UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund

PIMCO All Asset Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO Capital Securities and Financials Fund

PIMCO CommoditiesPLUS Strategy Fund

PIMCO CommodityRealReturn Strategy Fund

PIMCO Credit Absolute Return Fund

PIMCO Diversified Income Fund

PIMCO Emerging Local Bond Fund

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Extended Duration Fund

PIMCO Floating Income Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

PIMCO Global Bond Fund (Unhedged)

PIMCO Global Multi-Asset Fund

PIMCO GNMA Fund

PIMCO Government Money Market Fund

PIMCO High Yield Fund

PIMCO High Yield Municipal Bond Fund

PIMCO High Yield Spectrum Fund

PIMCO Income Fund

PIMCO Inflation Response Multi-Asset Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term Credit Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration Fund III

PIMCO Moderate Duration Fund

PIMCO Money Market Fund

PIMCO Mortgage Opportunities Fund

PIMCO Mortgage-Backed Securities Fund

PIMCO Multi-Strategy Alternative Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE Fundamental PLUS EMG Fund

PIMCO RAE Fundamental PLUS Fund

PIMCO RAE Fundamental PLUS International Fund

PIMCO RAE Fundamental PLUS Small Fund

PIMCO RAE Low Volatility PLUS EMG Fund

PIMCO RAE Low Volatility PLUS Fund

PIMCO RAE Low Volatility PLUS International Fund

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO Real Return Asset Fund

PIMCO Real Return Fund

PIMCO Real Return Limited Duration Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO RealPath 2020 Fund

PIMCO RealPath 2025 Fund

PIMCO RealPath 2030 Fund

PIMCO RealPath 2035 Fund

PIMCO RealPath 2040 Fund

PIMCO RealPath 2045 Fund

PIMCO RealPath 2050 Fund

PIMCO RealPath 2055 Fund

PIMCO RealPath Income Fund

PIMCO Senior Floating Rate Fund

PIMCO Short Asset Investment Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Short-Term Fund

PIMCO StocksPLUS Absolute Return Fund

PIMCO StocksPLUS Fund

PIMCO StocksPLUS Long Duration Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

PIMCO Tax Managed Real Return Fund

PIMCO Total Return Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund III

PIMCO Total Return Fund IV

PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

PIMCO Asset-Backed Securities Portfolio

PIMCO Developing Local Markets Portfolio

PIMCO Emerging Markets Portfolio

PIMCO FX Strategy Portfolio

PIMCO High Yield Portfolio

PIMCO International Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Senior Floating Rate Portfolio

PIMCO Short-Term Floating NAV Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO Short-Term Floating NAV Portfolio III

PIMCO Short-Term Portfolio

PIMCO U.S. Government Sector Portfolio

Schedule of Investments

PIMCO All Asset Fund

June 30, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%	$809

Total Short-Term Instruments (Cost $809)	809

Total Investments in Securities (Cost $809)	809

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.8%
PIMCO CommoditiesPLUS® Strategy Fund	81,094,520	621,995
PIMCO CommodityRealReturn Strategy Fund®	140,999,196	618,986
PIMCO Credit Absolute Return Fund	12,614,602	126,398
PIMCO Diversified Income Fund	5,442,345	58,396
PIMCO Emerging Local Bond Fund	357,809,284	2,783,756
PIMCO Emerging Markets Bond Fund	8,073,378	82,268
PIMCO Emerging Markets Corporate Bond Fund	1,882,791	20,033
PIMCO Emerging Markets Currency Fund	381,578,477	3,495,259
PIMCO EqS® Long/Short Fund	5,879,755	70,969
PIMCO Floating Income Fund	11,363,579	93,977
PIMCO Foreign Bond Fund (Unhedged)	9,293,044	86,704
PIMCO Global Advantage® Strategy Bond Fund	21,244,456	216,693
PIMCO Government Money Market Fund	100,013,483	100,014
PIMCO High Yield Fund	89,995,197	818,056
PIMCO High Yield Spectrum Fund	90,986,179	908,952
PIMCO Income Fund	138,211,979	1,708,300
PIMCO Investment Grade Corporate Bond Fund	48,556,078	506,925
PIMCO Long Duration Total Return Fund	23,813,254	269,328
PIMCO Long-Term Credit Fund	13,218,210	162,320
PIMCO Long-Term U.S. Government Fund	81,176	847
PIMCO Low Duration Fund	24,789,334	248,141
PIMCO Mortgage Opportunities Fund	16,821,551	187,224
PIMCO RAE Fundamental Advantage PLUS Fund	301,038,451	1,065,676
PIMCO RAE Fundamental PLUS EMG Fund	141,540,661	1,346,052
PIMCO RAE Fundamental PLUS Fund	9,291,563	60,116
PIMCO RAE Fundamental PLUS International Fund	50,981,673	455,776
PIMCO RAE Fundamental PLUS Small Fund	9,859,900	120,882
PIMCO RAE Low Volatility PLUS EMG Fund	262,498,757	2,540,988
PIMCO RAE Low Volatility PLUS Fund	46,674,113	494,279
PIMCO RAE Low Volatility PLUS International Fund	116,138,078	1,172,995
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	117,971,506	1,097,135
PIMCO RAE Worldwide Long/Short PLUS Fund	221,392,256	2,129,794
PIMCO Real Return Asset Fund	228,773,220	1,848,488
PIMCO Real Return Fund	33,850,357	367,276
PIMCO RealEstateRealReturn Strategy Fund	154,033,925	566,845
PIMCO Senior Floating Rate Fund	74,224,283	742,985
PIMCO Total Return Fund	37,321,981	394,867
PIMCO TRENDS Managed Futures Strategy Fund	5,529,364	56,400
PIMCO Unconstrained Bond Fund	62,294,775	693,964

Total Mutual Funds (Cost $30,099,579)		28,340,059

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	540,000	23,701
PIMCO Low Duration Active Exchange-Traded Fund	682,562	69,300

Total Exchange-Traded Funds (Cost $98,208)		93,001

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	2,109	21

Total Short-Term Instruments (Cost $21)		21

Total Investments in Affiliates (Cost $30,197,808)		28,433,081

Total Investments 100.1% (Cost $30,198,617)		$28,433,890
Other Assets and Liabilities, net (0.1%)		(16,386)

Net Assets 100.0%		$28,417,504

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$809	Fannie Mae 2.260% due 10/17/2022	$(829)	$809	$809

Total Repurchase Agreements						$(829)	$809	$809

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$809	$0	$809
	$0	$809	$0	$809

Investments in Affiliates, at Value
Mutual Funds	28,340,059	0	0	28,340,059
Exchange-Traded Funds	93,001	0	0	93,001
Short-Term Instruments
Central Funds Used for Cash Management Purposes	21	0	0	21

	$28,433,081	$0	$0	$28,433,081

Total Investments	$28,433,081	$809	$0	$28,433,890

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%	$1,164

Total Short-Term Instruments (Cost $1,164)	1,164

Total Investments in Securities (Cost $1,164)	1,164

	SHARES
INVESTMENTS IN AFFILIATES 139.4%
MUTUAL FUNDS (a) 138.9%
PIMCO CommoditiesPLUS® Strategy Fund	62,590,707	480,071
PIMCO CommodityRealReturn Strategy Fund®	82,022,075	360,077
PIMCO Credit Absolute Return Fund	13,723,583	137,510
PIMCO Diversified Income Fund	3,868,901	41,513
PIMCO Emerging Local Bond Fund	223,411,384	1,738,141
PIMCO Emerging Markets Bond Fund	7,567,960	77,117
PIMCO Emerging Markets Corporate Bond Fund	2,612,242	27,794
PIMCO Emerging Markets Currency Fund	218,560,153	2,002,011
PIMCO EqS® Long/Short Fund	8,293,464	100,102
PIMCO Floating Income Fund	3,839,309	31,751
PIMCO Foreign Bond Fund (Unhedged)	6,638,021	61,933
PIMCO Global Advantage® Strategy Bond Fund	11,997,622	122,376
PIMCO Government Money Market Fund	100,005,600	100,006
PIMCO High Yield Fund	53,289,510	484,402
PIMCO High Yield Spectrum Fund	76,094,379	760,183
PIMCO Income Fund	103,494,704	1,279,195
PIMCO Investment Grade Corporate Bond Fund	32,250,038	336,690
PIMCO Long Duration Total Return Fund	11,628,139	131,514
PIMCO Long-Term Credit Fund	6,659,256	81,776
PIMCO Long-Term U.S. Government Fund	54,336	567
PIMCO Low Duration Fund	12,196,849	122,090
PIMCO Mortgage Opportunities Fund	10,857,127	120,840
PIMCO RAE Fundamental Advantage PLUS Fund	188,820,575	668,425
PIMCO RAE Fundamental PLUS EMG Fund	102,948,986	979,045
PIMCO RAE Fundamental PLUS Fund	13,266,888	85,837
PIMCO RAE Fundamental PLUS International Fund	43,460,478	388,537
PIMCO RAE Fundamental PLUS Small Fund	10,634,948	130,384
PIMCO RAE Low Volatility PLUS EMG Fund	168,783,829	1,633,827
PIMCO RAE Low Volatility PLUS Fund	38,635,713	409,152
PIMCO RAE Low Volatility PLUS International Fund	101,238,574	1,022,510
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	70,642,818	656,978
PIMCO RAE Worldwide Long/Short PLUS Fund	132,417,821	1,273,859
PIMCO Real Return Asset Fund	124,779,059	1,008,215
PIMCO Real Return Fund	21,529,955	233,600
PIMCO RealEstateRealReturn Strategy Fund	102,219,288	376,167
PIMCO Senior Floating Rate Fund	86,986,988	870,740
PIMCO Short-Term Floating NAV Portfolio III	40,778	404
PIMCO StocksPLUS Short Fund	1,317,555,642	3,043,554
PIMCO Total Return Fund	25,380,337	268,524
PIMCO TRENDS Managed Futures Strategy Fund	5,034,598	51,353
PIMCO Unconstrained Bond Fund	41,047,438	457,268

Total Mutual Funds (Cost $24,834,216)		22,156,038

EXCHANGE-TRADED FUNDS 0.5%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	440,000	19,312
PIMCO Low Duration Active Exchange-Traded Fund	541,301	54,958

Total Exchange-Traded Funds (Cost $78,515)		74,270

Total Investments in Affiliates (Cost $24,912,731)		22,230,308

Total Investments 139.4% (Cost $24,913,895)		$22,231,472
Other Assets and Liabilities, net (39.4%)		(6,279,482)

Net Assets 100.0%		$15,951,990

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$1,164	Fannie Mae 2.260% due 10/17/2022	$(1,187)	$1,164	$1,164

Total Repurchase Agreements						$(1,187)	$1,164	$1,164

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$1,164	$0	$1,164
	$0	$1,164	$0	$1,164

Investments in Affiliates, at Value
Mutual Funds	22,155,634	0	0	22,155,634
Exchange-Traded Funds	74,270	0	0	74,270
Short-Term Instruments
Central Funds Used for Cash Management Purposes	404	0	0	404

	$22,230,308	$0	$0	$22,230,308

Total Investments	$22,230,308	$1,164	$0	$22,231,472

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.8%
MUNICIPAL BONDS & NOTES 95.5%
CALIFORNIA 95.4%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$296
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	570
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,638
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	269
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	578
5.000% due 08/01/2022	520	610
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	276
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,474
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,135
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	3,170	3,170
5.500% due 08/15/2018	500	569
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	288
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,778
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	449
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,169
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	4,000	4,675
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,345
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,974
5.000% due 11/01/2019	500	578
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,555
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	285	289
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,123
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	647
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2029	400	455
5.000% due 11/01/2030	655	741
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,069
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,558
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,186
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2016	150	155
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	786
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,920
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	886
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,107
5.250% due 11/15/2019	500	559
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	218
Long Beach, California Harbor Revenue Notes, Series 2015
5.000% due 05/15/2023	1,150	1,358
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,355
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,579
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,158

Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	706
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	285
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	744
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	277
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,113
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016 (b)	1,000	995
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	330	336
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	264
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,148
Palomar Community College District, California General Obligation Bonds, Series 2015
5.000% due 05/01/2029	750	880
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	272
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,712
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	916
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,144
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,099
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	926
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,159
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	213
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,042
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,849
Sacramento Municipal Utility District, California Revenue Bonds, Series 2015
5.000% due 07/01/2025	2,000	2,445
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,748
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,389
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	881
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,297
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	540
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,002
San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,406
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	58
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,177
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,095
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,003
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,339
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	816
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030 (a)	1,800	2,055
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	365
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,148
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,359
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,477
5.000% due 03/01/2026	50	58
Southwestern Community College District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 08/01/2016	400	420
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	563
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	368

Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,335
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,161
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,269
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,087

		109,486

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	110	116

Total Municipal Bonds & Notes (Cost $104,637)		109,602

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		379

Total Short-Term Instruments (Cost $379)		379

Total Investments in Securities (Cost $105,016)		109,981

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	566,279	5,617

Total Short Term Instruments (Cost $5,615)		5,617

Total Investments in Affiliates (Cost $5,615)		5,617

Total Investments 100.7% (Cost $110,631)		$115,598
Other Assets and Liabilities, net (0.7%)		(780)

Net Assets 100.0%		$114,818

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon bond.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$379	Fannie Mae 2.200% due 10/17/2022	$(391)	$379	$379

Total Repurchase Agreements						$(391)	$379	$379

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$109,486	$0	$109,486
New Jersey	0	116	0	116
Short-Term Instruments
Repurchase Agreements	0	379	0	379
	$0	$109,981	$0	$109,981

Investments in Affiliates, at Value
Short Term Instruments
Central Funds Used for Cash Management Purposes	5,617	0	0	5,617

Total Investments	$5,617	$109,981	$0	$115,598

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
MUNICIPAL BONDS & NOTES 97.2%
CALIFORNIA 97.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	$175	$202
California Department of Water Resources Power Supply State Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	146
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	110
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2033	200	223
5.000% due 08/15/2052	250	267
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	217
California State General Obligation Bonds, Series 2014
5.000% due 08/01/2033	100	114
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	321
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	244
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	202
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	232
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	113
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	250	207
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	137
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	114
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	178
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2015
5.000% due 12/01/2039	100	111
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	225
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	221
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	350	387
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2015
5.000% due 07/01/2044	250	277
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	120
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	281
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	174
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	138
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2035	425	482
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	110
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	147
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	111
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	230
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	203
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	275
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030 (a)	200	228
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	113
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	197
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	175
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	113

West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	205	232
5.000% due 08/01/2029	125	141

Total Municipal Bonds & Notes (Cost $7,516)		7,718

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (b) 2.1%		164

Total Short-Term Instruments (Cost $164)		164

Total Investments in Securities (Cost $7,680)		7,882

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	10,231	101

Total Short-Term Instruments (Cost $101)		101

Total Investments in Affiliates (Cost $101)		101

Total Investments 100.6% (Cost $7,781)		$7,983
Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $0)		1
Other Assets and Liabilities, net (0.6%)		(45)

Net Assets 100.0%		$7,939

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$164	Fannie Mae 2.260% due 10/17/2022	$(172)	$164	$164

Total Repurchase Agreements						$(172)	$164	$164

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	7	$14	$1	$0

Total Futures Contracts				$14	$1	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	$100	$5	$(1)	$0	$0

Total Swap Agreements					$5	$(1)	$0	$0

Cash of $96 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$ 0	$7,718	$0	$7,718
Short-Term Instruments
Repurchase Agreements	0	164	0	164
	$ 0	$7,882	$0	$7,882

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 101	$0	$0	$101

Total Investments	$ 101	$7,882	$0	$7,983

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$ 1	$0	$0	$1

Totals	$ 102	$7,882	$0	$7,984

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.7%
MUNICIPAL BONDS & NOTES 93.3%
CALIFORNIA 92.4%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$781
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	545
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2019	2,275	2,515
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.770% due 04/01/2047	5,000	4,981
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.984% due 04/01/2045	3,200	3,212
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,224
1.875% due 04/01/2047	1,000	1,010
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2016	395	410
4.000% due 08/01/2017	415	441
5.000% due 08/01/2018	430	477
5.000% due 08/01/2019	455	517
5.000% due 08/01/2020	475	549
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
5.000% due 09/02/2018	570	637
Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	142
Burbank Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
3.000% due 12/01/2016	2,075	2,143
California Department of Water Resources Power Supply State Revenue Notes, Series 2008
5.000% due 05/01/2018	500	557
California Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 01/01/2019	500	569
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	284
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	609
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,090
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.350% due 10/01/2047	5,500	5,500
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	396
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	260	262
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	3,000	3,170
California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	604
5.000% due 07/01/2018	1,340	1,500
5.000% due 07/01/2019	80	92
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	154
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	418
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	274
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,240
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	20	20
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	281
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	700	698
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,719
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,142
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	130
Chino Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
3.000% due 09/01/2015	700	703
4.000% due 09/01/2016	310	322
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	9,050	9,064

Desert Community College District, California General Obligation Notes, Series 2015
3.000% due 08/01/2016	2,115	2,174
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,880
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	603
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	735
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,127
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,207
Fullerton Joint Union High School District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2029	385	386
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	150
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2015
4.000% due 06/01/2018	2,000	2,156
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,164
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
4.000% due 09/01/2016	200	207
5.000% due 09/01/2019	475	536
5.000% due 09/01/2020	550	628
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	186
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	522
4.000% due 11/01/2017	470	502
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	143
Long Beach, California Harbor Revenue Notes, Series 2014
5.000% due 11/15/2018	5,000	5,650
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2015	220	220
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	6,280	7,023
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	557
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	596
Los Angeles County, California Regional Financing Authority Revenue Notes, (CM Insured), Series 2014
3.000% due 11/15/2020	1,625	1,642
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,260
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	1,000	1,109
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	761
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,034
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2014
3.500% due 05/01/2016	300	307
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,018
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,061
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	209
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	258
Los Angeles, California Wastewater System Revenue Notes, Series 2013
5.000% due 06/01/2018	325	362
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	261
5.000% due 07/01/2017	200	217
5.000% due 07/01/2018	250	278
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,797
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	150
4.000% due 08/01/2016	200	208
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	546
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	898
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	3,050	3,305
5.000% due 08/01/2018	2,500	2,781
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	151
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019 (a)	2,800	3,104
5.000% due 06/15/2020 (a)	2,680	3,102
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,040

Riverside Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2017	1,000	1,067
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,567
Roseville Natural Gas Financing Authority, California Revenue Notes, Series 2007
5.000% due 02/15/2016	1,000	1,022
Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	995	1,019
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 08/15/2015	740	744
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,215
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	600	600
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	515
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,049
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	929
San Francisco State Building Authority, California Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 12/01/2015	1,800	1,834
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	307
5.000% due 05/01/2019	1,795	2,049
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
4.000% due 10/01/2015	1,000	1,009
5.000% due 10/01/2020	300	354
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	272
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	159
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	154
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,160	2,207
Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,165	1,165
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,000
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,202
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.794% due 05/15/2030	1,000	893
University of California Revenue Notes, Series 2008
5.000% due 05/15/2016	215	224
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	1,000	1,081
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	502

		143,732

UTAH 0.9%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,353

Total Municipal Bonds & Notes (Cost $144,424)		145,085

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		577

Total Short-Term Instruments (Cost $577)		577

Total Investments in Securities (Cost $145,001)		145,662

	SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III	1,495,824	14,836

Total Short-Term Instruments (Cost $14,837)		14,836

Total Investments in Affiliates (Cost $14,837)		14,836

Total Investments 103.2% (Cost $159,838)		$160,498
Other Assets and Liabilities, net (3.2%)		(4,992)

Net Assets 100.0%		$155,506

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$577	Fannie Mae 2.260% due 10/17/2022	$(589)	$577	$577

Total Repurchase Agreements						$(589)	$577	$577

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$143,732	$0	$143,732
Utah	0	1,353	0	1,353
Short-Term Instruments
Repurchase Agreements	0	577	0	577
	$0	$145,662	$0	$145,662

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,836	$0	$0	$14,836

Total Investments	$14,836	$145,662	$0	$160,498

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Capital Securities and Financials Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.6%
CORPORATE BONDS & NOTES 88.9%
BANKING & FINANCE 88.9%
Ally Financial, Inc.
3.600% due 05/21/2018		$500	$501
American Express Co.
4.900% due 03/15/2020 (a)		500	485
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (a)	EUR	400	445
Banco do Brasil S.A.
6.250% due 04/15/2024 (a)		$300	213
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (a)	EUR	400	443
Bank of America Corp.
6.100% due 03/17/2025 (a)		$700	692
Bank of Ireland
7.375% due 06/18/2020 (a)	EUR	200	222
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (a)		$1,200	1,192
Barclays Bank PLC
7.625% due 11/21/2022		400	456
Cantor Fitzgerald LP
6.500% due 06/17/2022		350	361
Citigroup, Inc.
5.950% due 05/15/2025 (a)		1,000	966
Credit Agricole S.A.
7.875% due 01/23/2024 (a)		700	722
Credit Suisse AG
6.500% due 08/08/2023		400	439
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		400	419
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (a)		1,000	998
DNB Bank ASA
5.750% due 03/26/2020 (a)		500	488
Goldman Sachs Group, Inc.
5.375% due 05/10/2020 (a)		900	890
HSBC Holdings PLC
3.000% due 06/30/2025	EUR	250	278
5.250% due 09/16/2022 (a)		400	446
6.375% due 03/30/2025 (a)		$500	504
ING Groep NV
6.500% due 04/16/2025 (a)		200	194
JPMorgan Chase & Co.
5.300% due 05/01/2020 (a)		250	249
6.125% due 04/30/2024 (a)		800	804
KBC Bank NV
8.000% due 01/25/2023		400	439
KBC Groep NV
5.625% due 03/19/2019 (a)	EUR	300	329
Lloyds Banking Group PLC
7.875% due 06/27/2029 (a)	GBP	500	827
MetLife Capital Trust
9.250% due 04/08/2068		$700	985
MetLife, Inc.
5.250% due 06/15/2020 (a)		250	248
Nationwide Building Society
10.250% due 06/29/2049 (a)	GBP	3	605
Navient Corp.
5.875% due 10/25/2024		$500	471
Nordea Bank AB
6.125% due 09/23/2024 (a)		500	495
Novo Banco S.A.
5.000% due 04/23/2019	EUR	500	569
PNC Preferred Funding Trust
1.936% due 03/15/2017 (a)		$1,200	1,095
Quicken Loans, Inc.
5.750% due 05/01/2025		500	480
Rabobank Group
8.375% due 07/26/2016 (a)		500	524
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (a)		600	708
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (a)	GBP	350	548
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		$200	168

State Street Corp.
5.250% due 09/15/2020 (a)		700	704
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (a)	EUR	600	720
Svenska Handelsbanken AB
5.250% due 03/01/2021 (a)		$500	485
UBS AG
5.125% due 05/15/2024		600	595
UBS Group AG
7.125% due 02/19/2020 (a)		500	521
Wells Fargo & Co.
5.875% due 06/15/2025 (a)		600	615
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd.
4.250% due 10/01/2045		300	281

Total Corporate Bonds & Notes (Cost $25,203)			24,819

SOVEREIGN ISSUES 0.5%
Italy Buoni Poliennali Del Tesoro
4.500% due 03/01/2024	EUR	100	131

Total Sovereign Issues (Cost $133)			131

SHORT-TERM INSTRUMENTS 7.2%
SHORT-TERM NOTES 7.2%
Federal Home Loan Bank
0.060% due 08/12/2015		$100	100
0.064% due 08/26/2015		1,000	1,000
0.068% due 07/31/2015		300	300
0.080% due 09/02/2015 - 09/23/2015		400	400
0.088% due 09/11/2015		100	100
0.090% due 08/26/2015		100	100

			2,000

Total Short-Term Instruments (Cost $2,000)			2,000

Total Investments in Securities (Cost $27,336)			26,950

Total Investments 96.6% (Cost $27,336)			$26,950
Financial Derivative Instruments (b)(c) (0.6%) (Cost or Premiums, net $0)			(174)
Other Assets and Liabilities, net 4.0%			1,126

Net Assets 100.0%			$27,902

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond September Futures	Short	09/2015	2	$(3)	$0	$(4)
Euro-Buxl 30-Year Bond September Futures	Short	09/2015	1	(1)	0	(4)
United Kingdom Long Gilt September Futures	Short	09/2015	4	2	0	(9)

Total Futures Contracts				$(2)	$0	$(17)

Cash of $78 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$143	GBP	91	$0	$0
	08/2015	GBP	91		$143	0	0
BOA	07/2015		175		267	0	(8)
	07/2015		$32	GBP	21	1	0
	08/2015	EUR	246		$273	0	(1)
CBK	07/2015		247		269	0	(7)
HUS	07/2015		34		39	1	0
	07/2015	GBP	1,775		2,727	0	(62)
	07/2015		$36	GBP	23	0	0
JPM	07/2015	EUR	200		$225	2	0
	07/2015	GBP	175		267	0	(8)
	07/2015		$16	EUR	14	0	0
	07/2015		3,163	GBP	2,009	0	(6)
	08/2015	GBP	2,009		$3,162	6	0
	08/2015		$1,285	GBP	816	0	(3)
SCX	07/2015		4,105	EUR	3,663	0	(21)
	08/2015	EUR	3,533		$3,961	20	0
UAG	07/2015		3,327		3,637	3	(75)
	07/2015	GBP	19		30	0	0
	07/2015		$145	EUR	131	1	0

Total Forward Foreign Currency Contracts						$34	$(191)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$720	$24,099	$0	$24,819
Sovereign Issues	0	131	0	131
Short-Term Instruments
Short-Term Notes	0	2,000	0	2,000

Total Investments	$720	$26,230	$0	$26,950

Financial Derivative Instruments - Assets
Over the counter	$0	$34	$0	$34

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	0	0	(17)
Over the counter	0	(191)	0	(191)

	$(17)	$(191)	$0	$(208)

Totals	$703	$26,073	$0	$26,776

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2%
BANK LOAN OBLIGATIONS 0.1%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$5,300	$5,313

Total Bank Loan Obligations (Cost $5,284)			5,313

CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 15.9%
Ally Financial, Inc.
2.750% due 01/30/2017		1,700	1,697
2.955% due 07/18/2016		1,000	1,011
3.250% due 09/29/2017		16,100	16,140
3.500% due 07/18/2016		2,400	2,442
5.500% due 02/15/2017		3,700	3,866
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	2,000	2,223
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$2,000	2,001
Banco Santander Chile
1.875% due 01/19/2016		9,250	9,273
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	1,100	1,195
Bank of America Corp.
5.750% due 12/01/2017		$300	327
7.625% due 06/01/2019		1,100	1,306
Bank of America N.A.
5.300% due 03/15/2017		1,075	1,139
Bankia S.A.
0.198% due 01/25/2016	EUR	500	557
3.500% due 12/14/2015		5,200	5,881
3.500% due 01/17/2019		6,900	8,026
3.625% due 10/05/2016		200	232
4.375% due 02/14/2017		13,400	15,693
5.750% due 06/29/2016		800	940
Barclays Bank PLC
7.625% due 11/21/2022		$600	684
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	1,600	1,781
8.000% due 12/15/2020 (e)		2,300	2,731
BPCE S.A.
0.846% due 11/18/2016		$62,900	63,011
0.913% due 06/17/2017		7,700	7,704
CIT Group, Inc.
4.250% due 08/15/2017		6,850	6,970
5.000% due 05/15/2017		3,100	3,204
Citigroup, Inc.
0.798% due 05/01/2017		1,800	1,795
Credit Agricole S.A.
0.833% due 06/12/2017		67,700	67,681
6.500% due 06/23/2021 (e)	EUR	1,500	1,685
Depfa ACS Bank
4.875% due 10/28/2015		$1,100	1,115
Deutsche Annington Finance BV
3.200% due 10/02/2017		8,600	8,802
Dexia Credit Local S.A.
1.250% due 10/18/2016		29,200	29,357
Export-Import Bank of India
2.432% due 03/30/2016		1,500	1,509
Ford Motor Credit Co. LLC
0.799% due 09/08/2017		50,000	49,736
1.700% due 05/09/2016		400	401
3.984% due 06/15/2016		100	102
5.625% due 09/15/2015		100	101
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	33,513
Goldman Sachs Group, Inc.
0.904% due 06/04/2017		42,000	41,952
HBOS PLC
0.787% due 09/01/2016	EUR	200	222
0.982% due 09/30/2016		$2,000	2,000
HSBC Finance Corp.
0.713% due 06/01/2016		7,000	6,990
6.676% due 01/15/2021		4,700	5,439
International Lease Finance Corp.
2.236% due 06/15/2016		1,300	1,302

5.750% due 05/15/2016		2,000	2,053
6.750% due 09/01/2016		3,600	3,794
8.625% due 09/15/2015		17,900	18,146
8.875% due 09/01/2017		1,400	1,568
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,719
3.125% due 01/15/2016		9,000	9,070
JPMorgan Chase Bank N.A.
0.704% due 06/02/2017		34,600	34,600
6.000% due 10/01/2017		100	109
LBG Capital PLC
15.000% due 12/21/2019	GBP	8,400	18,775
15.000% due 12/21/2019	EUR	240	405
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		$300	310
7.625% due 06/27/2023 (e)	GBP	800	1,300
7.875% due 06/27/2029 (e)		2,700	4,467
Navient Corp.
4.625% due 09/25/2017		$1,400	1,426
6.000% due 01/25/2017		1,600	1,668
6.250% due 01/25/2016		2,125	2,170
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,180
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	100	113
Rabobank Group
0.609% due 04/28/2017		$6,800	6,807
0.766% due 03/18/2016		250	251
8.375% due 07/26/2016 (e)		200	209
8.400% due 06/29/2017 (e)		400	433
Springleaf Finance Corp.
5.400% due 12/01/2015		4,200	4,247
5.750% due 09/15/2016		100	104
6.900% due 12/15/2017		10,300	10,944
Stone Street Trust
5.902% due 12/15/2015		100	102
Waha Aerospace BV
3.925% due 07/28/2020		1,100	1,147
Westpac Banking Corp.
0.607% due 05/19/2017		28,100	28,122
1.850% due 11/26/2018		1,200	1,206

			581,181

INDUSTRIALS 0.7%
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	113
6.625% due 02/15/2023		$500	498
Canadian Natural Resources Ltd.
0.657% due 03/30/2016		100	100
Central China Real Estate Ltd.
8.000% due 01/28/2020		900	888
Chesapeake Energy Corp.
3.525% due 04/15/2019		650	596
Dell, Inc.
3.100% due 04/01/2016		200	200
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		309	335
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,032
7.125% due 02/01/2016		1,100	1,130
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	300
GTL Trade Finance, Inc.
5.893% due 04/29/2024		576	565
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	604
Kinder Morgan, Inc.
8.250% due 02/15/2016		2,475	2,583
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,496
SABIC Capital BV
3.000% due 11/02/2015		5,750	5,788
Sabine Pass LNG LP
7.500% due 11/30/2016		3,350	3,543
Telefonica Emisiones S.A.U.
0.931% due 06/23/2017		5,000	4,989
6.421% due 06/20/2016		150	157
Viacom, Inc.
4.250% due 09/15/2015		100	101
Volkswagen International Finance NV
2.875% due 04/01/2016		50	51
Yuzhou Properties Co. Ltd.
8.625% due 01/24/2019		200	202
9.000% due 12/08/2019		700	704

			25,975

UTILITIES 1.0%
AT&T, Inc.
0.702% due 03/30/2017		800	798
BellSouth Corp.
4.821% due 04/26/2021		8,750	9,002
IPALCO Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,908
Petrobras Global Finance BV
2.643% due 03/17/2017		25,500	25,033
SSE PLC
5.625% due 10/01/2017 (e)	EUR	300	355
Verizon Communications, Inc.
1.816% due 09/15/2016		$100	101

			37,197

Total Corporate Bonds & Notes (Cost $650,780)			644,353

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.000% due 06/01/2017 (c)		40,000	39,390
0.617% due 10/25/2036 - 09/25/2041 †		10,546	10,619
0.637% due 08/25/2037		2,321	2,341
0.737% due 02/25/2042 †		48,342	48,878
0.787% due 01/25/2042 †		13,798	13,967
0.867% due 02/25/2041		1,006	1,017
3.000% due 07/01/2045		60,000	59,708
4.087% due 02/25/2018 (a)		5,942	461
6.000% due 04/18/2036		47,095	49,128
Federal Home Loan Bank
0.200% due 09/29/2015 †		4,800	4,802
Freddie Mac
0.566% due 07/15/2036		439	441
0.636% due 05/15/2032 - 09/15/2042		6,094	6,162
0.786% due 12/15/2037		1,808	1,827
0.806% due 10/15/2037		3,090	3,132
Ginnie Mae
1.296% due 10/16/2053 (a)		7,652	431
NCUA Guaranteed Notes
0.745% due 12/08/2020		1,371	1,381
Overseas Private Investment Corp.
4.730% due 03/15/2022		4,520	4,940
Small Business Administration
4.840% due 05/01/2025		318	342
4.990% due 09/01/2024		307	332
5.160% due 02/01/2028		182	201
5.310% due 05/01/2027		428	470
5.490% due 03/01/2028		170	188
5.510% due 11/01/2027		149	166
5.820% due 06/01/2026		342	383
5.870% due 07/01/2028		129	146
6.020% due 08/01/2028		79	90
6.770% due 11/01/2028		416	476

Total U.S. Government Agencies (Cost $249,733)			251,419

U.S. TREASURY OBLIGATIONS 21.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		102,340	89,659
3.000% due 05/15/2045 †		17,420	16,993
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (j)		322,511	324,098
0.125% due 04/15/2019 (j)		4,947	5,007
0.125% due 07/15/2022		8,436	8,368
0.125% due 01/15/2023		4,715	4,630
0.750% due 02/15/2042		11,758	10,738
0.750% due 02/15/2045		101,995	92,473
1.375% due 02/15/2044 †		4,619	4,895
1.875% due 07/15/2015 (j)†		33,570	33,672
2.000% due 01/15/2026		8,678	9,944
2.125% due 02/15/2041		108	133
2.375% due 01/15/2027		4,869	5,812
2.500% due 07/15/2016 (j)		61,983	64,278
2.500% due 01/15/2029 †		53,411	65,683
3.875% due 04/15/2029		3,180	4,498
U.S. Treasury Notes
1.750% due 03/31/2022 (l)		64,300	63,079

Total U.S. Treasury Obligations (Cost $825,386)			803,960

MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust
2.933% due 07/25/2035		869	839
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		16,000	15,772
American Home Mortgage Investment Trust
0.477% due 02/25/2045		327	326
1.923% due 09/25/2045		8	8
Banc of America Commercial Mortgage Trust
5.783% due 04/10/2049		500	524
Banc of America Funding Ltd.
0.443% due 10/03/2039		684	674
Banc of America Funding Trust
5.108% due 05/20/2036		1,344	1,292
BCAP LLC Trust
0.435% due 07/26/2035		986	951
2.397% due 01/26/2034		321	321
4.000% due 02/26/2037		386	384
Bear Stearns Adjustable Rate Mortgage Trust
2.515% due 03/25/2035		1,315	1,320
2.640% due 01/25/2035		1,220	1,204
Bear Stearns ALT-A Trust
4.814% due 07/25/2035 ^		1,758	1,457
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036		226	183
CDGJ Commercial Mortgage Trust
1.586% due 12/15/2027		9,400	9,427
Chase Mortgage Finance Trust
2.543% due 02/25/2037		512	512
2.553% due 02/25/2037		757	771
5.500% due 12/25/2022 ^		816	731
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.467% due 01/25/2035		19	17
Citigroup Commercial Mortgage Trust
5.899% due 12/10/2049		4,065	4,347
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		188	189
2.410% due 09/25/2035		53	53
2.500% due 11/25/2035		686	681
2.510% due 10/25/2035		2,330	2,310
5.108% due 08/25/2035		1,307	1,292
Commercial Mortgage Trust
2.365% due 02/10/2029		5,400	5,489
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,827	1,867
6.500% due 09/25/2037 ^		2,713	2,173
Countrywide Home Loan Mortgage Pass-Through Trust
2.472% due 11/20/2034		1,205	1,193
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035		15	13
Credit Suisse First Boston Mortgage Securities Corp.
2.366% due 04/25/2034		82	83
Credit Suisse Mortgage Capital Certificates
2.689% due 12/27/2046		683	669
6.000% due 05/27/2037		141	142
Deutsche ALT-A Securities, Inc.
0.317% due 08/25/2047		17,154	14,365
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		1,100	1,096
F-E Mortgages SRL
0.316% due 12/15/2043	EUR	3,730	4,117
First Horizon Alternative Mortgage Securities Trust
2.298% due 04/25/2035		$1,028	1,014
Granite Master Issuer PLC
0.117% due 12/20/2054	EUR	447	497
Grecale RMBS SRL
0.498% due 01/27/2061		4,121	4,548
GS Mortgage Securities Trust
3.849% due 12/10/2043		$4,665	4,749
GSR Mortgage Loan Trust
2.682% due 09/25/2035		57	57
2.703% due 09/25/2035		4,350	4,398
2.719% due 11/25/2035		993	973
HarborView Mortgage Loan Trust
0.318% due 03/19/2037		1,900	1,632
0.498% due 11/19/2035		1,733	1,461
0.527% due 06/20/2035		1,003	952
IndyMac Mortgage Loan Trust
4.748% due 11/25/2035 ^		801	748
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,679	1,759
5.885% due 02/12/2049		4,588	4,872

JPMorgan Mortgage Trust
2.628% due 04/25/2035		164	166
2.927% due 07/25/2035		495	491
Marche Mutui SRL
0.419% due 02/25/2055	EUR	2,708	2,977
2.248% due 01/27/2064		6,143	7,010
Marche SRL
0.398% due 10/27/2065		1,796	2,002
MASTR Adjustable Rate Mortgages Trust
2.702% due 11/21/2034		$833	855
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.926% due 09/15/2030		305	302
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.666% due 06/15/2030		28	27
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		114	111
2.165% due 12/25/2034		311	313
2.350% due 10/25/2035		157	159
2.762% due 06/25/2035		1,104	1,081
5.250% due 08/25/2036		1,579	1,645
5.262% due 05/25/2036		87	85
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		4,223	4,405
Morgan Stanley Capital Trust
5.610% due 04/15/2049		327	330
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		74	74
Morgan Stanley Re-REMIC Trust
5.989% due 08/15/2045		857	908
RBSSP Resecuritization Trust
2.248% due 07/26/2045		3,285	3,284
2.252% due 12/26/2036		142	142
Residential Accredit Loans, Inc. Trust
0.487% due 01/25/2035		1,015	976
6.000% due 09/25/2036		669	544
6.000% due 09/25/2036 ^		1,749	1,421
Structured Adjustable Rate Mortgage Loan Trust
1.134% due 11/25/2034		2,075	1,965
2.447% due 06/25/2034		2,316	2,320
Structured Asset Mortgage Investments Trust
0.397% due 05/25/2046		226	179
0.868% due 05/19/2035		171	167
Thornburg Mortgage Securities Trust
2.069% due 03/25/2037		7,773	6,870
2.229% due 04/25/2045		387	389
5.536% due 07/25/2036		12,872	12,688
6.088% due 09/25/2037		8,751	9,023
Vornado DP LLC Trust
2.970% due 09/13/2028		1,149	1,186
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		2,100	2,207
5.898% due 06/15/2049		120	120
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045		7,076	6,675
0.587% due 01/25/2045		934	888
0.927% due 11/25/2034		693	661
1.228% due 01/25/2046		1,598	1,550
2.393% due 01/25/2035		184	186
2.449% due 10/25/2034		164	166
2.459% due 06/25/2034		187	189
Wells Fargo Mortgage-Backed Securities Trust
2.606% due 06/25/2033		144	145
2.615% due 12/25/2034		102	101
2.637% due 04/25/2036		28	28
2.681% due 10/25/2035		249	251
2.688% due 03/25/2035		602	607
5.000% due 03/25/2036		92	93
5.109% due 03/25/2036		19	19
5.676% due 04/25/2036		1,652	1,642

Total Mortgage-Backed Securities (Cost $182,817)			184,075

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp Home Equity Loan Trust
0.862% due 05/25/2035		466	450
1.057% due 05/25/2035		837	666
1.087% due 12/25/2034		759	696
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.637% due 01/25/2036		900	828
Asset-Backed Funding Certificates Trust
0.887% due 06/25/2034		5,369	5,051
Atrium CDO Corp.
0.526% due 07/20/2020		563	560
Bear Stearns Asset-Backed Securities Trust
0.357% due 10/25/2036		4,018	3,839
0.687% due 09/25/2046		1,095	371

Citigroup Mortgage Loan Trust, Inc.
0.477% due 10/25/2036		2,000	1,763
Countrywide Asset-Backed Certificates
0.367% due 06/25/2047		6,257	5,710
0.555% due 04/25/2036		3,981	3,385
Countrywide Asset-Backed Certificates Trust
0.437% due 04/25/2046		22,192	16,469
0.967% due 11/25/2034		784	760
1.042% due 08/25/2034		499	475
Duane Street CLO Ltd.
0.526% due 01/11/2021		459	457
EFS Volunteer LLC
1.127% due 10/26/2026		530	532
Euro-Galaxy CLO BV
0.239% due 10/23/2021	EUR	471	522
First Franklin Mortgage Loan Trust
0.707% due 06/25/2036		$9,675	7,164
0.847% due 04/25/2035		169	169
0.867% due 11/25/2035		2,417	2,411
First NLC Trust
0.577% due 02/25/2036		16,160	13,938
Fore CLO Ltd.
0.520% due 07/20/2019		8,834	8,759
Four Corners CLO Ltd.
0.551% due 01/26/2020		4,307	4,294
Franklin CLO Ltd.
0.546% due 06/15/2018		248	248
Fremont Home Loan Trust
0.427% due 10/25/2036		9,097	4,660
0.667% due 07/25/2035		601	602
GE-WMC Asset-Backed Pass-Through Certificates
0.907% due 10/25/2035		1,875	1,865
Goldentree Loan Opportunities Ltd.
0.970% due 10/18/2021		2,666	2,662
GSAMP Trust
0.387% due 11/25/2036		1,408	856
HSBC Home Equity Loan Trust USA
0.667% due 03/20/2036		1,760	1,668
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.235% due 11/25/2034		2,103	2,018
LightPoint Pan-European CLO PLC
0.245% due 01/31/2022	EUR	198	220
Locat Securitisation Vehicle SRL
0.146% due 12/12/2028		14	15
Long Beach Mortgage Loan Trust
1.012% due 06/25/2035		$930	924
Magi Funding PLC
0.331% due 04/11/2021	EUR	17	19
Massachusetts Educational Financing Authority
1.227% due 04/25/2038		$2,423	2,419
MASTR Asset-Backed Securities Trust
0.567% due 01/25/2036		13,243	10,248
0.637% due 10/25/2035		1,000	987
Merrill Lynch Mortgage Investors Trust
0.497% due 08/25/2036		1,000	909
Morgan Stanley ABS Capital, Inc. Trust
0.892% due 01/25/2035		2,574	2,260
1.042% due 03/25/2034		4,231	4,036
1.117% due 03/25/2035		400	394
1.222% due 07/25/2035		7,435	6,033
Morgan Stanley Home Equity Loan Trust
0.657% due 08/25/2035		900	873
Nelnet Student Loan Trust
1.057% due 07/27/2048		2,401	2,432
New Century Home Equity Loan Trust
0.637% due 06/25/2035		2,000	1,906
0.677% due 07/25/2035		600	582
0.862% due 03/25/2035		3,500	3,346
North Carolina State Education Assistance Authority
0.987% due 07/25/2039		10,258	10,296
Option One Mortgage Loan Trust Asset-Backed Certificates
0.627% due 11/25/2035		9,383	8,919
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.687% due 07/25/2035		1,000	991
1.162% due 10/25/2034		193	191
1.267% due 03/25/2035		1,000	917
People’s Choice Home Loan Securities Trust
1.040% due 08/25/2035		10,000	7,603
RAAC Trust
0.535% due 10/25/2045		390	390
Race Point CLO Ltd.
0.535% due 04/15/2020		105	105
Residential Asset Mortgage Products Trust
0.357% due 09/25/2036		391	384
0.717% due 06/25/2035		466	425

Residential Asset Securities Corp. Trust
0.517% due 04/25/2036		12,700	10,187
0.567% due 02/25/2036		400	354
SLM Student Loan Trust
0.277% due 07/25/2017		59	59
0.577% due 12/15/2027	EUR	2,800	3,062
0.777% due 10/25/2017		$148	148
1.777% due 04/25/2023		9,201	9,448
Soundview Home Loan Trust
0.437% due 06/25/2036		8,480	6,928
1.137% due 10/25/2037		2,170	1,556
Specialty Underwriting & Residential Finance Trust
0.637% due 03/25/2036		3,000	2,612
Structured Asset Investment Loan Trust
1.162% due 10/25/2033		3,107	3,017
Structured Asset Securities Corp. Mortgage Loan Trust
1.684% due 04/25/2035		337	323
Venture CDO Ltd.
0.496% due 07/22/2021		705	695
0.505% due 01/20/2022		2,286	2,259
Wells Fargo Home Equity Asset-Backed Securities Trust
0.447% due 05/25/2036		550	518
0.457% due 07/25/2036		5,000	4,186
0.647% due 12/25/2035		2,700	2,549

Total Asset-Backed Securities (Cost $205,322)			209,573

SOVEREIGN ISSUES 12.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,717
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (c)	BRL	114,600	35,618
0.000% due 01/01/2019 (c)		55,700	11,705
Export-Import Bank of Korea
1.133% due 09/17/2016		$8,200	8,234
Italy Buoni Poliennali Del Tesoro
2.250% due 04/22/2017 (d)	EUR	4,617	5,297
2.350% due 09/15/2024 (d)		20,745	25,490
5.500% due 11/01/2022		6,100	8,422
Kommunalbanken A/S
0.662% due 03/27/2017		$16,800	16,902
1.375% due 06/08/2017		1,900	1,919
Korea Development Bank
4.375% due 08/10/2015		400	402
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,522
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	183,896	12,604
4.000% due 11/08/2046 (d)		209,511	14,498
4.500% due 12/04/2025 (d)		370,568	27,007
4.500% due 11/22/2035 (d)		191,030	14,080
New Zealand Government Bond
2.000% due 09/20/2025	NZD	2,573	1,734
Republic of Germany
0.750% due 04/15/2018 (d)	EUR	54,419	63,247
Slovenia Government International Bond
1.750% due 10/09/2017		700	803
4.125% due 02/18/2019		$27,100	28,252
4.125% due 01/26/2020	EUR	10,000	12,609
4.700% due 11/01/2016		17,900	21,133
4.750% due 05/10/2018		$3,200	3,408
5.250% due 02/18/2024		38,500	42,158
5.500% due 10/26/2022		31,000	34,494
5.850% due 05/10/2023		14,400	16,365
Spain Government International Bond
4.400% due 10/31/2023	EUR	29,000	38,012

Total Sovereign Issues (Cost $493,496)			453,632

SHORT-TERM INSTRUMENTS 26.7%
CERTIFICATES OF DEPOSIT 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$20,000	19,993
Intesa Sanpaolo SpA
1.656% due 04/11/2016		25,900	25,966

			45,959

COMMERCIAL PAPER 0.9%
Tesco Treasury Services PLC
1.024% due 08/18/2015		34,800	34,754

REPURCHASE AGREEMENTS (g) 11.4%			417,586

SHORT-TERM NOTES 3.3%
Federal Home Loan Bank
0.039% due 07/15/2015†	21,100	21,100
0.040% due 07/06/2015 - 07/17/2015†	45,200	45,200
0.070% due 08/07/2015 - 08/19/2015†	20,500	20,499
0.075% due 08/12/2015 †	5,600	5,599
0.090% due 09/15/2015 †	12,600	12,598
0.095% due 08/07/2015 †	12,300	12,299
Freddie Mac
0.100% due 10/29/2015†	5,300	5,298

		122,593

U.S. TREASURY BILLS 9.8%
0.016% due 07/23/2015 - 11/12/2015 (b)(j)(l)†	359,136	359,132

Total Short-Term Instruments (Cost $980,065)		980,024

Total Investments in Securities (Cost $3,592,883)		3,532,349

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	15,919,204	157,887

Total Short-Term Instruments (Cost $157,887)		157,887

Total Investments in Affiliates (Cost $157,887)		157,887

Total Investments 100.5% (Cost $3,750,770)		$3,690,236
Financial Derivative Instruments (i)(k) 2.1% (Cost or Premiums, net $(4,659))		77,115
Other Assets and Liabilities, net (2.6%)		(96,454)

Net Assets 100.0%		$3,670,897

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$16,000	$15,772	0.43%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FAR	0.300% †	06/30/2015	07/01/2015	$300,000	Fannie Mae 3.500% due 06/01/2045	$(60,067)	$300,000	$300,003
					Freddie Mac 3.000% due 06/01/2045	(248,919)
JPS	0.250	06/30/2015	07/01/2015	50,700	U.S. Treasury Bonds 3.750% due 11/15/2043	(51,824)	50,700	50,700
RDR	0.250 †	06/30/2015	07/01/2015	65,700	U.S. Treasury Bonds 5.000% due 05/15/2037	(16,715)	65,700	65,700
					U.S. Treasury Notes 0.250% due 08/15/2015	(50,332)
SSB	0.000 †	06/30/2015	07/01/2015	1,186	Fannie Mae 2.260% due 10/17/2022	(1,212)	1,186	1,186

Total Repurchase Agreements						$(429,069)	$417,586	$417,589

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.350%	06/25/2015	07/02/2015	$(10,904)	$(10,904)
JPS	0.150	06/24/2015	07/08/2015	(17,700)	(17,701)
	0.150	06/25/2015	07/02/2015	(25,184)	(25,185)
	0.450	06/30/2015	07/01/2015	(50,659)	(50,659)

Total Reverse Repurchase Agreements					$(104,449)

Sale-buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	(0.100)%	06/29/2015	07/02/2015	$(13,954)	$(13,954)

Total Sale-Buyback Transactions					$(13,954)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $49,098 at a weighted average interest rate of (0.230%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$60,000	$(60,066)	$(59,708)

Total Short Sales				$(60,066)	$(59,708)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $117,718 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Wheat August Futures †	$495.000	07/24/2015	599	$91	$8
Call - NYMEX Natural Gas May Futures †	3.500	04/26/2016	1,385	2,207	2,392

				$2,298	$2,400

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Corn December Futures †	$340.000	11/20/2015	1,336	$523	$167
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	95	15	13
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	79	255	381
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	130	178	166
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	79	256	328
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	130	178	121
Call - NYMEX Brent Crude Spread March Futures †	71.500	03/31/2016	79	256	415
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	130	178	195
Put - NYMEX Crude December Futures †	48.000	11/17/2015	1,830	6,697	2,178

				$8,536	$3,964

Total Purchased Options				$10,834	$6,364

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price (1)	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude August Futures †	$1.000	07/20/2015	222	$(46)	$(11)
Put - NYMEX Crude August Futures †	1.000	07/20/2015	222	(24)	(2)
Call - NYMEX Crude December Futures †	0.250	11/19/2015	222	(46)	(53)
Put - NYMEX Crude December Futures †	1.000	11/19/2015	222	(24)	(24)
Call - NYMEX Crude November Futures †	0.250	10/19/2015	222	(46)	(47)
Put - NYMEX Crude November Futures †	1.000	10/19/2015	222	(24)	(22)
Call - NYMEX Crude October Futures †	0.250	09/21/2015	222	(46)	(33)
Put - NYMEX Crude October Futures †	1.000	09/21/2015	222	(24)	(13)
Call - NYMEX Crude September Futures †	0.250	08/19/2015	222	(46)	(33)
Put - NYMEX Crude September Futures †	1.000	08/19/2015	222	(24)	(7)
Put - NYMEX Natural Gas August Futures †	2.550	07/28/2015	162	(64)	(50)
Put - NYMEX Natural Gas August Futures †	2.600	07/28/2015	122	(63)	(51)
Call - NYMEX Natural Gas August Futures †	3.050	07/28/2015	167	(85)	(89)
Call - NYMEX Natural Gas August Futures †	3.100	07/28/2015	388	(154)	(163)
Call - NYMEX Natural Gas August Futures †	3.150	07/28/2015	141	(54)	(47)
Call - NYMEX Natural Gas November Futures †	3.400	10/27/2015	1,385	(1,496)	(1,605)
Call - NYMEX WTI Crude August Futures †	0.250	07/20/2015	515	(90)	(26)
Put - NYMEX WTI Crude August Futures †	1.000	07/20/2015	515	(68)	(5)
Call - NYMEX WTI Crude December Futures †	0.000	11/19/2015	189	(19)	(27)
Call - NYMEX WTI Crude December Futures †	0.250	11/19/2015	515	(90)	(124)
Put - NYMEX WTI Crude December Futures †	0.750	11/19/2015	189	(19)	(27)
Put - NYMEX WTI Crude December Futures †	1.000	11/19/2015	515	(68)	(57)
Call - NYMEX WTI Crude November Futures †	0.000	10/19/2015	189	(19)	(21)
Call - NYMEX WTI Crude November Futures †	0.250	10/19/2015	515	(90)	(108)
Put - NYMEX WTI Crude November Futures †	0.750	10/19/2015	189	(19)	(23)
Put - NYMEX WTI Crude November Futures †	1.000	10/19/2015	515	(68)	(52)
Call - NYMEX WTI Crude October Futures †	0.000	09/21/2015	189	(19)	(15)
Call - NYMEX WTI Crude October Futures †	0.250	09/21/2015	515	(90)	(77)
Put - NYMEX WTI Crude October Futures †	0.750	09/21/2015	189	(18)	(17)
Put - NYMEX WTI Crude October Futures †	1.000	09/21/2015	515	(68)	(31)
Call - NYMEX WTI Crude September Futures †	0.250	08/19/2015	515	(90)	(77)
Put - NYMEX WTI Crude September Futures †	1.000	08/19/2015	515	(68)	(15)
Call - NYMEX WTI-Brent Crude Spread August Futures †	4.000	07/15/2015	410	(150)	(180)
Put - NYMEX WTI-Brent Crude Spread August Futures †	9.000	07/15/2015	410	(222)	(4)

				$(3,541)	$(3,136)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Soybean August Futures †	$880.000	07/24/2015	568	$(235)	$(7)
Call - CBOT Soybean August Futures †	980.000	07/24/2015	568	(223)	(2,109)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.000	08/21/2015	247	(200)	(111)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	247	(164)	(190)
Put - CBOT Wheat August Futures †	475.000	07/24/2015	599	(245)	(4)
Put - CBOT Wheat December Futures †	460.000	11/20/2015	1,002	(550)	(100)
Call - NYMEX Gasoline December Futures †	21,500.000	11/24/2015	382	(600)	(600)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100	02/29/2016	79	(272)	(427)
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000	02/29/2016	130	(228)	(208)
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100	01/29/2016	79	(270)	(396)
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000	01/29/2016	130	(228)	(172)
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100	03/31/2016	79	(270)	(445)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000	03/31/2016	130	(228)	(237)

				$(3,713)	$(5,006)

Total Written Options				$(7,254)	$(8,142)

(1)	Strike Price determined when exercised based on predetermined terms.

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	526	$(86)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	2,051	(1,641)	51	0
90-Day Eurodollar June Futures	Short	06/2016	460	(102)	6	0
90-Day Eurodollar March Futures	Short	03/2016	805	(180)	10	0
90-Day Eurodollar March Futures	Short	03/2017	221	(21)	3	0
90-Day Eurodollar September Futures	Short	09/2016	2,030	(1,888)	51	0
Aluminum October Futures †	Short	10/2015	486	338	0	0
Arabica Coffee December Futures †	Short	12/2015	77	(141)	0	0
Arabica Coffee March Futures †	Long	03/2016	150	22	0	(3)
Arabica Coffee September Futures †	Short	09/2015	150	(34)	0	0
Brent Crude December Futures †	Long	11/2015	754	(142)	1,111	0
Brent Crude December Futures †	Long	10/2016	1,120	(270)	952	0
Brent Crude December Futures †	Long	10/2017	462	157	176	0
Brent Crude June Futures †	Long	04/2016	188	(5)	207	0
Brent Crude June Futures †	Short	04/2017	231	576	0	(141)
Brent Crude June Futures †	Short	04/2018	231	125	0	(46)
Brent Crude March Futures †	Short	01/2016	400	(191)	0	(488)
Brent Crude March Futures †	Short	01/2017	560	161	0	(414)
Brent Crude November Futures †	Long	10/2015	230	(336)	329	0
Brent Crude September Futures †	Long	08/2015	1,767	(115)	2,451	(1)
Brent Crude September Futures †	Short	07/2016	560	94	0	(543)
Brent Dubai Swap August Futures †	Short	08/2015	29	37	3	0
Brent Dubai Swap December Futures †	Short	12/2015	29	3	0	0
Brent Dubai Swap July Futures †	Short	07/2015	29	55	2	0
Brent Dubai Swap November Futures †	Short	11/2015	29	5	1	0
Brent Dubai Swap October Futures †	Short	10/2015	29	10	1	0
Brent Dubai Swap September Futures †	Short	09/2015	29	20	4	0
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	243	(22)	122	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	243	11	0	(43)
Call Options Strike @ USD 83.000 on Brent Crude January Futures †	Long	12/2015	382	(73)	50	0
Cocoa December Futures †	Long	12/2015	1,499	5,830	0	(869)
Cocoa July Futures †	Long	07/2016	78	419	0	(37)
Cocoa March Futures †	Short	03/2016	78	(421)	41	0
Cocoa September Futures †	Short	09/2015	1,188	(2,147)	737	0
Copper October Futures †	Long	10/2015	84	51	0	0
Corn December Futures †	Short	12/2015	664	(1,620)	0	(971)
Corn March Futures †	Long	03/2016	1,630	4,452	2,302	0
Corn September Futures †	Short	09/2015	1,630	(4,647)	0	(2,445)
Cotton No. 2 December Futures †	Short	12/2015	183	(157)	0	(62)
Cotton No. 2 March Futures †	Long	03/2016	183	123	44	0
EIA Flat Tax On-Highway Diesel Swap Contracts August Futures †	Short	08/2015	51	(82)	0	(105)
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	51	(96)	0	(85)
EIA Flat Tax On-Highway Diesel Swap Contracts July Futures †	Short	07/2015	51	(58)	0	(107)
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	51	(98)	0	(89)
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	51	(175)	0	(92)
EIA Flat Tax On-Highway Diesel Swap Contracts September Futures †	Short	09/2015	51	(187)	0	(102)
Euro-Bund 10-Year Bond September Futures	Short	09/2015	10	(12)	0	(20)
Euro-Mill Wheat December Futures †	Long	12/2015	3,467	3,444	2,464	0
Euro-Mill Wheat March Futures †	Long	03/2016	988	1,328	675	0
Euro-Mill Wheat September Futures †	Long	09/2015	2,801	3,551	2,030	0
European Naphtha Crack Spread April Futures †	Short	04/2016	24	7	4	0
European Naphtha Crack Spread August Futures †	Short	08/2016	23	10	5	0
European Naphtha Crack Spread December Futures †	Short	12/2016	24	(1)	2	0
European Naphtha Crack Spread February Futures †	Short	02/2016	24	9	4	0
European Naphtha Crack Spread January Futures †	Short	01/2016	24	19	3	0
European Naphtha Crack Spread July Futures †	Short	07/2016	23	12	4	0
European Naphtha Crack Spread June Futures †	Short	06/2016	24	(4)	4	0
European Naphtha Crack Spread March Futures †	Short	03/2016	24	1	3	0
European Naphtha Crack Spread May Futures †	Short	05/2016	24	1	4	0
European Naphtha Crack Spread November Futures †	Short	11/2016	24	1	2	0
European Naphtha Crack Spread October Futures †	Short	10/2016	24	3	2	0
European Naphtha Crack Spread September Futures †	Short	09/2016	23	8	4	0
Gas Oil December Futures †	Long	12/2015	351	(532)	290	0
Gas Oil December Futures †	Long	12/2016	150	(82)	105	0
Gas Oil June Futures †	Short	06/2016	75	41	0	(54)
Gas Oil June Futures †	Short	06/2017	75	90	0	(49)
Gas Oil October Futures †	Short	10/2015	74	110	0	(63)
Gas Oil September Futures †	Short	09/2015	351	198	0	(307)
Gold 100 oz. August Futures †	Short	08/2015	138	341	334	0
Gold 100 oz. December Futures †	Long	12/2015	10	(22)	0	(7)
Gold 100 oz. October Futures †	Long	10/2015	125	(78)	0	(91)
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap August Futures †	Long	08/2015	51	190	105	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap December Futures †	Long	12/2015	51	211	85	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap July Futures †	Long	07/2015	51	138	107	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap November Futures †	Long	11/2015	51	192	89	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap October Futures †	Long	10/2015	51	258	92	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap September Futures †	Long	09/2015	51	250	102	0
Hard Red Spring Wheat September Futures †	Long	09/2015	654	2,596	605	0
Hard Red Winter Wheat December Futures †	Short	12/2015	740	(2,422)	0	(1,027)
Hard Red Winter Wheat September Futures †	Long	09/2015	1,883	7,751	2,707	0
Henry Hub Natural Gas April Futures †	Long	03/2016	3,618	(1,409)	0	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	678	(1,791)	0	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	21	(64)	1	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	647	(1,526)	10	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	21	(64)	1	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	501	(787)	12	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	21	(66)	1	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	548	(1,147)	11	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	21	(61)	1	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	508	(1,011)	10	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	21	(61)	1	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	647	(1,550)	6	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	21	(63)	1	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	678	(1,721)	7	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	21	(64)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	506	(1,061)	6	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	21	(61)	1	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	647	(1,667)	3	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	21	(64)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	537	(1,097)	9	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	21	(66)	1	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	642	(1,475)	8	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	21	(65)	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	673	(1,629)	8	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	21	(64)	1	0
Lean Hogs August Futures †	Short	08/2015	275	(86)	0	(286)
Lean Hogs February Futures †	Long	02/2016	275	262	102	0
Live Cattle August Futures †	Short	08/2015	225	218	162	0
Live Cattle February Futures †	Long	02/2016	225	(206)	0	(122)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	83	31	8	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	295	(64)	74	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	102	39	10	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	418	(31)	42	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	102	49	20	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	83	44	8	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	83	48	8	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	295	(93)	59	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	102	39	10	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	83	31	8	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	83	40	8	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	83	31	8	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	418	(31)	42	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	102	49	20	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	418	(35)	78	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	102	49	20	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	295	(49)	74	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	102	39	10	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	17	(14)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	17	(8)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	17	(15)	3	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	17	(8)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	17	(10)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	17	(12)	1	0
Natural Gas April Futures †	Long	03/2017	469	287	56	0
Natural Gas August Futures †	Long	07/2015	3,151	(111)	851	0
Natural Gas December Futures †	Short	11/2015	865	(684)	0	(121)
Natural Gas January Futures †	Short	12/2015	620	447	0	(50)
Natural Gas March Futures †	Short	02/2016	773	109	0	(39)
Natural Gas March Futures †	Short	02/2017	469	(245)	0	(33)
Natural Gas October Futures †	Short	09/2015	276	(408)	0	(61)
Natural Gas September Futures †	Short	08/2015	4,511	(274)	0	(1,038)
New York Harbor ULSD December Futures †	Long	11/2015	308	(482)	574	0
New York Harbor ULSD June Futures †	Short	05/2016	188	321	0	(281)
New York Harbor ULSD March Futures †	Long	02/2016	428	(371)	687	0
New York Harbor ULSD October Futures †	Short	09/2015	87	198	0	(160)
New York Harbor ULSD September Futures †	Short	08/2015	240	62	0	(458)
Nickel October Futures †	Long	10/2015	63	(301)	0	0
Platinum October Futures †	Long	10/2015	276	(158)	0	(39)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	243	65	84	0
Put Options Strike @ USD 54.000 on Brent Crude December Futures †	Short	11/2015	719	1,333	194	0
Put Options Strike @ USD 55.000 on Brent Crude December Futures †	Short	11/2015	1,111	3,137	333	0
RBOB Gasoline December Futures †	Short	11/2015	1,121	1,808	0	(1,481)
RBOB Gasoline January Futures †	Long	12/2015	285	(54)	372	0
RBOB Gasoline March Futures †	Long	02/2016	734	(87)	925	0
RBOB Gasoline November Futures †	Short	10/2015	350	271	0	(472)
RBOB Gasoline September Futures †	Short	08/2015	2,402	(5,287)	0	(4,267)
Silver December Futures †	Long	12/2015	17	(36)	0	(10)
Soybean January Futures †	Short	01/2016	1,102	(3,271)	0	(3,154)
Soybean March Futures †	Long	03/2016	2,120	7,457	5,273	0
Soybean May Futures †	Long	05/2016	1,408	2,773	2,552	0
Soybean Meal December Futures †	Short	12/2015	1,345	(4,716)	0	(2,582)
Soybean Meal March Futures †	Long	03/2016	345	1,090	624	0
Soybean Meal October Futures †	Short	10/2015	1,542	(3,644)	0	(2,991)
Soybean Meal September Futures †	Long	09/2015	771	1,670	1,488	0
Soybean November Futures †	Short	11/2015	781	(4,009)	0	(2,236)
Soybean Oil December Futures †	Short	12/2015	2,676	(1,567)	0	(1,060)
Soybean Oil March Futures †	Long	03/2016	1,227	636	508	0
Sugar No. 11 February Futures †	Short	02/2016	1,143	(437)	0	(448)
Sugar No. 11 October Futures †	Short	09/2015	3,136	(2,288)	0	(1,405)
U.S. Treasury 10-Year Note September Futures	Short	09/2015	162	22	5	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	378	69	43	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	1	(3)	0	0
Wheat December Futures †	Short	12/2015	1,504	(7,261)	0	(2,350)
Wheat March Futures †	Short	03/2016	363	(1,483)	0	(594)
Wheat September Futures †	Short	09/2015	2,828	(16,008)	0	(4,560)
White Sugar March Futures †	Long	02/2016	1,268	561	412	0
White Sugar October Futures †	Long	09/2015	1,997	1,982	699	0
WTI Crude August Futures †	Short	07/2015	1,523	(159)	1	(1,730)
WTI Crude December Futures †	Short	11/2015	6,331	4,295	0	(6,964)
WTI Crude December Futures †	Short	11/2016	3,558	4,830	0	(3,163)
WTI Crude December Futures †	Long	11/2017	1,283	(384)	834	0
WTI Crude December Futures †	Short	11/2018	1,713	(162)	0	(788)
WTI Crude June Futures †	Long	05/2016	4,868	(3,632)	4,647	0
WTI Crude June Futures †	Long	05/2017	572	(638)	489	0
WTI Crude March Futures †	Long	02/2016	2,233	(1,601)	2,255	0
WTI Crude November Futures †	Short	10/2015	793	(743)	0	(896)
WTI Crude October Futures †	Long	09/2015	1,695	1,376	1,932	0
WTI Crude September Futures †	Short	08/2015	3,132	1,307	0	(3,602)
WTI Crude September Futures †	Long	08/2016	6,670	5,758	5,736	0
Zinc October Futures †	Long	10/2015	88	(98)	0	0

Total Futures Contracts				$(21,904)	$50,937	$(55,702)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$11,880	$756	$20	$12	$(6)
CDX.IG-24 5-Year Index	1.000	06/20/2020		32,500	471	14	7	(1)
iTraxx Europe 23 5-Year Index	1.000	06/20/2020	EUR	63,100	871	(443)	0	(287)

					$2,098	$(409)	$19	$(294)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$182,000	$(968)	$(301)	$13	$0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		185,900	781	(129)	11	0
Receive	3-Month USD-LIBOR †	2.500	12/16/2025		157,860	1,353	(468)	86	(23)
Pay	3-Month USD-LIBOR	2.670	07/13/2045		11,060	(631)	(32)	0	(24)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		125,800	6,459	(2,938)	309	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	56,800	2,820	3,744	0	(655)
Receive	6-Month GBP-LIBOR	1.250	06/17/2017	GBP	59,500	(284)	282	0	(117)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		42,330	1,287	(389)	0	(475)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		29,080	3,824	636	0	(1,036)
Receive	28-Day MXN-TIIE	4.035	02/03/2017	MXN	574,800	(37)	(176)	0	(38)
Pay	28-Day MXN-TIIE	6.350	09/01/2023		359,000	378	(933)	208	0

						$14,982	$(704)	$627	$(2,368)

Total Swap Agreements						$17,080	$(1,113)	$646	$(2,662)

(5)	Unsettled variation margin asset of $281 for closed futures and unsettled variation margin asset of $469 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $141,904 and cash of $12,779 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015	†		$18,983	GBP	12,067	$0	$(23)
	08/2015	†	GBP	12,067		$18,979	23	0
BOA	07/2015		MXN	37,019		2,360	5	0
	07/2015		NZD	8,172		5,831	293	0
	07/2015			$28,634	INR	1,838,993	280	(75)
	07/2015			316	JPY	39,100	3	0
BPS	07/2015		BRL	663,245		$213,814	490	0
	07/2015		MXN	130,857		8,438	116	0
	07/2015			$213,617	BRL	663,246	134	(427)
	08/2015			202,105		634,408	0	(406)
BRC	07/2015			1,777	INR	112,686	0	(10)
	10/2015		BRL	69,600		$24,637	2,974	0
CBK	07/2015			72,400		26,270	2,983	0
	07/2015		GBP	2,385		3,633	0	(115)
	07/2015			$23,292	BRL	72,400	37	(43)
	07/2015	†		17,769	EUR	15,666	0	(304)
	09/2015		MXN	1,016,256		$64,285	32	0
	10/2015		BRL	45,000		15,901	1,895	0
	01/2016			36,016		10,787	0	(85)
DUB	07/2015			108,398		35,043	179	0
	07/2015	†	GBP	11,227		17,204	0	(436)
	07/2015			$38,771	BRL	108,398	84	(3,990)
	04/2016		BRL	493,462		$153,350	8,602	0
GLM	07/2015			598,583		193,142	616	0
	07/2015			$186,650	BRL	598,583	5,876	0
	08/2015		EUR	17,201		$19,266	81	0
	08/2015	†		$2,661	EUR	2,375	0	(12)
HUS	07/2015			1,242	NZD	1,803	0	(20)
JPM	07/2015		BRL	72,400		$23,335	49	0
	07/2015		CAD	276		221	0	0
	07/2015	†	EUR	13,645		15,466	254	0
	07/2015	†	GBP	840		1,283	0	(37)
	07/2015		NZD	969		674	18	0
	07/2015			$24,336	BRL	72,400	0	(1,050)
	07/2015	†		25,513	EUR	23,232	439	(51)
	08/2015			23,914	INR	1,553,681	331	0
	04/2016		BRL	219,516		$67,390	2,999	0
MSB	07/2015			25,529		8,228	17	0
	07/2015		GBP	15,060		23,082	0	(581)
	07/2015			$8,054	BRL	25,529	157	0
	07/2015			27,417	GBP	17,445	0	(7)
	08/2015		EUR	361,002		$405,795	3,113	0
	08/2015		GBP	17,445		27,411	7	0
SCX	07/2015	†	EUR	139,983		156,858	798	0
	07/2015			$9,389	MXN	146,363	0	(80)
	08/2015	†		156,925	EUR	139,983	0	(798)
	09/2015		MXN	146,363		$9,334	80	0
UAG	07/2015		EUR	2,203		2,481	25	0
	07/2015	†		$128,130	EUR	116,933	2,461	(228)
	07/2015			1,395	MXN	21,513	0	(27)
	08/2015		EUR	2,107		$2,361	11	0
	08/2015	†		$3,823	EUR	3,443	17	0

Total Forward Foreign Currency Contracts							$35,479	$(8,805)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$106,100	$132	$113
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.670	07/09/2015	98,700	1,593	6,159
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	18,000	21	20
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	29,000	486	1,152
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	35,000	4,900	5,447

							$7,132	$12,891

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC Natural Gas December Futures †	$45.000	11/27/2015	$8,454	$183	$156
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015	9,618	208	161
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015	8,741	189	186
GST	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	4,800	120	58
	Put - OTC WTI Crude December Futures †	48.000	11/17/2015	423	1,505	503
JPM	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	3,440	99	41
MAC	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	8,480	210	102
RBC	Put - OTC WTI Crude December Futures †	48.000	11/17/2015	200	700	238
SOG	Put - OTC Natural Gas December Futures †	44.000	11/27/2015	4,848	81	59
	Put - OTC Natural Gas December Futures †	45.000	11/27/2015	1,355	27	22
	Put - OTC Natural Gas January Futures †	44.000	12/30/2015	5,517	92	67
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015	1,541	31	25
	Put - OTC Natural Gas November Futures †	44.000	10/29/2015	5,014	84	72
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015	1,399	28	28

					$3,557	$1,718

Total Purchased Options					$10,689	$14,609

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	9,200	$(19)	$(29)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		9,400	(20)	(30)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		18,400	(39)	(65)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		3,800	(9)	(10)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		8,300	(17)	(27)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		10,200	(19)	(33)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		79,800	(135)	(282)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		8,600	(19)	(30)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		12,700	(30)	(45)

							$(307)	$(551)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	11,890	$(47)	$(1)
	Put - OTC EUR versus USD		1.110	07/20/2015		31,321	(158)	(378)
	Call - OTC EUR versus USD		1.170	07/20/2015		31,321	(173)	(30)
BRC	Call - OTC EUR versus USD		1.150	07/15/2015		3,430	(27)	(8)
FBF	Put - OTC USD versus BRL	BRL	2.850	07/16/2015		$6,765	(48)	0
	Call - OTC USD versus BRL		4.000	03/17/2016		37,100	(1,568)	(596)
UAG	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	13,470	(77)	(1)

							$(2,098)	$(1,014)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$12,800	$(110)	$(65)
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	(7)
	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	9,900	(8)	(4)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	(168)	(89)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	(155)	(84)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	12,300	0	(473)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(136)	(59)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	(42)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	47,600	(538)	(521)

						$(1,314)	$(1,345)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$59,000	$(268)	$(5)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		70,700	(246)	(86)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/09/2015		66,300	(1,140)	0
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		90,800	(309)	(1,138)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	14,500	(125)	(37)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		14,500	(125)	(123)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$61,500	(189)	(189)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	15,600	(155)	(121)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		$145,600	(492)	(177)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		147,000	(4,900)	(4,905)
	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		98,400	(382)	(312)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015		29,000	(475)	(30)

								$(8,806)	$(7,123)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Brent Crude February Futures †	$58.000	12/30/2015	$34	$(94)	$(108)
	Put - OTC Brent Crude February Futures †	59.000	12/30/2015	72	(152)	(249)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	34	(94)	(95)
	Put - OTC Brent Crude January Futures †	59.000	11/27/2015	72	(152)	(221)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	34	(94)	(78)
	Put - OTC Brent Crude October Futures †	59.000	10/29/2015	72	(152)	(186)
	Put - OTC Gold 100 oz. October Futures †	120.000	09/14/2015	10	(89)	(73)
GST	Put - OTC Brent Crude December Futures †	54.000	11/10/2015	177	(634)	(260)
	Put - OTC Brent Crude December Futures †	55.000	11/10/2015	246	(1,070)	(408)
	Put - OTC Gold 100 oz. May Futures †	65.000	07/08/2015	15	(236)	(529)
	Put - OTC Gold 100 oz. October Futures †	90.000	09/09/2015	6	(82)	(116)
	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	12,000	(240)	(180)
JPM	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	8,600	(172)	(129)
MAC	Put - OTC Brent Crude February Futures †	58.000	12/30/2015	29	(72)	(82)
	Put - OTC Brent Crude February Futures †	59.000	12/30/2015	17	(31)	(53)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	29	(73)	(70)
	Put - OTC Brent Crude January Futures †	59.000	11/27/2015	17	(31)	(46)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	29	(73)	(56)
	Put - OTC Brent Crude October Futures †	59.000	10/29/2015	17	(31)	(37)
	Put - OTC Lean Hogs December Futures †	60.000	12/14/2015	19,800	(336)	(520)
RBC	Put - OTC Brent Crude December Futures †	55.000	11/10/2015	200	(803)	(332)
SOG	Put - OTC Brent Crude February Futures	58.000	12/30/2015	3,200	(66)	(97)
	Put - OTC Brent Crude January Futures	58.000	11/27/2015	3,200	(66)	(85)
	Put - OTC Brent Crude October Futures	58.000	10/29/2015	3,200	(66)	(70)

					$(4,909)	$(4,080)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	0.734	08/11/2015	$2,062,000	$(91)	$0
	Call - OTC SPGCICP Index †	0.360	07/09/2015	1,244,000	(48)	0
	Call - OTC SPGCICP Index †	0.407	08/11/2015	2,580,000	(102)	0
	Call - OTC SPGCNGP Index †	1.103	08/06/2015	12,920	(22)	0

					$(263)	$0

Total Written Options					$(17,697)	$(14,113)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 2H15 †	$2.750	12/31/2015	61,000	$0	$(34)	$0	$(34)
	Receive	LLSBRT CAL15 †	8.150	12/31/2015	78,000	0	470	470	0
BPS	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	828,000	0	230	230	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	1,188,000	0	132	132	0
	Receive	EURTOP 4Q15 †	2.070	12/31/2015	1,188,000	0	315	315	0
	Pay	GOLDLNPM Index †	1,224.700	11/18/2015	17,000	0	885	885	0
	Pay	LLSBRT 2H15 †	2.550	12/31/2015	119,000	0	(43)	0	(43)
	Pay	LLSBRT 2H15 †	2.250	12/31/2015	44,000	0	(3)	0	(3)
	Receive	PLTMLNPM Index †	1,177.500	11/18/2015	17,000	0	(1,678)	0	(1,678)
CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	51,000	0	(13)	0	(13)
	Pay	DTDBRTCO 4Q15 †	1.050	12/31/2015	51,000	0	(5)	0	(5)
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	15,000	0	4	4	0
	Receive	HSFOCO 4Q15 †	13.950	12/31/2015	15,000	0	3	3	0
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	26,000	0	5	5	0
	Receive	JETNWECO 4Q15 †	13.570	12/31/2015	26,000	0	(4)	0	(4)
	Pay	LLSBRT 2H15 †	2.500	12/31/2015	60,000	0	(18)	0	(18)
	Receive	LLSBRT CAL15 †	8.850	12/31/2015	150,000	0	1,008	1,008	0
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	10,000	0	2	2	0
	Receive	NAPCO 4Q15 †	7.250	12/31/2015	10,000	0	11	11	0
GST	Receive	EURTOP 1Q16 †	1.940	03/31/2016	120,000	0	29	29	0
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	60,000	0	8	8	0
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	153,000	0	12	12	0
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	216,000	0	11	11	0
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	78,000	0	2	2	0
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	66,000	0	(2)	0	(2)
	Receive	EURTOP 4Q15 †	1.940	12/31/2015	120,000	0	47	47	0
	Receive	EURTOP 4Q15 †	2.040	12/31/2015	60,000	0	18	18	0
	Receive	EURTOP 4Q15 †	2.100	12/31/2015	153,000	0	36	36	0
	Receive	EURTOP 4Q15 †	2.130	12/31/2015	216,000	0	44	44	0
	Receive	EURTOP 4Q15 †	2.150	12/31/2015	78,000	0	14	14	0
	Receive	EURTOP 4Q15 †	2.210	12/31/2015	66,000	0	8	8	0
	Receive	LLSBRT 2H15 †	7.750	12/31/2015	111,000	0	619	619	0
	Pay	LLSBRT 2H15 †	3.000	12/31/2015	119,000	0	(96)	0	(96)
	Pay	LLSBRT 2H15 †	2.400	12/31/2015	118,000	0	(24)	0	(24)
	Receive	LLSBRT CAL15 †	9.150	12/31/2015	96,000	0	674	674	0
	Receive	LLSBRT CAL15 †	7.900	12/31/2015	24,000	0	139	139	0
	Receive	LLSBRT CAL15 †	7.550	12/31/2015	342,000	0	1,854	1,854	0
JPM	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	120,000	0	45	45	0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	165,000	0	54	54	0
	Receive	Heating Oil December Futures †	206.020	11/27/2015	42,000,000	0	(4,299)	0	(4,299)
	Receive	LLSBRT 2H15 †	3.350	12/31/2015	5,000	0	6	6	0
	Pay	LLSBRT 2H15 †	2.300	12/31/2015	70,000	0	(8)	0	(8)
	Receive	NAPCO CAL16 †	8.300	12/31/2016	252,000	0	67	67	0
	Pay	RBOB Gasoline December Futures †	177.880	11/27/2015	42,000,000	0	1,816	1,816	0
MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	4,044,000	0	293	293	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	6,627,000	0	331	331	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	6,621,000	0	265	265	0
	Receive	CUAC 4Q15 †	41.500	12/31/2015	13,995,000	0	(471)	0	(471)
	Receive	CUAC 4Q15 †	46.500	12/31/2015	7,308,000	0	(611)	0	(611)
	Receive	CUAC 4Q15 †	48.000	12/31/2015	1,859,000	0	(183)	0	(183)
	Receive	CUAC 4Q15 †	49.000	12/31/2015	16,601,000	0	(1,802)	0	(1,802)
	Receive	CUAC 4Q15 †	50.000	12/31/2015	14,742,000	0	(1,747)	0	(1,747)
	Pay	LLSBRT 2H15 †	7.350	12/31/2015	150,000	0	(773)	0	(773)
MYC	Pay	BRTDUBAI CAL15 †	2.680	12/31/2015	108,000	0	8	8	0
	Pay	LLSBRT CAL15 †	3.300	12/31/2015	66,000	0	(77)	0	(77)
SOG	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	18,000	0	5	5	0
UAG	Pay	GOLDLNPM Index †	1,204.325	06/23/2016	40,000	0	1,064	1,064	0
	Receive	PLTMLNPM Index †	1,092.707	06/23/2016	40,000	0	(339)	0	(339)

						$0	$(1,696)	$10,534	$(12,230)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Spain Government International Bond	1.000%	03/20/2019	0.860%	$2,100	$(20)	$31	$11	$0
DUB	Italy Government International Bond	1.000	03/20/2019	1.096	5,300	(114)	97	0	(17)
FBF	United Kingdom Gilt	1.000	12/20/2015	0.033	3,300	77	(61)	16	0
GST	Navient Corp.	5.000	03/20/2016	0.646	300	1	9	10	0
	Spain Government International Bond	1.000	03/20/2019	0.860	1,400	(13)	21	8	0
HUS	Italy Government International Bond	1.000	03/20/2019	1.096	4,050	(87)	74	0	(13)
MYC	Italy Government International Bond	1.000	03/20/2019	1.096	10,050	(193)	161	0	(32)
	Spain Government International Bond	1.000	03/20/2019	0.860	2,700	(24)	38	14	0

						$(373)	$370	$59	$(62)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	13.030%	01/02/2018	BRL	230,800	$(324)	$312	$0	$(12)
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	300	2	16	18	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	117,700	(69)	63	0	(6)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$20,900	127	(1,919)	0	(1,792)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	28,300	(4)	2	0	(2)
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	4,900	0	(19)	0	(19)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	27,900	(27)	25	0	(2)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	1,700	0	(5)	0	(5)
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		22,600	59	1,262	1,321	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		4,700	(17)	(23)	0	(40)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	89,800	(99)	94	0	(5)
GLM	Pay	1-Year BRL-CDI	13.030	01/02/2018		14,100	8	(9)	0	(1)
	Pay	28-Day MXN-TIIE	6.350	09/01/2023	MXN	183,000	(363)	548	185	0
HUS	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	7,900	(23)	(10)	0	(33)
	Pay	1-Year BRL-CDI	13.030	01/02/2018		178,300	(51)	41	0	(10)
	Pay	1-Year BRL-CDI	13.220	01/02/2018		107,500	0	40	40	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	58,500	(30)	211	181	0
MYC	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	10,500	(17)	(44)	0	(61)
UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	9,800	0	(117)	0	(117)
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	48,700	(30)	(174)	0	(204)

							$(858)	$294	$1,745	$(2,309)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CSIXTR Index †	75,655	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$318,765	$4,699	$4,699	$0
BPS	Receive	BCOMTR Index †	242,488	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	48,975	1,180	1,180	0
	Receive	CSIXTR Index †	109,992	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	463,441	6,830	6,830	0
CBK	Receive	CSIXTR Index †	25,848	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	108,908	1,605	1,605	0
CIB	Receive	CSIXTR Index †	118,448	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	499,071	7,355	7,355	0
FBF	Pay	BCOMHG Index †	19,624	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	5,119	68	68	0
	Receive	CSIXTR Index †	31,899	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	134,403	1,981	1,981	0
	Receive	SPGCICP Index †	13,999	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	5,273	(47)	0	(47)
GLM	Receive	BCOMF1T Index †	126,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	48,387	1,266	1,266	0
	Receive	BCOMTR Index †	1,200	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	242	6	6	0
	Receive	CSIXTR Index †	154,495	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	650,950	9,596	9,596	0
JPM	Receive	BCOMCO1 Index †	358,962	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	126,169	(713)	0	(713)
	Pay	BCOMCOT Index †	170,543	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	126,820	1,020	1,020	0
	Receive	BCOMF1T Index †	1,633,489	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	628,334	15,353	15,353	0
	Pay	BCOMTR Index †	4,309,660	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	870,416	(20,959)	0	(20,959)
	Receive	CSIXTR Index †	124,696	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	525,394	7,743	7,743	0
	Receive	JMABNICP Index †	268,813	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	140,678	2,957	2,957	0
MAC	Receive	CSIXTR Index †	63,350	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	266,919	3,937	3,937	0
RBC	Receive	CSIXTR Index †	6,338	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	26,705	394	394	0
SOG	Receive	CSIXTR Index †	156,713	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	660,294	9,739	9,739	0

							$54,010	$75,729	$(21,719)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (6)†	8.851%	06/16/2017	$21,176	$0	$286	$286	$0
	Receive	SPGCCLP Index (6)†	9.303	06/16/2017	22,633	0	205	205	0
BPS	Pay	GOLDLNPM Index (6)†	3.098	08/03/2015	24,148	0	359	359	0
	Receive	SLVRLND Index (6)†	6.452	08/03/2015	16,733	0	(164)	0	(164)
DUB	Pay	S&P 500 Index (6)†	5.546	06/16/2017	41,997	0	182	182	0
	Pay	SPGCCLP Index (6)†	6.376	11/17/2015	9,950	0	(1,168)	0	(1,168)
	Receive	WTI Crude December Futures (6)†	4.203	11/17/2015	12,270	0	992	992	0
GST	Pay	GOLDLNPM Index (6)†	6.126	11/25/2015	16,800	0	651	651	0
	Pay	GOLDLNPM Index (6)†	7.784	03/24/2020	39,252	0	135	135	0
	Pay	GOLDLNPM Index (6)†	7.840	04/06/2020	18,211	0	69	69	0
	Pay	GOLDLNPM Index (6)†	7.840	04/09/2020	18,390	0	66	66	0
	Pay	GOLDLNPM Index (6)†	7.896	04/14/2020	19,323	0	79	79	0
	Pay	GOLDLNPM Index (6)†	8.585	04/27/2020	3,413	0	34	34	0
	Pay	GOLDLNPM Index (6)†	8.703	04/28/2020	14,264	0	158	158	0
	Pay	Natural Gas August Futures (6)†	17.724	07/28/2015	4,570	0	(4)	0	(4)
	Pay	Natural Gas August Futures (6)†	18.063	07/28/2015	4,466	0	32	32	0
	Pay	S&P 500 Index (6)†	5.382	06/16/2017	25,213	0	68	68	0
	Receive	SLVRLND Index (6)†	10.890	11/25/2015	12,600	0	(472)	0	(472)
	Receive	SPGCCLP Index (6)†	8.644	05/17/2017	12,750	0	236	236	0
JPM	Pay	GOLDLNPM Index (6)†	10.890	04/29/2020	53,793	0	1,676	1,676	0
	Pay	GOLDLNPM Index (6)†	11.156	05/07/2020	24,251	0	808	808	0
MAC	Receive	SPGCCLP Index (6)†	8.556	06/16/2017	14,291	0	234	234	0
MYC	Pay	GOLDLNPM Index (6)†	3.276	09/18/2015	13,532	0	173	173	0
	Pay	GOLDLNPM Index (6)†	5.406	04/21/2016	63,817	0	1,691	1,691	0
	Pay	Natural Gas August Futures (6)†	18.063	07/28/2015	2,135	0	15	15	0
	Receive	SLVRLND Index (6)†	5.382	09/18/2015	10,559	0	114	114	0
	Receive	SLVRLND Index (6)†	9.151	04/21/2016	49,045	0	(684)	0	(684)
SOG	Pay	S&P 500 Index (6)†	5.617	05/17/2017	22,152	0	134	134	0
	Pay	S&P 500 Index (6)†	5.359	06/16/2017	40,821	0	102	102	0

						$0	$6,007	$8,499	$(2,492)

Total Swap Agreements						$(1,231)	$58,985	$96,566	$(38,812)

(6)	Variance Swap

(l)	Securities with an aggregate market value of $18,444 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,313	$0	$5,313
Corporate Bonds & Notes
Banking & Finance	0	581,181	0	581,181
Industrials	0	25,975	0	25,975
Utilities	0	37,197	0	37,197
U.S. Government Agencies	0	251,419	0	251,419
U.S. Treasury Obligations	0	803,960	0	803,960
Mortgage-Backed Securities	0	167,628	16,447	184,075
Asset-Backed Securities	0	209,573	0	209,573
Sovereign Issues	0	453,632	0	453,632
Short-Term Instruments
Certificates of Deposit	0	45,959	0	45,959
Commercial Paper	0	34,754	0	34,754
Repurchase Agreements	0	417,586	0	417,586
Short-Term Notes	0	122,593	0	122,593
U.S. Treasury Bills	0	359,132	0	359,132
	$0	$3,515,902	$16,447	$3,532,349

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157,887	$0	$0	$157,887

Total Investments	$157,887	$3,515,902	$16,447	$3,690,236

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(59,708)	0	(59,708)
	$0	$(59,708)	$0	$(59,708)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	52,132	646	5,169	57,947
Over the counter	0	145,878	776	146,654
	$52,132	$146,524	$5,945	$204,601

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63,543)	(2,963)	0	(66,506)
Over the counter	(189)	(59,290)	(2,251)	(61,730)

	$(63,732)	$(62,253)	$(2,251)	$(128,236)

Totals	$146,287	$3,540,465	$20,141	$3,706,893

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.2%
CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 2.6%
Ayt Cedulas Cajas Global
0.093% due 02/22/2018	EUR	2,200	$2,430
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		4,300	5,343
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$13,500	13,701
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	7,200	7,821
Barclays Bank PLC
2.010% due 12/21/2020	MXN	32,500	2,016
7.625% due 11/21/2022		$1,600	1,825
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	5,500	6,122
8.000% due 12/15/2020 (d)		3,700	4,393
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$17,700	20,049
BPCE S.A.
4.625% due 07/11/2024		74,800	73,180
Citigroup, Inc.
0.798% due 05/01/2017		9,300	9,274
Corp. Andina de Fomento
3.950% due 10/15/2021	MXN	76,513	4,953
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	6,900	7,750
7.875% due 01/23/2024 (d)		$400	410
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		5,000	5,224
Eksportfinans ASA
2.375% due 05/25/2016		3,000	3,008
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		1,850	1,744
12.000% due 02/17/2020		3,200	3,174
Export-Import Bank of India
2.432% due 03/30/2016		3,000	3,018
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,400	3,438
International Lease Finance Corp.
7.125% due 09/01/2018		3,100	3,464
LBG Capital PLC
15.000% due 12/21/2019	EUR	100	169
Lloyds Bank PLC
1.750% due 05/14/2018		$21,150	21,132
3.500% due 05/14/2025		4,050	3,978
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	5,000	8,124
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	912
Navient Corp.
0.000% due 11/01/2016		$700	695
Novo Banco S.A.
5.875% due 11/09/2015	EUR	600	671
Qatari Diar Finance Co.
5.000% due 07/21/2020		$1,500	1,675
Rabobank Group
8.400% due 06/29/2017 (d)		100	108
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		3,600	3,601
Stone Street Trust
5.902% due 12/15/2015		2,000	2,039
Trillion Chance Ltd.
8.500% due 01/10/2019		2,500	2,469
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		15,700	15,715

			243,625

INDUSTRIALS 0.5%
Canadian Natural Resources Ltd.
0.657% due 03/30/2016		7,500	7,488
Central China Real Estate Ltd.
8.000% due 01/28/2020		2,100	2,073
Chesapeake Energy Corp.
3.525% due 04/15/2019		3,600	3,303

D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,062
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	16,200	9,662
KWG Property Holding Ltd.
8.250% due 08/05/2019		$2,500	2,506
Noble Group Ltd.
4.875% due 08/05/2015		6,400	6,384
Numericable SFR S.A.S.
6.000% due 05/15/2022		1,700	1,680
Sunac China Holdings Ltd.
8.750% due 12/05/2019		2,500	2,483
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,680
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,746	3,185
Yuzhou Properties Co. Ltd.
8.625% due 01/24/2019		1,400	1,414
9.000% due 12/08/2019		700	704

			49,624

UTILITIES 0.7%
AT&T, Inc.
0.702% due 03/30/2017		33,100	33,000
Electricite de France S.A.
0.735% due 01/20/2017		6,800	6,812
1.150% due 01/20/2017		2,100	2,104
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,000	1,026
5.000% due 10/19/2025		1,300	1,404
Petrobras Global Finance BV
2.415% due 01/15/2019		3,400	3,152
2.643% due 03/17/2017		4,700	4,614
2.750% due 01/15/2018	EUR	1,500	1,609
3.000% due 01/15/2019		$1,200	1,113
3.163% due 03/17/2020		1,400	1,337
3.250% due 03/17/2017		2,800	2,762
3.250% due 04/01/2019	EUR	100	106
3.750% due 01/14/2021		200	207
4.250% due 10/02/2023		400	406
5.750% due 01/20/2020		$500	497
6.250% due 12/14/2026	GBP	800	1,119
6.625% due 01/16/2034		2,300	3,078

			64,346

Total Corporate Bonds & Notes (Cost $374,088)			357,595

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
0.317% due 03/25/2036		$345	331
0.632% due 02/25/2037		3,744	3,760
2.257% due 05/01/2035		239	254
2.480% due 05/01/2036		44	47
3.000% due 07/01/2045 - 08/01/2045 †		37,000	36,816
3.500% due 07/01/2045 - 08/01/2045		121,000	124,462
4.000% due 07/01/2019		2,989	3,134
Freddie Mac
0.416% due 02/15/2019		2,272	2,274
0.456% due 01/15/2037		15	15
2.387% due 06/01/2033		253	267
2.540% due 01/01/2034		324	346
Ginnie Mae
0.485% due 01/16/2031		17	17
NCUA Guaranteed Notes
0.635% due 10/07/2020		7,306	7,345
0.744% due 12/08/2020		9,634	9,707
0.745% due 12/08/2020		28,399	28,608
Small Business Administration
5.902% due 02/10/2018		1,363	1,460

Total U.S. Government Agencies (Cost $218,202)			218,843

U.S. TREASURY OBLIGATIONS 110.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)		105,860	92,743
3.000% due 11/15/2044 (f)		6,600	6,426
3.000% due 05/15/2045 †		35,580	34,708
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)		504,934	507,420
0.125% due 04/15/2016 (h)†		220,152	221,235
0.125% due 04/15/2017 (f)		411,467	416,964
0.125% due 04/15/2018 (f)		1,577,574	1,601,484
0.125% due 04/15/2019 (h)(j)		12,015	12,160
0.125% due 04/15/2020		64,647	65,141

0.125% due 01/15/2022 †		51,219	50,743
0.125% due 07/15/2022 (j)		20,370	20,206
0.125% due 07/15/2022 †		1,029	1,021
0.125% due 01/15/2023 (j)		615	604
0.250% due 01/15/2025 (j)		11,387	11,155
0.625% due 07/15/2021 (f)		430,877	444,577
0.625% due 07/15/2021 †		839,752	866,454
0.625% due 01/15/2024		50,697	51,509
0.750% due 02/15/2045		173,327	157,146
1.125% due 01/15/2021 (j)		3,704	3,917
1.250% due 07/15/2020 (f)		1,174,433	1,256,001
1.375% due 07/15/2018 (h)		109,810	116,381
1.375% due 01/15/2020 (f)		381,327	407,513
1.375% due 02/15/2044 †		70,090	74,278
1.625% due 01/15/2018 (f)		331,335	349,947
1.875% due 07/15/2015 (f)		31,624	31,720
1.875% due 07/15/2015 (h)†		38,435	38,552
1.875% due 07/15/2019 (f)(h)†		631,022	687,765
2.000% due 01/15/2016 (h)†		142,514	144,596
2.125% due 01/15/2019 (h)(j)		64,683	70,363
2.125% due 01/15/2019 (h)†		292,011	317,654
2.125% due 02/15/2041 (j)		1,620	1,999
2.375% due 01/15/2025 (f)		142,190	167,063
2.375% due 01/15/2027 (j)		24,448	29,185
2.500% due 07/15/2016 (f)		1,137,779	1,179,912
2.500% due 07/15/2016 (h)†		44,188	45,825
2.500% due 01/15/2029 †		40,782	50,153
2.625% due 07/15/2017 (f)		512,936	550,163
3.875% due 04/15/2029 (j)		23,098	32,662
U.S. Treasury Notes
1.500% due 05/31/2020 (f)		164,100	163,049
1.750% due 03/31/2022 (f)		42,100	41,300

Total U.S. Treasury Obligations (Cost $10,287,790)			10,321,694

MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust
2.753% due 10/25/2035 ^		1,946	1,766
2.758% due 09/25/2035		2,248	1,989
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^		299	221
1.078% due 11/25/2046		7,571	4,062
American Home Mortgage Investment Trust
1.923% due 09/25/2045		998	970
Arran Residential Mortgages Funding PLC
1.440% due 11/19/2047	EUR	2,164	2,426
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$8,652	9,144
5.634% due 04/10/2049		75	75
5.749% due 06/10/2049		7,100	7,508
5.889% due 07/10/2044		555	572
5.916% due 05/10/2045		9,700	9,866
5.936% due 02/10/2051		4,968	5,334
Banc of America Funding Ltd.
0.443% due 10/03/2039		4,889	4,818
Banc of America Funding Trust
0.477% due 05/20/2035 ^		319	222
2.933% due 01/20/2047 ^		415	354
5.308% due 05/20/2036		849	797
Banc of America Mortgage Trust
2.567% due 01/25/2035		30	30
2.711% due 07/25/2035 ^		1,691	1,574
2.732% due 03/25/2035		773	718
2.983% due 12/25/2034		2,122	2,165
6.500% due 09/25/2033		14	14
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		7,162	7,429
BCAP LLC Trust
0.357% due 01/25/2037 ^		1,960	1,572
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035		1,527	1,542
2.593% due 05/25/2033		53	53
2.708% due 10/25/2035		2,132	2,123
2.719% due 03/25/2035		205	199
2.859% due 01/25/2035		4,472	4,516
2.977% due 07/25/2034		676	665
2.993% due 02/25/2036 ^		786	660
Bear Stearns ALT-A Trust
0.347% due 02/25/2034		1,175	1,077
2.526% due 09/25/2034		842	826
2.635% due 09/25/2035		688	591
Chase Mortgage Finance Trust
2.471% due 03/25/2037 ^		2,525	2,362
4.664% due 12/25/2035 ^		2,413	2,320
5.465% due 09/25/2036 ^		1,926	1,727
5.500% due 12/25/2022 ^		1,796	1,608

Citigroup Mortgage Loan Trust, Inc.
2.060% due 09/25/2035		469	457
2.230% due 09/25/2035		2,424	2,435
2.410% due 09/25/2035		2,538	2,542
2.510% due 03/25/2036 ^		303	289
2.570% due 10/25/2035 ^		2,572	2,545
2.592% due 12/25/2035 ^		687	528
2.660% due 05/25/2035		656	650
5.108% due 08/25/2035		1,026	1,014
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		596	526
Commercial Mortgage Trust
3.156% due 07/10/2046		4,616	4,619
5.989% due 12/10/2049		3,680	3,947
Countrywide Alternative Loan Trust
0.357% due 05/25/2047		6,452	5,587
0.367% due 02/20/2047		8,374	6,277
0.367% due 05/25/2047		3,164	2,694
0.382% due 12/20/2046		689	529
0.397% due 07/25/2046		261	228
1.158% due 12/25/2035		1,034	860
5.187% due 11/25/2035 ^		630	510
5.500% due 10/25/2033		1,359	1,389
5.750% due 03/25/2037 ^		622	560
6.500% due 08/25/2032		987	992
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 03/25/2035		112	108
2.349% due 04/20/2035		995	996
2.385% due 11/20/2034		454	429
2.461% due 09/25/2033		1,011	964
2.554% due 09/25/2047 ^		1,376	1,235
4.915% due 10/20/2035		544	493
5.500% due 11/25/2035 ^		261	254
5.500% due 04/25/2038		1,056	1,074
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035		1,847	1,635
Credit Suisse First Boston Mortgage Securities Corp.
2.366% due 04/25/2034		2,456	2,465
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		836	737
Deutsche ALT-B Securities, Inc.
0.287% due 10/25/2036 ^		225	144
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		2,159	2,152
Eurosail BV
1.504% due 10/17/2040	EUR	5,710	6,341
First Horizon Mortgage Pass-Through Trust
2.601% due 10/25/2035		$589	580
5.000% due 10/25/2020		79	78
Gosforth Funding PLC
2.021% due 04/24/2047	GBP	2,562	4,053
Granite Master Issuer PLC
0.137% due 12/20/2054	EUR	781	868
0.217% due 12/20/2054		1,669	1,858
Granite Mortgages PLC
0.266% due 06/20/2044		146	162
0.382% due 01/20/2044		233	260
0.675% due 01/20/2044		$233	233
0.775% due 07/20/2043		1,062	1,061
GS Mortgage Securities Trust
3.849% due 12/10/2043		7,939	8,082
4.592% due 08/10/2043		1,400	1,538
5.162% due 12/10/2043		10,000	11,294
5.560% due 11/10/2039		2,147	2,227
GSR Mortgage Loan Trust
2.447% due 11/25/2035 ^		507	426
2.703% due 09/25/2035		1,265	1,280
2.719% due 11/25/2035		1,889	1,850
4.830% due 11/25/2035 ^		3,583	3,265
HarborView Mortgage Loan Trust
0.368% due 07/19/2046		10,001	6,081
0.408% due 05/19/2035		1,224	1,022
0.438% due 01/19/2036		2,862	1,981
4.830% due 08/19/2036 ^		758	690
HomeBanc Mortgage Trust
0.367% due 12/25/2036		712	621
0.457% due 10/25/2035		4,527	4,037
4.957% due 04/25/2037 ^		641	523
IndyMac Mortgage Loan Trust
0.367% due 07/25/2047		3,805	2,755
0.377% due 09/25/2046		6,368	5,473
2.525% due 10/25/2034		895	859
2.642% due 06/25/2035 ^		515	453
4.534% due 09/25/2035		601	516
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		2,196	2,233

3.673% due 02/15/2046		4,049	4,127
3.853% due 06/15/2043		152	151
5.336% due 05/15/2047		105	110
5.440% due 06/12/2047		689	723
5.794% due 02/12/2051		8,523	9,142
JPMorgan Mortgage Trust
2.117% due 06/25/2035		360	354
2.186% due 07/27/2037		791	688
2.376% due 06/25/2036		2,070	1,904
2.550% due 06/25/2035		692	684
2.564% due 07/25/2035		329	327
2.667% due 07/25/2034		269	270
2.927% due 07/25/2035		327	324
4.931% due 11/25/2035		675	646
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,584	3,763
5.430% due 02/15/2040		2,058	2,176
5.866% due 09/15/2045		1,496	1,620
Luminent Mortgage Trust
0.357% due 12/25/2036		4,495	3,629
0.387% due 10/25/2046		1,431	1,233
Marche Mutui SRL
0.419% due 02/25/2055	EUR	3,333	3,664
2.248% due 01/27/2064		7,628	8,704
Marche SRL
0.398% due 10/27/2065		2,229	2,486
MASTR Adjustable Rate Mortgages Trust
0.427% due 05/25/2037		$581	390
Merrill Lynch Alternative Note Asset Trust
0.487% due 03/25/2037		1,040	515
2.865% due 06/25/2037 ^		815	583
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		2,442	2,376
2.678% due 05/25/2034		479	474
2.762% due 06/25/2035		1,123	1,099
4.612% due 09/25/2035 ^		436	397
5.238% due 12/25/2035		301	277
5.262% due 05/25/2036		1,552	1,518
Merrill Lynch Mortgage Trust
5.865% due 05/12/2039		10,170	10,390
6.029% due 06/12/2050		983	989
Merrill Lynch Mortgage-Backed Securities Trust
2.843% due 04/25/2037 ^		2,635	2,249
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,346
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,645
5.610% due 04/15/2049		1,189	1,198
6.104% due 06/11/2049		10,738	11,475
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		35	35
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045		2,828	2,997
5.989% due 08/15/2045		4,028	4,269
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,201
RBSSP Resecuritization Trust
2.252% due 12/26/2036		1,030	1,034
Residential Accredit Loans, Inc. Trust
0.487% due 08/25/2035		1,769	1,374
2.289% due 04/25/2035		376	351
3.177% due 08/25/2035 ^		597	330
3.516% due 02/25/2036 ^		583	438
Residential Asset Securitization Trust
5.000% due 08/25/2019		146	151
6.250% due 10/25/2036 ^		1,114	933
Residential Funding Mortgage Securities, Inc. Trust
2.710% due 06/25/2035		600	583
2.995% due 09/25/2035 ^		2,644	2,121
6.500% due 03/25/2032		649	676
Sequoia Mortgage Trust
0.888% due 10/19/2026		69	68
2.349% due 01/20/2047 ^		1,221	1,012
Structured Adjustable Rate Mortgage Loan Trust
0.507% due 10/25/2035		1,861	1,627
2.476% due 04/25/2035		4,656	4,532
5.261% due 02/25/2036 ^		607	468
Structured Asset Mortgage Investments Trust
0.377% due 06/25/2036		614	508
0.407% due 05/25/2046		4,606	2,641
0.438% due 07/19/2035		2,472	2,373
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		321	315
Vornado DP LLC Trust
4.004% due 09/13/2028		9,000	9,670

Wachovia Mortgage Loan Trust LLC
2.630% due 08/20/2035 ^		1,726	1,577
WaMu Mortgage Pass-Through Certificates Trust
0.898% due 01/25/2047 ^		4,482	3,669
0.918% due 04/25/2047		6,430	5,671
0.956% due 12/25/2046		1,922	1,811
1.138% due 06/25/2046		305	286
1.158% due 08/25/2046		1,042	878
1.358% due 11/25/2042		263	247
2.187% due 11/25/2046		1,281	1,162
2.246% due 09/25/2036 ^		2,879	2,613
2.290% due 02/25/2037 ^		4,813	4,175
2.400% due 09/25/2035		3,800	3,674
2.458% due 04/25/2035		2,960	2,916
5.880% due 08/25/2046 ^		4,849	4,390
Wells Fargo Mortgage-Backed Securities Trust
2.581% due 03/25/2036 ^		245	239
2.599% due 04/25/2036		1,433	1,393
2.620% due 01/25/2035		997	977
2.621% due 03/25/2036		6,062	5,854
2.637% due 04/25/2036		1,205	1,201
2.648% due 06/25/2035		1,836	1,884
2.717% due 09/25/2034		960	984
5.109% due 03/25/2036		497	496
5.232% due 10/25/2035		2,461	2,429
5.500% due 05/25/2022		594	605
5.676% due 04/25/2036		2,328	2,313

Total Mortgage-Backed Securities (Cost $355,265)			387,256

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp Home Equity Loan Trust
0.247% due 10/25/2036		47	26
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.967% due 05/25/2034		2,008	1,852
Asset-Backed Securities Corp. Home Equity Loan Trust
1.132% due 09/25/2034		1,517	1,403
Babson CLO Ltd.
0.529% due 11/10/2019		1,321	1,320
Bear Stearns Asset-Backed Securities Trust
1.187% due 10/25/2037		2,580	2,440
BlackRock Senior Income
0.515% due 04/20/2019		1,047	1,041
Citigroup Mortgage Loan Trust, Inc.
0.267% due 01/25/2037		98	67
Countrywide Asset-Backed Certificates
0.435% due 04/25/2036		1,342	1,337
0.477% due 08/25/2036		2,400	2,142
4.545% due 04/25/2036		2,223	2,259
Countrywide Asset-Backed Certificates Trust
0.337% due 02/25/2037		2,880	2,770
Dryden Leveraged Loan CDO
0.328% due 08/08/2022	EUR	730	814
Equity One Mortgage Pass-Through Trust
0.487% due 04/25/2034		$45	38
First Franklin Mortgage Loan Trust
0.847% due 04/25/2035		169	170
GSAA Home Equity Trust
0.485% due 03/25/2037		1,198	744
GSAMP Trust
0.557% due 03/25/2047		2,500	1,663
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036		67	38
0.457% due 02/25/2036		2,381	2,074
JPMorgan Mortgage Acquisition Trust
0.335% due 07/25/2036		28,137	27,041
Morgan Stanley ABS Capital, Inc. Trust
0.247% due 05/25/2037		1,200	838
0.892% due 07/25/2035		350	329
Morgan Stanley Home Equity Loan Trust
0.892% due 12/25/2034		398	398
Morgan Stanley IXIS Real Estate Capital Trust
0.237% due 11/25/2036		8	4
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037		1,080	592
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019		741	736
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019		249	248
NovaStar Mortgage Funding Trust
0.657% due 01/25/2036		5,264	4,179
Option One Mortgage Loan Trust
0.987% due 02/25/2035		640	630
Park Place Securities, Inc.
0.647% due 05/25/2035		1,100	1,045

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.687% due 07/25/2035		500	496
1.162% due 10/25/2034		2,411	2,392
1.177% due 09/25/2034		977	923
Popular ABS Mortgage Pass-Through Trust
0.617% due 06/25/2035		4,142	4,055
SLM Private Education Loan Trust
3.200% due 05/16/2044		1,663	1,725
3.436% due 05/16/2044		9,949	10,427
Soundview Home Loan Trust
0.247% due 11/25/2036		625	248
0.327% due 12/25/2036		556	553
0.657% due 11/25/2035		15,000	12,616
Structured Asset Investment Loan Trust
0.547% due 10/25/2035		920	905

Total Asset-Backed Securities (Cost $87,030)			92,578

SOVEREIGN ISSUES 19.4%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	11,415
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	7,367
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (b)	BRL	369,940	87,173
0.000% due 01/01/2019 (b)		136,400	28,664
Colombian TES
3.000% due 03/25/2033 (c)	COP	33,138,315	10,986
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,133
France Government Bond
0.250% due 07/25/2018 (c)	EUR	21,051	24,413
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		126,326	148,186
2.100% due 09/15/2017 (c)		16,072	18,811
2.100% due 09/15/2021		7,969	9,641
2.250% due 04/22/2017 (c)		29,266	33,581
2.350% due 09/15/2019 (c)		4,659	5,625
2.350% due 09/15/2024 (c)		53,383	65,595
2.550% due 10/22/2016 (c)		41,399	47,312
2.550% due 09/15/2041 (c)		1,633	2,060
3.100% due 09/15/2026 (c)		3,188	4,191
3.750% due 09/01/2024		100	125
5.500% due 11/01/2022		6,800	9,388
Mexico Government International Bond
3.010% due 06/29/2017	MXN	96,400	6,144
4.000% due 11/15/2040 (c)		247,714	16,979
4.000% due 11/08/2046 (c)		525,353	36,354
4.500% due 12/04/2025 (c)		2,134,534	155,562
4.500% due 11/22/2035		605,087	44,598
4.750% due 06/14/2018		260,655	16,672
New Zealand Government Bond
2.000% due 09/20/2025	NZD	55,978	37,723
2.500% due 09/20/2035		3,916	2,728
5.500% due 04/15/2023		47,000	36,694
Republic of Germany
0.750% due 04/15/2018 (c)(f)	EUR	283,737	329,768
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,100,000	5,033
4.500% due 07/03/2017		480,000	2,118
4.750% due 04/17/2019	EUR	20,700	12,939
5.000% due 08/22/2016	JPY	1,120,000	5,308
5.250% due 02/01/2016		10,600	50
Slovenia Government International Bond
4.125% due 01/26/2020	EUR	400	504
4.700% due 11/01/2016		35,630	42,066
5.125% due 03/30/2026		300	415
5.250% due 02/18/2024		$1,800	1,971
Spain Government International Bond
0.550% due 11/30/2019 (c)	EUR	5,920	6,686
1.000% due 11/30/2030 (c)		15,810	16,398
3.800% due 04/30/2024		60,200	75,760
5.400% due 01/31/2023		72,700	100,766

United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	203,040	345,218

Total Sovereign Issues (Cost $2,055,617)			1,815,120

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,990

Total Preferred Securities (Cost $12,500)			12,990

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$8,250	8,247
Intesa Sanpaolo SpA
1.656% due 04/11/2016		19,000	19,048

			27,295

REPURCHASE AGREEMENTS (e) 0.5%			46,520

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.070% due 08/14/2015 †		3,300	3,300
0.085% due 09/16/2015 †		1,700	1,700

			5,000

U.S. TREASURY BILLS 0.4%
0.011% due 07/23/2015 - 11/12/2015 (a)(f)(h)(j)†		39,187	39,187

Total Short-Term Instruments (Cost $118,037)			118,002

Total Investments in Securities (Cost $13,508,529)			13,324,078

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III		45,346,988	449,751

Total Short-Term Instruments (Cost $449,795)			449,751

Total Investments in Affiliates (Cost $449,795)			449,751

Total Investments 147.0% (Cost $13,958,324)			$13,773,829
Financial Derivative Instruments (g)(i) 2.0% (Cost or Premiums, net $(20,765))			186,327
Other Assets and Liabilities, net (49.0%)			(4,589,775)

Net Assets 100.0%			$9,370,381

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RDR	0.250	% †	06/30/2015	07/01/2015	$40,100	U.S. Treasury Bonds 3.125% due 02/15/2042	$(40,731)	$40,100	$40,100
SSB	0.000	†	06/30/2015	07/01/2015	6,420	Fannie Mae 2.260% due 10/17/2022	(6,551)	6,420	6,420

Total Repurchase Agreements							$(47,282)	$46,520	$46,520

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.280%		05/12/2015	07/10/2015		$(31,947)	$(31,960)
	0.300		05/19/2015	07/17/2015		(8,791)	(8,794)
	0.370	†	06/25/2015	07/16/2015		(273,375)	(273,392)
	0.400		06/15/2015	07/06/2015		(118,300)	(118,321)
BSN	0.200		09/09/2014	09/09/2015		(170,580)	(170,859)
	0.260		05/05/2015	07/06/2015		(242,694)	(242,794)
	0.280		05/13/2015	07/13/2015		(11,088)	(11,092)
	0.280		05/19/2015	07/21/2015		(56,154)	(56,173)
	0.280		05/26/2015	07/27/2015		(77,717)	(77,739)
	0.280		06/05/2015	07/07/2015		(53,636)	(53,647)
GRE	0.010		06/30/2015	07/02/2015		(54,196)	(54,196)
	0.300		06/30/2015	07/02/2015		(59,128)	(59,128)
	0.420		06/12/2015	07/02/2015		(112,554)	(112,578)
	0.420		06/17/2015	07/02/2015		(2,335)	(2,335)
IND	0.240		06/04/2015	07/15/2015		(20,858)	(20,862)
	0.250		06/11/2015	07/13/2015		(4,701)	(4,702)
	0.250		06/25/2015	07/08/2015		(128,495)	(128,500)
	0.260		05/11/2015	07/13/2015		(200,967)	(201,040)
	0.280		06/08/2015	08/10/2015		(13,145)	(13,148)
	0.280		06/15/2015	07/15/2015		(40,103)	(40,108)
	0.300		06/01/2015	07/01/2015		(53,044)	(53,057)
JML	0.160		06/17/2015	07/08/2015	EUR	(89,934)	(100,257)
JPS	0.080		06/04/2015	07/06/2015		$(96,575)	(96,580)
	0.230		06/12/2015	07/13/2015		(35,937)	(35,942)
	0.240		01/20/2015	07/13/2015		(489,500)	(490,029)
	0.250		06/29/2015	07/07/2015		(447,208)	(447,214)
	0.270		06/15/2015	07/06/2015		(894)	(894)
	0.280		05/21/2015	07/21/2015		(219,016)	(219,086)
	0.300		06/19/2015	07/09/2015		(15,752)	(15,754)
	0.450		06/26/2015	07/02/2015		(11,498)	(11,498)
RDR	0.270		04/29/2015	07/09/2015		(352,875)	(353,042)
	0.300		05/29/2015	07/10/2015		(97,499)	(97,525)
	0.320		06/26/2015	07/14/2015		(87,980)	(87,984)
	0.440		06/24/2015	07/07/2015		(46,399)	(46,403)
	0.440		06/26/2015	07/07/2015		(35,690)	(35,692)

Total Reverse Repurchase Agreements							$(3,772,325)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
GSC	(0.100)%	06/29/2015	07/02/2015		$(7,917)	$(7,917)
	0.110	06/19/2015	07/20/2015		(55,908)	(56,000)
	0.250	05/18/2015	07/17/2015		(19,908)	(19,930)
	0.260	05/28/2015	07/09/2015		(83,261)	(83,314)
	0.260	06/15/2015	07/06/2015		(38,223)	(38,243)
	0.390	06/09/2015	07/09/2015		(33,048)	(33,088)
	0.400	06/12/2015	07/13/2015		(1,657)	(1,659)
MSC	0.250	04/23/2015	07/14/2015		(148,301)	(148,746)
	0.310	05/21/2015	07/21/2015		(198,137)	(198,695)
MYI	(0.140)	06/18/2015	07/16/2015	EUR	(127,026)	(141,811)
TDM	0.230	05/18/2015	08/18/2015		$(8,217)	(8,262)
	0.250	05/29/2015	08/04/2015		(4,254)	(4,272)
	0.310	05/27/2015	07/08/2015		(22,703)	(22,725)
	0.330	06/10/2015	08/10/2015		(55,258)	(55,572)

Total Sale-Buyback Transactions						$(820,234)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $4,158,679 at a weighted average interest rate of 0.235%.

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$36,000	$(36,101)	$(35,825)
Fannie Mae †	3.500	07/01/2045	96,000	(98,967)	(98,832)
Fannie Mae	3.500	08/01/2045	27,000	(27,650)	(27,725)

Total Short Sales				$(162,718)	$(162,382)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $4,578,918 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price (1)	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Corn December Futures †	$340.000	11/20/2015	312	$122	$39
Put - CBOT Wheat August Futures †	$495.000	07/24/2015	136	$21	$1
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	20	61	97
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	19	26	24
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	20	61	83
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	19	25	18
Call - NYMEX Brent Crude Spread March Futures †	71.500	03/31/2016	20	61	105
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	19	25	29
Put - NYMEX Crude December Futures †	48.000	11/17/2015	417	1,527	496
Call - NYMEX Natural Gas May Futures †	3.500	04/26/2016	352	567	608

				$2,496	$1,500

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	1,965	322	270
Put - CBOT U.S. Treasury 10-Year Note September Futures	107.500	08/21/2015	3,000	26	50

				$348	$320

Total Purchased Options				$2,844	$1,820

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price (1)	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Soybean August Futures †	$880.000	07/24/2015	140	$(58)	$(2)
Call - CBOT Soybean August Futures †	980.000	07/24/2015	140	(55)	(520)
Put - CBOT Wheat August Futures †	475.000	07/24/2015	136	(56)	(1)
Put - CBOT Wheat December Futures †	460.000	11/20/2015	234	(128)	(23)
Call - NYMEX Crude August Futures †	$1.000	07/20/2015	49	$(10)	$(3)
Put - NYMEX Crude August Futures †	1.000	07/20/2015	49	(5)	(1)
Call - NYMEX Crude December Futures †	0.250	11/19/2015	49	(10)	(12)
Put - NYMEX Crude December Futures †	1.000	11/19/2015	49	(5)	(5)
Call - NYMEX Crude November Futures †	0.250	10/19/2015	49	(10)	(10)
Put - NYMEX Crude November Futures †	1.000	10/19/2015	49	(5)	(5)
Call - NYMEX Crude October Futures †	0.250	09/21/2015	49	(10)	(7)
Put - NYMEX Crude October Futures †	1.000	09/21/2015	49	(5)	(3)
Call - NYMEX Crude September Futures †	0.250	08/19/2015	49	(10)	(7)
Put - NYMEX Crude September Futures †	1.000	08/19/2015	49	(5)	(2)
Call - NYMEX Gasoline December Futures †	21,500.000	11/24/2015	93	(146)	(146)
Put - NYMEX Natural Gas August Futures †	2.550	07/28/2015	42	(17)	(13)
Put - NYMEX Natural Gas August Futures †	2.600	07/28/2015	30	(15)	(13)
Call - NYMEX Natural Gas August Futures †	3.050	07/28/2015	77	(39)	(41)
Call - NYMEX Natural Gas August Futures †	3.100	07/28/2015	98	(39)	(41)
Call - NYMEX Natural Gas August Futures †	3.150	07/28/2015	35	(14)	(12)
Call - NYMEX Natural Gas November Futures †	3.400	10/27/2015	352	(383)	(408)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100	02/29/2016	20	(73)	(108)
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000	02/29/2016	19	(32)	(30)
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100	01/29/2016	20	(73)	(100)
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000	01/29/2016	19	(32)	(25)
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100	03/31/2016	20	(73)	(113)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000	03/31/2016	19	(32)	(35)
Call - NYMEX WTI Crude August Futures †	0.250	07/20/2015	122	(21)	(6)
Put - NYMEX WTI Crude August Futures †	1.000	07/20/2015	122	(17)	(1)
Call - NYMEX WTI Crude December Futures †	—	11/19/2015	46	(5)	(6)
Call - NYMEX WTI Crude December Futures †	0.250	11/19/2015	122	(21)	(29)
Put - NYMEX WTI Crude December Futures †	0.750	11/19/2015	46	(5)	(6)
Put - NYMEX WTI Crude December Futures †	1.000	11/19/2015	122	(17)	(13)
Call - NYMEX WTI Crude November Futures †	—	10/19/2015	46	(5)	(5)
Call - NYMEX WTI Crude November Futures †	0.250	10/19/2015	122	(21)	(26)
Put - NYMEX WTI Crude November Futures †	0.750	10/19/2015	46	(4)	(6)
Put - NYMEX WTI Crude November Futures †	1.000	10/19/2015	122	(17)	(12)
Call - NYMEX WTI Crude October Futures †	—	09/21/2015	46	(4)	(4)
Call - NYMEX WTI Crude October Futures †	0.250	09/21/2015	122	(21)	(18)
Put - NYMEX WTI Crude October Futures †	0.750	09/21/2015	46	(4)	(4)
Put - NYMEX WTI Crude October Futures †	1.000	09/21/2015	122	(17)	(7)
Call - NYMEX WTI Crude September Futures †	0.250	08/19/2015	122	(21)	(18)
Put - NYMEX WTI Crude September Futures †	1.000	08/19/2015	122	(17)	(4)
Call - NYMEX WTI-Brent Crude Spread August Futures †	4.000	07/15/2015	98	(33)	(43)
Put - NYMEX WTI-Brent Crude Spread August Futures †	9.000	07/15/2015	98	(53)	(1)

				$(1,643)	$(1,895)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.000	08/21/2015	605	(489)	(273)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	605	(402)	(467)

				$(891)	$(740)

Total Written Options				$(2,534)	$(2,635)

(1)	Strike Price determined when exercised based on predetermined terms.

Futures Contracts:

					Variation Margin (6)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	10,755	$(1,931)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	4,645	(1,609)	116	0
90-Day Eurodollar March Futures	Short	03/2016	2,096	(468)	26	0
90-Day Eurodollar March Futures	Short	03/2017	4,335	(1,058)	54	0
90-Day Eurodollar September Futures	Short	09/2016	3,910	(1,498)	98	0
Aluminum October Futures †	Short	10/2015	607	422	0	0
Arabica Coffee December Futures †	Short	12/2015	88	(161)	0	0
Arabica Coffee March Futures †	Long	03/2016	150	22	0	(3)
Arabica Coffee September Futures †	Short	09/2015	150	(34)	0	0
Brent Crude December Futures †	Long	11/2015	218	(77)	317	0
Brent Crude December Futures †	Long	10/2016	338	(303)	287	0
Brent Crude June Futures †	Long	04/2016	19	(10)	21	0
Brent Crude March Futures †	Long	01/2016	413	(164)	504	0
Brent Crude March Futures †	Short	01/2017	169	152	0	(125)
Brent Crude November Futures †	Long	10/2015	772	(102)	1,104	0
Brent Crude September Futures †	Long	08/2015	271	109	381	0
Brent Crude September Futures †	Short	07/2016	169	147	0	(164)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	602	(54)	302	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	602	26	0	(107)
Call Options Strike @ USD 83.000 on Brent Crude January Futures †	Long	12/2015	93	(18)	12	0
Cocoa December Futures †	Long	12/2015	570	1,498	0	(331)
Cocoa September Futures †	Short	09/2015	217	(392)	135	0
Copper October Futures †	Long	10/2015	106	64	0	0
Corn December Futures †	Short	12/2015	749	(1,828)	0	(1,095)
Corn March Futures †	Long	03/2016	1,630	4,452	2,302	0
Corn September Futures †	Short	09/2015	1,630	(4,651)	0	(2,445)
Cotton No. 2 December Futures †	Short	12/2015	45	(37)	0	(15)
Cotton No. 2 March Futures †	Long	03/2016	45	29	11	0
EIA Flat Tax On-Highway Diesel Swap Contracts August Futures †	Short	08/2015	13	(45)	0	(27)
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	13	(48)	0	(22)
EIA Flat Tax On-Highway Diesel Swap Contracts July Futures †	Short	07/2015	13	(39)	0	(27)
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	13	(49)	0	(23)
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	13	(68)	0	(23)
EIA Flat Tax On-Highway Diesel Swap Contracts September Futures †	Short	09/2015	13	(71)	0	(26)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	416	(414)	376	(1,494)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	103	129	208	0
Euro-Mill Wheat December Futures †	Long	12/2015	849	816	603	0
Euro-Mill Wheat September Futures †	Long	09/2015	759	962	550	0
Gas Oil December Futures †	Long	12/2015	80	(121)	66	0
Gas Oil October Futures †	Short	10/2015	93	136	0	(79)
Gas Oil September Futures †	Short	09/2015	80	46	0	(70)
Gold 100 oz. August Futures †	Short	08/2015	137	340	259	0
Gold 100 oz. December Futures †	Short	12/2015	126	281	92	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap August Futures †	Long	08/2015	13	72	27	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap December Futures †	Long	12/2015	13	78	22	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap July Futures †	Long	07/2015	13	59	27	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap November Futures †	Long	11/2015	13	73	23	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap October Futures †	Long	10/2015	13	90	23	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap September Futures †	Long	09/2015	13	88	26	0
Hard Red Spring Wheat September Futures †	Long	09/2015	135	517	125	0
Hard Red Winter Wheat December Futures †	Short	12/2015	100	(327)	0	(139)
Hard Red Winter Wheat September Futures †	Long	09/2015	344	1,458	494	0
Henry Hub Natural Gas April Futures †	Long	03/2016	855	(331)	0	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	470	(655)	0	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	61	(185)	2	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	516	(644)	8	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	60	(182)	2	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	499	(272)	12	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	59	(186)	2	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	454	(419)	9	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	61	(177)	2	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	499	(476)	10	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	62	(180)	2	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	516	(663)	5	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	60	(181)	2	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	470	(607)	5	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	60	(182)	2	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	499	(531)	6	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	61	(177)	2	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	516	(756)	3	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	61	(187)	2	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	454	(387)	8	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	59	(185)	2	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	516	(614)	6	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	59	(182)	2	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	470	(553)	6	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	60	(184)	2	0
Lean Hogs August Futures †	Short	08/2015	270	(84)	0	(281)
Lean Hogs February Futures †	Long	02/2016	270	257	100	0
Live Cattle August Futures †	Short	08/2015	220	213	158	0
Live Cattle February Futures †	Long	02/2016	220	(201)	0	(119)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	19	7	2	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	50	(11)	12	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	24	9	2	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	77	(6)	8	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	24	11	5	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	19	10	2	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	19	11	2	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	50	(16)	10	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	24	9	2	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	19	7	2	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	19	9	2	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	19	7	2	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	77	(6)	8	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	24	11	5	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	77	(6)	14	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	24	11	5	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	50	(9)	12	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	24	9	2	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	4	(2)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	4	(4)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	4	(2)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	4	(2)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	4	(3)	0	0
Natural Gas April Futures †	Long	03/2017	44	33	5	0
Natural Gas August Futures †	Long	07/2015	735	(29)	198	0
Natural Gas December Futures †	Short	11/2015	226	(181)	0	(32)
Natural Gas January Futures †	Short	12/2015	118	184	0	(9)
Natural Gas March Futures †	Long	02/2016	849	34	42	0
Natural Gas March Futures †	Short	02/2017	44	(29)	0	(3)
Natural Gas October Futures †	Short	09/2015	310	(458)	0	(68)
Natural Gas September Futures †	Short	08/2015	2,095	(534)	0	(482)
New York Harbor ULSD December Futures †	Long	11/2015	353	755	659	0
New York Harbor ULSD June Futures †	Short	05/2016	19	40	0	(28)
New York Harbor ULSD March Futures †	Long	02/2016	254	(113)	408	0
New York Harbor ULSD October Futures †	Short	09/2015	98	223	0	(181)
New York Harbor ULSD September Futures †	Short	08/2015	235	60	0	(448)
Nickel October Futures †	Long	10/2015	78	(373)	0	0
Platinum October Futures †	Long	10/2015	548	(279)	0	(77)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	602	160	208	0
Put Options Strike @ USD 54.000 on Brent Crude December Futures †	Short	11/2015	167	310	45	0
Put Options Strike @ USD 55.000 on Brent Crude December Futures †	Short	11/2015	250	721	75	0
RBOB Gasoline December Futures †	Short	11/2015	585	(681)	0	(793)
RBOB Gasoline January Futures †	Long	12/2015	285	(54)	372	0
RBOB Gasoline March Futures †	Long	02/2016	178	(21)	224	0
RBOB Gasoline November Futures †	Short	10/2015	922	363	0	(1,243)
RBOB Gasoline September Futures †	Short	08/2015	1,106	(1,679)	0	(1,965)
Silver December Futures †	Long	12/2015	19	(40)	0	(11)
Soybean January Futures †	Short	01/2016	260	(777)	0	(744)
Soybean March Futures †	Long	03/2016	867	3,139	2,157	0
Soybean May Futures †	Long	05/2016	330	654	598	0
Soybean Meal December Futures †	Short	12/2015	1,192	(4,274)	0	(2,289)
Soybean Meal March Futures †	Long	03/2016	345	1,090	624	0
Soybean November Futures †	Short	11/2015	127	(489)	0	(363)
Soybean Oil December Futures †	Short	12/2015	1,742	(1,061)	0	(690)
Soybean Oil March Futures †	Long	03/2016	1,049	511	434	0
Sugar No. 11 March Futures †	Long	02/2016	680	349	267	0
Sugar No. 11 October Futures †	Short	09/2015	1,825	129	0	(818)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	7,651	(7,104)	0	(239)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	533	36	90	(1)
Wheat December Futures †	Short	12/2015	600	(3,157)	0	(937)
Wheat September Futures †	Short	09/2015	657	(3,723)	0	(1,059)
WTI Crude August Futures †	Short	07/2015	333	(303)	0	(378)
WTI Crude December Futures †	Short	11/2015	3,091	(2,525)	0	(3,400)
WTI Crude December Futures †	Long	11/2016	1,286	51	1,014	0
WTI Crude December Futures †	Long	11/2017	325	15	211	0
WTI Crude December Futures †	Short	11/2018	201	(37)	0	(92)
WTI Crude June Futures †	Long	05/2016	1,403	(54)	1,336	0
WTI Crude June Futures †	Short	05/2017	20	(5)	12	(5)
WTI Crude March Futures †	Long	02/2016	980	(824)	990	0
WTI Crude November Futures †	Short	10/2015	91	(82)	0	(103)
WTI Crude October Futures †	Long	09/2015	318	85	363	0
WTI Crude September Futures †	Short	08/2015	1,158	855	0	(1,332)
WTI Crude September Futures †	Long	08/2016	758	115	652	0
Zinc October Futures †	Long	10/2015	111	(124)	0	0

Total Futures Contracts				$(31,479)	$20,033	$(24,405)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (2)

						Variation Margin (6)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation	Asset	Liability
CDX.IG-23 5-Year Index	(1.000)%	12/20/2019	$23,100	$(314)	$103	$0	$(21)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Variation Margin (6)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value(5)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$30,195	$1,924	$55	$23	$(5)
CDX.IG-24 5-Year Index	1.000	06/20/2020		82,900	1,201	35	23	(9)
iTraxx Europe 23 5-Year Index	1.000	06/20/2020	EUR	143,400	1,978	(1,023)	0	(651)

					$5,103	$(933)	$46	$(665)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (6)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$674,700	$(951)	$(963)	$46	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		161,000	(857)	(89)	11	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		84,200	(70)	183	0	(24)
Receive	3-Month USD-LIBOR †	2.500	12/16/2025		1,499,200	11,855	(1,335)	513	(38)
Pay	3-Month USD-LIBOR	2.670	07/13/2045		6,010	(343)	(17)	0	(13)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		336,400	17,293	(3,147)	809	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		15,000	(723)	90	0	(40)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	434,200	21,555	26,885	0	(5,008)
Pay	6-Month EUR-EURIBOR	1.250	09/16/2045		22,600	(2,884)	(3,705)	573	0
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		11,100	(759)	(2,975)	296	0
Receive	6-Month GBP-LIBOR	1.250	06/17/2017	GBP	239,900	(1,146)	1,138	0	(470)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017		135,200	(1,166)	169	0	(332)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		61,000	1,855	(730)	0	(1,085)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		128,070	16,843	13,211	0	(4,565)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	2,140,000	(742)	(563)	0	(27)
Receive	28-Day MXN-TIIE	4.035	02/03/2017	MXN	3,417,100	(220)	(1,009)	0	(225)
Pay	28-Day MXN-TIIE	5.145	04/02/2020		2,615,200	(865)	(728)	867	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		527,400	(153)	(418)	237	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		461,520	(121)	(121)	210	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		126,400	(81)	(276)	57	0
Pay	28-Day MXN-TIIE	5.750	12/06/2021		373,400	2	184	172	0

						$58,322	$25,784	$3,791	$(11,827)

Total Swap Agreements						$63,111	$24,954	$3,837	$(12,513)

(6)	Unsettled variation margin asset of $38 for closed futures and $596 for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $195,173 and cash of $50,042 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		NZD	107,454		$76,264	$3,448	$0
BOA	07/2015		BRL	145,542		52,628	5,816	0
	07/2015		GBP	251,733		386,826	0	(8,709)
	07/2015			$46,910	BRL	145,542	0	(98)
	07/2015			75,450	INR	4,787,659	0	(368)
	07/2015			383	MXN	5,878	0	(10)
	07/2015			73,537	NZD	107,454	0	(721)
	08/2015		NZD	107,454		$73,325	719	0
BPS	07/2015		BRL	424,494		137,380	847	0
	07/2015		JPY	11,019,941		89,186	0	(858)
	07/2015		MXN	2,571,293		165,730	2,193	0
	07/2015			$136,427	BRL	424,494	334	(228)
	08/2015			81,827		256,856	0	(164)
BRC	07/2015		PLN	96,559		$25,236	0	(425)
	07/2015		ZAR	75,920		6,205	0	(5)
CBK	07/2015		BRL	32,597		10,539	55	0
	07/2015			$2,455	AUD	3,168	0	(10)
	07/2015			10,506	BRL	32,597	0	(22)
	07/2015	†		6,219	CAD	7,736	0	(26)
	07/2015			200,848	EUR	177,937	22	(2,498)
	07/2015			2,434	MXN	37,429	0	(53)
	09/2015		MXN	582,455		$36,844	18	0
	01/2016		BRL	14,628		4,389	0	(27)
DUB	07/2015			107,226		34,793	305	0
	07/2015		KRW	50,282,981		46,429	1,547	0
	07/2015		TRY	8,907		3,199	0	(97)
	07/2015			$34,582	BRL	107,226	0	(94)
	04/2016		BRL	141,176		$44,500	3,088	0
FBF	07/2015			$562	MXN	8,623	0	(14)
	08/2015	†		14,504	EUR	13,000	0	(3)
	08/2015			524	MYR	1,961	0	(3)
GLM	07/2015		AUD	17,037		$13,171	26	0
	07/2015		BRL	958,622		308,974	646	0
	07/2015			$299,184	BRL	958,622	9,144	0
	07/2015	†		1,076	CAD	1,337	0	(6)
	08/2015		EUR	61,240		$68,569	267	0
	08/2015			$2,546	GBP	1,621	0	0
	08/2015			94,506	INR	6,135,299	1,233	0
HUS	07/2015		BRL	20,005		$6,448	13	0
	07/2015		COP	18,401,517		7,207	162	0
	07/2015		EUR	1,250,169		1,366,975	0	(26,776)
	07/2015		MXN	30,421		1,977	42	0
	07/2015			$6,525	BRL	20,005	0	(91)
JPM	07/2015		BRL	614,322		$218,581	20,993	0
	07/2015	†	EUR	21,468		24,297	364	0
	07/2015	†	GBP	203		310	0	(9)
	07/2015		HUF	18,620,234		66,386	617	0
	07/2015			$198,002	BRL	614,322	0	(414)
	07/2015			3,306	CAD	4,129	0	0
	07/2015	†		130,149	EUR	115,995	120	(952)
	07/2015			4,232	GBP	2,697	20	(14)
	07/2015			59,231	INR	3,820,116	677	0
	07/2015			44,017	PLN	165,297	0	(88)
	01/2016		BRL	73,571		$22,024	0	(183)
	04/2016			603,941		188,450	11,294	0
MSB	07/2015			26,367		8,499	18	0
	07/2015			$8,360	BRL	26,367	121	0
	07/2015			89,330	JPY	11,019,941	713	0
	08/2015		JPY	11,019,941		$89,363	0	(716)
RBC	07/2015			$920	MXN	13,961	0	(32)
SCX	07/2015		MXN	350,350		$22,774	492	0
	07/2015			$1,043,937	EUR	931,626	0	(5,313)
	08/2015		EUR	931,626		$1,044,382	5,315	0
	08/2015			$34,605	INR	2,233,460	248	0
TDM	07/2015		BRL	200,000		$64,462	135	0
	07/2015			$64,727	BRL	200,000	0	(400)
UAG	07/2015		EUR	3,598		$4,052	40	0
	07/2015	†	GBP	1,174		1,786	0	(58)
	07/2015		MXN	29,125		1,866	14	0
	07/2015			$10,686	AUD	13,869	14	0
	07/2015			56,802	EUR	50,258	0	(771)
	07/2015			390,999	GBP	249,036	299	0
	07/2015			5,301	MXN	81,846	1	(96)
	08/2015		AUD	13,869		$10,667	0	(14)
	08/2015		GBP	249,036		390,916	0	(294)
	08/2015	†		$1,225	EUR	1,103	5	0
	08/2015			1,079	GBP	687	1	0
	09/2015		MXN	1,237,855		$79,701	1,437	0

Total Forward Foreign Currency Contracts							$72,863	$(50,660)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$267,900	$335	$285
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.670	07/09/2015	62,300	1,006	3,888
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	368,600	424	399
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	459,900	736	475
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	69,200	1,159	2,748
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	73,000	10,220	11,362

							$13,880	$19,157

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC Natural Gas December Futures †	$45.000	11/27/2015	$1,139	$26	$21
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015	1,296	30	22
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015	1,178	27	25
GST	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	960	24	12
	Put - OTC WTI Crude December Futures †	48.000	11/17/2015	112	400	133
JPM	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	1,120	32	13
MAC	Put - OTC Live Cattle December Futures †	140.000	12/04/2015	2,880	65	35
RBC	Put - OTC WTI Crude December Futures †	48.000	11/17/2015	50	175	59
SOG	Put - OTC Natural Gas December Futures †	44.000	11/27/2015	1,192	20	14
	Put - OTC Natural Gas December Futures †	45.000	11/27/2015	1,271	25	21
	Put - OTC Natural Gas January Futures †	44.000	12/30/2015	1,356	23	17
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015	1,447	29	23
	Put - OTC Natural Gas November Futures †	44.000	10/29/2015	1,233	21	18
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015	1,315	26	26

					$923	$439

Total Purchased Options					$14,803	$19,596

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	22,500	$(45)	$(72)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		23,400	(49)	(75)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		45,200	(97)	(159)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		10,600	(25)	(27)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		20,500	(42)	(66)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		24,800	(47)	(80)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		195,700	(311)	(691)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		21,200	(46)	(75)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		30,900	(72)	(109)

							$(734)	$(1,354)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	40,970	$(162)	$(3)
	Put - OTC EUR versus USD		1.110	07/20/2015		78,021	(393)	(942)
	Call - OTC EUR versus USD		1.170	07/20/2015		78,021	(432)	(73)
BRC	Call - OTC EUR versus USD		1.150	07/15/2015		14,180	(111)	(33)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$44,320	(1,056)	(6,141)
FBF	Call - OTC USD versus BRL		4.000	03/17/2016		39,300	(1,655)	(631)
UAG	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	38,860	(222)	(3)

							$(4,031)	$(7,826)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$(863)	$(73)
	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(162)	(97)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(197)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(431)	(23)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	24,800	(21)	(11)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	35,600	0	(1,370)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(85)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	109,200	(1,234)	(1,194)
RYL	Floor - OTC YOY CPURNSA Index	217.965	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	09/28/2015	9,100	(211)	0

						$(6,008)	$(3,050)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$143,800	$(654)	$(13)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		201,000	(698)	(244)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/09/2015		62,300	(1,072)	0
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		254,100	(986)	(805)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		135,300	(460)	(1,696)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	36,700	(316)	(95)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		36,700	(317)	(312)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$156,600	(481)	(481)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	39,200	(389)	(303)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		$459,900	(276)	(112)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		459,900	(460)	(250)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		347,600	(1,175)	(422)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		306,600	(10,220)	(10,231)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015		69,200	(1,135)	(71)

								$(18,639)	$(15,035)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Brent Crude February Futures †	$58.000	12/30/2015	$8	$(20)	$(23)
	Put - OTC Brent Crude February Futures †	59.000	12/30/2015	7	(15)	(24)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	7	(20)	(20)
	Put - OTC Brent Crude January Futures †	59.000	11/27/2015	7	(15)	(21)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	7	(20)	(17)
	Put - OTC Brent Crude October Futures †	59.000	10/29/2015	7	(15)	(18)
	Put - OTC Gold 100 oz. October Futures †	120.000	09/14/2015	2	(21)	(17)
GST	Put - OTC Brent Crude December Futures †	54.000	11/10/2015	57	(210)	(84)
	Put - OTC Brent Crude December Futures †	55.000	11/10/2015	55	(239)	(91)
	Put - OTC Gold 100 oz. August Futures †	65.000	07/13/2015	1	(20)	(39)
	Put - OTC Gold 100 oz. May Futures †	65.000	07/08/2015	3	(47)	(106)
	Put - OTC Gold 100 oz. October Futures †	90.000	09/09/2015	5	(76)	(108)
	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	2,400	(48)	(36)
JPM	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	2,800	(56)	(42)
MAC	Put - OTC Brent Crude February Futures †	58.000	12/30/2015	7	(17)	(20)
	Put - OTC Brent Crude February Futures †	59.000	12/30/2015	16	(30)	(50)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	7	(17)	(17)
	Put - OTC Brent Crude January Futures †	59.000	11/27/2015	16	(30)	(43)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	7	(17)	(14)
	Put - OTC Brent Crude October Futures †	59.000	10/29/2015	16	(30)	(35)
	Put - OTC Lean Hogs December Futures †	60.000	12/14/2015	6,680	(108)	(175)
RBC	Put - OTC Brent Crude December Futures †	55.000	11/10/2015	50	(201)	(83)
SOG	Put - OTC Brent Crude February Futures †	58.000	12/30/2015	800	(16)	(24)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	800	(16)	(21)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	800	(16)	(18)

					$(1,320)	$(1,146)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	0.734	08/11/2015	$4,660,000	$(206)	$0
	Call - OTC SPGCICP Index †	0.360	07/09/2015	3,120,000	(119)	0
	Call - OTC SPGCICP Index †	0.407	08/11/2015	5,860,000	(232)	0
	Call - OTC SPGCNGP Index †	1.103	08/06/2015	30,800	(52)	0

					$(609)	$0

Total Written Options					$(31,341)	$(28,411)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 2H15 †	$2.750	12/31/2015	51,000	$0	$(28)	$0		$(28)
	Receive	LLSBRT CAL15 †	8.150	12/31/2015	24,000	0	145	145		0
	Receive	LLSBRT CAL15 †	7.900	12/31/2015	60,000	0	346	346		0
BPS	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	204,000	0	57	57		0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	310,000	0	34	34		0
	Receive	EURTOP 4Q15 †	2.070	12/31/2015	311,000	0	82	82		0
	Pay	GOLDLNPM Index †	1,224.700	11/18/2015	3,000	0	165	165		0
	Pay	LLSBRT 2H15 †	2.550	12/31/2015	92,000	0	(33)	0		(33)
	Pay	LLSBRT 2H15 †	2.250	12/31/2015	75,000	0	(4)	0		(4)
	Receive	PLTMLNPM Index †	1,177.500	11/18/2015	3,000	0	(312)	0		(312)
CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	24,000	0	(6)	0		(6)
	Pay	DTDBRTCO 4Q15 †	1.050	12/31/2015	24,000	0	(2)	0		(2)
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	7,000	0	2	2		0
	Receive	HSFOCO 4Q15 †	13.950	12/31/2015	7,000	0	1	1		0
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	12,000	0	2	2		0
	Receive	JETNWECO 4Q15 †	13.570	12/31/2015	12,000	0	(2)	0		(2)
	Pay	LLSBRT 2H15 †	2.500	12/31/2015	46,000	0	(14)	0		(14)
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	5,000	0	1	1		0
	Receive	NAPCO 4Q15 †	7.250	12/31/2015	5,000	0	5	5		0
GST	Receive	EURTOP 1Q16 †	1.940	03/31/2016	36,000	0	9	9		0
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	9,000	0	1	1		0
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	33,000	0	3	3		0
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	21,000	0	1	1		0
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	17,000	0	1	1		0
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	15,000	0	(1)	0		(1)
	Receive	EURTOP 4Q15 †	1.940	12/31/2015	36,000	0	14	14		0
	Receive	EURTOP 4Q15 †	2.040	12/31/2015	9,000	0	3	3		0
	Receive	EURTOP 4Q15 †	2.100	12/31/2015	33,000	0	8	8		0
	Receive	EURTOP 4Q15 †	2.130	12/31/2015	21,000	0	4	4		0
	Receive	EURTOP 4Q15 †	2.150	12/31/2015	17,000	0	3	3		0
	Receive	EURTOP 4Q15 †	2.210	12/31/2015	15,000	0	2	2		0
	Pay	LLSBRT 2H15 †	3.000	12/31/2015	93,000	0	(75)	0		(75)
	Pay	LLSBRT 2H15 †	2.400	12/31/2015	110,000	0	(23)	0		(23)
	Receive	LLSBRT CAL15 †	9.150	12/31/2015	18,000	0	126	126		0
	Receive	LLSBRT CAL15 †	8.350	12/31/2015	300,000	0	1,866	1,866		0
	Receive	LLSBRT CAL15 †	7.900	12/31/2015	114,000	0	658	658		0
JPM	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	36,000	0	14	14		0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	42,000	0	14	14		0
MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	816,000	0	59	59		0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	1,362,000	0	68	68		0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	1,362,000	0	54	54		0
	Receive	CUAC 4Q15 †	41.500	12/31/2015	2,832,000	0	(95)	0		(95)
	Receive	CUAC 4Q15 †	46.500	12/31/2015	1,386,000	0	(116)	0		(116)
	Receive	CUAC 4Q15 †	48.000	12/31/2015	346,000	0	(34)	0		(34)
	Receive	CUAC 4Q15 †	49.000	12/31/2015	3,118,000	0	(339)	0		(339)
	Receive	CUAC 4Q15 †	50.000	12/31/2015	2,772,000	0	(329)	0		(329)
MYC	Pay	LLSBRT CAL15 †	3.300	12/31/2015	49,000	0	(57)	0		(57)

						$0	$2,278	$3,748	$	(1,470)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BRC	Tate & Lyle International Finance PLC	(1.150)%	06/20/2016	0.216%	$3,500	$0	$(33)	$0	$(33)
UAG	Royal Bank of Scotland Group PLC	(1.000)	12/20/2016	0.769	800	65	(68)	0	(3)

						$65	$(101)	$0	$(36)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.394%	$2,300	$(176)	$137	$0	$(39)
DUB	Italy Government International Bond	1.000	03/20/2019	1.096	7,100	(123)	100	0	(23)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394	14,600	(1,103)	855	0	(248)
	Indonesia Government International Bond	1.000	12/20/2019	1.481	8,600	(198)	25	0	(173)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	3.941	2,900	(161)	100	0	(61)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.481	14,900	(328)	28	0	(300)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394	5,200	(387)	299	0	(88)
MYC	Petrobras International Finance Co.	1.000	12/20/2019	4.087	12,100	(1,120)	(361)	0	(1,481)

						$(3,596)	$1,183	$0	$(2,413)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	4,400	$1	$49	$50	$0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		35,800	40	1,153	1,193	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		8,000	5	462	467	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		3,800	3	(372)	0	(369)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	72,600	(102)	98	0	(4)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	30,300	142	(48)	94	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	49,000	30	(33)	0	(3)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$11,100	67	(1,019)	0	(952)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	114,800	(14)	8	0	(6)
	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		$78,400	0	(2,173)	0	(2,173)
	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		36,300	(24)	(1,116)	0	(1,140)
CBK	Pay	1-Month GBP-UKRPI	3.190	04/15/2030	GBP	4,700	0	(194)	0	(194)
	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		25,000	139	(233)	0	(94)
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		7,100	5	76	81	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		7,500	(262)	512	250	0
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		1,300	0	(5)	0	(5)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	26,400	(25)	24	0	(1)
	Pay	3-Month USD-CPURNSA Index	1.485	11/19/2016		$62,300	0	(922)	0	(922)
	Pay	3-Month USD-CPURNSA Index	1.480	11/20/2016		117,500	0	(1,726)	0	(1,726)
	Pay	3-Month USD-CPURNSA Index	1.473	11/21/2016		45,500	0	(661)	0	(661)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		18,700	0	(928)	0	(928)
	Pay	3-Month USD-CPURNSA Index	1.725	03/04/2019		4,425	0	(12)	0	(12)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	3,000	0	(9)	0	(9)
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		22,730	(199)	1,364	1,165	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		10,800	(349)	709	360	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,600	(3)	100	97	0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		6,300	52	230	282	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	314,800	(96)	79	0	(17)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	33,890	0	(1,321)	0	(1,321)
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		5,900	18	0	18	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		8,100	0	(348)	0	(348)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	68,100	41	(45)	0	(4)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$46,900	(69)	(1,017)	0	(1,086)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		72,600	63	(3,752)	0	(3,689)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		20,900	41	(879)	0	(838)
	Receive	3-Month USD-CPURNSA Index	2.205	10/11/2018		40,400	0	(1,682)	0	(1,682)
HUS	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	251,900	(262)	249	0	(13)
	Pay	1-Year BRL-CDI	13.220	01/02/2018		265,200	0	99	99	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	2,100	14	80	94	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	251,200	(325)	312	0	(13)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$58,000	0	(1,506)	0	(1,506)
MYC	Pay	1-Month GBP-UKRPI	3.500	10/15/2044	GBP	8,000	(10)	276	266	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,800	8	101	109	0
RYL	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		$18,300	65	(1,028)	0	(963)
UAG	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	25,100	0	(301)	0	(301)

							$(1,006)	$(15,349)	$4,625	$(20,980)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	4,500,915	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$909,043	$21,889	$21,889	$0
BPS	Receive	BCOMF1T Index †	433,445	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	166,728	4,076	4,076	0
	Receive	BCOMTR Index †	2,508,703	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	506,679	12,205	12,205	0
	Receive	BCOMTR1 Index †	584,335	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	50,916	1,227	1,227	0
CBK		CVICBCP1 Index †	6,686,997	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	685,163	0	0	0
CBK	Receive	BCOMTR Index †	3,602,324	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	58,542	1,413	1,413	0
	Receive	BCOMTR1 Index †	415,530	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	119,664	2,875	2,875	0
	Receive	BCOMTR2 Index †	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	612,817	14,593	14,593	0
CIB	Receive	BCOMTR Index †	850,575	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	171,789	4,137	4,137	0
DUB	Receive	BCOMTR Index †	1,543,892	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	311,817	7,508	7,508	0
FBF	Pay	BCOMHG Index †	137,642	0.000%	08/17/2015	35,908	474	474	0
	Receive	BCOMTR Index †	191,336	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	38,644	931	931	0
	Receive	SPGCICP Index †	97,785	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	36,831	(328)	0	(328)
GLM	Receive	BCOMTR Index †	2,436,757	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	492,148	11,854	11,854	0
	Receive	BCOMTR11A Index †	3,054,758	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	815,937	19,642	19,642	0
JPM	Receive	BCOMCO1 Index †	80,919	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	28,442	(161)	0	(161)
	Pay	BCOMCOT Index †	38,445	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	28,588	230	230	0
	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	52,926	876	876	0
	Receive	BCOMLC5 Index †	405,365	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	62,799	(735)	0	(735)
	Pay	BCOMLH3 Index †	243,186	0.000%	08/17/2015	35,983	(700)	0	(700)
	Receive	BCOMLH5 Index †	193,071	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	40,722	826	826	0
	Receive	BCOMTR Index †	765,328	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	154,572	3,722	3,722	0
	Receive	JMABNICP Index †	331,567	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	173,519	3,647	3,647	0
MAC	Receive	BCOMTR Index †	2,015,111	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	406,989	0	0	0
	Receive	BCOMTR2 Index †	1,813,238	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	196,322	4,679	4,679	0
	Receive	BCOMXGRT Index †	5,352,092	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	408,881	7,852	7,852	0
MYC	Receive	BCOMTR Index †	350,144	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	70,718	1,702	1,702	0
	Receive	BCOMTR1 Index †	5,512,092	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	1,221,123	29,400	29,400	0
	Receive	BCOMTR2 Index †	5,717,918	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	1,261,584	30,053	30,053	0
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	121,456	2,925	2,925	0
SOG	Receive	BCOMTR Index †	1,640,693	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	331,368	7,980	7,980	0
	Receive	BCOMTR2 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	246,406	5,870	5,870	0
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	7,069	170	170	0

							$200,832	$202,756	$(1,924)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index †	3.098%	08/03/2015	$4,830	$0	$72	$72	$0
	Receive	SLVRLND Index †	6.452	08/03/2015	3,346	0	(33)	0	(33)
DUB	Pay	SPGCCLP Index †	6.376	11/17/2015	3,800	0	(446)	0	(446)
	Receive	WTI Crude December Futures †	4.203	11/17/2015	4,680	0	378	378	0
GST	Pay	GOLDLNPM Index †	6.126	11/25/2015	4,400	0	170	170	0
	Pay	GOLDLNPM Index †	7.784	03/24/2020	8,961	0	31	31	0
	Pay	GOLDLNPM Index †	7.840	04/06/2020	4,464	0	17	17	0
	Pay	GOLDLNPM Index †	7.840	04/09/2020	4,464	0	16	16	0
	Pay	GOLDLNPM Index †	7.896	04/14/2020	4,448	0	18	18	0
	Pay	GOLDLNPM Index †	7.981	04/22/2020	33,277	0	154	154	0
	Pay	GOLDLNPM Index †	8.585	04/27/2020	17,745	0	178	178	0
	Pay	GOLDLNPM Index †	8.703	04/28/2020	10,000	0	111	111	0
	Pay	Natural Gas August Futures †	17.724	07/28/2015	1,110	0	(1)	0	(1)
	Pay	Natural Gas August Futures †	18.063	07/28/2015	1,059	0	7	7	0
	Receive	SLVRLND Index †	10.890	11/25/2015	3,300	0	(124)	0	(124)
JPM	Pay	GOLDLNPM Index †	10.890	04/29/2020	7,424	0	231	231	0
	Pay	GOLDLNPM Index †	11.156	05/07/2020	13,922	0	464	464	0
MYC	Pay	GOLDLNPM Index †	3.276	09/18/2015	7,459	0	96	96	0
	Pay	GOLDLNPM Index †	5.406	04/21/2016	28,880	0	765	765	0
	Pay	Natural Gas August Futures †	18.063	07/28/2015	588	0	4	4	0
	Receive	SLVRLND Index †	5.382	09/18/2015	5,819	0	63	63	0
	Receive	SLVRLND Index †	9.151	04/21/2016	22,200	0	(309)	0	(309)

						$0	$1,862	$2,775	$(913)

Total Swap Agreements						$(4,537)	$190,705	$213,904	$(27,736)

(j)	Securities with an aggregate market value of $50,488 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$243,625	$0	$243,625
Industrials	0	49,624	0	49,624
Utilities	0	64,346	0	64,346
U.S. Government Agencies	0	218,843	0	218,843
U.S. Treasury Obligations	0	10,321,694	0	10,321,694
Mortgage-Backed Securities	0	382,438	4,818	387,256
Asset-Backed Securities	0	92,578	0	92,578
Sovereign Issues	0	1,815,120	0	1,815,120
Preferred Securities
Banking & Finance	12,990	0	0	12,990
Short-Term Instruments
Certificates of Deposit	0	27,295	0	27,295
Repurchase Agreements	0	46,520	0	46,520
Short-Term Notes	0	5,000	0	5,000
U.S. Treasury Bills	0	39,187	0	39,187
	$12,990	$13,306,270	$4,818	$13,324,078

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$449,751	$0	$0	$449,751

Total Investments	$462,741	$13,306,270	$4,818	$13,773,829

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(162,382)	$0	$(162,382)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20,650	3,887	1,153	25,690
Over the counter	0	306,176	187	306,363
	$20,650	$310,063	$1,340	$332,053

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26,300)	(13,253)	0	(39,553)
Over the counter	(481)	(105,691)	(635)	(106,807)

	$(26,781)	$(118,944)	$(635)	$(146,360)

Totals	$456,610	$13,335,007	$5,523	$13,797,140

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.1%
BANK LOAN OBLIGATIONS 6.7%
AABS Ltd.
4.875% due 01/10/2038	$2,207	$2,254
Amaya Holdings BV
5.000% due 08/01/2021	2,867	2,866
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)	2,220	2,276
Cactus Wellhead LLC
7.000% due 07/31/2020	3,109	2,659
Charter Communications Operating LLC
3.000% due 07/01/2020	3,274	3,239
Dell International LLC
4.000% due 04/29/2020	3,731	3,734
Delos Finance SARL
3.500% due 03/06/2021	2,050	2,051
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	6,950	6,967
Gardner Denver, Inc.
4.250% due 07/30/2020	3,637	3,559
Getty Images, Inc.
4.750% due 10/18/2019	3,613	2,694
International Aircraft Leasing and Trading
4.140% due 07/10/2015 (f)	6,667	6,662
Jefferies Finance LLC
4.500% due 05/01/2020	2,200	2,200
Maxim Crane Works LP
10.250% due 11/26/2018	5,775	5,818
MGM Resorts International
3.500% due 12/20/2019	3,532	3,514
Sequa Corp.
5.250% due 06/19/2017	1,240	1,089
Westmoreland Coal Co.
7.500% due 12/16/2020	2,662	2,595

Total Bank Loan Obligations (Cost $55,425)		54,177

CORPORATE BONDS & NOTES 32.0%
BANKING & FINANCE 15.4%
AerCap Ireland Capital Ltd.
4.625% due 07/01/2022	3,300	3,308
Ally Financial, Inc.
5.500% due 02/15/2017	900	941
6.250% due 12/01/2017	500	535
Alpha Star Holding Ltd.
4.970% due 04/09/2019	6,200	5,797
Aviation Loan Trust
2.396% due 12/15/2022	3,052	2,835
Banco do Brasil S.A.
6.250% due 04/15/2024 (e)	1,500	1,063
9.000% due 06/18/2024 (e)	2,575	2,336
Blackstone CQP Holdco LP
9.296% due 03/18/2019	25,700	26,391
Cantor Fitzgerald LP
6.500% due 06/17/2022	2,200	2,270
Exeter Finance Corp.
9.750% due 05/20/2019	10,300	10,303
ING Groep NV
6.500% due 04/16/2025 (e)	400	388
iStar Financial, Inc.
4.000% due 11/01/2017	3,300	3,255
Jefferies Finance LLC
6.875% due 04/15/2022	700	686
7.375% due 04/01/2020	14,340	14,161
7.500% due 04/15/2021	1,000	1,002
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (f)	11,109	10,480
8.500% due 08/08/2019 (f)	3,703	3,493
Nationstar Mortgage LLC
6.500% due 07/01/2021	3,608	3,373
Navient Corp.
5.875% due 03/25/2021	5,725	5,736
5.875% due 10/25/2024	100	94
6.125% due 03/25/2024	1,225	1,176
6.250% due 01/25/2016	134	137

PHH Corp.
6.375% due 08/15/2021		5,841	5,768
7.375% due 09/01/2019		1,200	1,275
Pinnacol Assurance
8.625% due 06/25/2034 (f)		3,000	3,072
Piper Jaffray Cos.
4.782% due 11/30/2015		500	501
Rio Oil Finance Trust
6.750% due 01/06/2027		2,800	2,720
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	600	609
5.400% due 03/24/2017		$200	202
5.717% due 06/16/2021		1,400	1,347
6.125% due 02/07/2022		3,300	3,193
Springleaf Finance Corp.
6.900% due 12/15/2017		100	106
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,675	5,732
TIG FINCO PLC
8.500% due 03/02/2020	GBP	98	163
TIG FinCo PLC
8.750% due 04/02/2020		505	788

			125,236

INDUSTRIALS 13.6%
Algeco Scotsman Global Finance PLC
10.750% due 10/15/2019 (h)		$1,200	927
Altice Finco S.A.
7.625% due 02/15/2025		3,400	3,272
Altice S.A.
6.250% due 02/15/2025	EUR	600	639
7.250% due 05/15/2022		6,800	7,676
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		$699	710
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		225	161
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		9,325	7,553
9.000% due 02/15/2020 ^		3,925	3,218
11.250% due 06/01/2017 ^		4,700	3,713
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	2,100	2,261
5.025% due 10/15/2018		$2,500	2,636
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		9,350	8,275
D.R. Horton, Inc.
3.750% due 03/01/2019		3,450	3,484
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,475	1,416
Endo Finance LLC
6.000% due 07/15/2023 (a)		3,225	3,306
Energizer SpinCo, Inc.
5.500% due 06/15/2025		850	842
FTS International, Inc.
7.783% due 06/15/2020		615	613
Grupo Posadas S.A.B. de C.V.
7.875% due 06/30/2022		2,350	2,385
Harvest Operations Corp.
6.875% due 10/01/2017		200	186
Hellenic Railways Organization S.A.
4.500% due 12/06/2016	JPY	10,000	46
Hiland Partners LP
7.250% due 10/01/2020		$2,400	2,610
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,650	1,543
MGM Resorts International
8.625% due 02/01/2019		3,650	4,143
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019		5,500	3,602
Ply Gem Industries, Inc.
6.500% due 02/01/2022		7,480	7,415
QGOG Constellation S.A.
6.250% due 11/09/2019		1,235	908
SiTV LLC
10.375% due 07/01/2019		1,100	913
Tenet Healthcare Corp.
3.786% due 06/15/2020		2,350	2,373
USG Corp.
7.875% due 03/30/2020		1,100	1,182
9.750% due 01/15/2018		8,625	9,854
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		1,325	1,312
Weatherford International Ltd.
4.500% due 04/15/2022		525	493

Westmoreland Coal Co.
8.750% due 01/01/2022		3,800	3,553
Wynn Las Vegas LLC
5.500% due 03/01/2025		18,825	18,025

			111,245

UTILITIES 3.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		2,750	3,019
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,300	1,967
6.000% due 11/27/2023		1,500	1,384
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,400	1,561
Genesis Energy LP
6.000% due 05/15/2023		4,325	4,338
Illinois Power Generating Co.
6.300% due 04/01/2020		4,250	3,867
Petrobras Global Finance BV
2.415% due 01/15/2019		2,950	2,735
2.643% due 03/17/2017		525	515
3.000% due 01/15/2019		50	46
4.375% due 05/20/2023		2,950	2,579
Sprint Corp.
7.625% due 02/15/2025		2,325	2,197

			24,208

Total Corporate Bonds & Notes (Cost $265,526)			260,689

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		580	568

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047		600	509

Total Municipal Bonds & Notes (Cost $1,047)			1,077

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		20,925	18,332
3.125% due 08/15/2044 (j)(k)		4,200	4,188

Total U.S. Treasury Obligations (Cost $23,797)			22,520

MORTGAGE-BACKED SECURITIES 11.4%
Adjustable Rate Mortgage Trust
1.337% due 03/25/2035		2,471	2,147
American Home Mortgage Assets Trust
0.727% due 11/25/2035		1,386	1,219
American Home Mortgage Investment Trust
2.173% due 11/25/2045 ^		106	84
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		766	659
16.529% due 09/25/2035 ^		1,875	2,338
Banc of America Funding Trust
2.854% due 09/20/2047 ^		1,905	1,433
7.000% due 10/25/2037 ^		487	309
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		1,127	962
BCAP LLC Trust
0.407% due 05/25/2047 ^		638	486
0.685% due 05/26/2035		71	68
1.204% due 06/26/2037		44	44
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		630	546
2.774% due 05/25/2047 ^		1,177	1,057
4.827% due 06/25/2047 ^		521	469
Bear Stearns ALT-A Trust
2.462% due 04/25/2037		826	621
Berica ABS SRL
0.321% due 12/31/2055	EUR	541	600
Berica Residential MBS SRL
0.288% due 03/31/2048		282	309
Chase Mortgage Finance Trust
2.525% due 09/25/2036 ^		$327	291
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		198	206
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		593	621

CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036 ^	408	363
Countrywide Alternative Loan Trust
0.347% due 12/25/2046 ^	1,800	1,844
0.357% due 11/25/2036	6,186	5,990
0.357% due 06/25/2046	582	578
0.377% due 07/25/2046 ^	524	479
0.377% due 09/20/2046	686	570
0.377% due 09/25/2046 ^	1,213	1,046
0.382% due 12/20/2046	2,411	1,851
0.397% due 07/20/2046 ^	3,648	2,734
0.487% due 06/25/2035 ^	1,157	989
0.497% due 11/25/2035	330	277
0.587% due 04/25/2035	1,066	897
1.487% due 10/25/2035 ^	575	490
5.750% due 07/25/2035 ^	318	298
6.000% due 05/25/2036 ^	5,382	4,580
6.000% due 08/25/2036 ^	724	676
6.000% due 01/25/2037 ^	529	503
6.000% due 04/25/2037	955	820
6.000% due 05/25/2037 ^	2,981	2,483
6.000% due 05/25/2037	1,059	857
Countrywide Home Loan Mortgage Pass-Through Trust
2.467% due 09/25/2037 ^	1,322	1,156
5.750% due 07/25/2037	380	367
6.000% due 10/25/2034	31	32
Credit Suisse Mortgage Capital Certificates
2.289% due 07/27/2037	5,168	4,022
3.252% due 12/29/2037	7,957	4,505
6.000% due 01/27/2047	870	893
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	1,571	1,324
Deutsche ALT-A Securities, Inc.
0.287% due 08/25/2037 ^	1,767	1,435
0.337% due 02/25/2047	4,831	3,483
First Horizon Alternative Mortgage Securities Trust
2.271% due 08/25/2035	404	355
6.000% due 05/25/2036 ^	19	16
Freddie Mac
7.737% due 12/25/2027	1,800	1,850
GSMSC Resecuritization Trust
0.355% due 08/26/2033	3,500	2,739
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	4,581	3,995
Impac Secured Assets Trust
0.337% due 11/25/2036	2,268	1,659
IndyMac Mortgage Loan Trust
0.437% due 02/25/2037	500	316
2.504% due 07/25/2037	678	464
2.887% due 05/25/2037 ^	463	328
4.376% due 11/25/2035 ^	929	790
6.250% due 11/25/2037 ^	557	477
JPMorgan Alternative Loan Trust
3.002% due 11/25/2036 ^	707	615
JPMorgan Mortgage Trust
2.555% due 10/25/2036 ^	1,189	1,079
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,366	2,266
Lehman XS Trust
0.347% due 03/25/2047 ^	2,091	1,700
MASTR Adjustable Rate Mortgages Trust
5.120% due 11/25/2034	513	504
Merrill Lynch Alternative Note Asset Trust
0.297% due 03/25/2037	3,012	1,451
Morgan Stanley Mortgage Loan Trust
2.854% due 11/25/2037	827	669
Residential Accredit Loans, Inc. Trust
0.377% due 07/25/2036	1,456	1,175
0.537% due 08/25/2035 ^	1,709	1,301
3.013% due 07/25/2035	122	114
3.424% due 12/26/2034	1,018	867
3.513% due 09/25/2035 ^	101	83
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	472	430
Structured Asset Mortgage Investments Trust
0.397% due 09/25/2047 ^	4,510	3,143
1.558% due 12/25/2035 ^	1,418	1,016
Structured Asset Securities Corp. Trust
0.537% due 02/25/2035	464	435
Suntrust Adjustable Rate Mortgage Loan Trust
6.013% due 02/25/2037 ^	613	602
TBW Mortgage-Backed Trust
0.387% due 09/25/2036 ^	407	392
WaMu Mortgage Pass-Through Certificates Trust
1.937% due 07/25/2047 ^	182	135
2.023% due 12/25/2036 ^	359	319

2.246% due 08/25/2036 ^	1,514	1,321
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^	476	435

Total Mortgage-Backed Securities (Cost $87,999)		93,052

ASSET-BACKED SECURITIES 15.0%
ACE Securities Corp Home Equity Loan Trust
0.327% due 07/25/2036	1,500	1,097
0.487% due 02/25/2036	1,300	1,159
0.737% due 12/25/2045	1,000	666
0.845% due 11/25/2035	1,200	1,025
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.807% due 05/25/2035	1,000	818
Argent Securities Trust
0.377% due 03/25/2036	4,251	2,308
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.417% due 01/25/2036	779	602
0.567% due 02/25/2036	1,110	755
Asset-Backed Funding Certificates Trust
0.297% due 01/25/2037	2,967	1,840
0.325% due 10/25/2036	934	800
1.187% due 06/25/2037	644	482
1.237% due 03/25/2034	1,780	1,426
Bear Stearns Asset-Backed Securities Trust
0.297% due 02/25/2037	533	505
0.357% due 05/25/2036 ^	2,328	2,089
0.427% due 06/25/2047	400	340
0.537% due 12/25/2035	825	605
0.587% due 09/25/2046	311	268
0.637% due 08/25/2036	2,400	2,044
1.205% due 10/25/2035	1,400	1,202
1.987% due 07/25/2034	1,283	1,176
Citigroup Mortgage Loan Trust, Inc.
0.327% due 05/25/2037	433	422
0.347% due 12/25/2036	2,023	1,338
0.447% due 03/25/2036	425	323
Countrywide Asset-Backed Certificates
0.327% due 06/25/2047	1,827	1,453
0.367% due 06/25/2047	2,267	2,069
0.407% due 09/25/2047	1,500	1,154
0.477% due 06/25/2036	2,550	2,266
0.477% due 08/25/2036	1,300	1,160
0.572% due 11/25/2035	1,356	1,306
0.625% due 04/25/2036	2,000	1,596
0.657% due 02/25/2036	12,000	10,689
2.585% due 01/25/2034 ^	806	586
Countrywide Asset-Backed Certificates Trust
0.445% due 09/25/2046	2,500	1,691
0.665% due 10/25/2035	889	885
1.085% due 04/25/2035	1,000	797
Credit-Based Asset Servicing and Securitization LLC
0.295% due 11/25/2036	1,599	915
0.335% due 11/25/2036	800	460
0.407% due 07/25/2037	1,740	1,176
0.757% due 07/25/2036	1,700	1,556
First Franklin Mortgage Loan Trust
0.547% due 11/25/2035	1,200	792
Fremont Home Loan Trust
0.357% due 02/25/2036	702	601
0.427% due 08/25/2036	4,302	1,815
GSAMP Trust
0.307% due 12/25/2036	680	384
0.327% due 06/25/2036	1,798	1,539
0.417% due 12/25/2046	644	391
0.427% due 12/25/2035	1,441	1,331
Home Equity Loan Trust
0.417% due 04/25/2037	4,700	3,182
HSI Asset Securitization Corp. Trust
0.577% due 11/25/2035	1,600	1,143
0.577% due 12/25/2035	2,400	1,766
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.627% due 03/25/2036	1,500	1,032
JPMorgan Mortgage Acquisition Trust
0.347% due 05/25/2037	1,000	917
0.377% due 03/25/2047	1,200	847
Long Beach Mortgage Loan Trust
0.617% due 11/25/2035	3,100	2,676
2.962% due 07/25/2033	2,191	2,105
MASTR Asset-Backed Securities Trust
0.297% due 08/25/2036	826	448
0.337% due 08/25/2036	1,870	1,021
0.357% due 10/25/2036	3,682	3,166
Merrill Lynch Mortgage Investors Trust
0.297% due 08/25/2037	2,753	1,648
0.345% due 04/25/2037	2,500	1,318

Morgan Stanley ABS Capital, Inc. Trust
0.337% due 06/25/2036		1,961	1,799
0.337% due 10/25/2036		2,732	1,897
0.337% due 12/25/2036		167	100
0.417% due 09/25/2036		1,151	694
0.832% due 09/25/2035		700	614
0.952% due 07/25/2035		1,116	1,064
1.437% due 07/25/2037		800	562
Morgan Stanley Home Equity Loan Trust
0.537% due 04/25/2037		317	196
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^		2,009	1,415
Nationstar Home Equity Loan Trust
0.507% due 04/25/2037		1,300	935
New Century Home Equity Loan Trust
3.187% due 01/25/2033		210	190
Option One Mortgage Loan Trust
0.327% due 01/25/2037		1,380	851
0.357% due 05/25/2037		1,403	840
0.377% due 01/25/2036		937	913
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.677% due 08/25/2035		900	739
People’s Financial Realty Mortgage Securities Trust
0.327% due 09/25/2036		4,744	1,985
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037		2,150	1,175
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		592	570
0.347% due 06/25/2036		481	463
0.347% due 11/25/2036		2,103	1,805
0.357% due 11/25/2036		873	771
1.065% due 08/25/2034		584	472
Saxon Asset Securities Trust
1.162% due 12/26/2034		1,149	905
Securitized Asset-Backed Receivables LLC Trust
0.437% due 03/25/2036		2,000	1,173
0.437% due 05/25/2036		1,281	745
SG Mortgage Securities Trust
0.367% due 02/25/2036		1,671	1,078
Soundview Home Loan Trust
0.357% due 06/25/2036		668	620
Specialty Underwriting & Residential Finance Trust
0.577% due 12/25/2036		1,400	1,162
Springleaf Funding Trust
3.920% due 01/16/2023		9,500	9,543
Structured Asset Investment Loan Trust
0.337% due 09/25/2036		1,512	1,230
0.347% due 05/25/2036		642	535
1.162% due 01/25/2035		2,639	1,885
1.312% due 01/25/2035		1,024	231
1.567% due 04/25/2033		241	207
1.762% due 01/25/2035		1,102	133
1.912% due 01/25/2035 ^		1,398	58
Truman Capital Mortgage Loan Trust
0.447% due 03/25/2036		1,458	1,343

Total Asset-Backed Securities (Cost $113,338)			122,069

SOVEREIGN ISSUES 4.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	364
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	63,000	18,279
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	6,475	7,363
5.000% due 03/01/2025		6,150	8,411
Junta de Castilla y Leon
6.505% due 03/01/2019		200	266
Republic of Greece Government International Bond
3.000% due 02/24/2035		325	138
4.500% due 07/03/2017	JPY	410,000	1,809

Total Sovereign Issues (Cost $45,230)			36,630

	SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.0%
Amaya, Inc. (c)(f)		26,025	713
CBS Corp. ‘B’		5,580	310
Cedar Fair LP		2,037	111
Comcast Corp. ‘A’		5,923	356
Hilton Worldwide Holdings, Inc. (c)(j)		29,114	802

Macy’s, Inc.	10,720	724
Melco Crown Entertainment Ltd. - ADR	48,909	960
MGM Resorts International (c)(j)	115,457	2,107
Walt Disney Co.	9,552	1,090
Wynn Macau Ltd.	282,400	469
Wynn Resorts Ltd. (j)	5,109	504

		8,146

FINANCIALS 0.2%
AerCap Holdings NV (c)	3,608	165
Alpha Bank AE (c)	1,205,612	364
Citigroup, Inc.	13,675	755
FNF Group	9,386	347
TIG TopCo Ltd. (f)	86,986	88

		1,719

HEALTH CARE 0.1%
Pfizer, Inc.	20,302	681

INDUSTRIALS 0.1%
United Rentals, Inc. (c)	8,898	779

INFORMATION TECHNOLOGY 0.4%
Alibaba Group Holding Ltd. SP - ADR (c)	7,725	635
Baidu, Inc. SP - ADR (c)	6,563	1,307
QUALCOMM, Inc.	20,564	1,288

		3,230

MATERIALS 0.1%
USG Corp. (c)	41,389	1,150

Total Common Stocks (Cost $17,910)		15,705

REAL ESTATE INVESTMENT TRUSTS 0.1%
FINANCIALS 0.1%
ProLogis, Inc.	8,176	303

Total Real Estate Investment Trusts (Cost $350)		303

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (g) 1.3%		10,700

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
0.015% due 09/10/2015 - 11/05/2015 (d)(k)(m)	$2,606	2,606

Total Short-Term Instruments (Cost $13,306)		13,306

Total Investments in Securities (Cost $623,928)		619,528

	SHARES
INVESTMENTS IN AFFILIATES 24.0%
SHORT-TERM INSTRUMENTS 24.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.0%
PIMCO Short-Term Floating NAV Portfolio III	19,669,967	195,087

Total Short-Term Instruments (Cost $195,093)		195,087

Total Investments in Affiliates (Cost $195,093)		195,087

Total Investments 100.1% (Cost $819,021)		$814,615
Financial Derivative Instruments (i)(l) 0.8% (Cost or Premiums, net $1,342)		6,856
Other Assets and Liabilities, net (0.9%)		(7,471)

Net Assets 100.0%		$814,000

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 09/29/2021	10/02/2014	$2,219	$2,276	0.28%
Amaya, Inc.	09/05/2014	749	713	0.09
International Aircraft Leasing and Trading 4.140% due 07/10/2015	05/29/2014	6,666	6,662	0.82
KGH Intermediate Holdco LLC 8.500% due 08/07/2019	08/07/2014	10,857	10,480	1.29
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	3,703	3,493	0.43
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	3,000	3,072	0.38
TIG TopCo Ltd.	04/02/2015	129	88	0.01

		$27,323	$26,784	3.30%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$10,700	U.S. Treasury Bonds 3.750% due 11/15/2043	$(10,937)	$10,700	$10,700

Total Repurchase Agreements						$(10,937)	$10,700	$10,700

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.500%	06/16/2015	06/15/2017	$(923)	$(923)
JPS	0.450	06/30/2015	07/01/2015	(10,665)	(10,665)

Total Reverse Repurchase Agreements					$(11,588)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $3,709 at a weighted average interest rate of (0.313%).

(h)	Securities with an aggregate market value of $11,440 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	310	$922	$1,312
Call - EUREX EURO STOXX 50 Index	3,700.000	12/20/2019	93	365	361

				$1,287	$1,673

Total Purchased Options				$1,287	$1,673

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	310	$(1,024)	$(708)
Put - EUREX EURO STOXX 50 Index	2,400.000	12/20/2019	93	(297)	(246)

				$(1,321)	$(954)

Total Written Options				$(1,321)	$(954)

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	534	$(218)	$13	$0
90-Day Eurodollar June Futures	Short	06/2016	369	(223)	5	0
90-Day Eurodollar June Futures	Short	06/2017	197	(30)	2	0
90-Day Eurodollar March Futures	Short	03/2017	287	(29)	4	0
90-Day Eurodollar September Futures	Short	09/2016	563	(263)	14	0
Call Options Strike @ EUR 156.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	40	30	0	(12)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	154	115	139	(74)
Hang Seng China Enterprises Index July Futures	Long	07/2015	39	(124)	68	(99)
Nikkei Index 400 September Futures	Long	09/2015	260	(53)	17	(91)
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	47	13	22	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	47	6	25	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	274	(303)	0	(9)

Total Futures Contracts				$(1,079)	$309	$(285)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$41,729	$2,658	$(272)	$211	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	12,300	$758	$503	$33	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$12,300	(17)	(18)	1	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		91,400	(697)	(276)	23	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		35,500	12	(142)	11	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		75,300	615	(89)	15	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		12,200	627	(74)	28	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	4,100	204	1	1	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		2,900	198	603	0	(77)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025	GBP	12,100	368	914	0	(215)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	2,858,900	(992)	(1,029)	0	(36)
Pay	28-Day MXN-TIIE	5.610	07/07/2021	MXN	25,800	(4)	(23)	11	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		290,800	(31)	(125)	126	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		10,700	3	(25)	5	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		29,500	3	(68)	13	0

						$1,047	$152	$267	$(328)

Total Swap Agreements						$3,705	$(120)	$478	$(328)

(4)	Unsettled variation margin asset of $160 for closed futures and unsettled variation margin asset of $36 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $2,484 have been pledged as collateral as of June 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $4,038 and cash of $9,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	425,100		$3,408	$0	$(66)
	07/2015	MXN	6,206		395	0	0
BPS	07/2015	BRL	60,089		19,367	41	0
	07/2015	JPY	1,528,003		12,366	0	(119)
	07/2015		$19,359	BRL	60,089	0	(32)
	07/2015		5,236	MXN	81,197	0	(72)
	08/2015	BRL	60,089		$19,143	38	0
BRC	07/2015	ZAR	7,063		577	0	0
CBK	07/2015	MXN	6,804		441	8	0
	07/2015		$149	MXN	2,295	0	(3)
	09/2015	HKD	1,331		$172	0	0
	09/2015		$3,314	MXN	52,395	0	(2)
FBF	07/2015	BRL	27,764		$9,893	963	0
	07/2015		$9,012	BRL	27,764	0	(82)
	07/2015		187	MXN	2,863	0	(4)
GLM	07/2015	AUD	7,657		$5,919	12	0
	07/2015	BRL	60,925		21,171	1,582	(7)
	07/2015		$18,961	BRL	60,925	635	0
	07/2015		14,866	JPY	1,839,603	165	0
	08/2015	EUR	5,079		$5,687	22	0
	08/2015	JPY	1,839,603		14,872	0	(166)
	08/2015		$11,047	EUR	9,851	0	(60)
	08/2015		4,480	JPY	554,900	56	0
JPM	07/2015	BRL	68,821		$25,320	3,185	0
	07/2015	EUR	5,794		6,399	3	(63)
	07/2015		$22,182	BRL	68,821	0	(46)
	07/2015		919	JPY	113,500	9	0
	08/2015		3,840	INR	249,502	53	0
SCX	07/2015	MXN	75,365		$4,835	41	0
	07/2015		$60,362	EUR	53,868	0	(307)
	08/2015	EUR	53,868		$60,388	307	0
	09/2015	HKD	30,805		3,973	0	(1)
	09/2015		$4,806	MXN	75,365	0	(41)
UAG	07/2015	EUR	48,074		$52,436	0	(1,159)
	07/2015	GBP	868		1,321	0	(43)
	07/2015		$5,900	AUD	7,657	8	0
	07/2015		130	MXN	2,020	0	(2)
	08/2015	AUD	7,657		$5,889	0	(8)

Total Forward Foreign Currency Contracts						$7,128	$(2,283)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,900	$151	$13
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045	01/06/2016	35,850	84	66

							$235	$79

Options on Indices

Counterparty	Description	Strike Value	Expiration Date		Notional Amount	Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	397	$1,381	$1,635

Total Purchased Options						$1,616	$1,714

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	2,300	$(5)	$(7)
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$5,800	(7)	(3)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	08/19/2015		4,500	(7)	(8)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015	EUR	2,400	(5)	(8)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		4,200	(9)	(15)
CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$3,200	(3)	(2)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015	EUR	2,400	(6)	(6)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		2,100	(4)	(7)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		1,300	(2)	(2)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		2,400	(4)	(8)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		3,500	(9)	(9)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		1,700	(3)	(6)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		3,500	(9)	(9)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		6,100	(14)	(21)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		3,600	(8)	(13)

							$(95)	$(124)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	07/15/2015		$5,500	$(43)	$(40)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		8,000	(150)	(8)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	09/08/2015	EUR	15,000	(34)	(66)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350	09/08/2015		15,000	(35)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910	08/17/2015		$63,800	(230)	(272)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910	08/17/2015		63,800	(230)	(28)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016		7,750	(87)	(17)

								$(809)	$(432)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC General Motors Co.	$ 33.000	09/18/2015	$21	$(22)	$(30)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	397	$(1,381)	$(906)

Total Written Options						$(2,307)	$(1,492)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Arrow Electronics, Inc.	(1.000)%	12/20/2018	0.471%	$3,400	$10	$(72)	$0	$(62)
	Avnet, Inc.	(1.000)	12/20/2018	0.498	2,500	12	(56)	0	(44)
GST	CA, Inc.	(1.000)	12/20/2018	0.555	6,000	(53)	(40)	0	(93)
	ConocoPhillips	(1.000)	06/20/2019	0.376	4,100	(164)	63	0	(101)
JPM	Avnet, Inc.	(1.000)	12/20/2018	0.498	4,050	22	(93)	0	(71)
	Staples, Inc.	(1.000)	03/20/2020	1.373	3,575	124	(65)	59	0
	Xerox Corp.	(1.000)	12/20/2018	0.616	5,200	104	(173)	0	(69)

						$55	$(436)	$59	$(440)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	06/20/2020	2.528%	$2,600	$(171)	$(9)	$0	$(180)
	Italy Government International Bond	1.000	06/20/2020	1.270	2,400	(4)	(26)	0	(30)
	Sprint Communications, Inc.	5.000	12/20/2019	4.001	700	36	(7)	29	0
	Sprint Communications, Inc.	5.000	06/20/2020	4.381	200	10	(4)	6	0
BPS	Chesapeake Energy Corp.	5.000	03/20/2020	5.179	500	16	(19)	0	(3)
	Sprint Communications, Inc.	5.000	06/20/2020	4.381	850	33	(9)	24	0
BRC	Mexico Government International Bond	1.000	09/20/2020	1.309	5,450	(78)	(4)	0	(82)
CBK	Mexico Government International Bond	1.000	03/20/2020	1.224	1,500	(17)	2	0	(15)
	MGM Resorts International	5.000	12/20/2019	2.800	5,900	527	11	538	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.001	4,300	209	(33)	176	0
	Sprint Communications, Inc.	5.000	06/20/2020	4.381	800	36	(14)	22	0
FBF	American Airlines Group, Inc.	5.000	12/20/2015	2.241	375	8	(3)	5	0
	American Airlines Group, Inc.	5.000	12/20/2016	2.483	250	5	4	9	0
	Sprint Communications, Inc.	5.000	06/20/2020	4.381	2,700	125	(50)	75	0
GST	Chesapeake Energy Corp.	5.000	03/20/2020	5.179	4,700	241	(268)	0	(27)
	Chesapeake Energy Corp.	5.000	06/20/2020	5.331	3,350	147	(188)	0	(41)
	D.R. Horton, Inc.	1.000	12/20/2020	1.610	1,600	(166)	117	0	(49)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087	1,300	(147)	(12)	0	(159)
	PHH Corp.	5.000	06/20/2020	3.419	1,075	51	26	77	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.001	500	23	(3)	20	0
HUS	Mexico Government International Bond	1.000	03/20/2020	1.224	2,000	(22)	2	0	(20)
	Mexico Government International Bond	1.000	09/20/2020	1.309	8,550	(121)	(7)	0	(128)
JPM	Brazil Government International Bond	1.000	06/20/2020	2.528	7,200	(476)	(24)	0	(500)
	Chesapeake Energy Corp.	5.000	03/20/2020	5.179	2,475	95	(109)	0	(14)
	Chesapeake Energy Corp.	5.000	06/20/2020	5.331	850	33	(44)	0	(11)
	Italy Government International Bond	1.000	06/20/2020	1.270	3,000	(4)	(33)	0	(37)
MYC	Chesapeake Energy Corp.	5.000	03/20/2020	5.179	900	49	(54)	0	(5)
	Chesapeake Energy Corp.	5.000	06/20/2020	5.331	3,475	157	(200)	0	(43)

						$595	$(958)	$981	$(1,344)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	$4,600	$586	$8	$594	$0
CBK	CDX.HY-21 5-Year Index 25-35%	5.000	12/20/2018	5,800	808	(59)	749	0

					$1,394	$(51)	$1,343	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019	EUR	2,700	$(7)	$4	$0	$(3)
JPM	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	1,700	30	74	104	0

							$23	$78	$104	$(3)

Total Swap Agreements							$2,067	$(1,367)	$2,487	$(1,787)

(m)	Securities with an aggregate market value of $2,046 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$29,713	$24,464	$54,177
Corporate Bonds & Notes
Banking & Finance	0	71,497	53,739	125,236
Industrials	0	111,245	0	111,245
Utilities	0	24,208	0	24,208
Municipal Bonds & Notes
New York	0	568	0	568
Ohio	0	509	0	509
U.S. Treasury Obligations	0	22,520	0	22,520
Mortgage-Backed Securities	0	93,052	0	93,052
Asset-Backed Securities	0	112,526	9,543	122,069
Sovereign Issues	0	36,630	0	36,630
Common Stocks
Consumer Discretionary	8,146	0	0	8,146
Financials	1,267	364	88	1,719
Health Care	681	0	0	681
Industrials	779	0	0	779
Information Technology	3,230	0	0	3,230
Materials	1,150	0	0	1,150
Real Estate Investment Trusts
Financials	303	0	0	303
Short-Term Instruments
Repurchase Agreements	0	10,700	0	10,700
U.S. Treasury Bills	0	2,606	0	2,606
	$15,556	$516,138	$87,834	$619,528

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$195,087	$0	$0	$195,087

Total Investments	$210,643	$516,138	$87,834	$814,615

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	309	2,151	0	2,460
Over the counter	0	11,329	0	11,329

	$309	$13,480	$0	$13,789

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(285)	(1,282)	0	(1,567)
Over the counter	0	(5,562)	0	(5,562)

	$(285)	$(6,844)	$0	$(7,129)

Totals	$210,667	$522,774	$87,834	$821,275

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$28,305	$2,178	$(6,763)	$(2)	$(2)	$748	$0	$0	$24,464	$749
Corporate Bonds & Notes
Banking & Finance	53,600	583	(93)	16	2	(369)	0	0	53,739	(372)
Asset-Backed Securities	9,550	0	0	12	0	(19)	0	0	9,543	(19)
Common Stocks
Financials	0	129	0	0	0	(41)	0	0	88	(41)

Totals	$91,455	$2,890	$(6,856)	$26	$0	$319	$0	$0	$87,834	$317

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$11,192	Proxy Pricing	Base Price	99.95 - 102.13
	13,272	Third Party Vendor	Broker Quote	85.50 - 100.75
Corporate Bonds & Notes
Banking & Finance	53,739	Proxy Pricing	Base Price	100.00 - 103.38
Asset-Backed Securities	9,543	Proxy Pricing	Base Price	100.47
Common Stocks
Financials	88	Other Valuation Techniques (2)	—	—

Total	$87,834

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2%
BANK LOAN OBLIGATIONS 5.9%
Albertson’s Holdings LLC
4.500% - 5.500% due 08/25/2021		$998	$1,004
5.000% due 08/25/2019		2,568	2,579
5.375% due 03/21/2019		4,845	4,871
Amaya Holdings BV
5.000% due 08/01/2021		19,056	19,052
8.000% due 08/01/2022		2,850	2,883
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		2,942	2,950
Community Health Systems, Inc.
3.750% due 12/31/2019		1,391	1,393
4.000% due 01/27/2021		2,559	2,566
Dell International LLC
4.000% due 04/29/2020		5,586	5,591
Endo Luxembourg Finance Co. SARL
3.750% due 06/11/2022		2,700	2,710
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		30,022	30,097
Flying Fortress, Inc.
3.500% due 04/30/2020		100	100
Gardner Denver, Inc.
4.250% due 07/30/2020		7,057	6,906
Gates Global, Inc.
4.250% due 07/03/2021		2,779	2,741
H.J. Heinz Co.
3.250% due 06/05/2020		14,740	14,761
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		31	31
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,671	7,627
Las Vegas Sands LLC
3.250% due 12/18/2020		898	895
Numericable U.S. LLC
4.500% due 05/21/2020		3,483	3,496
OGX
TBD% - 13.000% due 04/10/2049		1,281	1,436
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		1,017	1,018
Realogy Corp.
3.750% due 03/05/2020		3,422	3,419
Rise Ltd.
4.750% due 01/31/2021 (f)		6,420	6,457
Seadrill Partners Finco LLC
4.000% due 02/21/2021		2,567	1,950
Station Casinos LLC
4.250% due 03/02/2020		11,883	11,891
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		7,901	7,936
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		4,788	4,791

Total Bank Loan Obligations (Cost $150,508)			151,151

CORPORATE BONDS & NOTES 56.8%
BANKING & FINANCE 25.5%
Ally Financial, Inc.
4.125% due 03/30/2020		4,550	4,553
American International Group, Inc.
6.250% due 05/01/2036		7,600	8,993
8.175% due 05/15/2068		500	663
Banco do Brasil S.A.
3.875% due 10/10/2022		1,900	1,729
6.000% due 01/22/2020		5,300	5,684
9.000% due 06/18/2024 (e)		2,800	2,540
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	8,100	10,064
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$2,860	2,861
Bank of America Corp.
6.100% due 03/17/2025 (e)		9,000	8,899
Banque PSA Finance S.A.
5.750% due 04/04/2021		11,874	12,783
Barclays Bank PLC
7.625% due 11/21/2022		28,900	32,966
7.750% due 04/10/2023		7,300	7,921
14.000% due 06/15/2019 (e)	GBP	5,400	11,082

Barclays PLC
8.000% due 12/15/2020 (e)	EUR	2,900	3,443
8.250% due 12/15/2018 (e)		$700	741
BBVA Banco Continental S.A.
5.000% due 08/26/2022		300	312
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,700	1,845
6.750% due 09/30/2022		500	552
7.250% due 04/22/2020		2,500	2,775
Blackstone CQP Holdco LP
9.296% due 03/18/2019		35,420	36,372
BPCE S.A.
4.500% due 03/15/2025		5,300	5,128
4.625% due 07/11/2024		1,700	1,663
12.500% due 09/30/2019 (e)	EUR	4,869	7,450
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		$460	431
CIT Group, Inc.
4.250% due 08/15/2017		27,300	27,778
5.250% due 03/15/2018		100	104
6.625% due 04/01/2018		500	536
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,025	10,246
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		$1,500	1,545
8.125% due 09/19/2033		2,600	2,870
8.375% due 10/13/2019 (e)		9,230	10,753
Credit Suisse AG
6.500% due 08/08/2023		11,500	12,605
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		6,600	6,892
Crown Castle International Corp.
5.250% due 01/15/2023		15,600	15,772
Denali Borrower LLC
5.625% due 10/15/2020		2,400	2,529
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,017
Doctors Co.
6.500% due 10/15/2023		10,425	11,344
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,383	16,263
General Motors Financial Co., Inc.
3.450% due 04/10/2022		6,000	5,875
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	10,140	7,376
4.375% due 01/24/2017 ^		12,900	9,384
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$1,332	87
HSBC Capital Funding LP
10.176% due 06/30/2030 (e)		1,350	2,062
HSBC Holdings PLC
5.250% due 09/16/2022 (e)	EUR	200	223
6.375% due 09/17/2024 (e)		$6,400	6,424
6.375% due 03/30/2025 (e)		1,800	1,814
6.500% due 09/15/2037		125	151
7.625% due 05/17/2032		2,300	2,928
ING Groep NV
6.500% due 04/16/2025 (e)		700	679
Intesa Sanpaolo SpA
6.500% due 02/24/2021		19,500	22,251
iStar Financial, Inc.
4.000% due 11/01/2017		4,700	4,635
5.000% due 07/01/2019		9,800	9,702
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		9,200	9,327
JPMorgan Chase & Co.
7.900% due 04/30/2018 (e)		15,500	16,414
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (f)		2,592	2,445
8.500% due 08/08/2019 (f)		864	815
LBG Capital PLC
15.000% due 12/21/2019	EUR	4,700	7,938
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$12,800	18,400
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	3,274
Navient Corp.
8.000% due 03/25/2020		$17,000	18,997
8.450% due 06/15/2018		5,375	5,987
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		6,900	6,503
Novo Banco S.A.
5.000% due 04/23/2019	EUR	2,150	2,445
5.000% due 05/14/2019		5,700	6,458

5.000% due 05/21/2019		2,500	2,849
5.875% due 11/09/2015		1,900	2,124
7.000% due 03/04/2016		500	558
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	689
4.950% due 04/01/2024		1,900	1,944
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		5,400	5,643
7.250% due 12/15/2021		5,000	5,188
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		1,920	1,835
Rabobank Group
8.400% due 06/29/2017 (e)		17,600	19,059
11.000% due 06/30/2019 (e)		22,988	29,223
Rio Oil Finance Trust
6.250% due 07/06/2024 (g)		17,600	17,336
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		1,850	2,313
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		7,400	7,141
6.299% due 05/15/2017		3,020	3,063
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		16,050	15,448
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,521
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	200	240
Synchrony Financial
2.700% due 02/03/2020		$600	593
UBS AG
4.750% due 05/22/2023		900	909
7.250% due 02/22/2022		5,200	5,484
7.625% due 08/17/2022		23,500	27,551
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,738
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	11,070	18,176
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		$5,600	6,062
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,860

			652,845

INDUSTRIALS 20.2%
ADT Corp.
4.875% due 07/15/2042		6,460	4,974
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	7,760
ALROSA Finance S.A.
7.750% due 11/03/2020		13,400	14,138
Altice Financing S.A.
6.625% due 02/15/2023		1,000	995
Altice S.A.
7.250% due 05/15/2022	EUR	1,300	1,467
7.750% due 05/15/2022		$900	873
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	6,110
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		2,670	2,713
California Resources Corp.
5.000% due 01/15/2020		6,600	5,841
5.500% due 09/15/2021		6,200	5,402
6.000% due 11/15/2024		4,100	3,541
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	2,600	2,919
6.500% due 12/10/2019		$9,800	10,312
Columbus International, Inc.
7.375% due 03/30/2021		700	755
CONSOL Energy, Inc.
5.875% due 04/15/2022		3,500	2,989
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		901	942
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	81
9.250% due 06/30/2020 ^		14,300	430
CSC Holdings LLC
8.625% due 02/15/2019		5,300	6,055
CSN Islands Corp.
6.875% due 09/21/2019 (g)		2,030	1,816
CVS Pass-Through Trust
5.773% due 01/10/2033		355	399
6.943% due 01/10/2030		9,756	11,597
7.507% due 01/10/2032		9,845	12,410
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		37	43
7.750% due 06/17/2021		466	532

Denbury Resources, Inc.
4.625% due 07/15/2023		1,550	1,306
DISH DBS Corp.
5.125% due 05/01/2020		1,600	1,622
5.875% due 11/15/2024		1,700	1,637
7.875% due 09/01/2019		6,900	7,676
Dynegy, Inc.
6.750% due 11/01/2019		2,200	2,300
7.375% due 11/01/2022		1,700	1,789
7.625% due 11/01/2024		700	746
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,100	1,071
Endo Finance LLC
5.375% due 01/15/2023		2,200	2,178
6.000% due 02/01/2025		3,950	4,034
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,200	1,293
8.375% due 08/01/2066		7,175	7,534
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	1,600	1,990
Family Tree Escrow LLC
5.250% due 03/01/2020		$500	526
5.750% due 03/01/2023		1,150	1,208
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		7,350	7,332
Financiere Quick S.A.S.
4.761% due 04/15/2019	EUR	9,700	9,516
Flextronics International Ltd.
5.000% due 02/15/2023		$3,700	3,816
GTL Trade Finance, Inc.
5.893% due 04/29/2024		8,700	8,530
HCA, Inc.
4.750% due 05/01/2023		10,300	10,455
7.500% due 02/15/2022		5,700	6,555
HD Supply, Inc.
7.500% due 07/15/2020		1,600	1,700
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	119
5.014% due 12/27/2017		900	537
Iceland Bondco PLC
6.250% due 07/15/2021 (g)	GBP	2,400	3,332
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$3,500	3,968
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		1,700	1,677
Kinder Morgan, Inc.
3.050% due 12/01/2019		200	200
4.300% due 06/01/2025		300	291
7.750% due 01/15/2032		1,600	1,838
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		4,800	4,758
4.500% due 08/15/2025		12,000	12,060
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		1,200	1,226
MCE Finance Ltd.
5.000% due 02/15/2021		13,900	13,275
Medtronic, Inc.
3.500% due 03/15/2025		2,700	2,694
4.375% due 03/15/2035		1,000	991
Mongolian Mining Corp.
8.875% due 03/29/2017		300	209
New Albertson’s, Inc.
6.570% due 02/23/2028		800	676
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		12,300	12,469
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		673	710
Numericable SFR S.A.S.
4.875% due 05/15/2019		900	893
5.375% due 05/15/2022	EUR	400	454
5.625% due 05/15/2024		400	451
6.000% due 05/15/2022		$2,800	2,767
6.250% due 05/15/2024		14,600	14,399
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	62
8.500% due 06/01/2018 ^		20,900	105
ONEOK Partners LP
5.000% due 09/15/2023		8,250	8,355
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,600
4.875% due 05/03/2022		370	374
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		15,345	5,332
5.500% due 04/12/2037		47,385	16,490

Platform Specialty Products Corp.
6.500% due 02/01/2022		1,900	1,971
Regency Energy Partners LP
4.500% due 11/01/2023		9,300	9,021
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,200	7,628
Reynolds American, Inc.
4.000% due 06/12/2022		700	715
4.450% due 06/12/2025		900	917
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		18,600	19,112
6.875% due 02/15/2021		1,500	1,571
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		8,600	8,815
5.625% due 04/15/2023		100	100
5.750% due 05/15/2024		21,050	21,076
SCF Capital Ltd.
5.375% due 10/27/2017		1,000	975
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	4,500	4,924
Sibur Securities Ltd.
3.914% due 01/31/2018		$2,808	2,677
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	327
T-Mobile USA, Inc.
6.250% due 04/01/2021		$8,000	8,220
6.375% due 03/01/2025		5,000	5,144
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	1,500	1,836
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,200	5,168
5.000% due 03/01/2019		1,400	1,405
6.000% due 10/01/2020		4,500	4,809
Tesoro Logistics LP
6.125% due 10/15/2021		14,050	14,717
Tullow Oil PLC
6.000% due 11/01/2020		14,160	12,903
6.250% due 04/15/2022		6,200	5,518
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,230	5,096
UPC Holding BV
6.375% due 09/15/2022		800	961
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	208
9.500% due 01/21/2020 ^		1,300	150
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		15,700	16,250
Whiting Petroleum Corp.
5.000% due 03/15/2019		6,300	6,221
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,679
7.375% due 04/23/2021		$14,800	15,004
Zhaikmunai LLP
7.125% due 11/13/2019 (g)		20,000	19,125

			516,463

UTILITIES 11.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		4,650	4,929
AES Corp.
8.000% due 06/01/2020		6,000	6,960
Beaver Valley Funding Corp.
9.000% due 06/01/2017		12	13
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		2,027	2,054
CenturyLink, Inc.
5.625% due 04/01/2020		6,600	6,749
FirstEnergy Corp.
7.375% due 11/15/2031		11,840	14,428
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	110
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,224
4.950% due 02/06/2028		300	259
8.146% due 04/11/2018		10,100	10,820
Genesis Energy LP
5.625% due 06/15/2024		6,400	6,240
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	108
Majapahit Holding BV
7.750% due 01/20/2020		6,310	7,312
8.000% due 08/07/2019		6,900	7,970
Midwest Generation LLC
8.560% due 01/02/2016		39	39

Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		14,325	12,483
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		11,815	9,156
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		422	473
Petrobras Global Finance BV
2.415% due 01/15/2019		400	371
3.000% due 01/15/2019		500	464
4.375% due 05/20/2023		1,200	1,049
4.875% due 03/17/2020		8,100	7,722
5.375% due 01/27/2021		27,300	26,339
6.250% due 03/17/2024 (g)		36,100	34,944
6.850% due 06/05/2115		3,300	2,736
6.875% due 01/20/2040		150	134
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	3,800	4,989
5.500% due 06/27/2044		$9,100	8,417
6.625% due 06/15/2035		15,200	16,302
6.625% due 06/15/2038		6,600	6,996
Qwest Corp.
7.250% due 09/15/2025		3,250	3,712
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		802	868
5.838% due 09/30/2027		1,370	1,565
6.332% due 09/30/2027		500	586
Rosneft Finance S.A.
7.250% due 02/02/2020		2,500	2,553
7.500% due 07/18/2016		12,950	13,514
Sprint Capital Corp.
6.900% due 05/01/2019		1,700	1,738
8.750% due 03/15/2032		300	293
Sprint Communications, Inc.
8.375% due 08/15/2017		21,000	22,785
Sprint Corp.
7.125% due 06/15/2024		2,300	2,139
7.875% due 09/15/2023		3,200	3,128
SSE PLC
5.625% due 10/01/2017 (e)		3,500	3,635
VimpelCom Holdings BV
5.950% due 02/13/2023		15,600	13,842
7.504% due 03/01/2022		1,100	1,081
Yellowstone Energy LP
5.750% due 12/31/2026		3,697	3,773

			283,002

Total Corporate Bonds & Notes (Cost $1,525,340)			1,452,310

MUNICIPAL BONDS & NOTES 2.7%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,900	1,574
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027		985	918
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037		1,050	873

			3,365

NEW JERSEY 0.8%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.625% due 06/01/2026		1,000	945
5.000% due 06/01/2029		200	167
5.000% due 06/01/2041		24,860	18,363

			19,475

OHIO 0.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		17,800	13,805
6.000% due 06/01/2042		8,425	6,665
6.500% due 06/01/2047		500	424

			20,894

TEXAS 1.0%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017		21,350	21,362

8.250% due 07/01/2024	3,500	3,522

		24,884

Total Municipal Bonds & Notes (Cost $69,677)		68,618

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.635% due 10/18/2030	4	4
0.687% due 03/25/2017	4	4
3.500% due 08/01/2045	95,400	97,880
4.463% due 09/25/2040 (a)	1,200	167
5.000% due 11/01/2035	120	133
5.613% due 09/25/2037 (a)	2,494	391
6.500% due 06/25/2028	86	96
6.850% due 12/18/2027	56	66
Freddie Mac
0.686% due 09/15/2030	14	14
1.346% due 10/25/2044 - 02/25/2045	129	131
1.546% due 07/25/2044	193	195
2.487% due 05/01/2023	7	7
5.500% due 09/15/2017	18	19
6.500% due 07/25/2043	9	10
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	73	77
1.750% due 03/20/2026	15	15
6.112% due 09/16/2042	1,680	1,762
9.250% due 12/20/2019 - 06/20/2021	3	3
New Valley Generation
7.299% due 03/15/2019	355	399
Small Business Administration
4.340% due 03/01/2024	71	75
5.080% due 11/01/2022	154	166
5.130% due 09/01/2023	10	11
6.900% due 12/01/2020	86	92
7.150% due 03/01/2017	28	29
7.190% due 12/01/2019	47	51
7.300% due 05/01/2017	10	10
Vendee Mortgage Trust
6.000% due 12/15/2030	854	904

Total U.S. Government Agencies (Cost $103,277)		102,711

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
2.500% due 02/15/2045	4,600	4,030
2.750% due 08/15/2042 (i)(k)	1,800	1,669
3.000% due 05/15/2042 (k)	4,000	3,901
3.125% due 02/15/2042 (i)(k)	8,400	8,409
3.125% due 02/15/2043 (i)	2,100	2,093
4.250% due 05/15/2039	8,300	9,979
4.375% due 11/15/2039 (i)(k)	4,250	5,206
4.375% due 05/15/2040	10,150	12,450
4.625% due 02/15/2040 (i)(k)	4,700	5,970
6.125% due 11/15/2027 (k)	5,350	7,408
6.250% due 05/15/2030	7,950	11,452
U.S. Treasury Notes
2.000% due 02/15/2025	1,900	1,844

Total U.S. Treasury Obligations (Cost $81,623)		74,411

MORTGAGE-BACKED SECURITIES 10.8%
Adjustable Rate Mortgage Trust
2.406% due 01/25/2035	2,155	2,220
2.828% due 11/25/2035	755	764
4.858% due 01/25/2036 ^	575	514
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^	427	315
0.397% due 10/25/2046	1,051	735
American Home Mortgage Investment Trust
2.173% due 12/25/2035	1,195	845
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	1,894	2,002
5.936% due 02/10/2051	6,997	7,512
Banc of America Funding Trust
0.687% due 06/26/2035	3,058	2,856
0.687% due 07/26/2036	168	167
2.621% due 03/20/2036	166	153
2.691% due 09/20/2035 ^	223	193
5.500% due 01/25/2036	531	566
6.000% due 07/25/2037 ^	691	556
6.000% due 08/25/2037 ^	494	436
Banc of America Mortgage Trust
2.314% due 11/25/2034	79	75
2.639% due 02/25/2036 ^	54	48
3.020% due 11/20/2046 ^	3,905	3,255

5.500% due 12/25/2020	147	151
5.500% due 11/25/2035 ^	182	175
6.000% due 10/25/2036 ^	427	365
BCAP LLC Trust
0.311% due 06/26/2037	126	123
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033	5	5
2.565% due 01/25/2035	43	41
2.567% due 08/25/2035	2,348	2,057
2.595% due 02/25/2033	10	10
2.680% due 03/25/2035	12,841	12,984
2.716% due 01/25/2034	18	18
2.724% due 01/25/2034	5	5
2.738% due 01/25/2035	914	895
2.993% due 02/25/2036 ^	1,365	1,146
Bear Stearns ALT-A Trust
0.527% due 08/25/2036 ^	1,763	1,389
2.550% due 08/25/2036 ^	485	306
2.584% due 05/25/2035	351	345
2.595% due 11/25/2036	5,041	3,685
2.635% due 09/25/2035	1,431	1,229
2.646% due 03/25/2036 ^	501	388
2.720% due 11/25/2036	342	265
4.184% due 11/25/2036 ^	319	245
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,429	1,440
5.500% due 07/25/2037 ^	2,731	2,336
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035	799	792
2.570% due 10/25/2035 ^	427	423
2.614% due 05/25/2035	1,084	1,059
2.623% due 03/25/2034	51	51
2.633% due 08/25/2035 ^	199	146
2.660% due 05/25/2035	146	145
2.757% due 09/25/2037 ^	1,162	1,050
2.979% due 09/25/2037 ^	759	636
5.358% due 04/25/2037 ^	801	708
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,874	1,654
Countrywide Alternative Loan Trust
0.307% due 06/25/2036	8,187	7,225
0.367% due 04/25/2046	18,960	16,571
0.382% due 12/20/2046	2,663	2,044
0.397% due 07/20/2046 ^	1,057	792
0.417% due 08/25/2046 ^	8	7
0.467% due 09/20/2046	465	164
0.517% due 11/20/2035	395	321
1.158% due 12/25/2035	341	284
2.612% due 02/25/2037 ^	2,287	2,044
4.966% due 10/25/2035 ^	149	126
5.500% due 11/25/2035 ^	1,922	1,798
5.500% due 12/25/2035 ^	1,323	1,224
5.500% due 01/25/2036	553	495
5.750% due 02/25/2035	1,160	1,142
5.750% due 03/25/2037 ^	283	254
6.000% due 02/25/2037 ^	5,076	4,042
6.250% due 11/25/2036 ^	2,141	2,031
6.250% due 12/25/2036 ^	992	823
6.250% due 08/25/2037 ^	6,849	5,895
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 05/25/2035	163	139
0.487% due 04/25/2046 ^	124	72
2.349% due 04/20/2035	284	285
2.387% due 07/20/2034	363	363
2.458% due 10/19/2032	5	4
2.536% due 02/25/2034	576	568
5.000% due 04/25/2035	178	180
5.500% due 01/25/2035	622	635
5.500% due 09/25/2035 ^	867	853
5.500% due 12/25/2035 ^	884	832
6.000% due 05/25/2036 ^	443	409
6.000% due 01/25/2037 ^	9,284	8,824
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035	233	206
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040	407	426
6.147% due 09/15/2039	11,129	11,839
Credit Suisse First Boston Mortgage Securities Corp.
2.217% due 06/25/2033	360	354
6.000% due 01/25/2036 ^	1,804	1,333
Credit Suisse Mortgage Capital Certificates
2.569% due 09/26/2047	1,415	1,396
2.720% due 02/26/2036	1,426	1,377
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	536	322

Deutsche ALT-A Securities, Inc.
0.367% due 06/25/2037 ^		2,231	1,869
4.939% due 10/25/2035		164	139
5.500% due 12/25/2035 ^		390	344
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		342	263
Deutsche Mortgage & Asset Receiving Corp.
1.272% due 07/27/2045		762	756
EMF-NL Prime BV
0.804% due 04/17/2041	EUR	1,733	1,768
First Horizon Asset Securities, Inc.
4.858% due 02/25/2036		$479	458
First Horizon Mortgage Pass-Through Trust
2.583% due 02/25/2035		633	637
5.750% due 02/25/2036 ^		287	263
5.750% due 05/25/2037 ^		1,861	1,602
General Electric Capital Assurance Co.
5.254% due 05/12/2035		5	5
GMAC Mortgage Corp. Loan Trust
2.829% due 11/19/2035		301	285
3.031% due 04/19/2036 ^		141	127
GreenPoint Mortgage Funding Trust
0.457% due 11/25/2045		71	61
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033		538	532
GSR Mortgage Loan Trust
2.291% due 06/25/2034		170	166
2.447% due 11/25/2035 ^		187	157
2.630% due 05/25/2035		745	695
2.670% due 05/25/2034		676	666
2.701% due 01/25/2036 ^		260	242
2.703% due 09/25/2035		132	133
2.719% due 11/25/2035		2,002	1,962
6.000% due 02/25/2036 ^		3,852	3,152
6.000% due 03/25/2037 ^		703	675
6.000% due 05/25/2037 ^		275	259
HarborView Mortgage Loan Trust
0.378% due 09/19/2037		964	764
0.378% due 01/19/2038		1,191	1,014
4.453% due 06/19/2036 ^		290	204
HomeBanc Mortgage Trust
0.447% due 01/25/2036		818	711
4.957% due 04/25/2037 ^		236	193
IndyMac Mortgage Loan Trust
0.427% due 07/25/2035		96	84
0.457% due 06/25/2037 ^		301	200
2.504% due 07/25/2037		191	131
2.777% due 08/25/2036		132	94
2.939% due 06/25/2036		667	534
JPMorgan Alternative Loan Trust
0.295% due 09/25/2036 ^		1,261	1,132
0.327% due 03/25/2037		1,424	1,061
JPMorgan Mortgage Trust
2.186% due 07/27/2037		2,452	2,133
2.531% due 08/25/2035 ^		1,071	1,019
2.550% due 07/25/2035		148	147
2.614% due 04/25/2035		2,201	2,221
2.927% due 07/25/2035		198	196
5.061% due 06/25/2037 ^		3,959	3,633
5.192% due 04/25/2036 ^		172	161
5.750% due 01/25/2036 ^		558	499
JPMorgan Resecuritization Trust
0.679% due 06/26/2036		529	526
0.680% due 03/26/2037		1,008	989
LB Mortgage Trust
8.581% due 01/20/2017		9	9
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,765
5.424% due 02/15/2040		707	743
5.866% due 09/15/2045		523	567
Lehman XS Trust
0.347% due 03/25/2047 ^		1,132	921
0.367% due 07/25/2037 ^		949	711
MASTR Adjustable Rate Mortgages Trust
0.427% due 05/25/2037		203	136
0.527% due 05/25/2047 ^		406	188
0.898% due 01/25/2047 ^		1,268	898
2.466% due 08/25/2034		57	57
2.830% due 11/25/2033		45	44
MASTR Alternative Loan Trust
0.587% due 03/25/2036		637	157
Merrill Lynch Alternative Note Asset Trust
2.865% due 06/25/2037 ^		304	217
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036		2,836	2,614
1.673% due 10/25/2035		1,156	1,125

2.678% due 05/25/2034	479	474
2.696% due 11/25/2035	287	286
5.238% due 12/25/2035	2,140	1,972
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	800
6.076% due 08/12/2049	300	322
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,200	1,270
5.861% due 04/12/2049	197	197
6.104% due 06/11/2049	3,221	3,442
Morgan Stanley Mortgage Loan Trust
2.128% due 06/25/2036	74	71
2.466% due 07/25/2035	4,637	4,005
2.854% due 11/25/2037	1,832	1,482
6.000% due 10/25/2037 ^	7,598	6,414
Nomura Asset Acceptance Corp Alternative Loan Trust
5.820% due 03/25/2047	253	257
Prime Mortgage Trust
0.687% due 02/25/2035	771	736
RBSGC Structured Trust
5.500% due 11/25/2035	6,663	5,878
RBSSP Resecuritization Trust
0.685% due 09/26/2034	691	649
0.685% due 03/26/2036	553	544
0.687% due 04/26/2037	624	589
Residential Accredit Loans, Inc. Trust
0.287% due 05/25/2037	734	575
0.377% due 07/25/2036	352	284
0.387% due 12/25/2046 ^	466	317
0.417% due 05/25/2037 ^	181	49
3.087% due 03/25/2035 ^	735	642
3.184% due 02/25/2035 ^	215	174
3.516% due 02/25/2036 ^	215	161
6.000% due 06/25/2036 ^	233	196
6.000% due 05/25/2037 ^	185	157
6.500% due 07/25/2036	833	706
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^	1,362	706
6.000% due 02/25/2036	589	463
6.250% due 09/25/2037 ^	2,551	1,806
Residential Funding Mortgage Securities, Inc. Trust
2.995% due 09/25/2035 ^	389	312
3.204% due 02/25/2036 ^	1,099	1,022
6.000% due 10/25/2036 ^	1,060	964
Salomon Brothers Mortgage Securities, Inc.
0.687% due 05/25/2032	20	19
Structured Adjustable Rate Mortgage Loan Trust
0.387% due 04/25/2047	1,298	955
2.479% due 09/25/2035	5,610	5,016
2.542% due 01/25/2035	485	469
2.588% due 09/25/2036 ^	2,474	1,583
2.629% due 01/25/2036 ^	9	9
4.945% due 03/25/2036 ^	173	146
5.104% due 05/25/2036 ^	5,772	5,353
Structured Asset Mortgage Investments Trust
0.407% due 05/25/2036	2,122	1,548
0.447% due 05/25/2046 ^	100	36
0.848% due 09/19/2032	49	48
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.321% due 07/25/2032	2	2
2.350% due 06/25/2033	411	404
6.000% due 11/25/2034	608	621
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034	369	371
Wachovia Mortgage Loan Trust LLC
2.630% due 08/20/2035 ^	1,510	1,380
5.199% due 10/20/2035	147	143
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045	1,662	1,568
0.457% due 12/25/2045	1,394	1,310
0.507% due 08/25/2045	1,300	1,229
0.858% due 02/25/2047 ^	1,031	832
0.908% due 06/25/2047 ^	272	108
0.956% due 12/25/2046	480	453
1.038% due 10/25/2046	1,867	1,527
1.158% due 02/25/2046	658	611
1.158% due 08/25/2046	4,207	3,545
1.358% due 11/25/2042	4	3
1.558% due 06/25/2042	7	7
1.558% due 08/25/2042	8	7
1.930% due 02/27/2034	56	55
2.187% due 07/25/2046	1,277	1,157
2.187% due 10/25/2046	336	311
2.246% due 09/25/2036 ^	718	652
2.379% due 02/25/2037 ^	794	700
2.409% due 09/25/2033	7,645	7,740

3.847% due 12/25/2036 ^		720	673
Washington Mutual Mortgage Pass-Through Certificates Trust
0.427% due 01/25/2047 ^		928	696
0.928% due 04/25/2047 ^		267	37
0.998% due 05/25/2047 ^		233	19
2.166% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^		285	248
2.506% due 09/25/2033		158	158
2.610% due 07/25/2036 ^		793	755
2.614% due 11/25/2037 ^		1,801	1,591
2.615% due 12/25/2034		255	252
2.621% due 03/25/2036		2,154	2,140
2.632% due 04/25/2035		209	213
2.649% due 04/25/2035		924	939
2.652% due 06/25/2035		830	838
2.681% due 10/25/2035		830	832
2.713% due 04/25/2036 ^		138	131
2.721% due 07/25/2036 ^		293	285
2.732% due 05/25/2036 ^		590	565
5.500% due 03/25/2036		3,107	3,234
5.750% due 05/25/2036 ^		1,180	1,171
6.000% due 04/25/2037 ^		1,368	1,361

Total Mortgage-Backed Securities (Cost $258,265)			276,173

ASSET-BACKED SECURITIES 3.1%
ACE Securities Corp Home Equity Loan Trust
0.487% due 02/25/2036		700	624
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		6,451	6,900
Argent Securities Trust
0.457% due 05/25/2036		750	284
Asset-Backed Funding Certificates Trust
0.347% due 01/25/2037		1,041	650
0.407% due 01/25/2037		4,454	2,807
Avoca CLO PLC
0.348% due 09/15/2021	EUR	770	858
Bear Stearns Asset-Backed Securities Trust
0.297% due 02/25/2037		$592	561
0.507% due 08/25/2036		3,590	3,567
0.677% due 09/25/2035		1,000	884
0.987% due 10/27/2032		36	34
1.187% due 10/25/2037		350	331
1.387% due 10/25/2034		300	298
1.437% due 08/25/2037		1,779	1,634
Carrington Mortgage Loan Trust
0.647% due 06/25/2035		1,500	1,451
Citigroup Mortgage Loan Trust, Inc.
0.437% due 08/25/2036		3,000	1,996
Countrywide Asset-Backed Certificates
0.357% due 06/25/2047		1,562	1,480
0.367% due 07/25/2036		581	572
0.367% due 06/25/2047		1,904	1,738
0.435% due 04/25/2036		376	375
0.447% due 11/25/2037		4,227	2,658
0.572% due 11/25/2035		733	706
4.948% due 04/25/2036		1,590	1,450
5.034% due 07/25/2036		1,300	1,181
5.148% due 10/25/2046 ^		2,349	2,205
Countrywide Asset-Backed Certificates Trust
0.337% due 02/25/2037		1,779	1,711
0.345% due 09/25/2046		202	181
0.537% due 04/25/2036		656	647
5.197% due 08/25/2035		1,000	989
Fieldstone Mortgage Investment Trust
0.347% due 11/25/2036		1,612	962
First Franklin Mortgage Loan Trust
0.327% due 09/25/2036		228	216
0.427% due 10/25/2036		1,957	1,454
1.460% due 07/25/2034		910	790
First NLC Trust
0.327% due 08/25/2037		242	141
0.467% due 08/25/2037		161	96
GSAA Home Equity Trust
0.357% due 09/25/2036		1,848	1,014
0.485% due 03/25/2037		419	260
GSAA Trust
0.487% due 05/25/2047		458	341
GSAMP Trust
0.337% due 08/25/2036		1,358	1,051
Home Equity Asset Trust
0.467% due 08/25/2036		1,000	853
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.427% due 11/25/2036		2,000	1,187
0.627% due 03/25/2036		6,000	4,127

JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047		25	25
0.335% due 07/25/2036		1,748	956
Long Beach Mortgage Loan Trust
0.567% due 08/25/2045		880	821
MASTR Specialized Loan Trust
0.937% due 11/25/2035		200	151
Merrill Lynch Mortgage Investors Trust
0.257% due 04/25/2047		1,956	1,140
0.447% due 03/25/2037		2,500	1,600
0.497% due 12/25/2036		3,300	3,070
0.507% due 03/25/2037		1,000	646
Morgan Stanley ABS Capital, Inc. Trust
0.277% due 01/25/2037		829	489
0.287% due 09/25/2036		9	5
0.327% due 10/25/2036		2,953	1,759
0.407% due 10/25/2036		1,790	1,078
1.762% due 09/25/2034		2,023	1,847
Morgan Stanley Home Equity Loan Trust
0.537% due 04/25/2037		272	168
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037		378	207
5.726% due 10/25/2036 ^		335	206
Morgan Stanley Structured Trust
0.267% due 06/25/2037		71	71
New Century Home Equity Loan Trust
0.467% due 10/25/2035		251	251
0.517% due 02/25/2036		1,400	1,289
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.567% due 12/25/2035		2,000	1,762
Option One Mortgage Loan Trust
0.407% due 01/25/2037		644	401
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		966	542
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		696	671
0.347% due 06/25/2036		824	794
0.637% due 09/25/2035		1,428	1,403
1.282% due 03/25/2035		738	614
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^		235	87
0.477% due 11/25/2035		737	684
0.477% due 12/25/2035		1,216	1,072
SG Mortgage Securities Trust
0.397% due 10/25/2036		2,000	1,056
Soundview Home Loan Trust
0.447% due 02/25/2037		1,714	745
Specialty Underwriting & Residential Finance Trust
0.485% due 12/25/2036		1,431	1,121
Structured Asset Investment Loan Trust
0.337% due 09/25/2036		560	455
0.347% due 05/25/2036		917	764
Structured Asset Securities Corp. Mortgage Loan Trust
0.557% due 04/25/2036		100	87

Total Asset-Backed Securities (Cost $70,740)			79,301

SOVEREIGN ISSUES 10.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	500	603
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	3,022
5.500% due 07/12/2020		$400	419
6.369% due 06/16/2018		1,000	1,075
6.500% due 06/10/2019		1,000	1,084
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	66,300	19,236
10.000% due 01/01/2025		2,320	646
Colombia Government International Bond
8.125% due 05/21/2024		$6,400	8,234
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,754
7.000% due 04/04/2044		1,600	1,556
7.158% due 03/12/2045		900	882
9.995% due 08/01/2020		500	622
Dominican Republic International Bond
6.850% due 01/27/2045		3,000	3,075
7.450% due 04/30/2044		1,700	1,866
El Salvador Government International Bond
7.625% due 02/01/2041		4,100	4,095
7.650% due 06/15/2035		1,000	1,010
Indonesia Government International Bond
5.125% due 01/15/2045		20,230	19,345
5.875% due 03/13/2020		11,100	12,376
6.750% due 01/15/2044		2,800	3,255

Italy Buoni Poliennali Del Tesoro
5.000% due 03/01/2025	EUR	2,800	3,829
Kommunalbanken A/S
2.375% due 01/19/2016		$1,700	1,719
Mexico Government International Bond
4.750% due 06/14/2018	MXN	732,000	46,820
4.750% due 03/08/2044		$29,600	28,416
Morocco Government International Bond
4.250% due 12/11/2022		12,100	12,402
4.500% due 10/05/2020	EUR	2,200	2,710
Panama Government International Bond
6.700% due 01/26/2036		$8,600	10,664
8.875% due 09/30/2027		2,700	3,834
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,241
Poland Government International Bond
6.375% due 07/15/2019		250	289
Qatar Government International Bond
6.400% due 01/20/2040		2,900	3,757
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	405	201
3.000% due 02/24/2024		405	195
3.000% due 02/24/2025		405	191
3.000% due 02/24/2026		405	184
3.000% due 02/24/2027		405	182
3.000% due 02/24/2028		1,005	447
3.000% due 02/24/2029		505	223
3.000% due 02/24/2030		2,305	1,010
3.000% due 02/24/2031		505	220
3.000% due 02/24/2032		505	218
3.000% due 02/24/2033		2,005	850
3.000% due 02/24/2034		405	174
3.000% due 02/24/2035		305	129
3.000% due 02/24/2036		5,105	2,177
3.000% due 02/24/2037		4,305	1,845
3.000% due 02/24/2038		1,405	601
3.000% due 02/24/2039		1,505	638
3.000% due 02/24/2040		1,505	642
3.000% due 02/24/2041		705	301
3.000% due 02/24/2042		655	280
3.800% due 08/08/2017	JPY	389,000	1,780
4.500% due 07/03/2017		380,000	1,677
Romania Government International Bond
2.875% due 10/28/2024	EUR	4,000	4,437
3.625% due 04/24/2024		3,400	3,990
Spain Government International Bond
2.750% due 10/31/2024		500	580
3.800% due 04/30/2024		1,900	2,370
Uruguay Government International Bond
5.100% due 06/18/2050		$7,700	7,353
7.625% due 03/21/2036		1,100	1,471
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	965
8.250% due 10/13/2024		18,500	7,030
9.250% due 05/07/2028		1,800	702
9.375% due 01/13/2034		13,650	5,426
Vietnam Government International Bond
4.000% due 03/12/2028		5,683	5,570

Total Sovereign Issues (Cost $309,725)			270,895

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		157,773	0

Total Common Stocks (Cost $845)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American Realty Capital Properties, Inc.
6.700% due 01/03/2019 (e)		1,200	29
CoBank ACB
6.200% due 01/01/2025 (e)		8,500	862

Total Preferred Securities (Cost $876)		891

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
U.S. TREASURY BILLS 0.4%
0.013% due 08/06/2015 - 11/12/2015 (c)(g)(i)(k)	8,975	8,975

Total Short-Term Instruments (Cost $8,975)		8,975

Total Investments in Securities (Cost $2,579,851)		2,485,436

	SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	21,238,373	210,642

Total Short-Term Instruments (Cost $210,663)		210,642

Total Investments in Affiliates (Cost $210,663)		210,642

Total Investments 105.4% (Cost $2,790,514)		$2,696,078
Financial Derivative Instruments (h)(j) (0.2%) (Cost or Premiums, net $(11,286))		(5,509)
Other Assets and Liabilities, net (5.2%)		(132,249)

Net Assets 100.0%		$2,558,320

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$3,397	$3,260	0.13%
Rise Ltd.	4.750	01/31/2021	02/11/2014	6,461	6,457	0.25

				$9,858	$9,717	0.38%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements (2)
BCY	(2.000)%	02/26/2015	02/26/2017		$(1,482)	$(1,481)
BPS	(0.500)	02/27/2015	02/27/2017		(12,422)	(12,401)
BRC	0.250	04/17/2015	04/16/2017		(6,568)	(6,565)
CFR	(1.500)	12/19/2014	12/19/2016	GBP	(962)	(1,504)
	(1.500)	01/21/2015	12/31/2015		(757)	(1,189)
FOB	(2.000)	06/09/2015	12/31/2015		$(464)	(463)
UBS	0.800	05/28/2015	07/10/2015		(15,548)	(15,560)

Total Reverse Repurchase Agreements						$(39,163)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
MSC	0.260%	05/11/2015	07/10/2015	$(803)	$(804)
	0.264	05/11/2015	07/10/2015	(4,744)	(4,677)

Total Sale-Buyback Transactions					$(5,481)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $126,579 at a weighted average interest rate of (0.050%).
(2)	Payable for sale-buyback transactions includes $4 of deferred price drop.

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	07/01/2045	$16,100	$(15,569)	$(15,411)

Total Short Sales				$(15,569)	$(15,411)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $49,961 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	2,422	$(28)	$30	$0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	55	57	63	(6)
Euro-Bund 10-Year Bond September Futures	Short	09/2015	50	3	12	(9)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	179	225	0	(5)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	228	(955)	0	(14)

Total Futures Contracts				$(698)	$105	$(34)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$12,969	$826	$17	$11	$(11)
CDX.IG-24 5-Year Index	1.000	06/20/2020	39,700	575	(165)	40	0

				$1,401	$(148)	$51	$(11)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016		$784,100	$(3,214)	$(311)	$40	$0
Pay	3-Month USD-LIBOR	1.750	12/16/2018		180,900	1,084	289	0	(33)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		22,100	174	(87)	16	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		12,900	(663)	50	0	(29)
Pay	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	43,800	(2,174)	(2,894)	571	0
Pay	6-Month GBP-LIBOR	2.000	09/16/2025	GBP	30,000	(913)	(2,270)	533	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022	MXN	663,000	305	339	327	0

						$(5,401)	$(4,884)	$1,487	$(62)

Total Swap Agreements						$(4,000)	$(5,032)	$1,538	$(73)

(i)	Securities with an aggregate market value of $7,787 and cash of $5,581 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$45,974	GBP	29,224	$0	$(56)
	08/2015	GBP	29,224		$45,964	56	0
BOA	07/2015		53,879		82,793	0	(1,864)
BPS	07/2015	BRL	70,172		22,617	47	0
	07/2015	JPY	6,924,774		56,043	0	(539)
	07/2015	MXN	358,772		23,136	318	0
	07/2015		$22,607	BRL	70,172	0	(37)
	08/2015	BRL	70,172		$22,355	45	0
BRC	07/2015		$976	ZAR	11,944	1	0
CBK	07/2015	MXN	24,491		$1,563	5	0
	07/2015		$6,795	EUR	6,042	0	(59)
	09/2015	MXN	379,496		$24,006	12	0
DUB	07/2015		$718	TRY	2,000	22	0
GLM	07/2015	BRL	37,872		$13,809	1,628	0
	07/2015	EUR	234,862		256,740	0	(5,096)
	07/2015		$12,207	BRL	37,872	0	(25)
	07/2015		10,688	GBP	6,897	149	0
	07/2015		55,961	JPY	6,924,774	620	0
	08/2015	EUR	708		$793	3	0
	08/2015	GBP	864		1,357	0	0
	08/2015	JPY	6,924,774		55,980	0	(624)
JPM	07/2015	BRL	121,216		44,598	5,610	0
	07/2015	EUR	602		670	0	(1)
	07/2015	GBP	363		573	3	0
	07/2015		$39,069	BRL	121,216	0	(82)
	07/2015		10,604	EUR	9,576	72	0
	07/2015		23,840	GBP	15,544	583	0
	07/2015		834	PLN	3,132	0	(2)
MSB	07/2015		246,661	EUR	220,416	0	(930)
	08/2015	EUR	220,416		$246,764	929	0
SCX	07/2015	BRL	88,916		28,658	60	0
	07/2015		$29,279	BRL	88,916	0	(680)
	07/2015		21,887	MXN	341,194	0	(187)
	09/2015	MXN	341,194		$21,759	187	0
UAG	07/2015	EUR	570		642	6	0
	07/2015		$3,921	GBP	2,577	128	0
	07/2015		1,140	MXN	17,578	0	(22)
	07/2015	ZAR	11,974		$971	0	(8)
	08/2015	EUR	1,106		1,238	5	0

Total Forward Foreign Currency Contracts						$10,489	$(10,212)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	4,300	$(9)	$(14)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		4,600	(10)	(15)
CBK	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.550	07/15/2015		105,400	(136)	(2)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	07/15/2015		105,400	(134)	(146)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		4,500	(11)	(12)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		4,100	(8)	(13)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		4,600	(9)	(15)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		6,800	(17)	(17)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		8,000	(16)	(28)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		6,400	(16)	(16)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		6,300	(10)	(11)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		3,800	(8)	(13)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		4,900	(11)	(17)
							$(395)	$(319)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD		$1.030	07/21/2015	EUR	24,816	$(253)	$(13)
	Call - OTC GBP versus USD		1.550	07/21/2015	GBP	17,587	(184)	(450)
	Put - OTC USD versus MXN	MXN	14.900	07/24/2015		$25,143	(212)	(7)
	Call - OTC USD versus MXN		16.200	07/24/2015		25,143	(212)	(80)
BRC	Call - OTC AUD versus USD		$0.800	07/21/2015	AUD	34,068	(188)	(31)
CBK	Put - OTC USD versus MYR	MYR	3.675	09/14/2015		$24,700	(192)	(168)
	Call - OTC USD versus MYR		3.950	09/14/2015		24,700	(164)	(144)
JPM	Put - OTC USD versus COP	COP	2,440.000	08/27/2015		12,400	(143)	(49)
	Call - OTC USD versus COP		2,735.000	08/27/2015		12,400	(153)	(154)
	Put - OTC USD versus IDR	IDR	13,200.000	09/14/2015		24,600	(212)	(159)
	Call - OTC USD versus IDR		14,250.000	09/14/2015		24,600	(155)	(145)
							$(2,068)	$(1,400)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	08/12/2015	$70,500	$(360)	$(235)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	08/12/2015	70,500	(352)	(291)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	85,600	(632)	(160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	85,600	(579)	(423)
							$(1,923)	$(1,109)

Total Written Options							$(4,386)	$(2,828)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595)%	06/20/2017	0.881%	$5,000	$0	$27	$27	$0
	Con-way, Inc.	(1.834)	03/20/2018	0.639	5,000	0	(164)	0	(164)
BRC	Marsh & McLennan Cos., Inc.	(0.760)	09/20/2015	0.046	5,000	0	(9)	0	(9)
GST	L Brands, Inc.	(2.410)	09/20/2017	0.483	2,000	0	(87)	0	(87)
UAG	CSX Corp.	(0.880)	06/20/2017	0.081	5,000	0	(80)	0	(80)
						$0	$(313)	$27	$(340)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.248%		$3,100	$16	$14	$30	$0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.530		4,000	716	(101)	615	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		25,550	(95)	107	12	0
	NRG Energy, Inc.	5.000	06/20/2016	0.359		1,500	28	42	70	0
	NRG Energy, Inc.	5.000	09/20/2016	0.408		2,000	(12)	128	116	0
BPS	Brazil Government International Bond	1.000	03/20/2018	1.940		3,700	(45)	(46)	0	(91)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.012	EUR	7,700	859	79	938	0
	NRG Energy, Inc.	5.000	09/20/2016	0.408		$2,300	(23)	156	133	0
	South Africa Government International Bond	1.000	06/20/2017	1.106		1,600	(45)	42	0	(3)
	Turkey Government International Bond	1.000	12/20/2019	2.025		38,945	(1,751)	84	0	(1,667)
BRC	Ally Financial, Inc.	5.000	03/20/2020	1.857		5,340	906	(171)	735	0
	Brazil Government International Bond	1.000	03/20/2023	2.975		2,800	(151)	(206)	0	(357)
	China Government International Bond	1.000	09/20/2016	0.248		5,000	26	22	48	0
	Colombia Government International Bond	1.000	06/20/2020	1.640		8,100	(230)	(10)	0	(240)
	Community Health Systems, Inc.	5.000	06/20/2019	1.933		300	21	14	35	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.530		3,600	656	(103)	553	0
	Ford Motor Credit Co. LLC	5.000	12/20/2019	0.729		1,500	282	(4)	278	0
	Indonesia Government International Bond	1.000	06/20/2022	2.100		21,700	(2,593)	1,138	0	(1,455)
	Jaguar Land Rover PLC	5.000	03/20/2018	1.012	EUR	1,000	105	17	122	0
	Philippines Government International Bond	1.000	06/20/2021	1.094		$600	(17)	14	0	(3)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.192		800	55	50	105	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.210		400	24	33	57	0
	South Africa Government International Bond	1.000	06/20/2017	1.106		3,360	(123)	117	0	(6)
	South Africa Government International Bond	1.000	09/20/2017	1.169		360	(13)	12	0	(1)
CBK	Mexico Government International Bond	1.000	12/20/2018	0.994		14,075	(49)	55	6	0
	Philippines Government International Bond	1.000	09/20/2015	0.206		4,900	(110)	120	10	0
	South Africa Government International Bond	1.000	06/20/2017	1.106		1,300	(35)	33	0	(2)
	South Africa Government International Bond	1.000	09/20/2017	1.169		1,050	(18)	14	0	(4)
	Turkey Government International Bond	1.000	03/20/2020	2.100		16,600	(769)	(31)	0	(800)
	United Kingdom Gilt	1.000	06/20/2016	0.039		5,800	72	(16)	56	0
DUB	Export-Import Bank of China	1.000	09/20/2017	0.473		500	(19)	25	6	0
	France Government International Bond	0.250	09/20/2015	0.068		700	(26)	26	0	0
	France Government International Bond	0.250	03/20/2016	0.068		7,200	(256)	266	10	0
	Gaz Capital S.A.	1.490	09/20/2017	4.025		5,000	0	(246)	0	(246)
	Indonesia Government International Bond	1.000	12/20/2018	1.146		12,286	(488)	431	0	(57)
	NRG Energy, Inc.	5.000	06/20/2016	0.359		600	9	19	28	0
	South Africa Government International Bond	1.000	06/20/2017	1.106		1,320	(46)	43	0	(3)
FBF	Citigroup, Inc.	1.000	03/20/2018	0.490		9,600	(37)	172	135	0
	NRG Energy, Inc.	5.000	06/20/2016	0.359		2,400	39	73	112	0
	South Africa Government International Bond	1.000	12/20/2020	2.129		2,150	(83)	(39)	0	(122)
	United Kingdom Gilt	1.000	09/20/2015	0.033		2,300	24	(18)	6	0
	Univision Communications, Inc.	5.000	09/20/2019	1.185		1,000	(110)	266	156	0
GST	AES Corp.	5.000	12/20/2018	1.177		8,300	1,036	49	1,085	0
	Anadarko Petroleum Corp.	1.000	06/20/2017	0.373		4,100	(133)	185	52	0
	Bank of America Corp.	1.000	03/20/2018	0.424		40,000	(421)	1,054	633	0
	Colombia Government International Bond	1.000	03/20/2020	1.590		12,500	(433)	107	0	(326)
	Colombia Government International Bond	1.000	06/20/2020	1.640		10,000	(284)	(12)	0	(296)
	Community Health Systems, Inc.	5.000	06/20/2019	1.933		1,600	131	57	188	0
	France Government International Bond	0.250	03/20/2016	0.068		6,800	(227)	236	9	0
	Greece Government International Bond	1.000	12/20/2015	50.000	EUR	1,250	(64)	(633)	0	(697)
	Greece Government International Bond	1.000	12/20/2015	50.000		$1,550	(92)	(683)	0	(775)
	NRG Energy, Inc.	5.000	06/20/2016	0.359		9,000	186	236	422	0
	NRG Energy, Inc.	5.000	09/20/2017	1.020		4,200	(200)	574	374	0
	South Africa Government International Bond	1.000	09/20/2017	1.169		675	(19)	17	0	(2)
	South Africa Government International Bond	1.000	03/20/2020	1.950		15,000	(922)	295	0	(627)
	Univision Communications, Inc.	5.000	09/20/2019	1.185		4,150	(457)	1,107	650	0
HUS	Brazil Government International Bond	1.000	03/20/2023	2.975		50	(3)	(3)	0	(6)
	Colombia Government International Bond	1.000	03/20/2016	0.682		1,700	9	(5)	4	0
	Colombia Government International Bond	1.000	03/20/2020	1.590		12,800	(407)	73	0	(334)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		900	(7)	13	6	0
	Qatar Government International Bond	1.000	03/20/2016	0.114		1,000	(2)	9	7	0
	South Africa Government International Bond	1.000	06/20/2017	1.106		13,085	(437)	413	0	(24)
	South Africa Government International Bond	1.000	09/20/2017	1.169		2,131	(40)	33	0	(7)
	South Africa Government International Bond	1.000	03/20/2023	2.444		750	(78)	6	0	(72)
	Turkey Government International Bond	1.000	12/20/2019	2.025		30,200	(1,352)	59	0	(1,293)
JPM	Colombia Government International Bond	1.000	03/20/2020	1.590		12,200	(396)	78	0	(318)
	France Government International Bond	0.250	09/20/2015	0.068		1,000	(35)	35	0	0
	Philippines Government International Bond	1.000	09/20/2017	0.385		1,160	(23)	39	16	0
	Philippines Government International Bond	1.000	06/20/2021	1.094		36,000	(866)	686	0	(180)
	Qatar Government International Bond	1.000	03/20/2016	0.114		1,000	(2)	9	7	0
MYC	China Government International Bond	1.000	09/20/2016	0.248		8,300	41	38	79	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.150		1,000	(7)	16	9	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.530		6,500	1,170	(171)	999	0

	France Government International Bond	0.250	09/20/2016	0.072	4,300	(203)	213	10	0
	NRG Energy, Inc.	5.000	09/20/2016	0.408	4,800	(29)	307	278	0
	Petrobras International Finance Co.	1.000	09/20/2015	2.140	1,400	(48)	45	0	(3)
	Philippines Government International Bond	2.440	09/20/2017	0.385	300	0	14	14	0
	South Africa Government International Bond	1.000	12/20/2020	2.129	4,500	(147)	(107)	0	(254)
UAG	NRG Energy, Inc.	5.000	06/20/2016	0.359	1,000	19	28	47	0
	Philippines Government International Bond	1.000	09/20/2017	0.385	709	(20)	30	10	0
	South Africa Government International Bond	1.000	06/20/2017	1.106	1,305	(39)	37	0	(2)
	Sprint Communications, Inc.	1.000	09/20/2017	2.237	3,100	(469)	387	0	(82)
	Sprint Communications, Inc.	1.000	06/20/2019	3.615	3,400	(615)	295	0	(320)

						$(9,191)	$7,787	$9,271	$(10,675)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$6,674	$833	$(787)	$46	$0
CBK	MCDX-24 5-Year Index	1.000	06/20/2020	9,600	22	(23)	0	(1)
HUS	CDX.EM-19 5-Year Index	5.000	06/20/2018	761	64	(52)	12	0
JPM	CDX.EM-17 5-Year Index	5.000	06/20/2017	10,340	1,153	(1,110)	43	0
MYC	MCDX-24 5-Year Index	1.000	06/20/2020	3,100	10	(10)	0	0
UAG	CDX.EM-18 5-Year Index	5.000	12/20/2017	2,947	413	(374)	39	0

					$2,495	$(2,356)	$140	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL 38,800	$(19)	$(1,232)	$0	$(1,251)
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017	49,400	(185)	(1,480)	0	(1,665)

						$(204)	$(2,712)	$0	$(2,916)

Total Swap Agreements						$(6,900)	$2,406	$9,438	$(13,932)

(k)	Securities with an aggregate market value of $14,410 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$143,258	$7,893	$151,151
Corporate Bonds & Notes
Banking & Finance	240	612,973	39,632	652,845
Industrials	0	514,811	1,652	516,463
Utilities	0	279,190	3,812	283,002
Municipal Bonds & Notes
California	0	3,365	0	3,365
New Jersey	0	19,475	0	19,475
Ohio	0	20,894	0	20,894
Texas	0	24,884	0	24,884
U.S. Government Agencies	0	102,711	0	102,711
U.S. Treasury Obligations	0	74,411	0	74,411
Mortgage-Backed Securities	0	276,173	0	276,173
Asset-Backed Securities	0	72,401	6,900	79,301
Sovereign Issues	0	270,895	0	270,895
Preferred Securities
Banking & Finance	0	891	0	891
Short-Term Instruments
U.S. Treasury Bills	0	8,975	0	8,975
	$240	$2,425,307	$59,889	$2,485,436

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$210,642	$0	$0	$210,642

Total Investments	$210,882	$2,425,307	$59,889	$2,696,078

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,411)	$0	$(15,411)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	105	1,538	0	1,643
Over the counter	0	19,927	0	19,927
	$105	$21,465	$0	$21,570

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(73)	0	(107)
Over the counter	(11)	(26,961)	0	(26,972)

	$(45)	$(27,034)	$0	$(27,079)

Totals	$210,942	$2,404,327	$59,889	$2,675,158

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$7,625	$0	$(124)	$(202)	$(1)	$595	$0	$0	$7,893	$596
Corporate Bonds & Notes
Banking & Finance	39,072	804	(22)	(5)	0	(217)	0	0	39,632	(218)
Industrials	2,296	0	(43)	(2)	(4)	(20)	0	(575)	1,652	(13)
Utilities	6,252	0	(168)	(1)	(6)	(211)	0	(2,054)	3,812	(94)
U.S. Government Agencies	395	0	0	(1)	0	5	0	(399)	0	0
Asset-Backed Securities	6,897	0	0	7	0	(4)	0	0	6,900	(4)
	$62,537	$804	$(357)	$(204)	$(11)	$148	$0	$(3,028)	$59,889	$267
Financial Derivative Instruments – Assets
Over the counter	4,092	0	(2,317)	0	(802)	(973)	0	0	0	0
Totals	$66,629	$804	$(2,674)	$(204)	$(813)	$(825)	$0	$(3,028)	$59,889	$267

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,436	Other Valuation Techniques(3)	—	—
	6,457	Proxy Pricing	Base Price	100.50
Corporate Bonds & Notes
Banking & Finance	39,632	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	1,652	Third Party Vendor	Broker Quote	104.50 - 105.50
Utilities	3,773	Proxy Pricing	Base Price	101.88
	39	Third Party Vendor	Broker Quote	100.00
Asset-Backed Securities	6,900	Proxy Pricing	Base Price	106.50
Total	$59,889

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.8%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$900	$923

Total Bermuda (Cost $918)			923

BRAZIL 17.2%
CORPORATE BONDS & NOTES 3.4%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	8,600	9,755
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$275	276
Banco Pan S.A.
5.500% due 08/04/2015		8,425	8,457
Banco Santander Brasil S.A.
4.250% due 01/14/2016		7,500	7,612
4.625% due 02/13/2017		32,200	33,240
Banco Votorantim S.A.
5.250% due 02/11/2016		400	408
Caixa Economica Federal
2.375% due 11/06/2017		16,900	16,308
4.500% due 10/03/2018		2,900	2,921
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	203
Petrobras Global Finance BV
1.896% due 05/20/2016		37,760	37,295
2.000% due 05/20/2016		25,900	25,658
2.415% due 01/15/2019		18,900	17,520
2.643% due 03/17/2017		23,323	22,896
3.000% due 01/15/2019		100	93
3.875% due 01/27/2016		42,740	42,976
5.875% due 03/01/2018		16,700	17,076
6.125% due 10/06/2016		12,100	12,524
7.875% due 03/15/2019		2,735	2,911

			258,129

SOVEREIGN ISSUES 13.8%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		14,900	15,049
6.369% due 06/16/2018		13,010	13,986
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (c)	BRL	138,400	43,015
0.000% due 04/01/2016 (c)		670,000	194,837
0.000% due 01/01/2017 (c)		72,730	19,213
0.000% due 07/01/2017 (c)		157,900	39,345
0.000% due 01/01/2018 (c)		284,600	67,063
0.000% due 07/01/2018 (c)		297,200	66,136
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		619,550	179,755
10.000% due 01/01/2025		1,474,715	410,592

			1,048,991

Total Brazil (Cost $1,486,134)			1,307,120

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.515% due 10/20/2020		$3,636	3,624

CORPORATE BONDS & NOTES 0.5%
Alibaba Group Holding Ltd.
0.806% due 11/28/2017		3,100	3,085
1.625% due 11/28/2017		17,800	17,801
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (c)		2,577	2,410
IPIC GMTN Ltd.
1.750% due 11/30/2015		200	201
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,105	856

Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		7,375	5,089
6.750% due 10/01/2023		1,195	860
QNB Finance Ltd.
1.528% due 10/31/2016		1,050	1,057
3.125% due 11/16/2015		4,300	4,334

			35,693

Total Cayman Islands (Cost $39,950)			39,317

CHILE 0.4%
CORPORATE BONDS & NOTES 0.3%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	202
Banco Santander Chile
1.176% due 04/11/2017		9,500	9,479
1.875% due 01/19/2016		4,630	4,641
3.750% due 09/22/2015		5,300	5,321

			19,643

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica Inflation Linked Bond
4.500% due 10/15/2023 (d)	CLP	1,748,807	3,377
Bonos del Banco Central de Chile en UF Inflation Linked Bond
3.000% due 05/01/2017 (d)		749,489	1,225
3.000% due 07/01/2018 (d)		1,399,046	2,337
3.000% due 10/01/2018 (d)		37,474	63

			7,002

Total Chile (Cost $26,316)			26,645

CHINA 0.3%
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		$19,100	19,085

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	255	42
5.840% due 01/03/2019		6,280	1,101
China Government International Bond
3.290% due 04/18/2020		14,770	2,390
3.380% due 05/23/2023		2,000	318
4.080% due 08/22/2023		2,100	351

			4,202

Total China (Cost $23,082)			23,287

COLOMBIA 6.3%
CORPORATE BONDS & NOTES 0.7%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	13,100,000	4,880
8.375% due 02/01/2021		79,448,000	32,371
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		39,945,000	15,218

			52,469

SOVEREIGN ISSUES 5.6%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	10,250
Colombia Government International Bond
7.750% due 04/14/2021		1,080,000	458
9.850% due 06/28/2027		23,288,000	11,013
Colombian TES
5.000% due 11/21/2018		384,340,300	146,300
6.000% due 04/28/2028		46,136,000	15,152
7.000% due 09/11/2019		43,380,000	17,399
7.000% due 05/04/2022		175,348,900	68,124
7.250% due 06/15/2016		11,298,000	4,453
7.500% due 08/26/2026		149,985,400	56,830
7.750% due 09/18/2030		30,000,000	11,289
10.000% due 07/24/2024		195,130,000	88,579

			429,847

Total Colombia (Cost $670,525)			482,316

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	6,544

Total El Salvador (Cost $6,604)			6,544

GERMANY 0.0%
CORPORATE BONDS & NOTES 0.0%
Deutsche Bank AG
0.754% due 05/30/2017		$1,800	1,790

Total Germany (Cost $1,800)			1,790

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,291
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,000	7,012

Total Hong Kong (Cost $21,269)			21,303

HUNGARY 0.3%
SOVEREIGN ISSUES 0.3%
Hungary Government International Bond
5.500% due 02/12/2016	HUF	2,758,200	10,015
5.500% due 06/24/2025		126,300	505
6.500% due 06/24/2019		441,000	1,788
6.750% due 11/24/2017		478,000	1,896
7.500% due 11/12/2020		1,944,300	8,393

Total Hungary (Cost $29,228)			22,597

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank of India
4.750% due 09/30/2015		$250	252
Export-Import Bank of India
4.000% due 08/07/2017		1,000	1,040
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,122
4.406% due 03/30/2016		600	616
State Bank of India
2.426% due 01/21/2016		7,500	7,492
4.500% due 07/27/2015		11,160	11,186

Total India (Cost $25,673)			25,708

INDONESIA 8.9%
CORPORATE BONDS & NOTES 0.9%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$13,925	14,412
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		11,400	11,714
Majapahit Holding BV
7.250% due 06/28/2017		24,717	26,942
7.750% due 10/17/2016		14,500	15,569

			68,637

SOVEREIGN ISSUES 8.0%
Indonesia Government International Bond
0.000% due 11/15/2020	IDR	250,548,000	21,044
0.000% due 07/15/2021		330,460,000	24,790
0.000% due 05/15/2023		138,900,000	8,826
0.000% due 03/15/2024		510,754,000	38,468
0.000% due 09/15/2024		218,000,000	18,034
0.000% due 09/15/2025		164,074,000	14,483
0.000% due 09/15/2026		420,487,000	31,681

0.000% due 05/15/2027		54,700,000	3,719
0.000% due 02/15/2028		576,198,000	48,388
0.000% due 05/15/2028		6,500,000	402
0.000% due 03/15/2029		57,131,000	4,533
0.000% due 08/15/2030		963,563,000	84,983
0.000% due 07/15/2031		778,300,000	63,546
0.000% due 06/15/2032		1,160,746,000	85,385
0.000% due 05/15/2033		41,893,000	2,607
0.000% due 03/15/2034		540,957,000	40,663
0.000% due 07/15/2038		295,238,000	26,277
0.000% due 05/15/2041		333,047,000	27,263
0.000% due 04/15/2042		454,596,000	26,039
6.625% due 05/15/2033		73,377,000	4,567
6.875% due 01/17/2018		$3,380	3,791
8.250% due 06/15/2032	IDR	42,500,000	3,126
8.375% due 03/15/2034		101,030,000	7,594
8.750% due 02/15/2044		45,862,000	3,457
9.500% due 07/15/2023		22,807,000	1,825
9.500% due 07/15/2031		18,000,000	1,470
10.500% due 08/15/2030		33,000,000	2,911
11.000% due 11/15/2020		24,954,000	2,096
12.800% due 06/15/2021		1,980,000	180
12.900% due 06/15/2022		94,030,000	8,743

			610,891

Total Indonesia (Cost $929,324)			679,528

IRELAND 1.7%
CORPORATE BONDS & NOTES 1.7%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016 (g)		$600	610
7.750% due 02/21/2017	RUB	3,223,300	55,468
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019		3,866,100	62,071
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		$9,300	9,405
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	203

Total Ireland (Cost $241,930)			127,757

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,214
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		3,400	3,632

Total Israel (Cost $14,803)			14,846

KAZAKHSTAN 0.8%
CORPORATE BONDS & NOTES 0.8%
Intergas Finance BV
6.375% due 05/14/2017		$23,430	24,367
KazMunayGas National Co. JSC
9.125% due 07/02/2018		4,400	4,989
Samruk-Energy JSC
3.750% due 12/20/2017		34,310	33,452

Total Kazakhstan (Cost $63,792)			62,808

LUXEMBOURG 3.9%
CORPORATE BONDS & NOTES 3.9%
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		$3,000	3,023
4.950% due 05/23/2016		12,400	12,617
5.092% due 11/29/2015		38,100	38,576
6.212% due 11/22/2016		14,800	15,355
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.625% due 02/17/2017	RUB	1,482,800	25,278
8.700% due 03/17/2016		5,531,900	98,246
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$60,750	60,765
7.000% due 01/31/2016	RUB	2,617,000	46,416

Total Luxembourg (Cost $439,393)			300,276

MALAYSIA 6.1%
SOVEREIGN ISSUES 6.1%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	820
Malaysia Government Bond
3.260% due 03/01/2018	MYR	249,920	65,906
3.314% due 10/31/2017		78,601	20,868
3.418% due 08/15/2022		102,201	26,237
3.492% due 03/31/2020		257,408	67,681
3.502% due 05/31/2027		30,400	7,563
3.580% due 09/28/2018		252,901	67,167
3.814% due 02/15/2017		51,000	13,665
3.844% due 04/15/2033		24,000	6,002
3.892% due 03/15/2027		12,033	3,112
4.012% due 09/15/2017		67,301	18,120
4.127% due 04/15/2032		13,100	3,384
4.160% due 07/15/2021		33,997	9,198
4.262% due 09/15/2016		295,638	79,426
4.378% due 11/29/2019		58,401	15,978
4.392% due 04/15/2026		8,300	2,244
4.498% due 04/15/2030		120,500	33,000
4.709% due 09/15/2026		8,600	2,380
4.837% due 07/15/2025 (e)		7,400	2,072
4.935% due 09/30/2043		38,700	10,565
5.248% due 09/15/2028 (e)		30,000	8,776
Malaysia Government Investment Issue
4.444% due 05/22/2024		6,800	1,843

Total Malaysia (Cost $579,266)			466,007

MEXICO 3.8%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.8%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	595,800	36,504
8.460% due 12/18/2036		141,900	8,776
9.000% due 01/15/2016		142,300	9,305
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	36
Hipotecaria Su Casita S.A. de C.V.
5.810% due 06/28/2018 ^	MXN	78,163	293
Petroleos Mexicanos
7.190% due 09/12/2024		893,700	55,086
9.150% due 03/28/2016		346,924	22,885
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016		120,100	7,862

			140,747

SOVEREIGN ISSUES 2.0%
Mexico Government International Bond
4.750% due 06/14/2018		881,940	56,410
6.500% due 06/10/2021		17,500	1,165
7.750% due 05/29/2031		771,070	54,816
7.750% due 11/23/2034		228,307	16,202
8.000% due 06/11/2020		273,890	19,565
8.500% due 05/31/2029		87,350	6,635

			154,793

Total Mexico (Cost $368,706)			295,540

NETHERLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$7,500	7,816

SABIC Capital BV
3.000% due 11/02/2015		200	201
Waha Aerospace BV
3.925% due 07/28/2020		825	860

Total Netherlands (Cost $8,865)			8,877

NIGERIA 0.2%
SOVEREIGN ISSUES 0.2%
Nigeria Government Bond
7.000% due 10/23/2019	NGN	2,265,000	8,606
10.700% due 05/30/2018		554,800	2,530
16.000% due 06/29/2019		501,594	2,608

Total Nigeria (Cost $18,753)			13,744

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
5.700% due 08/12/2024	PEN	39,604	11,881
6.850% due 02/12/2042		38,000	11,323
6.900% due 08/12/2037		78,930	23,973
6.950% due 08/12/2031		73,769	22,763
8.200% due 08/12/2026		19,530	6,889

Total Peru (Cost $101,271)			76,829

PHILIPPINES 0.8%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	966

SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	37,136
4.950% due 01/15/2021		1,006,000	23,483

			60,619

Total Philippines (Cost $64,769)			61,585

POLAND 8.9%
SOVEREIGN ISSUES 8.9%
Poland Government International Bond
1.500% due 04/25/2020	PLN	195,400	49,239
2.500% due 07/25/2018		410,100	109,925
3.250% due 07/25/2019		386,750	105,854
3.250% due 07/25/2025		140,800	37,405
3.750% due 04/25/2018		20,653	5,728
4.000% due 10/25/2023		155,900	43,965
5.250% due 10/25/2020		148,200	44,279
5.500% due 10/25/2019		501,790	149,736
5.750% due 10/25/2021		429,867	132,698
5.750% due 09/23/2022		700	218

Total Poland (Cost $755,002)			679,047

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$200	200
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		2,215	2,293

Total Qatar (Cost $2,483)			2,493

ROMANIA 1.1%
SOVEREIGN ISSUES 1.1%
Romania Government International Bond
4.750% due 06/24/2019	RON	6,100	1,638
4.750% due 02/24/2025		25,400	6,645
5.750% due 04/29/2020		132,400	37,028
5.850% due 04/26/2023		12,500	3,499
5.950% due 06/11/2021		130,000	36,835

Total Romania (Cost $100,055)			85,645

RUSSIA 2.2%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Ltd.
5.375% due 10/27/2017		$500	487
VimpelCom Holdings BV
9.000% due 02/13/2018	RUB	1,232,000	20,794

			21,281

SOVEREIGN ISSUES 1.9%
Russia Government International Bond
6.400% due 05/27/2020		370,200	5,612
6.700% due 05/15/2019		1,545,900	24,595
6.800% due 12/11/2019		1,284,800	20,104
7.000% due 08/16/2023		242,700	3,516
7.050% due 01/19/2028		1,249,000	17,088
7.600% due 04/14/2021		629,300	9,858
7.600% due 07/20/2022		3,939,600	60,466

			141,239

Total Russia (Cost $295,109)			162,520

SOUTH AFRICA 5.6%
CORPORATE BONDS & NOTES 0.0%
Transnet SOC Ltd.
4.500% due 02/10/2016		$2,030	2,071

SOVEREIGN ISSUES 5.6%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	464,800	28,837
6.500% due 02/28/2041		310,950	19,482
7.000% due 02/28/2031		1,313,127	92,197
7.250% due 01/15/2020		1,384,240	111,544
7.750% due 02/28/2023		100	8
8.000% due 12/21/2018		133,500	11,135
8.000% due 01/31/2030		570,700	44,297
8.250% due 09/15/2017		254,000	21,314
8.250% due 03/31/2032		976,800	77,048
8.500% due 01/31/2037		135,500	10,702
8.750% due 01/31/2044		96,900	7,700

			424,264

Total South Africa (Cost $494,875)			426,335

SOUTH KOREA 0.8%
CORPORATE BONDS & NOTES 0.4%
Kookmin Bank
0.758% due 09/14/2015		$12,000	11,999
1.152% due 01/27/2017		3,000	3,016
Korea Electric Power Corp.
3.000% due 10/05/2015		9,200	9,256
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,100	1,105
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		900	923
Shinhan Bank
0.924% due 04/08/2017		4,600	4,598

			30,897

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
1.027% due 01/14/2017		5,200	5,223
1.133% due 09/17/2016		7,700	7,732
Korea Development Bank
0.976% due 08/20/2015		8,800	8,801
3.500% due 08/22/2017		1,200	1,247
3.875% due 05/04/2017		1,600	1,666
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,150	7,255

Korea Land & Housing Corp.
1.875% due 08/02/2017		1,800	1,807

			33,731

Total South Korea (Cost $64,553)			64,628

SRI LANKA 0.1%
SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$6,100	6,100

Total Sri Lanka (Cost $6,289)			6,100

THAILAND 0.9%
SOVEREIGN ISSUES 0.9%
Thailand Government International Bond
1.250% due 03/12/2028 (d)	THB	1,251,252	33,616
3.450% due 03/08/2019		243,300	7,536
3.625% due 06/16/2023		125,400	3,908
3.650% due 12/17/2021		50,800	1,595
3.875% due 06/13/2019		413,030	13,032
4.675% due 06/29/2044		1,300	44
4.875% due 06/22/2029		11,000	378
5.625% due 01/12/2019		154,000	5,118

Total Thailand (Cost $68,063)			65,227

TURKEY 5.9%
CORPORATE BONDS & NOTES 0.2%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,624
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		5,000	5,005

			12,629

SOVEREIGN ISSUES 5.7%
Turkey Government International Bond
4.000% due 04/01/2020 (d)	TRY	84,763	33,762
6.300% due 02/14/2018		100	35
7.100% due 03/08/2023		211,500	70,195
7.400% due 02/05/2020		101,600	35,199
8.000% due 03/12/2025		167,963	58,033
8.800% due 11/14/2018		219,300	80,475
8.800% due 09/27/2023		244,700	89,431
9.000% due 07/24/2024		13,500	5,004
10.400% due 03/27/2019		8,900	3,425
10.400% due 03/20/2024		45,900	18,436
10.500% due 01/15/2020		98,030	38,351

			432,346

Total Turkey (Cost $520,971)			444,975

UNITED STATES 1.6%
ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities Trust
0.457% due 04/25/2036		$3,536	3,288
Credit-Based Asset Servicing and Securitization LLC
0.305% due 07/25/2037		24	16
HSI Asset Securitization Corp. Trust
0.477% due 11/25/2035		916	866
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		327	170
SLM Student Loan Trust
0.548% due 01/25/2040	EUR	2,400	2,349

			6,689

CORPORATE BONDS & NOTES 1.4%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,806
Ally Financial, Inc.
2.955% due 07/18/2016		500	506
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		833	833
Bank of America Corp.
3.958% due 10/21/2025	MXN	58,000	4,059

Bank of America N.A.
0.566% due 06/15/2016	$12,000	11,966
BellSouth Corp.
4.821% due 04/26/2021	8,800	9,054
General Motors Financial Co., Inc.
2.750% due 05/15/2016	3,700	3,745
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016	1,000	998
0.704% due 06/02/2017	54,200	54,200
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017	4,275	4,292
PepsiCo, Inc.
0.492% due 02/26/2016	2,000	2,003
Wachovia Corp.
0.645% due 10/15/2016	2,400	2,392
Wells Fargo & Co.
0.584% due 06/02/2017	5,200	5,194

		105,048

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Trust
2.621% due 03/20/2036	166	153
BCAP LLC Trust
0.357% due 01/25/2037 ^	621	498
Bear Stearns Adjustable Rate Mortgage Trust
2.565% due 01/25/2035	29	28
2.993% due 02/25/2036 ^	290	243
Bear Stearns ALT-A Trust
2.550% due 08/25/2036 ^	484	306
2.635% due 09/25/2035	55	47
Citigroup Mortgage Loan Trust, Inc.
2.564% due 07/25/2046 ^	138	121
2.623% due 03/25/2034	35	35
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	207	183
Countrywide Home Loan Mortgage Pass-Through Trust
2.554% due 09/25/2047 ^	96	86
GSR Mortgage Loan Trust
2.447% due 11/25/2035 ^	187	157
HarborView Mortgage Loan Trust
0.527% due 06/20/2035	1,053	1,000
4.830% due 08/19/2036 ^	53	49
HomeBanc Mortgage Trust
4.957% due 04/25/2037 ^	236	193
Luminent Mortgage Trust
0.367% due 12/25/2036 ^	101	80
MASTR Alternative Loan Trust
0.587% due 03/25/2036	110	27
Morgan Stanley Mortgage Loan Trust
2.128% due 06/25/2036	50	48
Residential Accredit Loans, Inc. Trust
3.516% due 02/25/2036 ^	215	161
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^	244	126
Sequoia Mortgage Trust
2.349% due 01/20/2047 ^	83	69
Structured Adjustable Rate Mortgage Loan Trust
4.945% due 03/25/2036 ^	173	146
WaMu Mortgage Pass-Through Certificates Trust
1.796% due 01/25/2037 ^	168	144
1.943% due 04/25/2037 ^	112	98
2.023% due 12/25/2036 ^	102	90
2.246% due 09/25/2036 ^	180	163
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^	176	152

		4,403

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039	39	43

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.250% due 10/15/2015 (k)	3,797	3,799

Total United States (Cost $120,916)		119,982

VIRGIN ISLANDS (BRITISH) 0.6%
CORPORATE BONDS & NOTES 0.6%
Cheung Kong Infrastructure Finance BVI Ltd.
0.981% due 06/20/2017	$15,800	15,767

CNPC General Capital Ltd.
1.450% due 04/16/2016		22,400	22,445
Rosneft Finance S.A.
7.500% due 07/18/2016		6,200	6,470

Total Virgin Islands (British) (Cost $44,511)			44,682

SHORT-TERM INSTRUMENTS 1.9%
COMMERCIAL PAPER 0.7%
Edison International
0.450% due 07/07/2015		$5,000	5,000
Hitachi Capital America Corp.
0.520% due 07/27/2015		2,300	2,299
Hyundai Capital America
0.520% due 07/15/2015		10,350	10,348
MARRIOTT INTERNATION
0.470% due 07/09/2015		5,000	4,999
Pacific Gas & Electric Co.
0.430% due 07/02/2015		8,350	8,350
Plains All American Pipelone LP
0.530% due 07/06/2015		5,000	5,000
Williams Partners LP
0.520% due 07/06/2015		2,700	2,700
Xerox Corp.
0.500% due 07/27/2015		13,300	13,295

			51,991

REPURCHASE AGREEMENTS (f) 0.1%			8,283

CHINA TREASURY BILLS 0.0%
0.010% due 10/13/2015	CNY	12,400	1,986

U.S. TREASURY BILLS 1.1%
0.015% due 07/23/2015 - 11/05/2015 (b)(i)(k)		$83,367	83,367

Total Short-Term Instruments (Cost $145,620)			145,627

Total Investments in Securities (Cost $7,780,818)			6,312,608

	SHARES
INVESTMENTS IN AFFILIATES 16.0%
SHORT-TERM INSTRUMENTS 16.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.0%
PIMCO Short-Term Floating NAV Portfolio III		122,774,085	1,217,673

Total Short-Term Instruments (Cost $1,217,670)			1,217,673

Total Investments in Affiliates (Cost $1,217,670)			1,217,673

Total Investments 98.8% (Cost $8,998,488)			$7,530,281
Financial Derivative Instruments (h)(j) 0.6% (Cost or Premiums, net $(3,813))			45,150
Other Assets and Liabilities, net 0.6%			46,233

Net Assets 100.0%			$7,621,664

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government Bond	4.837%	07/15/2025	07/25/2014	$2,494	$2,072	0.03%
Malaysia Government Bond	5.248%	09/15/2028	07/30/2014	10,391	8,776	0.11%

				$12,885	$10,848	0.14%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$8,283	Fannie Mae 2.260% due 10/17/2022	$(8,449)	$8,283	$8,283

Total Repurchase Agreements						$(8,449)	$8,283	$8,283

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(2.500)%	04/28/2015	12/31/2015	$(411)	$(411)
	(2.500)	05/20/2015	12/31/2015	(206)	(206)

Total Reverse Repurchase Agreements					$(617)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $377 at a weighted average interest rate of (2.500%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac*	5.000%	07/01/2045	$3,000	$(3,323)	$(3,302)

Total Short Sales				$(3,323)	$(3,302)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $610 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	1.750%	09/16/2020	PLN	82,700	$(864)	$(745)	$0	$(69)
Pay	3-Month PLN-WIBOR	2.000	09/16/2025		84,000	(1,996)	(1,996)	0	(191)
Receive	3-Month USD-LIBOR	1.500	12/16/2017		$70,600	(376)	(39)	5	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		180,300	1,642	(898)	97	0
Pay	3-Month ZAR-JIBAR	7.250	09/16/2020	ZAR	410,450	(868)	(688)	46	0
Pay	3-Month ZAR-JIBAR	8.340	04/17/2024		10,000	9	9	1	0
Pay	3-Month ZAR-JIBAR	7.750	09/16/2025		98,800	(362)	(374)	10	0
Receive	28-Day MXN-TIIE	4.380	10/12/2016	MXN	33,800	(9)	(3)	0	(2)
Pay	28-Day MXN-TIIE	5.000	10/10/2019		169,600	(53)	5	48	0
Pay	28-Day MXN-TIIE	6.960	07/27/2020		210,000	1,004	(185)	78	0
Pay	28-Day MXN-TIIE	7.850	05/28/2021		340,000	2,607	(904)	151	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		456,750	1,605	(990)	199	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021		524,800	3,374	(1,206)	233	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		328,400	(57)	(58)	142	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		52,700	196	(72)	24	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		570,100	(166)	(617)	257	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		74,000	(42)	(42)	34	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		243,255	63	(733)	124	0
Pay	28-Day MXN-TIIE	6.750	09/02/2022		355,000	1,157	(1,196)	184	0
Pay	28-Day MXN-TIIE	5.000	02/22/2023		407,600	(1,766)	(1,012)	214	0
Pay	28-Day MXN-TIIE	5.500	02/22/2023		434,400	(969)	(699)	231	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		7,000	(2)	(13)	4	0
Receive	28-Day MXN-TIIE	5.665	01/23/2025		914,900	2,961	2,961	0	(599)
Pay	28-Day MXN-TIIE	6.530	06/05/2025		593,800	549	410	413	0
Pay	28-Day MXN-TIIE	7.380	02/09/2029		525,600	2,272	(2,295)	467	0
Pay	28-Day MXN-TIIE	6.600	05/21/2029		484,000	(350)	(2,919)	419	0
Pay	28-Day MXN-TIIE	6.600	06/28/2029		230,000	(191)	(1,419)	200	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		964,000	(213)	(2,623)	851	0
Pay	28-Day MXN-TIIE	7.755	02/02/2034		4,900	30	(18)	6	0

						$9,185	$(18,359)	$4,438	$(861)

Total Swap Agreements						$9,185	$(18,359)	$4,438	$(861)

(i)	Securities with an aggregate market value of $8,552 and cash of $20,610 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$24,755	IDR	331,589,229	$0	$(32)
	08/2015		24,709		334,131,129	41	(33)
BOA	07/2015	BRL	123,599		$44,693	4,939	0
	07/2015	HUF	3,105,831		11,138	168	0
	07/2015	JPY	12,700		102	0	(2)
	07/2015	KRW	3,471,239		3,121	23	0
	07/2015	MXN	502,130		32,259	323	0
	07/2015	MYR	37,850		10,000	0	(76)
	07/2015	PEN	36,551		11,499	4	0
	07/2015		$39,837	BRL	123,599	0	(83)
	07/2015		17,499	CLP	10,832,646	0	(574)
	07/2015		22,820	KRW	25,369,384	0	(166)
	07/2015		12,000	MXN	188,098	0	(37)
	07/2015		34,195	PEN	108,525	12	(115)
	07/2015		10,000	PHP	451,600	9	0
	07/2015		58,031	PLN	214,299	0	(1,078)
	07/2015		3,255	RON	13,110	34	(24)
	07/2015		15,330	TRY	41,393	0	(14)
	07/2015		12,000	ZAR	147,853	95	0
	07/2015	ZAR	304,265		$25,061	171	0
	08/2015		$7,385	ILS	28,596	193	0
	08/2015		12,229	RUB	677,569	0	(142)
	08/2015		1,279	THB	43,580	9	0
	09/2015		18,059	ILS	69,537	372	0
	09/2015		9,347	ZAR	114,688	0	(65)
	01/2016	PEN	36,551		$11,139	0	(62)
BPS	07/2015	BRL	161,235		51,566	148	(441)
	07/2015	CLP	20,605,976		33,416	1,222	0
	07/2015	JPY	4,468,564		36,165	0	(348)
	07/2015	MXN	29,698		1,930	41	0
	07/2015	PEN	31,801		10,070	68	0
	07/2015		$50,358	BRL	161,235	1,511	(11)
	07/2015		2,276	CLP	1,393,822	0	(98)
	07/2015		27,290	MXN	423,188	0	(375)
	07/2015		10,005	PEN	31,801	0	(3)
	07/2015		23,264	RON	91,310	0	(521)
	08/2015		12,000	BRL	38,200	145	0
	09/2015	PEN	47,124		$15,034	372	0
	10/2015	BRL	63,777		23,574	3,723	0
	01/2016		209,227		72,560	9,407	0
	07/2016		162,678		45,226	0	(1,195)
	07/2017		157,900		55,651	14,513	0
BRC	07/2015	KRW	12,899,200		11,600	82	0
	07/2015	NGN	998,482		5,014	0	(3)
	07/2015		$6,390	COP	16,256,214	0	(167)
	07/2015		22,402	IDR	297,943,569	0	(187)
	07/2015		16,500	KRW	18,241,575	0	(218)
	07/2015		631	MXN	9,638	0	(18)
	07/2015		56,252	PLN	214,465	879	(135)
	07/2015		351	RON	1,395	0	(4)
	07/2015		86,875	ZAR	1,062,903	304	(230)
	07/2015	ZAR	257,271		$21,314	280	(11)
	08/2015	RUB	75,932		1,355	0	0
	09/2015		$21,123	MXN	331,490	0	(164)
	02/2016	NGN	152,994		$598	0	(69)
CBK	07/2015	BRL	96,451		31,122	99	0
	07/2015	COP	106,671,710		41,737	898	0
	07/2015	ILS	302,217		78,986	0	(1,096)
	07/2015	MXN	377,163		24,417	429	0
	07/2015	PLN	100,895		27,425	611	0
	07/2015	TRY	25,585		9,494	31	(4)
	07/2015		$30,850	BRL	96,451	173	0
	07/2015		419	CLP	255,129	0	(20)
	07/2015		21,236	COP	54,522,358	0	(362)
	07/2015		76,721	EUR	67,588	0	(1,370)
	07/2015		8,700	IDR	116,710,500	2	0
	07/2015		12,000	INR	768,960	59	0
	07/2015		4,565	MXN	69,811	0	(125)
	07/2015		81,321	PLN	303,858	32	(599)
	07/2015		23,855	SGD	31,964	11	(142)
	07/2015		41,184	TRY	113,078	657	0
	07/2015		2,908	ZAR	35,495	18	(22)
	07/2015	ZAR	306,690		$25,236	225	(77)
	08/2015		$27,947	IDR	379,576,777	133	0
	09/2015		468,628	MXN	7,408,374	0	(232)
	01/2016	BRL	48,323		$14,498	0	(88)
	02/2016	NGN	3,668,412		14,577	0	(1,404)
	12/2016		$5,536	RUB	392,931	576	0
DUB	07/2015	BRL	1,428,488		$457,601	522	(2,374)
	07/2015	CLP	35,220,511		56,825	1,797	0
	07/2015	KRW	42,707,792		39,218	1,100	(3)
	07/2015	MXN	348,630		22,640	467	0
	07/2015	MYR	15,419		4,125	20	0
	07/2015	PEN	36,985		11,641	34	0
	07/2015	PLN	36,934		10,000	184	0
	07/2015	RON	49,642		12,377	12	0
	07/2015	TRY	84,253		30,298	0	(877)
	07/2015		$446,700	BRL	1,428,488	12,934	(180)
	07/2015		39,673	CLP	24,501,352	0	(1,393)
	07/2015		12,004	COP	30,547,214	0	(309)
	07/2015		300	HUF	82,072	0	(10)
	07/2015		23,168	KRW	25,090,923	0	(772)
	07/2015		16,480	MXN	251,805	0	(465)
	07/2015		5,455	PEN	17,282	0	(27)
	07/2015		92	PHP	4,145	0	0
	07/2015		21,615	PLN	79,869	0	(389)
	07/2015		3,120	RON	12,572	31	(19)
	07/2015		199,486	ZAR	2,489,722	4,412	(233)
	07/2015	ZAR	254,683		$20,670	55	(219)
	08/2015	EUR	19,432		21,877	202	0
	08/2015		$132,097	BRL	417,704	716	(12)
	08/2015		3,454	PEN	11,029	0	(1)
	08/2015		11,873	RUB	665,355	0	(3)
	09/2015	PEN	1,058		$328	0	(1)
	09/2015		$5,220	CNY	31,920	0	(18)
	09/2015		156	PEN	502	0	0
	01/2016	BRL	267,581		$91,200	10,433	0
	10/2016		104,185		28,659	0	(395)
FBF	07/2015		789,155		255,492	1,671	0
	07/2015	KRW	19,509,160		17,560	146	0
	07/2015		$254,353	BRL	789,155	0	(532)
	07/2015		19,529	CLP	12,077,482	0	(660)
	08/2015		248,475	BRL	777,331	0	(1,337)
	08/2015		12,489	IDR	169,037,466	16	0
	08/2015		17,759	MYR	66,512	0	(116)
	09/2015	CNY	105,026		$17,089	0	(27)
	09/2015		$12,326	CLP	7,870,964	0	(111)
GLM	07/2015	BRL	178,416		$57,505	120	0
	07/2015	IDR	251,167,000		18,700	1	(28)
	07/2015	PHP	1,039,506		23,172	134	0
	07/2015		$55,614	BRL	178,416	1,771	0
	07/2015		9,919	CLP	6,063,485	0	(446)
	07/2015		16,722	ILS	63,292	49	0
	07/2015		2,457	MXN	37,903	0	(46)
	07/2015		19,000	PHP	858,130	19	0
	07/2015		1,760	PLN	6,515	0	(29)
	07/2015		19,000	SGD	25,540	0	(43)
	07/2015		63,819	ZAR	775,478	481	(865)
	07/2015	ZAR	34,902		$2,785	0	(70)
	08/2015		$10,188	BRL	31,960	0	(27)
	08/2015		17,217	ILS	65,927	254	0
	09/2015	PEN	3,014		$950	12	0
	09/2015		$12,020	PEN	38,783	22	0
	10/2015	BRL	74,623		$27,457	4,230	0
	01/2016		584,732		199,900	23,405	0
HUS	07/2015		168,866		54,427	114	0
	07/2015	CLP	11,844,961		18,627	121	0
	07/2015	IDR	35,232,671		2,617	0	(10)
	07/2015	INR	511,440		8,000	0	(21)
	07/2015	PLN	326,526		88,109	1,421	(89)
	07/2015	TRY	79,845		29,531	0	(13)
	07/2015		$54,001	BRL	168,866	313	0
	07/2015		26,647	COP	68,036,209	0	(600)
	07/2015		23,500	PHP	1,062,670	52	0
	07/2015		18,044	PLN	66,587	0	(347)
	07/2015		19,033	RON	75,953	0	(115)
	07/2015		276,193	TRY	748,705	2,423	(1,584)
	07/2015		19,450	ZAR	234,627	0	(257)
	08/2015	MYR	30,112		$8,000	12	0
	08/2015	PEN	11,023		3,454	2	0
	08/2015	THB	975,090		28,769	0	(50)
	08/2015		$178,410	MYR	675,335	731	0
	08/2015		25,036	THB	848,309	40	(4)
	02/2016		8,713	NGN	2,294,054	1,281	0
JPM	07/2015	BRL	223,346		$80,225	8,442	(53)
	07/2015	CAD	47,604		38,332	218	0
	07/2015	EUR	743		826	0	(2)
	07/2015	HUF	1,928,267		6,921	110	0
	07/2015	IDR	348,401,592		26,004	28	0
	07/2015	INR	1,286,764		19,951	0	(228)
	07/2015	KRW	12,478,884		11,220	77	0
	07/2015	PLN	125,049		33,767	534	0
	07/2015		$70,940	BRL	223,345	949	(53)
	07/2015		38,552	CAD	47,604	0	(438)
	07/2015		1,158	EUR	1,049	12	0
	07/2015		75,939	HUF	21,299,697	0	(706)
	07/2015		19,000	KRW	21,178,400	0	(96)
	07/2015		206,462	PLN	775,400	0	(391)
	07/2015		22,822	RON	94,166	632	0
	07/2015		12,000	TRY	32,594	60	0
	07/2015		19,243	ZAR	236,752	124	0
	07/2015	ZAR	431,074		$35,280	17	0
	08/2015	CAD	47,604		38,534	436	0
	08/2015	RUB	831,000		15,000	176	0
	08/2015	THB	271,360		8,000	0	(20)
	08/2015		$402,264	THB	13,497,463	134	(3,481)
	09/2015		5,000	CNY	31,950	207	0
	09/2015	ZAR	114,769		$9,347	58	0
	01/2016	BRL	5,651		1,696	0	(10)
	02/2016		$5,943	NGN	1,527,352	711	0
	04/2016	BRL	536,000		$167,723	10,497	0
	05/2016		197,939		56,153	0	(1,402)
MSB	07/2015		145,311		45,112	0	(1,625)
	07/2015	HUF	150,447		551	19	0
	07/2015	IDR	134,600,000		10,000	0	(36)
	07/2015	PEN	14,346		4,527	15	0
	07/2015	RUB	6,940,937		122,832	0	(2,755)
	07/2015		$46,698	BRL	145,311	102	(63)
	07/2015		9,919	CLP	6,056,541	0	(456)
	07/2015		16,403	EUR	14,658	0	(62)
	07/2015		36,326	JPY	4,481,264	290	0
	07/2015		4,522	PEN	14,346	0	(10)
	07/2015		2,648	PLN	9,680	0	(76)
	07/2015		127,070	RUB	6,929,124	0	(1,697)
	07/2015		23,628	ZAR	289,311	41	(3)
	08/2015	EUR	14,658		$16,410	62	0
	08/2015	JPY	4,481,264		36,339	0	(291)
	08/2015	RUB	6,929,124		125,289	1,679	0
	08/2015		$19,904	BRL	63,196	188	0
	08/2015		5,277	RUB	297,014	48	(27)
	09/2015	PEN	34,209		$10,665	21	0
	09/2015		$9,458	PEN	30,076	0	(100)
NGF	07/2015		26,664	MXN	406,898	0	(785)
	04/2016	BRL	134,000		$41,973	2,667	0
RBC	07/2015		$986	PLN	3,672	0	(10)
	07/2015		860	ZAR	10,572	5	0
SCX	07/2015	IDR	13,400		$1	0	0
	07/2015	KRW	88,473,412		78,829	0	(142)
	07/2015	MXN	151,866		9,742	83	0
	07/2015	MYR	60,855		16,280	79	0
	07/2015		$22,623	TRY	62,671	566	0
	08/2015		4,111	IDR	55,493,549	0	(5)
	09/2015		9,685	MXN	151,866	0	(83)
SOG	07/2015	COP	5,081,857		$1,984	38	0
	07/2015	IDR	178,688,250		13,325	2	0
	07/2015	PLN	183,508		49,286	516	0
	07/2015	RON	2,483		620	1	0
	07/2015		$128	HUF	35,611	0	(2)
	07/2015		26,903	RON	107,380	0	(158)
	07/2015		214	RUB	11,813	0	(1)

TDM	07/2015	BRL	200,000		$64,462	135	0
	07/2015		$64,727	BRL	200,000	0	(400)
UAG	07/2015	BRL	353,605		$112,416	0	(1,316)
	07/2015	EUR	82,552		90,043	0	(1,990)
	07/2015	IDR	106,720,000		8,000	43	0
	07/2015	MXN	272,101		17,638	332	0
	07/2015		$116,787	BRL	353,605	0	(3,054)
	07/2015		594	IDR	7,930,989	0	(2)
	07/2015		112,495	INR	7,251,447	1,225	0
	07/2015		17,830	MXN	272,630	0	(491)
	08/2015	MYR	632,129		$167,500	79	(258)
	08/2015	THB	57,515		1,699	0	(1)
	08/2015		$111,146	BRL	353,605	1,277	0
	08/2015		8,379	IDR	113,750,711	35	0
	08/2015		56,770	MYR	214,075	16	0
	08/2015		42,912	THB	1,453,293	40	0
	09/2015		149,058	MXN	2,332,102	0	(1,610)
	10/2015	BRL	72,813		$25,652	2,989	0

Total Forward Foreign Currency Contracts						$150,817	$(51,758)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC USD versus KRW	KRW	1,120.000	07/01/2015		$67,600	$906	$145
DUB	Put - OTC EUR versus USD		$1.120	08/06/2015	EUR	55,500	1,679	1,177
	Call - OTC USD versus BRL	BRL	3.210	07/21/2015		$62,560	529	420
	Call - OTC USD versus RUB	RUB	54.700	10/27/2015		11,300	855	817
	Put - OTC USD versus TRY	TRY	2.630	07/03/2015		31,100	215	20
GLM	Call - OTC USD versus BRL	BRL	3.100	08/03/2015		110,400	3,835	2,991
	Call - OTC USD versus KRW	KRW	1,130.000	09/25/2015		69,100	1,092	1,032
HUS	Put - OTC EUR versus USD		$1.120	08/06/2015	EUR	57,800	1,118	1,226
	Call - OTC USD versus RUB	RUB	55.000	10/27/2015		$23,400	1,439	1,621
MSB	Call - OTC USD versus KRW	KRW	1,130.000	09/25/2015		84,900	1,363	1,268
SOG	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	121,500	2,226	2,369

							$15,257	$13,086

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	13	$4,717	$5,698

Total Purchased Options						$19,974	$18,784

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,095.000	07/09/2015		$74,800	$(301)	$(30)
	Put - OTC USD versus ZAR	ZAR	11.780	09/25/2015		37,389	(363)	(312)
BRC	Call - OTC USD versus KRW	KRW	1,150.000	07/01/2015		67,600	(381)	0
CBK	Put - OTC USD versus JPY	JPY	119.500	07/09/2015		38,800	(99)	(36)
DUB	Put - OTC EUR versus USD		$1.080	08/06/2015	EUR	55,500	(711)	(411)
	Call - OTC EUR versus USD		1.175	08/06/2015		55,500	(140)	(119)
	Put - OTC USD versus BRL	BRL	3.040	07/21/2015		$62,559	(500)	(274)
	Call - OTC USD versus BRL		4.000	03/10/2016		16,200	(507)	(247)
	Put - OTC USD versus INR	INR	64.040	07/22/2015		4,800	(67)	(37)
	Call - OTC USD versus PEN	PEN	3.200	07/16/2015		32,700	(217)	(92)
	Call - OTC USD versus RUB	RUB	60.000	10/27/2015		22,600	(1,110)	(792)
	Call - OTC USD versus TRY	TRY	2.820	07/03/2015		31,100	(205)	(1)
GLM	Call - OTC USD versus BRL	BRL	3.300	08/03/2015		110,400	(1,746)	(631)
	Call - OTC USD versus KRW	KRW	1,155.000	09/25/2015		69,100	(625)	(582)
	Call - OTC USD versus KRW		1,170.000	09/25/2015		69,100	(446)	(411)
HUS	Put - OTC EUR versus USD		$1.080	08/06/2015	EUR	57,800	(509)	(428)
	Call - OTC EUR versus USD		1.175	08/06/2015		57,800	(596)	(124)
	Call - OTC USD versus BRL	BRL	3.300	08/03/2015		$112,000	(2,250)	(640)
	Call - OTC USD versus PEN	PEN	3.220	07/30/2015		15,700	(44)	(44)
	Call - OTC USD versus RUB	RUB	60.000	10/27/2015		46,800	(1,631)	(1,641)
JPM	Call - OTC USD versus INR	INR	64.100	07/21/2015		40,800	(581)	(151)
	Put - OTC USD versus INR		64.040	07/22/2015		42,800	(605)	(329)
	Put - OTC USD versus INR		62.000	07/28/2015		41,400	(196)	(10)
MSB	Call - OTC USD versus KRW	KRW	1,155.000	09/25/2015		84,900	(776)	(715)
	Call - OTC USD versus KRW		1,170.000	09/25/2015		84,900	(559)	(505)
SOG	Put - OTC EUR versus USD		$1.050	09/28/2015	EUR	121,500	(828)	(947)
	Put - OTC EUR versus USD		1.075	09/28/2015		121,500	(1,398)	(1,527)
UAG	Call - OTC USD versus INR	INR	63.820	07/21/2015		$6,800	(95)	(37)

							$(17,486)	$(11,073)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	13	$(4,639)	$(3,075)

Total Written Options						$(22,125)	$(14,148)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	$30,052	$916	$(3,567)	$0	$(2,651)
DUB	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(953)	0	(1,408)

						$461	$(4,520)	$0	$(4,059)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.355%	$700	$(20)	$26	$6	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	0.724	4,300	(31)	1	0	(30)
BPS	South Africa Government International Bond	1.000	09/20/2015	0.679	13,200	88	(75)	13	0
BRC	South Africa Government International Bond	1.000	09/20/2015	0.679	4,400	30	(26)	4	0
DUB	Brazil Government International Bond	1.000	03/20/2016	0.841	900	(2)	3	1	0
	South Africa Government International Bond	1.000	09/20/2015	0.679	4,600	28	(23)	5	0
FBF	Qatar Government International Bond	1.000	03/20/2016	0.114	25,000	(153)	321	168	0
GST	Brazil Government International Bond	1.000	03/20/2016	0.841	15,800	(24)	46	22	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394	6,400	(66)	(42)	0	(108)
	Russia Government International Bond	1.000	03/20/2016	2.463	6,000	(16)	(46)	0	(62)
HUS	Qatar Government International Bond	1.000	06/20/2016	0.148	500	(4)	8	4	0
JPM	Russia Government International Bond	1.000	03/20/2016	2.463	14,300	(42)	(106)	0	(148)
MYC	Brazil Government International Bond	1.000	03/20/2016	0.841	10,300	(2)	17	15	0
	Export-Import Bank of China	1.000	09/20/2016	0.355	1,000	(27)	35	8	0
	Qatar Government International Bond	1.000	06/20/2016	0.148	13,000	(4)	116	112	0

						$(245)	$255	$358	$(348)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	365,800	$423	$(11,823)	$0	$(11,400)
	Pay	1-Year BRL-CDI	8.910	01/02/2017		79,200	81	(2,192)	0	(2,111)
	Receive	1-Year BRL-CDI	10.910	01/02/2017		276,900	1,080	1,609	2,689	0
	Pay	1-Year BRL-CDI	11.610	01/02/2018		381,600	(1,527)	(2,050)	0	(3,577)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		87,400	(71)	28	0	(43)
	Pay	3-Month COP-IBR Compounded-OIS	5.310	08/29/2019	COP	2,970,000	0	7	7	0
	Pay	3-Month COP-IBR Compounded-OIS	6.220	05/28/2025		35,000,000	(4)	(168)	0	(172)
	Pay	3-Month MYR-KLIBOR	4.160	07/22/2020	MYR	130,500	0	336	336	0
	Pay	3-Month MYR-KLIBOR	4.170	07/27/2020		81,600	(6)	223	217	0
	Pay	6-Month THB-THBFIX	3.320	11/12/2018	THB	85,000	0	129	129	0
	Pay	6-Month THB-THBFIX	3.390	11/13/2018		81,000	0	129	129	0
	Pay	6-Month THB-THBFIX	3.320	07/27/2020		1,382,300	0	2,475	2,475	0
BPS	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	83,800	(7)	(189)	0	(196)
	Pay	1-Year BRL-CDI	13.680	04/01/2016		658,600	(112)	(576)	0	(688)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		986,300	(623)	2,781	2,158	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		176,000	65	(77)	0	(12)
	Pay	1-Year BRL-CDI	11.610	01/02/2018		145,200	(375)	(986)	0	(1,361)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		493,200	7	(2,071)	0	(2,064)
	Pay	1-Year BRL-CDI	12.985	01/02/2018		52,800	0	(18)	0	(18)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		262,500	(71)	(58)	0	(129)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		103,900	172	584	756	0
	Pay	6-Month THB-THBFIX	3.480	01/14/2021	THB	456,100	0	958	958	0
	Pay	6-Month THB-THBFIX	3.415	01/21/2021		291,760	(1)	576	575	0
	Pay	6-Month THB-THBFIX	3.385	01/23/2021		266,600	(1)	513	512	0
BRC	Pay	1-Year BRL-CDI	13.775	01/04/2016	BRL	623,900	0	(308)	0	(308)
	Pay	1-Year BRL-CDI	8.180	01/02/2017		97,400	(260)	(3,045)	0	(3,305)
	Pay	3-Month MYR-KLIBOR	3.175	07/09/2017	MYR	39,930	0	(112)	0	(112)
	Pay	3-Month ZAR-JIBAR	7.250	12/18/2018	ZAR	454,300	9	(170)	0	(161)
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2019		170,600	58	(130)	0	(72)
	Pay	3-Month ZAR-JIBAR	6.500	03/20/2020		579,200	85	(2,345)	0	(2,260)
	Pay	3-Month ZAR-JIBAR	7.545	09/17/2020		99,000	(6)	(74)	0	(80)
	Pay	3-Month ZAR-JIBAR	8.000	12/18/2023		429,300	225	(647)	0	(422)
	Pay	6-Month HUF-BBR	6.150	09/15/2015	HUF	4,689,200	97	785	882	0
	Pay	6-Month THB-THBFIX	3.395	06/22/2020	THB	285,000	0	493	493	0
CBK	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	158,700	(560)	(367)	0	(927)
	Pay	3-Month MYR-KLIBOR	3.360	04/17/2018	MYR	96,080	(1)	(260)	0	(261)
	Pay	3-Month MYR-KLIBOR	3.325	04/24/2018		61,900	(1)	(185)	0	(186)
	Pay	3-Month ZAR-JIBAR	6.500	11/16/2016	ZAR	47,100	(13)	5	0	(8)
	Pay	6-Month PLN-WIBOR	4.650	11/16/2016	PLN	31,100	(4)	456	452	0
	Pay	6-Month THB-THBFIX	3.520	01/13/2021	THB	36,700	0	80	80	0
	Pay	6-Month THB-THBFIX	3.480	01/14/2021		243,000	0	511	511	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		177,700	(1)	353	352	0
	Pay	6-Month THB-THBFIX	3.420	01/17/2021		483,840	0	962	962	0
	Pay	28-Day MXN-TIIE	8.050	12/26/2018	MXN	50	0	0	0	0
DUB	Pay	1-Year BRL-CDI	9.210	01/02/2017	BRL	107,800	0	(2,619)	0	(2,619)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		18,600	(24)	65	41	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		533,100	402	(439)	0	(37)
	Pay	1-Year BRL-CDI	11.610	01/02/2018		222,500	(366)	(1,720)	0	(2,086)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		62,720	126	331	457	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320	03/17/2020	COP	23,430,000	(1)	13	12	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	07/01/2025		22,000,000	2	(18)	0	(16)
	Pay	3-Month MYR-KLIBOR	3.175	07/09/2017	MYR	45,000	0	(126)	0	(126)
	Pay	3-Month MYR-KLIBOR	3.335	04/19/2018		47,916	0	(140)	0	(140)
	Pay	3-Month MYR-KLIBOR	4.020	09/20/2020		95,600	(6)	51	45	0
	Pay	6-Month THB-THBFIX	3.350	11/08/2018	THB	99,000	0	153	153	0
	Pay	6-Month THB-THBFIX	3.340	11/11/2018		73,000	0	112	112	0
	Pay	6-Month THB-THBFIX	3.370	11/14/2018		81,000	0	124	124	0
	Pay	6-Month THB-THBFIX	2.175	01/29/2020		38,900	0	5	5	0
	Pay	6-Month THB-THBFIX	3.480	01/14/2021		157,700	0	331	331	0
	Pay	6-Month THB-THBFIX	3.410	01/15/2021		126,900	(1)	253	252	0
	Pay	6-Month THB-THBFIX	3.410	01/21/2021		255,630	(1)	502	501	0
	Pay	6-Month THB-THBFIX	3.390	01/23/2021		236,600	(1)	458	457	0
	Pay	6-Month THB-THBFIX	2.580	01/29/2025		274,300	(1)	(87)	0	(88)
FBF	Receive	1-Year BRL-CDI	12.255	01/02/2017	BRL	509,800	(24)	1,140	1,116	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		283,500	(699)	560	0	(139)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		144,900	383	117	500	0
	Pay	28-Day MXN-TIIE	6.350	09/01/2023	MXN	267,000	24	246	270	0
GLM	Pay	1-Year BRL-CDI	8.720	01/02/2017	BRL	29,100	80	(913)	0	(833)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		227,400	(107)	605	498	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		351,200	224	(248)	0	(24)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		101,100	(101)	52	0	(49)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		200,000	535	155	690	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		86,400	200	429	629	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024	COP	33,520,000	(9)	20	11	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	10/16/2024		30,627,000	(4)	(118)	0	(122)
	Receive	3-Month COP-IBR Compounded-OIS	6.430	07/01/2025		19,370,000	2	(8)	0	(6)
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2024	ZAR	17,667	(9)	(66)	0	(75)
	Pay	28-Day MXN-TIIE	7.220	08/25/2028	MXN	180,800	(34)	674	640	0
	Pay	28-Day MXN-TIIE	7.245	09/06/2028		100,000	(1)	381	380	0
GST	Pay	3-Month ZAR-JIBAR	7.500	06/19/2018	ZAR	93,400	(24)	77	53	0
	Pay	3-Month ZAR-JIBAR	7.250	12/18/2018		225,800	(69)	(11)	0	(80)
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2019		201,400	66	(151)	0	(85)
HUS	Pay	1-Year BRL-CDI	13.770	04/01/2016	BRL	323,800	0	(283)	0	(283)
	Pay	1-Year BRL-CDI	8.320	01/02/2017		531,100	672	(17,833)	0	(17,161)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		397,800	(382)	1,253	871	0
	Receive	1-Year BRL-CDI	13.820	01/02/2017		660,000	(24)	172	148	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		118,600	44	(52)	0	(8)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		189,000	76	(549)	0	(473)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		39,000	(42)	23	0	(19)
	Pay	1-Year BRL-CDI	12.800	01/04/2021		88,700	(196)	495	299	0
	Pay	3-Month COP-IBR Compounded-OIS	6.420	07/02/2015	COP	10,000,000	0	0	0	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	03/21/2024		33,140,000	(9)	20	11	0
	Receive	3-Month COP-IBR Compounded-OIS	6.440	07/01/2025		3,940,000	0	(2)	0	(2)
	Pay	3-Month ZAR-JIBAR	7.500	12/18/2018	ZAR	563,800	(100)	258	158	0
	Pay	3-Month ZAR-JIBAR	7.500	06/19/2023		306,700	(515)	(452)	0	(967)
	Pay	3-Month ZAR-JIBAR	7.500	12/17/2024		35,333	(15)	(134)	0	(149)
	Pay	6-Month HUF-BBR	6.150	09/15/2015	HUF	8,385,000	(95)	1,607	1,512	0
	Pay	6-Month THB-THBFIX	2.260	12/18/2019	THB	1,418,500	(3)	357	354	0
	Pay	6-Month THB-THBFIX	2.123	01/28/2020		221,900	0	14	14	0
	Pay	6-Month THB-THBFIX	2.505	01/28/2025		389,100	(1)	(199)	0	(200)
JPM	Pay	3-Month COP-IBR Compounded-OIS	6.420	07/02/2015	COP	7,000,000	0	0	0	0
JPM	Receive	1-Year BRL-CDI	12.255	01/02/2017	BRL	650,800	(550)	1,974	1,424	0
	Pay	1-Year BRL-CDI	11.610	01/02/2018		186,500	(271)	(1,477)	0	(1,748)
	Pay	3-Month COP-IBR Compounded-OIS	5.220	03/13/2019	COP	5,000,000	(1)	13	12	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	05/28/2020		28,690,000	(1)	(44)	0	(45)
	Pay	3-Month MYR-KLIBOR	3.370	08/17/2016	MYR	462,100	97	(538)	0	(441)
	Pay	3-Month MYR-KLIBOR	3.330	04/19/2018		40,940	0	(121)	0	(121)
	Pay	3-Month MYR-KLIBOR	4.260	11/02/2020		18,600	0	65	65	0
	Pay	3-Month ZAR-JIBAR	6.500	03/20/2020	ZAR	464,400	113	(1,925)	0	(1,812)
	Pay	3-Month ZAR-JIBAR	8.000	06/19/2023		118,200	(132)	48	0	(84)
	Pay	6-Month HUF-BBR	6.000	09/15/2015	HUF	4,380,900	0	813	813	0
	Pay	6-Month HUF-BBR	6.150	09/15/2015		300,000	(8)	62	54	0
	Pay	6-Month THB-THBFIX	3.480	08/19/2016	THB	5,055,400	328	3,804	4,132	0
	Pay	6-Month THB-THBFIX	3.320	07/29/2020		413,900	(4)	742	738	0
MYC	Pay	1-Year BRL-CDI	8.220	01/02/2017	BRL	9,100	(5)	(300)	0	(305)
	Pay	1-Year BRL-CDI	8.630	01/02/2017		43,100	3	(1,319)	0	(1,316)
	Pay	1-Year BRL-CDI	8.640	01/02/2017		478,400	2,851	(15,990)	0	(13,139)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		148,600	(139)	464	325	0
	Pay	1-Year BRL-CDI	12.360	01/02/2018		989,930	(2,079)	(2,064)	0	(4,143)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		73,100	(112)	76	0	(36)
	Pay	3-Month COP-IBR Compounded-OIS	6.420	07/02/2015	COP	16,260,000	0	0	0	0
	Pay	3-Month COP-IBR Compounded-OIS	4.795	03/03/2020		28,095,000	0	(220)	0	(220)
	Pay	6-Month HUF-BBR	6.180	08/24/2020	HUF	2,950,000	0	2,347	2,347	0
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017	BRL	17,400	(18)	(569)	0	(587)
	Pay	1-Year BRL-CDI	8.590	01/02/2017		75,000	0	(2,321)	0	(2,321)
	Pay	1-Year BRL-CDI	8.900	01/02/2017		193,500	272	(5,451)	0	(5,179)
	Receive	1-Year BRL-CDI	10.910	01/02/2017		28,300	118	157	275	0
	Pay	1-Year BRL-CDI	11.610	01/02/2018		490,200	(656)	(3,940)	0	(4,596)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		435,100	(314)	(1,508)	0	(1,822)

							$(1,878)	$(56,195)	$35,502	$(93,575)

Total Swap Agreements							$(1,662)	$(60,460)	$35,860	$(97,982)

(k)	Securities with an aggregate market value of $71,170 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$923	$0	$923
Brazil
Corporate Bonds & Notes	0	258,129	0	258,129
Sovereign Issues	0	1,048,991	0	1,048,991
Cayman Islands
Asset-Backed Securities	0	3,624	0	3,624
Corporate Bonds & Notes	0	33,283	2,410	35,693
Chile
Corporate Bonds & Notes	0	19,643	0	19,643
Sovereign Issues	0	7,002	0	7,002
China
Corporate Bonds & Notes	0	19,085	0	19,085
Sovereign Issues	0	4,202	0	4,202
Colombia
Corporate Bonds & Notes	0	52,469	0	52,469
Sovereign Issues	0	429,847	0	429,847
El Salvador
Sovereign Issues	0	6,544	0	6,544
Germany
Corporate Bonds & Notes	0	1,790	0	1,790
Hong Kong
Corporate Bonds & Notes	0	21,303	0	21,303
Hungary
Sovereign Issues	0	22,597	0	22,597
India
Corporate Bonds & Notes	0	25,708	0	25,708
Indonesia
Corporate Bonds & Notes	0	68,637	0	68,637
Sovereign Issues	0	610,891	0	610,891
Ireland
Corporate Bonds & Notes	0	127,757	0	127,757
Israel
Corporate Bonds & Notes	0	14,846	0	14,846
Kazakhstan
Corporate Bonds & Notes	0	62,808	0	62,808
Luxembourg
Corporate Bonds & Notes	0	300,276	0	300,276
Malaysia
Sovereign Issues	0	466,007	0	466,007
Mexico
Corporate Bonds & Notes	0	140,454	293	140,747
Sovereign Issues	0	154,793	0	154,793
Netherlands
Corporate Bonds & Notes	0	8,877	0	8,877
Nigeria
Sovereign Issues	0	13,744	0	13,744
Peru
Sovereign Issues	0	76,829	0	76,829
Philippines
Corporate Bonds & Notes	0	966	0	966
Sovereign Issues	0	60,619	0	60,619
Poland
Sovereign Issues	0	679,047	0	679,047
Qatar
Corporate Bonds & Notes	0	2,493	0	2,493
Romania
Sovereign Issues	0	85,645	0	85,645
Russia
Corporate Bonds & Notes	0	21,281	0	21,281
Sovereign Issues	0	141,239	0	141,239
South Africa
Corporate Bonds & Notes	0	2,071	0	2,071
Sovereign Issues	0	424,264	0	424,264
South Korea
Corporate Bonds & Notes	0	30,897	0	30,897
Sovereign Issues	0	33,731	0	33,731
Sri Lanka
Sovereign Issues	0	6,100	0	6,100
Thailand
Sovereign Issues	0	65,227	0	65,227
Turkey
Corporate Bonds & Notes	0	12,629	0	12,629
Sovereign Issues	0	432,346	0	432,346
United States
Asset-Backed Securities	0	6,689	0	6,689
Corporate Bonds & Notes	0	105,048	0	105,048
Mortgage-Backed Securities	0	4,403	0	4,403
U.S. Government Agencies	0	43	0	43
U.S. Treasury Obligations	0	3,799	0	3,799
Virgin Islands (British)
Corporate Bonds & Notes	0	44,682	0	44,682
Short-Term Instruments
Commercial Paper	0	51,991	0	51,991
Repurchase Agreements	0	8,283	0	8,283
China Treasury Bills	0	1,986	0	1,986
U.S. Treasury Bills	0	83,367	0	83,367
	$0	$6,309,905	$2,703	$6,312,608

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,217,673	$0	$0	$1,217,673

Total Investments	$1,217,673	$6,309,905	$2,703	$7,530,281

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,302)	$0	$(3,302)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,438	0	4,438
Over the counter	0	205,461	0	205,461
	$0	$209,899	$0	$209,899

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(861)	0	(861)
Over the counter	(30)	(163,858)	0	(163,888)

	$(30)	$(164,719)	$0	$(164,749)

Totals	$1,217,643	$6,351,783	$2,703	$7,572,129

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.6%
AZERBAIJAN 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		$12,800	$13,105

Total Azerbaijan (Cost $12,681)			13,105

BRAZIL 9.8%
CORPORATE BONDS & NOTES 9.0%
Banco BTG Pactual S.A.
4.000% due 01/16/2020		$3,300	3,110
Banco do Brasil S.A.
3.875% due 10/10/2022		37,950	34,534
9.250% due 04/15/2023 (d)		2,500	2,388
Brazil Minas SPE Via State of Minas Gerais
5.333% due 02/15/2028		24,200	22,990
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		700	665
BRF S.A.
4.750% due 05/22/2024		7,500	7,397
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		3,405	3,167
6.875% due 07/30/2019		7,350	7,512
CSN Islands Corp.
6.875% due 09/21/2019 (f)		800	716
Petrobras Global Finance BV
5.375% due 01/27/2021		4,400	4,245
5.625% due 05/20/2043		8,900	6,923
5.750% due 01/20/2020		23,746	23,588
6.250% due 03/17/2024		10,400	10,067
6.750% due 01/27/2041		1,600	1,409
6.850% due 06/05/2115		8,600	7,131
6.875% due 01/20/2040		3,600	3,225
7.875% due 03/15/2019		53,960	57,437
Samarco Mineracao S.A.
5.750% due 10/24/2023		8,900	8,855
Vale Overseas Ltd.
8.250% due 01/17/2034		1,755	1,942

			207,301

SOVEREIGN ISSUES 0.8%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		200	203
Brazil Government International Bond
4.250% due 01/07/2025		2,800	2,705
5.625% due 01/07/2041		1,350	1,296
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	47,900	13,336

			17,540

Total Brazil (Cost $236,601)			224,841

CAYMAN ISLANDS 2.6%
CORPORATE BONDS & NOTES 2.6%
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$500	542
CAR, Inc.
6.125% due 02/04/2020		2,500	2,563
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		4,500	4,979
Interoceanica Finance Ltd.
0.000% due 05/15/2030 (c)		7,400	4,292
Lamar Funding Ltd.
3.958% due 05/07/2025		8,100	7,897
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		4,800	4,914
Mongolian Mining Corp.
8.875% due 03/29/2017		255	177
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		32,184	24,943

Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		4,076	2,812
6.750% due 10/01/2023		8,681	6,250

Total Cayman Islands (Cost $68,439)			59,369

CHILE 3.0%
CORPORATE BONDS & NOTES 2.9%
Banco del Estado de Chile
3.875% due 02/08/2022		$200	206
Banco Santander Chile
3.875% due 09/20/2022		3,610	3,656
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		3,300	3,507
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		8,600	7,595
4.875% due 11/04/2044		2,200	2,105
Corpbanca S.A.
3.875% due 09/22/2019		10,000	10,168
E.CL S.A.
5.625% due 01/15/2021		10,500	11,443
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		13,500	13,639
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,422
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		8,000	7,930

			66,671

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,983

Total Chile (Cost $67,073)			68,654

CHINA 0.5%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		$5,710	5,882
Three Gorges Finance Cayman Islands Ltd.
3.700% due 06/10/2025		2,800	2,825

			8,707

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	139	23
5.840% due 01/03/2019		3,510	615
China Government International Bond
3.290% due 04/18/2020		8,250	1,335
3.380% due 05/23/2023		1,200	191
4.080% due 08/22/2023		1,100	184

			2,348

Total China (Cost $10,741)			11,055

COLOMBIA 3.2%
CORPORATE BONDS & NOTES 2.4%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,377
Ecopetrol S.A.
5.375% due 06/26/2026		4,000	3,965
5.875% due 09/18/2023		8,200	8,631
5.875% due 05/28/2045		15,400	13,667
7.375% due 09/18/2043		11,800	12,398
7.625% due 07/23/2019		13,405	15,600

			55,638

SOVEREIGN ISSUES 0.8%
Colombia Government International Bond
6.125% due 01/18/2041		8,715	9,499

7.375% due 09/18/2037	7,275	9,021

		18,520

Total Colombia (Cost $76,103)		74,158

COSTA RICA 0.7%
SOVEREIGN ISSUES 0.7%
Costa Rica Government International Bond
4.250% due 01/26/2023	$12,430	11,535
4.375% due 04/30/2025	200	181
5.625% due 04/30/2043	6,300	5,261

Total Costa Rica (Cost $18,867)		16,977

DOMINICAN REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond
5.500% due 01/27/2025	$4,100	4,131
6.850% due 01/27/2045	2,800	2,870

Total Dominican Republic (Cost $7,095)		7,001

ECUADOR 0.1%
SOVEREIGN ISSUES 0.1%
Ecuador Government International Bond
10.500% due 03/24/2020	$2,200	2,217

Total Ecuador (Cost $2,368)		2,217

EL SALVADOR 2.1%
SOVEREIGN ISSUES 2.1%
El Salvador Government International Bond
5.875% due 01/30/2025	$13,600	13,107
6.375% due 01/18/2027	3,900	3,793
7.625% due 09/21/2034	3,070	3,100
7.625% due 02/01/2041	10,550	10,537
7.650% due 06/15/2035	9,730	9,827
7.750% due 01/24/2023	500	547
8.250% due 04/10/2032	7,210	7,913

Total El Salvador (Cost $53,420)		48,824

ETHIOPIA 0.2%
SOVEREIGN ISSUES 0.2%
Federal Democratic Republic of Ethiopia
6.625% due 12/11/2024	$4,000	3,964

Total Ethiopia (Cost $3,984)		3,964

GABON 0.3%
SOVEREIGN ISSUES 0.3%
Gabonese Republic
6.375% due 12/12/2024	$7,204	7,042

Total Gabon (Cost $7,213)		7,042

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Ghana
8.125% due 01/18/2026 (f)	$4,100	3,742

Total Ghana (Cost $4,067)		3,742

GUATEMALA 1.3%
SOVEREIGN ISSUES 1.3%
Guatemala Government International Bond
4.875% due 02/13/2028	$4,400	4,323
5.750% due 06/06/2022	23,300	25,164

Total Guatemala (Cost $28,696)		29,487

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020		$4,900	4,837
CNOOC Finance USA LLC
3.500% due 05/05/2025		6,100	5,871
Nexen Energy ULC
6.400% due 05/15/2037		1,130	1,354
7.500% due 07/30/2039		3,370	4,489

Total Hong Kong (Cost $16,563)			16,551

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016		$200	205

Total India (Cost $201)			205

INDONESIA 7.0%
CORPORATE BONDS & NOTES 3.7%
Majapahit Holding BV
7.750% due 01/20/2020		$15,607	18,085
Pelabuhan Indonesia PT
4.250% due 05/05/2025		6,000	5,655
5.375% due 05/05/2045		1,600	1,408
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,600
6.000% due 05/03/2042		28,658	26,729
6.450% due 05/30/2044		23,600	23,364

			84,841

SOVEREIGN ISSUES 3.3%
Indonesia Government International Bond
4.625% due 04/15/2043		27,400	24,728
5.375% due 10/17/2023		5,000	5,394
5.875% due 03/13/2020		8,008	8,929
6.625% due 02/17/2037		6,360	7,218
6.750% due 01/15/2044		14,700	17,089
7.750% due 01/17/2038		7,225	9,230
8.500% due 10/12/2035		2,400	3,252

			75,840

Total Indonesia (Cost $161,913)			160,681

IRELAND 4.7%
CORPORATE BONDS & NOTES 4.7%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$20,800	18,065
6.604% due 02/03/2021		18,700	18,928
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		11,000	10,692
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,455
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,100	2,129
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		10,750	10,924
5.450% due 11/22/2017		6,700	6,767
6.025% due 07/05/2022		32,515	29,284
6.902% due 07/09/2020		10,160	9,957

Total Ireland (Cost $114,855)			108,201

ISRAEL 0.3%
CORPORATE BONDS & NOTES 0.3%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$7,000	7,928

Total Israel (Cost $7,923)			7,928

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Italy Buoni Poliennali Del Tesoro
5.000% due 03/01/2025	EUR	2,400	3,282

Total Italy (Cost $3,308)			3,282

IVORY COAST 0.3%
SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$7,100	6,727

Total Ivory Coast (Cost $6,973)			6,727

KAZAKHSTAN 4.1%
CORPORATE BONDS & NOTES 3.6%
KazMunayGas National Co. JSC
4.400% due 04/30/2023		$200	183
5.750% due 04/30/2043		20,150	16,914
6.000% due 11/07/2044		4,300	3,704
6.375% due 04/09/2021		25,780	27,123
7.000% due 05/05/2020		32,500	35,067

			82,991

SOVEREIGN ISSUES 0.5%
Kazakhstan Government International Bond
3.875% due 10/14/2024		1,700	1,607
4.875% due 10/14/2044		12,200	10,583

			12,190

Total Kazakhstan (Cost $98,829)			95,181

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021		$1,600	1,849

Total Lithuania (Cost $1,798)			1,849

LUXEMBOURG 7.2%
CORPORATE BONDS & NOTES 7.2%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$5,700	4,874
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020 (f)		6,520	6,038
5.999% due 01/23/2021		1,160	1,157
6.510% due 03/07/2022		17,913	18,030
8.146% due 04/11/2018		15,800	16,926
9.250% due 04/23/2019		20,430	22,779
Millicom International Cellular S.A.
6.000% due 03/15/2025		1,200	1,164
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		6,410	6,316
6.299% due 05/15/2017		8,450	8,534
7.750% due 05/29/2018 (f)		17,250	17,793
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		14,100	14,216
5.180% due 06/28/2019		4,200	4,053
5.400% due 03/24/2017		28,500	28,821
5.717% due 06/16/2021		7,900	7,604
6.125% due 02/07/2022		2,585	2,501
Severstal OAO Via Steel Capital S.A.
5.900% due 10/17/2022		410	386
6.700% due 10/25/2017		4,225	4,415

Total Luxembourg (Cost $172,244)			165,607

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.500% due 03/18/2045		$900	871

Total Malaysia (Cost $889)			871

MEXICO 11.2%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 9.8%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$1,620	1,620
BBVA Bancomer S.A.
6.750% due 09/30/2022		350	386
Cemex S.A.B. de C.V.
6.125% due 05/05/2025		3,300	3,264
Comision Federal de Electricidad
4.875% due 01/15/2024		10,500	10,763
5.750% due 02/14/2042		5,100	5,006
6.125% due 06/16/2045		4,900	4,974
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		900	27
Petroleos Mexicanos
3.500% due 01/30/2023		600	571
4.875% due 01/24/2022		48,655	50,717
5.500% due 06/27/2044		29,630	27,408
6.375% due 01/23/2045		9,400	9,741
6.500% due 06/02/2041		96,570	101,514
6.625% due 06/15/2035		9,375	10,055
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		4,900	566

			226,612

SOVEREIGN ISSUES 1.4%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	8,100	7,875
4.600% due 01/23/2046		$6,412	5,971
5.550% due 01/21/2045		3,120	3,338
5.750% due 10/12/2110		5,300	5,247
6.050% due 01/11/2040		8,702	9,942

			32,373

Total Mexico (Cost $279,163)			258,985

MONGOLIA 0.8%
SOVEREIGN ISSUES 0.8%
Mongolia Government International Bond
4.125% due 01/05/2018		$10,200	9,817
5.125% due 12/05/2022		10,630	9,647

Total Mongolia (Cost $20,743)			19,464

MOROCCO 0.9%
SOVEREIGN ISSUES 0.9%
Morocco Government International Bond
4.250% due 12/11/2022		$14,750	15,119
5.500% due 12/11/2042		5,800	5,914

Total Morocco (Cost $20,847)			21,033

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$21,200	17,278
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	9,163

Total Netherlands (Cost $29,043)			26,441

PANAMA 1.5%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028	$1,689	1,759

SOVEREIGN ISSUES 1.4%
Panama Government International Bond
4.000% due 09/22/2024	2,200	2,222
7.125% due 01/29/2026	12,842	16,277
8.125% due 04/28/2034	2,860	3,854
8.875% due 09/30/2027	6,235	8,854
9.375% due 01/16/2023	900	1,244

		32,451

Total Panama (Cost $33,224)		34,210

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Paraguay
4.625% due 01/25/2023	$3,700	3,755
6.100% due 08/11/2044	5,700	5,800

Total Paraguay (Cost $9,513)		9,555

PERU 0.8%
CORPORATE BONDS & NOTES 0.5%
Banco de Credito del Peru
4.250% due 04/01/2023	$800	802
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	7,400	7,644
Union Andina de Cementos SAA
5.875% due 10/30/2021	3,400	3,447

		11,893

SOVEREIGN ISSUES 0.3%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,342

Total Peru (Cost $19,230)		19,235

PHILIPPINES 0.0%
CORPORATE BONDS & NOTES 0.0%
Energy Development Corp.
6.500% due 01/20/2021	$940	1,041

Total Philippines (Cost $976)		1,041

RUSSIA 2.2%
CORPORATE BONDS & NOTES 2.1%
SCF Capital Ltd.
5.375% due 10/27/2017	$32,445	31,626
Sibur Securities Ltd.
3.914% due 01/31/2018	16,600	15,823
VimpelCom Holdings BV
5.200% due 02/13/2019	100	96

		47,545

SOVEREIGN ISSUES 0.1%
Russia Government International Bond
12.750% due 06/24/2028	1,525	2,399

Total Russia (Cost $52,202)		49,944

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
8.750% due 05/13/2021	$6,600	7,393

Total Senegal (Cost $7,541)		7,393

SERBIA 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Serbia
5.875% due 12/03/2018		$900	951

Total Serbia (Cost $930)			951

SLOVENIA 1.2%
SOVEREIGN ISSUES 1.2%
Slovenia Government International Bond
5.250% due 02/18/2024		$25,100	27,485

Total Slovenia (Cost $25,250)			27,485

SOUTH AFRICA 2.6%
CORPORATE BONDS & NOTES 2.3%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	2,990
6.500% due 04/15/2040		1,300	1,184
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		24,700	24,330
6.750% due 08/06/2023		10,800	11,002
Transnet SOC Ltd.
4.000% due 07/26/2022		13,300	12,840

			52,346

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
5.375% due 07/24/2044		7,700	7,698

Total South Africa (Cost $62,007)			60,044

SPAIN 0.1%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
0.845% due 09/30/2019	EUR	100	110

SOVEREIGN ISSUES 0.1%
Autonomous Community of Valencia
2.360% due 09/03/2017		250	288
Spain Government International Bond
2.750% due 10/31/2024		2,400	2,783

			3,071

Total Spain (Cost $3,244)			3,181

SRI LANKA 0.3%
CORPORATE BONDS & NOTES 0.3%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,372

Total Sri Lanka (Cost $7,600)			7,372

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Africa Finance Corp.
4.375% due 04/29/2020		$2,600	2,633

Total Supranational (Cost $2,575)			2,633

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$7,928	8,276
9.750% due 08/14/2019		1,475	1,726

Total Trinidad and Tobago (Cost $9,625)			10,002

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	598

Total Tunisia (Cost $977)			598

TURKEY 3.0%
CORPORATE BONDS & NOTES 0.5%
Arcelik A/S
5.000% due 04/03/2023		$6,990	6,722
Export Credit Bank of Turkey
5.000% due 09/23/2021		1,400	1,412
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,900	2,885

			11,019

SOVEREIGN ISSUES 2.5%
Turkey Government International Bond
6.000% due 01/14/2041		24,480	25,882
6.750% due 05/30/2040		21,500	24,806
6.875% due 03/17/2036		2,400	2,793
7.250% due 03/05/2038		1,000	1,213
8.000% due 02/14/2034		3,100	4,005

			58,699

Total Turkey (Cost $73,347)			69,718

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
3.250% due 05/18/2020		$5,700	5,672

Total United Arab Emirates (Cost $5,691)			5,672

UNITED STATES 2.4%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037		$432	237
6.000% due 07/25/2047 ^		168	136

			373

CORPORATE BONDS & NOTES 1.7%
California Resources Corp.
5.000% due 01/15/2020		3,950	3,496
5.500% due 09/15/2021		3,800	3,311
Rio Oil Finance Trust
6.250% due 07/06/2024		24,350	23,984
6.750% due 01/06/2027		5,850	5,683
Southern Copper Corp.
5.250% due 11/08/2042		2,100	1,833

			38,307

MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
2.671% due 11/25/2035 ^		346	297
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		1,894	2,002
Banc of America Funding Trust
2.620% due 11/20/2035 ^		260	232
5.888% due 04/25/2037 ^		383	348
Bear Stearns Adjustable Rate Mortgage Trust
2.565% due 01/25/2035		39	38
2.993% due 02/25/2036 ^		248	208
Citigroup Mortgage Loan Trust, Inc.
2.060% due 09/25/2035		639	623
2.564% due 07/25/2046 ^		203	178
Countrywide Alternative Loan Trust
0.357% due 01/25/2037 ^		220	212
5.750% due 03/25/2037 ^		283	254
6.250% due 11/25/2036 ^		179	170

Countrywide Home Loan Mortgage Pass-Through Trust
2.481% due 04/20/2036 ^	159	136
2.527% due 03/25/2037 ^	200	160
2.554% due 09/25/2047 ^	126	113
2.585% due 02/25/2047 ^	209	185
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	341	259
6.172% due 06/25/2036 ^	536	322
Deutsche ALT-A Securities, Inc.
4.939% due 10/25/2035	164	139
5.000% due 10/25/2018	85	87
5.500% due 12/25/2035 ^	390	344
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	247	207
5.886% due 10/25/2036 ^	247	208
HarborView Mortgage Loan Trust
4.830% due 08/19/2036 ^	78	71
IndyMac Mortgage Loan Trust
0.487% due 06/25/2037 ^	202	112
4.274% due 06/25/2036	311	290
4.569% due 10/25/2035	246	206
4.723% due 08/25/2036	346	335
JPMorgan Mortgage Trust
2.499% due 08/25/2035	411	408
2.628% due 04/25/2035	91	92
4.931% due 11/25/2035	193	185
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	602	632
Luminent Mortgage Trust
0.367% due 12/25/2036 ^	175	138
MASTR Alternative Loan Trust
0.587% due 03/25/2036	166	41
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	640
Morgan Stanley Capital Trust
6.104% due 06/11/2049	379	405
Sequoia Mortgage Trust
2.349% due 01/20/2047 ^	116	96
Structured Adjustable Rate Mortgage Loan Trust
1.923% due 10/25/2037 ^	184	124
2.541% due 11/25/2035 ^	222	178
2.588% due 09/25/2036 ^	466	298
5.104% due 05/25/2036 ^	877	813
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	568	106
WaMu Mortgage Pass-Through Certificates Trust
1.796% due 01/25/2037 ^	250	214
1.943% due 04/25/2037 ^	169	147
2.148% due 05/25/2037 ^	344	284
2.252% due 12/25/2036 ^	538	487

		13,024

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019	100	110
Israel Government AID Bond
5.500% due 04/26/2024	100	122

		232

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.250% due 10/15/2015 (j)	3,400	3,402

Total United States (Cost $56,313)		55,338

URUGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Uruguay Government International Bond
4.500% due 08/14/2024	$8,218	8,650
7.875% due 01/15/2033	2,850	3,840

Total Uruguay (Cost $12,267)		12,490

VENEZUELA 3.3%
CORPORATE BONDS & NOTES 1.7%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017	$8,095	4,071
5.375% due 04/12/2027	76,959	26,743
5.500% due 04/12/2037	22,263	7,748
9.750% due 05/17/2035	3,350	1,372

		39,934

SOVEREIGN ISSUES 1.6%
Venezuela Government International Bond
6.000% due 12/09/2020		7,180	2,710
7.000% due 03/31/2038		19,240	6,878
7.650% due 04/21/2025		17,989	6,656
8.250% due 10/13/2024		36,839	13,999
9.000% due 05/07/2023		6,232	2,462
9.250% due 05/07/2028		13,215	5,154

			37,859

Total Venezuela (Cost $152,937)			77,793

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$1,833	1,797

Total Vietnam (Cost $1,634)			1,797

VIRGIN ISLANDS (BRITISH) 3.8%
CORPORATE BONDS & NOTES 3.8%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$8,400	8,652
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		12,600	11,592
GTL Trade Finance, Inc.
5.893% due 04/29/2024		11,268	11,048
Rosneft Finance S.A.
6.625% due 03/20/2017		42,700	44,355
7.250% due 02/02/2020		7,550	7,710
7.875% due 03/13/2018		3,500	3,675

Total Virgin Islands (British) (Cost $87,526)			87,032

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022		$3,900	3,398

Total Zambia (Cost $3,871)			3,398

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (e) 0.0%			683

CHINA TREASURY BILLS 0.1%
0.010% due 10/13/2015	CNY	6,900	1,105

U.S. TREASURY BILLS 0.8%
0.020% due 07/02/2015 - 11/12/2015 (b)(h)(j)		$18,127	18,127

Total Short-Term Instruments (Cost $19,912)			19,915

Total Investments in Securities (Cost $2,181,032)			2,030,239

	SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio III		28,139,586	279,088

Total Short-Term Instruments (Cost $279,125)			279,088

Total Investments in Affiliates (Cost $279,125)			279,088

Total Investments 99.7% (Cost $2,460,157)			$2,309,327
Financial Derivative Instruments (g)(i) (0.8%) (Cost or Premiums, net $(6,977))			(18,715)
Other Assets and Liabilities, net 1.1%			25,871

Net Assets 100.0%			$2,316,483

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$683	Fannie Mae 2.260% due 10/17/2022	$(697)	$683	$683

Total Repurchase Agreements						$(697)	$683	$683

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPS	(2.000)%	05/13/2015	05/13/2017	$(747)	$(746)
BRC	(1.250)	04/16/2015	07/24/2015	(4,175)	(4,165)
	1.000	05/20/2015	05/19/2017	(1,049)	(1,049)
CFR	1.000	05/21/2015	05/20/2017	(576)	(576)
FOB	(1.750)	05/07/2015	05/07/2017	(3,464)	(3,463)

Total Reverse Repurchase Agreements					$(9,999)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $12,597 at a weighted average interest rate of (1.404%).

(f)	Securities with an aggregate market value of $9,571 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
Euro-BTP Italy Government Bond September Futures	Long	09/2015	53	$39	$48	$(9)
Euro-Bund 10-Year Bond September Futures	Short	09/2015	53	4	21	(17)
U.S. Treasury 10-Year Note September Futures	Short	09/2015	226	253	7	0

Total Futures Contracts				$296	$76	$(26)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-23 5-Year Index	1.000%	06/20/2020	$92,100	$(8,456)	$(491)	$205	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	6-Month EUR-EURIBOR	0.750%	09/16/2025	EUR	4,800	$238	$0	$0	$0
Pay	28-Day MXN-TIIE	6.650	06/02/2021	MXN	116,200	408	(28)	51	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		92,000	(160)	(53)	46	0
Pay	28-Day MXN-TIIE	7.755	02/02/2034		18,600	115	(67)	21	0

						$601	$(148)	$118	$0

Total Swap Agreements						$(7,855)	$(639)	$323	$0

(h)	Securities with an aggregate market value of $1,285 and cash of $15,039 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	ZAR	154,472		$12,712	$76	$0
BPS	07/2015	BRL	12,712		4,084	2	(6)
	07/2015	JPY	1,590,200		12,870	0	(124)
	07/2015		$4,095	BRL	12,712	0	(7)
	08/2015	BRL	12,712		$4,050	8	0
BRC	07/2015		$730	RUB	40,181	1	(3)
	07/2015		13,421	ZAR	164,205	12	0
CBK	07/2015		23,454	EUR	20,662	0	(419)
	09/2015	MXN	37,515		$2,373	1	0
DUB	07/2015	BRL	51,535		16,610	35	0
	07/2015	TRY	260		97	1	0
	07/2015		$17,054	BRL	51,535	71	(549)
	07/2015		268	KRW	289,926	0	(9)
	07/2015	ZAR	8,742		$720	5	0
	10/2016	BRL	50,277		13,830	0	(191)
FBF	09/2015	CNY	23,050		3,750	0	(6)
GLM	07/2015	BRL	35,506		11,178	0	(242)
	07/2015		$11,444	BRL	35,506	0	(24)
	08/2015	EUR	5,584		$6,252	24	0
MSB	07/2015	BRL	8,609		2,775	6	0
	07/2015	RUB	46,325		850	11	0
	07/2015		$3,133	BRL	8,609	0	(365)
	07/2015		32,100	EUR	28,685	0	(121)
	07/2015		12,891	JPY	1,590,200	103	0
	08/2015	EUR	28,685		$32,114	121	0
	08/2015	JPY	1,590,200		12,895	0	(103)
	08/2015		$838	RUB	46,325	0	(11)
NGF	07/2015		38,460	MXN	594,546	0	(646)
SOG	07/2015		108	RUB	6,145	3	0
TDM	07/2015	BRL	27,407		$8,837	22	0
	07/2015		$8,833	BRL	27,407	0	(18)
UAG	07/2015	EUR	49,347		$53,825	0	(1,190)
	07/2015	GBP	741		1,127	0	(37)
	08/2015	MYR	963		255	0	0
	08/2015		$236	INR	15,214	1	0

Total Forward Foreign Currency Contracts						$503	$(4,071)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	6	$1,972	$2,382

Total Purchased Options						$1,972	$2,382

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(6)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	09/30/2015	$300	$(2)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	300	(2)	(2)

							$(4)	$(5)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	6	$(1,940)	$(1,286)

Total Written Options						$(2,061)	$(1,297)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	Russia Government International Bond	(1.000)%	03/20/2020	3.327%	$4,200	$763	$(352)	$411	$0
HUS	Russia Government International Bond	(1.000)	12/20/2019	3.284	15,000	1,419	(42)	1,377	0
JPM	Russia Government International Bond	(1.000)	03/20/2020	3.327	5,500	993	(454)	539	0

						$3,175	$(848)	$2,327	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2015	0.841%	$27,800	$(11)	$39	$28	$0
	Brazil Government International Bond	1.000	12/20/2018	2.163	6,300	(302)	60	0	(242)
	Brazil Government International Bond	1.000	06/20/2020	2.528	2,200	(135)	(18)	0	(153)
	Colombia Government International Bond	1.000	06/20/2019	1.437	12,500	(55)	(150)	0	(205)
	Export-Import Bank of China	1.000	09/20/2016	0.355	3,800	(108)	139	31	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2016	3.748	11,300	(187)	(256)	0	(443)
	Panama Government International Bond	1.000	03/20/2019	1.132	7,500	(42)	8	0	(34)
	Peru Government International Bond	1.000	03/20/2019	1.123	10,000	(151)	109	0	(42)
	South Africa Government International Bond	1.000	09/20/2015	0.679	13,400	79	(66)	13	0
BPS	South Africa Government International Bond	1.000	09/20/2015	0.679	6,900	46	(39)	7	0
BRC	Brazil Government International Bond	1.000	06/20/2018	2.026	10,000	(191)	(102)	0	(293)
	Brazil Government International Bond	1.000	06/20/2019	2.267	400	(16)	(3)	0	(19)
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2016	3.748	10,400	(169)	(239)	0	(408)
	Indonesia Government International Bond	1.000	03/20/2024	2.289	4,100	(566)	186	0	(380)
	Israel Electric Corp. Ltd.	1.000	09/20/2015	1.034	9,500	(113)	115	2	0
	Mexico Government International Bond	1.000	09/20/2021	1.490	10,748	(635)	336	0	(299)
	Peru Government International Bond	1.000	09/20/2015	0.504	5,000	(56)	63	7	0
	South Africa Government International Bond	1.000	09/20/2015	0.679	2,800	19	(16)	3	0
CBK	Brazil Government International Bond	1.000	06/20/2018	2.026	5,000	(95)	(51)	0	(146)
	China Government International Bond	1.000	12/20/2016	0.304	3,000	(143)	175	32	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	6,100	27	(127)	0	(100)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	4.276	10,000	(494)	(600)	0	(1,094)
	Indonesia Government International Bond	1.000	03/20/2024	2.289	4,100	(560)	180	0	(380)
	Panama Government International Bond	1.000	06/20/2019	1.171	2,200	14	(28)	0	(14)
	South Africa Government International Bond	1.000	06/20/2019	1.741	8,400	(268)	34	0	(234)
DUB	Brazil Government International Bond	1.000	03/20/2016	0.841	3,900	(7)	12	5	0
	Brazil Government International Bond	1.000	06/20/2018	2.026	4,300	(68)	(58)	0	(126)
	China Government International Bond	1.000	12/20/2016	0.304	2,500	(111)	137	26	0
	Colombia Government International Bond	1.000	03/20/2019	1.394	2,900	(27)	(13)	0	(40)
	Colombia Government International Bond	1.000	06/20/2019	1.437	4,200	(10)	(59)	0	(69)
	Indonesia Government International Bond	1.000	12/20/2019	1.481	300	(7)	1	0	(6)
	Mexico Government International Bond	1.000	09/20/2021	1.490	4,000	(157)	46	0	(111)
	Panama Government International Bond	1.000	03/20/2019	1.132	2,000	(12)	3	0	(9)
	Panama Government International Bond	1.000	06/20/2019	1.171	14,300	98	(188)	0	(90)
	Penerbangan Malaysia Berhad	1.000	12/20/2018	0.867	14,300	(173)	241	68	0
	Penerbangan Malaysia Berhad	1.000	06/20/2019	0.997	400	0	0	0	0
	Penerbangan Malaysia Berhad	1.000	03/20/2020	1.216	2,100	(18)	(2)	0	(20)
	South Africa Government International Bond	1.000	09/20/2015	0.679	2,800	17	(14)	3	0
	South Africa Government International Bond	1.000	06/20/2016	0.735	400	(4)	5	1	0
FBF	Brazil Government International Bond	1.000	09/20/2019	2.310	1,100	(53)	(4)	0	(57)
	China Government International Bond	1.000	12/20/2016	0.304	2,900	(143)	174	31	0
	Colombia Government International Bond	1.000	09/20/2015	0.682	6,500	(147)	153	6	0
	Egypt Government International Bond	1.000	06/20/2016	2.108	3,600	(376)	338	0	(38)
	Indonesia Government International Bond	1.000	06/20/2021	1.912	4,000	(257)	60	0	(197)
	Peru Government International Bond	1.000	03/20/2019	1.123	2,100	(31)	22	0	(9)
GST	Brazil Government International Bond	1.000	12/20/2015	0.841	16,500	(17)	34	17	0
	Brazil Government International Bond	1.000	03/20/2016	0.841	10,400	(7)	22	15	0
	Brazil Government International Bond	1.000	06/20/2019	2.267	2,200	(97)	(7)	0	(104)
	Colombia Government International Bond	1.000	06/20/2019	1.437	5,000	24	(106)	0	(82)
	Indonesia Government International Bond	1.000	09/20/2021	1.966	5,000	(489)	220	0	(269)
	Indonesia Government International Bond	1.000	03/20/2024	2.289	3,600	(492)	159	0	(333)
	Panama Government International Bond	1.000	06/20/2019	1.171	4,100	22	(48)	0	(26)
HUS	Brazil Government International Bond	1.000	06/20/2018	2.026	3,300	(49)	(48)	0	(97)
	Colombia Government International Bond	1.000	06/20/2019	1.437	12,400	(80)	(123)	0	(203)
	Panama Government International Bond	1.000	06/20/2019	1.171	8,700	55	(110)	0	(55)
	South Africa Government International Bond	1.000	03/20/2023	2.444	1,190	(123)	10	0	(113)
	Turkey Government International Bond	1.000	03/20/2019	1.829	4,200	(232)	109	0	(123)
	Turkey Government International Bond	1.000	12/20/2019	2.025	22,000	(978)	36	0	(942)
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841	300	(4)	4	0	0
	Brazil Government International Bond	1.000	09/20/2018	2.100	5,000	(213)	44	0	(169)
	Brazil Government International Bond	1.000	12/20/2019	2.391	1,300	(49)	(26)	0	(75)
	China Government International Bond	1.000	12/20/2016	0.304	12,400	(602)	733	131	0
	Colombia Government International Bond	1.000	09/20/2015	0.682	27,600	(679)	706	27	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	10,900	46	(225)	0	(179)
	Indonesia Government International Bond	1.000	06/20/2019	1.312	1,300	(28)	13	0	(15)
	Kazakhstan Government International Bond	1.000	03/20/2016	1.062	10,000	(289)	287	0	(2)
	Panama Government International Bond	1.000	06/20/2019	1.171	11,000	54	(123)	0	(69)
	Russia Government International Bond	1.000	03/20/2016	2.463	4,300	(13)	(31)	0	(44)
MYC	Brazil Government International Bond	1.000	03/20/2016	0.841	5,800	(1)	9	8	0
	Dominican Republic Government International Bond	1.000	06/20/2016	2.326	3,400	(118)	75	0	(43)
	Export-Import Bank of China	1.000	09/20/2016	0.355	4,000	(110)	143	33	0
	Peru Government International Bond	1.960	10/20/2016	0.640	3,000	0	64	64	0
RYL	Republic of Korea	1.000	12/20/2015	0.093	1,000	2	2	4	0
UAG	Brazil Government International Bond	1.030	07/20/2017	1.646	3,875	0	(30)	0	(30)
	Colombia Government International Bond	1.000	09/20/2015	0.682	8,000	(181)	189	8	0
	Indonesia Government International Bond	1.000	06/20/2021	1.912	1,300	(86)	22	0	(64)

						$(10,332)	$2,607	$570	$(8,295)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	3,300	$(3)	$(79)	$0	$(82)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		21,900	(35)	24	0	(11)
BPS	Receive	1-Year BRL-CDI	12.255	01/02/2017		333,200	(400)	1,129	729	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		162,200	106	(117)	0	(11)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		70,100	54	(347)	0	(293)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		238,000	120	(237)	0	(117)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		5,300	9	30	39	0
DUB	Pay	1-Year BRL-CDI	8.285	01/02/2017		163,300	0	(5,381)	0	(5,381)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		80,300	(103)	279	176	0
	Receive	1-Year BRL-CDI	13.820	01/02/2017		198,600	0	45	45	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021		45,000	126	29	155	0
	Pay	1-Year BRL-CDI	12.850	01/04/2021		14,180	28	75	103	0
GLM	Pay	1-Year BRL-CDI	12.850	01/04/2021		23,500	54	117	171	0
HUS	Pay	1-Year BRL-CDI	8.320	01/02/2017		50,200	33	(1,655)	0	(1,622)
MYC	Pay	1-Year BRL-CDI	8.220	01/02/2017		145,000	(195)	(4,661)	0	(4,856)
	Pay	1-Year BRL-CDI	11.500	01/04/2021		94,900	337	(1,191)	0	(854)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		18,300	(28)	19	0	(9)
UAG	Pay	1-Year BRL-CDI	8.200	01/02/2017		4,900	(5)	(160)	0	(165)
	Receive	1-Year BRL-CDI	10.910	01/02/2017		26,800	112	148	260	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021		76,400	59	457	516	0

							$269	$(11,476)	$2,194	$(13,401)

Total Swap Agreements							$(6,888)	$(9,717)	$5,091	$(21,696)

(j)	Securities with an aggregate market value of $19,893 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Azerbaijan
Sovereign Issues	$0	$13,105	$0	$13,105
Brazil
Corporate Bonds & Notes	0	207,301	0	207,301
Sovereign Issues	0	17,540	0	17,540
Cayman Islands
Corporate Bonds & Notes	0	55,077	4,292	59,369
Chile
Corporate Bonds & Notes	0	66,671	0	66,671
Sovereign Issues	0	1,983	0	1,983
China
Corporate Bonds & Notes	0	8,707	0	8,707
Sovereign Issues	0	2,348	0	2,348
Colombia
Corporate Bonds & Notes	0	55,638	0	55,638
Sovereign Issues	0	18,520	0	18,520
Costa Rica
Sovereign Issues	0	16,977	0	16,977
Dominican Republic
Sovereign Issues	0	7,001	0	7,001
Ecuador
Sovereign Issues	0	2,217	0	2,217
El Salvador
Sovereign Issues	0	48,824	0	48,824
Ethiopia
Sovereign Issues	0	3,964	0	3,964
Gabon
Sovereign Issues	0	7,042	0	7,042
Ghana
Sovereign Issues	0	3,742	0	3,742
Guatemala
Sovereign Issues	0	29,487	0	29,487
Hong Kong
Corporate Bonds & Notes	0	16,551	0	16,551
India
Corporate Bonds & Notes	0	205	0	205
Indonesia
Corporate Bonds & Notes	0	84,841	0	84,841
Sovereign Issues	0	75,840	0	75,840
Ireland
Corporate Bonds & Notes	0	108,201	0	108,201
Israel
Corporate Bonds & Notes	0	7,928	0	7,928
Italy
Sovereign Issues	0	3,282	0	3,282
Ivory Coast
Sovereign Issues	0	6,727	0	6,727
Kazakhstan
Corporate Bonds & Notes	0	82,991	0	82,991
Sovereign Issues	0	12,190	0	12,190
Lithuania
Sovereign Issues	0	1,849	0	1,849
Luxembourg
Corporate Bonds & Notes	0	165,607	0	165,607
Malaysia
Corporate Bonds & Notes	0	871	0	871
Mexico
Corporate Bonds & Notes	0	226,612	0	226,612
Sovereign Issues	0	32,373	0	32,373
Mongolia
Sovereign Issues	0	19,464	0	19,464
Morocco
Sovereign Issues	0	21,033	0	21,033
Netherlands
Corporate Bonds & Notes	0	26,441	0	26,441
Panama
Corporate Bonds & Notes	0	1,759	0	1,759
Sovereign Issues	0	32,451	0	32,451
Paraguay
Sovereign Issues	0	9,555	0	9,555
Peru
Corporate Bonds & Notes	0	11,893	0	11,893
Sovereign Issues	0	7,342	0	7,342
Philippines
Corporate Bonds & Notes	0	1,041	0	1,041
Russia
Corporate Bonds & Notes	0	47,545	0	47,545
Sovereign Issues	0	2,399	0	2,399
Senegal
Sovereign Issues	0	7,393	0	7,393
Serbia
Sovereign Issues	0	951	0	951
Slovenia
Sovereign Issues	0	27,485	0	27,485
South Africa
Corporate Bonds & Notes	0	52,346	0	52,346
Sovereign Issues	0	7,698	0	7,698
Spain
Corporate Bonds & Notes	0	110	0	110
Sovereign Issues	0	3,071	0	3,071
Sri Lanka
Corporate Bonds & Notes	0	7,372	0	7,372
Supranational
Corporate Bonds & Notes	0	2,633	0	2,633
Trinidad and Tobago
Corporate Bonds & Notes	0	10,002	0	10,002
Tunisia
Sovereign Issues	0	598	0	598
Turkey
Corporate Bonds & Notes	0	8,134	2,885	11,019
Sovereign Issues	0	58,699	0	58,699
United Arab Emirates
Corporate Bonds & Notes	0	5,672	0	5,672
United States
Asset-Backed Securities	0	373	0	373
Corporate Bonds & Notes	0	38,307	0	38,307
Mortgage-Backed Securities	0	13,024	0	13,024
U.S. Government Agencies	0	232	0	232
U.S. Treasury Obligations	0	3,402	0	3,402
Uruguay
Sovereign Issues	0	12,490	0	12,490
Venezuela
Corporate Bonds & Notes	0	39,934	0	39,934
Sovereign Issues	0	37,859	0	37,859
Vietnam
Sovereign Issues	0	1,797	0	1,797
Virgin Islands (British)
Corporate Bonds & Notes	0	87,032	0	87,032
Zambia
Sovereign Issues	0	3,398	0	3,398
Short-Term Instruments
Repurchase Agreements	0	683	0	683
China Treasury Bills	0	1,105	0	1,105
U.S. Treasury Bills	0	18,127	0	18,127
	$0	$2,023,062	$7,177	$2,030,239

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$279,088	$0	$0	$279,088

Total Investments	$279,088	$2,023,062	$7,177	$2,309,327

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	76	323	0	399
Over the counter	0	7,976	0	7,976
	$76	$8,299	$0	$8,375

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26)	0	0	(26)
Over the counter	0	(27,064)	0	(27,064)

	$(26)	$(27,064)	$0	$(27,090)

Totals	$279,138	$2,004,297	$7,177	$2,290,612

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.2%
ARGENTINA 0.9%
CORPORATE BONDS & NOTES 0.9%
YPF S.A.
8.500% due 07/28/2025	$2,200	$2,183
8.750% due 04/04/2024	200	204

Total Argentina (Cost $2,379)		2,387

AUSTRIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sappi Papier Holding GmbH
7.500% due 06/15/2032	$1,100	1,045

Total Austria (Cost $984)		1,045

BARBADOS 0.7%
CORPORATE BONDS & NOTES 0.7%
Columbus International, Inc.
7.375% due 03/30/2021	$1,700	1,834

Total Barbados (Cost $1,751)		1,834

BERMUDA 4.9%
CORPORATE BONDS & NOTES 4.9%
Alliance Oil Co. Ltd.
10.000% due 03/11/2019	$5,272	3,796
Digicel Group Ltd.
8.250% due 09/30/2020	5,215	5,241
Digicel Ltd.
6.000% due 04/15/2021	600	580
Kosmos Energy Ltd.
7.875% due 08/01/2021	1,600	1,552
Ooredoo International Finance Ltd.
3.250% due 02/21/2023	2,000	1,933

Total Bermuda (Cost $15,028)		13,102

BRAZIL 7.0%
CORPORATE BONDS & NOTES 7.0%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$1,450	1,510
Banco BTG Pactual S.A.
4.000% due 01/16/2020	610	575
Banco Daycoval S.A.
5.750% due 03/19/2019	250	260
Banco do Brasil S.A.
9.000% due 06/18/2024 (e)	3,000	2,722
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	700	695
Banco Pan S.A.
8.500% due 04/23/2020	1,330	1,345
BR Properties S.A.
9.000% due 10/07/2015 (e)	1,310	1,293
Braskem Finance Ltd.
5.375% due 05/02/2022	600	554
Cielo S.A.
3.750% due 11/16/2022	300	278
Embraer Netherlands Finance BV
5.050% due 06/15/2025	500	501
Fibria Overseas Finance Ltd.
5.250% due 05/12/2024	300	302
Itau Unibanco Holding S.A.
5.500% due 08/06/2022	250	253
6.200% due 12/21/2021	360	382
Minerva Luxembourg S.A.
7.750% due 01/31/2023	450	454
Odebrecht Finance Ltd.
7.125% due 06/26/2042	3,400	2,618

Petrobras Global Finance BV
6.850% due 06/05/2115	1,400	1,161
Samarco Mineracao S.A.
5.375% due 09/26/2024	400	384
Suzano Trading Ltd.
5.875% due 01/23/2021	200	207
Telemar Norte Leste S.A.
5.500% due 10/23/2020	400	369
Tonon Luxembourg S.A.
10.500% due 05/14/2024 ^	300	180
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019	1,520	836
Vale Overseas Ltd.
6.875% due 11/10/2039	900	871
Votorantim Cimentos S.A.
7.250% due 04/05/2041	1,060	1,045

Total Brazil (Cost $20,876)		18,795

CANADA 2.2%
CORPORATE BONDS & NOTES 2.2%
Evraz, Inc.
7.500% due 11/15/2019	$2,500	2,475
Harvest Operations Corp.
6.875% due 10/01/2017	1,000	927
Pacific Rubiales Energy Corp.
5.375% due 01/26/2019	2,950	2,431

Total Canada (Cost $6,409)		5,833

CAYMAN ISLANDS 12.3%
BANK LOAN OBLIGATIONS 0.6%
CWC Cayman Finance Limited
5.500% due 04/28/2017	$1,611	1,615

CORPORATE BONDS & NOTES 11.7%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	1,500	1,493
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	1,000	989
Alpha Star Holding Ltd.
4.970% due 04/09/2019	3,200	2,992
Baidu, Inc.
3.500% due 11/28/2022	300	297
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	600	651
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (e)	580	587
CAR, Inc.
6.125% due 02/04/2020	300	307
China Shanshui Cement Group Ltd.
7.500% due 03/10/2020	1,200	1,031
8.500% due 05/25/2016	600	585
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018	1,500	1,512
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	730	808
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018	200	188
Greentown China Holdings Ltd.
8.500% due 02/04/2018	1,090	1,150
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024	2,150	2,116
Interoceanica Finance Ltd.
0.000% due 11/30/2018	278	260
0.000% due 11/30/2018 (c)	460	430
0.000% due 11/30/2025 (c)	76	57
KWG Property Holding Ltd.
8.250% due 08/05/2019	400	401
Lamar Funding Ltd.
3.958% due 05/07/2025	700	682
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034	700	717
Longfor Properties Co. Ltd.
6.875% due 10/18/2019	765	801
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,910
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	4,455	3,074
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)	1,162	1,110

Pontis Ltd.
0.000% due 06/08/2025 (d)	600	600
QNB Finance Ltd.
2.750% due 10/31/2018	500	510
Semiconductor Manufacturing International Corp.
4.125% due 10/07/2019	800	801
Shimao Property Holdings Ltd.
6.625% due 01/14/2020	300	304
8.375% due 02/10/2022	300	314
Sunac China Holdings Ltd.
12.500% due 10/16/2017	700	751
Swire Pacific MTN Financing Ltd.
4.500% due 10/09/2023	500	530
Tencent Holdings Ltd.
3.375% due 03/05/2018	200	207
3.800% due 02/11/2025	400	388
Wynn Macau Ltd.
5.250% due 10/15/2021	3,050	2,897

		31,450

Total Cayman Islands (Cost $34,628)		33,065

CHILE 3.6%
CORPORATE BONDS & NOTES 3.6%
Banco Santander Chile
3.875% due 09/20/2022	$500	506
Celulosa Arauco y Constitucion S.A.
4.500% due 08/01/2024	400	407
Cencosud S.A.
5.150% due 02/12/2025	2,100	2,117
Colbun S.A.
4.500% due 07/10/2024	800	800
Corpbanca S.A.
3.875% due 09/22/2019	600	610
Empresa Electrica Angamos S.A.
4.875% due 05/25/2029	1,000	987
Empresa Electrica Guacolda S.A.
4.560% due 04/30/2025	1,200	1,166
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	200	202
Inversiones CMPC S.A.
4.750% due 09/15/2024	1,250	1,267
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	1,100	1,090
SACI Falabella
4.375% due 01/27/2025	500	499

Total Chile (Cost $9,648)		9,651

CHINA 2.0%
CORPORATE BONDS & NOTES 2.0%
Bank of China Ltd.
5.000% due 11/13/2024	$2,900	2,976
China Construction Bank Corp.
3.875% due 05/13/2025	1,000	995
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	1,300	1,367

Total China (Cost $5,298)		5,338

COLOMBIA 3.3%
CORPORATE BONDS & NOTES 3.3%
Banco Bilbao Vizcaya Argentaria S.A.
4.875% due 04/21/2025	$500	490
Bancolombia S.A.
5.950% due 06/03/2021	2,090	2,302
Colombia Telecomunicaciones S.A. ESP
5.375% due 09/27/2022	400	398
8.500% due 03/30/2020 (e)	300	312
Ecopetrol S.A.
5.375% due 06/26/2026	700	694
5.875% due 05/28/2045	1,100	976
7.375% due 09/18/2043	1,100	1,156
Grupo Aval Ltd.
4.750% due 09/26/2022	1,900	1,836
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	600	632

Total Colombia (Cost $8,950)		8,796

CURACAO 0.5%
CORPORATE BONDS & NOTES 0.5%
SUAM Finance BV
4.875% due 04/17/2024	$1,250	1,263

Total Curacao (Cost $1,245)		1,263

DOMINICAN REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019	$500	513

Total Dominican Republic (Cost $486)		513

EL SALVADOR 0.3%
CORPORATE BONDS & NOTES 0.3%
Agricola Senior Trust
6.750% due 06/18/2020	$800	818

Total El Salvador (Cost $800)		818

GUATEMALA 0.9%
CORPORATE BONDS & NOTES 0.9%
Agromercantil Senior Trust
6.250% due 04/10/2019	$1,059	1,096
Industrial Senior Trust
5.500% due 11/01/2022	1,225	1,191

Total Guatemala (Cost $2,290)		2,287

HONG KONG 2.2%
CORPORATE BONDS & NOTES 2.2%
AIA Group Ltd.
3.200% due 03/11/2025	$600	579
Bank of East Asia Ltd.
4.250% due 11/20/2024	1,500	1,503
China Cinda Finance Ltd.
3.125% due 04/23/2020	900	878
China Overseas Finance Cayman Ltd.
5.950% due 05/08/2024	300	329
China Shenhua Overseas Capital Co. Ltd.
3.125% due 01/20/2020	1,000	1,000
Eastern Creation Investment Holdings Ltd.
2.625% due 11/20/2017	1,000	1,008
Poly Real Estate Finance Ltd.
5.250% due 04/25/2019	500	525

Total Hong Kong (Cost $5,862)		5,822

INDIA 3.0%
CORPORATE BONDS & NOTES 3.0%
ABJA Investment Co. Pte. Ltd.
5.950% due 07/31/2024	$1,200	1,205
Bharti Airtel International Netherlands BV
5.350% due 05/20/2024	1,100	1,167
Bharti Airtel Ltd.
4.375% due 06/10/2025	1,500	1,479
JSW Steel Ltd.
4.750% due 11/12/2019	1,700	1,632
NTPC Ltd.
4.750% due 10/03/2022	400	415
Oil India Ltd.
5.375% due 04/17/2024	700	748
Reliance Industries Ltd.
4.125% due 01/28/2025	1,400	1,367

Total India (Cost $7,967)		8,013

INDONESIA 0.8%
CORPORATE BONDS & NOTES 0.8%
Listrindo Capital BV
6.950% due 02/21/2019	$400	419
Pelabuhan Indonesia PT
4.250% due 05/05/2025	600	565
Pertamina Persero PT
6.450% due 05/30/2044	800	792
TBG Global Pte. Ltd.
4.625% due 04/03/2018	500	500

Total Indonesia (Cost $2,294)		2,276

IRELAND 2.2%
CORPORATE BONDS & NOTES 2.2%
Borets Finance Ltd.
7.625% due 09/26/2018	$1,200	1,074
EDC Finance Ltd.
4.875% due 04/17/2020	3,680	3,251
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	700	644
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.000% due 05/30/2023	600	538
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022	500	434

Total Ireland (Cost $5,708)		5,941

ISRAEL 1.1%
CORPORATE BONDS & NOTES 1.1%
Israel Electric Corp. Ltd.
5.000% due 11/12/2024	$2,800	2,850

Total Israel (Cost $2,774)		2,850

KAZAKHSTAN 0.6%
CORPORATE BONDS & NOTES 0.6%
KazMunayGas National Co. JSC
6.000% due 11/07/2044	$1,900	1,636

Total Kazakhstan (Cost $1,874)		1,636

LUXEMBOURG 5.5%
CORPORATE BONDS & NOTES 5.5%
Altice Finco S.A.
7.625% due 02/15/2025	$1,600	1,540
Aralco Finance S.A.
10.125% due 05/07/2020 ^	1,290	77
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	1,000	1,053
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	5,020	4,292
MHP S.A.
8.250% due 04/02/2020	1,200	978
Millicom International Cellular S.A.
4.750% due 05/22/2020	1,100	1,063
6.000% due 03/15/2025	1,200	1,164
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024	2,400	2,011
Topaz Marine S.A.
8.625% due 11/01/2018	1,700	1,679
VTB Bank OJSC Via VTB Capital S.A.
6.950% due 10/17/2022	800	723

Total Luxembourg (Cost $16,128)		14,580

MARSHALL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018	$800	752

Total Marshall Islands (Cost $797)		752

MAURITIUS 0.4%
CORPORATE BONDS & NOTES 0.4%
MTN Mauritius Investments Ltd.
4.755% due 11/11/2024		$1,200	1,197

Total Mauritius (Cost $1,200)			1,197

MEXICO 3.6%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172,487	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.6%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$1,000	966
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		900	900
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,780	1,932
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	1,400	1,572
Empresas ICA S.A.B. de C.V.
8.875% due 05/29/2024		$400	301
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023		400	378
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		850	890
Grupo Posadas S.A.B. de C.V.
7.875% due 06/30/2022		1,000	1,015
Hipotecaria Su Casita S.A. de C.V.
5.810% due 06/28/2018 ^	MXN	17,999	68
JB y Co. S.A. de C.V.
3.750% due 05/13/2025		$500	486
Trust F/1401
6.950% due 01/30/2044		1,100	1,189

			9,697

Total Mexico (Cost $12,609)			9,697

MOROCCO 1.0%
CORPORATE BONDS & NOTES 1.0%
OCP S.A.
4.500% due 10/22/2025		$2,800	2,671

Total Morocco (Cost $2,744)			2,671

NETHERLANDS 5.6%
CORPORATE BONDS & NOTES 5.6%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$2,100	1,711
Helios Towers Finance Netherlands BV
8.375% due 07/15/2019		1,600	1,383
Indo Energy Finance BV
6.375% due 01/24/2023		700	467
Marfrig Holding Europe BV
6.875% due 06/24/2019		1,250	1,194
Metinvest BV
8.750% due 02/14/2018		5,400	3,105
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		6,000	5,655
VTR Finance BV
6.875% due 01/15/2024		1,500	1,537

Total Netherlands (Cost $17,680)			15,052

PANAMA 0.3%
CORPORATE BONDS & NOTES 0.3%
AES Panama SRL
6.000% due 06/25/2022		$300	304
Avianca Holdings S.A.
8.375% due 05/10/2020		400	405

Total Panama (Cost $703)			709

PARAGUAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Continental SAECA
8.875% due 10/15/2017		$800	845

Total Paraguay (Cost $840)			845

PERU 1.2%
CORPORATE BONDS & NOTES 1.2%
Banco de Credito del Peru
4.250% due 04/01/2023		$1,400	1,403
Banco Internacional del Peru SAA
5.750% due 10/07/2020		500	542
Union Andina de Cementos SAA
5.875% due 10/30/2021		1,200	1,216

Total Peru (Cost $3,097)			3,161

PHILIPPINES 0.7%
CORPORATE BONDS & NOTES 0.7%
San Miguel Corp.
4.875% due 04/26/2023		$600	580
SM Investments Corp.
4.875% due 06/10/2024		1,200	1,206

Total Philippines (Cost $1,787)			1,786

ROMANIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Cable Communications Systems NV
7.500% due 11/01/2020	EUR	1,000	1,171

Total Romania (Cost $1,349)			1,171

RUSSIA 2.7%
CORPORATE BONDS & NOTES 2.7%
Polyus Gold International Ltd.
5.625% due 04/29/2020		$3,290	3,118
Sibur Securities Ltd.
3.914% due 01/31/2018		1,560	1,487
VimpelCom Holdings BV
7.504% due 03/01/2022		2,720	2,672

Total Russia (Cost $7,101)			7,277

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
Alam Synergy Pte. Ltd.
6.950% due 03/27/2020		$1,420	1,378
Oversea-Chinese Banking Corp. Ltd.
4.250% due 06/19/2024		1,200	1,211

Total Singapore (Cost $2,683)			2,589

SOUTH AFRICA 0.8%
CORPORATE BONDS & NOTES 0.8%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$1,700	1,635
FirstRand Bank Ltd.
4.250% due 04/30/2020		600	608

Total South Africa (Cost $2,247)			2,243

SOUTH KOREA 0.5%
CORPORATE BONDS & NOTES 0.5%
Woori Bank
4.750% due 04/30/2024	$1,200	1,243

Total South Korea (Cost $1,284)		1,243

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
Africa Finance Corp.
4.375% due 04/29/2020	$800	810
African Export-Import Bank
4.750% due 07/29/2019	500	511

Total Supranational (Cost $1,296)		1,321

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB
4.630% due 09/26/2022	$500	518

Total Sweden (Cost $528)		518

THAILAND 1.8%
CORPORATE BONDS & NOTES 1.8%
Bangkok Bank PCL
3.875% due 09/27/2022	$200	204
Krung Thai Bank PCL
5.200% due 12/26/2024	1,000	1,033
PTT Exploration & Production PCL
4.875% due 06/18/2019 (e)	2,000	2,010
Thai Oil PCL
3.625% due 01/23/2023	1,500	1,479

Total Thailand (Cost $4,725)		4,726

TURKEY 3.6%
CORPORATE BONDS & NOTES 3.6%
Akbank TAS
5.125% due 03/31/2025	$1,600	1,534
Arcelik A/S
5.000% due 04/03/2023	700	673
KOC Holding A/S
3.500% due 04/24/2020	1,510	1,484
Turk Telekomunikasyon A/S
4.875% due 06/19/2024	500	497
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	1,500	1,524
Turkiye Halk Bankasi A/S
4.750% due 02/11/2021	900	888
Turkiye Is Bankasi
5.000% due 04/30/2020	1,400	1,418
Turkiye Sise ve Cam Fabrikalari A/S
4.250% due 05/09/2020	500	492
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	1,300	1,266

Total Turkey (Cost $9,702)		9,776

UNITED ARAB EMIRATES 1.9%
CORPORATE BONDS & NOTES 1.9%
Abu Dhabi National Energy Co. PJSC
3.625% due 01/12/2023	$1,400	1,396
Burgan Tier 1 Financing Ltd.
7.250% due 09/30/2019 (e)	500	498
DP World Ltd.
6.850% due 07/02/2037	1,600	1,752
First Gulf Bank PJSC
2.625% due 02/24/2020	500	498
NBK Tier 1 Financing Ltd.
5.750% due 04/09/2021 (e)	1,000	1,015

Total United Arab Emirates (Cost $5,280)		5,159

UNITED KINGDOM 5.1%
CORPORATE BONDS & NOTES 5.1%
Afren PLC
6.625% due 12/09/2020		$700	319
11.500% due 02/01/2016 ^		12,630	5,810
Fresnillo PLC
5.500% due 11/13/2023		500	530
Hikma Pharmaceuticals PLC
4.250% due 04/10/2020		900	899
NBG Finance PLC
4.375% due 04/30/2019	EUR	900	406
Petra Diamonds U.S. Treasury PLC
8.250% due 05/31/2020		$1,000	1,020
Tullow Oil PLC
6.000% due 11/01/2020		3,420	3,117
Vedanta Resources PLC
7.125% due 05/31/2023		1,390	1,327
8.250% due 06/07/2021		325	332

Total United Kingdom (Cost $21,563)			13,760

UNITED STATES 2.2%
CORPORATE BONDS & NOTES 2.2%
California Resources Corp.
5.500% due 09/15/2021		$850	741
JBS USA LLC
5.750% due 06/15/2025		1,000	992
Rio Oil Finance Trust
6.250% due 07/06/2024		2,300	2,265
Southern Copper Corp.
5.250% due 11/08/2042		2,290	1,999

Total United States (Cost $6,219)			5,997

VIRGIN ISLANDS (BRITISH) 3.0%
CORPORATE BONDS & NOTES 3.0%
Big Will Investments Ltd.
10.875% due 04/29/2016		$650	678
CNPC General Capital Ltd.
2.750% due 05/14/2019		1,200	1,201
3.400% due 04/16/2023		200	195
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		1,350	1,242
GTL Trade Finance, Inc.
7.250% due 04/16/2044		700	654
HLP Finance Ltd.
4.450% due 04/16/2021		1,300	1,348
QGOG Constellation S.A.
6.250% due 11/09/2019		3,200	2,352
Star Energy Geothermal Wayang Windu Ltd.
6.125% due 03/27/2020		500	480

Total Virgin Islands (British) (Cost $7,932)			8,150

SHORT-TERM INSTRUMENTS 1.5%
COMMERCIAL PAPER 0.8%
Afren PLC
15.000% due 04/25/2016		$2,200	2,133

U.S. TREASURY BILLS 0.7%
0.028% due 08/06/2015 - 09/10/2015 (b)(h)		1,950	1,950

Total Short-Term Instruments (Cost $4,049)			4,083

Total Investments in Securities (Cost $270,794)			249,728

	SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III		1,658,644	16,450

Total Short-Term Instruments (Cost $16,452)	16,450

Total Investments in Affiliates (Cost $16,452)	16,450

Total Investments 99.3% (Cost $287,246)	$266,178
Financial Derivative Instruments (f)(g) (0.7%) (Cost or Premiums, net $(1,035))	(2,186)
Other Assets and Liabilities, net 1.4%	4,014

Net Assets 100.0%	$268,006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Security becomes interest bearing at a future date.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	FinancIal Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Long	09/2015	170	$(161)	$0	$(5)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	57	(239)	0	(4)

Total Futures Contracts				$(400)	$0	$(9)

Swap Agreements:

Interest Rate swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$1,400	$7	$(6)	$1	$0
Pay	3-Month USD-LIBOR	2.000	12/16/2020	6,300	(5)	13	0	(2)
Receive	3-Month USD-LIBOR	2.500	12/16/2025	4,000	31	(26)	3	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	3,700	190	(47)	8	0

					$223	$(66)	$12	$(2)

Total Swap Agreements					$223	$(66)	$12	$(2)

Cash of $1,313 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2015	JPY	1,230,400		$9,958	$0	$(96)
	07/2015		$2,406	MXN	37,305	0	(33)
DUB	07/2015	BRL	6,254		$2,016	4	0
	07/2015		$2,305	BRL	6,254	0	(294)
GLM	07/2015		9,943	JPY	1,230,400	110	0
	08/2015	JPY	1,230,400		$9,947	0	(111)
JPM	07/2015	BRL	6,254		2,120	109	0
	07/2015		$2,016	BRL	6,254	0	(4)
MSB	08/2015	EUR	3,979		$4,473	34	0
SCX	07/2015	MXN	37,305		2,393	21	0
	09/2015		$2,379	MXN	37,305	0	(20)
UAG	07/2015		951	EUR	858	10	(4)

Total Forward Foreign Currency Contracts						$288	$(562)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY 93.000	09/08/2016	$2,200	$(40)	$(3)
CBK	Put - OTC USD versus JPY	95.000	09/08/2016	2,500	(52)	(5)
JPM	Put - OTC USD versus JPY	91.000	02/18/2016	2,730	(69)	(1)

					$(161)	$(9)

Total Written Options					$(161)	$(9)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2020	0.547%		$2,200	$48	$0	$48	$0
	Mexico Government International Bond	1.000	06/20/2020	1.269		3,800	(33)	(14)	0	(47)
	Qatar Government International Bond	1.000	06/20/2020	0.572		2,200	41	5	46	0
	Thailand Government International Bond	1.000	06/20/2020	0.999		4,100	(9)	10	1	0
	Thailand Government International Bond	1.000	09/20/2020	1.049		3,600	(5)	(3)	0	(8)
BPS	China Government International Bond	1.000	06/20/2020	0.888		4,100	20	3	23	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2019	4.276		8,500	(511)	(419)	0	(930)
	Petroleos Mexicanos	1.000	03/20/2019	1.649		2,900	(56)	(10)	0	(66)
	South Africa Government International Bond	1.000	09/20/2015	0.679		1,700	11	(9)	2	0
	Thailand Government International Bond	1.000	09/20/2020	1.049		2,700	(3)	(3)	0	(6)
BRC	Israel Electric Corp. Ltd.	1.000	09/20/2015	1.034		6,300	(75)	76	1	0
	Petroleos Mexicanos	1.000	03/20/2019	1.649		2,000	(51)	5	0	(46)
	Qatar Government International Bond	1.000	06/20/2020	0.572		2,300	33	15	48	0
	South Africa Government International Bond	1.000	09/20/2015	0.679		600	4	(3)	1	0
CBK	AK Transneft OAO	1.000	03/20/2017	3.759		8,700	(129)	(268)	0	(397)
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2020	0.547		2,300	47	4	51	0
DUB	Brazil Government International Bond	1.000	03/20/2016	0.841		1,800	(1)	3	2	0
	Colombia Government International Bond	1.000	06/20/2019	1.437		2,600	15	(58)	0	(43)
	South Africa Government International Bond	1.000	09/20/2015	0.679		600	4	(3)	1	0
GST	Altice Finco S.A.	5.000	06/20/2019	3.158	EUR	900	61	9	70	0
	Brazil Government International Bond	1.000	03/20/2016	0.841		$3,400	(5)	10	5	0
	China Government International Bond	1.000	06/20/2020	0.888		2,200	16	(4)	12	0
	Colombia Government International Bond	1.000	06/20/2019	1.437		1,500	8	(32)	0	(24)
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2020	0.547		1,800	37	3	40	0
	Mexico Government International Bond	1.000	06/20/2020	1.269		1,800	(18)	(4)	0	(22)
	Petrobras International Finance Co.	1.000	09/20/2019	4.019		6,000	(347)	(338)	0	(685)
	Petroleos Mexicanos	1.000	03/20/2019	1.649		3,400	(63)	(15)	0	(78)
	Qatar Government International Bond	1.000	06/20/2020	0.572		1,800	31	6	37	0
HUS	Chile Government International Bond	1.000	06/20/2020	0.843		5,600	46	(3)	43	0
JPM	Altice Finco S.A.	5.000	06/20/2019	3.158	EUR	200	8	8	16	0
MYC	Thailand Government International Bond	1.000	06/20/2020	0.999		$2,200	2	(1)	1	0

							$(874)	$(1,030)	$448	$(2,352)

Total Swap Agreements							$(874)	$(1,030)	$448	$(2,352)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $1,950 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2,387	$0	$2,387
Austria
Corporate Bonds & Notes	0	1,045	0	1,045
Barbados
Corporate Bonds & Notes	0	1,834	0	1,834
Bermuda
Corporate Bonds & Notes	0	13,102	0	13,102
Brazil
Corporate Bonds & Notes	0	18,795	0	18,795
Canada
Corporate Bonds & Notes	0	5,833	0	5,833
Cayman Islands
Bank Loan Obligations	0	1,615	0	1,615
Corporate Bonds & Notes	0	30,963	487	31,450
Chile
Corporate Bonds & Notes	0	9,651	0	9,651
China
Corporate Bonds & Notes	0	5,338	0	5,338
Colombia
Corporate Bonds & Notes	0	8,796	0	8,796
Curacao
Corporate Bonds & Notes	0	1,263	0	1,263
Dominican Republic
Corporate Bonds & Notes	0	513	0	513
El Salvador
Corporate Bonds & Notes	0	818	0	818
Guatemala
Corporate Bonds & Notes	0	2,287	0	2,287
Hong Kong
Corporate Bonds & Notes	0	5,822	0	5,822
India
Corporate Bonds & Notes	0	8,013	0	8,013
Indonesia
Corporate Bonds & Notes	0	2,276	0	2,276
Ireland
Corporate Bonds & Notes	0	5,941	0	5,941
Israel
Corporate Bonds & Notes	0	2,850	0	2,850
Kazakhstan
Corporate Bonds & Notes	0	1,636	0	1,636
Luxembourg
Corporate Bonds & Notes	0	14,580	0	14,580
Marshall Islands
Corporate Bonds & Notes	0	752	0	752
Mauritius
Corporate Bonds & Notes	0	1,197	0	1,197
Mexico
Corporate Bonds & Notes	0	9,629	68	9,697
Morocco
Corporate Bonds & Notes	0	2,671	0	2,671
Netherlands
Corporate Bonds & Notes	0	15,052	0	15,052
Panama
Corporate Bonds & Notes	0	709	0	709
Paraguay
Corporate Bonds & Notes	0	845	0	845
Peru
Corporate Bonds & Notes	0	3,161	0	3,161
Philippines
Corporate Bonds & Notes	0	1,786	0	1,786
Romania
Corporate Bonds & Notes	0	1,171	0	1,171
Russia
Corporate Bonds & Notes	0	7,277	0	7,277
Singapore
Corporate Bonds & Notes	0	2,589	0	2,589
South Africa
Corporate Bonds & Notes	0	2,243	0	2,243
South Korea
Corporate Bonds & Notes	0	1,243	0	1,243
Supranational
Corporate Bonds & Notes	0	1,321	0	1,321
Sweden
Corporate Bonds & Notes	0	518	0	518
Thailand
Corporate Bonds & Notes	0	4,726	0	4,726
Turkey
Corporate Bonds & Notes	0	9,776	0	9,776
United Arab Emirates
Corporate Bonds & Notes	0	5,159	0	5,159
United Kingdom
Corporate Bonds & Notes	0	13,760	0	13,760
United States
Corporate Bonds & Notes	0	5,997	0	5,997
Virgin Islands (British)
Corporate Bonds & Notes	0	8,150	0	8,150
Short-Term Instruments
Commercial Paper	0	2,133	0	2,133
U.S. Treasury Bills	0	1,950	0	1,950
	$0	$249,173	$555	$249,728

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,450	$0	$0	$16,450

Total Investments	$16,450	$249,173	$555	$266,178

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	736	0	736
	$0	$748	$0	$748

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(2)	0	(11)
Over the counter	0	(2,923)	0	(2,923)

	$(9)	$(2,925)	$0	$(2,934)

Totals	$16,441	$246,996	$555	$263,992

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.4%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$500	$513

Total Bermuda (Cost $510)			513

BRAZIL 25.9%
CORPORATE BONDS & NOTES 6.5%
Banco BTG Pactual S.A.
4.875% due 07/08/2016		$1,000	1,019
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	22,000	24,956
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$4,900	4,925
Banco Pan S.A.
5.500% due 08/04/2015		4,450	4,467
Banco Santander Brasil S.A.
4.250% due 01/14/2016		11,750	11,924
4.625% due 02/13/2017		41,185	42,515
Banco Votorantim S.A.
5.250% due 02/11/2016		5,220	5,317
Caixa Economica Federal
2.375% due 11/06/2017		9,520	9,186
4.500% due 10/03/2018		1,850	1,863
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		20,460	20,767
Itau Unibanco Holding S.A.
2.850% due 05/26/2018		22,200	22,082
Petrobras Global Finance BV
1.896% due 05/20/2016		35,100	34,668
2.000% due 05/20/2016		23,300	23,083
2.415% due 01/15/2019		29,800	27,625
2.643% due 03/17/2017		13,400	13,155
3.000% due 01/15/2019		2,400	2,226
3.500% due 02/06/2017		1,000	992
3.875% due 01/27/2016		63,479	63,829
5.875% due 03/01/2018		21,140	21,616
6.125% due 10/06/2016		1,400	1,449
7.875% due 03/15/2019		52,935	56,346
8.375% due 12/10/2018		3,400	3,722

			397,732

SOVEREIGN ISSUES 19.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		17,500	17,675
4.125% due 09/15/2017	EUR	34,900	40,562
6.369% due 06/16/2018		$5,400	5,805
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (b)	BRL	1,322,000	410,878
0.000% due 01/01/2016 (b)		952,400	286,179
0.000% due 04/01/2016 (b)		853,300	248,141
0.000% due 01/01/2017 (b)		108,000	28,530
0.000% due 07/01/2017 (b)		208,400	51,928
0.000% due 07/01/2018 (b)		43,000	9,569
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017		5,053	1,610
10.000% due 01/01/2025		298,000	82,970

			1,183,847

Total Brazil (Cost $1,737,457)			1,581,579

CAYMAN ISLANDS 2.4%
ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.515% due 10/20/2020		$1,659	1,654

CORPORATE BONDS & NOTES 2.4%
Alibaba Group Holding Ltd.
0.806% due 11/28/2017		7,400	7,365
1.625% due 11/28/2017		42,600	42,602

Baidu, Inc.
2.250% due 11/28/2017		400	403
3.250% due 08/06/2018		4,000	4,121
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,300	3,325
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (b)		5,195	4,857
IPIC GMTN Ltd.
3.125% due 11/15/2015		12,275	12,396
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		1,105	857
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		1,043	719
6.750% due 10/01/2023		1,011	728
Pemex Finance Ltd.
9.150% due 11/15/2018		7,000	8,031
10.610% due 08/15/2017		141	155
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (b)		13,740	13,126
QNB Finance Ltd.
1.528% due 10/31/2016		500	503
3.125% due 11/16/2015		45,255	45,613
Tencent Holdings Ltd.
2.000% due 05/02/2017		5,000	5,018

			149,819

Total Cayman Islands (Cost $151,082)			151,473

CHILE 1.0%
CORPORATE BONDS & NOTES 1.0%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$3,000	3,052
Banco del Estado de Chile
2.000% due 11/09/2017		16,500	16,633
Banco Santander Chile
1.176% due 04/11/2017		5,100	5,089
1.875% due 01/19/2016		5,000	5,013
3.750% due 09/22/2015		28,300	28,412
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		3,000	3,015

Total Chile (Cost $61,205)			61,214

CHINA 1.6%
CORPORATE BONDS & NOTES 1.1%
Agricultural Bank Of China
1.191% due 05/21/2018		$45,700	45,719
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		20,200	20,185

			65,904

SOVEREIGN ISSUES 0.5%
China Development Bank Corp.
2.950% due 08/02/2015	CNY	38,000	6,131
5.800% due 01/03/2016		99	16
5.840% due 01/03/2019		2,160	379
China Government International Bond
2.480% due 12/01/2020		5,000	761
3.290% due 04/18/2020		5,140	832
3.380% due 05/23/2023		700	111
4.080% due 08/22/2023		700	117
Export-Import Bank of China
3.350% due 06/18/2017		100,000	16,093
4.875% due 07/21/2015		$7,699	7,711

			32,151

Total China (Cost $98,375)			98,055

COLOMBIA 3.8%
CORPORATE BONDS & NOTES 0.6%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	11,003
Ecopetrol S.A.
4.250% due 09/18/2018		10,000	10,438
7.625% due 07/23/2019		15,930	18,539

			39,980

SOVEREIGN ISSUES 3.2%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	28
Colombia Government International Bond
2.076% due 11/16/2015		$64,848	65,040
7.375% due 01/27/2017		900	984
7.375% due 03/18/2019		700	814
12.000% due 10/22/2015	COP	295,691,000	115,826
Colombian TES
5.000% due 11/21/2018		8,935,000	3,401
7.000% due 05/04/2022		1,816,000	706
7.250% due 06/15/2016		27,683,000	10,910

			197,709

Total Colombia (Cost $271,469)			237,689

CROATIA 0.0%
SOVEREIGN ISSUES 0.0%
Croatia Government International Bond
6.250% due 04/27/2017		$800	849

Total Croatia (Cost $835)			849

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$3,700	4,042

Total El Salvador (Cost $4,079)			4,042

FRANCE 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Agricole S.A.
0.833% due 06/12/2017		$16,000	15,996

Total France (Cost $16,000)			15,996

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.754% due 05/30/2017		$6,500	6,463

Total Germany (Cost $6,500)			6,463

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	902
CNOOC Finance Ltd.
1.125% due 05/09/2016		8,200	8,194
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		3,900	3,907

Total Hong Kong (Cost $12,985)			13,003

INDIA 2.1%
CORPORATE BONDS & NOTES 2.1%
Bank of India
4.750% due 09/30/2015		$1,525	1,538
Export-Import Bank of India
4.000% due 08/07/2017		27,650	28,747
HDFC Bank Ltd.
3.000% due 11/30/2016		17,000	17,341
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,122
4.406% due 03/30/2016		5,350	5,489
ONGC Videsh Ltd.
2.500% due 05/07/2018		1,200	1,198
State Bank of India
2.426% due 01/21/2016		4,800	4,795
4.125% due 08/01/2017		3,900	4,056
4.500% due 07/27/2015		58,925	59,064

Total India (Cost $126,770)			127,350

INDONESIA 5.5%
CORPORATE BONDS & NOTES 1.9%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$15,810	16,363
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		24,868	25,552
Majapahit Holding BV
7.250% due 06/28/2017		6,345	6,916
7.750% due 10/17/2016		61,667	66,215

			115,046

SOVEREIGN ISSUES 3.6%
Indonesia Government International Bond
6.875% due 03/09/2017		91,290	99,506
6.875% due 01/17/2018		76,400	85,700
7.500% due 01/15/2016		6,250	6,465
11.625% due 03/04/2019		24,100	31,631

			223,302

Total Indonesia (Cost $335,003)			338,348

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.0%
Avoca CLO PLC
0.348% due 09/15/2021	EUR	144	161

CORPORATE BONDS & NOTES 0.2%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$200	204
5.326% due 02/03/2016 (e)		425	432
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		1,600	1,555
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		5,100	5,157
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		2,500	2,541

			9,889

Total Ireland (Cost $10,154)			10,050

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$6,300	6,308

Total Israel (Cost $6,300)			6,308

KAZAKHSTAN 1.7%
CORPORATE BONDS & NOTES 1.7%
Intergas Finance BV
6.375% due 05/14/2017		$29,844	31,038
KazMunayGas National Co. JSC
9.125% due 07/02/2018		18,950	21,485
Samruk-Energy JSC
3.750% due 12/20/2017		51,100	49,822

Total Kazakhstan (Cost $104,216)			102,345

LUXEMBOURG 4.4%
CORPORATE BONDS & NOTES 4.4%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$19,600	19,943
5.092% due 11/29/2015		24,800	25,110
6.212% due 11/22/2016		12,800	13,280
9.250% due 04/23/2019		400	446
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	12,612
6.299% due 05/15/2017		250	253
7.750% due 05/29/2018		3,000	3,094
8.700% due 03/17/2016	RUB	647,800	11,505

Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$200	202
5.180% due 06/28/2019		3,700	3,571
5.400% due 03/24/2017		12,200	12,337
5.499% due 07/07/2015		140,420	140,455
7.000% due 01/31/2016	RUB	158,000	2,802
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		$4,700	4,561
6.250% due 07/26/2016		1,000	1,031
6.700% due 10/25/2017		17,495	18,282

Total Luxembourg (Cost $279,888)			269,484

MALAYSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$10,750	11,069

SOVEREIGN ISSUES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		400	410

Total Malaysia (Cost $11,474)			11,479

MEXICO 3.8%
CORPORATE BONDS & NOTES 3.8%
America Movil S.A.B. de C.V.
1.288% due 09/12/2016		$25,000	25,061
6.000% due 06/09/2019	MXN	232,400	14,876
6.450% due 12/05/2022		140,400	8,602
9.000% due 01/15/2016		100,700	6,584
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$700	700
BBVA Bancomer S.A.
4.500% due 03/10/2016		92,659	94,837
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		630	19
Petroleos Mexicanos
2.295% due 07/18/2018		12,500	12,774
5.750% due 03/01/2018		42,500	46,339
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	317,100	20,758

			230,550

SOVEREIGN ISSUES 0.0%
Mexico Government International Bond
11.375% due 09/15/2016		$140	158

Total Mexico (Cost $243,926)			230,708

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$15,515	16,169
SABIC Capital BV
3.000% due 11/02/2015		6,270	6,311
Waha Aerospace BV
3.925% due 07/28/2020		286	298

Total Netherlands (Cost $22,710)			22,778

PERU 0.1%
CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$6,700	6,809

Total Peru (Cost $6,846)			6,809

PHILIPPINES 0.0%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$600	644

Total Philippines (Cost $641)			644

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.000% due 04/25/2016	PLN	2,700	738

Total Poland (Cost $961)			738

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$20,000	20,010
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		2,259	2,338

Total Qatar (Cost $22,351)			22,348

RUSSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
SCF Capital Ltd.
5.375% due 10/27/2017		$300	292

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	55

Total Russia (Cost $384)			347

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
5.375% due 03/31/2016		$3,900	3,920

Total Singapore (Cost $3,939)			3,920

SLOVENIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	4,600	5,213

Total Slovenia (Cost $5,071)			5,213

SOUTH AFRICA 0.3%
CORPORATE BONDS & NOTES 0.3%
FirstRand Bank Ltd.
4.375% due 06/09/2016		$6,600	6,781
Transnet SOC Ltd.
4.500% due 02/10/2016		12,220	12,467

Total South Africa (Cost $19,203)			19,248

SOUTH KOREA 4.9%
CORPORATE BONDS & NOTES 2.7%
Hana Bank
1.375% due 02/05/2016		$9,600	9,619
4.000% due 11/03/2016		2,597	2,689
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		8,450	8,722
Industrial Bank of Korea
1.375% due 10/05/2015		19,300	19,313
3.750% due 09/29/2016		15,185	15,653
Kookmin Bank
0.758% due 09/14/2015		6,600	6,599
1.152% due 01/27/2017		1,500	1,508
Korea Electric Power Corp.
3.000% due 10/05/2015		16,560	16,660
Korea Exchange Bank
1.750% due 09/27/2015		8,600	8,620
4.875% due 01/14/2016		6,950	7,089
Korea Expressway Corp.
1.625% due 04/28/2017		2,300	2,301

Korea Hydro & Nuclear Power Co. Ltd.
1.064% due 05/22/2017		36,500	36,494
3.125% due 09/16/2015		18,650	18,741
Korea National Oil Corp.
2.875% due 11/09/2015		704	709
4.000% due 10/27/2016		1,350	1,399
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		700	718
KT Corp.
4.875% due 07/15/2015		160	160
Shinhan Bank
0.924% due 04/08/2017		2,800	2,799
4.125% due 10/04/2016		950	984
4.375% due 09/15/2015		900	907
Woori Bank
4.500% due 10/07/2015		450	454
4.750% due 01/20/2016		400	408

			162,546

SOVEREIGN ISSUES 2.2%
Export-Import Bank of Korea
1.027% due 01/14/2017		2,900	2,913
1.133% due 09/17/2016		4,100	4,117
1.250% due 11/20/2015		46,200	46,244
4.000% due 01/11/2017		4,400	4,575
4.125% due 09/09/2015		1,518	1,528
Korea Development Bank
0.976% due 08/20/2015		22,300	22,302
1.000% due 01/22/2016		700	701
1.170% due 08/20/2015		1,800	1,801
3.250% due 03/09/2016		2,100	2,131
3.500% due 08/22/2017		700	728
3.875% due 05/04/2017		1,000	1,041
4.000% due 09/09/2016		1,300	1,343
4.375% due 08/10/2015		5,000	5,020
Korea Housing Finance Corp.
3.500% due 12/15/2016		11,000	11,337
4.125% due 12/15/2015		25,325	25,695
Korea Land & Housing Corp.
1.875% due 08/02/2017		3,000	3,011

			134,487

Total South Korea (Cost $296,847)			297,033

SPAIN 0.0%
SOVEREIGN ISSUES 0.0%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	232
Autonomous Community of Valencia
3.250% due 07/06/2015		420	470
4.375% due 07/16/2015		740	830

Total Spain (Cost $1,879)			1,532

SRI LANKA 0.1%
SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$3,800	3,800

Total Sri Lanka (Cost $3,918)			3,800

TURKEY 0.5%
CORPORATE BONDS & NOTES 0.2%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$4,600	4,871
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		10,000	10,010

			14,881

SOVEREIGN ISSUES 0.3%
Turkey Government International Bond
6.750% due 04/03/2018		800	884
7.000% due 09/26/2016		8,250	8,836

7.500% due 07/14/2017		8,700	9,634

			19,354

Total Turkey (Cost $34,057)			34,235

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$10,388	11,284

Total United Arab Emirates (Cost $11,306)			11,284

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Afren PLC
11.500% due 02/01/2016 ^		$9,250	4,255

Total United Kingdom (Cost $9,329)			4,255

UNITED STATES 4.6%
ASSET-BACKED SECURITIES 0.2%
AFC Home Equity Loan Trust
0.967% due 02/25/2029		$207	174
Carrington Mortgage Loan Trust
0.507% due 10/25/2035		16	16
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		176	132
Credit-Based Asset Servicing and Securitization LLC
0.305% due 07/25/2037		54	36
Educational Funding Co. LLC
0.256% due 10/25/2029		2,817	2,616
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036		55	31
GSAA Trust
0.487% due 05/25/2047		458	341
GSAMP Trust
0.257% due 12/25/2036		134	74
HSI Asset Loan Obligation Trust
0.245% due 12/25/2036		52	22
JPMorgan Mortgage Acquisition Trust
0.295% due 08/25/2036		3,268	1,846
MASTR Asset-Backed Securities Trust
0.237% due 01/25/2037		283	127
Morgan Stanley Mortgage Loan Trust
0.417% due 02/25/2037		383	226
New Century Home Equity Loan Trust
0.367% due 05/25/2036		523	391
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^		326	121
0.267% due 11/25/2036 ^		239	102
SLM Student Loan Trust
0.347% due 07/25/2023		4,025	4,021

			10,276

CORPORATE BONDS & NOTES 4.2%
AbbVie, Inc.
1.200% due 11/06/2015		2,620	2,623
1.800% due 05/14/2018		14,300	14,256
Ally Financial, Inc.
2.955% due 07/18/2016		300	303
3.125% due 01/15/2016		9,100	9,145
3.500% due 07/18/2016		46,375	47,187
American Honda Finance Corp.
0.657% due 05/26/2016		100	100
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		1,023	1,023
Bank of America Corp.
3.958% due 10/21/2025	MXN	35,000	2,449
BellSouth Corp.
4.821% due 04/26/2021		$6,800	6,996
CIT Group, Inc.
4.250% due 08/15/2017		23,425	23,835
ConAgra Foods, Inc.
0.646% due 07/21/2016		2,400	2,394
Cox Communications, Inc.
5.875% due 12/01/2016		3,983	4,228
Dell, Inc.
3.100% due 04/01/2016		9,100	9,123

DISH DBS Corp.
7.125% due 02/01/2016		28,900	29,695
Enterprise Products Operating LLC
3.200% due 02/01/2016		7,500	7,592
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		1,400	1,413
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,923
HCA, Inc.
6.500% due 02/15/2016		500	517
7.190% due 11/15/2015		3,295	3,365
Hyundai Capital America
1.625% due 10/02/2015		978	979
3.750% due 04/06/2016		3,225	3,285
International Lease Finance Corp.
5.750% due 05/15/2016		1,100	1,129
6.750% due 09/01/2016		2,100	2,213
8.625% due 09/15/2015		31,900	32,339
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016		1,000	998
Lehman Brothers Holdings, Inc.
4.730% due 06/01/2049 (c)	CAD	5,325	554
MGM Resorts International
6.625% due 07/15/2015		$4,600	4,605
6.875% due 04/01/2016		900	934
7.500% due 06/01/2016		100	105
Navient Corp.
6.250% due 01/25/2016		1,329	1,357
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017		3,300	3,313
PepsiCo, Inc.
0.492% due 02/26/2016		2,700	2,704
Prudential Covered Trust
2.997% due 09/30/2015		3,360	3,378
Reynolds American, Inc.
1.050% due 10/30/2015		8,265	8,237
Springleaf Finance Corp.
5.400% due 12/01/2015		22,800	23,056
5.750% due 09/15/2016		300	311
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		2,000	2,185

			259,849

MORTGAGE-BACKED SECURITIES 0.1%
American Home Mortgage Investment Trust
0.587% due 03/25/2046		4,079	3,433
Banc of America Mortgage Trust
2.717% due 07/25/2034		224	227
Countrywide Alternative Loan Trust
4.966% due 10/25/2035 ^		149	126
Countrywide Home Loan Mortgage Pass-Through Trust
2.349% due 04/20/2035		1,073	1,074
4.866% due 02/20/2036 ^		241	213
Credit Suisse First Boston Mortgage Securities Corp.
2.217% due 06/25/2033		927	912
Morgan Stanley Capital Trust
5.861% due 04/12/2049		461	460
Structured Adjustable Rate Mortgage Loan Trust
2.499% due 07/25/2034		1,967	1,970

			8,415

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.346% due 06/01/2043 - 07/01/2044		356	365
1.978% due 11/01/2035		54	57
4.166% due 09/01/2035		34	36
5.100% due 11/01/2035		139	149
5.287% due 09/01/2035		106	113
5.310% due 10/01/2035		33	35
5.329% due 08/01/2035		19	20
Freddie Mac
0.467% due 09/25/2031		173	163
2.237% due 08/01/2035		19	20
5.000% due 07/01/2025 - 12/01/2041		2,508	2,780

			3,738

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.250% due 10/15/2015 (i)		784	785

Total United States (Cost $284,561)			283,063

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
6.875% due 01/15/2016		$9,100	9,350

Total Vietnam (Cost $9,339)			9,350

VIRGIN ISLANDS (BRITISH) 0.8%
CORPORATE BONDS & NOTES 0.8%
Cheung Kong Infrastructure Finance BVI Ltd.
0.981% due 06/20/2017		$8,400	8,382
CNPC General Capital Ltd.
1.450% due 04/16/2016		10,200	10,221
Rosneft Finance S.A.
6.625% due 03/20/2017		800	831
7.500% due 07/18/2016		9,800	10,227
7.875% due 03/13/2018		16,350	17,167

Total Virgin Islands (British) (Cost $47,698)			46,828

SHORT-TERM INSTRUMENTS 24.3%
CERTIFICATES OF DEPOSIT 0.3%
Kookmin Bank
0.744% due 07/15/2015		$16,800	16,800

COMMERCIAL PAPER 3.1%
Afren PLC
15.000% due 04/25/2016		15,006	14,320
Edison International
0.450% due 07/07/2015		5,000	5,000
0.460% due 07/13/2015		34,600	34,595
Hyundai Capital America
0.520% due 07/15/2015		7,900	7,898
MARRIOTT INTERNATION
0.470% due 07/09/2015		23,800	23,798
NBC Universal Enterprise, Inc.
0.450% due 07/13/2015		12,400	12,398
Pacific Gas & Electric Co.
0.430% due 07/02/2015		5,900	5,900
Plains All American Pipelone LP
0.530% due 07/06/2015		23,800	23,798
Thermo Fisher Scientific, Inc.
1.040% due 09/14/2015		12,400	12,373
Williams Partners LP
0.520% due 07/06/2015		33,900	33,898
0.550% due 07/14/2015		3,400	3,399
Xerox Corp.
0.500% due 07/27/2015		10,250	10,246

			187,623

REPURCHASE AGREEMENTS (d) 0.1%			4,330

SHORT-TERM NOTES 0.3%
JPMorgan Chase Bank N.A.
0.000% due 07/02/2015 (b)		$20,189	20,187

CHINA TREASURY BILLS 0.0%
0.010% due 10/13/2015	CNY	100	16

JAPAN TREASURY BILLS 12.1%
0.003% due 07/06/2015 - 07/27/2015 (a)	JPY	90,300,000	737,836

MEXICO TREASURY BILLS 7.9%
3.301% due 04/28/2016	MXN	821,000	50,758
3.301% due 09/03/2015 - 03/03/2016 (a)		6,905,200	433,694

			484,452

U.S. TREASURY BILLS 0.5%
0.011% due 08/06/2015 - 11/12/2015 (a)(g)(i)		$30,178	30,177

Total Short-Term Instruments (Cost $1,510,037)			1,481,421

Total Investments in Securities (Cost $5,769,305)			5,521,794

	SHARES
INVESTMENTS IN AFFILIATES 10.5%
SHORT-TERM INSTRUMENTS 10.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio III	64,589,878	640,602

Total Short-Term Instruments (Cost $640,677)		640,602

Total Investments in Affiliates (Cost $640,677)		640,602

Total Investments 100.9% (Cost $6,409,982)		$6,162,396
Financial Derivative Instruments (f)(h) 3.3% (Cost or Premiums, net $(2,395))		201,763
Other Assets and Liabilities, net (4.2%)		(258,824)

Net Assets 100.0%		$6,105,335

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2049	10/05/2012	$0	$554	0.01%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$4,330	Fannie Mae 2.260% due 10/17/2022	$(4,421)	$4,330	$4,330

Total Repurchase Agreements						$(4,421)	$4,330	$4,330

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(2.500)%	04/28/2015	12/31/2015	$(308)	$(308)
	(2.500)	05/20/2015	12/31/2015	(232)	(232)

Total Reverse Repurchase Agreements					$(540)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $8,511 at a weighted average interest rate of (1.056%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	07/01/2045	$13,000	$(14,402)	$(14,310)
Freddie Mac	6.000	07/01/2045	2,000	(2,277)	(2,265)

				$(16,679)	$(16,575)

Total Short Sales				$(16,679)	$(16,575)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $534 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$961,200	$(5,114)	$(532)	$66	$0

Total Swap Agreements					$(5,114)	$(532)	$66	$0

(g)	Securities with an aggregate market value of $525 and cash of $5,328 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	HUF	2,172,520		$7,791	$117	$0
	07/2015	JPY	33,800,000		281,923	5,663	0
	07/2015	KRW	9,003,421		8,095	59	0
	07/2015	MXN	203,049		13,073	159	0
	07/2015	PEN	180,236		56,705	18	0
	07/2015		$117,744	INR	7,471,434	0	(574)
	07/2015		18,240	KRW	20,277,722	0	(133)
	07/2015		1,502	MXN	23,197	0	(27)
	07/2015		56,626	PEN	180,236	61	0
	07/2015		44,693	PLN	165,152	0	(802)
	07/2015		13,053	TRY	35,244	0	(12)
	07/2015	ZAR	55,328		$4,559	33	0
	08/2015		$27,572	ILS	106,768	722	0
	08/2015		1,798	RUB	99,643	0	(21)
	09/2015		13,891	ILS	53,488	286	0
	09/2015		7,552	ZAR	92,663	0	(53)
	01/2016	PEN	180,236		$54,930	0	(305)
BPS	07/2015	BRL	1,256,940		414,095	10,736	(919)
	07/2015	CLP	17,621,996		28,555	1,023	0
	07/2015	JPY	30,603,873		255,208	5,385	(250)
	07/2015	PEN	173,936		55,078	372	0
	07/2015		$403,294	BRL	1,256,940	1,735	(751)
	07/2015		138,259	CLP	85,245,804	0	(5,074)
	07/2015		54,723	PEN	173,936	0	(17)
	08/2015		288,521	BRL	905,668	0	(580)
	09/2015	MXN	906,416		$57,964	578	0
	09/2015		$15,243	PEN	47,779	0	(377)
	10/2015	BRL	135,007		$49,902	7,881	0
	01/2016		134,025		46,480	6,026	0
	04/2016		173,300		48,476	0	(2,359)
	07/2017		138,000		46,920	10,966	0
BRC	/		$10,000	BRL	10,000	0	(31)
	07/2015	INR	1,011,970		$15,840	0	(30)
	07/2015	JPY	24,450,000		204,603	4,814	0
	07/2015	KRW	10,308,240		9,270	65	0
	07/2015	TWD	431,506		13,975	3	0
	07/2015		$5,083	COP	12,931,464	0	(133)
	07/2015		21,732	CZK	554,018	924	0
	07/2015		11,757	IDR	156,374,190	0	(98)
	07/2015		56,995	INR	3,616,596	0	(278)
	07/2015		18,371	PLN	68,857	151	(222)
	07/2015		105,225	RUB	5,838,887	599	(177)
	07/2015		298,362	TWD	9,146,286	0	(2,212)
	07/2015		116,140	ZAR	1,419,313	141	(178)
	08/2015	RUB	209,528		$3,739	1	0
	08/2015		$29,819	BRL	93,751	0	(13)
	08/2015		93,783	THB	3,153,924	0	(569)
	09/2015	CNY	142,979		$23,293	0	(7)
CBK	07/2015	BRL	45,408		14,681	76	0
	07/2015	ILS	224,796		58,752	0	(815)
	07/2015	JPY	4,660,000		39,022	944	0
	07/2015	PLN	8,899		2,409	44	0
	07/2015	TRY	3,686		1,337	0	(27)
	07/2015		$14,636	BRL	45,408	0	(31)
	07/2015		8,468	COP	21,631,650	0	(186)
	07/2015		70,303	EUR	62,190	138	(1,108)
	07/2015		7,100	IDR	95,246,500	1	0
	07/2015		4,717	MXN	72,270	0	(120)
	07/2015		12,631	PLN	46,900	0	(167)
	07/2015		55,655	TRY	147,445	0	(994)
	08/2015		66,144	ILS	255,778	1,639	0
	09/2015		2,000	CNY	11,918	0	(58)
	09/2015		422,199	MXN	6,674,389	0	(209)
	09/2015		6,932	PEN	21,794	0	(151)
	01/2016	BRL	310,000		$101,573	8,002	0
DUB	/		$13,976	MXN	13,976	0	(26)
	/		2,794	PEN	2,794	0	0
	07/2015	BRL	446,957		$143,339	240	(659)
	07/2015	CLP	15,975,742		25,792	832	0
	07/2015	KRW	45,689,040		42,188	1,406	0
	07/2015	MXN	96,588		6,261	118	0
	07/2015	PEN	31,554		9,940	34	0
	07/2015	PLN	44,171		11,984	245	0
	07/2015	TRY	39,299		14,082	0	(459)
	07/2015		$159,047	BRL	446,957	69	(15,358)
	07/2015		38,844	CLP	24,075,595	0	(1,228)
	07/2015		34,909	COP	88,835,314	0	(899)
	07/2015		4,659	CZK	113,610	0	(13)
	07/2015		93,425	IDR	1,257,497,869	333	0
	07/2015		688,934	KRW	746,115,236	0	(22,958)
	07/2015		4,938	MXN	75,356	0	(145)
	07/2015		13,222	PEN	41,873	1	(72)
	07/2015		10,595	PLN	39,367	0	(133)
	07/2015		7,214	TRY	19,324	0	(6)
	07/2015		3,446	ZAR	41,583	0	(44)
	07/2015	ZAR	69,931		$5,753	32	0
	08/2015	THB	66,018		1,948	0	(3)
	08/2015		$14,349	BRL	45,054	0	(25)
	08/2015		1,747	RUB	97,896	0	0
	09/2015		10,090	CNY	61,375	0	(88)
	09/2015		27,623	PEN	86,617	0	(674)
	01/2016	BRL	466,665		$155,220	14,362	0
	01/2016	PEN	1,533		467	0	(3)
	04/2016	MXN	797,787		49,725	83	0
	04/2016		$5,000	CNY	29,900	0	(187)
	10/2016	BRL	133,395		$36,694	0	(506)
FBF	07/2015		186,400		69,428	9,475	0
	07/2015	KRW	15,620,660		14,060	117	0
	07/2015		$59,090	BRL	186,400	863	0
	07/2015		46,260	MXN	710,809	0	(1,052)
	07/2015		81,857	RUB	4,504,788	0	(349)
	08/2015	RUB	2,108,364		$37,270	0	(342)
	08/2015		$36,347	IDR	491,960,389	46	0
	09/2015		9,667	CLP	6,173,034	0	(87)
	09/2015		619,552	CNY	3,807,766	974	0
GLM	07/2015	BRL	1,876,008		$632,554	29,781	(620)
	07/2015	EUR	20,685		22,612	0	(449)
	07/2015	IDR	95,211,000		7,100	1	0
	07/2015		$661,655	BRL	1,876,008	7,915	(66,178)
	07/2015		7,522	CLP	4,598,199	0	(338)
	07/2015		4,659	CZK	113,602	0	(13)
	07/2015		12,763	ILS	48,313	39	0
	07/2015		4,590	PEN	14,539	0	(25)
	07/2015		68,314	PHP	3,064,549	0	(394)
	07/2015		874	PLN	3,187	0	(27)
	07/2015		43,685	RON	180,462	1,263	0
	07/2015	ZAR	10,578		$844	0	(21)
	08/2015	CHF	484		519	0	0
	08/2015		$13,364	ILS	51,173	197	0
	08/2015		67,620	THB	2,273,397	0	(430)
	09/2015	PEN	508		$160	2	0
	09/2015		$11,407	PEN	36,805	21	0
	10/2015	BRL	527,993		$194,269	29,928	0
	01/2016		540,195		182,500	19,448	0
HUS	/	PEN	8,917		8,917	2	0
	07/2015	BRL	113,680		46,082	9,518	0
	07/2015	CLP	9,608,020		15,109	98	0
	07/2015	COP	353,193,967		138,331	3,113	0
	07/2015	IDR	25,741,256		1,912	0	(7)
	07/2015	PLN	40,947		10,836	0	(46)
	07/2015	TWD	64,386		2,082	0	(3)
	07/2015		$36,640	BRL	113,680	0	(77)
	07/2015		3,277	MXN	50,460	0	(68)
	07/2015		28,753	PLN	105,122	0	(816)
	07/2015		439,302	SGD	594,074	1,821	(187)
	07/2015		176,357	TRY	488,129	4,259	0
	07/2015		12,160	ZAR	146,687	0	(161)
	08/2015	MYR	5,581		$1,474	0	(6)
	08/2015	RUB	1,053,996		18,635	0	(168)
	08/2015	THB	1,524,779		44,992	0	(73)
JPM	/	ZAR	342,978		342,978	14	0
	07/2015	BRL	5,761		1,818	0	(35)
	07/2015	CAD	38,506		31,006	177	0
	07/2015	HUF	3,324,038		11,892	151	0
	07/2015	IDR	101,436,258		7,571	8	0
	07/2015	KRW	9,976,434		8,970	61	0
	07/2015		$1,857	BRL	5,761	0	(4)
	07/2015		31,184	CAD	38,506	0	(355)
	07/2015		147,226	INR	9,495,353	1,684	0
	07/2015		266,335	PLN	999,971	0	(582)
	07/2015		3,475	RON	14,338	96	0
	07/2015		28,898	TWD	887,752	0	(153)
	08/2015	CAD	38,506		$31,169	353	0
	08/2015		$63,343	INR	4,115,367	876	0
	09/2015	ZAR	92,729		$7,552	47	0
	04/2016	BRL	400,000		122,489	5,156	0
	07/2017		177,000		60,020	13,906	0
MSB	07/2015		136,500		43,995	92	0
	07/2015	PEN	11,433		3,608	12	0
	07/2015	RUB	30,920,428		567,035	7,573	0
	07/2015		$42,995	BRL	136,500	909	0
	07/2015		7,522	CLP	4,592,933	0	(346)
	07/2015		26,052	JPY	3,213,873	208	0
	07/2015		8,570	PEN	27,163	0	(35)
	07/2015		1,538	PLN	5,728	0	(16)
	07/2015		291,620	RUB	16,478,732	6,540	0
	07/2015		4,535	ZAR	55,371	0	(5)
	07/2015	ZAR	14,495		$1,192	6	0
	08/2015	EUR	127,212		142,996	1,097	0
	08/2015	JPY	3,213,873		26,062	0	(209)
	08/2015		$13,143	BRL	41,730	124	0
	08/2015		562,664	RUB	31,122,989	39	(7,491)
	09/2015	PEN	26,884		$8,382	17	0
	01/2016	BRL	346,200		120,388	15,891	0
	04/2016		280,000		82,027	0	(106)
NGF	07/2015		$21,202	MXN	323,547	0	(624)
	10/2015	MXN	963,462		$61,937	1,149	0
RBC	07/2015		$84,622	MXN	1,295,104	0	(2,253)
	07/2015		2,798	PLN	10,277	0	(67)
SCX	07/2015	EUR	41,505		$46,509	237	0
	07/2015	IDR	334,464,000		24,960	23	0
	07/2015	KRW	55,448,417		49,381	0	(112)
	07/2015	MYR	60,870		16,284	79	0
	08/2015		$46,528	EUR	41,505	0	(237)
	08/2015		7,792	IDR	105,345,479	1	0
	08/2015		201,807	INR	13,082,161	2,334	0
	09/2015	HKD	14,220		$1,834	0	0
	09/2015	MXN	892,177		57,529	1,097	0
	03/2016		2,542,759		162,877	3,956	0
SOG	07/2015	CZK	16,093		662	4	0
	07/2015	KRW	3,896,654		3,491	13	0
	07/2015		$76,136	CZK	1,951,096	3,650	0
	07/2015		1,634	KRW	1,765,913	0	(58)
	07/2015		71,977	RUB	4,098,020	2,171	0
	09/2015	MXN	1,476,487		$97,133	3,610	0
UAG	07/2015	BRL	713,735		275,001	45,438	0
	07/2015	IDR	279,748,945		20,869	11	0
	07/2015	MXN	197,080		12,775	241	0
	07/2015		$230,044	BRL	713,735	0	(481)
	07/2015		148,012	IDR	1,984,728,935	70	(103)
	07/2015		8,399	MXN	128,140	0	(250)
	08/2015	THB	43,195		$1,276	0	(1)
	08/2015		$259,302	MYR	978,044	136	0
	08/2015		85,402	THB	2,891,718	62	0
	07/2017	BRL	393,400		$134,549	32,055	0

Total Forward Foreign Currency Contracts						$357,372	$(149,014)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC USD versus KRW	KRW	1,120.000	07/01/2015		$51,580	$691	$111
DUB	Put - OTC EUR versus USD		$1.120	08/06/2015	EUR	44,100	1,334	936
	Call - OTC USD versus BRL	BRL	3.210	07/21/2015		$50,374	426	338
	Put - OTC USD versus TRY	TRY	2.630	07/03/2015		24,600	170	16
GLM	Call - OTC USD versus BRL	BRL	3.100	08/03/2015		43,000	1,494	1,165
	Call - OTC USD versus KRW	KRW	1,130.000	09/25/2015		61,500	972	918
HUS	Put - OTC EUR versus USD		$1.120	08/06/2015	EUR	45,300	876	961
MSB	Call - OTC USD versus KRW	KRW	1,130.000	09/25/2015		$61,500	988	918
SOG	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	98,300	1,801	1,917

							$8,752	$7,280

Options on Indices

Counterparty	Description	Strike Value		Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index		3,600.000	12/20/2019	EUR	8	$2,705	$3,267

Total Purchased Options							$11,457	$10,547

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,095.000	07/09/2015		$59,800	$(241)	$(24)
	Put - OTC USD versus ZAR	ZAR	11.780	09/25/2015		30,211	(293)	(252)
BRC	Call - OTC USD versus KRW	KRW	1,150.000	07/01/2015		51,580	(291)	0
CBK	Put - OTC USD versus JPY	JPY	119.500	07/09/2015		31,000	(79)	(29)
DUB	Put - OTC EUR versus USD		$1.080	08/06/2015	EUR	44,100	(565)	(327)
	Call - OTC EUR versus USD		1.175	08/06/2015		44,100	(112)	(95)
	Put - OTC USD versus BRL	BRL	3.040	07/21/2015		$50,374	(402)	(220)
	Call - OTC USD versus BRL		4.000	03/10/2016		12,100	(379)	(184)
	Put - OTC USD versus INR	INR	64.040	07/22/2015		6,200	(86)	(48)
	Call - OTC USD versus PEN	PEN	3.200	07/16/2015		24,000	(160)	(68)
	Call - OTC USD versus TRY	TRY	2.820	07/03/2015		24,600	(162)	(1)
GLM	Call - OTC USD versus BRL	BRL	3.300	08/03/2015		43,000	(680)	(245)
	Call - OTC USD versus KRW	KRW	1,155.000	09/25/2015		61,500	(557)	(518)
	Call - OTC USD versus KRW		1,170.000	09/25/2015		61,500	(397)	(366)
HUS	Put - OTC EUR versus USD		$1.080	08/06/2015	EUR	45,300	(399)	(336)
	Call - OTC EUR versus USD		1.175	08/06/2015		45,300	(467)	(97)
	Call - OTC USD versus BRL	BRL	3.300	08/03/2015		$43,600	(876)	(249)
	Call - OTC USD versus PEN	PEN	3.220	07/30/2015		12,700	(36)	(36)
JPM	Call - OTC USD versus INR	INR	64.100	07/21/2015		29,600	(421)	(110)
	Put - OTC USD versus INR		64.040	07/22/2015		30,300	(428)	(233)
	Put - OTC USD versus INR		62.000	07/28/2015		31,600	(149)	(7)
MSB	Call - OTC USD versus KRW	KRW	1,155.000	09/25/2015		61,500	(562)	(518)
	Call - OTC USD versus KRW		1,170.000	09/25/2015		61,500	(405)	(366)
SOG	Put - OTC EUR versus USD		$1.050	09/28/2015	EUR	98,300	(670)	(766)
	Put - OTC EUR versus USD		1.075	09/28/2015		98,300	(1,131)	(1,235)
UAG	Call - OTC USD versus INR	INR	63.820	07/21/2015		$6,900	(96)	(37)

							$(10,044)	$(6,367)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	8	$(2,660)	$(1,763)

Total Written Options						$(12,704)	$(8,130)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	0.682%	$800	$4	$(2)	$2	$0
	Colombia Government International Bond	1.000	06/20/2019	1.437	1,300	(3)	(18)	0	(21)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	0.724	3,400	(25)	1	0	(24)
	South Africa Government International Bond	1.000	09/20/2015	0.679	13,400	79	(66)	13	0
BPS	South Africa Government International Bond	1.000	09/20/2015	0.679	6,800	45	(38)	7	0
BRC	Colombia Government International Bond	1.000	06/20/2019	1.437	4,400	19	(91)	0	(72)
	South Africa Government International Bond	1.000	09/20/2015	0.679	2,800	19	(16)	3	0
CBK	Russia Government International Bond	1.000	03/20/2016	2.463	20,000	0	(207)	0	(207)
DUB	Brazil Government International Bond	1.000	03/20/2016	0.841	400	(1)	2	1	0
	Colombia Government International Bond	1.000	03/20/2016	0.682	800	5	(3)	2	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	11,100	(27)	(155)	0	(182)
	Petroleos Mexicanos	1.000	03/20/2016	0.706	10,000	(160)	184	24	0
	South Africa Government International Bond	1.000	09/20/2015	0.679	2,800	17	(14)	3	0
FBF	Colombia Government International Bond	1.000	03/20/2016	0.682	300	1	0	1	0
GST	Brazil Government International Bond	1.000	03/20/2016	0.841	15,700	(7)	29	22	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	4,100	20	(87)	0	(67)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394	1,000	(10)	(7)	0	(17)
HUS	Colombia Government International Bond	1.000	03/20/2016	0.682	8,800	58	(36)	22	0
JPM	Brazil Government International Bond	1.000	03/20/2016	0.841	5,000	(15)	22	7	0
	Russia Government International Bond	1.000	03/20/2016	2.463	68,000	(73)	(629)	0	(702)
MYC	Brazil Government International Bond	1.000	03/20/2016	0.841	5,600	(1)	9	8	0
	Export-Import Bank of China	1.000	09/20/2016	0.355	1,000	(27)	35	8	0
	Qatar Government International Bond	1.000	06/20/2016	0.148	2,000	3	14	17	0

						$(79)	$(1,073)	$140	$(1,292)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.810%	01/04/2016	BRL	164,800	$(7)	$(310)	$0	$(317)
	Pay	1-Year BRL-CDI	8.860	01/02/2017		8,100	(6)	(196)	0	(202)
	Pay	1-Year BRL-CDI	8.910	01/02/2017		44,900	6	(1,203)	0	(1,197)
	Pay	1-Year BRL-CDI	13.720	01/02/2017		18,200	73	881	954	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021		51,700	(83)	58	0	(25)
BPS	Pay	1-Year BRL-CDI	11.320	01/04/2016		93,000	(8)	(209)	0	(217)
	Pay	1-Year BRL-CDI	8.485	01/02/2017		8,600	43	(301)	0	(258)
	Pay	1-Year BRL-CDI	10.910	01/02/2017		38,000	(20)	(349)	0	(369)
	Pay	1-Year BRL-CDI	11.470	01/02/2017		88,800	(143)	(408)	0	(551)
	Receive	1-Year BRL-CDI	12.255	01/02/2017		70,300	(82)	236	154	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		140,000	52	(62)	0	(10)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		153,200	(370)	(271)	0	(641)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		29,400	(14)	(60)	0	(74)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		55,000	(52)	25	0	(27)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		74,800	124	421	545	0
BRC	Pay	1-Year BRL-CDI	11.470	01/02/2017		37,000	(20)	(210)	0	(230)
CBK	Pay	1-Year BRL-CDI	11.320	01/04/2016		202,600	(29)	(444)	0	(473)
	Pay	1-Year BRL-CDI	12.180	01/02/2018		81,100	(286)	(188)	0	(474)
DUB	Pay	1-Year BRL-CDI	9.210	01/02/2017		49,300	0	(1,198)	0	(1,198)
	Pay	1-Year BRL-CDI	10.630	01/02/2017		44,000	(91)	(468)	0	(559)
	Pay	1-Year BRL-CDI	10.770	01/02/2017		33,600	0	(369)	0	(369)
	Receive	1-Year BRL-CDI	13.820	01/02/2017		490,400	0	110	110	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		206,400	155	(169)	0	(14)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		46,830	94	247	341	0
FBF	Pay	1-Year BRL-CDI	12.360	01/02/2018		74,000	75	(385)	0	(310)
GLM	Receive	1-Year BRL-CDI	13.900	01/02/2017		200,600	115	(129)	0	(14)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		37,000	(27)	9	0	(18)
	Pay	1-Year BRL-CDI	12.850	01/04/2021		72,600	168	360	528	0
HUS	Receive	1-Year BRL-CDI	12.255	01/02/2017		105,200	(146)	376	230	0
	Receive	1-Year BRL-CDI	13.820	01/02/2017		36,700	(1)	9	8	0
	Receive	1-Year BRL-CDI	13.900	01/02/2017		25,000	9	(11)	0	(2)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		15,000	(16)	9	0	(7)
	Pay	1-Year BRL-CDI	12.800	01/04/2021		130,000	(288)	726	438	0
	Pay	3-Month ZAR-JIBAR	7.500	06/19/2023	ZAR	31,000	(52)	(46)	0	(98)
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	307,400	(59)	(658)	0	(717)
MYC	Pay	1-Year BRL-CDI	10.910	01/02/2017		211,000	303	(2,352)	0	(2,049)
	Pay	1-Year BRL-CDI	10.920	01/02/2017		23,700	0	(228)	0	(228)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		52,900	(81)	55	0	(26)
SOG	Pay	28-Day MXN-TIIE	4.310	08/30/2016	MXN	100,000	0	28	28	0
UAG	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	140,560	(405)	(183)	0	(588)

							$(1,069)	$(6,857)	$3,336	$(11,262)

Total Swap Agreements							$(1,148)	$(7,930)	$3,476	$(12,554)

(i)	Securities with an aggregate market value of $30,437 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$513	$0	$513
Brazil
Corporate Bonds & Notes	0	397,732	0	397,732
Sovereign Issues	0	1,183,847	0	1,183,847
Cayman Islands
Asset-Backed Securities	0	1,654	0	1,654
Corporate Bonds & Notes	0	144,962	4,857	149,819
Chile
Corporate Bonds & Notes	0	61,214	0	61,214
China
Corporate Bonds & Notes	0	65,904	0	65,904
Sovereign Issues	0	32,151	0	32,151
Colombia
Corporate Bonds & Notes	0	39,980	0	39,980
Sovereign Issues	0	197,709	0	197,709
Croatia
Sovereign Issues	0	849	0	849
El Salvador
Sovereign Issues	0	4,042	0	4,042
France
Corporate Bonds & Notes	0	15,996	0	15,996
Germany
Corporate Bonds & Notes	0	6,463	0	6,463
Hong Kong
Corporate Bonds & Notes	0	13,003	0	13,003
India
Corporate Bonds & Notes	0	127,350	0	127,350
Indonesia
Corporate Bonds & Notes	0	115,046	0	115,046
Sovereign Issues	0	223,302	0	223,302
Ireland
Asset-Backed Securities	0	161	0	161
Corporate Bonds & Notes	0	9,889	0	9,889
Israel
Corporate Bonds & Notes	0	6,308	0	6,308
Kazakhstan
Corporate Bonds & Notes	0	102,345	0	102,345
Luxembourg
Corporate Bonds & Notes	0	269,484	0	269,484
Malaysia
Corporate Bonds & Notes	0	11,069	0	11,069
Sovereign Issues	0	410	0	410
Mexico
Corporate Bonds & Notes	0	230,550	0	230,550
Sovereign Issues	0	158	0	158
Netherlands
Corporate Bonds & Notes	0	22,778	0	22,778
Peru
Corporate Bonds & Notes	0	6,809	0	6,809
Philippines
Corporate Bonds & Notes	0	644	0	644
Poland
Sovereign Issues	0	738	0	738
Qatar
Corporate Bonds & Notes	0	22,348	0	22,348
Russia
Corporate Bonds & Notes	0	292	0	292
Sovereign Issues	0	55	0	55
Singapore
Corporate Bonds & Notes	0	3,920	0	3,920
Slovenia
Corporate Bonds & Notes	0	5,213	0	5,213
South Africa
Corporate Bonds & Notes	0	19,248	0	19,248
South Korea
Corporate Bonds & Notes	0	162,546	0	162,546
Sovereign Issues	0	134,487	0	134,487
Spain
Sovereign Issues	0	1,532	0	1,532
Sri Lanka
Sovereign Issues	0	3,800	0	3,800
Turkey
Corporate Bonds & Notes	0	14,881	0	14,881
Sovereign Issues	0	19,354	0	19,354
United Arab Emirates
Corporate Bonds & Notes	0	11,284	0	11,284
United Kingdom
Corporate Bonds & Notes	0	4,255	0	4,255
United States
Asset-Backed Securities	0	10,276	0	10,276
Corporate Bonds & Notes	0	259,295	554	259,849
Mortgage-Backed Securities	0	8,415	0	8,415
U.S. Government Agencies	0	3,738	0	3,738
U.S. Treasury Obligations	0	785	0	785
Vietnam
Sovereign Issues	0	9,350	0	9,350
Virgin Islands (British)
Corporate Bonds & Notes	0	46,828	0	46,828
Short-Term Instruments
Certificates of Deposit	0	16,800	0	16,800
Commercial Paper	0	187,623	0	187,623
Repurchase Agreements	0	4,330	0	4,330
Short-Term Notes	0	20,187	0	20,187
China Treasury Bills	0	16	0	16
Japan Treasury Bills	0	737,836	0	737,836
Mexico Treasury Bills	0	484,452	0	484,452
U.S. Treasury Bills	0	30,177	0	30,177
	$0	$5,516,383	$5,411	$5,521,794

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$640,602	$0	$0	$640,602

Total Investments	$640,602	$5,516,383	$5,411	$6,162,396

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,575)	$0	$(16,575)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	66	0	66
Over the counter	0	371,395	0	371,395
	$0	$371,461	$0	$371,461

Financial Derivative Instruments - Liabilities
Over the counter	$(24)	$(169,674)	$0	$(169,698)

Totals	$640,578	$5,701,595	$5,411	$6,347,584

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

June 30, 2015 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$284

Total Short-Term Instruments (Cost $284)		284

Total Investments in Securities (Cost $284)		284

	SHARES
INVESTMENTS IN AFFILIATES 100.0%
UNITED STATES 98.8%
MUTUAL FUNDS (a) 98.8%
PIMCO Emerging Local Bond Fund	30,304,063	235,766
PIMCO Emerging Markets Bond Fund	6,409,910	65,317
PIMCO Emerging Markets Corporate Bond Fund	10,763,466	114,523

Total United States (Cost $467,123)		415,606

SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	508,737	5,046

Total Short-Term Instruments (Cost $5,046)		5,046

Total Investments in Affiliates (Cost $472,169)		420,652

Total Investments 100.1% (Cost $472,453)		$420,936
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $(2))		(6)
Other Assets and Liabilities, net (0.1%)		(338)

Net Assets 100.0%		$420,592

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$284	Fannie Mae 2.260% due 10/17/2022	$(294)	$284	$284

Total Repurchase Agreements						$(294)	$284	$284

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Russia Government International Bond	1.000%	09/20/2015	2.462%	$1,800	$(2)	$(4)	$0	$(6)

Total Swap Agreements						$(2)	$(4)	$0	$(6)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$284	$0	$284
	$0	$284	$0	$284

Investments in Affiliates, at Value
United States
Mutual Funds	415,606	0	0	415,606
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,046	0	0	5,046

	$420,652	$0	$0	$420,652

Total Investments	$420,652	$284	$0	$420,936

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6)	$0	$(6)

Totals	$420,652	$278	$0	$420,930

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.9%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$41

Total Corporate Bonds & Notes (Cost $29)		41

MUNICIPAL BONDS & NOTES 0.1%
OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	77

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	80

Total Municipal Bonds & Notes (Cost $189)		157

U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.000% due 11/15/2030 (b)	400	230
3.765% due 12/01/2025	2,000	2,118
4.000% due 02/25/2019	30	31
5.000% due 08/25/2033	54	61
5.500% due 04/25/2033 - 08/25/2035	87	96
6.000% due 12/25/2034	188	230
Financing Corp.
0.000% due 09/26/2019 (b)	200	185
Freddie Mac
0.000% due 03/15/2028 - 07/15/2032 (b)	21,309	12,763
5.500% due 02/15/2024	56	63
6.000% due 06/15/2035	304	360
Ginnie Mae
5.500% due 10/20/2037	152	184
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023 (b)	5,100	4,125
5.500% due 09/18/2023 - 12/04/2023	1,000	1,212
NCUA Guaranteed Notes
0.555% due 11/06/2017	615	616
Residual Funding Corp. Strips
0.000% due 04/15/2030 (b)	4,100	2,501
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029 (b)	3,191	2,101
Small Business Administration
5.290% due 12/01/2027	208	229
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,375

Total U.S. Government Agencies (Cost $26,936)		28,480

U.S. TREASURY OBLIGATIONS 100.8%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)	3,700	3,431
2.750% due 11/15/2042	300	278
3.000% due 05/15/2042 (e)	3,100	3,024
3.125% due 02/15/2042 (e)	3,900	3,904
4.250% due 05/15/2039 (h)	600	722
4.375% due 11/15/2039 (e)	2,500	3,062
4.375% due 05/15/2041 (e)	3,600	4,431
4.500% due 08/15/2039 (e)	4,800	5,986
4.625% due 02/15/2040 (e)	5,300	6,732
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2045 (e)	7,040	6,383
1.375% due 02/15/2044 (e)	3,860	4,090
2.000% due 01/15/2026	238	273
3.625% due 04/15/2028	439	597
U.S. Treasury Strips
0.000% due 05/15/2033 (b)	14,200	8,199
0.000% due 05/15/2036 (b)	25,000	12,903
0.000% due 11/15/2039 (b)	34,000	15,450
0.000% due 02/15/2040 (b)	13,000	5,858
0.000% due 05/15/2040 (b)	11,000	4,925
0.000% due 08/15/2040 (b)	22,500	9,926

0.000% due 02/15/2041 (b)	10,000	4,258
0.000% due 02/15/2042 (b)	65,800	27,766
0.000% due 08/15/2042 (b)	112,200	46,239
0.000% due 11/15/2042 (b)	178,500	72,850
0.000% due 11/15/2043 (b)	56,500	22,548
0.000% due 05/15/2044 (b)	125,300	48,909

Total U.S. Treasury Obligations (Cost $314,136)		322,744

MORTGAGE-BACKED SECURITIES 0.6%
Countrywide Home Loan Mortgage Pass-Through Trust
2.554% due 09/25/2047 ^	494	444
Credit Suisse First Boston Mortgage Securities Corp.
2.288% due 07/25/2033	1	1
JPMorgan Mortgage Trust
2.555% due 07/25/2035	201	205
WaMu Mortgage Pass-Through Certificates Trust
0.888% due 01/25/2047	4	4
2.187% due 10/25/2046	10	9
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,100	1,200

Total Mortgage-Backed Securities (Cost $1,680)		1,863

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
2.795% due 07/25/2036	6	6

Total Asset-Backed Securities (Cost $6)		6

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.2%		750

U.S. TREASURY BILLS 0.3%
0.011% due 09/10/2015 - 10/08/2015 (a)(e)	863	863

Total Short-Term Instruments (Cost $1,613)		1,613

Total Investments in Securities (Cost $344,589)		354,904

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	396,068	3,928

Total Short-Term Instruments (Cost $3,928)		3,928

Total Investments in Affiliates (Cost $3,928)		3,928

Total Investments 112.1% (Cost $348,517)		$358,832
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $(563))		(243)
Other Assets and Liabilities, net (12.1%)		(38,431)

Net Assets 100.0%		$320,158

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$750	Fannie Mae 2.260% due 10/17/2022	$(765)	$750	$750

Total Repurchase Agreements						$(765)	$750	$750

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.420%	06/18/2015	07/08/2015	$(471)	$(471)
	0.480	06/26/2015	07/10/2015	(3,990)	(3,990)
BSN	0.280	05/26/2015	07/27/2015	(2,580)	(2,581)
GRE	0.460	06/22/2015	07/07/2015	(1,232)	(1,232)
	0.470	06/24/2015	07/08/2015	(777)	(777)
	0.580	06/30/2015	07/07/2015	(638)	(638)

Total Reverse Repurchase Agreements					$(9,689)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.600%	06/26/2015	07/02/2015	$(1,512)	$(1,512)
GSC	0.280	05/14/2015	07/14/2015	(2,031)	(2,034)
	0.285	05/14/2015	07/14/2015	(1,268)	(1,248)
	0.300	05/19/2015	07/17/2015	(374)	(375)
	0.350	06/02/2015	07/02/2015	(6,106)	(6,109)
MSC	0.260	05/11/2015	07/10/2015	(5,210)	(5,216)
	0.270	05/12/2015	07/13/2015	(1,662)	(1,664)
	0.300	05/20/2015	07/13/2015	(1,099)	(1,101)
	0.300	05/20/2015	07/20/2015	(9,088)	(9,108)
	0.370	06/05/2015	07/06/2015	(3,510)	(3,513)
TDM	0.250	05/04/2015	08/04/2015	(1,392)	(1,400)

Total Sale-Buyback Transactions					$(33,280)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $44,149 at a weighted average interest rate of 0.248%.

(e)	Securities with an aggregate market value of $42,396 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Short	09/2015	140	$157	$4	$0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	50	(8)	3	0

Total Futures Contracts				$149	$7	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$11,500	$(88)	$(35)	$3	$0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	14,400	119	(94)	10	0

					$31	$(129)	$13	$0

Total Swap Agreements					$31	$(129)	$13	$0

Cash of $1,457 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	474,200		$3,835	$0	$(40)
BPS	07/2015		$3,826	JPY	474,200	49	0
	08/2015	JPY	474,200		$3,828	0	(49)
FBF	08/2015	EUR	3,571		3,984	1	0

Total Forward Foreign Currency Contracts						$50	$(89)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$1,600	$141	$101
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	2,600	218	165
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	1,600	141	101

							$500	$367

Total Purchased Options							$500	$367

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(31)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$3,600	$(149)	$(97)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	5,600	(225)	(151)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	3,600	(149)	(97)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	35,900	(263)	(67)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	35,900	(246)	(177)

							$(1,032)	$(589)

Total Written Options							$(1,063)	$(591)

(h)	Securities with an aggregate market value of $275 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$ 0	$41	$0	$41
Municipal Bonds & Notes
Ohio	0	77	0	77
West Virginia	0	80	0	80
U.S. Government Agencies	0	28,480	0	28,480
U.S. Treasury Obligations	0	322,744	0	322,744
Mortgage-Backed Securities	0	1,863	0	1,863
Asset-Backed Securities	0	6	0	6
Short-Term Instruments
Repurchase Agreements	0	750	0	750
U.S. Treasury Bills	0	863	0	863
	$ 0	$354,904	$0	$354,904

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 3,928	$0	$0	$3,928

Total Investments	$ 3,928	$354,904	$0	$358,832

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	13	0	20
Over the counter	0	417	0	417
	$ 7	$430	$0	$437

Financial Derivative Instruments - Liabilities
Over the counter	$ 0	$(680)	$0	$(680)

Totals	$ 3,935	$354,654	$0	$358,589

There were no significant transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1%
BANK LOAN OBLIGATIONS 7.3%
Albertson’s Holdings LLC
5.000% due 08/25/2019		$1,284	$1,290
5.375% due 03/21/2019		2,247	2,259
Amaya Holdings BV
5.000% due 08/01/2021		5,955	5,954
8.000% due 08/01/2022		1,400	1,416
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		865	868
Charter Communications Operating LLC
3.000% due 07/01/2020		794	785
3.000% due 01/04/2021		99	98
Crown Castle Operating Co.
3.000% due 01/31/2021		695	692
CSC Holdings, Inc.
2.687% due 04/17/2020		425	422
Dell International LLC
4.000% due 04/29/2020		2,494	2,496
Delos Finance SARL
3.500% due 03/06/2021		629	629
Endo Luxembourg Finance Co. SARL
3.750% due 06/11/2022		800	803
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		7,154	7,172
Gardner Denver, Inc.
4.250% due 07/30/2020		2,122	2,076
Gates Global, Inc.
4.250% due 07/03/2021		1,191	1,175
H.J. Heinz Co.
3.250% due 06/05/2020		3,873	3,878
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		3,288	3,292
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		6,233	6,197
Las Vegas Sands LLC
3.250% due 12/18/2020		895	892
Numericable U.S. LLC
4.500% due 05/21/2020		1,493	1,498
OGX
TBD% - 13.000% due 04/10/2049		751	842
Rise Ltd.
4.750% due 01/31/2021 (e)		4,127	4,151
Seadrill Partners Finco LLC
4.000% due 02/21/2021		1,086	825
Seat Pagine Gialle Italia SpA
5.488% due 06/28/2016 ^	EUR	182	34
Station Casinos LLC
4.250% due 03/02/2020		$4,321	4,324
Valeant Pharmaceuticals International, Inc.
4.000% due 04/01/2022		299	299

Total Bank Loan Obligations (Cost $54,406)			54,367

CORPORATE BONDS & NOTES 57.5%
BANKING & FINANCE 26.7%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		2,200	2,181
5.000% due 10/01/2021		1,800	1,854
Ally Financial, Inc.
3.250% due 02/13/2018		2,600	2,587
4.125% due 03/30/2020		200	200
Banco do Brasil S.A.
3.875% due 10/10/2022		800	728
9.000% due 06/18/2024 (d)		1,100	998
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	4,000	4,970
Bank of America Corp.
6.100% due 03/17/2025 (d)		$2,600	2,571
6.250% due 09/05/2024 (d)		3,300	3,290
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	100	163
Banque PSA Finance S.A.
5.750% due 04/04/2021		$4,400	4,737
Barclays Bank PLC
7.750% due 04/10/2023		400	434
14.000% due 06/15/2019 (d)	GBP	6,100	12,518

Barclays PLC
8.000% due 12/15/2020 (d)	EUR	2,000	2,375
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$100	104
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,859
7.250% due 04/22/2020		400	444
Blackstone CQP Holdco LP
9.296% due 03/18/2019		17,026	17,484
BPCE S.A.
4.500% due 03/15/2025		800	774
12.500% due 09/30/2019 (d)	EUR	126	193
Cantor Fitzgerald LP
7.875% due 10/15/2019		$500	551
CIT Group, Inc.
6.625% due 04/01/2018		8,100	8,687
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	1,800	3,061
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		$2,000	2,062
8.125% due 10/26/2019 (d)	GBP	200	356
8.125% due 09/19/2033		$3,100	3,422
Credit Suisse AG
5.750% due 09/18/2025	EUR	700	868
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		$5,000	4,809
7.500% due 12/11/2023 (d)		200	209
Crown Castle International Corp.
5.250% due 01/15/2023		4,000	4,044
Denali Borrower LLC
5.625% due 10/15/2020		4,000	4,215
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		252	267
EDC Finance Ltd.
4.875% due 04/17/2020		2,400	2,120
General Motors Financial Co., Inc.
3.450% due 04/10/2022		800	783
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	4,500	3,273
4.375% due 01/24/2017 ^		4,200	3,055
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$2,920	190
HSBC Finance Corp.
6.676% due 01/15/2021		1,800	2,083
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		4,600	4,617
HUB International Ltd.
7.875% due 10/01/2021		400	409
iStar Financial, Inc.
5.000% due 07/01/2019		4,200	4,158
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	987
KBC Bank NV
8.000% due 01/25/2023		600	658
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (e)		1,111	1,048
8.500% due 08/08/2019 (e)		370	349
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	170
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		$800	819
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,500	2,156
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	4,100	6,661
Navient Corp.
8.000% due 03/25/2020		$7,600	8,493
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		4,300	4,053
Novo Banco S.A.
5.000% due 04/23/2019	EUR	906	1,030
5.000% due 05/14/2019		2,300	2,606
5.000% due 05/21/2019		1,200	1,368
5.875% due 11/09/2015		500	559
7.000% due 03/04/2016		300	335
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$400	394
4.950% due 04/01/2024		800	819
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		1,600	1,672
7.250% due 12/15/2021		1,600	1,660
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (c)		968	925
Rabobank Group
8.400% due 06/29/2017 (d)		11,422	12,369
11.000% due 06/30/2019 (d)		1,300	1,653

Rio Oil Finance Trust
6.250% due 07/06/2024		5,200	5,122
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)(g)		6,750	7,965
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		900	868
6.299% due 05/15/2017		2,300	2,323
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	1,829
Synchrony Financial
2.700% due 02/03/2020		200	198
UBS AG
4.750% due 02/12/2026	EUR	1,300	1,540
7.250% due 02/22/2022		$1,200	1,265
7.625% due 08/17/2022		5,400	6,331
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	1,440	2,364
WEA Finance LLC
2.700% due 09/17/2019		$200	200
3.750% due 09/17/2024		400	395

			198,887

INDUSTRIALS 17.8%
ADT Corp.
4.875% due 07/15/2042		1,900	1,463
Afren PLC
10.250% due 04/08/2019 ^		2,900	1,320
ALROSA Finance S.A.
7.750% due 11/03/2020		3,700	3,903
Altice Financing S.A.
6.625% due 02/15/2023		200	199
Altice S.A.
7.250% due 05/15/2022	EUR	500	564
7.750% due 05/15/2022		$1,300	1,261
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		700	673
California Resources Corp.
5.000% due 01/15/2020		2,700	2,390
5.500% due 09/15/2021		2,500	2,178
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	200	215
4.750% due 01/11/2022		1,100	1,235
6.500% due 12/10/2019		$2,200	2,315
Columbus International, Inc.
7.375% due 03/30/2021		2,800	3,020
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,500	1,281
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		583	609
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	36
9.250% due 06/30/2020 ^		2,300	69
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		4,400	3,894
CSN Islands Corp.
6.875% due 09/21/2019 (g)		900	805
CVS Pass-Through Trust
7.507% due 01/10/2032		95	119
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		556	644
7.750% due 06/17/2021		104	118
Denbury Resources, Inc.
4.625% due 07/15/2023		450	379
DISH DBS Corp.
7.875% due 09/01/2019		2,500	2,781
Dynegy, Inc.
6.750% due 11/01/2019		550	575
7.625% due 11/01/2024		300	320
Endo Finance LLC
5.375% due 01/15/2023		700	693
6.000% due 02/01/2025		1,000	1,021
Energy Transfer Partners LP
9.000% due 04/15/2019		407	489
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	647
8.375% due 08/01/2066		1,815	1,906
Family Tree Escrow LLC
5.250% due 03/01/2020		100	105
5.750% due 03/01/2023		400	420
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		2,100	2,095
Flextronics International Ltd.
5.000% due 02/15/2023		1,500	1,547

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	2,990
GTL Trade Finance, Inc.
5.893% due 04/29/2024		1,000	981
HCA, Inc.
4.750% due 05/01/2023		4,000	4,060
7.500% due 02/15/2022		2,100	2,415
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	100	60
5.014% due 12/27/2017		300	179
Hiland Partners LP
5.500% due 05/15/2022		$300	313
Iceland Bondco PLC
6.250% due 07/15/2021	GBP	800	1,111
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$900	1,020
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		800	789
Kinder Morgan, Inc.
4.300% due 06/01/2025		100	97
7.750% due 01/15/2032		1,000	1,149
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		1,600	1,586
4.500% due 08/15/2025		3,400	3,417
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		400	409
MCE Finance Ltd.
5.000% due 02/15/2021		6,375	6,088
Medtronic, Inc.
3.500% due 03/15/2025		900	898
4.375% due 03/15/2035		300	297
4.625% due 03/15/2045		500	505
Numericable SFR S.A.S.
4.875% due 05/15/2019		400	397
5.375% due 05/15/2022	EUR	200	227
5.625% due 05/15/2024		200	225
6.000% due 05/15/2022		$1,200	1,186
6.250% due 05/15/2024		5,000	4,931
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	43
8.500% due 06/01/2018 ^		10,900	55
ONEOK Partners LP
3.375% due 10/01/2022		700	644
5.000% due 09/15/2023		1,750	1,772
Pertamina Persero PT
4.300% due 05/20/2023		2,000	1,920
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		9,700	3,371
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	519
Pride International, Inc.
6.875% due 08/15/2020		500	572
Regency Energy Partners LP
4.500% due 11/01/2023		2,100	2,037
5.000% due 10/01/2022		500	508
5.750% due 09/01/2020		3,700	4,044
5.875% due 03/01/2022		1,000	1,065
Reynolds American, Inc.
4.450% due 06/12/2025		300	306
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		3,000	3,131
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,000	1,002
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	1,400	1,532
Sibur Securities Ltd.
3.914% due 01/31/2018		$1,400	1,334
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,700	4,417
T-Mobile USA, Inc.
6.250% due 04/01/2021		$1,300	1,336
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	700	857
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,193
6.000% due 10/01/2020		3,700	3,954
Tesoro Logistics LP
6.125% due 10/15/2021		3,833	4,015
TransDigm, Inc.
6.000% due 07/15/2022		300	298
Tullow Oil PLC
6.000% due 11/01/2020		3,540	3,226
6.250% due 04/15/2022		2,500	2,225
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,260	1,518
5.750% due 01/15/2023		1,800	2,167

UPC Holding BV
6.375% due 09/15/2022		200	240
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$2,900	335
9.500% due 01/21/2020 ^		1,400	162
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		2,800	2,898
Williams Partners LP
4.500% due 11/15/2023		2,000	2,017
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		500	507
Zhaikmunai LLP
7.125% due 11/13/2019		300	287

			132,126

UTILITIES 13.0%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		1,300	1,378
AES Corp.
8.000% due 06/01/2020		4,400	5,104
CenturyLink, Inc.
5.625% due 04/01/2020		4,200	4,295
FirstEnergy Corp.
7.375% due 11/15/2031		3,250	3,960
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,100	1,945
4.950% due 02/06/2028		300	259
8.146% due 04/11/2018		4,370	4,681
Genesis Energy LP
5.625% due 06/15/2024		1,900	1,853
Majapahit Holding BV
7.750% due 01/20/2020		5,200	6,026
Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		4,100	4,150
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,400	2,635
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	438
Petrobras Global Finance BV
2.415% due 01/15/2019		100	93
3.000% due 01/15/2019		100	93
4.375% due 05/20/2023		1,100	962
4.875% due 03/17/2020		1,900	1,811
5.375% due 01/27/2021		5,400	5,210
6.250% due 03/17/2024 (g)		13,700	13,261
6.850% due 06/05/2115		1,000	829
Petroleos Mexicanos
6.625% due 06/15/2035		9,400	10,081
Rosneft Finance S.A.
6.625% due 03/20/2017		1,000	1,039
7.500% due 07/18/2016		3,500	3,652
Sprint Capital Corp.
6.900% due 05/01/2019		2,100	2,147
8.750% due 03/15/2032		100	98
Sprint Communications, Inc.
8.375% due 08/15/2017		4,300	4,665
Sprint Corp.
7.875% due 09/15/2023		100	98
SSE PLC
5.625% due 10/01/2017 (d)	EUR	6,000	7,099
5.625% due 10/01/2017 (d)		$1,900	1,973
VimpelCom Holdings BV
5.950% due 02/13/2023		900	799
7.504% due 03/01/2022		3,600	3,537
Yellowstone Energy LP
5.750% due 12/31/2026		2,772	2,830

			97,001

Total Corporate Bonds & Notes (Cost $467,905)			428,014

MUNICIPAL BONDS & NOTES 2.5%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	497

NEW JERSEY 0.8%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041		8,100	5,983

OHIO 0.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	5,900	4,576
6.000% due 06/01/2042	2,500	1,978

		6,554

TEXAS 0.7%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	3,650	3,652
8.250% due 07/01/2024	2,100	2,113

		5,765

Total Municipal Bonds & Notes (Cost $19,098)		18,799

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.537% due 09/25/2042	16	16
3.500% due 08/01/2045	27,700	28,420
6.000% due 04/25/2043	10	11
Ginnie Mae
0.485% due 12/16/2026	69	69

Total U.S. Government Agencies (Cost $28,666)		28,516

MORTGAGE-BACKED SECURITIES 9.0%
Adjustable Rate Mortgage Trust
2.671% due 11/25/2035 ^	346	297
2.753% due 10/25/2035 ^	1,157	1,050
3.160% due 08/25/2035	1,091	1,073
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	818	703
Banc of America Funding Trust
0.687% due 07/26/2036	84	83
2.499% due 06/25/2034	118	120
2.691% due 09/20/2035 ^	223	193
5.491% due 05/20/2036 ^	448	416
5.888% due 04/25/2037 ^	383	348
Banc of America Mortgage Trust
2.623% due 07/25/2033	42	41
2.708% due 07/25/2033	584	588
2.818% due 01/25/2036 ^	149	114
3.020% due 11/20/2046 ^	1,516	1,264
5.500% due 12/25/2020	59	60
Bear Stearns Adjustable Rate Mortgage Trust
2.265% due 04/25/2034	1,180	1,169
2.360% due 02/25/2036	184	160
2.565% due 01/25/2035	20	19
2.774% due 05/25/2047 ^	1,121	1,007
Bear Stearns ALT-A Trust
2.720% due 02/25/2036 ^	1,833	1,461
Chase Mortgage Finance Trust
2.616% due 02/25/2037	412	410
5.500% due 12/25/2022 ^	1,170	1,048
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	174	159
Countrywide Alternative Loan Trust
0.357% due 06/25/2046	582	578
0.367% due 04/25/2046	4,434	3,875
0.397% due 05/25/2035	2,099	1,744
0.417% due 08/25/2046 ^	9	7
0.467% due 09/20/2046	461	163
0.587% due 02/25/2036	497	373
0.697% due 11/20/2035 ^	93	57
5.500% due 03/25/2036 ^	113	96
6.000% due 03/25/2036	1,091	969
6.000% due 02/25/2037 ^	913	745
6.000% due 05/25/2037 ^	864	715
Countrywide Asset-Backed Certificates
0.727% due 01/25/2036	550	536
Countrywide Home Loan Mortgage Pass-Through Trust
2.450% due 04/25/2035	107	89
4.866% due 02/20/2036 ^	240	213
5.500% due 11/25/2035 ^	139	136
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	13	12
6.000% due 01/25/2036	516	407
Credit Suisse Mortgage Capital Certificates
2.893% due 05/26/2036	342	348
4.871% due 11/26/2035	49	50
Deutsche ALT-A Securities, Inc.
0.337% due 03/25/2037 ^	729	527

Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		247	207
5.886% due 10/25/2036 ^		247	208
Downey Savings & Loan Association Mortgage Loan Trust
0.498% due 10/19/2036 ^		451	208
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		2,113	1,757
First Horizon Asset Securities, Inc.
4.858% due 02/25/2036		319	306
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		313	270
Granite Master Issuer PLC
0.137% due 12/20/2054	EUR	1,041	1,157
0.387% due 12/20/2054		$1,185	1,180
0.730% due 12/20/2054	GBP	169	265
GSR Mortgage Loan Trust
2.703% due 09/25/2035		$870	880
2.719% due 11/25/2035		78	76
6.000% due 02/25/2036 ^		1,376	1,126
HarborView Mortgage Loan Trust
0.378% due 02/19/2046		3,367	2,924
2.537% due 06/19/2045 ^		1,478	958
Impac Secured Assets Trust
0.357% due 01/25/2037		1,290	1,126
IndyMac Mortgage Loan Trust
2.342% due 06/25/2037		722	417
4.534% due 09/25/2035		200	172
4.924% due 08/25/2037		1,015	954
JPMorgan Alternative Loan Trust
0.345% due 09/25/2036		404	363
2.630% due 05/25/2036 ^		397	325
3.070% due 12/25/2036		761	701
JPMorgan Mortgage Trust
2.927% due 07/25/2035		198	196
5.061% due 06/25/2037 ^		976	895
6.500% due 09/25/2035		456	470
JPMorgan Resecuritization Trust
0.680% due 03/26/2037		358	351
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		813	779
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046		817	621
MASTR Alternative Loan Trust
6.750% due 07/25/2036		770	581
MASTR Reperforming Loan Trust
7.500% due 07/25/2035		2,371	2,387
Merrill Lynch Alternative Note Asset Trust
0.487% due 03/25/2037		364	180
Merrill Lynch Mortgage Investors Trust
2.696% due 11/25/2035		287	286
Morgan Stanley Mortgage Loan Trust
2.466% due 07/25/2035		546	471
Residential Accredit Loans, Inc. Trust
0.377% due 07/25/2036		564	455
1.518% due 09/25/2045		715	616
6.000% due 07/25/2036 ^		1,110	902
6.000% due 09/25/2036 ^		868	619
Residential Asset Securitization Trust
6.000% due 04/25/2037 ^		1,179	988
Residential Funding Mortgage Securities, Inc. Trust
3.746% due 08/25/2036 ^		376	331
3.834% due 07/27/2037		2,102	1,723
Sequoia Mortgage Trust
0.537% due 07/20/2033		186	176
Structured Adjustable Rate Mortgage Loan Trust
2.479% due 09/25/2035		1,575	1,409
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037		1,401	1,058
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		58	57
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		473	88
WaMu Mortgage Pass-Through Certificates Trust
0.467% due 11/25/2045		1,235	1,084
0.928% due 05/25/2047		514	444
0.956% due 12/25/2046		480	453
1.158% due 02/25/2046		1,974	1,834
1.358% due 11/25/2042		189	177
2.441% due 09/25/2033		236	235
Wells Fargo Mortgage-Backed Securities Trust
2.506% due 09/25/2033		316	316
2.610% due 07/25/2036 ^		2,267	2,157
2.614% due 11/25/2037 ^		1,458	1,288
2.652% due 06/25/2035		1,361	1,379
2.713% due 04/25/2036 ^		1,571	1,486
2.732% due 05/25/2036 ^		148	141
6.000% due 04/25/2037 ^		1,500	1,493

Total Mortgage-Backed Securities (Cost $64,538)			67,129

ASSET-BACKED SECURITIES 4.3%
Accredited Mortgage Loan Trust
0.650% due 09/25/2035		1,000	925
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		4,412	4,719
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.537% due 03/25/2033		506	485
Argent Securities Trust
0.337% due 06/25/2036		1,558	579
0.427% due 07/25/2036		1,467	691
Asset-Backed Securities Corp. Home Equity Loan Trust
1.836% due 03/15/2032		880	845
Avoca CLO PLC
0.348% due 09/15/2021	EUR	674	751
Bear Stearns Asset-Backed Securities Trust
0.427% due 06/25/2047		$1,000	850
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		480	359
0.447% due 07/25/2045		2,000	1,224
0.585% due 11/25/2046		690	586
Countrywide Asset-Backed Certificates
0.367% due 11/25/2047 ^		503	399
0.407% due 09/25/2047		2,000	1,539
0.435% due 04/25/2036		903	900
0.447% due 11/25/2037		2,200	1,384
Countrywide Asset-Backed Certificates Trust
0.445% due 05/25/2036		21	21
4.740% due 10/25/2035		630	643
Credit Suisse Mortgage Capital Certificates
0.785% due 09/25/2037		548	489
GSAA Home Equity Trust
0.637% due 08/25/2037		924	843
GSAMP Trust
0.257% due 12/25/2036		89	50
HSI Asset Loan Obligation Trust
0.245% due 12/25/2036		89	38
HSI Asset Securitization Corp. Trust
0.477% due 11/25/2035		916	866
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.627% due 03/25/2036		1,000	688
JPMorgan Mortgage Acquisition Trust
4.633% due 01/25/2037 ^		1,406	1,076
Long Beach Mortgage Loan Trust
0.517% due 01/25/2046		35	31
MASTR Asset-Backed Securities Trust
0.237% due 01/25/2037		460	206
0.397% due 05/25/2037		1,500	1,112
Merrill Lynch Mortgage Investors Trust
0.445% due 04/25/2037		1,000	522
Morgan Stanley ABS Capital, Inc. Trust
0.892% due 12/25/2034		497	485
New Century Home Equity Loan Trust
0.697% due 07/25/2035		1,000	895
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.517% due 10/25/2036		2,863	1,172
People’s Choice Home Loan Securities Trust
1.130% due 05/25/2035 ^		1,000	740
RAAC Trust
0.587% due 06/25/2047		493	469
Residential Asset Mortgage Products Trust
0.677% due 08/25/2035		1,000	968
Residential Asset Securities Corp. Trust
0.457% due 07/25/2036		1,500	792
0.507% due 01/25/2036		863	843
0.527% due 11/25/2035		1,000	913
SACO, Inc.
0.685% due 12/25/2035		441	420
Securitized Asset-Backed Receivables LLC Trust
0.477% due 12/25/2035		553	487
Soundview Home Loan Trust
0.427% due 07/25/2036		1,000	635
Specialty Underwriting & Residential Finance Trust
0.867% due 01/25/2034		17	15

Total Asset-Backed Securities (Cost $30,138)			31,655

SOVEREIGN ISSUES 11.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	16,800	4,874
10.000% due 01/01/2025		700	195
Costa Rica Government International Bond
7.000% due 04/04/2044		$1,000	973
7.158% due 03/12/2045		600	588

Dominican Republic International Bond
6.850% due 01/27/2045		1,000	1,025
7.450% due 04/30/2044		400	439
El Salvador Government International Bond
7.625% due 02/01/2041		1,200	1,199
7.650% due 06/15/2035		300	303
Indonesia Government International Bond
5.125% due 01/15/2045		5,100	4,877
5.875% due 03/13/2020		15,500	17,282
6.750% due 01/15/2044		700	814
Italy Buoni Poliennali Del Tesoro
5.000% due 03/01/2025	EUR	3,400	4,650
Mexico Government International Bond
4.750% due 06/14/2018	MXN	283,400	18,127
4.750% due 03/08/2044		$8,400	8,064
Panama Government International Bond
6.700% due 01/26/2036		2,300	2,852
8.125% due 04/28/2034		100	135
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	90	45
3.000% due 02/24/2024		90	43
3.000% due 02/24/2025		90	42
3.000% due 02/24/2026		190	86
3.000% due 02/24/2027		90	40
3.000% due 02/24/2028		190	85
3.000% due 02/24/2029		290	128
3.000% due 02/24/2030		390	171
3.000% due 02/24/2031		290	126
3.000% due 02/24/2032		190	82
3.000% due 02/24/2033		190	81
3.000% due 02/24/2034		190	81
3.000% due 02/24/2035		190	80
3.000% due 02/24/2036		990	422
3.000% due 02/24/2037		890	381
3.000% due 02/24/2038		390	167
3.000% due 02/24/2039		390	165
3.000% due 02/24/2040		490	209
3.000% due 02/24/2041		90	38
3.000% due 02/24/2042		90	39
3.800% due 08/08/2017	JPY	172,000	787
4.500% due 07/03/2017		150,000	662
Romania Government International Bond
2.875% due 10/28/2024	EUR	1,200	1,331
3.625% due 04/24/2024		1,100	1,291
Spain Government International Bond
2.750% due 10/31/2024		200	232
Turkey Government International Bond
7.375% due 02/05/2025		$6,700	8,057
Uruguay Government International Bond
5.100% due 06/18/2050		2,600	2,483

Total Sovereign Issues (Cost $93,167)			83,751

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		345,787	0

Total Common Stocks (Cost $1,936)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
American Realty Capital Properties, Inc.
6.700% due 01/03/2019 (d)		800	19
CoBank ACB
6.200% due 01/01/2025 (d)		2,500	254

Total Preferred Securities (Cost $268)			273

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (f) 0.3%		2,150

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.1%
0.020% due 07/16/2015 - 11/05/2015 (b)(g)(i)(k)	15,454	15,454

Total Short-Term Instruments (Cost $17,603)		17,604

Total Investments in Securities (Cost $777,725)		730,108

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio III	5,888,687	58,404

Total Short-Term Instruments (Cost $58,409)		58,404

Total Investments in Affiliates (Cost $58,409)		58,404

Total Investments 106.0% (Cost $836,134)		$788,512
Financial Derivative Instruments (h)(j) (0.6%) (Cost or Premiums, net $(8,181))		(7,329)
Other Assets and Liabilities, net (5.4%)		(37,332)

Net Assets 100.0%		$743,851

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$1,456	$1,397	0.19%
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,153	4,151	0.56

				$5,609	$5,548	0.75%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$2,150	Fannie Mae 2.260% due 10/17/2022	$(2,193)	$2,150	$2,150

Total Repurchase Agreements						$(2,193)	$2,150	$2,150

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(2.000)%	02/26/2015	02/26/2017	$(678)	$(677)
BPS	(0.500)	02/27/2015	02/27/2017	(9,760)	(9,744)
	(0.250)	04/16/2015	04/16/2017	(2,498)	(2,497)
FOB	(2.000)	06/09/2015	12/31/2015	(186)	(185)
UBS	0.750	05/28/2015	07/10/2015	(7,244)	(7,249)

Total Reverse Repurchase Agreements					$(20,352)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $28,514 at a weighted average interest rate of (0.017).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500	07/01/2045	4,800	(4,642)	(4,595)

Total Short Sales				$(4,642)	$(4,595)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $22,312 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2017	714	$(8)	$9	$0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	21	23	24	(2)
Euro-Bund 10-Year Bond September Futures	Short	09/2015	40	65	4	(48)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	205	234	0	(6)

Total Futures Contracts				$314	$37	$(56)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$9,800	$133	$(26)	$9	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	47,100	683	(191)	47	0

				$816	$(217)	$56	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016		$404,100	$(1,656)	$(181)	$20	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		164,000	(873)	(91)	11	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		154,200	69	(604)	45	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		42,900	180	(30)	3	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		37,500	295	1	11	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		26,400	1,352	(455)	61	0
Receive	6-Month EUR-EURIBOR	0.350	09/16/2020	EUR	50,100	565	606	0	(195)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		5,700	283	144	3	(27)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025	GBP	7,000	213	529	0	(125)
Pay	28-Day MXN-TIIE	6.000	06/07/2022	MXN	192,200	88	98	95	0

						$516	$17	$249	$(347)

Total Swap Agreements						$1,332	$(200)	$305	$(347)

(i)	Securities with an aggregate market value of $2,534 and cash of $12,271 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	GBP	24,756		$38,041	$0	$(856)
BPS	07/2015	BRL	22,141		7,136	15	0
	07/2015	JPY	2,100,173		16,997	0	(163)
	07/2015	MXN	15,977		1,030	14	0
	07/2015		$7,133	BRL	22,141	0	(12)
	08/2015	BRL	22,141		$7,054	14	0
BRC	07/2015		$328	ZAR	4,011	0	0
CBK	07/2015	MXN	3,329		$212	1	0
	07/2015		$1,710	EUR	1,523	0	(12)
	07/2015		441	MXN	6,806	0	(8)
	09/2015	MXN	272,307		$17,225	8	0
FBF	07/2015	BRL	51,917		19,021	2,322	0
	07/2015		$16,734	BRL	51,917	0	(35)
GLM	07/2015		2,994	GBP	1,932	42	0
	07/2015		16,972	JPY	2,100,173	188	0
	08/2015	EUR	737		$825	3	0
	08/2015	JPY	2,100,173		16,978	0	(189)
JPM	07/2015		$3,011	EUR	2,697	13	(17)
	07/2015		8,850	GBP	5,761	202	0
SCX	07/2015	BRL	29,776		$9,597	20	0
	07/2015		$9,805	BRL	29,776	0	(228)
	07/2015		84,672	EUR	75,563	0	(431)
	07/2015		588	MXN	9,171	0	(5)
	08/2015	EUR	75,563		$84,709	431	0
	09/2015	MXN	9,170		585	5	0
UAG	07/2015	EUR	79,783		87,023	0	(1,924)
	07/2015		$26,748	GBP	17,063	63	0
	07/2015	ZAR	4,020		$326	0	(3)
	08/2015	GBP	16,194		25,420	0	(19)

Total Forward Foreign Currency Contracts						$3,341	$(3,902)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	1,300	$(3)	$(4)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,400	(3)	(4)
CBK	Call - OTC iTraxx Europe 23 5-Year Index	Buy	0.550	07/15/2015		30,200	(39)	(1)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	07/15/2015		30,200	(38)	(42)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		1,300	(3)	(3)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,200	(2)	(4)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,400	(3)	(5)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		2,000	(5)	(5)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		2,400	(5)	(8)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		1,900	(5)	(5)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		1,800	(3)	(3)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		1,100	(2)	(4)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		1,400	(3)	(5)

							$(114)	$(93)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD		$1.030	07/21/2015	EUR	7,090	$(72)	$(4)
	Call - OTC GBP versus USD		1.550	07/21/2015	GBP	5,025	(53)	(128)
	Put - OTC USD versus MXN	MXN	14.900	07/24/2015		$7,266	(61)	(2)
	Call - OTC USD versus MXN		16.200	07/24/2015		7,266	(61)	(23)
BRC	Call - OTC AUD versus USD		$0.800	07/21/2015	AUD	9,734	(54)	(9)
CBK	Put - OTC USD versus MYR	MYR	3.675	09/14/2015		$7,400	(57)	(50)
	Call - OTC USD versus MYR		3.950	09/14/2015		7,400	(49)	(43)
JPM	Put - OTC USD versus COP	COP	2,440.000	08/27/2015		3,700	(43)	(15)
	Call - OTC USD versus COP		2,735.000	08/27/2015		3,700	(46)	(46)
	Put - OTC USD versus IDR	IDR	13,200.000	09/14/2015		7,600	(66)	(49)
	Call - OTC USD versus IDR		14,250.000	09/14/2015		7,600	(48)	(45)

							$(610)	$(414)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	08/12/2015	$20,500	$(105)	$(68)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	08/12/2015	20,500	(102)	(85)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	14,500	(108)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	14,500	(97)	(72)

							$(412)	$(252)

Total Written Options							$(1,136)	$(759)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	AutoZone, Inc.	(1.320)%	09/20/2018	0.200%	$1,100	$0	$(40)	$0	$(40)
	Pearson Dollar Finance PLC	(1.000)	06/20/2018	0.307	1,000	(25)	4	0	(21)
FBF	Rohm & Haas Co.	(1.850)	09/20/2017	0.116	3,000	0	(118)	0	(118)
GST	Embarq Corp.	(1.000)	06/20/2016	0.257	2,700	(19)	(1)	0	(20)
JPM	Embarq Corp.	(1.550)	06/20/2016	0.264	3,000	0	(39)	0	(39)

						$(44)	$(194)	$0	$(238)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.248%		$2,900	$15	$13	$28	$0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.530		2,000	358	(51)	307	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		2,300	19	(16)	3	0
	New York State General Obligation Bonds, Series 2005	1.850	03/20/2021	0.435		1,900	0	146	146	0
	NRG Energy, Inc.	5.000	06/20/2017	0.925		900	(92)	165	73	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.001		700	36	(7)	29	0
	Venezuela Government International Bond	5.000	06/20/2020	47.639		3,000	(1,679)	(183)	0	(1,862)
BPS	China Government International Bond	1.000	09/20/2015	0.224		1,000	9	(7)	2	0
	Jaguar Land Rover PLC	5.000	03/20/2018	1.012	EUR	4,700	524	48	572	0
	NRG Energy, Inc.	5.000	09/20/2016	0.408		$1,000	(10)	68	58	0
	Philippines Government International Bond	1.000	09/20/2015	0.206		5,000	(114)	124	10	0
BRC	BMW U.S. Capital LLC	1.000	09/20/2015	0.274		2,000	4	0	4	0
	Brazil Government International Bond	1.000	06/20/2017	1.608		2,000	(49)	26	0	(23)
	China Government International Bond	1.000	09/20/2015	0.224		2,000	19	(15)	4	0
	China Government International Bond	1.000	09/20/2016	0.248		7,000	36	31	67	0
	Community Health Systems, Inc.	5.000	06/20/2019	1.933		200	14	9	23	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.530		1,900	346	(54)	292	0
	Ford Motor Credit Co. LLC	5.000	12/20/2019	0.729		800	150	(2)	148	0
	General Motors Co.	5.000	06/20/2016	0.508		800	77	(41)	36	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		1,100	9	(7)	2	0
	Philippines Government International Bond	1.000	06/20/2021	1.094		3,000	(83)	68	0	(15)
	Seagate Technology HDD Holdings	5.000	03/20/2018	0.192		400	27	26	53	0
	Seagate Technology HDD Holdings	5.000	06/20/2018	0.210		300	18	25	43	0
	South Africa Government International Bond	1.000	09/20/2017	1.169		9,780	(292)	258	0	(34)
	Volkswagen International Finance NV	1.000	09/20/2015	0.277		3,000	(19)	25	6	0
CBK	California State General Obligation Bonds, Series 2003	3.050	12/20/2020	0.658		6,000	0	745	745	0
	China Government International Bond	1.000	09/20/2015	0.224		500	5	(4)	1	0
	Colombia Government International Bond	1.000	03/20/2016	0.682		1,400	(10)	14	4	0
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		1,000	(1)	8	7	0
	Philippines Government International Bond	1.000	09/20/2015	0.206		11,700	(262)	286	24	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.001		2,000	102	(20)	82	0
	Turkey Government International Bond	1.000	03/20/2020	2.100		4,100	(190)	(8)	0	(198)
	Volkswagen International Finance NV	1.000	09/20/2015	0.277		3,600	2	5	7	0
DUB	Australia & New Zealand Banking Group Ltd.	1.000	03/20/2018	0.338		6,000	19	90	109	0
	Brazil Government International Bond	1.000	06/20/2017	1.608		1,350	(47)	31	0	(16)
	California State General Obligation Bonds, Series 2003	2.650	03/20/2021	0.698		1,800	0	190	190	0
	Indonesia Government International Bond	1.000	12/20/2018	1.146		2,900	(128)	114	0	(14)
	Qatar Government International Bond	1.000	03/20/2016	0.114		400	(3)	6	3	0
	Venezuela Government International Bond	5.000	06/20/2017	51.001		4,600	(381)	(1,986)	0	(2,367)
FBF	Canadian Natural Resources Ltd.	1.000	09/20/2017	0.436		4,900	(155)	218	63	0
	Colombia Government International Bond	1.000	03/20/2016	0.682		700	4	(2)	2	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		5,000	(97)	104	7	0
	South Africa Government International Bond	1.000	12/20/2020	2.129		1,325	(51)	(24)	0	(75)
	Univision Communications, Inc.	5.000	09/20/2019	1.185		5,800	(638)	1,546	908	0
GST	Anadarko Petroleum Corp.	1.000	06/20/2017	0.373		2,300	(74)	103	29	0
	Bank of America Corp.	1.000	03/20/2018	0.424		10,000	(105)	263	158	0
	Berkshire Hathaway Finance Corp.	1.000	09/20/2015	0.139		1,000	(30)	32	2	0
	Brazil Government International Bond	1.000	06/20/2017	1.608		2,650	(65)	34	0	(31)
	Colombia Government International Bond	1.000	03/20/2020	1.590		4,200	(146)	37	0	(109)
	Comcast Corp.	1.000	06/20/2021	0.492		9,900	(317)	606	289	0
	Communications Sales & Leasing, Inc.	5.000	12/20/2017	1.661		1,150	63	31	94	0
	Community Health Systems, Inc.	5.000	06/20/2019	1.933		1,100	91	38	129	0
	Connecticut State General Obligation Notes, Series 2007	1.600	03/20/2021	1.103		10,000	0	257	257	0
	Greece Government International Bond	1.000	12/20/2015	50.000	EUR	450	(23)	(228)	0	(251)
	Greece Government International Bond	1.000	12/20/2015	50.000		$550	(32)	(243)	0	(275)
	MetLife, Inc.	1.000	09/20/2015	0.112		3,500	(203)	211	8	0
	NRG Energy, Inc.	5.000	06/20/2016	0.359		7,000	145	183	328	0
	NRG Energy, Inc.	5.000	06/20/2017	0.925		3,900	(394)	711	317	0
	South Africa Government International Bond	1.000	03/20/2020	1.950		2,000	(123)	39	0	(84)
	Univision Communications, Inc.	5.000	09/20/2019	1.185		650	(72)	174	102	0
	Valeant Pharmaceuticals International	5.000	06/20/2016	0.560		3,200	(50)	194	144	0
	Venezuela Government International Bond	5.000	06/20/2020	47.639		1,300	(819)	12	0	(807)
	Windstream Corp.	5.000	12/20/2017	3.136		1,150	40	12	52	0
HUS	China Government International Bond	1.000	09/20/2015	0.224		400	4	(3)	1	0
	Colombia Government International Bond	1.000	03/20/2020	1.590		4,000	(127)	23	0	(104)
	Colombia Government International Bond	1.000	06/20/2020	1.640		7,100	(202)	(8)	0	(210)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		1,000	(9)	16	7	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		4,500	35	(28)	7	0
	Qatar Government International Bond	1.000	03/20/2016	0.114		400	(4)	7	3	0
	South Africa Government International Bond	1.000	09/20/2017	1.169		570	(9)	7	0	(2)
	Venezuela Government International Bond	5.000	09/20/2017	51.536		7,659	(1,119)	(3,055)	0	(4,174)
	Venezuela Government International Bond	5.000	06/20/2020	47.639		1,700	(1,050)	(5)	0	(1,055)
JPM	Colombia Government International Bond	1.000	03/20/2020	1.590		5,000	(162)	32	0	(130)
	Philippines Government International Bond	1.000	06/20/2021	1.094		14,000	(337)	267	0	(70)
MYC	Brazil Government International Bond	1.000	06/20/2017	1.608		3,400	(111)	72	0	(39)
	China Government International Bond	1.000	09/20/2015	0.224		1,100	9	(7)	2	0
	China Government International Bond	1.000	09/20/2016	0.248		5,000	25	23	48	0
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		2,000	(10)	23	13	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.150		1,000	(8)	17	9	0
	Ford Motor Credit Co. LLC	5.000	12/20/2018	0.530		1,400	252	(37)	215	0
	France Government International Bond	0.250	09/20/2016	0.072		1,100	(52)	54	2	0
	New York State General Obligation Bonds, Series 2005	1.950	12/20/2020	0.406		6,000	0	484	484	0
	Philippines Government International Bond	1.000	09/20/2015	0.206		9,000	(176)	194	18	0
	Qatar Government International Bond	1.000	03/20/2016	0.114		800	(6)	11	5	0
	South Africa Government International Bond	1.000	12/20/2020	2.129		2,760	(90)	(66)	0	(156)
RYL	China Government International Bond	1.000	09/20/2015	0.224		2,600	24	(19)	5	0
UAG	Brazil Government International Bond	1.000	06/20/2017	1.608		6,775	(129)	50	0	(79)
	MetLife, Inc.	1.000	09/20/2015	0.112		3,900	(231)	240	9	0
	Sprint Communications, Inc.	1.000	09/20/2017	2.237		800	(121)	100	0	(21)

							$(8,226)	$2,820	$6,795	$(12,201)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$8,460	$984	$(949)	$35	$0
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000	12/20/2017	1,786	223	(211)	12	0
CBK	MCDX-24 5-Year Index	1.000	06/20/2020	2,800	6	(6)	0	0
MYC	MCDX-24 5-Year Index	1.000	06/20/2020	800	3	(3)	0	0

					$1,216	$(1,169)	$47	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	10,900	$9	$(360)	$0	$(351)

Total Swap Agreements							$(7,045)	$1,097	$6,842	$(12,790)

(k)	Securities with an aggregate market value of $12,639 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$49,374	$4,993	$54,367
Corporate Bonds & Notes
Banking & Finance	0	180,006	18,881	198,887
Industrials	0	131,517	609	132,126
Utilities	0	94,171	2,830	97,001
Municipal Bonds & Notes
California	0	497	0	497
New Jersey	0	5,983	0	5,983
Ohio	0	6,554	0	6,554
Texas	0	5,765	0	5,765
U.S. Government Agencies	0	28,516	0	28,516
Mortgage-Backed Securities	0	67,129	0	67,129
Asset-Backed Securities	0	26,936	4,719	31,655
Sovereign Issues	0	83,751	0	83,751
Preferred Securities
Banking & Finance	0	273	0	273
Short-Term Instruments
Repurchase Agreements	0	2,150	0	2,150
U.S. Treasury Bills	0	15,454	0	15,454
	$0	$698,076	$32,032	$730,108

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$58,404	$0	$0	$58,404

Total Investments	$58,404	$698,076	$32,032	$788,512

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(4,595)	0	(4,595)
	$0	$(4,595)	$0	$(4,595)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	37	305	0	342
Over the counter	0	10,183	0	10,183
	$37	$10,488	$0	$10,525

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(56)	(347)	0	(403)
Over the counter	(3)	(17,448)	0	(17,451)

	$(59)	$(17,795)	$0	$(17,854)

Totals	$58,382	$686,174	$32,032	$776,588

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$4,845	$0	$(79)	$(118)	$(1)	$346	$0	$0	$4,993	$346
Corporate Bonds & Notes
Banking & Finance	18,611	387	(10)	(3)	0	(104)	0	0	18,881	(104)
Industrials	1,391	0	(9)	0	(1)	(10)	0	(762)	609	(9)
Utilities	2,900	0	0	0	0	(70)	0	0	2,830	(70)
Mortgage-Backed Securities	977	0	(940)	0	(289)	252	0	0	0	0
Asset-Backed Securities	4,717	0	0	5	0	(3)	0	0	4,719	(3)

	$33,441	$387	$(1,038)	$(116)	$(291)	$411	$0	$(762)	$32,032	$160
Financial Derivative Instruments - Assets
Over the counter	2,398	0	(1,357)	0	(470)	(571)	0	0	0	0

Totals	$35,839	$387	$(2,395)	$(116)	$(761)	$(160)	$0	$(762)	$32,032	$160

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$842	Other Valuation Techniques (3)	—	—
	4,151	Proxy Pricing	Base Price	100.50
Corporate Bonds & Notes
Banking & Finance	18,881	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	609	Third Party Vendor	Broker Quote	104.50
Utilities	2,830	Proxy Pricing	Base Price	101.88
Asset-Backed Securities	4,719	Proxy Pricing	Base Price	106.50

Total	$32,032

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.2%
AUSTRALIA 1.0%
MORTGAGE-BACKED SECURITIES 0.3%
Puma Global Trust
0.421% due 02/21/2038		$896	$893
Puma Series
2.940% due 05/13/2045	AUD	5,527	4,269
Superannuation Members Home Loan Securitisation Fund
3.535% due 09/09/2041		109	85

			5,247

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
4.000% due 05/20/2026		3,400	2,767
6.000% due 02/01/2018		3,300	2,788
Queensland Treasury Corp.
4.250% due 07/21/2023		7,200	5,900

			11,455

Total Australia (Cost $19,832)			16,702

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Bank NV
8.000% due 01/25/2023		$2,000	2,192

Total Belgium (Cost $2,206)			2,192

BRAZIL 5.5%
CORPORATE BONDS & NOTES 1.0%
Petrobras Global Finance BV
2.643% due 03/17/2017		$5,200	5,105
3.250% due 03/17/2017		9,900	9,765
7.875% due 03/15/2019		1,300	1,383

			16,253

SOVEREIGN ISSUES 4.5%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		900	911
5.750% due 09/26/2023		1,000	1,026
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	51,100	15,355
0.000% due 01/01/2017 (c)		3,000	793
0.000% due 07/01/2017 (c)		68,600	17,093
0.000% due 01/01/2018 (c)		16,800	3,959
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		45,900	13,317
10.000% due 01/01/2025		85,300	23,749

			76,203

Total Brazil (Cost $103,735)			92,456

CANADA 4.2%
SOVEREIGN ISSUES 4.2%
Canada Government International Bond
1.500% due 12/01/2044	CAD	218	220
Province of British Columbia
4.300% due 06/18/2042		3,100	3,017
Province of Ontario
2.450% due 06/29/2022		$6,600	6,608
3.150% due 06/02/2022	CAD	25,100	21,683
3.450% due 06/02/2045		10,200	8,577
3.500% due 06/02/2024		16,400	14,352
Province of Quebec
3.500% due 12/01/2022		5,000	4,410
4.250% due 12/01/2021		10,000	9,203
5.000% due 12/01/2038		3,200	3,306
5.000% due 12/01/2041		100	105

Total Canada (Cost $79,051)			71,481

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.9%
BlackRock Senior Income
0.515% due 04/20/2019		$628	624
Hillmark Funding Ltd.
0.531% due 05/21/2021		5,077	5,010
Neuberger Berman CLO Ltd.
1.427% due 07/25/2023		6,300	6,316
Stone Tower CLO Ltd.
0.504% due 04/17/2021		463	460
Symphony CLO LP
1.374% due 01/09/2023		2,970	2,962

			15,372

CORPORATE BONDS & NOTES 0.1%
Baidu, Inc.
2.750% due 06/09/2019		1,600	1,603

Total Cayman Islands (Cost $16,805)			16,975

DENMARK 5.5%
CORPORATE BONDS & NOTES 4.9%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	85,000	12,910
Nykredit Realkredit A/S
2.000% due 04/01/2016		132,300	20,096
4.000% due 06/03/2036	EUR	1,700	1,861
Realkredit Danmark A/S
2.000% due 04/01/2016	DKK	314,400	47,733

			82,600

SOVEREIGN ISSUES 0.6%
Denmark Government Bond
3.000% due 11/15/2021		59,100	10,285

Total Denmark (Cost $91,994)			92,885

FRANCE 5.3%
CORPORATE BONDS & NOTES 0.1%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,900	2,168

SOVEREIGN ISSUES 5.2%
France Government Bond
1.000% due 05/25/2018 (h)		22,200	25,504
3.250% due 05/25/2045 (h)		19,400	26,640
4.000% due 10/25/2038 (h)		11,200	17,069
4.500% due 04/25/2041 (h)		8,600	14,230
4.750% due 04/25/2035		2,700	4,427

			87,870

Total France (Cost $92,497)			90,038

GERMANY 1.4%
SOVEREIGN ISSUES 1.4%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	5,603	6,662
0.750% due 04/15/2018 (d)		14,803	17,204

Total Germany (Cost $28,543)			23,866

GREECE 0.5%
CORPORATE BONDS & NOTES 0.5%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,650	7,889

Total Greece (Cost $11,877)			7,889

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		$1,600	1,581

Total Guernsey, Channel Islands (Cost $1,599)			1,581

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.0%
Magi Funding PLC
0.331% due 04/11/2021	EUR	203	226

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
3.875% due 11/14/2016		2,100	2,459
4.875% due 05/21/2019		2,150	2,810
5.125% due 03/16/2037		$7,000	8,333
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	1,000	1,384

			14,986

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.178% due 07/15/2048		1,248	1,312

Total Ireland (Cost $16,755)			16,524

ITALY 7.5%
CORPORATE BONDS & NOTES 1.2%
Banco Popolare SC
3.500% due 03/14/2019	EUR	5,900	6,760
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$6,500	6,551
3.625% due 08/12/2015		7,100	7,118
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	600	649

			21,078

MORTGAGE-BACKED SECURITIES 0.2%
Casa D’este Finance SRL
0.336% due 09/15/2021		2,594	2,853
Giovecca Mortgages SRL
0.599% due 04/23/2048		674	753

			3,606

SOVEREIGN ISSUES 6.1%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017		5,712	6,604
3.250% due 09/01/2046		1,900	2,124
4.000% due 02/01/2037		13,200	16,521
4.750% due 09/01/2028		7,700	10,492
4.750% due 09/01/2044		17,800	25,010
5.000% due 03/01/2025		28,000	38,294
5.000% due 09/01/2040		3,400	4,870

			103,915

Total Italy (Cost $139,416)			128,599

JAPAN 19.1%
SOVEREIGN ISSUES 19.1%
Japan Government International Bond
1.400% due 09/20/2034	JPY	30,900,000	263,429
1.500% due 12/20/2044		1,470,000	12,198
1.600% due 03/20/2033		2,772,000	24,787
1.700% due 09/20/2032		2,690,000	24,479

Total Japan (Cost $340,410)			324,893

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.268% due 06/04/2024	EUR	1,409	1,554

Total Luxembourg (Cost $1,806)			1,554

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.5%
Chapel BV
0.651% due 11/17/2064	EUR	612	643
Euro-Galaxy CLO BV
0.239% due 10/23/2021		1,767	1,960
Highlander Euro CDO BV
0.224% due 05/01/2023		3,252	3,573
Panther CDO BV
0.364% due 10/15/2084		1,372	1,463

			7,639

CORPORATE BONDS & NOTES 0.4%
Bank Nederlandse Gemeenten NV
1.375% due 03/19/2018		$2,000	2,010
ING Bank NV
2.625% due 12/05/2022		2,350	2,362
Rabobank Group
8.375% due 07/26/2016 (e)		1,200	1,257
8.400% due 06/29/2017 (e)		800	867

			6,496

Total Netherlands (Cost $14,572)			14,135

NORWAY 0.8%
CORPORATE BONDS & NOTES 0.7%
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	3,968
2.000% due 09/15/2015		$6,500	6,508
5.500% due 05/25/2016		1,200	1,236

			11,712

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,563

Total Norway (Cost $14,529)			13,275

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	300	80

Total Poland (Cost $90)			80

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	4,400	4,900
4.750% due 01/15/2018		1,500	1,700

Total Portugal (Cost $6,747)			6,600

SLOVENIA 5.6%
SOVEREIGN ISSUES 5.6%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	100	120
4.375% due 01/18/2021		3,600	4,629
4.700% due 11/01/2016		56,100	66,233
4.750% due 05/10/2018		$8,700	9,266
5.250% due 02/18/2024		8,600	9,417
5.500% due 10/26/2022		200	223
5.850% due 05/10/2023		4,600	5,228

Total Slovenia (Cost $107,797)			95,116

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	534
8.250% due 09/15/2017		100	8

Total South Africa (Cost $823)			542

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
1.064% due 05/22/2017		$1,600	1,600

Total South Korea (Cost $1,601)			1,600

SPAIN 5.3%
CORPORATE BONDS & NOTES 0.0%
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	600	652

SOVEREIGN ISSUES 5.3%
Autonomous Community of Catalonia
4.300% due 11/15/2016		3,300	3,833
4.950% due 02/11/2020 (h)		2,000	2,455
Autonomous Community of Valencia
4.375% due 07/16/2015		50	56
Spain Government International Bond
3.800% due 04/30/2024 (h)		7,100	8,935
4.700% due 07/30/2041		1,300	1,809
4.800% due 01/31/2024		1,800	2,428
5.150% due 10/31/2044		12,500	18,645
5.400% due 01/31/2023 (h)		31,800	44,076
Xunta de Galicia
6.131% due 04/03/2018		3,190	4,090
6.964% due 12/28/2017		3,000	3,871

			90,198

Total Spain (Cost $107,120)			90,850

SUPRANATIONAL 2.0%
CORPORATE BONDS & NOTES 2.0%
Asian Development Bank
4.625% due 03/06/2019	NZD	13,000	9,176
European Union
3.375% due 04/04/2032	EUR	17,900	25,542

Total Supranational (Cost $34,848)			34,718

SWEDEN 1.7%
CORPORATE BONDS & NOTES 1.1%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	4,756
Stadshypotek AB
3.000% due 03/21/2018		41,000	5,334
4.250% due 10/10/2017	AUD	1,200	953
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018	SEK	17,000	2,261
Swedbank Hypotek AB
3.750% due 12/20/2017		40,700	5,340

			18,644

SOVEREIGN ISSUES 0.6%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	9,484

Total Sweden (Cost $33,859)			28,128

SWITZERLAND 0.7%
CORPORATE BONDS & NOTES 0.7%
UBS AG
5.125% due 05/15/2024		$4,800	4,757
7.250% due 02/22/2022		6,000	6,328

Total Switzerland (Cost $11,380)			11,085

THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Thai Oil PCL
3.625% due 01/23/2023		$900	888

Total Thailand (Cost $896)			888

UNITED KINGDOM 9.1%
BANK LOAN OBLIGATIONS 0.4%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$7,205	7,144

CORPORATE BONDS & NOTES 1.8%
Barclays Bank PLC
7.750% due 04/10/2023		638	693
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	3,300	3,673
HBOS PLC
0.982% due 09/30/2016		$2,100	2,100
HSBC Holdings PLC
5.250% due 09/16/2022 (e)	EUR	300	334
6.375% due 03/30/2025 (e)		$1,500	1,511
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,000	8,625
Royal Bank of Scotland PLC
9.500% due 03/16/2022		4,100	4,532
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	1,000	1,078
Tesco PLC
5.000% due 03/24/2023	GBP	600	952
6.125% due 02/24/2022		3,300	5,620
Tesco Property Finance PLC
5.411% due 07/13/2044		849	1,228

			30,346

MORTGAGE-BACKED SECURITIES 0.6%
Business Mortgage Finance PLC
2.567% due 02/15/2041		3,652	5,627
EuroMASTR PLC
0.771% due 06/15/2040		423	620
Granite Mortgages PLC
0.892% due 06/20/2044		195	305
Paragon Mortgages PLC
0.927% due 05/15/2041		555	822
Preferred Residential Securities PLC
1.321% due 12/15/2042		795	1,128
RMAC Securities PLC
0.438% due 06/12/2044		$353	328
Southern Pacific Financing PLC
1.169% due 12/10/2042	GBP	456	655

			9,485

SOVEREIGN ISSUES 6.3%
United Kingdom Gilt
3.250% due 01/22/2044		34,100	59,168
3.500% due 01/22/2045		7,100	12,902
4.250% due 03/07/2036		1,500	2,964
4.250% due 12/07/2040		11,900	24,059
4.750% due 12/07/2030		2,000	4,078
4.750% due 12/07/2038		2,100	4,504

			107,675

Total United Kingdom (Cost $141,256)			154,650

UNITED STATES 30.7%
ASSET-BACKED SECURITIES 2.4%
ACE Securities Corp Home Equity Loan Trust
0.657% due 10/25/2035		$2,000	1,707
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.057% due 07/25/2034		642	572
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		8	7
0.887% due 10/25/2031		3	3

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.005% due 02/25/2034	422	380
Bear Stearns Asset-Backed Securities Trust
0.437% due 08/25/2020 ^	438	329
0.587% due 09/25/2046	1,585	1,365
Carrington Mortgage Loan Trust
0.507% due 10/25/2035	7	7
CIT Group Home Equity Loan Trust
0.720% due 06/25/2033	36	34
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045	1,376	1,029
0.257% due 05/25/2037	165	119
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	76	77
Countrywide Asset-Backed Certificates
0.367% due 08/25/2036	664	655
0.367% due 09/25/2036	85	84
0.527% due 12/25/2036 ^	127	89
0.667% due 12/25/2031	11	8
1.162% due 06/25/2035	461	456
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.305% due 07/25/2037	241	161
Home Equity Asset Trust
0.785% due 11/25/2032	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	439	263
Lehman XS Trust
0.335% due 04/25/2037 ^	1,465	1,092
Merrill Lynch Mortgage Investors Trust
0.267% due 09/25/2037	204	79
0.307% due 02/25/2037	54	26
0.687% due 06/25/2036	786	752
Morgan Stanley ABS Capital, Inc. Trust
0.237% due 07/25/2036	120	72
1.132% due 06/25/2034	1,344	1,272
Morgan Stanley Home Equity Loan Trust
0.537% due 04/25/2037	1,811	1,121
Morgan Stanley Mortgage Loan Trust
0.257% due 01/25/2047 ^	5	5
0.547% due 04/25/2037	594	326
5.919% due 09/25/2046 ^	2,084	1,254
Navient Private Education Loan Trust
0.886% due 09/16/2024	3,123	3,119
OneMain Financial Issuance Trust
2.470% due 09/18/2024	6,300	6,333
People’s Choice Home Loan Securities Trust
1.535% due 01/25/2035	2,000	1,698
Popular ABS Mortgage Pass-Through Trust
0.277% due 06/25/2047 ^	318	313
0.497% due 06/25/2047 ^	1,769	1,275
RAAC Trust
1.387% due 09/25/2047	4,271	4,203
Renaissance Home Equity Loan Trust
0.687% due 12/25/2033	427	409
Residential Asset Mortgage Products Trust
0.697% due 06/25/2035	2,000	1,963
Residential Asset Securities Corp. Trust
0.687% due 07/25/2032 ^	26	22
Securitized Asset-Backed Receivables LLC Trust
0.237% due 12/25/2036	46	26
0.247% due 12/25/2036 ^	36	13
0.317% due 05/25/2037 ^	630	448
Soundview Home Loan Trust
0.247% due 11/25/2036	38	15
0.317% due 12/25/2036	1,288	1,244
0.437% due 08/25/2037	3,000	2,105
Structured Asset Investment Loan Trust
0.547% due 10/25/2035	881	868
0.907% due 05/25/2035	3,522	3,274
Structured Asset Securities Corp. Mortgage Loan Trust
1.684% due 04/25/2035	355	340
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036	59	31

		41,046

CORPORATE BONDS & NOTES 1.1%
Ally Financial, Inc.
5.500% due 02/15/2017	1,050	1,097
Aviation Capital Group Corp.
7.125% due 10/15/2020	300	349
Bank of America Corp.
2.600% due 01/15/2019	500	506
6.100% due 03/17/2025 (e)	1,100	1,088

CenturyLink, Inc.
6.000% due 04/01/2017	2,800	2,930
International Lease Finance Corp.
6.750% due 09/01/2016	300	316
8.625% due 09/15/2015	1,400	1,419
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	14,600	1,697
Masco Corp.
6.125% due 10/03/2016	8,200	8,671
Universal Health Services, Inc.
7.125% due 06/30/2016	1,000	1,059

		19,132

MORTGAGE-BACKED SECURITIES 10.3%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035	340	301
2.933% due 07/25/2035	478	461
Ally Financial, Inc.
2.500% due 03/15/2017 (f)	5,000	4,929
American Home Mortgage Assets Trust
0.377% due 09/25/2046	1,603	1,191
0.417% due 09/25/2046 ^	6	0
American Home Mortgage Investment Trust
1.923% due 09/25/2045	499	485
Banc of America Funding Trust
2.812% due 11/20/2034	1,186	1,140
2.933% due 01/20/2047 ^	305	259
2.985% due 10/20/2046 ^	1,368	1,044
5.500% due 09/25/2035	2,410	2,498
5.750% due 11/25/2035	1,113	1,168
6.000% due 08/25/2036 ^	417	407
Banc of America Mortgage Trust
2.643% due 07/25/2035	140	133
2.687% due 09/25/2035 ^	474	437
5.500% due 11/25/2035 ^	306	293
BCAP LLC Trust
0.886% due 01/26/2047	1,179	1,044
2.428% due 02/26/2036	477	480
5.250% due 02/26/2036	1,903	1,732
5.250% due 08/26/2037	1,760	1,836
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	252	254
2.354% due 02/25/2033	7	6
2.454% due 10/25/2033	210	212
2.459% due 05/25/2034	164	152
2.593% due 05/25/2033	109	110
2.648% due 05/25/2034	602	583
2.708% due 10/25/2035	24	24
2.834% due 02/25/2034	33	32
2.993% due 02/25/2036 ^	662	556
3.119% due 11/25/2034	1,244	1,198
Bear Stearns ALT-A Trust
2.523% due 08/25/2036 ^	113	83
2.595% due 11/25/2036	2,196	1,605
2.689% due 11/25/2035 ^	95	72
2.810% due 08/25/2036 ^	2,094	1,579
4.184% due 11/25/2036 ^	797	613
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036	226	183
Bella Vista Mortgage Trust
0.437% due 05/20/2045	53	42
Chase Mortgage Finance Trust
2.553% due 02/25/2037	909	925
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	211	204
Citigroup Commercial Mortgage Trust
0.936% due 06/15/2033	11,200	11,156
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	836	840
2.410% due 09/25/2035	899	900
2.633% due 08/25/2035	565	562
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.279% due 09/25/2035 ^	3,424	2,965
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	592	598
Commercial Mortgage Trust
0.672% due 03/10/2046 (a)	12,000	475
1.900% due 01/10/2046 (a)	19,330	1,517
Countrywide Alternative Loan Trust
0.347% due 02/25/2047	692	596
0.357% due 05/25/2047	641	555
0.387% due 06/25/2037	1,909	1,641
0.397% due 05/25/2035	1,860	1,546
0.397% due 03/20/2046	107	85
0.397% due 07/25/2046 ^	95	76

0.397% due 07/25/2046	1,603	1,400
0.437% due 09/25/2046 ^	1,529	692
0.447% due 07/25/2046 ^	983	514
0.467% due 12/25/2035	54	47
0.467% due 09/20/2046	1,304	461
0.537% due 05/25/2037 ^	930	569
0.587% due 06/25/2036 ^	552	368
1.558% due 08/25/2035	681	633
1.658% due 11/25/2035	815	666
2.198% due 11/25/2035	580	488
5.250% due 06/25/2035 ^	364	338
6.000% due 01/25/2037 ^	2,521	2,218
6.250% due 08/25/2037 ^	759	653
6.500% due 08/25/2032	488	491
Countrywide Home Loan Mortgage Pass-Through Trust
0.407% due 05/25/2035	890	663
0.477% due 04/25/2035	141	118
0.507% due 03/25/2035	2,037	1,597
0.517% due 02/25/2035	295	273
0.527% due 02/25/2035	127	115
0.527% due 03/25/2036	555	289
2.313% due 02/20/2036 ^	893	828
2.368% due 01/20/2035	186	179
2.385% due 11/20/2034	1,236	1,169
2.429% due 11/25/2034	80	77
2.481% due 04/20/2036 ^	425	362
2.530% due 08/25/2034	85	74
2.554% due 09/25/2047 ^	1,345	1,208
2.598% due 11/19/2033	16	15
2.680% due 08/25/2034	165	145
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	829	502
Credit Suisse First Boston Mortgage Securities Corp.
1.337% due 03/25/2034 ^	118	114
2.288% due 07/25/2033	38	38
6.000% due 12/25/2035	500	498
Credit Suisse Mortgage Capital Certificates
5.927% due 12/16/2049	5,064	5,267
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	15,100	229
1.531% due 11/10/2046 (a)	34,958	650
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	891	786
Deutsche ALT-B Securities, Inc.
0.287% due 10/25/2036 ^	115	74
6.300% due 07/25/2036 ^	781	602
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035	506	504
Extended Stay America Trust
1.213% due 12/05/2031 (a)	34,000	227
First Horizon Alternative Mortgage Securities Trust
2.271% due 08/25/2035	1,587	1,394
First Horizon Mortgage Pass-Through Trust
2.677% due 08/25/2035	323	294
5.000% due 10/25/2020	79	78
GMAC Mortgage Corp. Loan Trust
2.955% due 06/25/2034	64	62
GreenPoint Mortgage Funding Trust
0.367% due 01/25/2037	1,337	1,029
0.387% due 12/25/2046 ^	1,119	675
0.397% due 04/25/2036	785	629
0.457% due 11/25/2045	83	71
0.627% due 06/25/2045	389	340
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033	126	125
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	539	540
GS Mortgage Securities Corp.
0.395% due 05/03/2032 (a)	65,000	1,521
1.861% due 02/10/2046 (a)	19,251	1,751
2.507% due 11/10/2045 (a)	25,084	2,743
GSR Mortgage Loan Trust
0.447% due 08/25/2046	851	367
1.860% due 03/25/2033	167	164
2.630% due 05/25/2035	383	357
2.682% due 09/25/2035	437	439
HarborView Mortgage Loan Trust
0.377% due 07/21/2036	1,112	924
0.378% due 09/19/2037	1,417	1,124
0.428% due 03/19/2036	212	154
0.468% due 02/19/2036	698	527
0.498% due 11/19/2035	1,227	1,035
0.888% due 01/19/2035	82	60
0.928% due 02/19/2034	2	2
2.669% due 07/19/2035	156	141
2.725% due 07/19/2035	34	29

HomeBanc Mortgage Trust
0.367% due 12/25/2036	65	56
Impac CMB Trust
0.847% due 03/25/2035	60	56
0.967% due 10/25/2034	644	607
IndyMac Mortgage Loan Trust
0.395% due 05/25/2046	1,217	1,028
0.427% due 06/25/2037	955	835
0.437% due 02/25/2037	1,600	1,011
0.477% due 11/25/2036 ^	739	461
2.532% due 12/25/2034	224	206
4.079% due 08/25/2035	393	337
4.748% due 11/25/2035 ^	1,001	935
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	8	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.424% due 12/15/2047 (a)	82,633	5,413
JPMorgan Mortgage Trust
1.990% due 11/25/2033	195	192
2.186% due 07/27/2037	1,661	1,445
2.478% due 10/25/2035	396	395
2.499% due 08/25/2035	958	951
2.642% due 07/25/2035	434	431
2.740% due 02/25/2036 ^	1,176	1,070
Lehman XS Trust
0.427% due 11/25/2046 ^	113	31
0.507% due 11/25/2046 ^	825	375
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046	376	286
0.527% due 05/25/2047 ^	1,217	564
MASTR Alternative Loan Trust
0.587% due 03/25/2036	525	129
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	5	4
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035	801	754
0.437% due 08/25/2036	164	158
2.182% due 02/25/2033	169	162
2.578% due 06/25/2037	528	508
2.762% due 06/25/2035	663	648
Merrill Lynch Mortgage-Backed Securities Trust
2.843% due 04/25/2037 ^	53	46
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	637	657
Morgan Stanley Bank of America Merrill Lynch Trust
1.568% due 05/15/2046 (a)	66,223	4,357
1.823% due 02/15/2046 (a)	23,703	1,857
Nomura Asset Acceptance Corp Alternative Loan Trust
2.439% due 10/25/2035	638	601
2.900% due 08/25/2035	1,005	984
4.068% due 02/25/2036 ^	258	214
5.820% due 03/25/2047	659	668
6.138% due 03/25/2047	563	571
RBSSP Resecuritization Trust
2.281% due 10/26/2036	1,273	1,302
Residential Accredit Loans, Inc. Trust
0.337% due 02/25/2047	1,701	993
0.397% due 04/25/2046	100	53
0.487% due 01/25/2035	1,015	975
3.177% due 08/25/2035 ^	140	77
3.513% due 09/25/2035 ^	520	425
6.000% due 06/25/2037 ^	804	682
Residential Asset Securitization Trust
0.637% due 12/25/2036 ^	468	141
6.250% due 10/25/2036 ^	371	311
6.500% due 08/25/2036 ^	896	604
Residential Funding Mortgage Securities, Inc. Trust
2.710% due 06/25/2035	600	583
2.995% due 09/25/2035 ^	428	343
Sequoia Mortgage Trust
0.537% due 07/20/2033	371	351
2.668% due 04/20/2035	247	256
Structured Adjustable Rate Mortgage Loan Trust
0.407% due 05/25/2037	110	91
1.574% due 01/25/2035	47	38
1.923% due 10/25/2037 ^	429	290
2.480% due 04/25/2034	557	558
2.494% due 04/25/2035	1,944	1,852
2.637% due 02/25/2034	256	257
Structured Asset Mortgage Investments Trust
0.377% due 07/25/2046	1,370	1,093
0.397% due 04/25/2036	495	361
0.407% due 09/25/2047	190	153
0.417% due 05/25/2045	546	483
0.438% due 07/19/2035	375	364
0.497% due 12/25/2035	42	33
0.768% due 07/19/2034	16	16
1.658% due 08/25/2047 ^	2,175	1,834

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.839% due 05/25/2032	15	15
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	247	243
5.500% due 05/25/2035	256	264
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	35
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^	2,306	2,070
1.437% due 06/25/2047 ^	1,152	1,031
UBS-Barclays Commercial Mortgage Trust
1.984% due 12/10/2045 (a)	61,017	5,826
UBS-Citigroup Commercial Mortgage Trust
2.448% due 01/10/2045 (a)	21,866	1,952
Wachovia Bank Commercial Mortgage Trust
5.898% due 06/15/2049	132	132
WaMu Mortgage Pass-Through Certificates Trust
0.407% due 07/25/2046 ^	21	1
0.467% due 11/25/2045	449	394
0.477% due 07/25/2045	858	808
0.477% due 10/25/2045	216	203
0.497% due 01/25/2045	220	209
0.507% due 01/25/2045	155	146
0.918% due 04/25/2047	811	716
0.927% due 11/25/2034	1,224	1,166
0.956% due 12/25/2046	560	528
1.086% due 05/25/2046	1,553	1,454
1.167% due 11/25/2034	829	781
1.558% due 06/25/2042	124	120
1.558% due 08/25/2042	89	85
1.943% due 04/25/2037 ^	1,682	1,468
2.023% due 12/25/2036 ^	58	52
2.176% due 02/25/2037 ^	917	771
2.187% due 11/25/2046	221	201
2.187% due 12/25/2046	774	719
2.390% due 12/25/2035	1,324	1,221
2.424% due 08/25/2034	670	670
2.439% due 03/25/2034	609	612
2.440% due 03/25/2035	820	822
2.559% due 06/25/2033	106	108
3.869% due 03/25/2036	1,769	1,610
4.362% due 02/25/2037 ^	599	560
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	108	105
Washington Mutual Mortgage Pass-Through Certificates Trust
0.437% due 07/25/2046 ^	131	57
1.098% due 07/25/2046 ^	641	401
1.128% due 05/25/2046	2,393	1,812
2.166% due 02/25/2033	3	3
6.000% due 10/25/2035 ^	878	661
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	280	256
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/2036	152	150
2.637% due 04/25/2036	470	470
5.676% due 04/25/2036	272	81
6.000% due 10/25/2036 ^	409	400
Wells Fargo-RBS Commercial Mortgage Trust
0.408% due 03/15/2048 (a)	26,228	663
1.622% due 03/15/2045 (a)	69,188	4,618

		174,697

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	969
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	490	484
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	127
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	587
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	600	729

		2,896

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
1.976% due 01/16/2018	15,700	377

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.247% due 07/25/2037	$837	786
0.307% due 03/25/2034	14	14
0.337% due 08/25/2034	11	11
0.387% due 10/27/2037	6,554	6,478
0.587% due 06/25/2029	5	5
1.346% due 06/01/2043 - 10/01/2044	239	245
1.948% due 03/01/2033	106	110
2.004% due 12/01/2034	46	48
2.339% due 05/01/2026	12	12
2.355% due 06/01/2035	86	91
2.478% due 01/25/2022 (a)	20,563	2,163
2.491% due 11/01/2034	1,168	1,253
2.606% due 09/01/2019	3	3
3.000% due 08/01/2045	1,000	991
3.490% due 12/01/2020	4,884	5,196
3.500% due 07/01/2045	2,000	2,057
4.000% due 07/01/2045	24,000	25,396
4.350% due 12/01/2036	109	116
4.500% due 07/01/2045 - 08/13/2045	33,500	36,193
4.521% due 09/01/2035	71	76
5.700% due 08/01/2018	2,142	2,239
6.000% due 04/25/2043 - 07/25/2044	835	947
6.500% due 06/25/2044	19	21
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	476	475
Federal Housing Administration
6.896% due 07/01/2020	266	253
7.430% due 11/01/2022	4	4
Freddie Mac
0.447% due 08/25/2031	29	28
0.636% due 12/15/2031	39	40
0.786% due 12/15/2037	1,325	1,339
1.014% due 09/25/2022 (a)	23,544	1,204
1.169% due 11/25/2022 (a)	28,720	1,774
1.346% due 10/25/2044	863	877
1.460% due 08/25/2019 (a)	37,802	1,780
1.557% due 11/25/2019 (a)	34,322	1,818
2.271% due 09/01/2035	55	59
2.363% due 06/01/2024	19	20
2.375% due 03/01/2036	242	248
4.195% due 11/01/2035	110	117
5.000% due 10/01/2035	12	12
5.128% due 08/01/2035	91	98
5.231% due 10/01/2035	35	36
Ginnie Mae
1.625% due 10/20/2029	16	17
6.000% due 08/20/2034	5,667	6,496
NCUA Guaranteed Notes
0.565% due 03/06/2020	985	987

		102,133

U.S. TREASURY OBLIGATIONS 10.7%
U.S. Treasury Bonds
5.250% due 02/15/2029 (l)	3,500	4,559
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)(l)	941	932
0.125% due 07/15/2022 (h)(j)(l)	34,053	33,779
0.125% due 01/15/2023 (h)(j)(l)	41,818	41,060
0.250% due 01/15/2025 (j)	50,542	49,512
1.375% due 01/15/2020 (j)	3,173	3,391
1.750% due 01/15/2028 (l)	4,404	4,977
2.375% due 01/15/2027 (l)	5,045	6,022
2.500% due 01/15/2029 (l)	1,983	2,439
U.S. Treasury Notes
1.750% due 05/15/2023 (j)(l)	11,200	10,823
U.S. Treasury Strips
0.000% due 11/15/2023 (c)	13,800	11,293
0.000% due 05/15/2026 (c)	17,300	13,050

		181,837

Total United States (Cost $521,606)		522,118

SHORT-TERM INSTRUMENTS 1.5%
CERTIFICATES OF DEPOSIT 0.3%
Credit Suisse
0.654% due 01/28/2016	$2,900	2,901
Intesa Sanpaolo SpA
1.656% due 04/11/2016	2,100	2,105

		5,006

REPURCHASE AGREEMENTS (g) 0.0%		787

U.S. TREASURY BILLS 1.2%
0.014% due 07/09/2015 - 11/12/2015 (b)(h)(j)(l)	20,016	20,016

Total Short-Term Instruments (Cost $25,813)		25,809

Total Investments in Securities (Cost $1,969,463)		1,887,229

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	2,096,892	20,797

Total Short-Term Instruments (Cost $20,799)		20,797

Total Investments in Affiliates (Cost $20,799)		20,797

Total Investments 112.4% (Cost $1,990,262)		$1,908,026
Financial Derivative Instruments (i)(k) 0.7% (Cost or Premiums, net $(155))		11,648
Other Assets and Liabilities, net (13.1%)		(222,481)

Net Assets 100.0%		$1,697,193

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,929	0.29%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$787	Fannie Mae 2.260% due 10/17/2022	$(805)	$787	$787

Total Repurchase Agreements						$(805)	$787	$787

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
DUB	(0.650)%	05/27/2015	12/31/2015	EUR	(1,021)	$(1,137)
JPS	0.250	01/06/2015	07/07/2015		$(57,634)	(57,704)

Total Reverse Repurchase Agreements						$(58,841)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
BPS	0.000%	05/07/2015	08/06/2015	EUR	(205,444)	$(229,829)
MYI	(0.133)	04/16/2015	07/16/2015		(38,920)	(42,462)
	(0.131)	04/16/2015	07/16/2015		(23,192)	(25,611)
	(0.130)	04/16/2015	07/16/2015		(18,677)	(20,835)

Total Sale-Buyback Transactions						$(318,737)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $480,325 at a weighted average interest rate of 0.083%.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	07/01/2045	$33,200	$(34,542)	$(34,151)
Fannie Mae	3.500	08/01/2045	11,000	(11,265)	(11,286)
Fannie Mae	4.000	07/01/2045	40,000	(42,572)	(42,327)
Fannie Mae	4.000	08/01/2045	68,000	(71,802)	(71,797)
Fannie Mae	4.500	07/01/2045	44,000	(47,671)	(47,541)
Fannie Mae	4.500	08/13/2045	90,000	(97,165)	(97,102)

Total Short Sales				$(305,017)	$(304,204)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $367,215 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price		Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures		$105.500	08/21/2015	654	$6	$11
Put - CBOT U.S. Treasury 10-Year Note September Futures		107.500	08/21/2015	250	2	4
Call - CBOT U.S. Treasury 30-Year Bond September Futures		210.000	08/21/2015	105	1	2
Call - MSE Canada Government 10-Year Bond September Futures	CAD	154.000	08/21/2015	250	2	1

					$11	$18

Total Purchased Options					$11	$18

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	190	$(67)	$5	$0
90-Day Eurodollar June Futures	Short	06/2016	38	(13)	0	0
90-Day Eurodollar March Futures	Short	03/2016	1	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2017	129	(42)	2	0
90-Day Eurodollar September Futures	Short	09/2016	161	(61)	4	0
Australia Government 10-Year Bond September Futures	Long	09/2015	173	83	137	(72)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	161	(15)	81	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	161	7	0	(29)
Canada Government 10-Year Bond September Futures	Short	09/2015	260	(202)	0	(500)
Euro-Bobl September Futures	Long	09/2015	380	211	241	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	905	(3,885)	817	(2,482)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	619	(1,467)	1,249	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	239	(2,158)	943	0
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2015	626	(928)	817	0
Japan Government 10-Year Bond September Futures	Short	09/2015	23	(102)	38	(84)
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond August Futures	Long	07/2015	380	0	0	0
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	785	(1)	0	0
Put Options Strike @ EUR 131.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	31	0	0	0
Put Options Strike @ EUR 138.000 on Euro-Bund 10-Year Bond August Futures	Long	07/2015	250	0	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	160	43	55	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	183	30	67	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	93	3	6	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	715	321	0	(22)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	105	214	7	0
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	33	69	2	0
United Kingdom Long Gilt September Futures	Long	09/2015	884	40	1,827	0

Total Futures Contracts				$(7,921)	$6,298	$(3,189)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000)%	12/20/2019	EUR 116,500	$(1,023)	$834	$709	$0
iTraxx Europe Senior 23 5-Year Index	(1.000)	06/20/2020	12,800	(75)	90	89	0

				$(1,098)	$924	$798	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$25,344	$1,614	$(180)	$128	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	40,300	$(1,743)	$(1,784)	$0	$(553)
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$461,500	(651)	(701)	31	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		314,000	(1,671)	(289)	21	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		95,400	401	(498)	40	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		207,900	1,789	(1,009)	128	0
Receive	3-Month USD-LIBOR	2.500	12/16/2035		4,200	281	(19)	5	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		5,100	(262)	20	0	(12)
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2019	AUD	29,700	581	(184)	39	0
Pay	6-Month AUD-BBR-BBSW	3.000	06/17/2020		13,800	129	(63)	20	0
Pay	6-Month EUR-EURIBOR	0.150	09/16/2017	EUR	44,100	(4)	(34)	14	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		78,200	3,882	4,989	0	(902)
Receive	6-Month EUR-EURIBOR	1.250	09/16/2045		21,800	2,782	5,302	0	(552)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		30,800	2,107	386	0	(820)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	54,400	(469)	100	0	(134)
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		70,700	(1,596)	(1,544)	600	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		104,400	3,175	1,596	0	(1,856)
Receive	6-Month GBP-LIBOR	3.000	09/16/2045		2,100	(456)	(374)	0	(87)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		5,800	763	(51)	0	(207)
Pay	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	2,790,000	211	(74)	20	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		1,230,000	9	(199)	40	0
Receive	6-Month JPY-LIBOR	1.500	12/20/2044		2,360,000	(112)	816	0	(88)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	700,500	202	134	30	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		258,800	(74)	75	73	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		637,200	546	299	223	0

						$9,820	$6,894	$1,284	$(5,211)

Total Swap Agreements						$10,336	$7,638	$2,210	$(5,211)

(j)	Securities with an aggregate market value of $44,826 and cash of $8,676 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015	CAD	12,471		$10,014	$29	$0
BOA	07/2015	BRL	44,906		16,238	1,794	0
	07/2015	JPY	1,144,200		9,172	0	(177)
	07/2015		$14,447	BRL	44,906	22	(25)
	07/2015		73,367	NZD	102,829	0	(3,685)
	08/2015	NOK	114,425		$14,545	0	(35)
	08/2015		$559	SEK	4,800	20	0
	09/2015		4,590	CNY	28,183	3	0
	01/2016	BRL	51,100		$17,290	1,866	0
	04/2016	DKK	388,051		57,366	0	(1,095)
	07/2017	BRL	68,600		23,638	5,765	0
BPS	07/2015		137,575		44,342	93	0
	07/2015	JPY	5,554,353		44,719	0	(666)
	07/2015	NZD	4,922		3,505	169	0
	07/2015		$43,796	BRL	137,575	470	(16)
	07/2015		2,061	MXN	31,962	0	(28)
	08/2015	BRL	30,321		$9,659	19	0
	08/2015	DKK	1,870		274	0	(5)
	08/2015	NOK	45,720		5,878	52	0
	08/2015	SEK	104,730		12,395	0	(249)
	08/2015		$19,372	JPY	2,400,153	247	0
BRC	07/2015	KRW	1,438,113		$1,297	13	0
	07/2015	PLN	47,923		12,525	0	(211)
	07/2015	TWD	16,950		553	4	0
	07/2015		$11,122	PLN	41,228	0	(165)
	07/2015	ZAR	6,901		$564	0	0
	09/2015		$5,883	CNY	36,000	3	(19)
CBK	07/2015	AUD	28,204		$21,627	39	(173)
	07/2015	BRL	43,439		13,488	0	(484)
	07/2015	CAD	911		738	9	0
	07/2015	EUR	9,774		11,012	116	0
	07/2015	PLN	711		195	6	0
	07/2015		$14,001	BRL	43,439	0	(29)
	07/2015		1,078	CAD	1,328	0	(15)
	07/2015		27,950	EUR	25,127	322	(260)
	07/2015		11,635	JPY	1,441,400	142	0
	07/2015		1,970	MXN	30,289	0	(43)
	07/2015		16,235	PLN	59,210	14	(513)
	08/2015	SEK	24,030		$2,787	0	(114)
	09/2015	MXN	80,937		5,120	2	0
	09/2015		$13,377	CNY	81,153	12	(164)
DUB	07/2015	BRL	79,613		$25,312	16	(310)
	07/2015	NOK	641,102		81,553	0	(215)
	07/2015		$25,248	BRL	79,613	388	(29)
	07/2015		99,744	KRW	108,023,036	0	(3,324)
	07/2015		78,839	SEK	668,870	1,846	0
	08/2015	SEK	22,865		$2,638	0	(123)
	08/2015		$81,493	NOK	641,102	214	0
	04/2016	BRL	37,105		$10,901	16	0
FBF	07/2015		13,789		4,444	9	0
	07/2015	KRW	8,556,156		7,712	75	0
	07/2015		$4,428	BRL	13,789	21	(14)
	07/2015		44,485	JPY	5,549,300	858	0
	07/2015		296	MXN	4,541	0	(7)
	09/2015	CNY	194,718		$31,682	0	(50)
	04/2016	BRL	45,883		13,263	0	(196)
GLM	07/2015	AUD	12,076		9,212	0	(105)
	07/2015	BRL	76,405		26,279	1,920	(216)
	07/2015	PLN	217		60	2	0
	07/2015	SEK	105,029		12,701	32	0
	07/2015		$171,312	AUD	221,603	0	(334)
	07/2015		24,203	BRL	76,405	388	(16)
	07/2015		120,765	CAD	150,019	0	(654)
	08/2015	CHF	1,516		$1,625	1	0
	08/2015	EUR	2,704		3,028	12	0
	08/2015	NOK	17,495		2,231	1	0
	08/2015		$16,016	DKK	103,555	0	(524)
	08/2015		12,709	SEK	105,029	0	(31)
	04/2016	BRL	2,683		$801	14	0
	07/2016		43,439		12,122	0	(274)
HUS	07/2015	JPY	2,564,247		20,713	0	(239)
	07/2015	PLN	35,653		9,528	53	0
	07/2015	SGD	33,904		25,186	21	0
	07/2015		$62,205	GBP	40,488	1,411	0
	07/2015		26,935	PLN	99,585	26	(495)
	07/2015		103,659	SGD	140,842	877	0
	08/2015		9,658	DKK	64,380	0	(26)
	04/2016	DKK	111,106		$16,446	0	(293)
JPM	07/2015	BRL	150,902		54,640	6,131	(27)
	07/2015	EUR	61,848		69,308	461	(104)
	07/2015	GBP	41,298		64,587	89	(391)
	07/2015	KRW	36,644		33	0	0
	07/2015	NZD	8,558		5,936	137	0
	07/2015	PLN	170,113		45,299	90	0
	07/2015		$48,637	BRL	150,902	0	(102)
	07/2015		19,946	EUR	17,700	20	(233)
	07/2015		1,249	GBP	810	23	0
	07/2015		5,983	PLN	21,504	0	(268)
	08/2015		4,330	BRL	13,700	26	0
	08/2015		50,861	GBP	32,321	0	(88)
	09/2015		1,852	CNY	11,190	0	(28)
	10/2015	DKK	6,252		$954	17	0
	01/2016	BRL	41,244		14,000	1,551	0
	01/2016	DKK	19,036		2,911	51	0
	04/2016		42,442		6,297	0	(97)
MSB	07/2015	BRL	11,070		3,486	0	(74)
	07/2015	KRW	4,215,559		3,768	5	0
	07/2015	RUB	19,936		353	0	(8)
	07/2015	SEK	563,841		68,340	324	0
	07/2015		$3,568	BRL	11,070	0	(7)
	07/2015		103,409	CHF	97,825	1,222	0
	07/2015		7,050	PLN	26,708	48	0
	07/2015		366	RUB	19,936	0	(5)
	08/2015	CHF	13,558		$14,511	0	(13)
	08/2015	NOK	17,085		2,113	0	(63)
	08/2015	RUB	19,936		360	5	0
	08/2015		$68,381	SEK	563,841	0	(321)
	09/2015		4,440	CNY	27,317	12	0
	01/2016	DKK	31,173		$4,770	87	0
NAB	07/2015	AUD	181,323		140,253	354	0
	08/2015		$140,000	AUD	181,323	0	(352)
SCX	07/2015	MXN	66,792		$4,285	37	0
	07/2015		$96,964	EUR	86,756	6	(250)
	07/2015		22,164	JPY	2,748,000	290	0
	08/2015	EUR	43,756		$49,052	250	0
	08/2015		$17,210	INR	1,115,651	199	0
	08/2015		30,324	NOK	239,960	258	0
	09/2015		4,260	MXN	66,792	0	(37)
TDM	07/2015	BRL	106,386		$34,289	72	0
	07/2015	CAD	137,965		111,190	730	0
	07/2015		$34,302	BRL	106,386	0	(85)
	08/2015		111,137	CAD	137,965	0	(723)
UAG	07/2015	BRL	14,250		$4,530	0	(53)
	07/2015	CHF	97,825		104,233	0	(398)
	07/2015	EUR	90,897		99,499	108	(1,946)
	07/2015	JPY	475,900		3,835	0	(53)
	07/2015	NZD	89,349		60,923	376	0
	07/2015		$4,593	BRL	14,250	0	(10)
	07/2015		36,560	EUR	32,936	359	(200)
	07/2015		111,930	NOK	881,062	444	0
	08/2015	DKK	174,905		$25,620	0	(547)
	08/2015		$4,479	BRL	14,250	51	0
	08/2015		104,347	CHF	97,825	415	0
	08/2015		737	MYR	2,779	0	0
	08/2015		60,747	NZD	89,349	0	(375)
	10/2015	DKK	6,333		$966	17	0

Total Forward Foreign Currency Contracts						$33,697	$(22,504)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	750	$42	$16
	Put - OTC EUR versus USD		1.050	07/21/2015		851	81	45
	Put - OTC GBP versus USD		1.050	09/14/2015	GBP	45,000	7	0
	Call - OTC USD versus BRL	BRL	3.280	07/29/2015		$4,400	32	23
	Call - OTC USD versus JPY	JPY	127.000	07/20/2015		19,500	111	7
	Call - OTC USD versus SEK	SEK	15.000	09/14/2015		25,000	3	0
BPS	Call - OTC USD versus CHF	CHF	1.210	09/11/2015		75,000	7	3
	Call - OTC USD versus JPY	JPY	127.000	07/20/2015		11,800	72	4
BRC	Put - OTC EUR versus JPY		130.000	07/21/2015	EUR	800	66	78
CBK	Put - OTC AUD versus USD		$0.540	09/17/2015	AUD	25,000	2	0
	Put - OTC EUR versus USD		1.050	07/21/2015	EUR	731	64	39
	Call - OTC USD versus SEK	SEK	12.650	09/18/2015		$85,000	8	1
DUB	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		4,500	33	34
FBF	Call - OTC USD versus BRL		3.230	07/27/2015		5,100	33	39
	Call - OTC USD versus BRL		3.280	07/29/2015		4,400	33	23
GLM	Put - OTC EUR/USD versus JPY		$1.110/JPY 121.500	07/21/2015		800	62	125
	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		9,500	101	102
HUS	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	626	32	13
JPM	Call - OTC USD versus CAD	CAD	1.550	09/17/2015		$196,000	20	4
	Call - OTC USD versus NOK	NOK	11.750	09/14/2015		90,000	9	2
MSB	Put - OTC EUR versus JPY	JPY	130.000	07/21/2015	EUR	1,100	99	108
	Call - OTC USD versus JPY		127.000	07/20/2015		$9,000	48	3

							$965	$669

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$38,000	$3,065	$269
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015		1,600	126	11
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015		19,500	1,613	138
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	11/26/2015	EUR	42,900	703	389

								$5,507	$807

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 08/01/2045	$116.438	08/06/2015	$100,000	$4	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BRC	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000%	07/02/2015	$5,500	$0	$0
DUB	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000	07/02/2015	5,500	0	0

					$0	$0

Total Purchased Options					$6,476	$1,476

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	3.090	07/29/2015	$4,400	$(33)	$(47)
BPS	Put - OTC USD versus JPY	JPY	117.000	07/02/2015	11,800	(68)	0
DUB	Put - OTC USD versus BRL	BRL	3.050	07/27/2015	4,500	(28)	(28)
FBF	Put - OTC USD versus BRL		3.030	07/27/2015	5,100	(30)	(24)
	Put - OTC USD versus BRL		3.090	07/29/2015	4,400	(33)	(47)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	14,300	(87)	(71)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	6,200	(70)	(6)
	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	6,000	(46)	(5)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	5,330	(61)	(5)
MSB	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	22,500	(165)	(18)

						$(621)	$(251)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$(4)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$161,000	$(3,059)	$(153)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		6,700	(120)	(6)
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400	04/29/2016	EUR	26,700	(98)	(16)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		26,700	(232)	(1,038)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		$81,900	(1,544)	(78)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	07/10/2015	GBP	30,700	(122)	(106)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/13/2015		7,200	(33)	(59)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/15/2015		7,200	(60)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/15/2015		7,200	(23)	(67)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750	09/11/2015	EUR	6,000	(161)	(5)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300	09/11/2015		6,000	(174)	(758)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564	11/26/2015		17,200	(704)	(710)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/27/2015	GBP	7,100	(41)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/27/2015		7,100	(36)	(93)

								$(6,407)	$(3,089)

Total Written Options								$(7,098)	$(3,344)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595)%	06/20/2017	0.881%	$2,800	$0	$15	$15	$0
	Universal Health Services, Inc.	(1.250)	06/20/2016	0.188	1,000	0	(11)	0	(11)
BPS	UBS AG	(1.000)	03/20/2017	1.162	1,000	0	2	2	0
CBK	UBS AG	(1.000)	03/20/2017	1.162	5,000	3	10	13	0
DUB	Cardinal Health, Inc.	(1.000)	12/20/2016	0.066	1,000	(19)	5	0	(14)
MYC	Equity Commonwealth	(1.960)	12/20/2015	0.191	8,250	0	(74)	0	(74)

						$(16)	$(53)	$30	$(99)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	2.310%		$4,300	$(122)	$(100)	$0	$(222)
	France Government International Bond	0.250	03/20/2020	0.303		5,600	(43)	30	0	(13)
BRC	France Government International Bond	0.250	03/20/2020	0.303		6,200	(40)	25	0	(15)
CBK	France Government International Bond	0.250	03/20/2020	0.303		4,100	(37)	27	0	(10)
	France Government International Bond	0.250	06/20/2020	0.321		1,300	(8)	4	0	(4)
DUB	Brazil Government International Bond	1.000	03/20/2019	2.218		4,700	(184)	(17)	0	(201)
GST	France Government International Bond	0.250	03/20/2020	0.303		20,300	(182)	134	0	(48)
	France Government International Bond	0.250	06/20/2020	0.321		2,100	(12)	5	0	(7)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	1,200	(52)	(496)	0	(548)
	Greece Government International Bond	1.000	12/20/2015	50.000		2,500	(128)	(1,265)	0	(1,393)
	Greece Government International Bond	1.000	09/20/2015	41.000		$1,100	(35)	(416)	0	(451)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.310		100	(3)	(2)	0	(5)
	France Government International Bond	0.250	03/20/2020	0.303		900	(6)	4	0	(2)
	Italy Government International Bond	1.000	03/20/2019	1.096		38,400	(890)	766	0	(124)
JPM	France Government International Bond	0.250	03/20/2020	0.303		7,300	(58)	41	0	(17)
	France Government International Bond	0.250	06/20/2020	0.321		2,600	(14)	5	0	(9)
MYC	Brazil Government International Bond	1.000	03/20/2019	2.218		11,100	(554)	79	0	(475)
	Brazil Government International Bond	1.000	09/20/2019	2.310		3,800	(112)	(84)	0	(196)
	France Government International Bond	0.250	03/20/2020	0.303		2,200	(18)	13	0	(5)

							$(2,498)	$(1,247)	$0	$(3,745)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000)%	06/20/2020	EUR	800	$26	$7	$33	$0
BRC	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		8,350	98	170	268	0
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		5,300	216	(46)	170	0
GST	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	06/20/2020		3,400	115	26	141	0
MYC	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		15,500	252	245	497	0

						$707	$402	$1,109	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	6,400	$6,852	$19	$(4)	$15	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	32,800	36,408	293	269	562	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		7,040	7,681	6	224	230	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		68,200	74,474	1,008	1,388	2,396	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		53,600	60,032	189	193	382	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		15,940	17,375	242	295	537	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		44,500	49,533	586	38	624	0
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	6,100	6,455	(5)	95	90	0
GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017		21,400	22,909	(22)	75	53	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	4,700	5,264	16	1	17	0
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	14,400	15,360	(95)	186	91	0

							$2,237	$2,760	$4,997	$0

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	1,800	$15	$14	$29	$0
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045		500	0	(6)	0	(6)
DUB	Pay	1-Month GBP-UKRPI	3.503	05/15/2045		900	0	(6)	0	(6)
GLM	Pay	1-Month GBP-UKRPI	3.310	05/15/2030		1,600	0	(24)	0	(24)
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		1,600	0	(23)	0	(23)
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		1,500	0	(21)	0	(21)
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		1,300	4	22	26	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	41,700	(6)	(91)	0	(97)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	1,800	13	14	27	0

							$26	$(121)	$82	$(177)

Total Swap Agreements							$456	$1,741	$6,218	$(4,021)

(l)	Securities with an aggregate market value of $9,255 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$5,247	$0	$5,247
Sovereign Issues	0	11,455	0	11,455
Belgium
Corporate Bonds & Notes	0	2,192	0	2,192
Brazil
Corporate Bonds & Notes	0	16,253	0	16,253
Sovereign Issues	0	76,203	0	76,203
Canada
Sovereign Issues	0	71,481	0	71,481
Cayman Islands
Asset-Backed Securities	0	15,372	0	15,372
Corporate Bonds & Notes	0	1,603	0	1,603
Denmark
Corporate Bonds & Notes	0	82,600	0	82,600
Sovereign Issues	0	10,285	0	10,285
France
Corporate Bonds & Notes	0	2,168	0	2,168
Sovereign Issues	0	87,870	0	87,870
Germany
Sovereign Issues	0	23,866	0	23,866
Greece
Corporate Bonds & Notes	0	7,889	0	7,889
Guernsey, Channel Islands
Corporate Bonds & Notes	0	1,581	0	1,581
Ireland
Asset-Backed Securities	0	226	0	226
Corporate Bonds & Notes	0	14,986	0	14,986
Mortgage-Backed Securities	0	1,312	0	1,312
Italy
Corporate Bonds & Notes	0	21,078	0	21,078
Mortgage-Backed Securities	0	3,606	0	3,606
Sovereign Issues	0	103,915	0	103,915
Japan
Sovereign Issues	0	324,893	0	324,893
Luxembourg
Asset-Backed Securities	0	1,554	0	1,554
Netherlands
Asset-Backed Securities	0	7,639	0	7,639
Corporate Bonds & Notes	0	6,496	0	6,496
Norway
Corporate Bonds & Notes	0	11,712	0	11,712
Sovereign Issues	0	1,563	0	1,563
Poland
Sovereign Issues	0	80	0	80
Portugal
Corporate Bonds & Notes	0	6,600	0	6,600
Slovenia
Sovereign Issues	0	95,116	0	95,116
South Africa
Sovereign Issues	0	542	0	542
South Korea
Corporate Bonds & Notes	0	1,600	0	1,600
Spain
Corporate Bonds & Notes	0	652	0	652
Sovereign Issues	0	90,198	0	90,198
Supranational
Corporate Bonds & Notes	0	34,718	0	34,718
Sweden
Corporate Bonds & Notes	0	18,644	0	18,644
Sovereign Issues	0	9,484	0	9,484
Switzerland
Corporate Bonds & Notes	0	11,085	0	11,085
Thailand
Corporate Bonds & Notes	0	888	0	888
United Kingdom
Bank Loan Obligations	0	7,144	0	7,144
Corporate Bonds & Notes	0	30,346	0	30,346
Mortgage-Backed Securities	0	9,485	0	9,485
Sovereign Issues	0	107,675	0	107,675
United States
Asset-Backed Securities	0	34,713	6,333	41,046
Corporate Bonds & Notes	0	19,132	0	19,132
Mortgage-Backed Securities	0	169,768	4,929	174,697
Municipal Bonds & Notes	0	2,896	0	2,896
Preferred Securities	377	0	0	377
U.S. Government Agencies	0	101,876	257	102,133
U.S. Treasury Obligations	0	181,837	0	181,837
Short-Term Instruments
Certificates of Deposit	0	5,006	0	5,006
Repurchase Agreements	0	787	0	787
U.S. Treasury Bills	0	20,016	0	20,016
	$377	$1,875,333	$11,519	$1,887,229

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,797	$0	$0	$20,797

Total Investments	$21,174	$1,875,333	$11,519	$1,908,026

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(304,204)	$0	$(304,204)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,299	2,227	0	8,526
Over the counter	0	41,391	0	41,391
	$6,299	$43,618	$0	$49,917

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,189)	(5,211)	0	(8,400)
Over the counter	0	(29,869)	0	(29,869)

	$(3,189)	$(35,080)	$0	$(38,269)

Totals	$24,284	$1,579,667	$11,519	$1,615,470

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.2%
AUSTRALIA 1.8%
CORPORATE BONDS & NOTES 1.0%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$44,400	$44,479
2.400% due 11/23/2016		300	307
Telstra Corp. Ltd.
3.125% due 04/07/2025		1,000	977
Westpac Banking Corp.
1.250% due 12/15/2017		22,700	22,644
1.850% due 11/26/2018		10,100	10,150

			78,557

MORTGAGE-BACKED SECURITIES 0.1%
Puma Global Trust
0.421% due 02/21/2038		644	642
Puma Series
2.940% due 05/13/2045	AUD	9,348	7,220
Torrens Trust
2.460% due 10/19/2038		1,335	1,028

			8,890

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
2.750% due 11/20/2025		14,215	12,890
4.000% due 05/20/2026		14,700	11,962
6.000% due 03/01/2022		15,600	14,303
Queensland Treasury Corp.
4.250% due 07/21/2023		20,100	16,471

			55,626

Total Australia (Cost $153,494)			143,073

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Bank NV
8.000% due 01/25/2023		$4,600	5,043

Total Belgium (Cost $5,074)			5,043

BRAZIL 4.5%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
2.643% due 03/17/2017 (h)		$4,900	4,810
3.163% due 03/17/2020		12,700	12,129
3.250% due 03/17/2017		29,200	28,801

			45,740

SOVEREIGN ISSUES 3.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	198,800	59,736
0.000% due 01/01/2017 (c)		185,300	48,951
0.000% due 07/01/2017 (c)		71,300	17,766
0.000% due 01/01/2018 (c)		161,900	38,150
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		536,600	155,688

			320,291

Total Brazil (Cost $412,579)			366,031

CANADA 1.6%
CORPORATE BONDS & NOTES 0.1%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,584

Caisse Centrale Desjardins
2.550% due 03/24/2017		5,000	5,078

			9,662

SOVEREIGN ISSUES 1.5%
Province of British Columbia
4.300% due 06/18/2042	CAD	3,000	2,920
Province of Ontario
2.100% due 09/08/2018 (h)		13,400	11,097
2.450% due 06/29/2022		$6,200	6,207
3.150% due 06/02/2022	CAD	3,400	2,937
3.450% due 06/02/2045 (h)		12,500	10,511
3.500% due 06/02/2024 (h)		50,000	43,757
Province of Quebec
3.000% due 09/01/2023 (h)		19,200	16,278
3.500% due 12/01/2022		6,500	5,733
4.250% due 12/01/2021 (h)		8,800	8,099
5.000% due 12/01/2038 (h)		8,100	8,367
6.000% due 10/01/2029		3,200	3,501

			119,407

Total Canada (Cost $141,025)			129,069

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.9%
ACAS CLO Ltd.
0.485% due 04/20/2021		$3,282	3,270
ALM Ltd.
1.507% due 02/13/2023		23,400	23,406
BlackRock Senior Income
0.515% due 04/20/2019		628	624
CIFC Funding Ltd.
1.425% due 08/14/2024		16,600	16,643
Dryden Senior Loan Fund
1.445% due 01/15/2022		13,665	13,659
Hillmark Funding Ltd.
0.531% due 05/21/2021		6,068	5,988
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019		840	834
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019		280	280
Octagon Investment Partners Ltd.
0.517% due 04/23/2020		225	225
Symphony CLO LP
1.374% due 01/09/2023		8,217	8,194

Total Cayman Islands (Cost $72,867)			73,123

CHINA 0.3%
CORPORATE BONDS & NOTES 0.3%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,135

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	539	89
5.840% due 01/03/2019		4,388	769
China Government International Bond
3.380% due 05/23/2023		4,600	733
4.080% due 08/22/2023		4,600	768

			2,359

Total China (Cost $30,302)			30,494

DENMARK 4.7%
CORPORATE BONDS & NOTES 4.7%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	610,400	92,266
2.000% due 10/01/2015		46,700	7,028
2.000% due 04/01/2016		146,100	22,234
Realkredit Danmark A/S
1.000% due 04/01/2016		28,800	4,345
2.000% due 01/01/2016		191,300	28,917
2.000% due 04/01/2016		1,543,600	234,354

Total Denmark (Cost $383,982)			389,144

FRANCE 6.4%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
0.904% due 03/25/2022	EUR	14	16

CORPORATE BONDS & NOTES 0.6%
Banque PSA Finance S.A.
4.875% due 09/25/2015		2,000	2,252
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		$6,800	6,838
BPCE S.A.
4.625% due 07/11/2024		9,800	9,588
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		16,100	16,168
Dexia Credit Local S.A.
0.656% due 11/07/2016		1,500	1,504
1.875% due 01/29/2020		5,500	5,435
Orange S.A.
5.000% due 10/01/2026 (e)	EUR	6,000	6,914

			48,699

MORTGAGE-BACKED SECURITIES 0.0%
Infiniti SoPRANo
0.175% due 11/05/2019		2,534	2,570

SOVEREIGN ISSUES 5.8%
Caisse Francaise de Financement Local
5.750% due 08/24/2015	AUD	1,600	1,240
France Government Bond
0.250% due 07/25/2024 (d)	EUR	36,493	43,197
1.000% due 05/25/2018 (h)		110,000	126,371
1.750% due 05/25/2023		8,400	10,015
1.750% due 11/25/2024		18,100	21,353
2.500% due 05/25/2030		21,300	26,284
3.250% due 05/25/2045		57,100	78,408
3.750% due 04/25/2017		22,500	26,875
4.000% due 10/25/2038		12,900	19,660
4.500% due 04/25/2041 (h)		70,000	115,828
4.750% due 04/25/2035		600	984
France Treasury Notes
1.000% due 07/25/2017		7,000	7,991

			478,206

Total France (Cost $560,179)			529,491

GERMANY 1.7%
CORPORATE BONDS & NOTES 0.5%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	12,400	16,243
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	14,784
5.375% due 04/23/2024		15,000	11,060

			42,087

SOVEREIGN ISSUES 1.2%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	6,225	7,402
0.750% due 04/15/2018 (d)		15,442	17,947
2.500% due 08/15/2046		4,700	6,420
4.000% due 01/04/2037		19,800	32,224
4.250% due 07/04/2039		19,550	33,768

			97,761

Total Germany (Cost $156,471)			139,848

GREECE 0.2%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	2,900	1,730

National Bank of Greece S.A.
3.875% due 10/07/2016		7,600	6,931

			8,661

SOVEREIGN ISSUES 0.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		7,600	4,618
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	240,000	1,098
5.000% due 08/22/2016		40,000	189

			5,905

Total Greece (Cost $21,418)			14,566

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		$20,100	21,053

Total Guernsey, Channel Islands (Cost $21,122)			21,053

IRELAND 0.9%
ASSET-BACKED SECURITIES 0.0%
Cordatus CLO PLC
0.370% due 01/30/2024	EUR	499	550
Magi Funding PLC
0.331% due 04/11/2021		105	117
Mercator CLO PLC
0.226% due 02/18/2024		143	158
Race Point CLO Ltd.
0.535% due 04/15/2020		$810	809

			1,634

CORPORATE BONDS & NOTES 0.8%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	14,000	16,393
4.875% due 10/28/2015		$2,600	2,637
4.875% due 05/21/2019	EUR	13,950	18,230
5.125% due 03/16/2037		$12,150	14,464
5.500% due 04/25/2016		7,900	8,240
5.750% due 03/28/2017		3,900	4,217
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	3,400	4,036

			68,217

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
1.198% due 04/27/2027		4,485	5,018
Emerald Mortgages PLC
0.178% due 07/15/2048		499	525
German Residential Funding Ltd.
1.138% due 08/27/2024		281	317

			5,860

Total Ireland (Cost $80,173)			75,711

ITALY 15.3%
ASSET-BACKED SECURITIES 0.0%
Alba SPV SRL
1.502% due 04/20/2040	EUR	3,067	3,428

CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
3.750% due 11/25/2016		3,200	3,728
3.875% due 10/24/2018		25,900	31,751
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		2,000	2,344
Banco Popolare SC
3.500% due 03/14/2019		11,250	12,890
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$600	602
5.017% due 06/26/2024		8,700	8,456
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	2,600	2,814

			62,585

MORTGAGE-BACKED SECURITIES 1.0%
Apulia Mortgages Finance SRL
0.749% due 06/20/2058		2,530	2,810
Berica ABS SRL
0.321% due 12/31/2055		1,280	1,417
Berica Residential MBS SRL
0.288% due 03/31/2048		8,418	9,238
Casa D’este Finance SRL
0.336% due 09/15/2021		9,051	9,956
Claris ABS
0.412% due 10/31/2060		10,211	11,214
Creso SRL
0.685% due 12/30/2060		6,463	7,242
DECO SRL
1.438% due 02/22/2026		5,523	6,157
Giovecca Mortgages SRL
0.599% due 04/23/2048		8,207	9,167
Marche Mutui SRL
0.419% due 02/25/2055		4,137	4,547
2.248% due 01/27/2064		10,869	12,402
Vela Home SRL
0.358% due 07/27/2028		8,510	9,465

			83,615

SOVEREIGN ISSUES 13.5%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)		14,831	17,149
2.500% due 12/01/2024		31,650	35,992
3.250% due 09/01/2046		7,300	8,161
3.750% due 09/01/2024		86,400	107,963
4.000% due 02/01/2037		58,600	73,341
4.500% due 05/01/2023 (h)		48,700	64,164
4.500% due 03/01/2024		36,150	47,554
4.750% due 08/01/2023 (h)		226,800	303,292
4.750% due 09/01/2044		66,100	92,873
5.000% due 03/01/2025		96,600	132,116
5.000% due 08/01/2039		3,200	4,586
5.000% due 09/01/2040		50,700	72,627
5.500% due 09/01/2022		95,200	131,698
5.500% due 11/01/2022		8,100	11,183
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	17,861

			1,120,560

Total Italy (Cost $1,399,279)			1,270,188

JAPAN 18.4%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$10,600	10,578

SOVEREIGN ISSUES 18.3%
Japan Government International Bond
1.400% due 09/20/2034	JPY	48,320,000	411,939
1.500% due 03/20/2033		430,000	3,787
1.500% due 12/20/2044		12,890,000	106,957
1.600% due 03/20/2033		31,230,000	279,253
1.700% due 09/20/2032		45,930,000	417,969
1.700% due 09/20/2044		33,460,000	290,648

			1,510,553

Total Japan (Cost $1,645,213)			1,521,131

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.0%
E-Carat S.A.
0.852% due 11/18/2020	EUR	314	350
Penta CLO S.A.
0.268% due 06/04/2024		1,680	1,853

			2,203

CORPORATE BONDS & NOTES 0.1%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018		2,600	3,191

Matterhorn Telecom S.A.
3.875% due 05/01/2022		5,300	5,622

			8,813

Total Luxembourg (Cost $11,235)			11,016

MEXICO 0.4%
SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	560,200	35,831

Total Mexico (Cost $41,796)			35,831

NETHERLANDS 1.2%
ASSET-BACKED SECURITIES 0.4%
Cadogan Square CLO BV
0.391% due 01/17/2023	EUR	879	971
Chapel BV
0.364% due 07/17/2066		11,408	12,130
0.651% due 11/17/2064		6,905	7,262
Halcyon Structured Asset Management European CLO BV
0.381% due 01/25/2023		2,025	2,252
Highlander Euro CDO BV
0.224% due 05/01/2023		188	206
Panther CDO BV
0.364% due 10/15/2084		7,127	7,600

			30,421

CORPORATE BONDS & NOTES 0.8%
Bank Nederlandse Gemeenten NV
1.375% due 03/19/2018		$5,000	5,025
2.250% due 01/12/2017	EUR	400	462
6.750% due 03/02/2018	AUD	4,600	3,922
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$13,000	12,967
ING Bank NV
2.500% due 01/14/2016		14,000	14,140
ING Groep NV
6.500% due 04/16/2025 (e)		14,735	14,284
Rabobank Group
8.375% due 07/26/2016 (e)		4,850	5,080
8.400% due 06/29/2017 (e)		5,400	5,848
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	3,000	3,602

			65,330

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
1.004% due 07/17/2041		1,200	1,201

Total Netherlands (Cost $98,324)			96,952

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
2.000% due 09/15/2015		$6,700	6,708
2.375% due 05/25/2016		13,400	13,434
5.500% due 05/25/2016		2,000	2,060
5.500% due 06/26/2017		1,000	1,062

			23,264

SOVEREIGN ISSUES 0.1%
Norway Government Bond
3.750% due 05/25/2021	NOK	55,000	7,955

Total Norway (Cost $30,971)			31,219

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
4.000% due 10/25/2023	PLN	1,450	409

Total Poland (Cost $452)			409

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	20,700	23,050
4.750% due 01/15/2018		3,400	3,854
5.000% due 05/21/2019		4,400	5,015
5.000% due 05/23/2019		1,080	1,226

Total Portugal (Cost $34,020)			33,145

SLOVENIA 3.8%
CORPORATE BONDS & NOTES 0.0%
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	700	793

SOVEREIGN ISSUES 3.8%
Slovenia Government International Bond
2.250% due 03/25/2022		3,900	4,474
3.000% due 04/08/2021		7,350	8,833
3.500% due 03/23/2017		1,494	1,754
4.125% due 02/18/2019		$19,100	19,912
4.125% due 01/26/2020	EUR	4,670	5,889
4.375% due 01/18/2021		26,050	33,499
4.700% due 11/01/2016		109,450	129,219
4.750% due 05/10/2018		$37,700	40,154
5.250% due 02/18/2024		31,000	33,944
5.500% due 10/26/2022		23,200	25,815
5.850% due 05/10/2023		8,300	9,432

			312,925

Total Slovenia (Cost $323,571)			313,718

SPAIN 6.6%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (e)	EUR	3,000	3,334
Banco Santander S.A.
6.250% due 09/11/2021 (e)		2,400	2,607
BPE Financiaciones S.A.
2.500% due 02/01/2017		2,500	2,840

			8,781

MORTGAGE-BACKED SECURITIES 0.1%
TDA CAM Fondo de Titulizacion de Activos
0.223% due 10/26/2032		4,154	4,513
0.236% due 09/22/2032		876	959
TDA Mixto Fondo de Titulizacion de Activos
0.268% due 12/27/2030		1,764	1,936

			7,408

SOVEREIGN ISSUES 6.4%
Autonomous Community of Catalonia
4.300% due 11/15/2016		300	348
4.750% due 06/04/2018		11,600	13,987
4.801% due 07/31/2020		8,000	9,878
Autonomous Community of Madrid
5.750% due 02/01/2018		5,100	6,387
Autonomous Community of Valencia
4.375% due 07/16/2015		300	337
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	11,785	9,592
5.000% due 11/14/2016		$900	946
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	2,500	3,322
Spain Government International Bond
1.600% due 04/30/2025 (h)		16,550	17,388
2.150% due 10/31/2025		9,900	10,841
2.750% due 10/31/2024		13,000	15,076
3.300% due 07/30/2016		21,400	24,678
3.800% due 04/30/2024		88,700	111,627
4.200% due 01/31/2037		6,500	8,408
4.400% due 10/31/2023		38,400	50,333
4.800% due 01/31/2024		13,200	17,801
5.150% due 10/31/2044		50,600	75,475
5.250% due 04/06/2029	GBP	900	1,602
5.400% due 01/31/2023	EUR	103,000	142,763

Xunta de Galicia
6.131% due 04/03/2018		2,000	2,564
6.964% due 12/28/2017		3,000	3,871

			527,224

Total Spain (Cost $621,597)			543,413

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
African Development Bank
5.250% due 03/23/2022	AUD	200	173
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,285
EUROFIMA
6.250% due 12/28/2018		50,055	43,055
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	997
0.500% due 12/21/2023		500	287
European Investment Bank
0.500% due 06/21/2023		13,600	8,104
0.500% due 08/10/2023		20,700	12,284
6.250% due 06/08/2021		9,100	8,171
Nordic Investment Bank
5.000% due 04/19/2022		500	426

Total Supranational (Cost $98,318)			80,782

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.5%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	65,500	8,534
Stadshypotek AB
3.000% due 03/21/2018		62,000	8,067
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		43,000	5,718
Swedbank AB
2.200% due 03/04/2020		$14,900	14,804
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	58,700	7,702

			44,825

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		95,100	13,264

Total Sweden (Cost $66,855)			58,089

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
UBS AG
4.750% due 05/22/2023		$12,039	12,165
5.125% due 05/15/2024		4,200	4,163
7.250% due 02/22/2022		21,000	22,147

Total Switzerland (Cost $38,948)			38,475

UNITED KINGDOM 10.6%
BANK LOAN OBLIGATIONS 0.1%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$8,215	8,145

CORPORATE BONDS & NOTES 1.3%
Barclays Bank PLC
2.250% due 05/10/2017		6,000	6,132
7.625% due 11/21/2022		6,500	7,414
7.750% due 04/10/2023		200	217
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	4,000	4,452
8.000% due 12/15/2020 (e)		1,200	1,425
HSBC Holdings PLC
5.250% due 09/16/2022 (e)		400	446
LBG Capital PLC
15.000% due 12/21/2019		470	794
Lloyds Bank PLC
9.875% due 12/16/2021		$10,044	11,131
12.000% due 12/16/2024 (e)		11,300	16,244

Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	6,888	11,191
7.875% due 06/27/2029 (e)		1,900	3,144
Nationwide Building Society
10.250% due 06/29/2049 (e)		5	1,008
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$2,700	2,984
Tesco Corporate Treasury Services PLC
1.375% due 07/01/2019	EUR	4,000	4,313
Tesco PLC
5.000% due 03/24/2023	GBP	700	1,111
6.125% due 02/24/2022		8,399	14,303
Tesco Property Finance PLC
5.411% due 07/13/2044		9,993	14,464
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		1,100	1,669
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	5,278

			107,720

MORTGAGE-BACKED SECURITIES 2.5%
Business Mortgage Finance PLC
0.947% due 02/15/2039	GBP	974	1,511
2.567% due 02/15/2041		10,139	15,624
Darrowby PLC
2.267% due 02/20/2044		12,053	19,292
EuroMASTR PLC
0.771% due 06/15/2040		212	310
Eurosail PLC
0.146% due 03/13/2045	EUR	394	422
0.147% due 12/10/2044		5,446	5,840
0.226% due 12/15/2044		7,714	7,511
0.729% due 06/10/2044	GBP	11,103	16,973
0.731% due 03/13/2045		66	99
0.871% due 06/13/2045		1,615	2,513
Fosse Master Issuer PLC
2.669% due 10/18/2054		15,700	24,753
Gemgarto
3.517% due 05/14/2045		83	132
Granite Mortgages PLC
0.892% due 03/20/2044		571	895
0.892% due 06/20/2044		808	1,266
0.952% due 09/20/2044		37	57
Great Hall Mortgages PLC
0.116% due 03/18/2039	EUR	2,369	2,506
0.136% due 06/18/2038		36	38
0.416% due 06/18/2039		$3,828	3,606
0.712% due 06/18/2039	GBP	53	79
Hercules Eclipse PLC
0.811% due 10/25/2018		466	720
Landmark Mortgage Securities PLC
0.793% due 06/17/2038		51	76
Leek Finance PLC
0.541% due 09/21/2038		$6,516	6,805
0.561% due 12/21/2037		2,948	3,118
Ludgate Funding PLC
0.178% due 01/01/2061	EUR	270	277
Mansard Mortgages PLC
1.221% due 12/15/2049	GBP	13,826	21,140
Newgate Funding PLC
0.258% due 12/01/2050	EUR	5,700	5,328
0.586% due 12/15/2050		11,126	11,740
0.738% due 12/01/2050	GBP	100	147
0.771% due 12/15/2050		5,000	6,497
1.236% due 12/15/2050	EUR	2,310	2,385
1.486% due 12/15/2050		3,789	3,788
1.571% due 12/15/2050	GBP	5,083	7,515
1.821% due 12/15/2050		2,865	4,231
Paragon Mortgages PLC
0.306% due 06/15/2041	EUR	300	309
0.351% due 05/15/2041		347	365
0.927% due 05/15/2041	GBP	35	51
Preferred Residential Securities PLC
1.321% due 12/15/2042		36	51
ResLoc UK PLC
0.731% due 12/15/2043		959	1,384
0.791% due 12/15/2043		1,650	2,300
RMAC PLC
0.386% due 12/12/2036	EUR	168	179
RMAC Securities PLC
0.226% due 06/12/2044		169	170
0.438% due 06/12/2044		$423	394
0.721% due 06/12/2044	GBP	3,032	4,406
0.741% due 06/12/2044		8,130	11,822

Silk Road Finance PLC
1.922% due 06/21/2055		46	74
Tenterden Funding PLC
2.072% due 03/21/2044		4,219	6,723
Thrones PLC
2.069% due 07/20/2044		3,063	4,849
Uropa Securities PLC
0.164% due 10/10/2040	EUR	111	121

			210,392

SOVEREIGN ISSUES 6.7%
United Kingdom Gilt
2.250% due 09/07/2023	GBP	28,100	45,194
2.750% due 09/07/2024		15,400	25,623
3.250% due 01/22/2044		140,700	244,133
3.500% due 01/22/2045		65,900	119,750
4.250% due 06/07/2032		21,343	41,540
4.250% due 12/07/2040		24,900	50,341
4.500% due 09/07/2034		2,800	5,669
4.750% due 12/07/2030		8,000	16,312
4.750% due 12/07/2038		3,000	6,435

			554,997

Total United Kingdom (Cost $841,430)			881,254

UNITED STATES 20.7%
ASSET-BACKED SECURITIES 2.5%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$284	272
ACE Securities Corp Home Equity Loan Trust
0.577% due 02/25/2036		20,000	9,064
0.867% due 09/25/2035		8,061	6,469
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.657% due 10/25/2035		2,300	2,240
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		44	41
Amresco Residential Securities Corp. Mortgage Loan Trust
1.127% due 06/25/2029		221	206
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.005% due 02/25/2034		591	533
Asset-Backed Funding Certificates Trust
0.317% due 01/25/2037		7,753	5,366
Asset-Backed Securities Corp. Home Equity Loan Trust
1.536% due 04/15/2033		1,625	1,603
Bear Stearns Asset-Backed Securities Trust
0.847% due 10/25/2032		28	27
0.987% due 10/27/2032		48	46
1.187% due 10/25/2037		87	83
BNC Mortgage Loan Trust
0.287% due 05/25/2037		706	681
Carrington Mortgage Loan Trust
0.507% due 10/25/2035		8	8
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		480	359
0.447% due 03/25/2036		10,900	8,279
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		65	66
Countrywide Asset-Backed Certificates
0.327% due 05/25/2037		7,859	6,652
0.327% due 05/25/2047		13,008	10,354
0.327% due 06/25/2047		2,111	1,678
0.347% due 10/25/2047		201	201
0.367% due 09/25/2036		134	132
0.427% due 03/25/2036		3,659	3,272
0.477% due 07/25/2036		8,500	7,525
0.527% due 12/25/2036 ^		728	510
0.837% due 01/25/2036		4,900	3,633
1.162% due 06/25/2035		461	456
Countrywide Asset-Backed Certificates Trust
0.787% due 08/25/2035		1,220	1,209
1.435% due 07/25/2035		18,080	13,348
4.740% due 10/25/2035		630	643
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032		58	52
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036		6	3
First Alliance Mortgage Loan Trust
0.647% due 12/20/2027		7	7
First Franklin Mortgage Loan Trust
0.547% due 10/25/2035		3,543	3,315
1.087% due 03/25/2034		2,354	2,255
Fremont Home Loan Trust
0.457% due 02/25/2036		7,522	5,178

GSAA Trust
5.995% due 03/25/2046 ^	2,072	1,592
Home Equity Asset Trust
0.785% due 11/25/2032	2	2
HSI Asset Securitization Corp. Trust
0.597% due 01/25/2036	4,500	3,370
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.357% due 04/25/2037	7,741	5,111
0.427% due 04/25/2047	14,100	8,891
JPMorgan Mortgage Acquisition Trust
0.295% due 08/25/2036	126	71
0.457% due 08/25/2036	9,100	6,263
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034	12	12
1.012% due 06/25/2035	930	924
MASTR Asset-Backed Securities Trust
0.337% due 03/25/2036	1,454	976
Merrill Lynch Mortgage Investors Trust
0.267% due 09/25/2037	41	16
0.307% due 02/25/2037	68	32
0.667% due 05/25/2036	1,475	1,348
MESA Trust
0.987% due 12/25/2031	183	168
Morgan Stanley Home Equity Loan Trust
0.537% due 04/25/2037	1,811	1,121
Morgan Stanley Mortgage Loan Trust
0.257% due 01/25/2047 ^	12	12
5.919% due 09/25/2046 ^	2,084	1,254
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.477% due 03/25/2036	5,923	4,579
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.467% due 12/25/2035	2,726	2,456
Option One Mortgage Loan Trust
0.377% due 01/25/2036	635	618
Popular ABS Mortgage Pass-Through Trust
0.277% due 06/25/2047 ^	78	77
RAAC Trust
1.387% due 09/25/2047	2,912	2,866
Renaissance Home Equity Loan Trust
0.687% due 12/25/2033	77	74
5.675% due 06/25/2037	16,882	8,931
Residential Asset Mortgage Products Trust
0.405% due 12/25/2035	5,235	4,094
0.487% due 03/25/2036	5,007	4,350
0.547% due 02/25/2036	3,075	2,144
0.745% due 06/25/2032	69	65
Residential Asset Securities Corp. Trust
0.347% due 07/25/2036	759	733
0.687% due 07/25/2032 ^	133	117
1.027% due 09/25/2034	1,559	1,341
Saxon Asset Securities Trust
1.937% due 12/25/2037	8,247	6,658
1.987% due 05/25/2031	1,157	1,001
Securitized Asset-Backed Receivables LLC Trust
0.317% due 05/25/2037 ^	414	294
SLM Private Education Loan Trust
1.286% due 12/15/2021	22	22
SLM Student Loan Trust
0.277% due 07/25/2017	12	12
0.777% due 10/25/2017	1,346	1,347
1.777% due 04/25/2023	13,405	13,765
Soundview Home Loan Trust
0.247% due 11/25/2036	48	19
Specialty Underwriting & Residential Finance Trust
0.537% due 09/25/2036	1,368	1,344
Structured Asset Securities Corp. Mortgage Loan Trust
0.347% due 03/25/2036	4,302	3,591
0.417% due 05/25/2047	5,200	4,075
Wells Fargo Home Equity Asset-Backed Securities Trust
0.417% due 01/25/2037	21,575	15,237

		206,739

BANK LOAN OBLIGATIONS 0.2%
H.J. Heinz Co.
3.000% due 06/07/2019	15,000	15,017
3.250% due 06/05/2020	1,828	1,831

		16,848

CORPORATE BONDS & NOTES 1.5%
Ally Financial, Inc.
2.750% due 01/30/2017	600	599
3.125% due 01/15/2016	2,500	2,512
3.250% due 09/29/2017	1,582	1,586
3.500% due 07/18/2016	3,600	3,663

3.600% due 05/21/2018		3,000	3,006
5.500% due 02/15/2017		1,300	1,358
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,281
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	955
Bank of America Corp.
6.100% due 03/17/2025 (e)		$20,900	20,665
BellSouth Corp.
4.821% due 04/26/2021		28,900	29,733
CIT Group, Inc.
5.500% due 02/15/2019		1,000	1,045
Citigroup, Inc.
5.950% due 05/15/2025 (e)		18,000	17,392
International Lease Finance Corp.
6.750% due 09/01/2016		7,100	7,482
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	814
Metropolitan Life Global Funding
2.000% due 04/14/2020		9,000	8,872
SLM Student Loan Trust
1.119% due 03/15/2038	GBP	3,923	5,662
Springleaf Finance Corp.
6.900% due 12/15/2017		$5,600	5,950
Wells Fargo & Co.
3.000% due 02/19/2025		13,800	13,213
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	117

			125,905

MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035		$418	370
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		6,000	5,915
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^		470	346
0.417% due 09/25/2046 ^		6	0
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		7,190	6,184
Banc of America Commercial Mortgage Trust
5.749% due 06/10/2049		1,900	2,009
Banc of America Funding Trust
0.467% due 06/20/2047		2,000	1,431
2.621% due 03/20/2036		380	351
2.671% due 02/20/2036		4,010	3,988
2.812% due 11/20/2034		872	838
2.933% due 01/20/2047 ^		305	259
2.985% due 10/20/2046 ^		96	73
5.500% due 01/25/2036		531	566
6.000% due 03/25/2037 ^		696	596
Banc of America Mortgage Trust
2.629% due 04/25/2035		647	596
2.687% due 09/25/2035 ^		101	93
2.797% due 06/25/2035		750	722
BCAP LLC Trust
0.886% due 01/26/2047		993	879
2.428% due 02/26/2036		477	480
5.250% due 02/26/2036		1,553	1,413
5.250% due 04/26/2037		3,867	3,610
5.250% due 08/26/2037		1,672	1,744
5.401% due 03/26/2037		4,825	4,732
Bear Stearns Adjustable Rate Mortgage Trust
2.454% due 10/25/2033		234	236
2.459% due 05/25/2034		239	222
2.515% due 03/25/2035		349	350
2.640% due 01/25/2035		870	858
2.648% due 05/25/2034		393	381
2.708% due 10/25/2035		98	98
2.813% due 07/25/2034		425	419
2.834% due 02/25/2034		43	43
3.033% due 11/25/2034		10	11
Bear Stearns ALT-A Trust
2.410% due 01/25/2036 ^		81	66
2.523% due 08/25/2036 ^		338	249
2.550% due 08/25/2036 ^		1,108	700
2.635% due 09/25/2035		7,016	6,027
2.689% due 11/25/2035 ^		143	108
2.810% due 08/25/2036 ^		2,277	1,717
4.184% due 11/25/2036 ^		701	539
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046		93	71
Chase Mortgage Finance Trust
2.553% due 02/25/2037		934	950

Chevy Chase Funding LLC Mortgage-Backed Certificates
0.417% due 05/25/2036	1,956	1,726
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	198	191
Citigroup Mortgage Loan Trust, Inc.
2.171% due 03/25/2037 ^	1,357	1,010
2.230% due 09/25/2035	763	766
2.410% due 09/25/2035	881	883
2.564% due 07/25/2046 ^	1,932	1,692
2.633% due 08/25/2035	109	108
2.660% due 05/25/2035	219	217
2.757% due 09/25/2037 ^	1,823	1,648
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.279% due 09/25/2035 ^	5,794	5,018
Commercial Mortgage Trust
0.672% due 03/10/2046 (a)	13,000	514
1.881% due 07/10/2046 (a)	13,566	482
1.900% due 01/10/2046 (a)	9,665	759
2.403% due 07/10/2046 (a)	14,864	770
Countrywide Alternative Loan Trust
0.327% due 04/25/2047	1,628	1,368
0.357% due 01/25/2037 ^	586	564
0.367% due 02/20/2047	588	440
0.377% due 09/25/2046 ^	1,406	1,212
0.397% due 03/20/2046	142	113
0.397% due 07/20/2046 ^	993	744
0.397% due 07/25/2046 ^	95	76
0.417% due 08/25/2046 ^	8	7
0.467% due 02/25/2037	578	465
0.537% due 05/25/2037 ^	790	483
0.587% due 09/25/2035 ^	516	433
0.637% due 09/25/2035 ^	2,536	1,967
1.158% due 12/25/2035	121	101
1.558% due 08/25/2035	783	728
1.658% due 11/25/2035	554	453
2.198% due 11/25/2035	537	452
2.612% due 02/25/2037 ^	345	308
5.250% due 06/25/2035 ^	314	291
6.000% due 01/25/2037 ^	1,513	1,331
6.250% due 08/25/2037 ^	716	617
6.500% due 08/25/2032	104	104
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035	30	27
0.507% due 03/25/2035	1,066	837
0.517% due 02/25/2035	21	19
0.727% due 03/25/2035	1,357	1,275
2.319% due 02/20/2036 ^	1,496	1,353
2.399% due 09/20/2036 ^	279	249
2.423% due 05/20/2036	833	769
2.429% due 11/25/2034	1,380	1,314
2.432% due 04/20/2036	16,709	15,034
2.527% due 03/25/2037 ^	533	427
2.530% due 08/25/2034	529	462
2.585% due 02/25/2047 ^	556	493
2.598% due 11/19/2033	20	19
2.680% due 08/25/2034	124	109
Credit Suisse First Boston Mortgage Securities Corp.
1.337% due 03/25/2034 ^	237	229
2.288% due 07/25/2033	36	35
2.559% due 08/25/2033	150	151
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	16,942	256
1.531% due 11/10/2046 (a)	39,284	730
Deutsche ALT-A Securities, Inc.
0.327% due 07/25/2047	1,006	821
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035	484	482
Downey Savings & Loan Association Mortgage Loan Trust
0.508% due 07/19/2045 ^	113	18
Extended Stay America Trust
1.213% due 12/05/2031 (a)	37,000	247
First Horizon Mortgage Pass-Through Trust
2.601% due 10/25/2035	437	429
2.677% due 08/25/2035	398	363
First Republic Mortgage Loan Trust
0.536% due 11/15/2031	82	78
GMAC Mortgage Corp. Loan Trust
2.955% due 06/25/2034	53	52
GreenPoint Mortgage Funding Trust
0.367% due 01/25/2037	891	686
0.397% due 04/25/2036	785	629
0.457% due 11/25/2045	167	141
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033	50	50
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	997	1,049

GS Mortgage Securities Corp.
1.861% due 02/10/2046 (a)	14,438	1,313
2.507% due 11/10/2045 (a)	25,180	2,754
GSR Mortgage Loan Trust
1.860% due 03/25/2033	182	179
2.630% due 05/25/2035	302	282
2.682% due 09/25/2035	855	859
2.719% due 04/25/2035	68	68
2.758% due 01/25/2035	1,023	980
4.947% due 11/25/2035	1,201	1,160
HarborView Mortgage Loan Trust
0.368% due 07/19/2046	2,054	1,249
0.378% due 09/19/2037	1,488	1,180
0.428% due 03/19/2036	228	166
2.527% due 05/19/2033	373	371
2.669% due 07/19/2035	261	234
HomeBanc Mortgage Trust
2.255% due 04/25/2037 ^	1,461	908
4.957% due 04/25/2037 ^	540	440
Impac CMB Trust
0.907% due 10/25/2034	1,453	1,241
0.967% due 10/25/2034	709	668
1.187% due 07/25/2033	56	54
IndyMac Mortgage Loan Trust
0.367% due 07/25/2047	4,849	3,511
0.377% due 09/25/2046	4,750	4,082
0.427% due 06/25/2037	1,243	1,087
0.437% due 02/25/2037	1,100	695
0.487% due 11/25/2035 ^	330	200
0.487% due 06/25/2037 ^	538	298
2.532% due 12/25/2034	165	151
2.627% due 03/25/2036	9,305	7,084
2.751% due 11/25/2035 ^	2,094	1,893
4.723% due 08/25/2036	924	893
JPMBB Commercial Mortgage Securities Trust
1.432% due 04/15/2047 (a)	59,410	3,129
JPMorgan Alternative Loan Trust
2.502% due 12/25/2035	23,482	20,079
5.500% due 11/25/2036 ^	6	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.424% due 12/15/2047 (a)	82,633	5,413
4.070% due 11/15/2043	300	322
JPMorgan Mortgage Trust
1.990% due 11/25/2033	208	205
2.564% due 07/25/2035	329	327
2.608% due 02/25/2036 ^	1,116	976
2.642% due 07/25/2035	130	131
4.812% due 09/25/2035	564	537
4.897% due 10/25/2035	36	36
Luminent Mortgage Trust
0.357% due 12/25/2036	3,066	2,476
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046	2,668	2,028
0.487% due 05/25/2047 ^	1,379	856
MASTR Alternative Loan Trust
0.587% due 03/25/2036	469	115
6.000% due 03/25/2036 ^	3,258	2,875
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.666% due 06/15/2030	50	48
2.610% due 10/20/2029	25	25
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036	1,246	1,149
0.437% due 11/25/2035	2,551	2,423
0.437% due 08/25/2036	125	121
1.673% due 10/25/2035	2,556	2,487
2.182% due 02/25/2033	174	167
2.762% due 06/25/2035	663	648
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049	700	752
Morgan Stanley Bank of America Merrill Lynch Trust
1.568% due 05/15/2046 (a)	68,246	4,491
1.823% due 02/15/2046 (a)	60,786	4,763
1.979% due 08/15/2045 (a)	44,428	3,403
Morgan Stanley Capital Trust
0.336% due 07/12/2044	11,034	10,986
Nomura Asset Acceptance Corp Alternative Loan Trust
0.947% due 08/25/2034	49	47
Residential Accredit Loans, Inc. Trust
0.337% due 02/25/2047	2,516	1,469
0.387% due 12/25/2046 ^	1,088	738
0.397% due 04/25/2046	67	35
0.457% due 05/25/2046 ^	848	495
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^	171	88
0.637% due 12/25/2036 ^	468	141
6.250% due 10/25/2036 ^	371	311
6.500% due 08/25/2036 ^	776	523

Residential Funding Mortgage Securities, Inc. Trust
2.995% due 09/25/2035 ^	428	343
6.500% due 03/25/2032	63	65
Royal Bank of Scotland Capital Funding Trust
6.239% due 12/16/2049	4,082	4,242
Sequoia Mortgage Trust
2.668% due 04/20/2035	247	257
Structured Adjustable Rate Mortgage Loan Trust
2.480% due 04/25/2034	334	335
2.534% due 02/25/2036 ^	3,162	2,684
2.588% due 09/25/2036 ^	1,244	796
2.629% due 08/25/2035	877	833
2.637% due 02/25/2034	265	266
2.702% due 09/25/2034	101	101
5.104% due 05/25/2036 ^	1,169	1,084
Structured Asset Mortgage Investments Trust
0.377% due 06/25/2036	136	113
0.397% due 05/25/2046	870	688
0.407% due 05/25/2036	5,349	3,902
0.407% due 09/25/2047	5,978	4,808
0.447% due 05/25/2046 ^	186	72
0.487% due 08/25/2036 ^	1,684	706
0.497% due 12/25/2035	14	11
0.768% due 07/19/2034	20	20
1.658% due 08/25/2047 ^	2,284	1,926
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	207	203
5.500% due 09/25/2035	899	910
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^	2,572	2,309
1.437% due 06/25/2037	2,622	2,302
1.437% due 06/25/2047 ^	1,247	1,117
2.019% due 06/25/2037	16,075	15,404
2.035% due 10/25/2043	105	103
2.069% due 03/25/2037	1,460	1,291
5.750% due 06/25/2037	6,769	6,735
5.750% due 06/25/2047	154	150
6.088% due 09/25/2037	236	243
UBS-Barclays Commercial Mortgage Trust
1.984% due 12/10/2045 (a)	61,887	5,909
UBS-Citigroup Commercial Mortgage Trust
2.448% due 01/10/2045 (a)	22,817	2,037
WaMu Mortgage Pass-Through Certificates Trust
0.467% due 11/25/2045	6,130	5,376
0.477% due 07/25/2045	2,321	2,186
0.497% due 01/25/2045	546	517
0.527% due 01/25/2045	4,213	3,977
0.918% due 04/25/2047	4,641	4,093
0.927% due 11/25/2034	1,222	1,165
0.956% due 12/25/2046	239	226
1.138% due 06/25/2046	1,341	1,256
1.158% due 02/25/2046	3,220	2,992
1.930% due 02/27/2034	378	370
2.176% due 02/25/2037 ^	2,533	2,131
2.187% due 10/25/2046	1,915	1,775
2.325% due 10/25/2035	820	794
2.341% due 12/25/2035	721	687
2.458% due 04/25/2035	925	911
2.559% due 06/25/2033	106	108
5.880% due 08/25/2046 ^	3,030	2,744
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
0.437% due 07/25/2046 ^	54	23
0.928% due 04/25/2047 ^	398	55
0.998% due 05/25/2047 ^	259	21
1.098% due 07/25/2046 ^	677	423
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	280	256
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^	594	515
2.613% due 10/25/2036	105	101
2.615% due 12/25/2033	5	5
2.617% due 03/25/2035	5,007	5,041
2.618% due 06/25/2035	1,586	1,574
2.637% due 04/25/2036	121	120
2.648% due 06/25/2035	479	492
2.681% due 10/25/2035	415	416
2.686% due 10/25/2035	600	580
5.109% due 03/25/2036	62	62
5.676% due 04/25/2036	272	81
Wells Fargo-RBS Commercial Mortgage Trust
0.408% due 03/15/2048 (a)	40,000	1,010
1.622% due 03/15/2045 (a)	72,907	4,866
1.622% due 03/15/2048 (a)	113,560	8,492

		333,341

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	139
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,968
7.950% due 03/01/2036	900	1,090
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	930	919
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,268
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	658
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,077

		9,119

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
1.926% due 03/15/2017	20,000	487

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
0.287% due 01/25/2021	$2	2
0.307% due 03/25/2034	88	88
0.387% due 10/27/2037	709	700
0.487% due 03/25/2036	41	42
0.617% due 11/25/2040	4,763	4,795
0.637% due 11/25/2040	7,104	7,149
0.687% due 10/25/2040 - 12/25/2040	8,127	8,194
1.346% due 06/01/2043	89	91
2.004% due 12/01/2034	321	339
2.200% due 01/01/2023	34	34
2.210% due 08/01/2036	216	230
2.278% due 06/01/2035	455	478
2.290% due 11/01/2022	10	10
2.316% due 08/01/2023	58	62
2.384% due 04/01/2032	38	39
2.478% due 01/25/2022 (a)	25,143	2,644
2.491% due 11/01/2034	1,947	2,089
2.500% due 04/01/2045	996	955
2.633% due 12/01/2030	13	13
3.000% due 08/01/2045	1,000	991
3.500% due 03/01/2020 - 07/01/2045	25,141	26,429
4.295% due 06/01/2021	2,044	2,253
4.500% due 07/01/2045 - 08/13/2045	133,300	143,988
5.370% due 12/01/2015	2,345	2,372
6.000% due 04/25/2043 - 07/25/2044	1,456	1,649
Freddie Mac
0.666% due 10/15/2040	4,510	4,551
0.786% due 12/15/2037	1,405	1,420
1.014% due 09/25/2022 (a)	24,525	1,254
1.169% due 11/25/2022 (a)	34,149	2,109
1.346% due 10/25/2044 - 02/25/2045	3,103	3,150
1.460% due 08/25/2019 (a)	39,284	1,849
1.557% due 11/25/2019 (a)	35,649	1,888
1.715% due 10/25/2021 (a)	29,506	2,364
1.798% due 06/25/2020 (a)	37,217	2,335
2.271% due 09/01/2035	120	128
2.360% due 06/01/2022	72	74
6.000% due 12/01/2033	877	997
6.500% due 11/15/2023	47	52
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	635	660
2.000% due 07/20/2022 - 05/20/2030	108	113
6.000% due 08/20/2034	12,006	13,761
NCUA Guaranteed Notes
0.655% due 11/05/2020	42,010	42,226
0.744% due 12/08/2020	2,826	2,847
0.745% due 12/08/2020	16,713	16,836

Small Business Administration
5.110% due 04/01/2025		63	68

			304,318

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds
5.250% due 02/15/2029 (l)		8,600	11,204
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)(l)		23,937	23,714
0.125% due 07/15/2022 (j)(l)		114,710	113,787
0.125% due 01/15/2023 (j)(l)		135,602	133,144
0.250% due 01/15/2025 (j)(l)		362,586	355,193
1.375% due 01/15/2020 (j)(l)		3,173	3,391
1.375% due 02/15/2044 (l)		2,030	2,151
1.750% due 01/15/2028 (j)(l)		5,082	5,743
2.375% due 01/15/2025 (j)		8,911	10,470
2.375% due 01/15/2027 (j)(l)		4,927	5,882
2.500% due 01/15/2029 (j)(l)		5,840	7,182
U.S. Treasury Strips
0.000% due 11/15/2023 (c)		33,500	27,414
0.000% due 05/15/2026 (c)(l)		28,100	21,197

			720,472

Total United States (Cost $1,704,753)			1,717,229

SHORT-TERM INSTRUMENTS 5.7%
CERTIFICATES OF DEPOSIT 0.3%
Intesa Sanpaolo SpA
1.656% due 04/11/2016		$28,300	28,372

COMMERCIAL PAPER 0.0%
Tesco Treasury Services PLC
2.005% due 08/17/2015		2,000	1,995
2.040% due 08/17/2015		1,500	1,496

			3,491

REPURCHASE AGREEMENTS (g) 5.2%			434,285

CHINA TREASURY BILLS 0.0%
0.010% due 10/13/2015	CNY	300	48

U.S. TREASURY BILLS 0.2%
0.012% due 07/23/2015 - 11/12/2015 (b)(h)(j)(l)		$17,220	17,220

Total Short-Term Instruments (Cost $483,141)			483,416

Total Investments in Securities (Cost $9,478,589)			9,032,913

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		1,084,420	10,755

Total Short-Term Instruments (Cost $10,755)			10,755

Total Investments in Affiliates (Cost $10,755)			10,755

Total Investments 109.3% (Cost $9,489,344)			$9,043,668
Financial Derivative Instruments (i)(k) (0.4%) (Cost or Premiums, net $(2,581))			(34,395)
Other Assets and Liabilities, net (8.9%)			(734,231)

Net Assets 100.0%			$8,275,042

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$6,000	$5,915	0.07%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.010%	04/21/2015	12/31/2015	EUR	58,457	Italy Buoni Poliennali Del Tesoro 1.050% due 12/01/2019	$(63,741)	$65,171	$65,171
	0.060	03/18/2015	12/31/2015		16,610	Spain Government International Bond 6.000% due 01/31/2029	(16,637)	18,518	18,518
	0.100	05/04/2015	12/31/2015		104,401	France Government International Bond 0.250% due 07/25/2018	(115,037)	116,391	116,391
	0.100	06/15/2015	12/31/2015		79,999	Italy Buoni Poliennali Del Tesoro 1.700%00 - 2.350% due 09/15/2018 - 09/15/2024	(88,753)	89,186	89,186
	0.100	06/22/2015	12/31/2015		52,206	Italy Buoni Poliennali Del Tesoro 5.500% due 11/01/2022	(58,360)	58,202	58,202
	0.100	06/26/2015	12/31/2015		75,500	Italy Buoni Poliennali Del Tesoro 2.350% due 05/25/2045	(74,768)	84,171	84,171
SSB	0.000	06/30/2015	07/01/2015		$2,646	Fannie Mae 2.260% due 10/17/2022	(2,704)	2,646	2,646

Total Repurchase Agreements							$(420,000)	$434,285	$434,285

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.170)%	04/29/2015	12/31/2015	EUR	(104,400)	$(116,294)
	(0.080)	04/20/2015	07/23/2015		(58,458)	(65,142)
	0.120	06/22/2015	12/31/2015		(16,720)	(18,639)
	0.160	01/22/2015	01/20/2017		(127,700)	(142,266)
	0.200	06/26/2015	12/31/2015		(75,500)	(84,171)
JPM	(0.750)	05/07/2015	07/07/2015		$(1,758)	(1,756)

Total Reverse Repurchase Agreements						$(428,268)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
MYI	(0.133)%	04/16/2015	07/16/2015	EUR	(130,049)	$(141,571)
	(0.131)	04/16/2015	07/16/2015		(82,216)	(90,791)
	(0.130)	04/16/2015	07/16/2015		(68,000)	(75,817)
TDM	0.920	06/17/2015	07/02/2015	CAD	(122,767)	(98,336)

Total Sale-Buyback Transactions						$(406,515)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $786,834 at a weighted average interest rate of (0.013%).

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	07/01/2045	$128,700	$(133,137)	$(132,387)
Fannie Mae	3.500	08/01/2045	52,000	(53,251)	(53,352)
Fannie Mae	4.000	07/01/2045	106,400	(113,033)	(112,591)
Fannie Mae	4.000	08/01/2045	303,300	(320,288)	(320,236)
Fannie Mae	4.500	07/01/2045	123,100	(133,192)	(133,006)
Fannie Mae	4.500	08/13/2045	542,100	(585,301)	(584,875)

Total Short Sales				$(1,338,202)	$(1,336,447)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $800,977 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$105.500	08/21/2015	217	$2	$4

Total Purchased Options				$2	$4

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,487	$(509)	$37	$0
90-Day Eurodollar June Futures	Short	06/2016	828	(289)	10	0
90-Day Eurodollar March Futures	Short	03/2016	8	(4)	0	0
90-Day Eurodollar March Futures	Short	03/2017	984	(284)	12	0
90-Day Eurodollar September Futures	Short	09/2016	1,795	(661)	45	0
Australia Government 3-Year Note September Futures	Long	09/2015	697	49	150	(66)
Australia Government 10-Year Bond September Futures	Long	09/2015	996	478	792	(416)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	828	(75)	415	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	828	36	0	(148)
Canada Government 10-Year Bond September Futures	Short	09/2015	678	(527)	0	(1,303)
Euro-Bobl September Futures	Long	09/2015	2,289	1,036	1,455	0
Euro-Bund 10-Year Bond September Futures	Long	09/2015	2,530	(5,005)	5,721	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	1,054	(7,665)	4,160	0
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2015	115	(522)	150	0
Put Options Strike @ EUR 124.500 on Euro-Bobl 10-Year Bond August Futures	Long	07/2015	225	0	0	0
Put Options Strike @ EUR 131.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	4,288	(4)	0	0
Put Options Strike @ EUR 138.000 on Euro-Bund 10-Year Bond August Futures	Long	07/2015	50	0	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	825	220	285	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	753	125	277	0
U.S. Treasury 5-Year Note September Futures	Short	09/2015	523	77	52	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	5,822	1,988	0	(182)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	35	71	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	33	69	2	0
United Kingdom Long Gilt September Futures	Long	09/2015	3,394	(2,264)	8,185	0

Total Futures Contracts				$(13,660)	$21,750	$(2,115)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$160,380	$10,216	$(1,150)	$811	$0
iTraxx Europe Senior 23 5-Year Index	1.000	06/20/2020	EUR	109,900	643	(511)	0	(763)

					$10,859	$(1,661)	$811	$(763)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	14,100	$(78)	$(78)	$10	$0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		11,500	(62)	(62)	8	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		11,900	(63)	(63)	8	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		13,600	(71)	(71)	9	0
Receive	3-Month USD-LIBOR	1.250	12/16/2016		$257,200	(1,054)	(119)	13	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		2,933,550	(4,137)	(4,469)	198	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		1,218,200	(6,481)	(1,121)	83	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		791,100	3,341	(2,664)	331	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		777,500	6,257	(3,007)	547	0
Receive	3-Month USD-LIBOR	2.500	12/16/2035		1,700	114	(8)	2	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		18,700	(961)	73	0	(43)
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2019	AUD	25,300	495	(144)	33	0
Receive	6-Month EUR-EURIBOR	0.150	09/16/2017	EUR	76,600	7	66	0	(24)
Pay	6-Month EUR-EURIBOR	0.750	09/16/2025		99,900	(4,959)	651	1,152	0
Receive	6-Month EUR-EURIBOR	1.250	09/16/2045		35,200	4,492	8,561	0	(892)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		167,300	11,447	1,973	0	(4,456)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	117,600	(1,014)	122	0	(289)
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		223,400	(5,042)	(4,878)	1,895	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		421,500	12,819	10,844	0	(8,165)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		26,500	3,485	(232)	0	(944)
Pay	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	35,610,000	2,689	(182)	255	0
Pay	6-Month JPY-LIBOR	1.500	06/19/2033		2,120,000	1,020	(401)	66	0
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		4,520,000	32	(730)	146	0
Receive	6-Month JPY-LIBOR	1.500	12/20/2044		24,850,000	(1,174)	8,796	0	(923)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	2,650,300	764	507	114	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,696,900	(484)	209	477	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		2,055,800	1,761	994	719	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		68,000	(44)	4	31	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		4,400	(1)	(7)	4	0

						$23,098	$14,564	$6,101	$(15,736)

Total Swap Agreements						$33,957	$12,903	$6,912	$(16,499)

(4)	Unsettled variation margin liability of $108 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $190,075 and cash of $17,544 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	AUD	3,141		$2,433	$9	$0
	07/2015	BRL	476,766		168,816	15,944	(473)
	07/2015	INR	276,997		4,293	0	(51)
	07/2015	JPY	200,222,632		1,618,869	0	(17,137)
	07/2015	NOK	65,435		8,414	68	0
	07/2015	NZD	99,355		70,888	3,561	0
	07/2015		$242,716	AUD	315,011	331	0
	07/2015		153,540	BRL	476,766	104	(298)
	07/2015		279	MXN	4,270	0	(7)
	07/2015		90,540	NZD	132,299	0	(887)
	07/2015		16,137	PLN	60,332	0	(103)
	08/2015	AUD	315,011		$242,283	0	(325)
	08/2015	NZD	132,299		90,279	885	0
	09/2015		$1,350	CNY	8,289	1	0
	01/2016	BRL	198,800		$67,264	7,259	0
	04/2016	DKK	264,422		39,189	0	(646)
	07/2017	BRL	164,400		56,649	13,817	0
BPS	07/2015		683,784		219,959	423	(394)
	07/2015	JPY	4,294,800		34,522	0	(571)
	07/2015	MXN	681,546		43,951	604	0
	07/2015		$218,914	BRL	683,784	1,234	(218)
	07/2015		1,537,891	JPY	190,608,032	19,555	0
	08/2015	BRL	413,305		$131,668	265	0
	08/2015	DKK	50,885		7,453	0	(160)
	08/2015	JPY	190,608,032		1,538,402	0	(19,653)
	08/2015		$1,015	SEK	8,700	36	0
	07/2017	BRL	90,500		$31,078	7,499	0
BRC	07/2015	PLN	266,881		69,751	0	(1,176)
	07/2015	TWD	44,928		1,466	11	0
	07/2015		$24,026	INR	1,524,553	0	(117)
	07/2015		45,019	PLN	166,935	0	(654)
	07/2015	ZAR	44,012		$3,597	0	(3)
	09/2015		$4,119	CNY	25,039	1	(40)
CBK	07/2015	AUD	42,197		$32,170	0	(387)
	07/2015	BRL	42,020		13,047	0	(468)
	07/2015	CAD	1,051		851	10	0
	07/2015	EUR	58,817		66,228	656	0
	07/2015	GBP	544,550		836,958	0	(18,667)
	07/2015	PLN	2,269		624	21	0
	07/2015		$2,205	AUD	2,846	0	(9)
	07/2015		13,543	BRL	42,020	0	(28)
	07/2015		159,267	CAD	196,797	4	(1,707)
	07/2015		188,265	EUR	169,203	2,142	(1,771)
	07/2015		20,562	GBP	13,500	650	0
	07/2015		57,833	JPY	7,164,400	707	0
	07/2015		13,245	MXN	204,226	0	(256)
	07/2015		43,986	PLN	161,696	112	(1,126)
	08/2015	AUD	2,631		$2,033	6	0
	08/2015	CAD	36,033		29,186	349	0
	09/2015	MXN	138,883		8,785	4	0
	09/2015		$16,146	CNY	97,612	3	(242)
DUB	07/2015	BRL	290,049		$92,044	49	(1,296)
	07/2015		$91,695	BRL	290,049	1,682	(87)
	07/2015		16,531	DKK	110,808	27	0
	07/2015		1,249	KRW	1,352,782	0	(42)
	07/2015		8,324	NOK	65,435	22	0
	07/2015		1,272	TRY	3,543	38	0
	08/2015	NOK	65,435		$8,318	0	(22)
	08/2015		$29	DKK	201	1	0
	07/2016	DKK	110,808		$16,695	0	(58)
FBF	07/2015	BRL	71,335		22,992	48	0
	07/2015		$22,901	BRL	71,335	111	(68)
	07/2015		1,494	JPY	186,400	29	0
	07/2015		890	MXN	13,644	0	(22)
	09/2015	CNY	229,762		$37,384	0	(59)
	05/2016	BRL	15,752		4,528	0	(52)
GLM	07/2015	AUD	272,519		210,087	324	(499)
	07/2015	BRL	147,330		45,924	0	(1,462)
	07/2015	CAD	197,277		158,808	860	0
	07/2015	EUR	1,032,523		1,128,705	0	(22,403)
	07/2015		$47,063	BRL	147,330	377	(54)
	07/2015		1,148	GBP	750	31	0
	08/2015	CHF	2,896		$3,103	1	0
	08/2015	EUR	5,141		5,765	31	0
	08/2015		$63,190	DKK	408,560	0	(2,067)
	08/2015		2,219	EUR	1,982	0	(9)
	07/2016	BRL	42,020		$11,726	0	(265)
HUS	07/2015	EUR	2,148,808		2,349,575	0	(46,022)
	07/2015	MXN	57,041		3,707	79	0
	07/2015	PLN	182,754		48,846	278	0
	07/2015	SGD	61,183		45,450	38	0
	07/2015		$1,038,363	EUR	931,634	268	0
	07/2015		817,104	GBP	518,796	0	(1,945)
	07/2015		135,830	PLN	500,826	129	(2,859)
	08/2015	EUR	931,634		$1,038,811	0	(265)
	08/2015	GBP	518,796		816,922	1,945	0
	08/2015		$1,258	AUD	1,639	5	0
	08/2015		264,580	EUR	238,000	867	0
	04/2016	BRL	92,024		$27,474	480	0
	04/2016	DKK	1,212,178		179,153	0	(3,464)
JPM	07/2015	BRL	202,783		69,125	4,135	(232)
	07/2015	EUR	147,579		166,809	2,435	(154)
	07/2015	GBP	2,762		4,207	0	(133)
	07/2015	NZD	32,944		22,851	527	0
	07/2015	PLN	647,607		172,452	343	0
	07/2015		$65,359	BRL	202,783	0	(137)
	07/2015		1,231	CAD	1,531	0	(5)
	07/2015		51,318	DKK	344,141	108	0
	07/2015		72,468	EUR	64,351	95	(821)
	07/2015		20,092	GBP	12,960	273	(1)
	07/2015		25,403	INR	1,638,375	291	0
	07/2015		73,810	JPY	9,118,000	693	0
	07/2015		8,000	PLN	28,967	0	(302)
	08/2015	GBP	7,787		$12,246	14	0
	08/2015		$21,749	BRL	68,812	128	0
	09/2015		3,907	CNY	23,610	0	(59)
	10/2015	DKK	23,546		$3,591	63	0
	01/2016	BRL	152,014		51,600	5,716	0
	01/2016	DKK	71,958		11,002	191	0
	04/2016		228,754		33,940	0	(522)
	07/2016		344,141		51,828	0	(203)
MSB	07/2015	BRL	362,389		129,507	13,285	(335)
	07/2015	RUB	32,291		571	0	(13)
	07/2015	SEK	355,915		42,044	0	(889)
	07/2015		$116,802	BRL	362,389	0	(244)
	07/2015		34,888	PLN	132,175	238	0
	07/2015		592	RUB	32,291	0	(8)
	07/2015		43,138	SEK	355,915	0	(204)
	08/2015	RUB	32,291		$584	8	0
	08/2015	SEK	355,915		43,165	203	0
	09/2015		$1,300	CNY	7,998	3	0
	01/2016	DKK	117,837		$18,033	330	0
	04/2016	BRL	212,853		61,513	0	(924)
RBC	07/2015		$1,036	MXN	15,722	0	(36)
SCX	07/2015		2,242,966	EUR	2,001,660	0	(11,416)
	07/2015		30,771	MXN	479,690	0	(262)
	07/2015		5,519	PLN	20,374	0	(104)
	08/2015	EUR	2,001,660		$2,243,923	11,419	0
	08/2015		$44,382	INR	2,877,076	513	0
	09/2015	MXN	479,690		$30,592	263	0
	09/2015		$5,094	HKD	39,496	1	0
TOR	07/2015	BRL	429,019		$138,277	289	0
	07/2015		$138,331	BRL	429,019	0	(343)
UAG	07/2015	BRL	72,284		$22,980	0	(269)
	07/2015	EUR	61,544		69,247	635	0
	07/2015	JPY	2,559,400		20,626	0	(287)
	07/2015		$23,298	BRL	72,284	0	(49)
	07/2015		24,100	DKK	161,616	51	0
	07/2015		315,986	EUR	282,422	1,557	(2,686)
	07/2015		2,069	GBP	1,306	0	(17)
	07/2015		1,572	MXN	24,183	0	(34)
	08/2015	DKK	407,330		$60,219	0	(721)
	08/2015		$22,720	BRL	72,284	261	0
	08/2015		2,169	EUR	1,936	0	(10)
	08/2015		2,763	MYR	10,418	1	0
	10/2015	DKK	23,851		$3,637	64	0
	07/2016		161,616		24,340	0	(95)

Total Forward Foreign Currency Contracts						$128,124	$(172,109)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Srike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	4,219	$237	$88
	Put - OTC EUR versus USD		1.050	07/21/2015		4,632	443	247
	Call - OTC USD versus BRL	BRL	3.280	07/29/2015		$21,100	153	111
	Call - OTC USD versus JPY	JPY	127.000	07/20/2015		102,700	589	36
BPS	Call - OTC USD versus JPY		127.000	07/20/2015		71,100	432	25
BRC	Put - OTC EUR versus JPY		130.000	07/21/2015	EUR	600	49	59
CBK	Put - OTC EUR versus USD		$1.050	07/21/2015		3,791	331	202
DUB	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		$22,800	165	172
	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		6,500	70	69
FBF	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		25,400	163	191
	Call - OTC USD versus BRL		3.280	07/29/2015		23,600	175	125
GLM	Put - OTC EUR/USD versus JPY		$1.110/JPY 121.500	07/21/2015		4,500	350	704
	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		42,600	454	456
HUS	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	3,114	161	65
MSB	Put - OTC EUR versus JPY	JPY	130.000	07/21/2015		10,200	918	997
	Call - OTC USD versus JPY		127.000	07/20/2015		$46,100	245	16

							$4,935	$3,563

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$37,000	$2,984	$262
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015		19,100	1,581	135
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	11/26/2015	EUR	139,100	2,279	1,261

								$6,844	$1,658

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BRC	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000%	07/02/2015	$28,000	$0	$1
DUB	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000	07/02/2015	33,900	0	1

					$0	$2

Total Purchased Options					$11,779	$5,223

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	3.090	07/29/2015	$21,100	$(159)	$(224)
BPS	Put - OTC USD versus JPY	JPY	117.000	07/02/2015	67,600	(391)	0
DUB	Put - OTC USD versus BRL	BRL	3.050	07/27/2015	22,800	(143)	(142)
	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	9,800	(60)	(49)
FBF	Put - OTC USD versus BRL	BRL	3.030	07/27/2015	25,400	(150)	(118)
	Put - OTC USD versus BRL		3.090	07/29/2015	23,600	(175)	(251)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	63,950	(391)	(320)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	26,000	(292)	(26)
	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	29,900	(231)	(24)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	20,750	(237)	(21)
MSB	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	91,300	(669)	(72)

						$(2,898)	$(1,247)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(82)	$(4)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put -OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$156,000	$(2,964)	$(148)
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400	04/29/2016	EUR	127,100	(466)	(73)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		127,100	(1,106)	(4,942)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		$80,200	(1,512)	(76)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	07/10/2015	GBP	165,000	(655)	(571)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/13/2015		38,900	(178)	(318)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/15/2015		38,900	(323)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/15/2015		38,900	(121)	(361)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750	09/11/2015	EUR	27,000	(726)	(24)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300	09/11/2015		27,000	(783)	(3,410)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564	11/26/2015		55,700	(2,281)	(2,300)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/27/2015	GBP	37,000	(214)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/27/2015		37,000	(189)	(486)

								$(11,518)	$(12,710)

Total Written Options								$(14,498)	$(13,961)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250)%	03/20/2019	0.487%	$4,000	$0	$(113)	$0	$(113)
BPS	UBS AG	(1.000)	03/20/2017	1.162	6,500	1	16	17	0
BRC	UBS AG	(1.000)	03/20/2017	1.162	14,000	9	26	35	0
CBK	UBS AG	(1.000)	03/20/2017	1.162	500	0	1	1	0
DUB	Cardinal Health, Inc.	(0.610)	06/20/2017	0.079	1,600	11	(28)	0	(17)
	Cardinal Health, Inc.	(0.590)	06/20/2017	0.079	1,600	0	(16)	0	(16)
GST	UBS AG	(1.000)	06/20/2018	1.319	5,400	26	23	49	0

						$47	$(91)	$102	$(146)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.218%		$300	$(11)	$(2)	$0	$(13)
	Brazil Government International Bond	1.000	09/20/2019	2.310		100	(3)	(2)	0	(5)
	France Government International Bond	0.250	03/20/2020	0.303		23,000	(177)	123	0	(54)
BRC	France Government International Bond	0.250	03/20/2020	0.303		23,100	(149)	94	0	(55)
CBK	Brazil Government International Bond	1.000	03/20/2019	2.218		5,100	(212)	(6)	0	(218)
	France Government International Bond	0.250	03/20/2020	0.303		16,500	(148)	109	0	(39)
	France Government International Bond	0.250	06/20/2020	0.321		4,100	(25)	11	0	(14)
DUB	Brazil Government International Bond	1.000	03/20/2019	2.218		20,900	(832)	(62)	0	(894)
	Italy Government International Bond	1.000	03/20/2019	1.096		23,200	(454)	379	0	(75)
	Italy Government International Bond	1.000	06/20/2019	1.134		1,200	(12)	6	0	(6)
GST	Brazil Government International Bond	1.000	03/20/2019	2.218		13,100	(589)	28	0	(561)
	France Government International Bond	0.250	03/20/2020	0.303		46,300	(354)	244	0	(110)
	France Government International Bond	0.250	06/20/2020	0.321		8,400	(47)	19	0	(28)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	7,800	(336)	(3,227)	0	(3,563)
	Greece Government International Bond	1.000	12/20/2015	50.000		2,700	(131)	(1,373)	0	(1,504)
	Greece Government International Bond	1.000	09/20/2015	41.000		$27,000	(852)	(10,211)	0	(11,063)
	Greece Government International Bond	1.000	12/20/2015	50.000		4,500	(332)	(1,917)	0	(2,249)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.310		4,600	(132)	(105)	0	(237)
	France Government International Bond	0.250	03/20/2020	0.303		19,600	(160)	114	0	(46)
	Italy Government International Bond	1.000	03/20/2019	1.096		24,600	(473)	394	0	(79)
JPM	Brazil Government International Bond	1.000	03/20/2019	2.218		5,100	(243)	25	0	(218)
	France Government International Bond	0.250	03/20/2020	0.303		41,500	(348)	250	0	(98)
	France Government International Bond	0.250	06/20/2020	0.321		7,600	(42)	16	0	(26)
MYC	Brazil Government International Bond	1.000	03/20/2019	2.218		8,200	(349)	(2)	0	(351)
	Brazil Government International Bond	1.000	09/20/2019	2.310		17,400	(505)	(392)	0	(897)
	France Government International Bond	0.250	03/20/2020	0.303		38,700	(294)	202	0	(92)

							$(7,210)	$(15,285)	$0	$(22,495)

Credit Default Swaps on Credit Indices - Buy Protection  (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation	Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000)%	06/20/2020	EUR	11,050	$357	$103	$460	$0
GST	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	06/20/2020		43,750	1,478	341	1,819	0

						$1,835	$444	$2,279	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	26,800		$28,694	$69	$(7)	$62	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	182,300		202,353	749	2,373	3,122	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		25,130		27,417	21	800	821	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		320,800		350,314	2,323	8,946	11,269	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		65,900		72,160	89	1,801	1,890	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		133,400		149,408	472	479	951	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		137,030		149,363	(34)	4,650	4,616	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		135,500		150,825	1,781	120	1,901	0
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	30,100		31,852	(24)	469	445	0
GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017		44,900		47,901	(30)	306	276	0
JPM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.4825% based on the notional amount of currency delivered	02/10/2016		$11,220	JPY	920,000	(3)	3,719	3,716	0
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	54,400		$58,146	(211)	435	224	0

								$5,202	$24,091	$29,293	$0

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	8,900	$64	$80	$144	$0
BPS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	28,900	25	(97)	0	(72)
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045	GBP	900	0	(11)	0	(11)
DUB	Pay	1-Month GBP-UKRPI	3.503	05/15/2045		3,150	0	(21)	0	(21)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	56,400	(1)	(140)	0	(141)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		81,400	134	(174)	0	(40)
GLM	Pay	1-Month GBP-UKRPI	3.310	05/15/2030	GBP	7,650	0	(113)	0	(113)
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		8,050	0	(116)	0	(116)
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		7,750	0	(109)	0	(109)
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		4,200	7	78	85	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	21,100	(4)	(49)	0	(53)
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016		155,000	(22)	(340)	0	(362)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	10,800	59	101	160	0

							$262	$(911)	$389	$(1,038)

Total Swap Agreements							$136	$8,248	$32,063	$(23,679)

(l)	Securities with an aggregate market value of $136,619 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$78,557	$0	$78,557
Mortgage-Backed Securities	0	8,890	0	8,890
Sovereign Issues	0	55,626	0	55,626
Belgium
Corporate Bonds & Notes	0	5,043	0	5,043
Brazil
Corporate Bonds & Notes	0	45,740	0	45,740
Sovereign Issues	0	320,291	0	320,291
Canada
Corporate Bonds & Notes	0	9,662	0	9,662
Sovereign Issues	0	119,407	0	119,407
Cayman Islands
Asset-Backed Securities	0	73,123	0	73,123
China
Corporate Bonds & Notes	0	28,135	0	28,135
Sovereign Issues	0	2,359	0	2,359
Denmark
Corporate Bonds & Notes	0	389,144	0	389,144
France
Asset-Backed Securities	0	16	0	16
Corporate Bonds & Notes	0	48,699	0	48,699
Mortgage-Backed Securities	0	2,570	0	2,570
Sovereign Issues	0	478,206	0	478,206
Germany
Corporate Bonds & Notes	0	42,087	0	42,087
Sovereign Issues	0	97,761	0	97,761
Greece
Corporate Bonds & Notes	0	8,661	0	8,661
Sovereign Issues	0	5,905	0	5,905
Guernsey, Channel Islands
Corporate Bonds & Notes	0	21,053	0	21,053
Ireland
Asset-Backed Securities	0	1,634	0	1,634
Corporate Bonds & Notes	0	68,217	0	68,217
Mortgage-Backed Securities	0	5,860	0	5,860
Italy
Asset-Backed Securities	0	3,428	0	3,428
Corporate Bonds & Notes	0	62,585	0	62,585
Mortgage-Backed Securities	0	83,615	0	83,615
Sovereign Issues	0	1,120,560	0	1,120,560
Japan
Corporate Bonds & Notes	0	10,578	0	10,578
Sovereign Issues	0	1,510,553	0	1,510,553
Luxembourg
Asset-Backed Securities	0	2,203	0	2,203
Corporate Bonds & Notes	0	8,813	0	8,813
Mexico
Sovereign Issues	0	35,831	0	35,831
Netherlands
Asset-Backed Securities	0	30,421	0	30,421
Corporate Bonds & Notes	3,602	61,728	0	65,330
Mortgage-Backed Securities	0	1,201	0	1,201
Norway
Corporate Bonds & Notes	0	23,264	0	23,264
Sovereign Issues	0	7,955	0	7,955
Poland
Sovereign Issues	0	409	0	409
Portugal
Corporate Bonds & Notes	0	33,145	0	33,145
Slovenia
Corporate Bonds & Notes	0	793	0	793
Sovereign Issues	0	312,925	0	312,925
Spain
Corporate Bonds & Notes	0	8,781	0	8,781
Mortgage-Backed Securities	0	7,408	0	7,408
Sovereign Issues	0	527,224	0	527,224
Supranational
Corporate Bonds & Notes	0	80,782	0	80,782
Sweden
Corporate Bonds & Notes	0	44,825	0	44,825
Sovereign Issues	0	13,264	0	13,264
Switzerland
Corporate Bonds & Notes	0	38,475	0	38,475
United Kingdom
Bank Loan Obligations	0	8,145	0	8,145
Corporate Bonds & Notes	0	107,720	0	107,720
Mortgage-Backed Securities	0	210,392	0	210,392
Sovereign Issues	0	554,997	0	554,997
United States
Asset-Backed Securities	0	206,739	0	206,739
Bank Loan Obligations	0	16,848	0	16,848
Corporate Bonds & Notes	0	125,905	0	125,905
Mortgage-Backed Securities	0	327,355	5,986	333,341
Municipal Bonds & Notes	0	9,119	0	9,119
Preferred Securities	487	0	0	487
U.S. Government Agencies	0	304,318	0	304,318
U.S. Treasury Obligations	0	720,472	0	720,472
Short-Term Instruments
Certificates of Deposit	0	28,372	0	28,372
Commercial Paper	0	3,491	0	3,491
Repurchase Agreements	0	434,285	0	434,285
China Treasury Bills	0	48	0	48
U.S. Treasury Bills	0	17,220	0	17,220
	$4,089	$9,022,838	$5,986	$9,032,913

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,755	$0	$0	$10,755

Total Investments	$14,844	$9,022,838	$5,986	$9,043,668

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,336,447)	0	(1,336,447)
	$0	$(1,336,447)	$0	$(1,336,447)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21,750	6,916	0	28,666
Over the counter	0	165,410	0	165,410
	$21,750	$172,326	$0	$194,076
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,115)	(16,499)	0	(18,614)
Over the counter	0	(209,749)	0	(209,749)

	$(2,115)	$(226,248)	$0	$(228,363)

Totals	$34,479	$7,632,469	$5,986	$7,672,934

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments PIMCO Global Advantage®

Strategy Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.0%
BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	$4,351

Total Bahrain (Cost $3,953)			4,351

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Bank NV
8.000% due 01/25/2023		$2,600	2,850

Total Belgium (Cost $2,803)			2,850

BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$1,000	1,026
4.750% due 02/16/2021		1,000	1,086
5.000% due 10/19/2025		200	216
7.875% due 06/10/2019		1,850	2,243

Total Bermuda (Cost $4,388)			4,571

BRAZIL 8.3%
CORPORATE BONDS & NOTES 1.0%
CSN Islands Corp.
6.875% due 09/21/2019 (g)		$960	859
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		1,500	1,470
5.650% due 03/19/2022		6,850	6,944
Petrobras Global Finance BV
3.163% due 03/17/2020		400	382
6.250% due 03/17/2024		6,200	6,001
Vale Overseas Ltd.
6.250% due 01/11/2016		30	31

			15,687

SOVEREIGN ISSUES 7.3%
Brazil Government International Bond
5.000% due 01/27/2045		3,500	3,045
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	48,100	14,453
0.000% due 01/01/2018 (b)		50,000	11,782
0.000% due 07/01/2018 (b)		53,400	11,883
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		48,800	14,159
10.000% due 01/01/2025		232,560	64,750

			120,072

Total Brazil (Cost $148,138)			135,759

CANADA 0.7%
SOVEREIGN ISSUES 0.7%
Canada Government International Bond
3.000% due 12/01/2036	CAD	9,435	11,508
4.000% due 06/01/2041		200	213

Total Canada (Cost $12,196)			11,721

CAYMAN ISLANDS 0.8%
ASSET-BACKED SECURITIES 0.2%
BlackRock Senior Income
0.515% due 04/20/2019		$377	375

Dryden Senior Loan Fund
1.445% due 01/15/2022		3,367	3,365
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019		296	294
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019		47	47

			4,081

CORPORATE BONDS & NOTES 0.6%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		2,811	1,939
6.750% due 10/01/2023		3,180	2,290
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,000	6,161

			10,390

Total Cayman Islands (Cost $15,589)			14,471

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	101	17
5.840% due 01/03/2019		2,730	479
China Government International Bond
3.290% due 04/18/2020		1,840	298
3.380% due 05/23/2023		900	143
4.080% due 08/22/2023		900	150

Total China (Cost $1,028)			1,087

COLOMBIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
5.875% due 05/28/2045		$6,900	6,124

Total Colombia (Cost $6,910)			6,124

DENMARK 4.9%
CORPORATE BONDS & NOTES 4.9%
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2016	DKK	100,300	15,222
Nykredit Realkredit A/S
1.000% due 07/01/2016		168,900	25,530
2.000% due 10/01/2015		12,000	1,806
2.000% due 04/01/2016		47,100	7,168
4.000% due 06/03/2036	EUR	4,300	4,708
Realkredit Danmark A/S
1.000% due 04/01/2016	DKK	81,600	12,310
2.000% due 01/01/2016		49,100	7,422
2.000% due 04/01/2016		43,200	6,559

Total Denmark (Cost $80,286)			80,725

FRANCE 4.2%
CORPORATE BONDS & NOTES 2.5%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	8,000	9,128
4.875% due 09/25/2015		6,400	7,206
BPCE S.A.
4.625% due 07/11/2024		$13,500	13,208
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		400	410
Dexia Credit Local S.A.
2.000% due 01/22/2021	EUR	8,700	10,413

			40,365

SOVEREIGN ISSUES 1.7%
France Government Bond
2.500% due 05/25/2030		14,700	18,140

3.250% due 05/25/2045		6,600	9,063

			27,203

Total France (Cost $74,241)			67,568

GERMANY 6.3%
SOVEREIGN ISSUES 6.3%
Republic of Germany
0.750% due 04/15/2018 (c)(g)	EUR	81,350	94,547
4.250% due 07/04/2039		5,200	8,982

Total Germany (Cost $123,476)			103,529

GREECE 0.2%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,100	2,445
5.014% due 12/27/2017		1,500	895

Total Greece (Cost $6,802)			3,340

HONG KONG 1.0%
CORPORATE BONDS & NOTES 1.0%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$15,500	15,836

Total Hong Kong (Cost $15,659)			15,836

INDIA 0.8%
CORPORATE BONDS & NOTES 0.8%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	6,032
5.000% due 01/15/2016		1,500	1,527
ONGC Videsh Ltd.
4.625% due 07/15/2024		4,800	4,874
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	530
State Bank of India
4.500% due 07/27/2015		1,000	1,002

Total India (Cost $13,765)			13,965

INDONESIA 1.6%
SOVEREIGN ISSUES 1.6%
Indonesia Government International Bond
6.750% due 01/15/2044		$7,000	8,138
8.250% due 06/15/2032	IDR	117,141,000	8,617
8.375% due 03/15/2034		134,648,000	10,121

Total Indonesia (Cost $28,326)			26,876

IRELAND 1.9%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
0.401% due 01/17/2023	EUR	472	525
Avoca CLO PLC
0.348% due 09/15/2021		96	107
Celf Low Levered Partners PLC
0.330% due 03/04/2024		428	469
LightPoint Pan-European CLO PLC
0.245% due 01/31/2022		1,159	1,289

			2,390

CORPORATE BONDS & NOTES 1.3%
Bank of Ireland
10.000% due 07/30/2016		6,465	7,676
Depfa ACS Bank
4.875% due 10/28/2015		$10,083	10,225
4.875% due 05/21/2019	EUR	1,100	1,437

5.125% due 03/16/2037		$1,700	2,024

			21,362

MORTGAGE-BACKED SECURITIES 0.5%
German Residential Funding Ltd.
1.138% due 08/27/2024	EUR	6,753	7,615

Total Ireland (Cost $33,978)			31,367

ITALY 7.7%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	5,639
Banco Popolare SC
3.500% due 03/14/2019		4,200	4,813
Intesa Sanpaolo SpA
5.017% due 06/26/2024		$10,300	10,011
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	1,400	1,515

			21,978

MORTGAGE-BACKED SECURITIES 0.9%
Casa D’este Finance SRL
0.336% due 09/15/2021		2,373	2,610
Claris ABS
0.412% due 10/31/2060		8,121	8,919
Giovecca Mortgages SRL
0.599% due 04/23/2048		2,374	2,652

			14,181

SOVEREIGN ISSUES 5.5%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (c)		11,741	13,575
4.000% due 02/01/2037		14,600	18,273
4.750% due 09/01/2044		3,500	4,918
5.000% due 03/01/2025		35,800	48,962
5.000% due 09/01/2040		3,200	4,584

			90,312

Total Italy (Cost $138,476)			126,471

JAPAN 3.9%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$2,200	2,195

SOVEREIGN ISSUES 3.8%
Japan Government International Bond
1.400% due 09/20/2034	JPY	570,000	4,859
1.500% due 12/20/2044		1,510,000	12,530
1.600% due 03/20/2033		1,360,000	12,161
1.700% due 09/20/2044		3,760,000	32,661

			62,211

Total Japan (Cost $68,182)			64,406

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
E-Carat S.A.
0.852% due 11/18/2020	EUR	1,141	1,273

CORPORATE BONDS & NOTES 0.3%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
5.125% due 01/21/2016		$2,200	2,245

Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,870	2,085

			4,330

Total Luxembourg (Cost $5,958)			5,603

MEXICO 0.4%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	21

SOVEREIGN ISSUES 0.4%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	6,300	6,125
7.750% due 05/29/2031	MXN	5,501	391
8.000% due 12/17/2015		2,500	162

			6,678

Total Mexico (Cost $7,857)			6,699

NETHERLANDS 2.7%
ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.391% due 01/17/2023	EUR	4,858	5,362
0.392% due 02/01/2022		1,822	2,024
Euro-Galaxy CLO BV
0.239% due 10/23/2021		648	719
Hyde Park CDO BV
0.299% due 06/14/2022		9	10
Panther CDO BV
0.364% due 10/15/2084		1,262	1,345
Wood Street CLO BV
0.305% due 11/22/2021		206	229

			9,689

CORPORATE BONDS & NOTES 2.0%
Deutsche Annington Finance BV
3.200% due 10/02/2017		$6,760	6,918
ING Bank NV
2.625% due 12/05/2022		23,095	23,215
Rabobank Group
8.375% due 07/26/2016 (d)		2,100	2,200

			32,333

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
0.804% due 04/17/2041	EUR	520	530
Eurosail BV
1.504% due 10/17/2040		266	295
Holland Mortgage-Backed Series Hermes BV
0.636% due 09/18/2044		40	45
Storm BV
0.886% due 09/22/2052		171	191

			1,061

Total Netherlands (Cost $43,863)			43,083

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
2.000% due 09/15/2015		$700	701
2.375% due 05/25/2016		1,400	1,404
5.500% due 05/25/2016		600	618
5.500% due 06/26/2017		3,400	3,611

			6,334

SOVEREIGN ISSUES 0.2%
Norway Government Bond
3.750% due 05/25/2021	NOK	17,700	2,560

Total Norway (Cost $8,849)			8,894

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.250% due 07/25/2025	PLN	23,650	6,283
5.750% due 09/23/2022		132	41

Total Poland (Cost $7,073)			6,324

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	2,100	2,338
5.000% due 04/04/2019		200	228
5.000% due 04/23/2019		1,100	1,251
5.000% due 05/21/2019		810	923
5.000% due 05/23/2019		1,650	1,874
5.875% due 11/09/2015		300	335
7.000% due 03/04/2016		200	223

Total Portugal (Cost $7,864)			7,172

QATAR 0.9%
SOVEREIGN ISSUES 0.9%
Qatar Government International Bond
4.500% due 01/20/2022		$2,000	2,229
5.250% due 01/20/2020		11,125	12,530
6.400% due 01/20/2040		700	907

Total Qatar (Cost $14,367)			15,666

SLOVAKIA 0.1%
SOVEREIGN ISSUES 0.1%
Slovakia Government International Bond
0.059% due 11/16/2016	EUR	1,000	1,120

Total Slovakia (Cost $1,387)			1,120

SLOVENIA 4.4%
SOVEREIGN ISSUES 4.4%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	4,000	4,807
3.500% due 03/23/2017		2,548	2,993
4.125% due 02/18/2019		$3,800	3,962
4.125% due 01/26/2020	EUR	1,300	1,639
4.700% due 11/01/2016		28,100	33,175
4.750% due 05/10/2018		$2,800	2,982
5.125% due 03/30/2026	EUR	100	138
5.500% due 10/26/2022		$2,200	2,448
5.850% due 05/10/2023		17,700	20,115

Total Slovenia (Cost $76,070)			72,259

SOUTH AFRICA 0.2%
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
5.375% due 07/24/2044		$3,800	3,799

Total South Africa (Cost $3,736)			3,799

SOUTH KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
4.000% due 01/11/2017		$500	520
4.000% due 01/29/2021		4,800	5,119
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,700	1,706

Total South Korea (Cost $7,299)			7,345

SPAIN 3.4%
ASSET-BACKED SECURITIES 0.4%
IM Grupo Banco Popular FTPYME FTA
0.035% due 09/21/2039	EUR	6,442	7,092

CORPORATE BONDS & NOTES 0.7%
Ayt Cedulas Cajas Global
0.093% due 02/22/2018		3,900	4,308
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (d)		2,600	2,877
Banco Santander S.A.
6.250% due 09/11/2021 (d)		1,000	1,086
BPE Financiaciones S.A.
2.875% due 05/19/2016		2,400	2,713

			10,984

SOVEREIGN ISSUES 2.3%
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	3,500	3,794
3.875% due 09/15/2015	EUR	600	674
4.300% due 11/15/2016		1,600	1,858
4.750% due 06/04/2018		3,150	3,798
Autonomous Community of Valencia
2.360% due 09/03/2017		400	460
3.250% due 07/06/2015		2,300	2,570
4.000% due 11/02/2016		200	234
4.375% due 07/16/2015		4,750	5,329
Spain Government International Bond
1.600% due 04/30/2025		2,550	2,679
2.150% due 10/31/2025		4,950	5,420
5.150% due 10/31/2044		4,700	7,010
Xunta de Galicia
5.763% due 04/03/2017		3,634	4,396

			38,222

Total Spain (Cost $62,791)			56,298

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,500	1,192
Swedbank AB
2.200% due 03/04/2020		$3,200	3,179

			4,371

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
2.500% due 05/12/2025	SEK	13,300	1,834

Total Sweden (Cost $6,501)			6,205

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
UBS AG
7.250% due 02/22/2022		$17,525	18,483

Total Switzerland (Cost $18,547)			18,483

UNITED KINGDOM 15.2%
BANK LOAN OBLIGATIONS 0.4%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$6,868	6,810

CORPORATE BONDS & NOTES 5.5%
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	116	190
Barclays Bank PLC
7.625% due 11/21/2022		$5,200	5,931
7.750% due 04/10/2023		3,000	3,255
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	1,800	2,004
8.000% due 12/15/2020 (d)		800	950

British Telecommunications PLC
8.500% due 12/07/2016	GBP	4,049	6,987
FCE Bank PLC
5.125% due 11/16/2015		1,400	2,230
HSBC Holdings PLC
5.250% due 09/16/2022 (d)	EUR	300	334
LBG Capital PLC
3.086% due 03/12/2020		4,100	4,651
15.000% due 12/21/2019		8,645	14,600
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	9,500	17,801
5.125% due 03/07/2025		11,520	21,760
12.000% due 12/16/2024 (d)		$2,300	3,306
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	1,900	3,087
Nationwide Building Society
10.250% due 06/29/2049 (d)		3	544
Tesco PLC
5.000% due 03/24/2023		862	1,368
6.125% due 02/24/2022		1,093	1,861
Tesco Property Finance PLC
5.411% due 07/13/2044		250	361

			91,220

MORTGAGE-BACKED SECURITIES 4.9%
Alba PLC
0.761% due 11/25/2042		811	1,173
2.821% due 12/16/2042		1,424	2,250
Bluestone Securities PLC
0.207% due 06/09/2043	EUR	2,027	2,130
0.769% due 06/09/2044	GBP	3,176	4,781
Darrowby PLC
2.267% due 02/20/2044		3,002	4,805
Deco UK PLC
0.731% due 01/27/2020		5,021	7,597
Eddystone Finance PLC
1.094% due 04/19/2021		4,095	6,327
Eurosail PLC
0.146% due 03/13/2045	EUR	961	1,029
0.729% due 12/10/2044	GBP	1,436	2,169
Great Hall Mortgages PLC
0.116% due 06/18/2039	EUR	1,337	1,415
0.416% due 06/18/2039		$374	353
0.702% due 03/18/2039	GBP	1,873	2,779
0.712% due 06/18/2039		588	874
0.722% due 06/18/2038		725	1,084
Hercules Eclipse PLC
0.811% due 10/25/2018		3,615	5,579
Indus Eclipse PLC
0.741% due 01/25/2020		110	171
Leek Finance PLC
0.852% due 12/21/2037		1,798	2,947
Mortgage Funding PLC
1.671% due 03/13/2046		356	554
Nemus Arden PLC
0.797% due 02/15/2020		3,348	5,192
Newgate Funding PLC
0.586% due 12/15/2050	EUR	605	639
0.701% due 12/15/2050	GBP	8,021	12,295
Residential Mortgage Securities PLC
3.071% due 12/16/2050		3,206	5,163
RMAC PLC
0.386% due 12/12/2036	EUR	379	402
RMAC Securities PLC
0.741% due 06/12/2044	GBP	5,474	7,959
Southern Pacific Financing PLC
0.749% due 06/10/2043		559	852
1.169% due 12/10/2042		288	413

			80,932

SOVEREIGN ISSUES 4.4%
United Kingdom Gilt
0.125% due 03/22/2024 (c)(g)		11,617	19,751
2.750% due 09/07/2024		4,500	7,487

3.250% due 01/22/2044 (g)	25,750	44,680

		71,918

Total United Kingdom (Cost $253,751)		250,880

UNITED STATES 29.4%
ASSET-BACKED SECURITIES 5.5%
Access Group, Inc.
1.577% due 10/27/2025	$464	464
Accredited Mortgage Loan Trust
0.317% due 02/25/2037	2,381	2,281
0.465% due 04/25/2036	700	612
0.660% due 09/25/2035	100	80
ACE Securities Corp Home Equity Loan Trust
1.087% due 12/25/2034	190	174
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.637% due 07/25/2035	300	270
0.637% due 01/25/2036	300	276
Argent Securities Trust
0.337% due 06/25/2036	1,484	551
0.337% due 07/25/2036	880	408
0.427% due 07/25/2036	1,100	518
Asset-Backed Funding Certificates Trust
0.347% due 01/25/2037	810	506
0.407% due 01/25/2037	2,187	1,378
Asset-Backed Securities Corp. Home Equity Loan Trust
1.132% due 09/25/2034	1,115	1,032
Bear Stearns Asset-Backed Securities Trust
0.297% due 02/25/2037	1,480	1,401
0.427% due 06/25/2047	1,000	850
0.507% due 01/25/2047	700	668
0.587% due 09/25/2046	280	241
0.595% due 12/25/2035	1,000	973
0.677% due 09/25/2035	1,000	884
0.855% due 06/25/2035	2,000	1,778
Countrywide Asset-Backed Certificates
0.307% due 06/25/2036	94	94
0.307% due 06/25/2047	48	48
0.317% due 11/25/2037	417	415
0.327% due 07/25/2037	1,600	1,315
0.327% due 06/25/2047	1,746	1,388
0.337% due 05/25/2037	1,969	1,759
0.357% due 05/25/2037	1,107	998
0.367% due 07/25/2036	581	571
0.367% due 08/25/2036	144	142
0.407% due 09/25/2037	300	236
0.572% due 11/25/2035	440	424
4.545% due 04/25/2036	800	814
5.034% due 07/25/2036	1,536	1,530
5.148% due 10/25/2046 ^	1,649	1,547
5.542% due 04/25/2047 ^	1,859	1,594
Countrywide Asset-Backed Certificates Trust
0.537% due 04/25/2036	656	647
0.787% due 08/25/2035	181	179
0.825% due 10/25/2035	1,000	868
0.847% due 08/25/2035	5,764	4,287
0.907% due 07/25/2034	566	537
4.911% due 02/25/2036	1,000	977
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032	32	29
Credit-Based Asset Servicing and Securitization LLC
0.407% due 07/25/2037	414	280
3.998% due 03/25/2037 ^	1,396	860
Fieldstone Mortgage Investment Trust
0.347% due 11/25/2036	1,612	962
First Franklin Mortgage Loan Trust
0.327% due 09/25/2036	1,141	1,082
0.347% due 04/25/2036	360	305
0.427% due 10/25/2036	1,957	1,454
0.677% due 09/25/2035	1,461	1,429
1.460% due 07/25/2034	637	553
First NLC Trust
0.892% due 12/25/2035	962	916
Fremont Home Loan Trust
0.357% due 02/25/2036	1,702	1,458
0.437% due 05/25/2036	1,881	1,122
0.517% due 01/25/2036	1,500	1,224
0.667% due 07/25/2035	546	547
GSAA Home Equity Trust
0.637% due 08/25/2037	487	444
GSAMP Trust
0.277% due 01/25/2037	262	158
0.287% due 12/25/2046	1,661	990
0.307% due 12/25/2036	1,274	720

0.337% due 12/25/2046	1,080	648
0.457% due 04/25/2036	1,000	627
Home Equity Asset Trust
1.387% due 10/25/2033	768	740
HSI Asset Securitization Corp. Trust
0.407% due 12/25/2036	764	372
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.427% due 04/25/2047	800	504
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036	6	3
0.335% due 07/25/2036	2,622	1,435
Massachusetts Educational Financing Authority
1.227% due 04/25/2038	129	129
MASTR Asset-Backed Securities Trust
0.427% due 03/25/2036	1,000	625
0.487% due 01/25/2036	300	290
Merrill Lynch Mortgage Investors Trust
0.297% due 08/25/2037	874	523
0.445% due 04/25/2037	1,000	522
0.497% due 08/25/2036	200	182
Morgan Stanley ABS Capital, Inc. Trust
0.277% due 01/25/2037	829	489
0.327% due 10/25/2036	895	533
0.327% due 11/25/2036	333	214
0.337% due 06/25/2036	387	287
0.337% due 11/25/2036	1,863	1,122
0.407% due 11/25/2036	333	217
0.417% due 10/25/2036	1,179	827
0.832% due 09/25/2035	500	438
Morgan Stanley Home Equity Loan Trust
0.657% due 08/25/2035	300	291
New Century Home Equity Loan Trust
0.467% due 10/25/2035	502	502
0.697% due 09/25/2035	1,000	883
People’s Choice Home Loan Securities Trust
1.535% due 01/25/2035	2,000	1,698
RAAC Trust
0.667% due 03/25/2037	833	807
0.757% due 03/25/2037	1,412	1,215
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036	536	347
Residential Asset Mortgage Products Trust
0.347% due 12/25/2036	170	164
0.577% due 02/25/2036	1,000	948
0.807% due 05/25/2035	1,000	903
Residential Asset Securities Corp. Trust
0.337% due 07/25/2036	1,989	1,804
0.337% due 08/25/2036	696	671
0.367% due 04/25/2037	236	236
0.437% due 04/25/2037	2,000	1,827
0.527% due 11/25/2035	500	457
0.607% due 10/25/2035	200	178
Securitized Asset-Backed Receivables LLC Trust
0.477% due 12/25/2035	1,437	1,267
1.162% due 03/25/2035	707	674
SLM Private Education Loan Trust
3.436% due 05/16/2044	1,058	1,109
SLM Student Loan Trust
1.777% due 04/25/2023	327	336
Soundview Home Loan Trust
0.427% due 07/25/2036	1,000	635
0.447% due 02/25/2037	1,714	745
Specialty Underwriting & Residential Finance Trust
0.485% due 12/25/2036	1,423	1,115
4.653% due 02/25/2037 ^	781	380
Structured Asset Investment Loan Trust
0.337% due 09/25/2036	1,456	1,184
0.877% due 06/25/2035	1,000	970
0.907% due 02/25/2035	1,000	944
1.162% due 10/25/2033	563	546
Structured Asset Securities Corp. Mortgage Loan Trust
0.347% due 03/25/2036	475	458
0.527% due 02/25/2036	1,000	898
0.637% due 11/25/2035	1,000	901
Washington Mutual Asset-Backed Certificates Trust
0.427% due 05/25/2036	1,859	1,333
Wells Fargo Home Equity Asset-Backed Securities Trust
0.447% due 05/25/2036	2,000	1,883
0.777% due 11/25/2035	1,250	1,138

		90,422

BANK LOAN OBLIGATIONS 0.2%
H.J. Heinz Co.
3.250% due 06/05/2020	3,325	3,329

CORPORATE BONDS & NOTES 3.4%
Ally Financial, Inc.
2.750% due 01/30/2017		1,700	1,696
3.125% due 01/15/2016		200	201
3.500% due 07/18/2016		200	203
3.500% due 01/27/2019		700	696
4.750% due 09/10/2018		200	207
5.500% due 02/15/2017		900	940
6.250% due 12/01/2017		300	321
AT&T, Inc.
5.875% due 04/28/2017	GBP	3,400	5,730
CIT Group, Inc.
4.250% due 08/15/2017		$100	102
5.000% due 05/15/2017		500	517
5.250% due 03/15/2018		800	829
Citigroup, Inc.
0.967% due 04/27/2018		6,000	5,986
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,007	1,053
CVS Pass-Through Trust
7.507% due 01/10/2032		2,463	3,105
General Motors Financial Co., Inc.
2.750% due 05/15/2016		100	101
International Lease Finance Corp.
5.750% due 05/15/2016		100	103
8.625% due 09/15/2015		800	811
8.750% due 03/15/2017		600	658
Navient Corp.
8.000% due 03/25/2020		2,000	2,235
New York Life Global Funding
1.125% due 03/01/2017		1,400	1,399
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,049
Reynolds American, Inc.
3.250% due 06/12/2020		2,200	2,229
4.000% due 06/12/2022		2,700	2,759
4.450% due 06/12/2025		2,100	2,140
Rio Oil Finance Trust
6.250% due 07/06/2024		1,750	1,724
SABMiller Holdings, Inc.
4.950% due 01/15/2042		2,600	2,646
Southwestern Energy Co.
7.500% due 02/01/2018		600	669
Springleaf Finance Corp.
5.400% due 12/01/2015		2,200	2,225
Tagua Leasing LLC
1.581% due 11/16/2024		5,738	5,590
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,367
Wells Fargo & Co.
3.000% due 02/19/2025		3,100	2,968

			56,259

MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
2.306% due 01/25/2035		267	274
4.775% due 11/25/2037 ^		593	445
4.858% due 01/25/2036 ^		92	82
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		14,900	14,688
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		715	615
Banc of America Funding Trust
0.397% due 04/25/2037 ^		199	144
0.397% due 04/20/2047 ^		326	256
2.699% due 05/25/2035		418	427
6.000% due 07/25/2037 ^		473	381
Banc of America Mortgage Trust
2.651% due 09/25/2034		678	668
5.500% due 11/25/2035 ^		866	822
6.000% due 10/25/2036 ^		321	274
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		2,741	2,843
BCAP LLC Trust
0.355% due 08/26/2046		1,000	917
0.397% due 05/25/2047		884	659
0.407% due 05/25/2047 ^		975	743
4.000% due 02/26/2037		386	384
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		184	160
2.455% due 12/25/2046 ^		1,805	1,558
2.726% due 04/25/2034		287	278
2.774% due 05/25/2047 ^		1,427	1,281

2.834% due 02/25/2034	33	32
4.713% due 08/25/2035	109	97
Bear Stearns ALT-A Trust
2.386% due 03/25/2036	822	575
2.584% due 05/25/2035	329	320
2.635% due 09/25/2035	165	142
2.856% due 05/25/2036 ^	779	544
4.492% due 09/25/2035 ^	699	539
Chase Mortgage Finance Trust
2.600% due 03/25/2037 ^	687	579
5.500% due 11/25/2035	1,175	1,184
Citigroup Mortgage Loan Trust, Inc.
0.355% due 10/25/2046	200	196
2.614% due 05/25/2035	217	212
5.358% due 04/25/2037 ^	591	522
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.279% due 09/25/2035 ^	3,424	2,965
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^	1,224	1,054
Countrywide Alternative Loan Trust
0.307% due 06/25/2036	4,841	4,273
0.367% due 02/20/2047	4,897	3,671
0.397% due 07/20/2046 ^	239	179
0.467% due 02/25/2037	1,155	930
0.517% due 11/20/2035	124	101
2.756% due 06/25/2037	970	818
5.500% due 10/25/2035 ^	66	62
5.500% due 02/25/2036 ^	115	107
6.000% due 01/25/2037 ^	1,001	930
6.000% due 02/25/2037 ^	1,791	1,444
6.000% due 05/25/2037 ^	864	715
6.250% due 12/25/2036 ^	857	710
6.500% due 08/25/2037 ^	499	352
8.000% due 10/25/2036 ^	64	63
Countrywide Home Loan Mortgage Pass-Through Trust
0.937% due 03/25/2035	1,042	675
2.680% due 08/25/2034	22	20
5.500% due 10/25/2034	1,238	1,286
6.000% due 02/25/2037 ^	432	416
6.250% due 09/25/2036 ^	724	676
6.500% due 11/25/2036 ^	1,728	1,596
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035	465	412
Credit Suisse Commercial Mortgage Trust
6.147% due 09/15/2039	3,130	3,330
Credit Suisse Mortgage Capital Certificates
2.434% due 04/26/2038	1,600	1,572
2.794% due 08/28/2036	113	110
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^	672	548
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	654	570
Downey Savings & Loan Association Mortgage Loan Trust
2.327% due 07/19/2044	112	111
GreenPoint Mortgage Funding Trust
0.347% due 02/25/2037 ^	126	105
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033	50	50
GSR Mortgage Loan Trust
2.715% due 05/25/2037 ^	54	49
HarborView Mortgage Loan Trust
0.428% due 06/19/2035	1,457	1,269
2.690% due 02/25/2036 ^	101	85
2.725% due 07/19/2035	57	49
2.816% due 07/19/2035	157	155
HomeBanc Mortgage Trust
0.517% due 10/25/2035	1,479	1,325
HSI Asset Securitization Corp. Trust
0.407% due 11/25/2035	1,208	771
Impac Secured Assets Trust
0.337% due 11/25/2036	1,687	1,234
0.357% due 01/25/2037	1,134	989
2.785% due 07/25/2035	180	134
IndyMac Mortgage Loan Trust
0.427% due 07/25/2035	21	18
2.424% due 11/25/2035	1,821	1,569
2.532% due 12/25/2034	15	14
2.939% due 06/25/2036	501	401
JPMorgan Alternative Loan Trust
3.070% due 12/25/2036	355	327
3.210% due 05/25/2037 ^	765	633
JPMorgan Mortgage Trust
2.555% due 07/25/2035	549	560
2.594% due 02/25/2035	23	23
2.642% due 07/25/2035	304	305
2.796% due 10/25/2035	726	656

Lavender Trust
6.250% due 10/26/2036	268	277
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	665	637
Lehman XS Trust
0.347% due 03/25/2047 ^	1,132	921
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036	90	83
0.437% due 11/25/2035	14	13
1.184% due 10/25/2035	13	12
2.731% due 03/25/2036 ^	198	134
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049	1,300	1,397
Morgan Stanley Capital Trust
3.884% due 09/15/2047	3,095	3,120
5.692% due 04/15/2049	300	318
Morgan Stanley Mortgage Loan Trust
1.087% due 02/25/2036 ^	141	121
2.854% due 11/25/2037	1,537	1,243
2.921% due 09/25/2035 ^	427	353
4.821% due 05/25/2036 ^	396	314
Morgan Stanley Re-REMIC Trust
5.989% due 08/15/2045	171	182
Prime Mortgage Trust
0.687% due 02/25/2035	610	582
6.000% due 06/25/2036 ^	221	199
Residential Accredit Loans, Inc. Trust
0.287% due 05/25/2037	894	701
0.317% due 02/25/2037	1,022	886
0.327% due 01/25/2037	1,525	1,255
0.357% due 12/25/2036	590	457
0.367% due 06/25/2046	397	177
0.377% due 07/25/2036	822	663
0.587% due 11/25/2036 ^	595	373
5.000% due 09/25/2036 ^	163	131
6.000% due 07/25/2036 ^	1,053	855
6.500% due 07/25/2037	804	699
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036 ^	732	666
6.000% due 06/25/2037 ^	86	81
Structured Adjustable Rate Mortgage Loan Trust
0.407% due 06/25/2037	657	570
0.507% due 10/25/2035	269	235
4.685% due 04/25/2036 ^	434	329
Structured Asset Mortgage Investments Trust
0.387% due 05/25/2036	752	548
0.397% due 05/25/2046	70	55
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	432	437
Suntrust Adjustable Rate Mortgage Loan Trust
6.013% due 02/25/2037 ^	615	524
Thornburg Mortgage Securities Trust
0.927% due 09/25/2044	98	94
2.229% due 04/25/2045	193	195
WaMu Mortgage Pass-Through Certificates Trust
0.467% due 11/25/2045	202	177
0.577% due 10/25/2044	220	214
1.558% due 08/25/2042	15	15
3.847% due 12/25/2036 ^	672	628
6.043% due 10/25/2036 ^	1,234	1,042
Washington Mutual Mortgage Pass-Through Certificates Trust
0.347% due 02/25/2037 ^	1,140	873
5.500% due 11/25/2035 ^	248	245
6.500% due 08/25/2035 ^	212	186
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035	1,091	1,090
2.621% due 03/25/2036	760	758

		98,323

MUNICIPAL BONDS & NOTES 2.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,883
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,538
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,799
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,533

School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040		2,490	2,676

			33,429

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
2.440% due 08/01/2022		475	477
2.500% due 01/01/2027 - 12/01/2027		15,666	15,953
2.850% due 06/01/2022		590	601
2.920% due 06/01/2022		1,700	1,747
3.000% due 12/01/2021 - 06/01/2043		16,302	16,376
3.500% due 01/01/2026 - 10/01/2040		39	41
4.000% due 09/01/2030 - 07/01/2045		3,711	3,947
4.500% due 05/01/2023 - 08/01/2041		3,123	3,332
5.000% due 02/01/2027 - 10/01/2041		4,736	5,245
5.500% due 01/01/2029 - 02/01/2041		1,344	1,510
6.000% due 06/01/2026 - 06/01/2040		1,614	1,835
Freddie Mac
4.000% due 06/15/2042		500	522
4.500% due 05/01/2041		361	391
Ginnie Mae
3.500% due 08/01/2045		3,700	3,823
4.000% due 08/01/2045		8,000	8,457

			64,257

U.S. TREASURY OBLIGATIONS 8.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (k)		206	204
0.125% due 07/15/2024 (i)(k)		6,476	6,310
0.250% due 01/15/2025 (g)(i)(k)		50,942	49,903
2.375% due 01/15/2025 (i)(k)		26,483	31,115
2.500% due 01/15/2029 (g)(i)(k)		41,124	50,573

			138,105

Total United States (Cost $464,636)			484,124

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$2,600	2,602

Total Virgin Islands (British) (Cost $2,583)			2,602

SHORT-TERM INSTRUMENTS 5.8%
COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
1.024% due 08/18/2015		$3,200	3,196

REPURCHASE AGREEMENTS (f) 0.5%			8,306

CHINA TREASURY BILLS 0.0%
0.010% due 10/13/2015	CNY	100	16

JAPAN TREASURY BILLS 4.8%
(0.002%) due 07/06/2015 - 08/31/2015 (a)	JPY	9,610,000	78,523

U.S. TREASURY BILLS 0.3%
0.015% due 07/02/2015 - 11/12/2015 (a)(g)(k)		$4,262	4,262

Total Short-Term Instruments (Cost $94,249)			94,303

Total Investments in Securities (Cost $1,865,578)			1,805,876

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		550,288	5,458

Total Short-Term Instruments (Cost $5,458)	5,458

Total Investments in Affiliates (Cost $5,458)	5,458

Total Investments 110.3% (Cost $1,871,036)	$1,811,334
Financial Derivative Instruments (h)(j) (0.6%) (Cost or Premiums, net $(4,379))	(9,992)
Other Assets and Liabilities, net (9.7%)	(158,463)

Net Assets 100.0%	$1,642,879

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$14,900	$14,688	0.89%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$5,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	$(6,026)	$5,900	$5,900
SSB	0.000	06/30/2015	07/01/2015	2,406	Fannie Mae 2.260% due 10/17/2022	(2,458)	2,406	2,406

Total Repurchase Agreements						$(8,484)	$8,306	$8,306

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BRC	(2.000)%	02/27/2015	12/31/2015		$(871)	$(869)
DEU	0.230	07/01/2015	07/22/2015		(19,405)	(19,405)
JPS	0.100	06/30/2015	07/01/2015		(5,888)	(5,887)

Total Reverse Repurchase Agreements						$(26,161)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MYI	0.000%	04/16/2015	07/16/2015	EUR	(84,418)	$(94,364)
UBS	0.629	04/23/2015	07/23/2015	GBP	(34,475)	(54,325)
RYL	0.746	05/14/2015	08/13/2015		(15,989)	(24,874)

Total Sale-Buyback Transactions						$(173,563)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $226,933 at a weighted average interest rate of 0.210%.
(3)	Payable for sale-buyback transactions includes $422 of deferred price drop.

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	07/01/2045	$10,000	$(10,357)	$(10,287)
Fannie Mae	3.500	08/01/2045	5,000	(5,120)	(5,130)
Fannie Mae	4.000	07/01/2045	27,000	(28,736)	(28,571)
Fannie Mae	4.000	08/01/2045	53,000	(55,961)	(55,959)
Fannie Mae	4.500	08/13/2045	12,400	(13,388)	(13,378)

Total Short Sales				$(113,562)	$(113,325)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $199,238 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$107.500	08/21/2015	500	$4	$8

Total Purchased Options				$4	$8

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	173	$(61)	$4	$0
90-Day Eurodollar June Futures	Short	06/2016	35	(11)	0	0
90-Day Eurodollar March Futures	Short	03/2016	1	0	0	0
90-Day Eurodollar March Futures	Short	03/2017	120	(38)	2	0
90-Day Eurodollar September Futures	Short	09/2016	153	(58)	4	0
Australia Government 10-Year Bond September Futures	Long	09/2015	256	122	203	(107)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	159	(14)	80	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	159	7	0	(28)
Canada Government 10-Year Bond September Futures	Short	09/2015	81	(62)	0	(156)
Euro-Bobl September Futures	Long	09/2015	78	43	50	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	6	4	5	(1)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	394	(1,410)	720	0
Euro-Buxl 30-Year Bond September Futures	Short	09/2015	96	1,276	0	(379)
Euro-OAT France Government 10-Year Bond September Futures	Long	09/2015	160	(726)	209	0
Japan Government 10-Year Bond September Futures	Long	09/2015	15	21	55	(24)
Put Options Strike @ EUR 131.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	33	0	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	159	42	55	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	136	23	50	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	50	1	4	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,334	2,061	0	(42)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	124	252	8	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	61	(164)	0	(4)
United Kingdom Long Gilt September Futures	Long	09/2015	453	396	988	0

Total Futures Contracts				$1,704	$2,437	$(741)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000)%	12/20/2019	EUR	46,350	$(407)	$335	$282	$0
iTraxx Europe Senior 23 5-Year Index	(1.000)	06/20/2020		29,900	(175)	210	207	0

					$(582)	$545	$489	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$23,859	$1,520	$(170)	$121	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD	3,900	$461	$(21)	$35	$0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024		4,200	364	350	57	0
Pay	3-Month CAD-Bank Bill	6.200	12/15/2025		2,900	306	(63)	24	0
Pay	3-Month SEK-LIBOR	1.013	01/23/2025	SEK	28,300	(156)	(156)	19	0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		23,200	(125)	(125)	16	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		24,000	(127)	(127)	16	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		27,300	(143)	(143)	18	0
Pay	3-Month SEK-LIBOR	1.080	01/26/2025		9,900	(47)	(47)	7	0
Pay	3-Month SEK-LIBOR	1.085	01/26/2025		11,800	(56)	(56)	8	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$752,900	(1,062)	(1,141)	51	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		165,000	(878)	(152)	11	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		177,700	747	(158)	16	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		62,100	488	(245)	45	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		8,500	(568)	39	0	(11)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		6,400	(329)	25	0	(15)
Pay	6-Month AUD-BBR-BBSW	3.750	03/15/2018	AUD	24,800	752	476	14	0
Pay	6-Month AUD-BBR-BBSW	3.750	12/17/2019		15,100	544	(89)	20	0
Pay	6-Month EUR-EURIBOR	0.150	09/16/2017	EUR	159,000	(15)	(155)	49	0
Receive	6-Month EUR-EURIBOR	0.350	09/16/2020		28,800	325	348	0	(112)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		14,000	695	694	0	(162)
Receive	6-Month EUR-EURIBOR	1.250	09/16/2045		19,600	2,501	4,767	0	(497)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		16,350	1,119	348	0	(436)
Receive	6-Month GBP-LIBOR	0.970	02/13/2016	GBP	166,900	(1,283)	(923)	0	(40)
Receive	6-Month GBP-LIBOR	0.950	02/19/2016		152,800	(1,119)	(991)	0	(37)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017		94,900	(818)	98	0	(233)
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		111,800	(2,523)	(2,441)	948	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		108,300	3,294	1,506	0	(1,926)
Receive	6-Month GBP-LIBOR	3.000	09/16/2045		14,400	(3,129)	(2,555)	0	(598)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		5,000	658	(44)	0	(178)
Receive	6-Month JPY-LIBOR	0.500	09/18/2020	JPY	4,640,000	(431)	(1,436)	0	(21)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021		13,160,000	(994)	(125)	0	(94)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		1,170,000	8	(189)	38	0
Receive	6-Month JPY-LIBOR	1.500	12/20/2044		2,300,000	(109)	795	0	(85)
Pay	28-Day MXN-TIIE	5.010	10/10/2019	MXN	91,100	(26)	9	26	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		1,214,600	(212)	(511)	527	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		2,200	0	(3)	2	0

						$(1,888)	$(2,441)	$1,947	$(4,445)

Total Swap Agreements						$(950)	$(2,066)	$2,557	$(4,445)

(5)	Unsettled variation margin asset of $49 for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $29,604 and cash of $11,388 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	AUD	10,371		$7,994	$3	$(10)
	07/2015	BRL	17,893		5,767	12	0
	07/2015	CLP	1,205,492		1,957	74	0
	07/2015	GBP	69,369		106,596	0	(2,400)
	07/2015	JPY	767,000		6,149	0	(118)
	07/2015	MXN	93,441		5,951	9	0
	07/2015	NZD	10,279		7,334	368	0
	07/2015		$5,702	BRL	17,893	53	0
	07/2015		8,383	DKK	56,066	0	(5)
	07/2015		77,285	JPY	9,556,096	797	0
	07/2015		3,734	MXN	57,418	0	(82)
	07/2015		11,132	NZD	16,266	0	(109)
	08/2015	JPY	5,060,000		$42,178	814	0
	08/2015	NZD	16,266		11,100	109	0
	08/2015	SEK	15,509		1,839	0	(33)
	08/2015		$7,301	AUD	9,493	10	0
	08/2015		12,554	SEK	105,015	125	0
	01/2016	BRL	48,100		$16,275	1,756	0
	04/2016	DKK	191,500		28,321	0	(529)
	07/2016		56,066		8,467	0	(10)
BPS	07/2015	BRL	68,530		22,088	46	0
	07/2015	JPY	9,959,096		80,324	0	(1,051)
	07/2015		$22,078	BRL	68,530	0	(36)
	07/2015		8,606	CLP	5,309,483	0	(311)
	07/2015		248	MXN	3,873	0	(2)
	08/2015	BRL	68,530		$21,832	44	0
	08/2015	DKK	905		133	0	(3)
	08/2015	JPY	350,000		2,834	0	(28)
	08/2015	SEK	1,240		151	1	0
	08/2015		$72,544	JPY	8,988,196	927	0
	09/2015	PEN	2,921		$916	7	0
	09/2015		$8,796	PEN	27,571	0	(218)
BRC	07/2015	PLN	51,426		$13,553	79	(193)
	07/2015		$9,825	CZK	250,475	418	0
	07/2015		4,431	INR	281,000	0	(24)
	07/2015		2,881	MXN	44,447	0	(54)
	07/2015		8,608	PLN	31,895	0	(132)
	07/2015		17,066	ZAR	208,800	15	0
CBK	07/2015	AUD	9,613		$7,329	0	(88)
	07/2015	BRL	38,234		11,872	0	(426)
	07/2015	EUR	9,010		10,151	107	0
	07/2015	GBP	185		281	0	(9)
	07/2015	JPY	4,200,000		33,444	0	(875)
	07/2015	MXN	24,216		1,570	30	0
	07/2015	PLN	197		55	2	0
	07/2015		$12,323	BRL	38,234	0	(26)
	07/2015		22,329	EUR	19,726	0	(338)
	07/2015		11,166	JPY	1,383,200	136	0
	07/2015		1,332	MXN	20,372	0	(37)
	07/2015		14,574	PLN	53,654	31	(346)
	07/2015		12,527	SGD	17,088	156	0
	08/2015	SEK	1,775		$215	1	0
	08/2015		$13,238	ILS	51,191	328	0
	09/2015		16,337	CNY	100,000	0	(41)
	09/2015		22,010	MXN	347,948	0	(11)
	04/2016	BRL	36,512		$10,515	0	(196)
DUB	07/2015		107,751		33,884	0	(772)
	07/2015	IDR	11,707,361		870	0	(3)
	07/2015	PLN	4		1	0	0
	07/2015		$38,044	BRL	107,750	0	(3,387)
	07/2015		8,636	DKK	56,700	0	(163)
	07/2015		41,556	KRW	45,005,377	0	(1,385)
	07/2015		19,398	TRY	54,008	586	0
	07/2015		936	ZAR	11,324	0	(10)
	08/2015	SEK	1,545		$188	2	0
	09/2015		$19,105	CNY	117,180	6	(14)
	07/2016	DKK	56,700		$8,716	144	0
FBF	07/2015	BRL	33,260		10,720	22	0
	07/2015		$10,680	BRL	33,260	50	(32)
	07/2015		4,095	CLP	2,533,008	0	(138)
	07/2015		515	MXN	7,893	0	(13)
	08/2015	EUR	217,005		$244,065	2,005	0
	08/2015	NOK	7,870		984	0	(19)
	08/2015		$13,284	MYR	49,750	0	(87)
	09/2015	CNY	108,963		$17,729	0	(28)
	04/2016	BRL	76,376		22,077	0	(326)
	05/2016		85,859		24,682	0	(283)
GLM	07/2015	AUD	11,303		8,623	0	(98)
	07/2015	BRL	38,234		12,158	12	(152)
	07/2015	MXN	73,852		4,836	139	0
	07/2015		$22,911	AUD	29,637	0	(45)
	07/2015		11,958	BRL	38,234	340	0
	07/2015		40,153	CAD	49,879	0	(217)
	07/2015		10,247	PHP	459,690	0	(59)
	07/2015		7,481	PLN	26,982	0	(310)
	07/2015	ZAR	15,567		$1,285	12	0
	08/2015	SEK	1,340		160	0	(2)
	08/2015		$13,699	CHF	12,783	0	(5)
	08/2015		3,254	EUR	2,902	0	(18)
	08/2015		19,207	GBP	12,341	179	0
	08/2015		65,051	INR	4,223,125	849	0
	08/2015		1,045	NOK	7,885	0	(40)
	07/2016	BRL	38,234		$10,670	0	(241)
HUS	07/2015	PLN	24,645		6,586	37	0
	07/2015		$1,474	CLP	900,638	0	(67)
	07/2015		15,637	COP	39,925,262	0	(352)
	07/2015		33,785	PLN	125,226	81	(585)
	07/2015		154	SGD	208	0	0
	08/2015		14,068	DKK	90,905	0	(468)
	01/2016		6,783		43,665	0	(223)
	04/2016	DKK	44,156		$6,536	0	(116)
JPM	07/2015	BRL	45,260		14,400	0	(157)
	07/2015	EUR	19,558		22,120	323	(7)
	07/2015	HUF	56,859		203	2	0
	07/2015	INR	163,772		2,539	0	(29)
	07/2015	NZD	5,987		4,153	96	0
	07/2015	PLN	165,177		43,985	87	0
	07/2015		$14,588	BRL	45,260	0	(31)
	07/2015		31,246	EUR	27,736	7	(331)
	07/2015		3,032	GBP	1,964	53	0
	07/2015		1,002	IDR	13,453,557	1	0
	07/2015		1,083	JPY	133,800	10	0
	07/2015		4,613	PLN	16,612	0	(198)
	07/2015		6,187	RON	25,527	171	0
	07/2015		21,514	TWD	660,906	0	(114)
	08/2015		10,423	BRL	32,977	62	0
	09/2015		4,709	CNY	28,920	4	0
	10/2015	DKK	7,150		$1,087	16	(1)
	01/2016	BRL	40,949		13,900	1,540	0
	01/2016	DKK	18,488		2,827	49	0
	04/2016		40,745		6,046	0	(93)
MSB	07/2015	RUB	17,401		308	0	(7)
	07/2015		$2,869	KRW	3,145,041	0	(62)
	07/2015		12,203	PLN	46,231	83	0
	07/2015		319	RUB	17,401	0	(4)
	07/2015		1,518	TWD	46,129	0	(24)
	08/2015	RUB	17,401		$315	4	0
	08/2015		$1,148	THB	38,618	0	(7)
	01/2016	DKK	30,275		$4,633	85	0
NGF	07/2015		$31,243	MXN	482,989	0	(525)
SCX	07/2015	EUR	186,773		$209,289	1,065	0
	08/2015	SEK	1,535		184	0	(2)
	08/2015		$209,379	EUR	186,773	0	(1,065)
	08/2015		315	IDR	4,258,590	0	0
	09/2015		11,747	HKD	91,087	2	0
SOG	07/2015	CZK	11,182		$457	0	0
	08/2015	DKK	497		74	0	(1)
TDM	07/2015	CAD	49,879		40,199	264	0
	08/2015		$40,180	CAD	49,879	0	(262)
UAG	07/2015	BRL	34,816		$11,069	0	(130)
	07/2015	EUR	33,632		36,966	63	(592)
	07/2015	IDR	14,785,391		1,102	0	(1)
	07/2015	INR	263,563		4,126	0	(7)
	07/2015	JPY	347,000		2,796	0	(39)
	07/2015	SGD	12,951		9,686	74	0
	07/2015		$1,285	AUD	1,650	0	(12)
	07/2015		11,222	BRL	34,816	0	(23)
	07/2015		8,625	DKK	56,700	0	(152)
	07/2015		220,035	EUR	201,511	4,679	(59)
	07/2015		106,120	GBP	67,590	81	0
	07/2015		328	MXN	5,074	0	(5)
	08/2015	DKK	97,180		$14,368	0	(171)
	08/2015	EUR	1,328		1,489	8	0
	08/2015	GBP	67,590		106,097	0	(80)
	08/2015	SEK	14,775		1,799	15	0
	08/2015		$10,943	BRL	34,816	126	0
	08/2015		825	EUR	743	4	0
	08/2015		15,524	THB	525,641	11	0
	10/2015	DKK	6,129		$935	16	0
	07/2016		56,700		8,705	133	0

Total Forward Foreign Currency Contracts						$20,056	$(21,590)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	759	$43	$16
	Put - OTC EUR versus USD		1.050	07/21/2015		862	82	46
	Call - OTC USD versus BRL	BRL	3.280	07/29/2015		$10,800	78	57
	Call - OTC USD versus JPY	JPY	127.000	07/20/2015		13,300	75	5
BPS	Call - OTC USD versus JPY		127.000	07/20/2015		16,100	98	6
BRC	Put - OTC EUR versus JPY		130.000	07/21/2015	EUR	800	66	78
CBK	Put - OTC EUR versus USD		$1.050	07/21/2015		740	65	39
DUB	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		$10,900	79	82
	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		3,500	37	37
FBF	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		12,200	78	92
	Call - OTC USD versus BRL		3.280	07/29/2015		10,700	79	57
GLM	Put - OTC EUR/USD versus JPY		$1.110/JPY 121.500	07/21/2015		800	62	125
	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		5,200	55	56
HUS	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	634	33	13
MSB	Put - OTC EUR versus JPY	JPY	130.000	07/21/2015		1,200	108	117
	Call - OTC USD versus JPY		127.000	07/20/2015		$5,600	30	2

							$1,068	$828

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR	52,600	$790	$740

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BRC	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000%	07/02/2015	$5,600	$0	$0
DUB	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000	07/02/2015	5,500	0	0

					$0	$0

Total Purchased Options					$1,858	$1,568

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	3.090	07/29/2015	$10,800	$(81)	$(115)
BPS	Put - OTC USD versus JPY	JPY	117.000	07/02/2015	10,200	(59)	0
DUB	Put - OTC USD versus BRL	BRL	3.050	07/27/2015	10,900	(69)	(67)
	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	5,200	(32)	(26)
FBF	Put - OTC USD versus BRL	BRL	3.030	07/27/2015	12,200	(72)	(57)
	Put - OTC USD versus BRL		3.090	07/29/2015	10,700	(79)	(114)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	7,800	(48)	(39)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	5,900	(66)	(6)
	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	5,000	(39)	(4)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	5,000	(57)	(5)
MSB	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	13,900	(102)	(11)
SOG	Put - OTC USD versus JPY		117.000	07/02/2015	5,900	(37)	0

						$(741)	$(444)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(6)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(7)

						$(179)	$(13)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400%	04/29/2016	EUR	25,300	$(93)	$(14)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		25,300	(220)	(984)
DUB	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195	09/21/2015		299,900	(155)	(426)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	07/10/2015	GBP	28,000	(111)	(97)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/13/2015		6,600	(30)	(54)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/15/2015		6,600	(55)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/15/2015		6,600	(21)	(61)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750	09/11/2015	EUR	5,200	(140)	(5)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300	09/11/2015		5,200	(151)	(657)
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493	09/01/2016		21,100	(791)	(1,239)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/27/2015	GBP	6,500	(38)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/27/2015		6,500	(33)	(85)

								$(1,838)	$(3,622)

Total Written Options								$(2,758)	$(4,079)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	UBS AG	(1.000)%	03/20/2017	1.162%		$500	$0	$1	$1	$0
BRC	Novo Banco S.A.	(5.000)	12/20/2019	3.136	EUR	500	(8)	(35)	0	(43)
	UBS AG	(1.000)	03/20/2017	1.162		$5,200	4	9	13	0
CBK	UBS AG	(1.000)	03/20/2017	1.162		4,000	2	8	10	0
JPM	SABMiller PLC	(1.000)	03/20/2020	0.556	EUR	4,100	(124)	28	0	(96)

							$(126)	$11	$24	$(139)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2019	2.391%		$10,300	$(285)	$(309)	$0	$(594)
	Export-Import Bank of China	1.000	09/20/2016	0.355		650	(18)	23	5	0
	France Government International Bond	0.250	03/20/2020	0.303		4,400	(34)	24	0	(10)
	South Africa Government International Bond	1.000	03/20/2019	1.680		10,550	(481)	227	0	(254)
	South Africa Government International Bond	1.000	09/20/2019	1.794		13,200	(365)	(52)	0	(417)
BPS	Indonesia Government International Bond	1.000	12/20/2019	1.481		21,300	(411)	(18)	0	(429)
	Petrobras International Finance Co.	1.000	09/20/2019	4.019		13,600	(700)	(852)	0	(1,552)
	U.S. Treasury Notes	0.250	06/20/2016	0.109	EUR	2,400	(24)	28	4	0
BRC	Banque Centrale de Tunisie S.A.	1.000	03/20/2016	1.601		$9,600	(373)	334	0	(39)
	France Government International Bond	0.250	03/20/2020	0.303		3,900	(27)	18	0	(9)
	Indonesia Government International Bond	1.000	09/20/2019	1.381		8,700	(110)	(22)	0	(132)
	Russia Government International Bond	1.000	09/20/2015	2.462		3,400	(124)	114	0	(10)
	South Africa Government International Bond	1.000	12/20/2019	1.876		36,000	(1,470)	147	0	(1,323)
	Tesco PLC	1.000	12/20/2019	1.472	EUR	1,400	(25)	(7)	0	(32)
CBK	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		$1,000	(1)	8	7	0
	France Government International Bond	0.250	03/20/2020	0.303		4,100	(37)	27	0	(10)
	France Government International Bond	0.250	06/20/2020	0.321		800	(5)	2	0	(3)
	Teck Resources Ltd.	1.000	03/20/2016	0.640		3,400	(10)	20	10	0
	Tesco PLC	1.000	12/20/2019	1.472	EUR	2,600	(30)	(29)	0	(59)
DBL	Brazil Government International Bond	1.000	12/20/2019	2.391		$300	(8)	(9)	0	(17)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.481		5,000	(100)	(1)	0	(101)
	Republic of Korea	1.000	09/20/2015	0.093		300	(2)	3	1	0
FBF	Export-Import Bank of China	1.000	12/20/2016	0.399		1,800	(175)	192	17	0
GST	Brazil Government International Bond	1.000	12/20/2019	2.391		12,600	(352)	(374)	0	(726)
	France Government International Bond	0.250	03/20/2020	0.303		19,100	(172)	127	0	(45)
	France Government International Bond	0.250	06/20/2020	0.321		1,600	(9)	4	0	(5)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	3,050	(131)	(1,262)	0	(1,393)
	Greece Government International Bond	1.000	09/20/2015	41.000		$500	(16)	(189)	0	(205)
	Greece Government International Bond	1.000	12/20/2015	50.000		5,200	(238)	(2,361)	0	(2,599)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		9,600	(187)	(6)	0	(193)
	Tesco PLC	1.000	12/20/2019	1.472	EUR	1,300	(4)	(25)	0	(29)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.310		$13,600	(161)	(540)	0	(701)
	Brazil Government International Bond	1.000	12/20/2019	2.391		7,200	(199)	(216)	0	(415)
	France Government International Bond	0.250	03/20/2020	0.303		2,000	(13)	8	0	(5)
	Qatar Government International Bond	1.000	03/20/2016	0.114		3,000	(3)	23	20	0
	Qatar Government International Bond	1.000	06/20/2016	0.148		500	(4)	8	4	0
	South Africa Government International Bond	1.000	12/20/2019	1.876		5,000	(201)	17	0	(184)
JPM	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		500	0	3	3	0
	France Government International Bond	0.250	03/20/2020	0.303		5,300	(41)	28	0	(13)
	France Government International Bond	0.250	06/20/2020	0.321		1,600	(9)	4	0	(5)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		14,300	(272)	(16)	0	(288)
	Qatar Government International Bond	1.000	03/20/2016	0.114		900	(1)	7	6	0
	Russia Government International Bond	1.000	12/20/2015	2.462		800	(26)	21	0	(5)
MYC	Brazil Government International Bond	1.000	03/20/2019	2.218		25,000	(906)	(164)	0	(1,070)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		3,800	(10)	35	25	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.150		1,000	(8)	17	9	0
	Export-Import Bank of China	1.000	09/20/2016	0.355		650	(18)	23	5	0
	France Government International Bond	0.250	03/20/2020	0.303		4,000	(28)	18	0	(10)
	Qatar Government International Bond	1.000	03/20/2016	0.114		1,000	(2)	9	7	0
	Qatar Government International Bond	1.000	06/20/2016	0.148		500	(4)	8	4	0
	Texas State General Obligation Bonds, Series 2003	0.950	03/20/2021	0.411		7,200	0	211	211	0

							$(7,830)	$(4,714)	$338	$(12,882)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 23 5-Year Index	(1.000)%	06/20/2020	EUR	2,700	$87	$25	$112	$0
BRC	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		12,900	152	261	413	0
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		21,000	855	(182)	673	0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		5,400	184	(11)	173	0
	iTraxx Europe Subordinated 23 5-Year Index	(1.000)	06/20/2020		10,700	361	84	445	0
JPM	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		6,550	88	122	210	0

						$1,727	$299	$2,026	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	15,700	$16,810	$45	$(9)	$36	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	5,400	5,994	1	92	93	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		7,190	7,844	6	229	235	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		69,597	76,000	1,028	1,417	2,445	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		600	672	2	2	4	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		32,770	35,719	524	580	1,104	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		77,900	86,711	1,025	68	1,093	0
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	14,900	15,767	(12)	232	220	0
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	10,300	11,536	36	2	38	0

							$2,655	$2,613	$5,268	$0

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	1,600	$15	$11	$26	$0
BPS	Pay	1-Year BRL-CDI	14.185	07/01/2016	BRL	233,000	7	(24)	0	(17)
	Pay	1-Year BRL-CDI	12.360	01/02/2018		17,600	6	(80)	0	(74)
	Receive	1-Year BRL-CDI	13.258	01/02/2018		185,400	(78)	(25)	0	(103)
	Pay	1-Year BRL-CDI	12.350	01/02/2025		38,700	35	(6)	29	0
BRC	Pay	3-Month ZAR-JIBAR	7.500	09/17/2019	ZAR	240,000	(47)	(10)	0	(57)
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045	GBP	400	0	(5)	0	(5)
DUB	Pay	1-Month GBP-UKRPI	3.503	05/15/2045		700	0	(5)	0	(5)
	Pay	1-Year BRL-CDI	14.185	07/01/2016	BRL	186,200	0	(14)	0	(14)
	Receive	1-Year BRL-CDI	13.258	01/02/2018		139,500	0	(78)	0	(78)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		37,200	(18)	(75)	0	(93)
	Pay	1-Year BRL-CDI	12.350	01/02/2025		29,600	0	23	23	0
GLM	Receive	1-Day EUR-EONIA Compounded-OIS	0.214	09/17/2015	EUR	275,600	160	(130)	30	0
	Pay	1-Month GBP-UKRPI	3.310	05/15/2030	GBP	1,400	0	(20)	0	(20)
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		1,800	0	(26)	0	(26)
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		900	0	(13)	0	(13)
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		1,100	4	18	22	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	41,400	(6)	(91)	0	(97)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	1,700	13	12	25	0

							$91	$(538)	$155	$(602)

Total Swap Agreements							$(3,483)	$(2,329)	$7,811	$(13,623)

(k)	Securities with an aggregate market value of $19,122 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bahrain
Sovereign Issues	$0	$4,351	$0	$4,351
Belgium
Corporate Bonds & Notes	0	2,850	0	2,850
Bermuda
Corporate Bonds & Notes	0	4,571	0	4,571
Brazil
Corporate Bonds & Notes	0	15,687	0	15,687
Sovereign Issues	0	120,072	0	120,072
Canada
Sovereign Issues	0	11,721	0	11,721
Cayman Islands
Asset-Backed Securities	0	4,081	0	4,081
Corporate Bonds & Notes	0	10,390	0	10,390
China
Sovereign Issues	0	1,087	0	1,087
Colombia
Corporate Bonds & Notes	0	6,124	0	6,124
Denmark
Corporate Bonds & Notes	0	80,725	0	80,725
France
Corporate Bonds & Notes	0	40,365	0	40,365
Sovereign Issues	0	27,203	0	27,203
Germany
Sovereign Issues	0	103,529	0	103,529
Greece
Corporate Bonds & Notes	0	3,340	0	3,340
Hong Kong
Corporate Bonds & Notes	0	15,836	0	15,836
India
Corporate Bonds & Notes	0	13,965	0	13,965
Indonesia
Sovereign Issues	0	26,876	0	26,876
Ireland
Asset-Backed Securities	0	2,390	0	2,390
Corporate Bonds & Notes	0	21,362	0	21,362
Mortgage-Backed Securities	0	7,615	0	7,615
Italy
Corporate Bonds & Notes	0	21,978	0	21,978
Mortgage-Backed Securities	0	14,181	0	14,181
Sovereign Issues	0	90,312	0	90,312
Japan
Corporate Bonds & Notes	0	2,195	0	2,195
Sovereign Issues	0	62,211	0	62,211
Luxembourg
Asset-Backed Securities	0	1,273	0	1,273
Corporate Bonds & Notes	0	4,330	0	4,330
Mexico
Corporate Bonds & Notes	0	21	0	21
Sovereign Issues	0	6,678	0	6,678
Netherlands
Asset-Backed Securities	0	9,689	0	9,689
Corporate Bonds & Notes	0	32,333	0	32,333
Mortgage-Backed Securities	0	1,061	0	1,061
Norway
Corporate Bonds & Notes	0	6,334	0	6,334
Sovereign Issues	0	2,560	0	2,560
Poland
Sovereign Issues	0	6,324	0	6,324
Portugal
Corporate Bonds & Notes	0	7,172	0	7,172
Qatar
Sovereign Issues	0	15,666	0	15,666
Slovakia
Sovereign Issues	0	1,120	0	1,120
Slovenia
Sovereign Issues	0	72,259	0	72,259
South Africa
Sovereign Issues	0	3,799	0	3,799
South Korea
Sovereign Issues	0	7,345	0	7,345
Spain
Asset-Backed Securities	0	7,092	0	7,092
Corporate Bonds & Notes	0	10,984	0	10,984
Sovereign Issues	0	38,222	0	38,222
Sweden
Corporate Bonds & Notes	0	4,371	0	4,371
Sovereign Issues	0	1,834	0	1,834
Switzerland
Corporate Bonds & Notes	0	18,483	0	18,483
United Kingdom
Bank Loan Obligations	0	6,810	0	6,810
Corporate Bonds & Notes	0	91,220	0	91,220
Mortgage-Backed Securities	0	80,932	0	80,932
Sovereign Issues	0	71,918	0	71,918
United States
Asset-Backed Securities	0	90,422	0	90,422
Bank Loan Obligations	0	3,329	0	3,329
Corporate Bonds & Notes	0	55,206	1,053	56,259
Mortgage-Backed Securities	0	83,635	14,688	98,323
Municipal Bonds & Notes	0	33,429	0	33,429
U.S. Government Agencies	0	64,257	0	64,257
U.S. Treasury Obligations	0	138,105	0	138,105
Virgin Islands (British)
Corporate Bonds & Notes	0	2,602	0	2,602
Short-Term Instruments
Commercial Paper	0	3,196	0	3,196
Repurchase Agreements	0	8,306	0	8,306
China Treasury Bills	0	16	0	16
Japan Treasury Bills	0	78,523	0	78,523
U.S. Treasury Bills	0	4,262	0	4,262
	$0	$1,790,135	$15,741	$1,805,876

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,458	$0	$0	$5,458

Total Investments	$5,458	$1,790,135	$15,741	$1,811,334

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(113,325)	$0	$(113,325)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,437	2,565	0	5,002
Over the counter	0	29,435	0	29,435
	$2,437	$32,000	$0	$34,437

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(741)	(4,445)	0	(5,186)
Over the counter	0	(39,292)	0	(39,292)

	$(741)	$(43,737)	$0	$(44,478)

Totals	$7,154	$1,665,073	$15,741	$1,687,968

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.0%
AUSTRALIA 1.1%
MORTGAGE-BACKED SECURITIES 0.7%
Puma Global Trust
0.421% due 02/21/2038		$374	$373
Puma Series
2.845% due 10/18/2045	AUD	1,840	1,416
2.940% due 05/13/2045		1,774	1,370
Swan Trust
3.340% due 04/25/2041		1,142	889
Torrens Trust
2.460% due 10/19/2038		272	210

			4,258

SOVEREIGN ISSUES 0.4%
Queensland Treasury Corp.
4.250% due 07/21/2023		3,000	2,458

Total Australia (Cost $7,901)			6,716

BRAZIL 4.4%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
3.163% due 03/17/2020		$2,400	2,292
3.250% due 03/17/2017		2,700	2,663

			4,955

SOVEREIGN ISSUES 3.6%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,900	1,924
5.750% due 09/26/2023		1,200	1,231
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (c)	BRL	20,500	6,371
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		12,200	3,540
10.000% due 01/01/2025		28,900	8,046

			21,112

Total Brazil (Cost $28,297)			26,067

CANADA 1.5%
SOVEREIGN ISSUES 1.5%
Province of British Columbia
4.300% due 06/18/2042	CAD	700	681
Province of Ontario
3.450% due 06/02/2045		1,500	1,262
3.500% due 06/02/2024		2,000	1,750
6.200% due 06/02/2031		300	340
Province of Quebec
2.750% due 08/25/2021		$3,400	3,480
3.000% due 09/01/2023	CAD	1,500	1,272

Total Canada (Cost $9,338)			8,785

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
CIFC Funding Ltd.
0.543% due 03/01/2021		$306	304

Total Cayman Islands (Cost $294)			304

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	90	15
5.840% due 01/03/2019		560	98

China Government International Bond
3.380% due 05/23/2023		600	96
4.080% due 08/22/2023		600	100

Total China (Cost $293)			309

DENMARK 4.6%
CORPORATE BONDS & NOTES 4.6%
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	4,100	617
2.000% due 04/01/2016		147,800	22,473
4.000% due 06/03/2036	EUR	1,650	1,807
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	16,700	2,525

Total Denmark (Cost $27,021)			27,422

FRANCE 7.5%
SOVEREIGN ISSUES 7.5%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,600	4,859
France Government Bond
1.000% due 05/25/2018	EUR	17,600	20,219
3.250% due 05/25/2045		3,000	4,120
4.500% due 04/25/2041		9,100	15,058

Total France (Cost $47,115)			44,256

GERMANY 1.2%
CORPORATE BONDS & NOTES 0.5%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	1,750
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	1,500	1,106

			2,856

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.100% due 04/15/2023 (d)	EUR	1,245	1,480
4.250% due 07/04/2039		1,600	2,764

			4,244

Total Germany (Cost $8,448)			7,100

GREECE 0.3%
CORPORATE BONDS & NOTES 0.3%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,600	954
5.014% due 12/27/2017		1,000	597

Total Greece (Cost $2,435)			1,551

IRELAND 0.9%
ASSET-BACKED SECURITIES 0.1%
Avoca CLO PLC
0.348% due 09/15/2021	EUR	202	226
Magi Funding PLC
0.331% due 04/11/2021		58	64
Mercator CLO PLC
0.226% due 02/18/2024		465	514

			804

CORPORATE BONDS & NOTES 0.8%
Depfa ACS Bank
3.875% due 11/14/2016		3,350	3,922

4.875% due 05/21/2019		700	915

			4,837

Total Ireland (Cost $6,314)			5,641

ITALY 10.5%
CORPORATE BONDS & NOTES 1.5%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,800	3,433
Banco Popolare SC
3.500% due 03/14/2019		1,700	1,948
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$3,000	3,007
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	400	433

			8,821

MORTGAGE-BACKED SECURITIES 0.9%
Berica ABS SRL
0.321% due 12/31/2055		148	164
Berica Residential MBS SRL
0.288% due 03/31/2048		1,853	2,033
Casa D’este Finance SRL
0.336% due 09/15/2021		828	911
Claris ABS
0.412% due 10/31/2060		1,791	1,967

			5,075

SOVEREIGN ISSUES 8.1%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017		2,004	2,317
2.150% due 12/15/2021		2,700	3,098
3.250% due 09/01/2046		800	894
3.750% due 09/01/2024		1,900	2,374
4.000% due 02/01/2037		3,000	3,755
4.500% due 05/01/2023		1,400	1,845
4.750% due 09/01/2044		4,300	6,042
5.000% due 09/01/2040		900	1,289
5.500% due 09/01/2022		3,800	5,257
5.500% due 11/01/2022		13,100	18,087
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,500	2,820

			47,778

Total Italy (Cost $68,830)			61,674

JAPAN 13.8%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$800	798

SOVEREIGN ISSUES 13.7%
Japan Government International Bond
1.400% due 09/20/2034	JPY	7,310,000	62,319
1.500% due 12/20/2044		490,000	4,066
1.600% due 03/20/2033		60,000	537
1.700% due 09/20/2032		1,270,000	11,557
1.700% due 09/20/2044		340,000	2,953

			81,432

Total Japan (Cost $85,348)			82,230

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.268% due 06/04/2024	EUR	488	538

Total Luxembourg (Cost $624)			538

MEXICO 0.3%
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	32,000	2,047
10.000% due 12/05/2024		10	1

Total Mexico (Cost $2,376)			2,048

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.1%
Panther CDO BV
0.364% due 10/15/2084	EUR	486	518

CORPORATE BONDS & NOTES 0.8%
ING Bank NV
2.625% due 12/05/2022		$3,000	3,016
ING Groep NV
6.500% due 04/16/2025 (e)		1,000	969
Rabobank Group
8.375% due 07/26/2016 (e)		600	628

			4,613

Total Netherlands (Cost $5,227)			5,131

NORWAY 1.4%
CORPORATE BONDS & NOTES 1.4%
Eksportfinans ASA
2.000% due 09/15/2015		$4,800	4,806
2.375% due 05/25/2016		3,300	3,308

Total Norway (Cost $7,958)			8,114

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	27

Total Poland (Cost $30)			27

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	600	668
5.000% due 04/04/2019		600	682
5.000% due 04/23/2019		276	314
5.000% due 05/21/2019		600	684

Total Portugal (Cost $2,380)			2,348

SLOVENIA 3.0%
SOVEREIGN ISSUES 3.0%
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	200	229
4.125% due 02/18/2019		$1,300	1,356
4.125% due 01/26/2020	EUR	1,300	1,639
4.375% due 01/18/2021		3,300	4,244
4.700% due 11/01/2016		4,600	5,431
5.250% due 02/18/2024		$3,400	3,723
5.850% due 05/10/2023		1,000	1,136

Total Slovenia (Cost $19,090)			17,758

SPAIN 5.4%
CORPORATE BONDS & NOTES 0.0%
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	100	113

SOVEREIGN ISSUES 5.4%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,500	1,742
4.900% due 09/15/2021		50	61
4.950% due 02/11/2020		200	246
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	380	309
5.000% due 04/10/2017		$200	212
Spain Government International Bond
3.800% due 04/30/2024	EUR	11,800	14,850
4.800% due 01/31/2024		4,700	6,338
5.150% due 10/31/2044		3,100	4,624

5.400% due 01/31/2023		1,900	2,634
Xunta de Galicia
6.131% due 04/03/2018		550	705

			31,721

Total Spain (Cost $36,417)			31,834

SUPRANATIONAL 1.2%
CORPORATE BONDS & NOTES 1.2%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,629
EUROFIMA
6.250% due 12/28/2018		4,200	3,612

Total Supranational (Cost $8,861)			7,241

SWEDEN 0.8%
CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	5,000	651
Stadshypotek AB
3.000% due 03/21/2018		6,000	781
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		4,000	532
Swedbank AB
2.200% due 03/04/2020		$1,200	1,192
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	4,300	564

			3,720

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		9,900	1,381

Total Sweden (Cost $5,883)			5,101

SWITZERLAND 0.7%
CORPORATE BONDS & NOTES 0.7%
UBS AG
5.125% due 05/15/2024		$2,000	1,982
7.250% due 02/22/2022		1,900	2,004

Total Switzerland (Cost $4,109)			3,986

UNITED KINGDOM 7.0%
BANK LOAN OBLIGATIONS 0.5%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		$3,299	3,271

CORPORATE BONDS & NOTES 1.3%
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	1,000	1,113
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,500	2,156
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,200	1,326
Tesco PLC
6.125% due 02/24/2022	GBP	1,550	2,640
Tesco Property Finance PLC
5.411% due 07/13/2044		299	434

			7,669

MORTGAGE-BACKED SECURITIES 0.3%
Granite Mortgages PLC
0.892% due 06/20/2044		1,072	1,679

SOVEREIGN ISSUES 4.9%
United Kingdom Gilt
3.250% due 01/22/2044		10,200	17,698
3.500% due 01/22/2045		700	1,272
4.250% due 06/07/2032 (g)		200	389
4.250% due 12/07/2040 (g)		3,200	6,470
4.500% due 09/07/2034 (g)		800	1,620

4.750% due 12/07/2038		600	1,287

			28,736

Total United Kingdom (Cost $38,444)			41,355

UNITED STATES 34.8%
ASSET-BACKED SECURITIES 1.2%
AFC Home Equity Loan Trust
0.897% due 12/22/2027		$2	2
Amortizing Residential Collateral Trust
0.887% due 10/25/2031		23	21
Amresco Residential Securities Corp. Mortgage Loan Trust
1.127% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.615% due 11/25/2035 ^		2,522	2,456
0.847% due 10/25/2032		13	13
0.987% due 10/27/2032		24	23
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		27	27
Countrywide Asset-Backed Certificates
0.527% due 12/25/2036 ^		63	44
Countrywide Asset-Backed Certificates Trust
4.693% due 10/25/2035		807	828
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032		17	15
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		439	263
Morgan Stanley ABS Capital, Inc. Trust
0.297% due 03/25/2037		2,207	1,238
Morgan Stanley Home Equity Loan Trust
0.537% due 04/25/2037		367	227
Residential Asset Mortgage Products Trust
0.745% due 06/25/2032		17	16
Residential Asset Securities Corp. Trust
0.687% due 07/25/2032 ^		45	40
0.787% due 06/25/2032 ^		24	20
Salomon Brothers Mortgage Securities, Inc.
1.537% due 01/25/2032		33	30
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	1,889	2,075

			7,388

CORPORATE BONDS & NOTES 2.3%
Bank of America Corp.
6.100% due 03/17/2025 (e)		$1,500	1,483
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,555
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		6,100	709
SABMiller Holdings, Inc.
4.950% due 01/15/2042		1,000	1,018
Springleaf Finance Corp.
6.900% due 12/15/2017		5,000	5,312
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,588

			13,665

MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035		105	93
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^		1,193	879
American Home Mortgage Investment Trust
2.069% due 10/25/2034		244	245
Banc of America Funding Trust
2.671% due 02/20/2036		968	963
2.933% due 01/20/2047 ^		111	95
Banc of America Mortgage Trust
2.743% due 05/25/2035 ^		944	891
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		88	92
BCAP LLC Trust
0.886% due 01/26/2047		310	275
2.428% due 02/26/2036		143	144
5.250% due 04/26/2037		575	537
5.250% due 08/26/2037		484	505
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		1,057	1,064
2.454% due 10/25/2033		70	71
2.459% due 05/25/2034		63	58
2.501% due 08/25/2033		12	12

2.515% due 03/25/2035	158	159
2.585% due 08/25/2033	86	87
2.648% due 05/25/2034	164	159
2.680% due 03/25/2035	1,015	1,027
2.774% due 05/25/2047 ^	428	384
2.834% due 02/25/2034	11	11
3.033% due 11/25/2034	114	115
Bear Stearns ALT-A Trust
2.635% due 09/25/2035	853	733
4.184% due 11/25/2036 ^	287	221
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036	1,311	1,060
Chase Mortgage Finance Trust
2.553% due 02/25/2037	215	218
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	61	59
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	300	300
2.633% due 08/25/2035	174	173
2.757% due 09/25/2037 ^	1,530	1,383
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.279% due 09/25/2035 ^	1,829	1,584
Countrywide Alternative Loan Trust
0.377% due 09/25/2046 ^	1,291	1,113
0.397% due 07/25/2046 ^	63	51
0.537% due 05/25/2037 ^	372	227
1.658% due 11/25/2035	279	228
2.198% due 11/25/2035	215	181
2.612% due 02/25/2037 ^	690	617
5.250% due 06/25/2035 ^	141	131
6.000% due 01/25/2037 ^	740	651
6.250% due 08/25/2037 ^	169	145
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 03/25/2035	1,711	1,360
0.517% due 02/25/2035	273	253
0.947% due 09/25/2034	16	15
2.349% due 04/20/2035	43	43
2.429% due 11/25/2034	161	153
2.458% due 11/25/2035 ^	29	25
2.598% due 11/19/2033	8	8
2.680% due 08/25/2034	41	36
Credit Suisse First Boston Mortgage Securities Corp.
1.337% due 03/25/2034 ^	102	98
2.288% due 07/25/2033	27	27
2.559% due 08/25/2033	110	111
6.500% due 04/25/2033	26	26
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	4,700	71
1.531% due 11/10/2046 (a)	10,957	204
Extended Stay America Trust
1.213% due 12/05/2031 (a)	8,000	53
First Horizon Mortgage Pass-Through Trust
2.677% due 08/25/2035	188	171
GMAC Mortgage Corp. Loan Trust
2.955% due 06/25/2034	21	21
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	6	5
GreenPoint Mortgage Funding Trust
0.367% due 01/25/2037	312	240
0.387% due 10/25/2046	1,300	905
0.397% due 04/25/2036	349	280
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033	17	17
GS Mortgage Securities Corp.
2.507% due 11/10/2045 (a)	5,596	612
GSR Mortgage Loan Trust
1.860% due 03/25/2033	56	55
2.682% due 09/25/2035	114	115
HarborView Mortgage Loan Trust
0.368% due 07/19/2046	1,521	925
0.378% due 09/19/2037	567	449
1.008% due 12/19/2036 ^	545	456
2.527% due 05/19/2033	132	131
2.669% due 07/19/2035	52	47
IndyMac Mortgage Loan Trust
0.377% due 09/25/2046	1,220	1,049
0.387% due 11/25/2046	1,412	1,001
2.532% due 12/25/2034	60	55
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	3	2
JPMorgan Chase Commercial Mortgage Securities Trust
1.424% due 12/15/2047 (a)	19,289	1,264
JPMorgan Mortgage Trust
1.990% due 11/25/2033	78	77
4.931% due 11/25/2035	77	74
Luminent Mortgage Trust
0.357% due 12/25/2036	2,056	1,660

MASTR Alternative Loan Trust
0.587% due 03/25/2036	193	47
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	207	198
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036	72	67
0.437% due 08/25/2036	63	61
1.673% due 10/25/2035	488	475
2.182% due 02/25/2033	83	80
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049	2,700	2,901
Morgan Stanley Bank of America Merrill Lynch Trust
1.568% due 05/15/2046 (a)	14,608	961
Residential Accredit Loans, Inc. Trust
0.337% due 02/25/2047	582	340
0.417% due 05/25/2037 ^	201	55
Residential Asset Securitization Trust
0.637% due 12/25/2036 ^	234	70
6.250% due 10/25/2036 ^	800	671
6.500% due 08/25/2036 ^	597	402
Residential Funding Mortgage Securities, Inc. Trust
2.995% due 09/25/2035 ^	117	94
6.500% due 03/25/2032	11	12
Salomon Brothers Mortgage Securities, Inc.
0.687% due 05/25/2032	9	9
Sequoia Mortgage Trust
0.537% due 07/20/2033	334	316
0.888% due 10/19/2026	122	119
2.668% due 04/20/2035	1,260	1,309
Structured Adjustable Rate Mortgage Loan Trust
2.462% due 12/25/2035	1,823	1,444
2.480% due 04/25/2034	203	203
2.637% due 02/25/2034	94	94
2.702% due 09/25/2034	212	212
Structured Asset Mortgage Investments Trust
0.377% due 07/25/2046	331	264
0.397% due 05/25/2046	522	413
0.438% due 07/19/2035	1,193	1,037
0.768% due 07/19/2034	101	100
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^	526	472
1.437% due 06/25/2047 ^	270	241
2.019% due 06/25/2037	1,771	1,697
5.750% due 06/25/2037	1,337	1,330
UBS-Barclays Commercial Mortgage Trust
1.984% due 12/10/2045 (a)	13,731	1,311
UBS-Citigroup Commercial Mortgage Trust
2.448% due 01/10/2045 (a)	5,704	509
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 07/25/2045	520	490
0.497% due 01/25/2045	288	272
2.154% due 03/25/2033	305	306
2.187% due 09/25/2046	1,998	1,835
2.187% due 10/25/2046	67	62
2.187% due 11/25/2046	549	498
2.424% due 08/25/2034	413	413
2.439% due 03/25/2034	239	240
2.440% due 03/25/2035	296	296
2.458% due 04/25/2035	1,665	1,640
2.559% due 06/25/2033	55	56
5.880% due 08/25/2046 ^	1,212	1,097
Washington Mutual Mortgage Pass-Through Certificates Trust
0.637% due 04/25/2035	1,869	1,427
0.928% due 04/25/2047 ^	265	37
1.098% due 07/25/2046 ^	321	200
Wells Fargo Mortgage-Backed Securities Trust
2.618% due 06/25/2035	418	415
2.648% due 06/25/2035	758	778
Wells Fargo-RBS Commercial Mortgage Trust
1.622% due 03/15/2045 (a)	15,266	1,019

		57,630

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	400	579

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
1.976% due 01/16/2018	9,000	216

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
0.387% due 10/27/2037	$5,048	4,990
0.617% due 11/25/2040	1,475	1,485
0.637% due 11/25/2040	2,200	2,214
0.687% due 10/25/2040 - 12/25/2040	2,588	2,609
2.004% due 12/01/2034	183	194
2.407% due 05/01/2035	73	78
2.416% due 03/01/2024	5	5
2.447% due 11/01/2023	3	3
2.491% due 11/01/2034	1,280	1,373
3.000% due 08/01/2045	1,000	991
3.490% due 12/01/2020	921	980
3.730% due 01/01/2018	1,000	1,035
4.000% due 07/01/2045	1,000	1,058
4.500% due 08/13/2045	10,000	10,789
5.090% due 09/01/2041	477	526
6.500% due 11/01/2036	361	395
Freddie Mac
0.786% due 12/15/2037 - 07/15/2040	1,116	1,128
1.014% due 09/25/2022 (a)	5,199	266
1.169% due 11/25/2022 (a)	6,119	378
1.346% due 10/25/2044	1,771	1,798
1.460% due 08/25/2019 (a)	8,339	393
1.557% due 11/25/2019 (a)	7,585	402
2.393% due 04/01/2037	45	48
2.399% due 02/01/2029	79	84
2.487% due 05/01/2023	15	15
6.000% due 12/15/2024	60	69
7.400% due 02/01/2021	16	16
Ginnie Mae
0.785% due 02/16/2030	78	78
1.625% due 05/20/2022 - 05/20/2030	135	141
1.750% due 02/20/2024 - 01/20/2030	80	82
2.000% due 04/20/2030 - 05/20/2030	26	28
6.000% due 08/20/2034	5,667	6,496
NCUA Guaranteed Notes
0.555% due 11/06/2017	8,399	8,415
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,056

		53,618

U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (k)	400	371
2.750% due 11/15/2042 (k)	900	834
3.125% due 11/15/2041 (k)	5,100	5,111
4.250% due 05/15/2039 (k)	100	120
4.375% due 05/15/2040	1,900	2,330
5.250% due 02/15/2029 (k)	1,100	1,433
5.500% due 08/15/2028	8,400	11,152
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	1,672	1,657
0.125% due 07/15/2022 (i)	10,082	10,001
0.125% due 01/15/2023 (i)	19,577	19,222
0.125% due 07/15/2024 (i)	2,391	2,330
0.250% due 01/15/2025	16,182	15,852
1.375% due 01/15/2020 (i)	766	818
1.375% due 02/15/2044	203	215
2.375% due 01/15/2027	1,056	1,260
U.S. Treasury Notes
1.750% due 05/15/2023	100	97
2.000% due 10/31/2021 (k)	400	400

		73,203

Total United States (Cost $205,373)		206,299

SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.8%
Intesa Sanpaolo SpA
1.656% due 04/11/2016	$5,000	5,013

REPURCHASE AGREEMENTS (f) 0.1%		308

U.S. TREASURY BILLS 0.1%
0.022% due 07/02/2015 - 09/24/2015 (b)(g)(k)	441	441

Total Short-Term Instruments (Cost $5,749)		5,762

Total Investments in Securities (Cost $634,155)		609,597

	SHARES
INVESTMENTS IN AFFILIATES 1.4%
SHORT-TERM INSTRUMENTS 1.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.4%
PIMCO Short-Term Floating NAV Portfolio III	840,535	8,336

Total Short-Term Instruments (Cost $8,336)		8,336

Total Investments in Affiliates (Cost $8,336)		8,336

Total Investments 104.4% (Cost $642,491)		$617,933
Financial Derivative Instruments (h)(j) 0.6% (Cost or Premiums, net $(640))		3,516
Other Assets and Liabilities, net (5.0%)		(29,281)

Net Assets 100.0%		$592,168

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$308	Fannie Mae 2.260% due 10/17/2022	$(319)	$308	$308

Total Repurchase Agreements						$(319)	$308	$308

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
MBC	0.650%	05/14/2015	07/23/2015	GBP	(5,287)	$(8,314)

Total Reverse Repurchase Agreements						$(8,314)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
MYI	(0.131)%	04/16/2015	07/16/2015	EUR	(20,894)	$(23,073)
BPS	0.000	05/07/2015	08/06/2015		(6,029)	(6,673)

Total Sale-Buyback Transactions						$(29,746)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $52,958 at a weighted average interest rate of 0.134%.
(3)	Payable for sale-buyback transactions includes $36 of deferred price drop.

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	07/01/2045	$10,000	$(10,375)	$(10,286)
Fannie Mae	3.500	08/01/2045	2,500	(2,560)	(2,565)
Fannie Mae	4.000	07/01/2045	19,000	(20,217)	(20,106)
Fannie Mae	4.000	08/01/2045	15,000	(15,832)	(15,838)
Fannie Mae	4.500	07/01/2045	3,000	(3,241)	(3,241)
Fannie Mae	4.500	08/13/2045	45,400	(49,013)	(48,982)

Total Short Sales				$(101,238)	$(101,018)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $37,776 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$105.500	08/21/2015	650	$6	$11

Total Purchased Options				$6	$11

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Short	03/2016	16	$(22)	$0	$0
90-Day Eurodollar June Futures	Short	06/2016	4	(2)	0	0
Australia Government 10-Year Bond September Futures	Long	09/2015	53	25	42	(22)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	56	(5)	28	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	56	2	0	(10)
Canada Government 10-Year Bond September Futures	Short	09/2015	91	(70)	0	(175)
Euro-Bobl September Futures	Long	09/2015	144	59	92	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	70	(13)	63	(174)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	164	(422)	346	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	50	(549)	197	0
Put Options Strike @ EUR 130.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	150	0	0	0
Put Options Strike @ EUR 131.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	23	0	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	56	15	19	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	37	6	14	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	502	(59)	3	(17)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,190	(1,023)	0	(37)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	2	(8)	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	103	(278)	0	(6)
United Kingdom Long Gilt September Futures	Long	09/2015	268	236	514	0

Total Futures Contracts				$(2,108)	$1,318	$(441)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000)%	12/20/2019	EUR	44,050	$(387)	$318	$268	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$8,019	$511	$(57)	$40	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.080%	01/26/2025	SEK	3,400	$(16)	$(16)	$2	$0
Pay	3-Month SEK-LIBOR	1.085	01/26/2025		4,000	(19)	(19)	3	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$194,300	(274)	(297)	13	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		137,100	576	(527)	58	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		36,400	313	(172)	23	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		100	(7)	0	0	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		4,100	(211)	16	0	(10)
Receive	6-Month EUR-EURIBOR	0.150	09/16/2017	EUR	64,000	6	57	0	(20)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		12,400	616	636	0	(143)
Receive	6-Month EUR-EURIBOR	1.250	09/16/2045		8,000	1,021	1,947	0	(203)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		10,300	705	124	0	(274)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	11,500	(99)	21	0	(28)
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		12,300	(278)	(269)	104	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		35,500	1,080	259	0	(631)
Receive	6-Month GBP-LIBOR	3.000	09/16/2045		3,100	(674)	(397)	0	(129)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		1,800	237	(16)	0	(64)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	4,850,000	(366)	(7)	0	(35)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		260,000	2	(41)	8	0
Receive	6-Month JPY-LIBOR	1.500	12/20/2044		1,160,000	(55)	302	0	(43)
Pay	28-Day MXN-TIIE	4.300	09/01/2016	MXN	200,600	58	30	9	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		79,700	(23)	16	22	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		197,000	169	91	69	0

						$2,761	$1,738	$311	$(1,580)

Total Swap Agreements						$2,885	$1,999	$619	$(1,580)

(i)	Securities with an aggregate market value of $7,827 and cash of $13,492 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	12,853		$4,648	$514	$0
	07/2015	INR	26,454		410	0	(5)
	07/2015	JPY	351,800		2,820	0	(54)
	07/2015	NZD	5,967		4,257	214	0
	07/2015		$14,488	AUD	18,803	20	0
	07/2015		4,136	BRL	12,853	5	(8)
	07/2015		109	MXN	1,684	0	(2)
	07/2015		121	RUB	6,575	0	(2)
	08/2015	AUD	18,803		$14,462	0	(19)
	08/2015	RUB	6,575		119	2	0
	08/2015	SEK	10,775		1,288	0	(13)
	08/2015		$15,741	EUR	13,992	0	(134)
	08/2015		111	SEK	950	4	0
	09/2015		500	CNY	3,070	0	0
	04/2016	DKK	106,550		$15,752	0	(300)
BPS	07/2015	BRL	34,903		11,250	24	0
	07/2015	JPY	5,832,852		47,054	0	(606)
	07/2015		$11,084	BRL	34,903	145	(2)
	07/2015		2,104	JPY	259,800	19	0
	07/2015		4,343	MXN	67,339	0	(60)
	08/2015	BRL	4,480		$1,427	3	0
	08/2015		$45,186	JPY	5,598,552	577	0
BRC	07/2015	PLN	16,044		$4,193	0	(71)
	07/2015		$3,754	PLN	13,913	0	(56)
	07/2015	ZAR	228		$19	0	0
	09/2015		$731	CNY	4,470	0	(3)
CBK	07/2015	AUD	3,961		$3,020	0	(36)
	07/2015	BRL	11,255		3,627	8	0
	07/2015	CAD	1,024		830	10	0
	07/2015	PLN	89		25	1	0
	07/2015		$3,549	BRL	11,255	71	0
	07/2015		738	JPY	91,400	9	0
	07/2015		1,417	MXN	21,908	0	(24)
	07/2015		3,047	PLN	11,230	5	(67)
	08/2015	EUR	12,131		$13,502	44	(73)
	08/2015	SEK	2,850		331	0	(14)
	08/2015		$18,466	EUR	16,328	54	(307)
	09/2015	MXN	130,026		$8,225	4	0
	09/2015		$4,779	CNY	28,904	1	(70)
	05/2016	BRL	12,392		$3,549	0	(54)
DUB	07/2015		58,721		21,123	2,273	(37)
	07/2015		$18,667	BRL	58,721	241	(22)
	07/2015		93	KRW	100,521	0	(3)
	08/2015		6,361	DKK	41,210	0	(196)
	04/2016	BRL	13,778		$4,048	6	0
FBF	07/2015		8,006		2,933	358	0
	07/2015		$2,576	BRL	8,006	5	(6)
	07/2015		11,513	JPY	1,436,200	222	0
	07/2015		120	MXN	1,844	0	(3)
	08/2015	EUR	9,268		$10,340	2	0
	09/2015	CNY	47,320		7,699	0	(12)
GLM	07/2015	AUD	14,842		11,436	17	(32)
	07/2015	BRL	11,387		3,577	0	(86)
	07/2015	PLN	56		15	0	0
	07/2015		$3,668	BRL	11,387	0	(6)
	08/2015	CHF	98		$105	0	0
	08/2015	EUR	580		650	3	0
	08/2015		$3,584	EUR	3,189	0	(26)
	10/2015	BRL	14,200		$5,361	941	0
	04/2016		15,265		4,557	79	0
HUS	07/2015		11,546		3,607	0	(107)
	07/2015	PLN	12,187		3,257	18	0
	07/2015	SGD	4,197		3,118	3	0
	07/2015		$3,721	BRL	11,546	0	(8)
	07/2015		17,341	GBP	11,287	393	0
	07/2015		38,314	JPY	4,743,252	443	0
	07/2015		11,595	PLN	42,549	9	(296)
	08/2015	EUR	6,099		$6,932	128	0
	08/2015		$5,389	DKK	34,825	0	(179)
	04/2016	DKK	31,175		$4,614	0	(82)
JPM	07/2015	BRL	14,847		5,201	432	(6)
	07/2015	GBP	11,736		18,454	31	(17)
	07/2015	JPY	189,900		1,537	0	(14)
	07/2015	NZD	2,115		1,467	34	0
	07/2015	PLN	56,861		15,142	30	0
	07/2015		$4,786	BRL	14,847	0	(10)
	07/2015		2,877	CAD	3,593	0	0
	07/2015		692	GBP	449	13	0
	07/2015		1,824	PLN	6,559	0	(81)
	08/2015		1,039	BRL	3,287	6	0
	08/2015		17,915	GBP	11,385	0	(31)
	09/2015		326	CNY	1,970	0	(5)
	10/2015	DKK	2,067		$315	6	0
	01/2016	BRL	13,846		4,700	521	0
	01/2016	DKK	6,279		960	17	0
	04/2016		12,783		1,897	0	(29)
MSB	07/2015	BRL	3,739		1,177	0	(26)
	07/2015	RUB	6,575		116	0	(3)
	07/2015		$1,205	BRL	3,739	0	(3)
	07/2015		2,341	PLN	8,867	16	0
	09/2015		480	CNY	2,953	1	0
	01/2016	DKK	10,282		$1,574	29	0
NGF	08/2015		$222	EUR	200	1	0
SCX	07/2015	MXN	92,775		$5,951	51	0
	08/2015		$6,481	INR	420,122	75	0
	09/2015		5,917	MXN	92,775	0	(51)
TDM	07/2015	BRL	29,242		$9,425	20	0
	07/2015		$9,429	BRL	29,242	0	(23)
UAG	07/2015	BRL	3,562		$1,132	0	(13)
	07/2015	JPY	156,100		1,258	0	(18)
	07/2015		$1,148	BRL	3,562	0	(2)
	08/2015	DKK	53,215		$7,805	0	(156)
	08/2015	EUR	1,105		1,221	0	(12)
	08/2015		$1,120	BRL	3,562	13	0
	08/2015		9,597	EUR	8,527	29	(114)
	08/2015		688	GBP	438	0	0
	08/2015		244	MYR	921	0	0
	10/2015	BRL	6,300		$2,444	483	0
	10/2015	DKK	2,094		319	6	0

Total Forward Foreign Currency Contracts						$8,689	$(3,695)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	255	$14	$5
	Put - OTC EUR versus USD		1.050	07/21/2015		289	28	16
	Put - OTC GBP versus USD		1.050	09/14/2015	GBP	5,000	1	0
	Call - OTC USD versus BRL	BRL	3.280	07/29/2015		$1,100	8	6
	Call - OTC USD versus JPY	JPY	127.000	07/20/2015		6,000	35	2
BPS	Call - OTC USD versus JPY		127.000	07/20/2015		4,000	24	1
BRC	Put - OTC EUR versus JPY		130.000	07/21/2015	EUR	400	33	39
CBK	Put - OTC EUR versus USD		$1.050	07/21/2015		248	22	13
DUB	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		$1,100	8	8
	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		3,100	33	33
FBF	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		1,200	8	9
	Call - OTC USD versus BRL		3.280	07/29/2015		1,100	8	6
GLM	Put - OTC EUR/USD versus JPY		$1.110/JPY 121.500	07/21/2015		300	23	47
HUS	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	213	11	5
MSB	Put - OTC EUR versus JPY	JPY	130.000	07/21/2015		300	27	29
	Call - OTC USD versus JPY		127.000	07/20/2015		$2,900	15	1

							$298	$220

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$9,000	$726	$64
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015		4,500	372	32
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	11/26/2015	EUR	13,800	226	125

								$1,324	$221

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BRC	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000%	07/02/2015	$1,900	$0	$0
DUB	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000	07/02/2015	1,900	0	0

					$0	$0

Total Purchased Options					$1,622	$441

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	3.090	07/29/2015	$1,100	$(8)	$(12)
BPS	Put - OTC USD versus JPY	JPY	117.000	07/02/2015	4,000	(23)	0
DUB	Put - OTC USD versus BRL	BRL	3.050	07/27/2015	1,100	(7)	(7)
	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	4,600	(28)	(23)
FBF	Put - OTC USD versus BRL	BRL	3.030	07/27/2015	1,200	(7)	(5)
	Put - OTC USD versus BRL		3.090	07/29/2015	1,100	(8)	(12)
GLM	Call - OTC USD versus BRL		3.150	06/21/2016	6,000	(206)	(695)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	2,000	(22)	(2)
	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	1,600	(13)	(1)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	1,770	(20)	(2)
MSB	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	7,300	(54)	(6)

						$(396)	$(765)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$ 2,000	$(26)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$38,000	$(722)	$(36)
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400	04/29/2016	EUR	8,900	(33)	(5)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		8,900	(77)	(346)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		$18,900	(356)	(18)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	07/10/2015	GBP	10,300	(41)	(36)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/13/2015		2,400	(11)	(20)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/15/2015		2,400	(20)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/15/2015		2,400	(8)	(22)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750	09/11/2015	EUR	2,000	(54)	(2)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300	09/11/2015		2,000	(58)	(253)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564	11/26/2015		5,500	(225)	(227)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/27/2015	GBP	2,400	(14)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/27/2015		2,400	(12)	(31)

								$(1,631)	$(996)

Total Written Options								$(2,053)	$(1,762)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Time Warner, Inc.	(1.050)%	03/20/2016	0.042%		$1,500	$0	$(11)	$0	$(11)
	UBS AG	(1.000)	03/20/2017	1.162		1,900	2	3	5	0
DUB	Cardinal Health, Inc.	(1.000)	12/20/2016	0.066		500	(10)	3	0	(7)
	Cytec Industries, Inc.	(1.000)	09/20/2017	0.296		200	2	(5)	0	(3)
GST	Springleaf Finance Corp.	(5.000)	12/20/2017	1.874		5,000	(396)	15	0	(381)
	Temple-Inland, Inc.	(6.680)	03/20/2016	0.043		3,500	0	(176)	0	(176)
JPM	SABMiller PLC	(1.000)	03/20/2020	0.556	EUR	150	(5)	1	0	(4)
MYC	SABMiller PLC	(1.000)	03/20/2020	0.556		1,600	(48)	10	0	(38)

							$(455)	$(160)	$5	$(620)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	2.310%		$1,100	$(31)	$(26)	$0	$(57)
	France Government International Bond	0.250	03/20/2020	0.303		1,800	(14)	10	0	(4)
BRC	France Government International Bond	0.250	03/20/2020	0.303		1,500	(11)	8	0	(3)
CBK	Brazil Government International Bond	1.000	03/20/2019	2.218		600	(25)	(1)	0	(26)
	France Government International Bond	0.250	03/20/2020	0.303		1,400	(13)	10	0	(3)
	France Government International Bond	0.250	06/20/2020	0.321		300	(2)	1	0	(1)
DUB	Brazil Government International Bond	1.000	03/20/2019	2.218		3,800	(162)	(1)	0	(163)
GST	Brazil Government International Bond	1.000	03/20/2019	2.218		300	(13)	0	0	(13)
	France Government International Bond	0.250	03/20/2020	0.303		6,900	(61)	45	0	(16)
	France Government International Bond	0.250	06/20/2020	0.321		600	(3)	1	0	(2)
	Greece Government International Bond	1.000	12/20/2015	50.000	EUR	100	(29)	(27)	0	(56)
	Greece Government International Bond	1.000	12/20/2015	50.000		$500	(37)	(213)	0	(250)
	Greece Government International Bond	1.000	03/20/2016	51.000		1,100	(264)	(297)	0	(561)
HUS	Brazil Government International Bond	1.000	09/20/2019	2.310		600	(17)	(14)	0	(31)
	France Government International Bond	0.250	03/20/2020	0.303		600	(4)	3	0	(1)
JPM	France Government International Bond	0.250	03/20/2020	0.303		2,500	(19)	13	0	(6)
	France Government International Bond	0.250	06/20/2020	0.321		600	(3)	1	0	(2)
MYC	Brazil Government International Bond	1.000	06/20/2019	2.267		200	(5)	(4)	0	(9)
	Brazil Government International Bond	1.000	09/20/2019	2.310		1,300	(38)	(29)	0	(67)
	France Government International Bond	0.250	03/20/2020	0.303		1,100	(8)	5	0	(3)

							$(759)	$(515)	$0	$(1,274)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	iTraxx Europe Subordinated 22 5-Year Index	(1.000)%	12/20/2019	EUR	3,250	$38	$66	$104	$0
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		3,400	120	(11)	109	0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		1,700	58	(3)	55	0

						$216	$52	$268	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	2,000	$2,141	$6	$(1)	$5	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	3,300	3,663	48	9	57	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		2,050	2,237	2	65	67	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		21,600	23,587	320	439	759	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		22,000	24,640	82	75	157	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		5,340	5,821	110	70	180	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		18,500	20,592	242	17	259	0
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	1,900	2,011	(1)	29	28	0
GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017		6,300	6,738	(7)	28	21	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	2,200	2,464	8	0	8	0
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	4,800	5,120	(32)	62	30	0

							$778	$793	$1,571	$0

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	500	$3	$5	$8	$0
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045		300	0	(3)	0	(3)
DUB	Pay	1-Month GBP-UKRPI	3.503	05/15/2045		200	0	(1)	0	(1)
GLM	Pay	1-Month GBP-UKRPI	3.310	05/15/2030		600	0	(9)	0	(9)
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		500	0	(7)	0	(7)
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		400	0	(6)	0	(6)
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		400	1	7	8	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	14,000	(2)	(31)	0	(33)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	600	3	6	9	0

							$5	$(39)	$25	$(59)

Total Swap Agreements							$(215)	$131	$1,869	$(1,953)

(k)	Securities with an aggregate market value of $2,246 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$4,258	$0	$4,258
Sovereign Issues	0	2,458	0	2,458
Brazil
Corporate Bonds & Notes	0	4,955	0	4,955
Sovereign Issues	0	21,112	0	21,112
Canada
Sovereign Issues	0	8,785	0	8,785
Cayman Islands
Asset-Backed Securities	0	304	0	304
China
Sovereign Issues	0	309	0	309
Denmark
Corporate Bonds & Notes	0	27,422	0	27,422
France
Sovereign Issues	0	44,256	0	44,256
Germany
Corporate Bonds & Notes	0	2,856	0	2,856
Sovereign Issues	0	4,244	0	4,244
Greece
Corporate Bonds & Notes	0	1,551	0	1,551
Ireland
Asset-Backed Securities	0	804	0	804
Corporate Bonds & Notes	0	4,837	0	4,837
Italy
Corporate Bonds & Notes	0	8,821	0	8,821
Mortgage-Backed Securities	0	5,075	0	5,075
Sovereign Issues	0	47,778	0	47,778
Japan
Corporate Bonds & Notes	0	798	0	798
Sovereign Issues	0	81,432	0	81,432
Luxembourg
Asset-Backed Securities	0	538	0	538
Mexico
Sovereign Issues	0	2,048	0	2,048
Netherlands
Asset-Backed Securities	0	518	0	518
Corporate Bonds & Notes	0	4,613	0	4,613
Norway
Corporate Bonds & Notes	0	8,114	0	8,114
Poland
Sovereign Issues	0	27	0	27
Portugal
Corporate Bonds & Notes	0	2,348	0	2,348
Slovenia
Sovereign Issues	0	17,758	0	17,758
Spain
Corporate Bonds & Notes	0	113	0	113
Sovereign Issues	0	31,721	0	31,721
Supranational
Corporate Bonds & Notes	0	7,241	0	7,241
Sweden
Corporate Bonds & Notes	0	3,720	0	3,720
Sovereign Issues	0	1,381	0	1,381
Switzerland
Corporate Bonds & Notes	0	3,986	0	3,986
United Kingdom
Bank Loan Obligations	0	3,271	0	3,271
Corporate Bonds & Notes	0	7,669	0	7,669
Mortgage-Backed Securities	0	1,679	0	1,679
Sovereign Issues	0	28,736	0	28,736
United States
Asset-Backed Securities	0	7,388	0	7,388
Corporate Bonds & Notes	0	13,665	0	13,665
Mortgage-Backed Securities	0	57,625	5	57,630
Municipal Bonds & Notes	0	579	0	579
Preferred Securities	216	0	0	216
U.S. Government Agencies	0	53,602	16	53,618
U.S. Treasury Obligations	0	73,203	0	73,203
Short-Term Instruments
Certificates of Deposit	0	5,013	0	5,013
Repurchase Agreements	0	308	0	308
U.S. Treasury Bills	0	441	0	441
	$216	$609,360	$21	$609,597

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,336	$0	$0	$8,336

Total Investments	$8,552	$609,360	$21	$617,933

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(101,018)	$0	$(101,018)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,318	630	0	1,948
Over the counter	0	10,999	0	10,999
	$1,318	$11,629	$0	$12,947

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(441)	(1,580)	0	(2,021)
Over the counter	0	(7,410)	0	(7,410)

	$(441)	$(8,990)	$0	$(9,431)

Totals	$9,429	$510,981	$21	$520,431

There were no significant transfers between Levels 1, 2,or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.1%
AUSTRALIA 0.1%
MORTGAGE-BACKED SECURITIES 0.1%
Puma Global Trust
0.421% due 02/21/2038		$78	$78
Swan Trust
3.340% due 04/25/2041	AUD	303	236
Torrens Trust
2.460% due 10/19/2038		105	81

Total Australia (Cost $451)			395

BRAZIL 3.7%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.163% due 03/17/2020		$1,700	1,623
3.250% due 03/17/2017		900	888

			2,511

SOVEREIGN ISSUES 3.2%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,000	1,012
5.750% due 09/26/2023		700	718
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	11,800	3,546
0.000% due 01/01/2018 (b)		6,900	1,626
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		12,700	3,685
10.000% due 01/01/2025		22,600	6,292

			16,879

Total Brazil (Cost $20,585)			19,390

CANADA 2.0%
CORPORATE BONDS & NOTES 0.1%
Caisse Centrale Desjardins
2.550% due 03/24/2017		$500	508

SOVEREIGN ISSUES 1.9%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	97
Province of Ontario
2.100% due 09/08/2018		700	580
2.450% due 06/29/2022		$500	501
3.150% due 06/02/2022	CAD	3,300	2,851
3.450% due 06/02/2045		1,200	1,009
3.500% due 06/02/2024		3,100	2,713
4.000% due 10/07/2019		$400	437
Province of Quebec
2.750% due 08/25/2021		700	716
4.250% due 12/01/2021	CAD	700	644
5.125% due 11/14/2016		$300	318

			9,866

Total Canada (Cost $11,417)			10,374

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Four Corners CLO Ltd.
0.551% due 01/26/2020		$599	597

Total Cayman Islands (Cost $593)			597

CHINA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	901

Total China (Cost $899)			901

DENMARK 3.7%
CORPORATE BONDS & NOTES 3.7%
Nykredit Realkredit A/S
1.000% due 07/01/2016	DKK	35,300	5,336
2.000% due 10/01/2015		80,800	12,139
Realkredit Danmark A/S
2.000% due 01/01/2016		11,300	1,708

Total Denmark (Cost $19,568)			19,183

FRANCE 6.8%
SOVEREIGN ISSUES 6.8%
France Government Bond
1.000% due 05/25/2018	EUR	20,200	23,207
2.500% due 05/25/2030		300	370
3.250% due 05/25/2045		4,600	6,317
4.000% due 10/25/2038		1,300	1,981
4.500% due 04/25/2041		2,200	3,640

Total France (Cost $39,317)			35,515

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.3%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	636
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	1,400	1,032
7.000% due 05/10/2017		200	145

			1,813

SOVEREIGN ISSUES 0.6%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	623	740
4.250% due 07/04/2039		1,500	2,591

			3,331

Total Germany (Cost $6,034)			5,144

GREECE 0.3%
CORPORATE BONDS & NOTES 0.3%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,700	1,550

Total Greece (Cost $2,322)			1,550

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.1%
Mercator CLO PLC
0.226% due 02/18/2024	EUR	251	277

CORPORATE BONDS & NOTES 1.3%
Depfa ACS Bank
3.875% due 11/14/2016		2,000	2,342
4.875% due 05/21/2019		400	523
5.125% due 03/16/2037		$1,150	1,369
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	2,000	2,767

			7,001

Total Ireland (Cost $7,707)			7,278

ITALY 11.9%
CORPORATE BONDS & NOTES 2.3%
Banca Carige SpA
3.875% due 10/24/2018	EUR	2,600	3,187
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		1,530	1,890
Banco Popolare SC
3.500% due 03/14/2019		3,700	4,239

Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	705
3.625% due 08/12/2015		1,500	1,504
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	300	325

			11,850

MORTGAGE-BACKED SECURITIES 0.6%
Berica ABS SRL
0.321% due 12/31/2055		148	164
Berica Residential MBS SRL
0.288% due 03/31/2048		806	884
Casa D’este Finance SRL
0.336% due 09/15/2021		717	789
Claris ABS
0.412% due 10/31/2060		1,015	1,115

			2,952

SOVEREIGN ISSUES 9.0%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017		1,102	1,275
2.500% due 12/01/2024		300	341
3.250% due 09/01/2046		1,300	1,453
3.750% due 09/01/2024		3,300	4,124
4.000% due 02/01/2037		2,800	3,504
4.500% due 03/01/2024		800	1,052
4.750% due 08/01/2023		11,300	15,111
4.750% due 09/01/2028		1,700	2,316
4.750% due 09/01/2044		900	1,265
5.000% due 03/01/2025		3,700	5,060
5.000% due 09/01/2040		1,500	2,149
5.500% due 09/01/2022		500	692
5.500% due 11/01/2022		5,500	7,594
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,128

			47,064

Total Italy (Cost $68,435)			61,866

JAPAN 12.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.700% due 03/05/2018		$600	599

SOVEREIGN ISSUES 12.0%
Japan Government International Bond
1.400% due 09/20/2034	JPY	1,330,000	11,339
1.500% due 12/20/2044		690,000	5,725
1.600% due 03/20/2033		1,340,000	11,982
1.700% due 09/20/2032		2,910,000	26,481
1.700% due 09/20/2044		780,000	6,776

			62,303

Total Japan (Cost $69,465)			62,902

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
4.250% due 06/04/2018	EUR	1,350	1,657

Total Luxembourg (Cost $1,575)			1,657

MEXICO 0.7%
SOVEREIGN ISSUES 0.7%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	59,100	3,780

Total Mexico (Cost $4,435)			3,780

NETHERLANDS 0.5%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.391% due 01/17/2023	EUR	209	231
Highlander Euro CDO BV
0.224% due 05/01/2023		688	756
Panther CDO BV
0.364% due 10/15/2084		417	445

			1,432

CORPORATE BONDS & NOTES 0.2%
Rabobank Group
8.375% due 07/26/2016 (d)		$801	839

Total Netherlands (Cost $2,341)			2,271

NORWAY 1.0%
CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,504
5.500% due 05/25/2016		500	515

			2,019

SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.662% due 03/27/2017		2,400	2,415
Norway Government Bond
3.750% due 05/25/2021	NOK	6,500	940

			3,355

Total Norway (Cost $5,339)			5,374

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
3.250% due 07/25/2025	PLN	100	27

Total Poland (Cost $30)			27

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
4.000% due 01/21/2019	EUR	200	223
4.750% due 01/15/2018		700	794
5.000% due 04/23/2019		200	227
5.000% due 05/21/2019		600	684

Total Portugal (Cost $1,956)			1,928

SLOVENIA 3.3%
SOVEREIGN ISSUES 3.3%
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	1,000	1,147
4.125% due 02/18/2019		$4,700	4,900
4.125% due 01/26/2020	EUR	1,400	1,765
4.700% due 11/01/2016		3,100	3,659
4.750% due 05/10/2018		$2,500	2,663
5.250% due 02/18/2024		900	986
5.500% due 10/26/2022		1,100	1,224
5.850% due 05/10/2023		600	682

Total Slovenia (Cost $17,642)			17,026

SPAIN 4.7%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	500	543
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	113

			656

SOVEREIGN ISSUES 4.6%
Autonomous Community of Catalonia
4.300% due 11/15/2016		1,200	1,394
4.950% due 02/11/2020		150	184
Spain Government International Bond
3.800% due 04/30/2024		12,900	16,235
4.700% due 07/30/2041		200	278
4.800% due 01/31/2024		1,900	2,562
5.150% due 10/31/2044		2,000	2,983
Xunta de Galicia
6.131% due 04/03/2018		150	192

			23,828

Total Spain (Cost $28,368)			24,484

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	481

Total Supranational (Cost $586)			481

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.6%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	260
4.250% due 10/10/2017	AUD	1,700	1,351
Swedbank AB
2.200% due 03/04/2020		$900	894
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	460

			2,965

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	516

Total Sweden (Cost $4,156)			3,481

SWITZERLAND 2.0%
CORPORATE BONDS & NOTES 2.0%
UBS AG
4.750% due 05/22/2023		$4,000	4,042
7.250% due 02/22/2022		4,500	4,746
7.625% due 08/17/2022		1,400	1,641

Total Switzerland (Cost $10,579)			10,429

UNITED KINGDOM 8.2%
ASSET-BACKED SECURITIES 0.3%
Motor PLC
0.667% due 08/25/2021		$1,389	1,391

BANK LOAN OBLIGATIONS 0.3%
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		1,616	1,602

CORPORATE BONDS & NOTES 1.6%
Barclays PLC
3.650% due 03/16/2025		1,900	1,801
6.500% due 09/15/2019 (d)	EUR	900	1,002
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	375
Lloyds Banking Group PLC
7.875% due 06/27/2029 (d)		400	662
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,409
Royal Bank of Scotland PLC
9.500% due 03/16/2022		900	994
Tesco PLC
6.125% due 02/24/2022	GBP	1,050	1,788
Tesco Property Finance PLC
5.411% due 07/13/2044		200	289

			8,320

MORTGAGE-BACKED SECURITIES 2.1%
Eurosail PLC
0.729% due 06/10/2044		171	262
Fosse Master Issuer PLC
2.669% due 10/18/2054		1,100	1,734
Granite Mortgages PLC
0.892% due 06/20/2044		243	381
Hercules Eclipse PLC
0.811% due 10/25/2018		622	960

Lanark Master Issuer PLC
1.684% due 12/22/2054		$623	627
Leek Finance PLC
0.541% due 09/21/2038		2,353	2,457
Newgate Funding PLC
1.571% due 12/15/2050	GBP	739	1,093
1.821% due 12/15/2050		370	546
ResLoc UK PLC
0.731% due 12/15/2043		2,173	3,138

			11,198

SOVEREIGN ISSUES 3.9%
United Kingdom Gilt
2.250% due 09/07/2023 (f)		1,500	2,413
3.250% due 01/22/2044 (f)		5,700	9,890
3.500% due 01/22/2045		300	545
4.250% due 06/07/2032		600	1,168
4.250% due 03/07/2036		200	395
4.250% due 12/07/2040 (f)		1,800	3,639
4.500% due 09/07/2034 (f)		700	1,417
4.750% due 12/07/2038		300	644

			20,111

Total United Kingdom (Cost $40,590)			42,622

UNITED STATES 23.5%
ASSET-BACKED SECURITIES 4.3%
AFC Home Equity Loan Trust
0.897% due 12/22/2027		$1	1
Amortizing Residential Collateral Trust
0.887% due 10/25/2031		8	7
Amresco Residential Securities Corp. Mortgage Loan Trust
1.127% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.547% due 10/25/2035		1,971	1,876
0.567% due 02/25/2036		1,851	1,258
Bear Stearns Asset-Backed Securities Trust
0.465% due 04/25/2036		3,500	3,293
0.847% due 10/25/2032		2	2
Citigroup Mortgage Loan Trust, Inc.
0.347% due 12/25/2036		885	585
0.447% due 03/25/2036		2,000	1,519
Countrywide Asset-Backed Certificates
0.327% due 06/25/2047		1,340	1,065
0.367% due 09/25/2036		49	48
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032		6	5
EMC Mortgage Loan Trust
0.635% due 05/25/2043		526	517
First Alliance Mortgage Loan Trust
0.647% due 12/20/2027		19	19
GSAMP Trust
1.055% due 11/25/2034		865	797
Home Equity Asset Trust
0.370% due 07/25/2037		1,374	1,307
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		132	79
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047		20	19
Long Beach Mortgage Loan Trust
0.657% due 08/25/2035		100	99
MASTR Specialized Loan Trust
0.557% due 01/25/2037		1,578	1,028
Merrill Lynch Mortgage Investors Trust
0.667% due 05/25/2036		98	90
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		2,571	1,547
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.477% due 03/25/2036		1,700	1,314
Renaissance Home Equity Loan Trust
0.687% due 12/25/2033		17	16
Residential Asset Mortgage Products Trust
0.547% due 02/25/2036		1,900	1,325
0.745% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.687% due 07/25/2032 ^		12	11
0.982% due 01/25/2035		219	207
SLM Student Loan Trust
1.777% due 04/25/2023		804	825
Specialty Underwriting & Residential Finance Trust
0.337% due 06/25/2037		681	386
0.687% due 06/25/2036		700	671

Structured Asset Investment Loan Trust
1.087% due 09/25/2034	842	811
Wells Fargo Home Equity Asset-Backed Securities Trust
0.417% due 01/25/2037	2,000	1,413

		22,153

CORPORATE BONDS & NOTES 1.9%
Ally Financial, Inc.
3.125% due 01/15/2016	100	101
3.500% due 07/18/2016	400	407
4.750% due 09/10/2018	400	414
Bank of America Corp.
6.100% due 03/17/2025 (d)	1,200	1,187
BellSouth Corp.
4.821% due 04/26/2021	1,600	1,646
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	495
CIT Group, Inc.
5.250% due 03/15/2018	700	725
Citigroup, Inc.
5.950% due 05/15/2025 (d)	1,400	1,353
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	353
International Lease Finance Corp.
6.750% due 09/01/2016	600	632
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	81
Masco Corp.
5.850% due 03/15/2017	1,000	1,065
6.125% due 10/03/2016	300	317
Navient Corp.
6.250% due 01/25/2016	84	86
8.450% due 06/15/2018	100	111
Springleaf Finance Corp.
6.900% due 12/15/2017	300	319
Wells Fargo & Co.
3.000% due 02/19/2025	800	766

		10,058

MORTGAGE-BACKED SECURITIES 3.7%
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^	299	221
Banc of America Mortgage Trust
2.797% due 06/25/2035	331	319
BCAP LLC Trust
0.886% due 01/26/2047	62	55
5.250% due 08/26/2037	88	92
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	104	105
2.454% due 10/25/2033	16	16
2.459% due 05/25/2034	13	12
2.515% due 03/25/2035	13	13
2.564% due 08/25/2033	12	12
2.648% due 05/25/2034	31	30
2.740% due 09/25/2034	166	161
2.774% due 05/25/2047 ^	357	320
3.033% due 11/25/2034	10	10
Bear Stearns ALT-A Trust
0.347% due 02/25/2034	73	67
2.584% due 05/25/2035	22	22
2.689% due 11/25/2035 ^	597	449
2.810% due 08/25/2036 ^	217	164
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036	154	125
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	53	53
2.757% due 09/25/2037 ^	365	330
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.279% due 09/25/2035 ^	1,515	1,312
Commercial Mortgage Trust
1.900% due 01/10/2046 (a)	4,832	379
Countrywide Alternative Loan Trust
0.367% due 02/20/2047	392	294
0.397% due 07/20/2046 ^	299	224
0.467% due 02/25/2037	444	358
0.537% due 05/25/2037 ^	219	134
1.658% due 11/25/2035	64	53
2.198% due 11/25/2035	21	18
2.612% due 02/25/2037 ^	104	92
5.187% due 11/25/2035 ^	300	243
5.250% due 06/25/2035 ^	31	29
6.250% due 08/25/2037 ^	42	36
6.500% due 06/25/2036 ^	88	72

Countrywide Home Loan Mortgage Pass-Through Trust
0.387% due 04/25/2046	477	420
0.947% due 09/25/2034	48	45
2.349% due 04/20/2035	7	7
2.530% due 08/25/2034	106	92
2.680% due 08/25/2034	11	10
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035	189	167
Credit Suisse First Boston Mortgage Securities Corp.
2.559% due 08/25/2033	21	22
6.500% due 04/25/2033	5	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	219	128
DBUBS Mortgage Trust
0.322% due 11/10/2046 (a)	900	14
1.531% due 11/10/2046 (a)	2,227	41
Deutsche ALT-A Securities, Inc.
0.327% due 07/25/2047	1,057	862
Extended Stay America Trust
1.213% due 12/05/2031 (a)	4,000	27
GreenPoint Mortgage Funding Trust
0.457% due 11/25/2045	12	10
GS Mortgage Securities Corp.
1.861% due 02/10/2046 (a)	2,888	263
2.507% due 11/10/2045 (a)	2,412	264
GSR Mortgage Loan Trust
1.860% due 03/25/2033	11	11
2.340% due 06/25/2034	25	24
2.758% due 01/25/2035	69	66
6.000% due 03/25/2032	0	1
HarborView Mortgage Loan Trust
0.527% due 06/20/2035	35	33
1.008% due 12/19/2036 ^	145	122
2.527% due 05/19/2033	45	45
Impac CMB Trust
0.907% due 10/25/2034	1,006	859
1.187% due 07/25/2033	9	9
IndyMac Mortgage Loan Trust
4.534% due 09/25/2035	137	118
JPMorgan Mortgage Trust
1.990% due 11/25/2033	13	13
4.897% due 10/25/2035	49	48
MASTR Alternative Loan Trust
0.587% due 03/25/2036	55	14
Merrill Lynch Mortgage Investors Trust
0.437% due 08/25/2036	31	30
2.124% due 02/25/2036	227	225
2.182% due 02/25/2033	17	16
2.477% due 02/25/2036	99	97
2.933% due 05/25/2033	23	22
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	334	255
Residential Accredit Loans, Inc. Trust
0.337% due 02/25/2047	448	261
0.367% due 06/25/2046	437	195
1.658% due 08/25/2035	469	401
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^	87	45
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	2	2
Royal Bank of Scotland Capital Funding Trust
6.239% due 12/16/2049	177	184
Sequoia Mortgage Trust
0.387% due 07/20/2036	551	517
0.537% due 07/20/2033	84	79
Structured Adjustable Rate Mortgage Loan Trust
2.479% due 09/25/2035	600	537
2.480% due 04/25/2034	41	41
2.637% due 02/25/2034	17	17
Structured Asset Mortgage Investments Trust
0.397% due 05/25/2046	104	83
0.407% due 05/25/2036	265	193
0.407% due 09/25/2047	474	381
0.768% due 07/19/2034	20	20
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	312	207
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^	142	127
1.437% due 06/25/2037	492	432
1.437% due 06/25/2047 ^	74	66
5.750% due 06/25/2037	474	472
6.088% due 09/25/2037	176	182
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 07/25/2045	1,233	1,161
0.497% due 01/25/2045	48	45
1.930% due 02/27/2034	34	33

2.023% due 12/25/2036 ^	1,047	930
2.341% due 12/25/2035	648	618
2.559% due 06/25/2033	13	13
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	3	2
Washington Mutual Mortgage Pass-Through Certificates Trust
1.098% due 07/25/2046 ^	71	45
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	252	230
Wells Fargo Mortgage-Backed Securities Trust
2.637% due 04/25/2036	217	217
2.648% due 06/25/2035	403	414
6.000% due 07/25/2036 ^	242	245
Wells Fargo-RBS Commercial Mortgage Trust
1.622% due 03/15/2045 (a)	7,242	483

		19,083

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
1.976% due 01/16/2018	1,800	43

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
0.287% due 01/25/2021	$3	3
0.387% due 10/27/2037	886	875
0.687% due 12/25/2040	439	443
0.767% due 06/25/2041	1,093	1,107
0.787% due 11/25/2020	1,069	1,084
2.004% due 12/01/2034	61	65
2.491% due 11/01/2034	111	119
4.295% due 06/01/2021	3,114	3,433
6.000% due 04/25/2043 - 07/25/2044	183	208
6.500% due 11/25/2042	149	169
Freddie Mac
0.636% due 12/15/2031	1	1
0.786% due 12/15/2037	81	81
1.169% due 11/25/2022 (a)	3,356	207
1.346% due 10/25/2044	166	169
Ginnie Mae
0.785% due 02/16/2030	22	22
0.835% due 02/16/2030	22	22
1.625% due 11/20/2021 - 06/20/2030	49	51
1.750% due 01/20/2030	10	10
2.000% due 07/20/2022 - 05/20/2030	36	38
6.000% due 08/20/2034	810	928
NCUA Guaranteed Notes
0.555% due 11/06/2017	2,322	2,326
0.744% due 12/08/2020	193	194
0.745% due 12/08/2020	914	921
Small Business Administration
5.600% due 09/01/2028	436	484
Tennessee Valley Authority
5.880% due 04/01/2036	637	826

		13,786

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bonds
2.750% due 11/15/2042 (j)	700	648
3.125% due 11/15/2041 (j)	1,400	1,403
3.125% due 02/15/2042 (j)	800	801
3.625% due 08/15/2043 (j)	1,800	1,971
3.625% due 02/15/2044	3,100	3,394
4.250% due 05/15/2039 (j)	100	120
4.375% due 05/15/2040 (j)	400	491
4.500% due 08/15/2039	200	250
6.125% due 11/15/2027	2,200	3,046
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)	1,359	1,346
0.125% due 07/15/2022 (h)	6,481	6,429
0.125% due 01/15/2023 (h)	6,970	6,843
0.250% due 01/15/2025	19,378	18,983
1.375% due 01/15/2020	219	234
1.375% due 02/15/2044	203	215
1.750% due 01/15/2028	1,807	2,042

2.375% due 01/15/2027	352	420
2.500% due 01/15/2029	661	813
3.875% due 04/15/2029	1,007	1,425
U.S. Treasury Notes
1.500% due 08/31/2018 (h)(j)	3,700	3,746
1.625% due 08/15/2022 (j)	100	97
1.750% due 10/31/2020 (j)	800	800
2.000% due 11/30/2020 (j)	700	708
2.375% due 08/15/2024 (j)	1,200	1,205

		57,430

Total United States (Cost $120,152)		122,553

SHORT-TERM INSTRUMENTS 0.5%
CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
1.656% due 04/11/2016	$2,000	2,005

REPURCHASE AGREEMENTS (e) 0.1%		681

U.S. TREASURY BILLS 0.0%
0.005% due 08/06/2015 (j)	128	128

Total Short-Term Instruments (Cost $2,809)		2,814

Total Investments in Securities (Cost $487,351)		464,022

	SHARES
INVESTMENTS IN AFFILIATES 13.5%
SHORT-TERM INSTRUMENTS 13.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%
PIMCO Short-Term Floating NAV Portfolio III	7,092,361	70,342

Total Short-Term Instruments (Cost $70,349)		70,342

Total Investments in Affiliates (Cost $70,349)		70,342

Total Investments 102.6% (Cost $557,700)		$534,364
Financial Derivative Instruments (g)(i) (0.3%) (Cost or Premiums, net $28)		(1,560)
Other Assets and Liabilities, net (2.3%)		(11,918)

Net Assets 100.0%		$520,886

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$681	Fannie Mae 2.260% due 10/17/2022	$(697)	$681	$681

Total Repurchase Agreements						$(697)	$681	$681

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
MBC	0.650%	05/14/2015	07/23/2015	GBP (9,680)	$(15,223)

Total Reverse Repurchase Agreements					$(15,223)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $12,668 at a weighted average interest rate of 0.606%.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	07/01/2045	$5,000	$(5,154)	$(5,143)
Fannie Mae	3.500	08/01/2045	5,000	(5,120)	(5,130)
Fannie Mae	4.000	07/01/2045	9,900	(10,548)	(10,476)
Fannie Mae	4.000	08/01/2045	14,000	(14,785)	(14,782)
Fannie Mae	4.500	08/13/2045	38,600	(41,673)	(41,646)

				$(77,280)	$(77,177)

Total Short Sales				$(77,280)	$(77,177)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $15,378 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$107.500	08/21/2015	123	$1	$2

Total Purchased Options				$1	$2

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	52	$(18)	$1	$0
90-Day Eurodollar June Futures	Short	06/2016	8	(2)	0	0
90-Day Eurodollar March Futures	Short	03/2016	1	(1)	0	0
90-Day Eurodollar March Futures	Short	03/2017	36	(12)	1	0
90-Day Eurodollar September Futures	Short	09/2016	45	(17)	1	0
Australia Government 3-Year Note September Futures	Long	09/2015	150	10	32	(14)
Australia Government 10-Year Bond September Futures	Long	09/2015	56	27	45	(23)
Canada Government 10-Year Bond September Futures	Short	09/2015	77	(59)	0	(148)
Euro-Bobl September Futures	Long	09/2015	138	17	88	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	11	7	10	(3)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	146	(357)	318	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	35	(474)	138	0
Put Options Strike @ EUR 131.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	134	0	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	47	8	17	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	439	(141)	1	(16)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,357	(1,313)	0	(43)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	38	(169)	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	28	(76)	0	(2)
United Kingdom Long Gilt September Futures	Long	09/2015	231	134	433	0

Total Futures Contracts				$(2,436)	$1,085	$(251)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin (5)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000)%	12/20/2019	EUR 7,650	$(67)	$56	$46	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$7,425	$473	$(53)	$38	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	1.013%	01/23/2025	SEK	100	$(1)	$(1)	$0	$0
Pay	3-Month SEK-LIBOR	1.023	01/23/2025		100	(1)	(1)	0	0
Pay	3-Month SEK-LIBOR	1.033	01/23/2025		100	(1)	(1)	0	0
Pay	3-Month SEK-LIBOR	1.036	01/23/2025		100	(1)	(1)	0	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$122,100	(172)	(188)	8	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		8,700	(46)	(8)	1	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		201,800	848	(140)	12	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		39,700	(196)	130	0	(14)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		21,900	189	(87)	14	0
Pay	3-Month USD-LIBOR	2.500	12/16/2035		4,400	(294)	20	0	(6)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		6,100	(313)	24	0	(14)
Receive	6-Month EUR-EURIBOR	0.150	09/16/2017	EUR	50,700	5	45	0	(16)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		7,700	382	448	0	(89)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		12,150	831	1,131	0	(323)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	4,500	(39)	8	0	(11)
Pay	6-Month GBP-LIBOR	1.500	09/16/2020		7,700	(174)	(168)	65	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		27,000	821	184	0	(480)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		1,600	211	(14)	0	(57)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	3,040,000	(229)	(24)	0	(22)
Pay	6-Month JPY-LIBOR	1.250	06/17/2035		260,000	2	(42)	9	0
Receive	6-Month JPY-LIBOR	1.500	12/20/2044		530,000	(25)	184	0	(19)
Pay	28-Day MXN-TIIE	5.010	10/10/2019	MXN	96,600	(27)	8	27	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		20,400	18	8	7	0
Pay	28-Day MXN-TIIE	5.865	09/08/2021		94,600	50	(178)	42	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		7,100	(2)	(12)	3	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		4,900	(1)	(8)	4	0

						$1,835	$1,317	$192	$(1,051)

Total Swap Agreements						$2,241	$1,320	$276	$(1,051)

(5)	Unsettled variation margin liability of $61 for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $10,927 and cash of $7,876 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	AUD	214		$166	$1	$0
	07/2015	BRL	8,551		3,092	342	0
	07/2015	GBP	11,791		18,119	0	(408)
	07/2015	JPY	243,300		1,950	0	(38)
	07/2015	NZD	6,068		4,329	217	0
	07/2015		$2,748	BRL	8,551	6	(4)
	07/2015		5,332	DKK	35,660	0	(3)
	07/2015		531	INR	34,543	11	0
	07/2015		175	PLN	655	0	(1)
	07/2015		96	RUB	5,205	0	(2)
	08/2015	RUB	5,205		$94	2	0
	09/2015	HKD	410		53	0	0
	09/2015		$40	CNY	246	0	0
	01/2016	BRL	11,800		$3,993	431	0
	07/2016	DKK	35,660		5,385	0	(6)
BPS	07/2015	BRL	30,855		9,945	21	0
	07/2015	JPY	8,044,437		65,088	0	(643)
	07/2015		$9,868	BRL	30,855	66	(10)
	07/2015		2,617	MXN	40,577	0	(36)
	08/2015	BRL	19,413		$6,184	12	0
	08/2015	NZD	8,004		5,395	0	(13)
BRC	07/2015	PLN	17,288		4,518	0	(76)
	07/2015		$2,597	PLN	9,623	0	(40)
	09/2015		371	CNY	2,246	0	(5)
	10/2015	DKK	79,747		$12,359	410	0
CBK	07/2015	AUD	6,600		5,032	0	(61)
	07/2015	BRL	10,609		3,419	7	0
	07/2015	EUR	3,413		3,845	40	0
	07/2015	PLN	67		19	1	0
	07/2015		$3,346	BRL	10,609	67	0
	07/2015		8,135	CAD	10,038	0	(98)
	07/2015		10,847	EUR	9,658	52	(132)
	07/2015		4,013	JPY	497,100	49	0
	07/2015		226	MXN	3,512	0	(2)
	07/2015		2,283	PLN	8,419	4	(49)
	08/2015	CAD	10,038		$8,131	97	0
	08/2015	SEK	10,245		1,233	0	(4)
	09/2015	MXN	106,504		6,737	3	0
	09/2015		$1,575	CNY	9,516	0	(25)
	05/2016	BRL	11,681		$3,346	0	(51)
DUB	07/2015		36,708		13,211	1,427	(23)
	07/2015		$11,667	BRL	36,708	151	(11)
	04/2016	BRL	11,867		$3,486	5	0
FBF	07/2015		31,658		10,834	652	0
	07/2015		$10,309	BRL	31,658	6	(133)
	08/2015		118	MYR	443	0	(1)
	09/2015	CNY	18,081		$2,942	0	(5)
GLM	07/2015	AUD	3,414		2,604	0	(30)
	07/2015	BRL	8,942		2,815	0	(61)
	07/2015	CAD	10,528		8,475	46	0
	07/2015	EUR	19,343		21,145	0	(420)
	07/2015	PLN	42		12	0	0
	07/2015		$2,880	BRL	8,942	0	(5)
	07/2015		62,458	JPY	7,728,737	693	0
	08/2015	EUR	898		$1,007	6	0
	08/2015	JPY	7,728,737		62,480	0	(696)
	08/2015	NOK	7,735		1,007	21	0
	08/2015		$3,851	DKK	24,900	0	(126)
	04/2016	BRL	10,846		$3,238	56	0
HUS	07/2015		10,884		3,400	0	(100)
	07/2015	MXN	3,223		209	5	0
	07/2015	PLN	9,809		2,621	15	0
	07/2015		$3,508	BRL	10,883	0	(7)
	07/2015		9,457	PLN	34,820	7	(210)
JPM	07/2015	BRL	19,850		$6,622	303	(65)
	07/2015	EUR	6,622		7,505	124	(2)
	07/2015	GBP	452		694	0	(16)
	07/2015	NZD	1,936		1,343	31	0
	07/2015	PLN	38,219		10,177	20	0
	07/2015		$6,398	BRL	19,850	0	(13)
	07/2015		3,031	EUR	2,681	0	(42)
	07/2015		1,265	JPY	156,300	12	0
	07/2015		890	PLN	3,207	0	(38)
	08/2015		1,310	BRL	4,145	8	0
	08/2015		4,775	INR	310,249	66	0
	09/2015		465	CNY	2,810	0	(7)
	10/2015	DKK	1,412		$215	4	0
	01/2016	BRL	9,133		3,100	343	0
	01/2016	DKK	4,236		648	11	0
MSB	07/2015	BRL	3,371		1,061	0	(23)
	07/2015	RUB	5,205		92	0	(2)
	07/2015		$1,086	BRL	3,371	0	(2)
	07/2015		398	CAD	490	0	(5)
	07/2015		17,773	EUR	15,882	0	(67)
	07/2015		1,867	PLN	7,074	13	0
	08/2015	EUR	15,882		$17,781	67	0
	09/2015		$40	CNY	246	0	0
	01/2016	DKK	6,936		$1,061	19	0
SCX	07/2015	MXN	39,129		2,510	21	0
	07/2015		$134,657	EUR	120,170	0	(685)
	08/2015	EUR	120,170		$134,715	686	0
	09/2015		$2,495	MXN	39,129	0	(21)
UAG	07/2015	BRL	4,208		$1,338	0	(16)
	07/2015	EUR	128,651		140,349	7	(3,085)
	07/2015	JPY	94,400		761	0	(11)
	07/2015	SGD	3,625		2,711	21	0
	07/2015		$7,881	AUD	10,228	11	0
	07/2015		1,356	BRL	4,208	0	(3)
	07/2015		10,875	EUR	9,638	0	(130)
	07/2015		19,222	GBP	12,243	15	0
	08/2015	AUD	10,228		$7,867	0	(10)
	08/2015	DKK	24,540		3,628	0	(43)
	08/2015	GBP	12,243		19,218	0	(14)
	08/2015		$1,323	BRL	4,208	15	0
	08/2015		1,020	EUR	919	5	0
	10/2015	DKK	1,430		$218	4	0

Total Forward Foreign Currency Contracts						$6,735	$(7,835)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.010	07/21/2015	EUR	228	$13	$5
	Put - OTC EUR versus USD		1.050	07/21/2015		258	25	14
	Call - OTC USD versus BRL	BRL	3.280	07/29/2015		$1,300	9	7
	Call - OTC USD versus JPY	JPY	127.000	07/20/2015		4,200	24	1
BPS	Call - OTC USD versus JPY		127.000	07/20/2015		5,000	30	2
BRC	Put - OTC EUR versus JPY		130.000	07/21/2015	EUR	300	25	29
CBK	Put - OTC EUR versus USD		$1.050	07/21/2015		222	19	12
DUB	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		$1,400	10	10
	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		2,700	29	29
FBF	Call - OTC USD versus BRL	BRL	3.230	07/27/2015		1,500	10	11
	Call - OTC USD versus BRL		3.280	07/29/2015		1,300	10	7
GLM	Put - OTC EUR/USD versus JPY		$1.110/JPY 121.500	07/21/2015		300	23	47
HUS	Put - OTC EUR versus USD		1.010	07/21/2015	EUR	190	10	4
MSB	Put - OTC EUR versus JPY	JPY	130.000	07/21/2015		300	27	29
	Call - OTC USD versus JPY		127.000	07/20/2015		$1,800	9	1

							$273	$208

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$3,000	$242	$21
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015		2,100	174	15
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	11/26/2015	EUR	8,600	141	78

								$557	$114

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BRC	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000%	07/02/2015	$1,700	$0	$0
DUB	Call & Put - OTC 1-Month EUR/USD vs. 1-Month EUR/USD Forward Currency Volatility Agreement	0.000	07/02/2015	1,700	0	0

					$0	$0

Total Purchased Options					$830	$322

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	3.090	07/29/2015	$1,300	$(10)	$(14)
BPS	Put - OTC USD versus JPY	JPY	117.000	07/02/2015	3,200	(18)	0
DUB	Put - OTC USD versus BRL	BRL	3.050	07/27/2015	1,400	(9)	(9)
	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	4,000	(24)	(20)
FBF	Put - OTC USD versus BRL	BRL	3.030	07/27/2015	1,500	(9)	(7)
	Put - OTC USD versus BRL		3.090	07/29/2015	1,300	(10)	(14)
GLM	Call - OTC USD versus BRL		3.150	06/21/2016	3,400	(117)	(394)
HUS	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	1,400	(16)	(1)
	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	1,600	(12)	(1)
JPM	Call - OTC USD versus CNY	CNY	6.600	02/05/2016	1,220	(14)	(1)
MSB	Put - OTC USD versus JPY	JPY	118.100	07/20/2015	4,400	(32)	(3)
SOG	Put - OTC USD versus JPY		117.000	07/02/2015	1,800	(11)	0

						$(282)	$(464)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$(6)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$13,000	$(247)	$(12)
BRC	Call - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Receive	0.400	04/29/2016	EUR	7,200	(27)	(4)
	Put - OTC 5-Year Interest Rate Swap (Effective 05/04/2021)	6-Month EUR-EURIBOR	Pay	1.400	04/29/2016		7,200	(63)	(280)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		$8,800	(166)	(8)
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.750	07/10/2015	GBP	8,600	(34)	(30)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/13/2015		2,000	(9)	(16)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/15/2015		2,000	(17)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/15/2015		2,000	(6)	(19)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.750	09/11/2015	EUR	1,600	(43)	(2)
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.300	09/11/2015		1,600	(46)	(202)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564	11/26/2015		3,400	(139)	(141)
JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.400	07/27/2015	GBP	2,000	(12)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.200	07/27/2015		2,000	(10)	(26)

								$(819)	$(740)

Total Written Options								$(1,107)	$(1,204)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.990)%	09/20/2015	0.046%	$138	$0	$(1)	$0	$(1)
CBK	UBS AG	(1.000)	09/20/2022	1.800	2,300	124	(6)	118	0
MYC	UBS AG	(1.000)	03/20/2017	1.162	4,000	(7)	17	10	0
RYL	Burlington Northern Santa Fe LLC	(0.510)	03/20/2018	0.077	446	0	(5)	0	(5)
	Cleveland Electric Illuminating Co.	(0.940)	06/20/2017	0.304	637	0	(8)	0	(8)

						$117	$(3)	$128	$(14)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	2.218%		$200	$(8)	$0	$0	$(8)
	Brazil Government International Bond	1.000	09/20/2019	2.310		1,000	(28)	(24)	0	(52)
	France Government International Bond	0.250	03/20/2020	0.303		1,500	(11)	8	0	(3)
BRC	France Government International Bond	0.250	03/20/2020	0.303		1,600	(10)	6	0	(4)
CBK	Brazil Government International Bond	1.000	03/20/2019	2.218		300	(13)	0	0	(13)
	France Government International Bond	0.250	03/20/2020	0.303		1,000	(9)	7	0	(2)
	France Government International Bond	0.250	06/20/2020	0.321		200	(1)	0	0	(1)
GST	Brazil Government International Bond	1.000	03/20/2019	2.218		1,300	(63)	7	0	(56)
	France Government International Bond	0.250	03/20/2020	0.303		4,900	(43)	31	0	(12)
	France Government International Bond	0.250	06/20/2020	0.321		500	(3)	1	0	(2)
	Greece Government International Bond	1.000	12/20/2015	50.000	EUR	1,500	(77)	(759)	0	(836)
	Greece Government International Bond	1.000	12/20/2015	50.000		$300	(22)	(128)	0	(150)
HUS	France Government International Bond	0.250	03/20/2020	0.303		500	(3)	2	0	(1)
JPM	Brazil Government International Bond	1.000	03/20/2019	2.218		1,100	(46)	(1)	0	(47)
	France Government International Bond	0.250	03/20/2020	0.303		1,900	(14)	10	0	(4)
	France Government International Bond	0.250	06/20/2020	0.321		500	(3)	1	0	(2)
MYC	Brazil Government International Bond	1.000	09/20/2019	2.310		800	(24)	(17)	0	(41)
	France Government International Bond	0.250	03/20/2020	0.303		1,500	(10)	7	0	(3)

							$(388)	$(849)	$0	$(1,237)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)		Premiums Paid	Unrealized (Depreciation)
								Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000)%	12/20/2019	EUR	1,400	$49	$(4)	$45	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000)	12/20/2019		700	24	(2)	22	0

						$73	$(6)	$67	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	1,600	$1,713	$5	$(1)	$4	$0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020	EUR	8,300	9,213	30	112	142	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		1,490	1,626	1	48	49	0
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		20,120	21,971	170	537	707	0
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		13,600	15,232	51	46	97	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025		5,380	5,864	130	51	181	0
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.100% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2020		9,500	10,575	125	8	133	0
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	1,500	1,587	(1)	23	22	0
GLM	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017		3,800	4,063	(4)	18	14	0
	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	2,600	2,912	9	1	10	0
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2017	CHF	2,900	3,093	(19)	37	18	0

							$497	$880	$1,377	$0

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.537%	05/15/2045	GBP	500	$3	$5	$8	$0
CBK	Pay	1-Month GBP-UKRPI	3.495	05/15/2045		200	0	(2)	0	(2)
DUB	Pay	1-Month GBP-UKRPI	3.503	05/15/2045		100	0	(1)	0	(1)
GLM	Pay	1-Month GBP-UKRPI	3.310	05/15/2030		600	0	(9)	0	(9)
	Pay	1-Month GBP-UKRPI	3.311	05/15/2030		500	0	(7)	0	(7)
	Pay	1-Month GBP-UKRPI	3.313	05/15/2030		300	0	(4)	0	(4)
	Pay	1-Month GBP-UKRPI	3.543	05/15/2045		400	1	7	8	0
JPM	Pay	1-Year BRL-CDI	11.320	01/04/2016	BRL	9,200	(2)	(20)	0	(22)
MYC	Pay	1-Month GBP-UKRPI	3.535	05/15/2045	GBP	500	3	5	8	0

							$5	$(26)	$24	$(45)

Total Swap Agreements							$304	$(4)	$1,596	$(1,296)

(j)	Securities with an aggregate market value of $6,129 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$395	$0	$395
Brazil
Corporate Bonds & Notes	0	2,511	0	2,511
Sovereign Issues	0	16,879	0	16,879
Canada
Corporate Bonds & Notes	0	508	0	508
Sovereign Issues	0	9,866	0	9,866
Cayman Islands
Asset-Backed Securities	0	597	0	597
China
Corporate Bonds & Notes	0	901	0	901
Denmark
Corporate Bonds & Notes	0	19,183	0	19,183
France
Sovereign Issues	0	35,515	0	35,515
Germany
Corporate Bonds & Notes	0	1,813	0	1,813
Sovereign Issues	0	3,331	0	3,331
Greece
Corporate Bonds & Notes	0	1,550	0	1,550
Ireland
Asset-Backed Securities	0	277	0	277
Corporate Bonds & Notes	0	7,001	0	7,001
Italy
Corporate Bonds & Notes	0	11,850	0	11,850
Mortgage-Backed Securities	0	2,952	0	2,952
Sovereign Issues	0	47,064	0	47,064
Japan
Corporate Bonds & Notes	0	599	0	599
Sovereign Issues	0	62,303	0	62,303
Luxembourg
Corporate Bonds & Notes	0	1,657	0	1,657
Mexico
Sovereign Issues	0	3,780	0	3,780
Netherlands
Asset-Backed Securities	0	1,432	0	1,432
Corporate Bonds & Notes	0	839	0	839
Norway
Corporate Bonds & Notes	0	2,019	0	2,019
Sovereign Issues	0	3,355	0	3,355
Poland
Sovereign Issues	0	27	0	27
Portugal
Corporate Bonds & Notes	0	1,928	0	1,928
Slovenia
Sovereign Issues	0	17,026	0	17,026
Spain
Corporate Bonds & Notes	0	656	0	656
Sovereign Issues	0	23,828	0	23,828
Supranational
Corporate Bonds & Notes	0	481	0	481
Sweden
Corporate Bonds & Notes	0	2,965	0	2,965
Sovereign Issues	0	516	0	516
Switzerland
Corporate Bonds & Notes	0	10,429	0	10,429
United Kingdom
Asset-Backed Securities	0	1,391	0	1,391
Bank Loan Obligations	0	1,602	0	1,602
Corporate Bonds & Notes	0	8,320	0	8,320
Mortgage-Backed Securities	0	11,198	0	11,198
Sovereign Issues	0	20,111	0	20,111
United States
Asset-Backed Securities	0	22,153	0	22,153
Corporate Bonds & Notes	0	10,058	0	10,058
Mortgage-Backed Securities	0	19,083	0	19,083
Preferred Securities	43	0	0	43
U.S. Government Agencies	0	13,786	0	13,786
U.S. Treasury Obligations	0	57,430	0	57,430
Short-Term Instruments
Certificates of Deposit	0	2,005	0	2,005
Repurchase Agreements	0	681	0	681
U.S. Treasury Bills	0	128	0	128
	$43	$463,979	$0	$464,022

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$70,342	$0	$0	$70,342

Total Investments	$70,385	$463,979	$0	$534,364

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(77,177)	$0	$(77,177)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,085	278	0	1,363
Over the counter	0	8,653	0	8,653
	$1,085	$8,931	$0	$10,016

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(251)	(1,051)	0	(1,302)
Over the counter	0	(10,335)	0	(10,335)

	$(251)	$(11,386)	$0	$(11,637)

Totals	$71,219	$384,347	$0	$455,566

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.0%
CORPORATE BONDS & NOTES 9.4%
BANKING & FINANCE 8.7%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,300	$1,297
3.125% due 01/15/2016		300	302
3.500% due 07/18/2016		300	305
4.750% due 09/10/2018		100	103
5.500% due 02/15/2017		975	1,019
Banco Popular Espanol S.A.
8.250% due 04/10/2020 (e)	EUR	6,800	7,524
11.500% due 10/10/2018 (e)		3,200	3,976
Banco Santander S.A.
6.250% due 09/11/2021 (e)		10,400	11,297
Bankia S.A.
0.198% due 01/25/2016		300	334
3.500% due 01/17/2019		6,100	7,096
4.375% due 02/14/2017		400	468
Barclays Bank PLC
7.625% due 11/21/2022		$10,300	11,749
7.750% due 04/10/2023		400	434
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	200	223
8.000% due 12/15/2020 (e)		800	950
BPCE S.A.
4.625% due 07/11/2024		$6,300	6,164
Caifu Holdings Ltd.
8.750% due 01/24/2020		1,400	1,383
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	400	449
7.875% due 01/23/2024 (e)		$2,300	2,360
8.125% due 09/19/2033		1,300	1,435
Credit Suisse AG
6.500% due 08/08/2023		5,900	6,467
Evergrande Real Estate Group Ltd.
12.000% due 02/17/2020		2,900	2,877
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,337
4.750% due 08/15/2017		800	845
International Lease Finance Corp.
5.750% due 05/15/2016		300	308
6.750% due 09/01/2016		300	316
8.625% due 09/15/2015		300	304
KBC Bank NV
8.000% due 01/25/2023		3,400	3,727
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	6,000	9,748
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	3,000	2,736
Navient Corp.
6.250% due 01/25/2016		$123	126
Rabobank Group
8.375% due 07/26/2016 (e)		2,900	3,038
8.400% due 06/29/2017 (e)		700	758
Springleaf Finance Corp.
5.400% due 12/01/2015		100	101
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	800	866
8.000% due 06/03/2024 (e)(h)		$600	590

			95,012

INDUSTRIALS 0.7%
DISH DBS Corp.
7.125% due 02/01/2016		1,200	1,233
HCA, Inc.
6.500% due 02/15/2016		200	207
Longfor Properties Co. Ltd.
6.750% due 01/29/2023		2,800	2,771
MGM Resorts International
7.500% due 06/01/2016		300	313
10.000% due 11/01/2016		100	109
Sunac China Holdings Ltd.
8.750% due 12/05/2019		2,900	2,880
Time Warner Cable, Inc.
5.850% due 05/01/2017		200	214

			7,727

UTILITIES 0.0%
Sprint Communications, Inc.
6.000% due 12/01/2016		500	519

Total Corporate Bonds & Notes (Cost $106,069)			103,258

U.S. GOVERNMENT AGENCIES 7.0%
Fannie Mae
0.737% due 09/25/2041		7,119	7,195
3.000% due 07/01/2045		48,000	47,711
3.500% due 07/01/2045		19,500	20,059
4.000% due 10/01/2040 †		14	15
Freddie Mac
0.736% due 07/15/2041		2,104	2,124

Total U.S. Government Agencies (Cost $76,913)			77,104

U.S. TREASURY OBLIGATIONS 33.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		34,670	30,374
3.000% due 11/15/2044		2,200	2,142
3.000% due 05/15/2045		5,210	5,083
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019		7,169	7,255
0.125% due 04/15/2020		23,438	23,618
0.250% due 01/15/2025		1,099	1,076
0.625% due 07/15/2021 (h)(k)		35,165	36,283
0.750% due 02/15/2045 (j)		20,696	18,764
1.375% due 02/15/2044		17,135	18,159
1.875% due 07/15/2015 (k)		2,433	2,440
1.875% due 07/15/2019 (k)		665	725
2.125% due 02/15/2040		482	590
2.375% due 01/15/2025 (k)		31,880	37,456
2.500% due 07/15/2016 (k)		949	984
2.500% due 01/15/2029		13,344	16,411
3.875% due 04/15/2029		345	488
U.S. Treasury Notes
1.500% due 05/31/2020 (h)		38,400	38,154
1.625% due 04/30/2019 (k)(m)		29,100	29,409
1.625% due 06/30/2020		18,900	18,882
1.750% due 03/31/2022 (h)(k)(m)		39,600	38,848
1.875% due 05/31/2022 (h)		26,800	26,478
2.000% due 06/30/2022		11,500	11,538

Total U.S. Treasury Obligations (Cost $371,398)			365,157

MORTGAGE-BACKED SECURITIES 1.1%
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035		231	234
2.260% due 08/25/2035		74	75
2.501% due 08/25/2033		240	240
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		600	642
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^		694	687
Countrywide Alternative Loan Trust
0.517% due 11/20/2035		1,574	1,280
1.158% due 02/25/2036		302	274
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 03/25/2035		179	172
2.399% due 09/20/2036 ^		196	174
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,122	1,215
Marche Mutui SRL
0.419% due 02/25/2055	EUR	804	883
2.248% due 01/27/2064		1,823	2,080
Marche SRL
0.398% due 10/27/2065		530	591
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		$517	426
Structured Adjustable Rate Mortgage Loan Trust
2.542% due 01/25/2035		48	47
Structured Asset Mortgage Investments Trust
0.438% due 07/19/2035		89	85
WaMu Mortgage Pass-Through Certificates Trust
0.858% due 02/25/2047 ^		335	271
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/2036		836	834
2.625% due 09/25/2036 ^		1,965	1,833

Total Mortgage-Backed Securities (Cost $10,992)			12,043

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		964	1,031
Wood Street CLO BV
0.305% due 11/22/2021	EUR	241	267

Total Asset-Backed Securities (Cost $1,214)			1,298

SOVEREIGN ISSUES 17.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		1,500	911
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (c)	BRL	8,000	1,681
France Government Bond
0.250% due 07/25/2018 (d)	EUR	2,709	3,142
1.000% due 07/25/2017		1,250	1,458
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021		23,070	27,911
2.350% due 09/15/2024 (d)		11,984	14,726
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	46,416	3,181
4.000% due 11/08/2046 (d)		20,167	1,396
4.500% due 12/04/2025 (d)		92,766	6,761
New Zealand Government Bond
2.000% due 09/20/2025	NZD	8,100	5,617
3.000% due 09/20/2030		1,300	992
Republic of Germany
0.750% due 04/15/2018 (d)(h)	EUR	62,046	72,111
Slovenia Government International Bond
5.250% due 02/18/2024		$1,900	2,081
5.850% due 05/10/2023		2,600	2,955
United Kingdom Gilt
0.125% due 03/22/2024 (d)	GBP	27,668	47,042

Total Sovereign Issues (Cost $206,025)			191,965

	SHARES
COMMON STOCKS 6.4%
CONSUMER DISCRETIONARY 0.5%
Orbitz Worldwide, Inc. (a)(j)		482,990	5,516
SFX Entertainment, Inc. (a)		23,989	107

			5,623

ENERGY 0.6%
Dresser-Rand Group, Inc. (a)		78,619	6,697

FINANCIALS 2.6%
Bank of China Ltd. ‘A’		8,931,000	7,043
China Construction Bank Corp. ‘A’		7,551,227	8,682
HCC Insurance Holdings, Inc.		48,644	3,738
Industrial & Commercial Bank of China Ltd. ‘A’		10,717,900	9,109

			28,572

HEALTH CARE 1.0%
Catamaran Corp. (a)(j)		61,149	3,735
Hospira, Inc. (a)(j)		42,154	3,740
Omnicare, Inc. (j)		39,676	3,739

			11,214

INDUSTRIALS 0.8%
Koninklijke Philips Electronics NV		842	21
Pall Corp. (j)		29,997	3,733
Polypore International, Inc. (a)(j)		76,485	4,580

			8,334

INFORMATION TECHNOLOGY 0.6%
Altera Corp.		73,095	3,742
iGate Corp. (a)(j)		54,556	2,602

			6,344

MATERIALS 0.3%
Sigma-Aldrich Corp. (j)	27,847	3,881

UTILITIES 0.0%
Pepco Holdings, Inc.	1,895	51

Total Common Stocks (Cost $63,108)		70,716

EXCHANGE-TRADED FUNDS 3.3%
iShares MSCI EAFE ETF	322,629	20,484
Vanguard FTSE Emerging Markets ETF	372,704	15,236

Total Exchange-Traded Funds (Cost $36,205)		35,720

REAL ESTATE INVESTMENT TRUSTS 1.5%
FINANCIALS 1.5%
American Capital Agency Corp.	867,209	15,931

Total Real Estate Investment Trusts (Cost $17,221)		15,931

SHORT-TERM INSTRUMENTS 7.4%
REPURCHASE AGREEMENTS (g) 5.4%		58,888

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.9%
Fannie Mae
0.080% due 09/18/2015 †	$5,000	4,999
Federal Home Loan Bank
0.040% due 07/10/2015 - 07/15/2015 †	1,100	1,100
0.070% due 08/14/2015 - 08/19/2015 †	400	400
0.125% due 09/02/2015 (k)†	8,500	8,500
0.173% due 09/04/2015 †	100	100
Freddie Mac
0.100% due 10/29/2015 †	4,700	4,699
0.150% due 07/10/2015 †	600	600

		20,398

U.S. TREASURY BILLS 0.1%
0.013% due 07/16/2015 - 11/05/2015 (b)(m)†	1,363	1,363

Total Short-Term Instruments (Cost $80,647)		80,649

Total Investments in Securities (Cost $969,792)		953,841

	SHARES
INVESTMENTS IN AFFILIATES 36.1%
MUTUAL FUNDS (f) 33.9%
PIMCO Capital Securities and Financials Fund	1,100,000	10,857
PIMCO Emerging Markets Corporate Bond Fund	1,042,933	11,097
PIMCO Income Fund	13,951,145	172,436
PIMCO Mortgage Opportunities Fund	1,989,963	22,148
PIMCO StocksPLUS® Fund	10,427,331	99,164
PIMCO TRENDS Managed Futures Strategy Fund	5,459,766	55,690

Total Mutual Funds (Cost $368,912)		371,392

EXCHANGE-TRADED FUNDS 2.2%
PIMCO Diversified Income Active Exchange-Traded Fund	274,000	13,465
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	260,000	11,411

Total Exchange-Traded Funds (Cost $26,215)		24,876

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11,197	111

Total Short-Term Instruments (Cost $111)		111

Total Investments in Affiliates (Cost $395,238)		396,379

Total Investments 123.1% (Cost $1,365,030)		$1,350,220
Financial Derivative Instruments (i)(l) 0.9% (Cost or Premiums, net $19,320)		10,290
Other Assets and Liabilities, net (24.0%)		(263,233)

Net Assets 100.0%		$1,097,277

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.250%	†	06/30/2015	07/01/2015	$2,700	U.S. Treasury Notes 2.125% due 09/30/2021	$(2,753)	$2,700	$5,400
					2,700	U.S. Treasury Notes 2.125% due 09/30/2021	(2,753)	2,700
DEU	0.140	†	06/30/2015	07/01/2015	6,400	U.S. Treasury Notes 2.625% due 11/15/2020	(6,536)	6,400	11,800
					5,400	U.S. Treasury Notes 2.625% due 11/15/2020	(5,515)	5,400
GSC	0.350		06/30/2015	07/01/2015	2,200	Freddie Mac 3.500% due 09/01/2042	(2,274)	2,200	2,200
JPS	0.250	†	06/30/2015	07/01/2015	3,600	U.S. Treasury Notes 2.000% due 05/31/2021	(3,680)	3,600	5,800
					2,200	U.S. Treasury Notes 2.000% due 05/31/2021	(2,248)	2,200
MSC	0.220	†	06/30/2015	07/01/2015	18,100	U.S. Treasury Bonds 3.750% due 11/15/2043	(18,434)	18,100	18,100
NOM	0.200		06/30/2015	07/01/2015	2,200	U.S. Treasury Notes 2.375% due 08/15/2024	(2,243)	2,200	2,200
RDR	0.250		06/30/2015	07/01/2015	3,300	U.S. Treasury Notes 2.250% due 11/15/2024	(3,365)	3,300	3,300
SAL	0.250	†	06/30/2015	07/01/2015	7,600	U.S. Treasury Notes 1.625% due 06/30/2020	(7,753)	7,600	7,600
SSB	0.000	†	06/30/2015	07/01/2015	2,488	Fannie Mae 2.260% due 10/17/2022	(2,542)	2,488	2,488

Total Repurchase Agreements							$(60,096)	$58,888	$58,888

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.010%	06/30/2015	07/02/2015	$(14,047)	$(14,047)
	0.150	06/30/2015	07/06/2015	(1,414)	(1,414)
	0.180	06/30/2015	07/09/2015	(1,591)	(1,591)
GRE	0.300	06/30/2015	07/02/2015	(8,049)	(8,049)
	0.350	06/12/2015	07/02/2015	(3,332)	(3,333)
IND	0.230	01/14/2015	07/14/2015	(28,695)	(28,726)
JPM	(1.500)	03/20/2015	07/22/2015	(490)	(490)
JPS	0.120	06/30/2015	07/15/2015	(177)	(177)
	0.150	06/30/2015	07/07/2015	(31,727)	(31,727)
	0.230	06/30/2015	07/13/2015	(1,325)	(1,326)
	0.270	06/30/2015	07/06/2015	(3,358)	(3,358)
	0.450	06/26/2015	07/02/2015	(2,875)	(2,874)
SCX	0.320	06/18/2015	07/20/2015	(591)	(591)
	0.330	06/19/2015	07/17/2015	(1,874)	(1,874)

Total Reverse Repurchase Agreements					$(99,577)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
BCY	(0.350)%	06/30/2015	07/01/2015		$(7,097)	$(7,097)
BPG	(0.050)	07/01/2015	07/02/2015		(2,591)	(2,591)
	0.500	06/30/2015	07/07/2015		(15,928)	(15,934)
BPS	0.000	05/07/2015	08/06/2015	EUR	(11,517)	(12,880)
GSC	(0.200)	06/25/2015	07/01/2015		$(2,583)	(2,583)
	(0.100)	06/29/2015	07/02/2015		(10,589)	(10,589)
MYI	(0.160)	04/16/2015	07/16/2015	EUR	(58,860)	(65,795)
	(0.140)	04/16/2015	07/16/2015		(10,869)	(12,135)

Total Sale-Buyback Transactions						$(129,604)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $179,086 at a weighted average interest rate of (0.008%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$58,000	$(58,004)	$(57,652)
Fannie Mae †	3.500	07/01/2045	35,500	(36,680)	(36,517)
Fannie Mae	3.500	08/01/2045	6,000	(6,144)	(6,156)
Fannie Mae	4.000	07/01/2045	12,000	(12,686)	(12,698)
Fannie Mae	4.000	08/01/2045	22,000	(23,217)	(23,228)
Fannie Mae	4.500	07/01/2045	22,000	(23,714)	(23,770)

				$(160,445)	$(160,021)

Total Short Sales				$(160,445)	$(160,021)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $227,966 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE iShares MSCI Emerging Markets Index Fund	$41.000	07/17/2015	2,719	$87	$52

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	285	$47	$39

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,135.000	07/17/2015	158	$201	$33
Call - EUREX EURO STOXX 50 Index	3,625.000	07/17/2015	1,370	1,299	414
Call - EUREX EURO STOXX 50 Index	3,400.000	12/20/2019	733	2,612	3,676

				$4,112	$4,123

Total Purchased Options				$4,246	$4,214

Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI Emerging Markets Index Fund	$38.000	07/17/2015	2,721	$(50)	$(60)
Put - CBOE iShares MSCI Emerging Markets Index Fund	39.000	07/17/2015	2,719	(99)	(128)

				$(149)	$(188)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2015	71	$(58)	$(32)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	71	(47)	(55)

				$(105)	$(87)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,020.000	07/17/2015	158	$(181)	$(271)
Put - EUREX EURO STOXX 50 Index	3,350.000	07/17/2015	685	(310)	(564)
Put - EUREX EURO STOXX 50 Index	3,450.000	07/17/2015	685	(320)	(899)
Call - EUREX EURO STOXX 50 Index	3,750.000	07/17/2015	1,370	(519)	(108)
Put - EUREX EURO STOXX 50 Index	2,100.000	12/20/2019	733	(1,773)	(1,228)

				$(3,103)	$(3,070)

Total Written Options				$(3,357)	$(3,345)

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	1,573	$(312)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	818	(284)	20	0
90-Day Eurodollar June Futures	Short	06/2016	1,229	(469)	15	0
90-Day Eurodollar March Futures	Short	03/2016	1,113	(472)	14	0
90-Day Eurodollar September Futures	Short	09/2016	1,110	(538)	28	0
Aluminum October Futures †	Short	10/2015	74	51	0	0
Arabica Coffee December Futures †	Short	12/2015	9	(16)	0	0
Brent Crude November Futures †	Long	10/2015	127	(187)	182	0
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	143	(13)	72	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	143	6	0	(26)
Cocoa December Futures †	Long	12/2015	36	55	0	(21)
Copper October Futures †	Long	10/2015	13	8	0	0
Corn December Futures †	Short	12/2015	77	(188)	0	(113)
E-mini NASDAQ 100 Index September Futures	Long	09/2015	364	(543)	89	0
E-mini S&P 500 Index September Futures	Long	09/2015	1,752	(3,108)	342	0
EURO STOXX 50 September Futures	Long	09/2015	1,033	(1,334)	0	(2,154)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	177	(153)	160	(575)
FTSE 100 Index September Futures	Long	09/2015	213	(911)	0	(711)
FTSE China A50 Index July Futures	Short	07/2015	2,048	251	0	(2,048)
Gas Oil October Futures †	Short	10/2015	11	16	0	(9)
Gold 100 oz. August Futures †	Long	08/2015	215	(204)	0	(155)
Gold 100 oz. December Futures †	Long	12/2015	1	(2)	0	(1)
Hang Seng China Enterprises Index July Futures	Long	07/2015	707	(2,268)	1,240	(1,792)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	178	(296)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	232	(254)	4	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	232	(102)	6	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	160	(185)	3	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	184	(217)	4	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	232	(263)	2	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	178	(278)	2	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	184	(237)	2	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	184	(302)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	223	(190)	4	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	232	(241)	3	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	223	(250)	3	0
Mini MSCI Emerging Markets Index September Futures	Long	09/2015	451	(191)	316	0
Natural Gas December Futures †	Short	11/2015	18	(18)	0	(3)
Natural Gas January Futures †	Long	12/2015	18	(36)	1	0
Natural Gas October Futures †	Short	09/2015	32	(47)	0	(7)
New York Harbor ULSD October Futures †	Short	09/2015	10	23	0	(18)
Nickel October Futures †	Long	10/2015	10	(48)	0	0
Nikkei 225 Index September Futures	Long	09/2015	129	(47)	69	(303)
Nikkei Index 400 September Futures	Long	09/2015	4,656	(942)	304	(1,636)
Platinum October Futures †	Long	10/2015	134	(145)	0	(19)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	143	38	49	0
RBOB Gasoline November Futures †	Short	10/2015	145	315	0	(195)
Silver December Futures †	Long	12/2015	2	(4)	0	(1)
Soybean November Futures †	Long	11/2015	4	21	11	0
Sugar No. 11 October Futures †	Short	09/2015	119	104	0	(53)
U.S. Treasury 5-Year Note September Futures	Short	09/2015	108	16	4	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	872	(821)	0	(27)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	281	364	23	0
Volatility S&P 500 Index November Futures	Short	11/2015	83	(51)	4	0
VSTOXX Mini November Futures	Long	11/2015	759	33	34	(1)
Wheat December Futures †	Short	12/2015	32	(112)	0	(50)
WTI Crude December Futures †	Short	11/2015	603	101	0	(663)
WTI Crude December Futures †	Long	11/2016	603	(625)	501	0
WTI Crude October Futures †	Long	09/2015	17	(11)	19	0
Zinc October Futures †	Long	10/2015	13	(15)	0	0

Total Futures Contracts				$(15,528)	$3,531	$(10,581)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin (5)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-23 5-Year Index	(1.000)%	12/20/2019	$8,600	$(117)	$38	$0	$(8)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	1.000%	06/20/2020	EUR	35,400	$489	$(247)	$0	$(161)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$98,500	$(139)	$(141)	$7	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		35,100	(187)	(19)	2	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		9,900	(8)	21	0	(3)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		76,400	601	(301)	56	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		29,800	1,532	(716)	83	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		600	(29)	4	0	(1)
Pay	6-Month EUR-EURIBOR	1.250	09/16/2045	EUR	14,100	(1,799)	(3,430)	357	0
Receive	6-Month GBP-LIBOR	1.250	06/17/2017	GBP	27,600	(132)	131	0	(54)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		22,620	688	(163)	0	(402)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		8,940	1,176	1,205	0	(319)
Pay	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	5,290,000	1,835	(63)	66	0
Pay	6-Month JPY-LIBOR	1.000	03/20/2024		1,220,000	415	(55)	17	0
Receive	28-Day MXN-TIIE	4.035	02/03/2017	MXN	439,500	(28)	(130)	0	(29)
Pay	28-Day MXN-TIIE	5.430	11/17/2021		435,000	(503)	(392)	197	0
Pay	28-Day MXN-TIIE	5.750	12/06/2021		205,500	1	101	95	0

						$3,423	$(3,948)	$880	$(808)

Total Swap Agreements						$3,795	$(4,157)	$880	$(977)

(5)	Unsettled variation margin asset of $9 for futures and $11 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $24,974 and cash of $1 have been pledged as collateral as of June 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(k)	Securities with an aggregate market value of $35,817 and cash of $7,464 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	338	$	110	$1	$0
	07/2015	EUR	3,782		4,207	0	(10)
	07/2015	GBP	1,997		3,149	11	0
	07/2015	JPY	438,610		3,532	0	(52)
	07/2015	MXN	11,194		713	1	0
	07/2015	$	109	BRL	338	0	0
	07/2015		4,294	INR	279,614	91	0
	07/2015		54,733	JPY	6,773,762	615	0
	07/2015		204	MXN	3,152	0	(4)
	08/2015		3,050	GBP	1,935	0	(11)
	08/2015		1,213	ILS	4,698	32	0
	08/2015		5,098	SEK	42,540	38	0
	09/2015	HKD	18,073	$	2,331	0	(1)
BPS	07/2015	AUD	4,120		3,175	0	(2)
	07/2015	BRL	25,519		8,297	93	0
	07/2015	CLP	483,400		784	28	0
	07/2015	JPY	6,523,162		52,631	0	(669)
	07/2015	MXN	98,076		6,325	87	0
	07/2015	NZD	14,719		10,485	510	0
	07/2015	$	3,182	AUD	4,120	0	(5)
	07/2015		8,201	BRL	25,519	16	(12)
	07/2015		102	MXN	1,597	0	(1)
	08/2015	BRL	23,079	$	7,352	15	0

	08/2015	$	3,168	AUD	4,117	2	0
	08/2015		762	BRL	2,400	0	(1)
	08/2015		52,649	JPY	6,523,162	673	0
	09/2015	PEN	1,959	$	625	15	0
BRC	07/2015	$	5,526	INR	350,433	0	(30)
	07/2015		927	ZAR	11,348	1	0
CBK	07/2015	CAD	19,278	$	15,622	188	0
	07/2015	EUR	24,742		26,936	0	(648)
	07/2015	NOK	8,063		1,028	0	0
	07/2015	PLN	3,439		911	0	(3)
	07/2015	$	2,918	CAD	3,656	10	0
	07/2015		10,105	EUR	8,908	0	(174)
	07/2015		629	MXN	9,696	0	(12)
	07/2015		2,817	SGD	3,843	35	0
	08/2015		15,615	CAD	19,278	0	(187)
	08/2015		11,936	NOK	93,852	22	0
	08/2015		649	SEK	5,395	2	0
	09/2015	HKD	16,772	$	2,163	0	0
	09/2015	$	2,041	HKD	15,829	0	0
	09/2015		12,336	MXN	195,008	0	(6)
	01/2016	BRL	858	$	257	0	(2)
DUB	07/2015		29,561		9,599	91	0
	07/2015	KRW	19,183,907		17,506	382	0
	07/2015	MXN	3,875		253	6	0
	07/2015	TRY	3,489		1,253	0	(38)
	07/2015	$	9,528	BRL	29,561	0	(20)
	08/2015	NOK	54,199	$	7,331	425	0
	08/2015	$	1,900	CHF	1,781	8	0
	09/2015		7,010	CNY	42,600	0	(68)
FBF	07/2015	MXN	72,630	$	4,757	138	0
	07/2015	$	125	MXN	1,912	0	(3)
	09/2015	CNY	190,637	$	31,018	0	(49)
GLM	07/2015	BRL	36,833		12,451	605	0
	07/2015	MXN	59,933		3,882	70	0
	07/2015	$	10,718	AUD	13,865	0	(21)
	07/2015		11,704	BRL	36,833	143	0
	07/2015		16,037	CAD	19,922	0	(87)
	07/2015		1,347	JPY	166,500	14	0
	08/2015	EUR	14,851	$	16,628	65	0
	08/2015	NOK	51,079		6,840	332	0
	08/2015	$	18,592	CHF	17,349	0	(6)
	08/2015		1,045	GBP	665	0	0
	08/2015		6,178	INR	396,113	3	0
	08/2015		1,049	JPY	129,900	13	0
	08/2015		1,598	MXN	25,152	0	(2)
	08/2015		13,837	NOK	107,620	0	(124)
HUS	07/2015	COP	2,537,023	$	994	22	0
	07/2015	HUF	52,790		189	2	0
	07/2015	INR	70,607		1,105	0	(3)
	07/2015	MXN	6,855		445	9	0
	07/2015	$	1,099	INR	70,607	10	0
	08/2015	NOK	85,000	$	11,259	428	0
	08/2015	$	1,100	INR	70,574	4	0
JPM	07/2015	BRL	55,838	$	20,544	2,584	0
	07/2015	CAD	3,774		3,031	11	0
	07/2015	CHF	785		842	2	0
	07/2015	EUR	5,254		5,946	89	0
	07/2015	RUB	20,652		372	0	(1)
	07/2015	$	17,997	BRL	55,838	0	(38)
	07/2015		844	CHF	785	0	(4)
	07/2015		34,250	EUR	31,204	538	0
	07/2015		4,711	GBP	3,083	133	0
	07/2015		4,602	JPY	564,410	15	(5)
	07/2015		17,685	KRW	19,388,065	0	(379)
	07/2015		2,865	TWD	88,002	0	(15)
	08/2015	CHF	778	$	838	4	0
	08/2015	JPY	429,726		3,518	5	0
	08/2015	THB	34,256		1,023	10	0
	08/2015	$	3,014	CAD	3,753	0	(11)
	08/2015		382	RUB	21,422	1	0
	01/2016	BRL	4,315	$	1,292	0	(11)
	04/2016		9,002		2,700	59	0
MSB	07/2015		72,741		23,445	49	0
	07/2015	NZD	4,191		2,837	0	0
	07/2015	$	23,542	BRL	72,741	83	(229)
	07/2015		4,232	EUR	3,782	0	(15)
	07/2015		22,215	GBP	14,187	80	(5)
	07/2015		10,050	NZD	14,719	0	(76)
	07/2015		383	RUB	20,652	0	(10)
	08/2015	EUR	62,076	$	69,761	518	0
	08/2015	GBP	12,190		19,154	5	0
	08/2015	NZD	14,719		10,021	76	0
	08/2015	$	2,968	NZD	4,396	0	0
NAB	07/2015	AUD	13,865	$	10,725	27	0
	08/2015	$	10,705	AUD	13,865	0	(27)
NGF	07/2015	MXN	222,514	$	14,394	242	0
SCX	07/2015	GBP	15,273		23,466	0	(531)
	07/2015	$	27,730	MXN	432,280	0	(236)
	09/2015	MXN	432,280	$	27,568	237	0
	09/2015	$	9,614	HKD	74,544	2	0
SOG	07/2015		3,029	CAD	3,774	0	(8)
	07/2015		1,605	MXN	24,843	0	(26)
	07/2015		1,025	NOK	8,063	4	0
TDM	07/2015	CAD	4,300	$	3,466	23	0
	08/2015	$	3,464	CAD	4,300	0	(23)
UAG	07/2015	EUR	10,575	$	11,529	0	(260)
	07/2015	JPY	542,900		4,409	0	(27)
	07/2015	$	8,733	EUR	7,727	0	(119)
	07/2015		105	MXN	1,598	0	(3)
	07/2015		2,984	NZD	4,191	0	(147)
	08/2015	EUR	8,127	$	9,105	41	0
	08/2015	MYR	2,301		610	0	0
	08/2015	$	2,899	DKK	19,014	0	(54)
	08/2015		10,995	IDR	149,255,243	46	0
	09/2015		1,080	HKD	8,374	0	0

Total Forward Foreign Currency Contracts						$10,140	$(4,511)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC USD versus CNH	CNH	6.244	05/12/2016	$55,006	$254	$240

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$181,300	$3,141	$1,024
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	32,600	41	35
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	52,900	2,290	46
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	124,100	4,913	1,997
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	54,000	62	59
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	45,900	74	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	231,400	4,880	1,307
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	148,950	6,339	2,397
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	7,400	124	294
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	08/11/2015	21,400	342	419
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	13,200	1,848	2,054

							$24,054	$9,679

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC MSCI Emerging Markets Index	995.480	07/17/2015		$11	$81	$68
FBF	Call - OTC EURO STOXX 50 Index	3,275.000	12/20/2019	EUR	735	2,475	4,088
	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019		5	1,736	2,006

						$4,292	$6,162

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	$111.000	07/07/2015	$42,000	$2	$0
	Call - OTC Fannie Mae 4.000% due 08/01/2045	113.281	08/06/2015	133,000	5	0

					$7	$0

Total Purchased Options					$28,607	$16,081

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR 2,700	$(5)	$(8)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015	2,700	(6)	(9)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015	5,200	(11)	(18)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015	2,400	(5)	(8)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015	2,700	(5)	(9)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015	35,800	(57)	(126)

						$(89)	$(178)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	5,950	$(24)	$0
	Put - OTC EUR versus USD		1.110	07/20/2015		9,228	(46)	(111)
	Call - OTC EUR versus USD		1.170	07/20/2015		9,228	(51)	(9)
BRC	Call - OTC EUR versus USD		1.150	07/15/2015		3,040	(24)	(7)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$5,980	(143)	(829)
FBF	Put - OTC USD versus BRL		2.950	07/13/2015		9,810	(75)	(3)
	Call - OTC USD versus BRL		4.000	03/17/2016		21,300	(900)	(342)
UAG	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	6,700	(38)	(1)

							$(1,301)	$(1,302)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(106)	$(7)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	2,900	(2)	(2)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	7,200	0	(277)
JPM	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	11,700	(132)	(128)
JPM	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	04/10/2020	8,600	0	16
JPM	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	8,600	0	17

						$(240)	$(381)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$15,700	$(72)	$(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		21,100	(73)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		21,400	(139)	(197)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		21,400	(184)	(137)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		45,800	(178)	(145)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		18,700	(64)	(234)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	4,100	(35)	(11)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		4,100	(35)	(35)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$18,700	(57)	(57)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	4,500	(45)	(35)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		$30,900	(19)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		45,900	(46)	(25)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		37,600	(127)	(46)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		55,400	(1,847)	(1,849)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015		7,400	(121)	(8)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/11/2015		21,400	(342)	(50)

								$(3,384)	$(2,863)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Put - OTC Gold 100 oz. October Futures †	$90.000	09/08/2015	$8	$(129)	$(183)
	Put - OTC Gold 100 oz. October Futures †	90.000	09/09/2015	2	(23)	(32)

					$(152)	$(215)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC MSCI Emerging Markets Index	932.040	07/17/2015		$11	$(87)	$(59)
FBF	Put - OTC EURO STOXX 50 Index	2,200.000	12/20/2019	EUR	735	(2,550)	(1,444)
	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019		5	(1,711)	(1,131)

						$(4,348)	$(2,634)

Total Written Options						$(9,514)	$(7,573)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index †	$1,170.500	11/18/2015	2,000	$0	$(7)	$0	$(7)
	Receive	PLTMLNPM Index †	1,100.000	11/18/2015	3,000	0	(50)	0	(50)
MAC	Receive	CUAC 4Q15 †	29.000	12/31/2015	1,506,000	0	137	137	0

						$0	$80	$137	$(57)

Credit Default Swaps on Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Japan Government International Bond	1.000%	09/20/2015	0.083%		$1,900	$11	$(7)	$4	$0
	U.S. Treasury Notes	0.250	06/20/2016	0.109	EUR	5,200	(53)	61	8	0
BRC	Italy Government International Bond	1.000	12/20/2016	0.667		$6,900	(37)	73	36	0
	Japan Government International Bond	1.000	03/20/2016	0.083		4,000	54	(26)	28	0
CBK	California State General Obligation Bonds, Series 2003	1.000	12/20/2017	0.395		20,500	(381)	691	310	0
	Indonesia Government International Bond	1.000	12/20/2019	1.481		4,000	(96)	15	0	(81)
DUB	Indonesia Government International Bond	1.000	12/20/2019	1.481		6,100	(139)	16	0	(123)
	Italy Government International Bond	1.000	12/20/2016	0.667		6,900	(35)	71	36	0
	Spain Government International Bond	1.000	12/20/2016	0.522		6,900	(6)	57	51	0
GST	Japan Government International Bond	1.000	03/20/2016	0.083		200	(2)	3	1	0
JPM	Japan Government International Bond	1.000	03/20/2016	0.083		500	(6)	9	3	0
MYC	Japan Government International Bond	1.000	03/20/2016	0.083		1,000	(12)	19	7	0
	Spain Government International Bond	1.000	12/20/2016	0.522		9,400	(4)	73	69	0
RYL	Japan Government International Bond	1.000	03/20/2016	0.083		6,700	94	(47)	47	0

							$(612)	$1,008	$600	$(204)

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,300	$(32)	$75	$43	$0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	3,600	(5)	5	0	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021		4,200	29	(1)	28	0
BPS	Pay	1-Year BRL-CDI	13.030	01/02/2018		75,300	(35)	31	0	(4)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018		20,500	(3)	2	0	(1)
CBK	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	1,700	0	(6)	0	(6)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		500	(17)	34	17	0
	Pay	3-Month FR-FRCPI Index	1.675	06/15/2025	EUR	6,100	0	63	63	0
DUB	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	17,300	(16)	15	0	(1)
	Receive	1-Year BRL-CDI	11.680	01/04/2021		4,200	29	(1)	28	0
	Receive	3-Month USD-CPURNSA Index	0.070	12/22/2015		$10,200	0	5	5	0
	Pay	3-Month USD-CPURNSA Index	1.480	11/20/2016		4,200	0	(62)	0	(62)
	Pay	3-Month USD-CPURNSA Index	1.473	11/21/2016		8,400	0	(122)	0	(122)
	Pay	28-Day MXN-TIIE	5.840	09/14/2021	MXN	483,000	(113)	320	207	0
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	700	0	(2)	0	(2)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		5,500	(163)	346	183	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		300	0	18	18	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	84,100	(26)	22	0	(4)
GLM	Pay	1-Month GBP-UKRPI	3.358	04/15/2035	GBP	900	0	(39)	0	(39)
	Receive	1-Year BRL-CDI	11.680	01/04/2021	BRL	19,100	130	(1)	129	0
	Pay	3-Month FR-FRCPI Index	1.625	06/18/2025	EUR	3,100	0	14	14	0
HUS	Pay	1-Year BRL-CDI	13.220	01/02/2018	BRL	67,800	0	26	26	0
	Receive	1-Year BRL-CDI	12.230	01/04/2021		1,400	1	0	1	0
JPM	Pay	1-Year BRL-CDI	13.030	01/02/2018		30,700	(40)	38	0	(2)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	3,000	0	(36)	0	(36)
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		33,300	108	(5)	103	0
	Receive	1-Year BRL-CDI	11.680	01/04/2021	BRL	10,800	103	(30)	73	0
RYL	Pay	3-Month USD-CPURNSA Index	1.550	11/05/2016		$15,800	0	(260)	0	(260)
UAG	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		22,600	0	(132)	0	(132)

							$(50)	$317	$938	$(671)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	TPNBNK Index	8,571,755	3-Month USD-LIBOR plus a specified spread	05/18/2016	JPY	2,031,934	$(127)	$0	$(127)
	Receive	KOSPI2 Index	29,000,000	3-Month USD-LIBOR plus a specified spread	09/10/2015	KRW	7,396,934	(75)	0	(75)
FBF	Receive	IOS.FN.300.12 Index	N/A	0.000%	01/12/2043		$11,695	15	15	0
JPM	Receive	EURO STOXX Banks Index	184,226	1-Month USD-LIBOR plus a specified spread	05/16/2016	EUR	28,495	(985)	0	(985)

								$(1,172)	$15	$(1,187)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	SPGCCLP Index	8.851%	06/16/2017	$1,457	$0	$20	$20	$0
	Receive	SPGCCLP Index	9.303	06/16/2017	1,475	0	13	13	0
DUB	Pay	S&P 500 Index	5.546	06/16/2017	2,738	0	12	12	0
GST	Pay	S&P 500 Index	7.156	12/18/2015	44,149	0	2,419	2,419	0
	Pay	S&P 500 Index	5.382	06/16/2017	1,939	0	5	5	0
	Receive	SPGCCLP Index	8.644	05/17/2017	1,457	0	27	27	0
JPM	Pay	GOLDLNPM Index †	11.156	05/07/2020	5,838	0	195	195	0
MAC	Receive	SPGCCLP Index	8.556	06/16/2017	1,099	0	18	18	0
SOG	Pay	Nikkei 225 Index	0.000	12/09/2016	7,936,424	0	109	109	0
	Pay	S&P 500 Index	5.617	05/17/2017	2,532	0	15	15	0
	Pay	S&P 500 Index	5.359	06/16/2017	2,808	0	7	7	0

						$0	$2,840	$2,840	$0

Total Swap Agreements						$(662)	$3,073	$4,530	$(2,119)

(m)	Securities with an aggregate market value of $2,598 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$95,012	$0	$95,012
Industrials	0	7,727	0	7,727
Utilities	0	519	0	519
U.S. Government Agencies	0	77,104	0	77,104
U.S. Treasury Obligations	0	365,157	0	365,157
Mortgage-Backed Securities	0	12,043	0	12,043
Asset-Backed Securities	0	267	1,031	1,298
Sovereign Issues	0	191,965	0	191,965
Common Stocks
Consumer Discretionary	5,623	0	0	5,623
Energy	6,697	0	0	6,697
Financials	28,572	0	0	28,572
Health Care	11,214	0	0	11,214
Industrials	8,334	0	0	8,334
Information Technology	6,344	0	0	6,344
Materials	3,881	0	0	3,881
Utilities	51	0	0	51
Exchange-Traded Funds	35,720	0	0	35,720
Real Estate Investment Trusts
Financials	15,931	0	0	15,931
Short-Term Instruments
Repurchase Agreements	0	58,888	0	58,888
Short-Term Notes	0	20,398	0	20,398
U.S. Treasury Bills	0	1,363	0	1,363
	$122,367	$830,443	$1,031	$953,841

Investments in Affiliates, at Value
Mutual Funds	371,392	0	0	371,392
Exchange-Traded Funds	24,876	0	0	24,876
Short-Term Instruments
Central Funds Used for Cash Management Purposes	111	0	0	111
	$396,379	$0	$0	$396,379

Total Investments	$518,746	$830,443	$1,031	$1,350,220

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(160,021)	$0	$(160,021)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,570	5,055	0	8,625
Over the counter	0	30,642	109	30,751
	$3,570	$35,697	$109	$39,376

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,581)	(4,322)	0	(14,903)
Over the counter	(57)	(13,931)	(215)	(14,203)

	$(10,638)	$(18,253)	$(215)	$(29,106)

Totals	$511,678	$687,866	$925	$1,200,469

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.5%
U.S. GOVERNMENT AGENCIES 125.7%
Fannie Mae
2.000% due 07/01/2028 - 09/01/2028	$3,357	$3,336
2.478% due 01/25/2022 (a)	6,169	649
2.500% due 08/01/2029 - 05/01/2030	4,960	5,018
3.000% due 09/25/2039 - 04/25/2043 (a)	14,565	1,781
3.000% due 07/01/2042 - 08/01/2045	22,334	22,188
3.500% due 07/01/2045 - 08/01/2045	24,621	25,328
3.511% due 10/25/2042	619	489
3.765% due 12/01/2025	3,000	3,176
3.986% due 03/01/2018	2	2
4.000% due 09/01/2019 - 08/01/2045	8,677	9,147
4.061% due 01/25/2017 (a)	7,685	56
4.500% due 06/01/2018 - 08/13/2045	19,216	20,729
4.500% due 06/25/2024 (a)	961	61
5.000% due 02/01/2025 - 08/13/2045	16,435	18,145
5.500% due 02/01/2027 - 11/01/2039	704	795
5.963% due 08/25/2042 (a)	2,314	471
6.000% due 11/01/2028 - 11/01/2040	5,919	6,801
6.013% due 11/25/2044 (a)	10,169	2,174
6.463% due 08/25/2018 (a)	31,921	4,610
Freddie Mac
0.000% due 05/15/2033 (b)(d)	780	715
1.169% due 11/25/2022 (a)	7,797	482
1.181% due 01/25/2020 (a)	37,204	1,438
1.250% due 10/02/2019 (h)(j)	4,200	4,142
1.411% due 04/25/2021 (a)	24,075	1,451
1.502% due 11/25/2019 (a)	13,368	656
2.138% due 05/01/2019	1	1
2.500% due 01/15/2040 (a)	5,065	680
2.700% due 05/01/2031	8	8
3.000% due 02/15/2041 - 07/01/2043	8,391	8,162
4.000% due 11/15/2042 (a)	3,217	715
5.000% due 10/01/2029	98	108
5.500% due 06/01/2035 - 03/01/2041	213	239
7.500% due 08/15/2029 (a)	7	1
11.505% due 10/15/2035	871	953
11.643% due 04/15/2044	533	567
11.776% due 05/15/2035	1,228	1,353
15.264% due 05/15/2041	8,894	10,579
Ginnie Mae
0.000% due 12/20/2032 - 01/20/2041 (b)(d)	1,418	1,160
0.000% due 10/16/2042 - 01/16/2052 (a)	19,399	270
0.074% due 01/16/2044 (a)	11,375	12
0.237% due 11/16/2051 (a)	17,921	292
0.385% due 01/16/2031 - 02/16/2032	466	467
0.435% due 08/16/2032	127	127
0.485% due 12/16/2026 - 08/16/2031	199	200
0.635% due 11/16/2029	590	592
0.685% due 05/16/2027 - 07/16/2028	154	154
0.735% due 04/16/2032	84	85
0.750% due 11/16/2044 (a)	16,831	965
0.865% due 02/20/2060	18,892	19,094
0.902% due 09/20/2063	4,328	4,381
0.976% due 04/16/2042 (a)	25,923	1,032
1.151% due 11/16/2043 (a)	25,719	1,412
1.173% due 03/20/2058	5,574	5,636
1.284% due 01/16/2030	1,283	1,311
1.314% due 05/20/2061	6,764	6,865
1.317% due 05/20/2061	3,176	3,251
1.355% due 08/16/2052 (a)	43,560	2,578
1.412% due 08/16/2040 (a)	22,541	1,081
1.482% due 09/20/2063	2,794	2,909
1.625% due 06/20/2038	255	266
1.750% due 02/20/2030 - 01/20/2034	745	772
1.903% due 04/20/2061	6,392	6,747
2.500% due 09/20/2027 (a)	8,105	691
2.500% due 06/15/2043 - 05/20/2045	2,989	2,884
3.000% due 01/20/2029 (a)	5,423	529
3.000% due 06/20/2030 - 08/01/2045	149,143	150,234
3.150% due 11/15/2042 - 01/15/2043	1,191	1,209
3.500% due 07/01/2045 - 08/01/2045	229,000	237,220
4.000% due 05/20/2016 - 08/01/2045	163,318	172,986
4.000% due 10/20/2043 (a)	1,838	180
4.050% due 04/15/2040 - 12/15/2040	4,619	4,935
4.500% due 07/15/2033 - 08/01/2045	134,575	145,406
4.875% due 08/15/2039 - 10/15/2040	1,329	1,467

5.000% due 12/20/2032 - 07/01/2045	52,036	57,294
5.250% due 08/20/2039	697	773
5.500% due 04/15/2025 - 07/01/2045	16,402	18,339
6.000% due 02/15/2029 - 11/20/2041	2,479	2,795
6.500% due 12/15/2023 - 04/20/2039	949	1,065
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	227	274
8.000% due 09/15/2030	3	3
8.898% due 09/20/2044	1,379	1,413

Total U.S. Government Agencies (Cost $1,026,466)		1,018,563

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
1.500% due 05/31/2020	7,200	7,154
2.000% due 02/15/2025	2,100	2,037

Total U.S. Treasury Obligations (Cost $9,227)		9,191

MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	408	430
Banc of America Funding Ltd.
0.443% due 10/03/2039	587	578
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035	2,854	2,882
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036	3,706	2,996
Credit Suisse Commercial Mortgage Trust
4.792% due 05/27/2053	1,766	1,726
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	17	16
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	4,606	4,739
LB Commercial Mortgage Trust
5.517% due 07/15/2044	336	356
Merrill Lynch Mortgage Investors Trust
2.350% due 10/25/2035	562	567
Mortgage Equity Conversion Asset Trust
0.690% due 02/25/2042	10,809	9,256
0.720% due 10/25/2041	2,852	2,339
0.720% due 05/25/2042	27,910	24,281
Structured Asset Mortgage Investments Trust
0.848% due 09/19/2032	49	48
UBS-Barclays Commercial Mortgage Trust
1.467% due 04/10/2046 (a)	28,309	2,063
WaMu Commercial Mortgage Securities Trust
5.515% due 03/23/2045	1,520	1,551
Wells Fargo Commercial Mortgage Trust
2.240% due 10/15/2045 (a)	13,019	1,272

Total Mortgage-Backed Securities (Cost $53,474)		55,100

ASSET-BACKED SECURITIES 2.1%
ALM Ltd.
1.507% due 02/13/2023	2,100	2,100
Amortizing Residential Collateral Trust
0.767% due 07/25/2032	19	18
Centex Home Equity Loan Trust
0.487% due 01/25/2032	18	16
CIT Group Home Equity Loan Trust
0.720% due 06/25/2033	24	23
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,112	719
Duane Street CLO Ltd.
0.505% due 11/14/2021	413	407
Home Equity Asset Trust
0.785% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.227% due 04/25/2038	2,003	2,000
South Carolina Student Loan Corp.
1.033% due 03/02/2020	7,395	7,424
1.283% due 09/03/2024	4,300	4,352

Total Asset-Backed Securities (Cost $17,216)		17,061

SHORT-TERM INSTRUMENTS 9.8%
REPURCHASE AGREEMENTS (e) 3.8%		31,075

SHORT-TERM NOTES 5.2%
Federal Home Loan Bank
0.039% due 07/15/2015	900	900
0.040% due 07/06/2015 - 07/14/2015	17,200	17,200
0.070% due 08/12/2015 - 08/19/2015	3,500	3,500
0.071% due 08/07/2015	9,300	9,299
0.075% due 08/12/2015	3,900	3,900
0.095% due 08/07/2015	7,200	7,199

		41,998

U.S. TREASURY BILLS 0.8%
0.015% due 08/06/2015 - 11/12/2015 (c)(f)(j)	6,533	6,533

Total Short-Term Instruments (Cost $79,606)		79,606

Total Investments in Securities (Cost $1,185,989)		1,179,521

	SHARES
INVESTMENTS IN AFFILIATES 38.4%
SHORT-TERM INSTRUMENTS 38.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 38.4%
PIMCO Short-Term Floating NAV Portfolio III	31,388,820	311,314

Total Short-Term Instruments (Cost $313,225)		311,314

Total Investments in Affiliates (Cost $313,225)		311,314

Total Investments 183.9% (Cost $1,499,214)		$1,490,835
Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(2,978))		(1,894)
Other Assets and Liabilities, net (83.7%)		(678,469)

Net Assets 100.0%		$810,472

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MSC	0.220%	06/30/2015	07/01/2015	$25,100	U.S. Treasury Bonds 3.750% due 11/15/2043	$(25,563)	$25,100	$25,100
SAL	0.250	06/30/2015	07/01/2015	5,500	U.S. Treasury Notes 1.625% due 06/30/2020	(5,610)	5,500	5,500
SSB	0.000	06/30/2015	07/01/2015	475	Fannie Mae 2.260% due 17/10/2022	(486)	475	475

Total Repurchase Agreements						$(31,659)	$31,075	$31,075

(1)	Includes accrued interest.

As of June 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $2,871 at a weighted average interest rate of (0.234%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	2.500%	07/01/2045	$3,000	$(2,876)	$(2,872)
Fannie Mae	3.000	07/01/2030	10,000	(10,330)	(10,346)
Fannie Mae	3.000	07/01/2045	4,000	(4,013)	(3,976)
Fannie Mae	3.500	07/01/2045	12,000	(12,384)	(12,344)
Fannie Mae	3.500	08/01/2045	19,000	(19,519)	(19,494)
Fannie Mae	4.000	07/01/2030	3,000	(3,149)	(3,147)
Fannie Mae	4.000	07/01/2045	26,500	(27,973)	(28,042)
Fannie Mae	4.500	07/01/2045	9,000	(9,733)	(9,724)
Fannie Mae	4.500	08/13/2045	35,000	(37,789)	(37,762)
Fannie Mae	5.000	07/01/2045	8,000	(8,836)	(8,831)
Fannie Mae	5.000	08/13/2045	8,000	(8,824)	(8,829)
Freddie Mac	4.500	07/01/2045	1,000	(1,083)	(1,079)
Ginnie Mae	4.500	07/01/2045	9,000	(9,779)	(9,769)
U.S. Treasury Notes	2.125	09/30/2021	400	(402)	(406)

Total Short Sales				$(156,690)	$(156,621)

(2)	Payable for short sales includes $2 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $2,837 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.400%	06/30/2025	$ 24,000	$117	$(30)	$12	$0

Total Swap Agreements					$117	$(30)	$12	$0

(h)	Securities with an aggregate market value of $795 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450%	08/04/2015	$21,000	$203	$281
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.498	08/27/2015	23,000	207	343
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/04/2015	34,000	328	372

							$738	$996

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	$112.000	07/07/2015	$55,000	$2	$0

Total Purchased Options					$740	$996

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.148%	08/04/2015	$21,000	$(203)	$(29)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.140	08/27/2015	23,000	(206)	(58)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	02/01/2016	50,000	(1,520)	(438)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	02/01/2016	50,000	(1,520)	(2,520)

							$(3,449)	$(3,045)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.500% due 07/01/2045	$103.336	07/07/2015	$7,000	$(22)	$(13)
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.570	07/07/2015	12,000	(44)	(28)
	Call - OTC Fannie Mae 3.500% due 07/01/2045	102.988	07/07/2015	14,000	(41)	(46)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	103.203	07/07/2015	12,000	(41)	(65)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.172	07/07/2015	12,000	(43)	(15)
	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.172	07/07/2015	6,000	(20)	(15)
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.242	07/07/2015	8,000	(26)	(18)
	Put - OTC Fannie Mae 3.500% due 08/01/2045	101.063	08/06/2015	9,000	(32)	(20)

					$(269)	$(220)

Total Written Options					$(3,718)	$(3,265)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)%	10/11/2021	$500	$0	$(3)	$0	$(3)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.576%	08/13/2015	$172,000	$0	$116	$116	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.579	08/13/2015	105,000	0	68	68	0
JPM	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.575	08/13/2015	183,000	0	125	125	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.578	08/13/2015	84,000	0	55	55	0

						$0	$364	$364	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$812		$2	$2	$0

Total Swap Agreements							$0	$363	$366	$(3)

(j)	Securities with an aggregate market value of $2,897 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
U.S. Government Agencies	$0	$1,018,563	$0	$1,018,563
U.S. Treasury Obligations	0	9,191	0	9,191
Mortgage-Backed Securities	0	13,906	41,194	55,100
Asset-Backed Securities	0	17,061	0	17,061
Short-Term Instruments
Repurchase Agreements	0	31,075	0	31,075
Short-Term Notes	0	41,998	0	41,998
U.S. Treasury Bills	0	6,533	0	6,533
	$0	$1,138,327	$41,194	$1,179,521

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$311,314	$0	$0	$311,314

Total Investments	$311,314	$1,138,327	$41,194	$1,490,835

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(156,215)	0	(156,215)
U.S. Treasury Obligations	0	(406)	0	(406)
	$0	$(156,621)	$0	$(156,621)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	1,362	0	1,362
	$0	$1,374	$0	$1,374

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3,268)	$0	$(3,268)

Totals	$311,314	$979,812	$41,194	$1,332,320

There were no significant transfers between Levels 1 or 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$43,213	$0	$(488)	$54	$52	$89	$0	$(1,726)	$41,194	$237

Totals	$43,213	$0	$(488)	$54	$52	$89	$0	$(1,726)	$41,194	$237

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$5,317	Proxy Pricing	Base Price	98.56 - 102.63
	35,877	Third Party Vendor	Broker Quote	82.00 - 87.00

Total	$41,194

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.1%
SHORT-TERM INSTRUMENTS 105.1%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 16.5%		$58,300

TREASURY REPURCHASE AGREEMENTS (a) 88.6%		312,900

Total Short-Term Instruments (Cost $371,200)		371,200

Total Investments in Securities (Cost $371,200)		371,200

Total Investments 105.1% (Cost $371,200)		$371,200
Other Assets and Liabilities, net (5.1%)		(18,122)

Net Assets 100.0%		$353,078

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
BPG	0.250%	06/30/2015	07/01/2015	$3,400	Fannie Mae 4.000% due 09/01/2042	$(3,539)	$3,400	$3,400
FAR	0.300	06/30/2015	07/01/2015	50,000	Fannie Mae 3.500% due 07/01/2045	(51,484)	50,000	50,001
SSB	0.000	06/30/2015	07/01/2015	4,900	Fannie Mae 2.260% due 10/17/2022	(5,000)	4,900	4,900
Treasury Repurchase Agreements
BPG	0.220	06/30/2015	07/01/2015	30,200	U.S. Treasury Notes 2.000% due 02/28/2021	(30,809)	30,200	30,200
IND	0.230	06/30/2015	07/01/2015	45,300	U.S. Treasury Notes 2.750% due 02/15/2019	(46,197)	45,300	45,300
JPS	0.250	06/30/2015	07/01/2015	9,200	U.S. Treasury Notes 2.000% due 05/31/2021	(9,403)	9,200	9,200
MBC	0.240	06/30/2015	07/01/2015	46,800	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(46,637)	46,800	46,800
					U.S. Treasury Notes 2.000% due 10/31/2021	(1,549)
MSC	0.220	06/30/2015	07/01/2015	22,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(23,017)	22,600	22,600
SCX	0.250	06/30/2015	07/01/2015	45,300	U.S. Treasury Notes 2.125% due 09/30/2021	(46,237)	45,300	45,300
SGY	0.180	06/30/2015	07/01/2015	45,300	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2023	(46,040)	45,300	45,300
RDR	0.250	06/30/2015	07/01/2015	45,300	U.S. Treasury Notes 1.375% due 02/29/2020	(46,242)	45,300	45,301
TDM	0.250	06/30/2015	07/01/2015	22,900	U.S. Treasury Notes 1.500% due 11/30/2019	(23,387)	22,900	22,900

Total Repurchase Agreements						$(379,541)	$371,200	$371,202

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$58,300	$0	$58,300
Treasury Repurchase Agreements	0	312,900	0	312,900

Total Investments	$0	$371,200	$0	$371,200

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.5%
BANK LOAN OBLIGATIONS 0.2%
CDRH Parent, Inc.
9.000% due 07/01/2022		$2,000	$1,935
Getty Images, Inc.
4.750% due 10/18/2019		12,198	9,097
Sun Products Corp.
5.500% due 03/23/2020		6,496	6,318
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	3,674

Total Bank Loan Obligations (Cost $24,437)			21,024

CORPORATE BONDS & NOTES 94.2%
BANKING & FINANCE 12.2%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		10,000	10,600
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		16,600	16,455
4.500% due 05/15/2021		42,750	43,071
Ally Financial, Inc.
5.125% due 09/30/2024		20,000	20,125
6.250% due 12/01/2017		7,250	7,758
7.500% due 09/15/2020		35,330	41,248
8.000% due 03/15/2020		20,078	23,692
8.000% due 11/01/2031		5,738	7,330
Argos Merger Sub, Inc.
7.125% due 03/15/2023		23,525	24,701
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	10,200	11,420
9.000% due 05/09/2018 (e)		$10,000	10,775
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	10,000	10,863
Bank of America Corp.
6.250% due 09/05/2024 (e)		$12,500	12,461
Barclays Bank PLC
7.625% due 11/21/2022		4,800	5,475
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	5,000	5,565
6.625% due 09/15/2019 (e)		$5,000	4,885
8.000% due 12/15/2020 (e)	EUR	12,000	14,248
8.250% due 12/15/2018 (e)		$10,000	10,580
CBRE Services, Inc.
5.000% due 03/15/2023		15,000	15,225
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		11,000	8,910
CIT Group, Inc.
5.000% due 08/15/2022		53,000	52,602
5.000% due 08/01/2023		20,000	19,750
5.250% due 03/15/2018		7,250	7,513
5.500% due 02/15/2019		25,000	26,125
Credit Agricole S.A.
6.500% due 06/23/2021 (e)	EUR	2,500	2,808
6.625% due 09/23/2019 (e)		$7,500	7,333
7.875% due 01/23/2024 (e)		55,850	57,463
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		33,500	32,219
7.500% due 12/11/2023 (e)		7,222	7,544
Crown Castle International Corp.
4.875% due 04/15/2022		10,000	10,125
5.250% due 01/15/2023		33,500	33,868
Denali Borrower LLC
5.625% due 10/15/2020		23,000	24,236
ESH Hospitality, Inc.
5.250% due 05/01/2025		12,150	11,877
Felcor Lodging LP
6.000% due 06/01/2025		3,750	3,825
General Motors Financial Co., Inc.
3.250% due 05/15/2018		15,000	15,363
4.250% due 05/15/2023		10,500	10,629
4.375% due 09/25/2021		8,750	9,092
6.750% due 06/01/2018		2,000	2,233
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		10,000	10,600
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		15,000	15,056
6.375% due 03/30/2025 (e)		4,000	4,030

HUB International Ltd.
7.875% due 10/01/2021		18,000	18,405
ILFC E-Capital Trust
6.250% due 12/21/2065		15,250	15,021
ING Groep NV
6.000% due 04/16/2020 (e)		4,100	4,067
6.500% due 04/16/2025 (e)		2,700	2,617
International Lease Finance Corp.
6.250% due 05/15/2019		12,000	13,005
8.250% due 12/15/2020		7,100	8,449
8.750% due 03/15/2017		5,000	5,483
Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,650	13,267
iStar Financial, Inc.
5.000% due 07/01/2019		16,000	15,840
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	9,800
7.375% due 04/01/2020		19,000	18,762
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		6,000	8,625
Lloyds Banking Group PLC
7.000% due 06/27/2019 (e)	GBP	1,117	1,764
7.500% due 06/27/2024 (e)		$51,139	52,801
7.625% due 06/27/2023 (e)	GBP	9,298	15,107
Navient Corp.
4.875% due 06/17/2019		$12,450	12,357
5.000% due 10/26/2020		5,750	5,736
5.500% due 01/25/2023		5,000	4,763
5.625% due 08/01/2033		4,750	3,871
5.875% due 10/25/2024		13,375	12,606
6.125% due 03/25/2024		27,000	25,920
8.000% due 03/25/2020		12,250	13,689
8.450% due 06/15/2018		15,000	16,707
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		7,250	7,576
7.250% due 12/15/2021		20,000	20,750
PHH Corp.
6.375% due 08/15/2021		11,250	11,109
Provident Funding Associates LP
6.750% due 06/15/2021		5,000	4,800
Quicken Loans, Inc.
5.750% due 05/01/2025		15,025	14,424
Regions Financial Corp.
7.375% due 12/10/2037		10,000	12,517
RHP Hotel Properties LP
5.000% due 04/15/2023		13,000	12,805
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		21,800	21,783
7.648% due 09/30/2031 (e)		14,970	18,712
Societe Generale S.A.
6.000% due 01/27/2020 (e)		14,500	13,565
7.875% due 12/18/2023 (e)		20,000	20,151
Springleaf Finance Corp.
6.500% due 09/15/2017		3,000	3,154
6.900% due 12/15/2017		10,000	10,625
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	5,050
UniCredit SpA
8.000% due 06/03/2024 (e)		20,000	19,675
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	14,108	23,164
Wells Fargo & Co.
5.875% due 06/15/2025 (e)		$12,150	12,454

			1,200,654

INDUSTRIALS 73.6%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		5,000	4,975
5.625% due 02/15/2023		4,000	4,070
Accudyne Industries Borrower
7.750% due 12/15/2020		35,000	32,550
Activision Blizzard, Inc.
5.625% due 09/15/2021		10,000	10,500
6.125% due 09/15/2023		12,425	13,357
Actuant Corp.
5.625% due 06/15/2022		10,000	10,225
ADT Corp.
3.500% due 07/15/2022		43,000	39,237
4.125% due 06/15/2023		24,000	22,440
4.875% due 07/15/2042		12,150	9,356
6.250% due 10/15/2021		11,500	12,132
AECOM
5.750% due 10/15/2022		5,425	5,506
5.875% due 10/15/2024		9,250	9,400

Aguila S.A.
7.875% due 01/31/2018		24,202	24,051
7.875% due 01/31/2018	CHF	13,650	14,765
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		$17,000	16,065
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,500	14,512
Alcoa, Inc.
5.125% due 10/01/2024		13,250	13,482
Aleris International, Inc.
7.625% due 02/15/2018		12,000	12,360
7.875% due 11/01/2020		11,000	11,467
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		27,500	26,675
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		6,375	6,614
Alliance Data Systems Corp.
5.375% due 08/01/2022		18,000	17,775
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		20,000	20,050
Altice Financing S.A.
6.500% due 01/15/2022		16,000	16,040
6.625% due 02/15/2023		30,000	29,859
Altice Finco S.A.
7.625% due 02/15/2025		13,250	12,753
Altice S.A.
7.625% due 02/15/2025		20,000	18,850
7.750% due 05/15/2022		50,150	48,645
AMC Networks, Inc.
4.750% due 12/15/2022		10,000	10,038
7.750% due 07/15/2021		10,000	10,850
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		21,810	22,301
Amsted Industries, Inc.
5.000% due 03/15/2022		5,500	5,521
5.375% due 09/15/2024		15,000	14,962
Anixter, Inc.
5.125% due 10/01/2021		4,500	4,596
5.625% due 05/01/2019		3,000	3,199
Antero Resources Corp.
5.125% due 12/01/2022		17,500	16,625
5.375% due 11/01/2021		12,500	12,187
6.000% due 12/01/2020		3,500	3,553
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		2,118	2,171
Ashland, Inc.
4.750% due 08/15/2022		26,000	25,610
6.875% due 05/15/2043		12,500	12,750
Associated Materials LLC
9.125% due 11/01/2017		15,000	12,525
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		11,750	12,617
Axiall Corp.
4.875% due 05/15/2023		9,500	9,203
B&G Foods, Inc.
4.625% due 06/01/2021		12,250	12,112
Ball Corp.
5.250% due 07/01/2025		5,750	5,714
Baytex Energy Corp.
5.125% due 06/01/2021		5,500	5,184
5.625% due 06/01/2024		7,500	6,994
Belden, Inc.
5.250% due 07/15/2024		4,000	3,900
5.500% due 09/01/2022		10,000	9,975
Blue Coat Holdings, Inc.
8.375% due 06/01/2023		5,150	5,253
BMC Software Finance, Inc.
8.125% due 07/15/2021		20,000	16,275
Bombardier, Inc.
5.750% due 03/15/2022		3,000	2,685
7.500% due 03/15/2025		17,050	15,558
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		8,000	5,710
Boyd Gaming Corp.
6.875% due 05/15/2023		3,000	3,090
Bristow Group, Inc.
6.250% due 10/15/2022		5,650	5,622
Building Materials Corp. of America
5.375% due 11/15/2024		34,375	33,923
6.750% due 05/01/2021		30,000	31,387
Burger King Worldwide, Inc.
6.000% due 04/01/2022		25,000	25,750
Cable One, Inc.
5.750% due 06/15/2022		5,175	5,253
Cablevision Systems Corp.
5.875% due 09/15/2022		4,000	3,890
8.000% due 04/15/2020		3,775	4,105

Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		8,000	6,560
California Resources Corp.
5.500% due 09/15/2021		23,000	20,039
6.000% due 11/15/2024		35,000	30,231
Capella Healthcare, Inc.
9.250% due 07/01/2017		8,100	8,313
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		21,500	21,919
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023		7,500	7,556
Cascades, Inc.
5.500% due 07/15/2022		3,000	2,914
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		20,000	22,000
Catamaran Corp.
4.750% due 03/15/2021		11,000	12,251
CCO Holdings LLC
5.125% due 02/15/2023		30,000	29,325
5.125% due 05/01/2023		15,000	14,644
5.250% due 03/15/2021		9,000	9,000
5.250% due 09/30/2022		27,750	27,403
5.375% due 05/01/2025		6,000	5,858
5.750% due 09/01/2023		10,000	10,044
5.750% due 01/15/2024		7,750	7,828
5.875% due 05/01/2027		8,000	7,830
6.625% due 01/31/2022		5,000	5,225
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		5,000	5,375
Cequel Communications Holdings LLC
5.125% due 12/15/2021		25,000	22,797
6.375% due 09/15/2020		20,000	19,940
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	19,529
CHC Helicopter S.A.
9.250% due 10/15/2020		$15,075	11,042
Chemours Co.
6.625% due 05/15/2023		9,850	9,567
7.000% due 05/15/2025		7,375	7,172
Chemtura Corp.
5.750% due 07/15/2021		6,250	6,375
Chesapeake Energy Corp.
4.875% due 04/15/2022		20,000	17,500
5.750% due 03/15/2023		30,000	27,300
6.625% due 08/15/2020		9,000	8,820
7.250% due 12/15/2018		5,000	5,175
Cimarex Energy Co.
4.375% due 06/01/2024		5,000	4,985
5.875% due 05/01/2022		4,000	4,300
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		48,925	50,791
7.625% due 03/15/2020		20,375	21,214
CNH Industrial Capital LLC
3.375% due 07/15/2019		10,000	9,750
Cogent Communications Group, Inc.
5.375% due 03/01/2022		8,500	8,426
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,787
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		3,750	3,905
CommScope Technologies Finance LLC
6.000% due 06/15/2025		9,850	9,838
CommScope, Inc.
5.000% due 06/15/2021		10,000	9,825
5.500% due 06/15/2024		15,000	14,644
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,028
5.125% due 08/01/2021		19,350	19,761
6.875% due 02/01/2022		33,000	34,939
7.125% due 07/15/2020		18,425	19,567
Concho Resources, Inc.
5.500% due 04/01/2023		8,000	8,040
6.500% due 01/15/2022		28,750	30,116
Concordia Healthcare Corp.
7.000% due 04/15/2023		11,500	11,529
CONSOL Energy, Inc.
5.875% due 04/15/2022		12,500	10,677
Constellation Brands, Inc.
4.250% due 05/01/2023		11,000	10,862
4.750% due 11/15/2024		3,000	3,015
6.000% due 05/01/2022		15,250	16,664
Constellium NV
5.750% due 05/15/2024		7,150	6,399
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		364	371
7.566% due 09/15/2021		179	184

ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		26,250	25,889
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		30,000	31,687
10.875% due 12/15/2018	EUR	5,400	6,363
CPG Merger Sub LLC
8.000% due 10/01/2021		$9,395	9,757
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		90,000	79,650
Crown Americas LLC
4.500% due 01/15/2023		10,000	9,494
6.250% due 02/01/2021		3,000	3,143
CSC Holdings LLC
5.250% due 06/01/2024		10,000	9,650
6.750% due 11/15/2021		20,600	21,784
7.625% due 07/15/2018		5,000	5,488
8.625% due 02/15/2019		10,000	11,425
CST Brands, Inc.
5.000% due 05/01/2023		10,000	10,000
Darling Ingredients, Inc.
5.375% due 01/15/2022		22,900	22,986
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		24,000	23,160
5.125% due 07/15/2024		35,000	34,475
5.750% due 08/15/2022		22,500	23,934
Dean Foods Co.
6.500% due 03/15/2023		14,175	14,494
Dell, Inc.
5.400% due 09/10/2040		4,450	3,694
5.875% due 06/15/2019		11,500	12,219
6.500% due 04/15/2038		2,925	2,793
7.100% due 04/15/2028		1,405	1,479
Denbury Resources, Inc.
4.625% due 07/15/2023		10,750	9,057
5.500% due 05/01/2022		4,000	3,590
Digicel Group Ltd.
7.125% due 04/01/2022		21,750	20,499
8.250% due 09/30/2020		27,100	27,235
Digicel Ltd.
7.000% due 02/15/2020		3,000	3,120
DISH DBS Corp.
5.000% due 03/15/2023		24,500	22,785
5.125% due 05/01/2020		4,000	4,055
5.875% due 07/15/2022		25,000	24,562
5.875% due 11/15/2024		17,500	16,855
6.750% due 06/01/2021		17,500	18,287
7.875% due 09/01/2019		10,000	11,125
DJO Finance LLC
10.750% due 04/15/2020		7,000	7,210
DJO Finco, Inc.
8.125% due 06/15/2021		10,000	10,325
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		12,500	13,460
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		15,000	14,400
Dynegy, Inc.
6.750% due 11/01/2019		28,000	29,274
7.375% due 11/01/2022		12,200	12,840
7.625% due 11/01/2024		17,350	18,478
Eagle Spinco, Inc.
4.625% due 02/15/2021		31,000	30,186
Endo Finance LLC
5.375% due 01/15/2023		27,000	26,730
5.750% due 01/15/2022		35,075	35,601
6.000% due 07/15/2023 (a)		14,075	14,427
6.000% due 02/01/2025		19,425	19,838
7.000% due 12/15/2020		5,000	5,269
7.250% due 01/15/2022		1,980	2,111
Energizer SpinCo, Inc.
5.500% due 06/15/2025		7,000	6,930
EnPro Industries, Inc.
5.875% due 09/15/2022		11,300	11,554
Envision Healthcare Corp.
5.125% due 07/01/2022		15,000	15,150
Era Group, Inc.
7.750% due 12/15/2022		11,000	10,862
Evolution Escrow Issuer LLC
7.500% due 03/15/2022		10,000	9,500
ExamWorks Group, Inc.
5.625% due 04/15/2023		3,250	3,348
Family Tree Escrow LLC
5.250% due 03/01/2020		6,000	6,308
5.750% due 03/01/2023		20,000	21,000
Fiat Chrysler Automobiles NV
5.250% due 04/15/2023		15,300	15,035

First Data Corp.
6.750% due 11/01/2020	18,680	19,789
7.375% due 06/15/2019	10,000	10,420
8.250% due 01/15/2021	12,000	12,690
12.625% due 01/15/2021	25,000	28,937
First Quality Finance Co., Inc.
4.625% due 05/15/2021	20,000	18,800
First Quantum Minerals Ltd.
6.750% due 02/15/2020	14,204	13,813
7.000% due 02/15/2021	14,341	13,785
7.250% due 05/15/2022	12,000	11,490
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	25,000	17,625
8.250% due 11/01/2019	5,000	4,238
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	6,000	6,053
4.750% due 10/15/2024	12,000	11,940
5.625% due 07/31/2019	4,000	4,345
5.875% due 01/31/2022	10,000	10,700
FTS International, Inc.
6.250% due 05/01/2022	7,500	5,550
Gardner Denver, Inc.
6.875% due 08/15/2021	87,750	80,401
Gates Global LLC
6.000% due 07/15/2022	44,500	40,495
General Cable Corp.
5.750% due 10/01/2022	16,000	15,080
General Motors Co.
5.000% due 04/01/2035	5,375	5,294
5.200% due 04/01/2045	5,625	5,598
Geo Group, Inc.
5.125% due 04/01/2023	4,500	4,500
6.625% due 02/15/2021	5,000	5,250
Getty Images, Inc.
7.000% due 10/15/2020	30,000	13,800
GLP Capital LP
5.375% due 11/01/2023	14,750	15,229
Graphic Packaging International, Inc.
4.875% due 11/15/2022	5,000	5,038
Griffon Corp.
5.250% due 03/01/2022	15,000	14,981
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	22,434	22,546
Gulfport Energy Corp.
6.625% due 05/01/2023	10,000	10,175
7.750% due 11/01/2020	12,000	12,630
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	5,181
Halcon Resources Corp.
8.625% due 02/01/2020	5,000	4,956
HCA Holdings, Inc.
6.250% due 02/15/2021	15,000	16,200
HCA, Inc.
4.750% due 05/01/2023	30,000	30,450
5.000% due 03/15/2024	25,000	25,500
5.375% due 02/01/2025	8,850	8,961
5.875% due 03/15/2022	32,500	35,425
5.875% due 05/01/2023	33,250	35,411
6.500% due 02/15/2020	13,500	15,120
7.500% due 02/15/2022	50,000	57,500
8.000% due 10/01/2018	6,500	7,540
8.360% due 04/15/2024	3,000	3,555
HD Supply, Inc.
5.250% due 12/15/2021	15,000	15,262
7.500% due 07/15/2020	42,000	44,625
11.000% due 04/15/2020	15,000	16,768
11.500% due 07/15/2020	2,000	2,320
Hearthside Group Holdings LLC
6.500% due 05/01/2022	24,000	23,040
Hertz Corp.
5.875% due 10/15/2020	7,925	8,064
6.250% due 10/15/2022	7,500	7,650
6.750% due 04/15/2019	2,500	2,586
7.375% due 01/15/2021	10,000	10,463
Hexion, Inc.
6.625% due 04/15/2020	28,950	26,706
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	20,125	21,004
HJ Heinz Co.
4.250% due 10/15/2020	25,000	25,531
4.875% due 02/15/2025	15,500	16,914
HJ Heinz Finance Co.
7.125% due 08/01/2039	23,125	28,791
Hologic, Inc.
5.250% due 07/15/2022 (a)	5,200	5,324
6.250% due 08/01/2020	20,000	20,700

Horizon Pharma Financing, Inc.
6.625% due 05/01/2023	7,550	7,880
Hospira, Inc.
5.200% due 08/12/2020	1,050	1,174
5.600% due 09/15/2040	2,000	2,265
5.800% due 08/12/2023	6,250	7,277
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	9,000	9,799
7.625% due 06/15/2021	12,175	13,441
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	6,500	6,638
7.125% due 03/15/2021	8,500	9,053
Huntsman International LLC
4.875% due 11/15/2020	12,375	12,406
5.125% due 11/15/2022	12,500	12,344
iHeartCommunications, Inc.
9.000% due 03/01/2021	21,000	19,215
IHS, Inc.
5.000% due 11/01/2022	5,000	4,988
Immucor, Inc.
11.125% due 08/15/2019	16,100	17,146
IMS Health, Inc.
6.000% due 11/01/2020	5,000	5,163
INEOS Group Holdings S.A.
6.125% due 08/15/2018	14,500	14,862
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	25,125	22,330
6.625% due 12/15/2022	25,000	23,031
7.250% due 10/15/2020	8,000	7,940
7.500% due 04/01/2021	10,000	9,925
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	10,000	8,388
8.125% due 06/01/2023	20,000	16,500
International Game Technology PLC
6.250% due 02/15/2022	12,500	12,000
6.500% due 02/15/2025	12,500	11,625
Italics Merger Sub, Inc.
7.125% due 07/15/2023	2,500	2,475
Jaguar Holding Co.
9.500% due 12/01/2019	14,000	14,945
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)	7,630	7,811
Jarden Corp.
7.500% due 05/01/2017	3,000	3,278
JMC Steel Group, Inc.
8.250% due 03/15/2018	15,000	13,781
Kinetic Concepts, Inc.
10.500% due 11/01/2018	31,627	33,842
12.500% due 11/01/2019	10,000	10,825
KLX, Inc.
5.875% due 12/01/2022	30,350	30,802
Kraton Polymers LLC
6.750% due 03/01/2019	5,900	6,048
L Brands, Inc.
5.625% due 02/15/2022	10,000	10,575
6.625% due 04/01/2021	10,000	11,044
7.000% due 05/01/2020	4,100	4,664
Lamar Media Corp.
5.000% due 05/01/2023	12,546	12,483
5.875% due 02/01/2022	5,000	5,200
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,892
Laredo Petroleum, Inc.
7.375% due 05/01/2022	16,000	16,920
Level 3 Financing, Inc.
5.375% due 05/01/2025	4,000	3,860
LifePoint Health, Inc.
5.500% due 12/01/2021	8,000	8,280
LIN Television Corp.
5.875% due 11/15/2022	8,000	8,120
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	3,015
7.000% due 09/01/2020	10,975	11,716
LKQ Corp.
4.750% due 05/15/2023	15,000	14,381
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	40,000	37,500
5.500% due 04/15/2025	5,000	4,869
5.750% due 08/01/2022	31,175	31,915
Manitowoc Co., Inc.
8.500% due 11/01/2020	14,705	15,606
Masonite International Corp.
5.625% due 03/15/2023	9,350	9,549
Matador Resources Co.
6.875% due 04/15/2023	4,150	4,259

MCE Finance Ltd.
5.000% due 02/15/2021	21,000	20,055
MGM Resorts International
5.250% due 03/31/2020	8,500	8,606
6.000% due 03/15/2023	16,000	16,240
6.625% due 12/15/2021	37,175	39,034
6.750% due 10/01/2020	17,250	18,325
7.625% due 01/15/2017	10,000	10,688
7.750% due 03/15/2022	29,375	32,459
8.625% due 02/01/2019	9,500	10,783
Midas Intermediate Holdco LLC
7.875% due 10/01/2022	8,000	8,020
Moog, Inc.
5.250% due 12/01/2022	7,150	7,311
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	25,000	25,594
MSCI, Inc.
5.250% due 11/15/2024	5,750	5,836
Mueller Water Products, Inc.
8.750% due 09/01/2020	5,980	6,260
Multi-Color Corp.
6.125% due 12/01/2022	9,500	9,761
Murphy Oil USA, Inc.
6.000% due 08/15/2023	15,100	15,855
NBTY, Inc.
9.000% due 10/01/2018	10,750	11,140
NCL Corp. Ltd.
5.250% due 11/15/2019	4,000	4,115
NCR Corp.
4.625% due 02/15/2021	2,000	2,013
5.000% due 07/15/2022	11,250	11,447
6.375% due 12/15/2023	14,750	15,690
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019	9,000	5,895
NeuStar, Inc.
4.500% due 01/15/2023	6,000	5,355
Newfield Exploration Co.
5.375% due 01/01/2026	2,500	2,488
5.625% due 07/01/2024	3,100	3,147
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021	6,250	6,438
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	9,000	9,124
Nielsen Finance LLC
4.500% due 10/01/2020	10,000	9,988
5.000% due 04/15/2022	5,000	4,931
Nokia OYJ
5.375% due 05/15/2019	6,500	6,898
Norbord, Inc.
6.250% due 04/15/2023	2,000	2,035
Novasep Holding S.A.S.
8.000% due 12/15/2016	8,070	7,707
Novelis, Inc.
8.375% due 12/15/2017	5,500	5,699
8.750% due 12/15/2020	24,500	25,970
Numericable SFR S.A.S.
4.875% due 05/15/2019	10,500	10,421
6.000% due 05/15/2022	38,250	37,796
6.250% due 05/15/2024	40,550	39,992
NXP BV
4.125% due 06/15/2020	4,500	4,545
5.750% due 03/15/2023	17,500	18,244
Oasis Petroleum, Inc.
6.500% due 11/01/2021	11,500	11,500
6.875% due 03/15/2022	10,750	10,965
6.875% due 01/15/2023	7,250	7,250
Omnicare, Inc.
4.750% due 12/01/2022	4,000	4,260
5.000% due 12/01/2024	3,250	3,510
Oshkosh Corp.
5.375% due 03/01/2025	5,675	5,703
Outfront Media Capital LLC
5.250% due 02/15/2022	4,000	4,060
5.625% due 02/15/2024	7,500	7,697
5.875% due 03/15/2025	4,250	4,415
Pactiv LLC
7.950% due 12/15/2025	10,972	10,917
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020	12,500	13,375
Party City Holdings, Inc.
8.875% due 08/01/2020	15,670	16,806
Peabody Energy Corp.
6.000% due 11/15/2018	2,000	970
6.250% due 11/15/2021	20,000	6,500
6.500% due 09/15/2020	10,000	3,450
7.875% due 11/01/2026	2,645	899

Perstorp Holding AB
8.750% due 05/15/2017		30,000	31,350
11.000% due 08/15/2017		16,000	17,000
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		15,000	15,712
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		16,500	16,995
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021		3,160	3,369
7.500% due 04/15/2021		5,000	5,319
7.750% due 04/01/2022		5,000	5,513
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		26,000	25,675
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,300	1,294
Plantronics, Inc.
5.500% due 05/31/2023		12,500	12,687
Platform Specialty Products Corp.
6.500% due 02/01/2022		36,225	37,583
Ply Gem Industries, Inc.
6.500% due 02/01/2022		23,000	22,743
Post Holdings, Inc.
6.000% due 12/15/2022		28,000	27,055
6.750% due 12/01/2021		17,000	17,042
7.375% due 02/15/2022		15,500	15,829
PRA Holdings, Inc.
9.500% due 10/01/2023		5,217	5,856
Prestige Brands, Inc.
5.375% due 12/15/2021		20,000	20,100
8.125% due 02/01/2020		5,875	6,301
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	7,500	8,496
PVH Corp.
4.500% due 12/15/2022		$18,500	18,407
Qualitytech LP
5.875% due 08/01/2022		12,500	12,609
Quintiles Transnational Corp.
4.875% due 05/15/2023		7,325	7,380
Range Resources Corp.
5.000% due 08/15/2022		12,500	12,312
5.000% due 03/15/2023		9,500	9,358
5.750% due 06/01/2021		10,000	10,325
Regency Energy Partners LP
4.500% due 11/01/2023		7,500	7,275
5.500% due 04/15/2023		17,750	18,155
5.875% due 03/01/2022		10,000	10,649
6.500% due 07/15/2021		15,000	15,881
Rex Energy Corp.
6.250% due 08/01/2022		5,000	3,975
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		34,000	34,935
6.875% due 02/15/2021		16,330	17,106
7.875% due 08/15/2019		2,500	2,609
8.250% due 02/15/2021		31,000	32,317
9.875% due 08/15/2019		15,000	15,778
Rite Aid Corp.
6.125% due 04/01/2023		16,250	16,798
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		4,809	5,080
Rockies Express Pipeline LLC
5.625% due 04/15/2020		11,800	12,124
6.000% due 01/15/2019		14,000	14,665
6.850% due 07/15/2018		3,500	3,749
6.875% due 04/15/2040		5,000	5,275
RSI Home Products, Inc.
6.500% due 03/15/2023		5,000	5,063
Ryland Group, Inc.
5.375% due 10/01/2022		8,000	8,120
6.625% due 05/01/2020		3,250	3,612
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		31,000	31,048
5.750% due 05/15/2024		42,300	42,353
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	8,761
Sabre GLBL, Inc.
5.375% due 04/15/2023		2,100	2,079
SAExploration Holdings, Inc.
10.000% due 07/15/2019		4,000	2,460
Sally Holdings LLC
5.750% due 06/01/2022		8,000	8,420
6.875% due 11/15/2019		4,000	4,200
Samson Investment Co.
9.750% due 02/15/2020		21,000	1,313
Sanchez Energy Corp.
6.125% due 01/15/2023		20,000	18,000

SandRidge Energy, Inc.
7.500% due 03/15/2021 ^		2,000	890
7.500% due 02/15/2023 ^		5,000	2,139
SBA Communications Corp.
4.875% due 07/15/2022		21,500	21,016
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,650	12,131
Schaeffler Finance BV
4.250% due 05/15/2021		19,800	19,404
4.750% due 05/15/2021		17,750	17,927
4.750% due 05/15/2023		10,250	10,045
Schaeffler Holding Finance BV
6.250% due 11/15/2019 (b)		11,000	11,632
6.750% due 11/15/2022 (b)		35,000	37,931
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	14,300	16,566
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		$17,800	18,467
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	13,772
7.000% due 01/01/2022		8,000	8,300
10.000% due 12/01/2022		11,000	10,649
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,746
Sealed Air Corp.
4.875% due 12/01/2022		3,750	3,708
5.125% due 12/01/2024		12,500	12,375
5.250% due 04/01/2023		16,000	16,180
5.500% due 09/15/2025		2,000	2,020
6.875% due 07/15/2033		6,410	6,506
Sensata Technologies BV
4.875% due 10/15/2023		17,385	17,233
5.000% due 10/01/2025		5,250	5,125
5.625% due 11/01/2024		5,750	5,944
Serta Simmons Holdings LLC
8.125% due 10/01/2020		10,000	10,600
ServiceMaster Co. LLC
7.000% due 08/15/2020		15,000	15,919
Seventy Seven Operating LLC
6.625% due 11/15/2019		10,000	7,950
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		30,000	29,250
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	5,056
5.625% due 08/01/2024		4,000	3,925
6.125% due 10/01/2022		7,000	7,228
Sirius XM Radio, Inc.
5.375% due 04/15/2025		19,000	18,430
Smithfield Foods, Inc.
6.625% due 08/15/2022		20,000	21,425
7.750% due 07/01/2017		4,000	4,395
Softbank Corp.
4.500% due 04/15/2020		20,000	20,125
Sophia LP
9.750% due 01/15/2019		20,000	21,300
Spectrum Brands, Inc.
5.750% due 07/15/2025		11,000	11,220
6.125% due 12/15/2024		8,475	8,835
6.375% due 11/15/2020		5,750	6,109
6.625% due 11/15/2022		20,000	21,400
6.750% due 03/15/2020		9,000	9,500
Springs Industries, Inc.
6.250% due 06/01/2021		24,650	24,219
SPX Corp.
6.875% due 09/01/2017		6,000	6,495
Steel Dynamics, Inc.
5.125% due 10/01/2021		9,025	9,088
5.500% due 10/01/2024		3,500	3,509
6.125% due 08/15/2019		6,000	6,345
6.375% due 08/15/2022		6,450	6,781
Studio City Finance Ltd.
8.500% due 12/01/2020		20,000	20,025
Suburban Propane Partners LP
5.750% due 03/01/2025		7,500	7,519
Sun Products Corp.
7.750% due 03/15/2021		19,650	17,980
SunGard Data Systems, Inc.
6.625% due 11/01/2019		5,000	5,181
7.625% due 11/15/2020		20,000	20,975
Syniverse Holdings, Inc.
9.125% due 01/15/2019		13,125	11,616
T-Mobile USA, Inc.
6.000% due 03/01/2023		11,100	11,391
6.250% due 04/01/2021		20,000	20,550
6.375% due 03/01/2025		23,800	24,484
6.625% due 11/15/2020		14,000	14,595

6.625% due 04/01/2023		30,000	31,237
6.731% due 04/28/2022		15,250	15,936
6.836% due 04/28/2023		12,525	13,198
TEGNA, Inc.
4.875% due 09/15/2021		3,500	3,483
5.500% due 09/15/2024		10,750	10,669
Teine Energy Ltd.
6.875% due 09/30/2022		5,000	4,850
Teleflex, Inc.
5.250% due 06/15/2024		6,250	6,361
Tenet Healthcare Corp.
4.375% due 10/01/2021		25,000	24,562
4.500% due 04/01/2021		26,000	25,837
5.000% due 03/01/2019		13,500	13,551
5.500% due 03/01/2019		75	76
6.000% due 10/01/2020		16,375	17,501
6.750% due 06/15/2023		5,000	5,109
8.000% due 08/01/2020		10,000	10,438
8.125% due 04/01/2022		15,000	16,462
Terex Corp.
6.000% due 05/15/2021		18,750	18,937
6.500% due 04/01/2020		2,075	2,184
TerraForm Power Operating LLC
5.875% due 02/01/2023		14,250	14,535
Tesoro Logistics LP
5.500% due 10/15/2019		1,625	1,694
5.875% due 10/01/2020		4,110	4,244
6.250% due 10/15/2022		15,000	15,600
Time, Inc.
5.750% due 04/15/2022		11,000	10,670
TransDigm, Inc.
5.500% due 10/15/2020		15,000	14,981
6.000% due 07/15/2022		24,000	23,820
6.500% due 07/15/2024		40,100	39,799
7.500% due 07/15/2021		2,000	2,160
TransUnion (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		16,615	17,001
TransUnion (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (b)		5,000	5,020
TreeHouse Foods, Inc.
4.875% due 03/15/2022		7,000	7,070
Tribune Media Co.
5.875% due 07/15/2022		5,000	5,050
Trinseo Materials Operating S.C.A.
6.750% due 05/01/2022		6,650	6,800
Triumph Group, Inc.
4.875% due 04/01/2021		8,000	7,880
Tronox Finance LLC
6.375% due 08/15/2020		10,000	9,325
Tullow Oil PLC
6.250% due 04/15/2022		10,000	8,900
United Rentals North America, Inc.
4.625% due 07/15/2023		2,500	2,461
5.500% due 07/15/2025		10,500	10,185
6.125% due 06/15/2023		5,000	5,131
7.375% due 05/15/2020		6,000	6,432
7.625% due 04/15/2022		17,500	19,031
8.250% due 02/01/2021		2,616	2,802
Unitymedia GmbH
6.125% due 01/15/2025		12,000	12,570
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		5,000	4,975
5.500% due 09/15/2022	EUR	1,800	2,145
5.500% due 01/15/2023		$23,000	23,532
Univar, Inc.
6.750% due 07/15/2023 (a)		8,125	8,227
Univision Communications, Inc.
5.125% due 05/15/2023		27,500	26,812
5.125% due 02/15/2025		38,000	36,670
6.750% due 09/15/2022		26,981	28,634
UPC Holding BV
6.375% due 09/15/2022	EUR	12,000	14,415
6.750% due 03/15/2023		1,500	1,823
UPCB Finance Ltd.
5.375% due 01/15/2025		$12,500	11,994
6.875% due 01/15/2022		17,483	18,706
7.250% due 11/15/2021		6,750	7,324
USG Corp.
5.500% due 03/01/2025		10,700	10,700
5.875% due 11/01/2021		2,000	2,100
7.875% due 03/30/2020		12,525	13,464
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023		11,186	11,326
5.625% due 12/01/2021		27,525	28,354
5.875% due 05/15/2023		17,500	17,959
6.125% due 04/15/2025		18,775	19,385

6.375% due 10/15/2020	11,000	11,612
6.750% due 08/15/2021	35,750	37,359
7.000% due 10/01/2020	2,000	2,085
7.250% due 07/15/2022	21,450	22,871
7.500% due 07/15/2021	9,550	10,350
VeriSign, Inc.
4.625% due 05/01/2023	12,500	12,031
5.250% due 04/01/2025	3,750	3,750
Videotron Ltd.
5.000% due 07/15/2022	20,000	20,025
9.125% due 04/15/2018	396	403
VWR Funding, Inc.
7.250% due 09/15/2017	15,000	15,544
Welltec A/S
8.000% due 02/01/2019	10,000	9,625
WhiteWave Foods Co.
5.375% due 10/01/2022	6,750	7,155
Whiting Petroleum Corp.
5.000% due 03/15/2019	3,375	3,333
5.750% due 03/15/2021	20,000	19,780
6.250% due 04/01/2023	7,500	7,481
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	31,100	30,906
7.375% due 04/23/2021	26,000	26,357
Windstream Services LLC
7.750% due 10/15/2020	8,500	8,351
7.750% due 10/01/2021	4,000	3,680
Wise Metals Group LLC
8.750% due 12/15/2018	14,000	14,857
Wolverine World Wide, Inc.
6.125% due 10/15/2020	8,500	9,053
WPX Energy, Inc.
5.250% due 09/15/2024	8,000	7,410
WR Grace & Co-Conn
5.125% due 10/01/2021	8,875	8,964
5.625% due 10/01/2024	7,375	7,495
Wynn Las Vegas LLC
4.250% due 05/30/2023	8,000	7,400
5.375% due 03/15/2022	20,000	20,475
5.500% due 03/01/2025	23,000	22,022
Wynn Macau Ltd.
5.250% due 10/15/2021	20,000	19,000
XPO Logistics, Inc.
6.500% due 06/15/2022	26,625	26,126
7.875% due 09/01/2019	20,000	21,475
Zebra Technologies Corp.
7.250% due 10/15/2022	15,000	16,275
ZF North America Capital, Inc.
4.750% due 04/29/2025	20,875	20,327
Ziggo Bond Finance BV
5.875% due 01/15/2025	14,025	13,797

		7,281,191

UTILITIES 8.4%
AES Corp.
7.375% due 07/01/2021	18,025	19,873
8.000% due 06/01/2020	11,500	13,340
Blue Racer Midstream LLC
6.125% due 11/15/2022	14,000	14,490
Calpine Corp.
5.375% due 01/15/2023	20,550	20,293
5.750% due 01/15/2025	23,000	22,454
7.875% due 01/15/2023	7,857	8,525
Covanta Holding Corp.
6.375% due 10/01/2022	6,500	6,833
7.250% due 12/01/2020	6,340	6,681
EP Energy LLC
9.375% due 05/01/2020	20,000	21,525
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	18,480
7.125% due 03/15/2019	20,000	20,750
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023	7,000	6,458
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	11,500	10,650
4.950% due 07/19/2022	5,000	4,631
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,900
5.750% due 02/15/2021	4,575	4,541
6.000% due 05/15/2023	9,000	9,027
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	18,156
MarkWest Energy Partners LP
4.500% due 07/15/2023	16,000	15,760
4.875% due 12/01/2024	7,500	7,369

4.875% due 06/01/2025	7,500	7,350
5.500% due 02/15/2023	10,000	10,350
Midwest Generation LLC
8.560% due 01/02/2016	2,481	2,481
NGPL PipeCo LLC
9.625% due 06/01/2019	5,000	5,088
NRG Energy, Inc.
6.250% due 05/01/2024	10,000	9,975
6.625% due 03/15/2023	31,000	32,085
7.625% due 01/15/2018	10,000	10,987
7.875% due 05/15/2021	19,000	20,330
8.250% due 09/01/2020	12,150	12,757
NSG Holdings LLC
7.750% due 12/15/2025	26,443	29,286
Parsley Energy LLC
7.500% due 02/15/2022	4,000	4,079
PBF Logistics LP
6.875% due 05/15/2023	3,750	3,788
Petrobras Global Finance BV
6.250% due 03/17/2024	2,250	2,178
6.750% due 01/27/2041	2,250	1,981
Red Oak Power LLC
8.540% due 11/30/2019	13,288	14,218
9.200% due 11/30/2029	3,795	4,269
Rose Rock Midstream LP
5.625% due 11/15/2023	2,750	2,674
Sprint Capital Corp.
6.875% due 11/15/2028	23,500	20,210
6.900% due 05/01/2019	12,000	12,270
8.750% due 03/15/2032	50,000	48,750
Sprint Communications, Inc.
6.000% due 11/15/2022	45,000	41,231
7.000% due 03/01/2020	12,000	13,082
9.000% due 11/15/2018	15,000	16,976
Sprint Corp.
7.125% due 06/15/2024	26,750	24,880
7.250% due 09/15/2021	10,825	10,683
7.625% due 02/15/2025	7,500	7,087
7.875% due 09/15/2023	21,875	21,383
Summit Midstream Holdings LLC
5.500% due 08/15/2022	4,000	3,840
Talen Energy Supply LLC
5.125% due 07/15/2019	10,000	9,850
6.500% due 06/01/2025	8,000	8,010
Targa Resources Partners LP
4.125% due 11/15/2019	5,500	5,473
4.250% due 11/15/2023	16,000	14,880
5.000% due 01/15/2018	4,000	4,110
5.250% due 05/01/2023	16,000	15,920
6.375% due 08/01/2022	4,125	4,311
6.625% due 10/01/2020	7,000	7,315
6.875% due 02/01/2021	9,000	9,495
Telecom Italia Capital S.A.
6.375% due 11/15/2033	10,000	10,300
7.200% due 07/18/2036	6,000	6,585
Telecom Italia SpA
5.303% due 05/30/2024	40,000	40,000
Tenaska Alabama Partners LP
7.000% due 06/30/2021	17,877	18,816
Virgin Media Finance PLC
5.750% due 01/15/2025	8,000	8,020
6.000% due 10/15/2024	12,000	12,225
Williams Partners LP
4.875% due 05/15/2023	4,000	3,952

		827,266

Total Corporate Bonds & Notes (Cost $9,370,585)		9,309,111

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	195	195
9.750% due 09/01/2022	495	495
9.750% due 09/01/2027	765	765
9.750% due 09/01/2032	1,235	1,235

Total Municipal Bonds & Notes (Cost $2,561)		2,690

MORTGAGE-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	97	97
Countrywide Alternative Loan Trust
4.966% due 10/25/2035 ^	149	126

Countrywide Home Loan Mortgage Pass-Through Trust
4.866% due 02/20/2036 ^	240	213
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^	20	19
First Horizon Alternative Mortgage Securities Trust
2.245% due 10/25/2034	63	63
GreenPoint Mortgage Funding Trust
0.387% due 10/25/2046	650	453
0.387% due 12/25/2046 ^	445	268
GSR Mortgage Loan Trust
2.813% due 04/25/2035	33	32
HarborView Mortgage Loan Trust
4.830% due 08/19/2036 ^	189	172
Lehman XS Trust
0.427% due 09/25/2046 ^	45	13
Residential Accredit Loans, Inc. Trust
3.513% due 09/25/2035 ^	231	189
Structured Asset Mortgage Investments Trust
0.397% due 05/25/2046	1,549	1,225
0.438% due 07/19/2035	73	71
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	336	255
WaMu Mortgage Pass-Through Certificates Trust
0.597% due 12/25/2045	345	307

Total Mortgage-Backed Securities (Cost $3,209)		3,503

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037	432	237
NovaStar Mortgage Funding Trust
0.287% due 03/25/2037	87	44

Total Asset-Backed Securities (Cost $376)		281

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (f)	6,323	102

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(f)	170,260	379
NVHL S.A. ‘B’ (c)(f)	170,260	379
NVHL S.A. ‘C’ (c)(f)	170,260	379
NVHL S.A. ‘D’ (c)(f)	170,260	379
NVHL S.A. ‘E’ (c)(f)	170,260	380
NVHL S.A. ‘F’ (c)(f)	170,260	380
NVHL S.A. ‘G’ (c)(f)	170,260	380
NVHL S.A. ‘H’ (c)(f)	170,260	380
NVHL S.A. ‘I’ (c)(f)	170,260	380
NVHL S.A. ‘J’ (c)(f)	170,260	380

		3,796

Total Common Stocks (Cost $5,538)		3,898

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.0%		2,609

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.012% due 08/13/2015 - 11/12/2015 (d)(i)(k)	6,752	6,752

Total Short-Term Instruments (Cost $9,361)		9,361

Total Investments in Securities (Cost $9,416,067)		9,349,868

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	49,660,117	492,529

Total Short-Term Instruments (Cost $492,580)		492,529

Total Investments in Affiliates (Cost $492,580)		492,529

Total Investments 99.5% (Cost $9,908,647)		$9,842,397
Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $0)		(3,640)
Other Assets and Liabilities, net 0.5%		49,342

Net Assets 100.0%		$9,888,099

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$102	0.00%
NVHL S.A. ‘A’	03/09/2012	553	379	0.00
NVHL S.A. ‘B’	03/09/2012	553	379	0.00
NVHL S.A. ‘C’	03/09/2012	554	379	0.00
NVHL S.A. ‘D’	03/09/2012	554	379	0.00
NVHL S.A. ‘E’	03/09/2012	554	380	0.00
NVHL S.A. ‘F’	03/09/2012	554	380	0.00
NVHL S.A. ‘G’	03/09/2012	554	380	0.01
NVHL S.A. ‘H’	03/09/2012	554	380	0.01
NVHL S.A. ‘I’	03/09/2012	554	380	0.01
NVHL S.A. ‘J’	03/09/2012	554	380	0.01

		$5,538	$3,898	0.04%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$2,609	Fannie Mae 2.260% due 10/17/2022	$(2,664)	$2,609	$2,609

Total Repurchase Agreements						$(2,664)	$2,609	$2,609

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$266,750	$20,919	$4,948	$1,304	$0

Total Swap Agreements				$20,919	$4,948	$1,304	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $1,237 and cash of $15,512 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	07/2015	GBP	51,303		$78,851	$0	$(1,759)
GLM	07/2015		$6,266	CAD	7,784	0	(34)
	07/2015		22,775	GBP	14,336	0	(250)
	08/2015	CHF	13,914		$14,911	5	0
HUS	07/2015		$39,745	GBP	25,235	0	(95)
	08/2015	GBP	25,235		$39,736	95	0
JPM	07/2015		$8,004	EUR	7,078	0	(113)
	07/2015		18,252	GBP	11,732	204	(22)
SCX	07/2015		121,553	EUR	108,476	0	(619)
	08/2015	EUR	108,476		$121,605	619	0
UAG	07/2015		120,928		131,901	0	(2,915)
	07/2015		$6,052	EUR	5,374	0	(60)

Total Forward Foreign Currency Contracts						$923	$(5,867)

(k)	Securities with an aggregate market value of $5,515 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,771	$8,253	$21,024
Corporate Bonds & Notes
Banking & Finance	0	1,200,654	0	1,200,654
Industrials	0	7,281,007	184	7,281,191
Utilities	0	824,785	2,481	827,266
Municipal Bonds & Notes
California	0	2,690	0	2,690
Mortgage-Backed Securities	0	3,503	0	3,503
Asset-Backed Securities	0	281	0	281
Common Stocks
Consumer Discretionary	0	0	102	102
Health Care	3,796	0	0	3,796
Short-Term Instruments
Repurchase Agreements	0	2,609	0	2,609
U.S. Treasury Bills	0	6,752	0	6,752
	$3,796	$9,335,052	$11,020	$9,349,868

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$492,529	$0	$0	$492,529

Total Investments	$496,325	$9,335,052	$11,020	$9,842,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,304	0	1,304
Over the counter	0	923	0	923
	$0	$2,227	$0	$2,227

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5,867)	$0	$(5,867)

Totals	$496,325	$9,331,412	$11,020	$9,838,757

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.3%
MUNICIPAL BONDS & NOTES 90.1%
ALABAMA 4.9%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (b)	$10,675	$6,955
6.500% due 10/01/2053	10,000	11,505
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2036	500	509

		18,969

ALASKA 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	385

ARIZONA 2.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,591
Arizona Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 02/01/2048	2,990	3,126
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,256
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,629
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	936

		10,538

CALIFORNIA 8.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	1,000	1,072
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,707
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	2,000	2,172
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	654
7.000% due 10/01/2039	500	511
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,179
7.750% due 04/01/2031	830	1,071
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,058
California Pollution Control Financing Authority Revenue Bonds, Series 2015
4.300% due 07/01/2040 (a)	1,500	1,506
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	581
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	205	215
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,369
5.000% due 09/01/2034	1,300	1,409
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,155
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,169
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,976
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	6,000	6,103
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,789
6.250% due 10/01/2040	1,000	1,187
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	549

		34,432

COLORADO 2.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037	775	542
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	1,039

Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,098
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,694
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	505
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	695
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,746
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	848

		10,167

CONNECTICUT 0.2%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	818	916

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	440

DISTRICT OF COLUMBIA 0.1%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	170	206

FLORIDA 4.7%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,238
8.000% due 10/01/2046	1,250	1,540
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	251
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	260	278
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,039
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,503
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,521
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,275
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,144
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,798
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,668
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	725	733
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,830	2,087

		18,075

GEORGIA 1.0%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.250% due 07/01/2040	2,000	2,262
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,540

		4,053

GUAM 0.4%
Guam Government Waterworks Authority Revenue Bonds, Series 2014
5.000% due 07/01/2035	1,250	1,365

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,201

ILLINOIS 4.2%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,004
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	4,500	4,416
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2033	1,250	1,314

Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,624
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,164
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	142
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	524
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2015	3,900	3,913
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	974

		16,095

INDIANA 2.3%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	399
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,133
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,848
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,821
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,462

		8,763

IOWA 1.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,073
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	1
2.700% due 11/15/2046 ^	1,479	602
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,287

		6,963

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	232

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,163
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,547
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	569

		4,279

MAINE 1.3%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,196

MARYLAND 0.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	304
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,675

		2,979

MASSACHUSETTS 0.2%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	885	918

MICHIGAN 3.0%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	705	705
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,111
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	780	780

Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2033	2,000	2,110
5.000% due 07/01/2044	4,500	4,620
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	570
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,041
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	611

		11,634

MINNESOTA 0.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	408
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	646
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,092
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	519

		2,665

MISSOURI 0.7%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	223
5.550% due 10/01/2036	45	39
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,571
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	258
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	529

		2,620

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031	830	619

NEBRASKA 1.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,460

NEW JERSEY 6.1%
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,602
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,087
5.000% due 06/01/2041	24,500	18,096

		23,785

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	560

NEW YORK 10.3%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,027
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,930	1,933
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	5,000	5,476
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	161
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,541
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,500	1,507
5.375% due 11/15/2040	4,000	4,193
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	578
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	7,500	8,372
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,090

TSASC, Inc., New York Revenue Bonds, Series 2006
5.125% due 06/01/2042	2,250	1,904

		39,782

NORTH CAROLINA 0.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	50
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	814
6.000% due 04/01/2038	500	526
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	625

		2,015

OHIO 13.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	16,500	13,491
5.875% due 06/01/2047	1,105	857
6.500% due 06/01/2047	21,285	18,044
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,547
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,387
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	10,000	10,016

		51,342

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	214

PENNSYLVANIA 2.5%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	817
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	545
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	500	300
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	539
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,201
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	260
6.375% due 07/01/2030	1,000	1,037
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	555
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	420
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,597
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	520	530

		9,801

RHODE ISLAND 1.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,000	4,069

SOUTH CAROLINA 0.5%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,941

TENNESSEE 0.4%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,117
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	564

		1,681

TEXAS 8.9%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,173
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	563
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,097

Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	840
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,539
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	903
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	550
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	4,085
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	270
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	164
5.750% due 01/01/2033	350	390
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,307
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,122
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	569
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,008
5.500% due 01/01/2032	500	524
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,130
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,065	7,234
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	6,775	6,818
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,167

		34,453

UTAH 0.9%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,521
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	667
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	405

		3,593

VERMONT 0.5%
Vermont Economic Development Authority Revenue Bonds, Series 2013
4.750% due 04/01/2036	2,000	2,000

VIRGINIA 0.5%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	4
6.000% due 06/01/2043	354	331
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2014
6.050% due 03/01/2044	574	499
6.050% due 03/01/2054 ^	609	6
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,055

		1,895

WASHINGTON 0.4%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,055
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	303

		1,358

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	490	542

WISCONSIN 0.3%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	0	13
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,160

		1,173

Total Municipal Bonds & Notes (Cost $337,440)		349,374

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		656

Total Short-Term Instruments (Cost $656)		656

Total Investments in Securities (Cost $338,096)		350,030

	SHARES
INVESTMENTS IN AFFILIATES 11.6%
SHORT-TERM INSTRUMENTS 11.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.6%
PIMCO Short-Term Floating NAV Portfolio III	4,514,618	44,776

Total Short-Term Instruments (Cost $44,765)		44,776

Total Investments in Affiliates (Cost $44,765)		44,776

Total Investments 101.9% (Cost $382,861)		$394,806
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $0)		21
Other Assets and Liabilities, net (1.9%)		(7,280)

Net Assets 100.0%		$387,547

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security becomes interest bearing at a future date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$656	Fannie Mae 2.260% due 10/17/2022	$(672)	$656	$656

Total Repurchase Agreements						$(672)	$656	$656

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	199	$294	$12	$0

Total Futures Contracts				$294	$12	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	$ 4,200	$216	$(53)	$9	$0

Total Swap Agreements					$216	$(53)	$9	$0

Cash of $1,234 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,969	$0	$18,969
Alaska	0	385	0	385
Arizona	0	10,538	0	10,538
California	0	34,432	0	34,432
Colorado	0	10,167	0	10,167
Connecticut	0	916	0	916
Delaware	0	440	0	440
District of Columbia	0	206	0	206
Florida	0	18,075	0	18,075
Georgia	0	4,053	0	4,053
Guam	0	1,365	0	1,365
Idaho	0	1,201	0	1,201
Illinois	0	16,095	0	16,095
Indiana	0	8,763	0	8,763
Iowa	0	6,963	0	6,963
Kansas	0	232	0	232
Louisiana	0	4,279	0	4,279
Maine	0	5,196	0	5,196
Maryland	0	2,979	0	2,979
Massachusetts	0	918	0	918
Michigan	0	11,634	0	11,634
Minnesota	0	2,665	0	2,665
Missouri	0	2,620	0	2,620
Montana	0	619	0	619
Nebraska	0	5,460	0	5,460
New Jersey	0	23,785	0	23,785
New Mexico	0	560	0	560
New York	0	39,782	0	39,782
North Carolina	0	2,015	0	2,015
Ohio	0	51,342	0	51,342
Oregon	0	214	0	214
Pennsylvania	0	9,801	0	9,801
Rhode Island	0	4,069	0	4,069
South Carolina	0	1,941	0	1,941
Tennessee	0	1,681	0	1,681
Texas	0	34,453	0	34,453
Utah	0	3,593	0	3,593
Vermont	0	2,000	0	2,000
Virginia	0	1,895	0	1,895
Washington	0	1,358	0	1,358
West Virginia	0	542	0	542
Wisconsin	0	1,173	0	1,173
Short-Term Instruments
Repurchase Agreements	0	656	0	656
	$0	$350,030	$0	$350,030

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,776	$0	$0	$44,776

Total Investments	$44,776	$350,030	$0	$394,806

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$12	$9	$0	$21

Totals	$44,788	$350,039	$0	$394,827

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3%
BANK LOAN OBLIGATIONS 0.2%
CDRH Parent, Inc.
9.000% due 07/01/2022		$3,000	$2,903

Total Bank Loan Obligations (Cost $2,973)			2,903

CORPORATE BONDS & NOTES 95.8%
BANKING & FINANCE 11.8%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		7,500	7,950
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		4,000	3,965
4.500% due 05/15/2021		5,000	5,037
Ally Financial, Inc.
5.125% due 09/30/2024		2,000	2,013
7.500% due 09/15/2020		3,993	4,662
8.000% due 03/15/2020		4,016	4,739
8.000% due 11/01/2031		668	853
Alpha Credit Group PLC
3.375% due 06/17/2017	EUR	2,000	986
Argos Merger Sub, Inc.
7.125% due 03/15/2023		$4,250	4,462
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (e)	EUR	2,000	2,239
9.000% due 05/09/2018 (e)		$2,000	2,155
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	7,000	8,697
Banco Santander S.A.
6.250% due 09/11/2021 (e)		5,000	5,431
Bank of America Corp.
6.250% due 09/05/2024 (e)		$2,500	2,492
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	2,000	2,226
8.000% due 12/15/2020 (e)		3,000	3,562
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	3,403
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (b)		$5,487	4,444
CIT Group, Inc.
5.000% due 08/15/2022		10,500	10,421
5.000% due 08/01/2023		2,500	2,469
Credit Agricole S.A.
6.625% due 09/23/2019 (e)		1,500	1,467
7.875% due 01/23/2024 (e)		14,000	14,399
Credit Suisse Group AG
6.250% due 12/18/2024 (e)		3,000	2,861
7.500% due 12/11/2023 (e)		2,500	2,611
Crown Castle International Corp.
5.250% due 01/15/2023		3,500	3,538
ERB Hellas PLC
4.250% due 06/26/2018	EUR	1,500	661
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		$2,000	2,120
HSBC Holdings PLC
6.375% due 03/30/2025 (e)		2,000	2,015
HUB International Ltd.
7.875% due 10/01/2021		10,000	10,225
Infinity Acquisition LLC
7.250% due 08/01/2022		5,500	5,197
International Lease Finance Corp.
8.250% due 12/15/2020		1,000	1,190
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	2,916
Jefferies Finance LLC
7.375% due 04/01/2020		3,000	2,962
Jefferies LoanCore LLC
6.875% due 06/01/2020		3,000	2,925
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		2,000	2,875
Lloyds Banking Group PLC
7.000% due 06/27/2019 (e)	GBP	2,000	3,159
7.500% due 06/27/2024 (e)		$10,000	10,325
National Financial Partners Corp.
9.000% due 07/15/2021		5,000	4,956

National Westminster Bank PLC
6.500% due 09/07/2021	GBP	250	441
Navient Corp.
5.000% due 10/26/2020		$2,000	1,995
5.875% due 10/25/2024		3,000	2,828
6.125% due 03/25/2024		5,000	4,800
8.000% due 03/25/2020		3,000	3,352
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		2,500	2,594
Quicken Loans, Inc.
5.750% due 05/01/2025		2,000	1,920
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		4,000	5,000
9.118% due 10/29/2015 (e)		350	353
Societe Generale S.A.
6.000% due 01/27/2020 (e)		2,000	1,871
7.875% due 12/18/2023 (e)		7,000	7,052
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		4,000	4,065
Springleaf Finance Corp.
7.750% due 10/01/2021		2,025	2,205
8.250% due 10/01/2023		3,900	4,417
UniCredit SpA
8.000% due 06/03/2024 (e)		6,500	6,394
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	2,500	4,181
6.000% due 04/15/2021		2,025	3,325
WaveDivision Escrow LLC
8.125% due 09/01/2020		$5,000	5,225
York Risk Services Holding Corp.
8.500% due 10/01/2022		3,100	2,744

			223,370

INDUSTRIALS 77.8%
3AB Optique Developpement S.A.S.
5.625% due 04/15/2019	EUR	1,250	1,324
Academy Ltd.
9.250% due 08/01/2019		$500	528
Accudyne Industries Borrower
7.750% due 12/15/2020		11,150	10,369
Activision Blizzard, Inc.
6.125% due 09/15/2023		2,500	2,688
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		4,000	4,160
ADT Corp.
3.500% due 07/15/2022		9,500	8,669
4.125% due 06/15/2023		3,000	2,805
4.875% due 07/15/2042		2,500	1,925
AECOM
5.750% due 10/15/2022		1,000	1,015
5.875% due 10/15/2024		2,000	2,033
Aguila S.A.
7.875% due 01/31/2018		4,100	4,074
7.875% due 01/31/2018	CHF	3,000	3,245
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		$5,500	5,197
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,075
8.750% due 11/01/2019	EUR	1,000	1,198
Aldesa Financial Services S.A.
7.250% due 04/01/2021		2,500	2,547
Alere, Inc.
6.375% due 07/01/2023		$2,500	2,550
6.500% due 06/15/2020		2,000	2,080
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,090
7.875% due 11/01/2020		2,000	2,085
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	4,850
10.750% due 10/15/2019		6,500	5,021
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (b)		6,000	6,015
Altice Financing S.A.
6.500% due 01/15/2022		1,000	1,003
6.625% due 02/15/2023		5,000	4,976
Altice Finco S.A.
7.625% due 02/15/2025		2,000	1,925
8.125% due 01/15/2024		1,500	1,519
9.875% due 12/15/2020		4,000	4,410
Altice S.A.
7.250% due 05/15/2022	EUR	5,500	6,208
7.625% due 02/15/2025		$5,000	4,712
7.750% due 05/15/2022		3,000	2,910
AMC Networks, Inc.
7.750% due 07/15/2021		500	543

American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,000	3,068
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (b)		5,000	5,119
Ancestry.com, Inc.
11.000% due 12/15/2020		6,250	7,141
Antero Resources Corp.
5.125% due 12/01/2022		1,000	950
6.000% due 12/01/2020		3,500	3,552
Arch Coal, Inc.
7.000% due 06/15/2019		1,500	225
Ardagh Finance Holdings S.A. (8.375 Cash or 8.375% PIK)
8.375% due 06/15/2019 (b)	EUR	2,760	3,146
Ardagh Finance Holdings S.A. (8.625 Cash or 8.625% PIK)
8.625% due 06/15/2019 (b)		$2,178	2,265
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		882	904
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	5,000	8,681
Ashland, Inc.
4.750% due 08/15/2022		$2,500	2,463
6.875% due 05/15/2043		2,500	2,550
Associated Materials LLC
9.125% due 11/01/2017		5,000	4,175
Auris Luxembourg S.A.
8.000% due 01/15/2023	EUR	4,000	4,819
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		$2,000	2,148
Axiall Corp.
4.875% due 05/15/2023		1,000	969
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		3,000	3,011
Blue Coat Holdings, Inc.
8.375% due 06/01/2023		5,250	5,355
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		5,000	5,162
BMC Software Finance, Inc.
8.125% due 07/15/2021		8,000	6,510
Bombardier, Inc.
7.500% due 03/15/2025		3,000	2,738
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		4,000	2,855
Boyd Gaming Corp.
6.875% due 05/15/2023		5,000	5,150
Brakes Capital
7.125% due 12/15/2018	GBP	4,500	7,283
Building Materials Corp. of America
5.375% due 11/15/2024		$4,000	3,947
6.750% due 05/01/2021		3,000	3,139
Burger King Worldwide, Inc.
6.000% due 04/01/2022		5,000	5,150
Cablevision Systems Corp.
5.875% due 09/15/2022		5,750	5,592
8.000% due 04/15/2020		1,000	1,088
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		6,000	4,860
California Resources Corp.
5.500% due 09/15/2021		4,000	3,485
6.000% due 11/15/2024		6,000	5,182
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		5,000	5,097
CCO Holdings LLC
5.125% due 02/15/2023		5,000	4,887
5.250% due 03/15/2021		1,000	1,000
5.250% due 09/30/2022		2,500	2,469
5.750% due 09/01/2023		3,750	3,766
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,750	2,508
6.375% due 09/15/2020		3,000	2,991
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	10,000	12,206
Cerberus Nightingale SARL
8.250% due 02/01/2020		1,500	1,706
CHC Helicopter S.A.
9.250% due 10/15/2020		$5,063	3,708
9.375% due 06/01/2021		1,235	741
Chemours Co.
6.625% due 05/15/2023		1,875	1,821
7.000% due 05/15/2025		1,375	1,337
Chesapeake Energy Corp.
5.750% due 03/15/2023		6,750	6,142
6.625% due 08/15/2020		1,250	1,225
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		5,000	5,173
7.625% due 03/15/2020		2,500	2,611

CMA CGM S.A.
7.750% due 01/15/2021	EUR	1,250	1,397
8.500% due 04/15/2017		$1,750	1,789
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (b)		7,619	7,933
CommScope Technologies Finance LLC
6.000% due 06/15/2025		2,000	1,998
CommScope, Inc.
5.000% due 06/15/2021		2,000	1,965
5.500% due 06/15/2024		1,500	1,464
Community Health Systems, Inc.
6.875% due 02/01/2022		6,000	6,352
7.125% due 07/15/2020		3,000	3,186
Concho Resources, Inc.
5.500% due 04/01/2023		2,750	2,764
6.500% due 01/15/2022		1,250	1,309
Concordia Healthcare Corp.
7.000% due 04/15/2023		5,000	5,012
Constellation Brands, Inc.
4.250% due 05/01/2023		2,000	1,975
Constellium NV
5.750% due 05/15/2024		2,250	2,014
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		7,000	6,904
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,169
10.875% due 12/15/2018	EUR	4,000	4,714
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.500% due 08/01/2021		2,250	2,414
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	60
CPG Merger Sub LLC
8.000% due 10/01/2021		12,500	12,981
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		20,000	17,700
CSC Holdings LLC
6.750% due 11/15/2021		1,250	1,322
Darling Ingredients, Inc.
5.375% due 01/15/2022		3,000	3,011
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		2,000	1,930
5.750% due 08/15/2022		3,000	3,191
DBP Holding Corp.
7.750% due 10/15/2020		4,000	3,280
Dean Foods Co.
6.500% due 03/15/2023		3,000	3,068
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	130
Deutsche Raststaetten Gruppe GmbH
6.750% due 12/30/2020	EUR	2,500	2,996
Diamond Foods, Inc.
7.000% due 03/15/2019		$5,000	5,137
Digicel Group Ltd.
7.125% due 04/01/2022		4,500	4,241
8.250% due 09/30/2020		3,500	3,517
Digicel Ltd.
6.000% due 04/15/2021		5,750	5,558
DISH DBS Corp.
5.000% due 03/15/2023		2,250	2,093
5.875% due 07/15/2022		4,000	3,930
5.875% due 11/15/2024		3,375	3,251
6.750% due 06/01/2021		3,000	3,135
DJO Finance LLC
10.750% due 04/15/2020		4,250	4,377
DJO Finco, Inc.
8.125% due 06/15/2021		4,000	4,130
Dometic Group AB
9.500% due 06/26/2019 (b)	EUR	2,000	2,258
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (b)		3,369	1,502
Dynegy, Inc.
6.750% due 11/01/2019		$4,000	4,182
7.375% due 11/01/2022		3,000	3,158
7.625% due 11/01/2024		5,000	5,325
Eagle Spinco, Inc.
4.625% due 02/15/2021		4,000	3,895
Endo Finance LLC
5.375% due 01/15/2023		4,000	3,960
5.750% due 01/15/2022		4,000	4,060
6.000% due 07/15/2023 (a)		2,750	2,819
6.000% due 02/01/2025		3,500	3,574
7.250% due 01/15/2022		2,000	2,133
Evolution Escrow Issuer LLC
7.500% due 03/15/2022		3,500	3,325
EWOS Holding A/S
6.750% due 11/01/2020	EUR	2,000	2,235

Family Tree Escrow LLC
5.250% due 03/01/2020		$1,000	1,051
5.750% due 03/01/2023		3,000	3,150
First Data Corp.
6.750% due 11/01/2020		2,750	2,913
8.250% due 01/15/2021		5,000	5,287
11.250% due 01/15/2021		1,950	2,169
12.625% due 01/15/2021		6,500	7,524
First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,500	1,459
7.000% due 02/15/2021		2,000	1,923
7.250% due 05/15/2022		1,500	1,436
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		4,000	2,820
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	4,000	4,236
Gardner Denver, Inc.
6.875% due 08/15/2021		$16,500	15,118
Gates Global LLC
5.750% due 07/15/2022	EUR	4,400	4,538
6.000% due 07/15/2022		$10,000	9,100
General Cable Corp.
5.750% due 10/01/2022		2,000	1,885
General Motors Co.
5.000% due 04/01/2035		1,000	985
5.200% due 04/01/2045		1,125	1,120
Getty Images, Inc.
7.000% due 10/15/2020		13,500	6,210
GHD Bondco PLC
7.000% due 04/15/2020	GBP	2,700	3,818
Graton Economic Development Authority
9.625% due 09/01/2019		$2,000	2,167
Gulfport Energy Corp.
6.625% due 05/01/2023		1,000	1,018
7.750% due 11/01/2020		1,000	1,053
Halcon Resources Corp.
8.625% due 02/01/2020		1,500	1,487
8.875% due 05/15/2021 ^		5,500	3,644
9.750% due 07/15/2020 ^		2,000	1,355
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,400
HCA, Inc.
4.750% due 05/01/2023		5,000	5,075
5.375% due 02/01/2025		2,000	2,025
5.875% due 03/15/2022		2,000	2,180
5.875% due 05/01/2023		4,000	4,260
6.500% due 02/15/2020		3,000	3,360
7.500% due 02/15/2022		5,000	5,750
HD Supply, Inc.
7.500% due 07/15/2020		9,500	10,094
11.000% due 04/15/2020		4,000	4,472
11.500% due 07/15/2020		3,000	3,480
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	4,800
Hema Bondco BV
8.500% due 12/15/2019	EUR	3,000	1,991
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,018
6.250% due 10/15/2022		1,500	1,530
Hexion, Inc.
8.875% due 02/01/2018		3,000	2,723
9.000% due 11/15/2020		5,000	3,650
HJ Heinz Co.
4.875% due 02/15/2025		1,500	1,637
HJ Heinz Finance Co.
7.125% due 08/01/2039		5,000	6,225
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,070
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (b)		2,125	2,154
iHeartCommunications, Inc.
9.000% due 03/01/2021		8,750	8,006
9.000% due 09/15/2022		3,250	2,958
10.000% due 01/15/2018		4,000	3,235
iHeartCommunications, Inc. (12.000% Cash and 2.000% PIK)
14.000% due 02/01/2021 (b)		5,151	3,677
Immucor, Inc.
11.125% due 08/15/2019		3,500	3,727
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	3,555
6.625% due 12/15/2022		6,000	5,527
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,000	4,194
8.125% due 06/01/2023		5,000	4,125
Interactive Data Corp.
5.875% due 04/15/2019		2,000	2,020

International Game Technology PLC
6.250% due 02/15/2022		1,500	1,440
6.500% due 02/15/2025		2,500	2,325
Intralot Capital Luxembourg S.A.
6.000% due 05/15/2021	EUR	2,000	1,928
Italics Merger Sub, Inc.
7.125% due 07/15/2023		$5,000	4,950
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (b)		7,750	7,934
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,636
JH-Holding Finance S.A.
8.250% due 12/01/2022 (b)	EUR	2,000	2,330
JMC Steel Group, Inc.
8.250% due 03/15/2018		$4,250	3,905
Jo-Ann Stores LLC
8.125% due 03/15/2019		4,000	3,785
Kinetic Concepts, Inc.
10.500% due 11/01/2018		4,500	4,815
12.500% due 11/01/2019		10,000	10,825
Kirk Beauty One GmbH
8.750% due 07/15/2023	EUR	2,000	2,205
Kirk Beauty Zero GmbH
6.250% due 07/15/2022		1,425	1,577
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020		2,125	2,375
KLX, Inc.
5.875% due 12/01/2022		$5,000	5,074
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	7,750	9,254
Laredo Petroleum, Inc.
7.375% due 05/01/2022		$3,500	3,701
Lion/Seneca France 2 S.A.S.
7.875% due 04/15/2019	EUR	3,000	2,947
LTF Merger Sub, Inc.
8.500% due 06/15/2023		$3,000	2,910
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		7,500	7,031
5.500% due 04/15/2025		1,000	974
5.750% due 08/01/2022		4,000	4,095
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,714
Marcolin SpA
8.500% due 11/15/2019	EUR	4,000	4,688
Matador Resources Co.
6.875% due 04/15/2023		$1,625	1,668
MCE Finance Ltd.
5.000% due 02/15/2021		3,000	2,865
MDC Partners, Inc.
6.750% due 04/01/2020		5,000	5,000
MGM Resorts International
6.000% due 03/15/2023		3,250	3,299
6.625% due 12/15/2021		7,500	7,875
6.750% due 10/01/2020		4,750	5,046
7.750% due 03/15/2022		5,000	5,525
8.625% due 02/01/2019		750	851
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		2,000	2,005
Modular Space Corp.
10.250% due 01/31/2019		3,000	2,610
Mongolian Mining Corp.
8.875% due 03/29/2017		200	139
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	5,000	5,361
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		$6,000	6,142
NBTY, Inc.
9.000% due 10/01/2018		2,000	2,073
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		4,000	4,240
Neiman Marcus Group Ltd. LLC (8.750% Cash or 9.500% PIK)
8.750% due 10/15/2021 (b)		2,000	2,158
New Academy Finance Co. LLC (8.000% Cash or 8.750% PIK)
8.000% due 06/15/2018 (b)		7,000	7,070
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	2,500	3,825
Newfield Exploration Co.
5.625% due 07/01/2024		$1,250	1,269
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,163
Nielsen Finance LLC
4.500% due 10/01/2020		4,000	3,995
Northern Blizzard Resources, Inc.
7.250% due 02/01/2022		1,430	1,373
Novasep Holding S.A.S.
8.000% due 12/15/2016		1,063	1,015

Novelis, Inc.
8.750% due 12/15/2020		5,000	5,300
Numericable SFR S.A.S.
5.375% due 05/15/2022	EUR	1,500	1,703
5.625% due 05/15/2024		1,800	2,029
6.000% due 05/15/2022		$5,000	4,941
6.250% due 05/15/2024		5,000	4,931
NXP BV
4.125% due 06/15/2020		2,750	2,778
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	2,000
6.875% due 03/15/2022		3,000	3,060
Omega U.S. Sub LLC
8.750% due 07/15/2023		2,750	2,757
Pactiv LLC
7.950% due 12/15/2025		2,000	1,990
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		11,000	11,770
Party City Holdings, Inc.
8.875% due 08/01/2020		5,000	5,362
Paternoster Holding GmbH
8.500% due 02/15/2023	EUR	2,500	2,849
Peabody Energy Corp.
6.250% due 11/15/2021		$4,000	1,300
Perstorp Holding AB
8.750% due 05/15/2017		3,500	3,657
11.000% due 08/15/2017		5,000	5,312
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,237
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		5,000	5,150
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	6,500	7,509
Phosphorus Holdco PLC (10.000% Cash or 10.000% PIK)
10.000% due 04/01/2019 ^	GBP	2,000	94
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		$3,000	3,191
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		3,164	3,124
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	995
Pizzaexpress Financing PLC
8.625% due 08/01/2022	GBP	2,000	3,323
Platform Specialty Products Corp.
6.500% due 02/01/2022		$4,000	4,150
Ply Gem Industries, Inc.
6.500% due 02/01/2022		11,500	11,399
Post Holdings, Inc.
6.000% due 12/15/2022		7,000	6,764
6.750% due 12/01/2021		5,000	5,012
PQ Corp.
8.750% due 11/01/2018		3,000	3,041
PRA Holdings, Inc.
9.500% due 10/01/2023		9,000	10,102
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	5,000	7,432
Prestige Brands, Inc.
5.375% due 12/15/2021		$750	754
Project Homestake Merger Corp.
8.875% due 03/01/2023		3,750	3,647
PSPC Escrow Corp.
6.000% due 02/01/2023	EUR	2,875	3,257
PVH Corp.
4.500% due 12/15/2022		$4,000	3,980
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,478
5.000% due 03/15/2023		4,000	3,940
Regency Energy Partners LP
5.000% due 10/01/2022		1,000	1,016
5.500% due 04/15/2023		3,750	3,835
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		3,000	3,083
6.875% due 02/15/2021		680	712
7.875% due 08/15/2019		1,000	1,044
8.250% due 02/15/2021		5,000	5,212
9.875% due 08/15/2019		2,000	2,104
Rite Aid Corp.
6.125% due 04/01/2023		5,000	5,169
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		2,061	2,177
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,000	2,055
6.875% due 04/15/2040		1,250	1,319
Roofing Supply Group LLC
10.000% due 06/01/2020		3,500	3,596

RSI Home Products, Inc.
6.500% due 03/15/2023		1,750	1,772
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		2,000	2,003
5.750% due 05/15/2024		7,500	7,509
SAExploration Holdings, Inc.
10.000% due 07/15/2019		1,000	615
Samson Investment Co.
9.750% due 02/15/2020		5,000	313
Sanchez Energy Corp.
6.125% due 01/15/2023		3,500	3,150
SandRidge Energy, Inc.
7.500% due 02/15/2023 ^		1,000	428
8.125% due 10/15/2022 ^		2,000	865
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,305
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,041
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	2,250	2,377
4.750% due 05/15/2021		$4,000	4,040
Schaeffler Holding Finance BV
5.750% due 11/15/2021 (b)	EUR	1,325	1,563
6.250% due 11/15/2019 (b)		$3,500	3,701
6.750% due 11/15/2022 (b)		6,000	6,502
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (b)	EUR	5,400	6,256
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,900	1,487
10.000% due 12/01/2022		5,000	4,841
Sealed Air Corp.
5.125% due 12/01/2024		1,000	990
5.250% due 04/01/2023		2,000	2,023
6.500% due 12/01/2020		2,000	2,215
Sensata Technologies BV
4.875% due 10/15/2023		3,500	3,469
5.000% due 10/01/2025		1,500	1,464
5.625% due 11/01/2024		1,750	1,809
Sequa Corp.
7.000% due 12/15/2017		6,150	4,213
Serta Simmons Holdings LLC
8.125% due 10/01/2020		5,000	5,300
ServiceMaster Co. LLC
7.000% due 08/15/2020		6,893	7,315
7.450% due 08/15/2027		5,000	5,075
Seventy Seven Operating LLC
6.625% due 11/15/2019		1,000	795
Shearer’s Foods LLC
9.000% due 11/01/2019		4,000	4,320
SIG Combibloc Holdings S.C.A.
7.750% due 02/15/2023	EUR	5,250	6,106
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		$8,800	8,580
Simmons Foods, Inc.
7.875% due 10/01/2021		5,000	4,612
Sirius XM Radio, Inc.
5.375% due 04/15/2025		3,000	2,910
SiTV LLC
10.375% due 07/01/2019		5,000	4,150
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,285
Softbank Corp.
4.500% due 04/15/2020		2,000	2,013
Sophia LP
9.750% due 01/15/2019		7,000	7,455
Spectrum Brands, Inc.
5.750% due 07/15/2025		1,500	1,530
6.625% due 11/15/2022		3,750	4,012
6.750% due 03/15/2020		2,500	2,639
Springs Industries, Inc.
6.250% due 06/01/2021		3,250	3,193
Station Casinos LLC
7.500% due 03/01/2021		7,000	7,525
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,058
6.375% due 08/15/2022		250	263
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		4,500	4,534
Studio City Finance Ltd.
8.500% due 12/01/2020		4,000	4,005
Sun Products Corp.
7.750% due 03/15/2021		10,000	9,150
SunGard Data Systems, Inc.
6.625% due 11/01/2019		3,500	3,627
7.625% due 11/15/2020		2,000	2,098

T-Mobile USA, Inc.
6.000% due 03/01/2023		1,250	1,283
6.250% due 04/01/2021		3,000	3,083
6.375% due 03/01/2025		1,500	1,543
6.625% due 04/01/2023		4,000	4,165
6.731% due 04/28/2022		5,000	5,225
6.836% due 04/28/2023		2,500	2,634
TEGNA, Inc.
4.875% due 09/15/2021		750	746
5.500% due 09/15/2024		1,000	993
Teine Energy Ltd.
6.875% due 09/30/2022		3,550	3,443
Tenet Healthcare Corp.
5.000% due 03/01/2019		1,500	1,506
6.750% due 06/15/2023		5,000	5,109
8.000% due 08/01/2020		3,000	3,131
8.125% due 04/01/2022		8,000	8,780
Terex Corp.
6.500% due 04/01/2020		2,250	2,368
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	2,380
Tesoro Logistics LP
6.250% due 10/15/2022		$2,500	2,600
TMF Group Holding BV
9.875% due 12/01/2019	EUR	4,250	5,089
TransDigm, Inc.
6.000% due 07/15/2022		$7,750	7,692
6.500% due 07/15/2024		10,000	9,925
6.500% due 05/15/2025		3,000	2,981
7.500% due 07/15/2021		1,250	1,350
TransUnion (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		4,000	4,093
TransUnion (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (b)		3,000	3,012
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		3,500	2,730
Tronox Finance LLC
6.375% due 08/15/2020		4,000	3,730
Tullow Oil PLC
6.000% due 11/01/2020		4,000	3,645
United Rentals North America, Inc.
5.500% due 07/15/2025		4,750	4,607
7.625% due 04/15/2022		2,500	2,719
Unitymedia GmbH
6.125% due 01/15/2025		2,000	2,095
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		2,000	1,990
5.500% due 09/15/2022	EUR	4,500	5,362
Univar, Inc.
6.750% due 07/15/2023 (a)		$3,125	3,164
Univision Communications, Inc.
5.125% due 05/15/2023		3,000	2,925
5.125% due 02/15/2025		5,000	4,825
6.750% due 09/15/2022		2,618	2,778
8.500% due 05/15/2021		4,000	4,225
UPC Holding BV
6.375% due 09/15/2022	EUR	6,000	7,208
6.750% due 03/15/2023	CHF	3,000	3,493
6.750% due 03/15/2023	EUR	3,000	3,646
UPCB Finance Ltd.
5.375% due 01/15/2025		$3,000	2,879
USG Corp.
7.875% due 03/30/2020		1,000	1,075
9.750% due 01/15/2018		4,296	4,908
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	2,125	2,298
5.500% due 03/01/2023		$1,750	1,772
5.625% due 12/01/2021		5,000	5,150
6.125% due 04/15/2025		3,500	3,614
6.375% due 10/15/2020		3,000	3,167
6.750% due 08/15/2021		4,000	4,180
7.000% due 10/01/2020		1,500	1,564
7.250% due 07/15/2022		5,375	5,731
7.500% due 07/15/2021		2,000	2,168
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (b)		2,500	2,475
VeriSign, Inc.
4.625% due 05/01/2023		2,500	2,406
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	8,896
VWR Funding, Inc.
4.625% due 04/15/2022		5,000	5,393
7.250% due 09/15/2017		$7,750	8,031
Warren Resources, Inc.
9.000% due 08/01/2022 ^		1,750	805

Watco Cos. LLC
6.375% due 04/01/2023		3,500	3,561
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (b)		3,325	3,400
Welltec A/S
8.000% due 02/01/2019		5,000	4,812
Whiting Petroleum Corp.
5.750% due 03/15/2021		3,125	3,091
6.250% due 04/01/2023		2,000	1,995
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	6,000	6,927
7.375% due 04/23/2021		$5,000	5,069
Wise Metals Group LLC
8.750% due 12/15/2018		4,000	4,245
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,065
Wynn Las Vegas LLC
5.375% due 03/15/2022		4,000	4,095
5.500% due 03/01/2025		4,000	3,830
XPO Logistics, Inc.
5.750% due 06/15/2021	EUR	4,500	4,954
Zebra Technologies Corp.
7.250% due 10/15/2022		$3,500	3,797
ZF North America Capital, Inc.
4.750% due 04/29/2025		3,500	3,408
Zobele Holding SpA
7.875% due 02/01/2018	EUR	2,000	2,279

			1,478,465

UTILITIES 6.2%
AES Corp.
7.375% due 07/01/2021		$2,000	2,205
8.000% due 06/01/2020		2,000	2,320
American Energy-Permian Basin LLC
7.375% due 11/01/2021		3,750	2,566
Calpine Corp.
5.375% due 01/15/2023		3,000	2,962
5.750% due 01/15/2025		3,000	2,929
EP Energy LLC
9.375% due 05/01/2020		4,000	4,305
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023		2,000	1,845
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		2,000	1,852
4.950% due 07/19/2022		1,000	926
MarkWest Energy Partners LP
4.500% due 07/15/2023		4,000	3,940
4.875% due 12/01/2024		1,000	983
5.500% due 02/15/2023		500	518
Midwest Generation LLC
8.560% due 01/02/2016		296	296
Millicom International Cellular S.A.
6.625% due 10/15/2021		2,000	2,065
NGPL PipeCo LLC
9.625% due 06/01/2019		2,000	2,035
NRG Energy, Inc.
6.250% due 05/01/2024		2,000	1,995
6.625% due 03/15/2023		1,000	1,035
7.625% due 01/15/2018		3,500	3,846
7.875% due 05/15/2021		3,000	3,210
Parsley Energy LLC
7.500% due 02/15/2022		6,000	6,118
Sprint Capital Corp.
6.875% due 11/15/2028		7,000	6,020
6.900% due 05/01/2019		2,000	2,045
8.750% due 03/15/2032		7,500	7,312
Sprint Communications, Inc.
6.000% due 11/15/2022		12,000	10,995
9.000% due 11/15/2018		2,500	2,829
Sprint Corp.
7.125% due 06/15/2024		5,500	5,116
7.250% due 09/15/2021		2,000	1,974
7.625% due 02/15/2025		2,000	1,890
7.875% due 09/15/2023		7,000	6,842
Targa Resources Partners LP
4.125% due 11/15/2019		1,250	1,244
4.250% due 11/15/2023		4,000	3,720
5.000% due 01/15/2018		250	257
5.250% due 05/01/2023		2,750	2,736
6.375% due 08/01/2022		500	523
Telecom Italia Capital S.A.
6.375% due 11/15/2033		5,000	5,150
Telecom Italia SpA
5.303% due 05/30/2024		7,000	7,000

Virgin Media Finance PLC
5.750% due 01/15/2025	2,000	2,005
6.000% due 10/15/2024	2,000	2,038

		117,647

Total Corporate Bonds & Notes (Cost $1,899,337)		1,819,482

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(f)	21,410	47
NVHL S.A. ‘B’ (c)(f)	21,410	47
NVHL S.A. ‘C’ (c)(f)	21,410	47
NVHL S.A. ‘D’ (c)(f)	21,410	48
NVHL S.A. ‘E’ (c)(f)	21,410	48
NVHL S.A. ‘F’ (c)(f)	21,410	48
NVHL S.A. ‘G’ (c)(f)	21,410	48
NVHL S.A. ‘H’ (c)(f)	21,410	48
NVHL S.A. ‘I’ (c)(f)	21,410	48
NVHL S.A. ‘J’ (c)(f)	21,410	48

Total Common Stocks (Cost $696)		477

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.0%		252

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
0.010% due 08/27/2015 - 11/05/2015 (d)(i)	6,043	6,043

Total Short-Term Instruments (Cost $6,295)		6,295

Total Investments in Securities (Cost $1,909,301)		1,829,157

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	6,395,253	63,428

Total Short-Term Instruments (Cost $63,432)		63,428

Total Investments in Affiliates (Cost $63,432)		63,428

Total Investments 99.6% (Cost $1,972,733)		$1,892,585
Financial Derivative Instruments (h) (0.3%) (Cost or Premiums, net $0)		(5,542)
Other Assets and Liabilities, net 0.7%		12,932

Net Assets 100.0%		$1,899,975

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$47	0.00%
NVHL S.A. ‘B’	03/09/2012	69	47	0.00
NVHL S.A. ‘C’	03/09/2012	69	47	0.00
NVHL S.A. ‘D’	03/09/2012	69	48	0.00
NVHL S.A. ‘E’	03/09/2012	70	48	0.00
NVHL S.A. ‘F’	03/09/2012	70	48	0.00
NVHL S.A. ‘G’	03/09/2012	70	48	0.00
NVHL S.A. ‘H’	03/09/2012	70	48	0.01
NVHL S.A. ‘I’	03/09/2012	70	48	0.01
NVHL S.A. ‘J’	03/09/2012	70	48	0.01

		$696	$477	0.03%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$252	Fannie Mae 2.260% due 10/17/2022	$(260)	$252	$252

Total Repurchase Agreements						$(260)	$252	$252

(1)	Includes accrued interest.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	07/2015	EUR	238		$270	$5	$0
	07/2015		$2,462	EUR	2,193	0	(17)
DUB	07/2015	GBP	30,936		$47,405	0	(1,203)
GLM	08/2015	CHF	6,433		6,894	2	0
JPM	07/2015	EUR	8,510		9,579	100	(8)
	07/2015	GBP	1,988		3,138	15	0
	07/2015		$1,255	EUR	1,118	0	(9)
SCX	07/2015		212,931		190,024	0	(1,084)
	08/2015	EUR	190,314		$213,347	1,085	0
UAG	07/2015		184,587		201,353	5	(4,438)
	07/2015		$51,692	GBP	32,924	39	0
	08/2015	GBP	32,924		$51,681	0	(39)
	08/2015		$1,040	EUR	937	5	0

Total Forward Foreign Currency Contracts						$1,256	$(6,798)

(i)	Securities with an aggregate market value of $6,043 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$0	$2,903	$2,903
Corporate Bonds & Notes
Banking & Finance	0	223,370	0	223,370
Industrials	0	1,478,465	0	1,478,465
Utilities	0	117,351	296	117,647
Common Stocks
Health Care	477	0	0	477
Short-Term Instruments
Repurchase Agreements	0	252	0	252
U.S. Treasury Bills	0	6,043	0	6,043
	$477	$1,825,481	$3,199	$1,829,157

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,428	$0	$0	$63,428

Total Investments	$63,905	$1,825,481	$3,199	$1,892,585

Financial Derivative Instruments - Assets
Over the counter	$0	$1,256	$0	$1,256

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6,798)	$0	$(6,798)

Totals	$63,905	$1,819,939	$3,199	$1,887,043

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.2%
BANK LOAN OBLIGATIONS 4.8%
Albertson’s Holdings LLC
4.500% - 5.500% due 08/25/2021	$35,087	$35,308
5.000% due 08/25/2019	11,804	11,858
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (h)	42,171	43,242
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	2,659	2,677
Charter Communications Operating LLC
3.000% due 07/01/2020	2,930	2,898
Chrysler Group LLC
3.250% due 12/31/2018	16,914	16,899
Clear Channel Communications, Inc.
6.937% due 01/30/2019	185,540	171,779
Community Health Systems, Inc.
2.534% due 01/22/2019	8,529	8,487
CSC Holdings, Inc.
2.687% due 04/17/2020	19,694	19,557
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	25,611	25,651
Dell, Inc.
3.750% due 10/29/2018	58,464	58,509
Delos Finance SARL
3.500% due 03/06/2021	18,400	18,413
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	1,061,726	1,064,381
Expro Finservice SARL
5.750% due 09/02/2021	13,002	11,588
First Data Corp.
3.687% due 03/24/2017	9,164	9,153
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	19,073	16,981
H.J. Heinz Co.
3.000% due 06/07/2019	54,843	54,905
3.250% due 06/05/2020	84,394	84,510
HCA, Inc.
2.937% due 03/31/2017	13,993	14,002
3.032% due 05/01/2018	17,975	17,995
HD Supply, Inc.
4.000% due 06/28/2018	16,590	16,625
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	144,004	144,164
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	29,606	29,433
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	12,177	12,186
MGM Resorts International
2.937% due 12/20/2017	96,623	96,441
3.500% due 12/20/2019	28,373	28,225
NRG Energy, Inc.
2.750% due 07/02/2018	19,163	19,035
OGX
TBD% - 13.000% due 04/10/2049	6,836	7,665
Rise Ltd.
4.750% due 01/31/2021 (h)	4,311	4,336
Sabine Oil & Gas LLC
8.750% due 12/31/2018 ^	7,100	2,636
Seadrill Partners Finco LLC
4.000% due 02/21/2021	16,717	12,699
Sequa Corp.
5.250% due 06/19/2017	6,904	6,061
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	11,908	11,960
Univision Communications, Inc.
4.000% due 03/01/2020	158,834	158,024
Valeant Pharmaceuticals International, Inc.
3.500% due 12/11/2019	2,132	2,130

Westmoreland Coal Co.
7.500% due 12/16/2020		22,885	22,313

Total Bank Loan Obligations (Cost $2,273,656)			2,262,726

CORPORATE BONDS & NOTES 18.2%
BANKING & FINANCE 10.1%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		10,000	10,235
AGFC Capital Trust
6.000% due 01/15/2067		70,600	52,950
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,702
Ally Financial, Inc.
2.750% due 01/30/2017		52,430	52,325
2.955% due 07/18/2016		4,150	4,197
3.125% due 01/15/2016		9,050	9,095
3.250% due 09/29/2017		15,500	15,539
3.500% due 07/18/2016		112,695	114,667
3.600% due 05/21/2018		127,920	128,176
4.750% due 09/10/2018		28,385	29,343
5.500% due 02/15/2017		218,665	228,505
6.250% due 12/01/2017		36,750	39,322
ARC Properties Operating Partnership LP
3.000% due 02/06/2019		1,000	951
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (g)		6,600	7,111
Banco do Brasil S.A.
3.875% due 10/10/2022		10,800	9,828
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)	EUR	1,900	2,361
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$14,500	14,716
Banco Santander S.A.
6.250% due 09/11/2021 (g)	EUR	34,600	37,585
Banco Votorantim S.A.
5.250% due 02/11/2016		$10,000	10,187
Bank of America Corp.
3.958% due 10/21/2025	MXN	118,000	8,258
6.400% due 08/28/2017		$2,800	3,071
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (g)		7,300	7,254
Barclays Bank PLC
2.010% due 12/21/2020	MXN	132,500	8,219
7.625% due 11/21/2022		$49,600	56,577
7.750% due 04/10/2023		3,600	3,906
14.000% due 06/15/2019 (g)	GBP	5,800	11,902
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	14,091	15,684
6.625% due 09/15/2019 (g)		$2,000	1,954
8.000% due 12/15/2020 (g)	EUR	24,000	28,496
8.250% due 12/15/2018 (g)		$5,000	5,290
BGC Partners, Inc.
5.375% due 12/09/2019		27,740	28,979
Blackstone CQP Holdco LP
9.296% due 03/18/2019		252,961	259,761
BPCE S.A.
12.500% due 09/30/2019 (g)		33,400	44,318
12.500% due 08/29/2049		100	133
Caixa Economica Federal
4.250% due 05/13/2019		18,680	18,563
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,906	12,012
CIT Group, Inc.
4.250% due 08/15/2017		91,440	93,040
5.000% due 05/15/2017		50,955	52,672
5.250% due 03/15/2018		5,322	5,515
6.625% due 04/01/2018		3,300	3,539
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,598	11,221
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		$3,000	3,263
Corp. Andina de Fomento
3.950% due 10/15/2021	MXN	52,644	3,408
Credit Agricole S.A.
6.500% due 06/23/2021 (g)	EUR	17,400	19,544
6.625% due 09/23/2019 (g)		$13,000	12,711
7.500% due 06/23/2026 (g)	GBP	8,100	12,584
7.875% due 01/23/2024 (g)		$18,100	18,583
Credit Suisse AG
6.500% due 08/08/2023		2,700	2,959
Deutsche Annington Finance BV
3.200% due 10/02/2017		7,800	7,983

Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,608
2.000% due 09/15/2015		$27,224	27,258
2.375% due 05/25/2016		24,350	24,411
5.500% due 05/25/2016		4,400	4,532
5.500% due 06/26/2017		1,200	1,275
General Motors Financial Co., Inc.
2.750% due 05/15/2016		15,459	15,647
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,597
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	26,269
6.750% due 05/21/2018		$14,500	16,105
Hospitality Properties Trust
5.000% due 08/15/2022		11,895	12,390
6.300% due 06/15/2016		10,000	10,210
HSBC Holdings PLC
6.375% due 09/17/2024 (g)		33,000	33,124
6.375% due 03/30/2025 (g)		9,000	9,067
International Lease Finance Corp.
5.750% due 05/15/2016		22,050	22,629
6.750% due 09/01/2016		10,700	11,275
7.125% due 09/01/2018		38,400	42,912
8.625% due 09/15/2015		22,100	22,404
8.750% due 03/15/2017		3,600	3,948
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		30,000	29,400
5.500% due 08/06/2022		58,000	58,638
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,822
7.375% due 04/01/2020		2,900	2,864
7.500% due 04/15/2021		4,500	4,511
Jefferies Group LLC
6.500% due 01/20/2043		42,700	41,726
KBC Bank NV
8.000% due 01/25/2023		13,400	14,690
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,744
5.000% due 11/03/2015		22,000	22,256
LBG Capital PLC
7.588% due 05/12/2020	GBP	12,734	21,609
7.625% due 12/09/2019		2,000	3,340
7.867% due 12/17/2019		2,000	3,450
7.869% due 08/25/2020		10,300	18,045
7.975% due 09/15/2024		1,700	3,012
9.000% due 12/15/2019		449	765
9.125% due 07/15/2020		651	1,115
9.875% due 02/10/2023		100	181
15.000% due 12/21/2019	EUR	13,159	22,224
15.000% due 12/21/2019	GBP	17,400	38,891
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)		42,135	68,459
7.875% due 06/27/2029 (g)		200	331
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,600	2,371
Navient Corp.
5.000% due 12/15/2015 (h)	HKD	1,000	130
6.000% due 01/25/2017		$10,500	10,946
6.250% due 01/25/2016		21,004	21,450
8.450% due 06/15/2018		39,770	44,296
8.780% due 09/15/2016	MXN	9,100	588
NBG Finance PLC
4.375% due 04/30/2019	EUR	2,150	971
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047	DKK	107,420	14,680
Novo Banco S.A.
2.625% due 05/08/2017	EUR	20,300	22,094
4.000% due 01/21/2019		6,600	7,349
4.750% due 01/15/2018		6,700	7,595
5.000% due 04/04/2019		14,447	16,428
5.000% due 04/23/2019		24,102	27,409
5.000% due 05/14/2019		11,024	12,490
5.000% due 05/21/2019		25,023	28,519
5.000% due 05/23/2019		7,644	8,681
5.875% due 11/09/2015		19,600	21,906
7.000% due 03/04/2016		1,990	2,221
Nykredit Realkredit A/S
2.000% due 10/01/2047	DKK	398,180	54,340
2.500% due 10/01/2047		1,143,795	162,718
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$52,905	55,286
7.250% due 12/15/2021		32,897	34,131
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		872	911
Piper Jaffray Cos.
4.782% due 11/30/2015		15,000	15,040

Preferred Term Securities Ltd.
0.586% due 03/22/2037		83,505	62,211
0.596% due 12/22/2036		26,245	19,421
0.626% due 09/22/2036		76,284	56,450
0.686% due 03/22/2038		77,146	56,316
0.786% due 03/23/2035		20,365	15,681
1.186% due 03/22/2038		76,116	58,610
Programa Cedulas TDA Fondo de Titulizacion de Activos
0.078% due 04/08/2016	EUR	5,000	5,561
Prudential Covered Trust
2.997% due 09/30/2015		$6,563	6,597
Qatari Diar Finance Co.
5.000% due 07/21/2020		10,000	11,165
Rabobank Group
6.875% due 03/19/2020	EUR	46,950	61,767
8.375% due 07/26/2016 (g)		$42,503	44,521
8.400% due 06/29/2017 (g)		20,220	21,896
RCI Banque S.A.
4.600% due 04/12/2016		4,430	4,539
Realkredit Danmark A/S
2.500% due 10/01/2047	DKK	383,480	54,444
Rio Oil Finance Trust
6.250% due 07/06/2024		$8,200	8,077
6.750% due 01/06/2027		31,850	30,941
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,400	2,653
10.500% due 03/16/2022	EUR	1,100	1,406
13.125% due 03/19/2022	AUD	2,692	2,378
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		$37,300	36,630
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	48,700	49,407
4.950% due 02/07/2017		$88,800	89,535
5.180% due 06/28/2019		36,700	35,415
5.400% due 03/24/2017		4,500	4,551
5.717% due 06/16/2021		94,700	91,149
6.125% due 02/07/2022		258,085	249,697
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,176
7.750% due 03/15/2020		21,995	26,211
SLM Student Loan Trust
0.536% due 12/15/2033	EUR	1,898	2,052
Springleaf Finance Corp.
5.400% due 12/01/2015		$50,390	50,957
5.750% due 09/15/2016		1,000	1,036
6.500% due 09/15/2017		21,572	22,678
6.900% due 12/15/2017		364,384	387,158
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	5,224	8,355
TIG FinCo PLC
8.500% due 03/02/2020		1,655	2,740
8.750% due 04/02/2020		8,144	12,700
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)		$136,983	28,424
Trafford Centre Finance Ltd.
0.863% due 07/28/2038	GBP	6,550	9,456
UBS AG
4.750% due 05/22/2023		$2,700	2,728
4.750% due 02/12/2026	EUR	1,900	2,251
5.125% due 05/15/2024		$45,200	44,795
7.250% due 02/22/2022		13,000	13,710
7.625% due 08/17/2022		64,765	75,930
UniCredit SpA
8.000% due 06/03/2024 (g)(j)		3,100	3,050
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,565	4,212
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	11,300	11,952
5.375% due 02/13/2017		$26,100	26,522
5.450% due 11/22/2017 (j)		3,300	3,333
5.450% due 11/22/2017		24,300	24,543
5.942% due 11/21/2023		21,400	18,778
6.025% due 07/05/2022		60,457	54,450
6.902% due 07/09/2020		82,480	80,830
Western Union Co.
2.375% due 12/10/2015		3,100	3,119

			4,810,642

INDUSTRIALS 3.9%
AbbVie, Inc.
1.800% due 05/14/2018		13,900	13,858
Alliance Data Systems Corp.
5.250% due 12/01/2017		7,690	7,978
Altice S.A.
7.250% due 05/15/2022	EUR	5,400	6,095

American Airlines Pass-Through Trust
5.250% due 07/31/2022		$1,807	1,952
Ardagh Packaging Finance PLC
3.286% due 12/15/2019		19,000	18,549
Aviation Capital Group Corp.
3.875% due 09/27/2016		10,857	11,051
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		568	577
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		22,250	15,881
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		148,688	120,437
9.000% due 02/15/2020 ^		178,584	146,213
11.250% due 06/01/2017 ^		36,934	29,178
California Resources Corp.
5.000% due 01/15/2020 (j)		26,593	23,535
5.500% due 09/15/2021		27,679	24,115
Centex LLC
6.500% due 05/01/2016		8,500	8,861
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,291	1,315
5.500% due 04/29/2022		1,291	1,346
7.250% due 05/10/2021		6,731	7,791
7.707% due 10/02/2022		3,595	3,948
7.875% due 01/02/2020		1,884	1,978
CVS Pass-Through Trust
4.163% due 08/11/2036		7,226	7,366
5.773% due 01/10/2033		6,205	6,978
5.880% due 01/10/2028		1,613	1,830
7.507% due 01/10/2032		4,398	5,544
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	12,656
6.500% due 04/15/2016		14,000	14,525
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		5,590	6,387
DISH DBS Corp.
7.125% due 02/01/2016		72,615	74,612
Dynegy, Inc.
6.750% due 11/01/2019		25,340	26,493
7.375% due 11/01/2022		5,870	6,178
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	15,418	25,800
6.875% due 02/15/2021		5,000	8,131
6.875% due 05/09/2025		15,750	25,304
FCA U.S. LLC
8.250% due 06/15/2021		$2,000	2,185
Greene King Finance PLC
5.702% due 12/15/2034	GBP	427	637
Gulfport Energy Corp.
7.750% due 11/01/2020		$5,200	5,473
HCA, Inc.
3.750% due 03/15/2019		39,602	39,998
4.750% due 05/01/2023		12,500	12,688
5.875% due 03/15/2022		2,900	3,161
6.500% due 02/15/2016		2,800	2,893
7.190% due 11/15/2015		900	919
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	74,500	44,435
5.014% due 12/27/2017		12,300	7,336
iHeartCommunications, Inc.
9.000% due 03/01/2021		$48,177	44,082
9.000% due 09/15/2022		156,600	142,506
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	17,559
Jaguar Holding Co.
9.500% due 12/01/2019		500	534
MGM Resorts International
6.625% due 07/15/2015		8,141	8,150
6.875% due 04/01/2016		1,400	1,453
7.500% due 06/01/2016		8,700	9,092
10.000% due 11/01/2016		32,750	35,698
Mongolian Mining Corp.
8.875% due 03/29/2017		295	205
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	372
Numericable SFR S.A.S.
4.875% due 05/15/2019		157,866	156,682
5.625% due 05/15/2024	EUR	5,100	5,750
6.000% due 05/15/2022		$10,600	10,474
6.250% due 05/15/2024		54,734	53,981
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	203
8.500% due 06/01/2018 ^		136,860	686
Perstorp Holding AB
8.750% due 05/15/2017		45,750	47,809
9.000% due 05/15/2017 (j)	EUR	31,000	36,202

Pertamina Persero PT
6.450% due 05/30/2044		$17,151	16,979
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		5,751	2,892
5.375% due 04/12/2027		33,529	11,651
6.000% due 11/15/2026		10,300	3,682
8.500% due 11/02/2017		3,834	2,645
Priory Group PLC
7.000% due 02/15/2018	GBP	5,908	9,610
QVC, Inc.
5.450% due 08/15/2034		$3,620	3,286
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,845	1,896
7.875% due 08/15/2019		150	157
Rockies Express Pipeline LLC
6.000% due 01/15/2019		12,801	13,409
6.875% due 04/15/2040		3,669	3,871
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	28,100	27,255
5.700% due 04/05/2022		$34,620	32,655
7.487% due 03/25/2031	GBP	50,689	73,785
Sequa Corp.
7.000% due 12/15/2017		$7,965	5,456
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		22,529	23,486
Spirit Issuer PLC
3.279% due 12/28/2031	GBP	11,682	17,896
5.472% due 12/28/2034 (j)		19,813	33,622
6.582% due 12/28/2027		14,889	24,330
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$9,500	9,661
Tenet Healthcare Corp.
4.375% due 10/01/2021		5,748	5,647
Times Square Hotel Trust
8.528% due 08/01/2026		1,808	2,310
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,177	1,365
UAL Pass-Through Trust
9.750% due 07/15/2018		4,454	4,844
10.400% due 05/01/2018		18,424	20,082
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	5,064	8,110
6.542% due 03/30/2021		12,462	20,570
United Airlines Pass-Through Trust
4.000% due 10/11/2027		$5,100	5,151
Univision Communications, Inc.
5.125% due 02/15/2025		7,250	6,996
6.750% due 09/15/2022		29,728	31,549
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	11,500	12,435
5.375% due 03/15/2020		$19,840	20,534
Virgin Australia Trust
5.000% due 04/23/2025		3,154	3,288
6.000% due 04/23/2022		716	740
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	9,946
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,096
Wynn Las Vegas LLC
5.500% due 03/01/2025		40,455	38,736

			1,869,248

UTILITIES 4.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		45,450	49,893
AT&T, Inc.
3.000% due 06/30/2022		100	97
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		78,290	66,938
6.000% due 11/27/2023		266,180	245,551
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		2,700	2,721
4.364% due 03/21/2025	EUR	1,700	1,798
4.950% due 02/06/2028		$77,300	66,768
5.092% due 11/29/2015		50,620	51,253
5.999% due 01/23/2021		98,924	98,676
6.510% due 03/07/2022		30,600	30,799
6.605% due 02/13/2018	EUR	10,150	11,946
7.288% due 08/16/2037		$80,399	79,595
8.146% due 04/11/2018		23,250	24,907
8.625% due 04/28/2034 (j)		125,024	140,058
8.625% due 04/28/2034		40,700	45,594
9.250% due 04/23/2019		165,677	184,730
Illinois Power Generating Co.
6.300% due 04/01/2020		19,265	17,531

7.000% due 04/15/2018 (j)		18,925	18,499
7.950% due 06/01/2032		3,800	3,667
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,012
Midwest Generation LLC
8.560% due 01/02/2016		116	116
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		20,825	16,140
Petrobras Global Finance BV
1.896% due 05/20/2016		30,197	29,825
2.000% due 05/20/2016		11,082	10,979
2.415% due 01/15/2019		25,416	23,561
2.643% due 03/17/2017		73,647	72,299
2.750% due 01/15/2018	EUR	20,200	21,676
3.000% due 01/15/2019		$24,938	23,131
3.163% due 03/17/2020		27,707	26,460
3.250% due 03/17/2017		42,354	41,775
3.250% due 04/01/2019	EUR	9,233	9,791
3.500% due 02/06/2017		$35,732	35,436
3.750% due 01/14/2021	EUR	1,800	1,863
3.875% due 01/27/2016		$15,187	15,271
4.250% due 10/02/2023	EUR	500	507
4.375% due 05/20/2023		$5,070	4,432
4.875% due 03/07/2018	EUR	200	225
4.875% due 03/17/2020		$41,184	39,262
5.375% due 01/27/2021		80,973	78,123
5.625% due 05/20/2043		2,760	2,147
5.750% due 01/20/2020		56,703	56,325
5.875% due 03/01/2018		14,205	14,525
5.875% due 03/07/2022	EUR	3,300	3,729
6.250% due 03/17/2024		$4,178	4,044
6.250% due 12/14/2026	GBP	4,500	6,296
6.625% due 01/16/2034		8,700	11,645
6.750% due 01/27/2041		$38,239	33,667
6.850% due 06/05/2115		56,540	46,885
6.875% due 01/20/2040		14,507	12,996
7.250% due 03/17/2044 (j)		5,000	4,672
7.875% due 03/15/2019		97,382	103,656
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		24,400	20,954
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	10,863
Sprint Communications, Inc.
6.000% due 12/01/2016		2,235	2,320
Sprint Corp.
7.125% due 06/15/2024		30,638	28,496
7.875% due 09/15/2023		860	841
Tenaska Alabama Partners LP
7.000% due 06/30/2021		820	863
Tokyo Electric Power Co., Inc.
1.360% due 08/12/2015	JPY	230,000	1,881
1.590% due 12/28/2015		60,000	492
1.970% due 06/27/2016		50,000	413
2.060% due 08/31/2016		90,000	745
2.080% due 05/31/2016 (h)		210,000	1,733
2.125% due 03/24/2017	CHF	3,000	3,258
VimpelCom Holdings BV
5.950% due 02/13/2023		$26,100	23,159
Yellowstone Energy LP
5.750% due 12/31/2026		6,007	6,131

			1,996,641

Total Corporate Bonds & Notes (Cost $8,983,509)			8,676,531

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	34,266

Total Convertible Bonds & Notes (Cost $24,934)			34,266

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	10,203
6.918% due 04/01/2040		7,000	9,101

Total Municipal Bonds & Notes (Cost $14,412)			19,304

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
0.253% due 12/25/2036		141	141

0.307% due 03/25/2034	42	42
0.337% due 08/25/2034	17	17
0.388% due 09/25/2031	2,438	2,263
0.537% due 03/25/2044	21	21
0.585% due 04/18/2028 - 09/18/2031	10	11
0.587% due 11/25/2021 - 08/25/2036	43	43
0.637% due 07/25/2021	6	6
0.887% due 08/25/2022	4	4
0.900% due 02/25/2022 (a)	285,102	11,541
0.960% due 11/01/2028	49	49
0.987% due 05/25/2022	4	4
1.037% due 05/25/2018 - 10/25/2020	12	12
1.079% due 09/25/2022 (a)	111,633	5,795
1.087% due 05/25/2021 - 10/25/2021	21	22
1.180% due 09/25/2022	4	4
1.298% due 09/25/2018 (a)	178,230	4,858
1.346% due 10/01/2044	8	8
1.387% due 01/25/2024	13	13
1.487% due 11/25/2021	17	18
1.546% due 10/01/2040	60	62
1.670% due 04/25/2023	5	5
1.755% due 02/01/2034	1,301	1,379
1.840% due 12/01/2035	20	21
1.885% due 12/01/2034	201	208
1.907% due 01/01/2018	2	2
1.925% due 11/01/2033	63	66
1.935% due 08/01/2033	95	100
1.937% due 11/01/2020	19	20
1.942% due 01/01/2018	11	11
1.945% due 02/01/2032	41	41
1.948% due 09/01/2017 - 03/01/2033	53	54
1.950% due 04/01/2017 - 07/01/2018	10	11
1.960% due 03/25/2022	8	8
1.982% due 03/01/2020	5	5
1.987% due 07/01/2032	239	247
2.000% due 08/01/2018	15	15
2.010% due 09/25/2022	3	3
2.025% due 11/01/2033	12	13
2.060% due 01/25/2022	17	18
2.114% due 07/01/2019	26	27
2.125% due 07/01/2032	87	88
2.146% due 06/01/2025	2	2
2.155% due 12/01/2035	6	6
2.160% due 10/01/2034	182	186
2.192% due 09/01/2017	3	3
2.200% due 08/01/2017	5	5
2.201% due 07/01/2017	1	1
2.210% due 10/01/2032	19	20
2.235% due 04/01/2033	6	6
2.250% due 08/01/2032	11	11
2.257% due 09/01/2035	17	18
2.269% due 09/01/2033	11	11
2.275% due 02/01/2032	17	17
2.290% due 06/01/2019	4	4
2.295% due 01/01/2019 - 10/01/2025	20	20
2.298% due 07/01/2032	10	10
2.313% due 07/01/2025	1	1
2.340% due 12/01/2032 - 12/01/2033	52	55
2.343% due 10/01/2033	1	1
2.355% due 08/01/2032	7	7
2.364% due 07/01/2018	1	1
2.370% due 10/01/2035	257	258
2.375% due 09/01/2024 - 02/01/2032	161	163
2.391% due 03/01/2033	229	238
2.395% due 11/01/2029 - 06/01/2032	282	290
2.425% due 01/01/2035	134	135
2.431% due 04/01/2024	7	7
2.440% due 05/01/2024	33	33
2.444% due 04/01/2032	52	56
2.450% due 08/01/2017 - 05/01/2024	78	79
2.464% due 10/01/2036	9	9
2.469% due 04/01/2028	13	14
2.471% due 05/01/2019	1	1
2.478% due 01/25/2022 (a)	49,725	5,229
2.500% due 07/01/2017 - 08/25/2042	77,756	78,647
2.538% due 01/01/2028	1	1
2.542% due 12/01/2027	2	2
2.545% due 03/01/2034	21	23
2.656% due 09/01/2030	30	32
2.716% due 03/01/2036	15	15
2.722% due 10/01/2025	2	2
2.753% due 05/01/2018	10	10
2.875% due 10/01/2016 - 09/01/2024	40	41
2.902% due 03/01/2036	131	137
2.911% due 01/01/2018	1	1
2.921% due 01/01/2029	43	46

2.949% due 09/01/2024	3	3
2.950% due 07/01/2036	18	19
3.000% due 09/01/2016 - 08/01/2045	14,856	15,344
3.000% due 06/25/2042 (a)	12,866	1,769
3.500% due 07/01/2026 - 07/01/2045	2,660	2,761
3.500% due 02/25/2043 (a)	24,363	5,309
3.534% due 08/01/2026	4	5
3.840% due 08/01/2021	18,926	20,407
3.875% due 01/01/2027	9	9
3.907% due 12/01/2027	11	12
4.000% due 05/01/2030 - 06/01/2043	222,071	237,021
4.000% due 12/25/2042 (a)	4,742	734
4.500% due 11/01/2023 - 01/01/2042	101,089	109,476
4.500% due 12/25/2042 (a)	4,098	856
4.617% due 04/01/2027	76	78
4.975% due 09/01/2022	20	20
5.000% due 08/25/2033 - 06/25/2043	98,113	109,920
5.020% due 06/01/2033	9,629	10,417
5.181% due 09/01/2018	6	7
5.500% due 08/01/2023 - 06/01/2048	31,667	35,686
5.663% due 03/25/2041 (a)	12,030	1,610
5.843% due 06/25/2037 (a)	1,933	345
5.863% due 03/25/2037 (a)	3,553	580
5.883% due 12/25/2036 - 02/25/2037 (a)	5,379	673
5.913% due 04/25/2037 (a)	3,140	428
5.923% due 04/25/2037 (a)	5,859	892
5.963% due 08/25/2035 - 02/25/2043 (a)	20,741	3,708
6.000% due 06/25/2029 - 09/01/2040	62,484	71,327
6.113% due 01/25/2038 (a)	8,646	1,125
6.163% due 01/25/2040 (a)	9,974	1,928
6.193% due 03/25/2037 (a)	10,943	1,810
6.213% due 05/25/2037 (a)	3,061	499
6.223% due 06/25/2037 (a)	10,938	1,532
6.253% due 04/25/2037 (a)	64,567	9,909
6.263% due 12/25/2037 - 10/25/2039 (a)	17,915	2,534
6.290% due 02/25/2029	556	600
6.313% due 02/25/2037 (a)	8,194	1,321
6.363% due 10/25/2036 - 06/25/2040 (a)	8,932	1,630
6.413% due 11/25/2035 (a)	2,135	323
6.463% due 11/25/2036 - 04/25/2037 (a)	16,026	1,976
6.500% due 06/25/2028 - 02/01/2036	465	532
6.513% due 03/25/2036 (a)	6,977	1,170
6.603% due 04/25/2037 (a)	5,034	1,024
6.813% due 02/25/2038 (a)	21,574	3,598
6.839% due 06/25/2042	37	43
6.850% due 12/18/2027	14	16
6.900% due 05/25/2023	45	51
7.000% due 07/25/2022 - 01/25/2048	685	786
7.013% due 02/25/2037 (a)	2,124	435
7.500% due 07/25/2022 - 06/25/2042	118	135
7.582% due 01/17/2040	232	243
8.000% due 07/25/2022	16	17
8.500% due 06/25/2030	267	317
8.600% due 08/25/2019	55	60
9.626% due 08/25/2043	1,733	1,846
16.811% due 03/25/2038	2,037	2,796
17.727% due 04/25/2023 (a)	56	14
Freddie Mac
0.386% due 03/15/2031	118	119
0.447% due 08/25/2031	24	23
0.809% due 01/25/2021 (a)	105,595	2,822
0.853% due 03/25/2020 (a)	44,556	1,262
0.955% due 01/25/2023 (a)	190,413	9,427
1.352% due 06/25/2021 (a)	59,307	3,604
1.502% due 11/25/2019 (a)	131,730	6,463
1.546% due 07/25/2044	19	19
1.574% due 12/25/2021 (a)	112,066	8,242
1.664% due 03/25/2019 (a)	51,954	2,553
1.712% due 10/25/2018 (a)	68,219	3,116
1.734% due 08/25/2016 (a)	64,584	789
1.776% due 10/15/2023	363	378
1.790% due 02/01/2037	9	10
1.882% due 09/25/2018 (a)	30,920	1,515
2.000% due 04/01/2017 - 01/01/2020	60	62
2.003% due 05/01/2035	102	107
2.040% due 01/01/2037	291	303
2.100% due 02/01/2033	2	2
2.120% due 08/01/2034	2	2
2.138% due 05/01/2019	1	1
2.175% due 06/01/2019	12	12
2.200% due 09/01/2036	2	2
2.225% due 06/01/2033	21	22
2.226% due 06/01/2037	4	4
2.234% due 04/01/2036	19	20
2.240% due 09/01/2037	12	13
2.258% due 09/01/2037	6	6

2.280% due 11/01/2017	3	3
2.328% due 09/01/2037	14	15
2.329% due 08/01/2024	4	4
2.335% due 02/01/2018	8	9
2.348% due 01/01/2033	17	19
2.349% due 10/01/2032	47	49
2.350% due 01/01/2033	13	14
2.355% due 09/01/2031	171	176
2.356% due 09/01/2033	165	174
2.359% due 07/01/2034	134	143
2.363% due 07/01/2033 - 09/01/2034	140	148
2.370% due 09/01/2037	5	5
2.375% due 07/01/2017 - 09/01/2032	92	96
2.377% due 01/01/2035 - 08/01/2037	115	122
2.381% due 01/01/2035	145	154
2.384% due 05/01/2029	54	57
2.385% due 07/01/2025	58	60
2.418% due 12/01/2034	25	27
2.428% due 02/01/2026	43	44
2.447% due 09/01/2023	7	7
2.458% due 09/01/2033	10	10
2.460% due 04/01/2033	3	3
2.469% due 12/01/2037	7	8
2.473% due 05/01/2033	38	41
2.480% due 11/01/2036	5	5
2.489% due 12/01/2033	170	183
2.500% due 10/01/2024 - 05/01/2037	29,394	29,989
2.506% due 02/01/2036	16	18
2.510% due 08/01/2036	2	2
2.514% due 03/01/2031	41	42
2.542% due 03/01/2032	362	378
2.549% due 11/01/2029	264	282
2.550% due 06/01/2019	22	22
2.553% due 07/01/2033	73	78
2.594% due 09/01/2024	17	17
2.645% due 04/01/2036	18	20
2.676% due 08/01/2035	13	13
2.833% due 05/01/2019	118	121
2.901% due 03/01/2025	29	30
2.928% due 03/01/2025	1	1
3.000% due 03/15/2027 - 12/15/2042 (a)	96,486	16,809
3.037% due 11/01/2035	146	157
3.117% due 09/01/2018	7	7
3.268% due 01/25/2019 (a)	25,313	2,163
3.500% due 08/15/2042	7,729	7,464
3.500% due 12/15/2042 (a)	21,022	4,573
3.615% due 06/25/2041 (a)	3,500	650
4.000% due 04/15/2019 - 01/15/2041	30,750	32,320
4.500% due 11/15/2040	24,674	27,345
5.000% due 02/15/2024 - 05/15/2038	15,116	16,414
5.035% due 03/15/2036 (a)	4,425	368
5.500% due 08/15/2036 - 06/15/2041	87,162	98,028
5.625% due 07/01/2037 - 02/01/2038	838	940
5.765% due 11/15/2037 (a)	18,631	2,426
5.865% due 08/15/2037 (a)	2,794	457
6.000% due 03/15/2017 - 02/15/2032	5,910	6,677
6.015% due 06/15/2038 - 01/15/2042 (a)	16,315	2,915
6.255% due 03/15/2037 (a)	13,455	2,154
6.265% due 03/15/2037 - 06/15/2039 (a)	6,051	1,093
6.365% due 09/15/2036 (a)	7,043	998
6.385% due 09/15/2036 (a)	3,673	690
6.464% due 05/15/2036 (a)	4,947	875
6.465% due 04/15/2036 (a)	18,552	3,424
6.500% due 11/15/2021 - 04/15/2029	517	588
6.515% due 04/15/2026 - 03/15/2036 (a)	6,362	974
6.565% due 01/15/2037 (a)	2,590	387
6.750% due 01/15/2024	13	14
6.915% due 06/15/2032 (a)	4,466	368
6.965% due 08/15/2036 (a)	6,695	1,202
7.000% due 05/15/2021 - 12/01/2047	1,253	1,417
7.015% due 07/15/2034 (a)	1,953	268
7.250% due 09/15/2030	43	49
7.500% due 11/15/2021 - 09/15/2030	373	424
7.550% due 12/15/2042	5,082	4,822
8.500% due 06/15/2031	169	199
8.885% due 05/15/2023	17	21
9.000% due 09/15/2020 - 02/15/2021	50	53
9.223% due 11/15/2043	52,302	60,758
9.383% due 08/15/2044	25,502	29,823
9.529% due 01/15/2041	1,983	2,100
10.489% due 02/15/2040	605	683
15.729% due 12/15/2031 - 02/15/2032	2,445	3,399
16.411% due 09/15/2034	3,156	3,956
18.316% due 02/15/2024	19	28
19.496% due 02/15/2024	48	66
19.928% due 11/15/2023	62	90

20.448% due 10/15/2031		67	102
Ginnie Mae
0.749% due 03/16/2051 (a)		3,169	122
0.904% due 08/16/2048 (a)		27,473	1,572
1.151% due 11/16/2043 (a)		68,340	3,753
1.296% due 10/16/2053 (a)		9,984	562
1.625% due 06/20/2022 - 12/20/2033		405	418
1.750% due 02/20/2024 - 01/20/2035		220	228
2.000% due 08/20/2027		2	2
2.125% due 08/20/2033		12	13
3.500% due 01/20/2042 - 03/20/2043 (a)		12,749	1,583
4.000% due 10/15/2039		14	15
4.000% due 03/20/2043 (a)		10,750	1,658
5.000% due 07/20/2033		592	658
5.500% due 04/20/2037		78	95
5.625% due 07/20/2037 - 01/20/2038		1,131	1,272
5.963% due 03/20/2043 (a)		74,423	10,412
6.100% due 06/15/2028 - 03/15/2029		994	1,130
6.490% due 01/15/2028 - 01/15/2029		950	1,086
27.521% due 03/20/2031		515	822
Small Business Administration
5.370% due 04/01/2028		798	888
7.100% due 02/01/2017		6	7
7.190% due 12/01/2019		124	135
7.590% due 01/01/2020		38	41
Vendee Mortgage Trust
6.500% due 09/15/2024		119	133

Total U.S. Government Agencies (Cost $1,210,637)			1,221,646

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
2.500% due 02/15/2045		1,180	1,034
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2021 (l)(n)		430,268	443,949
0.625% due 02/15/2043 (n)		31,900	28,099
0.750% due 02/15/2042 (n)		87,111	79,557
1.375% due 02/15/2044 (n)		61,821	65,516
2.375% due 01/15/2025 (l)(n)		980,233	1,151,697
U.S. Treasury Notes
0.250% due 10/15/2015 (l)		4,701	4,704
0.875% due 09/15/2016 (n)		75	75
1.125% due 06/15/2018		2,690	2,697
1.875% due 05/31/2022		3,500	3,453
2.125% due 05/15/2025 (j)(n)		1,319,000	1,293,031

Total U.S. Treasury Obligations (Cost $3,115,114)			3,073,812

MORTGAGE-BACKED SECURITIES 22.4%
Adjustable Rate Mortgage Trust
0.437% due 10/25/2035		403	376
0.437% due 03/25/2036		1,477	920
0.727% due 01/25/2036		1,654	1,404
2.381% due 08/25/2036		11,136	7,675
2.538% due 07/25/2035		5,846	5,621
2.603% due 01/25/2036 ^		20,895	18,880
2.641% due 10/25/2035 ^		2,571	2,575
2.656% due 01/25/2036		3,376	2,935
2.671% due 11/25/2035 ^		1,558	1,336
2.758% due 09/25/2035		3,942	3,489
3.060% due 02/25/2036		4,210	3,568
4.440% due 11/25/2035 ^		569	491
4.858% due 01/25/2036 ^		790	706
5.020% due 11/25/2035 ^		5,182	4,700
American General Mortgage Loan Trust
0.000% due 09/25/2048 (a)		479,405	460,586
1.000% due 09/25/2048		274,548	269,901
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^		20,306	14,959
0.377% due 12/25/2046		33,906	23,682
0.377% due 06/25/2047		284	195
1.078% due 11/25/2046		78,195	41,956
American Home Mortgage Investment Trust
0.487% due 11/25/2045		634	510
0.487% due 05/25/2047		5,600	2,039
1.858% due 10/25/2034		3,948	3,813
2.069% due 10/25/2034		474	475
2.173% due 12/25/2035		641	453
2.173% due 11/25/2045 ^		63,970	50,724
2.423% due 02/25/2045		28,461	28,449
2.423% due 06/25/2045		1,994	1,973
Asti Finance SRL
0.654% due 05/27/2050	EUR	13,350	14,752
AyT Hipotecario Fondo de Titulacion Hipotecaria
0.256% due 03/18/2035		1,932	2,105

AyT Hipotecario Mixto Fondo de Titulizacion de Activos
0.226% due 09/15/2035	2,091	2,288
Banc of America Alternative Loan Trust
0.587% due 05/25/2035 ^	$1,852	1,422
0.587% due 06/25/2046 ^	134	92
4.750% due 02/25/2019	21	21
5.500% due 07/25/2020	91	91
5.500% due 07/25/2033	12,518	12,761
5.500% due 10/25/2033	14,327	15,277
5.500% due 12/25/2035 ^	311	285
5.750% due 04/25/2034	1,069	1,102
6.000% due 03/25/2021	57	57
6.000% due 11/25/2034	71	74
6.000% due 12/25/2034	68	71
6.000% due 08/25/2035 ^	2,528	2,116
6.000% due 06/25/2046 ^	566	487
6.000% due 07/25/2046 ^	2,156	1,709
6.105% due 11/25/2021 ^	549	535
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	34,410	36,269
5.756% due 04/10/2049	4,000	4,044
Banc of America Funding Ltd.
0.443% due 10/03/2039	68,893	67,888
Banc of America Funding Trust
0.347% due 02/20/2047	15,014	13,063
0.497% due 09/20/2035	8,441	6,059
0.687% due 07/25/2036 ^	104	78
0.687% due 07/26/2036	437	433
2.009% due 01/26/2037	31	31
2.117% due 06/20/2035 ^	1,579	1,036
2.699% due 03/20/2035	958	957
2.699% due 05/25/2035	87	82
2.702% due 07/20/2036	17,790	17,476
2.747% due 12/20/2034	757	702
2.795% due 03/20/2036	914	794
2.814% due 09/20/2035 ^	903	690
2.933% due 01/20/2047 ^	362	308
2.985% due 10/20/2046 ^	552	422
3.232% due 05/20/2034	953	963
4.907% due 11/20/2035	9,700	7,280
4.977% due 09/20/2035	63	61
5.308% due 05/20/2036	620	582
5.436% due 09/20/2046 ^	4,211	3,508
5.500% due 09/25/2034	176	177
5.500% due 03/25/2036 ^	314	296
5.737% due 03/20/2036	173	158
5.888% due 04/25/2037 ^	876	795
6.000% due 09/25/2036 ^	7,032	6,327
6.000% due 08/25/2037 ^	676	629
Banc of America Mortgage Trust
2.314% due 11/25/2034	157	151
2.484% due 12/25/2034	426	417
2.496% due 03/25/2034	36	36
2.496% due 04/25/2034	54	54
2.496% due 11/25/2035 ^	1,697	1,514
2.497% due 12/25/2033	206	206
2.506% due 08/25/2034	619	619
2.639% due 02/25/2036 ^	4,446	4,010
2.651% due 09/25/2034	4,912	4,840
2.655% due 10/25/2034	638	639
2.655% due 04/25/2035 ^	1,317	1,224
2.661% due 05/25/2033	37	37
2.664% due 01/25/2034	722	724
2.669% due 01/25/2036 ^	522	448
2.671% due 09/25/2033	409	408
2.673% due 02/25/2035	806	798
2.686% due 08/25/2034	506	500
2.687% due 09/25/2035 ^	1,505	1,389
2.711% due 07/25/2035 ^	2,710	2,524
2.712% due 11/25/2035 ^	773	716
2.716% due 12/25/2033	155	153
2.717% due 07/25/2034	49	50
2.725% due 05/25/2034	1,342	1,343
2.732% due 03/25/2035	975	906
2.732% due 10/25/2035 ^	75	67
2.743% due 05/25/2035 ^	206	195
2.746% due 06/25/2035	1,154	1,130
2.782% due 05/25/2033	7	7
2.797% due 06/25/2035	367	353
2.895% due 08/25/2033	65	64
3.011% due 04/25/2033	167	164
3.020% due 11/20/2046 ^	119	99
3.122% due 02/25/2035	846	833
3.134% due 03/25/2033	378	375
3.254% due 02/25/2033	107	106
3.547% due 07/20/2032	121	123

5.000% due 08/25/2019		37	38
5.036% due 09/25/2035		380	372
5.250% due 07/25/2035		350	332
5.500% due 09/25/2035 ^		606	584
5.500% due 10/25/2035		1,517	1,494
5.500% due 11/25/2035 ^		5,654	5,370
6.000% due 09/25/2037 ^		704	645
6.500% due 10/25/2031		38	40
6.500% due 09/25/2033		46	46
Bankinter Fondo de Titulizacion de Activos
0.156% due 12/15/2040	EUR	4,952	5,355
Bayview Commercial Asset Trust
0.467% due 01/25/2037		$150	135
4.972% due 05/25/2038 (a)		204,619	8,612
BCAP LLC Trust
0.301% due 07/26/2036		22,601	18,393
0.338% due 06/26/2036		19,870	17,571
0.381% due 07/26/2036		363	275
0.407% due 05/25/2047 ^		13,435	10,232
0.450% due 05/26/2037		20,754	15,660
2.133% due 05/26/2036		1,157	1,142
2.369% due 11/27/2037		18,317	17,966
2.378% due 05/26/2036		782	693
2.596% due 10/26/2033		19	16
2.608% due 06/26/2035		135	120
2.617% due 03/26/2035		68	58
2.631% due 10/26/2035		10,388	7,018
2.638% due 11/26/2035		2,103	1,809
2.662% due 02/26/2036		74	66
2.671% due 09/26/2035		46	28
2.685% due 10/26/2035		24,653	24,797
2.770% due 05/26/2047		21,439	17,237
4.669% due 01/26/2036		3,939	2,432
5.250% due 02/26/2036		2,505	2,278
5.250% due 04/26/2037		4,912	4,585
5.500% due 12/26/2035		1,613	1,634
5.631% due 05/26/2036		31,438	22,710
5.750% due 04/25/2037		12,861	10,837
6.000% due 07/26/2036		18,766	14,271
7.133% due 08/26/2022		174	150
BCC Mortgages PLC
0.147% due 03/12/2038	EUR	8,773	9,579
Bear Stearns Adjustable Rate Mortgage Trust
2.257% due 02/25/2036 ^		$394	367
2.360% due 02/25/2036		411	409
2.503% due 08/25/2035		42,689	40,498
2.565% due 01/25/2035		780	756
2.567% due 08/25/2035		1,890	1,655
2.596% due 10/25/2034		270	268
2.625% due 04/25/2034		940	931
2.628% due 07/25/2034		672	658
2.639% due 02/25/2036 ^		61	48
2.691% due 11/25/2034		1,601	1,583
2.696% due 02/25/2035		4,848	4,854
2.711% due 03/25/2035		2,196	2,131
2.715% due 04/25/2034		2,369	2,353
2.719% due 03/25/2035		1,905	1,848
2.726% due 04/25/2034		1,151	1,114
2.729% due 01/25/2035		1,990	1,985
2.734% due 08/25/2035		19,614	19,034
2.737% due 01/25/2035		139	138
2.774% due 05/25/2047 ^		1,409	1,265
2.824% due 11/25/2034		37	36
2.830% due 11/25/2034		73	70
2.897% due 08/25/2035		73,268	73,462
2.977% due 07/25/2034		609	600
2.993% due 02/25/2036 ^		1,406	1,181
3.082% due 07/25/2034		3	3
4.713% due 08/25/2035		4,341	3,844
4.779% due 08/25/2047 ^		9,036	8,381
4.827% due 06/25/2047 ^		13,634	12,282
4.859% due 07/25/2036 ^		9,815	8,645
5.390% due 02/25/2036		290	272
5.435% due 05/25/2037		8,104	7,174
Bear Stearns ALT-A Trust
0.347% due 02/25/2034		122	112
0.507% due 08/25/2036		32,647	25,509
0.507% due 11/25/2036 ^		8,348	6,395
0.507% due 06/25/2046 ^		30,691	22,413
0.627% due 07/25/2035		528	519
0.627% due 04/25/2036		15,944	12,040
0.667% due 02/25/2036		7,020	5,819
0.827% due 04/25/2034		543	530
0.827% due 07/25/2034		80	77
0.927% due 11/25/2034		162	161
1.117% due 11/25/2034		17,392	11,616

2.344% due 02/25/2036		4,683	3,959
2.350% due 01/25/2035		271	247
2.410% due 01/25/2036 ^		16,697	13,594
2.424% due 04/25/2035		3,474	3,370
2.455% due 01/25/2034		210	193
2.472% due 02/25/2036 ^		22,037	17,638
2.520% due 04/25/2035		1,263	1,051
2.521% due 04/25/2035		3,251	3,118
2.521% due 05/25/2035		7,504	6,937
2.526% due 09/25/2034		128	126
2.550% due 08/25/2036 ^		415	263
2.563% due 06/25/2034		2,151	2,134
2.569% due 09/25/2047 ^		445	316
2.584% due 05/25/2035		812	804
2.635% due 09/25/2035		16,150	13,875
2.639% due 02/25/2034		304	315
2.646% due 03/25/2036 ^		2,090	1,618
2.655% due 01/25/2035		617	482
2.689% due 11/25/2035 ^		33,720	25,337
2.713% due 09/25/2035 ^		114	86
2.720% due 02/25/2036 ^		869	692
2.720% due 11/25/2036		14,279	11,061
2.746% due 04/25/2035		1,717	1,594
2.790% due 05/25/2036		22,182	15,954
2.801% due 05/25/2036 ^		24	18
2.810% due 08/25/2036 ^		7,189	5,422
2.853% due 01/25/2047		6,237	4,709
2.870% due 09/25/2035 ^		24,955	20,493
3.608% due 09/25/2034		323	320
4.814% due 07/25/2035 ^		24,884	20,632
4.871% due 11/25/2035 ^		19,310	14,688
4.989% due 05/25/2036 ^		18,833	13,574
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030		10,176	10,871
Bear Stearns Deutsche Bank Trust
1.058% due 09/15/2027 (a)		76,193	2,576
Bear Stearns Mortgage Funding Trust
0.357% due 03/25/2037		97,053	78,704
0.367% due 06/25/2037		6,224	5,335
0.397% due 06/25/2037		141,354	117,998
Bear Stearns Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates
6.000% due 07/15/2031		824	833
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046		418	320
2.577% due 01/26/2036		20,159	16,296
7.000% due 07/25/2037		44,917	27,795
Bella Vista Mortgage Trust
0.437% due 05/20/2045		571	449
Berica ABS SRL
0.287% due 11/30/2051	EUR	44,285	49,189
0.321% due 12/31/2055		112,847	124,993
Berica Residential MBS SRL
0.288% due 03/31/2048		46,763	51,317
Bluestone Securities PLC
0.769% due 06/09/2044	GBP	2,182	3,285
Business Mortgage Finance PLC
0.371% due 08/15/2040	EUR	6,146	6,614
BXHTL Mortage Trust
1.000% due 05/15/2029		$20,693	20,483
3.888% due 05/15/2029		42,000	41,784
Celtic Residential Irish Mortgage Securitisation PLC
0.178% due 11/13/2047	EUR	121,647	127,841
0.186% due 03/18/2049		124,102	126,773
0.246% due 12/14/2048		69,198	71,948
0.254% due 04/10/2048		100,056	103,368
0.831% due 12/14/2048	GBP	53,462	78,559
CFCRE Commercial Mortgage Trust
1.518% due 04/15/2044 (a)		$68,012	1,634
Chase Mortgage Finance Trust
2.507% due 07/25/2037		15	15
2.554% due 02/25/2037		289	278
2.604% due 07/25/2037		167	167
4.561% due 01/25/2036 ^		1,633	1,511
4.664% due 12/25/2035 ^		1,125	1,082
4.911% due 12/25/2037 ^		1,589	1,534
5.019% due 03/25/2037 ^		11,852	11,193
5.465% due 09/25/2036 ^		49	44
5.500% due 11/25/2035		3,653	3,681
6.000% due 10/25/2036 ^		148	130
6.000% due 12/25/2036		214	195
6.000% due 02/25/2037 ^		3,713	3,194
6.000% due 03/25/2037 ^		1,809	1,644
6.000% due 05/25/2037		3,975	3,492
6.000% due 05/25/2037 ^		22,707	19,483
6.250% due 10/25/2036 ^		10,257	9,249

ChaseFlex Trust
0.467% due 05/25/2037	15,322	13,787
0.527% due 08/25/2037	17,124	11,597
3.794% due 08/25/2037 ^	1,769	1,517
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.367% due 05/25/2036	587	514
0.417% due 05/25/2036	607	535
0.487% due 08/25/2035	189	175
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021	160	163
5.500% due 12/25/2021	186	190
5.500% due 06/25/2037	617	619
5.500% due 07/25/2037	1,279	1,250
5.750% due 06/25/2036	450	462
5.750% due 01/25/2037	70	70
6.000% due 02/25/2036	103	104
6.000% due 08/25/2036	16,841	17,437
Citigroup Commercial Mortgage Trust
0.634% due 05/15/2043 (a)	20,263	0
5.485% due 03/17/2051	9,558	10,040
Citigroup Mortgage Loan Trust, Inc.
0.018% due 08/25/2035	2,573	2,483
0.257% due 01/25/2037	636	464
1.137% due 09/25/2037	9,964	7,548
2.158% due 06/25/2037	166	167
2.285% due 10/25/2046	7,675	6,247
2.356% due 09/25/2037	4,754	4,513
2.496% due 09/25/2037 ^	2,782	2,390
2.510% due 03/25/2036 ^	1,981	1,887
2.524% due 10/25/2035 ^	124	106
2.533% due 11/25/2036 ^	1,338	1,188
2.541% due 03/25/2037 ^	4,219	3,433
2.564% due 07/25/2046 ^	672	589
2.592% due 12/25/2035 ^	713	548
2.606% due 03/25/2036 ^	14,542	13,933
2.623% due 03/25/2034	1,365	1,363
2.633% due 08/25/2035	2,724	2,709
2.660% due 05/25/2035	255	253
2.721% due 07/25/2036	83	83
2.739% due 05/25/2035	901	888
2.739% due 10/25/2035	6,829	5,800
2.841% due 02/25/2034	73	72
5.250% due 03/25/2037 ^	7,940	6,008
5.485% due 11/25/2036 ^	20,755	18,354
5.500% due 12/25/2020 ^	230	227
5.582% due 06/25/2036 ^	6,408	6,071
5.625% due 07/25/2036 ^	9,352	7,332
5.750% due 09/25/2021	16,564	15,574
5.750% due 04/25/2047 ^	8,797	7,248
6.000% due 02/25/2037	104	105
6.425% due 11/25/2037	3,810	3,380
6.998% due 12/25/2036	51,905	46,431
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
2.640% due 09/25/2035 ^	1,525	1,331
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	79,013	82,795
CitiMortgage Alternative Loan Trust
5.263% due 02/25/2037 ^(a)	6,112	1,005
5.500% due 11/25/2021	311	311
5.500% due 04/25/2022 ^	6,190	6,338
5.750% due 12/25/2036 ^	1,091	977
5.750% due 03/25/2037 ^	1,816	1,601
6.000% due 07/25/2036 ^	975	926
6.000% due 10/25/2037 ^	7,981	7,336
COBALT Commercial Mortgage Trust
5.959% due 05/15/2046	47,864	50,867
Commercial Mortgage Trust
0.224% due 04/10/2047 (a)	58,814	841
0.302% due 05/25/2019 (a)	961,012	8,493
1.489% due 07/10/2046 (a)	98,346	3,052
1.787% due 02/13/2032	4,000	4,006
2.403% due 07/10/2046 (a)	11,010	571
6.940% due 07/16/2034	2,000	2,103
Countrywide Alternative Loan Resecuritization Trust
2.976% due 03/25/2047 ^	49	49
6.000% due 11/25/2034	4,140	4,379
6.000% due 05/25/2036 ^	162	143
6.000% due 08/25/2037 ^	4,276	3,507
Countrywide Alternative Loan Trust
0.307% due 06/25/2036	3,815	3,366
0.307% due 11/25/2036	25,177	24,339
0.347% due 06/25/2036	42,616	38,206
0.347% due 12/25/2046 ^	13,133	13,456
0.357% due 11/25/2036	33,050	31,999
0.357% due 01/25/2037 ^	16,346	15,727
0.367% due 11/25/2036	31,345	29,550

0.367% due 02/20/2047	28,088	21,053
0.367% due 05/25/2047	13,069	11,128
0.377% due 09/25/2046 ^	85,615	73,528
0.377% due 10/25/2046	7,698	6,780
0.377% due 03/20/2047	60,732	48,280
0.387% due 02/25/2036	4,667	4,288
0.387% due 07/20/2046 ^	546	409
0.395% due 04/25/2047	24,972	19,352
0.397% due 05/25/2035	2,005	1,666
0.397% due 05/20/2046 ^	51,631	37,178
0.397% due 07/25/2046	17,268	15,089
0.397% due 09/20/2046	1,722	1,306
0.405% due 09/25/2047	46,207	39,535
0.407% due 05/25/2035	8,026	6,867
0.447% due 07/25/2035	135	117
0.457% due 02/25/2036	3,233	2,680
0.467% due 12/25/2035	769	675
0.467% due 09/20/2046	460	163
0.477% due 11/25/2035	8,195	6,749
0.497% due 08/25/2035 ^	2,871	2,283
0.497% due 10/25/2035	178	145
0.497% due 11/25/2035	8,777	7,380
0.507% due 11/20/2035	19,711	16,232
0.517% due 10/25/2035	4,436	3,551
0.517% due 11/20/2035	48,561	39,479
0.537% due 09/25/2034	789	699
0.537% due 09/25/2035	724	631
0.537% due 12/25/2035 ^	38,079	32,989
0.557% due 02/25/2037 ^	779	490
0.587% due 06/25/2036 ^	177	118
0.687% due 12/25/2035 ^	5,628	4,079
0.957% due 11/25/2035	10,376	8,896
0.987% due 01/25/2036 ^	1,519	1,272
1.158% due 12/25/2035	25,384	21,120
1.187% due 08/25/2035 ^	10,472	8,055
1.258% due 08/25/2035 ^	284	202
1.558% due 08/25/2035	613	569
1.718% due 08/25/2035	11,886	10,536
1.803% due 06/25/2035	849	768
1.837% due 10/25/2034	7,642	5,699
2.431% due 12/25/2035	268	246
2.470% due 08/25/2034 ^	18,641	17,648
2.473% due 03/25/2047 ^	15,344	13,669
2.511% due 12/25/2035 ^	1,531	1,300
2.612% due 02/25/2037 ^	3,258	2,913
2.749% due 12/25/2034	16	16
2.756% due 06/25/2037	456	385
3.574% due 08/25/2036	1,871	1,805
4.427% due 06/25/2047	17,133	14,949
4.804% due 07/25/2021 ^	27	27
4.913% due 11/25/2035 (a)	10,598	1,337
5.000% due 08/25/2035 ^	3,278	2,989
5.063% due 06/25/2036 ^(a)	22,679	3,702
5.187% due 11/25/2035 ^	827	670
5.250% due 02/25/2021 ^	562	549
5.500% due 05/25/2035	1,000	983
5.500% due 06/25/2035 ^	542	510
5.500% due 07/25/2035 ^	218	208
5.500% due 11/25/2035 ^	20,111	18,930
5.500% due 02/25/2036	4,659	4,230
5.500% due 02/25/2036 ^	1,708	1,580
5.750% due 06/25/2036 ^	10,513	9,489
5.750% due 07/25/2037 ^	2,524	2,339
5.750% due 04/25/2047 ^	5,120	4,536
6.000% due 12/25/2033	43	44
6.000% due 02/25/2034	3	3
6.000% due 02/25/2036 ^	85	76
6.000% due 02/25/2036	52,982	46,575
6.000% due 03/25/2036 ^	5,290	4,699
6.000% due 03/25/2036	20,716	18,403
6.000% due 04/25/2036 ^	26,841	22,908
6.000% due 05/25/2036	7,948	6,936
6.000% due 05/25/2036 ^	6,072	5,275
6.000% due 08/25/2036 ^	9,706	9,102
6.000% due 02/25/2037 ^	6,843	5,461
6.000% due 04/25/2037 ^	15,294	12,128
6.000% due 04/25/2037	3,372	2,895
6.000% due 05/25/2037 ^	6,631	5,554
6.000% due 06/25/2037 ^	1,142	971
6.000% due 08/25/2037 ^	12,523	10,548
6.250% due 11/25/2036	8,813	7,165
6.250% due 12/25/2036 ^	6,393	5,132
6.250% due 08/25/2037 ^	1,138	980
6.250% due 11/25/2046 ^	4,787	3,952
6.500% due 05/25/2036 ^	6,342	5,626
6.500% due 06/25/2036 ^	703	574

6.500% due 08/25/2036 ^	889	730
6.500% due 09/25/2036 ^	9,714	8,570
6.500% due 09/25/2036	3,580	3,250
6.500% due 08/25/2037 ^	11,513	8,110
7.000% due 08/25/2034	375	394
7.250% due 08/25/2032	317	334
7.500% due 12/25/2034 ^	159	108
Countrywide Asset-Backed Certificates
0.427% due 04/25/2036	23,997	20,983
Countrywide Home Loan Mortgage Pass-Through Trust
0.387% due 04/25/2046	887	782
0.417% due 05/25/2035	807	686
0.457% due 04/25/2035	905	790
0.477% due 02/25/2035	303	256
0.477% due 04/25/2035	12,528	11,199
0.487% due 05/25/2035	20,179	17,402
0.507% due 03/25/2035	6,551	6,096
0.517% due 02/25/2035	2,148	1,963
0.527% due 02/25/2035	2,517	2,286
0.527% due 03/25/2036	44	23
0.537% due 02/25/2036 ^	16	12
0.557% due 02/25/2035	18,851	16,530
0.687% due 05/25/2036 ^	6,932	5,261
0.727% due 03/25/2035	1,452	1,364
0.787% due 03/25/2035	2,368	2,141
0.947% due 09/25/2034	391	364
2.222% due 09/25/2034	845	784
2.241% due 07/25/2034	435	431
2.306% due 02/20/2036 ^	35,549	29,480
2.313% due 02/20/2036 ^	8,834	8,198
2.319% due 02/20/2036 ^	1,714	1,466
2.330% due 02/20/2036	2,151	1,863
2.339% due 03/25/2035 ^	711	593
2.399% due 09/20/2036 ^	2,583	2,299
2.408% due 10/25/2033	303	303
2.421% due 10/20/2035	12,915	11,621
2.421% due 10/20/2035 ^	3,082	2,773
2.424% due 08/20/2035 ^	113	106
2.428% due 11/20/2034	668	644
2.432% due 12/19/2033	52	53
2.450% due 04/25/2035	1,481	1,240
2.456% due 12/25/2033	293	295
2.461% due 09/25/2033	6,115	5,835
2.467% due 09/25/2037 ^	9,103	7,957
2.491% due 09/20/2034	554	509
2.494% due 02/20/2035	5,350	5,297
2.500% due 09/25/2034 ^	96	73
2.513% due 05/20/2034	213	204
2.524% due 02/25/2034	364	356
2.527% due 03/25/2037 ^	666	534
2.533% due 05/20/2036 ^	9,002	6,778
2.536% due 02/25/2034	48	48
2.542% due 07/19/2033	1,004	979
2.545% due 05/20/2036 ^	4,292	3,619
2.554% due 09/25/2047 ^	347	312
2.575% due 06/20/2036	18,494	14,315
2.585% due 02/25/2047 ^	174	154
2.601% due 03/25/2035	1,383	1,333
2.607% due 05/25/2034	306	306
2.616% due 02/25/2034	93	87
2.616% due 06/20/2034	2,568	2,578
2.660% due 04/25/2035 ^	534	487
2.680% due 08/25/2034	176	160
2.689% due 06/25/2033	197	195
2.704% due 05/19/2033	246	243
2.730% due 05/20/2035	4,149	3,943
4.882% due 01/25/2036 ^	5,607	5,249
4.911% due 04/20/2036 ^	2,102	1,761
5.000% due 04/25/2035	738	748
5.060% due 06/25/2047 ^	26,435	24,830
5.250% due 12/25/2027 ^	2,248	2,175
5.250% due 07/25/2034	942	931
5.500% due 04/25/2035	94	93
5.500% due 08/25/2035 ^	6,600	6,276
5.500% due 08/25/2035	1,451	1,363
5.500% due 09/25/2035 ^	6,552	6,440
5.500% due 10/25/2035	342	344
5.500% due 11/25/2035 ^	195	190
5.500% due 01/25/2036	133	133
5.750% due 08/25/2034	771	772
5.750% due 02/25/2036 ^	2,027	1,830
5.750% due 02/25/2037 ^	779	740
5.750% due 05/25/2037 ^	1,225	1,150
5.750% due 07/25/2037 ^	2,209	2,117
5.750% due 07/25/2037	247	238
5.850% due 05/25/2036 ^	7,869	7,296

6.000% due 12/25/2035 ^		63	61
6.000% due 05/25/2036 ^		4,282	3,949
6.000% due 02/25/2037 ^		19,340	17,640
6.000% due 03/25/2037 ^		8,423	7,733
6.000% due 04/25/2037 ^		988	921
6.000% due 05/25/2037 ^		9,122	8,215
6.000% due 07/25/2037 ^		6,429	6,061
6.000% due 07/25/2037		10,017	9,046
6.000% due 08/25/2037 ^		3,026	2,902
6.000% due 10/25/2037 ^		408	402
6.000% due 01/25/2038 ^		19,768	17,884
6.250% due 09/25/2036 ^		2,655	2,447
6.250% due 10/25/2036 ^		259	233
6.500% due 11/25/2036 ^		27,766	25,636
6.500% due 05/25/2037 ^		627	581
6.500% due 10/25/2037 ^		10,591	9,288
6.500% due 11/25/2037 ^		9,801	8,406
Credico Finance SRL
0.156% due 04/04/2033	EUR	9,614	10,605
Credit Suisse Commercial Mortgage Trust
4.792% due 05/27/2053		$98,132	95,870
6.147% due 09/15/2039		161	165
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		58,600	723
0.837% due 11/25/2031		892	757
0.837% due 09/25/2035 ^		10,037	7,886
1.337% due 11/25/2034		19,977	17,173
2.288% due 07/25/2033		165	164
2.507% due 04/25/2034		59	60
2.745% due 11/25/2034		157	158
3.438% due 10/25/2033		210	205
5.250% due 08/25/2035		56	58
5.250% due 09/25/2035 ^		2,236	2,047
5.500% due 10/25/2035 ^		600	535
5.500% due 10/25/2035		14,577	14,131
5.750% due 04/22/2033		65	66
6.000% due 11/25/2035 ^		360	251
6.000% due 01/25/2036		6,949	5,482
6.000% due 05/17/2040		2,866	3,065
6.500% due 01/25/2036		760	546
7.000% due 01/25/2036 ^		6,299	2,993
Credit Suisse Mortgage Capital Certificates
0.449% due 02/27/2036		677	645
0.692% due 04/27/2037		28,384	17,437
1.679% due 09/27/2037		23,007	22,757
2.434% due 04/26/2038		19,318	18,980
2.618% due 08/27/2037		116	116
3.839% due 12/27/2035		99	99
4.000% due 08/27/2037		59,487	56,627
5.171% due 08/27/2037		26,484	19,012
5.509% due 04/15/2047		3,000	3,067
5.515% due 05/26/2037		99	101
5.695% due 04/16/2049		47,820	50,771
6.049% due 02/27/2047		214,762	151,034
6.408% due 04/26/2037		35,476	32,197
7.000% due 08/26/2036		14,014	13,572
7.170% due 04/26/2047		14,777	7,816
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037		2,323	2,148
5.500% due 03/25/2037 ^		1,526	1,441
6.000% due 08/25/2036 ^		9,675	7,305
6.000% due 02/25/2037 ^		5,160	4,600
6.000% due 06/25/2037		5,155	4,094
6.250% due 08/25/2036 ^		3,488	3,073
DBUBS Mortgage Trust
1.531% due 11/10/2046 (a)		165,166	3,070
1.563% due 07/10/2044 (a)		155,866	6,409
3.642% due 08/10/2044		8,294	8,445
Deco UK PLC
0.841% due 01/27/2020	GBP	1,998	2,956
Deutsche ALT-A Securities, Inc.
0.317% due 08/25/2047		$85,015	71,193
0.337% due 02/25/2047		874	630
0.357% due 02/25/2037		23,518	19,948
0.377% due 08/25/2047		15,405	12,967
0.537% due 06/25/2037 ^		38,480	23,234
0.928% due 04/25/2047		34,049	29,498
2.758% due 10/25/2035		1,195	1,104
5.000% due 10/25/2018		114	117
Deutsche ALT-B Securities, Inc.
0.347% due 01/25/2047		3,612	2,735
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.375% due 06/25/2034		25	23
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		553	551

Downey Savings & Loan Association Mortgage Loan Trust
0.368% due 04/19/2047 ^		218	77
0.398% due 03/19/2045		2,333	2,109
0.438% due 03/19/2045		8,984	8,264
0.518% due 09/19/2045		2,002	1,478
0.968% due 11/19/2044		6,320	5,800
0.988% due 11/19/2044		219	192
2.327% due 07/19/2044		903	901
2.522% due 07/19/2044		43	42
E-MAC NL BV
2.258% due 07/25/2036	EUR	823	881
Emerald Mortgages PLC
0.178% due 07/15/2048		156,749	164,789
Eurosail PLC
0.146% due 03/13/2045		2,034	2,178
0.729% due 12/10/2044	GBP	7,181	10,846
0.731% due 12/15/2044		1,409	2,140
0.731% due 03/13/2045		5,982	9,027
Extended Stay America Trust
2.958% due 12/05/2031		$52,410	52,659
Fannie Mae
4.185% due 05/25/2025		6,400	6,251
4.737% due 02/25/2025		2,000	2,022
Fastnet Securities PLC
0.177% due 08/10/2043	EUR	19,348	20,055
First Horizon Alternative Mortgage Securities Trust
0.557% due 02/25/2037		$445	265
0.937% due 04/25/2036 ^		3,935	2,591
2.188% due 08/25/2034		1,065	1,054
2.240% due 03/25/2035		1,601	1,447
2.246% due 09/25/2035 ^		5,782	5,245
2.267% due 04/25/2036 ^		5,203	4,381
2.271% due 02/25/2035		3,730	3,662
2.271% due 08/25/2035		4,137	3,635
2.295% due 01/25/2036 ^		14,178	11,449
2.298% due 04/25/2035		7,581	7,479
2.315% due 02/25/2036		545	437
5.250% due 02/25/2021 ^		1,158	1,106
5.363% due 04/25/2037 ^(a)		6,937	1,522
6.000% due 07/25/2036 ^		108	91
6.000% due 08/25/2036 ^		5,443	4,527
6.250% due 08/25/2037 ^		244	197
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		336	289
First Horizon Mortgage Pass-Through Trust
2.398% due 11/25/2037 ^		248	215
2.434% due 10/25/2034		10	10
2.468% due 02/25/2035		805	802
2.553% due 01/25/2037 ^		2,836	2,529
2.556% due 10/25/2034		454	444
2.564% due 10/25/2035 ^		4,319	3,811
2.625% due 10/25/2035		588	495
2.675% due 06/25/2034		257	249
2.677% due 08/25/2035		328	299
2.681% due 05/25/2036		4,044	3,715
2.733% due 06/25/2035		2,837	2,643
2.734% due 05/25/2037 ^		7,890	6,365
2.747% due 05/25/2034		83	82
2.949% due 05/25/2035		1,437	1,345
5.250% due 05/25/2021 ^		247	172
5.500% due 04/25/2022		186	188
5.750% due 05/25/2037 ^		627	539
First Republic Mortgage Loan Trust
0.686% due 11/15/2030		418	377
0.986% due 11/15/2032		77	73
Fondo de Titulizacion de Activos
1.186% due 06/19/2035	EUR	300	292
Fondo de Titulizacion Hipotecaria UCI
0.146% due 06/22/2036		1,953	2,005
Freddie Mac
3.437% due 05/25/2025		$7,050	6,834
3.487% due 10/25/2027		4,050	3,988
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		388,568	1,409
GE Business Loan Trust
0.366% due 11/15/2034		5,991	5,763
GE Capital Commercial Mortgage Corp.
5.495% due 11/10/2045		21,558	21,614
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		2,804	2,993
GMAC Mortgage Corp. Loan Trust
2.739% due 11/19/2035		1,132	1,013
2.829% due 11/19/2035		751	712
2.979% due 03/18/2035		5,508	5,414
3.095% due 10/19/2033		14	15
3.114% due 03/18/2035		2,935	2,945

3.134% due 05/25/2035		290	276
3.174% due 05/25/2035		1,512	1,456
3.268% due 03/18/2035		42	42
4.861% due 11/19/2035		5,066	4,803
Great Hall Mortgages PLC
0.116% due 03/18/2039	EUR	7,911	8,369
0.136% due 06/18/2038		580	613
0.416% due 06/18/2039		$6,791	6,397
Grecale RMBS SRL
0.498% due 01/27/2061	EUR	45,693	50,427
GreenPoint Mortgage Funding Trust
0.347% due 02/25/2037 ^		$59,226	49,418
0.367% due 01/25/2037		17,758	13,661
0.387% due 03/25/2047		231	193
0.397% due 04/25/2036		196	157
0.427% due 08/25/2045		574	481
0.447% due 10/25/2045		1,013	873
0.457% due 11/25/2045		107	91
0.497% due 10/25/2045		7,065	5,679
0.507% due 09/25/2046 ^		4,203	2,247
GS Mortgage Securities Trust
0.279% due 12/10/2043 (a)		35,931	377
0.821% due 12/10/2043 (a)		142,940	907
1.046% due 08/10/2046 (a)		125,488	5,674
1.107% due 03/10/2044 (a)		24,913	610
1.614% due 08/10/2043 (a)		141,438	8,513
1.821% due 08/10/2044 (a)		20,563	1,060
2.280% due 01/10/2045 (a)		7,048	696
2.724% due 05/10/2045 (a)		84,181	8,611
4.548% due 12/10/2043		7,000	6,649
GSMPS Mortgage Loan Trust
0.587% due 06/25/2034		213	186
GSMSC Pass-Through Trust
7.500% due 09/25/2036		1,351	1,124
7.500% due 10/25/2036		363	299
GSR Mortgage Loan Trust
0.637% due 07/25/2037 ^		381	271
2.010% due 04/25/2032		31	29
2.480% due 12/25/2034		813	779
2.523% due 08/25/2034		112	106
2.575% due 04/25/2036		2,866	2,608
2.602% due 07/25/2035		2,165	2,058
2.630% due 05/25/2035		3,278	3,056
2.653% due 09/25/2034		62	62
2.659% due 08/25/2034		1,321	1,304
2.667% due 04/25/2035		428	421
2.692% due 07/25/2035		7,081	6,887
2.696% due 05/25/2035		2,718	2,627
2.701% due 01/25/2036 ^		13,164	12,279
2.702% due 05/25/2035		15,821	15,445
2.716% due 08/25/2034		3,086	3,015
2.716% due 09/25/2035		3,775	3,812
2.719% due 04/25/2035		170	170
2.743% due 03/25/2037 ^		5,958	5,597
2.751% due 11/25/2035		487	444
2.758% due 01/25/2035		2,607	2,496
2.778% due 07/25/2035		3,553	3,252
2.821% due 10/25/2035 ^		6,443	5,662
3.434% due 01/25/2036 ^		334	305
4.947% due 11/25/2035		1,854	1,791
5.000% due 07/25/2036		690	607
5.500% due 03/25/2036 ^		4,183	3,751
5.500% due 03/25/2036		1,959	1,814
5.500% due 06/25/2036 ^		526	494
5.500% due 01/25/2037 ^		8,560	8,214
5.750% due 02/25/2036 ^		1,467	1,365
5.750% due 02/25/2037		208	200
6.000% due 02/25/2021 ^		2,578	2,305
6.000% due 06/25/2036 ^		4,579	4,450
6.000% due 09/25/2036 ^		3,282	2,772
6.000% due 01/25/2037 ^		214	208
6.000% due 07/25/2037 ^		506	459
6.500% due 09/25/2036 ^		3,066	2,687
6.500% due 10/25/2036 ^		1,857	1,650
HarborView Mortgage Loan Trust
0.358% due 12/19/2036 ^		275	204
0.368% due 11/19/2036		327	271
0.398% due 11/19/2036		14,036	10,478
0.408% due 07/19/2047		1,119	960
0.428% due 01/19/2036		2,047	1,434
0.428% due 12/19/2036 ^		7,968	5,482
0.438% due 01/19/2036		1,081	748
0.468% due 02/19/2036		3,093	2,335
0.478% due 07/19/2045		121	82
0.498% due 11/19/2035		2,954	2,491
0.498% due 08/19/2045		1,295	1,204

0.518% due 09/19/2035		1,108	877
0.888% due 01/19/2035		4,643	3,366
0.948% due 01/19/2035 ^		918	625
0.968% due 12/19/2034 ^		13,045	10,363
0.988% due 11/19/2034		451	387
0.988% due 12/19/2034 ^		128	102
1.008% due 12/19/2034 ^		45,337	36,539
1.008% due 12/19/2036 ^		18,465	15,448
1.048% due 11/19/2034		47,080	39,027
1.309% due 06/19/2034		59	57
2.294% due 11/19/2034		132	123
2.537% due 06/19/2045 ^		7,498	4,860
2.589% due 08/19/2036 ^		2,210	1,635
2.627% due 12/19/2035		198	181
2.646% due 12/19/2035 ^		5,637	4,342
2.651% due 12/19/2035 ^		54	48
2.669% due 07/19/2035		4,192	3,771
2.696% due 08/19/2034		2,920	2,987
3.092% due 06/19/2036		256	178
3.516% due 06/19/2036 ^		771	512
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	15,919	24,567
Hipocat Fondo de Titulizacion de Activos
0.181% due 07/15/2036	EUR	239	259
HomeBanc Mortgage Trust
0.487% due 05/25/2037		$496	438
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		24,763	22,257
HSI Asset Loan Obligation Trust
2.397% due 01/25/2037 ^		1,163	939
2.831% due 09/25/2037 ^		19,428	15,987
4.852% due 01/25/2037		13,082	10,159
Impac CMB Trust
0.467% due 10/25/2035		18,955	15,551
0.707% due 04/25/2035		7,347	6,800
0.825% due 09/25/2034		531	511
Impac Secured Assets Trust
0.385% due 05/25/2036		168	145
0.537% due 05/25/2036		4,052	3,943
Indus Eclipse PLC
0.741% due 01/25/2020	GBP	10,202	15,849
IndyMac Adjustable Rate Mortgage Trust
1.742% due 01/25/2032		$27	26
IndyMac Mortgage Loan Trust
0.317% due 10/25/2036		231	198
0.377% due 09/25/2046		1,551	1,333
0.387% due 10/25/2036		3,966	3,413
0.387% due 06/25/2047		47,224	36,487
0.395% due 05/25/2046		2,080	1,758
0.417% due 04/25/2035		2,258	1,985
0.417% due 07/25/2046		24,150	19,878
0.427% due 04/25/2035		14,060	12,594
0.467% due 03/25/2035		4,158	3,681
0.467% due 07/25/2035		726	450
0.487% due 06/25/2037 ^		908	503
0.507% due 02/25/2035		535	498
0.527% due 02/25/2035		3,665	3,001
0.787% due 04/25/2034		616	592
0.807% due 06/25/2034		21	20
0.827% due 07/25/2045		477	416
0.967% due 10/25/2036		83	65
0.987% due 08/25/2034		155	140
1.067% due 09/25/2034		109	96
2.223% due 06/25/2037 ^		5,000	3,974
2.342% due 06/25/2037		4,199	2,423
2.430% due 01/25/2036		513	478
2.459% due 06/25/2035 ^		247	207
2.471% due 08/25/2035		762	672
2.474% due 03/25/2035		2,995	3,000
2.486% due 03/25/2035		102	102
2.510% due 03/25/2035		15	14
2.531% due 01/25/2035		1,828	1,720
2.533% due 09/25/2036		11,027	9,265
2.538% due 11/25/2035 ^		20,111	15,526
2.603% due 01/25/2036 ^		422	352
2.640% due 07/25/2035		11,921	9,175
2.644% due 04/25/2035		72	64
2.654% due 10/25/2034		92	90
2.683% due 01/25/2036		4,475	4,142
2.747% due 09/25/2036		141	104
2.851% due 03/25/2037 ^		4,974	4,638
2.860% due 06/25/2036		456	324
2.874% due 09/25/2037		25,905	20,529
2.918% due 01/25/2037 ^		4,311	4,153
4.079% due 08/25/2035		377	323
4.157% due 05/25/2036 ^		45,557	38,875

4.274% due 06/25/2036		1,543	1,440
4.330% due 08/25/2037		158	128
4.376% due 11/25/2035 ^		8,079	6,872
4.534% due 09/25/2035		888	763
4.546% due 07/25/2036		3,830	3,348
4.569% due 10/25/2035		307	258
4.748% due 11/25/2035 ^		1,461	1,365
4.749% due 12/25/2035 ^		64	51
4.847% due 01/25/2037		30,403	29,008
6.250% due 11/25/2037 ^		3,128	2,675
6.500% due 09/25/2037		175	158
JPMBB Commercial Mortgage Securities Trust
1.142% due 08/15/2046 (a)		106,896	4,274
JPMorgan Alternative Loan Trust
0.457% due 03/25/2036 ^		2,779	2,571
2.630% due 05/25/2036 ^		2,541	2,082
5.500% due 02/25/2021 ^		196	191
6.310% due 08/25/2036 ^		39,082	32,140
JPMorgan Chase Commercial Mortgage Securities Trust
0.466% due 09/12/2037 (a)		92,545	110
1.703% due 04/15/2046 (a)		184,154	14,905
1.994% due 11/15/2043 (a)		178,149	9,695
2.051% due 05/15/2045 (a)		205,798	17,094
5.257% due 05/15/2047		19,524	20,215
5.672% due 08/12/2037		13,512	14,776
JPMorgan Commercial Mortgage-Backed Securities Trust
5.708% due 03/18/2051		2,000	2,131
JPMorgan Mortgage Trust
1.990% due 02/25/2034		15	15
2.050% due 10/25/2033		205	202
2.256% due 06/25/2035		1,047	1,047
2.346% due 11/25/2035		764	728
2.455% due 11/25/2035		77	67
2.478% due 10/25/2035		611	610
2.531% due 08/25/2035 ^		6,249	5,944
2.534% due 04/25/2035		274	275
2.542% due 06/25/2037 ^		711	649
2.555% due 07/25/2035		2,124	2,056
2.559% due 01/25/2037 ^		1,822	1,685
2.563% due 08/25/2036 ^		13,107	11,355
2.564% due 07/25/2035		4,365	4,309
2.565% due 04/25/2037 ^		2,555	2,307
2.578% due 06/25/2035		233	228
2.582% due 08/25/2035		5,435	5,458
2.586% due 08/25/2036 ^		1,793	1,593
2.595% due 07/25/2035		639	643
2.614% due 04/25/2035		1,522	1,536
2.624% due 05/25/2036 ^		42	36
2.631% due 04/25/2036 ^		30,153	27,688
2.631% due 04/25/2036		2,135	2,090
2.642% due 07/25/2035		868	859
2.661% due 08/25/2035		71	71
2.667% due 07/25/2035		86	86
2.676% due 10/25/2036 ^		976	924
2.740% due 02/25/2036 ^		681	619
2.771% due 05/25/2036 ^		1,803	1,612
2.771% due 05/25/2036		1,256	1,155
2.806% due 06/25/2036 ^		5,315	4,606
3.477% due 10/25/2035		27	25
4.675% due 04/25/2037 ^		2,001	1,816
4.812% due 09/25/2035		2,077	1,980
4.925% due 04/25/2037 ^		13,884	12,677
5.000% due 06/25/2021 ^		686	677
5.000% due 03/25/2022 ^		147	146
5.021% due 06/25/2036 ^		773	697
5.061% due 06/25/2037 ^		15,598	14,315
5.192% due 04/25/2036 ^		4,408	4,114
5.500% due 01/25/2021 ^		180	177
5.500% due 03/25/2022 ^		108	108
5.500% due 09/25/2035		10,667	11,030
5.500% due 01/25/2036 ^		2,575	2,461
5.500% due 08/25/2037 ^		7,897	7,024
5.534% due 10/25/2036		1,660	1,472
5.750% due 03/25/2037 ^		930	777
6.000% due 07/25/2036 ^		8,959	8,180
6.000% due 06/25/2037 ^		30,116	26,395
6.000% due 08/25/2037 ^		2,433	2,200
6.500% due 09/25/2035		611	630
7.000% due 08/25/2037 ^		1,745	1,604
JPMorgan Resecuritization Trust
2.460% due 11/26/2034		51	51
KGS Alpha SBA Trust
1.013% due 04/25/2038		83,458	3,608
Kildare Securities Ltd.
0.187% due 12/10/2043	EUR	22,700	23,864

Lavender Trust
6.250% due 10/26/2036		$3,257	3,451
LB Commercial Mortgage Trust
5.517% due 07/15/2044		54,175	57,553
6.056% due 07/15/2044		46,203	49,867
LB-UBS Commercial Mortgage Trust
0.739% due 02/15/2040 (a)		31,371	292
5.858% due 07/15/2040		22,543	23,770
Lehman Mortgage Trust
1.087% due 12/25/2035 ^		3,404	2,669
5.387% due 01/25/2036 ^		6,809	6,395
5.500% due 11/25/2035 ^		409	389
5.500% due 12/25/2035 ^		102	92
5.664% due 12/25/2035		7,847	6,417
5.972% due 04/25/2036		9,192	8,635
6.500% due 09/25/2037 ^		11,511	10,045
6.513% due 03/25/2037 ^(a)		27,212	5,972
Lehman XS Trust
0.287% due 05/25/2046 ^		2,287	1,973
0.347% due 03/25/2047 ^		4,356	3,542
0.377% due 11/25/2046		456	370
0.387% due 08/25/2046 ^		2,444	1,877
0.387% due 11/25/2046 ^		39,275	29,656
0.387% due 07/25/2047 ^		24,896	18,621
0.397% due 09/25/2046		265	209
0.457% due 02/25/2036		477	404
0.487% due 12/25/2035 ^		33	20
5.110% due 07/25/2035 ^		2,236	2,117
Luminent Mortgage Trust
0.387% due 02/25/2046		218	162
Mach One Commercial Mortgage-Backed Trust
6.806% due 05/28/2040		2,131	2,153
Mansard Mortgages PLC
1.221% due 12/15/2049	GBP	19,021	29,083
Marche Mutui SRL
2.248% due 01/27/2064	EUR	98,157	112,001
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046		$2,666	2,026
0.427% due 05/25/2037		1,220	818
0.527% due 05/25/2047 ^		4,787	2,220
1.679% due 09/25/2034		229	213
2.109% due 09/25/2033		1,430	1,438
2.181% due 05/25/2034		493	488
2.352% due 07/25/2035 ^		4,679	3,999
2.483% due 12/25/2033		342	340
2.488% due 01/25/2036		32,614	32,536
2.500% due 01/25/2034		176	146
2.510% due 06/25/2035		317	294
2.575% due 12/25/2033		610	589
2.581% due 07/25/2035 ^		1,049	913
2.605% due 10/25/2032		423	423
2.639% due 07/25/2034		1,610	1,617
2.648% due 02/25/2036		105	103
2.666% due 04/21/2034		130	131
2.671% due 09/25/2035 ^		1,606	1,224
2.676% due 12/21/2034		392	368
2.702% due 11/21/2034		1,494	1,533
3.022% due 10/25/2034		845	746
3.047% due 11/25/2036		206	188
4.647% due 10/25/2032		660	638
MASTR Alternative Loan Trust
5.500% due 07/25/2034		6,145	6,389
7.000% due 06/25/2034		50	53
MASTR Asset Securitization Trust
5.500% due 07/25/2033		37	39
5.500% due 06/26/2034		218	216
5.750% due 02/25/2021		908	917
6.000% due 10/25/2022		61	60
6.000% due 06/25/2036 ^		772	739
MASTR Reperforming Loan Trust
0.537% due 05/25/2035		871	719
4.699% due 05/25/2036		325	307
MASTR Seasoned Securitization Trust
2.098% due 05/25/2032		750	746
2.435% due 10/25/2032		289	291
2.496% due 10/25/2032		45	45
3.295% due 10/25/2032		736	724
6.500% due 08/25/2032		126	137
MBS Bancaja Fondo de Titulizacion de Activos
0.138% due 02/25/2038	EUR	3,805	4,156
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031		$628	618
0.926% due 09/15/2030		1,007	997
Merrill Lynch Alternative Note Asset Trust
0.357% due 02/25/2037		11,815	10,708
0.487% due 03/25/2037		364	180

2.865% due 06/25/2037 ^		41,142	29,450
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		1,654	1,556
0.437% due 08/25/2036		16	15
0.647% due 03/25/2030		339	331
0.845% due 11/25/2029		3,355	3,251
0.847% due 06/25/2028		27	26
0.867% due 04/25/2028		41	40
0.878% due 07/25/2030		6,068	5,880
0.895% due 03/25/2030		781	754
0.957% due 01/25/2030		171	167
1.075% due 10/25/2028		215	214
1.095% due 11/25/2029		246	239
1.124% due 01/25/2029		1,087	1,045
1.184% due 10/25/2035		13	12
1.887% due 01/25/2029		83	83
1.931% due 01/25/2029		4,842	4,613
2.013% due 05/25/2029		230	231
2.098% due 09/25/2029		947	947
2.121% due 04/25/2029		778	770
2.130% due 04/25/2035		294	281
2.132% due 12/25/2034		1,807	1,790
2.133% due 05/25/2036		2,017	2,004
2.182% due 02/25/2033		73	71
2.356% due 05/25/2036		363	362
2.393% due 02/25/2034		240	241
2.447% due 09/25/2033		25	25
2.460% due 02/25/2035		5,637	5,667
2.532% due 07/25/2035		2,936	2,619
2.555% due 12/25/2034		79	78
2.578% due 06/25/2037		809	779
2.604% due 05/25/2036		730	696
2.608% due 07/25/2035 ^		1,370	1,119
2.616% due 12/25/2035		183	172
2.678% due 05/25/2034		290	287
2.731% due 03/25/2036 ^		5,113	3,465
2.762% due 06/25/2035		4,700	4,545
4.612% due 09/25/2035 ^		196	179
Merrill Lynch Mortgage Trust
0.493% due 02/12/2051 (a)		120,540	993
0.591% due 08/12/2039 (a)		1,586	3
Merrill Lynch Mortgage-Backed Securities Trust
2.660% due 08/25/2036 ^		28,897	26,843
2.896% due 06/25/2037 ^		42	36
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049		8,000	8,594
Morgan Stanley Bank of America Merrill Lynch Trust
1.455% due 02/15/2047 (a)		99,358	6,461
2.277% due 11/15/2045 (a)		130,390	11,197
Morgan Stanley Capital Trust
0.421% due 11/12/2049 (a)		37,257	167
Morgan Stanley Dean Witter Capital, Inc. Trust
5.980% due 09/15/2037		2,654	2,752
Morgan Stanley Mortgage Loan Trust
0.548% due 10/25/2034		148	142
2.071% due 07/25/2034		502	502
2.134% due 06/25/2036		2,428	2,369
2.431% due 10/25/2034		217	215
2.445% due 07/25/2035		987	912
2.529% due 08/25/2034		115	115
2.552% due 07/25/2034		657	651
3.513% due 07/25/2035		711	673
4.579% due 10/25/2037		11,309	9,819
4.859% due 11/25/2037 ^		9,135	6,926
4.940% due 09/25/2035 ^		193	147
5.201% due 11/25/2035		174	131
5.500% due 11/25/2035 ^		198	189
5.579% due 12/25/2035		1,217	1,101
5.750% due 09/25/2022 ^		13	13
6.000% due 08/25/2037 ^		904	849
6.513% due 08/25/2036 ^		9,529	5,426
Morgan Stanley Re-REMIC Trust
2.740% due 02/26/2036		15,940	15,813
5.250% due 05/26/2037		30,218	27,803
Mortgage Equity Conversion Asset Trust
0.720% due 05/25/2042		146,052	127,065
MortgageIT Trust
0.437% due 11/25/2035		13,748	11,570
Mortgages PLC
1.029% due 10/31/2038	GBP	1,658	2,475
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		$1,149	1,148
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		2,254	2,317
Newgate Funding PLC
0.586% due 12/15/2050	EUR	885	933

0.738% due 12/01/2050	GBP	3,500	5,136
1.236% due 12/15/2050	EUR	4,805	4,962
1.486% due 12/15/2050		8,040	8,038
1.571% due 12/15/2050	GBP	25,506	37,713
1.821% due 12/15/2050		7,208	10,646
Nomura Asset Acceptance Corp Alternative Loan Trust
0.467% due 04/25/2037		$291	234
2.439% due 10/25/2035		1,397	1,314
2.608% due 02/25/2036		4,346	3,777
2.983% due 02/25/2036 ^		1,325	1,071
5.159% due 03/25/2035		60	62
5.500% due 05/25/2033		13	14
6.000% due 05/25/2033		8	8
6.215% due 08/25/2036 ^		8,458	4,512
6.431% due 08/25/2036 ^		3,608	1,924
7.000% due 04/25/2033		8	8
Nomura Resecuritization Trust
0.724% due 08/27/2047		240,711	145,803
NovaStar Mortgage Funding Trust
0.377% due 09/25/2046		4,331	3,722
Preferred Residential Securities PLC
1.671% due 12/15/2041	GBP	753	1,127
Prime Mortgage Trust
7.000% due 07/25/2034		$544	549
Provident Funding Mortgage Loan Trust
0.477% due 05/25/2035		4,595	4,446
2.498% due 05/25/2035		1,212	1,215
2.529% due 04/25/2034		143	144
2.530% due 10/25/2035		319	313
RAAC Trust
5.860% due 01/25/2017		3	3
RBSSP Resecuritization Trust
0.435% due 03/26/2037		31,888	31,142
0.447% due 05/28/2047		55,966	39,237
0.522% due 08/26/2045		114	80
2.252% due 12/26/2036		40,733	31,101
2.281% due 10/26/2036		20,673	13,013
3.059% due 08/28/2047		363,138	274,315
3.802% due 12/26/2036 ^		9,728	6,656
5.051% due 03/26/2036		19,004	11,752
Regal Trust
1.674% due 09/29/2031		749	627
Residential Accredit Loans, Inc. Trust
0.337% due 02/25/2047		24,238	14,148
0.367% due 11/25/2036		5,984	4,372
0.367% due 06/25/2046		69,460	30,942
0.387% due 05/25/2047		4,250	3,536
0.392% due 09/25/2046		12,869	8,388
0.437% due 02/25/2036 ^		1,433	1,025
0.457% due 05/25/2046 ^		3,452	2,013
0.467% due 12/25/2045		940	677
0.487% due 08/25/2035		9,715	7,546
0.517% due 03/25/2037		310	112
0.547% due 01/25/2037 ^		2,172	1,323
0.587% due 03/25/2033		50	50
0.587% due 06/25/2036		635	410
1.158% due 01/25/2046		36,722	25,846
1.518% due 09/25/2045		1,281	1,104
3.109% due 07/25/2035		18,784	15,718
3.177% due 08/25/2035 ^		821	454
3.442% due 07/25/2035		179	144
3.554% due 12/25/2035		18,296	15,864
3.555% due 12/26/2034		272	190
5.000% due 09/25/2019		131	132
5.500% due 01/25/2035		3,671	3,734
5.500% due 08/25/2035 ^		86	78
5.750% due 12/25/2021		456	436
6.000% due 10/25/2034		20,614	21,741
6.000% due 08/25/2035 ^		1,334	1,243
6.000% due 10/25/2035 ^		21,712	17,138
6.000% due 12/25/2035 ^		7,156	6,444
6.000% due 08/25/2036 ^		1,135	962
6.000% due 09/25/2036		9,068	7,368
6.000% due 01/25/2037		314	269
6.000% due 02/25/2037 ^		28,780	23,267
6.000% due 05/25/2037 ^		3,610	3,061
6.000% due 06/25/2037 ^		20,868	17,681
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		193	205
7.500% due 12/25/2031		76	80
7.500% due 05/25/2032		112	113
7.500% due 07/25/2032		895	858
Residential Asset Securitization Trust
0.537% due 06/25/2036		10,008	4,702
4.750% due 02/25/2019		38	39
5.500% due 07/25/2035		2,475	2,258

6.000% due 11/25/2036 ^		8,984	6,462
6.000% due 01/25/2037 ^		5,925	4,192
6.250% due 11/25/2036		2,588	1,910
6.500% due 09/25/2036		5,257	3,965
Residential Funding Mortgage Securities, Inc. Trust
2.671% due 09/25/2035		2,610	2,200
2.784% due 08/25/2035 ^		5,646	4,485
3.723% due 10/25/2037 ^		20,671	17,002
3.761% due 09/25/2036 ^		338	299
3.777% due 04/25/2037		4,210	3,627
4.134% due 07/27/2037 ^		466	407
5.250% due 01/25/2036 ^		231	216
5.500% due 03/25/2037 ^		9,258	8,260
5.775% due 10/25/2037 ^		19,914	16,058
6.000% due 04/25/2037 ^		9,427	8,547
6.000% due 10/25/2037 ^		1,393	1,190
6.500% due 03/25/2032		85	89
Rivoli Pan Europe PLC
0.173% due 08/03/2018	EUR	2,816	3,113
RMAC Securities PLC
0.438% due 06/12/2044		$4,266	3,969
0.721% due 06/12/2044	GBP	14,723	21,411
0.741% due 06/12/2044		2,495	3,629
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,076
5.336% due 05/16/2047		13,072	13,507
Sandwell Commercial Finance PLC
2.008% due 05/11/2039	GBP	4,000	5,724
Sequoia Mortgage Trust
0.537% due 07/20/2033		$143	135
0.807% due 08/20/2034		1,479	1,401
0.827% due 01/20/2034		699	671
0.847% due 06/20/2033		1,091	1,046
0.887% due 09/20/2034		839	807
0.947% due 10/20/2027		9	9
0.947% due 04/20/2033		216	208
0.987% due 10/20/2027		121	118
1.063% due 11/20/2034		549	528
1.185% due 04/20/2033		1,068	1,063
2.428% due 02/20/2047		522	455
2.523% due 09/20/2046 ^		10,107	8,138
2.655% due 07/20/2037		2,598	2,197
2.685% due 08/20/2047		16,538	14,158
2.770% due 09/20/2046 ^		1,135	913
4.949% due 07/20/2037 ^		16,167	14,628
Silver Oak Ltd.
1.731% due 06/21/2018		9,000	9,047
Silverstone Master Issuer PLC
1.826% due 01/21/2055		667	670
Southern Pacific Financing PLC
1.169% due 12/10/2042	GBP	480	689
Structured Adjustable Rate Mortgage Loan Trust
0.417% due 05/25/2035		$15	15
0.665% due 06/25/2035		93	93
1.337% due 12/25/2037		16,236	10,976
1.923% due 10/25/2037 ^		8,884	6,010
2.387% due 04/25/2034		25	25
2.394% due 12/25/2034		3,419	3,375
2.430% due 09/25/2034		216	214
2.438% due 05/25/2035		15,559	14,746
2.441% due 03/25/2035		18,185	16,404
2.443% due 05/25/2034		717	715
2.447% due 06/25/2034		353	353
2.462% due 12/25/2035		495	392
2.462% due 12/25/2035 ^		3,265	3,186
2.466% due 05/25/2035		64	55
2.479% due 09/25/2035		11,180	9,997
2.487% due 03/25/2035		2,544	2,502
2.488% due 10/25/2034		295	293
2.494% due 04/25/2035		174	165
2.496% due 08/25/2034		47	46
2.516% due 11/25/2034		3,216	3,238
2.523% due 11/25/2034		653	658
2.541% due 11/25/2035 ^		349	279
2.559% due 11/25/2035		817	651
2.588% due 09/25/2036 ^		24,911	15,939
2.599% due 12/25/2034		92	88
2.629% due 08/25/2035		3,028	2,878
4.127% due 07/25/2035 ^		9,145	7,956
4.362% due 09/25/2036 ^		21,751	17,287
4.380% due 02/25/2037 ^		2,902	2,795
4.383% due 01/25/2037 ^		13,175	10,452
4.503% due 05/25/2036 ^		10,129	7,964
4.644% due 07/25/2037 ^		86	74
4.655% due 09/25/2036 ^		6,206	5,090
4.704% due 11/25/2035 ^		2,260	1,941

4.752% due 10/25/2035 ^		7,255	6,526
4.797% due 05/25/2036 ^		15,017	12,378
4.804% due 02/25/2037 ^		4,643	4,489
4.842% due 02/25/2036 ^		11,501	9,548
4.945% due 03/25/2036 ^		2,804	2,366
4.956% due 01/25/2036 ^		8,850	6,588
5.104% due 05/25/2036 ^		658	610
5.261% due 02/25/2036 ^		14,445	11,145
Structured Asset Mortgage Investments Trust
0.307% due 08/25/2036		13,528	10,588
0.367% due 07/25/2046		23,717	19,120
0.377% due 06/25/2036		13,072	10,802
0.377% due 07/25/2046 ^		14,130	9,702
0.377% due 07/25/2046		4,427	3,531
0.387% due 05/25/2036		22,546	16,442
0.397% due 04/25/2036		41,772	30,433
0.397% due 08/25/2036		17,421	13,721
0.397% due 05/25/2046		746	578
0.397% due 09/25/2047 ^		46,543	32,439
0.417% due 02/25/2036		87,213	69,843
0.417% due 05/25/2045		2,387	2,112
0.417% due 07/25/2046 ^		54	21
0.438% due 07/19/2035		5,050	4,393
0.467% due 02/25/2036		28,922	23,693
0.487% due 08/25/2036 ^		7,341	3,076
0.868% due 05/19/2035		2,978	2,908
2.544% due 02/19/2035		11	11
3.617% due 05/25/2045		223	175
Structured Asset Securities Corp.
0.537% due 04/25/2035		616	515
2.461% due 12/25/2033		245	240
Structured Asset Securities Corp. Mortgage Loan Trust
0.787% due 10/25/2027		702	689
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.352% due 03/25/2033		279	278
2.396% due 07/25/2033		808	821
2.397% due 08/25/2032		75	74
2.408% due 01/25/2034		377	366
2.447% due 09/25/2033		726	725
2.460% due 11/25/2033		234	231
2.584% due 11/25/2033		570	560
2.743% due 09/25/2032		40	40
5.505% due 07/25/2034		17,320	18,380
5.750% due 09/25/2034		768	762
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		9,333	9,736
Suntrust Adjustable Rate Mortgage Loan Trust
2.728% due 04/25/2037 ^		5,342	4,457
6.013% due 02/25/2037 ^		1,109	1,090
TDA CAM Fondo de Titulizacion de Activos
0.236% due 09/22/2032	EUR	1,183	1,296
TDA Mixto Fondo de Titulizacion de Activos
0.236% due 06/22/2045		826	892
0.246% due 03/22/2035		1,211	1,314
0.266% due 03/22/2035		907	985
0.268% due 12/27/2030		653	716
0.268% due 09/30/2032		88	98
3.486% due 03/22/2036		1,200	1,245
Thornburg Mortgage Securities Trust
0.727% due 03/25/2044		$291	262
1.982% due 12/25/2044		104	101
2.035% due 10/25/2043		636	624
5.750% due 06/25/2047		33,789	33,780
TIAA CMBS Trust
5.770% due 06/19/2033		2,432	2,444
UBS Commercial Mortgage Trust
2.248% due 05/10/2045 (a)		185,415	19,895
UBS-Barclays Commercial Mortgage Trust
1.467% due 04/10/2046 (a)		85,025	6,195
Utrecht Funding BV
2.998% due 07/28/2016	EUR	1,721	1,920
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		$3,525	3,692
5.903% due 06/15/2049		23,135	24,467
6.150% due 02/15/2051		18,591	19,818
Wachovia Mortgage Loan Trust LLC
2.504% due 10/20/2035 ^		897	786
2.527% due 10/20/2035		703	715
2.681% due 08/20/2035 ^		714	624
2.697% due 05/20/2036		616	592
5.199% due 10/20/2035		2,806	2,726
6.085% due 03/20/2037 ^		207	191
WaMu Mortgage Pass-Through Certificates Trust
0.417% due 04/25/2045		15,841	15,054
0.447% due 11/25/2045		1,258	1,187
0.457% due 12/25/2045		5,446	5,120

0.477% due 07/25/2045	4,714	4,440
0.477% due 12/25/2045	10,169	9,289
0.517% due 01/25/2045	14,129	13,133
0.527% due 01/25/2045	9,160	8,646
0.537% due 01/25/2045	240	223
0.577% due 10/25/2044	3,514	3,411
0.587% due 10/25/2044	4,557	4,240
0.627% due 07/25/2044	17,393	16,158
0.888% due 01/25/2047	3,023	2,752
0.898% due 01/25/2047 ^	3,468	2,839
0.908% due 06/25/2047	10,503	8,986
0.918% due 04/25/2047	159	89
0.927% due 11/25/2034	4,908	4,678
0.967% due 10/25/2045	3,794	3,724
1.067% due 11/25/2034	98	92
1.086% due 05/25/2046	17,070	15,984
1.118% due 09/25/2046	16,497	14,031
1.138% due 06/25/2046	1,920	1,799
1.138% due 07/25/2046	29,883	25,354
1.148% due 06/25/2046	4,790	4,201
1.158% due 02/25/2046	1,479	1,374
1.358% due 11/25/2042	385	362
1.558% due 08/25/2042	219	209
1.740% due 10/25/2036 ^	3,056	2,571
1.796% due 01/25/2037 ^	18,304	15,675
1.865% due 10/25/2036 ^	733	627
1.870% due 01/25/2037 ^	2,243	1,950
1.874% due 12/19/2039	195	193
1.938% due 11/25/2036 ^	2,354	2,006
1.969% due 11/25/2036 ^	9,740	8,675
2.020% due 12/25/2036 ^	155	137
2.023% due 12/25/2036 ^	439	390
2.090% due 09/25/2036	22,601	20,221
2.138% due 03/25/2037 ^	52,802	46,832
2.148% due 05/25/2037 ^	22,708	18,715
2.159% due 06/25/2037 ^	4,905	4,359
2.187% due 07/25/2046	12,112	10,971
2.246% due 09/25/2036 ^	1,290	1,171
2.252% due 12/25/2036 ^	10,363	9,373
2.289% due 07/25/2037 ^	29,565	26,561
2.290% due 02/25/2037 ^	47,412	41,124
2.322% due 03/25/2036	6,965	6,480
2.325% due 10/25/2035	10,156	9,826
2.348% due 12/25/2035	5,401	5,222
2.353% due 01/25/2036	3,111	2,985
2.364% due 02/25/2037 ^	54,676	49,548
2.379% due 02/25/2037 ^	27,891	24,599
2.393% due 02/25/2033	1,144	1,129
2.400% due 09/25/2035	1,192	1,152
2.424% due 08/25/2034	2,081	2,081
2.430% due 01/25/2036	9,014	8,048
2.440% due 03/25/2035	4,086	4,071
3.745% due 01/25/2037 ^	12,331	11,287
3.829% due 08/25/2035	100	95
4.214% due 03/25/2037 ^	30,369	27,907
4.362% due 02/25/2037 ^	7,722	7,222
4.388% due 01/25/2036 ^	868	798
4.436% due 08/25/2036 ^	40,497	36,826
4.466% due 04/25/2037	46,169	42,843
4.473% due 05/25/2037	3,624	3,421
4.525% due 07/25/2037 ^	6,591	6,152
Washington Mutual Mortgage Pass-Through Certificates Trust
0.377% due 07/25/2046	603	490
0.417% due 12/25/2036	12,227	9,741
0.447% due 12/25/2035	760	636
0.587% due 07/25/2035	2,898	2,332
0.787% due 03/25/2036 ^	3,754	2,773
0.858% due 04/25/2047	10,484	8,288
0.878% due 12/25/2046	13,505	9,158
0.928% due 04/25/2047	14,768	11,741
1.008% due 10/25/2046 ^	32,233	23,202
1.098% due 04/25/2046	2,717	2,144
1.600% due 06/25/2033	134	131
1.637% due 09/25/2035 ^	3,429	2,874
5.000% due 03/25/2018	2	2
5.500% due 06/25/2035	5,721	5,495
5.500% due 11/25/2035 ^	1,250	1,108
5.750% due 11/25/2035 ^	1,639	1,491
5.750% due 01/25/2036 ^	7,406	6,556
6.000% due 04/25/2036 ^	6,937	5,998
6.221% due 07/25/2036 ^	17,517	9,656
6.449% due 07/25/2036 ^	3,015	1,661
6.500% due 03/25/2036	24,871	19,704
6.500% due 05/25/2036 ^	10,612	7,956
6.500% due 08/25/2036 ^	55,969	41,941
7.500% due 04/25/2033	39	42

Wells Fargo Commercial Mortgage Trust
1.575% due 11/15/2043 (a)		97,818	5,303
Wells Fargo Mortgage Loan Trust
0.332% due 09/27/2047		44,897	33,898
2.689% due 12/27/2046		28,948	14,670
Wells Fargo Mortgage-Backed Securities Trust
0.487% due 04/25/2037 ^		1,087	922
2.498% due 09/25/2036 ^		4,775	4,477
2.581% due 03/25/2036 ^		1,789	1,742
2.595% due 10/25/2034		160	160
2.611% due 11/25/2034		687	687
2.612% due 07/25/2034		174	176
2.613% due 10/25/2036 ^		3,859	3,685
2.617% due 09/25/2034		135	137
2.617% due 02/25/2035		869	876
2.617% due 03/25/2035		42,788	43,082
2.623% due 06/25/2035		317	320
2.626% due 09/25/2034		212	213
2.632% due 04/25/2035		1,448	1,471
2.640% due 03/25/2035		100	99
2.641% due 04/25/2036 ^		4,190	4,114
2.642% due 03/25/2035		222	223
2.650% due 05/25/2035		714	714
2.660% due 03/25/2036		245	245
2.661% due 03/25/2036 ^		4,854	4,667
2.661% due 08/25/2036		3,219	3,075
2.665% due 07/25/2034		466	478
2.667% due 08/25/2033		151	154
2.681% due 10/25/2035		1,018	1,024
2.683% due 07/25/2036 ^		65,388	64,487
2.688% due 10/25/2034		21	21
2.695% due 12/25/2034		117	118
2.697% due 06/25/2035		456	467
2.717% due 09/25/2034		389	399
2.732% due 05/25/2036 ^		8,920	8,534
2.740% due 06/25/2034		574	579
2.740% due 06/26/2035		2,911	2,889
5.500% due 08/25/2035		50	51
5.500% due 03/25/2036		1,206	1,237
5.500% due 04/25/2036		352	344
5.500% due 09/25/2037		834	855
5.676% due 04/25/2036		1,737	1,726
5.750% due 03/25/2037 ^		3,421	3,348
5.803% due 04/25/2037 ^		892	874
6.000% due 06/25/2036		1,299	1,262
6.000% due 06/25/2036 ^		1,045	1,031
6.000% due 07/25/2036 ^		311	314
6.000% due 08/25/2036 ^		2,430	2,397
6.000% due 09/25/2036 ^		210	201
6.000% due 11/25/2036 ^		737	714
6.000% due 06/25/2037 ^		5,358	5,384
6.000% due 07/25/2037 ^		1,645	1,645
6.000% due 08/25/2037 ^		486	481
6.000% due 11/25/2037		323	321
18.873% due 03/25/2036		323	442
Wells Fargo Re-REMIC Trust
5.720% due 05/16/2017		8,501	9,034
Wells Fargo-RBS Commercial Mortgage Trust
0.597% due 03/15/2047 (a)		83,202	3,131
2.576% due 04/15/2045 (a)		96,132	9,413
Windermere CMBS Ltd.
0.451% due 04/22/2018	EUR	13,439	14,571

Total Mortgage-Backed Securities (Cost $9,978,810)			10,656,161

ASSET-BACKED SECURITIES 18.3%
Aames Mortgage Investment Trust
1.385% due 06/25/2035		$10,800	9,321
1.910% due 01/25/2035 ^		783	775
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		23,449	23,500
Accredited Mortgage Loan Trust
0.365% due 04/25/2036		566	563
0.660% due 09/25/2035		7,220	5,757
0.787% due 04/25/2034		1,369	1,245
0.787% due 07/25/2034		12,358	11,210
0.890% due 04/25/2035		2,495	2,296
5.210% due 01/25/2034		3,712	3,624
ACE Securities Corp Home Equity Loan Trust
0.247% due 10/25/2036		380	213
0.277% due 07/25/2036 ^		1,973	741
0.305% due 12/25/2036		14,530	7,775
0.337% due 04/25/2036		32,917	29,549
0.337% due 07/25/2036		37,068	15,770
0.342% due 08/25/2036		4,704	3,944
0.427% due 07/25/2036		13,620	5,920

0.487% due 12/25/2045		748	747
0.757% due 07/25/2035		5,000	4,564
0.837% due 07/25/2035		18,000	15,185
0.845% due 11/25/2035		3,371	3,305
0.857% due 07/25/2035		17,500	13,647
0.887% due 08/25/2045		8,083	7,861
0.987% due 02/25/2034		494	475
1.087% due 09/25/2033		285	270
1.162% due 06/25/2034		16,147	15,602
1.237% due 12/25/2033		2,593	2,468
1.267% due 02/25/2035		1,320	1,296
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.787% due 06/25/2034		42	41
1.237% due 01/25/2034		588	562
AFC Home Equity Loan Trust
0.787% due 09/27/2027		187	174
0.837% due 09/22/2028		505	461
1.067% due 02/25/2029		608	526
Alba SPV SRL
1.502% due 04/20/2040	EUR	14,841	16,588
ALESCO Preferred Funding Ltd.
0.595% due 07/15/2037		$28,788	21,591
0.601% due 09/23/2037		21,591	15,977
ALM Ltd.
1.507% due 02/13/2023		25,000	25,006
AMAC CDO Funding
0.462% due 11/23/2050		2,770	2,714
0.487% due 11/23/2050		27,881	26,835
Ameriquest Mortgage Securities Trust
0.427% due 10/25/2036		6,043	2,672
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.617% due 01/25/2036		15,183	13,175
0.637% due 01/25/2036		6,211	5,712
0.767% due 01/25/2036		9,093	6,487
0.787% due 08/25/2035		10,554	10,467
0.837% due 08/25/2035		12,300	10,839
0.885% due 11/25/2033		214	192
0.907% due 03/25/2035		4,000	3,921
0.982% due 03/25/2035		9,000	7,902
1.102% due 01/25/2035		1,189	952
1.175% due 11/25/2034		24,699	23,164
1.205% due 08/25/2034		10,756	9,344
1.207% due 10/25/2034		3,800	3,405
1.220% due 12/25/2033		852	813
1.912% due 05/25/2034		11,176	8,344
3.712% due 11/25/2032 ^		31	1
3.790% due 07/25/2033		3,377	3,023
5.140% due 10/25/2033		106	108
5.477% due 12/25/2033		24	24
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		1,027	957
Aquilae CLO PLC
0.401% due 01/17/2023	EUR	1,534	1,705
Ares CLO Ltd.
0.912% due 11/25/2020		$6,178	6,119
Argent Securities Trust
0.277% due 07/25/2036		6,894	3,156
0.337% due 07/25/2036		30,951	14,332
0.367% due 04/25/2036		7,314	2,892
0.427% due 06/25/2036		7,421	2,773
0.457% due 05/25/2036		16,595	6,284
0.467% due 04/25/2036		9,131	3,680
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.417% due 01/25/2036		2,336	1,806
0.677% due 10/25/2035		8,000	6,571
1.220% due 01/25/2034		4,054	3,922
Asset-Backed Funding Certificates Trust
0.297% due 01/25/2037		11,074	6,869
0.347% due 11/25/2036		16,890	9,370
0.347% due 01/25/2037		50,093	31,299
0.407% due 01/25/2037		53,263	33,572
0.862% due 06/25/2035		18,205	17,437
1.187% due 06/25/2037		5,553	4,154
1.312% due 12/25/2032		2,129	2,033
Asset-Backed Securities Corp. Home Equity Loan Trust
0.325% due 07/25/2036		670	606
1.087% due 06/25/2035		14,798	12,767
1.132% due 05/25/2035		3,500	3,318
1.161% due 12/15/2033		7,776	7,505
1.385% due 06/25/2034		3,430	2,894
1.836% due 03/15/2032		526	505
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		1,609	1,624
7.150% due 03/15/2028		5,519	6,609
Atlante Finance SRL
1.599% due 07/28/2047	EUR	3,500	3,649

Avoca CLO PLC
0.348% due 09/15/2021		481	536
Babson CLO Ltd.
1.674% due 05/15/2023		$60,000	60,010
2.273% due 09/28/2021		2,500	2,502
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	5,846
Bayview Financial Acquisition Trust
0.536% due 05/28/2037		11,106	8,665
5.660% due 12/28/2036		306	306
Bayview Financial Asset Trust
0.637% due 03/25/2037		11,885	10,367
0.987% due 03/25/2037		6,176	5,248
0.987% due 12/25/2039		856	822
1.087% due 03/25/2037		6,461	5,377
1.337% due 03/25/2037		3,511	2,738
1.687% due 03/25/2037		3,251	2,275
Bayview Financial Mortgage Pass-Through Trust
0.456% due 04/28/2036		142	140
Bayview Financial Revolving Asset Trust
1.116% due 12/28/2040		7,186	5,591
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		11,135	11,013
0.317% due 10/25/2036		41	41
0.327% due 10/25/2036		8,432	7,897
0.337% due 06/25/2036		26,995	24,880
0.355% due 12/25/2036 ^		14,067	10,744
0.357% due 05/25/2036 ^		7,134	6,403
0.357% due 10/25/2036		8,912	7,933
0.367% due 06/25/2047		19,842	19,273
0.427% due 06/25/2047		7,000	5,950
0.465% due 04/25/2036		13,230	12,446
0.487% due 02/25/2037		35,718	23,968
0.507% due 08/25/2036		7,061	7,016
0.537% due 05/25/2037 ^		14,281	9,090
0.567% due 01/25/2037		1,942	1,502
0.587% due 08/25/2036		6,607	6,433
0.587% due 09/25/2046		8,892	7,657
0.605% due 12/25/2035		7,324	6,234
0.615% due 12/25/2035		6,836	6,056
0.634% due 09/25/2034		227	211
0.635% due 11/25/2035 ^		8,469	7,412
0.637% due 08/25/2036		7,908	6,736
0.677% due 07/25/2035		142	140
0.677% due 06/25/2036		2,628	2,584
0.835% due 08/25/2035		9,239	8,768
0.847% due 10/25/2032		37	35
0.855% due 06/25/2035		10,136	9,010
0.907% due 07/25/2035		14,372	14,071
0.987% due 10/27/2032		90	86
0.987% due 12/25/2042		830	832
1.085% due 01/25/2036		4,485	3,735
1.160% due 02/25/2034		1,013	934
1.187% due 10/25/2037		39,688	34,753
1.187% due 11/25/2042		1,833	1,750
1.192% due 06/25/2035		7,246	6,703
1.205% due 10/25/2035		19,801	17,000
1.208% due 07/25/2036		1,421	1,216
1.287% due 10/25/2033		271	253
2.060% due 08/25/2034		1,642	1,524
2.974% due 10/25/2036		232	198
5.500% due 08/25/2035		10,955	10,238
5.500% due 10/25/2035		14,456	14,607
5.500% due 08/25/2036		4,378	4,387
5.750% due 10/25/2033		610	640
6.000% due 06/25/2034		755	777
6.000% due 08/25/2036		7,657	6,009
6.500% due 08/25/2036 ^		4,829	3,260
BlackRock Senior Income
0.515% due 04/20/2019		3,813	3,788
BNC Mortgage Loan Trust
0.287% due 03/25/2037		5,371	5,126
0.287% due 05/25/2037		3,020	2,911
Bombardier Capital Mortgage Securitization Corp.
5.980% due 03/15/2029		2,241	2,469
6.530% due 10/15/2028		2,586	2,705
6.805% due 12/15/2030		2,471	2,635
6.975% due 12/15/2029		9,241	4,947
7.180% due 12/15/2029		20,300	11,153
7.575% due 06/15/2030		16,419	9,035
Buckingham CDO Ltd.
0.435% due 04/05/2041		749,670	157,206
0.435% due 09/05/2051		1,049,765	136,155
Cadogan Square CLO BV
0.450% due 08/12/2022	EUR	3,160	3,509

Callidus Debt Partners CLO Fund Ltd.
0.516% due 11/20/2020		$3,503	3,493
0.646% due 11/20/2020		8,000	7,871
Carrington Mortgage Loan Trust
0.337% due 07/25/2036		104,158	80,792
0.407% due 01/25/2037		17,797	11,055
0.437% due 10/25/2036		11,857	7,297
0.507% due 10/25/2035		3	3
0.607% due 02/25/2037		8,317	5,394
CDC Mortgage Capital Trust
1.100% due 11/25/2034		195	189
Celf Loan Partners PLC
0.271% due 11/01/2023	EUR	5,737	6,340
Centex Home Equity Loan Trust
0.807% due 09/25/2034		$1,217	1,106
5.210% due 11/25/2028		757	761
Chase Funding Trust
0.687% due 05/25/2032		116	110
0.787% due 07/25/2033		12	11
CHEC Loan Trust
0.827% due 06/25/2034		581	528
CIFC Funding Ltd.
0.539% due 05/10/2021		1,810	1,805
0.543% due 03/01/2021		563	560
1.634% due 12/05/2024		60,000	60,006
CIT Group Home Equity Loan Trust
1.160% due 12/25/2031		346	327
CIT Mortgage Loan Trust
1.437% due 10/25/2037		7	7
1.637% due 10/25/2037		1,380	1,327
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		2,465	1,844
0.287% due 12/25/2036		7,347	4,559
0.327% due 12/25/2036		2,666	2,421
0.347% due 09/25/2036		11,602	7,947
0.347% due 12/25/2036		14,906	9,315
0.357% due 03/25/2036		677	655
0.367% due 01/25/2037		20,772	14,513
0.367% due 03/25/2037		1,225	1,203
0.385% due 11/25/2045		885	862
0.427% due 10/25/2036		27,030	26,236
0.597% due 10/25/2035		19,526	17,968
0.647% due 09/25/2035		5,177	5,168
0.667% due 09/25/2035 ^		12,600	11,965
1.237% due 02/25/2035		1,532	1,199
1.387% due 09/25/2033		1,143	1,079
5.249% due 08/25/2035		225	219
COA Summit CLO Ltd.
1.625% due 04/20/2023		101,300	101,254
COBALT Commercial Mortgage Trust
0.518% due 04/26/2050		51,776	50,845
0.556% due 04/26/2050		19,120	18,584
0.607% due 04/26/2050		6,818	6,257
0.837% due 11/28/2022		4,048	3,918
Conseco Finance Securitizations Corp.
2.237% due 12/01/2033		22,551	21,733
6.030% due 03/01/2033		4,816	4,892
6.910% due 05/01/2033		52,388	58,323
7.360% due 08/01/2032		8,497	9,357
7.424% due 03/01/2033		18,000	19,990
7.490% due 07/01/2031		51,306	57,277
7.770% due 09/01/2031		21,582	23,978
7.954% due 12/01/2033		7,364	8,196
7.960% due 05/01/2031		25,909	20,078
7.970% due 05/01/2032		5,791	3,743
8.060% due 05/01/2031		7,861	5,224
8.200% due 05/01/2031		37,245	29,554
8.260% due 12/01/2030		90,311	68,276
8.310% due 05/01/2032		33,989	22,761
8.850% due 12/01/2030		1,956	1,336
Conseco Financial Corp.
6.040% due 11/01/2029		1	1
6.440% due 12/01/2030		19,583	20,825
6.660% due 06/01/2030		5,517	5,885
6.760% due 03/01/2030		3,704	3,986
6.810% due 12/01/2028		1,397	1,463
6.870% due 01/15/2029		145	149
7.220% due 03/15/2028		9,611	10,365
7.240% due 11/15/2028		14,759	15,835
7.410% due 05/01/2031		897	783
7.550% due 01/15/2029		1,524	1,583
7.860% due 03/01/2030		19,238	17,167
Coronado CDO Ltd.
0.799% due 09/04/2038		43,242	41,598
Countrywide Asset-Backed Certificates
0.307% due 06/25/2047		852	852

0.327% due 05/25/2037	195,342	165,731
0.327% due 07/25/2037	103,300	84,888
0.327% due 08/25/2037	29,000	26,181
0.335% due 01/25/2037	13,065	12,470
0.337% due 05/25/2037	34,747	31,045
0.337% due 06/25/2047	25,445	22,165
0.357% due 05/25/2037	8,340	7,521
0.357% due 06/25/2047	7,270	6,888
0.357% due 09/25/2047	14,586	14,400
0.367% due 07/25/2036	8,533	8,397
0.367% due 09/25/2036	1,785	1,763
0.367% due 11/25/2047 ^	69,848	55,404
0.375% due 05/25/2035	3,671	3,610
0.377% due 06/25/2036	724	712
0.377% due 06/25/2047	44,583	40,954
0.407% due 09/25/2037	18,468	14,521
0.407% due 06/25/2047	33,216	18,789
0.407% due 09/25/2047	37,452	28,811
0.417% due 05/25/2037	13,000	8,222
0.417% due 07/25/2037	5,000	2,798
0.427% due 06/25/2037	13,030	11,965
0.435% due 04/25/2036	125	125
0.437% due 03/25/2036 ^	24,009	22,317
0.485% due 07/25/2036	2,000	1,820
0.507% due 10/25/2036	5,688	4,602
0.517% due 07/25/2036	2,513	2,090
0.527% due 12/25/2036 ^	25,519	17,862
0.537% due 03/25/2036 ^	4,790	4,470
0.537% due 05/25/2046	4,235	4,098
0.572% due 11/25/2035	4,325	4,168
0.637% due 03/25/2047 ^	13,810	9,875
0.647% due 11/25/2035	1,180	1,169
0.647% due 01/25/2036	12,500	12,356
0.687% due 01/25/2036	8,000	6,750
0.707% due 01/25/2036	23,050	20,854
0.887% due 12/25/2033	2,317	2,219
0.937% due 05/25/2034	2,849	2,725
0.987% due 10/25/2035	18,495	12,718
1.045% due 05/25/2033	251	224
1.187% due 08/25/2047	3,502	3,246
1.237% due 07/25/2033	1,825	1,739
1.237% due 11/25/2034	18,639	17,792
1.252% due 08/25/2035	5,000	4,490
4.545% due 04/25/2036	395	402
4.758% due 02/25/2036	1,341	1,364
5.034% due 07/25/2036	2,733	2,708
5.148% due 10/25/2046 ^	9,580	8,786
5.834% due 07/25/2034	1,792	3,195
Countrywide Asset-Backed Certificates Trust
0.337% due 02/25/2037	24,438	23,506
0.337% due 04/25/2046	27,089	26,241
0.337% due 03/25/2047	18,076	16,271
0.345% due 09/25/2046	20,511	18,454
0.347% due 03/25/2037	15,390	14,232
0.787% due 08/25/2035	5,288	5,240
0.967% due 11/25/2034	1,145	1,110
0.987% due 08/25/2047	31,000	26,793
1.035% due 04/25/2035	5,000	4,563
1.042% due 08/25/2034	26,841	25,568
1.087% due 11/25/2034	1,041	1,010
4.693% due 10/25/2035	1,362	1,396
4.778% due 02/25/2036	24,755	25,501
4.911% due 02/25/2036	6,927	6,854
5.033% due 10/25/2046 ^	126	125
Countrywide Home Equity Loan Trust
0.416% due 02/15/2036	7,929	6,916
Credit Suisse First Boston Mortgage Securities Corp.
2.535% due 08/25/2032	367	340
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036	111	63
0.255% due 01/25/2037 ^	720	329
0.305% due 07/25/2037	11,009	7,348
0.325% due 10/25/2036	28,831	19,651
0.407% due 07/25/2037	10,177	6,875
0.415% due 11/25/2036	5,675	3,303
0.435% due 07/25/2036	12,000	8,619
0.527% due 07/25/2037	10,774	7,384
0.905% due 01/25/2035	12,271	11,147
1.205% due 11/25/2033	1,216	1,163
3.996% due 07/25/2035 ^	1,251	1,254
4.033% due 01/25/2037 ^	305	164
5.683% due 10/25/2036	1,163	1,173
6.280% due 05/25/2035	4,785	4,944
Crest Ltd.
7.100% due 05/27/2036	668	685

Denali Capital CLO Ltd.
0.966% due 04/21/2020		843	845
Doral CLO Ltd.
1.531% due 05/26/2023		100,000	100,016
1.636% due 12/19/2022		165,000	165,165
Duke Funding High Grade Ltd.
0.327% due 08/02/2049		847,119	128,847
0.417% due 08/02/2049		311,394	45,152
Educational Funding Co. LLC
0.256% due 10/25/2029		2,085	1,936
EMC Mortgage Loan Trust
0.655% due 04/25/2042		2,064	1,897
0.737% due 03/25/2031		1,785	1,767
0.737% due 08/25/2040		730	713
0.737% due 11/25/2041		53	50
0.927% due 05/25/2040		107	97
Encore Credit Receivables Trust
0.877% due 07/25/2035		10,428	9,266
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		767	767
FAB U.S. Ltd.
1.215% due 12/06/2045	GBP	18,047	26,400
Faxtor ABS BV
0.265% due 11/02/2070	EUR	3,945	4,246
FBR Securitization Trust
0.875% due 11/25/2035		$10,000	8,547
Fieldstone Mortgage Investment Trust
0.377% due 05/25/2036		2,672	1,777
Finance America Mortgage Loan Trust
1.132% due 11/25/2034		383	338
1.237% due 09/25/2033		325	302
First Franklin Mortgage Loan Asset-Backed Certificates
1.012% due 05/25/2034		7,040	6,517
1.897% due 05/25/2034		588	494
First Franklin Mortgage Loan Trust
0.327% due 12/25/2036		5,735	3,620
0.337% due 07/25/2036		10,466	10,013
0.337% due 12/25/2036		21,850	16,113
0.347% due 12/25/2037		40,157	27,302
0.375% due 03/25/2036		2,154	2,085
0.405% due 01/25/2038		593	393
0.447% due 11/25/2036		3,760	3,718
0.547% due 11/25/2035		3,300	2,178
0.627% due 05/25/2036		2,000	1,823
0.657% due 07/25/2035		14,436	13,925
0.677% due 09/25/2035		34,373	33,615
0.922% due 12/25/2034		8,464	8,130
1.057% due 09/25/2034		11,389	10,206
First NLC Trust
0.892% due 12/25/2035		5,274	5,024
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		100,000	99,880
Four Corners CLO Ltd.
0.526% due 07/22/2020		1,412	1,407
Fraser Sullivan CLO Ltd.
1.575% due 04/20/2023		100,000	100,000
Fremont Home Loan Trust
0.287% due 08/25/2036		6,792	2,789
0.317% due 11/25/2036		32,694	16,021
0.347% due 08/25/2036		45,034	18,787
0.357% due 02/25/2036		26,131	22,384
0.357% due 02/25/2037		16,925	9,676
0.407% due 01/25/2037		37,415	19,680
0.427% due 08/25/2036		3,958	1,669
0.437% due 05/25/2036		7,147	4,264
0.457% due 04/25/2036		22,370	13,498
1.012% due 01/25/2034		3,313	3,037
1.237% due 11/25/2034		6,400	5,683
Gallatin CLO Ltd.
1.545% due 07/15/2023		8,000	7,995
GCO Education Loan Funding Trust
0.402% due 08/25/2028		17,000	16,726
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036		6	3
Goldman Sachs Asset Management CLO PLC
0.498% due 08/01/2022		9,419	9,398
Gramercy Real Estate CDO Ltd.
0.577% due 07/25/2041		925	919
0.667% due 07/25/2035		318	318
Green Tree Servicing LLC
8.970% due 04/25/2038		7,035	7,372
Greenpoint Manufactured Housing
0.174% due 11/17/2031		20,725	19,611
0.174% due 11/22/2031		24,725	24,235
3.272% due 10/14/2031		28,568	29,652
3.682% due 06/08/2031		22,108	22,254

8.300% due 10/15/2026		6,500	6,918
GSAA Home Equity Trust
0.357% due 10/25/2036		57,287	30,056
0.457% due 10/25/2035		5,434	5,157
0.557% due 10/25/2035		43,380	39,651
5.344% due 09/25/2035		490	446
6.000% due 11/25/2037 ^		1,150	1,019
GSAA Trust
0.257% due 03/25/2036		45	27
0.307% due 06/25/2036		85,340	43,631
0.367% due 03/25/2036		42,876	25,828
0.407% due 05/25/2047		5,268	3,804
0.427% due 06/25/2036		6,323	3,679
0.557% due 06/25/2035		770	742
GSAMP Trust
0.257% due 12/25/2036		1,000	557
0.267% due 11/25/2036		768	454
0.277% due 01/25/2037		3,931	2,370
0.327% due 06/25/2036		33,894	29,014
0.327% due 08/25/2036		51,140	42,287
0.327% due 11/25/2036		24,203	14,507
0.337% due 08/25/2036		16,611	12,859
0.337% due 05/25/2046		47,894	41,990
0.367% due 11/25/2035		288	46
0.427% due 12/25/2035		20,876	18,688
0.427% due 06/25/2036		6,720	4,283
0.485% due 10/25/2036 ^		1,811	216
0.617% due 11/25/2035		15,304	13,320
0.677% due 07/25/2045		5,500	5,244
0.707% due 07/25/2045		19,366	15,886
1.337% due 12/25/2034		21,258	16,005
1.387% due 10/25/2034		1,659	1,573
GSRPM Mortgage Loan Trust
0.485% due 09/25/2036		3,294	3,154
0.487% due 03/25/2035		1,487	1,465
Halcyon Loan Investors CLO, Inc.
0.616% due 11/20/2020		6,000	5,928
Home Equity Asset Trust
0.370% due 07/25/2037		19,240	18,299
0.887% due 12/25/2033		97	92
0.945% due 11/25/2032		128	116
1.087% due 11/25/2034		1,327	1,260
1.385% due 06/25/2032		4,084	3,862
House of Europe Funding PLC
0.181% due 12/15/2090	EUR	109,660	117,672
HSI Asset Loan Obligation Trust
5.228% due 12/25/2036		$13,140	7,510
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036		385	218
0.347% due 03/25/2036		10,060	9,328
0.347% due 10/25/2036		13,881	7,977
0.517% due 02/25/2036		16,000	12,247
0.557% due 01/25/2036		9,000	8,348
IMC Home Equity Loan Trust
7.520% due 08/20/2028		75	75
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.297% due 11/25/2036		1,108	1,087
0.387% due 07/25/2037		24,452	15,505
0.507% due 04/25/2047		22,801	17,332
0.637% due 08/25/2035		3,838	3,811
Ivory CDO Ltd.
0.198% due 10/31/2099	EUR	22,878	24,378
IXIS Real Estate Capital Trust
0.387% due 03/25/2036 ^		$17,881	11,050
0.817% due 02/25/2035		3,242	2,895
JPMorgan Mortgage Acquisition Corp.
0.367% due 02/25/2036		8,844	8,511
0.455% due 03/25/2036		10,500	7,178
0.477% due 05/25/2035		15,998	14,672
0.627% due 09/25/2035		14,917	13,800
0.657% due 09/25/2035		10,682	8,116
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047		235	232
0.285% due 03/25/2047		213	134
0.295% due 08/25/2036		6,410	3,622
0.325% due 10/25/2036		12,705	11,887
0.337% due 05/25/2036		2,116	2,100
0.345% due 05/25/2036		5,142	4,988
0.347% due 01/25/2037		16,238	15,868
0.347% due 05/25/2037		18,900	17,341
0.355% due 04/25/2036		13,216	12,411
0.397% due 03/25/2037		32,847	30,001
0.415% due 07/25/2036		10,000	9,614
0.505% due 04/25/2036		3,803	2,615
4.633% due 01/25/2037 ^		27	21
5.830% due 07/25/2036 ^		8,706	5,331

6.410% due 07/25/2036 ^		12,414	7,596
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		1,024	1,077
Lehman XS Trust
0.335% due 04/25/2037 ^		2,316	1,727
0.357% due 02/25/2037 ^		41,628	23,386
Locat Securitisation Vehicle SRL
0.146% due 12/12/2028	EUR	78	87
Long Beach Mortgage Loan Trust
0.387% due 01/25/2036		$32,221	31,572
0.407% due 02/25/2036		56,511	44,801
0.447% due 05/25/2036		863	427
0.517% due 01/25/2046		257	229
0.567% due 08/25/2045		8,676	8,091
0.617% due 11/25/2035		18,800	16,230
0.980% due 06/25/2034		8,570	8,318
1.042% due 07/25/2034		5,505	5,336
1.312% due 05/25/2032		94	91
1.312% due 07/25/2033		6,757	6,355
3.187% due 11/25/2032		43	37
Madison Avenue Manufactured Housing Contract Trust
2.437% due 03/25/2032		784	786
3.437% due 03/25/2032		6,000	5,592
Marathon Real Estate CDO Ltd.
0.517% due 05/25/2046		40,430	39,420
MASTR Asset-Backed Securities Trust
0.237% due 11/25/2036		10	5
0.237% due 01/25/2037		106	48
0.337% due 08/25/2036		4,752	2,594
0.377% due 01/25/2036		1,543	1,527
0.397% due 11/25/2036		5,500	2,734
0.427% due 06/25/2036		7,271	4,206
0.427% due 08/25/2036		3,583	1,989
0.487% due 01/25/2036		5,288	5,104
0.487% due 05/25/2037		18,560	16,720
0.687% due 10/25/2035 ^		23,268	17,730
1.132% due 05/25/2035		4,000	3,833
4.837% due 05/25/2033		8,272	7,847
MASTR Specialized Loan Trust
0.447% due 02/25/2036		7,587	6,712
0.557% due 01/25/2037		18,055	11,762
Mercury CDO Ltd.
0.619% due 12/08/2040		68,495	62,912
Merit Securities Corp.
6.690% due 07/28/2033		1,681	1,718
Merrill Lynch First Franklin Mortgage Loan Trust
0.357% due 04/25/2037		5,173	3,014
0.427% due 05/25/2037		37,992	23,096
0.437% due 04/25/2037		41,527	24,513
0.507% due 05/25/2037		56,528	34,830
Merrill Lynch Mortgage Investors Trust
0.337% due 11/25/2037		32,905	16,431
0.345% due 04/25/2037		17,555	9,256
0.367% due 03/25/2037		4,947	4,248
0.465% due 01/25/2047		4,974	4,729
0.497% due 12/25/2036		5,700	5,303
0.637% due 02/25/2047		48,289	34,954
0.647% due 08/25/2036		15,600	13,315
0.687% due 06/25/2036		13,284	12,699
MESA Trust
3.412% due 11/25/2031 ^		1,178	884
Mid-State Capital Corp. Trust
3.500% due 12/15/2045		11,496	11,858
6.005% due 08/15/2037		3,483	3,667
Mid-State Trust
4.864% due 07/15/2038		1,204	1,285
Morgan Stanley ABS Capital, Inc. Trust
0.317% due 01/25/2037		9,963	5,910
0.327% due 08/25/2036		43,047	26,852
0.327% due 10/25/2036		10,738	6,395
0.327% due 11/25/2036		4,494	2,894
0.327% due 05/25/2037		703	494
0.337% due 09/25/2036		11,929	6,857
0.337% due 10/25/2036		25,175	17,476
0.337% due 12/25/2036		1,674	999
0.347% due 09/25/2036		39,570	23,556
0.367% due 02/25/2037		34,530	17,185
0.367% due 03/25/2037		41,185	23,324
0.387% due 02/25/2037		2,775	1,708
0.407% due 10/25/2036		2,148	1,294
0.407% due 11/25/2036		6,741	4,387
0.417% due 09/25/2036		2,468	1,487
0.417% due 10/25/2036		14,380	10,087
0.417% due 11/25/2036		5,322	3,242
0.417% due 02/25/2037		21,458	10,759
0.437% due 08/25/2036		14,060	8,779

0.437% due 03/25/2037	66,744	38,168
0.437% due 05/25/2037	32,783	23,409
0.447% due 05/25/2037	16,936	12,488
0.497% due 12/25/2035	20,410	18,397
0.597% due 11/25/2035	22,000	19,584
0.647% due 06/25/2034	808	811
0.987% due 07/25/2037	1,606	1,570
0.997% due 04/25/2034	3,386	3,198
1.087% due 05/25/2034	9,204	8,806
1.117% due 07/25/2035	7,500	6,379
1.177% due 06/25/2035	11,200	10,105
1.207% due 10/25/2033	3,370	3,169
1.207% due 11/25/2034	182	166
1.247% due 09/25/2034	323	306
1.267% due 03/25/2033	65	63
1.387% due 06/25/2033	2,455	2,401
1.437% due 07/25/2037	14,010	9,847
Morgan Stanley Capital, Inc. Trust
0.367% due 01/25/2036	203	203
Morgan Stanley Dean Witter Capital, Inc. Trust
1.537% due 02/25/2033	1,463	1,401
1.762% due 11/25/2032	3,668	3,527
Morgan Stanley Home Equity Loan Trust
0.287% due 04/25/2037	6,995	4,182
0.357% due 04/25/2037	11,317	6,833
0.517% due 12/25/2035	340	325
0.537% due 04/25/2037	19,108	11,828
1.177% due 05/25/2035	11,698	9,457
Morgan Stanley IXIS Real Estate Capital Trust
0.257% due 11/25/2036	15,182	8,120
0.297% due 11/25/2036	11,883	6,391
0.407% due 11/25/2036	18,247	9,967
Morgan Stanley Mortgage Loan Trust
0.417% due 02/25/2037	710	420
5.622% due 01/25/2047	802	778
5.750% due 04/25/2037 ^	621	481
5.754% due 01/25/2047	14,357	11,634
5.965% due 09/25/2046 ^	7,179	5,057
6.000% due 07/25/2047 ^	770	694
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019	988	981
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019	287	287
N-Star Real Estate CDO Ltd.
0.666% due 06/16/2041	8,144	7,637
National Collegiate Student Loan Trust
0.317% due 11/27/2028	7,522	7,445
0.327% due 12/27/2027	1,452	1,435
Nationstar Home Equity Loan Trust
0.317% due 06/25/2037	323	313
0.357% due 09/25/2036	61	61
0.417% due 03/25/2037	766	629
0.437% due 06/25/2037	340	250
NCT Funding Ltd.
0.437% due 04/25/2040	3,386	3,244
New Century Home Equity Loan Trust
0.367% due 05/25/2036	1,046	782
0.697% due 07/25/2035	836	748
0.927% due 08/25/2034	181	172
Newcastle CDO Ltd.
0.622% due 12/24/2039	3,372	3,296
Newcastle Investment Trust
8.114% due 05/01/2033	176,291	187,485
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.397% due 11/25/2035	19,816	18,217
NovaStar Mortgage Funding Trust
0.337% due 06/25/2036	2,980	2,228
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032	4,969	4,979
5.410% due 11/15/2032	6,527	6,554
6.340% due 04/15/2029	550	558
7.945% due 03/15/2022	3,678	2,785
Octagon Investment Partners Ltd.
0.542% due 08/25/2021	7,404	7,263
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.437% due 12/25/2035	242	242
Option One Mortgage Loan Trust
0.327% due 01/25/2037	13,338	8,229
0.327% due 02/25/2037	2,040	1,216
0.367% due 07/25/2037	8,782	5,478
1.087% due 01/25/2034	3,739	3,506
Option One Mortgage Loan Trust Asset-Backed Certificates
0.647% due 11/25/2035	15,000	11,168
1.042% due 10/25/2032	4,704	4,491
1.087% due 07/25/2032	1,434	1,340

Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		3,137	3,312
7.650% due 03/15/2032		6,135	6,428
Ownit Mortgage Loan Trust
0.787% due 10/25/2036 ^		5,416	4,256
3.333% due 12/25/2036		11,944	7,464
Pangaea ABS SPV
0.245% due 12/28/2096	EUR	13,461	14,332
Park Place Securities, Inc.
0.637% due 09/25/2035		$189	188
0.667% due 05/25/2035		11,774	9,617
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.657% due 09/25/2035		23,085	21,564
0.687% due 07/25/2035		6,275	6,221
0.967% due 01/25/2036		2,096	2,089
1.132% due 02/25/2035		2,031	2,031
1.267% due 03/25/2035		4,500	4,126
People’s Choice Home Loan Securities Trust
0.905% due 05/25/2035 ^		9,280	8,604
People’s Financial Realty Mortgage Securities Trust
0.327% due 09/25/2036		19,777	8,277
Popular ABS Mortgage Pass-Through Trust
0.465% due 07/25/2035		1,354	1,303
0.847% due 08/25/2035		4,326	4,144
4.313% due 01/25/2036 ^		150	143
4.808% due 04/25/2035		129	128
Primus CLO Ltd.
0.508% due 07/15/2021		7,910	7,808
Putnam Structured Product Funding Ltd.
0.636% due 10/15/2038		23,892	23,080
RAAC Trust
0.377% due 09/25/2045		49	49
0.475% due 05/25/2046		13,556	12,406
0.535% due 11/25/2046		958	832
0.565% due 10/25/2046		17,142	15,236
0.587% due 09/25/2045		10,669	8,735
0.685% due 02/25/2037		5,000	4,005
0.887% due 02/25/2046		600	563
1.387% due 09/25/2047		4,067	4,003
1.687% due 09/25/2047		9,087	7,448
Race Point CLO Ltd.
1.586% due 12/15/2022		13,730	13,731
Renaissance Home Equity Loan Trust
1.065% due 08/25/2033		1,411	1,337
5.744% due 06/25/2037		91,853	49,140
7.750% due 09/25/2037		40,606	26,905
Residential Asset Mortgage Products Trust
0.357% due 07/25/2036		38,161	37,198
0.367% due 11/25/2036		14,838	13,033
0.377% due 03/25/2036		9,206	8,965
0.387% due 05/25/2036 ^		197	194
0.405% due 12/25/2035		57,154	44,695
0.417% due 01/25/2036		3,713	3,654
0.535% due 12/25/2035		57,214	40,576
0.617% due 11/25/2035		12,673	11,300
0.717% due 06/25/2035		5,000	4,563
0.737% due 02/25/2035		5,645	5,115
0.767% due 10/25/2035		7,000	5,072
0.777% due 08/25/2035		13,673	12,494
0.935% due 04/25/2034		9,872	9,138
1.055% due 04/25/2034		10,530	10,114
1.057% due 02/25/2034		4,450	4,276
1.115% due 06/25/2034		4,284	4,086
1.162% due 09/25/2034		5,769	5,469
1.175% due 10/25/2033		6,541	5,957
1.760% due 04/25/2034 ^		2,940	1,517
1.837% due 11/25/2034		4,060	3,853
2.165% due 04/25/2034 ^		3,646	1,276
4.790% due 06/25/2033		17	17
4.828% due 12/25/2033		145	147
5.340% due 08/25/2033		454	457
5.800% due 10/25/2033		247	238
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		17,531	16,288
0.347% due 06/25/2036		23,026	22,185
0.347% due 07/25/2036		36,116	32,735
0.357% due 11/25/2036		34,461	30,437
0.367% due 04/25/2036		2,693	2,538
0.397% due 04/25/2037		48,963	41,181
0.427% due 10/25/2036		8,000	6,144
0.447% due 07/25/2036		2,200	1,729
0.457% due 04/25/2036		12,091	11,667
0.507% due 01/25/2036		3,825	3,787
0.527% due 04/25/2037		44,390	31,505
0.557% due 03/25/2036		20,029	17,745
0.567% due 02/25/2036		6,246	5,529

0.597% due 11/25/2035		29,590	24,687
0.647% due 01/25/2036		10,500	8,991
0.687% due 07/25/2032 ^		884	773
0.777% due 08/25/2035		7,500	6,492
0.777% due 09/25/2035		5,250	4,714
0.837% due 06/25/2035		4,241	3,844
0.935% due 04/25/2034		3,409	3,072
0.982% due 01/25/2035		6,515	6,162
1.012% due 02/25/2034		6,886	6,519
1.027% due 12/25/2034		10,458	10,058
1.087% due 04/25/2035		4,724	4,353
5.120% due 12/25/2033		3,261	3,021
6.084% due 06/25/2032 ^		2,615	2,702
6.349% due 03/25/2032		110	109
Residential Funding Home Equity Loan Trust
0.317% due 05/25/2036		1,539	1,382
Residential Funding Home Loan Trust
5.950% due 08/25/2034		2,307	2,398
RMF Euro CDO PLC
0.531% due 07/18/2023	EUR	3,100	3,392
Salomon Mortgage Loan Trust
1.085% due 11/25/2033		$1,529	1,517
Saturn CLO Ltd.
0.502% due 05/13/2022		10,369	10,317
Saxon Asset Securities Trust
0.687% due 03/25/2032		706	661
1.160% due 12/25/2033		5,889	5,585
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^		616	228
0.267% due 11/25/2036 ^		239	102
0.435% due 06/25/2036		12,045	8,867
0.437% due 05/25/2036		3,673	2,137
0.477% due 11/25/2035		10,282	9,535
0.862% due 01/25/2035		1,150	1,090
1.147% due 01/25/2036 ^		2,568	2,153
Skellig Rock BV
0.399% due 11/30/2022	EUR	6,200	6,838
SLM Private Credit Student Loan Trust
0.466% due 03/15/2024		$1,894	1,879
0.476% due 12/15/2023		14,122	13,977
0.526% due 12/16/2041		4,000	3,544
SLM Private Education Loan Trust
2.836% due 12/16/2019		1,611	1,624
3.436% due 05/16/2044		28,684	30,060
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	6,818	7,490
0.398% due 10/25/2039		10,000	10,128
Sorin Real Estate CDO Ltd.
0.549% due 10/28/2046		$8,335	8,316
0.576% due 06/07/2040		35,879	33,673
Soundview Home Loan Trust
0.297% due 02/25/2037		251	106
0.317% due 07/25/2037		89	72
0.337% due 07/25/2036		19,176	16,813
0.357% due 06/25/2036		23,249	21,599
0.357% due 11/25/2036		36,407	14,734
0.397% due 06/25/2037		13,124	8,125
0.417% due 06/25/2036		10,000	7,076
0.447% due 12/25/2035		1,460	1,439
0.537% due 12/25/2035		20,000	17,356
0.697% due 08/25/2035		26,000	23,135
1.012% due 06/25/2035		4,100	3,700
1.487% due 11/25/2033		1,012	1,005
Specialty Underwriting & Residential Finance Trust
0.435% due 06/25/2037		9,424	6,645
0.457% due 04/25/2037		5,095	2,943
0.487% due 12/25/2036		130	127
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	40,965
SpringCastle America Funding LLC
2.700% due 05/25/2023		41,749	42,021
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	36,413
Streeterville ABS CDO Ltd.
0.629% due 11/03/2040		171,114	146,388
Structured Asset Investment Loan Trust
0.317% due 07/25/2036		65,868	47,840
0.337% due 07/25/2036		14,601	11,890
0.887% due 04/25/2033		795	774
0.907% due 10/25/2035		63,800	49,745
0.922% due 03/25/2035		10,600	9,960
0.922% due 08/25/2035		7,100	6,861
0.952% due 08/25/2035		2,000	1,495
0.967% due 07/25/2035		13,234	11,815
1.162% due 09/25/2034		188	165

Structured Asset Securities Corp.
1.310% due 02/25/2035		9,991	7,793
Structured Asset Securities Corp. Mortgage Loan Trust
0.327% due 09/25/2036		8,628	8,445
0.337% due 09/25/2036		14,910	12,664
0.347% due 03/25/2036		40,920	34,153
0.357% due 06/25/2037		10,520	9,218
0.405% due 10/25/2037		54,832	36,854
0.507% due 05/25/2037		9,551	8,754
0.557% due 04/25/2036		10,000	8,658
1.187% due 08/25/2037		23,170	22,170
1.285% due 10/25/2037		76,752	39,753
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.537% due 04/25/2033		447	438
3.450% due 02/25/2032		638	632
5.410% due 06/25/2033		179	180
5.560% due 05/25/2034		459	464
Structured Asset Securities Corp. Trust
8.064% due 05/25/2031		3,660	3,222
Symphony CLO Ltd.
1.025% due 01/15/2024		87,052	86,785
Trapeza CDO Ltd.
0.559% due 11/09/2042		32,937	24,868
Trapeza Cdo Ltd.
0.561% due 04/06/2042		41,282	31,374
Trapeza CDO Ltd.
0.607% due 01/27/2040		42,253	32,535
Triaxx Prime CDO Ltd.
0.447% due 10/02/2039		44,425	35,096
Truman Capital Mortgage Loan Trust
0.447% due 03/25/2036		216	199
0.937% due 12/25/2032		1,429	1,441
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,383
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		493	498
6.570% due 08/07/2024		244	246
Venture CDO Ltd.
0.505% due 01/20/2022		6,724	6,643
0.556% due 07/22/2021		33,331	32,849
WaMu Asset-Backed Certificates Trust
0.297% due 04/25/2037		69	34
0.357% due 07/25/2047		9,565	6,202
Wasatch Ltd.
0.426% due 11/14/2022		52,506	51,120
0.515% due 11/14/2022		87,510	85,207
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036		196	103
0.337% due 05/25/2036		23,228	16,491
0.365% due 10/25/2036		19,764	10,554
0.425% due 08/25/2036		14,541	9,121
Wells Fargo Home Equity Asset-Backed Securities Trust
0.817% due 11/25/2035		2,600	2,338
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.817% due 04/25/2034		207	189
Wrightwood Capital Real Estate CDO Ltd.
0.601% due 11/21/2040		32,963	32,425

Total Asset-Backed Securities (Cost $8,259,249)			8,730,817

SOVEREIGN ISSUES 5.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	7,545	4,584
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$11,527	11,642
4.125% due 09/15/2017	EUR	5,000	5,811
6.500% due 06/10/2019		$600	650
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045	BRL	78,977	66,751
6.000% due 08/15/2050		1,048,527	892,978
10.000% due 01/01/2021		249,039	72,256
10.000% due 01/01/2023		1,707,750	485,320
10.000% due 01/01/2025		2,593,191	722,000
Costa Rica Government International Bond
7.000% due 04/04/2044		$23,015	22,382
Indonesia Government International Bond
6.750% due 01/15/2044		3,800	4,418
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	11,668
Mexico Government International Bond
4.000% due 03/15/2115	EUR	14,500	14,096
Republic of Greece Government International Bond
3.000% due 02/24/2023		3,416	1,696
3.000% due 02/24/2024		3,416	1,641
3.000% due 02/24/2025		3,416	1,611
3.000% due 02/24/2026		4,016	1,825

3.000% due 02/24/2027		12,816	5,744
3.000% due 02/24/2028		8,666	3,855
3.000% due 02/24/2029		5,416	2,391
3.000% due 02/24/2030		14,216	6,231
3.000% due 02/24/2031		5,216	2,270
3.000% due 02/24/2032		4,116	1,773
3.000% due 02/24/2033		3,816	1,618
3.000% due 02/24/2034		3,816	1,636
3.000% due 02/24/2035		4,216	1,785
3.000% due 02/24/2036		12,714	5,423
3.000% due 02/24/2037		4,314	1,849
3.000% due 02/24/2038		4,314	1,845
3.000% due 02/24/2039		4,314	1,829
3.000% due 02/24/2040		4,314	1,841
3.000% due 02/24/2041		5,014	2,144
3.000% due 02/24/2042		4,614	1,976
3.800% due 08/08/2017	JPY	4,930,000	22,558
4.500% due 11/08/2016		2,200,000	9,842
4.500% due 07/03/2017		4,610,000	20,341
4.750% due 04/17/2019	EUR	80,587	50,373
5.000% due 08/22/2016	JPY	145,800	691
5.250% due 02/01/2016		28,000	133
Russia Government International Bond
5.625% due 04/04/2042 (j)		$120,000	113,250
5.625% due 04/04/2042		2,600	2,454
5.875% due 09/16/2043 (j)		45,800	44,345

Total Sovereign Issues (Cost $3,148,304)			2,629,526

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Citigroup, Inc.		19,546	1,080
TIG TopCo Ltd. (h)		1,178,887	1,185

			2,265

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(h)		8,220	19
NVHL S.A. ‘B’ (c)(h)		8,220	19
NVHL S.A. ‘C’ (c)(h)		8,220	19
NVHL S.A. ‘D’ (c)(h)		8,220	19
NVHL S.A. ‘E’ (c)(h)		8,220	18
NVHL S.A. ‘F’ (c)(h)		8,220	18
NVHL S.A. ‘G’ (c)(h)		8,220	18
NVHL S.A. ‘H’ (c)(h)		8,220	18
NVHL S.A. ‘I’ (c)(h)		8,220	18
NVHL S.A. ‘J’ (c)(h)		8,220	18

			184

Total Common Stocks (Cost $2,859)			2,449

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (g)		1,200	1,410

Total Convertible Preferred Securities (Cost $1,127)			1,410

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
8.500% due 05/15/2016 (g)		16,680	443
American Realty Capital Properties, Inc.
6.700% due 01/03/2019 (g)		260,000	6,295
Citigroup Capital
7.875% due 10/30/2040		566,000	14,693
CoBank ACB
6.250% due 10/01/2022 (g)		60,000	6,182
Farm Credit Bank of Texas
6.750% due 09/15/2023 (g)		500,000	51,860
GMAC Capital Trust
8.125% due 02/15/2040		361,800	9,400

Navient Corp. CPI Linked Security
1.976% due 01/16/2018	51,000	1,226

		90,099

UTILITIES 0.0%
Qwest Corp.
7.375% due 06/01/2051	364,600	9,477

Total Preferred Securities (Cost $98,302)		99,576

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (i) 0.2%		107,100

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.4%
0.041% due 07/23/2015 - 10/15/2015 (d)(l)(n)	174,962	174,963

Total Short-Term Instruments (Cost $282,048)		282,063

Total Investments in Securities (Cost $37,392,961)		37,690,287

	SHARES
INVESTMENTS IN AFFILIATES 21.5%
SHORT-TERM INSTRUMENTS 21.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.5%
PIMCO Short-Term Floating NAV Portfolio III	1,033,621,903	10,251,462

Total Short-Term Instruments (Cost $10,251,020)		10,251,462

Total Investments in Affiliates (Cost $10,251,020)		10,251,462

Total Investments 100.7% (Cost $47,643,981)		$47,941,749
Financial Derivative Instruments (k)(m) (0.9%) (Cost or Premiums, net $(718,858))		(421,963)
Other Assets and Liabilities, net 0.2%		99,014

Net Assets 100.0%		$47,618,800

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd. 4.870% due 09/29/2021	10/02/2014	$42,171	$43,242	0.10%
NVHL S.A. ‘A’	03/09/2012	26	19	0.00
NVHL S.A. ‘B’	03/09/2012	26	19	0.00
NVHL S.A. ‘C’	03/09/2012	26	19	0.00
NVHL S.A. ‘D’	03/09/2012	27	19	0.00
NVHL S.A. ‘E’	03/09/2012	27	18	0.00
NVHL S.A. ‘F’	03/09/2012	27	18	0.00
NVHL S.A. ‘G’	03/09/2012	27	18	0.00
NVHL S.A. ‘H’	03/09/2012	27	18	0.00
NVHL S.A. ‘I’	03/09/2012	27	18	0.00
NVHL S.A. ‘J’	03/09/2012	27	18	0.00
Navient Corp. 5.000% due 12/15/2015	03/06/2014	130	130	0.00
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,338	4,336	0.01
TIG TopCo Ltd.	04/02/2015	1,748	1,185	0.00
Tokyo Electric Power Co., Inc. 2.080% due 05/31/2016	02/14/2014 - 05/07/2014	2,056	1,733	0.00

		$50,710	$50,810	0.11%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SOG	0.200%	06/30/2015	07/01/2015	$107,100	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041	$(108,593)	$107,100	$107,101

Total Repurchase Agreements						$(108,593)	$107,100	$107,101

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	(1.500)%	04/21/2015	04/21/2017		$(2,789)	$(2,789)
	(0.500)	03/13/2015	03/13/2017		(4,621)	(4,614)
	0.375	05/11/2015	05/08/2017		(9,453)	(9,448)
BRC	(2.000)	09/12/2014	09/12/2016		(9,993)	(9,974)
	(1.250)	04/24/2015	12/31/2015		(1,888)	(1,888)
	0.700	06/04/2015	05/08/2017		(3,564)	(3,563)
CFR	(0.750)	01/21/2014	01/21/2016	EUR	(5,540)	(6,100)
FOB	(0.750)	03/17/2015	12/31/2015		$(3,227)	(3,225)
JPS	(0.400)	06/09/2015	12/31/2015		(9,588)	(9,588)
	0.850	06/26/2015	07/06/2015		(14,777)	(14,775)
RYL	1.000	06/18/2015	07/20/2015	GBP	(7,614)	(11,959)
SOG	0.200	06/30/2015	07/01/2015		$(107,092)	(107,092)

Total Reverse Repurchase Agreements						$(185,015)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $229,256 at a weighted average interest rate of (1.128%).

Short Sales:

Short Sales on U.S. Government Agencies* and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae *	3.500%	07/01/2045	$61,000	$(63,201)	$(62,748)
Fannie Mae *	3.500	08/01/2045	29,000	(29,698)	(29,754)
U.S. Treasury Notes	1.125	06/15/2018	2,690	(2,699)	(2,697)
U.S. Treasury Notes	1.875	05/31/2022	3,500	(3,459)	(3,456)

Total Short Sales				$(99,057)	$(98,655)

(3)	Payable for short sales includes $6 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(j)	Securities with an aggregate market value of $186,955 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	10,918	$(1,573)	$0	$0
90-Day Eurodollar March Futures	Short	03/2016	32,756	(5,224)	410	0
British Pound Currency September Futures	Short	09/2015	436	(1,132)	8	0
Euro Currency September Futures	Short	09/2015	800	1,175	1,090	0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	96	(102)	3	0

Total Futures Contracts				$(6,856)	$1,511	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$26,400	$540	$(1,490)	$44	$0
CDX.EM-21 5-Year Index	5.000	06/20/2019	71,136	2,109	(4,333)	137	0
CDX.EM-23 5-Year Index	1.000	06/20/2020	325,350	(29,870)	2,383	725	0
CDX.HY-19 5-Year Index	5.000	12/20/2017	140,304	10,940	7,145	369	0
CDX.HY-20 5-Year Index	5.000	06/20/2018	85,056	7,163	3,536	281	0
CDX.HY-21 5-Year Index	5.000	12/20/2018	1,663	136	24	6	0
CDX.HY-24 5-Year Index	5.000	06/20/2020	5,099,688	324,825	(48,561)	25,799	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	25,900	399	27	21	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	18,500	251	4	17	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	103,200	1,495	(426)	102	0

				$317,988	$(41,691)	$27,501	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$4,647	$(4,734)	$2,657	$0
Pay	3-Month CAD-Bank Bill	3.000	03/19/2027		376,200	22,507	(10,201)	5,918	0
Pay	3-Month CAD-Bank Bill	2.750	12/17/2027		132,800	4,009	2,869	2,133	0
Pay	3-Month CAD-Bank Bill	3.400	06/20/2029		34,700	2,997	(1,192)	628	0
Receive	3-Month CAD-Bank Bill	2.800	12/18/2043		415,500	(5,559)	21,605	0	(10,701)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		22,000	(2,907)	1,198	0	(628)
Receive	3-Month USD-LIBOR	2.000	12/16/2020		$665,300	550	(1,256)	188	0
Pay	3-Month USD-LIBOR	3.000	06/18/2024		2,458,600	131,857	33,518	0	(1,008)
Pay	3-Month USD-LIBOR	2.750	06/17/2025		425,000	11,890	5,679	0	(208)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		423,300	3,854	(764)	228	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		2,733,000	139,804	(8,890)	6,324	0
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	285,800	3,231	(1,618)	373	0
Pay	6-Month AUD-BBR-BBSW	4.500	06/15/2022		175,000	12,658	(2,938)	338	0
Pay	6-Month AUD-BBR-BBSW	4.000	03/15/2023		3,175,400	159,180	(29,183)	6,976	0
Pay	6-Month AUD-BBR-BBSW	4.250	03/15/2023		397,900	25,535	(8,142)	886	0
Pay	6-Month AUD-BBR-BBSW	4.250	12/11/2023		462,900	28,432	(11,102)	1,215	0
Pay	6-Month AUD-BBR-BBSW	3.250	12/17/2024		1,180,600	(3,854)	(33,491)	3,654	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		450,100	4,849	(13,443)	1,551	0
Receive	6-Month EUR-EURIBOR	2.000	09/17/2024	EUR	690,800	(74,771)	2,625	0	(7,496)
Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	3,849,000	3,921	968	377	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		2,881,000	4,928	(169)	283	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		1,466,700	(1,695)	(476)	666	0
Pay	28-Day MXN-TIIE	5.810	05/02/2022		994,200	(159)	(159)	483	0
Pay	28-Day MXN-TIIE	5.850	05/02/2022		3,528,000	(18)	(83)	1,714	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		500,000	(871)	(303)	251	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		2,193,000	(1,628)	(1,436)	1,109	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		408,900	(536)	(586)	261	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		407,400	(90)	(1,109)	360	0
Pay	28-Day MXN-TIIE	6.620	02/18/2030		440,000	(396)	(1,185)	393	0

						$472,365	$(63,998)	$38,966	$(20,041)

Total Swap Agreements						$790,353	$(105,689)	$66,467	$(20,041)

(l)	Securities with an aggregate market value of $848,355 and cash of $28,482 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	AUD	84,375		$65,343	$243	$0
	07/2015	BRL	1,412,061		455,122	952	0
	07/2015	JPY	3,142,700		25,193	0	(485)
	07/2015	MXN	295,945		18,839	17	0
	07/2015		$1,004	AUD	1,298	0	(2)
	07/2015		456,608	BRL	1,412,061	0	(2,438)
	07/2015		2,787	MXN	43,008	0	(52)
	08/2015	BRL	1,412,061		$451,513	2,573	0
	08/2015	DKK	476,915		69,956	0	(1,394)
	08/2015	EUR	1,266,769		1,414,337	1,477	0
BPS	07/2015	BRL	3,549,068		1,143,901	2,391	0
	07/2015	JPY	563,200		4,561	0	(41)
	07/2015		$18,667	AUD	24,446	195	0
	07/2015		1,143,385	BRL	3,549,068	0	(1,876)
	07/2015		941,270	JPY	116,662,166	11,969	0
	07/2015		7,753	MXN	120,514	0	(89)
	08/2015	BRL	3,549,068		$1,130,636	2,272	0
	08/2015	DKK	516,440		76,438	0	(825)
	08/2015	JPY	116,662,166		941,583	0	(12,029)
CBK	07/2015	GBP	452,837		695,996	0	(15,523)
	07/2015	JPY	118,900		960	0	(12)
	07/2015		$64,698	AUD	83,961	261	(180)
	07/2015		10,684	CAD	13,184	0	(128)
	07/2015		29,377	EUR	26,696	420	(35)
	07/2015		3,861	MXN	59,628	0	(69)
	08/2015	AUD	69,102		$53,388	168	0
	08/2015	CAD	13,184		10,679	128	0
	08/2015	DKK	489,305		72,551	132	(785)
	09/2015	MXN	472,252		29,873	15	0
DUB	07/2015	BRL	260,127		83,969	303	0
	07/2015		$83,205	BRL	260,127	469	(8)
	08/2015	BRL	248,100		$78,431	0	(448)
	08/2015	EUR	658,707		735,041	368	0
FBF	07/2015	BRL	1,346,524		439,373	6,282	0
	07/2015		$433,999	BRL	1,346,524	0	(907)
	07/2015		2,607	MXN	39,973	0	(64)
	08/2015	EUR	13,692		$15,276	4	0
GLM	07/2015	AUD	164,499		127,167	248	0
	07/2015	BRL	2,014,687		628,000	0	(19,997)
	07/2015	CAD	13,184		10,613	58	0
	07/2015		$10,422	AUD	13,658	116	0
	07/2015		649,354	BRL	2,014,687	0	(1,358)
	07/2015		389,395	EUR	350,728	1,614	0
	08/2015	CHF	3,347		$3,587	1	0
	08/2015	EUR	403,139		448,255	228	(1,604)
	08/2015	JPY	2,127,200		17,219	0	(169)
	04/2016	BRL	177,320		52,107	93	0
HUS	07/2015		1,342,012		434,138	2,498	0
	07/2015	EUR	2,994,659		3,274,456	0	(64,138)
	07/2015	GBP	2,974		4,575	0	(98)
	07/2015	JPY	111,705,966		902,310	0	(10,432)
	07/2015		$433,747	BRL	1,342,012	0	(2,107)
	07/2015		737,580	GBP	468,305	0	(1,756)
	08/2015	BRL	1,342,012		$428,909	2,239	0
	08/2015	GBP	468,305		737,415	1,756	0
	08/2015		$9,127	AUD	11,812	0	(30)
JPM	07/2015	BRL	197,709		$63,724	133	0
	07/2015	EUR	107,961		122,210	2,063	(213)
	07/2015	GBP	18,005		27,825	0	(465)
	07/2015		$63,206	BRL	197,709	384	0
	07/2015		38,198	EUR	33,834	38	(515)
	07/2015		8,608	GBP	5,511	55	(3)
	07/2015		16,426	JPY	2,040,200	244	0
	08/2015	BRL	197,709		$62,489	0	(369)
	08/2015		$6,691	CAD	8,238	0	(98)
MSB	07/2015	BRL	794,710		$258,948	3,340	0
	07/2015		$256,143	BRL	794,710	0	(536)
	08/2015		4,630	DKK	30,835	0	(17)
	04/2016	BRL	230,140		$67,569	347	0
RBC	07/2015	MXN	70,148		4,568	107	0
SCX	07/2015	AUD	57,709		44,578	53	0
	07/2015	BRL	2,072,192		682,349	15,857	0
	07/2015	JPY	3,171,600		25,580	0	(335)
	07/2015		$667,889	BRL	2,072,192	0	(1,396)
	08/2015	DKK	486,825		$72,347	52	(538)
	08/2015		$20,670	AUD	26,944	81	0
UAG	07/2015		141,173		183,220	191	0
	07/2015		851,260	EUR	765,886	2,725	(137)
	07/2015		2,650	MXN	41,004	0	(42)
	08/2015	AUD	183,220		$140,922	0	(187)
	08/2015	EUR	763,297		848,661	36	(2,701)
	08/2015	GBP	10,453		16,439	18	0
	08/2015		$2,462	EUR	2,217	11	0

Total Forward Foreign Currency Contracts						$65,225	$(146,631)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	159,980	$(1,983)	$(2,106)
GLM	Call - OTC USD versus BRL	BRL	3.905	03/31/2016		$326,760	(9,744)	(6,822)
JPM	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	399,980	(4,651)	(5,266)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		199,960	(2,455)	(2,633)
	Call - OTC USD versus BRL	BRL	3.950	04/14/2016		$400,760	(11,782)	(8,470)

							$(30,615)	$(25,297)

Total Written Options							$(30,615)	$(25,297)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BPS	Centex Corp.	(1.000)%	06/20/2016	0.084%	$8,500	$913	$(992)	$0	$(79)
DUB	Embarq Corp.	(1.000)	06/20/2016	0.257	4,500	173	(207)	0	(34)

						$1,086	$(1,199)	$0	$(113)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	06/20/2020	4.467%		$6,300	$(952)	$24	$0	$(928)
	Indonesia Government International Bond	1.000	06/20/2019	1.312		21,400	(719)	469	0	(250)
	Japan Government International Bond	1.000	03/20/2016	0.083		3,100	(32)	54	22	0
	MetLife, Inc.	1.000	09/20/2015	0.112		31,300	(1,754)	1,825	71	0
	Novo Banco S.A.	5.000	12/20/2019	3.136	EUR	400	26	8	34	0
	Russia Government International Bond	1.000	03/20/2019	3.173		$26,600	(1,406)	(573)	0	(1,979)
	Russia Government International Bond	1.000	06/20/2024	3.530		37,800	(3,600)	(3,002)	0	(6,602)
	Russia Government International Bond	1.000	09/20/2024	3.534		11,600	(1,179)	(889)	0	(2,068)
BPS	Brazil Government International Bond	1.000	03/20/2019	2.218		11,500	(372)	(120)	0	(492)
	Indonesia Government International Bond	1.000	06/20/2019	1.312		11,600	(340)	205	0	(135)
	Novo Banco S.A.	5.000	12/20/2019	3.136	EUR	4,000	255	85	340	0
	Petrobras International Finance Co.	1.000	06/20/2018	3.678		$2,800	(405)	196	0	(209)
	Petrobras International Finance Co.	1.000	06/20/2019	3.966		16,500	(1,057)	(699)	0	(1,756)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		37,644	(3,641)	(966)	0	(4,607)
	Petrobras International Finance Co.	1.000	03/20/2020	4.148		14,000	(2,243)	416	0	(1,827)
BRC	Colombia Government International Bond	1.000	03/20/2019	1.394		12,900	(74)	(105)	0	(179)
	Greece Government International Bond	1.000	06/20/2016	52.000		2,100	(117)	(975)	0	(1,092)
	Indonesia Government International Bond	1.000	06/20/2019	1.312		22,700	(676)	411	0	(265)
	Novo Banco S.A.	5.000	12/20/2019	3.136	EUR	11,645	(129)	1,119	990	0
	Petrobras International Finance Co.	1.000	06/20/2019	3.966		$10,100	(632)	(443)	0	(1,075)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		34,913	(5,148)	875	0	(4,273)
	Russia Government International Bond	1.000	03/20/2019	3.173		2,400	(138)	(41)	0	(179)
	Russia Government International Bond	1.000	06/20/2019	3.207		24,800	(1,538)	(447)	0	(1,985)
	Russia Government International Bond	1.000	06/20/2024	3.530		37,400	(4,441)	(2,092)	0	(6,533)
	Russia Government International Bond	1.000	09/20/2024	3.534		19,860	(2,138)	(1,402)	0	(3,540)
	Springleaf Finance Corp.	5.000	09/20/2021	3.907		4,400	329	(81)	248	0
CBK	Indonesia Government International Bond	1.000	03/20/2019	1.234		12,900	(564)	459	0	(105)
	Japan Government International Bond	1.000	03/20/2016	0.083		700	(5)	10	5	0
	Japan Government International Bond	1.000	06/20/2016	0.102		2,600	(1)	25	24	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		7,200	(786)	(95)	0	(881)
	Russia Government International Bond	1.000	03/20/2019	3.173		49,313	(2,734)	(935)	0	(3,669)
	Russia Government International Bond	1.000	06/20/2019	3.207		138,700	(8,809)	(2,292)	0	(11,101)
	Russia Government International Bond	1.000	06/20/2024	3.530		30,700	(3,329)	(2,033)	0	(5,362)
	Russia Government International Bond	1.000	09/20/2024	3.534		26,300	(2,281)	(2,407)	0	(4,688)
DUB	Brazil Government International Bond	1.000	09/20/2018	2.100		15,400	(653)	131	0	(522)
	Colombia Government International Bond	1.000	06/20/2019	1.437		17,000	17	(296)	0	(279)
	Indonesia Government International Bond	1.000	06/20/2019	1.312		68,200	(2,156)	1,360	0	(796)
GST	Brazil Government International Bond	1.000	09/20/2018	2.100		30,800	(1,313)	270	0	(1,043)
	Brazil Government International Bond	1.000	03/20/2019	2.218		34,500	(1,171)	(305)	0	(1,476)
	Colombia Government International Bond	1.000	03/20/2019	1.394		12,900	(74)	(105)	0	(179)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.467		7,300	(1,106)	30	0	(1,076)
	Greece Government International Bond	1.000	12/20/2015	50.000	EUR	11,010	(551)	(5,583)	0	(6,134)
	Greece Government International Bond	1.000	09/20/2015	41.000		$5,875	(185)	(2,222)	0	(2,407)
	Greece Government International Bond	1.000	12/20/2015	50.000		9,746	(565)	(4,306)	0	(4,871)
	Japan Government International Bond	1.000	03/20/2016	0.083		18,700	(194)	324	130	0
	Novo Banco S.A.	5.000	12/20/2015	3.279	EUR	8,700	0	91	91	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		$21,950	(2,327)	(360)	0	(2,687)
	Petrobras International Finance Co.	1.000	03/20/2020	4.148		900	(134)	17	0	(117)
	Russia Government International Bond	1.000	09/20/2018	3.092		19,000	(779)	(418)	0	(1,197)
	Russia Government International Bond	1.000	03/20/2019	3.173		42,400	(1,409)	(1,746)	0	(3,155)
	Russia Government International Bond	1.000	06/20/2019	3.207		9,700	(600)	(176)	0	(776)
	Russia Government International Bond	1.000	03/20/2020	3.327		3,100	(577)	273	0	(304)
	Russia Government International Bond	1.000	06/20/2020	3.365		2,700	(368)	87	0	(281)
	Russia Government International Bond	1.000	06/20/2024	3.530		8,400	(950)	(517)	0	(1,467)
	Springleaf Finance Corp.	5.000	12/20/2019	3.169		4,100	332	(27)	305	0
	Tokyo Electric Power Co., Inc.	1.000	03/20/2016	0.370	JPY	960,000	(226)	264	38	0
	Valeant Pharmaceuticals International	5.000	06/20/2016	0.560		$2,700	(43)	164	121	0
HUS	Brazil Government International Bond	1.000	09/20/2018	2.100		11,500	(490)	101	0	(389)
	Colombia Government International Bond	1.000	03/20/2019	1.394		12,900	(62)	(117)	0	(179)
	Indonesia Government International Bond	1.000	03/20/2019	1.234		25,800	(1,059)	848	0	(211)
	Indonesia Government International Bond	1.000	06/20/2019	1.312		5,200	(161)	100	0	(61)
	Japan Government International Bond	1.000	06/20/2016	0.102		6,700	(3)	64	61	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		79,102	(7,962)	(1,720)	0	(9,682)
	Petrobras International Finance Co.	1.000	03/20/2020	4.148		10,600	(1,795)	412	0	(1,383)
	Russia Government International Bond	1.000	09/20/2018	3.092		34,500	(1,400)	(773)	0	(2,173)
	Russia Government International Bond	1.000	03/20/2019	3.173		38,300	(1,615)	(1,235)	0	(2,850)

	Russia Government International Bond	1.000	06/20/2019	3.207		40,240	(2,226)	(995)	0	(3,221)
	Russia Government International Bond	1.000	06/20/2024	3.530		18,340	(1,888)	(1,315)	0	(3,203)
	Russia Government International Bond	1.000	09/20/2024	3.534		14,861	(2,032)	(617)	0	(2,649)
JPM	Brazil Government International Bond	1.000	09/20/2018	2.100		19,300	(823)	169	0	(654)
	Brazil Government International Bond	1.000	03/20/2019	2.218		13,500	(602)	24	0	(578)
	Colombia Government International Bond	1.000	03/20/2019	1.394		12,900	(56)	(123)	0	(179)
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394		17,610	(1,639)	1,340	0	(299)
	Indonesia Government International Bond	1.000	03/20/2019	1.234		12,900	(564)	459	0	(105)
	Indonesia Government International Bond	1.000	06/20/2019	1.312		42,600	(1,426)	929	0	(497)
	Japan Government International Bond	1.000	03/20/2016	0.083		6,300	(76)	120	44	0
	Novo Banco S.A.	5.000	12/20/2019	3.136	EUR	1,500	87	41	128	0
	Petrobras International Finance Co.	1.000	09/20/2015	2.140		$500	(14)	13	0	(1)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		13,418	(1,236)	(406)	0	(1,642)
	Russia Government International Bond	1.000	09/20/2018	3.092		42,700	(1,761)	(929)	0	(2,690)
	Russia Government International Bond	1.000	03/20/2019	3.173		27,300	(824)	(1,207)	0	(2,031)
	Russia Government International Bond	1.000	06/20/2019	3.207		31,700	(2,220)	(317)	0	(2,537)
	Russia Government International Bond	1.000	06/20/2024	3.530		9,200	(845)	(762)	0	(1,607)
MYC	Abengoa S.A.	5.000	12/20/2016	9.137	EUR	2,000	(361)	239	0	(122)
	Abengoa S.A.	5.000	12/20/2017	10.432		2,000	(399)	150	0	(249)
	Abengoa S.A.	5.000	12/20/2019	10.649		2,500	(528)	37	0	(491)
	Japan Government International Bond	1.000	03/20/2016	0.083		$7,500	(87)	139	52	0
	Novo Banco S.A.	5.000	12/20/2019	3.136	EUR	800	0	68	68	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		$50,100	(4,637)	(1,495)	0	(6,132)
	Russia Government International Bond	1.000	03/20/2019	3.173		5,000	(289)	(83)	0	(372)
	South Africa Government International Bond	1.000	06/20/2019	1.741		17,000	(700)	226	0	(474)
RYL	Japan Government International Bond	1.000	03/20/2016	0.083		5,200	(61)	97	36	0

							$(105,416)	$(32,984)	$2,808	$(141,208)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$158,164	$(32,000)	$2,460	$0	$(29,540)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	51,359	(28,825)	17,274	0	(11,551)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	6,067	(3,420)	1,360	0	(2,060)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	66,853	(1,785)	1,540	0	(245)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	62,321	(2,172)	2,073	0	(99)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	188,800	(5,304)	1,754	0	(3,550)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	8,000	(19)	(27)	0	(46)
BPS	CDX.EM-17 5-Year Index	5.000	06/20/2017	47,000	3,374	(3,179)	195	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	15,144	(3,512)	684	0	(2,828)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	16,151	(9,125)	5,493	0	(3,632)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	12,500	(444)	209	0	(235)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	30,400	(1,000)	826	0	(174)
	PrimeX.ARM.2-AAA Index	4.580	12/25/2037	8,172	347	(3)	344	0
CBK	ABX.HE.AA.6-1 Index	0.320	07/25/2045	22,962	(11,194)	6,571	0	(4,623)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	124,036	(69,813)	41,916	0	(27,897)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	46,948	(2,092)	1,920	0	(172)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	93,481	(3,199)	3,051	0	(148)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	50,000	(2,106)	1,166	0	(940)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	50,000	(1,820)	(296)	0	(2,116)
DUB	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	22,611	(12,719)	7,634	0	(5,085)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	20,247	(11,414)	4,540	0	(6,874)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	42,253	(1,052)	897	0	(155)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	259,098	(10,112)	9,701	0	(411)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	159,000	(4,321)	1,331	0	(2,990)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	42,500	(1,436)	179	0	(1,257)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	10,000	(208)	151	0	(57)
FBF	ABX.HE.AA.6-2 Index	0.170	05/25/2046	30,678	(27,265)	15,206	0	(12,059)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	670	(532)	339	0	(193)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	208,666	(117,302)	70,371	0	(46,931)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	118,298	(66,691)	26,530	0	(40,161)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	70,328	(2,132)	1,874	0	(258)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	189,535	(10,196)	9,895	0	(301)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	288,500	(9,371)	3,945	0	(5,426)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	291,100	(9,501)	887	0	(8,614)
	CMBX.NA.AAA.8 Index	0.500	10/17/2057	50,000	(1,831)	(285)	0	(2,116)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	68,000	(1,528)	1,139	0	(389)
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	22,549	(5,050)	839	0	(4,211)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	48,452	(27,300)	16,403	0	(10,897)
	CMBX.NA.AAA.1 Index	0.100	10/12/2052	21,397	(70)	60	0	(10)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	23,474	(814)	728	0	(86)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	121,402	(4,317)	4,124	0	(193)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	62,500	(1,839)	663	0	(1,176)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	115,000	(3,639)	236	0	(3,403)
HUS	CDX.EM-17 5-Year Index	5.000	06/20/2017	23,500	2,303	(2,206)	97	0
JPM	ABX.HE.AA.6-2 Index	0.170	05/25/2046	1,029	(432)	27	0	(405)
	ABX.HE.AA.7-1 Index	0.150	08/25/2037	183	(111)	58	0	(53)
	ABX.HE.AA.7-2 Index	1.920	01/25/2038	180	(103)	(62)	0	(165)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	16,151	(9,065)	5,433	0	(3,632)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	42,881	(1,672)	1,604	0	(68)
MYC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	7,694	(1,535)	98	0	(1,437)
	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	25,841	(14,503)	8,691	0	(5,812)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	15,166	(8,550)	3,401	0	(5,149)
	CMBX.NA.AAA.3 Index	0.080	12/13/2049	70,422	(2,746)	2,488	0	(258)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	244,233	(8,576)	8,191	0	(385)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	177,000	(4,870)	1,541	0	(3,329)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	122,000	(4,077)	467	0	(3,610)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	18,700	(682)	575	0	(107)
RYL	ABX.HE.AAA.7-1 Index	0.090	08/25/2037	29,879	(16,766)	10,046	0	(6,720)
	ABX.HE.AAA.7-2 Index	0.760	01/25/2038	6,067	(3,419)	1,359	0	(2,060)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	14,294	(375)	352	0	(23)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	25,000	(953)	483	0	(470)
	CMBX.NA.AS.6 Index	1.000	05/11/2063	20,000	(416)	302	0	(114)
UAG	CMBX.NA.AAA.6 Index	0.500	05/11/2063	57,500	(2,105)	1,024	0	(1,081)

					$(583,402)	$306,051	$636	$(277,987)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	204,700	$(271)	$171	$0	$(100)
BPS	Pay	1-Year BRL-CDI	12.000	01/04/2021		657,000	(627)	(1,994)	0	(2,621)
BRC	Pay	6-Month AUD-BBR-BBSW	5.250	12/15/2021	AUD	97,200	(138)	7,072	6,934	0
CBK	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	181,600	(208)	119	0	(89)
	Pay	3-Month USD-LIBOR	2.150	08/24/2020		$365,400	204	2,892	3,096	0
DUB	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	200,400	522	(620)	0	(98)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		328,960	(201)	1,336	1,135	0
	Pay	3-Month USD-LIBOR	2.150	08/24/2020		$883,200	817	6,665	7,482	0
FBF	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	181,600	(186)	97	0	(89)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		280,670	(241)	1,209	968	0
GLM	Pay	1-Year BRL-CDI	12.230	01/04/2021		104,000	(126)	75	0	(51)
	Pay	3-Month USD-LIBOR	2.150	08/24/2020		$712,950	267	5,773	6,040	0
	Pay	6-Month AUD-BBR-BBSW	5.250	12/15/2021	AUD	145,800	(204)	10,605	10,401	0
	Pay	28-Day MXN-TIIE	5.000	09/13/2017	MXN	325,000	(206)	532	326	0
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	482,900	(546)	309	0	(237)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		411,200	(158)	1,577	1,419	0
	Pay	3-Month USD-LIBOR	2.150	08/24/2020		$839,950	251	6,865	7,116	0
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	205,725	642	(2,031)	0	(1,389)
	Pay	6-Month AUD-BBR-BBSW	5.000	06/15/2022	AUD	128,000	(102)	12,526	12,424	0

							$(511)	$53,178	$57,341	$(4,674)

Total Swap Agreements							$(688,243)	$325,046	$60,785	$(423,982)

(n)	Securities with an aggregate market value of $496,695 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,185,170	$77,556	$2,262,726
Corporate Bonds & Notes
Banking & Finance	0	4,550,881	259,761	4,810,642
Industrials	0	1,857,168	12,080	1,869,248
Utilities	0	1,990,394	6,247	1,996,641
Convertible Bonds & Notes
Banking & Finance	0	34,266	0	34,266
Municipal Bonds & Notes
California	0	19,304	0	19,304
U.S. Government Agencies	0	1,221,646	0	1,221,646
U.S. Treasury Obligations	0	3,073,812	0	3,073,812
Mortgage-Backed Securities	0	9,932,274	723,887	10,656,161
Asset-Backed Securities	0	8,678,766	52,051	8,730,817
Sovereign Issues	0	2,629,526	0	2,629,526
Common Stocks
Financials	1,080	0	1,185	2,265
Health Care	184	0	0	184
Convertible Preferred Securities
Banking & Finance	0	1,410	0	1,410
Preferred Securities
Banking & Finance	25,319	64,780	0	90,099
Utilities	0	9,477	0	9,477
Short-Term Instruments
Repurchase Agreements	0	107,100	0	107,100
U.S. Treasury Bills	0	174,963	0	174,963
	$26,583	$36,530,937	$1,132,767	$37,690,287

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,251,462	$0	$0	$10,251,462

Total Investments	$10,278,045	$36,530,937	$1,132,767	$47,941,749

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(92,502)	0	(92,502)
U.S. Treasury Obligations	0	(6,153)	0	(6,153)
	$0	$(98,655)	$0	$(98,655)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,511	66,467	0	67,978
Over the counter	0	126,010	0	126,010
	$1,511	$192,477	$0	$193,988

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20,041)	0	(20,041)
Over the counter	0	(595,910)	0	(595,910)

	$0	$(615,951)	$0	$(615,951)

Totals	$10,279,556	$36,008,808	$1,132,767	$47,421,131
There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$461,999	$0	$(378,859)	$(1,037)	$36,768	$(41,315)	$0	$0	$77,556	$3,268
Corporate Bonds & Notes
Banking & Finance	255,607	5,746	0	(55)	0	(1,537)	0	0	259,761	(1,537)
Industrials	67,602	0	(6,181)	(129)	(341)	(765)	0	(48,106)	12,080	(174)
Utilities	6,400	0	0	0	0	(153)	0	0	6,247	(153)
Mortgage-Backed Securities	902,831	62,276	(13,961)	767	235	11,259	2,153	(241,673)	723,887	10,640
Asset-Backed Securities	71,349	0	(19,122)	95	1,525	(1,796)	0	0	52,051	(74)
Common Stocks
Financials	0	1,747	0	0	0	(562)	0	0	1,185	(563)
Health Care	177	0	0	0	0	6	0	(183)	0	0

	$1,765,965	$69,769	$(418,123)	$(359)	$38,187	$(34,863)	$2,153	$(289,962)	$1,132,767	$11,407
Financial Derivative Instruments – Assets
Over the counter	21,842	0	(12,366)	0	(4,284)	(5,192)	0	0	0	0

Totals	$1,787,807	$69,769	$(430,489)	$(359)	$33,903	$(40,055)	$2,153	$(289,962)	$1,132,767	$11,407

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$7,666	Other Valuation Techniques (3)	—	—
	47,577	Proxy Pricing	Base Price	100.50 - 102.13
	22,313	Third Party Vendor	Broker Quote	97.50
Corporate Bonds & Notes
Banking & Finance	259,761	Proxy Pricing	Base Price	103.38
Industrials	12,080	Third Party Vendor	Broker Quote	104.25 - 109.81
Utilities	6,132	Proxy Pricing	Base Price	101.88
	115	Third Party Vendor	Broker Quote	100.00
Mortgage-Backed Securities
	3,607	Other Valuation Techniques (3)	—	—
	592,895	Proxy Pricing	Base Price	96.00 - 101.00
	127,385	Third Party Vendor	Broker Quote	76.63 - 87.00
Asset-Backed Securities
	52,051	Proxy Pricing	Base Price	70.00 - 100.47
Common Stocks
Financials	1,185	Other Valuation Techniques (3)	—	—
Health Care	0	Other Valuation Techniques (3)		—
Financial Derivative Instruments – Assets
Over the counter	0	Indicative Market Quotation		—

Total	$1,132,767

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.2%
CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 9.3%
Banco Popolare SC
3.500% due 03/14/2019	EUR	4,400	$5,041
Banco Santander Chile
1.875% due 01/19/2016		$3,600	3,609
Bank of America Corp.
3.958% due 10/21/2025	MXN	85,000	5,949
Bankia S.A.
0.198% due 01/25/2016	EUR	200	223
3.500% due 12/14/2015		800	905
3.500% due 01/17/2019		7,700	8,957
4.375% due 02/14/2017		200	234
Barclays PLC
6.500% due 09/15/2019 (f)		200	223
8.000% due 12/15/2020 (f)		800	950
BPCE S.A.
4.625% due 07/11/2024		$2,400	2,348
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,000	5,679
2.875% due 05/19/2016		3,500	3,957
Corp. Andina de Fomento
3.950% due 10/15/2021	MXN	6,857	444
Dexia Credit Local S.A.
1.250% due 10/18/2016		$3,500	3,519
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,600	3,618
3.125% due 01/15/2016		800	806
JPMorgan Chase Bank N.A.
0.704% due 06/02/2017		6,700	6,700
LBG Capital PLC
15.000% due 12/21/2019	EUR	4,600	7,769
National Bank of Greece S.A.
3.875% due 10/07/2016		600	547

			61,478

INDUSTRIALS 1.5%
Altice S.A.
7.250% due 05/15/2022		5,500	6,208
Hellenic Railways Organization S.A.
4.028% due 03/17/2017		2,400	1,432
4.500% due 12/06/2016	JPY	100	0
Numericable SFR S.A.S.
6.000% due 05/15/2022		$2,600	2,569

			10,209

UTILITIES 0.2%
BellSouth Corp.
4.821% due 04/26/2021		1,400	1,440

Total Corporate Bonds & Notes (Cost $83,501)			73,127

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		180	152

Total Municipal Bonds & Notes (Cost $141)			152

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
0.500% due 09/28/2015 (l)†		600	600
3.000% due 07/01/2045		9,600	9,542
4.087% due 02/25/2018 (a)		4,584	355

Federal Home Loan Bank
0.200% due 09/29/2015 †		20,800	20,807

Total U.S. Government Agencies (Cost $31,402)			31,304

U.S. TREASURY OBLIGATIONS 63.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)		17,430	15,270
3.000% due 11/15/2044 (n)		400	390
3.000% due 05/15/2045 †		5,570	5,433
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2016 (l)(n)		1,822	1,831
0.125% due 04/15/2018 (l)(n)		8,904	9,039
0.125% due 04/15/2020 (i)		8,628	8,694
0.125% due 07/15/2022 (i)		50,477	50,071
0.250% due 01/15/2025 (i)		400	391
0.625% due 07/15/2021 (l)†		4,199	4,332
0.625% due 01/15/2024 (n)		101	103
0.750% due 02/15/2045 (n)		9,143	8,289
1.125% due 01/15/2021 (i)(n)		18,420	19,478
1.250% due 07/15/2020 (n)		5,424	5,801
1.375% due 01/15/2020 (i)(k)(l)(n)		43,223	46,191
1.375% due 02/15/2044 (i)(n)		32,790	34,750
1.375% due 02/15/2044 †		538	570
1.750% due 01/15/2028 (i)		8,245	9,317
1.875% due 07/15/2015 (l)		558	560
2.000% due 01/15/2026		6,008	6,884
2.125% due 02/15/2041 (n)		648	800
2.375% due 01/15/2025 (i)		77,815	91,427
2.375% due 01/15/2027 (i)		7,901	9,432
2.500% due 07/15/2016 (n)		1,722	1,786
2.500% due 01/15/2029 †		9,532	11,722
2.500% due 01/15/2029 (i)		18,072	22,224
3.875% due 04/15/2029 (n)		2,835	4,009
U.S. Treasury Notes
0.250% due 09/15/2015 (l)†		2,952	2,953
1.500% due 05/31/2020 (i)		18,100	17,984
1.625% due 06/30/2020 (i)		11,200	11,190
1.875% due 05/31/2022 (i)		15,700	15,511
2.125% due 06/30/2022 (i)		6,800	6,822

Total U.S. Treasury Obligations (Cost $431,567)			423,254

MORTGAGE-BACKED SECURITIES 3.5%
Banc of America Alternative Loan Trust
0.837% due 12/25/2035 ^		1,780	1,269
Banc of America Commercial Mortgage Trust
5.749% due 06/10/2049		300	317
Banc of America Mortgage Trust
2.724% due 08/25/2035 ^		435	400
2.797% due 06/25/2035		496	478
Bear Stearns Adjustable Rate Mortgage Trust
2.719% due 03/25/2035		135	131
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		176	177
Commercial Mortgage Trust
2.365% due 02/10/2029		500	508
Countrywide Alternative Loan Trust
4.966% due 10/25/2035 ^		174	147
5.500% due 01/25/2036		772	691
6.000% due 08/25/2036 ^		259	241
6.000% due 04/25/2037		731	628
6.250% due 11/25/2036 ^		205	195
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035		715	639
2.349% due 04/20/2035		64	64
6.000% due 05/25/2037 ^		1,023	921
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		871	522
Deutsche ALT-A Securities, Inc.
0.487% due 04/25/2037		1,290	722
Grifonas Finance PLC
0.394% due 08/28/2039	EUR	630	368
GSR Mortgage Loan Trust
2.682% due 09/25/2035		$76	76
6.000% due 11/25/2035 ^		804	700
IndyMac Mortgage Loan Trust
0.367% due 07/25/2047		1,121	812
JPMorgan Mortgage Trust
2.550% due 06/25/2035		27	27
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		287	301
Marche Mutui SRL
0.398% due 10/27/2065	EUR	325	363
0.419% due 02/25/2055		476	523
2.248% due 01/27/2064		1,080	1,232

MASTR Alternative Loan Trust
0.587% due 03/25/2036		$525	129
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		407	396
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		275	287
5.700% due 09/12/2049		400	426
Morgan Stanley Mortgage Loan Trust
2.134% due 06/25/2036		482	471
New York Mortgage Trust
2.603% due 05/25/2036 ^		439	399
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^		835	433
6.250% due 11/25/2036		249	184
Structured Asset Mortgage Investments Trust
0.397% due 05/25/2046		766	606
0.407% due 05/25/2036		973	709
0.467% due 02/25/2036		1,106	906
Thornburg Mortgage Securities Trust
5.536% due 07/25/2036		79	78
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045		67	64
0.477% due 10/25/2045		200	187
1.969% due 11/25/2036 ^		1,038	925
2.325% due 10/25/2035		3,527	3,412
2.441% due 09/25/2033		34	34
Wells Fargo Mortgage-Backed Securities Trust
2.480% due 12/25/2033		103	102
2.617% due 11/25/2034		226	227
2.641% due 04/25/2036 ^		970	952
2.681% due 10/25/2035		208	208

Total Mortgage-Backed Securities (Cost $23,761)			23,587

ASSET-BACKED SECURITIES 2.9%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.186% due 08/15/2033		181	166
Citigroup Mortgage Loan Trust, Inc.
0.267% due 01/25/2037		542	374
0.327% due 05/25/2037		303	295
First Franklin Mortgage Loan Trust
0.707% due 06/25/2036		4,400	3,258
Four Corners CLO Ltd.
0.551% due 01/26/2020		342	341
Fremont Home Loan Trust
0.427% due 10/25/2036		3,516	1,801
Goldentree Loan Opportunities Ltd.
0.970% due 10/18/2021		585	584
GSAMP Trust
0.347% due 05/25/2046		263	238
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.386% due 09/28/2036		2,519	2,491
MASTR Asset-Backed Securities Trust
0.427% due 06/25/2036		386	223
0.567% due 01/25/2036		5,000	3,869
Morgan Stanley ABS Capital, Inc. Trust
0.257% due 10/25/2036		211	124
Morgan Stanley Mortgage Loan Trust
0.417% due 02/25/2037		328	194
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.687% due 07/25/2035		300	298
Residential Asset Mortgage Products Trust
0.357% due 05/25/2036		114	114
Saxon Asset Securities Trust
0.980% due 03/25/2035 ^		352	321
4.034% due 06/25/2033		36	37
Securitized Asset-Backed Receivables LLC Trust
0.467% due 08/25/2035		345	343
Soundview Home Loan Trust
0.247% due 11/25/2036		173	69
0.467% due 05/25/2036		500	401
Structured Asset Investment Loan Trust
0.907% due 10/25/2035		4,300	3,353
Structured Asset Securities Corp. Mortgage Loan Trust
1.684% due 04/25/2035		71	68
Wood Street CLO BV
0.339% due 03/29/2021	EUR	61	67

Total Asset-Backed Securities (Cost $18,963)			19,029

SOVEREIGN ISSUES 17.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (d)	BRL	9,600	2,017
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		3,870	1,078

Colombian TES
3.000% due 03/25/2033 (e)	COP	2,135,086	708
France Government Bond
0.250% due 07/25/2018 (e)	EUR	1,876	2,175
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021		13,462	16,287
2.250% due 04/22/2017 (e)(i)		18,422	21,139
3.100% due 09/15/2026 (e)		106	140
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	23,583	1,616
4.000% due 11/08/2046 (e)		14,272	988
4.500% due 12/04/2025 (e)		97,021	7,071
4.750% due 06/14/2018		12,795	818
New Zealand Government Bond
2.000% due 09/20/2025	NZD	19,141	12,899
3.000% due 09/20/2030		816	611
Republic of Germany
0.750% due 04/15/2018 (e)	EUR	2,662	3,094
Republic of Greece Government International Bond
3.000% due 02/24/2023		50	25
3.000% due 02/24/2024		50	24
3.000% due 02/24/2025		50	24
3.000% due 02/24/2026		50	23
3.000% due 02/24/2027		50	22
3.000% due 02/24/2028		50	22
3.000% due 02/24/2029		50	22
3.000% due 02/24/2030		50	22
3.000% due 02/24/2031		50	22
3.000% due 02/24/2032		50	22
3.000% due 02/24/2033		50	21
3.000% due 02/24/2034		50	21
3.000% due 02/24/2035		50	21
3.000% due 02/24/2036		50	21
3.000% due 02/24/2037		50	21
3.000% due 02/24/2038		50	21
3.000% due 02/24/2039		50	21
3.000% due 02/24/2040		50	21
3.000% due 02/24/2041		50	21
3.000% due 02/24/2042		50	21
4.750% due 04/17/2019		500	313
5.250% due 02/01/2016	JPY	27,800	132
Slovenia Government International Bond
4.000% due 02/17/2016	EUR	179	204
4.125% due 01/26/2020		5,200	6,557
4.750% due 05/10/2018		$1,400	1,491
5.250% due 02/18/2024		5,900	6,461
5.500% due 10/26/2022		10,200	11,350
5.850% due 05/10/2023		6,000	6,819
United Kingdom Gilt
0.125% due 03/22/2024 (e)	GBP	5,108	8,685

Total Sovereign Issues (Cost $122,998)			113,091

	SHARES
COMMON STOCKS 3.1%
CONSUMER DISCRETIONARY 0.5%
Orbitz Worldwide, Inc. (b)		299,293	3,418

ENERGY 0.6%
Dresser-Rand Group, Inc. (b)		51,136	4,356

FINANCIALS 0.3%
HCC Insurance Holdings, Inc.		24,190	1,859

HEALTH CARE 0.6%
Hospira, Inc. (b)(k)		20,962	1,859
Omnicare, Inc.		19,730	1,860

			3,719

INDUSTRIALS 0.4%
Koninklijke Philips Electronics NV		518	13
Polypore International, Inc. (b)		43,328	2,595

			2,608

INFORMATION TECHNOLOGY 0.3%
Altera Corp.		36,349	1,861
iGate Corp. (b)		4,620	220

			2,081

MATERIALS 0.4%
Sigma-Aldrich Corp. (k)	17,364	2,420

UTILITIES 0.0%
Pepco Holdings, Inc.	943	25

Total Common Stocks (Cost $20,296)		20,486

EXCHANGE-TRADED FUNDS 5.0%
iShares U.S. Real Estate ETF	109,952	7,840
Vanguard FTSE Emerging Markets ETF	354,098	14,475
Vanguard REIT ETF	143,050	10,684

Total Exchange-Traded Funds (Cost $31,940)		32,999

REAL ESTATE INVESTMENT TRUSTS 1.4%
FINANCIALS 1.4%
American Capital Agency Corp.	524,647	9,638

Total Real Estate Investment Trusts (Cost $10,419)		9,638

SHORT-TERM INSTRUMENTS 22.9%
REPURCHASE AGREEMENTS (h) 12.1%		80,764

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 8.5%
Fannie Mae
0.150% due 07/01/2015 †	$2,500	2,500
Federal Home Loan Bank
0.039% due 07/15/2015 †	3,800	3,800
0.040% due 07/06/2015 - 07/10/2015 †	3,900	3,900
0.085% due 09/17/2015 †	5,700	5,699
0.090% due 09/08/2015 - 09/16/2015 †	14,600	14,599
0.125% due 09/02/2015 †	5,500	5,500
0.170% due 09/04/2015 †	1,000	1,000
Freddie Mac
0.080% due 09/08/2015 †	3,200	3,200
0.100% due 10/02/2015 - 10/29/2015 †	14,800	14,796
0.150% due 07/07/2015 †	1,500	1,500

		56,494

U.S. TREASURY BILLS 2.3%
0.022% due 07/16/2015 - 11/12/2015 (c)(l)(n)†	15,084	15,084

Total Short-Term Instruments (Cost $152,337)		152,342

Total Investments in Securities (Cost $927,325)		899,009

	SHARES
INVESTMENTS IN AFFILIATES 17.1%
MUTUAL FUNDS (g) 16.9%
PIMCO Emerging Markets Currency Fund	12,240,929	112,127

Total Mutual Funds (Cost $125,406)		112,127

SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	159,104	1,578

Total Short-Term Instruments (Cost $1,578)		1,578

Total Investments in Affiliates (Cost $126,984)		113,705

Total Investments 152.3% (Cost $1,054,309)		$1,012,714
Financial Derivative Instruments (j)(m) 1.2% (Cost or Premiums, net $(1,355))		7,600
Other Assets and Liabilities, net (53.5%)		(355,399)

Net Assets 100.0%		$664,915

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.250%	†	06/30/2015	07/01/2015	$2,700	U.S. Treasury Notes 2.125% due 09/30/2021	$(2,753)	$2,700	$2,700
BOS	0.250	†	06/30/2015	07/01/2015	5,100	U.S. Treasury Bonds 3.750% due 11/15/2043	(5,205)	5,100	5,100
DEU	0.140	†	06/30/2015	07/01/2015	6,400	U.S. Treasury Notes 2.625% due 11/15/2020	(6,536)	6,400	6,400
FOB	0.250	†	06/30/2015	07/01/2015	9,500	U.S. Treasury Notes 0.500% due 01/31/2017	(9,694)	9,500	9,500
GSC	0.350	†	06/30/2015	07/01/2015	3,000	Freddie Mac 3.500% due 09/01/2042	(3,105)	3,000	3,000
JPS	0.250	†	06/30/2015	07/01/2015	4,600	U.S. Treasury Notes 2.000% due 05/31/2021	(4,702)	4,600	4,600
MBC	0.240	†	06/30/2015	07/01/2015	24,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(24,968)	24,200	24,200
NOM	0.200	†	06/30/2015	07/01/2015	24,200	U.S. Treasury Notes 2.375% due 08/15/2024	(24,673)	24,200	24,200
SSB	0.000	†	06/30/2015	07/01/2015	1,064	Fannie Mae 2.260% due 12/31/2099	(1,094)	1,064	1,064

Total Repurchase Agreements							$(82,730)	$80,764	$80,764

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.010%	06/30/2015	07/02/2015	$(13,748)	$(13,748)
	0.400	06/15/2015	07/06/2015	(2,225)	(2,226)
	0.420	06/18/2015	07/08/2015	(5,475)	(5,476)
	0.480	06/18/2015	07/08/2015	(1,218)	(1,218)
BSN	0.270	04/13/2015	07/13/2015	(235)	(235)
	0.270	04/14/2015	07/14/2015	(9,193)	(9,199)
	0.280	05/13/2015	07/13/2015	(2,889)	(2,890)
	0.280	05/18/2015	07/20/2015	(4,827)	(4,828)
	0.280	05/19/2015	07/21/2015	(63,684)	(63,706)
	0.280	05/26/2015	07/27/2015	(45,549)	(45,561)
	0.280	06/05/2015	07/07/2015	(6,006)	(6,007)
DEU	0.230	07/01/2015	07/22/2015	(142)	(142)
GRE	0.400	06/19/2015	07/08/2015	(15,523)	(15,526)
	0.420	06/12/2015	07/02/2015	(28,500)	(28,507)
	0.420	06/24/2015	07/02/2015	(9,468)	(9,468)
	0.490	06/24/2015	07/08/2015	(2,956)	(2,956)
	0.490	06/25/2015	07/02/2015	(3,345)	(3,345)
	0.580	06/30/2015	07/07/2015	(14,045)	(14,045)
	0.600	06/30/2015	07/02/2015	(11,186)	(11,186)
JPS	0.230	06/30/2015	07/13/2015	(25,019)	(25,019)
	0.450	06/26/2015	07/02/2015	(1,685)	(1,685)

Total Reverse Repurchase Agreements					$(266,973)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.000%	05/07/2015	08/06/2015	EUR	(16,631)	$(18,623)
GSC	(0.100)	06/29/2015	07/02/2015		$(2,177)	(2,177)
	0.110	06/19/2015	07/20/2015		(4,671)	(4,679)
	0.290	05/21/2015	07/21/2015		(2,384)	(2,387)
	0.300	05/29/2015	07/10/2015		(42,705)	(42,757)
	0.460	06/29/2015	07/06/2015		(2,044)	(2,046)
MSC	0.300	05/20/2015	07/13/2015		(7,358)	(7,371)
	0.311	05/21/2015	07/15/2015		(8,285)	(8,260)
	0.410	06/11/2015	07/02/2015		(27,460)	(27,469)
	0.510	06/19/2015	07/09/2015		(901)	(902)
TDM	0.300	05/20/2015	07/14/2015		(9,529)	(9,548)
	0.330	06/04/2015	07/14/2015		(7,654)	(7,668)
	0.430	06/17/2015	07/07/2015		(8,347)	(8,355)

Total Sale-Buyback Transactions						$(142,242)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $268,415 at a weighted average interest rate of 0.227%.
(3)	Payable for sale-buyback transactions includes $190 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$18,600	$(18,594)	$(18,488)
Fannie Mae	3.500	07/01/2045	7,000	(7,196)	(7,201)
Fannie Mae	3.500	08/01/2045	5,000	(5,120)	(5,130)
Fannie Mae	4.000	07/01/2045	7,000	(7,400)	(7,407)
Fannie Mae	4.000	08/01/2045	13,000	(13,719)	(13,726)
Fannie Mae	4.500	07/01/2045	13,000	(14,013)	(14,046)

Total Short Sales				$(66,042)	$(65,998)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(i)	Securities with an aggregate market value of $407,202 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price (1)	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Wheat August Futures †	$495.000	07/24/2015	98	$15	$1
Call - NYMEX Natural Gas May Futures †	3.500	04/26/2016	253	409	437

				$424	$438

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Corn December Futures †	$340.000	11/20/2015	208	$81	$26
Put - CBOT U.S. Treasury 10-Year Note September Futures	108.500	08/21/2015	25	0	0
Call - CBOT U.S. Treasury 10-Year Note September Futures	144.500	08/21/2015	67	1	1
Call - CBOT U.S. Treasury 30-Year Bond September Futures	210.000	08/21/2015	71	1	1
Put - CBOT U.S. Treasury Ultra Long-Term Bond September Futures	60.000	08/21/2015	147	1	2
Put - CME 90-Day Eurodollar December Futures	99.375	12/14/2015	170	28	23
Call - NYMEX Brent Crude Spread February Futures †	71.500	02/29/2016	13	40	63
Call - NYMEX Brent Crude Spread February Futures †	87.000	02/29/2016	20	27	26
Call - NYMEX Brent Crude Spread January Futures †	71.500	01/29/2016	13	40	54
Call - NYMEX Brent Crude Spread January Futures †	87.000	01/29/2016	20	27	19
Call - NYMEX Brent Crude Spread March Futures †	71.500	03/31/2016	13	39	68
Call - NYMEX Brent Crude Spread March Futures †	87.000	03/31/2016	20	27	30
Put - NYMEX Crude December Futures †	48.000	11/17/2015	308	1,126	367

				$1,438	$680

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	2,135.000	07/17/2015	96	$122	$20

Total Purchased Options				$1,984	$1,138

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price (1)	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude August Futures †	$1.000	07/20/2015	32	$(7)	$(1)
Put - NYMEX Crude August Futures †	1.000	07/20/2015	32	(4)	0
Call - NYMEX Crude December Futures †	0.250	11/19/2015	32	(7)	(8)
Put - NYMEX Crude December Futures †	1.000	11/19/2015	32	(3)	(3)
Call - NYMEX Crude November Futures †	0.250	10/19/2015	32	(7)	(7)
Put - NYMEX Crude November Futures †	1.000	10/19/2015	32	(3)	(3)
Call - NYMEX Crude October Futures †	0.250	09/21/2015	32	(7)	(5)
Put - NYMEX Crude October Futures †	1.000	09/21/2015	32	(3)	(2)
Call - NYMEX Crude September Futures †	0.250	08/19/2015	32	(7)	(5)
Put - NYMEX Crude September Futures †	1.000	08/19/2015	32	(3)	(1)
Put - NYMEX Natural Gas August Futures †	2.550	07/28/2015	29	(12)	(9)
Put - NYMEX Natural Gas August Futures †	2.600	07/28/2015	23	(12)	(10)
Call - NYMEX Natural Gas August Futures †	3.050	07/28/2015	17	(9)	(9)
Call - NYMEX Natural Gas August Futures †	3.100	07/28/2015	70	(28)	(29)
Call - NYMEX Natural Gas August Futures †	3.150	07/28/2015	26	(10)	(8)
Call - NYMEX Natural Gas November Futures †	3.400	10/27/2015	253	(277)	(293)
Call - NYMEX WTI Crude August Futures †	0.250	07/20/2015	81	(14)	(4)
Put - NYMEX WTI Crude August Futures †	1.000	07/20/2015	81	(11)	(1)
Call - NYMEX WTI Crude December Futures †	—	11/19/2015	33	(3)	(5)
Call - NYMEX WTI Crude December Futures †	0.250	11/19/2015	81	(14)	(19)
Put - NYMEX WTI Crude December Futures †	0.750	11/19/2015	33	(3)	(5)
Put - NYMEX WTI Crude December Futures †	1.000	11/19/2015	81	(11)	(9)
Call - NYMEX WTI Crude November Futures †	—	10/19/2015	33	(3)	(4)
Call - NYMEX WTI Crude November Futures †	0.250	10/19/2015	81	(14)	(17)
Put - NYMEX WTI Crude November Futures †	0.750	10/19/2015	33	(3)	(4)
Put - NYMEX WTI Crude November Futures †	1.000	10/19/2015	81	(11)	(8)
Call - NYMEX WTI Crude October Futures †	—	09/21/2015	33	(3)	(3)
Call - NYMEX WTI Crude October Futures †	0.250	09/21/2015	81	(14)	(12)
Put - NYMEX WTI Crude October Futures †	0.750	09/21/2015	33	(3)	(3)
Put - NYMEX WTI Crude October Futures †	1.000	09/21/2015	81	(11)	(5)
Call - NYMEX WTI Crude September Futures †	0.250	08/19/2015	81	(14)	(12)
Put - NYMEX WTI Crude September Futures †	1.000	08/19/2015	81	(11)	(2)
Call - NYMEX WTI-Brent Crude Spread August Futures †	4.000	07/15/2015	65	(24)	(29)
Put - NYMEX WTI-Brent Crude Spread August Futures †	9.000	07/15/2015	65	(35)	(1)

				$(601)	$(536)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT Soybean August Futures †	$880.000	07/24/2015	101	$(42)	$(1)
Call - CBOT Soybean August Futures †	980.000	07/24/2015	101	(40)	(375)
Put - CBOT U.S. Treasury 10-Year Note September Futures	124.000	08/21/2015	43	(35)	(19)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	43	(28)	(33)
Put - CBOT Wheat August Futures †	475.000	07/24/2015	98	(40)	(1)
Put - CBOT Wheat December Futures †	460.000	11/20/2015	156	(86)	(16)
Call - NYMEX Gasoline December Futures †	21,500.000	11/24/2015	67	(105)	(105)
Call - NYMEX New York Harbor ULSD Financial February Futures †	2.100	02/29/2016	13	(48)	(70)
Call - NYMEX New York Harbor ULSD Financial February Futures †	250.000	02/29/2016	20	(35)	(32)
Call - NYMEX New York Harbor ULSD Financial January Futures †	2.100	01/29/2016	13	(48)	(65)
Call - NYMEX New York Harbor ULSD Financial January Futures †	250.000	01/29/2016	20	(35)	(27)
Call - NYMEX New York Harbor ULSD Financial March Futures †	2.100	03/31/2016	13	(48)	(73)
Call - NYMEX New York Harbor ULSD Financial March Futures †	250.000	03/31/2016	20	(35)	(37)

				$(625)	$(854)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	2,020.000	07/17/2015	96	$(110)	$(164)

Total Written Options				$(1,336)	$(1,554)

(1)	Strike Price determined when exercised based on predetermined terms.

Futures Contracts:

					Variation Margin (5)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	925	$(160)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	460	(161)	11	0
90-Day Eurodollar March Futures	Short	03/2016	312	(133)	4	0
90-Day Eurodollar March Futures	Short	03/2017	448	(120)	6	0
90-Day Eurodollar September Futures	Short	09/2016	103	(40)	3	0
Aluminum October Futures †	Short	10/2015	88	61	0	0
Arabica Coffee December Futures †	Short	12/2015	11	(20)	0	0
Brent Crude December Futures †	Long	11/2015	146	(41)	212	0
Brent Crude December Futures †	Long	10/2016	164	(72)	139	0
Brent Crude December Futures †	Long	10/2017	62	23	24	0
Brent Crude June Futures †	Long	04/2016	32	1	35	0
Brent Crude June Futures †	Short	04/2017	31	73	0	(19)
Brent Crude June Futures †	Short	04/2018	31	17	0	(6)
Brent Crude March Futures †	Short	01/2016	158	61	0	(193)
Brent Crude March Futures †	Short	01/2017	82	39	0	(61)
Brent Crude November Futures †	Long	10/2015	58	(15)	83	0
Brent Crude September Futures †	Long	08/2015	369	(31)	519	0
Brent Crude September Futures †	Short	07/2016	82	31	0	(80)
Brent Dubai Swap August Futures †	Short	08/2015	4	5	0	0
Brent Dubai Swap December Futures †	Short	12/2015	4	0	0	0
Brent Dubai Swap July Futures †	Short	07/2015	4	8	0	0
Brent Dubai Swap November Futures †	Short	11/2015	4	1	0	0
Brent Dubai Swap October Futures †	Short	10/2015	4	1	0	0
Brent Dubai Swap September Futures †	Short	09/2015	4	3	0	0
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	43	(4)	22	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	43	2	0	(8)
Call Options Strike @ USD 83.000 on Brent Crude January Futures †	Long	12/2015	67	(13)	9	0
Cocoa December Futures †	Long	12/2015	189	703	0	(110)
Cocoa September Futures †	Short	09/2015	143	(258)	89	0
Copper October Futures †	Long	10/2015	15	9	0	0
Corn December Futures †	Short	12/2015	97	(237)	0	(142)
Cotton No. 2 December Futures †	Short	12/2015	33	(26)	0	(11)
Cotton No. 2 March Futures †	Long	03/2016	33	21	8	0
E-mini NASDAQ 100 Index September Futures	Long	09/2015	76	(115)	19	0
E-mini S&P 500 Index September Futures	Short	09/2015	652	1,119	0	(127)
EIA Flat Tax On-Highway Diesel Swap Contracts August Futures †	Short	08/2015	8	(28)	0	(16)
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	8	(31)	0	(13)
EIA Flat Tax On-Highway Diesel Swap Contracts July Futures †	Short	07/2015	8	(25)	0	(17)
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	8	(31)	0	(14)
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	8	(43)	0	(14)
EIA Flat Tax On-Highway Diesel Swap Contracts September Futures †	Short	09/2015	8	(45)	0	(16)
EURO STOXX 50 September Futures	Long	09/2015	148	(345)	0	(309)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	12	(4)	11	(33)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	46	91	93	0
Euro-Mill Wheat December Futures †	Long	12/2015	563	546	400	0
Euro-Mill Wheat March Futures †	Long	03/2016	172	235	117	0
Euro-Mill Wheat September Futures †	Long	09/2015	325	412	236	0
European Naphtha Crack Spread April Futures †	Short	04/2016	4	1	1	0
European Naphtha Crack Spread August Futures †	Short	08/2016	4	2	1	0
European Naphtha Crack Spread December Futures †	Short	12/2016	4	0	0	0
European Naphtha Crack Spread February Futures †	Short	02/2016	4	2	1	0
European Naphtha Crack Spread January Futures †	Short	01/2016	4	3	1	0
European Naphtha Crack Spread July Futures †	Short	07/2016	4	2	1	0
European Naphtha Crack Spread June Futures †	Short	06/2016	4	(1)	1	0
European Naphtha Crack Spread March Futures †	Short	03/2016	4	0	1	0
European Naphtha Crack Spread May Futures †	Short	05/2016	4	0	1	0
European Naphtha Crack Spread November Futures †	Short	11/2016	4	0	0	0
European Naphtha Crack Spread October Futures †	Short	10/2016	4	1	0	0
European Naphtha Crack Spread September Futures †	Short	09/2016	4	1	1	0
Gas Oil December Futures †	Long	12/2015	52	(78)	43	0
Gas Oil December Futures †	Long	12/2016	22	(14)	15	0
Gas Oil June Futures †	Short	06/2016	11	7	0	(8)
Gas Oil June Futures †	Short	06/2017	11	14	0	(7)
Gas Oil October Futures †	Short	10/2015	13	19	0	(11)
Gas Oil September Futures †	Short	09/2015	52	31	0	(46)
Gold 100 oz. August Futures †	Long	08/2015	99	(29)	2	(35)
Gold 100 oz. December Futures †	Long	12/2015	1	(2)	0	(1)
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap August Futures †	Long	08/2015	8	45	16	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap December Futures †	Long	12/2015	8	49	13	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap July Futures †	Long	07/2015	8	37	17	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap November Futures †	Long	11/2015	8	46	14	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap October Futures †	Long	10/2015	8	56	14	0
Gulf Coast Ultra Low Sulfur Diesel Calendar Swap September Futures †	Long	09/2015	8	55	16	0
Hang Seng China Enterprises Index July Futures	Long	07/2015	167	(535)	293	(423)
Hard Red Spring Wheat September Futures †	Long	09/2015	112	432	104	0
Hard Red Winter Wheat December Futures †	Short	12/2015	100	(327)	0	(139)
Hard Red Winter Wheat September Futures †	Long	09/2015	297	1,247	427	0
Henry Hub Natural Gas April Futures †	Long	03/2016	577	(224)	0	0
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	107	(298)	0	0
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	112	(286)	2	0
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	112	(213)	3	0
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	100	(231)	2	0
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	112	(259)	2	0
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	112	(291)	1	0
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	107	(287)	1	0
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	112	(271)	1	0
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	112	(311)	1	0
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	107	(246)	2	0
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	112	(280)	1	0
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	107	(275)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2016	12	5	1	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	49	(14)	12	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2016	15	6	2	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	66	(8)	7	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2016	15	7	3	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2016	12	6	1	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2016	12	7	1	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	49	(19)	10	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2016	15	6	2	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2016	12	5	1	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2016	12	6	1	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2016	12	5	1	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	66	(8)	7	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2016	15	7	3	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	66	(9)	12	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2016	15	7	3	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	49	(11)	12	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2016	15	6	2	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	1	0	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	1	(1)	0	0
Natural Gas April Futures †	Long	03/2017	80	49	10	0
Natural Gas August Futures †	Long	07/2015	529	(19)	143	0
Natural Gas December Futures †	Short	11/2015	142	(112)	0	(20)
Natural Gas January Futures †	Short	12/2015	86	133	0	(7)
Natural Gas March Futures †	Short	02/2016	349	192	0	(17)
Natural Gas March Futures †	Short	02/2017	80	(42)	0	(6)
Natural Gas October Futures †	Short	09/2015	40	(59)	0	(9)
Natural Gas September Futures †	Short	08/2015	529	58	0	(122)
New York Harbor ULSD December Futures †	Long	11/2015	187	470	349	0
New York Harbor ULSD June Futures †	Short	05/2016	32	54	0	(48)
New York Harbor ULSD March Futures †	Long	02/2016	32	(50)	51	0
New York Harbor ULSD October Futures †	Short	09/2015	13	30	0	(24)
Nickel October Futures †	Long	10/2015	11	(53)	0	0
Nikkei Index 400 September Futures	Long	09/2015	1,261	(255)	82	(443)
Platinum October Futures †	Long	10/2015	142	(155)	0	(20)
Put Options Strike @ EUR 130.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	46	0	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond August Futures	Long	07/2015	43	0	0	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	43	11	15	0
Put Options Strike @ USD 54.000 on Brent Crude December Futures †	Short	11/2015	109	202	29	0
Put Options Strike @ USD 55.000 on Brent Crude December Futures †	Short	11/2015	199	558	60	0
RBOB Gasoline December Futures †	Short	11/2015	340	(437)	0	(459)
RBOB Gasoline March Futures †	Long	02/2016	126	(11)	159	0
RBOB Gasoline November Futures †	Short	10/2015	80	79	0	(108)
RBOB Gasoline September Futures †	Short	08/2015	330	(801)	0	(586)
Silver December Futures †	Long	12/2015	2	(4)	0	(1)
Soybean January Futures †	Short	01/2016	179	(539)	0	(512)
Soybean March Futures †	Long	03/2016	253	866	629	0
Soybean May Futures †	Long	05/2016	229	458	415	0
Soybean Meal December Futures †	Short	12/2015	484	(1,790)	0	(929)
Soybean November Futures †	Long	11/2015	142	526	406	0
Soybean Oil December Futures †	Short	12/2015	433	(233)	0	(171)
Soybean Oil March Futures †	Long	03/2016	37	19	15	0
Sugar No. 11 February Futures †	Short	02/2016	130	(52)	0	(51)
Sugar No. 11 October Futures †	Short	09/2015	18	(11)	0	(8)
U.S. Treasury 10-Year Note September Futures	Short	09/2015	18	20	1	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	68	12	7	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	16	(43)	0	(1)
Wheat December Futures †	Short	12/2015	247	(1,299)	0	(386)
Wheat March Futures †	Short	03/2016	63	(270)	0	(103)
Wheat September Futures †	Short	09/2015	428	(2,445)	0	(690)
WTI Crude August Futures †	Short	07/2015	218	388	0	(247)
WTI Crude December Futures †	Short	11/2015	1,092	199	0	(1,201)
WTI Crude December Futures †	Short	11/2016	521	728	0	(471)
WTI Crude December Futures †	Long	11/2017	218	(86)	142	0
WTI Crude December Futures †	Short	11/2018	230	(7)	0	(106)
WTI Crude June Futures †	Long	05/2016	864	(663)	826	0
WTI Crude June Futures †	Long	05/2017	72	(49)	66	0
WTI Crude March Futures †	Long	02/2016	393	339	397	0
WTI Crude November Futures †	Short	10/2015	138	(129)	0	(156)
WTI Crude October Futures †	Long	09/2015	296	237	337	0
WTI Crude September Futures †	Short	08/2015	370	73	0	(426)
WTI Crude September Futures †	Long	08/2016	773	(1,310)	665	0
Zinc October Futures †	Long	10/2015	16	(18)	0	0

Total Futures Contracts				$(6,185)	$7,925	$(9,187)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	1.000%	06/20/2020	EUR 15,900	$220	$(119)	$0	$(72)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$61,200	$(86)	$(87)	$4	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		21,600	(115)	(12)	1	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		5,900	(5)	12	0	(2)
Receive	3-Month USD-LIBOR †	2.500	12/16/2025		43,700	359	(150)	25	(9)
Pay	3-Month USD-LIBOR	2.670	07/13/2045		770	(44)	(2)	0	(2)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		48,800	2,509	(855)	107	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		3,300	(159)	20	0	(9)
Pay	6-Month EUR-EURIBOR	0.500	09/16/2022	EUR	10,650	(289)	(106)	78	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		9,910	678	1,044	0	(264)
Receive	6-Month GBP-LIBOR	1.250	06/17/2017	GBP	17,900	(86)	(16)	0	(35)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		9,130	278	293	0	(162)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		5,850	769	576	0	(208)
Receive	28-Day MXN-TIIE	4.035	02/03/2017	MXN	282,200	(18)	(86)	0	(19)
Pay	28-Day MXN-TIIE	5.430	11/17/2021		265,100	(306)	(239)	120	0
Pay	28-Day MXN-TIIE	5.750	12/06/2021		152,200	1	75	70	0
						$3,486	$467	$405	$(710)
Total Swap Agreements						$3,706	$348	$405	$(782)

(5)	Unsettled variation margin asset of $51 for futures and $21 for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $7,258 have been pledged as collateral as of June 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(l)	Securities with an aggregate market value of $23,120 and cash of $9,239 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015			$11,207	GBP	7,124	$0	$(14)
	08/2015		GBP	7,124		$11,205	14	0
BOA	07/2015		BRL	14,133		4,556	11	0
	07/2015		NZD	20,464		14,601	733	0
	07/2015			$5,110	BRL	14,133	0	(565)
	07/2015			5,111	INR	328,035	47	(14)
	07/2015			135	MXN	2,056	0	(4)
BPS	07/2015		BRL	151,525		$48,826	90	0
	07/2015		JPY	583,512		4,722	0	(45)
	07/2015			$48,838	BRL	151,525	0	(102)
	07/2015			6,835	MXN	105,984	0	(94)
	08/2015			47,728	BRL	149,817	0	(96)
BRC	07/2015		PLN	11,333		$2,962	0	(50)
	07/2015			$215	ZAR	2,637	0	0
CBK	07/2015		AUD	912		$695	0	(8)
	07/2015		BRL	65,000		20,950	44	0
	07/2015	†	CAD	6,033		4,889	59	0
	07/2015		EUR	15,142		16,485	0	(396)
	07/2015		TRY	321		119	1	0
	07/2015			$25,140	BRL	65,000	0	(4,234)
	07/2015	†		23,550	EUR	21,022	90	(204)
	07/2015			778	MXN	11,916	0	(20)
	08/2015	†		4,887	CAD	6,033	0	(58)
	08/2015			693	GBP	440	0	(2)
	09/2015		HKD	5,702		$735	0	0
	09/2015		MXN	410,372		25,959	13	0
	01/2016		BRL	6,207		1,859	0	(15)
DUB	07/2015			11,112		3,614	40	0
	07/2015		GBP	7,124		10,917	0	(277)
	07/2015		KRW	2,159,103		1,975	48	0
	07/2015			$3,567	BRL	11,112	13	(5)
FBF	07/2015		BRL	158,596		$62,985	11,975	0
	07/2015			$51,156	BRL	158,596	0	(146)
	08/2015	†		8,436	EUR	7,561	0	(2)
	09/2015		CNY	3,219		$524	0	(1)
GLM	07/2015		BRL	2,634		849	2	0
	07/2015		CAD	5,314		4,278	23	0
	07/2015			$836	BRL	2,634	11	0
	07/2015	†		4,857	CAD	6,033	0	(26)
	08/2015		EUR	1,926		$2,156	8	0
	08/2015	†		$453	EUR	404	0	(2)
HUS	07/2015		COP	1,807,083		$708	16	0
	07/2015	†	EUR	1,876		2,091	0	(1)
	07/2015		MXN	4,056		263	5	0
	08/2015	†		$2,092	EUR	1,876	1	0
JPM	07/2015		BRL	90,590		$29,928	791	0
	07/2015	†	EUR	2,172		2,463	41	0
	07/2015	†	GBP	174		266	0	(8)
	07/2015			$30,450	BRL	90,590	0	(1,313)
	07/2015	†		20,519	EUR	18,654	279	(2)
	07/2015			5,147	PLN	19,330	0	(10)
	08/2015		THB	4,113		$123	1	0
	08/2015			$5,461	INR	354,806	76	0
	04/2016		BRL	188,677		$58,460	3,115	0
MSB	07/2015			46,690		19,096	4,079	0
	07/2015			$15,040	BRL	46,690	7	(30)
	07/2015			4,730	JPY	583,512	38	0
	08/2015		JPY	583,512		$4,732	0	(38)
NGF	07/2015		MXN	52,177		3,375	57	0
SCX	07/2015		BRL	197,134		63,538	133	0
	07/2015		MXN	59,326		3,806	32	0
	07/2015			$64,914	BRL	197,134	0	(1,509)
	07/2015			84,495	EUR	75,405	0	(430)
	08/2015		EUR	75,405		$84,531	430	0
	09/2015		HKD	26,725		3,447	0	(1)
	09/2015			$3,783	MXN	59,326	0	(33)
UAG	07/2015		EUR	103,119		$112,513	12	(2,461)
	07/2015	†	GBP	440		670	0	(22)
	07/2015		MXN	4,397		282	2	0
	07/2015	†		$8,115	EUR	7,228	31	(88)
	07/2015			13,954	NZD	20,464	0	(86)
	08/2015		MYR	1,538		$408	0	0
	08/2015		NZD	20,464		13,913	86	0
	08/2015	†		$559	EUR	503	2	0
Total Forward Foreign Currency Contracts							$22,456	$(12,412)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD		$1.340	08/10/2015	EUR	31,000	$4	$0
CBK	Call - OTC EUR versus USD		1.293	07/20/2015		10,000	1	0
	Put - OTC USD versus CAD	CAD	1.150	07/17/2015		$4,300	0	0
	Put - OTC USD versus JPY	JPY	113.000	07/20/2015		3,700	0	0
							$5	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$19,400	$24	$21
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.670	07/09/2015	8,400	136	524
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	31,600	36	34
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	14,400	23	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	4,600	77	183
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	5,000	700	778
							$996	$1,555

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC Natural Gas December Futures †	$45.000	11/27/2015		$1,165	$25	$21
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015		1,326	29	22
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015		1,206	26	26
GST	Put - OTC Live Cattle December Futures †	140.000	12/04/2015		640	16	8
	Put - OTC WTI Crude December Futures †	48.000	11/17/2015		66	237	78
JPM	Put - OTC Live Cattle December Futures †	140.000	12/04/2015		720	21	9
MAC	Put - OTC Live Cattle December Futures †	140.000	12/04/2015		1,320	33	16
SOG	Put - OTC Natural Gas December Futures †	44.000	11/27/2015		874	15	10
	Put - OTC Natural Gas December Futures †	45.000	11/27/2015		477	9	8
	Put - OTC Natural Gas January Futures †	44.000	12/30/2015		994	17	12
	Put - OTC Natural Gas January Futures †	45.000	12/30/2015		542	11	9
	Put - OTC Natural Gas November Futures †	44.000	10/29/2015		904	15	13
	Put - OTC Natural Gas November Futures †	45.000	10/29/2015		493	10	10
						$464	$242

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC MSCI Emerging Markets Index	995.480	07/17/2015		$7	$49	$41
FBF	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019	EUR	5	1,873	2,165
						$1,922	$2,206

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 08/01/2045	$ 110.469	08/06/2015		$27,000	$1	$0
	Call - OTC Fannie Mae 3.500% due 07/01/2045	111.000	07/07/2015		27,000	1	0
	Call - OTC Fannie Mae 3.500% due 08/01/2045	112.125	08/06/2015		12,000	0	0
	Call - OTC Fannie Mae 4.000% due 08/01/2045	113.281	08/06/2015		17,000	1	0
						$3	$0
Total Purchased Options						$3,390	$4,003

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	1,700	$(3)	$(6)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,600	(3)	(5)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		3,200	(7)	(11)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,400	(3)	(5)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		1,700	(3)	(5)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		23,800	(38)	(84)
							$(57)	$(116)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	3,490	$(14)	$0
	Put - OTC EUR versus USD		1.110	07/20/2015		5,619	(28)	(68)
	Call - OTC EUR versus USD		1.170	07/20/2015		5,619	(31)	(5)
BRC	Call - OTC EUR versus USD		1.150	07/15/2015		32,060	(251)	(74)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$5,290	(126)	(733)
FBF	Put - OTC USD versus BRL		2.950	07/13/2015		6,720	(52)	(2)
	Put - OTC USD versus BRL		2.850	07/16/2015		5,973	(43)	0
	Call - OTC USD versus BRL		4.000	03/17/2016		13,100	(554)	(211)
UAG	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	3,550	(20)	0
							$(1,119)	$(1,093)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$200	$(2)	$(1)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	900	(1)	0
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	2,200	0	(85)
JPM	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	(2)
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	5,400	0	10
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	5,400	0	10
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	7,200	(81)	(79)

						$(89)	$(147)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$9,600	$(44)	$(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		12,500	(43)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		6,800	(44)	(63)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		6,800	(58)	(43)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/09/2015		8,400	(144)	0
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		7,000	(24)	(88)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		1,600	(10)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		1,600	(14)	(10)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	2,500	(22)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		2,500	(22)	(21)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$11,300	(35)	(35)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	2,700	(27)	(21)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		$14,400	(9)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		14,400	(14)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		23,300	(79)	(28)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		21,000	(700)	(701)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015		4,600	(75)	(5)

								$(1,364)	$(1,063)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Brent Crude February Futures †	$58.000	12/30/2015	$4	$(13)	$(15)
	Put - OTC Brent Crude February Futures †	59.000	12/30/2015	10	(21)	(34)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	5	(13)	(13)
	Put - OTC Brent Crude January Futures †	59.000	11/27/2015	10	(21)	(31)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	5	(13)	(11)
	Put - OTC Brent Crude October Futures †	59.000	10/29/2015	10	(21)	(26)
	Put - OTC Gold 100 oz. October Futures †	120.000	09/14/2015	2	(16)	(13)
GST	Put - OTC Brent Crude December Futures †	54.000	11/10/2015	29	(107)	(43)
	Put - OTC Brent Crude December Futures †	55.000	11/10/2015	37	(161)	(61)
	Put - OTC Gold 100 oz. August Futures †	65.000	07/13/2015	1	(16)	(32)
	Put - OTC Gold 100 oz. May Futures †	65.000	07/08/2015	2	(32)	(70)
	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	1,600	(32)	(24)
JPM	Put - OTC Lean Hogs December Futures †	56.000	12/14/2015	1,800	(36)	(27)
MAC	Put - OTC Brent Crude February Futures †	58.000	12/30/2015	6	(15)	(17)
	Put - OTC Brent Crude February Futures †	59.000	12/30/2015	6	(11)	(19)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	6	(15)	(14)
	Put - OTC Brent Crude January Futures †	59.000	11/27/2015	6	(11)	(16)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	6	(15)	(12)
	Put - OTC Brent Crude October Futures †	59.000	10/29/2015	6	(11)	(13)
	Put - OTC Lean Hogs December Futures †	60.000	12/14/2015	3,080	(52)	(81)
SOG	Put - OTC Brent Crude February Futures †	58.000	12/30/2015	500	(10)	(15)
	Put - OTC Brent Crude January Futures †	58.000	11/27/2015	500	(10)	(13)
	Put - OTC Brent Crude October Futures †	58.000	10/29/2015	500	(10)	(11)

					$(662)	$(611)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC MSCI Emerging Markets Index	932.040	07/17/2015		$7	$(53)	$(36)
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	5	(1,845)	(1,219)
GST	Call - OTC SPGCENP Index †	0.734	08/11/2015		$310,000	(14)	0
	Call - OTC SPGCICP Index †	0.360	07/09/2015		210,000	(8)	0
	Call - OTC SPGCICP Index †	0.407	08/11/2015		390,000	(15)	0
	Call - OTC SPGCNGP Index †	1.103	08/06/2015		2,000	(3)	0

						$(1,938)	$(1,255)

Total Written Options						$(5,229)	$(4,285)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 2H15 †	$2.750	12/31/2015	22,000	$0	$(12)	$0	$(12)
	Receive	LLSBRT CAL15 †	8.150	12/31/2015	90,000	0	542	542	0
BPS	Receive	EUROBOBCO 2Q3Q16 †	9.000	09/30/2016	132,000	0	37	37	0
	Receive	EURTOP 1Q16 †	2.070	03/31/2016	214,000	0	24	24	0
	Receive	EURTOP 4Q15 †	2.070	12/31/2015	214,000	0	57	57	0
	Pay	GOLDLNPM Index †	1,224.700	11/18/2015	2,000	0	103	103	0
	Pay	LLSBRT 2H15 †	2.550	12/31/2015	37,000	0	(13)	0	(13)
	Receive	PLTMLNPM Index †	1,177.500	11/18/2015	2,000	0	(195)	0	(195)
CBK	Pay	DTDBRTCO 1Q16 †	1.050	03/31/2016	15,000	0	(4)	0	(4)
	Pay	DTDBRTCO 4Q15 †	1.050	12/31/2015	15,000	0	(1)	0	(1)
	Receive	HSFOCO 1Q16 †	13.950	03/31/2016	5,000	0	1	1	0
	Receive	HSFOCO 4Q15 †	13.950	12/31/2015	5,000	0	1	1	0
	Receive	JETNWECO 1Q16 †	13.570	03/31/2016	8,000	0	1	1	0
	Receive	JETNWECO 4Q15 †	13.570	12/31/2015	8,000	0	(1)	0	(1)
	Pay	LLSBRT 2H15 †	2.500	12/31/2015	18,000	0	(6)	0	(6)
	Receive	NAPCO 1Q16 †	7.250	03/31/2016	3,000	0	1	1	0
	Receive	NAPCO 4Q15 †	7.250	12/31/2015	3,000	0	3	3	0
GST	Receive	EURTOP 1Q16 †	1.940	03/31/2016	24,000	0	6	6	0
	Receive	EURTOP 1Q16 †	2.040	03/31/2016	6,000	0	1	1	0
	Receive	EURTOP 1Q16 †	2.100	03/31/2016	21,000	0	2	2	0
	Receive	EURTOP 1Q16 †	2.130	03/31/2016	12,000	0	1	1	0
	Receive	EURTOP 1Q16 †	2.150	03/31/2016	10,000	0	0	0	0
	Receive	EURTOP 1Q16 †	2.210	03/31/2016	12,000	0	0	0	0
	Receive	EURTOP 4Q15 †	1.940	12/31/2015	24,000	0	9	9	0
	Receive	EURTOP 4Q15 †	2.040	12/31/2015	6,000	0	2	2	0
	Receive	EURTOP 4Q15 †	2.100	12/31/2015	21,000	0	5	5	0
	Receive	EURTOP 4Q15 †	2.130	12/31/2015	12,000	0	2	2	0
	Receive	EURTOP 4Q15 †	2.150	12/31/2015	11,000	0	2	2	0
	Receive	EURTOP 4Q15 †	2.210	12/31/2015	12,000	0	1	1	0
	Receive	LLSBRT 2H15 †	7.750	12/31/2015	12,000	0	67	67	0
	Pay	LLSBRT 2H15 †	3.000	12/31/2015	35,000	0	(29)	0	(29)
	Pay	LLSBRT 2H15 †	2.400	12/31/2015	25,000	0	(5)	0	(5)
	Receive	LLSBRT CAL15 †	9.150	12/31/2015	12,000	0	84	84	0
JPM	Receive	EUROBOBCO 2Q3Q16 †	8.900	09/30/2016	42,000	0	16	16	0
	Receive	EUROBOBCO 2Q3Q16 †	8.950	09/30/2016	30,000	0	10	10	0
	Pay	LLSBRT 2H15 †	2.300	12/31/2015	49,000	0	(5)	0	(5)
	Receive	LLSBRT CAL15 †	7.550	12/31/2015	90,000	0	488	488	0
	Receive	NAPCO CAL16 †	8.300	12/31/2016	48,000	0	13	13	0
MAC	Receive	CUAC 1Q16 †	25.750	03/31/2016	537,000	0	39	39	0
	Receive	CUAC 1Q16 †	28.000	03/31/2016	894,000	0	44	44	0
	Receive	CUAC 1Q16 †	29.000	03/31/2016	894,000	0	36	36	0
	Receive	CUAC 4Q15 †	41.500	12/31/2015	1,863,000	0	(63)	0	(63)
	Receive	CUAC 4Q15 †	46.500	12/31/2015	882,000	0	(74)	0	(74)
	Receive	CUAC 4Q15 †	48.000	12/31/2015	220,000	0	(22)	0	(22)
	Receive	CUAC 4Q15 †	49.000	12/31/2015	1,984,000	0	(216)	0	(216)
	Receive	CUAC 4Q15 †	50.000	12/31/2015	1,764,000	0	(209)	0	(209)
MYC	Pay	BRTDUBAI CAL15 †	2.680	12/31/2015	12,000	0	1	1	0
	Pay	LLSBRT CAL15 †	3.300	12/31/2015	18,000	0	(21)	0	(21)

						$0	$723	$1,599	$(876)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.481%	$3,100	$(73)	$11	$0	$(62)
BRC	Indonesia Government International Bond	1.000	12/20/2019	1.481	900	(21)	3	0	(18)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.481	100	(2)	0	0	(2)

						$(96)	$14	$0	$(82)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	1,100	$0	$12	$12	$0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,400	(4)	51	47	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		100	0	6	6	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	2,300	(3)	3	0	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,100	5	(2)	3	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		500	4	25	29	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	22,600	(10)	9	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.560	11/05/2016		$22,400	0	(372)	0	(372)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	13,700	(2)	1	0	(1)
CBK	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	700	0	(3)	0	(3)
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		1,400	1	15	16	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		500	(17)	34	17	0
DUB	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	25,500	(13)	12	0	(1)
	Receive	3-Month USD-CPURNSA Index	0.070	12/22/2015		$6,600	0	3	3	0
	Pay	3-Month USD-CPURNSA Index	1.480	11/20/2016		27,900	0	(410)	0	(410)
	Pay	3-Month USD-CPURNSA Index	1.473	11/21/2016		6,800	0	(99)	0	(99)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	300	0	(1)	0	(1)
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		700	(3)	39	36	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		500	(16)	33	17	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		300	0	18	18	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		100	1	(11)	0	(10)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		2,830	0	(110)	0	(110)
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		1,200	4	0	4	0
HUS	Pay	1-Year BRL-CDI	13.220	01/02/2018	BRL	24,800	0	9	9	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	0	1	1	0
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		1,500	2	75	77	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	20,600	(27)	26	0	(1)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	1,800	0	(22)	0	(22)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		400	3	10	13	0
	Pay	3-Month USD-CPURNSA Index	1.533	11/07/2016		$3,400	0	(55)	0	(55)
RYL	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		2,000	4	(109)	0	(105)
UAG	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	28,700	3	(123)	0	(120)

							$(68)	$(935)	$308	$(1,311)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	10,518	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		$2,124	$51	$51	$0
	Receive	DWRTFT Index	102	1-Month USD-LIBOR plus a specified spread	11/20/2015		847	(38)	0	(38)
BPS	Receive	BCOMF1T Index †	27,194	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		10,461	256	256	0
	Receive	BCOMTR Index †	19,619	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		3,963	95	95	0
BRC	Receive	DWRTFT Index	263	1-Month USD-LIBOR plus a specified spread	07/31/2015		2,185	(98)	0	(98)
CBK	Receive	BCOMF1T Index †	1,037	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		399	10	10	0
GLM	Receive	BCOMF1T Index †	18,000	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		6,912	181	181	0
	Receive	BCOMGC Index †	443,641	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		65,764	(778)	0	(778)
GST	Receive	DWRTFT Index	747	1-Month USD-LIBOR plus a specified spread	11/20/2015		6,206	(277)	0	(277)
	Receive	DWRTFT Index	1,143	1-Month USD-LIBOR plus a specified spread	03/31/2016		9,496	(424)	0	(424)
	Receive	DWRTFT Index	3,518	1-Month USD-LIBOR plus a specified spread	06/15/2016		29,227	(1,308)	0	(1,308)
JPM	Receive	EURO STOXX Banks Index	37,536	1-Month USD-LIBOR plus a specified spread	05/16/2016	EUR	11,873	(619)	0	(619)
	Receive	BCOMCO1 Index †	55,163	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		$19,389	(110)	0	(110)
	Pay	BCOMCOT Index †	26,208	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		19,489	157	157	0
	Receive	BCOMF1T Index †	230,130	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		88,521	2,163	2,163	0
	Pay	BCOMTR Index †	64,784	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		13,084	(375)	0	(375)
	Receive	JMABNICP Index †	47,449	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		24,832	522	522	0
MAC	Receive	BCOMXGRT Index †	10,680	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015		816	15	15	0

								$(577)	$3,450	$(4,027)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	SPGCCLP Index (6)†	8.851%	06/16/2017	$784	$0	$11	$11	$0
BPS	Pay	GOLDLNPM Index (6)†	3.098	08/03/2015	4,261	0	63	63	0
	Receive	SLVRLND Index (6)†	6.452	08/03/2015	2,953	0	(29)	0	(29)
DUB	Pay	SPGCCLP Index (6)†	6.376	11/17/2015	1,150	0	(135)	0	(135)
	Receive	WTI Crude December Futures (6)†	4.203	11/17/2015	1,420	0	115	115	0
GST	Pay	GOLDLNPM Index (6)†	6.126	11/25/2015	1,960	0	76	76	0
	Pay	GOLDLNPM Index (6)†	7.784	03/24/2020	5,735	0	20	20	0
	Pay	GOLDLNPM Index (6)†	7.840	04/06/2020	3,036	0	11	11	0
	Pay	GOLDLNPM Index (6)†	7.840	04/09/2020	3,036	0	11	11	0
	Pay	GOLDLNPM Index (6)†	7.896	04/14/2020	2,025	0	8	8	0
	Pay	GOLDLNPM Index (6)†	8.585	04/27/2020	2,389	0	24	24	0
	Pay	GOLDLNPM Index (6)†	8.703	04/28/2020	2,373	0	26	26	0
	Pay	Natural Gas August Futures (6)†	17.724	07/28/2015	790	0	(1)	0	(1)
	Pay	Natural Gas August Futures (6)†	18.063	07/28/2015	823	0	6	6	0
	Pay	S&P 500 Index (6)†	5.382	06/16/2017	1,293	0	3	3	0
	Receive	SLVRLND Index (6)†	10.890	11/25/2015	1,470	0	(55)	0	(55)
	Receive	SPGCCLP Index (6)†	8.644	05/17/2017	1,943	0	36	36	0
JPM	Pay	GOLDLNPM Index (6)†	10.890	04/29/2020	8,939	0	279	279	0
	Pay	GOLDLNPM Index (6)†	11.156	05/07/2020	3,742	0	125	125	0
MAC	Receive	SPGCCLP Index (6)†	8.556	06/16/2017	733	0	12	12	0
MYC	Pay	GOLDLNPM Index (6)†	3.276	09/18/2015	2,486	0	32	32	0
	Pay	GOLDLNPM Index (6)†	5.406	04/21/2016	260	0	7	7	0
	Pay	Natural Gas August Futures (6)†	18.063	07/28/2015	353	0	2	2	0
	Receive	SLVRLND Index (6)†	5.382	09/18/2015	1,940	0	21	21	0
	Receive	SLVRLND Index (6)†	9.151	04/21/2016	200	0	(2)	0	(2)
SOG	Pay	Nikkei 225 Index	0.000	12/09/2016	5,102,167	0	70	70	0
	Pay	S&P 500 Index (6)†	5.617	05/17/2017	3,375	0	20	20	0
	Pay	S&P 500 Index (6)†	5.359	06/16/2017	1,512	0	4	4	0

						$0	$760	$982	$(222)

Total Swap Agreements						$(164)	$(15)	$6,339	$(6,518)

(6)	Variance Swaps

(n)	Securities with an aggregate market value of $15,604 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$61,478	$0	$61,478
Industrials	0	10,209	0	10,209
Utilities	0	1,440	0	1,440
Municipal Bonds & Notes
West Virginia	0	152	0	152
U.S. Government Agencies	0	31,304	0	31,304
U.S. Treasury Obligations	0	423,254	0	423,254
Mortgage-Backed Securities	0	23,587	0	23,587
Asset-Backed Securities	0	19,029	0	19,029
Sovereign Issues	0	113,091	0	113,091
Common Stocks
Consumer Discretionary	3,418	0	0	3,418
Energy	4,356	0	0	4,356
Financials	1,859	0	0	1,859
Health Care	3,719	0	0	3,719
Industrials	2,608	0	0	2,608
Information Technology	2,081	0	0	2,081
Materials	2,420	0	0	2,420
Utilities	25	0	0	25
Exchange-Traded Funds	32,999	0	0	32,999
Real Estate Investment Trusts
Financials	9,638	0	0	9,638
Short-Term Instruments
Repurchase Agreements	0	80,764	0	80,764
Short-Term Notes	0	56,494	0	56,494
U.S. Treasury Bills	0	15,084	0	15,084
	$63,123	$835,886	$0	$899,009

Investments in Affiliates, at Value
Mutual Funds	112,127	0	0	112,127
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,578	0	0	1,578

	$113,705	$0	$0	$113,705

Total Investments	$176,828	$835,886	$0	$1,012,714

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(65,998)	$0	$(65,998)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8,286	429	753	9,468
Over the counter	0	32,597	201	32,798
	$8,286	$33,026	$954	$42,266

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,524)	(999)	0	(11,523)
Over the counter	(35)	(22,805)	(375)	(23,215)

	$(10,559)	$(23,804)	$(375)	$(34,738)

Totals	$174,555	$779,110	$579	$954,244

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.8%
BANK LOAN OBLIGATIONS 7.4%
AABS Ltd.
4.875% due 01/10/2038		$17,319	$17,681
Activision Blizzard, Inc.
3.250% due 10/12/2020		3,140	3,151
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		26,076	26,150
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (g)		19,300	19,790
Charter Communications Operating LLC
3.000% due 07/01/2020		8,997	8,899
3.000% due 01/04/2021		6,456	6,385
Crown Castle Operating Co.
3.000% due 01/31/2021		41,976	41,803
CSC Holdings, Inc.
2.687% due 04/17/2020		13,973	13,876
Delos Finance SARL
3.500% due 03/06/2021		38,100	38,127
Delta Air Lines, Inc.
2.182% due 09/30/2019 (g)		28,892	29,163
2.256% due 05/09/2019 (g)		6,657	6,780
Endo Luxembourg Finance Co. SARL
3.750% due 06/11/2022		5,500	5,521
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		75,238	75,426
Getty Images, Inc.
4.750% due 10/18/2019		792	591
GLP Financing, LLC
1.780% due 10/29/2018		1,500	1,466
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		16,783	16,802
International Aircraft Leasing and Trading
2.883% - 4.140% due 07/10/2015 (g)		6,168	6,164
Jefferies Finance LLC
4.500% due 05/01/2020		5,000	5,000
Las Vegas Sands LLC
3.250% due 12/18/2020		66,774	66,561
Maxim Crane Works LP
10.250% due 11/26/2018		6,400	6,448
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (g)		15,801	15,087
5.860% - 6.110% due 06/24/2021 (g)		11,718	11,017
NRG Energy, Inc.
2.750% due 07/02/2018		20,254	20,118
Pennon Group PLC
5.125% due 12/15/2020		5,288	5,350
Rise Ltd.
4.750% due 01/31/2021 (g)		4,557	4,583
RPI Finance Trust
3.500% due 11/09/2020		18,183	18,219
Scorpio Bulkers, Inc.
0.340% - 2.378% due 06/30/2028		1,928	1,925
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		7,732	7,766
Westmoreland Coal Co.
7.500% due 12/16/2020		5,572	5,433
WR Grace & Co.
1.000% - 2.750% due 02/03/2021		6,903	6,905

Total Bank Loan Obligations (Cost $491,919)			492,187

CORPORATE BONDS & NOTES 62.1%
BANKING & FINANCE 34.3%
ABN AMRO Bank NV
6.250% due 09/13/2022		9,475	10,209
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,120
Alpha Credit Group PLC
3.375% due 06/17/2017	EUR	4,000	1,971
Alpha Star Holding Ltd.
4.970% due 04/09/2019		$4,000	3,740
American Express Co.
4.900% due 03/15/2020 (f)		1,875	1,819
American Express Credit Corp.
2.375% due 05/26/2020		11,200	11,117

American International Group, Inc.
4.500% due 07/16/2044		9,300	8,849
8.175% due 05/15/2068		400	531
American Tower Corp.
2.800% due 06/01/2020		7,200	7,102
4.000% due 06/01/2025		21,500	20,973
ARC Properties Operating Partnership LP
3.000% due 02/06/2019		6,970	6,630
Atrium European Real Estate Ltd.
4.000% due 04/20/2020	EUR	1,564	1,868
Aviation Loan Trust
2.396% due 12/15/2022		$4,241	3,940
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		1,800	1,940
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,590
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	610
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,669
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		1,900	1,347
9.000% due 06/18/2024 (f)		12,350	11,204
9.250% due 04/15/2023 (f)		1,800	1,719
Banco Santander Brasil S.A.
4.625% due 02/13/2017		2,760	2,849
Banco Santander Chile
1.176% due 04/11/2017		2,850	2,844
1.875% due 01/19/2016		5,000	5,012
3.750% due 09/22/2015		15,582	15,644
Bank of America Corp.
0.000% due 01/04/2017 (c)		35,000	34,677
2.600% due 01/15/2019		14,450	14,610
3.958% due 10/21/2025	MXN	69,000	4,829
4.000% due 04/01/2024		$7,850	7,992
4.100% due 07/24/2023		2,325	2,395
4.125% due 01/22/2024		2,800	2,873
5.650% due 05/01/2018		21,045	23,122
5.750% due 08/15/2016		500	524
5.750% due 12/01/2017		2,075	2,261
6.000% due 09/01/2017		25,630	27,877
6.250% due 09/05/2024 (f)		11,200	11,165
6.400% due 08/28/2017		15,528	17,031
6.875% due 04/25/2018		53,392	60,326
Bank of America N.A.
0.696% due 05/08/2017		10,000	9,989
5.300% due 03/15/2017		2,084	2,208
6.100% due 06/15/2017		6,510	7,052
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.692% due 03/10/2017		15,000	14,995
2.850% due 09/08/2021		24,450	24,469
Barclays Bank PLC
7.625% due 11/21/2022		4,550	5,190
10.179% due 06/12/2021		290	385
14.000% due 06/15/2019 (f)	GBP	400	821
BBVA Bancomer S.A.
4.500% due 03/10/2016		$9,650	9,877
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		37,114	37,472
Bear Stearns Cos. LLC
6.400% due 10/02/2017		11,500	12,659
7.250% due 02/01/2018		36,095	40,886
BGC Partners, Inc.
5.375% due 12/09/2019		13,550	14,155
BioMed Realty LP
4.250% due 07/15/2022		3,200	3,242
Blackstone CQP Holdco LP
9.296% due 03/18/2019		24,866	25,534
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045		3,700	3,389
5.000% due 06/15/2044		4,000	4,005
BPCE S.A.
0.775% due 07/15/2015		11,000	11,001
4.500% due 03/15/2025		30,000	29,024
4.625% due 07/11/2024		5,250	5,136
5.150% due 07/21/2024		6,300	6,393
5.700% due 10/22/2023		1,700	1,797
Cantor Fitzgerald LP
7.875% due 10/15/2019		26,675	29,380
Citigroup, Inc.
0.551% due 06/09/2016		1,500	1,494
0.674% due 05/31/2017	EUR	3,000	3,325
1.074% due 04/01/2016		$7,800	7,817
1.237% due 07/25/2016		11,200	11,235
3.300% due 04/27/2025		13,600	13,084
5.950% due 05/15/2025 (f)		10,200	9,856

6.000% due 08/15/2017		1,600	1,741
6.300% due 05/15/2024 (f)		12,200	11,925
8.125% due 07/15/2039		5,000	7,178
CME Group, Inc.
3.000% due 03/15/2025		3,400	3,301
5.300% due 09/15/2043		6,400	7,052
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,288
Corporate Office Properties LP
5.000% due 07/01/2025		13,800	13,837
Countrywide Capital
8.050% due 06/15/2027		12,000	14,838
Countrywide Financial Corp.
6.250% due 05/15/2016		270	281
Credit Agricole S.A.
0.833% due 06/12/2017		10,350	10,347
2.750% due 06/10/2020		3,000	3,013
3.875% due 04/15/2024		1,900	1,917
6.500% due 06/23/2021 (f)	EUR	4,000	4,493
7.875% due 01/23/2024 (f)		$11,900	12,208
8.125% due 09/19/2033		9,000	9,934
Credit Suisse
0.969% due 01/29/2018		17,100	17,076
3.000% due 10/29/2021		9,700	9,622
3.625% due 09/09/2024		14,900	14,824
Credit Suisse AG
6.500% due 08/08/2023		23,950	26,252
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045		7,000	6,737
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		14,850	15,554
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (f)		9,500	11,121
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		7,000	6,982
Deutsche Annington Finance BV
3.200% due 10/02/2017		15,600	15,966
Doctors Co.
6.500% due 10/15/2023		12,300	13,384
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		5,800	6,132
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,246
EPR Properties
4.500% due 04/01/2025		3,900	3,832
ERP Operating LP
2.375% due 07/01/2019		12,200	12,254
Essex Portfolio LP
3.500% due 04/01/2025		150	145
Exeter Finance Corp.
9.750% due 05/20/2019		5,500	5,502
Fidelity National Financial, Inc.
5.500% due 09/01/2022		21,340	22,458
First American Financial Corp.
4.300% due 02/01/2023		10,350	10,277
4.600% due 11/15/2024		2,500	2,523
Ford Motor Credit Co. LLC
0.799% due 09/08/2017		500	497
1.700% due 05/09/2016		1,900	1,903
3.984% due 06/15/2016		800	819
4.207% due 04/15/2016		6,100	6,240
5.625% due 09/15/2015		200	202
5.875% due 08/02/2021		550	626
6.625% due 08/15/2017		950	1,043
8.125% due 01/15/2020		1,050	1,283
General Electric Capital Corp.
3.800% due 06/18/2019		1,000	1,057
6.375% due 11/15/2067		10,000	10,775
6.875% due 01/10/2039		3,870	5,190
General Motors Financial Co., Inc.
3.450% due 04/10/2022		3,000	2,938
4.000% due 01/15/2025		19,500	19,248
Goldman Sachs Group, Inc.
1.086% due 12/15/2017		5,975	5,985
3.500% due 01/23/2025		12,650	12,264
3.750% due 05/22/2025		37,000	36,501
5.750% due 01/24/2022		32,015	36,408
5.950% due 01/18/2018		47,911	52,663
6.150% due 04/01/2018		36,113	40,149
6.250% due 09/01/2017		6,115	6,695
6.450% due 05/01/2036		7,000	7,900
7.500% due 02/15/2019		4,500	5,285
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700	5,257
6.375% due 11/12/2020		5,600	6,403
6.375% due 04/15/2021		3,800	4,367

Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	11,001
HBOS PLC
0.787% due 09/01/2016	EUR	600	667
Health Care REIT, Inc.
3.750% due 03/15/2023		$5,000	4,952
4.000% due 06/01/2025		2,600	2,572
Hospitality Properties Trust
5.000% due 08/15/2022		3,500	3,646
5.625% due 03/15/2017		800	845
6.300% due 06/15/2016		2,015	2,057
6.700% due 01/15/2018		700	759
HSBC Bank PLC
4.125% due 08/12/2020		7,200	7,728
4.750% due 01/19/2021		9,102	10,033
HSBC Finance Corp.
6.676% due 01/15/2021		22,700	26,268
HSBC Holdings PLC
4.875% due 01/14/2022		8,500	9,349
5.100% due 04/05/2021		10,082	11,236
5.250% due 09/16/2022 (f)	EUR	4,800	5,350
6.375% due 09/17/2024 (f)		$10,500	10,539
6.375% due 03/30/2025 (f)		6,200	6,246
7.350% due 11/27/2032		692	870
HSBC USA, Inc.
2.350% due 03/05/2020		5,250	5,206
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		28,750	28,988
ING Bank NV
2.000% due 09/25/2015		6,500	6,518
5.800% due 09/25/2023		14,450	15,784
ING Groep NV
6.500% due 04/16/2025 (f)		3,200	3,102
International Lease Finance Corp.
6.750% due 09/01/2016		15,700	16,544
7.125% due 09/01/2018		10,860	12,136
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	628
3.125% due 01/15/2016		26,470	26,675
3.625% due 08/12/2015		13,000	13,033
3.875% due 01/15/2019		1,300	1,338
5.017% due 06/26/2024		6,890	6,697
5.250% due 01/12/2024		15,000	16,034
6.500% due 02/24/2021		340	388
Jefferies Finance LLC
7.375% due 04/01/2020		12,050	11,899
Jefferies LoanCore LLC
6.875% due 06/01/2020		7,650	7,459
JPMorgan Chase & Co.
1.068% due 05/30/2017	GBP	200	310
2.200% due 10/22/2019		$500	496
2.250% due 01/23/2020		1,550	1,524
4.250% due 10/15/2020		1,800	1,924
5.000% due 07/01/2019 (f)		4,150	4,067
5.300% due 05/01/2020 (f)		17,600	17,514
5.600% due 07/15/2041		2,130	2,412
6.000% due 01/15/2018		13,270	14,616
6.100% due 10/01/2024 (f)		8,200	8,239
6.125% due 04/30/2024 (f)		6,200	6,233
7.900% due 04/30/2018 (f)		12,773	13,527
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016		600	599
0.704% due 06/02/2017		6,200	6,200
6.000% due 07/05/2017		21,210	23,069
6.000% due 10/01/2017		14,329	15,626
KBC Bank NV
8.000% due 01/25/2023		9,400	10,305
Kilroy Realty LP
3.800% due 01/15/2023		900	898
5.000% due 11/03/2015		1,500	1,517
Korea Exchange Bank
3.125% due 06/26/2017		3,650	3,748
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,316
6.850% due 06/15/2017		431	471
LBG Capital PLC
15.000% due 12/21/2019	GBP	4,200	9,387
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	17,309
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	396
Lloyds Bank PLC
3.500% due 05/14/2025		8,525	8,374
12.000% due 12/16/2024 (f)		3,350	4,816
13.000% due 12/19/2021	AUD	1,600	1,397

Lloyds Banking Group PLC
7.500% due 06/27/2024 (f)		$10,176	10,507
7.625% due 06/27/2023 (f)	GBP	700	1,137
Mitchells & Butlers Finance PLC
1.021% due 12/15/2030		1,223	1,780
Moody’s Corp.
4.875% due 02/15/2024		$700	752
Morgan Stanley
3.450% due 11/02/2015		3,000	3,027
3.700% due 10/23/2024		21,100	21,008
3.875% due 04/29/2024		1,600	1,617
3.950% due 04/23/2027		3,500	3,302
6.625% due 04/01/2018		2,950	3,310
7.300% due 05/13/2019		13,450	15,821
National City Bank
0.649% due 06/07/2017		2,600	2,588
Nationstar Mortgage LLC
6.500% due 07/01/2021		825	771
Navient Corp.
5.875% due 03/25/2021		7,725	7,739
8.780% due 09/15/2016	MXN	60,000	3,879
Novo Banco S.A.
5.000% due 04/23/2019	EUR	5,000	5,686
5.000% due 05/14/2019		3,409	3,862
5.000% due 05/21/2019		3,000	3,419
5.000% due 05/23/2019		3,000	3,407
7.000% due 03/04/2016		1,700	1,898
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$2,000	1,969
4.950% due 04/01/2024		1,000	1,023
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,514
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		9,900	10,345
Pinnacol Assurance
8.625% due 06/25/2034 (g)		6,000	6,143
Piper Jaffray Cos.
3.282% due 05/31/2017		800	800
4.782% due 11/30/2015		11,800	11,832
Preferred Term Securities Ltd.
0.833% due 03/24/2034		45	36
Principal Financial Group, Inc.
8.875% due 05/15/2019		5,000	6,156
Prologis LP
4.000% due 01/15/2018		2,000	2,100
QNB Finance Ltd.
3.125% due 11/16/2015		500	504
Rabobank Group
3.375% due 05/21/2025		20,000	19,506
6.875% due 03/19/2020	EUR	15,300	20,129
8.375% due 07/26/2016 (f)		$3,400	3,561
Realty Income Corp.
4.125% due 10/15/2026		150	151
Rio Oil Finance Trust
6.250% due 07/06/2024		10,250	10,096
6.750% due 01/06/2027		9,500	9,229
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		8,840	10,431
Santander UK PLC
5.000% due 11/07/2023		600	614
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	5,300	5,377
5.180% due 06/28/2019		$1,900	1,834
5.400% due 03/24/2017		20,700	20,932
SL Green Realty Corp.
4.500% due 12/01/2022		8,050	8,223
5.000% due 08/15/2018		6,000	6,425
State Street Corp.
5.250% due 09/15/2020 (f)		15,000	15,094
Stone Street Trust
5.902% due 12/15/2015		3,100	3,161
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		6,500	6,642
Synchrony Financial
1.509% due 02/03/2020		13,350	13,424
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		43,400	43,611
UBS AG
2.375% due 08/14/2019		10,000	9,982
5.125% due 05/15/2024		13,350	13,231
7.250% due 02/22/2022		21,500	22,675
7.625% due 08/17/2022		30,292	35,514
UDR, Inc.
3.700% due 10/01/2020		5,000	5,188
3.750% due 07/01/2024		125	124

Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	3,884
Wachovia Corp.
0.645% due 10/15/2016		1,400	1,395
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,803
3.750% due 09/17/2024		10,900	10,778
Wells Fargo & Co.
3.000% due 02/19/2025		33,600	32,170
3.450% due 02/13/2023		655	651
4.480% due 01/16/2024		3,525	3,710
5.875% due 06/15/2025 (f)		7,250	7,432
5.900% due 06/15/2024 (f)		10,800	10,854
Wells Fargo Bank N.A.
0.486% due 05/16/2016		3,800	3,791
Weyerhaeuser Co.
7.125% due 07/15/2023		1,735	2,057
7.375% due 10/01/2019		6,415	7,595
7.375% due 03/15/2032		4,181	5,229
7.950% due 03/15/2025		7,779	9,741
8.500% due 01/15/2025		11,314	14,783
WP Carey, Inc.
4.600% due 04/01/2024		150	151

			2,290,734

INDUSTRIALS 20.5%
21st Century Fox America, Inc.
4.750% due 09/15/2044		5,000	4,890
5.400% due 10/01/2043		1,000	1,068
6.150% due 02/15/2041		2,000	2,323
AbbVie, Inc.
2.000% due 11/06/2018		7,000	7,004
2.500% due 05/14/2020		17,200	17,035
Actavis Funding SCS
1.543% due 03/12/2020		41,050	41,552
2.450% due 06/15/2019		1,000	996
3.000% due 03/12/2020		4,850	4,875
3.450% due 03/15/2022		2,000	1,984
3.800% due 03/15/2025		5,200	5,111
3.850% due 06/15/2024		18,500	18,285
4.550% due 03/15/2035		1,100	1,046
ADT Corp.
4.875% due 07/15/2042		700	539
Air Canada Pass-Through Trust
4.125% due 11/15/2026		2,901	2,967
5.375% due 11/15/2022		1,770	1,840
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		25,000	24,733
3.125% due 11/28/2021		21,600	21,352
ALROSA Finance S.A.
7.750% due 11/03/2020		14,800	15,615
Altice Financing S.A.
6.625% due 02/15/2023		2,300	2,289
Altice S.A.
7.250% due 05/15/2022	EUR	6,725	7,591
Altria Group, Inc.
9.250% due 08/06/2019		$4,158	5,226
Amazon.com, Inc.
2.600% due 12/05/2019		2,500	2,516
3.800% due 12/05/2024		9,700	9,741
American Airlines Pass-Through Trust
3.375% due 11/01/2028		6,475	6,394
3.700% due 04/01/2028		2,087	2,087
5.250% due 07/31/2022		2,421	2,615
Amgen, Inc.
5.375% due 05/15/2043		7,000	7,430
Anthem, Inc.
3.700% due 08/15/2021		6,000	6,141
Asciano Finance Ltd.
6.000% due 04/07/2023		7,000	7,925
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	12,016
7.125% due 10/15/2020		10,050	11,706
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		12,496	12,699
Baidu, Inc.
2.250% due 11/28/2017		3,000	3,019
3.000% due 06/30/2020		10,000	9,983
BAT International Finance PLC
2.750% due 06/15/2020		15,800	15,923
3.950% due 06/15/2025		7,100	7,184
Baxalta, Inc.
2.000% due 06/22/2018		2,500	2,497
Becton Dickinson and Co.
2.675% due 12/15/2019		3,000	3,000

Boston Scientific Corp.
3.850% due 05/15/2025		4,600	4,465
Brixmor Operating Partnership LP
3.850% due 02/01/2025		3,725	3,582
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024		1,700	1,689
4.450% due 03/15/2043		1,175	1,140
California Resources Corp.
5.000% due 01/15/2020		4,300	3,806
5.500% due 09/15/2021		2,887	2,515
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		2,800	2,606
7.750% due 05/15/2019		30,581	33,267
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	2,125	2,288
5.025% due 10/15/2018		$14,800	15,607
Chesapeake Energy Corp.
3.525% due 04/15/2019		20,200	18,534
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		4,000	4,205
CNPC General Capital Ltd.
1.175% due 05/14/2017		6,000	5,993
ConAgra Foods, Inc.
1.900% due 01/25/2018		2,025	1,995
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025		1,803	1,862
4.750% due 07/12/2022		2,398	2,548
7.250% due 05/10/2021		11,764	13,616
9.000% due 01/08/2018		4,942	5,276
Continental Resources, Inc.
4.500% due 04/15/2023		7,150	6,897
Cox Communications, Inc.
3.850% due 02/01/2025		11,700	11,250
CRH America, Inc.
3.875% due 05/18/2025		4,500	4,461
Crown Castle Towers LLC
3.222% due 05/15/2042		4,000	3,936
4.174% due 08/15/2037		5,500	5,710
5.495% due 01/15/2037		17,700	18,345
6.113% due 01/15/2040		3,670	4,184
DCP Midstream Operating LP
3.250% due 10/01/2015		3,500	3,501
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		1,111	1,289
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		3,000	195
DIRECTV Holdings LLC
3.950% due 01/15/2025		4,550	4,463
EMD Finance LLC
2.950% due 03/19/2022		12,700	12,438
3.250% due 03/19/2025		7,700	7,471
Energy Transfer Partners LP
4.050% due 03/15/2025		11,000	10,394
4.750% due 01/15/2026		14,100	13,926
5.150% due 03/15/2045		1,250	1,105
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		10,254	11,344
Enterprise Products Operating LLC
5.100% due 02/15/2045		10,000	9,729
5.700% due 02/15/2042		10,000	10,645
EQT Midstream Partners LP
4.000% due 08/01/2024		670	634
First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,723	1,676
7.000% due 02/15/2021		1,723	1,656
Flextronics International Ltd.
4.750% due 06/15/2025		3,500	3,477
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		2,000	2,356
Ford Motor Co.
4.750% due 01/15/2043		2,000	1,953
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	244
Georgia-Pacific LLC
2.539% due 11/15/2019		800	799
Glencore Finance Canada Ltd.
2.050% due 10/23/2015		3,433	3,442
GLP Capital LP
4.375% due 11/01/2018		700	722
5.375% due 11/01/2023		2,640	2,726
GTP Acquisition Partners LLC
2.350% due 06/15/2045		11,800	11,737
Harvest Operations Corp.
6.875% due 10/01/2017		17,225	15,976
HCA, Inc.
6.500% due 02/15/2020		23,900	26,768

Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,800	2,266
5.014% due 12/27/2017		5,400	3,221
Hiland Partners LP
5.500% due 05/15/2022		$9,690	10,096
7.250% due 10/01/2020		21,174	23,027
HJ Heinz Co.
1.600% due 06/30/2017 (a)		11,400	11,405
2.000% due 07/02/2018 (a)		4,000	3,999
3.950% due 07/15/2025 (a)		5,000	5,038
Home Depot, Inc.
2.625% due 06/01/2022		2,000	1,969
Hospira, Inc.
5.200% due 08/12/2020		8,723	9,753
5.800% due 08/12/2023		16,185	18,846
Host Hotels & Resorts LP
4.000% due 06/15/2025		5,250	5,214
6.000% due 10/01/2021		1,900	2,157
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		2,900	2,823
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,605
JM Smucker Co.
3.000% due 03/15/2022		3,000	2,948
3.500% due 03/15/2025		3,000	2,936
Kern River Funding Corp.
4.893% due 04/30/2018		27	28
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		550	542
3.950% due 09/01/2022		1,300	1,272
4.250% due 09/01/2024		1,300	1,267
5.800% due 03/01/2021		600	665
6.000% due 02/01/2017		15,200	16,192
6.500% due 09/01/2039		5,310	5,446
9.000% due 02/01/2019		4,400	5,287
Kinder Morgan, Inc.
4.300% due 06/01/2025		5,050	4,905
5.050% due 02/15/2046		5,900	5,117
KLA-Tencor Corp.
4.125% due 11/01/2021		2,900	2,976
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		2,450	2,429
LyondellBasell Industries NV
4.625% due 02/26/2055		3,700	3,259
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		3,300	3,993
Marriott International, Inc.
3.125% due 10/15/2021		200	200
Masco Corp.
4.450% due 04/01/2025		10,400	10,452
5.850% due 03/15/2017		3,440	3,664
5.950% due 03/15/2022		3,020	3,405
6.125% due 10/03/2016		4,850	5,129
7.125% due 03/15/2020		17,983	20,950
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	151
Medtronic, Inc.
1.086% due 03/15/2020		4,950	5,005
3.150% due 03/15/2022		16,000	16,071
3.500% due 03/15/2025		5,750	5,738
4.625% due 03/15/2044		5,000	5,034
Mid-America Apartments LP
3.750% due 06/15/2024		150	148
4.300% due 10/15/2023		1,975	2,048
5.500% due 10/01/2015		500	505
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		17,762	19,303
Mondelez International, Inc.
4.125% due 02/09/2016		1,649	1,681
Mongolian Mining Corp.
8.875% due 03/29/2017		740	514
Mylan, Inc.
2.600% due 06/24/2018		5,700	5,742
National Fuel Gas Co.
5.200% due 07/15/2025		12,600	12,778
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)		19,200	20,472
Northwest Pipeline LLC
6.050% due 06/15/2018		30	33
NVR, Inc.
3.950% due 09/15/2022		4,000	4,057
Pearson Funding PLC
3.250% due 05/08/2023		4,950	4,742
Philip Morris International, Inc.
4.250% due 11/10/2044		5,000	4,726

Pioneer Natural Resources Co.
7.200% due 01/15/2028	4,797	5,927
7.500% due 01/15/2020	14,083	16,573
Pontis Ltd.
0.000% due 06/08/2025 (d)	3,100	3,100
Pride International, Inc.
8.500% due 06/15/2019	7,267	8,580
QVC, Inc.
4.450% due 02/15/2025	7,000	6,758
Regency Energy Partners LP
5.750% due 09/01/2020	2,500	2,732
6.500% due 07/15/2021	3,100	3,282
Reynolds American, Inc.
4.450% due 06/12/2025	15,900	16,207
7.750% due 06/01/2018	300	346
Rock-Tenn Co.
4.900% due 03/01/2022	4,420	4,761
Roofing Supply Group LLC
10.000% due 06/01/2020	1,400	1,439
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,200	2,203
5.625% due 03/01/2025	5,800	5,764
5.750% due 05/15/2024	4,000	4,005
SABMiller Holdings, Inc.
3.750% due 01/15/2022	3,000	3,099
4.950% due 01/15/2042	3,000	3,053
SBA Tower Trust
5.101% due 04/15/2042	10,000	10,361
Sky PLC
9.500% due 11/15/2018	400	488
Spectra Energy Partners LP
3.500% due 03/15/2025	3,500	3,351
4.500% due 03/15/2045	5,000	4,431
Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025	3,375	3,282
4.500% due 10/01/2034	6,099	5,688
Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025	2,500	2,407
5.125% due 02/22/2021	3,600	4,002
Symantec Corp.
3.950% due 06/15/2022	10,000	10,035
Telefonica Emisiones S.A.U.
0.931% due 06/23/2017	250	249
3.992% due 02/16/2016	2,900	2,950
6.421% due 06/20/2016	5,995	6,269
Time Warner Cable, Inc.
5.000% due 02/01/2020	1,600	1,724
5.850% due 05/01/2017	13,175	14,073
8.250% due 04/01/2019	4,200	4,940
8.750% due 02/14/2019	4,262	5,063
Time Warner, Inc.
3.600% due 07/15/2025	27,400	26,665
4.650% due 06/01/2044	5,000	4,754
Times Square Hotel Trust
8.528% due 08/01/2026	695	889
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	4,500	4,478
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	3,373	3,390
5.900% due 04/01/2026	1,983	2,241
7.125% due 04/22/2025	2,824	3,276
UAL Pass-Through Trust
9.750% due 07/15/2018	712	775
10.400% due 05/01/2018	8,847	9,644
United Airlines Pass-Through Trust
3.750% due 03/03/2028	3,000	2,970
4.300% due 02/15/2027	2,491	2,566
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	7,400	855
Viacom, Inc.
5.850% due 09/01/2043	6,300	6,272
Virgin Australia Trust
5.000% due 04/23/2025	4,360	4,545
Weatherford International Ltd.
4.500% due 04/15/2022	17,950	16,862
5.125% due 09/15/2020	17,000	17,312
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	2,600	2,476
Westmoreland Coal Co.
8.750% due 01/01/2022	6,000	5,610
Willamette Industries, Inc.
7.350% due 07/01/2026	2,000	2,380
Williams Partners LP
4.300% due 03/04/2024	1,850	1,820
4.500% due 11/15/2023	3,700	3,731
5.100% due 09/15/2045	650	574

Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,320
Wynn Las Vegas LLC
4.250% due 05/30/2023		29,982	27,733
5.375% due 03/15/2022		17,328	17,740
5.500% due 03/01/2025		21,150	20,251
Wynn Macau Ltd.
5.250% due 10/15/2021		1,300	1,235
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		8,400	8,267
3.550% due 04/01/2025		20,000	19,396

			1,368,038

UTILITIES 7.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		34,850	38,256
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,715
AT&T, Inc.
3.000% due 06/30/2022		38,700	37,389
4.800% due 06/15/2044		6,500	5,988
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		4,354	4,413
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		5,250	5,364
Constellation Energy Group, Inc.
5.150% due 12/01/2020		450	498
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,750	2,028
Entergy Corp.
4.000% due 07/15/2022 (a)		5,800	5,847
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,223
FirstEnergy Corp.
2.750% due 03/15/2018		5,250	5,328
4.250% due 03/15/2023		5,200	5,234
7.375% due 11/15/2031		7,000	8,530
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,218
4.375% due 09/19/2022		$5,600	4,788
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		2,300	2,318
4.950% due 02/06/2028		6,500	5,614
5.092% due 11/29/2015		12,500	12,656
8.146% due 04/11/2018		3,150	3,374
Genesis Energy LP
6.000% due 05/15/2023		3,000	3,009
Illinois Power Generating Co.
6.300% due 04/01/2020		975	887
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,898
Laclede Group, Inc.
1.024% due 08/15/2017		13,500	13,484
Midwest Generation LLC
8.560% due 01/02/2016		83	83
NGPL PipeCo LLC
7.119% due 12/15/2017		2,500	2,575
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		4,684	3,629
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		13,458	9,286
6.750% due 10/01/2023		3,954	2,847
Orange S.A.
2.125% due 09/16/2015		626	628
Penn Virginia Resource Partners LP
6.500% due 05/15/2021		2,700	2,859
8.375% due 06/01/2020		2,500	2,716
Petrobras Global Finance BV
2.415% due 01/15/2019		1,400	1,298
3.163% due 03/17/2020		4,735	4,522
4.375% due 05/20/2023		23,150	20,238
5.375% due 01/27/2021		2,500	2,412
7.875% due 03/15/2019		850	905
Plains All American Pipeline LP
2.600% due 12/15/2019		6,100	6,075
3.600% due 11/01/2024		10,000	9,657
3.850% due 10/15/2023		6,400	6,335
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	158
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		17,900	17,898
Sprint Capital Corp.
6.900% due 05/01/2019		7,500	7,669
Sprint Corp.
7.125% due 06/15/2024		13,000	12,091

7.625% due 02/15/2025	1,200	1,134
7.875% due 09/15/2023	6,875	6,720
Verizon Communications, Inc.
2.625% due 02/21/2020	7,700	7,684
3.850% due 11/01/2042	5,700	4,713
4.500% due 09/15/2020	39,200	42,297
4.672% due 03/15/2055	3,503	3,048
4.862% due 08/21/2046	10,514	9,843
5.012% due 08/21/2054	4,802	4,407
5.150% due 09/15/2023	80,350	88,185
6.550% due 09/15/2043	341	400
Williams Partners LP
4.875% due 05/15/2023	11,958	11,815
Yellowstone Energy LP
5.750% due 12/31/2026	4,621	4,717

		485,903

Total Corporate Bonds & Notes (Cost $4,152,679)		4,144,675

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,410	2,040
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	9,850	8,157

		10,197

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	9,034

NEW JERSEY 0.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	3,480	2,570

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,500	3,296

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	19,500	15,123
6.500% due 06/01/2047	600	509
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,855

		18,487

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,224

Total Municipal Bonds & Notes (Cost $43,280)		45,808

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
3.000% due 01/01/2045 - 08/01/2045	9,494	9,414

Total U.S. Government Agencies (Cost $9,415)		9,414

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
2.500% due 02/15/2045	75,920	66,513
2.750% due 08/15/2042 (l)	1,425	1,321
3.000% due 05/15/2042 (l)	2,750	2,682
3.000% due 11/15/2044 (h)	127,154	123,806
3.125% due 02/15/2042 (h)(j)(l)	74,170	74,251
3.125% due 02/15/2043 (l)	1,400	1,396
3.125% due 08/15/2044 (h)	70,025	69,817
3.375% due 05/15/2044	175,750	183,755
3.625% due 08/15/2043 (h)	72,100	78,967
3.625% due 02/15/2044 (l)	21,050	23,043
3.750% due 11/15/2043 (h)	120,225	134,615
4.250% due 05/15/2039 (h)	7,170	8,620
4.375% due 11/15/2039 (l)	3,125	3,828
4.375% due 05/15/2040 (l)	6,695	8,212
4.625% due 02/15/2040 (l)	1,750	2,223
6.125% due 11/15/2027 (l)	3,750	5,192
6.250% due 05/15/2030	5,950	8,571

U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (j)		15,982	15,656
2.375% due 01/15/2025 (j)		74,929	88,036
U.S. Treasury Notes
1.375% due 02/29/2020 (j)(l)		3,800	3,765
1.625% due 12/31/2019 (l)		700	702
2.000% due 02/15/2025		60,691	58,885
U.S. Treasury Strips
0.000% due 08/15/2043 (c)		1,000	401
0.000% due 11/15/2043 (c)		33,700	13,449
0.000% due 02/15/2044 (c)		2,100	830

Total U.S. Treasury Obligations (Cost $1,027,909)			978,536

MORTGAGE-BACKED SECURITIES 2.5%
Adjustable Rate Mortgage Trust
4.858% due 01/25/2036 ^		1,231	1,100
American Home Mortgage Assets Trust
0.307% due 10/25/2046		4,596	3,250
American Home Mortgage Investment Trust
2.173% due 11/25/2045 ^		1,621	1,285
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^		1,649	1,561
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		94	99
5.936% due 02/10/2051		700	751
Banc of America Funding Trust
0.377% due 10/20/2036		4,205	3,170
0.467% due 06/20/2047		2,000	1,431
0.587% due 05/25/2037 ^		1,044	763
44.954% due 07/25/2047 ^		1,427	2,522
BCAP LLC Trust
0.407% due 05/25/2047 ^		3,001	2,285
3.513% due 07/26/2035		552	549
4.919% due 07/26/2036		602	486
Bear Stearns Adjustable Rate Mortgage Trust
2.567% due 08/25/2035		487	426
Bear Stearns ALT-A Trust
0.507% due 08/25/2036		1,435	1,121
2.646% due 03/25/2036 ^		501	388
2.810% due 08/25/2036 ^		2,183	1,646
Berica ABS SRL
0.321% due 12/31/2055	EUR	9,843	10,902
ChaseFlex Trust
0.527% due 08/25/2037		$1,192	807
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,354
5.899% due 12/10/2049		91	97
Citigroup Mortgage Loan Trust, Inc.
2.541% due 03/25/2037 ^		1,322	1,076
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		145	150
5.886% due 11/15/2044		75	81
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^		1,984	1,542
Countrywide Alternative Loan Trust
0.347% due 12/25/2046 ^		1,268	1,300
0.357% due 11/25/2036		877	849
0.377% due 09/20/2046		7,202	5,979
0.377% due 09/25/2046 ^		6,315	5,445
0.397% due 09/20/2046		5,708	4,329
0.477% due 05/25/2036		24,297	16,478
0.537% due 05/25/2037 ^		1,757	1,075
0.987% due 12/25/2035 ^		1,507	1,247
6.000% due 03/25/2036 ^		2,252	2,001
6.000% due 05/25/2036 ^		198	171
6.500% due 12/25/2036 ^		763	625
Credit Suisse Mortgage Capital Certificates
2.702% due 04/28/2037		3,342	2,306
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	330
Deutsche ALT-A Securities, Inc.
0.327% due 08/25/2037 ^		11,367	9,665
First Horizon Mortgage Pass-Through Trust
2.398% due 11/25/2037 ^		2,290	1,985
GSMSC Resecuritization Trust
0.355% due 08/26/2033		10,008	7,831
HarborView Mortgage Loan Trust
0.438% due 01/19/2036		4,922	3,408
3.516% due 06/19/2036 ^		1,795	1,194
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037		349	335
Impac Secured Assets Trust
0.447% due 01/25/2037		7,205	4,240
JPMorgan Alternative Loan Trust
0.295% due 09/25/2036 ^		1,786	1,604

2.707% due 05/25/2037 ^	2,754	2,278
6.310% due 08/25/2036 ^	2,934	2,413
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	191	201
Lehman Mortgage Trust
6.000% due 07/25/2037 ^	1,186	1,085
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035	90	84
2.933% due 05/25/2033	12	11
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	1,750	1,820
5.700% due 09/12/2049	100	107
Morgan Stanley Capital Trust
5.569% due 12/15/2044	1,000	1,062
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036	567	319
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037	120	109
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,884	1,331
Residential Accredit Loans, Inc. Trust
0.367% due 05/25/2036	3,450	2,820
0.367% due 09/25/2036	1,485	1,181
0.377% due 08/25/2036	3,013	2,359
0.377% due 09/25/2036	2,842	2,262
0.537% due 08/25/2035 ^	5,130	3,905
3.013% due 07/25/2035	866	808
3.513% due 09/25/2035 ^	700	572
3.762% due 01/25/2036 ^	3,935	3,199
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037 ^	789	718
Sequoia Mortgage Trust
0.387% due 05/20/2035	371	342
Structured Adjustable Rate Mortgage Loan Trust
0.487% due 08/25/2036 ^	2,539	1,976
2.534% due 02/25/2036 ^	3,238	2,748
4.797% due 05/25/2036 ^	3,571	2,944
5.415% due 07/25/2036 ^	3,288	2,181
Structured Asset Mortgage Investments Trust
0.307% due 08/25/2036	2,577	2,017
Thornburg Mortgage Securities Trust
6.088% due 09/25/2037	75	77
Wachovia Mortgage Loan Trust LLC
2.515% due 10/20/2035 ^	642	585
2.746% due 05/20/2036 ^	2,581	2,276
WaMu Mortgage Pass-Through Certificates Trust
2.023% due 12/25/2036 ^	320	284
4.525% due 07/25/2037 ^	1,284	1,198
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036	574	457
6.000% due 06/25/2037 ^	7,166	6,302
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	560	512
6.000% due 06/25/2037 ^	639	626

Total Mortgage-Backed Securities (Cost $139,549)		164,408

ASSET-BACKED SECURITIES 5.0%
Aames Mortgage Investment Trust
1.385% due 06/25/2035	4,000	3,452
ACE Securities Corp Home Equity Loan Trust
0.347% due 08/25/2036 ^	1,942	762
0.387% due 12/25/2036	6,912	2,908
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	7,321	7,250
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.647% due 07/25/2035	3,100	2,983
Argent Securities Trust
0.297% due 09/25/2036	2,296	930
0.457% due 05/25/2036	1,724	653
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.567% due 02/25/2036	4,534	3,083
Asset-Backed Funding Certificates Trust
0.317% due 01/25/2037	7,015	4,855
0.325% due 10/25/2036	5,173	4,430
Asset-Backed Securities Corp. Home Equity Loan Trust
1.087% due 06/25/2035	1,000	863
2.062% due 09/25/2034	1,194	1,011
Bear Stearns Asset-Backed Securities Trust
0.427% due 06/25/2047	2,700	2,295
0.537% due 12/25/2035	776	570
0.625% due 12/25/2035	6,863	5,186
0.687% due 08/25/2035	341	281
1.437% due 08/25/2037	1,937	1,780
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022	5,000	5,000

Carrington Mortgage Loan Trust
1.237% due 05/25/2035		2,100	1,602
Cavalry CLO Ltd.
1.645% due 01/16/2024		6,250	6,243
Citigroup Mortgage Loan Trust, Inc.
0.447% due 03/25/2036		2,700	2,051
0.457% due 05/25/2037		4,254	2,956
0.585% due 11/25/2046		828	703
Countrywide Asset-Backed Certificates
0.327% due 07/25/2037		6,300	5,177
0.327% due 06/25/2047		5,968	4,745
0.335% due 01/25/2037		1,368	1,306
0.337% due 05/25/2037		2,651	2,368
0.357% due 05/25/2037		9,284	8,373
0.367% due 09/25/2036		1,215	1,200
0.367% due 06/25/2047		1,814	1,655
0.407% due 09/25/2047		1,500	1,154
0.427% due 03/25/2036		4,176	3,735
0.537% due 03/25/2036 ^		18,448	17,215
5.148% due 10/25/2046 ^		3,601	3,219
Countrywide Asset-Backed Certificates Trust
0.345% due 09/25/2046		15,371	13,829
0.665% due 10/25/2035		1,260	1,253
0.765% due 04/25/2035		2,399	2,388
Credit-Based Asset Servicing and Securitization LLC
0.335% due 11/25/2036		1,999	1,150
Eagle Ltd.
2.570% due 12/15/2039		2,844	2,838
ECAF Ltd.
4.947% due 06/15/2040		7,500	7,500
Elm CLO Ltd.
1.674% due 01/17/2023		11,070	11,089
Fremont Home Loan Trust
0.337% due 01/25/2037		2,265	1,182
0.357% due 02/25/2037		2,955	1,690
GSAA Home Equity Trust
5.267% due 03/25/2036		3,978	2,760
GSAA Trust
5.995% due 03/25/2046 ^		2,590	1,990
Home Equity Loan Trust
0.527% due 04/25/2037		3,100	1,953
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.437% due 03/25/2036		408	399
Inwood Park CDO Ltd.
0.500% due 01/20/2021		1,058	1,058
JPMorgan Mortgage Acquisition Trust
0.377% due 03/25/2047		3,770	2,662
LCM LP
1.477% due 07/14/2022		4,212	4,213
Lehman XS Trust
0.365% due 06/25/2036		1,353	970
5.170% due 08/25/2035		4,754	4,580
Magi Funding PLC
0.331% due 04/11/2021	EUR	261	291
MASTR Asset-Backed Securities Trust
0.427% due 03/25/2036		$4,500	2,813
0.687% due 10/25/2035 ^		2,162	1,647
Merrill Lynch Mortgage Investors Trust
0.357% due 07/25/2037		1,963	1,045
0.367% due 03/25/2037		5,167	4,436
0.447% due 03/25/2037		16,900	10,813
0.637% due 02/25/2047		9,379	6,789
Morgan Stanley ABS Capital, Inc. Trust
0.327% due 10/25/2036		1,638	975
0.337% due 11/25/2036		2,661	1,603
0.337% due 12/25/2036		1,255	749
0.367% due 02/25/2037		15,661	7,794
0.387% due 02/25/2037		806	496
0.407% due 10/25/2036		1,790	1,078
0.437% due 08/25/2036		10,173	6,352
1.437% due 07/25/2037		2,100	1,476
Morgan Stanley Home Equity Loan Trust
0.287% due 04/25/2037		380	227
0.537% due 04/25/2037		1,811	1,121
0.677% due 08/25/2035		10,220	8,662
National Collegiate Student Loan Trust
0.447% due 02/26/2029		1,500	1,388
0.457% due 03/26/2029		500	457
Nationstar Home Equity Loan Trust
0.507% due 04/25/2037		7,100	5,109
NovaStar Mortgage Funding Trust
0.337% due 03/25/2037		1,712	885
0.397% due 01/25/2037		6,453	3,277
0.437% due 10/25/2036		1,919	977
Option One Mortgage Loan Trust
0.327% due 01/25/2037		7,083	4,370

RAAC Trust
1.687% due 09/25/2047		3,200	2,623
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037		14,319	9,494
Residential Asset Mortgage Products Trust
0.807% due 05/25/2035		4,219	3,809
Residential Asset Securities Corp. Trust
0.507% due 01/25/2036		1,726	1,686
0.527% due 04/25/2037		9,400	6,671
0.597% due 01/25/2036		1,000	882
Rhodium BV
0.588% due 05/27/2084	EUR	258	281
Saxon Asset Securities Trust
0.980% due 03/25/2035 ^		$1,891	1,726
Securitized Asset-Backed Receivables LLC Trust
0.437% due 03/25/2036		2,001	1,174
Soundview Home Loan Trust
0.357% due 06/25/2036		4,452	4,136
Specialty Underwriting & Residential Finance Trust
0.337% due 06/25/2037		1,022	579
0.457% due 04/25/2037		1,906	1,101
0.485% due 12/25/2036		7,728	6,051
4.653% due 02/25/2037 ^		2,344	1,139
Structured Asset Investment Loan Trust
0.337% due 09/25/2036		1,814	1,476
0.347% due 05/25/2036		1,008	841
Structured Asset Securities Corp. Mortgage Loan Trust
0.337% due 09/25/2036		239	236
0.685% due 11/25/2037		8,000	5,388
Voya CLO Ltd.
1.575% due 10/15/2022		12,000	11,998
1.615% due 10/15/2022		21,500	21,508
WG Horizons CLO
0.545% due 05/24/2019		2,450	2,435

Total Asset-Backed Securities (Cost $301,529)			335,562

SOVEREIGN ISSUES 5.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	3,000	1,823
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	205,925	59,747
10.000% due 01/01/2023		122	35
10.000% due 01/01/2025		99,200	27,619
Export-Import Bank of Korea
1.250% due 11/20/2015		$8,300	8,308
3.750% due 10/20/2016		3,000	3,103
4.000% due 01/11/2017		1,200	1,248
4.000% due 01/29/2021		1,000	1,066
5.000% due 04/11/2022		4,000	4,505
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,802
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (e)		1,114	1,307
2.100% due 09/15/2021 (e)		77,135	93,320
2.500% due 12/01/2024		19,150	21,777
5.000% due 03/01/2025		21,075	28,823
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	3,439
6.505% due 03/01/2019		1,800	2,392
Korea Development Bank
2.250% due 08/07/2017		$18,100	18,331
3.875% due 05/04/2017		10,000	10,413
4.625% due 11/16/2021		7,200	7,985
Republic of Greece Government International Bond
3.000% due 02/24/2035	EUR	2,925	1,239
3.800% due 08/08/2017	JPY	340,000	1,556
4.500% due 07/03/2017		680,000	3,000
Slovenia Government International Bond
4.125% due 02/18/2019		$300	313
5.250% due 02/18/2024		4,700	5,146
Spain Government International Bond
3.800% due 04/30/2024	EUR	45,000	56,631

Total Sovereign Issues (Cost $399,698)			364,928

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 04/20/2018 (f)		84,000	5,040

Wells Fargo & Co.
7.500% (f)	7,750	9,108

Total Convertible Preferred Securities (Cost $9,723)		14,148

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (f)	30,000	3,159
CoBank ACB
6.200% due 01/01/2025 (f)	106,000	10,746
6.250% due 10/01/2022 (f)	25,000	2,576
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)	13,000	16,157
Navient Corp. CPI Linked Security
1.926% due 03/15/2017	21,400	521

Total Preferred Securities (Cost $29,614)		33,159

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.1%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015	$5,000	4,998
1.126% due 05/16/2016	13,250	13,206
Credit Suisse
0.602% due 08/24/2015	15,000	15,000
0.654% due 01/28/2016	7,350	7,352
Intesa Sanpaolo SpA
1.656% due 04/11/2016	7,000	7,018
Itau Unibanco Holding S.A.
1.511% due 05/31/2016	67,400	67,487
Sumitomo Mitsui Banking Corp.
0.649% due 05/02/2017	16,100	16,101

		131,162

U.S. TREASURY BILLS 0.1%
0.020% due 08/06/2015 - 11/12/2015 (b)(j)(l)	9,636	9,636

Total Short-Term Instruments (Cost $140,730)		140,798

Total Investments in Securities (Cost $6,746,045)		6,723,623

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio III	23,136,078	229,464

Total Short-Term Instruments (Cost $229,483)		229,464

Total Investments in Affiliates (Cost $229,483)		229,464

Total Investments 104.2% (Cost $6,975,528)		$6,953,087
Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(2,282))		(1,438)
Other Assets and Liabilities, net (4.2%)		(277,209)

Net Assets 100.0%		$6,674,440

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$19,300	$19,790	0.30%
Delta Air Lines, Inc.	4.438	05/09/2019	05/05/2014	35,549	35,943	0.54
International Aircraft Leasing and Trading	2.883	07/10/2015	05/29/2014	12,334	6,164	0.09
Norwegian Air Shuttle	9.970	06/24/2021	06/25/2014	27,519	26,104	0.39
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,143	0.09
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,586	4,583	0.07

				$105,288	$98,727	1.48%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
IND	0.190%	05/20/2015	07/20/2015	$(8,676)	$(8,678)
JPS	0.250	05/14/2015	07/13/2015	(41,187)	(41,201)
SCX	0.220	05/07/2015	07/07/2015	(38,346)	(38,359)
	0.290	06/11/2015	07/07/2015	(72,541)	(72,553)
	0.300	06/10/2015	07/20/2015	(29,666)	(29,671)
	0.300	06/10/2015	07/27/2015	(49,554)	(49,562)

Total Reverse Repurchase Agreements					$(240,024)

(1)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $337,388 at a weighted average interest rate of 0.129%.

(h)	Securities with an aggregate market value of $237,540 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	3,522	$(635)	$88	$0
90-Day Eurodollar June Futures	Short	06/2016	2,130	(548)	27	0
90-Day Eurodollar June Futures	Short	06/2017	1,843	(280)	23	0
90-Day Eurodollar March Futures	Short	03/2017	3,945	(1,414)	49	0
90-Day Eurodollar September Futures	Short	09/2016	3,545	(932)	89	0
Call Options Strike @ EUR 156.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	341	255	0	(107)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	1,022	702	850	(1,569)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	117	130	942	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	390	104	178	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	388	50	203	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	5,277	(4,871)	0	(168)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	164	(687)	0	(10)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	320	(863)	0	(20)

Total Futures Contracts				$(8,989)	$2,449	$(1,874)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

							Variation Margin (4)
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	0.971	$15,000	$15	$(18)	$13	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$117,563	$7,488	$(562)	$595	$0
CDX.IG-19 5-Year Index	1.000	12/20/2017	200	4	1	0	0
CDX.IG-21 5-Year Index	1.000	12/20/2018	61,045	1,001	(33)	43	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	36,000	555	22	29	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	140,900	1,914	(462)	128	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	1,506,900	21,832	(5,938)	1,401	(14)

				$32,794	$(6,972)	$2,196	$(14)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	80,800	$4,978	$564	$216	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		$173,000	(244)	(247)	12	0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		700	(4)	0	0	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		181,500	1,578	(607)	71	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	19,300	332	377	0	(214)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		66,300	3,291	2,224	5	(482)
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046		11,600	794	2,506	0	(309)
Receive	6-Month GBP-LIBOR	3.000	09/11/2024	GBP	13,500	(387)	185	0	(139)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		50,700	1,542	3,865	0	(901)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	1,930,000	(146)	(26)	0	(14)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023		14,000,000	(4,857)	(5,343)	0	(175)
Pay	28-Day MXN-TIIE	7.500	06/02/2021	MXN	65,000	418	(9)	29	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		647,900	(113)	(345)	281	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		219,300	116	20	98	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		150,900	48	(8)	68	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		112,500	11	(6)	50	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		720,200	(209)	(445)	324	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		273,900	(1,685)	(1,755)	287	0

						$5,463	$950	$1,441	$(2,234)

Total Swap Agreements						$38,272	$(6,040)	$3,650	$(2,248)

(4)	Unsettled variation margin asset of $39 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $53,490 and cash of $22,396 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	270,374		$97,767	$10,805	$0
	07/2015	JPY	4,588,600		36,784	0	(709)
	07/2015	MXN	44,390		2,826	3	0
	07/2015		$87,144	BRL	270,374	0	(182)
	07/2015		322	MXN	4,969	0	(6)
BPS	07/2015	JPY	9,189,367		$74,371	0	(715)
	07/2015	NZD	828		588	27	0
	07/2015		$227	MXN	3,541	0	(2)
	01/2017	BRL	9,922		$3,492	788	0
BRC	07/2015	ZAR	70,397		5,754	0	(5)
CBK	07/2015	MXN	51,994		3,370	64	0
	07/2015		$5,368	EUR	4,864	65	(10)
	07/2015		807	MXN	12,431	0	(17)
	09/2015		3,370		53,278	0	(2)
DUB	07/2015	JPY	153,231		$1,235	0	(17)
	01/2017		$3,492	BRL	9,922	0	(788)
FBF	07/2015	BRL	282,883		$92,701	1,716	0
	07/2015		$91,444	BRL	282,884	0	(459)
	07/2015		648	MXN	9,944	0	(16)
	08/2015	BRL	282,883		$90,424	486	0
GLM	07/2015	AUD	31,267		24,171	47	0
	07/2015	BRL	164,579		53,026	106	(14)
	07/2015	EUR	399,286		436,480	0	(8,664)
	07/2015		$51,220	BRL	164,579	1,715	0
	07/2015		112,583	JPY	13,931,198	1,248	0
	07/2015		2,313	NZD	3,257	0	(105)
	08/2015	EUR	1,269		$1,421	5	0
	08/2015	JPY	13,931,198		112,621	0	(1,255)
	08/2015		$94,261	EUR	84,056	0	(511)
	08/2015		38,264	JPY	4,739,500	477	0
HUS	07/2015		561,578	EUR	503,856	145	0
	07/2015		1,496	NZD	2,172	0	(25)
	08/2015	EUR	503,856		$561,820	0	(143)
JPM	07/2015	CAD	1,708		1,368	0	0
	07/2015	EUR	124,143		138,105	570	(865)
	07/2015		$14,195	EUR	12,753	69	(46)
	07/2015		4,170	GBP	2,723	109	0
	08/2015		34,536	INR	2,243,771	477	0
	04/2016	CNY	13,651		$2,014	0	(183)
	04/2016		$2,300	CNY	13,651	0	(103)
MSB	07/2015	GBP	12,930		$19,817	0	(499)
	07/2015		$16,042	GBP	10,207	0	(4)
	08/2015	GBP	10,207		$16,038	4	0
RBC	07/2015		$53,543	MXN	824,451	0	(1,107)
SCX	09/2015	HKD	3,288		$424	0	0
TDM	07/2015	BRL	124,624		40,183	99	0
	07/2015		$40,167	BRL	124,624	0	(84)
UAG	07/2015	EUR	3,641		$4,100	41	0
	07/2015		$24,092	AUD	31,267	32	0
	07/2015		6,291	EUR	5,597	0	(51)
	07/2015		655	MXN	10,138	0	(10)
	08/2015	AUD	31,267		$24,049	0	(32)

Total Forward Foreign Currency Contracts						$19,098	$(16,629)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$89,400	$7,086	$633
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	01/11/2016	214,200	433	331
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045	01/06/2016	192,700	455	355

							$7,974	$1,319

Total Purchased Options							$7,974	$1,319

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	19,300	$(39)	$(62)
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$47,200	(54)	(26)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	08/19/2015		81,100	(115)	(138)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015	EUR	19,900	(42)	(64)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		36,000	(77)	(127)
CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$26,600	(29)	(15)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015	EUR	20,000	(47)	(51)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		18,000	(37)	(58)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		11,000	(14)	(23)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		19,300	(36)	(62)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		28,550	(72)	(73)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		33,650	(68)	(119)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		29,000	(73)	(74)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		119,900	(201)	(200)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		50,400	(114)	(178)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		29,100	(68)	(103)

							$(1,086)	$(1,373)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor- OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(16)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	(14)

						$(513)	$(30)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	07/15/2015		$46,000	$(356)	$(338)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		375,400	(7,058)	(357)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	09/08/2015	EUR	133,600	(307)	(590)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350	09/08/2015		133,600	(316)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/11/2016		$47,600	(433)	(108)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910	08/17/2015		352,100	(1,268)	(1,502)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910	08/17/2015		352,100	(1,268)	(155)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016		41,700	(469)	(89)

								$(11,475)	$(3,148)

Total Written Options								$(13,074)	$(4,551)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Darden Restaurants, Inc.	(1.000)%	06/20/2020	0.778%	$11,500	$(17)	$(108)	$0	$(125)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.681%		$25,000	$489	$(101)	$388	$0
	Brazil Government International Bond	1.000	03/20/2020	2.463		7,300	(607)	143	0	(464)
	Ford Motor Co.	5.000	09/20/2021	1.370		14,000	3,439	(503)	2,936	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.467		2,350	(386)	40	0	(346)
	Italy Government International Bond	1.000	12/20/2018	1.055		100	(5)	5	0	0
	Italy Government International Bond	1.000	09/20/2019	1.166		30,000	46	(240)	0	(194)
	MetLife, Inc.	1.000	06/20/2020	0.705		25,000	254	105	359	0
	Morgan Stanley	1.000	06/20/2020	0.814		26,600	210	32	242	0
	Potash Corp. of Saskatchewan, Inc.	1.000	12/20/2015	0.088		2,600	(12)	24	12	0
	Sprint Communications, Inc.	5.000	06/20/2020	4.381		700	33	(14)	19	0
BPS	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.182		50,000	841	(426)	415	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2018	1.343		4,600	(118)	73	0	(45)
	MGM Resorts International	5.000	06/20/2020	3.109		1,000	86	(1)	85	0
	Petrobras International Finance Co.	1.000	06/20/2019	3.966		3,250	(250)	(96)	0	(346)
	Petrobras International Finance Co.	1.000	09/20/2019	4.019		37,700	(2,053)	(2,249)	0	(4,302)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		8,000	(873)	(106)	0	(979)
BRC	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.891		8,800	63	(3)	60	0
	Brazil Government International Bond	1.000	03/20/2020	2.463		7,200	(510)	53	0	(457)
	Ford Motor Co.	5.000	09/20/2021	1.370		15,000	3,653	(507)	3,146	0
	General Electric Capital Corp.	1.000	03/20/2019	0.401		2,500	29	26	55	0
	Italy Government International Bond	1.000	12/20/2018	1.055		4,600	(229)	222	0	(7)
	Italy Government International Bond	1.000	03/20/2020	1.239		5,000	(8)	(44)	0	(52)
	MetLife, Inc.	1.000	12/20/2021	0.933		7,000	23	7	30	0
	MetLife, Inc.	1.000	03/20/2022	0.962		2,800	(4)	11	7	0
	Shell International Finance BV	1.000	03/20/2020	0.511	EUR	850	19	3	22	0
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	60,000	(65)	68	3	0
	Statoil ASA	1.000	06/20/2016	0.134		$8,600	168	(93)	75	0
CBK	Aegon NV	1.000	09/20/2020	0.948	EUR	7,000	71	(48)	23	0
	BP Capital Markets America, Inc.	1.000	12/20/2018	0.482		10,000	274	(70)	204	0
	Italy Government International Bond	1.000	03/20/2020	1.239		$10,000	(19)	(85)	0	(104)
	MGM Resorts International	5.000	06/20/2020	3.109		3,400	301	(10)	291	0
	Prudential Financial, Inc.	1.000	06/20/2020	0.737		20,000	194	63	257	0
	Sprint Communications, Inc.	5.000	06/20/2020	4.381		2,400	107	(40)	67	0
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.122		2,000	(5)	23	18	0
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.097		10,000	(159)	86	0	(73)
	BP Capital Markets America, Inc.	1.000	12/20/2018	0.482	EUR	5,000	137	(35)	102	0
	Brazil Government International Bond	1.000	06/20/2020	2.528		$5,400	(487)	112	0	(375)
	Danone S.A.	1.000	03/20/2016	0.107		2,000	32	(18)	14	0
	Italy Government International Bond	1.000	12/20/2018	1.055		1,800	(84)	81	0	(3)
	Italy Government International Bond	1.000	06/20/2019	1.134		86,900	94	(516)	0	(422)
	Italy Government International Bond	1.000	09/20/2019	1.166		1,400	(2)	(7)	0	(9)
	MetLife, Inc.	1.000	03/20/2021	0.830		10,000	(32)	127	95	0
	MetLife, Inc.	1.000	09/20/2021	0.902		24,800	250	(102)	148	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		20,000	150	(174)	0	(24)
	Morgan Stanley	1.000	03/20/2021	0.918		24,700	(220)	336	116	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.077		20,000	(202)	435	233	0
	Potash Corp. of Saskatchewan, Inc.	1.000	12/20/2015	0.088		13,500	(17)	79	62	0
	Prudential Financial, Inc.	1.000	09/20/2021	0.896		47,300	509	(210)	299	0
FBF	American Airlines Group, Inc.	5.000	12/20/2015	2.241		3,100	63	(18)	45	0
	American Airlines Group, Inc.	5.000	12/20/2016	2.483		2,050	43	34	77	0
	Danone S.A.	1.000	12/20/2015	0.108	EUR	400	8	(6)	2	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.077		$5,000	(50)	108	58	0
	Potash Corp. of Saskatchewan, Inc.	1.000	12/20/2015	0.088		1,500	(11)	18	7	0
	Statoil ASA	1.000	06/20/2016	0.134		3,000	58	(32)	26	0
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.122		2,700	(11)	35	24	0
GST	BP Capital Markets America, Inc.	1.000	03/20/2016	0.153		5,000	22	10	32	0
	BP Capital Markets America, Inc.	1.000	06/20/2016	0.189		5,500	49	(4)	45	0
	Brazil Government International Bond	1.000	03/20/2020	2.463		800	(68)	17	0	(51)
	Chesapeake Energy Corp.	5.000	03/20/2020	5.179		8,300	458	(506)	0	(48)
	Continental Resources, Inc.	1.000	06/20/2016	1.000		1,500	19	(19)	0	0
	Enbridge, Inc.	1.000	09/20/2017	0.869		9,000	155	(127)	28	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	09/20/2017	0.974		3,000	(106)	108	2	0
	Gilead Sciences, Inc.	1.000	06/20/2017	0.107		5,000	(19)	109	90	0
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	1,700	(73)	(704)	0	(777)
	Mexico Government International Bond	1.000	03/20/2019	1.040		$4,500	17	(22)	0	(5)
	Morgan Stanley	1.000	06/20/2020	0.814		28,100	243	13	256	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.077		2,500	(25)	54	29	0
	Petrobras International Finance Co.	1.000	09/20/2019	4.019		9,600	(545)	(550)	0	(1,095)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		3,000	(334)	(33)	0	(367)
	Russia Government International Bond	1.000	06/20/2020	3.365		1,400	(186)	40	0	(146)

	Shell International Finance BV	1.000	03/20/2020	0.511	EUR	1,800	42	5	47	0
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	150,000	(164)	173	9	0
	Spain Government International Bond	1.000	06/20/2020	1.006		$26,600	370	(371)	0	(1)
	Valeant Pharmaceuticals International	5.000	06/20/2016	0.560		3,000	(47)	182	135	0
HUS	Brazil Government International Bond	1.000	03/20/2020	2.463		2,500	(200)	41	0	(159)
	Brazil Government International Bond	1.000	06/20/2020	2.528		300	(19)	(2)	0	(21)
	Mexico Government International Bond	1.000	12/20/2018	0.994		32,250	(50)	65	15	0
	Petrobras International Finance Co.	1.000	06/20/2019	3.966		5,400	(445)	(130)	0	(575)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.122		10,000	(60)	149	89	0
JPM	BNP Paribas S.A.	1.000	06/20/2020	0.832		37,900	550	(238)	312	0
	Brazil Government International Bond	1.000	03/20/2020	2.463		2,700	(231)	59	0	(172)
	Danone S.A.	1.000	12/20/2015	0.108	EUR	14,200	270	(198)	72	0
	Encana Corp.	1.000	06/20/2018	0.957		$1,600	(37)	39	2	0
	Exelon Corp.	1.000	06/20/2016	0.061		40,000	(38)	418	380	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.467		1,150	(191)	22	0	(169)
	Italy Government International Bond	1.000	06/20/2020	1.270		5,000	(6)	(56)	0	(62)
	Morgan Stanley	1.000	06/20/2020	0.814		12,000	87	22	109	0
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	110,000	(117)	123	6	0
	Williams Cos., Inc.	1.000	09/20/2019	0.931		$2,800	7	2	9	0
MYC	Brazil Government International Bond	1.000	12/20/2018	2.163		25,300	(1,222)	251	0	(971)
	Chesapeake Energy Corp.	5.000	09/20/2016	2.334		3,000	98	3	101	0
	Chesapeake Energy Corp.	5.000	03/20/2020	5.179		6,500	356	(394)	0	(38)
	Freeport-McMoRan Copper & Gold, Inc.	1.000	09/20/2017	0.974		8,000	(144)	151	7	0
	Italy Government International Bond	1.000	12/20/2018	1.055		17,500	(815)	787	0	(28)
	Italy Government International Bond	1.000	03/20/2019	1.096		2,900	6	(15)	0	(9)
	Italy Government International Bond	1.000	06/20/2019	1.134		44,400	(173)	(43)	0	(216)
	Italy Government International Bond	1.000	06/20/2020	1.270		10,100	(17)	(108)	0	(125)
	Mexico Government International Bond	1.000	12/20/2018	0.994		18,950	(69)	78	9	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		22,450	173	(200)	0	(27)
	Russian Railways	1.000	03/20/2016	3.598		1,500	(33)	5	0	(28)
	Spain Government International Bond	1.000	06/20/2020	1.006		25,000	322	(323)	0	(1)
	Teck Resources Ltd.	1.000	03/20/2021	3.890		10,000	(521)	(898)	0	(1,419)
RYL	Canadian Natural Resources Ltd.	1.000	09/20/2015	0.175		800	(4)	6	2	0
	Pacific Gas & Electric Co.	1.000	09/20/2016	0.077		2,500	(26)	55	29	0
SOG	Statoil ASA	1.000	06/20/2016	0.134		8,600	164	(89)	75	0
UAG	Statoil ASA	1.000	06/20/2016	0.134		5,000	100	(56)	44	0

							$2,748	$(5,504)	$11,956	$(14,712)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
MYC	MCDX-24 10-Year Index	1.000%	06/20/2025	$11,100	$(376)	$(11)	$0	$(387)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	42,800	$(65)	$(224)	$0	$(289)
	Pay	3-Month EUR-EXT-CPI Index	1.050	09/15/2019	EUR	4,300	(1)	(24)	0	(25)
BPS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	18,400	(9)	(37)	0	(46)
	Pay	3-Month EUR-EXT-CPI Index	1.050	09/15/2019	EUR	12,500	(22)	(51)	0	(73)
	Pay	3-Month EUR-EXT-CPI Index	1.000	10/15/2019		17,600	(54)	33	0	(21)
CBK	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	8,000	135	358	493	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	65,000	(67)	(372)	0	(439)
	Pay	1-Year BRL-CDI	12.000	01/04/2021		83,000	26	(357)	0	(331)
	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	24,200	432	865	1,297	0
	Pay	3-Month USD-CPURNSA Index	1.540	11/07/2016		$3,300	0	(53)	0	(53)
FBF	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	16,400	(21)	(90)	0	(111)
JPM	Pay	3-Month NZD-LIBOR	5.000	12/17/2024	NZD	6,200	109	273	382	0
MYC	Pay	3-Month USD-CPURNSA Index	1.533	11/07/2016		$12,900	0	(207)	0	(207)

							$463	$114	$2,172	$(1,595)

Total Swap Agreements							$2,818	$(5,509)	$14,128	$(16,819)

(l)	Securities with an aggregate market value of $23,291 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$356,299	$135,888	$492,187
Corporate Bonds & Notes
Banking & Finance	0	2,253,555	37,179	2,290,734
Industrials	0	1,335,737	32,301	1,368,038
Utilities	0	481,103	4,800	485,903
Municipal Bonds & Notes
California	0	10,197	0	10,197
Colorado	0	9,034	0	9,034
New Jersey	0	2,570	0	2,570
New York	0	3,296	0	3,296
Ohio	0	18,487	0	18,487
Washington	0	2,224	0	2,224
U.S. Government Agencies	0	9,414	0	9,414
U.S. Treasury Obligations	0	978,536	0	978,536
Mortgage-Backed Securities	0	164,408	0	164,408
Asset-Backed Securities	0	325,473	10,089	335,562
Sovereign Issues	0	364,928	0	364,928
Convertible Preferred Securities
Banking & Finance	0	14,148	0	14,148
Preferred Securities
Banking & Finance	521	32,638	0	33,159
Short-Term Instruments
Certificates of Deposit	0	131,162	0	131,162
U.S. Treasury Bills	0	9,636	0	9,636
	$521	$6,502,845	$220,257	$6,723,623

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$229,464	$0	$0	$229,464

Total Investments	$229,985	$6,502,845	$220,257	$6,953,087

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,449	3,650	0	6,099
Over the counter	0	34,545	0	34,545
	$2,449	$38,195	$0	$40,644

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,874)	(2,248)	0	(4,122)
Over the counter	(200)	(37,799)	0	(37,999)

	$(2,074)	$(40,047)	$0	$(42,121)

Totals	$230,360	$6,500,993	$220,257	$6,951,610

There were no significant transfers between Levels 1 or 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$144,369	$4,809	$(12,812)	$7	$11	$(496)	$0	$0	$135,888	$(474)
Corporate Bonds & Notes
Banking & Finance	37,104	565	0	(4)	0	(486)	0	0	37,179	(485)
Industrials	79,013	11,800	(7,815)	(53)	232	(1,541)	4,478	(53,813)	32,301	(483)
Utilities	9,958	0	(360)	(3)	(31)	(351)	0	(4,413)	4,800	(118)
Asset-Backed Securities	10,518	0	(337)	0	0	(92)	0	0	10,089	(92)
	$280,962	$17,174	$(21,324)	$(53)	$212	$(2,966)	$4,478	$(58,226)	$220,257	$(1,652)
Financial Derivative Instruments – Liabilities
Over the counter	(8)	0	0	0	0	8	0	0	0	8
Totals	$280,954	$17,174	$(21,324)	$(53)	$212	$(2,958)	$4,478	$(58,226)	$220,257	$(1,644)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$117,541	Proxy Pricing	Base Price	96.38 - 102.13
	18,347	Third Party Vendor	Broker Quote	97.50 - 100.75
Corporate Bonds & Notes
Banking & Finance	37,179	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	32,301	Third Party Vendor	Broker Quote	99.00 - 108.75
Utilities	4,717	Proxy Pricing	Base Price	101.88
	83	Third Party Vendor	Broker Quote	100.00
Asset-Backed Securities	10,089	Third Party Vendor	Broker Quote	99.03 - 99.81
Total	$220,257

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.3%
BANK LOAN OBLIGATIONS 0.4%
H.J. Heinz Co.
3.250% due 06/05/2020	$10,532	$10,547
Rise Ltd.
4.750% due 01/31/2021 (e)	6,328	6,365

Total Bank Loan Obligations (Cost $16,882)		16,912

CORPORATE BONDS & NOTES 49.5%
BANKING & FINANCE 15.9%
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	941
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,409
American International Group, Inc.
6.820% due 11/15/2037	1,680	2,071
American Tower Corp.
4.000% due 06/01/2025	17,400	16,974
Asian Development Bank
5.820% due 06/16/2028	500	639
Aviation Loan Trust
2.396% due 12/15/2022	4,418	4,104
Banco del Estado de Chile
2.000% due 11/09/2017	12,000	12,097
Banco do Brasil S.A.
3.875% due 10/10/2022	13,200	12,012
Banco Santander Chile
3.875% due 09/20/2022	6,920	7,009
Bank of America Corp.
0.604% due 08/15/2016	100	100
6.250% due 09/05/2024 (d)	11,000	10,966
7.750% due 05/14/2038	400	533
Bank of America N.A.
6.000% due 10/15/2036	12,790	15,179
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	11,900	11,909
Bank One Corp.
7.625% due 10/15/2026	95	121
8.000% due 04/29/2027	100	133
Barclays Bank PLC
10.179% due 06/12/2021	11,560	15,352
BBVA Bancomer S.A.
6.500% due 03/10/2021	3,900	4,231
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	22,400	22,428
Blackstone Holdings Finance Co. LLC
6.250% due 08/15/2042	2,000	2,332
BPCE S.A.
4.625% due 07/11/2024	10,700	10,468
Brown & Brown, Inc.
4.200% due 09/15/2024	3,000	2,963
Citigroup, Inc.
6.625% due 06/15/2032	4,250	5,032
6.675% due 09/13/2043	4,900	5,936
8.125% due 07/15/2039	10,000	14,356
CME Group, Inc.
5.300% due 09/15/2043	3,740	4,121
Credit Agricole S.A.
8.375% due 10/13/2019 (d)	10,000	11,650
Credit Suisse AG
6.500% due 08/08/2023	13,000	14,249
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045	5,200	5,004
Denali Borrower LLC
5.625% due 10/15/2020	4,400	4,636
Deutsche Annington Finance BV
5.000% due 10/02/2023	3,100	3,304
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	737
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,468
FMR LLC
4.950% due 02/01/2033	3,000	3,119
5.150% due 02/01/2043	11,300	11,747

Ford Holdings LLC
9.300% due 03/01/2030		10,000	14,715
General Electric Capital Corp.
5.875% due 01/14/2038		9,600	11,546
6.375% due 11/15/2067		250	269
6.750% due 03/15/2032		18,880	24,488
6.875% due 01/10/2039		6,600	8,852
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		7,700	7,596
5.700% due 05/10/2019 (d)		13,400	13,465
6.125% due 02/15/2033		350	417
6.450% due 05/01/2036		900	1,016
6.750% due 10/01/2037		17,185	20,186
HCP, Inc.
6.750% due 02/01/2041		800	984
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	12,405
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	453
5.875% due 11/01/2034		230	269
7.000% due 01/15/2039		19,550	25,272
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		9,000	9,034
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	8,428
JPMorgan Chase & Co.
5.000% due 07/01/2019 (d)		11,400	11,172
6.100% due 10/01/2024 (d)		13,900	13,966
7.900% due 04/30/2018 (d)		1,400	1,483
Kilroy Realty LP
4.250% due 08/15/2029		8,900	8,867
LBG Capital PLC
15.000% due 12/21/2019	GBP	6,200	13,858
15.000% due 12/21/2019	EUR	500	844
LeasePlan Corp. NV
2.500% due 05/16/2018		$2,800	2,805
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	132
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,393
Moody’s Corp.
5.250% due 07/15/2044		8,000	8,228
Morgan Stanley
6.375% due 07/24/2042		6,600	8,105
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		8,200	8,057
Navient Corp.
5.625% due 08/01/2033		6,400	5,216
8.000% due 03/25/2020		3,900	4,358
New York Life Insurance Co.
6.750% due 11/15/2039		2,500	3,277
North American Development Bank
4.375% due 02/11/2020		10,625	11,590
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	11,944
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		1,200	1,181
4.950% due 04/01/2024		2,000	2,047
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,300	13,891
Rabobank Group
3.375% due 05/21/2025		2,550	2,487
11.000% due 06/30/2019 (d)		8,200	10,424
Regions Financial Corp.
7.375% due 12/10/2037		4,000	5,007
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		100	103
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		7,000	8,260
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,011
5.717% due 06/16/2021		3,200	3,080
6.125% due 02/07/2022		1,000	968
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		4,800	4,823
6.850% due 12/16/2039		6,900	8,630
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,093
Wachovia Corp.
5.625% due 10/15/2016		100	106
Wells Fargo & Co.
3.900% due 05/01/2045		9,300	8,358
5.875% due 06/15/2025 (d)		1,600	1,640
5.900% due 06/15/2024 (d)		8,200	8,241
Wells Fargo Bank N.A.
6.600% due 01/15/2038		8,061	10,440

Weyerhaeuser Co.
7.375% due 03/15/2032	18,900	23,638

		639,448

INDUSTRIALS 21.5%
21st Century Fox America, Inc.
6.150% due 02/15/2041	14,800	17,190
6.200% due 12/15/2034	300	348
AbbVie, Inc.
2.900% due 11/06/2022	6,800	6,589
4.500% due 05/14/2035	11,400	11,155
4.700% due 05/14/2045	900	891
Actavis Funding SCS
3.850% due 06/15/2024	7,477	7,390
4.750% due 03/15/2045	10,000	9,515
4.850% due 06/15/2044	3,800	3,667
Actavis, Inc.
4.625% due 10/01/2042	600	559
ADT Corp.
4.125% due 06/15/2023	8,300	7,761
Alibaba Group Holding Ltd.
4.500% due 11/28/2034	600	577
ALROSA Finance S.A.
7.750% due 11/03/2020	800	844
Altria Group, Inc.
9.950% due 11/10/2038	3,074	4,951
America Movil S.A.B. de C.V.
6.375% due 03/01/2035	700	819
American Airlines Pass-Through Trust
3.700% due 04/01/2028	2,427	2,427
Amgen, Inc.
4.400% due 05/01/2045	9,200	8,534
5.650% due 06/15/2042	14,800	16,454
6.375% due 06/01/2037	2,500	2,954
6.400% due 02/01/2039	5,000	5,985
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,377
Apple, Inc.
4.375% due 05/13/2045	7,000	6,900
Barrick Gold Corp.
5.800% due 11/15/2034	10	10
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	10,342
Boston Scientific Corp.
3.850% due 05/15/2025	2,600	2,524
7.375% due 01/15/2040	12,750	15,804
Burlington Northern Santa Fe LLC
4.550% due 09/01/2044	1,300	1,287
6.530% due 07/15/2037	200	247
Cameron International Corp.
5.950% due 06/01/2041	8,100	8,460
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,210
CBS Corp.
4.850% due 07/01/2042	7,354	6,776
CC Holdings GS LLC
3.849% due 04/15/2023	2,300	2,259
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	7,258
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,225
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,392
Comcast Corp.
4.400% due 08/15/2035	9,300	9,224
6.400% due 03/01/2040	4,000	4,958
6.550% due 07/01/2039	1,150	1,440
7.050% due 03/15/2033	7,590	9,725
ConAgra Foods, Inc.
4.650% due 01/25/2043	1,650	1,400
Conoco Funding Co.
7.250% due 10/15/2031	10	13
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,766	2,817
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	234
Cox Communications, Inc.
8.375% due 03/01/2039	16,438	20,959
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,475
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,254
CSX Corp.
6.150% due 05/01/2037	800	952

CVS Pass-Through Trust
6.036% due 12/10/2028	125	142
7.507% due 01/10/2032	19,000	23,951
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	15,327	21,576
Devon Energy Corp.
7.950% due 04/15/2032	6,905	8,974
Discovery Communications LLC
4.950% due 05/15/2042	8,207	7,586
DISH DBS Corp.
5.000% due 03/15/2023	8,500	7,905
Domtar Corp.
6.750% due 02/15/2044	5,000	5,286
Dow Chemical Co.
9.400% due 05/15/2039	9,000	13,548
Ecopetrol S.A.
5.875% due 09/18/2023	5,500	5,789
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	946
Encana Corp.
6.625% due 08/15/2037	6,400	6,892
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	5,483
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	644
5.950% due 02/01/2041	1,500	1,633
6.125% due 10/15/2039	800	878
6.875% due 03/01/2033	10,000	12,232
Forest Laboratories LLC
4.375% due 02/01/2019	1,000	1,059
Freeport-McMoRan, Inc.
3.875% due 03/15/2023	3,200	2,908
5.450% due 03/15/2043	12,800	10,688
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,121
7.750% due 11/15/2029	80	108
8.000% due 01/15/2024	1,750	2,252
8.875% due 05/15/2031	5,700	8,224
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	103
Goldcorp, Inc.
3.625% due 06/09/2021	2,600	2,587
5.450% due 06/09/2044	2,300	2,190
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	1,221
Harris Corp.
4.854% due 04/27/2035	1,800	1,725
5.054% due 04/27/2045	2,300	2,192
Hess Corp.
7.300% due 08/15/2031	1,300	1,509
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	9,773
Home Depot, Inc.
4.250% due 04/01/2046	6,300	6,109
International Paper Co.
5.150% due 05/15/2046	4,700	4,516
KeySpan Corp.
5.803% due 04/01/2035	120	135
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	6,000	5,605
5.800% due 03/15/2035	4,450	4,392
6.500% due 09/01/2039	7,000	7,179
6.950% due 01/15/2038	7,470	8,029
7.300% due 08/15/2033	3,000	3,341
Kraft Foods Group, Inc.
6.500% due 02/09/2040	13,500	15,873
Kroger Co.
6.900% due 04/15/2038	9,600	11,908
7.500% due 04/01/2031	200	258
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,313
Marathon Oil Corp.
5.200% due 06/01/2045	7,500	7,282
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	2,749
McDonald’s Corp.
5.700% due 02/01/2039	55	61
McGraw Hill Financial, Inc.
4.000% due 06/15/2025	2,300	2,301
McKesson Corp.
2.700% due 12/15/2022	3,500	3,341
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,806
Microsoft Corp.
3.500% due 02/12/2035	9,400	8,583
4.000% due 02/12/2055	1,900	1,702

Molson Coors Brewing Co.
5.000% due 05/01/2042	4,200	4,090
Motorola Solutions, Inc.
5.500% due 09/01/2044	7,900	7,387
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	10,000	10,662
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	11,783
Newmont Mining Corp.
6.250% due 10/01/2039	10,200	9,997
Norfolk Southern Corp.
4.450% due 06/15/2045	5,000	4,798
ONEOK Partners LP
6.125% due 02/01/2041	7,915	7,718
Oracle Corp.
4.125% due 05/15/2045	21,100	19,604
4.300% due 07/08/2034	2,000	1,970
4.500% due 07/08/2044	900	891
Packaging Corp. of America
3.650% due 09/15/2024	1,600	1,569
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,210
Philip Morris International, Inc.
3.600% due 11/15/2023	1,800	1,827
6.375% due 05/16/2038	2,400	2,941
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,750
Pride International, Inc.
7.875% due 08/15/2040	5,600	6,167
QUALCOMM, Inc.
3.450% due 05/20/2025	6,900	6,722
4.800% due 05/20/2045	9,100	8,721
QVC, Inc.
5.950% due 03/15/2043	3,500	3,309
Reynolds American, Inc.
6.150% due 09/15/2043	3,500	3,760
7.250% due 06/15/2037	200	240
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	214
6.875% due 04/15/2040	7,500	7,913
SES S.A.
3.600% due 04/04/2023	4,600	4,679
5.300% due 04/04/2043	3,800	3,821
Southern Copper Corp.
5.250% due 11/08/2042	8,000	6,983
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,180
Statoil ASA
4.250% due 11/23/2041	2,500	2,437
Suncor Energy, Inc.
6.500% due 06/15/2038	800	975
6.850% due 06/01/2039	2,500	3,144
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,752
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	3,959
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	8,721
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,533
7.625% due 04/01/2037	4,720	5,558
8.375% due 06/15/2032	3,600	4,328
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	49	58
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,034
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	968
6.550% due 05/01/2037	14,450	15,046
6.750% due 06/15/2039	2,700	2,880
7.300% due 07/01/2038	1,225	1,380
Time Warner, Inc.
3.600% due 07/15/2025	6,400	6,228
6.100% due 07/15/2040	7,780	8,752
6.500% due 11/15/2036	8,662	10,176
7.700% due 05/01/2032	70	92
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,100	6,428
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	7,891
Transocean, Inc.
6.800% due 03/15/2038	4,600	3,462
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,185	6,215
4.625% due 12/03/2026	5,800	6,032
5.900% due 04/01/2026	3,448	3,897

United Airlines Pass-Through Trust
4.000% due 10/11/2027	2,000	2,020
4.300% due 02/15/2027	14,165	14,590
Vale Overseas Ltd.
6.875% due 11/21/2036	760	737
6.875% due 11/10/2039	1,400	1,354
8.250% due 01/17/2034	3,610	3,996
Viacom, Inc.
4.375% due 03/15/2043	3,598	2,916
5.850% due 09/01/2043	8,100	8,064
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	22,676	29,109
Williams Cos., Inc.
8.750% due 03/15/2032	309	375
Williams Partners LP
4.900% due 01/15/2045	13,600	11,672
5.400% due 03/04/2044	1,700	1,554
6.300% due 04/15/2040	2,200	2,235
Yum! Brands, Inc.
6.875% due 11/15/2037	26	30

		867,244

UTILITIES 12.1%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,255
AGL Capital Corp.
5.875% due 03/15/2041	9,600	11,347
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	5,928
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	11,104
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,562
Anadarko Finance Co.
7.500% due 05/01/2031	13,522	16,936
AT&T, Inc.
4.350% due 06/15/2045	1,500	1,285
4.500% due 05/15/2035	700	644
4.750% due 05/15/2046	2,100	1,908
5.350% due 09/01/2040	29,422	28,973
6.300% due 01/15/2038	13,750	15,157
6.500% due 09/01/2037	50	57
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,716
6.500% due 09/15/2037	5,300	6,503
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,373
British Telecommunications PLC
9.625% due 12/15/2030	730	1,084
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,029
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,392
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,896
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	5,831
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	11,923
DTE Electric Co.
3.950% due 06/15/2042	1,600	1,518
4.300% due 07/01/2044	4,000	3,959
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,461
Duke Energy Florida, Inc.
3.850% due 11/15/2042	4,600	4,247
6.350% due 09/15/2037	200	254
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	116
Duke Energy Progress, Inc.
6.300% due 04/01/2038	800	1,013
Electricite de France S.A.
5.625% due 01/22/2024 (d)	9,800	10,003
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,911
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	10,906
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	1,750
5.625% due 04/01/2034	100	118
5.850% due 02/01/2033	60	73
5.950% due 02/01/2038	200	244
5.960% due 04/01/2039	5,000	6,154
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	5,814

Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	1,050	1,125
9.250% due 04/23/2019	225	251
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	935
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	6,578
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,088
Laclede Group, Inc.
1.024% due 08/15/2017	5,000	4,994
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,357
NGPL PipeCo LLC
7.768% due 12/15/2037	8,695	9,260
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,327
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,526
Ohio Power Co.
5.850% due 10/01/2035	100	117
6.000% due 06/01/2016	20	21
6.600% due 02/15/2033	30	37
6.600% due 03/01/2033	65	81
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	4,072
Ooredoo International Finance Ltd.
5.000% due 10/19/2025	900	972
Pacific Gas & Electric Co.
6.350% due 02/15/2038	13,200	16,208
PacifiCorp
5.750% due 04/01/2037	60	71
6.000% due 01/15/2039	2,040	2,477
6.100% due 08/01/2036	60	74
Petrobras Global Finance BV
5.375% due 01/27/2021	2,800	2,701
6.875% due 01/20/2040	11,900	10,661
7.875% due 03/15/2019	10,500	11,177
Petroleos Mexicanos
5.625% due 01/23/2046	8,800	8,250
6.500% due 06/02/2041	23,400	24,598
6.625% due 06/15/2035	520	558
6.625% due 06/15/2038	3,600	3,816
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,643
3.600% due 11/01/2024	2,200	2,124
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,787
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,724
PSEG Power LLC
8.625% due 04/15/2031	600	825
Public Service Co. of Colorado
6.250% due 09/01/2037	235	304
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,402
5.800% due 05/01/2037	145	176
Puget Energy, Inc.
6.000% due 09/01/2021	7,400	8,483
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	971
Rosneft Finance S.A.
6.625% due 03/20/2017	500	519
7.500% due 07/18/2016	1,100	1,148
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,400
4.375% due 05/11/2045	4,500	4,443
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,727
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,348
6.000% due 01/15/2034	3,600	4,360
Telecom Italia Capital S.A.
7.721% due 06/04/2038	3,900	4,407
Verizon Communications, Inc.
4.522% due 09/15/2048	49,586	43,854
4.672% due 03/15/2055	11,328	9,857
4.862% due 08/21/2046	24,000	22,467
5.012% due 08/21/2054	10,819	9,930
5.850% due 09/15/2035	3,062	3,324
6.400% due 09/15/2033	2,052	2,352
6.550% due 09/15/2043	2,037	2,390
Virginia Electric & Power Co.
6.000% due 01/15/2036	20	24

Vodafone Group PLC
6.150% due 02/27/2037	10,410	11,120

		486,885

Total Corporate Bonds & Notes (Cost $1,931,212)		1,993,577

MUNICIPAL BONDS & NOTES 5.2%
CALIFORNIA 2.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	16,462
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	28,358
7.500% due 04/01/2034	200	278
7.550% due 04/01/2039	100	145
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	8,923
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,436
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	587
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,164
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,548
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	14,474
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,908
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	2,180	2,604
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	13,370

		92,257

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,196

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	6,457
6.655% due 04/01/2057	8,500	9,933

		16,390

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	12,900	13,993
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	576

		14,569

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	137

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	6,100	7,103

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,722

NEW YORK 0.4%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.990% due 06/15/2031	2,000	2,616
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,096
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	339
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	8,545

		16,596

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	11,480	15,971

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	310
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	4,700

		20,981

PENNSYLVANIA 0.0%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	659

TEXAS 0.7%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,859
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF Insured), Series 2008
10.070% due 02/15/2031	1,300	1,638
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
10.080% due 10/01/2031	2,400	3,127
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	17,100	17,209

		28,833

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,050	6,782

Total Municipal Bonds & Notes (Cost $188,123)		209,225

U.S. GOVERNMENT AGENCIES 22.3%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030 (b)	124,562	105,383
0.247% due 07/25/2037	43	41
0.317% due 03/25/2036	12	12
0.387% due 10/27/2037	2,126	2,101
0.587% due 09/25/2032	11	11
1.346% due 06/01/2043	231	237
1.489% due 06/01/2035	1,315	1,369
1.827% due 10/01/2035	597	633
1.830% due 04/01/2035	659	699
1.878% due 12/01/2034	946	1,001
1.925% due 06/01/2035	1,191	1,254
2.032% due 09/01/2035	79	84
2.202% due 05/25/2035	1,185	1,228
2.261% due 08/01/2035	114	122
2.277% due 12/01/2033	54	58
2.491% due 11/01/2034	1,636	1,754
3.314% due 09/25/2020	20,000	21,176
4.000% due 02/25/2019	30	31
5.000% due 08/25/2033 - 07/01/2045	12,054	13,308
5.181% due 11/01/2035	32	34
5.500% due 04/25/2033 - 09/25/2035	3,865	4,470
5.625% due 04/17/2028 - 07/15/2037	47,925	62,744
5.900% due 07/25/2042	14	16
6.000% due 07/25/2031 - 04/18/2036	15,802	16,614
6.080% due 09/01/2028	1,800	2,366
6.210% due 08/06/2038	12,900	18,297
6.250% due 05/15/2029	14,400	19,663
6.625% due 11/15/2030	15,860	22,399
6.654% due 05/25/2032	8	9
8.100% due 08/12/2019	200	252
Federal Farm Credit Bank
5.125% due 07/09/2029	500	604
5.750% due 12/07/2028	20	26
Federal Home Loan Bank
6.640% due 12/13/2016	50	54
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019 (b)	13,150	12,680
Freddie Mac
0.000% due 03/15/2031 (b)	13,400	7,555
0.336% due 08/15/2019 - 10/15/2020	205	205
0.416% due 02/15/2019	86	87
0.586% due 01/15/2033	8	8
0.686% due 09/15/2030	3	3
1.346% due 10/25/2044 - 02/25/2045	69	70
2.125% due 10/01/2035	103	110
2.277% due 06/01/2035	45	48
2.350% due 04/01/2035	120	127
4.000% due 06/15/2041	12,729	13,835
5.000% due 12/15/2022 - 12/01/2038	1,984	2,194
5.400% due 03/17/2021	500	517
5.500% due 02/15/2024	74	84
6.000% due 06/15/2035 - 10/01/2037	13,366	15,225
6.250% due 07/15/2032	1,500	2,077
6.500% due 10/25/2043	102	117

6.750% due 03/15/2031	10,100	14,463
8.250% due 06/01/2016	130	139
Ginnie Mae
1.625% due 05/20/2030	108	113
5.000% due 03/20/2040	9,971	11,350
Israel Government AID Bond
0.000% due 03/15/2022 - 11/01/2024 (b)	35,822	28,428
5.500% due 09/18/2023 - 09/18/2033	98,331	120,713
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030 (b)	347,802	219,929
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029 (b)	51,736	36,589
Small Business Administration
5.290% due 12/01/2027	695	764
5.510% due 11/01/2027	186	207
Tennessee Valley Authority
4.625% due 09/15/2060	16,300	17,242
4.875% due 01/15/2048	4,050	4,565
5.375% due 04/01/2056	1,383	1,669
5.880% due 04/01/2036	21,400	27,743
6.235% due 07/15/2045	1,022	1,199
7.125% due 05/01/2030	45,000	64,088

Total U.S. Government Agencies (Cost $817,348)		902,193

U.S. TREASURY OBLIGATIONS 22.3%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)(j)	119,350	110,669
2.750% due 11/15/2042 (g)	104,550	96,831
3.000% due 05/15/2042 (g)	49,500	48,282
3.000% due 05/15/2045	47,000	45,847
3.125% due 02/15/2042 (g)(j)	109,000	109,119
3.125% due 02/15/2043 (g)	78,786	78,534
3.750% due 11/15/2043 (g)(j)	14,500	16,235
3.875% due 08/15/2040 (g)(j)	8,800	10,011
4.375% due 11/15/2039 (g)	9,000	11,024
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (g)	19,060	16,789
0.750% due 02/15/2042 (g)	16,102	14,706
0.750% due 02/15/2045 (g)	70,529	63,945
1.375% due 02/15/2044 (g)	37,763	40,020
U.S. Treasury Strips
0.000% due 11/15/2032 (b)	52,000	30,609
0.000% due 05/15/2033 (b)	8,800	5,081
0.000% due 11/15/2033 (b)	18,800	10,645
0.000% due 05/15/2034 (b)	10,700	5,934
0.000% due 08/15/2039 (b)	13,100	6,037
0.000% due 11/15/2039 (b)	191,700	87,113
0.000% due 05/15/2040 (b)	19,850	8,887
0.000% due 08/15/2040 (b)	43,900	19,366
0.000% due 11/15/2040 (b)	110,700	48,684
0.000% due 05/15/2042 (b)	1,300	541
0.000% due 08/15/2042 (b)	17,880	7,369
0.000% due 11/15/2042 (b)	22,800	9,305

Total U.S. Treasury Obligations (Cost $894,334)		901,583

MORTGAGE-BACKED SECURITIES 4.1%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,915
American Home Mortgage Assets Trust
1.078% due 11/25/2046	2,424	1,300
American Home Mortgage Investment Trust
2.423% due 02/25/2045	27	27
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	13,300	13,558
Banc of America Funding Trust
2.671% due 02/20/2036	1,267	1,260
2.699% due 05/25/2035	31	32
2.933% due 01/20/2047 ^	83	71
Banc of America Mortgage Trust
6.500% due 09/25/2033	2	2
Banc of America Re-REMIC Trust
5.815% due 02/24/2051	5,024	5,222
5.877% due 12/24/2049	8,532	8,912
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035	447	450
2.410% due 10/25/2035	226	223
2.515% due 03/25/2035	163	164
2.622% due 11/25/2034	71	69
2.625% due 05/25/2034	5	5
2.680% due 03/25/2035	1,529	1,546
2.708% due 10/25/2035	179	179
2.751% due 11/25/2030	93	89
2.774% due 05/25/2047 ^	2,795	2,510
2.834% due 02/25/2034	27	27

Bear Stearns ALT-A Trust
2.595% due 11/25/2036	248	181
2.635% due 09/25/2035	9,630	8,273
2.720% due 11/25/2036	385	298
Chase Mortgage Finance Trust
2.471% due 03/25/2037 ^	907	849
5.500% due 11/25/2035	5,000	4,931
Citigroup Mortgage Loan Trust, Inc.
0.257% due 01/25/2037	85	62
0.985% due 08/25/2035 ^	501	394
2.230% due 09/25/2035	313	315
2.410% due 09/25/2035	229	229
2.510% due 10/25/2035	155	154
COBALT Commercial Mortgage Trust
5.484% due 04/15/2047	464	490
Countrywide Alternative Loan Trust
0.377% due 09/25/2046 ^	2,288	1,973
0.382% due 12/20/2046	1,673	1,285
0.397% due 03/20/2046	391	311
0.467% due 02/25/2037	178	143
5.500% due 03/25/2036 ^	177	151
6.250% due 08/25/2037 ^	253	218
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 05/25/2035	170	145
0.507% due 03/25/2035	531	417
2.313% due 02/20/2036 ^	216	200
2.330% due 02/20/2036	321	278
2.349% due 04/20/2035	43	43
2.428% due 11/20/2034	41	40
2.429% due 11/25/2034	228	217
2.494% due 02/20/2035	90	89
2.530% due 08/25/2034	211	185
2.680% due 08/25/2034	75	66
5.250% due 05/25/2035	257	241
Countrywide Home Loan Reperforming REMIC Trust
0.607% due 07/25/2036	8,983	8,234
Credit Suisse First Boston Mortgage Securities Corp.
2.288% due 07/25/2033	55	54
2.559% due 08/25/2033	27	27
DBUBS Mortgage Trust
1.539% due 07/12/2044	6,610	6,668
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	11	10
Downey Savings & Loan Association Mortgage Loan Trust
0.448% due 08/19/2045	264	238
First Horizon Mortgage Pass-Through Trust
2.625% due 12/25/2034	14	14
2.677% due 08/25/2035	70	64
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,341	4,567
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,647
GSR Mortgage Loan Trust
2.682% due 09/25/2035	171	172
4.947% due 11/25/2035	31	30
HarborView Mortgage Loan Trust
0.368% due 07/19/2046	3,593	2,185
0.378% due 01/19/2038	931	792
0.428% due 03/19/2036	322	234
2.725% due 07/19/2035	249	216
IndyMac Mortgage Loan Trust
0.387% due 06/25/2047	1,234	953
2.532% due 12/25/2034	45	41
2.649% due 04/25/2037	252	206
2.791% due 04/25/2037 ^	543	406
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,096
5.429% due 12/12/2043	572	594
JPMorgan Mortgage Trust
2.555% due 07/25/2035	6,309	6,427
2.594% due 02/25/2035	17	17
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	2,393	2,591
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046	1,060	805
2.702% due 11/21/2034	333	342
MASTR Alternative Loan Trust
5.500% due 01/25/2025	139	141
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031	109	107
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	122	117
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036	596	549
0.437% due 11/25/2035	14	13
1.184% due 10/25/2035	26	25

1.673% due 10/25/2035	130	127
2.224% due 05/25/2033	37	36
2.393% due 02/25/2034	24	24
2.720% due 07/25/2034	275	275
2.933% due 05/25/2033	14	13
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.076% due 08/12/2049	3,700	3,975
Morgan Stanley Capital Trust
5.332% due 12/15/2043	447	465
Prime Mortgage Trust
0.587% due 02/25/2034	7	6
Residential Accredit Loans, Inc. Trust
0.397% due 04/25/2046	300	158
6.000% due 06/25/2036	122	100
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^	348	180
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2035	13,400	12,890
Structured Adjustable Rate Mortgage Loan Trust
0.407% due 05/25/2037	403	334
1.574% due 01/25/2035	131	106
2.394% due 12/25/2034	417	412
2.629% due 08/25/2035	53	50
Structured Asset Mortgage Investments Trust
0.397% due 04/25/2036	1,744	1,271
0.407% due 05/25/2036	398	290
0.438% due 07/19/2035	104	98
0.467% due 02/25/2036	848	695
0.497% due 12/25/2035	14	11
0.848% due 10/19/2034	51	49
Structured Asset Securities Corp.
2.461% due 12/25/2033	47	46
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	19	18
2.516% due 02/25/2032	24	23
WaMu Mortgage Pass-Through Certificates Trust
0.457% due 12/25/2045	145	140
0.477% due 10/25/2045	1,880	1,763
0.497% due 01/25/2045	96	91
0.858% due 02/25/2047 ^	1,112	898
0.858% due 03/25/2047 ^	610	482
0.888% due 01/25/2047	4	4
0.918% due 04/25/2047	2,310	2,037
1.158% due 08/25/2046	3,473	2,926
1.558% due 08/25/2042	3	3
2.023% due 12/25/2036 ^	571	507
2.187% due 05/25/2046	55	48
2.187% due 09/25/2046	36	33
2.187% due 10/25/2046	10	9
2.187% due 11/25/2046	110	100
2.290% due 02/25/2037 ^	849	736
2.439% due 03/25/2034	354	356
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	16	16
Washington Mutual Mortgage Pass-Through Certificates Trust
1.128% due 05/25/2046	879	666
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,284
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035	34	34
2.621% due 03/25/2036	1,444	1,432
2.717% due 09/25/2034	156	160

Total Mortgage-Backed Securities (Cost $154,753)		164,698

ASSET-BACKED SECURITIES 0.9%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	5,706	6,104
Amortizing Residential Collateral Trust
0.767% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust
0.737% due 09/25/2034	3	3
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	72	72
Bear Stearns Asset-Backed Securities Trust
2.795% due 07/25/2036	151	144
2.973% due 10/25/2036	52	52
Centex Home Equity Loan Trust
4.680% due 06/25/2032	156	160
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045	16	12
Countrywide Asset-Backed Certificates
0.367% due 09/25/2036	121	120
0.667% due 12/25/2031	11	8
Credit-Based Asset Servicing and Securitization LLC
0.255% due 01/25/2037 ^	38	17

0.305% due 07/25/2037		36	24
1.085% due 07/25/2035		152	141
4.423% due 04/25/2037		1,179	1,136
Equity One Mortgage Pass-Through Trust
5.699% due 07/25/2034		925	928
First NLC Trust
0.257% due 08/25/2037		25	14
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036		2	1
GSAMP Trust
0.257% due 12/25/2036		9	5
Lehman ABS Mortgage Loan Trust
0.277% due 06/25/2037		24	16
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034		5	4
MASTR Specialized Loan Trust
0.447% due 02/25/2036		10,161	8,989
MESA Trust
0.987% due 12/25/2031		52	48
New Century Home Equity Loan Trust
0.927% due 08/25/2034		17	16
1.267% due 01/25/2034		403	378
4.819% due 08/25/2035		372	388
Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		732	774
Securitized Asset-Backed Receivables LLC Trust
0.317% due 05/25/2037 ^		72	51
SLM Student Loan Trust
0.777% due 10/25/2017		813	814
1.777% due 04/25/2023		15,413	15,827
Soundview Home Loan Trust
0.267% due 06/25/2037		16	10

Total Asset-Backed Securities (Cost $34,743)			36,257

SOVEREIGN ISSUES 3.0%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,276
Colombia Government International Bond
6.125% due 01/18/2041		8,700	9,483
7.375% due 09/18/2037		720	893
Italy Buoni Poliennali Del Tesoro
4.750% due 09/01/2044	EUR	4,200	5,901
5.000% due 09/01/2040		10,100	14,468
Mexico Government International Bond
3.600% due 01/30/2025		$22,946	22,682
4.600% due 01/23/2046		3,490	3,250
5.125% due 01/15/2020		1,828	2,021
5.550% due 01/21/2045		350	374
5.750% due 10/12/2110		10,400	10,296
6.050% due 01/11/2040		4,785	5,467
7.750% due 05/29/2031	MXN	255,900	18,192
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	13,862
Spain Government International Bond
5.150% due 10/31/2044	EUR	8,800	13,126

Total Sovereign Issues (Cost $124,459)			122,291

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	230

Total Common Stocks (Cost $108)			230

CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (d)		15,300	17,981

Total Convertible Preferred Securities (Cost $15,982)			17,981

PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	464
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	3,970

SCE Trust
5.750% due 03/15/2024 (d)	43,000	1,155

Total Preferred Securities (Cost $5,375)		5,589

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (f) 0.0%		1,054

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.0%
0.016% due 07/23/2015 - 11/12/2015 (a)(g)(j)	$1,806	1,806

Total Short-Term Instruments (Cost $2,860)		2,860

Total Investments in Securities (Cost $4,186,179)		4,373,396

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	11,037,224	109,467

Total Short-Term Instruments (Cost $109,473)		109,467

Total Investments in Affiliates (Cost $109,473)		109,467

Total Investments 111.0% (Cost $4,295,652)		$4,482,863
Financial Derivative Instruments (h)(i) (0.1%) (Cost or Premiums, net $(6,329))		(3,872)
Other Assets and Liabilities, net (10.9%)		(441,907)

Net Assets 100.0%		$4,037,084

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$6,369	$6,365	0.16%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$1,054	Fannie Mae 2.260% due 10/17/2022	$(1,079)	$1,054	$1,054

Total Repurchase Agreements						$(1,079)	$1,054	$1,054

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.280%	05/26/2015	07/27/2015	$(4,247)	$(4,248)
IND	0.250	06/12/2015	07/09/2015	(2,612)	(2,613)
SCX	0.270	05/13/2015	07/10/2015	(150,364)	(150,420)
	0.270	06/16/2015	07/10/2015	(3,620)	(3,620)
	0.290	05/19/2015	07/20/2015	(31,226)	(31,237)
	0.290	05/26/2015	07/27/2015	(61,672)	(61,689)
	0.290	06/10/2015	07/10/2015	(57,418)	(57,428)
	0.290	06/10/2015	07/27/2015	(11,261)	(11,263)
	0.290	06/16/2015	07/27/2015	(22,889)	(22,892)
	0.300	06/10/2015	07/27/2015	(58,720)	(58,731)
	0.300	06/29/2015	07/20/2015	(49,591)	(49,591)
	0.320	06/08/2015	07/08/2015	(10,746)	(10,748)
	0.320	06/10/2015	07/10/2015	(1,694)	(1,694)

Total Reverse Repurchase Agreements					$(466,174)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.280%	05/14/2015	07/14/2015	$(1,701)	$(1,703)
MSC	0.270	05/12/2015	07/13/2015	(2,120)	(2,123)
	0.274	05/12/2015	07/13/2015	(10,309)	(10,171)
	0.400	06/10/2015	07/01/2015	(30,045)	(30,052)
TDM	0.330	06/10/2015	08/10/2015	(29,051)	(29,226)

Total Sale-Buyback Transactions					$(73,275)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $762,947 at a weighted average interest rate of 0.232%
(3)	Payable for sale-buyback transactions includes $171 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies*

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	07/01/2045	$12,000	$(13,326)	$(13,247)
Fannie Mae	5.000	08/13/2045	12,000	(13,236)	(13,243)
Fannie Mae	6.000	07/01/2045	5,000	(5,703)	(5,684)
FreddieMac	5.500	07/01/2045	1,000	(1,127)	(1,121)

Total Short Sales				$(33,392)	$(33,295)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $533,596 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Long	09/2015	4	$(4)	$0	$0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	164	(441)	0	(10)

Total Futures Contracts				$(445)	$0	$(10)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$216,300	$3,134	$(914)	$215	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	211,800	$1,631	$(561)	$46	$0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		28,000	(39)	(79)	15	0

						$1,592	$(640)	$61	$0

Total Swap Agreements						$4,726	$(1,554)	$276	$0

Cash of $8,419 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	4,793,800		$38,770	$0	$(400)
BPS	07/2015	MXN	33,563		2,164	30	0
	07/2015		$38,678	JPY	4,793,800	492	0
	08/2015	JPY	4,793,800		$38,691	0	(494)
CBK	07/2015	GBP	8,138		12,508	0	(279)
	07/2015	MXN	2,956		192	4	0
	07/2015		$638	MXN	9,854	0	(11)
	09/2015	MXN	258,392		$16,345	8	0
FBF	08/2015	EUR	78,941		88,076	20	0
HUS	07/2015		$12,817	GBP	8,138	0	(31)
	08/2015	GBP	8,138		$12,814	30	0
JPM	07/2015	CAD	1,078		863	0	0

Total Forward Foreign Currency Contracts						$584	$(1,215)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$35,300	$3,106	$2,236
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	36,600	3,221	2,319

							$6,327	$4,555

Total Purchased Options							$6,327	$4,555

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(25)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$77,400	$(3,213)	$(2,085)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	115,400	(750)	(1,065)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	115,400	(992)	(737)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	11,000	(67)	(102)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	11,000	(99)	(70)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	80,400	(3,336)	(2,166)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	272,400	(1,981)	(509)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	272,400	(1,883)	(1,346)

							$(12,321)	$(8,080)

Total Written Options							$(12,688)	$(8,105)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Telstra Corp. Ltd.	1.000%	06/20/2021	0.675%	$2,300	$32	$11	$43	$0

Total Swap Agreements						$32	$11	$43	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $2,443 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$ 0	$10,547	$6,365	$16,912
Corporate Bonds & Notes
Banking & Finance	0	639,448	0	639,448
Industrials	0	846,439	20,805	867,244
Utilities	0	486,885	0	486,885
Municipal Bonds & Notes
California	0	92,257	0	92,257
Colorado	0	1,196	0	1,196
Georgia	0	16,390	0	16,390
Illinois	0	14,569	0	14,569
Iowa	0	137	0	137
Michigan	0	7,103	0	7,103
Mississippi	0	3,722	0	3,722
New York	0	16,596	0	16,596
Ohio	0	20,981	0	20,981
Pennsylvania	0	659	0	659
Texas	0	28,833	0	28,833
West Virginia	0	6,782	0	6,782
U.S. Government Agencies	0	902,193	0	902,193
U.S. Treasury Obligations	0	901,583	0	901,583
Mortgage-Backed Securities	0	164,698	0	164,698
Asset-Backed Securities	0	30,153	6,104	36,257
Sovereign Issues	0	122,291	0	122,291
Common Stocks
Financials	230	0	0	230
Convertible Preferred Securities
Banking & Finance	0	17,981	0	17,981
Preferred Securities
Utilities	4,434	1,155	0	5,589
Short-Term Instruments
Repurchase Agreements	0	1,054	0	1,054
U.S. Treasury Bills	0	1,806	0	1,806
	$ 4,664	$4,335,458	$33,274	$4,373,396

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 109,467	$0	$0	$109,467

Total Investments	$ 114,131	$4,335,458	$33,274	$4,482,863

Short Sales, at Value - Liabilities
U.S. Government Agencies	$ 0	$(33,295)	$0	$(33,295)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	276	0	276
Over the counter	0	5,182	0	5,182
	$ 0	$5,458	$0	$5,458

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	0	0	(10)
Over the counter	0	(9,320)	0	(9,320)

	$ (10)	$(9,320)	$0	$(9,330)

Totals	$ 114,121	$4,298,301	$33,274	$4,445,696

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.1%
BANK LOAN OBLIGATIONS 6.4%
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (g)		$13,896	$14,249
Charter Communications Operating LLC
3.000% due 07/01/2020		3,959	3,916
Crown Castle Operating Co.
3.000% due 01/31/2021		12,971	12,918
CSC Holdings, Inc.
2.687% due 04/17/2020		5,306	5,269
Dell International LLC
4.000% due 04/29/2020		6,443	6,449
Delos Finance SARL
3.500% due 03/06/2021		9,000	9,006
Delta Air Lines, Inc.
2.182% due 09/30/2019 (g)		25,743	25,984
2.256% due 05/09/2019 (g)		7,489	7,627
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		39,342	39,440
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		3,273	3,276
International Aircraft Leasing and Trading
2.883% - 4.140% due 07/10/2015 (g)		7,165	7,161
Las Vegas Sands LLC
3.250% due 12/18/2020		16,825	16,771
NGPL PipeCo LLC
6.750% due 09/15/2017		5,761	5,528
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (g)		18,379	17,548
5.860% - 6.110% due 06/24/2021 (g)		13,766	12,943
NRG Energy, Inc.
2.750% due 07/02/2018		5,710	5,672
Pennon Group PLC
5.125% due 12/15/2020		3,846	3,891
Rise Ltd.
4.750% due 01/31/2021 (g)		4,465	4,491
Scorpio Bulkers, Inc.
0.340% - 2.378% due 06/30/2028		1,402	1,400
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		564	567

Total Bank Loan Obligations (Cost $205,004)			204,106

CORPORATE BONDS & NOTES 57.5%
BANKING & FINANCE 22.8%
Allstate Corp.
6.500% due 05/15/2067		1,400	1,571
Alpha Credit Group PLC
3.375% due 06/17/2017	EUR	6,000	2,957
American International Group, Inc.
4.375% due 01/15/2055		$12,000	10,691
8.175% due 05/15/2068		400	531
AmSouth Bancorp
6.750% due 11/01/2025		1,500	1,772
Aviation Loan Trust
2.396% due 12/15/2022		2,249	2,089
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	12,800	14,331
9.000% due 05/09/2018 (f)		$6,400	6,896
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		5,000	3,544
9.000% due 06/18/2024 (f)		6,000	5,443
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	4,000	4,970
Banco Santander S.A.
6.250% due 09/11/2021 (f)		7,800	8,473
Bank of America Corp.
6.100% due 03/17/2025 (f)		$16,600	16,413
6.250% due 09/05/2024 (f)		11,000	10,966
7.750% due 05/14/2038		7,700	10,254
Bank One Capital
8.750% due 09/01/2030		275	387
BGC Partners, Inc.
5.375% due 12/09/2019		10,775	11,256
Blackstone CQP Holdco LP
9.296% due 03/18/2019		14,537	14,928

BPCE S.A.
4.625% due 07/11/2024		4,150	4,060
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,641
Citigroup, Inc.
5.950% due 05/15/2025 (f)		14,825	14,325
8.125% due 07/15/2039		7,020	10,078
CME Group, Inc.
5.300% due 09/15/2043		1,800	1,983
Credit Agricole S.A.
6.500% due 06/23/2021 (f)	EUR	7,100	7,975
7.875% due 01/23/2024 (f)		$17,500	17,953
Credit Suisse AG
6.500% due 08/08/2023		5,625	6,166
Credit Suisse Group AG
6.250% due 12/18/2024 (f)		1,800	1,731
7.500% due 12/11/2023 (f)		5,300	5,535
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		8,250	8,229
Doctors Co.
6.500% due 10/15/2023		10,150	11,045
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		841	889
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	6,302
Farmers Exchange Capital
5.454% due 10/15/2054		10,200	9,975
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,076
First American Financial Corp.
4.300% due 02/01/2023		900	894
Goldman Sachs Group, Inc.
4.800% due 07/08/2044		5,200	5,158
6.450% due 05/01/2036		1,000	1,129
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,474
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,301
HSBC Capital Funding LP
10.176% due 06/30/2030 (f)		5,600	8,554
HSBC Holdings PLC
6.375% due 09/17/2024 (f)		6,700	6,725
6.375% due 03/30/2025 (f)		455	458
6.500% due 05/02/2036		3,225	3,836
6.500% due 09/15/2037		600	724
6.800% due 06/01/2038		12,320	15,223
7.350% due 11/27/2032		1,550	1,950
7.625% due 05/17/2032		1,800	2,291
ING Groep NV
6.500% due 04/16/2025 (f)		1,800	1,745
Jefferies Finance LLC
7.375% due 04/01/2020		7,700	7,604
Jefferies LoanCore LLC
6.875% due 06/01/2020		6,995	6,820
JPMorgan Chase & Co.
5.400% due 01/06/2042		200	223
6.100% due 10/01/2024 (f)		4,200	4,220
6.125% due 04/30/2024 (f)		16,000	16,086
6.750% due 02/01/2024 (f)		6,800	7,274
7.900% due 04/30/2018 (f)		14,300	15,144
KBC Bank NV
8.000% due 01/25/2023		9,600	10,524
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (g)		4,345	4,099
LBG Capital PLC
7.625% due 12/09/2019	GBP	2,000	3,340
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		$1,600	2,300
Lloyds Banking Group PLC
7.500% due 06/27/2024 (f)		6,000	6,195
7.625% due 06/27/2023 (f)	GBP	3,537	5,747
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		$6,000	8,984
MetLife Capital Trust
7.875% due 12/15/2067		11,950	15,039
MetLife, Inc.
5.250% due 06/15/2020 (f)		5,400	5,366
10.750% due 08/01/2069		4,000	6,490
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,754
Navient Corp.
5.625% due 08/01/2033		17,600	14,344
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,919
5.100% due 10/16/2044		8,500	8,936

Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,389
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,800	2,039
5.000% due 05/21/2019		5,300	6,040
5.000% due 05/23/2019		5,000	5,678
5.875% due 11/09/2015		600	671
Ohio National Life Insurance Co.
6.875% due 06/15/2042		$500	600
Omega Healthcare Investors, Inc.
4.500% due 04/01/2027		3,400	3,263
Pacific Life Insurance Co.
9.250% due 06/15/2039		36,875	55,078
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,322
PHH Corp.
6.375% due 08/15/2021		2,000	1,975
Pinnacol Assurance
8.625% due 06/25/2034 (g)		7,000	7,167
Piper Jaffray Cos.
4.782% due 11/30/2015		5,100	5,114
PNC Preferred Funding Trust
1.936% due 03/15/2017 (f)		12,750	11,634
Prudential Financial, Inc.
5.200% due 03/15/2044		5,000	4,957
5.875% due 09/15/2042		4,500	4,778
Rabobank Group
8.375% due 07/26/2016 (f)		9,400	9,846
Rio Oil Finance Trust
6.250% due 07/06/2024		11,950	11,771
6.750% due 01/06/2027		6,150	5,974
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	5,000	5,073
5.717% due 06/16/2021		$8,050	7,748
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,107
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		4,395	5,497
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	93	148
UBS AG
7.250% due 02/22/2022		$10,000	10,546
7.625% due 08/17/2022		5,550	6,507
Wachovia Capital Trust
5.570% due 07/31/2015 (f)		1,180	1,168
Wells Fargo & Co.
3.900% due 05/01/2045		17,400	15,637
5.375% due 11/02/2043		12,000	12,796
5.900% due 06/15/2024 (f)		13,700	13,768
7.980% due 03/15/2018 (f)		1,033	1,118
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,700	4,792
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	20,059
7.375% due 03/15/2032		3,814	4,770
7.950% due 03/15/2025		200	250
8.500% due 01/15/2025		10,400	13,589

			732,174

INDUSTRIALS 23.4%
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,625
4.500% due 05/14/2035		1,200	1,174
4.700% due 05/14/2045		11,100	10,991
Actavis Funding SCS
4.550% due 03/15/2035		5,700	5,420
4.750% due 03/15/2045		3,100	2,950
Actavis, Inc.
4.625% due 10/01/2042		6,500	6,060
ADT Corp.
4.875% due 07/15/2042		11,150	8,585
Altria Group, Inc.
9.950% due 11/10/2038		3,923	6,318
10.200% due 02/06/2039		4,729	7,789
Amazon.com, Inc.
4.950% due 12/05/2044		7,850	7,652
Amgen, Inc.
4.950% due 10/01/2041		2,500	2,503
5.150% due 11/15/2041		28,907	29,693
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	2,102
Anadarko Petroleum Corp.
4.500% due 07/15/2044		10,000	9,221
7.000% due 11/15/2027		600	676

Anthem, Inc.
4.625% due 05/15/2042		4,000	3,657
Asciano Finance Ltd.
6.000% due 04/07/2023		4,000	4,529
Ashland, Inc.
6.875% due 05/15/2043		17,372	17,719
Barrick Gold Corp.
5.250% due 04/01/2042		7,200	6,448
5.800% due 11/15/2034		100	95
Barrick International Barbados Corp.
6.350% due 10/15/2036		1,297	1,279
BorgWarner, Inc.
4.375% due 03/15/2045		2,000	1,872
Buckeye Partners LP
5.600% due 10/15/2044		800	752
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042		22,000	21,197
4.550% due 09/01/2044		3,200	3,168
California Resources Corp.
5.000% due 01/15/2020		425	376
5.500% due 09/15/2021 (i)		5,275	4,596
Cameron International Corp.
7.000% due 07/15/2038		3,703	4,252
Canadian Oil Sands Ltd.
6.000% due 04/01/2042		8,400	7,555
CBS Corp.
4.900% due 08/15/2044		7,700	7,146
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	5,000	5,383
Cenovus Energy, Inc.
6.750% due 11/15/2039		$200	227
Cliffs Natural Resources, Inc.
7.750% due 03/31/2020		1,350	871
Comcast Corp.
6.450% due 03/15/2037		3,800	4,691
6.550% due 07/01/2039		8,800	11,021
6.950% due 08/15/2037		3,600	4,675
Continental Resources, Inc.
4.500% due 04/15/2023		5,750	5,546
Cox Communications, Inc.
8.375% due 03/01/2039		5,500	7,013
CVS Pass-Through Trust
7.507% due 01/10/2032		16,392	20,663
Domtar Corp.
6.750% due 02/15/2044		1,600	1,692
Ecopetrol S.A.
7.375% due 09/18/2043		16,000	16,811
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		9,300	11,257
Energy Transfer Partners LP
5.150% due 03/15/2045		1,500	1,326
6.125% due 12/15/2045		2,800	2,817
7.500% due 07/01/2038		14,004	16,008
Enterprise Products Operating LLC
4.450% due 02/15/2043		18,697	16,902
4.850% due 03/15/2044		18,179	17,101
5.100% due 02/15/2045		2,400	2,335
FedEx Corp.
5.100% due 01/15/2044		200	206
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025		4,600	4,568
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,436
General Motors Co.
5.000% due 04/01/2035		4,550	4,481
5.200% due 04/01/2045		6,000	5,971
Georgia-Pacific LLC
8.875% due 05/15/2031		2,070	2,987
GLP Capital LP
5.375% due 11/01/2023		3,500	3,614
Goldcorp, Inc.
5.450% due 06/09/2044		8,000	7,618
Harvest Operations Corp.
6.875% due 10/01/2017		5,680	5,268
Hess Corp.
6.000% due 01/15/2040		1,500	1,602
7.300% due 08/15/2031		3,060	3,553
Hiland Partners LP
5.500% due 05/15/2022		4,945	5,152
7.250% due 10/01/2020		11,510	12,517
HJ Heinz Co.
5.000% due 07/15/2035 (a)		2,000	2,032
5.200% due 07/15/2045 (a)		3,950	4,057
Home Depot, Inc.
4.250% due 04/01/2046		7,100	6,884

Hospira, Inc.
5.600% due 09/15/2040	3,000	3,397
International Paper Co.
5.000% due 09/15/2035	3,500	3,430
5.150% due 05/15/2046	1,000	961
JM Smucker Co.
4.375% due 03/15/2045	500	459
KazMunayGas National Co. JSC
5.750% due 04/30/2043	4,900	4,113
Kinder Morgan Energy Partners LP
6.550% due 09/15/2040	3,300	3,390
6.950% due 01/15/2038	5,000	5,374
7.300% due 08/15/2033	25	28
7.400% due 03/15/2031	100	111
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	4,317
7.420% due 02/15/2037	2,980	3,188
7.800% due 08/01/2031	2,500	2,856
8.050% due 10/15/2030	3,825	4,487
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,497
Kraft Foods Group, Inc.
5.000% due 06/04/2042	5,200	5,183
6.875% due 01/26/2039	2,000	2,451
Lender Processing Services, Inc.
5.750% due 04/15/2023	1,282	1,356
Magellan Midstream Partners LP
4.200% due 03/15/2045	2,000	1,778
6.400% due 05/01/2037	900	1,054
Marathon Oil Corp.
5.200% due 06/01/2045	2,200	2,136
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,910
Medtronic, Inc.
4.375% due 03/15/2035	1,150	1,140
4.625% due 03/15/2045	9,850	9,958
Mongolian Mining Corp.
8.875% due 03/29/2017	400	278
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	4,676
National Fuel Gas Co.
5.200% due 07/15/2025	5,800	5,882
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	11,000	11,729
NBCUniversal Media LLC
5.950% due 04/01/2041	2,400	2,808
Norfolk Southern Corp.
4.450% due 06/15/2045	3,800	3,647
ONEOK Partners LP
6.650% due 10/01/2036	14,735	15,418
Pfizer, Inc.
7.200% due 03/15/2039	300	413
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,305
4.250% due 11/10/2044	12,800	12,098
6.375% due 05/16/2038	600	735
Pioneer Natural Resources Co.
7.200% due 01/15/2028	17,016	21,026
Pontis Ltd.
0.000% due 06/08/2025 (d)	1,500	1,500
Pride International, Inc.
7.875% due 08/15/2040	4,100	4,515
QUALCOMM, Inc.
4.650% due 05/20/2035	4,700	4,550
4.800% due 05/20/2045	4,000	3,833
QVC, Inc.
4.450% due 02/15/2025	900	869
Reynolds American, Inc.
5.850% due 08/15/2045	3,200	3,377
6.150% due 09/15/2043	3,620	3,888
7.250% due 06/15/2037	660	792
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024	8,000	8,010
SABMiller Holdings, Inc.
4.950% due 01/15/2042	5,600	5,698
Southern Copper Corp.
5.875% due 04/23/2045	3,200	3,052
Southern Natural Gas Co. LLC
7.350% due 02/15/2031	1,400	1,573
Studio City Finance Ltd.
8.500% due 12/01/2020 (i)	6,400	6,408
Teck Resources Ltd.
5.400% due 02/01/2043	5,465	4,074
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032	1,275	1,533

Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,241
Time Warner Cable, Inc.
5.250% due 07/15/2042	GBP	800	1,169
5.500% due 09/01/2041		$3,225	3,008
5.875% due 11/15/2040		2,641	2,557
6.550% due 05/01/2037		2,000	2,082
6.750% due 06/15/2039		2,659	2,836
7.300% due 07/01/2038		6,000	6,761
Time Warner, Inc.
4.850% due 07/15/2045		10,000	9,704
4.900% due 06/15/2042		3,700	3,642
6.200% due 03/15/2040		5,275	5,994
6.250% due 03/29/2041		3,505	4,012
6.500% due 11/15/2036		500	587
7.700% due 05/01/2032		2,190	2,877
Transocean, Inc.
6.800% due 03/15/2038		5,772	4,343
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,687	1,956
8.000% due 04/01/2021		865	977
Union Pacific Corp.
3.875% due 02/01/2055		350	307
United Airlines Pass-Through Trust
4.300% due 02/15/2027		67	69
United Technologies Corp.
4.500% due 06/01/2042		1,400	1,420
Viacom, Inc.
4.375% due 03/15/2043		11,924	9,662
5.250% due 04/01/2044		1,550	1,454
5.850% due 09/01/2043		5,000	4,978
Virgin Australia Trust
5.000% due 04/23/2025		4,442	4,631
Walt Disney Co.
4.375% due 08/16/2041		1,400	1,416
Weatherford International Ltd.
4.500% due 04/15/2022		975	916
Westmoreland Coal Co.
8.750% due 01/01/2022		4,500	4,207
Williams Cos., Inc.
8.750% due 03/15/2032		2,416	2,930
Williams Partners LP
4.900% due 01/15/2045		13,500	11,586
5.400% due 03/04/2044		2,500	2,286
6.300% due 04/15/2040		500	508
Wynn Las Vegas LLC
4.250% due 05/30/2023		7,700	7,122
5.500% due 03/01/2025		8,150	7,804
Wynn Macau Ltd.
5.250% due 10/15/2021		19,860	18,867
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		900	833
4.450% due 08/15/2045		3,800	3,486

			750,174

UTILITIES 11.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		15,450	16,960
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		6,627	6,399
AT&T, Inc.
4.300% due 12/15/2042		11,713	10,041
4.350% due 06/15/2045		10,243	8,774
6.550% due 02/15/2039		31,783	36,524
British Telecommunications PLC
9.625% due 12/15/2030		1,300	1,931
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		4,539	4,600
Exelon Corp.
5.100% due 06/15/2045		9,800	9,827
FirstEnergy Corp.
7.375% due 11/15/2031		8,155	9,938
FirstEnergy Transmission LLC
5.450% due 07/15/2044		6,330	6,591
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,000	1,710
6.000% due 11/27/2023		3,125	2,883
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028 (i)		5,000	4,319
Illinois Power Generating Co.
6.300% due 04/01/2020		725	660
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	287
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,587

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	1,955	1,515
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	5,119	3,532
6.750% due 10/01/2023	1,562	1,125
Orange S.A.
9.000% due 03/01/2031	685	967
Petrobras Global Finance BV
2.415% due 01/15/2019	350	324
4.375% due 05/20/2023	2,050	1,792
5.375% due 01/27/2021	3,200	3,087
6.850% due 06/05/2115	8,200	6,800
Petroleos Mexicanos
5.500% due 06/27/2044	2,000	1,850
Plains All American Pipeline LP
4.700% due 06/15/2044	4,700	4,297
4.900% due 02/15/2045	8,000	7,544
5.150% due 06/01/2042	3,700	3,579
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	3,000	2,985
5.500% due 04/08/2044	5,100	5,339
Shell International Finance BV
4.375% due 05/11/2045	5,300	5,233
Sprint Corp.
7.125% due 06/15/2024	10,500	9,766
7.625% due 02/15/2025	5,100	4,819
7.875% due 09/15/2023	1,000	977
Telecom Italia Capital S.A.
7.200% due 07/18/2036	5,000	5,487
7.721% due 06/04/2038	2,000	2,260
Verizon Communications, Inc.
3.850% due 11/01/2042	2,875	2,377
4.522% due 09/15/2048	12,812	11,331
4.672% due 03/15/2055	78,103	67,963
4.862% due 08/21/2046	4,707	4,406
5.012% due 08/21/2054	69,666	63,941
6.550% due 09/15/2043	7,814	9,168
Yellowstone Energy LP
5.750% due 12/31/2026	1,756	1,792

		361,287

Total Corporate Bonds & Notes (Cost $1,886,070)		1,843,635

MUNICIPAL BONDS & NOTES 8.9%
CALIFORNIA 4.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	6,600	8,537
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	9,100	12,491
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,769
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	13,600	19,250
7.350% due 11/01/2039	1,700	2,388
7.500% due 04/01/2034	165	229
7.550% due 04/01/2039	8,195	11,855
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	8,300	12,136
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	3,412
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	881
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	2,600	3,183
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	800	654
5.750% due 06/01/2047	8,905	7,375
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	500	644
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	2,300	3,147
6.750% due 08/01/2049	6,400	9,101
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,341
7.618% due 08/01/2040	4,500	6,160
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,317
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,102
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,045
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	600	704

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	400	501
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,285
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,877
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	368
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	300	362
6.296% due 05/15/2050	200	232
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,806
4.250% due 09/01/2028	2,450	2,456
5.000% due 09/01/2031	325	346
5.000% due 09/01/2034	1,000	1,061

		139,015

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,545

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	11,920

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	1,600	1,530
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,337

		3,867

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,031
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,446

		3,477

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	560
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,700	2,302
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	969
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,500	1,847

		5,678

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	577
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,191
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,989
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	6,300	8,136
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	8,400	8,905
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	921

		37,719

OHIO 0.9%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	2,963
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,726
7.834% due 02/15/2041	4,990	6,942
8.084% due 02/15/2050	1,000	1,494
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	13,000	10,082

6.500% due 06/01/2047		500	424

			29,631

PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		11,500	12,705
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039		2,750	3,341
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030		1,800	1,977

			18,023

TENNESSEE 0.2%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027		6,260	7,002

TEXAS 0.8%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		4,000	5,034
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		7,000	9,659
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030		8,400	9,701

			24,394

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		1,100	1,367

Total Municipal Bonds & Notes (Cost $248,497)			286,638

U.S. TREASURY OBLIGATIONS 41.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)		106,375	93,194
2.750% due 08/15/2042 (i)(k)(m)		155,475	144,167
2.750% due 11/15/2042 (i)(m)		97,900	90,672
3.000% due 05/15/2042 (m)		900	878
3.000% due 11/15/2044 (i)(m)		171,030	166,527
3.125% due 02/15/2042 (k)		21,215	21,238
3.125% due 02/15/2043 (m)		450	449
3.125% due 08/15/2044 (k)(m)		4,310	4,297
3.625% due 08/15/2043 (i)(k)(m)		92,750	101,583
3.625% due 02/15/2044 (k)(m)		1,850	2,025
3.750% due 11/15/2043 (i)(k)(m)		118,665	132,868
4.250% due 05/15/2039 (k)(m)		2,375	2,855
4.375% due 02/15/2038 (i)(k)(m)		101,800	124,745
4.375% due 11/15/2039 (k)(m)		1,075	1,317
4.375% due 05/15/2040 (k)(m)		2,165	2,656
4.625% due 02/15/2040 (i)(k)(m)		11,750	14,925
6.125% due 11/15/2027 (i)(m)		1,200	1,662
U.S. Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026 (i)(k)(m)		46,130	52,862
U.S. Treasury Notes
0.625% due 12/31/2016 (m)		200	200
2.000% due 02/15/2025 (i)		351,625	341,159
2.125% due 05/15/2025 (i)		32,900	32,252
U.S. Treasury Strips
0.000% due 08/15/2043 (c)		300	120
0.000% due 11/15/2043 (c)		12,150	4,849
0.000% due 02/15/2044 (c)		18,500	7,311

Total U.S. Treasury Obligations (Cost $1,377,087)			1,344,811

MORTGAGE-BACKED SECURITIES 2.4%
Banc of America Funding Trust
5.500% due 01/25/2036		797	849
5.750% due 03/25/2036		619	617
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.328% due 09/10/2047		1,255	1,262
Bear Stearns Adjustable Rate Mortgage Trust
2.622% due 11/25/2034		2,264	2,198
Bear Stearns ALT-A Trust
2.625% due 11/25/2034		117	110
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	6,636
Berica Residential MBS SRL
0.288% due 03/31/2048	EUR	11,640	12,774
Chase Mortgage Finance Trust
4.911% due 12/25/2037 ^		$739	713
Citigroup Mortgage Loan Trust, Inc.
0.427% due 11/25/2036		2,736	2,443

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,700
Countrywide Alternative Loan Trust
0.517% due 09/25/2035		1,368	1,162
Countrywide Home Loan Mortgage Pass-Through Trust
2.349% due 04/20/2035		36	36
5.500% due 03/25/2035		782	816
Deutsche ALT-A Securities, Inc.
0.327% due 07/25/2047		503	410
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		863	864
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,257	2,341
GSMPS Mortgage Loan Trust
0.537% due 03/25/2035		1,682	1,481
GSR Mortgage Loan Trust
2.672% due 04/25/2035		1,227	1,231
HomeBanc Mortgage Trust
0.457% due 10/25/2035		641	572
Homestar Mortgage Acceptance Corp.
0.637% due 07/25/2034		102	102
IndyMac Mortgage Loan Trust
0.487% due 07/25/2035		791	708
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,346	3,510
JPMorgan Mortgage Trust
1.990% due 11/25/2033		39	38
JPMorgan Resecuritization Trust
2.625% due 09/26/2036		3,947	3,516
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		98	95
2.224% due 05/25/2033		23	22
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,477
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		725	750
Mortgages PLC
1.029% due 10/31/2038	GBP	3,410	5,090
NAAC Reperforming Loan REMIC Trust Certificates
0.637% due 02/25/2035		$2,341	1,977
Nomura Asset Acceptance Corp Alternative Loan Trust
0.757% due 02/25/2035		1,800	1,568
2.900% due 08/25/2035		1,095	1,072
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,302
Residential Accredit Loans, Inc. Trust
3.087% due 03/25/2035 ^		1,176	1,028
3.184% due 02/25/2035 ^		1,676	1,359
5.750% due 01/25/2034		5,434	5,601
Residential Funding Mortgage Securities, Inc. Trust
3.204% due 02/25/2036 ^		1,060	986
Sequoia Mortgage Trust
0.923% due 05/20/2034		1,721	1,657
Structured Adjustable Rate Mortgage Loan Trust
2.510% due 03/25/2034		47	46
WaMu Mortgage Pass-Through Certificates Trust
0.627% due 07/25/2044		825	766
1.602% due 11/25/2041		373	347
Wells Fargo Mortgage-Backed Securities Trust
2.480% due 12/25/2033		52	52
2.616% due 01/25/2035		1,666	1,665

Total Mortgage-Backed Securities (Cost $73,057)			75,949

ASSET-BACKED SECURITIES 3.2%
Access Group, Inc.
1.577% due 10/27/2025		506	506
ACE Securities Corp Home Equity Loan Trust
0.982% due 01/25/2035		1,668	1,608
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		4,979	4,930
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		27,211	29,106
Ameriquest Mortgage Securities Trust
0.577% due 03/25/2036		1,280	1,100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.637% due 07/25/2035		2,200	1,978
0.657% due 10/25/2035		1,000	974
1.057% due 07/25/2034		642	572
1.237% due 11/25/2034		1,665	1,573
Asset-Backed Securities Corp. Home Equity Loan Trust
0.827% due 07/25/2035		2,000	1,828
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		91	91
Bear Stearns Asset-Backed Securities Trust
0.605% due 12/25/2035		2,000	1,702

0.925% due 01/25/2034		11	10
Countrywide Asset-Backed Certificates
0.367% due 09/25/2036		1,251	1,236
0.937% due 03/25/2034		1,153	1,108
Countrywide Asset-Backed Certificates Trust
0.787% due 08/25/2035		994	985
0.907% due 07/25/2034		1,885	1,789
Eagle Ltd.
2.570% due 12/15/2039		2,100	2,096
ECAF Ltd.
4.947% due 06/15/2040		3,500	3,500
First Franklin Mortgage Loan Trust
0.667% due 05/25/2035		1,000	935
0.677% due 09/25/2035		4,105	4,014
First NLC Trust
0.892% due 12/25/2035		1,654	1,576
GSAMP Trust
1.055% due 11/25/2034		1,038	956
Home Equity Asset Trust
1.237% due 07/25/2035		2,200	2,179
IXIS Real Estate Capital Trust
0.967% due 06/25/2035		921	906
Lehman XS Trust
0.985% due 10/25/2035		726	680
Merrill Lynch Mortgage Investors Trust
0.407% due 08/25/2036		1,000	978
Morgan Stanley ABS Capital, Inc. Trust
0.507% due 11/25/2035		1,990	1,963
Morgan Stanley Home Equity Loan Trust
0.657% due 08/25/2035		1,045	1,014
New Century Home Equity Loan Trust
0.697% due 07/25/2035		2,200	1,969
Option One Mortgage Loan Trust Asset-Backed Certificates
0.767% due 02/25/2032		978	929
Park Place Securities, Inc.
0.657% due 09/25/2035		4,100	3,583
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.687% due 07/25/2035		3,000	2,974
0.717% due 07/25/2035		2,200	1,943
RAAC Trust
0.527% due 08/25/2036		800	719
0.565% due 10/25/2046		191	170
0.667% due 03/25/2037		2,999	2,906
Residential Asset Mortgage Products Trust
0.437% due 08/25/2046		1,800	1,571
Residential Asset Securities Corp. Trust
0.627% due 11/25/2035		200	179
0.647% due 10/25/2035		354	331
Salomon Mortgage Loan Trust
1.085% due 11/25/2033		31	31
Saxon Asset Securities Trust
0.980% due 03/25/2035 ^		1,759	1,605
SLM Student Loan Trust
1.777% due 04/25/2023		9,721	9,982
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,511

Total Asset-Backed Securities (Cost $97,920)			103,296

SOVEREIGN ISSUES 6.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	2,100	1,276
Brazil Government International Bond
5.000% due 01/27/2045		$22,710	19,758
5.625% due 01/07/2041		2,600	2,496
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	144	41
10.000% due 01/01/2025		215,800	60,083
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025 (i)	EUR	13,300	13,786
2.100% due 09/15/2021		36,369	44,000
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	34,774	2,384
4.000% due 11/08/2046 (e)		64,693	4,477
4.500% due 11/22/2035		68,704	5,064
4.600% due 01/23/2046		$6,075	5,657
Qatar Government International Bond
6.400% due 01/20/2040		3,000	3,887
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	75,000	343
4.500% due 07/03/2017		30,000	132
Spain Government International Bond
1.600% due 04/30/2025	EUR	6,600	6,934

3.800% due 04/30/2024	21,000	26,428

Total Sovereign Issues (Cost $223,256)		196,746

	SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (f)	40,000	4,213
Ally Financial, Inc.
8.500% due 05/15/2016 (f)	45,506	1,209
Reinsurance Group of America, Inc.
6.200% due 09/15/2042	110,000	2,995
State Street Corp.
5.900% due 03/15/2024 (f)	220,000	5,661

		14,078

UTILITIES 0.3%
DTE Energy Co.
5.250% due 12/01/2062	2,950	73
Entergy Arkansas, Inc.
4.750% due 06/01/2063	39,925	936
Entergy Texas, Inc.
5.625% due 06/01/2064	142,184	3,619
SCE Trust
5.625% due 06/15/2017 (f)	18,000	439
5.750% due 03/15/2024 (f)	207,000	5,560

		10,627

Total Preferred Securities (Cost $23,471)		24,705

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (h) 0.6%		18,162

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
0.029% due 08/13/2015 - 11/12/2015 (b)(k)(m)	$9,781	9,781

Total Short-Term Instruments (Cost $28,140)		27,943

Total Investments in Securities (Cost $4,162,502)		4,107,829

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	3,556,798	35,276

Total Short-Term Instruments (Cost $35,278)		35,276

Total Investments in Affiliates (Cost $35,278)		35,276

Total Investments 129.2% (Cost $4,197,780)		$4,143,105
Financial Derivative Instruments (j)(l) 0.0% (Cost or Premiums, net $(17,425))		(672)
Other Assets and Liabilities, net (29.2%)		(934,727)

Net Assets 100.0%		$3,207,706

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$13,896	$14,249	0.45%
Delta Air Lines, Inc.	2.256	05/09/2019	05/05/2014	7,489	7,627	0.24
Delta Air Lines, Inc.	2.182	09/30/2019	10/02/2014	25,743	25,984	0.81
International Aircraft Leasing and Trading	2.883-4.140	07/10/2015	05/29/2014	14,332	7,161	0.22
KGH Intermediate Holdco LLC	8.500	08/08/2019	08/07/2014	4,271	4,099	0.13
Norwegian Air Shuttle	4.110-4.250	06/24/2026	06/25/2014 - 09/08/2014	18,379	17,548	0.55
Norwegian Air Shuttle	5.860-6.110	06/24/2021	06/25/2014	13,766	12,943	0.40
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	7,000	7,167	0.22
Rise Ltd.	4.750	01/31/2021	02/11/2014	4,493	4,491	0.14

				$109,369	$101,269	3.16%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.050%	05/19/2015	12/31/2015	EUR	12,344	Italy Buoni Poliennali Del Tesoro 1.500% due 06/01/2025	$(14,692)	$13,762	$13,762
JPS	0.250	06/30/2015	07/01/2015		$4,400	U.S. Treasury Bonds 3.750% due 11/15/2043	(4,498)	4,400	4,400

Total Repurchase Agreements							$(19,190)	$18,162	$18,162

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.320	06/24/2015	07/08/2015		$(14,606)	$(14,607)
BPS	(0.270)	05/18/2015	07/23/2015	EUR	(12,344)	(13,762)
	(0.100)	05/18/2015	05/18/2017		$(4,883)	(4,883)
BRC	1.000	06/03/2015	06/02/2017		(606)	(607)
GRE	0.220	06/16/2015	07/08/2015		(22,425)	(22,427)
	0.250	06/10/2015	07/08/2015		(9,286)	(9,287)
GSC	1.000	06/05/2015	12/31/2015		(970)	(968)
IND	0.250	05/11/2015	07/13/2015		(39,499)	(39,512)
	0.250	06/11/2015	07/13/2015		(19,200)	(19,203)
JPS	0.450	06/30/2015	07/01/2015		(4,444)	(4,444)
MJR	(0.350)	07/31/2014	07/31/2016		(3,994)	(3,981)
NXN	0.150	06/04/2015	07/06/2015		(65,001)	(65,008)
	0.230	05/14/2015	07/14/2015		(55,077)	(55,094)
	0.240	05/26/2015	07/27/2015		(143,475)	(143,509)
	0.250	05/18/2015	08/18/2015		(7,026)	(7,028)
	0.250	06/02/2015	08/03/2015		(28,654)	(28,660)
	0.260	06/03/2015	08/03/2015		(36,263)	(36,271)
SCX	0.230	05/07/2015	07/07/2015		(40,857)	(40,871)
	0.240	05/08/2015	07/08/2015		(81,741)	(81,771)
	0.270	05/13/2015	07/10/2015		(50,117)	(50,135)
	0.290	06/05/2015	07/07/2015		(129,463)	(129,490)
	0.290	06/11/2015	07/07/2015		(10,560)	(10,562)
	0.300	06/04/2015	07/06/2015		(1,766)	(1,767)
	0.320	06/08/2015	07/08/2015		(81,473)	(81,489)
	0.320	06/11/2015	07/10/2015		(11,182)	(11,184)
	0.330	06/29/2015	07/17/2015		(16,506)	(16,507)

Total Reverse Repurchase Agreements						$(893,027)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	(0.300)	06/30/2015	07/01/2015	$(10,887)	$(10,886)
GSC	0.150	06/18/2015	07/07/2015	(136,294)	(136,348)

Total Sale-Buyback Transactions					$(147,234)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $1,128,258 at a weighted average interest rate of 0.096%.

(i)	Securities with an aggregate market value of $1,026,407 and cash of $1,616 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	3,459	$(923)	$86	$0
90-Day Eurodollar June Futures	Short	06/2016	2,010	(1,102)	25	0
90-Day Eurodollar June Futures	Short	06/2017	341	(52)	4	0
90-Day Eurodollar June Futures	Short	06/2018	391	(90)	5	0
90-Day Eurodollar March Futures	Short	03/2017	3,015	(762)	38	0
90-Day Eurodollar September Futures	Short	09/2016	2,196	(1,178)	55	0
Call Options Strike @ EUR 156.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	158	118	0	(50)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	158	0	0	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	72	53	53	0
Euro-Bund 10-Year Bond September Futures	Long	09/2015	102	(57)	319	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	6	1	3	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	7	1	4	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,295	713	0	(119)

Total Futures Contracts				$(3,278)	$592	$(169)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$226,017	$14,397	$(1,637)	$1,144	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	798,400	11,567	(2,960)	662	(14)

				$25,964	$(4,597)	$1,806	$(14)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$76,300	$(108)	$(109)	$5	$0
Receive	3-Month USD-LIBOR	2.250	03/16/2019		412,800	(1,647)	(1,310)	55	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		47,000	(358)	(142)	12	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		212,300	73	(848)	63	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		316,900	2,732	(955)	115	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		11,600	571	(126)	30	0
Receive	3-Month USD-LIBOR	2.500	12/22/2045		7,500	775	217	17	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	1,200	21	24	0	(13)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		52,300	2,596	2,542	0	(542)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025	GBP	60,100	1,828	4,581	0	(1,069)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	590,000	(44)	(8)	0	(4)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023		7,520,000	(2,609)	(2,937)	0	(94)
Receive	6-Month JPY-LIBOR	1.000	09/20/2024		4,420,000	(224)	(300)	0	(56)
Pay	28-Day MXN-TIIE	6.650	06/02/2021	MXN	219,000	770	(402)	95	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021		190,900	1,227	(283)	85	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		1,146,800	(200)	363	497	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		91,000	338	(125)	41	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		56,600	6	(131)	25	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		171,000	(50)	(291)	77	0
Pay	28-Day MXN-TIIE	6.750	09/02/2022		135,700	442	(396)	70	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		384,800	(2,367)	(2,177)	404	0

						$3,772	$(2,813)	$1,591	$(1,778)

Total Swap Agreements						$29,736	$(7,410)	$3,397	$(1,792)

(4)	Unsettled variation margin liability of $(25) for closed futures and asset of $154 for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $56,121 and cash of $11,819 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	2,016,300		$16,164	$0	$(312)
	07/2015	MXN	46,551		2,963	3	0
	07/2015		$612	MXN	9,451	0	(11)
BPS	07/2015	JPY	4,418,295		$35,758	0	(344)
	07/2015		$416	MXN	6,481	0	(3)
	01/2017	BRL	12,498		$4,399	992	0
BRC	07/2015	MXN	9,569		609	0	0
CBK	07/2015		54,620		3,541	67	0
	07/2015		$3,074	EUR	2,803	51	0
	07/2015		1,176	MXN	18,144	0	(22)
	08/2015		909	AUD	1,181	1	0
	09/2015	MXN	52,847		$3,343	2	0
DUB	07/2015		$271	AUD	350	0	(1)
	01/2017		4,399	BRL	12,498	0	(992)
FBF	07/2015	BRL	197,748		$65,844	2,241	0
	07/2015		$63,924	BRL	197,748	0	(321)
	07/2015		454	EUR	404	0	(3)
	07/2015		1,050	JPY	129,900	11	0
	07/2015		673	MXN	10,314	0	(17)
	08/2015	BRL	197,748		$63,211	340	0
GLM	07/2015	AUD	22,486		17,383	34	0
	07/2015	BRL	256,193		93,065	10,679	(15)
	07/2015	JPY	94,900		771	0	(4)
	07/2015		$80,851	BRL	256,193	1,612	(62)
	07/2015		51,717	JPY	6,399,595	573	0
	08/2015	JPY	6,399,595		$51,735	0	(576)
	08/2015		$42,861	EUR	38,221	0	(232)
	08/2015		18,924	JPY	2,344,000	236	0
JPM	07/2015	EUR	65,298		$73,037	576	(336)
	07/2015	INR	190,994		2,961	0	(34)
	07/2015		$1,484	GBP	963	29	0
	04/2016	CNY	4,214		$622	0	(57)
	04/2016		$710	CNY	4,214	0	(32)
MSB	07/2015	GBP	10,520		$16,124	0	(406)
	07/2015	MXN	77,277		4,981	66	0
	07/2015		$294,090	EUR	262,799	0	(1,109)
	08/2015	EUR	262,799		$294,214	1,107	0
NAB	08/2015	GBP	1,427		2,242	0	0
NGF	07/2015		$29,727	MXN	459,548	0	(499)
SCX	07/2015	MXN	319,128		$20,471	175	0
	09/2015	HKD	1,834		236	0	0
	09/2015		$20,352	MXN	319,128	0	(175)
TDM	07/2015	BRL	43,756		$14,108	35	0
	07/2015		$14,103	BRL	43,756	0	(30)
UAG	07/2015	EUR	200,708		$218,934	0	(4,825)
	07/2015		$17,056	AUD	22,136	23	0
	07/2015		19,770	INR	1,274,376	215	0
	07/2015		346	MXN	5,360	0	(5)
	08/2015	AUD	22,136		$17,026	0	(23)
	08/2015		$1,003	GBP	638	0	(1)

Total Forward Foreign Currency Contracts						$19,068	$(10,447)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	$319,500	$659	$855
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	15,800	677	14
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015	26,600	2,109	188
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	03/14/2016	44,350	1,464	1,598
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	9,400	549	335
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	6,700	413	238
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	6,700	386	239
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	01/11/2016	749,700	1,628	1,158
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.260	03/14/2016	106,500	319	351
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	428,300	523	540
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045	01/06/2016	142,200	335	262
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	03/14/2016	96,350	293	326
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	24,100	1,687	855
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	30,300	1,896	1,079
							$12,938	$8,038

Total Purchased Options							$12,938	$8,038

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	9,100	$(18)	$(29)
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$24,500	(28)	(14)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	08/19/2015		29,400	(40)	(50)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015	EUR	9,300	(20)	(30)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		17,800	(38)	(63)
CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$14,300	(16)	(8)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015	EUR	9,500	(22)	(24)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		8,200	(17)	(27)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		5,300	(7)	(11)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		9,100	(17)	(29)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		13,500	(34)	(34)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		15,950	(32)	(56)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		13,000	(33)	(33)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		26,000	(59)	(92)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		14,000	(33)	(50)

							$(414)	$(550)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$(94)	$(6)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10]- (Final Index/Initial Index)] or 0	09/29/2020	7,000	(90)	(5)
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	(2)

						$(213)	$(13)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	07/15/2015	$21,900	$(170)	$(161)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	154,200	(1,532)	(952)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	60,400	(740)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016	50,500	(717)	(765)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	111,600	(2,098)	(106)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920	08/17/2017	37,500	(551)	(255)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017	26,800	(415)	(183)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017	26,600	(386)	(185)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	4,000	(24)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	4,000	(36)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/11/2016	164,500	(1,628)	(372)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	03/14/2016	23,150	(320)	(140)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016	54,850	(795)	(831)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910	08/17/2015	401,100	(1,444)	(1,712)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910	08/17/2015	401,100	(1,444)	(176)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017	96,700	(1,736)	(630)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	30,800	(347)	(66)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	03/14/2016	21,200	(297)	(128)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017	121,100	(1,907)	(844)

							$(16,587)	$(7,574)

Total Written Options							$(17,214)	$(8,137)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2020	2.463%		$14,700	$(1,223)	$289	$0	$(934)
	Brazil Government International Bond	1.000	06/20/2020	2.528		5,400	(481)	106	0	(375)
	Morgan Stanley	1.000	06/20/2020	0.814		10,000	96	(5)	91	0
	Russia Government International Bond	1.000	03/20/2020	3.327		15,000	(2,456)	987	0	(1,469)
	Russia Government International Bond	1.000	06/20/2020	3.365		15,000	(2,262)	702	0	(1,560)
BPS	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2018	1.343		5,900	(164)	107	0	(57)
	MGM Resorts International	5.000	06/20/2020	3.109		700	60	0	60	0
	Petrobras International Finance Co.	1.000	06/20/2018	3.678		10,400	(523)	(252)	0	(775)
BRC	Berkshire Hathaway, Inc.	1.000	12/20/2019	0.606		2,800	57	(8)	49	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.079		5,000	(146)	117	0	(29)
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2019	1.854		3,700	(87)	(31)	0	(118)
	Italy Government International Bond	1.000	06/20/2020	1.270		10,000	(12)	(112)	0	(124)
	Mexico Government International Bond	1.000	03/20/2019	1.040		2,000	(7)	5	0	(2)
	Petrobras International Finance Co.	1.000	06/20/2018	3.678		14,000	(635)	(408)	0	(1,043)
	Russia Government International Bond	1.000	03/20/2020	3.327		12,200	(1,998)	803	0	(1,195)
	Shell International Finance BV	1.000	03/20/2021	0.619	EUR	8,000	161	32	193	0
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	20,000	(22)	23	1	0
CBK	Mexico Government International Bond	1.000	03/20/2019	1.040		$14,950	92	(110)	0	(18)
	MGM Resorts International	5.000	06/20/2020	3.109		3,000	262	(6)	256	0
DUB	Brazil Government International Bond	1.000	06/20/2018	2.026		2,350	(34)	(35)	0	(69)
	Brazil Government International Bond	1.000	06/20/2020	2.528		10,800	(974)	224	0	(750)
	MetLife, Inc.	1.000	12/20/2018	0.449		21,100	98	306	404	0
	MetLife, Inc.	1.000	09/20/2021	0.902		18,000	132	(25)	107	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		19,150	145	(168)	0	(23)
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.720		2,000	(88)	120	32	0
FBF	American Airlines Group, Inc.	5.000	12/20/2015	2.241		2,550	52	(15)	37	0
	American Airlines Group, Inc.	5.000	12/20/2016	2.483		1,700	36	28	64	0
	AT&T, Inc.	1.000	03/20/2023	1.083		13,400	(360)	286	0	(74)
	Brazil Government International Bond	1.000	12/20/2018	2.163		1,000	(45)	7	0	(38)
	Mexico Government International Bond	1.000	03/20/2019	1.040		500	2	(3)	0	(1)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.038	EUR	12,000	(661)	635	0	(26)
GST	Brazil Government International Bond	1.000	03/20/2020	2.463		$1,200	(102)	26	0	(76)
	Chesapeake Energy Corp.	5.000	03/20/2020	5.179		6,925	380	(420)	0	(40)
	Enbridge, Inc.	1.000	09/20/2017	0.869		15,000	258	(211)	47	0
	Energy Transfer Partners LP	1.000	03/20/2020	1.483		1,100	(53)	30	0	(23)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.467		8,800	(1,394)	97	0	(1,297)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	2,000	(86)	(828)	0	(914)
	Italy Government International Bond	1.000	06/20/2020	1.270		$21,800	(32)	(237)	0	(269)
	Mexico Government International Bond	1.000	03/20/2019	1.040		1,400	(3)	1	0	(2)
	Petrobras International Finance Co.	1.000	06/20/2018	3.678		5,000	(207)	(166)	0	(373)
	Russia Government International Bond	1.000	06/20/2020	3.365		4,000	(635)	219	0	(416)
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	40,000	(44)	46	2	0
	Sprint Communications, Inc.	5.000	09/20/2019	3.773		$1,000	93	(45)	48	0
JPM	Citigroup, Inc.	1.000	12/20/2018	0.595		18,500	117	143	260	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2020	4.505		12,900	(2,024)	28	0	(1,996)
	Goldman Sachs Group, Inc.	1.000	06/20/2020	0.909		25,000	144	(29)	115	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.983		1,800	7	(5)	2	0
	Italy Government International Bond	1.000	06/20/2020	1.270		2,000	(2)	(23)	0	(25)
	Masco Corp.	5.000	09/20/2020	0.923		7,000	993	440	1,433	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		6,500	25	(33)	0	(8)
	Morgan Stanley	1.000	06/20/2020	0.814		15,000	144	(8)	136	0
	Russia Government International Bond	1.000	06/20/2020	3.365		1,700	(233)	56	0	(177)
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	30,000	(32)	34	2	0
MYC	Brazil Government International Bond	1.000	12/20/2018	2.163		$2,700	(142)	38	0	(104)
	Chesapeake Energy Corp.	5.000	03/20/2020	5.179		12,350	659	(731)	0	(72)
	Entergy Corp.	1.000	03/20/2021	0.769		2,500	(271)	303	32	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	09/20/2017	0.974		2,000	(36)	38	2	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2018	1.343		300	(8)	5	0	(3)
	Italy Government International Bond	1.000	06/20/2019	1.134		18,200	12	(100)	0	(88)
	Italy Government International Bond	1.000	06/20/2020	1.270		5,000	(9)	(53)	0	(62)
	Mexico Government International Bond	1.000	03/20/2019	1.040		22,600	138	(165)	0	(27)

							$(13,328)	$2,049	$3,373	$(14,652)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Japan 23 5-Year Index	1.000%	06/20/2020	JPY	100,000	$18	$(3)	$15	$0
BPS	iTraxx Japan 23 5-Year Index	1.000	06/20/2020		35,000	7	(2)	5	0
BRC	iTraxx Japan 23 5-Year Index	1.000	06/20/2020		13,000	2	0	2	0
CBK	iTraxx Japan 23 5-Year Index	1.000	06/20/2020		9,000	2	0	2	0
	MCDX-24 5-Year Index	1.000	06/20/2020		$21,500	65	(66)	0	(1)
DUB	iTraxx Japan 23 5-Year Index	1.000	06/20/2020	JPY	13,000	2	0	2	0
GST	MCDX-24 5-Year Index	1.000	06/20/2020		$18,500	60	(61)	0	(1)
MYC	MCDX-24 5-Year Index	1.000	06/20/2020		15,400	46	(47)	0	(1)

						$202	$(179)	$26	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	3,900	$(1)	$(22)	$0	$(23)
BPS	Pay	3-Month EUR-EXT-CPI Index	1.050	09/15/2019		11,900	(19)	(50)	0	(69)
	Pay	3-Month EUR-EXT-CPI Index	1.000	10/15/2019		22,000	(49)	23	0	(26)
HUS	Pay	28-Day MXN-TIIE	6.750	09/02/2022	MXN	41,800	46	88	134	0
MYC	Pay	3-Month USD-CPURNSA Index	1.533	11/07/2016		$6,900	0	(111)	0	(111)

							$(23)	$(72)	$134	$(229)

Total Swap Agreements							$(13,149)	$1,798	$3,533	$(14,884)

(m)	Securities with an aggregate market value of $18,916 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$108,812	$95,294	$204,106
Corporate Bonds & Notes
Banking & Finance	0	699,678	32,496	732,174
Industrials	0	745,474	4,700	750,174
Utilities	0	359,495	1,792	361,287
Municipal Bonds & Notes
California	0	139,015	0	139,015
Florida	0	4,545	0	4,545
Georgia	0	11,920	0	11,920
Illinois	0	3,867	0	3,867
Indiana	0	3,477	0	3,477
New Jersey	0	5,678	0	5,678
New York	0	37,719	0	37,719
Ohio	0	29,631	0	29,631
Pennsylvania	0	18,023	0	18,023
Tennessee	0	7,002	0	7,002
Texas	0	24,394	0	24,394
Washington	0	1,367	0	1,367
U.S. Treasury Obligations	0	1,344,811	0	1,344,811
Mortgage-Backed Securities	0	75,949	0	75,949
Asset-Backed Securities	0	64,653	38,643	103,296
Sovereign Issues	0	196,746	0	196,746
Preferred Securities
Banking & Finance	0	14,078	0	14,078
Utilities	4,555	6,072	0	10,627
Short-Term Instruments
Repurchase Agreements	0	18,162	0	18,162
U.S. Treasury Bills	0	9,781	0	9,781
	$4,555	$3,930,349	$172,925	$4,107,829

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,276	$0	$0	$35,276

Total Investments	$39,831	$3,930,349	$172,925	$4,143,105

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	592	3,397	0	3,989
Over the counter	0	30,639	0	30,639

	$592	$34,036	$0	$34,628

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(169)	(1,792)	0	(1,961)
Over the counter	0	(33,468)	0	(33,468)

	$(169)	$(35,260)	$0	$(35,429)

Totals	$40,254	$3,929,125	$172,925	$4,142,304
There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$112,177	$(103)	$(15,826)	$(1)	$46	$(999)	$0	$0	$95,294	$(902)
Corporate Bonds & Notes
Banking & Finance	32,669	331	(28)	7	0	(483)	0	0	32,496	(484)
Industrials	16,482	0	(7,682)	(73)	(1,276)	1,054	0	(3,805)	4,700	(46)
Utilities	7,091	0	(376)	(3)	(31)	(289)	0	(4,600)	1,792	(45)
Asset-Backed Securities	38,938	0	(241)	(1)	0	(53)	0	0	38,643	(53)

Totals	$207,357	$228	$(24,153)	$(71)	$(1,261)	$(770)	$0	$(8,405)	$172,925	$(1,530)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$95,294	Proxy Pricing	Base Price	96.38 - 102.13
Corporate Bonds & Notes
Banking & Finance	32,496	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	4,700	Third Party Vendor	Broker Quote	103.00 - 104.25
Utilities	1,792	Proxy Pricing	Base Price	101.88
Asset-Backed Securities	31,617	Proxy Pricing	Base Price	100.47 - 106.50
	7,026	Third Party Vendor	Broker Quote	99.03 - 99.81

Total	$172,925

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.4%
CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 1.3%
American Express Credit Corp.
0.581% due 09/22/2017	$2,500	$2,493
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,654

		10,147

INDUSTRIALS 0.7%
Vessel Management Services, Inc.
3.432% due 08/15/2036	5,902	5,964

Total Corporate Bonds & Notes (Cost $15,601)		16,111

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	832

Total Municipal Bonds & Notes (Cost $714)		832

U.S. GOVERNMENT AGENCIES 30.3%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030 (b)	16,282	10,801
0.247% due 07/25/2037	420	395
0.385% due 03/18/2031	146	146
0.637% due 10/25/2030	5	5
0.787% due 10/25/2017	23	23
1.087% due 04/25/2032	46	47
1.237% due 03/25/2022	45	46
1.346% due 06/01/2043 - 03/01/2044	681	700
2.000% due 10/01/2024	37	37
2.137% due 07/01/2035	111	119
2.177% due 04/01/2028	31	32
2.220% due 08/01/2026	8	8
2.273% due 11/01/2034	156	167
2.357% due 11/01/2023	26	27
2.384% due 02/01/2028	5	5
2.440% due 05/01/2025	5	5
2.622% due 12/01/2027	30	31
2.875% due 10/01/2024	1	1
3.500% due 06/25/2044	2,471	2,387
3.765% due 12/01/2025	2,300	2,435
4.000% due 09/25/2044 - 10/25/2044	12,329	12,775
4.250% due 04/25/2037	456	484
4.500% due 10/25/2023 - 06/25/2025	4,589	4,918
5.000% due 10/25/2033 - 08/25/2036	8,646	9,577
5.380% due 07/01/2033	2,051	2,235
5.625% due 04/17/2028 - 07/15/2037	10,082	13,300
6.000% due 05/17/2027	388	422
6.500% due 02/01/2022 - 08/01/2037	1,988	2,275
6.750% due 06/25/2032	2,625	2,965
6.900% due 05/25/2023	66	74
6.950% due 07/25/2020	12	13
7.000% due 12/25/2022 - 03/01/2038	2,474	2,810
7.800% due 10/25/2022	9	10
9.000% due 06/01/2027 - 11/01/2030	36	38
Federal Farm Credit Bank
5.125% due 07/09/2029	675	816
5.750% due 12/07/2028	500	641
Federal Housing Administration
6.896% due 07/01/2020	333	316
7.000% due 11/25/2019	73	73
7.430% due 10/01/2022 - 01/01/2024	23	23
Financing Corp.
0.000% due 09/26/2019 (b)	2,500	2,318
Freddie Mac
0.586% due 01/15/2033	84	85
0.686% due 04/15/2029 - 12/15/2032	81	81
0.736% due 06/15/2031	35	36
1.186% due 09/15/2021	13	13
1.346% due 10/25/2044	3,653	3,709

1.360% due 10/25/2023	38	37
1.546% due 07/25/2044	967	975
2.262% due 01/01/2028	25	26
2.271% due 01/01/2028	16	16
2.369% due 02/01/2028	46	46
2.375% due 05/01/2022	4	4
2.381% due 10/01/2026	16	17
2.432% due 06/01/2022	2	2
2.450% due 09/01/2027	24	25
3.500% due 05/15/2042	5,490	5,199
4.000% due 07/15/2042	3,810	3,811
4.500% due 02/15/2035 - 07/15/2035	8,597	9,190
5.000% due 04/15/2033 - 07/15/2033	6	7
5.500% due 07/15/2033 - 06/15/2035	6,247	7,103
5.625% due 11/23/2035	19,400	19,784
6.000% due 05/15/2028 - 09/15/2029	63	71
6.250% due 09/15/2023	742	798
6.500% due 08/01/2022 - 10/25/2043	715	810
6.750% due 03/15/2031	100	143
7.000% due 07/15/2022 - 01/15/2024	177	196
Ginnie Mae
1.137% due 03/20/2031	340	347
1.625% due 04/20/2017 - 05/20/2032	697	723
1.750% due 03/20/2023 - 01/20/2028	145	151
2.000% due 02/20/2017 - 10/20/2026	32	34
2.500% due 09/20/2017 - 03/20/2025	36	38
3.000% due 12/20/2017 - 08/20/2018	15	15
3.500% due 03/20/2021	5	5
4.000% due 08/20/2044 - 09/20/2044	25,314	26,353
6.000% due 08/20/2033	2,926	3,403
6.500% due 08/20/2034 - 09/20/2034	21	25
7.000% due 03/16/2029	777	962
NCUA Guaranteed Notes
0.555% due 11/06/2017	1,024	1,026
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,524	2,769
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030 (b)	90,768	56,182
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029 (b)	12,439	8,182
Small Business Administration
5.240% due 08/01/2023	1,203	1,313
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,289
5.375% due 04/01/2056	4,900	5,913
Tennessee Valley Authority Strips
0.000% due 05/01/2030 (b)	7,400	4,198

Total U.S. Government Agencies (Cost $227,235)		242,612

U.S. TREASURY OBLIGATIONS 76.6%
U.S. Treasury Bonds
2.750% due 08/15/2042 (i)	8,400	7,789
2.750% due 11/15/2042	1,200	1,111
3.000% due 05/15/2045 (e)	122,500	119,495
3.125% due 02/15/2042 (g)	7,200	7,208
3.125% due 02/15/2043	72,300	72,068
3.375% due 05/15/2044	14,800	15,474
3.500% due 02/15/2039 (e)	149,100	160,073
3.625% due 08/15/2043	11,700	12,814
3.750% due 11/15/2043	27,350	30,624
4.250% due 05/15/2039 (e)	20,200	24,286
4.375% due 11/15/2039	40,700	49,851
4.500% due 08/15/2039	30,600	38,162
4.625% due 02/15/2040 (e)(g)(i)	1,400	1,778
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	4,219	3,716
0.750% due 02/15/2042	3,141	2,869
0.750% due 02/15/2045	18,285	16,578
1.375% due 02/15/2044	3,350	3,550
U.S. Treasury Strips
0.000% due 05/15/2028 (b)	13,300	9,317
0.000% due 02/15/2033 (b)	20,400	11,897
0.000% due 05/15/2033 (b)	19,700	11,374
0.000% due 05/15/2034 (b)	800	444
0.000% due 11/15/2034 (b)	2,300	1,257
0.000% due 05/15/2040 (b)	17,150	7,679
0.000% due 08/15/2040 (b)	5,500	2,426
0.000% due 11/15/2042 (b)	1,100	449

Total U.S. Treasury Obligations (Cost $506,123)		612,289

MORTGAGE-BACKED SECURITIES 5.5%
BAMLL Commercial Mortgage Securities Trust
4.325% due 08/15/2046	9,800	9,990

Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	338	356
Bear Stearns Adjustable Rate Mortgage Trust
2.459% due 04/25/2033	41	41
2.595% due 02/25/2033	20	19
2.724% due 01/25/2034	114	116
2.834% due 02/25/2034	288	282
Bear Stearns ALT-A Trust
2.635% due 09/25/2035	825	709
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,195
5.746% due 09/11/2042	331	332
5.896% due 06/11/2040	363	364
Bear Stearns Mortgage Securities, Inc.
2.669% due 06/25/2030	2	2
Commercial Mortgage Trust
5.989% due 12/10/2049	513	550
Countrywide Alternative Loan Trust
0.367% due 05/25/2047	891	759
0.397% due 05/25/2035	738	614
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035	212	177
0.507% due 03/25/2035	1,265	968
Credit Suisse Commercial Mortgage Trust
3.953% due 09/15/2037	10,000	10,318
Credit Suisse First Boston Mortgage Securities Corp.
2.288% due 07/25/2033	316	314
5.750% due 04/22/2033	129	133
6.500% due 04/25/2033	4	4
First Republic Bank Mortgage Pass-Through Certificates
0.667% due 06/25/2030	83	83
HarborView Mortgage Loan Trust
0.408% due 05/19/2035	612	511
0.428% due 03/19/2036	652	474
2.725% due 07/19/2035	430	373
Impac CMB Trust
0.687% due 10/25/2035	3,159	2,630
JPMorgan Chase Commercial Mortgage Securities Trust
5.868% due 02/12/2049	251	259
5.882% due 02/15/2051	206	219
JPMorgan Mortgage Trust
2.555% due 07/25/2035	375	382
MASTR Asset Securitization Trust
5.500% due 09/25/2033	68	71
Nomura Asset Acceptance Corp Alternative Loan Trust
2.439% due 10/25/2035	3,165	2,979
Residential Accredit Loans, Inc. Trust
0.487% due 08/25/2035	590	458
0.587% due 01/25/2033	7	7
0.587% due 03/25/2033	42	42
6.000% due 06/25/2036	1,613	1,329
Sequoia Mortgage Trust
0.537% due 07/20/2033	464	439
0.888% due 10/19/2026	24	24
0.947% due 10/20/2027	9	9
Structured Adjustable Rate Mortgage Loan Trust
0.407% due 05/25/2037	1,807	1,498
Structured Asset Mortgage Investments Trust
0.407% due 05/25/2036	221	161
0.848% due 09/19/2032	16	16
1.028% due 10/19/2033	179	162
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045	45	42
0.497% due 01/25/2045	767	726
0.956% due 12/25/2046	801	754
1.158% due 02/25/2046	1,293	1,201
1.558% due 06/25/2042	38	37
1.558% due 08/25/2042	23	22
2.187% due 08/25/2046	456	411
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	23	22
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/2036	1,140	1,129

Total Mortgage-Backed Securities (Cost $46,109)		43,714

ASSET-BACKED SECURITIES 0.4%
Amortizing Residential Collateral Trust
0.767% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.847% due 10/25/2032	87	83
1.187% due 11/25/2042	458	437
Carrington Mortgage Loan Trust
0.507% due 10/25/2035	23	23

CIT Group Home Equity Loan Trust
0.720% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036	18	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	47
Massachusetts Educational Financing Authority
1.227% due 04/25/2038	452	452
Soundview Home Loan Trust
0.247% due 11/25/2036	192	76
Specialty Underwriting & Residential Finance Trust
0.987% due 10/25/2035	1,989	1,885
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036	119	63

Total Asset-Backed Securities (Cost $3,316)		3,125

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.3%		2,048

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
0.010% due 08/13/2015 - 11/12/2015 (a)(e)	1,896	1,896

Total Short-Term Instruments (Cost $3,944)		3,944

Total Investments in Securities (Cost $803,042)		922,627

	SHARES
INVESTMENTS IN AFFILIATES 6.8%
SHORT-TERM INSTRUMENTS 6.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.8%
PIMCO Short-Term Floating NAV Portfolio III	5,449,370	54,047

Total Short-Term Instruments (Cost $54,049)		54,047

Total Investments in Affiliates (Cost $54,049)		54,047

Total Investments 122.2% (Cost $857,091)		$976,674
Financial Derivative Instruments (f)(h) (0.1)% (Cost or Premiums, net $(1,168))		(487)
Other Assets and Liabilities, net (22.1%)		(176,775)

Net Assets 100.0%		$799,412

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$2,048	Fannie Mae 2.200% due 10/17/2022	$(2,093)	$2,048	$2,048

Total Repurchase Agreements						$(2,093)	$2,048	$2,048

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	0.380%	06/18/2015	07/07/2015	$(1,867)	$(1,867)
	0.380	06/29/2015	07/07/2015	(11,055)	(11,055)
IND	0.230	06/19/2015	07/20/2015	(24,669)	(24,671)
RDR	0.290	05/19/2015	07/20/2015	(77,748)	(77,775)

Total Reverse Repurchase Agreements					$(115,368)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.550%	06/26/2015	07/06/2015	$(28,547)	$(28,561)
GSC	0.190	06/26/2015	07/10/2015	(4,456)	(4,460)
	0.270	05/11/2015	07/13/2015	(13,211)	(13,230)
MSC	0.270	05/12/2015	07/13/2015	(1,220)	(1,221)
	0.300	05/20/2015	07/20/2015	(23,331)	(23,378)

Total Sale-Buyback Transactions					$(70,850)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $216,054 at a weighted average interest rate of 0.233%.
(3)	Payable for sale-buyback transactions includes $62 of deferred price drop on sale-buyback transactions

(e)	Securities with an aggregate market value of $184,326 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note September Futures	Short	09/2015	249	$278	$8	$0

Total Futures Contracts				$278	$8	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$31,600	$(241)	$(95)	$8	$0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	27,600	228	(181)	18	0

					$(13)	$(276)	$26	$0

Total Swap Agreements					$(13)	$(276)	$26	$0

(g)	Securities with an aggregate market value of $1,338 and cash of $1,378 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$28,000	$2,464	$1,774
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	600	53	38

							$2,517	$1,812

Total Purchased Options							$2,517	$1,812

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(5)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(10)

						$(217)	$(15)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$62,700	$(2,603)	$(1,689)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	25,400	(165)	(234)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	25,400	(219)	(162)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	34,200	(257)	(64)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	34,200	(224)	(169)

							$(3,468)	$(2,318)

Total Written Options							$(3,685)	$(2,333)

(i)	Securities with an aggregate market value of $433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,147	$0	$10,147
Industrials	0	5,964	0	5,964
Municipal Bonds & Notes
New York	0	832	0	832
U.S. Government Agencies	0	242,200	412	242,612
U.S. Treasury Obligations	0	612,289	0	612,289
Mortgage-Backed Securities	0	43,714	0	43,714
Asset-Backed Securities	0	3,125	0	3,125
Short-Term Instruments
Repurchase Agreements	0	2,048	0	2,048
U.S. Treasury Bills	0	1,896	0	1,896
	$0	$922,215	$412	$922,627

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$54,047	$0	$0	$54,047

Total Investments	$54,047	$922,215	$412	$976,674

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	26	0	34
Over the counter	0	1,812	0	1,812
	$8	$1,838	$0	$1,846

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,333)	$0	$(2,333)
Totals	$54,055	$921,720	$412	$976,187

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.7%
BANK LOAN OBLIGATIONS 1.3%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$1,598	$1,609
CSC Holdings, Inc.
2.687% due 04/17/2020		4,957	4,923
H.J. Heinz Co.
3.250% due 06/05/2020		110,010	110,161
HCA, Inc.
3.032% due 05/01/2018		1,869	1,871
MGM Resorts International
3.500% due 12/20/2019		7,839	7,798
NRG Energy, Inc.
2.750% due 07/02/2018		14,386	14,290
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		4,593	4,597
SunGard Data Systems, Inc.
4.000% due 03/08/2020		12,328	12,344

Total Bank Loan Obligations (Cost $158,145)			157,593

CORPORATE BONDS & NOTES 46.0%
BANKING & FINANCE 27.2%
ABN AMRO Bank NV
1.800% due 06/04/2018		28,900	28,911
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		39,000	38,854
Ally Financial, Inc.
2.750% due 01/30/2017		49,475	49,376
2.955% due 07/18/2016		775	784
3.125% due 01/15/2016		18,355	18,447
3.500% due 07/18/2016		6,445	6,558
5.500% due 02/15/2017		7,894	8,249
American International Group, Inc.
5.050% due 10/01/2015		20,000	20,203
American Tower Corp.
2.800% due 06/01/2020		50,200	49,515
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,700	1,981
Banco do Brasil S.A.
4.500% due 01/20/2016		4,900	5,558
Banco Santander Chile
1.875% due 01/19/2016		$1,200	1,203
3.750% due 09/22/2015		45,200	45,380
Bank of America Corp.
0.604% due 08/15/2016		13,400	13,347
1.154% due 04/01/2019		80,600	80,822
1.351% due 03/22/2018		16,500	16,661
2.000% due 01/11/2018		4,200	4,214
2.650% due 04/01/2019		12,800	12,954
5.420% due 03/15/2017		1,000	1,060
5.650% due 05/01/2018		25,033	27,503
5.750% due 12/01/2017		8,700	9,481
6.400% due 08/28/2017		6,150	6,745
6.500% due 08/01/2016		131,095	138,313
7.800% due 09/15/2016		1,000	1,074
8.950% due 05/18/2017		180	192
Bank of America N.A.
0.566% due 06/15/2016		2,300	2,293
0.586% due 06/15/2017		8,300	8,241
Bankia S.A.
0.198% due 01/25/2016	EUR	16,100	17,945
4.375% due 02/14/2017		5,400	6,324
Barclays Bank PLC
14.000% due 06/15/2019 (g)	GBP	3,700	7,593
BB&T Corp.
0.990% due 01/15/2020		$38,300	38,246
BBVA Banco Continental S.A.
2.250% due 07/29/2016		1,500	1,508
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,250	20,726
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		15,400	15,549
Bear Stearns Cos. LLC
0.671% due 11/21/2016		14,120	14,112
6.400% due 10/02/2017		5,500	6,054
7.250% due 02/01/2018		800	906

BPCE S.A.
0.846% due 11/18/2016		4,500	4,508
0.891% due 06/23/2017		3,300	3,301
1.371% due 03/06/2017	GBP	18,400	29,043
1.625% due 02/10/2017		$15,600	15,747
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		7,300	7,362
CIT Group, Inc.
4.250% due 08/15/2017		78,174	79,542
5.000% due 05/15/2017		32,467	33,561
Citigroup, Inc.
0.551% due 06/09/2016		3,100	3,087
0.674% due 05/31/2017	EUR	200	222
0.822% due 03/10/2017		$900	898
1.237% due 07/25/2016		219,200	219,879
1.257% due 11/30/2017	EUR	5,000	5,567
1.350% due 03/10/2017		$26,100	26,084
6.125% due 05/15/2018		2,300	2,567
Credit Agricole S.A.
1.075% due 04/15/2019		8,100	8,166
1.252% due 06/10/2020		69,800	69,843
Credit Suisse
0.969% due 01/29/2018		10,500	10,485
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	804
1.570% due 02/14/2018		1,000,000	7,935
2.000% due 09/15/2015		$11,300	11,314
2.375% due 05/25/2016		72,700	72,882
5.500% due 05/25/2016		7,800	8,034
5.500% due 06/26/2017		43,042	45,719
Export-Import Bank of India
2.432% due 03/30/2016		1,500	1,509
First Horizon National Corp.
5.375% due 12/15/2015		15,600	15,841
Ford Motor Credit Co. LLC
0.726% due 11/08/2016		5,000	4,990
1.186% due 06/15/2018		31,000	31,040
1.209% due 11/04/2019		53,500	53,374
3.000% due 06/12/2017		29,000	29,673
3.984% due 06/15/2016		4,400	4,504
5.000% due 05/15/2018		14,811	15,926
5.625% due 09/15/2015		20,800	20,990
5.750% due 02/01/2021		6,300	7,072
8.000% due 12/15/2016		41,285	45,002
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,236
General Motors Financial Co., Inc.
1.631% due 04/10/2018		17,900	18,048
1.835% due 01/15/2020		38,700	38,742
2.750% due 05/15/2016		15,700	15,890
3.000% due 09/25/2017		41,500	42,403
4.750% due 08/15/2017		15,845	16,734
Goldman Sachs Group, Inc.
1.374% due 11/15/2018		15,600	15,751
1.437% due 04/23/2020 (j)		69,700	70,462
1.478% due 04/30/2018		18,405	18,612
1.884% due 11/29/2023		55,700	56,721
5.375% due 03/15/2020		5,000	5,567
6.000% due 06/15/2020		9,033	10,322
7.500% due 02/15/2019		4,200	4,933
Hana Bank
4.000% due 11/03/2016		4,500	4,660
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		3,200	3,274
HBOS PLC
0.979% due 09/06/2017		32,300	32,273
HCP, Inc.
6.300% due 09/15/2016		1,000	1,056
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	7,657
HSBC Finance Corp.
0.713% due 06/01/2016		50,248	50,178
HSBC USA, Inc.
0.887% due 11/13/2019 (j)		69,300	69,104
2.375% due 11/13/2019		20,400	20,336
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		56,500	56,379
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		9,310	9,609
Industrial Bank of Korea
2.375% due 07/17/2017		13,800	14,030
3.750% due 09/29/2016		59,200	61,024
International Lease Finance Corp.
5.750% due 05/15/2016		20,530	21,069
6.750% due 09/01/2016		12,950	13,646

7.125% due 09/01/2018		200	224
8.625% due 09/15/2015		68,536	69,478
Intesa Sanpaolo SpA
2.375% due 01/13/2017		9,080	9,127
3.125% due 01/15/2016		200	202
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	1,968
JPMorgan Chase & Co.
0.726% due 11/18/2016		$19,400	19,413
0.793% due 03/01/2018		18,000	17,958
1.068% due 05/30/2017	GBP	35,100	54,461
1.232% due 01/23/2020		$42,400	42,833
3.450% due 03/01/2016		1,100	1,119
6.000% due 01/15/2018		21,285	23,443
6.300% due 04/23/2019		3,300	3,780
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016		1,300	1,297
5.375% due 09/28/2016	GBP	9,800	16,122
6.000% due 10/01/2017		$11,000	11,996
Kookmin Bank
1.152% due 01/27/2017		71,010	71,350
1.375% due 01/15/2016		7,000	7,007
1.526% due 10/11/2016		1,000	1,009
LeasePlan Corp. NV
2.500% due 05/16/2018		2,000	2,003
3.000% due 10/23/2017		7,025	7,174
Lloyds Bank PLC
0.825% due 05/14/2018		53,100	53,212
Macquarie Group Ltd.
1.278% due 01/31/2017		2,640	2,653
4.875% due 08/10/2017		3,000	3,171
Morgan Stanley
5.550% due 04/27/2017		200	214
6.625% due 04/01/2018		6,000	6,732
MUFG Americas Holdings Corp.
0.849% due 02/09/2018		19,100	19,136
MUFG Union Bank N.A.
0.679% due 05/05/2017		67,500	67,429
1.031% due 09/26/2016		26,400	26,519
Murray Street Investment Trust
4.647% due 03/09/2017		6,712	7,051
National City Bank
0.636% due 12/15/2016		8,090	8,074
0.649% due 06/07/2017		7,950	7,915
Navient Corp.
2.076% due 09/15/2015		10,000	9,996
6.000% due 01/25/2017		31,100	32,422
6.250% due 01/25/2016		8,819	9,006
Novo Banco S.A.
4.000% due 01/21/2019	EUR	1,000	1,114
5.875% due 11/09/2015		4,500	5,029
Pacific Life Global Funding
2.080% due 06/02/2018		$7,450	7,241
Preferred Term Securities Ltd.
0.833% due 03/24/2034		921	746
Pricoa Global Funding
1.350% due 08/18/2017		18,100	18,047
Prudential Covered Trust
2.997% due 09/30/2015		27,160	27,304
Qatari Diar Finance Co.
3.500% due 07/21/2015		65,300	65,333
QNB Finance Ltd.
3.125% due 11/16/2015		66,100	66,624
3.375% due 02/22/2017		8,000	8,260
Santander Bank N.A.
1.206% due 01/12/2018		36,300	36,286
Santander Issuances S.A.U.
5.911% due 06/20/2016		1,600	1,661
Shinhan Bank
0.924% due 04/08/2017		68,275	68,245
SLM Student Loan Trust
0.536% due 12/15/2033	EUR	743	803
Springleaf Finance Corp.
5.400% due 12/01/2015		$3,550	3,590
6.500% due 09/15/2017		5,000	5,256
6.900% due 12/15/2017		13,625	14,477
Sumitomo Mitsui Banking Corp.
0.856% due 01/16/2018		18,500	18,511
Synchrony Financial
1.509% due 02/03/2020		40,200	40,422
UBS AG
0.843% due 06/01/2017		35,000	34,924
5.875% due 07/15/2016		6,977	7,286
Vesey Street Investment Trust
4.404% due 09/01/2016		14,523	15,044

Wachovia Corp.
0.645% due 10/15/2016		38,570	38,445
WEA Finance LLC
1.750% due 09/15/2017		7,700	7,724
Wells Fargo & Co.
0.736% due 04/22/2019		7,000	6,980
Western Union Co.
1.281% due 08/21/2015		500	500

			3,418,415

INDUSTRIALS 12.7%
AbbVie, Inc.
1.750% due 11/06/2017		2,700	2,709
Actavis Funding SCS
1.368% due 03/12/2018		15,500	15,575
1.543% due 03/12/2020		33,200	33,606
2.450% due 06/15/2019		3,821	3,807
Actavis, Inc.
1.875% due 10/01/2017		12,630	12,650
Amgen, Inc.
0.664% due 05/22/2017		35,000	35,001
2.200% due 05/22/2019		8,610	8,589
2.500% due 11/15/2016		29,600	30,160
Anglo American Capital PLC
2.625% due 04/03/2017		1,600	1,609
Aviation Capital Group Corp.
3.875% due 09/27/2016		200	204
Barrick Gold Corp.
6.950% due 04/01/2019		1,950	2,259
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,529
BAT International Finance PLC
0.796% due 06/15/2018		$60,100	60,108
1.850% due 06/15/2018		10,700	10,728
Baxter International, Inc.
5.375% due 06/01/2018		1,000	1,104
Becton Dickinson and Co.
0.736% due 06/15/2016		79,200	79,255
1.800% due 12/15/2017		15,300	15,308
2.675% due 12/15/2019		6,900	6,901
Boston Scientific Corp.
2.650% due 10/01/2018		1,000	1,015
2.850% due 05/15/2020		8,700	8,691
5.125% due 01/12/2017		7,500	7,898
Canadian Natural Resources Ltd.
0.657% due 03/30/2016		12,000	11,980
1.750% due 01/15/2018		9,600	9,537
Cardinal Health, Inc.
1.950% due 06/15/2018		3,200	3,206
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,580
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015		2,797	2,856
ConAgra Foods, Inc.
5.819% due 06/15/2017		1,190	1,279
ConocoPhillips Co.
1.176% due 05/15/2022		22,300	22,499
Cox Communications, Inc.
9.375% due 01/15/2019		3,406	4,159
CSX Corp.
7.900% due 05/01/2017		15,500	17,311
Daimler Finance North America LLC
0.632% due 03/10/2017 (j)		97,800	97,799
0.704% due 03/02/2018		6,200	6,194
2.375% due 08/01/2018		5,125	5,196
DISH DBS Corp.
4.625% due 07/15/2017		31,000	32,007
Dominion Gas Holdings LLC
2.500% due 12/15/2019		17,700	17,889
ERAC USA Finance LLC
6.200% due 11/01/2016		1,100	1,170
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	25,320
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		11,400	11,380
Georgia-Pacific LLC
2.539% due 11/15/2019		37,500	37,473
Gilead Sciences, Inc.
2.350% due 02/01/2020		6,700	6,723
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,175
HCA, Inc.
6.500% due 02/15/2016		2,850	2,944
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	25,500	15,209

HJ Heinz Co.
2.000% due 07/02/2018 (b)	$3,100	3,100
Humana, Inc.
7.200% due 06/15/2018	8,800	10,127
Hyundai Capital America
1.875% due 08/09/2016	12,191	12,265
2.125% due 10/02/2017	420	424
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	9,103	9,063
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	922	914
9.000% due 02/01/2019	3,825	4,596
Kinder Morgan, Inc.
3.050% due 12/01/2019	21,005	20,986
7.000% due 06/15/2017	16,582	18,038
7.250% due 06/01/2018	5,070	5,719
KLA-Tencor Corp.
2.375% due 11/01/2017	3,000	3,022
3.375% due 11/01/2019	1,100	1,130
Korea National Oil Corp.
4.000% due 10/27/2016	56,100	58,135
Louisiana-Pacific Corp.
7.500% due 06/01/2020	4,600	4,945
Masco Corp.
6.125% due 10/03/2016	400	423
McKesson Corp.
1.292% due 03/10/2017	3,900	3,895
Medtronic, Inc.
1.086% due 03/15/2020	45,000	45,503
1.375% due 04/01/2018	23,100	23,004
Merck & Co., Inc.
0.654% due 02/10/2020	33,600	33,462
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	14,186	15,794
MGM Resorts International
6.625% due 07/15/2015	28,375	28,406
6.875% due 04/01/2016	2,908	3,017
7.500% due 06/01/2016	43,230	45,175
10.000% due 11/01/2016	565	616
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,000	1,989
Mylan, Inc.
2.550% due 03/28/2019	15,275	15,145
NBCUniversal Enterprise, Inc.
0.812% due 04/15/2016	1,600	1,605
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	7,700	7,716
1.800% due 03/15/2018	1,800	1,803
1.950% due 09/12/2017	1,200	1,209
2.350% due 03/04/2019	3,475	3,503
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	2,297	2,423
Olin Corp.
6.750% due 06/15/2016	15,000	15,629
ONEOK Partners LP
2.000% due 10/01/2017	450	451
Pearson Dollar Finance PLC
6.250% due 05/06/2018	2,500	2,763
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,224	5,867
QUALCOMM, Inc.
3.000% due 05/20/2022	30,700	30,566
Reynolds American, Inc.
2.300% due 06/12/2018	10,800	10,889
Rock-Tenn Co.
4.450% due 03/01/2019	3,155	3,350
RPM International, Inc.
6.500% due 02/15/2018	1,600	1,769
SABIC Capital BV
3.000% due 11/02/2015	2,300	2,315
SABMiller Holdings, Inc.
2.200% due 08/01/2018	13,400	13,551
2.450% due 01/15/2017	3,300	3,352
3.750% due 01/15/2022	3,200	3,306
SABMiller PLC
6.500% due 07/15/2018	1,950	2,201
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	59,600	60,674
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	1,900	2,024
Southwestern Energy Co.
3.300% due 01/23/2018	5,200	5,333
4.050% due 01/23/2020	18,050	18,554
Telefonica Emisiones S.A.U.
0.931% due 06/23/2017	45,000	44,903
3.192% due 04/27/2018	500	514

3.992% due 02/16/2016		2,000	2,035
5.375% due 02/02/2018	GBP	12,600	21,398
6.421% due 06/20/2016		$27,240	28,487
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016		4,550	4,621
Time Warner Cable, Inc.
5.850% due 05/01/2017		14,382	15,363
6.750% due 07/01/2018		1,300	1,450
8.250% due 04/01/2019		5,921	6,965
8.750% due 02/14/2019		2,413	2,866
UAL Pass-Through Trust
10.400% due 05/01/2018		426	464
UnitedHealth Group, Inc.
1.400% due 12/15/2017		7,600	7,588
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		600	69
Volkswagen Group of America Finance LLC
0.716% due 11/20/2017		33,300	33,372
2.450% due 11/20/2019		19,500	19,571
Volkswagen International Finance NV
2.125% due 11/20/2018		8,700	8,769
VW Credit, Inc.
0.701% due 06/26/2017		50,000	49,950
Walgreens Boots Alliance, Inc.
0.726% due 05/18/2016		37,500	37,502
1.750% due 11/17/2017		13,500	13,558
Whirlpool Corp.
1.650% due 11/01/2017		9,000	9,034
Woodside Finance Ltd.
3.650% due 03/05/2025		4,600	4,420

			1,595,237

UTILITIES 6.1%
AT&T, Inc.
0.702% due 03/30/2017		75,400	75,172
1.212% due 06/30/2020		34,500	34,676
2.950% due 05/15/2016		26,177	26,618
3.000% due 06/30/2022		6,100	5,893
BP Capital Markets PLC
4.750% due 03/10/2019		3,300	3,610
Consumers Energy Co.
6.700% due 09/15/2019		2,700	3,167
Dayton Power & Light Co.
1.875% due 09/15/2016		11,400	11,464
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,402
Electricite de France S.A.
6.500% due 01/26/2019		800	923
Exelon Corp.
1.550% due 06/09/2017		4,700	4,708
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		4,000	4,334
KT Corp.
1.750% due 04/22/2017		40,100	40,105
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		21,600	22,155
Petrobras Global Finance BV
1.896% due 05/20/2016		98,500	97,287
2.643% due 03/17/2017		4,050	3,976
3.250% due 03/17/2017		1,300	1,282
3.500% due 02/06/2017		1,300	1,289
3.875% due 01/27/2016		17,300	17,396
4.375% due 05/20/2023		6,000	5,245
Plains All American Pipeline LP
8.750% due 05/01/2019		5,446	6,651
Qwest Corp.
7.200% due 11/10/2026		5,550	5,610
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		3,813	3,947
Sprint Communications, Inc.
9.125% due 03/01/2017		72,852	79,044
Talen Energy Supply LLC
6.200% due 05/15/2016		5,145	5,293
Verizon Communications, Inc.
0.681% due 06/09/2017		111,907	111,692
1.816% due 09/15/2016		7,650	7,746
2.036% due 09/14/2018		72,182	74,733

2.500% due 09/15/2016	93,535	95,072

		763,490

Total Corporate Bonds & Notes (Cost $5,779,466)		5,777,142

MUNICIPAL BONDS & NOTES 0.4%
NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	731
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	44,990	44,749

		45,480

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.374% due 04/01/2040	3,868	3,905

Total Municipal Bonds & Notes (Cost $50,007)		49,385

U.S. GOVERNMENT AGENCIES 12.8%
Fannie Mae
0.247% due 12/25/2036	1,703	1,666
0.307% due 06/25/2034	441	434
0.387% due 10/27/2037	95,210	94,109
0.487% due 03/25/2037	3,130	3,134
0.537% due 03/25/2037 - 03/25/2044	5,972	5,996
0.547% due 03/25/2037	274	275
0.567% due 07/25/2037	4,122	4,143
0.587% due 06/25/2032 - 09/25/2035	446	448
0.657% due 07/25/2037 - 12/25/2040	5,543	5,598
0.687% due 05/25/2039 - 09/25/2041	68,341	68,957
0.787% due 04/25/2022	3	3
0.837% due 12/25/2037	3,948	4,013
0.887% due 10/25/2037	11,586	11,773
0.911% due 11/01/2021	4,277	4,311
0.937% due 03/25/2038 - 11/25/2039	2,974	3,029
1.000% due 01/25/2043	5,574	5,405
1.037% due 02/25/2040	3,040	3,102
1.330% due 03/01/2035	336	358
1.346% due 07/01/2042 - 07/01/2044	972	998
1.375% due 01/01/2021	6	6
1.396% due 09/01/2041	78	79
1.546% due 10/01/2030 - 11/01/2039	821	858
1.775% due 10/01/2034	1,367	1,444
1.781% due 03/01/2035	4,308	4,520
1.848% due 11/01/2034	360	381
1.875% due 07/01/2017	4	4
1.928% due 07/01/2017	4	4
1.930% due 06/01/2017	1	1
1.950% due 08/01/2017 - 07/01/2018	3	3
1.959% due 01/01/2035	2,489	2,640
1.998% due 11/01/2017	6	6
2.014% due 09/01/2035	119	127
2.080% due 05/01/2035	677	718
2.140% due 09/01/2035	2,672	2,845
2.151% due 07/01/2035	1,876	2,003
2.162% due 08/01/2035	2,939	3,125
2.180% due 07/01/2035	2,439	2,596
2.191% due 04/01/2034	437	459
2.220% due 10/01/2035	2,789	2,996
2.221% due 11/01/2027	18	18
2.254% due 08/01/2029	314	331
2.257% due 05/01/2035	2,154	2,290
2.261% due 08/01/2035	844	898
2.277% due 12/01/2033	190	203
2.339% due 10/01/2024	90	91
2.349% due 03/01/2024	102	106
2.367% due 06/01/2022	2	2
2.384% due 02/01/2028	68	70
2.389% due 03/01/2035	605	645
2.427% due 09/01/2032	584	625
2.474% due 01/01/2024	58	59
2.483% due 04/01/2024	32	33
2.500% due 05/25/2028 (a)	28,887	2,489
2.507% due 06/01/2035	398	420
2.641% due 07/25/2017	63	63
2.684% due 06/01/2035	491	525
2.876% due 12/01/2017	3	3
3.000% due 08/25/2042	842	839
4.000% due 07/01/2045 - 08/01/2045	603,000	636,884
4.250% due 05/25/2033	1,161	1,225
4.350% due 12/01/2036	80	85

4.361% due 02/01/2028	3	3
4.500% due 08/01/2018 - 09/01/2045	166,648	179,380
4.524% due 01/01/2028	16	17
4.533% due 09/01/2034	63	68
4.719% due 04/01/2018	86	88
5.000% due 12/25/2017 - 08/13/2045	14,273	15,666
5.390% due 11/01/2035	33	35
5.500% due 10/01/2017 - 08/25/2034	37,857	42,394
5.792% due 12/25/2042	1,827	2,036
5.863% due 10/25/2042 (a)	61,149	13,903
5.963% due 11/25/2042 (a)	80,407	16,029
6.000% due 05/01/2016 - 07/01/2045	48,445	53,984
6.313% due 02/25/2037 (a)	21,785	3,511
6.463% due 01/25/2042 (a)	5,907	988
6.500% due 07/25/2023 - 03/01/2038	6,098	7,087
7.000% due 04/01/2034	42	50
7.548% due 01/25/2043	6,491	6,648
8.000% due 11/25/2023 - 11/01/2031	828	996
8.500% due 04/01/2025	61	70
8.800% due 01/25/2019	17	18
9.000% due 03/25/2021 - 04/25/2021	72	80
9.250% due 10/25/2018	1	1
9.500% due 03/25/2020 - 11/01/2025	217	249
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	23,217	23,774
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	45	44
Freddie Mac
0.447% due 08/25/2031	1,746	1,710
0.467% due 09/25/2031	2,997	2,818
0.516% due 02/15/2037	167	167
0.526% due 02/15/2037	142	142
0.586% due 06/15/2018	303	304
0.636% due 11/15/2030 - 12/15/2031	85	85
1.036% due 12/15/2039	45	45
1.041% due 01/15/2038	7,999	8,161
1.136% due 10/15/2020	11	11
1.186% due 03/15/2021	8	8
1.546% due 07/25/2044	522	527
1.557% due 11/25/2019 (a)	194,744	10,316
1.750% due 03/01/2017	3	3
2.000% due 11/15/2026	120,064	121,957
2.118% due 02/01/2020	21	21
2.125% due 10/01/2035	3,369	3,585
2.200% due 10/01/2027	14	14
2.250% due 11/01/2022 - 04/01/2035	4,090	4,319
2.348% due 07/01/2035	33	36
2.350% due 03/01/2035 - 04/01/2035	2,050	2,169
2.363% due 06/01/2024 - 03/01/2035	919	978
2.365% due 10/01/2023 - 11/01/2023	32	32
2.375% due 12/01/2022	17	18
2.376% due 04/01/2035	366	367
2.431% due 08/01/2035	6,392	6,802
2.454% due 09/01/2023	5	5
2.500% due 02/01/2023	1	1
2.548% due 07/01/2027	36	38
2.550% due 01/01/2024	14	14
2.577% due 05/01/2037	91	97
2.612% due 04/01/2035	809	857
2.733% due 02/01/2037	69	75
2.938% due 08/15/2032	163	170
3.000% due 03/15/2027 - 05/15/2027 (a)	51,886	5,020
3.000% due 06/15/2036 - 03/15/2041	7,562	7,640
3.262% due 05/15/2040 (a)	22,410	22,535
4.000% due 01/15/2024 (a)	521	56
4.500% due 09/15/2018	2	2
5.000% due 01/01/2026 - 07/01/2041	961	1,065
5.500% due 12/01/2017 - 07/15/2034	1,360	1,490
5.765% due 08/15/2043 (a)	90,140	16,972
6.000% due 02/01/2016 - 07/15/2029	408	425
6.285% due 07/15/2036 (a)	3,738	715
6.500% due 02/01/2022 - 07/25/2043	19,729	22,865
6.965% due 08/15/2036 (a)	12,052	2,164
7.000% due 01/01/2030 - 04/01/2032	26	31
7.500% due 07/15/2030	156	180
8.000% due 04/15/2021 - 12/01/2024	62	66
8.500% due 06/01/2022 - 11/01/2025	204	229
9.000% due 12/15/2020 - 08/01/2022	63	70
9.383% due 08/15/2044	32,005	36,669
9.500% due 08/01/2016 - 09/01/2021	23	24
10.000% due 11/01/2016 - 05/15/2020	5	5
Ginnie Mae
0.735% due 12/16/2025	45	45
1.625% due 05/20/2022 - 07/20/2034	3,404	3,539
1.750% due 03/20/2017 - 02/20/2032	3,134	3,259
1.930% due 02/20/2041	12,920	13,010

2.000% due 09/20/2024 - 07/20/2030		686	712
2.500% due 11/20/2026		4	4
4.000% due 03/20/2019		6	6
5.500% due 10/17/2022		2	2
7.000% due 04/15/2026 - 06/15/2027		2	2
Small Business Administration
4.310% due 04/01/2029		15,977	17,397
5.110% due 04/01/2025		215	233
5.640% due 04/01/2026		6,362	7,009
Vendee Mortgage Trust
6.500% due 05/15/2029		16,778	19,070

Total U.S. Government Agencies (Cost $1,589,509)			1,605,953

U.S. TREASURY OBLIGATIONS 18.3%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 (j)		1,075,886	1,092,193
0.125% due 04/15/2019 (j)(l)		618,720	626,212
0.625% due 07/15/2021		192,086	198,194
0.750% due 02/15/2042 (n)		22,825	20,845
1.125% due 01/15/2021		103,933	109,901
1.250% due 07/15/2020		21,154	22,623
1.375% due 02/15/2044		48,421	51,315
2.375% due 01/15/2017 (l)		175,973	184,551
2.375% due 01/15/2025 (n)		710	835

Total U.S. Treasury Obligations (Cost $2,328,964)			2,306,669

MORTGAGE-BACKED SECURITIES 14.4%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		4,724	4,862
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		420	424
ACAEC Trust
0.287% due 06/15/2024	EUR	121	135
Alba PLC
2.821% due 12/16/2042	GBP	13,530	21,373
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		$30,000	29,573
American Home Mortgage Assets Trust
0.397% due 10/25/2046		16,331	11,411
0.727% due 11/25/2035		2,290	2,014
American Home Mortgage Investment Trust
0.477% due 02/25/2045		3,400	3,385
2.423% due 02/25/2045		37,594	37,577
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	265	297
Banc of America Alternative Loan Trust
5.500% due 07/25/2033		$5,627	5,737
5.500% due 10/25/2033		12,242	13,054
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045		5,400	5,535
5.617% due 07/10/2046		16,680	17,292
5.732% due 04/10/2049		28,889	30,546
5.749% due 06/10/2049		3,400	3,595
Banc of America Funding Trust
0.427% due 05/20/2035		4,260	3,973
0.467% due 07/25/2037		14,076	12,291
2.671% due 02/20/2036		2,512	2,498
2.699% due 05/25/2035		558	569
5.500% due 09/25/2035		2,519	2,628
Banc of America Mortgage Trust
2.673% due 02/25/2035		440	435
2.687% due 09/25/2035 ^		9,252	8,534
2.782% due 05/25/2033		100	101
6.500% due 10/25/2031		683	722
BCAP LLC Trust
0.345% due 03/26/2037		2,548	2,504
0.355% due 09/26/2035		5,854	5,807
0.435% due 07/26/2035		3,140	3,115
0.685% due 05/26/2035		2,782	2,643
0.986% due 11/26/2046		5,043	4,879
BCRR Trust
5.858% due 07/17/2040		1,450	1,548
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		283	285
2.354% due 02/25/2033		87	86
2.511% due 04/25/2033		1,902	1,920
2.515% due 03/25/2035		457	459
2.522% due 01/25/2035		8	8
2.533% due 08/25/2033		1,863	1,861
2.565% due 01/25/2035		1,748	1,695
2.567% due 08/25/2035		35,250	30,877
2.595% due 02/25/2033		381	357
2.601% due 08/25/2035 ^		5,325	4,803
2.602% due 08/25/2033		447	445

2.680% due 03/25/2035		937	948
2.719% due 03/25/2035		230	223
2.724% due 01/25/2034		29	29
2.726% due 10/25/2036 ^		2,126	1,775
2.751% due 11/25/2030		25	24
Bear Stearns ALT-A Trust
2.424% due 04/25/2035		12,097	11,735
2.526% due 09/25/2034		1,092	1,072
2.584% due 05/25/2035		1,492	1,453
2.635% due 09/25/2035		4,320	3,711
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,269	1,336
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036		8,743	7,068
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.467% due 01/25/2035		1,294	1,174
Citigroup Commercial Mortgage Trust
6.349% due 12/10/2049		7,734	8,346
Citigroup Mortgage Loan Trust, Inc.
0.355% due 10/25/2046		4,800	4,703
2.230% due 09/25/2035		84	84
2.606% due 03/25/2036 ^		12,774	12,239
2.623% due 03/25/2034		1,383	1,381
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		176,910	185,378
5.481% due 01/15/2046		38,832	39,405
Claris RMBS SRL
1.171% due 12/28/2061	EUR	2,131	2,408
Countrywide Alternative Loan Trust
0.367% due 05/25/2047		$7,129	6,071
0.467% due 02/25/2037		8,708	7,008
0.587% due 06/25/2036 ^		971	646
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035		2,343	2,095
2.330% due 02/20/2036		15,952	13,814
5.000% due 08/25/2019		327	336
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		40,310	42,090
5.383% due 02/15/2040		3,659	3,832
5.448% due 01/15/2049		122	122
5.860% due 03/15/2039		147,455	150,784
6.000% due 06/15/2038		19,970	20,570
6.168% due 02/15/2041		10,263	11,114
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		732	680
2.366% due 04/25/2034		9,381	9,415
2.556% due 10/25/2033		153	151
4.844% due 06/25/2032		54	53
Credit Suisse Mortgage Capital Certificates
0.449% due 02/27/2036		9,950	9,488
2.569% due 09/26/2047		5,997	5,918
2.720% due 02/26/2036		4,278	4,132
2.794% due 08/28/2036		2,831	2,749
2.893% due 05/26/2036		2,640	2,684
5.342% due 12/15/2043		200	208
DBRR Trust
0.853% due 02/25/2045		903	903
DLJ Acceptance Trust
11.000% due 08/01/2019		13	15
EMF-NL BV
1.004% due 07/17/2041	EUR	7,300	7,305
EMF-NL Prime BV
0.854% due 04/17/2041		3,000	2,712
Eurosail PLC
0.729% due 12/10/2044	GBP	958	1,446
0.731% due 03/13/2045		2,297	3,466
1.271% due 09/13/2045		11,468	17,682
1.521% due 06/13/2045		8,000	12,359
Extended Stay America Trust
2.958% due 12/05/2031		$3,600	3,617
First Horizon Alternative Mortgage Securities Trust
2.196% due 09/25/2034		477	467
2.246% due 09/25/2035 ^		1,176	1,067
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		4,017	4,184
First Horizon Mortgage Pass-Through Trust
2.583% due 02/25/2035		443	446
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		70,170	74,235
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		11	11
Granite Master Issuer PLC
0.117% due 12/20/2054	EUR	3,443	3,825
0.137% due 12/20/2054		12,153	13,513
0.327% due 12/20/2054		$22,464	22,359
0.365% due 12/17/2054		1,510	1,504

0.387% due 12/20/2054		19,282	19,205
0.447% due 12/20/2054		3,151	3,147
0.527% due 12/20/2054		5,000	4,951
0.729% due 12/17/2054	GBP	1,107	1,732
0.730% due 12/20/2054		1,953	3,054
0.830% due 12/20/2054		16,538	25,920
Granite Mortgages PLC
0.952% due 09/20/2044		343	537
Great Hall Mortgages PLC
0.116% due 03/18/2039	EUR	1,653	1,748
0.416% due 06/18/2039		$16,308	15,363
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		43,123	43,181
5.444% due 03/10/2039		6,708	7,057
6.013% due 07/10/2038		18,408	18,819
GSR Mortgage Loan Trust
2.682% due 09/25/2035		1,825	1,833
2.703% due 09/25/2035		26,291	26,583
2.716% due 09/25/2035		246	249
2.778% due 07/25/2035		1,824	1,669
6.000% due 03/25/2032		66	69
HarborView Mortgage Loan Trust
2.669% due 07/19/2035		6,131	5,515
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	16,210	25,017
IndyMac Mortgage Loan Trust
0.395% due 05/25/2046		$3,189	2,695
Infinity Classico
0.181% due 02/15/2024	EUR	6,526	7,149
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		$35,835	37,103
5.397% due 05/15/2045		5,970	6,189
5.420% due 01/15/2049		2,132	2,232
5.794% due 02/12/2051		8,075	8,661
5.961% due 06/15/2049		18,945	20,079
JPMorgan Commercial Mortgage-Backed Securities Trust
5.708% due 03/18/2051		49,720	52,385
JPMorgan Mortgage Trust
2.531% due 08/25/2035 ^		9,379	8,920
2.574% due 04/25/2037 ^		1,011	811
2.595% due 07/25/2035		557	560
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		15,972	16,624
5.424% due 02/15/2040		8,603	9,032
5.641% due 03/15/2039		25,736	26,269
5.866% due 09/15/2045		4,827	5,228
Leek Finance PLC
0.541% due 09/21/2038		4,118	4,300
MASTR Adjustable Rate Mortgages Trust
2.702% due 11/21/2034		444	456
MASTR Alternative Loan Trust
4.500% due 11/25/2018		1,212	1,216
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,363	2,463
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		838	788
Merrill Lynch Mortgage Trust
6.029% due 06/12/2050		846	850
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	9,940
Morgan Stanley Capital Trust
5.601% due 03/12/2044		22,011	22,152
Morgan Stanley Mortgage Loan Trust
0.447% due 04/25/2035		11,941	11,154
0.457% due 11/25/2035		1,733	1,729
0.507% due 01/25/2035		1,471	1,383
2.453% due 08/25/2034		940	895
5.500% due 11/25/2035		4,678	4,770
Morgan Stanley Re-REMIC Trust
5.989% due 08/15/2045		9,598	10,172
MortgageIT Trust
0.827% due 02/25/2035		1,685	1,650
Newgate Funding PLC
0.586% due 12/15/2050	EUR	2,328	2,456
Opteum Mortgage Acceptance Corp. Trust
0.597% due 11/25/2035		$35,143	34,399
Prime Mortgage Trust
0.587% due 02/25/2019		7	7
0.587% due 02/25/2034		1,167	1,105
Resecuritization Mortgage Trust
0.437% due 04/26/2021		18	17
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036 ^		162	151
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,232

Silverstone Master Issuer PLC
1.826% due 01/21/2055		3,333	3,348
Structured Adjustable Rate Mortgage Loan Trust
2.637% due 02/25/2034		111	111
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037		170	128
0.467% due 02/25/2036		3,873	3,173
0.848% due 09/19/2032		2,106	2,062
8.103% due 06/25/2029		177	185
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		58	56
2.350% due 06/25/2033		218	214
5.250% due 09/25/2034		1,996	2,018
Suntrust Adjustable Rate Mortgage Loan Trust
2.655% due 01/25/2037 ^		4,049	3,878
Thornburg Mortgage Securities Trust
2.139% due 12/25/2045		9,176	8,926
2.243% due 10/25/2045		16,123	15,843
Vulcan European Loan Conduit Ltd.
0.271% due 05/15/2017	EUR	3,459	3,809
Wachovia Bank Commercial Mortgage Trust
5.421% due 04/15/2047		$1,444	1,444
5.509% due 04/15/2047		6,200	6,494
5.572% due 10/15/2048		14,344	14,894
5.749% due 07/15/2045		13,148	13,613
5.898% due 06/15/2049		263	264
WaMu Commercial Mortgage Securities Trust
5.515% due 03/23/2045		15,286	15,595
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045		2,022	1,907
0.457% due 12/25/2045		6,064	5,701
0.477% due 10/25/2045		150	140
0.888% due 01/25/2047		5,103	4,646
0.927% due 11/25/2034		6,684	6,371
1.158% due 08/25/2046		126	106
1.358% due 11/25/2042		835	785
1.558% due 06/25/2042		1,432	1,389
1.558% due 08/25/2042		1,131	1,079
1.937% due 01/25/2047		3,444	3,124
2.353% due 01/25/2036		469	450
6.000% due 06/25/2034		1,933	2,144
Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033		122	118
2.225% due 02/25/2033		78	79
Wells Fargo Commercial Mortgage Trust
2.240% due 10/15/2045 (a)		86,362	8,436
Wells Fargo Mortgage-Backed Securities Trust
2.599% due 04/25/2036		315	306
2.614% due 03/25/2035		474	481
2.615% due 12/25/2033		672	672
2.615% due 12/25/2034		25,012	25,193
2.616% due 01/25/2035		2,649	2,644
2.617% due 02/25/2035		678	683
2.621% due 03/25/2036		12,241	12,159
2.641% due 04/25/2036 ^		1,785	1,754
2.648% due 06/25/2035		39,798	40,855
2.721% due 07/25/2036 ^		9,649	9,373
2.740% due 06/25/2034		15,996	16,130
Wells Fargo-RBS Commercial Mortgage Trust
1.744% due 03/15/2044 (a)		191,421	9,160

Total Mortgage-Backed Securities (Cost $1,822,898)			1,810,232

ASSET-BACKED SECURITIES 10.6%
Academic Loan Funding Trust
0.987% due 12/27/2022		1,244	1,246
Access Group, Inc.
1.577% due 10/27/2025		4,678	4,680
Accredited Mortgage Loan Trust
0.317% due 02/25/2037		5,411	5,185
0.420% due 09/25/2035		105	105
0.885% due 04/25/2035		5,570	5,522
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.637% due 10/25/2035		6,600	6,036
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.647% due 07/25/2035		6,900	6,640
0.687% due 09/25/2035		7,300	6,574
1.535% due 02/25/2033		2,094	1,994
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		744	693
Ares European CLO BV
0.338% due 08/15/2024	EUR	5,249	5,820
Asset-Backed Funding Certificates Trust
0.407% due 05/25/2037		$1,894	1,827
Asset-Backed Securities Corp. Home Equity Loan Trust
0.417% due 05/25/2037		25,523	17,608

0.706% due 06/15/2031		4	4
Atrium CDO Corp.
0.526% due 07/20/2020		6,250	6,207
1.376% due 11/16/2022		3,865	3,869
Bear Stearns Asset-Backed Securities Trust
0.685% due 06/25/2035		3,310	3,302
1.187% due 10/25/2037		16,121	15,246
1.187% due 11/25/2042		604	577
1.987% due 03/25/2043		4,330	4,192
Cadogan Square CLO BV
0.360% due 08/12/2022	EUR	3,020	3,359
0.391% due 01/17/2023		18,343	20,246
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$33,100	33,102
Carlyle High Yield Partners Ltd.
0.500% due 04/19/2022		9,446	9,256
Cavalry CLO Ltd.
1.645% due 01/16/2024		79,500	79,415
Centex Home Equity Loan Trust
0.807% due 09/25/2034		3,104	2,820
Central Park CLO Ltd.
1.477% due 07/23/2022		6,459	6,460
CIFC Funding Ltd.
1.575% due 01/19/2023		60,735	60,822
1.634% due 12/05/2024		19,000	19,002
Cornerstone CLO Ltd.
0.495% due 07/15/2021		21,957	21,724
Countrywide Asset-Backed Certificates
0.367% due 09/25/2036		194	192
0.525% due 04/25/2036		7,900	7,434
0.937% due 03/25/2034		2,163	2,078
Countrywide Asset-Backed Certificates Trust
0.445% due 05/25/2036		39	39
0.665% due 10/25/2035		3,328	3,310
0.805% due 08/25/2035		3,700	3,526
0.907% due 07/25/2034		4,996	4,739
Credit Suisse First Boston Mortgage Securities Corp.
0.885% due 07/25/2032		12	10
Doral CLO Ltd.
1.531% due 05/26/2023		54,600	54,609
Duane Street CLO Ltd.
0.505% due 11/14/2021		5,566	5,484
0.526% due 01/11/2021		1,377	1,372
Eagle Ltd.
2.570% due 12/15/2039		13,125	13,100
Educational Services of America, Inc.
1.337% due 09/25/2040		24,257	24,510
Elm CLO Ltd.
1.674% due 01/17/2023		57,842	57,942
EquiFirst Mortgage Loan Trust
0.667% due 01/25/2034		501	463
First Franklin Mortgage Loan Asset-Backed Certificates
1.012% due 05/25/2034		3,911	3,621
First Franklin Mortgage Loan Trust
0.637% due 06/25/2036		2,657	2,569
0.667% due 05/25/2035		2,800	2,617
First NLC Trust
0.892% due 12/25/2035		5,515	5,253
Flagship CLO
0.511% due 09/20/2019		1,523	1,515
Four Corners CLO Ltd.
0.551% due 01/26/2020		17,115	17,062
Franklin CLO Ltd.
0.546% due 06/15/2018		11,924	11,884
Fraser Sullivan CLO Ltd.
0.581% due 12/20/2020		309	309
Fremont Home Loan Trust
0.247% due 01/25/2037		279	144
0.667% due 07/25/2035		2,402	2,407
Galaxy CLO Ltd.
1.566% due 08/20/2022		10,600	10,594
Goldentree Loan Opportunities Ltd.
0.970% due 10/18/2021		10,405	10,390
GSAMP Trust
0.257% due 12/25/2036		2,255	1,256
1.055% due 11/25/2034		3,980	3,664
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		50,300	50,142
Home Equity Asset Trust
0.467% due 08/25/2036		21,100	17,988
HSBC Home Equity Loan Trust USA
0.667% due 03/20/2036		11,000	10,423
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036		57	32
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	139	155

Inwood Park CDO Ltd.
0.500% due 01/20/2021		$22,368	22,362
Jersey Street CLO Ltd.
0.525% due 10/20/2018		45	45
JPMorgan Mortgage Acquisition Corp.
0.367% due 02/25/2036		8,081	7,777
Jubilee CDO BV
0.365% due 08/21/2021	EUR	5,112	5,668
LCM LP
1.540% due 10/19/2022		$34,400	34,384
Limerock CLO
0.488% due 04/24/2023		2,667	2,647
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		43,500	43,448
Long Beach Mortgage Loan Trust
1.012% due 06/25/2035		1,861	1,848
Madison Park Funding Ltd.
1.536% due 06/15/2022		7,373	7,382
Massachusetts Educational Financing Authority
1.227% due 04/25/2038		7,389	7,377
Mercator CLO PLC
0.226% due 02/18/2024	EUR	6,336	6,999
Merrill Lynch Mortgage Investors Trust
0.387% due 08/25/2036		$3,304	3,290
0.497% due 08/25/2036		5,000	4,547
0.497% due 12/25/2036		2,000	1,861
Mid-State Trust
4.864% due 07/15/2038		322	343
Morgan Stanley ABS Capital, Inc. Trust
0.892% due 12/25/2034		2,320	2,265
Morgan Stanley IXIS Real Estate Capital Trust
0.237% due 11/25/2036		21	11
Motor PLC
0.787% due 06/25/2022		7,000	7,006
MT Wilson CLO Ltd.
0.506% due 07/11/2020		1,966	1,964
Nautique Funding Ltd.
0.525% due 04/15/2020		5,713	5,660
Navient Private Education Loan Trust
1.386% due 12/15/2028		13,800	13,972
New Century Home Equity Loan Trust
0.517% due 02/25/2036		16,000	14,737
0.907% due 03/25/2035		6,791	6,000
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.677% due 05/25/2035		5,184	4,854
NovaStar Mortgage Funding Trust
0.557% due 01/25/2036		2,019	1,994
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.467% due 12/25/2035		9,359	8,431
Option One Mortgage Loan Trust
0.677% due 08/25/2035		2,800	2,354
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		143	145
Panther CDO BV
0.364% due 03/20/2084	EUR	10,096	10,937
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.487% due 08/25/2035		$7,226	7,216
1.027% due 01/25/2036		2,100	2,017
RAAC Trust
0.667% due 03/25/2037		8,664	8,396
0.887% due 03/25/2034		701	673
Renaissance Home Equity Loan Trust
0.807% due 03/25/2034		2,519	2,447
0.887% due 08/25/2032		40	37
Residential Asset Securities Corp. Trust
0.637% due 09/25/2035		9,264	9,028
0.647% due 06/25/2031		51	48
0.982% due 01/25/2035		1,271	1,202
1.010% due 07/25/2034		2,772	2,486
4.470% due 03/25/2032		119	120
Saxon Asset Securities Trust
0.507% due 09/25/2047		7,400	6,643
0.980% due 03/25/2035 ^		4,837	4,414
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^		3,828	1,418
0.317% due 05/25/2037 ^		864	614
SLC Student Loan Trust
0.386% due 09/15/2026		33,000	32,721
SLM Private Credit Student Loan Trust
0.466% due 03/15/2024		13,374	13,274
0.476% due 12/15/2023		7,179	7,105
SLM Private Education Loan Trust
0.936% due 10/16/2023		14,006	14,040
1.236% due 06/15/2023		14,973	15,017
1.286% due 12/15/2021		2,541	2,545

SLM Student Loan Trust
0.246% due 12/15/2023	EUR	1,152	1,265
0.256% due 06/17/2024		675	741
0.367% due 10/25/2024		$32,895	32,685
0.407% due 01/25/2019		3,815	3,811
0.447% due 04/27/2020		5,569	5,563
0.777% due 10/25/2017		1,700	1,702
1.486% due 12/15/2033		595	599
1.777% due 04/25/2023		6,333	6,504
Soundview Home Loan Trust
0.247% due 11/25/2036		1,625	646
South Carolina Student Loan Corp.
1.033% due 03/02/2020		792	795
1.283% due 09/03/2024		3,500	3,542
Stone Tower CLO Ltd.
0.504% due 04/17/2021		13,629	13,521
Structured Asset Investment Loan Trust
0.877% due 06/25/2035		3,200	3,103
0.892% due 03/25/2034		7,232	6,752
0.907% due 02/25/2035		6,500	6,137
1.087% due 09/25/2034		1,531	1,475
1.162% due 10/25/2033		11,867	11,523
Structured Asset Securities Corp.
0.787% due 02/25/2035		150	150
0.847% due 02/25/2035		1,300	1,209
Structured Asset Securities Corp. Mortgage Loan Trust
0.637% due 11/25/2035		5,000	4,503
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.930% due 01/25/2035		45	46
Symphony CLO LP
1.576% due 04/16/2022		8,100	8,106
Symphony CLO Ltd.
1.544% due 07/23/2023		66,100	66,135
Venture CDO Ltd.
0.496% due 07/22/2021		2,736	2,698
0.505% due 01/20/2022		20,509	20,261
Voya CLO Ltd.
0.526% due 12/13/2020		7,526	7,503
1.575% due 10/15/2022		31,100	31,094
1.615% due 10/15/2022		34,800	34,813
Wells Fargo Home Equity Asset-Backed Securities Trust
0.727% due 04/25/2035		2,900	2,763
Wood Street CLO BV
0.305% due 11/22/2021	EUR	4,301	4,766

Total Asset-Backed Securities (Cost $1,315,844)			1,330,546

SOVEREIGN ISSUES 7.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		15,060	9,150
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	9,200	9,972
4.750% due 06/04/2018	EUR	3,100	3,738
Autonomous Community of Valencia
3.250% due 07/06/2015		3,800	4,246
4.375% due 07/16/2015		14,225	15,958
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (e)	BRL	1,556,120	467,585
0.000% due 04/01/2016 (e)		217,914	63,370
0.000% due 07/01/2016 (e)		123,900	34,857
0.000% due 01/01/2017 (e)		144,000	38,041
Export-Import Bank of Korea
0.880% due 05/12/2017		$4,770	4,770
0.982% due 11/26/2016		2,000	2,011
1.027% due 01/14/2017		42,000	42,188
1.133% due 09/17/2016		5,100	5,121
1.250% due 11/20/2015		94,400	94,489
4.125% due 09/09/2015		2,000	2,013
5.375% due 10/04/2016		2,000	2,105
Korea Development Bank
0.901% due 01/22/2017		10,768	10,768
3.250% due 03/09/2016		74,100	75,201
3.250% due 09/20/2016		12,400	12,710
4.000% due 09/09/2016		10,000	10,332
4.375% due 08/10/2015		2,000	2,008
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,536
Mexico Government International Bond
4.000% due 11/15/2040 (f)	MXN	46,963	3,219
4.500% due 11/22/2035		148,805	10,968
5.000% due 06/16/2016 (f)		45,908	3,063
Republic of Germany
2.500% due 08/15/2046 (j)	EUR	43,500	59,425
4.250% due 07/04/2039		800	1,382

Slovenia Government International Bond
4.700% due 11/01/2016	6,200	7,320

Total Sovereign Issues (Cost $1,076,454)		998,546

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)	428,000	0

Total Convertible Preferred Securities (Cost $0)		0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	350,000	9,086
Navient Corp. CPI Linked Security
1.926% due 03/15/2017	4,100	100

Total Preferred Securities (Cost $9,893)		9,186

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
CERTIFICATES OF DEPOSIT 1.7%
Intesa Sanpaolo SpA
1.656% due 04/11/2016	$157,200	157,602
Itau Unibanco Holding S.A.
1.605% due 06/21/2016	51,500	51,596

		209,198

COMMERCIAL PAPER 1.1%
Kinder Morgan, Inc.
1.250% due 07/16/2015	22,500	22,488
Tesco Treasury Services PLC
2.000% due 08/18/2015	31,500	31,416
2.750% due 08/17/2015	77,400	77,122
2.750% due 08/18/2015	13,700	13,650

		144,676

REPURCHASE AGREEMENTS (i) 0.0%		3,000

U.S. TREASURY BILLS 0.1%
0.009% due 07/23/2015 - 11/12/2015 (d)(j)(l)(n)	7,546	7,546

Total Short-Term Instruments (Cost $363,922)		364,420

Total Investments in Securities (Cost $14,495,102)		14,409,672

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	6,844,626	67,885

Total Short-Term Instruments (Cost $67,890)		67,885

Total Investments in Affiliates (Cost $67,890)		67,885

Total Investments 115.2% (Cost $14,562,992)		$14,477,557
Financial Derivative Instruments (k)(m) 3.5% (Cost or Premiums, net $(229))		433,733
Other Assets and Liabilities, net (18.7%)		(2,341,360)

Net Assets 100.0%		$12,569,930

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,573	0.24%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$3,000	Fannie Mae 2.200% due 10/17/2022	$(3,062)	$3,000	$3,000

Total Repurchase Agreements						$(3,062)	$3,000	$3,000

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	0.400%	06/18/2015	07/06/2015		$(415)	$(415)
	0.420	06/18/2015	07/08/2015		(4,150)	(4,151)
	0.480	06/18/2015	07/08/2015		(98,563)	(98,579)
BSN	0.280	05/26/2015	07/27/2015		(12,569)	(12,572)
	0.280	06/23/2015	07/21/2015		(33,240)	(33,242)
GRE	0.420	06/12/2015	07/02/2015		(2,481)	(2,481)
	0.460	06/22/2015	07/07/2015		(30,264)	(30,267)
IND	0.240	04/07/2015	07/15/2015		(2,905)	(2,907)
	0.250	05/08/2015	07/08/2015		(1,036)	(1,037)
	0.250	06/18/2015	07/09/2015		(1,452)	(1,453)
	0.250	06/25/2015	07/09/2015		(54,818)	(54,820)
	0.260	04/10/2015	07/10/2015		(60,254)	(60,289)
	0.260	05/11/2015	07/13/2015		(15,685)	(15,691)
	0.280	06/08/2015	08/10/2015		(148,626)	(148,653)
	0.280	06/15/2015	07/15/2015		(33,170)	(33,175)
	0.280	06/18/2015	08/10/2015		(9,337)	(9,338)
	0.300	06/01/2015	07/01/2015		(33,552)	(33,560)
JML	0.170	06/30/2015	07/16/2015	EUR	(50,196)	(55,961)
RDR	0.370	06/10/2015	07/10/2015		$(152,218)	(152,251)
	0.440	06/25/2015	07/07/2015		(51,875)	(51,879)
	0.450	06/19/2015	07/06/2015		(99,250)	(99,265)

Total Reverse Repurchase Agreements						$(901,986)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
TDM	0.300%	06/02/2015	07/31/2015	$(101,680)	$(102,066)
	0.310	06/09/2015	08/07/2015	(87,383)	(87,767)

Total Sale-Buyback Transactions					$(189,833)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $661,093 at a weighted average interest rate of 0.254%.
(3)	Payable for sale-buyback transactions includes $675 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.500%	07/01/2045	$21,600	$(24,426)	$(24,258)
Freddie Mac	5.000	07/01/2045	1,000	(1,108)	(1,101)

Total Short Sales				$(25,534)	$(25,359)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(j)	Securities with an aggregate market value of $1,099,569 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2018	12,088	$150	$151	$(1)
90-Day Eurodollar March Futures	Short	03/2018	8,027	(5,963)	100	0
90-Day Eurodollar September Futures	Long	09/2015	8,702	141	146	(5)
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	497	166	194	(28)
Call Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	853	156	185	(29)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	1,001	8	43	(35)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	355	50	58	(8)
Euro-Bobl September Futures	Long	09/2015	1,607	633	1,709	0
Euro-Bund 10-Year Bond September Futures	Long	09/2015	3,244	(5,163)	7,941	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	58	(637)	229	0
Euro-Schatz September Futures	Long	09/2015	3,279	140	256	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	1,273	107	177	(1)
U.S. Treasury 10-Year Note September Futures	Short	09/2015	2,093	104	65	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	502	(129)	0	(89)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	11,086	1,738	0	(2,613)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	475	55	0	(103)

Total Futures Contracts				$(8,444)	$11,254	$(2,912)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$160,300	$1,831	$(855)	$52	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017		$202,600	$(1,078)	$(242)	$14	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		531,600	(4,054)	(1,605)	136	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		2,330,300	804	(7,139)	691	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		762,500	(630)	2,016	0	(216)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		54,700	2,693	(519)	140	0
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	172,400	(1,486)	461	0	(424)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017		61,500	(1,205)	305	0	(156)
Receive	6-Month GBP-LIBOR	1.837	10/06/2017		12,700	(231)	(231)	0	(32)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		95,700	(25)	141	0	(298)
Pay	28-Day MXN-TIIE	3.925	05/16/2016	MXN	6,312,300	1,229	1,229	148	0
Pay	28-Day MXN-TIIE	5.250	06/11/2018		109,500	133	(20)	16	0
Pay	28-Day MXN-TIIE	5.500	06/11/2018		123,800	207	9	18	0
Pay	28-Day MXN-TIIE	4.945	06/24/2019		700,000	(68)	(67)	174	0
Pay	28-Day MXN-TIIE	4.955	06/24/2019		2,890,000	(208)	(208)	719	0
Pay	28-Day MXN-TIIE	4.960	06/24/2019		1,400,000	(84)	(84)	349	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		2,235,000	(638)	(1,010)	629	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		4,393,500	3,763	1,671	1,537	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		1,493,700	(1,460)	(1,460)	710	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		71,300	(93)	(10)	45	0
Pay	28-Day MXN-TIIE	6.410	11/07/2029		357,500	(791)	(406)	312	0

						$(3,222)	$(7,169)	$5,638	$(1,126)

Total Swap Agreements						$(1,391)	$(8,024)	$5,690	$(1,126)

(l)	Securities with an aggregate market value of $143,724 and cash of $20,533 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015		$21,128	MXN	318,670	$0	$(860)
	06/2016	EUR	352,177		$481,970	86,487	0
	06/2016		$19,345	EUR	14,324	0	(3,261)
BPS	07/2015	BRL	135,431		$49,364	5,805	0
	07/2015	JPY	41,947,730		339,488	0	(3,264)
	07/2015		$43,635	BRL	135,431	0	(75)
	07/2015		16,847	JPY	2,080,400	152	0
	08/2015	BRL	109,723		$34,955	70	0
	10/2015		738,900		272,848	42,862	0
BRC	07/2015	MXN	99,132		6,533	228	0
	06/2016	EUR	53,842		74,035	13,551	0
CBK	07/2015	BRL	287,305		92,601	194	0
	07/2015	CAD	31,795		25,564	107	0
	07/2015	MXN	162,153		10,637	324	0
	07/2015		$89,618	BRL	287,305	2,790	0
	07/2015		353,466	EUR	312,270	0	(5,331)
	07/2015		10,491	MXN	158,718	0	(397)
	08/2015		3,135	GBP	1,990	0	(9)
	08/2015		36,562	INR	2,370,336	426	0
	09/2015	ILS	1,392		$364	0	(5)
	09/2015		$13,643	MXN	215,676	0	(7)
DUB	07/2015	BRL	1,137,230		$353,772	0	(12,003)
	07/2015	GBP	40,006		61,303	0	(1,555)
	07/2015	MXN	543,596		35,749	1,176	0
	07/2015		$366,729	BRL	1,137,230	0	(954)
	07/2015		17,691	MXN	268,261	0	(629)
	08/2015	EUR	22,700		$30,425	5,106	0
	08/2015	ILS	101,080		26,155	0	(632)
	09/2015		207,841		54,070	0	(1,018)
	10/2015	BRL	743,900		270,923	39,380	0
	10/2015		$348,895	BRL	1,157,700	11,445	0
	02/2016	EUR	50,831		$68,403	11,526	0
	04/2016	BRL	73,000		21,909	496	0
	06/2016	EUR	29,744		40,726	7,326	0
	06/2016		$30,135	EUR	22,296	0	(5,099)
	07/2016	BRL	123,900		$35,441	85	0
FBF	07/2015		3,525		1,448	314	0
	07/2015	MXN	89,932		5,852	133	0
	07/2015		$1,136	BRL	3,525	0	(2)
GLM	07/2015	AUD	13,274		$10,262	20	0
	07/2015	BRL	202,517		83,118	17,981	0
	07/2015	MXN	310,587		20,355	601	0
	07/2015		$12,122	AUD	15,890	138	0
	07/2015		65,273	BRL	202,517	0	(137)
	07/2015		18,772	CAD	23,430	0	(13)
	07/2015		2,541	GBP	1,599	0	(28)
	07/2015		36,960	JPY	4,568,900	372	0
	08/2015	CHF	11,322		$12,133	4	0
	08/2015	EUR	115,165		128,948	502	0
	08/2015	JPY	11,291,000		91,658	0	(636)
	08/2015		$3,307	EUR	2,949	0	(18)
	09/2015	MXN	153,765		$9,900	178	0
HUS	07/2015	BRL	300,355		96,808	202	0
	07/2015	MXN	370,850		24,114	528	0
	07/2015		$97,142	BRL	300,355	248	(785)
	07/2015		55,515	MXN	841,670	0	(1,984)
	08/2015	ILS	253,080		$65,343	0	(1,725)
	09/2015	MXN	242,464		15,587	257	0
JPM	07/2015	BRL	1,167,351		394,620	19,157	0
	07/2015	EUR	247,565		277,828	1,898	(68)
	07/2015		$369,243	BRL	1,167,351	8,050	(1,831)
	07/2015		4,343	EUR	3,988	103	0
	07/2015		5,766	GBP	3,673	24	(19)
	07/2015		5,490	INR	353,117	48	0
	10/2015		95,573	BRL	300,100	0	(2,166)
	01/2016	BRL	620,820		$204,465	17,076	0
	04/2016		144,914		43,126	618	0
MSB	07/2015	GBP	126,766		194,290	0	(4,891)
	07/2015	MXN	14,771		973	34	0
	07/2015		$166,711	JPY	20,565,730	1,331	0
	08/2015	JPY	20,565,730		$166,771	0	(1,336)
	08/2015	SAR	25,025		6,664	0	(9)
	08/2015		$6,657	SAR	25,025	16	0
	09/2015	ILS	200,856		$52,187	0	(1,050)
	10/2015		$163,895	BRL	542,000	4,805	0
	01/2016	BRL	935,300		$295,175	17,273	(4,408)
	06/2016	EUR	75,687		104,096	19,107	0
NAB	06/2016		164,579		225,979	41,135	0
	07/2016		135,968		184,454	31,524	0
NGF	07/2015		$41,220	MXN	637,219	0	(692)
SCX	07/2015	EUR	410,779		$460,300	2,343	0
	07/2015	MXN	314,270		20,429	441	0
	08/2015		$460,496	EUR	410,779	0	(2,343)
TDM	07/2015	BRL	253,032		$81,586	202	0
	07/2015		$81,555	BRL	253,032	0	(171)
UAG	07/2015	JPY	17,127,500		$139,083	0	(865)
	07/2015	MXN	559,189		36,512	947	0
	07/2015		$373,296	EUR	342,086	8,121	(43)
	07/2015		253,563	GBP	161,500	194	0
	07/2015		258,475	JPY	31,860,200	1,852	0
	07/2015		69,064	MXN	1,048,305	0	(2,391)
	08/2015	EUR	43,188		$48,428	260	0
	08/2015	GBP	161,500		253,509	0	(191)
	08/2015		$2,485	GBP	1,583	1	0
	08/2015		2,809	INR	181,061	17	0
	09/2015	MXN	1,133,756		$72,963	1,280	0
	10/2015	BRL	517,000		202,984	42,065	0

Total Forward Foreign Currency Contracts						$470,936	$(62,901)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	$56,500	$119	$10
MSB	Call - OTC USD versus SAR		3.759	07/30/2015	18,700	58	2

						$177	$12

Total Purchased Options						$177	$12

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.145	07/30/2015	EUR	139,200	$(883)	$(841)
	Call - OTC USD versus INR	INR	65.100	07/15/2015		$20,200	(124)	(10)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		92,300	(5,247)	(582)
CBK	Call - OTC USD versus ILS	ILS	4.000	07/29/2015		17,900	(106)	(6)
	Put - OTC USD versus JPY	JPY	99.000	09/30/2015		3,000	(32)	0
DUB	Call - OTC USD versus ILS	ILS	4.000	07/27/2015		26,100	(205)	(6)
GLM	Call - OTC USD versus ILS		3.980	08/04/2015		10,800	(89)	(7)
	Call - OTC USD versus INR	INR	64.500	07/14/2015		177,100	(1,204)	(215)
	Call - OTC USD versus INR		65.500	07/16/2015		4,300	(31)	(1)
	Call - OTC USD versus INR		65.500	07/24/2015		12,300	(79)	(9)
HUS	Call - OTC USD versus INR		65.000	07/02/2015		19,500	(106)	0
JPM	Put - OTC USD versus INR		61.500	07/15/2015		16,300	(86)	0
	Call - OTC USD versus INR		65.000	07/15/2015		16,300	(142)	(10)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		16,400	(280)	(21)
UAG	Call - OTC USD versus INR	INR	65.400	07/16/2015		18,400	(109)	(6)
	Put - OTC USD versus JPY	JPY	100.000	07/03/2015		15,100	(106)	0

							$(8,829)	$(1,714)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450%	07/27/2015	$1,053,900	$(2,134)	$(806)

Total Written Options							$(10,963)	$(2,520)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
JPM	Olin Corp.	(1.000)%	06/20/2016	0.209%	$15,000	$(107)	$(14)	$0	$(121)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.630%	EUR	6,600	$131	$(8)	$123	$0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$9,200	(54)	60	6	0
	China Government International Bond	1.000	06/20/2019	0.690		4,500	34	21	55	0
	MetLife, Inc.	1.000	06/20/2017	0.269		8,000	176	(58)	118	0
	Wendel S.A.	5.000	12/20/2019	1.078	EUR	8,600	2,136	(478)	1,658	0
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630		44,500	985	(158)	827	0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.502		$33,400	537	79	616	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.079		10,000	(291)	234	0	(57)
	Brazil Government International Bond	1.000	09/20/2015	0.841		19,800	(158)	170	12	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		63,900	(102)	133	31	0
	Brazil Government International Bond	1.000	09/20/2016	1.055		13,000	(122)	117	0	(5)
	MetLife, Inc.	1.000	03/20/2019	0.490		23,400	171	271	442	0
	Mexico Government International Bond	1.000	03/20/2018	0.874		15,000	(26)	81	55	0
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	23,000	487	(60)	427	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$16,400	(124)	134	10	0
	Brazil Government International Bond	1.000	03/20/2016	0.841		4,700	(21)	28	7	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		33,500	(57)	73	16	0
	Brazil Government International Bond	1.000	03/20/2017	1.476		16,500	(186)	56	0	(130)
	China Government International Bond	1.000	03/20/2019	0.648		2,700	14	21	35	0
	China Government International Bond	1.000	06/20/2019	0.690		21,500	167	96	263	0
	HSBC Bank PLC	1.000	03/20/2019	0.796	EUR	39,200	(391)	732	341	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		$12,500	65	5	70	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		18,900	(18)	27	9	0
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2017	0.288		15,300	361	(142)	219	0
	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.502		19,100	405	(53)	352	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		20,000	(48)	58	10	0
	Brazil Government International Bond	1.000	03/20/2017	1.476		20,600	(219)	56	0	(163)
	China Government International Bond	1.000	03/20/2019	0.648		29,000	14	365	379	0
	Colombia Government International Bond	1.000	03/20/2016	0.682		12,800	77	(44)	33	0
	Export-Import Bank of China	1.000	12/20/2016	0.399		27,100	(2,192)	2,440	248	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		3,200	(75)	80	5	0
	MetLife, Inc.	1.000	06/20/2017	0.269		14,300	319	(109)	210	0
	MetLife, Inc.	1.000	03/20/2019	0.490		34,100	503	142	645	0
	Mexico Government International Bond	1.000	03/20/2016	0.461		42,300	(240)	417	177	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		7,400	36	5	41	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	9,700	199	(19)	180	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$25,000	(205)	220	15	0
	MGM Resorts International	5.000	06/20/2019	2.534		10,000	1,185	(261)	924	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.585		31,600	637	(90)	547	0
	Wendel S.A.	5.000	12/20/2019	1.078	EUR	4,600	1,139	(252)	887	0
GST	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630		10,000	211	(25)	186	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$13,400	(68)	76	8	0
	Colombia Government International Bond	1.000	03/20/2016	0.682		12,800	77	(44)	33	0
	MetLife, Inc.	1.000	06/20/2016	0.141		13,600	233	(115)	118	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		20,400	100	14	114	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.585		9,400	192	(29)	163	0
	Wendel S.A.	5.000	12/20/2019	1.078	EUR	8,000	2,004	(462)	1,542	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841		$41,600	(339)	364	25	0
	Brazil Government International Bond	1.000	03/20/2016	0.841		19,500	(93)	120	27	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		65,100	(94)	126	32	0
	Colombia Government International Bond	1.000	03/20/2016	0.682		12,900	69	(36)	33	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		7,500	39	3	42	0
JPM	Berkshire Hathaway, Inc.	1.000	06/20/2017	0.288		25,000	590	(232)	358	0
	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	11,200	251	(43)	208	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$6,000	(57)	61	4	0
	China Government International Bond	1.000	06/20/2019	0.690		21,600	111	154	265	0
	MetLife, Inc.	1.000	06/20/2017	0.269		41,800	919	(304)	615	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		8,600	48	0	48	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.585		38,000	776	(118)	658	0
	PSEG Power LLC	1.000	12/20/2018	0.656		24,200	134	156	290	0
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	3,000	69	(13)	56	0
	BP Capital Markets America, Inc.	1.000	03/20/2020	0.666		11,000	186	8	194	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$10,600	(61)	68	7	0
	MetLife, Inc.	1.000	03/20/2019	0.490		25,000	420	53	473	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		8,600	(16)	20	4	0
	Wendel S.A.	5.000	12/20/2019	1.078	EUR	100	25	(6)	19	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		$1,900	(18)	19	1	0

							$10,957	$4,204	$15,516	$(355)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$50,163	$(251)	$224	$0	$(27)
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	4,437	0	51	51	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	9,549	0	111	111	0

					$(251)	$386	$162	$(27)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	15,200	$21	$(115)	$0	$(94)
	Pay	28-Day MXN-TIIE	5.250	06/11/2018	MXN	65,600	(40)	118	78	0
	Pay	28-Day MXN-TIIE	5.500	06/11/2018		92,300	(19)	172	153	0
HUS	Pay	28-Day MXN-TIIE	5.500	06/11/2018		30,800	(2)	53	51	0
JPM	Pay	1-Year BRL-CDI	11.470	01/02/2017	BRL	10,100	(2)	(61)	0	(63)

							$(42)	$167	$282	$(157)
Total Swap Agreements							$10,557	$4,743	$15,960	$(660)

(n)	Securities with an aggregate market value of $7,236 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$157,593	$0	$157,593
Corporate Bonds & Notes
Banking & Finance	0	3,418,415	0	3,418,415
Industrials	0	1,592,814	2,423	1,595,237
Utilities	0	763,490	0	763,490
Municipal Bonds & Notes
New Jersey	0	45,480	0	45,480
Texas	0	3,905	0	3,905
U.S. Government Agencies	0	1,605,909	44	1,605,953
U.S. Treasury Obligations	0	2,306,669	0	2,306,669
Mortgage-Backed Securities	0	1,780,648	29,584	1,810,232
Asset-Backed Securities	0	1,317,446	13,100	1,330,546
Sovereign Issues	0	998,546	0	998,546
Preferred Securities
Banking & Finance	9,186	0	0	9,186
Short-Term Instruments
Certificates of Deposit	0	209,198	0	209,198
Commercial Paper	0	144,676	0	144,676
Repurchase Agreements	0	3,000	0	3,000
U.S. Treasury Bills	0	7,546	0	7,546
	$9,186	$14,355,335	$45,151	$14,409,672

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$67,885	$0	$0	$67,885

Total Investments	$77,071	$14,355,335	$45,151	$14,477,557

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(25,359)	$0	$(25,359)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,254	5,690	0	16,944
Over the counter	0	486,908	0	486,908
	$11,254	$492,598	$0	$503,852

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,912)	(1,126)	0	(4,038)
Over the counter	0	(66,081)	0	(66,081)

	$(2,912)	$(67,207)	$0	$(70,119)

Totals	$85,413	$14,755,367	$45,151	$14,885,931

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.2%
CORPORATE BONDS & NOTES 62.0%
BANKING & FINANCE 21.0%
American Express Credit Corp.
1.012% due 05/26/2020	$9,000	$9,015
American International Group, Inc.
5.850% due 01/16/2018	8,575	9,455
Bank of America Corp.
1.046% due 09/15/2026	400	368
2.650% due 04/01/2019	8,500	8,602
5.650% due 05/01/2018	900	989
BB&T Corp.
0.990% due 01/15/2020	1,100	1,098
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	220
Caterpillar Financial Services Corp.
2.250% due 12/01/2019	700	706
Goldman Sachs Group, Inc.
1.374% due 11/15/2018	100	101
1.437% due 04/23/2020	5,000	5,055
1.478% due 04/30/2018	700	708
1.884% due 11/29/2023	200	204
HSBC Finance Corp.
0.713% due 06/01/2016	600	599
HSBC USA, Inc.
0.733% due 03/03/2017	4,000	3,999
0.887% due 11/13/2019	750	748
Jackson National Life Global Funding
1.250% due 02/21/2017	3,300	3,305
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	881
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016	700	699
6.000% due 10/01/2017	3,500	3,817
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	9,300	9,288
Morgan Stanley
1.557% due 04/25/2018	200	203
6.625% due 04/01/2018	3,100	3,478
MUFG Union Bank N.A.
0.679% due 05/05/2017	7,900	7,892
Pacific Life Global Funding
2.140% due 02/06/2016	1,350	1,346
Prudential Covered Trust
2.997% due 09/30/2015	1,120	1,126
Wachovia Corp.
0.645% due 10/15/2016	7,000	6,977
WEA Finance LLC
1.750% due 09/15/2017	200	201

		81,080

INDUSTRIALS 33.2%
AbbVie, Inc.
1.750% due 11/06/2017	6,000	6,021
Amgen, Inc.
0.664% due 05/22/2017	2,900	2,900
2.500% due 11/15/2016	4,700	4,789
Anheuser-Busch InBev Worldwide, Inc.
2.875% due 02/15/2016	1,495	1,516
BMW U.S. Capital LLC
0.624% due 06/02/2017	6,000	5,984
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	4,007
Chevron Corp.
0.804% due 11/15/2021	9,000	8,908
Comcast Corp.
4.950% due 06/15/2016	7,000	7,276
ConocoPhillips Co.
1.176% due 05/15/2022	700	706
Daimler Finance North America LLC
0.632% due 03/10/2017	4,700	4,700
2.950% due 01/11/2017	3,650	3,740
Dominion Gas Holdings LLC
2.500% due 12/15/2019	500	505

eBay, Inc.
0.758% due 08/01/2019	5,000	4,904
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,298
5.400% due 11/01/2020	2,000	2,233
Gilead Sciences, Inc.
3.050% due 12/01/2016	9,246	9,513
Lowe’s Cos., Inc.
0.702% due 09/10/2019	3,000	3,005
Medtronic, Inc.
1.086% due 03/15/2020	4,500	4,550
Merck & Co., Inc.
0.654% due 02/10/2020	1,000	996
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	445
Nissan Motor Acceptance Corp.
1.500% due 03/02/2018	2,500	2,494
1.950% due 09/12/2017	4,000	4,028
2.350% due 03/04/2019	2,400	2,420
President and Fellows of Harvard College
6.000% due 01/15/2019	7,000	7,987
QUALCOMM, Inc.
3.000% due 05/20/2022	1,900	1,892
Roche Holdings, Inc.
0.622% due 09/30/2019	9,000	9,005
SABMiller Holdings, Inc.
2.200% due 08/01/2018	500	506
3.750% due 01/15/2022	6,124	6,326
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	399
Vanderbilt University
5.250% due 04/01/2019	4,600	5,143
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	8,500	8,513

		127,709

UTILITIES 7.8%
AT&T, Inc.
0.702% due 03/30/2017	1,500	1,495
0.900% due 02/12/2016	5,239	5,240
2.950% due 05/15/2016	100	102
Consumers Energy Co.
6.700% due 09/15/2019	100	117
DTE Energy Co.
2.400% due 12/01/2019	400	400
Duke Energy Corp.
1.625% due 08/15/2017	2,400	2,410
2.150% due 11/15/2016	1,200	1,219
Duke Energy Progress, Inc.
0.476% due 11/20/2017	4,500	4,490
OGE Energy Corp.
0.832% due 11/24/2017	4,000	4,000
Verizon Communications, Inc.
0.681% due 06/09/2017	1,000	998
1.816% due 09/15/2016	4,700	4,759
2.036% due 09/14/2018	200	207
2.500% due 09/15/2016	2,743	2,788
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,756

		29,981

Total Corporate Bonds & Notes (Cost $238,674)		238,770

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 1.3%
California State Public Works Board Revenue Notes, Series 2011
4.029% due 12/01/2016	4,900	5,113

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	1,100	1,094

Total Municipal Bonds & Notes (Cost $6,188)		6,207

U.S. GOVERNMENT AGENCIES 21.0%
Fannie Mae
0.637% due 10/25/2030	50	51
0.937% due 06/25/2040	2,894	2,943
1.346% due 07/01/2042	115	118
1.396% due 09/01/2041	381	390
1.546% due 08/01/2030	55	56
1.959% due 01/01/2035	107	114

2.151% due 07/01/2035	83	89
2.250% due 01/01/2024	34	35
2.420% due 12/01/2034	262	273
2.491% due 11/01/2034	612	656
2.684% due 06/01/2035	1,022	1,092
4.000% due 01/25/2033 - 08/01/2045	29,044	30,665
4.407% due 09/01/2028	62	66
4.500% due 08/01/2018 - 09/01/2045	27,350	29,403
5.000% due 01/01/2030	321	355
5.792% due 12/25/2042	93	104
6.000% due 11/01/2016 - 11/01/2022	111	114
6.063% due 01/25/2040 (a)	4,001	712
8.000% due 11/25/2023	49	55
9.250% due 10/25/2018	1	1
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	568	581
Freddie Mac
0.000% due 05/15/2037 (b)(c)	1,844	1,695
0.586% due 06/15/2018	12	12
0.736% due 07/15/2041	1,887	1,905
0.906% due 05/15/2037	620	634
1.346% due 02/25/2045	374	381
2.000% due 11/15/2026	3,508	3,563
2.348% due 07/01/2035	146	156
2.476% due 03/01/2035	60	63
6.000% due 02/01/2016 - 09/01/2016	5	4
6.265% due 04/15/2037 (a)	3,405	496
6.500% due 07/25/2043	701	815
8.500% due 06/01/2025	3	4
9.383% due 08/15/2044	1,576	1,806
Ginnie Mae
1.625% due 04/20/2022 - 07/20/2030	763	795
Small Business Administration
4.310% due 04/01/2029	574	625

Total U.S. Government Agencies (Cost $80,270)		80,827

U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)(h)	39,012	39,603
0.125% due 04/15/2019 (f)(h)(j)	15,651	15,841
0.625% due 07/15/2021 (f)	10,498	10,832
1.375% due 02/15/2044	1,015	1,076

Total U.S. Treasury Obligations (Cost $67,309)		67,352

MORTGAGE-BACKED SECURITIES 16.7%
American Home Mortgage Investment Trust
2.069% due 10/25/2034	414	415
2.423% due 02/25/2045	213	213
BAMLL Commercial Mortgage Securities Trust
1.406% due 01/15/2028	2,000	2,003
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	406	421
5.732% due 04/10/2049	799	845
Banc of America Funding Trust
2.699% due 05/25/2035	1,116	1,139
BCAP LLC Trust
0.355% due 09/26/2035	173	172
2.789% due 05/26/2036	1,978	2,003
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035	555	560
2.354% due 02/25/2033	4	4
2.515% due 03/25/2035	93	93
2.595% due 02/25/2033	21	20
2.724% due 01/25/2034	124	126
5.390% due 02/25/2036	83	78
Bear Stearns ALT-A Trust
2.584% due 05/25/2035	614	598
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	85	89
Citigroup Commercial Mortgage Trust
6.349% due 12/10/2049	183	198
Citigroup Mortgage Loan Trust, Inc.
0.535% due 05/25/2037	200	199
2.230% due 09/25/2035	157	157
2.410% due 09/25/2035	176	177
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	5,136	5,382
5.481% due 01/15/2046	1,089	1,105
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036	677	586
2.429% due 11/25/2034	174	166
2.494% due 02/20/2035	284	281
2.598% due 11/19/2033	59	58

Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,193	1,245
5.383% due 02/15/2040	163	170
5.860% due 03/15/2039	4,209	4,304
6.000% due 06/15/2038	434	449
6.168% due 02/15/2041	1,100	1,191
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	43	40
4.844% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.569% due 09/26/2047	594	586
DBRR Trust
0.853% due 02/25/2045	26	26
Extended Stay America Trust
2.958% due 12/05/2031	200	201
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	2,041	2,159
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	635	668
6.013% due 07/10/2038	498	509
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,032
GSR Mortgage Loan Trust
2.340% due 06/25/2034	801	777
2.682% due 09/25/2035	1,140	1,146
Hilton USA Trust
1.185% due 11/05/2030	985	986
HomeBanc Mortgage Trust
0.427% due 07/25/2035	3,014	2,789
Impac CMB Trust
0.537% due 02/25/2036	1,751	1,727
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	1,034	1,071
5.420% due 01/15/2049	93	98
5.794% due 02/12/2051	538	577
JPMorgan Commercial Mortgage-Backed Securities Trust
5.708% due 03/18/2051	717	748
JPMorgan Mortgage Trust
2.487% due 04/25/2035	1,714	1,711
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	473	492
5.424% due 02/15/2040	669	703
5.641% due 03/15/2039	771	787
MASTR Adjustable Rate Mortgages Trust
2.702% due 11/21/2034	1,721	1,768
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.046% due 08/15/2032	2,797	2,666
Merrill Lynch Mortgage Investors Trust
2.460% due 02/25/2035	382	385
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	423
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	1,972
Morgan Stanley Capital Trust
5.601% due 03/12/2044	621	624
Prime Mortgage Trust
0.587% due 02/25/2034	59	56
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037	467	353
0.438% due 07/19/2035	173	166
0.848% due 09/19/2032	117	114
1.212% due 05/19/2035	2,058	2,004
8.103% due 06/25/2029	110	115
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.321% due 07/25/2032	3	2
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	27	26
Wachovia Bank Commercial Mortgage Trust
5.765% due 07/15/2045	3,824	3,931
WaMu Mortgage Pass-Through Certificates Trust
0.457% due 07/25/2045	142	134
0.457% due 12/25/2045	177	171
0.477% due 10/25/2045	116	109
0.888% due 01/25/2047	157	143
1.228% due 01/25/2046	754	731
1.358% due 11/25/2042	27	26
1.558% due 06/25/2042	58	56
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035	627	635
2.648% due 06/25/2035	3,397	3,486

Total Mortgage-Backed Securities (Cost $64,931)		64,378

ASSET-BACKED SECURITIES 8.2%
Access Group, Inc.
0.507% due 07/25/2022	1,135	1,129

Accredited Mortgage Loan Trust
0.885% due 04/25/2035	4,548	4,508
Ally Auto Receivables Trust
0.680% due 07/17/2017	2,007	2,006
Amortizing Residential Collateral Trust
0.767% due 07/25/2032	43	40
Asset-Backed Securities Corp. Home Equity Loan Trust
0.737% due 09/25/2034	29	29
1.431% due 08/15/2033	676	645
1.836% due 03/15/2032	252	242
Bear Stearns Asset-Backed Securities Trust
1.187% due 10/25/2037	525	496
Countrywide Asset-Backed Certificates
0.367% due 09/25/2036	389	384
0.667% due 12/25/2031	95	72
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036	20	12
Educational Services of America, Inc.
1.337% due 09/25/2040	980	990
First Franklin Mortgage Loan Trust
0.667% due 05/25/2035	100	93
0.847% due 04/25/2035	1,565	1,568
Fremont Home Loan Trust
0.247% due 01/25/2037	10	5
GSAMP Trust
0.257% due 12/25/2036	71	40
HSI Asset Loan Obligation Trust
0.245% due 12/25/2036	113	48
Navient Private Education Loan Trust
1.386% due 12/15/2028	900	911
Navient Student Loan Trust
0.487% due 09/26/2022	3,043	3,044
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035	477	485
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.267% due 03/25/2035	500	458
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^	109	40
SLC Student Loan Trust
0.386% due 09/15/2026	1,000	992
SLM Private Credit Student Loan Trust
0.466% due 03/15/2024	4,143	4,111
0.476% due 12/15/2023	5,025	4,974
SLM Private Education Loan Trust
0.936% due 10/16/2023	363	364
1.286% due 12/15/2021	99	99
1.286% due 08/15/2023	2,127	2,134
SLM Student Loan Trust
0.367% due 10/25/2024	979	973
Structured Asset Investment Loan Trust
1.162% due 10/25/2033	348	338
Vanderbilt Mortgage Finance
0.834% due 05/07/2026	316	313

Total Asset-Backed Securities (Cost $31,329)		31,543

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (e) 0.2%		771

Total Short-Term Instruments (Cost $771)		771

Total Investments in Securities (Cost $489,472)		489,848

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	31,369	311

Total Short-Term Instruments (Cost $311)		311

Total Investments in Affiliates (Cost $311)		311

Total Investments 127.3% (Cost $489,783)		$490,159
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $676)		541
Other Assets and Liabilities, net (27.4%)		(105,564)

Net Assets 100.0%		$385,136

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$771	Fannie Mae 2.260% due 10/17/2022	$(790)	$771	$771

Total Repurchase Agreements						$(790)	$771	$771

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.480%	06/23/2015	07/06/2015	$(3,370)	$(3,371)
	0.480	06/26/2015	07/10/2015	(6,225)	(6,225)
BSN	0.270	04/10/2015	07/10/2015	(4,968)	(4,971)
	0.270	04/13/2015	07/13/2015	(4,865)	(4,867)
	0.270	04/14/2015	07/14/2015	(1,966)	(1,968)
	0.280	05/18/2015	07/20/2015	(6,440)	(6,442)
GRE	0.350	06/03/2015	07/06/2015	(622)	(622)
	0.490	06/24/2015	07/08/2015	(5,834)	(5,835)
	0.490	06/25/2015	07/02/2015	(4,666)	(4,666)
	0.580	06/29/2015	07/06/2015	(815)	(815)

Total Reverse Repurchase Agreements					$(39,782)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $29,401 at a weighted average interest rate of 0.276%.

(f)	Securities with an aggregate market value of $51,606 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	205	$110	$0	$0
90-Day Eurodollar June Futures	Short	06/2018	341	(116)	4	0
90-Day Eurodollar March Futures	Short	03/2018	197	(163)	3	0
90-Day Eurodollar September Futures	Long	09/2015	169	1	2	0
U.S. Treasury 5-Year Note September Futures	Short	09/2015	317	47	13	0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	109	68	4	0

Total Futures Contracts				$(53)	$26	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019	$7,000	$(53)	$(21)	$1	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	50,400	17	(201)	15	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020	19,100	(16)	50	0	(5)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	1,100	53	(12)	3	0

					$1	$(184)	$19	$(5)

Total Swap Agreements					$1	$(184)	$19	$(5)

(h)	Securities with an aggregate market value of $1,482 and cash of $1,231 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450%	07/27/2015	$32,300	$(65)	$(25)

Total Written Options							$(65)	$(25)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.630%	$3,400	$53	$2	$55	$0
BRC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	5,700	103	(10)	93	0
	JPMorgan Chase & Co.	1.000	06/20/2019	0.569	600	12	(2)	10	0
	MetLife, Inc.	1.000	03/20/2019	0.490	900	7	10	17	0
	MetLife, Inc.	1.000	06/20/2019	0.526	7,600	150	(8)	142	0
DUB	MetLife, Inc.	1.000	03/20/2019	0.490	500	8	2	10	0
GST	Citigroup, Inc.	1.000	06/20/2019	0.670	9,400	130	(8)	122	0
MYC	John Deere Captial Corp.	1.000	09/20/2016	0.078	6,873	131	(51)	80	0

						$594	$(65)	$529	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	$19,300	$58	$(59)	$0	$(1)
FBF	CMBX.NA.AAA.1 Index	0.100	10/12/2052	1,417	(7)	6	0	(1)
GST	MCDX-24 5-Year Index	1.000	06/20/2020	16,800	54	(55)	0	(1)
MYC	MCDX-24 5-Year Index	1.000	06/20/2020	13,900	42	(42)	0	(0)

					$147	$(150)	$0	$(3)

Total Swap Agreements					$741	$(215)	$529	$(3)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $55 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$81,080	$0	$81,080
Industrials	0	127,709	0	127,709
Utilities	0	29,981	0	29,981
Municipal Bonds & Notes
California	0	5,113	0	5,113
New Jersey	0	1,094	0	1,094
U.S. Government Agencies	0	80,827	0	80,827
U.S. Treasury Obligations	0	67,352	0	67,352
Mortgage-Backed Securities	0	64,378	0	64,378
Asset-Backed Securities	0	31,543	0	31,543
Short-Term Instruments
Repurchase Agreements	0	771	0	771
	$0	$489,848	$0	$489,848

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$311	$0	$0	$311

Total Investments	$311	$489,848	$0	$490,159

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	19	0	45
Over the counter	0	529	0	529
	$26	$548	$0	$574

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5)	0	(5)
Over the counter	0	(28)	0	(28)

	$0	$(33)	$0	$(33)

Totals	$337	$490,363	$0	$490,700

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.7%
BANK LOAN OBLIGATIONS 0.9%
Chrysler Group LLC
3.500% due 05/24/2017		$477	$477
H.J. Heinz Co.
3.250% due 06/05/2020		1,507	1,509

Total Bank Loan Obligations (Cost $1,981)			1,986

CORPORATE BONDS & NOTES 43.0%
BANKING & FINANCE 29.1%
ABN AMRO Bank NV
1.800% due 06/04/2018		500	500
Ally Financial, Inc.
2.750% due 01/30/2017		900	898
3.125% due 01/15/2016		300	301
3.250% due 02/13/2018		500	497
American Tower Corp.
2.800% due 06/01/2020		800	789
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	200
Banco Santander Chile
3.750% due 09/22/2015		400	402
Bank of America Corp.
0.604% due 08/15/2016		100	100
1.046% due 09/15/2026		100	92
1.500% due 10/09/2015		200	200
3.700% due 09/01/2015		500	502
3.750% due 07/12/2016		600	615
6.500% due 08/01/2016		3,185	3,360
Bank of America N.A.
0.745% due 11/14/2016		500	500
Bankia S.A.
4.375% due 02/14/2017	EUR	100	117
BB&T Corp.
0.990% due 01/15/2020		$600	599
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	205
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300	303
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	110
BPCE S.A.
1.371% due 03/06/2017	GBP	300	473
1.625% due 02/10/2017		$500	505
Capital One Financial Corp.
1.000% due 11/06/2015		1,400	1,398
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		100	101
CIT Group, Inc.
4.250% due 08/15/2017		800	814
5.000% due 05/15/2017		1,100	1,137
Citigroup, Inc.
0.967% due 04/27/2018		600	599
1.237% due 07/25/2016		2,600	2,608
Credit Agricole S.A.
1.252% due 06/10/2020		1,300	1,301
Credit Suisse
0.969% due 01/29/2018		1,000	999
Eksportfinans ASA
5.500% due 05/25/2016		1,500	1,545
5.500% due 06/26/2017		600	637
First Horizon National Corp.
5.375% due 12/15/2015		100	102
Ford Motor Credit Co. LLC
1.186% due 06/15/2018		1,000	1,001
1.209% due 11/04/2019		1,000	998
2.145% due 01/09/2018		500	502
3.000% due 06/12/2017		400	409
3.984% due 06/15/2016		300	307
General Motors Financial Co., Inc.
1.631% due 04/10/2018		600	605
1.835% due 01/15/2020		700	701
2.750% due 05/15/2016		400	405
3.000% due 09/25/2017		600	613

Goldman Sachs Group, Inc.
1.437% due 04/23/2020		2,500	2,527
1.478% due 04/30/2018		100	101
1.884% due 11/29/2023		700	713
6.000% due 06/15/2020		500	571
7.500% due 02/15/2019		200	235
Hana Bank
4.000% due 11/03/2016		500	518
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		100	102
HBOS PLC
0.982% due 09/30/2016		300	300
HSBC USA, Inc.
0.887% due 11/13/2019		4,200	4,188
Industrial Bank of Korea
3.750% due 09/29/2016		800	825
International Lease Finance Corp.
5.750% due 05/15/2016		100	103
7.125% due 09/01/2018		900	1,006
8.625% due 09/15/2015		1,300	1,318
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,411
JPMorgan Chase & Co.
0.793% due 03/01/2018		500	499
1.068% due 05/30/2017	GBP	1,200	1,862
6.000% due 01/15/2018		$600	661
Kookmin Bank
1.152% due 01/27/2017		1,800	1,810
LeasePlan Corp. NV
2.500% due 05/16/2018		200	200
3.000% due 10/23/2017		200	204
Lloyds Bank PLC
0.825% due 05/14/2018		900	902
Metropolitan Life Global Funding
1.300% due 04/10/2017		500	501
MUFG Americas Holdings Corp.
0.849% due 02/09/2018		500	501
MUFG Union Bank N.A.
0.679% due 05/05/2017		900	899
Navient Corp.
5.500% due 01/15/2019		200	204
Nordea Bank AB
0.643% due 04/04/2017		700	701
Novo Banco S.A.
4.000% due 01/21/2019	EUR	200	223
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	2,900	436
Pricoa Global Funding
1.350% due 08/18/2017		$2,200	2,194
Prudential Covered Trust
2.997% due 09/30/2015		350	352
Qatari Diar Finance Co.
3.500% due 07/21/2015		600	600
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		1,700	2,006
Santander Bank N.A.
1.206% due 01/12/2018		800	800
Shinhan Bank
0.924% due 04/08/2017		2,700	2,699
Springleaf Finance Corp.
5.750% due 09/15/2016		200	207
Sumitomo Mitsui Banking Corp.
0.856% due 01/16/2018		1,300	1,301
UBS AG
0.843% due 06/01/2017		1,000	998
WEA Finance LLC
1.750% due 09/15/2017		200	201
Wells Fargo & Co.
3.676% due 06/15/2016		600	616

			63,545

INDUSTRIALS 6.7%
BMW U.S. Capital LLC
0.624% due 06/02/2017		2,600	2,593
Canadian Natural Resources Ltd.
0.657% due 03/30/2016		200	200
1.750% due 01/15/2018		100	99
CNPC General Capital Ltd.
1.450% due 04/16/2016		400	401
ConocoPhillips Co.
1.176% due 05/15/2022		300	303
Dominion Gas Holdings LLC
2.500% due 12/15/2019		300	303
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	200

Freeport-McMoRan, Inc.
2.300% due 11/14/2017		100	100
General Mills, Inc.
0.579% due 01/29/2016		1,100	1,100
Georgia-Pacific LLC
2.539% due 11/15/2019		800	799
5.400% due 11/01/2020		200	223
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	119
HJ Heinz Co.
2.000% due 07/02/2018 (b)		$500	500
Humana, Inc.
7.200% due 06/15/2018		300	345
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	240
Kinder Morgan, Inc.
3.050% due 12/01/2019		300	300
7.000% due 06/15/2017		200	218
7.250% due 06/01/2018		200	226
Korea National Oil Corp.
4.000% due 10/27/2016		1,200	1,243
Kroger Co.
0.804% due 10/17/2016		800	801
NBCUniversal Enterprise, Inc.
0.812% due 04/15/2016		100	100
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200	221
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	561
Rock-Tenn Co.
4.450% due 03/01/2019		100	106
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700	713
Southwestern Energy Co.
3.300% due 01/23/2018		100	103
4.050% due 01/23/2020		300	308
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	800	1,359
6.421% due 06/20/2016		$200	209
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	107
6.750% due 07/01/2018		200	223
Whirlpool Corp.
1.650% due 11/01/2017		200	201
Woodside Finance Ltd.
3.650% due 03/05/2025		100	96

			14,620

UTILITIES 7.2%
AT&T, Inc.
2.950% due 05/15/2016		100	102
5.500% due 02/01/2018		2,648	2,894
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100	102
Dayton Power & Light Co.
1.875% due 09/15/2016		200	201
DTE Energy Co.
2.400% due 12/01/2019		200	200
Exelon Corp.
1.550% due 06/09/2017		100	100
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		300	308
Orange S.A.
2.750% due 09/14/2016		2,700	2,749
Petrobras Global Finance BV
1.896% due 05/20/2016		600	593
2.643% due 03/17/2017		850	834
3.250% due 03/17/2017		100	99
5.750% due 01/20/2020		700	695
Plains All American Pipeline LP
8.750% due 05/01/2019		100	122
Sinopec Group Overseas Development Ltd.
1.191% due 04/10/2019		1,000	999
Sprint Communications, Inc.
9.125% due 03/01/2017		1,300	1,411
Verizon Communications, Inc.
0.681% due 06/09/2017		3,700	3,693
2.036% due 09/14/2018		300	311

2.500% due 09/15/2016	411	418

		15,831

Total Corporate Bonds & Notes (Cost $93,716)		93,996

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.6%
University of California Revenue Bonds, Series 2011
0.684% due 07/01/2041	1,200	1,200

NEW JERSEY 0.7%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	1,500	1,492

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.374% due 04/01/2040	74	75

Total Municipal Bonds & Notes (Cost $2,776)		2,767

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
0.287% due 01/25/2021	16	16
0.387% due 10/27/2037	1,683	1,663
0.537% due 09/25/2042	95	95
0.637% due 06/25/2021	2	2
1.000% due 01/25/2043	79	77
1.087% due 06/25/2021 - 09/25/2021	47	47
1.346% due 07/01/2042	21	22
1.396% due 09/01/2041	69	71
1.546% due 09/01/2040	6	6
1.848% due 11/01/2034	10	11
1.955% due 11/01/2035	14	15
2.080% due 05/01/2035	18	19
2.145% due 11/01/2035	44	47
2.151% due 07/01/2035	15	16
2.261% due 08/01/2035	129	137
2.389% due 03/01/2035	3	4
2.931% due 08/01/2029	46	49
3.500% due 02/25/2043 (a)	2,553	455
4.000% due 08/01/2045	18,000	19,005
4.500% due 09/01/2045	3,000	3,231
5.000% due 04/01/2028 - 07/25/2040	940	1,011
5.500% due 01/01/2025 - 08/01/2045	1,462	1,619
5.750% due 10/25/2035	37	40
5.792% due 12/25/2042	8	9
5.863% due 02/01/2031	17	18
6.000% due 03/01/2017 - 05/01/2037	75	83
7.500% due 07/25/2022	22	25
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	452	451
2.980% due 12/06/2020	239	245
Freddie Mac
0.227% due 12/25/2036	112	112
0.586% due 06/15/2018	4	4
0.636% due 11/15/2030	3	3
0.896% due 10/15/2037	141	143
1.346% due 02/25/2045	53	54
2.000% due 11/15/2026	1,441	1,464
2.348% due 07/01/2035	31	33
2.384% due 06/01/2035	90	95
2.401% due 08/01/2035	96	103
5.000% due 12/01/2025 - 10/01/2033	534	588
6.000% due 03/01/2016 - 08/01/2016	2	2
6.500% due 07/25/2043	86	100
7.000% due 04/15/2023	9	10
9.383% due 08/15/2044	742	850
Ginnie Mae
0.632% due 04/20/2065	293	294
0.735% due 12/16/2025	3	3
0.782% due 04/20/2065	300	300
1.625% due 06/20/2027	16	16
1.750% due 02/20/2032	17	18
1.930% due 02/20/2041	142	143
2.000% due 05/20/2030	22	23
13.126% due 12/20/2032	4	5

Total U.S. Government Agencies (Cost $32,695)		32,852

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)(i)	17,404	17,668

0.125% due 04/15/2019 (g)		14,862	15,042
0.625% due 07/15/2021 (k)		4,199	4,332
1.375% due 02/15/2044 (k)		711	753

Total U.S. Treasury Obligations (Cost $37,764)			37,795

MORTGAGE-BACKED SECURITIES 11.0%
ACAEC Trust
0.287% due 06/15/2024	EUR	2	2
American Home Mortgage Investment Trust
2.069% due 10/25/2034		$75	75
2.423% due 02/25/2045		27	27
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046		174	180
5.732% due 04/10/2049		320	338
Banc of America Funding Trust
0.467% due 07/25/2037		177	154
2.699% due 05/25/2035		496	506
Banc of America Mortgage Trust
2.686% due 08/25/2034		320	317
3.134% due 03/25/2033		338	336
BCAP LLC Trust
0.355% due 09/26/2035		58	57
2.644% due 09/28/2036		657	655
Bear Stearns Adjustable Rate Mortgage Trust
2.595% due 02/25/2033		2	2
2.724% due 01/25/2034		19	19
Bear Stearns ALT-A Trust
2.584% due 05/25/2035		110	107
2.635% due 09/25/2035		28	24
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		85	89
Citigroup Commercial Mortgage Trust
6.349% due 12/10/2049		92	99
Citigroup Mortgage Loan Trust, Inc.
0.257% due 01/25/2037		97	71
2.510% due 10/25/2035		22	22
2.660% due 05/25/2035		36	36
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		1,975	2,070
5.481% due 01/15/2046		467	474
Commercial Mortgage Trust
1.088% due 06/11/2027		2,000	2,000
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		107	93
2.429% due 11/25/2034		67	64
2.494% due 02/20/2035		104	103
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		629	657
5.383% due 02/15/2040		244	255
5.448% due 01/15/2049		1	1
5.860% due 03/15/2039		1,658	1,695
6.000% due 06/15/2038		163	168
6.168% due 02/15/2041		600	650
Credit Suisse Mortgage Capital Certificates
2.569% due 09/26/2047		594	586
2.580% due 09/27/2036		678	681
DBRR Trust
0.853% due 02/25/2045		9	10
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		44	44
Eurosail PLC
1.271% due 09/13/2045	GBP	160	246
1.521% due 06/13/2045		1,300	2,008
Extended Stay America Trust
2.958% due 12/05/2031		$200	201
First Horizon Alternative Mortgage Securities Trust
2.228% due 01/25/2035		452	448
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		923	977
GMAC Mortgage Corp. Loan Trust
2.739% due 11/19/2035		43	39
Granite Master Issuer PLC
0.327% due 12/20/2054		273	272
0.387% due 12/20/2054		39	39
0.830% due 12/20/2054	GBP	52	82
Granite Mortgages PLC
0.952% due 09/20/2044		15	23
Great Hall Mortgages PLC
0.416% due 06/18/2039		$267	252
GSR Mortgage Loan Trust
2.340% due 06/25/2034		28	27
2.682% due 09/25/2035		171	172
4.947% due 11/25/2035		200	193
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	233	360

Hilton USA Trust
1.185% due 11/05/2030		$690	690
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		414	428
5.397% due 05/15/2045		76	79
JPMorgan Commercial Mortgage-Backed Securities Trust
5.708% due 03/18/2051		269	281
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		62	55
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		210	219
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		14	13
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	317
Morgan Stanley Capital Trust
5.601% due 03/12/2044		266	268
Prime Mortgage Trust
0.587% due 02/25/2034		7	6
Silverstone Master Issuer PLC
0.936% due 01/21/2070	GBP	800	1,258
Structured Adjustable Rate Mortgage Loan Trust
1.574% due 01/25/2035		$84	68
2.496% due 08/25/2034		141	140
2.637% due 02/25/2034		94	94
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037		170	128
0.438% due 07/19/2035		48	47
0.467% due 02/25/2036		37	30
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		1	1
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		150	148
Vulcan European Loan Conduit Ltd.
0.271% due 05/15/2017	EUR	46	51
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$170	176
WaMu Mortgage Pass-Through Certificates Trust
0.457% due 12/25/2045		32	31
0.477% due 10/25/2045		200	187
0.888% due 01/25/2047		39	36
0.927% due 11/25/2034		98	93
1.558% due 06/25/2042		28	27
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041		3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.652% due 06/25/2035		218	220
2.681% due 10/25/2035		872	877

Total Mortgage-Backed Securities (Cost $24,168)			23,980

ASSET-BACKED SECURITIES 12.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.297% due 03/25/2035		3,000	2,423
Ares European CLO BV
0.338% due 08/15/2024	EUR	219	243
Avoca CLO PLC
0.372% due 01/16/2023		80	89
Bear Stearns Asset-Backed Securities Trust
1.187% due 10/25/2037		$219	207
Bridgeport CLO Ltd.
0.516% due 06/18/2021		971	964
Cadogan Square CLO BV
0.391% due 01/17/2023	EUR	168	185
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$600	600
Cavalry CLO Ltd.
1.645% due 01/16/2024		1,000	999
CIFC Funding Ltd.
1.575% due 01/19/2023		957	959
1.634% due 12/05/2024		500	500
Countrywide Asset-Backed Certificates
0.667% due 12/25/2031		16	12
Countrywide Asset-Backed Certificates Trust
0.927% due 12/25/2034		2,372	2,277
Doral CLO Ltd.
1.531% due 05/26/2023		900	900
Educational Services of America, Inc.
1.337% due 09/25/2040		280	283
Elm CLO Ltd.
1.674% due 01/17/2023		997	999
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		1,000	999

Four Corners CLO Ltd.
0.551% due 01/26/2020		285	284
Franklin CLO Ltd.
0.546% due 06/15/2018		124	124
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036		4	2
Goldentree Loan Opportunities Ltd.
0.970% due 10/18/2021		325	325
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		700	698
Inwood Park CDO Ltd.
0.500% due 01/20/2021		337	337
JPMorgan Mortgage Acquisition Corp.
0.417% due 05/25/2035		1,142	1,114
Jubilee CDO BV
0.365% due 08/21/2021	EUR	55	61
LCM LP
1.540% due 10/19/2022		$600	600
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		600	599
Massachusetts Educational Financing Authority
1.227% due 04/25/2038		58	58
MASTR Asset-Backed Securities Trust
0.937% due 12/25/2034 ^		2,928	2,816
Mercator CLO PLC
0.226% due 02/18/2024	EUR	72	79
Morgan Stanley ABS Capital, Inc. Trust
0.237% due 07/25/2036		$20	12
MT Wilson CLO Ltd.
0.506% due 07/11/2020		87	87
Navient Private Education Loan Trust
1.386% due 12/15/2028		200	202
Octagon Investment Partners Ltd.
0.517% due 04/23/2020		180	180
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.467% due 12/25/2035		114	102
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		191	194
Prospero CLO BV
0.242% due 10/20/2022	EUR	629	700
RAAC Trust
0.667% due 03/25/2037		$167	161
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^		54	20
SLC Student Loan Trust
0.386% due 09/15/2026		600	595
SLM Private Credit Student Loan Trust
0.466% due 03/15/2024		178	176
0.476% due 12/15/2023		80	79
SLM Private Education Loan Trust
0.936% due 10/16/2023		181	182
1.286% due 12/15/2021		33	33
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	322	354
0.367% due 10/25/2024		$587	584
1.777% due 04/25/2023		75	77
South Carolina Student Loan Corp.
1.033% due 03/02/2020		264	265
Stone Tower CLO Ltd.
0.504% due 04/17/2021		331	328
Structured Asset Investment Loan Trust
0.892% due 03/25/2034		168	156
1.162% due 10/25/2033		134	130
Sunrise SRL
0.488% due 08/27/2031	EUR	355	394
Symphony CLO Ltd.
1.544% due 07/23/2023		$1,100	1,101
Voya CLO Ltd.
1.575% due 10/15/2022		500	500
1.615% due 10/15/2022		500	500
Wood Street CLO BV
0.305% due 11/22/2021	EUR	52	57

Total Asset-Backed Securities (Cost $26,954)			26,905

SOVEREIGN ISSUES 10.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		200	122
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	482
Autonomous Community of Valencia
3.250% due 07/06/2015		300	335
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	38,100	11,448
0.000% due 04/01/2016 (c)		4,300	1,251

Export-Import Bank of Korea
1.027% due 01/14/2017		$500	502
1.133% due 09/17/2016		900	904
1.250% due 11/20/2015		1,100	1,101
5.375% due 10/04/2016		500	526
Korea Development Bank
0.901% due 01/22/2017		500	500
3.250% due 03/09/2016		1,200	1,218
Korea Housing Finance Corp.
3.500% due 12/15/2016		300	309
Korea Land & Housing Corp.
1.875% due 08/02/2017		200	201
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	528	36
5.000% due 06/16/2016 (d)		1,055	71
Province of Ontario
1.100% due 10/25/2017		$3,400	3,406
Republic of Germany
2.500% due 08/15/2046	EUR	700	956

Total Sovereign Issues (Cost $23,714)			23,368

SHORT-TERM INSTRUMENTS 2.2%
CERTIFICATES OF DEPOSIT 0.9%
Intesa Sanpaolo SpA
1.656% due 04/11/2016		$2,000	2,005

COMMERCIAL PAPER 1.1%
Kinder Morgan, Inc.
1.250% due 07/16/2015		400	400
Tesco Treasury Services PLC
2.750% due 08/17/2015		2,100	2,092

			2,492

REPURCHASE AGREEMENTS (f) 0.2%			472

Total Short-Term Instruments (Cost $4,964)			4,969

Total Investments in Securities (Cost $248,732)			248,618

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III		120,200	1,192

Total Short-Term Instruments (Cost $1,192)			1,192

Total Investments in Affiliates (Cost $1,192)			1,192

Total Investments 114.3% (Cost $249,924)			$249,810
Financial Derivative Instruments (h)(j) 1.1% (Cost or Premiums, net $(124))			2,360
Other Assets and Liabilities, net (15.4%)			(33,580)

Net Assets 100.0%			$218,590

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$472	Fannie Mae 2.260% due 10/17/2022	$(486)	$472	$472

Total Repurchase Agreements						$(486)	$472	$472

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.480%	06/23/2015	07/06/2015	$(715)	$(715)
BSN	0.280	05/18/2015	07/20/2015	(102)	(102)
	0.280	06/05/2015	07/07/2015	(933)	(933)
GRE	0.490	06/24/2015	07/08/2015	(1,452)	(1,453)

Total Reverse Repurchase Agreements					$(3,203)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
GSC	0.330%	05/28/2015	07/09/2015	$(3,630)	$(3,634)
TDM	0.330	06/10/2015	08/10/2015	(3,871)	(3,889)
	0.430	06/17/2015	07/07/2015	(208)	(208)

Total Sale-Buyback Transactions					$(7,731)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $5,969 at a weighted average interest rate of 0.268%.

(g)	Securities with an aggregate market value of $10,941 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2018	184	$(57)	$2	$0
90-Day Eurodollar March Futures	Short	03/2018	105	(87)	1	0
90-Day Eurodollar September Futures	Long	09/2015	109	1	2	1
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	9	3	3	(1)
Call Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	15	3	3	(1)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	17	0	1	(1)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	6	1	1	0
Euro-Bobl September Futures	Long	09/2015	33	12	33	0
Euro-Bund 10-Year Bond September Futures	Long	09/2015	50	(134)	125	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	1	(14)	4	0
Euro-Schatz September Futures	Long	09/2015	71	(2)	6	0
U.S. Treasury 5-Year Note September Futures	Short	09/2015	95	14	5	0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	33	(1)	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	230	35	0	(54)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	6	1	0	(1)

Total Futures Contracts				$(225)	$187	$(57)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-21 3-Year Index	1.000%	12/20/2016	$1,900	$22	$(10)	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$6,400	$(49)	$(19)	$2	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		25,600	9	(102)	7	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		9,500	(8)	25	0	(3)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		1,100	9	(8)	1	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		400	19	(4)	1	0
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	2,800	(24)	7	0	(7)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017		600	(12)	3	0	(2)
Receive	6-Month GBP-LIBOR	1.837	10/06/2017		100	(2)	(2)	0	0
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		1,100	0	2	0	(3)
Pay	28-Day MXN-TIIE	3.925	05/16/2016	MXN	178,200	35	35	4	0
Pay	28-Day MXN-TIIE	4.955	06/24/2019		120,000	(9)	(9)	30	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		75,100	64	29	26	0
Pay	28-Day MXN-TIIE	5.575	03/16/2022		27,200	(26)	(27)	13	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,000	(8)	(1)	4	0

						$(2)	$(71)	$88	$(15)

Total Swap Agreements						$20	$(81)	$89	$(15)

(i)	Securities with an aggregate market value of $689 and cash of $2,039 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	GBP	5,099		$7,835	$0	$(176)
	07/2015		$144	MXN	2,168	0	(6)
	06/2016	EUR	4,446		$6,088	1,095	0
	06/2016		$253	EUR	187	0	(43)
BPS	07/2015	JPY	690,212		$5,586	0	(54)
	07/2015		$313	JPY	38,600	3	0
	07/2015		1,321	MXN	20,208	0	(36)
BRC	07/2015	MXN	1,660		$109	4	0
	06/2016	EUR	877		1,206	221	0
CBK	07/2015	AUD	222		169	0	(2)
	07/2015	BRL	4,884		1,574	3	0
	07/2015	MXN	2,729		179	6	0
	07/2015		$1,523	BRL	4,884	47	0
	07/2015		4,879	EUR	4,306	0	(78)
	07/2015		104	MXN	1,573	0	(4)
	08/2015		550	INR	35,670	6	0
	09/2015	MXN	12,496		$791	0	0
	04/2016	BRL	1,066		320	8	0
DUB	07/2015		19,672		6,182	51	(196)
	07/2015	MXN	5,346		352	12	0
	07/2015		$6,340	BRL	19,672	0	(13)
	07/2015		298	MXN	4,519	0	(11)
	08/2015	ILS	11,749		$3,040	0	(74)
	10/2015	DKK	2,971		459	14	0
	10/2015		$5,726	BRL	19,000	188	0
	02/2016	EUR	900		$1,211	204	0
	06/2016		439		601	108	0
	06/2016		$412	EUR	305	0	(70)
FBF	07/2015	MXN	4,003		$261	6	0
	10/2015	BRL	25,000		7,306	0	(476)
	04/2016		3,100		862	0	(47)
GLM	07/2015	MXN	8,448		554	17	0
	07/2015		$294	CAD	367	0	0
	07/2015		583	JPY	72,100	6	0
	08/2015	EUR	1,944		$2,177	9	0
	08/2015	JPY	192,200		1,560	0	(11)
	09/2015	MXN	2,609		168	3	0
HUS	07/2015	EUR	3,484		3,883	0	(1)
	07/2015	MXN	1,034		68	2	0
	07/2015		$478	MXN	7,242	0	(17)
	08/2015		3,885	EUR	3,484	1	0
	09/2015	MXN	4,091		$263	4	0
JPM	07/2015	BRL	13,312		4,291	9	0
	07/2015	CAD	526		421	0	0
	07/2015	EUR	3,189		3,577	23	(1)
	07/2015		$4,155	BRL	13,312	126	0
	07/2015		149	EUR	137	4	0
	01/2016	BRL	32,100		$9,480	0	(209)
MSB	07/2015		$2,770	JPY	341,712	22	0
	08/2015	JPY	341,712		$2,771	0	(22)
	08/2015	SAR	402		107	0	0
	08/2015		$107	SAR	402	0	0
	10/2015		1,814	BRL	6,000	53	0
	01/2016	BRL	6,000		$1,764	0	(47)
	06/2016	EUR	1,119		1,539	283	0
NAB	06/2016		2,555		3,509	639	0
	07/2016		1,998		2,711	463	0
NGF	07/2015		$637	MXN	9,699	0	(20)
SCX	07/2015	BRL	1,561		$503	1	0
	07/2015	MXN	14,685		942	8	0
	07/2015		$514	BRL	1,561	0	(12)
	09/2015		937	MXN	14,685	0	(8)
UAG	07/2015	EUR	120		$135	1	0
	07/2015	JPY	291,900		2,370	0	(15)
	07/2015	MXN	13,015		849	21	0
	07/2015		$2,564	EUR	2,350	56	0
	07/2015		8,006	GBP	5,099	6	0
	07/2015		4,297	JPY	529,700	31	0
	07/2015		365	MXN	5,512	0	(14)
	08/2015	EUR	681		$764	4	0
	08/2015	GBP	5,099		8,004	0	(6)
	09/2015	MXN	1,920		123	2	0

Total Forward Foreign Currency Contracts						$3,770	$(1,669)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		$900	$2	$0
MSB	Call - OTC USD versus SAR		3.759	07/30/2015		300	1	0

							$3	$0

Total Purchased Options							$3	$0

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC USD versus INR	INR	65.100	07/15/2015		$300	$(2)	$0
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		1,100	(63)	(7)
CBK	Call - OTC USD versus ILS	ILS	4.000	07/29/2015		400	(2)	0
	Put - OTC USD versus JPY	JPY	99.000	09/30/2015		100	(1)	0
DUB	Call - OTC USD versus ILS	ILS	4.000	07/27/2015		400	(3)	0
FBF	Call - OTC EUR versus USD		$1.145	07/30/2015	EUR	1,199	(7)	(7)
GLM	Call - OTC EUR versus USD		1.140	07/23/2015		1,201	(8)	(7)
	Call - OTC USD versus INR	INR	64.500	07/14/2015		$3,400	(23)	(4)
	Call - OTC USD versus INR		65.500	07/24/2015		200	(1)	0
HUS	Call - OTC USD versus INR		65.000	07/02/2015		400	(2)	0
JPM	Put - OTC USD versus INR		61.500	07/15/2015		300	(2)	0
	Call - OTC USD versus INR		65.000	07/15/2015		300	(3)	0
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		200	(3)	(1)
UAG	Call - OTC USD versus INR	INR	65.400	07/16/2015		300	(2)	0

							$(122)	$(26)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.450%	07/27/2015	$18,000	$(36)	$(14)

Total Written Options							$(158)	$(40)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.630%	EUR	500	$11	$(2)	$9	$0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$200	(1)	1	0	0
	China Government International Bond	1.000	06/20/2019	0.690		200	2	0	2	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		100	1	(1)	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		100	0	0	0	0
BPS	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	600	13	(2)	11	0
BRC	Brazil Government International Bond	1.000	06/20/2016	0.976		$500	(1)	1	0	0
	MetLife, Inc.	1.000	03/20/2019	0.490		400	3	5	8	0
	MetLife, Inc.	1.000	09/20/2019	0.558		500	9	0	9	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		100	1	(1)	0	0
CBK	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	200	4	0	4	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$200	(1)	1	0	0
	Brazil Government International Bond	1.000	03/20/2017	1.476		200	(2)	0	0	(2)
	HSBC Bank PLC	1.000	03/20/2019	0.796	EUR	500	(5)	9	4	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		$100	1	0	1	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		200	0	0	0	0
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.502		200	4	0	4	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		200	0	0	0	0
	Brazil Government International Bond	1.000	03/20/2017	1.476		300	(3)	1	0	(2)
	China Government International Bond	1.000	03/20/2019	0.648		300	0	4	4	0
	Export-Import Bank of China	1.000	12/20/2016	0.399		300	(24)	27	3	0
	MetLife, Inc.	1.000	03/20/2019	0.490		200	3	1	4	0
	Mexico Government International Bond	1.000	03/20/2016	0.461		500	(3)	5	2	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		100	0	1	1	0
FBF	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	100	2	0	2	0
GST	MetLife, Inc.	1.000	06/20/2016	0.141		$1,000	17	(8)	9	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		300	1	1	2	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841		600	(6)	6	0	0
	Brazil Government International Bond	1.000	03/20/2016	0.841		200	(1)	1	0	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		700	(1)	1	0	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		200	2	(2)	0	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		100	1	0	1	0
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841		100	(1)	1	0	0
	China Government International Bond	1.000	06/20/2019	0.690		400	2	3	5	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		100	1	0	1	0
	PSEG Power LLC	1.000	12/20/2018	0.656		200	1	1	2	0
MYC	BP Capital Markets America, Inc.	1.000	12/20/2019	0.630	EUR	300	7	(1)	6	0
	BP Capital Markets America, Inc.	1.000	03/20/2020	0.666		200	3	1	4	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$100	(1)	1	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		200	0	0	0	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		500	(5)	5	0	0

							$34	$60	$98	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$614	$(3)	$3	$0	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	97	0	1	1	0

					$(3)	$4	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	13.000%	01/02/2018	BRL	200	$0	$0	$0	$0

Total Swap Agreements							$31	$64	$99	$(4)

(k)	Securities with an aggregate market value of $490 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,986	$0	$1,986
Corporate Bonds & Notes
Banking & Finance	0	63,545	0	63,545
Industrials	0	14,620	0	14,620
Utilities	0	15,831	0	15,831
Municipal Bonds & Notes
California	0	1,200	0	1,200
New Jersey	0	1,492	0	1,492
Texas	0	75	0	75
U.S. Government Agencies	0	32,852	0	32,852
U.S. Treasury Obligations	0	37,795	0	37,795
Mortgage-Backed Securities	0	23,980	0	23,980
Asset-Backed Securities	0	26,905	0	26,905
Sovereign Issues	0	23,368	0	23,368
Short-Term Instruments
Certificates of Deposit	0	2,005	0	2,005
Commercial Paper	0	2,492	0	2,492
Repurchase Agreements	0	472	0	472
	$0	$248,618	$0	$248,618

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,192	$0	$0	$1,192

Total Investments	$1,192	$248,618	$0	$249,810

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	187	89	0	276
Over the counter	0	3,869	0	3,869
	$187	$3,958	$0	$4,145

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(15)	0	(72)
Over the counter	0	(1,713)	0	(1,713)

	$(57)	$(1,728)	$0	$(1,785)

Totals	$1,322	$250,848	$0	$252,170

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.6%
BANK LOAN OBLIGATIONS 1.2%
Chrysler Group LLC
3.500% due 05/24/2017		$3,439	$3,440
Community Health Systems, Inc.
3.534% due 12/31/2018		3,771	3,773
HCA, Inc.
2.937% due 03/31/2017		4,950	4,953
Hunstman International LLC
3.187% - 3.231% due 04/19/2017		3,471	3,473
Valeant Pharmaceuticals International, Inc.
2.190% due 04/20/2016		3,608	3,601

Total Bank Loan Obligations (Cost $19,249)			19,240

CORPORATE BONDS & NOTES 32.9%
BANKING & FINANCE 21.9%
Ally Financial, Inc.
6.250% due 12/01/2017		4,099	4,386
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,007
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	2,200	2,734
Bank of America Corp.
0.604% due 08/15/2016		$900	896
3.625% due 03/17/2016		1,570	1,599
3.750% due 07/12/2016		5,200	5,332
6.875% due 04/25/2018		3,500	3,955
8.680% due 05/02/2017		95	103
8.950% due 05/18/2017		95	101
Bank of America N.A.
0.566% due 06/15/2016		28,200	28,119
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.692% due 03/10/2017		12,300	12,296
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,500	1,711
Barclays Bank PLC
7.750% due 04/10/2023		$3,300	3,581
10.179% due 06/12/2021		515	684
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	2,200	2,449
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$9,600	10,874
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	2,726
CIT Group, Inc.
5.250% due 03/15/2018		$24,900	25,803
Citigroup, Inc.
0.551% due 06/09/2016		21,100	21,009
1.350% due 03/10/2017		700	700
4.450% due 01/10/2017		200	209
Eksportfinans ASA
2.000% due 09/15/2015		2,026	2,029
2.375% due 05/25/2016		16,100	16,140
5.500% due 05/25/2016		3,850	3,966
5.500% due 06/26/2017		1,000	1,062
Ford Motor Credit Co. LLC
4.207% due 04/15/2016		1,575	1,611
8.000% due 12/15/2016		1,100	1,199
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,100	4,150
HSBC Holdings PLC
5.100% due 04/05/2021		300	334
Industrial Bank of Korea
3.750% due 09/29/2016		500	515
International Lease Finance Corp.
3.875% due 04/15/2018		100	101
5.750% due 05/15/2016		10,930	11,217
6.750% due 09/01/2016		3,950	4,162
7.125% due 09/01/2018		100	112
JPMorgan Chase & Co.
0.902% due 02/26/2016		2,645	2,649
1.100% due 10/15/2015		1,440	1,441
3.150% due 07/05/2016		3,900	3,979
3.450% due 03/01/2016		600	610

Korea Exchange Bank
4.875% due 01/14/2016		700	714
LBG Capital PLC
15.000% due 12/21/2019	GBP	750	1,676
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$300	431
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,200	3,574
Metropolitan Life Global Funding
1.300% due 04/10/2017		$12,200	12,229
Morgan Stanley
3.450% due 11/02/2015		18,300	18,467
3.800% due 04/29/2016		2,400	2,453
5.375% due 10/15/2015		12,700	12,870
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,900	1,733
Navient Corp.
8.780% due 09/15/2016	MXN	131,600	8,507
Novo Banco S.A.
2.625% due 05/08/2017	EUR	3,400	3,700
4.000% due 01/21/2019		5,500	6,124
4.750% due 01/15/2018		3,900	4,421
5.000% due 05/23/2019		100	114
5.875% due 11/09/2015		1,300	1,453
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$800	836
7.250% due 12/15/2021		700	726
Rabobank Group
11.000% due 06/30/2019 (e)		12,600	16,018
RCI Banque S.A.
4.600% due 04/12/2016		954	977
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		9,100	10,738
SL Green Realty Corp.
7.750% due 03/15/2020		700	834
Springleaf Finance Corp.
6.900% due 12/15/2017		3,900	4,144
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,302
UBS AG
5.125% due 05/15/2024		5,800	5,748
7.250% due 02/22/2022		600	633
Wachovia Corp.
0.645% due 10/15/2016		5,200	5,183
Wells Fargo & Co.
0.736% due 04/22/2019		14,000	13,960
7.980% due 03/15/2018 (e)		2,359	2,554

			356,670

INDUSTRIALS 5.0%
AbbVie, Inc.
1.200% due 11/06/2015		11,719	11,731
Amgen, Inc.
2.500% due 11/15/2016		2,700	2,751
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		4,785	4,786
Cisco Systems, Inc.
0.333% due 09/03/2015		20,400	20,399
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		17	19
Daimler Finance North America LLC
0.632% due 03/10/2017		10,100	10,100
1.450% due 08/01/2016		3,800	3,815
Dynegy, Inc.
6.750% due 11/01/2019		4,400	4,600
7.375% due 11/01/2022		1,300	1,368
7.625% due 11/01/2024		900	958
Ecopetrol S.A.
5.375% due 06/26/2026		100	99
General Mills, Inc.
0.579% due 01/29/2016		10,300	10,301
Gerdau Trade, Inc.
5.750% due 01/30/2021		450	463
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	716
Marks & Spencer PLC
6.250% due 12/01/2017		$1,600	1,756
Reynolds American, Inc.
1.050% due 10/30/2015		2,000	1,993
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		3,776	3,841
Time Warner, Inc.
3.150% due 07/15/2015		1,600	1,602
UAL Pass-Through Trust
10.400% due 05/01/2018		29	32

			81,330

UTILITIES 6.0%
AT&T, Inc.
0.702% due 03/30/2017	7,700	7,677
BP Capital Markets PLC
3.125% due 10/01/2015	6,500	6,544
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,075
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	17,000	17,264
Majapahit Holding BV
7.250% due 06/28/2017	8,200	8,938
Petrobras Global Finance BV
1.896% due 05/20/2016	800	790
2.000% due 05/20/2016	300	297
2.643% due 03/17/2017	300	295
3.163% due 03/17/2020	100	95
3.250% due 03/17/2017	400	395
3.500% due 02/06/2017	600	595
3.875% due 01/27/2016	400	402
5.750% due 01/20/2020	400	397
5.875% due 03/01/2018	16,800	17,178
7.875% due 03/15/2019	400	426
Shell International Finance BV
0.484% due 11/15/2016	2,700	2,706
Verizon Communications, Inc.
1.816% due 09/15/2016	1,800	1,823
2.036% due 09/14/2018	10,000	10,353
2.500% due 09/15/2016	109	111
3.650% due 09/14/2018	15,600	16,399

		97,760

Total Corporate Bonds & Notes (Cost $534,524)		535,760

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.5%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,800	4,094
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	3,400	4,145

		8,239

ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
1.374% due 01/01/2019	250	262

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	668

Total Municipal Bonds & Notes (Cost $9,809)		9,169

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
0.247% due 07/25/2037	724	681
0.667% due 11/25/2040	1,030	1,039
0.737% due 06/25/2041	6,379	6,459
0.867% due 02/25/2041	297	300
0.875% due 12/20/2017	400	400
1.250% due 01/30/2017 (i)	1,800	1,819
1.346% due 10/01/2044	46	48
1.654% due 04/01/2027	3	3
1.780% due 03/01/2034	20	22
1.869% due 05/01/2037	24	25
2.099% due 10/01/2037	31	33
2.232% due 09/01/2036	17	18
2.247% due 02/01/2035	35	37
2.310% due 08/01/2022	200	199
2.372% due 06/01/2035	2,571	2,739
4.000% due 03/01/2029 - 08/01/2045	8,176	8,709
4.500% due 08/01/2018 - 08/13/2045	23,411	25,256
4.975% due 01/01/2027	8	8
5.000% due 05/11/2017 - 08/13/2045	74,195	81,874
5.298% due 11/01/2035	7	8
5.375% due 06/12/2017	500	545
5.500% due 02/01/2022 - 07/01/2041	62,233	69,898
5.501% due 05/01/2037	12	13
5.792% due 12/25/2042	178	199

5.809% due 06/01/2036	24	25
5.900% due 02/01/2037	15	16
6.000% due 09/25/2016 - 10/01/2040	2,110	2,386
6.500% due 03/01/2017 - 06/25/2044	21,153	23,997
7.000% due 06/01/2016 - 09/01/2031	16	18
7.500% due 08/01/2017 - 07/25/2041	31	35
8.000% due 02/01/2016 - 08/01/2031	10	12
Freddie Mac
0.416% due 02/15/2019	25	25
0.686% due 10/15/2040	1,788	1,798
0.786% due 12/15/2037	537	543
1.000% due 03/08/2017 (i)	7,100	7,145
1.000% due 06/29/2017 - 09/29/2017	5,200	5,220
2.577% due 05/01/2037	48	51
3.140% due 05/01/2035	49	53
4.500% due 11/01/2029 - 05/01/2036	7,366	7,965
5.000% due 10/01/2033 - 07/01/2041	353	392
5.500% due 06/01/2017 - 07/01/2038	913	1,020
6.000% due 02/01/2016 - 11/01/2037	314	355
6.500% due 12/01/2021 - 07/25/2043	70	79
7.000% due 04/01/2032 - 01/01/2033	34	39
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	94	109
Ginnie Mae
0.785% due 02/16/2030	202	203
0.835% due 02/16/2030	137	138
1.625% due 11/20/2025 - 07/20/2034	49	52
1.750% due 03/20/2028	139	144
2.125% due 11/20/2034	5	5
2.500% due 11/20/2017	3	3
3.000% due 03/20/2020	2	2
3.500% due 12/20/2017	3	3
5.500% due 01/15/2017 - 11/20/2032	10,832	12,136
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	24	28
7.000% due 07/15/2031 - 12/15/2032	24	29
8.000% due 04/15/2017 - 11/15/2022	76	78
9.500% due 08/15/2021 - 12/15/2021	4	4
Small Business Administration
4.340% due 03/01/2024	18	19
4.727% due 02/10/2019	16,809	17,874
4.750% due 07/01/2025	4,822	5,176
5.130% due 09/01/2023	3	4
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	939	939
5.290% due 08/01/2017	2,120	2,122

Total U.S. Government Agencies (Cost $281,906)		290,598

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	800	701
2.750% due 08/15/2042 (g)	12,600	11,683
2.750% due 11/15/2042	8,500	7,872
2.875% due 05/15/2043 (k)	1,000	949
3.000% due 05/15/2042 (g)	12,100	11,802
3.000% due 11/15/2044 (g)	16,000	15,579
3.125% due 02/15/2042	6,100	6,107
3.125% due 02/15/2043	3,200	3,190
3.125% due 08/15/2044	7,200	7,179
3.375% due 05/15/2044	5,300	5,541
3.625% due 02/15/2044	8,000	8,757
3.750% due 11/15/2043	1,000	1,120
4.250% due 05/15/2039	5,600	6,733
4.375% due 11/15/2039 (g)	9,700	11,881
4.375% due 05/15/2040	3,200	3,925
4.500% due 08/15/2039	1,900	2,369
4.625% due 02/15/2040	3,400	4,319
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	19,129	18,951
0.125% due 07/15/2022 (i)	11,317	11,226
0.625% due 07/15/2021	54,689	56,428
0.750% due 02/15/2042	1,466	1,339
0.750% due 02/15/2045	3,516	3,188
1.250% due 07/15/2020 (i)	2,604	2,784
1.375% due 02/15/2044	1,929	2,044
1.750% due 01/15/2028	37,831	42,752
2.000% due 01/15/2026	95,836	109,822
2.500% due 01/15/2029	22,700	27,915
U.S. Treasury Notes
2.000% due 08/31/2021 (i)	800	802
2.000% due 02/15/2025 (g)	28,900	28,040
2.125% due 05/15/2025 (g)	24,500	24,018
2.250% due 11/15/2024 (g)(i)(k)	48,800	48,422
2.375% due 08/15/2024 (k)	2,000	2,008
2.500% due 05/15/2024 (i)(k)	2,400	2,438
2.750% due 02/15/2024 (i)	2,100	2,178

Total U.S. Treasury Obligations (Cost $507,346)		494,062

MORTGAGE-BACKED SECURITIES 8.2%
Adjustable Rate Mortgage Trust
2.753% due 10/25/2035 ^		117	107
American Home Mortgage Investment Trust
2.423% due 02/25/2045		720	720
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	1,848	2,068
Banc of America Funding Trust
0.427% due 05/20/2035		$5,112	4,768
2.671% due 02/20/2036		530	527
2.699% due 05/25/2035		7,500	7,656
Banc of America Mortgage Trust
2.666% due 02/25/2034		129	129
5.500% due 07/25/2035		249	251
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033		11	11
2.511% due 04/25/2033		31	32
2.515% due 03/25/2035		125	126
2.565% due 01/25/2035		98	95
2.595% due 02/25/2033		39	36
2.680% due 03/25/2035		524	530
2.726% due 10/25/2036 ^		1,979	1,653
2.834% due 02/25/2034		81	80
2.973% due 07/25/2034		68	66
Bear Stearns ALT-A Trust
0.727% due 08/25/2035		4,802	4,603
2.073% due 10/25/2033		40	38
2.584% due 05/25/2035		2,107	2,049
2.635% due 09/25/2035		770	662
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		85	89
Chase Mortgage Finance Trust
2.616% due 02/25/2037		433	430
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		642	667
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		3,991	4,009
2.623% due 03/25/2034		71	71
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048		119	123
Countrywide Alternative Loan Trust
0.357% due 05/25/2047		946	819
0.367% due 02/20/2047		4,897	3,671
1.158% due 12/25/2035		118	98
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035		155	130
2.429% due 11/25/2034		938	893
2.491% due 03/25/2034		840	826
2.494% due 02/20/2035		1,448	1,433
5.000% due 08/25/2019		27	28
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		142	147
5.383% due 02/15/2040		321	336
6.168% due 02/15/2041		12,100	13,103
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		22	20
Credit Suisse Mortgage Capital Certificates
5.470% due 04/26/2047		1,339	1,341
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		432	449
Granite Master Issuer PLC
0.137% due 12/20/2054	EUR	586	651
0.157% due 12/20/2054		1,445	1,607
0.387% due 12/20/2054		$443	441
0.750% due 12/20/2054	GBP	5,976	9,352
0.830% due 12/20/2054		3,164	4,958
Granite Mortgages PLC
0.382% due 01/20/2044	EUR	62	69
0.949% due 01/20/2044	GBP	57	89
0.952% due 09/20/2044		285	446
GSR Mortgage Loan Trust
2.682% due 09/25/2035		$1,920	1,929
2.703% due 09/25/2035		264	267
HarborView Mortgage Loan Trust
0.378% due 01/19/2038		6,515	5,543
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		28	26
IndyMac Mortgage Loan Trust
0.437% due 02/25/2037		10,900	6,887
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		607	629
5.420% due 01/15/2049		294	308
5.885% due 02/12/2049		60	64

JPMorgan Mortgage Trust
1.990% due 02/25/2034		55	55
Lehman XS Trust
0.337% due 07/25/2047 ^		2,799	2,714
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		174	179
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.046% due 08/15/2032		185	176
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		138	130
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	423
5.810% due 06/12/2050		147	157
Morgan Stanley Capital Trust
5.610% due 04/15/2049		89	90
5.692% due 04/15/2049		4,400	4,657
Morgan Stanley Mortgage Loan Trust
2.128% due 06/25/2036		237	227
Morgan Stanley Re-REMIC Trust
5.989% due 08/15/2045		12,855	13,624
MortgageIT Trust
0.467% due 10/25/2035		1,581	1,452
Prime Mortgage Trust
0.587% due 02/25/2019		1	1
0.587% due 02/25/2034		121	114
Residential Funding Mortgage Securities, Inc. Trust
2.995% due 09/25/2035 ^		428	343
3.372% due 09/25/2035		1,308	1,175
Structured Adjustable Rate Mortgage Loan Trust
2.499% due 07/25/2034		280	281
Structured Asset Mortgage Investments Trust
0.377% due 09/25/2047		4,264	3,220
0.438% due 07/19/2035		1,453	1,411
1.028% due 10/19/2033		47	42
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032		13	12
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		300	314
5.749% due 07/15/2045		1,359	1,407
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 10/25/2045		516	484
1.358% due 11/25/2042		123	116
2.020% due 12/25/2036		3,074	2,716
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		2,363	2,392
2.617% due 11/25/2034		3,216	3,219
2.621% due 03/25/2036		1,723	1,719
2.642% due 03/25/2035		307	308
2.648% due 06/25/2035		160	164
2.683% due 07/25/2036 ^		2,824	2,785

Total Mortgage-Backed Securities (Cost $122,653)			134,263

ASSET-BACKED SECURITIES 5.3%
ACE Securities Corp Home Equity Loan Trust
0.922% due 08/25/2035		4,976	4,925
Babson CLO Ltd.
0.529% due 11/10/2019		416	416
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		383	382
Bosphorus CLO
1.269% due 11/10/2023	EUR	3,700	4,125
Centex Home Equity Loan Trust
4.670% due 09/25/2034		$106	110
Chapel BV
0.364% due 07/17/2066	EUR	5,960	6,338
Citigroup Mortgage Loan Trust, Inc.
0.497% due 12/25/2035		$8,051	7,531
Conseco Finance Home Equity Loan Trust
7.550% due 04/15/2032		2	2
Countrywide Asset-Backed Certificates
0.587% due 06/25/2036		8,500	6,160
Fremont Home Loan Trust
0.977% due 12/25/2029		66	58
GSAMP Trust
0.577% due 01/25/2036		6,000	5,004
Hillmark Funding Ltd.
0.531% due 05/21/2021		4,210	4,155
JPMorgan Mortgage Acquisition Trust
0.447% due 05/25/2037		11,500	9,193
Morgan Stanley ABS Capital, Inc. Trust
1.117% due 11/25/2034		5,000	4,731
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		2,432	2,473

Panther CDO BV
0.364% due 10/15/2084	EUR	2,607	2,780
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.987% due 12/25/2034		$1,352	1,145
Penta CLO S.A.
0.268% due 06/04/2024	EUR	2,276	2,510
SLM Private Education Loan Trust
0.936% due 10/16/2023		$1,597	1,600
1.286% due 08/15/2023		2,819	2,828
SLM Student Loan Trust
0.357% due 04/26/2021		4	4
SpringCastle America Funding LLC
2.700% due 05/25/2023		9,468	9,530
Structured Asset Investment Loan Trust
1.087% due 05/25/2035		2,500	2,091
Structured Asset Securities Corp. Mortgage Loan Trust
0.397% due 02/25/2037		4,429	3,942
Wells Fargo Home Equity Asset-Backed Securities Trust
0.437% due 07/25/2036		4,700	4,417

Total Asset-Backed Securities (Cost $85,265)			86,450

SOVEREIGN ISSUES 14.3%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	224
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,100	1,278
6.500% due 06/10/2019		$300	325
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (c)	BRL	2,000	622
0.000% due 01/01/2016 (c)		217,400	65,325
0.000% due 04/01/2016 (c)		2,100	611
0.000% due 01/01/2017 (c)		11,000	2,906
Export-Import Bank of Korea
4.125% due 09/09/2015		$100	101
Hydro-Quebec
0.500% due 09/29/2049 (e)		1,300	976
Korea Development Bank
3.250% due 03/09/2016		8,000	8,119
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,073
Mexico Government International Bond
7.750% due 05/29/2031	MXN	13,500	960
10.000% due 12/05/2024		15,600	1,273
Province of Ontario
1.100% due 10/25/2017		$800	802
1.650% due 09/27/2019		12,000	11,955
2.000% due 01/30/2019		25,000	25,394
3.000% due 07/16/2018		25,000	26,226
3.150% due 06/02/2022	CAD	3,100	2,678
4.000% due 06/02/2021		2,000	1,811
4.400% due 06/02/2019		50,800	45,698
5.500% due 06/02/2018		300	271
Province of Quebec
3.500% due 07/29/2020		$600	643
3.500% due 12/01/2022	CAD	600	529
4.250% due 12/01/2021		10,600	9,756
4.500% due 12/01/2020		900	831
5.125% due 11/14/2016		$25	27
Republic of Germany
2.500% due 07/04/2044	EUR	800	1,089
2.500% due 08/15/2046		700	956
4.250% due 07/04/2039		9,000	15,545
4.750% due 07/04/2040		600	1,117

Total Sovereign Issues (Cost $242,769)			233,121

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (e)		2,300	2,703

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $2,772)			2,703

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	4,000	4,971

Total Preferred Securities (Cost $4,120)		4,971

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.5%
CERTIFICATES OF DEPOSIT 0.5%
Credit Suisse
0.689% due 12/07/2015	$8,800	8,803

COMMERCIAL PAPER 0.6%
Ford Motor Credit Co.
0.830% due 07/27/2015	9,700	9,694

REPURCHASE AGREEMENTS (f) 0.2%		3,000

U.S. TREASURY BILLS 0.2%
0.017% due 07/23/2015 - 11/12/2015 (b)(g)(k)	2,836	2,836

Total Short-Term Instruments (Cost $24,330)		24,333

Total Investments in Securities (Cost $1,834,743)		1,834,670

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,419	133

Total Short-Term Instruments (Cost $133)		133

Total Investments in Affiliates (Cost $133)		133

Total Investments 112.6% (Cost $1,834,876)		$1,834,803
Financial Derivative Instruments (h)(j) 0.9% (Cost or Premiums, net $(2,062))		14,538
Other Assets and Liabilities, net (13.5%)		(220,479)

Net Assets 100.0%		$1,628,862

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$3,000	Fannie Mae 2.260% due 10/17/2022	$(3,062)	$3,000	$3,000

Total Repurchase Agreements						$(3,062)	$3,000	$3,000

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.150%	06/23/2015	07/06/2015	$(706)	$(706)
	0.350	06/25/2015	07/02/2015	(23,632)	(23,633)
	0.420	06/16/2015	07/08/2015	(7,345)	(7,346)
	0.480	06/23/2015	07/06/2015	(6,666)	(6,667)
	0.550	06/29/2015	07/06/2015	(17,141)	(17,142)
DEU	0.220	07/01/2015	07/22/2015	(5,110)	(5,110)
GRE	0.220	06/16/2015	07/08/2015	(2,730)	(2,730)
	0.400	06/19/2015	07/02/2015	(5,479)	(5,480)
	0.420	06/12/2015	07/02/2015	(15,919)	(15,922)

Total Reverse Repurchase Agreements					$(84,736)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.000%	06/29/2015	07/06/2015	$(5,090)	$(5,091)
BPG	0.500	06/30/2015	07/07/2015	(3,829)	(3,831)
GSC	(0.030)	06/24/2015	07/15/2015	(12,436)	(12,446)
	0.060	06/25/2015	07/09/2015	(1,076)	(1,077)
	0.150	06/18/2015	07/07/2015	(1,755)	(1,756)
MSC	0.000	06/19/2015	07/06/2015	(5,396)	(5,397)
TDM	0.430	06/17/2015	07/07/2015	(2,666)	(2,668)

Total Sale-Buyback Transactions					$(32,266)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $104,047 at a weighted average interest rate of 0.071%.
(3)	Payable for sale-buyback transactions includes $17 of deferred price drop.

(g)	Securities with an aggregate market value of $116,998 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$125.000	07/24/2015	116	$(50)	$(49)
Put - CBOT U.S. Treasury 10-Year Note August Futures	125.500	07/24/2015	68	(40)	(40)
Call - CBOT U.S. Treasury 10-Year Note August Futures	126.500	07/24/2015	97	(61)	(67)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/24/2015	194	(82)	(97)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/24/2015	97	(38)	(39)

				$(271)	$(292)

Total Written Options				$(271)	$(292)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,470	$(602)	$37	$0
90-Day Eurodollar June Futures	Short	06/2016	105	(23)	1	0
90-Day Eurodollar June Futures	Short	06/2017	938	(300)	12	0
90-Day Eurodollar March Futures	Short	03/2017	150	(14)	2	0
90-Day Eurodollar March Futures	Short	03/2018	177	(17)	2	0
90-Day Eurodollar September Futures	Long	09/2015	326	(2)	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	558	(226)	14	0
Australia Government 10-Year Bond September Futures	Long	09/2015	25	12	35	(10)
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	64	21	25	(4)
Call Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	109	20	23	(4)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	174	(1)	7	(8)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	133	5	7	(3)
Canada Government 10-Year Bond September Futures	Short	09/2015	187	(143)	0	(359)
Euro-Bobl September Futures	Long	09/2015	83	23	78	0
Euro-Bund 10-Year Bond September Futures	Long	09/2015	566	(778)	1,365	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	8	(109)	32	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	930	(7)	0	(36)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,303	(169)	0	(41)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	246	(153)	15	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	335	51	0	(79)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	370	71	0	(80)

Total Futures Contracts				$(2,341)	$1,655	$(626)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$34,000	$(64)	$(27)	$1	$0
Receive	3-Month CAD-Bank Bill	2.700	12/19/2024	CAD	14,700	(636)	375	0	(202)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		$91,200	384	(171)	22	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		20,100	158	(79)	15	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		169,300	8,694	(695)	448	0
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	44,900	(387)	120	0	(110)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017		17,700	(347)	88	0	(45)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		29,900	(131)	(64)	0	(85)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		23,600	(6)	16	0	(73)
Pay	28-Day MXN-TIIE	3.925	05/16/2016	MXN	1,600	0	0	0	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		56,100	(16)	(49)	16	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		30,200	3	1	6	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		243,500	(42)	349	106	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		950,300	502	(1,745)	425	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		26,200	31	31	12	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		61,300	37	37	27	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021		56,100	(34)	(34)	25	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		61,800	(71)	(107)	28	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		12,900	8	8	6	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		56,800	(85)	(131)	26	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		55,900	52	24	20	0

						$8,050	$(2,053)	$1,183	$(515)

Total Swap Agreements						$8,050	$(2,053)	$1,183	$(515)

(1)	Unsettled variation margin asset of $46 and liability of $(65) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $24,954 and cash of $6,091 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$1,219	CAD	1,518	$0	$(4)
BOA	07/2015		1,125	MXN	16,938	0	(48)
	06/2016	EUR	23,676		$32,419	5,831	0
	06/2016		$1,402	EUR	1,038	0	(236)
BPS	07/2015	BRL	3,630		$1,170	2	0
	07/2015	JPY	8,632,209		69,861	0	(672)
	07/2015		$1,169	BRL	3,630	0	(2)
	07/2015		2,138	JPY	264,000	19	0
	07/2015		21,745	MXN	334,937	0	(442)
	08/2015	BRL	3,630		$1,156	2	0
	01/2018		281		82	12	0
BRC	07/2015	MXN	17,687		1,165	41	0
	07/2015	RUB	13,783		247	0	(2)
	06/2016	EUR	4,631		6,368	1,166	0
CBK	07/2015	AUD	2,578		1,965	0	(24)
	07/2015		$63,676	CAD	78,577	0	(765)
	07/2015		36,065	EUR	31,920	0	(480)
	07/2015		2,507	JPY	310,600	31	0
	07/2015		1,854	MXN	28,225	0	(59)
	08/2015	CAD	78,577		$63,646	761	0
	08/2015		$4,328	INR	280,556	50	0
	09/2015	MXN	399,753		$25,287	12	0
DUB	07/2015	BRL	9,438		3,455	422	(3)
	07/2015	GBP	15,558		23,841	0	(605)
	07/2015	MXN	43,720		2,879	98	0
	07/2015		$3,042	BRL	9,438	0	(6)
	07/2015		7,272	MXN	110,586	0	(239)
	10/2015	BRL	2,000		$766	144	0
	01/2016		4,611		1,600	208	0
	06/2016	EUR	2,540		3,478	626	0
	06/2016		$2,968	EUR	2,196	0	(502)
FBF	07/2015	BRL	394		$162	35	0
	07/2015	MXN	29,180		1,899	43	0
	07/2015	RUB	121,817		2,145	0	(59)
	07/2015		$127	BRL	394	0	0
	08/2015	RUB	32,675		$586	3	0
	01/2016	BRL	24,600		7,110	0	(315)
	04/2016		2,100		584	0	(32)
GLM	07/2015		22,611		9,280	2,008	0
	07/2015	CAD	85,157		68,551	371	0
	07/2015	MXN	78,737		5,161	153	0
	07/2015		$2,150	AUD	2,819	25	0
	07/2015		7,288	BRL	22,611	0	(15)
	07/2015		4,056	CAD	5,062	0	(3)
	07/2015		56,891	JPY	7,033,709	581	0
	08/2015	CHF	250		$268	0	0
	08/2015	EUR	3,915		4,384	17	0
	08/2015	JPY	6,678,909		54,054	0	(540)
	08/2015		$2,729	EUR	2,434	0	(15)
	09/2015	MXN	22,421		$1,445	27	0
HUS	07/2015		34,210		2,227	51	0
	07/2015	RUB	327,061		5,749	0	(169)
	07/2015		$3,882	MXN	58,863	0	(138)
	08/2015	ILS	131,345		$33,912	0	(895)
	08/2015	RUB	71,160		1,295	26	0
	09/2015	MXN	26,009		1,672	28	0
	01/2016	BRL	80,900		23,917	0	(502)
JPM	07/2015		23,000		9,464	2,067	0
	07/2015	EUR	11,355		12,734	85	(11)
	07/2015	INR	8,481		131	0	(2)
	07/2015	RUB	237,657		4,237	0	(63)
	07/2015		$7,413	BRL	23,000	0	(15)
	07/2015		2,758	EUR	2 ,485	28	(16)
	07/2015		2,781	GBP	1,762	0	(13)
	09/2015	KRW	5,494,463		$4,936	37	0
	01/2016	BRL	111,900		33,048	0	(728)
	01/2018		$81	BRL	281	0	(11)
MSB	07/2015		57,226	EUR	51,137	0	(216)
	07/2015		21,682	GBP	13,796	0	(5)
	07/2015		12,852	RUB	700,827	0	(172)
	08/2015	EUR	51,137		$57,250	215	0
	08/2015	GBP	13,796		21,678	6	0
	08/2015	RUB	700,827		12,672	170	0
	06/2016	EUR	6,502		8,943	1,641	0
NAB	06/2016		14,147		19,425	3,536	0
	07/2016		9,912		13,447	2,298	0
SCX	07/2015	BRL	51,813		16,700	35	0
	07/2015	MXN	287,949		18,471	158	0
	07/2015		$17,061	BRL	51,813	0	(396)
	08/2015	INR	69,102		$1,066	0	(12)
	09/2015		$18,363	MXN	287,949	0	(158)
SOG	07/2015	RUB	510		$9	0	0
	08/2015		120,069		2,163	21	0
UAG	07/2015	EUR	75,105		81,920	0	(1,811)
	07/2015	JPY	2,189,200		17,777	0	(111)
	07/2015	MXN	99,822		6,510	162	0
	07/2015		$1,033	EUR	918	0	(9)
	07/2015		26,067	JPY	3,213,100	187	0
	07/2015		2,765	MXN	41,754	0	(109)
	08/2015	EUR	17,555		$19,682	103	0
	09/2015	MXN	11,955		766	10	0

Total Forward Foreign Currency Contracts						$23,552	$(10,630)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$96,600	$363	$210
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	07/30/2015	4,400	62	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	01/19/2016	19,100	80	42
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150	07/20/2015	19,100	89	10
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	17,900	254	139
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	56,000	93	58
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	9,000	81	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	9,000	140	22
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	8,500	272	313
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	19,700	557	742

							$1,991	$1,562

Total Purchased Options							$1,991	$1,562

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950%	08/19/2015	EUR	9,400	$(19)	$(19)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		10,200	(22)	(21)

							$(41)	$(40)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus JPY	JPY	123.150	07/29/2015		$2,369	$(16)	$(16)
BOA	Call - OTC USD versus INR	INR	65.100	07/15/2015		2,600	(16)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		700	(39)	(4)
BPS	Put - OTC EUR versus USD		$1.090	08/06/2015	EUR	2,900	(28)	(28)
BRC	Put - OTC EUR versus USD		1.110	07/29/2015		851	(10)	(10)
CBK	Put - OTC EUR versus USD		1.110	07/29/2015		13,649	(170)	(170)
	Call - OTC USD versus ILS	ILS	4.000	07/29/2015		$2,500	(15)	(1)
	Call - OTC USD versus JPY	JPY	123.550	07/28/2015		7,709	(36)	(36)
	Put - OTC USD versus JPY		99.000	09/30/2015		4,200	(45)	0
DUB	Call - OTC USD versus ILS	ILS	4.000	07/27/2015		2,800	(22)	(1)
FBF	Call - OTC EUR versus USD		$1.145	07/30/2015	EUR	9,035	(53)	(55)
GLM	Call - OTC EUR versus USD		1.140	07/23/2015		9,165	(62)	(52)
	Call - OTC USD versus ILS	ILS	3.980	08/04/2015		$1,800	(15)	(1)
	Call - OTC USD versus INR	INR	64.500	07/14/2015		28,500	(194)	(35)
	Call - OTC USD versus INR		65.500	07/16/2015		200	(1)	0
	Call - OTC USD versus INR		65.500	07/24/2015		1,600	(10)	(1)
	Call - OTC USD versus JPY	JPY	123.150	07/29/2015		7,931	(52)	(52)
HUS	Call - OTC USD versus INR	INR	65.000	07/02/2015		2,500	(14)	0
	Call - OTC USD versus JPY	JPY	123.400	07/28/2015		1,891	(10)	(10)
JPM	Put - OTC EUR versus USD		$1.101	07/28/2015	EUR	6,364	(66)	(66)
	Put - OTC USD versus INR	INR	61.500	07/15/2015		$2,000	(11)	0
	Call - OTC USD versus INR		65.000	07/15/2015		2,000	(17)	(1)
	Put - OTC USD versus JPY	JPY	109.000	11/10/2015		4,500	(86)	(5)
MSB	Call - OTC EUR versus USD		$1.140	07/21/2015	EUR	5,700	(34)	(30)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		$4,800	(82)	(6)
UAG	Call - OTC USD versus INR	INR	65.400	07/16/2015		2,400	(14)	(1)
	Put - OTC USD versus JPY	JPY	100.000	07/03/2015		1,900	(13)	0
UBS	Put - OTC EUR versus USD		$1.104	07/28/2015	EUR	1,336	(14)	(14)

							$(1,145)	$(596)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$96,600	$(137)	$(47)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	96,600	(236)	(108)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.430	07/30/2015	4,400	(26)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590	07/30/2015	4,400	(41)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.700	01/19/2016	19,100	(29)	(8)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900	01/19/2016	19,100	(52)	(20)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	07/20/2015	19,100	(33)	0
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	07/20/2015	19,100	(57)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520	09/18/2015	8,900	(78)	(7)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	17,900	(93)	(39)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	17,900	(162)	(79)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	37,300	(22)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	18,700	(11)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	37,300	(41)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	18,700	(19)	(10)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	80,500	(271)	(258)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	187,300	(585)	(626)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520	09/18/2015	60,200	(527)	(51)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	9,000	(34)	(7)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	9,000	(52)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/03/2015	19,600	(110)	(93)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	08/03/2015	19,600	(47)	(59)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/29/2016	9,000	(57)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/29/2016	9,000	(90)	(11)

							$(2,810)	$(1,475)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	$101.906	07/07/2015	$2,000	$(7)	$(2)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.102	07/07/2015	5,000	(16)	(5)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	101.770	07/07/2015	3,000	(11)	(2)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.277	07/07/2015	5,000	(18)	(7)

					$(52)	$(16)

Total Written Options					$(4,048)	$(2,127)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.109%	EUR	2,700	$(38)	$41	$3	$0
BRC	Brazil Government International Bond	1.000	09/20/2015	0.841		$25,000	(310)	325	15	0
	China Government International Bond	1.000	06/20/2019	0.690		10,400	54	73	127	0
CBK	Brazil Government International Bond	1.000	09/20/2015	0.841		1,000	(16)	17	1	0
	Mexico Government International Bond	1.000	12/20/2019	1.174		5,100	30	(67)	0	(37)
DUB	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.502		27,000	480	18	498	0
	Prudential Financial, Inc.	1.000	03/20/2019	0.515		2,200	37	3	40	0
FBF	American International Group, Inc.	1.000	03/20/2019	0.454		8,200	124	42	166	0
	Indonesia Government International Bond	1.000	03/20/2016	0.444		1,200	(27)	32	5	0
	Verizon Communications, Inc.	1.000	09/20/2018	0.464		1,000	27	(9)	18	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841		1,200	(12)	13	1	0
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841		200	(2)	2	0	0
MYC	Brazil Government International Bond	1.000	06/20/2019	2.267		200	(7)	(2)	0	(9)
RYL	Indonesia Government International Bond	1.000	03/20/2016	0.444		1,200	(27)	32	5	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		500	(5)	5	0	0

							$308	$525	$879	$(46)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$2	$2	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	7	7	0

					$0	$9	$9	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	1-Year BRL-CDI	11.250%	01/04/2021	BRL	4,000	$(41)	$(7)	$0	$(48)
DUB	Pay	1-Year BRL-CDI	11.250	01/04/2021		100	(1)	0	0	(1)
FBF	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	19,200	0	2	2	0

							$(42)	$(5)	$2	$(49)

Total Swap Agreements							$266	$529	$890	$(95)

(k)	Securities with an aggregate market value of $6,124 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$19,240	$0	$19,240
Corporate Bonds & Notes
Banking & Finance	0	356,670	0	356,670
Industrials	0	81,311	19	81,330
Utilities	0	97,760	0	97,760
Municipal Bonds & Notes
California	0	8,239	0	8,239
Illinois	0	262	0	262
New York	0	668	0	668
U.S. Government Agencies	0	290,598	0	290,598
U.S. Treasury Obligations	0	494,062	0	494,062
Mortgage-Backed Securities	0	134,263	0	134,263
Asset-Backed Securities	0	86,450	0	86,450
Sovereign Issues	0	233,121	0	233,121
Convertible Preferred Securities
Banking & Finance	0	2,703	0	2,703
Preferred Securities
Banking & Finance	0	4,971	0	4,971
Short-Term Instruments
Certificates of Deposit	0	8,803	0	8,803
Commercial Paper	0	9,694	0	9,694
Repurchase Agreements	0	3,000	0	3,000
U.S. Treasury Bills	0	2,836	0	2,836
	$0	$1,834,651	$19	$1,834,670

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133	$0	$0	$133

Total Investments	$133	$1,834,651	$19	$1,834,803

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,655	1,183	0	2,838
Over the counter	0	26,004	0	26,004
	$1,655	$27,187	$0	$28,842

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(754)	(679)	0	(1,433)
Over the counter	0	(12,852)	0	(12,852)

	$(754)	$(13,531)	$0	$(14,285)

Totals	$1,034	$1,848,307	$19	$1,849,360

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

June 30, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
SHORT-TERM INSTRUMENTS 100.0%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 88.9%	501,500

TREASURY REPURCHASE AGREEMENTS (a) 11.1%	62,900

Total Short-Term Instruments (Cost $564,400)	564,400

Total Investments in Securities (Cost $564,400)	564,400

Total Investments 100.0% (Cost $564,400)	$564,400
Other Assets and Liabilities, net 0.0%	(259)

Net Assets 100.0%	$564,141

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
Government Agency Repurchase Agreements
FAR	0.300	06/30/2015	07/01/2015	$500,000	Fannie Mae 3.500% due 07/01/2045	$(205,579)	$500,000	$500,004
					Freddie Mac 3.500% due 06/01/2045	(309,337)
SSB	0.000%	06/30/2015	07/01/2015	1,500	Fannie Mae 2.200% due 10/17/2022	(1,531)	1,500	1,500
Treasury Repurchase Agreements
NOM	0.200	06/30/2015	07/01/2015	62,900	U.S. Treasury Notes 2.375% due 08/15/2024	(64,130)	62,900	62,900

Total Repurchase Agreements						$(580,577)	$564,400	$564,404

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$501,500	$0	$501,500
Treasury Repurchase Agreements	0	62,900	0	62,900

Total Investments	$0	$564,400	$0	$564,400

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

Schedule of Investments

PIMCO Mortgage Opportunities Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.4%
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.5%
PHH Corp.
7.375% due 09/01/2019		$5,000	$5,313
SLM Student Loan Trust
0.548% due 07/25/2039	EUR	880	920

Total Corporate Bonds & Notes (Cost $6,132)			6,233

U.S. GOVERNMENT AGENCIES 41.5%
Fannie Mae
0.000% due 01/25/2033 - 07/25/2043 (b)(d)		$2,049	1,610
0.149% due 01/25/2018 (a)		369,529	262
0.787% due 02/25/2024		17	17
1.079% due 09/25/2022 (a)		33,888	1,759
2.000% due 12/25/2042		77	44
2.354% due 03/01/2023 (f)		1,013	1,007
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 02/25/2028 (a)		12,728	1,127
3.000% due 09/25/2022 - 08/01/2045		26,002	25,343
3.000% due 09/25/2039 - 04/25/2043 (a)		58,884	8,026
3.196% due 08/25/2043		86	91
3.330% due 07/01/2022 (f)		1,894	1,991
3.410% due 05/25/2042		74	78
3.490% due 07/01/2026 (f)		4,285	4,435
3.500% due 01/25/2041 - 08/01/2045		52,700	53,921
3.500% due 01/25/2042 - 02/25/2043 (a)		21,263	3,203
3.500% due 07/01/2045 (f)		8,035	8,277
3.600% due 08/01/2023		454	485
3.690% due 08/01/2023 (f)		3,732	3,985
3.750% due 05/25/2033		49	51
3.765% due 12/01/2025 (f)		4,500	4,764
3.813% due 10/25/2041		1,258	1,256
4.000% due 02/25/2024 - 02/25/2044 (a)		1,629	295
4.000% due 11/25/2040 - 08/01/2045		19,141	20,002
4.000% due 10/01/2041 - 08/01/2043 (f)		21,177	22,625
4.185% due 05/25/2025		180	176
4.500% due 04/01/2031 - 07/01/2045		15,466	16,709
4.500% due 02/01/2040 - 07/01/2042 (f)		19,901	21,749
4.737% due 02/25/2025		1,500	1,517
5.000% due 04/25/2033 - 07/25/2040		863	958
5.000% due 01/01/2039 - 10/01/2039 (f)		5,137	5,751
5.413% due 06/25/2044 (a)		22,168	3,599
5.500% due 02/25/2029 - 01/25/2032 (a)		671	126
5.500% due 07/25/2034 - 06/25/2036		3,394	3,864
5.720% due 01/25/2043		2,674	2,435
5.874% due 03/25/2043		1,974	1,984
5.913% due 06/25/2037 (a)		1,370	194
5.963% due 05/25/2042 - 08/25/2042 (a)		3,661	736
6.000% due 02/25/2033 (a)		525	118
6.000% due 02/25/2034		139	167
6.000% due 11/01/2040 (f)		1,814	2,084
6.013% due 03/25/2042 (a)		384	72
6.063% due 03/25/2024 (a)		92	4
6.063% due 08/25/2041		29,566	5,632
6.082% due 02/25/2043		45,899	9,380
6.300% due 06/25/2031		845	957
6.463% due 08/25/2018 (a)		22,951	3,314
6.483% due 01/25/2018 (a)		53,280	3,436
6.500% due 03/01/2017		105	109
6.513% due 08/25/2040 (a)		3,918	499
6.563% due 09/25/2039 (a)		362	58
6.613% due 11/25/2036 (a)		4,397	859
6.738% due 04/25/2042		41	41
7.000% due 12/25/2023 - 03/25/2049		92	110
7.116% due 05/25/2042		61	62
7.221% due 08/25/2033		1,108	1,127
7.553% due 10/25/2043		8,436	8,285
8.897% due 11/25/2042 - 08/25/2044		7,250	7,396
8.913% due 07/25/2033		1,959	2,614
9.332% due 10/25/2041		2,527	2,680
9.432% due 11/25/2041		6,437	6,838
9.726% due 06/25/2043 (f)		11,733	12,554
11.243% due 08/25/2043		3,845	4,152
12.286% due 03/25/2040		321	393

15.252% due 05/25/2043	2,421	2,737
17.361% due 09/25/2024	35	47
19.271% due 09/25/2023	9	13
24.772% due 12/25/2036	293	491
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)(d)	4,547	4,183
1.014% due 09/25/2022 (a)	47,088	2,408
1.250% due 10/02/2019 (f)(h)(j)	16,400	16,175
1.460% due 08/25/2019 (a)	151,189	7,118
1.557% due 11/25/2019 (a)	103,345	5,474
2.392% due 12/01/2034 (f)	9,431	10,017
2.500% due 09/15/2027 - 12/15/2027 (a)	18,426	1,682
3.000% due 04/15/2027 - 12/15/2032 (a)	3,378	337
3.000% due 06/15/2036 - 07/15/2044	7,690	7,367
3.437% due 05/25/2025	300	291
3.487% due 10/25/2027	250	246
3.500% due 03/15/2035 - 10/15/2042	3,189	3,132
4.000% due 04/15/2019 - 02/15/2045	9,070	9,430
4.000% due 12/01/2040 - 06/15/2044 (f)	20,277	21,141
4.500% due 04/01/2019 - 11/15/2040	996	1,107
4.500% due 12/01/2041 (f)	7,074	7,760
5.000% due 05/15/2019	67	70
5.357% due 03/15/2045	2,571	2,470
5.500% due 02/15/2033 - 05/15/2041	3,424	3,778
5.500% due 07/01/2037 (f)	993	1,133
5.815% due 06/15/2018 - 10/15/2036 (a)	2,399	268
5.915% due 08/15/2043 (a)	20,550	4,132
6.000% due 07/15/2035	362	474
6.015% due 06/15/2044 (a)	6,573	1,358
6.245% due 02/15/2037 (a)	1,836	367
6.415% due 01/15/2041 (a)	1,701	238
6.465% due 02/15/2032 - 03/15/2035 (a)	5,356	785
6.515% due 10/15/2034 - 09/15/2035 (a)	4,858	633
6.565% due 03/15/2037 (a)	2,405	353
6.870% due 12/15/2023 (a)	1,111	218
7.000% due 03/01/2039	125	142
7.550% due 12/15/2042	876	831
7.815% due 06/15/2031 (a)	491	125
7.954% due 09/17/2032	75	89
8.137% due 05/25/2025	300	307
8.360% due 05/15/2024 (a)	629	87
8.904% due 07/15/2037	6,798	7,016
9.332% due 09/15/2041	3,514	3,655
9.387% due 10/25/2027	250	300
9.429% due 10/15/2040	968	1,040
9.529% due 01/15/2041	610	646
10.937% due 03/25/2025	700	828
11.776% due 05/15/2035	567	625
11.860% due 05/15/2033	50	63
12.629% due 05/15/2033	12	15
13.903% due 02/15/2041	1,436	1,649
15.196% due 04/15/2043	3,717	4,316
15.264% due 05/15/2041	2,124	2,526
15.485% due 10/15/2033	835	1,140
16.042% due 11/15/2034	20	28
17.653% due 05/15/2035	477	591
18.784% due 10/15/2023	106	151
Ginnie Mae
0.000% due 06/20/2040 - 05/20/2041 (b)(d)	8,294	6,795
0.547% due 05/16/2050 (a)	18,234	509
0.632% due 11/20/2060	1,757	1,761
0.648% due 12/16/2043 (a)	13,165	56
0.682% due 03/20/2061	936	939
0.702% due 08/20/2062	1,763	1,774
0.782% due 04/16/2053 (a)	7,178	312
0.902% due 09/20/2063 (f)	16,232	16,431
0.904% due 08/16/2048 (a)	20,828	1,192
1.510% due 12/16/2043 (a)	847	27
1.830% due 05/16/2053 (a)	1,502	84
1.875% due 12/20/2042	2,768	2,504
2.500% due 03/20/2045	2	1
3.000% due 06/20/2044 - 07/01/2045	4,777	4,810
3.500% due 07/01/2045 - 08/01/2045	28,000	28,979
4.000% due 08/01/2045	4,000	4,228
4.500% due 07/20/2039 - 01/15/2042	1,008	1,092
4.500% due 06/15/2040 - 04/20/2044 (f)	9,713	10,316
4.500% due 12/16/2041 - 03/16/2043 (a)	5,119	899
5.000% due 08/20/2034 - 07/20/2040	523	586
5.000% due 09/20/2038 (a)	2,355	309
5.500% due 02/20/2034 - 04/20/2040	35	40
5.500% due 11/16/2037 (a)	227	27
5.913% due 07/20/2043 (a)	2,469	175
5.915% due 11/16/2034 (a)	1,515	266
6.000% due 06/20/2037 - 06/20/2041	1,662	1,902
6.063% due 02/20/2042 (a)	1,916	245
6.093% due 07/20/2042 (a)	30,884	4,768

6.393% due 10/20/2033 (a)		2,254	501
6.500% due 03/15/2035 (f)		1,367	1,625
7.500% due 11/15/2030		39	45
8.000% due 05/17/2034		304	353
8.898% due 09/20/2044		2,006	2,056
9.227% due 12/20/2040		4,000	4,650
11.502% due 09/20/2043		23	24

Total U.S. Government Agencies (Cost $539,756)			541,278

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Notes
0.000% due 06/30/2022 (f)		3,000	3,010
1.375% due 02/29/2020 (f)(j)		17,500	17,339
1.375% due 03/31/2020 (f)(j)		65,900	65,205
1.625% due 06/30/2020 (f)		38,900	38,863
1.750% due 04/30/2022 (f)		30,600	29,998
1.875% due 05/31/2022 (f)		79,100	78,148
2.125% due 05/15/2025 (f)		121,500	119,108

Total U.S. Treasury Obligations (Cost $353,872)			351,671

MORTGAGE-BACKED SECURITIES 40.7%
Alba PLC
2.821% due 12/16/2042	GBP	712	1,125
American Home Mortgage Assets Trust
0.477% due 08/25/2037 ^		$11,633	5,613
2.749% due 01/25/2036		2,428	1,655
American Home Mortgage Investment Trust
2.423% due 06/25/2045		851	840
BAMLL Re-REMIC Trust
5.383% due 11/15/2016		7,237	7,439
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		5,925	4,687
Banc of America Funding Trust
2.009% due 01/26/2037		43	43
2.757% due 02/20/2036		2,414	1,968
2.933% due 01/20/2047 ^		28	24
6.000% due 09/25/2036		50	48
Banc of America Mortgage Trust
2.655% due 04/25/2035 ^		888	825
2.725% due 05/25/2034		241	241
2.911% due 06/25/2034		292	290
3.020% due 11/20/2046 ^		484	404
Bancaja Fondo de Titulizacion de Activos
0.239% due 02/20/2036	EUR	1,953	2,113
BCAP LLC Trust
0.351% due 01/26/2037		$5,652	3,807
0.435% due 07/26/2035		2,932	2,909
1.582% due 10/26/2035		4,906	4,929
2.397% due 01/26/2034		1,070	1,070
4.000% due 03/26/2036		3,706	3,726
4.169% due 12/26/2037		761	760
Bear Stearns Adjustable Rate Mortgage Trust
2.455% due 12/25/2046 ^		2,180	1,881
2.500% due 10/25/2036 ^		651	554
2.596% due 10/25/2034		256	254
Bear Stearns ALT-A Trust
0.347% due 02/25/2034		98	90
0.507% due 08/25/2036 ^		18,950	14,476
0.687% due 01/25/2036 ^		3,125	2,594
2.550% due 08/25/2036 ^		9,759	6,170
2.746% due 04/25/2035		224	198
4.492% due 09/25/2035 ^		699	539
Bear Stearns Mortgage Funding Trust
0.417% due 09/25/2046 ^		243	188
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036		8,294	6,705
Celtic Residential Irish Mortgage Securitisation PLC
0.246% due 12/14/2048	EUR	1,964	2,042
0.254% due 04/10/2048		5,561	5,745
CGBAM Commercial Mortgage Trust
3.177% due 02/15/2031 (a)		$138,781	491
Chase Mortgage Finance Trust
2.530% due 02/25/2037		340	341
Citigroup Commercial Mortgage Trust
5.425% due 10/15/2049		2,985	3,115
Citigroup Mortgage Loan Trust, Inc.
2.510% due 03/25/2036 ^		237	226
2.660% due 05/25/2035		55	54
6.000% due 08/25/2037		4,555	3,673
Commercial Mortgage Trust
2.024% due 12/10/2045 (a)		7,755	675
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		116	102

Countrywide Alternative Loan Trust
0.307% due 06/25/2036		7,717	6,811
0.377% due 09/25/2046 ^		3,622	3,122
0.507% due 11/20/2035		966	822
0.587% due 06/25/2036 ^		42	28
0.887% due 05/25/2036		439	282
1.658% due 09/25/2035		123	113
2.473% due 03/25/2047 ^		308	274
5.063% due 02/25/2035 (a)		2,460	201
5.404% due 05/25/2036		8,049	6,947
6.000% due 07/25/2036		41,224	35,018
6.000% due 02/25/2037 ^		730	596
6.000% due 04/25/2037 ^		2,153	1,774
6.000% due 05/25/2037 ^		1,923	1,591
6.763% due 10/25/2037 (a)		12,564	3,659
Countrywide Asset-Backed Certificates
0.427% due 04/25/2036		653	571
Countrywide Home Loan Mortgage Pass-Through Trust
0.517% due 02/25/2035		1,239	1,147
2.467% due 01/25/2036		226	205
2.467% due 09/25/2037 ^		742	648
2.527% due 03/25/2037 ^		1,732	1,389
2.585% due 02/25/2047 ^		1,808	1,603
2.598% due 11/19/2033		39	39
2.680% due 08/25/2034		1	1
4.882% due 01/25/2036 ^		11,410	10,683
5.500% due 01/25/2035		622	635
5.750% due 05/25/2037 ^		72	64
6.000% due 07/25/2037		156	136
6.000% due 01/25/2038		795	719
6.250% due 09/25/2037 ^		235	230
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035		1,492	1,671
Credit Suisse Commercial Mortgage Trust
4.792% due 05/27/2053		2,453	2,397
5.467% due 09/15/2039		6,958	7,191
Credit Suisse Mortgage Capital Certificates
0.494% due 12/27/2035		4,380	4,205
2.853% due 01/26/2047		10,102	7,396
5.403% due 10/26/2036		1,346	1,064
Deco Pan Europe BV
0.239% due 10/27/2020	EUR	3,230	3,452
Deco Pan Europe PLC
0.398% due 01/27/2018		245	272
Eurosail PLC
1.271% due 09/13/2045	GBP	18,671	28,787
1.341% due 09/13/2045		2,291	3,317
Fastnet Securities PLC
0.177% due 08/10/2043	EUR	1,037	1,075
First Horizon Alternative Mortgage Securities Trust
2.199% due 07/25/2036		$409	314
First Horizon Mortgage Pass-Through Trust
2.612% due 11/25/2035		114	106
2.677% due 08/25/2035		633	576
Global Mortgage Securitization Ltd.
0.457% due 04/25/2032		3,555	3,439
GMAC Mortgage Corp. Loan Trust
3.263% due 05/25/2035		77	77
Great Hall Mortgages PLC
0.416% due 06/18/2039		2,620	2,468
Greenwich Capital Commercial Funding Corp.
6.013% due 07/10/2038		3,769	3,854
GS Mortgage Securities Trust
1.614% due 08/10/2043 (a)		62,966	3,790
5.374% due 05/17/2045		520	529
GSR Mortgage Loan Trust
6.250% due 08/25/2036 ^		1,932	1,465
HarborView Mortgage Loan Trust
0.498% due 08/19/2045		128	119
2.414% due 04/19/2034		388	386
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	622	960
Impac Secured Assets Trust
0.357% due 01/25/2037		$9,186	8,016
0.537% due 05/25/2036		102	100
Indus Eclipse PLC
0.741% due 01/25/2020	GBP	268	417
IndyMac Mortgage Loan Trust
0.967% due 12/25/2034		$720	615
2.471% due 08/25/2035		191	168
2.700% due 09/25/2036 ^		486	354
2.815% due 09/25/2036 ^		9,394	7,751
2.815% due 06/25/2037 ^		6,847	5,116
Jefferies Resecuritization Trust
2.340% due 02/26/2036		1,944	1,917
6.439% due 06/25/2047		2,023	1,983

JPMorgan Alternative Loan Trust
0.345% due 09/25/2036		5,179	4,659
0.347% due 11/25/2036 ^		5,796	4,420
3.002% due 11/25/2036 ^		7,208	6,278
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,342	1,402
5.420% due 01/15/2049		8,821	9,237
5.440% due 06/12/2047		5,654	5,931
JPMorgan Mortgage Trust
2.595% due 07/25/2035		32	33
2.614% due 04/25/2035		194	195
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		12,310	8,049
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042		16,545	17,023
LB Commercial Mortgage Trust
5.517% due 07/15/2044		49	52
LB-UBS Commercial Mortgage Trust
0.739% due 02/15/2040 (a)		161,370	1,501
5.424% due 02/15/2040		8,411	8,832
Leek Finance PLC
0.832% due 09/21/2038	GBP	4,978	8,124
Lehman Mortgage Trust
0.507% due 08/25/2036 ^		$422	320
5.750% due 02/25/2037		11,294	8,972
Lehman XS Trust
0.307% due 08/25/2036 ^		725	564
1.087% due 08/25/2047		8,406	5,838
Luminent Mortgage Trust
0.417% due 05/25/2037 ^		107	76
Merrill Lynch Mortgage Investors Trust
0.437% due 08/25/2036		1,876	1,816
1.184% due 10/25/2035		918	875
2.060% due 07/25/2029		32	31
2.519% due 12/25/2035		194	184
2.530% due 02/25/2036 ^		1,538	1,297
Morgan Stanley Bank of America Merrill Lynch Trust
1.602% due 12/15/2048 (a)		11,201	632
Morgan Stanley Capital Trust
5.319% due 12/15/2043		12,920	13,476
5.328% due 11/12/2041		3,078	3,187
Morgan Stanley Mortgage Loan Trust
0.457% due 09/25/2035		2,305	2,290
0.557% due 11/25/2035		3,628	3,397
2.453% due 06/25/2037		2,607	1,769
4.940% due 09/25/2035 ^		250	190
5.500% due 10/25/2037		1,614	1,521
5.701% due 02/25/2047		4,271	3,254
Morgan Stanley Re-REMIC Trust
0.503% due 02/26/2037		192	193
Mortgage Equity Conversion Asset Trust
0.690% due 02/25/2042		2,667	2,284
0.720% due 10/25/2041		1,869	1,533
0.720% due 05/25/2042		5,418	4,714
0.790% due 01/25/2042		15,968	13,573
New York Mortgage Trust
0.517% due 08/25/2035		1,876	1,748
RBSSP Resecuritization Trust
0.685% due 09/26/2034		604	568
9.671% due 06/26/2037		1,017	586
Residential Accredit Loans, Inc. Trust
0.387% due 10/25/2046		3,950	2,834
0.397% due 04/25/2046		10,989	5,790
0.487% due 08/25/2035		459	357
0.537% due 08/25/2035 ^		2,853	2,172
0.587% due 10/25/2045		382	297
3.448% due 05/25/2035 ^		206	175
6.000% due 10/25/2034		677	714
8.000% due 04/25/2036 ^		581	565
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		172	122
6.250% due 08/25/2036		1,319	1,226
Residential Funding Mortgage Securities, Inc. Trust
3.777% due 04/25/2037		1,557	1,342
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		1,541	1,593
5.509% due 04/16/2047		1,900	1,943
5.695% due 09/16/2040		1,300	1,360
6.104% due 06/16/2049		4,540	4,731
6.150% due 02/16/2051		1,125	1,160
Rural Hipotecario Fondo De Titulizacion Hipotec
0.231% due 02/13/2033	EUR	701	767
Sequoia Mortgage Trust
2.655% due 07/20/2037		$301	254
Sovereign Commercial Mortgage Securities Trust
5.990% due 07/22/2030		600	601

SRERS Funding Ltd.
0.433% due 05/09/2046		2,738	2,673
Structured Adjustable Rate Mortgage Loan Trust
2.629% due 08/25/2035		425	404
Structured Asset Mortgage Investments Trust
0.367% due 07/25/2046		167	135
0.377% due 07/25/2046 ^		12,361	8,488
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.447% due 09/25/2033		385	384
Thornburg Mortgage Securities Trust
1.087% due 03/25/2044		124	113
Titan Europe Ltd.
0.219% due 04/23/2017	EUR	2,002	2,179
UBS-Barclays Commercial Mortgage Trust
0.263% due 08/10/2049 (a)		$178,586	2,708
Virgil Mortgage PLC
2.821% due 03/12/2045	GBP	3,395	5,345
Wachovia Bank Commercial Mortgage Trust
0.210% due 04/15/2047		$17,000	16,741
5.903% due 06/15/2049		3,500	3,705
WaMu Commercial Mortgage Securities Trust
5.515% due 03/23/2045		384	392
5.839% due 03/23/2045		2,200	2,277
WaMu Mortgage Pass-Through Certificates Trust
0.577% due 10/25/2044		8,625	8,374
0.927% due 11/25/2034		2,349	2,239
1.158% due 02/25/2046		705	655
2.156% due 07/25/2037 ^		217	186
2.461% due 12/25/2035		3,923	3,539
3.847% due 12/25/2036 ^		2,494	2,332
4.525% due 07/25/2037 ^		148	138
Washington Mutual Mortgage Pass-Through Certificates Trust
0.437% due 02/25/2036		646	492
0.858% due 01/25/2047		4,294	3,119
5.750% due 11/25/2035 ^		2,387	2,171
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 06/25/2037 ^		468	408
2.610% due 02/25/2035		32	32
2.616% due 01/25/2035		241	240
2.641% due 04/25/2036 ^		374	368
2.660% due 03/25/2036		1,159	1,160
2.667% due 08/25/2033		40	40
2.732% due 05/25/2036 ^		173	166
6.000% due 09/25/2036 ^		79	75
Windermere CMBS Ltd.
0.451% due 04/22/2018	EUR	2,291	2,484

Total Mortgage-Backed Securities (Cost $510,473)			531,673

ASSET-BACKED SECURITIES 33.2%
Accredited Mortgage Loan Trust
0.317% due 02/25/2037		$1,488	1,426
0.660% due 09/25/2035		3,405	2,715
ACE Securities Corp Home Equity Loan Trust
0.487% due 02/25/2036		3,655	3,259
0.867% due 09/25/2035		6,157	4,954
1.162% due 11/25/2033		1,921	1,805
ALM Ltd.
1.507% due 02/13/2023		2,100	2,101
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.637% due 07/25/2035		6,400	5,753
0.657% due 05/25/2035		5,000	4,766
1.102% due 01/25/2035		5,152	4,127
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.975% due 10/25/2033		2,158	2,035
Asset-Backed Funding Certificates Trust
0.807% due 04/25/2034		4,787	4,739
1.437% due 06/25/2034		2,555	2,407
Asset-Backed Securities Corp. Home Equity Loan Trust
0.907% due 06/25/2035		1,223	1,155
1.147% due 11/25/2033		2,666	2,552
Atrium CDO Corp.
1.376% due 11/16/2022		8,661	8,671
Avoca CLO PLC
0.372% due 01/16/2023	EUR	796	888
Babson CLO Ltd.
2.273% due 09/28/2021		$1,450	1,451
Bear Stearns Asset-Backed Securities Trust
0.387% due 12/25/2036		7,978	7,287
0.387% due 04/25/2037 ^		6,677	6,446
0.685% due 12/25/2035		400	365
1.187% due 10/25/2037		1,793	1,695
BMI CLO
2.776% due 08/01/2021		1,500	1,502
Bridgeport CLO Ltd.
0.516% due 06/18/2021		3,733	3,708

Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		10,400	10,401
Carrington Mortgage Loan Trust
0.407% due 12/25/2036		11,809	7,787
Centerline REIT, Inc.
4.760% due 09/21/2045		9,152	9,344
Centex Home Equity Loan Trust
3.735% due 02/25/2032		1,021	1,029
Chapel BV
0.651% due 11/17/2064	EUR	6,643	6,986
Citigroup Mortgage Loan Trust, Inc.
0.327% due 05/25/2037		$1,516	1,477
0.487% due 10/25/2036		15,060	10,917
0.597% due 10/25/2035		1,700	1,564
Countrywide Asset-Backed Certificates
0.327% due 07/25/2037		7,100	5,835
0.337% due 05/25/2037		9,163	8,187
0.347% due 10/25/2047		169	169
0.367% due 06/25/2047		363	331
0.387% due 04/25/2036		724	693
0.407% due 09/25/2047		2,600	2,000
0.485% due 07/25/2036		500	455
0.667% due 01/25/2036		900	817
0.817% due 02/25/2036		2,000	1,576
1.147% due 08/25/2035		4,502	4,222
Countrywide Asset-Backed Certificates Trust
0.347% due 03/25/2037		3,057	2,827
0.665% due 07/25/2035		4,042	4,023
0.687% due 08/25/2047		960	947
0.987% due 08/25/2047		500	432
1.087% due 10/25/2034		4,653	4,521
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036		2,605	1,479
1.132% due 04/25/2036		10,634	9,294
5.328% due 10/25/2036		1,100	1,075
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		91	48
Dryden Senior Loan Fund
1.445% due 01/15/2022		3,862	3,860
EMC Mortgage Loan Trust
0.737% due 08/25/2040		1,697	1,656
Equifirst Loan Securitization Trust
0.377% due 04/25/2037		1,174	948
Eurocredit CDO BV
1.325% due 02/22/2020	EUR	1,179	1,316
First Franklin Mortgage Loan Trust
0.347% due 04/25/2036		$4,997	4,234
0.697% due 09/25/2035		1,003	1,000
0.995% due 04/25/2035		4,749	4,499
Fraser Sullivan CLO Ltd.
1.575% due 04/20/2023		9,500	9,500
GSAA Home Equity Trust
0.417% due 04/25/2047		676	452
6.000% due 08/25/2047		2,472	2,293
GSAA Trust
0.487% due 05/25/2047		1,240	924
GSAMP Trust
0.307% due 12/25/2036		1,274	720
Harbourmaster CLO BV
0.338% due 10/25/2020	EUR	1,121	1,245
House of Europe Funding PLC
0.181% due 12/15/2090		29,996	32,187
HSI Asset Securitization Corp. Trust
0.337% due 12/25/2036		$8,533	5,091
ING CLO Ltd.
1.476% due 03/14/2022		27,480	27,419
Jersey Street CLO Ltd.
0.525% due 10/20/2018		429	428
JPMorgan Mortgage Acquisition Trust
0.345% due 05/25/2036		6,175	5,989
0.355% due 04/25/2036		7,140	6,705
LCM LP
1.540% due 10/19/2022		10,000	9,995
Lehman XS Trust
0.357% due 01/25/2037		589	513
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		1,600	1,598
Long Beach Mortgage Loan Trust
0.980% due 06/25/2034		252	244
1.087% due 06/25/2035		5,000	4,646
Marquette U.S./European CLO PLC
0.431% due 07/15/2020	EUR	1,746	1,948
MASTR Asset-Backed Securities Trust
0.347% due 10/25/2036		$770	486
0.427% due 10/25/2036		8,703	5,508
0.637% due 10/25/2035		1,000	987

Merrill Lynch Mortgage Investors Trust
0.297% due 08/25/2037		874	523
0.707% due 06/25/2035		1,225	1,183
0.907% due 06/25/2035		1,073	983
Morgan Stanley ABS Capital, Inc. Trust
1.237% due 04/25/2035		200	147
Morgan Stanley Mortgage Loan Trust
0.427% due 04/25/2037		2,700	1,463
5.726% due 10/25/2036 ^		4,240	2,608
N-Star Real Estate CDO Ltd.
0.616% due 06/16/2041		3,967	3,864
National Collegiate Student Loan Trust
0.317% due 06/26/2028		2,968	2,872
0.317% due 11/27/2028		8,266	8,181
0.327% due 12/27/2027		1,808	1,787
0.337% due 07/25/2026		981	979
0.377% due 05/25/2026		1,720	1,715
0.467% due 04/25/2029		3,170	3,116
3.683% due 12/26/2025		3,025	3,027
6.500% due 12/26/2025		1,575	1,575
Neuberger Berman CLO Ltd.
1.427% due 07/25/2023		6,600	6,617
New Century Home Equity Loan Trust
0.417% due 02/25/2036		59	59
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.597% due 02/25/2036		2,500	2,273
Octagon Investment Partners Ltd.
0.517% due 04/23/2020		1,216	1,212
Option One Mortgage Loan Trust
0.377% due 01/25/2036		2,449	2,385
0.687% due 08/25/2032		1,220	1,156
Option One Mortgage Loan Trust Asset-Backed Certificates
0.727% due 06/25/2032		459	431
0.827% due 07/25/2033		1,141	1,073
Ownit Mortgage Loan Trust
1.117% due 03/25/2036		3,126	3,081
Pangaea ABS SPV
0.245% due 12/28/2096	EUR	620	660
Panther CDO BV
0.364% due 03/20/2084		10,147	10,992
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.207% due 10/25/2034		$10,000	9,665
2.062% due 09/25/2034		700	659
RAAC Trust
0.487% due 06/25/2044		116	100
0.887% due 03/25/2034		525	505
Race Point CLO Ltd.
0.478% due 08/01/2021		2,261	2,265
Residential Asset Mortgage Products Trust
0.347% due 02/25/2037		3,412	3,133
0.367% due 08/25/2046		612	594
Residential Asset Securities Corp. Trust
0.337% due 07/25/2036		11,175	10,132
0.437% due 04/25/2037		400	365
RMF Euro CDO PLC
0.531% due 07/18/2023	EUR	900	985
Securitized Asset-Backed Receivables LLC Trust
1.162% due 03/25/2035		$695	662
SG Mortgage Securities Trust
0.617% due 10/25/2035		3,000	2,840
Specialty Underwriting & Residential Finance Trust
0.337% due 09/25/2037		2,588	1,535
0.337% due 11/25/2037		1,100	607
0.537% due 03/25/2037		789	439
Stone Tower CLO Ltd.
0.504% due 04/17/2021		13,232	13,127
Structured Asset Securities Corp. Mortgage Loan Trust
0.347% due 03/25/2036		4,037	3,894
Symphony CLO LP
2.776% due 04/16/2022		3,000	3,018
Theseus European CLO S.A.
0.333% due 08/27/2022	EUR	321	358
Wells Fargo Home Equity Asset-Backed Securities Trust
0.767% due 03/25/2035		$500	459

Wrightwood Capital Real Estate CDO Ltd.
0.601% due 11/21/2040	3,370	3,315

Total Asset-Backed Securities (Cost $426,242)		433,253

	SHARES
REAL ESTATE INVESTMENT TRUSTS 2.4%
FINANCIALS 2.4%
American Capital Agency Corp.	1,700,000	31,229

Total Real Estate Investment Trusts (Cost $33,674)		31,229

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (e) 1.2%		15,449

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.9%
0.016% due 07/16/2015 - 11/12/2015 (c)(f)(j)	11,872	11,872

Total Short-Term Instruments (Cost $27,321)		27,321

Total Investments in Securities (Cost $1,897,470)		1,922,658

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	10,247,244	101,632

Total Short-Term Instruments (Cost $101,641)		101,632

Total Investments in Affiliates (Cost $101,641)		101,632

Total Investments 155.2% (Cost $1,999,111)		$2,024,290
Financial Derivative Instruments (g)(i) (0.6%) (Cost or Premiums, net $(10,943))		(7,699)
Other Assets and Liabilities, net (54.6%)		(712,083)

Net Assets 100.0%		$1,304,508

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$15,449	Fannie Mae 2.260% due 10/17/2022	$(15,760)	$15,449	$15,449

Total Repurchase Agreements						$(15,760)	$15,449	$15,449

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GSC	0.450%	06/11/2015	07/14/2015	$(7,517)	$(7,519)
	0.490	06/30/2015	07/14/2015	(4,128)	(4,128)
	0.560	06/19/2015	07/14/2015	(9,551)	(9,553)
	0.580	06/26/2015	07/14/2015	(5,107)	(5,107)
	0.590	06/18/2015	07/14/2015	(4,304)	(4,305)
	0.590	06/26/2015	07/14/2015	(15,833)	(15,834)
	0.630	06/24/2015	07/14/2015	(39,862)	(39,867)
	0.680	06/29/2015	07/14/2015	(27,951)	(27,952)
	0.680	06/30/2015	07/14/2015	(11,727)	(11,727)
MSC	0.500	06/17/2015	07/14/2015	(4,680)	(4,681)
	0.680	06/26/2015	07/14/2015	(21,537)	(21,539)

Total Reverse Repurchase Agreements					$(152,212)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.500%	06/24/2015	07/08/2015	$(31,305)	$(31,319)
	0.550	06/30/2015	07/07/2015	(1,303)	(1,304)
	0.650	06/25/2015	07/02/2015	(7,857)	(7,858)
	0.660	06/25/2015	07/01/2015	(4,344)	(4,344)
BPG	0.150	07/01/2015	07/07/2015	(38,926)	(38,936)
GSC	(0.030)	06/24/2015	07/15/2015	(8,617)	(8,624)
	0.060	06/25/2015	07/09/2015	(117,532)	(117,589)
	0.250	06/29/2015	07/06/2015	(1,973)	(1,974)
	0.260	06/26/2015	07/10/2015	(50,290)	(50,315)
	0.450	06/18/2015	07/08/2015	(58,952)	(58,977)
	0.570	06/23/2015	07/06/2015	(4,165)	(4,166)
	0.900	06/30/2015	07/01/2015	(53,833)	(53,834)
MSC	0.000	06/19/2015	07/06/2015	(2,551)	(2,552)
	0.510	06/18/2015	07/08/2015	(5,348)	(5,350)
	0.570	06/25/2015	07/02/2015	(1,765)	(1,766)
	0.700	06/30/2015	07/07/2015	(1,704)	(1,705)
TDM	0.360	06/16/2015	07/16/2015	(10,312)	(10,319)

Total Sale-Buyback Transactions					$(400,932)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $201,040 at a weighted average interest rate of 0.124%.

Short Sales:

Short Sales on U.S. Government Agencies* and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae*	4.000%	07/01/2045	$97,600	$(103,127)	$(103,279)
Fannie Mae*	4.000	08/01/2045	49,400	(52,132)	(52,159)
Fannie Mae*	4.500	07/01/2045	74,000	(79,845)	(79,954)
Fannie Mae*	4.500	08/13/2045	55,000	(59,382)	(59,339)
Fannie Mae*	6.000	07/01/2045	4,000	(4,563)	(4,548)
Ginnie Mae*	3.000	07/01/2045	23,000	(23,135)	(23,178)
U.S. Treasury Notes	1.500	05/31/2020	24,600	(24,452)	(24,474)
U.S. Treasury Notes	1.875	05/31/2022	26,000	(25,505)	(25,728)

Total Short Sales				$(372,141)	$(372,659)

(3)	Payable for short sales includes $73 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $559,113 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016	$1,200,700	$(4,922)	$(383)	$43	$(33)
Pay	3-Month USD-LIBOR	1.850	05/18/2017	352,200	2,325	1,661	0	(22)
Receive	3-Month USD-LIBOR	1.500	12/16/2017	171,400	(912)	(95)	12	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018	220,800	(1,315)	(189)	44	0
Receive	3-Month USD-LIBOR	2.500	06/17/2022	7,400	(194)	41	3	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022	1,000	4	(6)	0	0
Receive	3-Month USD-LIBOR	2.400	06/30/2025	56,500	276	(72)	27	0

					$(4,738)	$957	$129	$(55)

Total Swap Agreements					$(4,738)	$957	$129	$(55)

(h)	Securities with an aggregate market value of $839 and cash of $6,018 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
DUB	07/2015	GBP	13,071		$20,030	$0	$(508)
GLM	07/2015		$923	GBP	580	0	(12)
SCX	07/2015		47,055	EUR	41,993	0	(240)
	08/2015	EUR	41,993		$47,075	240	0
UAG	07/2015		41,993		45,804	0	(1,012)
	07/2015		$19,612	GBP	12,491	15	0
	08/2015	GBP	30,767		$48,349	32	(15)

Total Forward Foreign Currency Contracts						$287	$(1,787)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.085%	09/16/2015	$80,000	$2,184	$169
FBF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535	07/15/2015	200,000	1,108	2,397
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.220	07/07/2015	70,000	1,466	1,694
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.498	08/27/2015	55,000	494	821
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	07/01/2015	1,000,000	525	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/04/2015	51,000	492	558

							$6,269	$5,639

Total Purchased Options							$6,269	$5,639

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/16/2015	$80,000	$(696)	$(1,059)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.140	08/27/2015	55,000	(494)	(138)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	02/01/2016	90,000	(2,736)	(788)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	02/01/2016	90,000	(2,736)	(4,536)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.199	08/04/2015	51,000	(492)	(100)

							$(7,154)	$(6,621)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.500% due 07/01/2045	$103.336	07/07/2015	$12,000	$(38)	$(23)
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.570	07/07/2015	18,000	(66)	(43)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	103.203	07/07/2015	18,000	(61)	(97)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.172	07/07/2015	18,000	(65)	(23)
	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.172	07/07/2015	9,000	(30)	(22)
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.242	07/07/2015	12,000	(38)	(27)
	Put - OTC Fannie Mae 3.500% due 08/01/2045	101.063	08/06/2015	15,000	(53)	(33)

					$(351)	$(268)

Total Written Options					$(7,505)	$(6,889)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,430	$(2,218)	$924	$0	$(1,294)
	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	14,855	(3,166)	391	0	(2,775)
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	1,067	(230)	31	0	(199)
CBK	CMBX.NA.AAA.4 Index	0.350	02/17/2051	2,001	(92)	88	0	(4)
FBF	CMBX.NA.AAA.3 Index	0.080	12/13/2049	11,471	(470)	427	0	(43)
	CMBX.NA.AAA.4 Index	0.350	02/17/2051	191	(9)	9	0	0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	45,000	(991)	125	0	(866)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(609)	9	0	(600)
GST	CMBX.NA.AAA.4 Index	0.350	02/17/2051	667	(33)	32	0	(1)
MYC	CMBX.NA.AAA.7 Index	0.500	01/17/2047	50,000	(1,889)	388	0	(1,501)

					$(9,707)	$2,424	$0	$(7,283)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.576%	08/13/2015	$710,000	$0	$480	$480	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.579	08/13/2015	421,000	0	272	272	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.590	09/14/2015	707,000	0	291	291	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.610	09/14/2015	387,370	0	82	82	0
JPM	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.575	08/13/2015	743,000	0	507	507	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.578	08/13/2015	337,000	0	221	221	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.590	09/14/2015	793,000	0	327	327	0

						$0	$2,180	$2,180	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$23,552		$43	$43	$0
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	5,766		10	10	0
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	14,741		27	27	0

								$80	$80	$0

Total Swap Agreements							$(9,707)	$4,684	$2,260	$(7,283)

(j)	Securities with an aggregate market value of $13,854 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,233	$0	$6,233
U.S. Government Agencies	0	541,278	0	541,278
U.S. Treasury Obligations	0	351,671	0	351,671
Mortgage-Backed Securities	0	492,547	39,126	531,673
Asset-Backed Securities	0	433,253	0	433,253
Real Estate Investment Trusts
Financials	31,229	0	0	31,229
Short-Term Instruments
Repurchase Agreements	0	15,449	0	15,449
U.S. Treasury Bills	0	11,872	0	11,872
	$31,229	$1,852,303	$39,126	$1,922,658

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$101,632	$0	$0	$101,632

Total Investments	$132,861	$1,852,303	$39,126	$2,024,290

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(322,457)	0	(322,457)
U.S. Treasury Obligations	0	(50,202)	0	(50,202)
	$0	$(372,659)	$0	$(372,659)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	129	0	129
Over the counter	0	8,186	0	8,186
	$0	$8,315	$0	$8,315

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(55)	0	(55)
Over the counter	0	(15,959)	0	(15,959)

	$0	$(16,014)	$0	$(16,014)

Totals	$132,861	$1,471,945	$39,126	$1,643,932

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (2)
Investments in Securities, at Value
Mortgage-Backed Securities	$42,387	$0	$(710)	$35	$77	$(266)	$0	$(2,397)	$39,126	$(55)

Financial Derivative Instruments - Assets
Over the counter	$1,146	$0	$(978)	$0	$978	$(1,146)	$0	$0	$0	$0

Totals	$43,533	$0	$(1,688)	$35	$1,055	$(1,412)	$0	$(2,397)	$39,126	$(55)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$17,023	Proxy Pricing	Base Price	102.63
	22,103	Third Party Vendor	Broker Quote	82.00 - 87.00

Total	$39,126

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 164.6%
U.S. GOVERNMENT AGENCIES 150.6%
Fannie Mae
0.000% due 07/25/2022 (b)(c)	$13	$12
0.253% due 12/25/2036	2,358	2,354
0.307% due 03/25/2034	577	575
0.337% due 08/25/2034	43	43
0.427% due 06/25/2033	36	35
0.447% due 06/25/2032	171	165
0.487% due 03/25/2018	87	87
0.527% due 11/25/2032	75	73
0.585% due 04/18/2028	2	2
0.637% due 05/25/2023 - 07/25/2036	1,365	1,372
0.687% due 03/25/2017 - 03/25/2032	360	365
0.837% due 02/25/2024	195	198
1.179% due 05/01/2033	188	196
1.187% due 04/25/2023 - 04/25/2032	161	166
1.300% due 02/01/2036	305	305
1.346% due 08/01/2042 - 10/01/2044	1,172	1,200
1.710% due 08/01/2027	343	365
1.748% due 03/01/2032	53	56
1.892% due 01/01/2035	297	311
1.910% due 03/01/2035	7	7
1.914% due 01/01/2035	69	73
1.915% due 01/01/2035	94	98
1.917% due 02/01/2035	57	60
1.920% due 12/01/2034	27	29
1.925% due 09/01/2034 - 05/01/2035	904	954
1.930% due 01/01/2035	109	114
1.935% due 02/01/2035	118	125
1.942% due 04/01/2035	192	203
1.953% due 12/01/2034	9	10
1.961% due 10/01/2035	20	22
1.975% due 11/01/2034	26	27
1.976% due 01/01/2035	47	50
1.977% due 03/01/2035	42	44
2.000% due 01/01/2028 - 09/01/2029	1,026	1,020
2.054% due 10/01/2035	75	80
2.056% due 11/01/2035	97	102
2.121% due 03/01/2035	29	31
2.195% due 02/01/2035	33	35
2.202% due 05/25/2035	208	215
2.217% due 02/01/2035	66	71
2.219% due 12/01/2034	442	464
2.237% due 09/01/2035	306	326
2.250% due 03/01/2027	53	54
2.260% due 10/01/2028	9	9
2.262% due 02/01/2035	58	62
2.263% due 07/01/2035	105	111
2.275% due 12/01/2035	332	335
2.310% due 07/01/2035	53	57
2.337% due 02/01/2035	48	52
2.354% due 03/01/2023	1,527	1,518
2.371% due 04/01/2033	110	117
2.412% due 05/01/2035	152	161
2.437% due 06/01/2030	8	8
2.478% due 01/25/2022 (a)	6,917	727
2.500% due 06/01/2028 - 05/01/2030	5,134	5,204
2.574% due 07/01/2035	96	103
2.630% due 10/01/2032	231	233
2.919% due 05/01/2023	6	6
3.000% due 06/01/2029 - 08/01/2045	31,490	31,568
3.330% due 07/01/2022	732	770
3.500% due 07/01/2030 - 08/01/2045	29,618	30,681
3.600% due 08/01/2023	454	484
3.813% due 10/25/2041	144	144
4.000% due 09/01/2018 - 10/01/2044	23,993	25,532
4.500% due 06/01/2018 - 08/01/2041	7,489	7,848
5.000% due 01/01/2019 - 07/01/2045	1,990	2,165
5.075% due 11/01/2018	1	1
5.181% due 11/01/2035	64	67
5.369% due 11/01/2035	104	111
5.413% due 06/25/2044 (a)	1,666	271
5.500% due 08/01/2024 - 08/01/2045	2,489	2,806
5.874% due 03/25/2043	282	283
5.990% due 08/01/2017	1,052	1,053
6.000% due 07/01/2017 - 11/01/2040	6,785	7,710
6.500% due 06/01/2021 - 11/01/2037	1,829	2,125

7.000% due 09/25/2023	19	21
7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	12	13
Federal Housing Administration
7.430% due 06/01/2019	36	36
Freddie Mac
0.436% due 05/15/2035	82	83
0.586% due 06/15/2032 - 12/15/2032	110	110
0.636% due 12/15/2031	114	116
0.686% due 09/15/2030	12	12
0.955% due 01/25/2023 (a)	23,344	1,156
1.086% due 02/15/2021	226	229
1.169% due 11/25/2022 (a)	10,560	652
1.250% due 10/02/2019 (f)	3,100	3,057
1.346% due 02/25/2045	334	340
1.411% due 04/25/2021 (a)	6,756	407
1.502% due 11/25/2019 (a)	3,903	191
1.557% due 11/25/2019 (a)	36,029	1,909
1.950% due 02/01/2018	14	15
2.208% due 02/01/2035	10	10
2.249% due 01/01/2035	70	75
2.250% due 03/01/2035	12	12
2.372% due 09/01/2035	315	330
2.373% due 01/01/2034	23	25
2.375% due 11/01/2031	35	38
2.454% due 02/01/2028	56	57
2.458% due 08/01/2036	47	50
2.487% due 02/01/2035	12	13
2.489% due 02/01/2035	30	32
2.496% due 04/01/2035	114	121
2.498% due 04/01/2035	70	74
2.515% due 05/01/2032	18	19
2.525% due 03/01/2035	23	25
2.668% due 06/01/2035	45	48
2.807% due 11/01/2028	2	2
2.913% due 08/01/2025	2	2
3.000% due 01/01/2043 - 06/01/2045	7,594	7,543
3.500% due 12/15/2022 - 08/01/2045	9,000	9,217
4.000% due 01/01/2041 - 08/01/2045	14,888	15,718
4.500% due 03/15/2021 - 08/01/2045	11,000	11,866
5.000% due 10/01/2029 - 07/01/2041	8,183	9,033
5.500% due 12/01/2017 - 06/01/2040	5,064	5,665
6.000% due 11/01/2027 - 07/01/2045	3,274	3,711
6.500% due 12/15/2023 - 05/15/2028	330	375
8.000% due 06/15/2026	7	9
11.776% due 05/15/2035	283	312
15.264% due 05/15/2041	502	597
Ginnie Mae
0.385% due 02/16/2032 - 07/16/2032	46	46
0.435% due 08/16/2032	224	224
0.735% due 04/16/2032	126	127
0.902% due 09/20/2063	1,083	1,096
1.182% due 04/20/2063 - 08/20/2063	4,343	4,454
1.482% due 09/20/2063	931	970
1.625% due 06/20/2017 - 08/20/2026	14	15
2.000% due 02/20/2017 - 03/20/2043	96	92
2.500% due 12/20/2021	3	3
3.000% due 08/01/2045	9,000	9,046
3.500% due 02/20/2018 - 08/01/2045	18,001	18,606
4.000% due 03/20/2016 - 08/01/2045	19,209	20,318
4.500% due 01/15/2035 - 08/01/2045	10,868	11,753
5.000% due 11/20/2034 - 08/20/2044	9,878	10,959
5.500% due 09/15/2033 - 12/15/2039	554	626
6.000% due 05/20/2042	173	196
6.500% due 07/15/2024 - 08/15/2038	616	707
7.500% due 08/15/2027	1	1

Total U.S. Government Agencies (Cost $283,962)		286,983

MORTGAGE-BACKED SECURITIES 8.7%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	118	124
Banc of America Funding Ltd.
0.443% due 10/03/2039	244	241
Banc of America Funding Trust
0.477% due 05/20/2035 ^	111	77
2.933% due 01/20/2047 ^	613	522
Banc of America Mortgage Trust
3.547% due 07/20/2032	38	39
Bear Stearns ALT-A Trust
4.184% due 11/25/2036 ^	1,275	980
CBA Commercial Small Balance Commercial Mortgage
0.467% due 12/25/2036	213	181
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.467% due 01/25/2035	62	57

Citigroup Mortgage Loan Trust, Inc.
0.985% due 08/25/2035 ^	1,065	836
Countrywide Alternative Loan Trust
0.387% due 07/20/2046 ^	135	101
0.397% due 05/25/2035	674	560
0.417% due 08/25/2046 ^	3	3
0.437% due 09/25/2046 ^	405	183
0.437% due 10/25/2046 ^	96	65
0.457% due 05/25/2036 ^	33	28
0.467% due 09/20/2046	347	123
0.527% due 10/25/2046 ^	263	30
0.557% due 11/25/2035 ^	8	6
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 02/25/2035	10	8
0.477% due 04/25/2035	360	300
0.487% due 04/25/2046 ^	70	41
0.527% due 03/25/2036	100	52
0.537% due 02/25/2036 ^	35	28
1.107% due 09/25/2034	311	225
1.934% due 06/19/2031	96	87
2.450% due 04/25/2035	855	716
Credit Suisse Commercial Mortgage Trust
4.792% due 05/27/2053	491	479
Credit Suisse First Boston Mortgage Securities Corp.
2.400% due 09/25/2034	435	428
DBUBS Mortgage Trust
3.742% due 11/10/2046	4,138	4,185
GreenPoint Mortgage Funding Trust
0.387% due 10/25/2046	366	255
0.387% due 12/25/2046 ^	336	202
0.457% due 04/25/2036 ^	41	25
0.507% due 09/25/2046 ^	372	199
0.527% due 10/25/2046	364	204
GSR Mortgage Loan Trust
0.447% due 08/25/2046	319	138
HarborView Mortgage Loan Trust
0.438% due 09/19/2046 ^	15	1
HomeBanc Mortgage Trust
0.367% due 12/25/2036	259	226
IndyMac Mortgage Loan Trust
0.387% due 11/25/2046	335	237
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	1,034	1,064
LB Commercial Mortgage Trust
5.517% due 07/15/2044	99	105
Lehman XS Trust
0.507% due 11/25/2046 ^	371	169
MASTR Adjustable Rate Mortgages Trust
0.487% due 05/25/2047 ^	365	227
0.527% due 05/25/2047 ^	365	169
MASTR Alternative Loan Trust
0.587% due 03/25/2036	1,215	298
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031	132	129
Residential Accredit Loans, Inc. Trust
0.387% due 12/25/2046 ^	352	239
0.417% due 05/25/2037 ^	90	25
0.457% due 05/25/2046 ^	318	185
3.177% due 08/25/2035 ^	224	124
Sequoia Mortgage Trust
0.888% due 10/19/2026	104	102
0.947% due 10/20/2027	18	17
Structured Asset Mortgage Investments Trust
0.848% due 09/19/2032	49	48
Thornburg Mortgage Securities Trust
2.356% due 09/25/2037	140	138
UBS-Barclays Commercial Mortgage Trust
1.467% due 04/10/2046 (a)	3,417	249
WaMu Commercial Mortgage Securities Trust
5.515% due 03/23/2045	419	428
WaMu Mortgage Pass-Through Certificates Trust
0.407% due 07/25/2046 ^	9	0
0.687% due 07/25/2044	222	206
0.887% due 12/25/2045	335	146
Washington Mutual Mortgage Pass-Through Certificates Trust
0.437% due 07/25/2046 ^	39	17
0.928% due 04/25/2047 ^	119	17
Wells Fargo Commercial Mortgage Trust
2.240% due 10/15/2045 (a)	3,350	327

Total Mortgage-Backed Securities (Cost $17,057)		16,621

ASSET-BACKED SECURITIES 5.1%
ALM Ltd.
1.507% due 02/13/2023	800	800

Amortizing Residential Collateral Trust
0.767% due 07/25/2032	25	24
0.887% due 10/25/2031	15	14
Amresco Residential Securities Corp. Mortgage Loan Trust
0.682% due 06/25/2028	149	140
0.742% due 06/25/2027	55	53
0.742% due 09/25/2027	129	126
0.817% due 09/25/2028	367	344
Centex Home Equity Loan Trust
0.487% due 01/25/2032	18	17
CIT Group Home Equity Loan Trust
0.720% due 06/25/2033	90	85
Conseco Finance Home Equity Loan Trust
1.686% due 05/15/2032	522	514
Countrywide Asset-Backed Certificates
0.867% due 06/25/2033	155	151
Dryden Senior Loan Fund
1.445% due 01/15/2022	990	990
EMC Mortgage Loan Trust
0.937% due 08/25/2040	94	93
GSAA Home Equity Trust
0.485% due 03/25/2037	419	260
Home Equity Asset Trust
0.785% due 11/25/2032	3	2
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037	918	503
Renaissance Home Equity Loan Trust
0.947% due 12/25/2032	54	51
Salomon Brothers Mortgage Securities, Inc.
1.162% due 10/25/2028	168	166
Saturn CLO Ltd.
0.502% due 05/13/2022	227	226
Specialty Underwriting & Residential Finance Trust
0.867% due 01/25/2034	35	30
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	83	87
Voya CLO Ltd.
1.575% due 10/15/2022	5,000	4,999

Total Asset-Backed Securities (Cost $9,451)		9,675

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		455

Total Short-Term Instruments (Cost $455)		455

Total Investments in Securities (Cost $310,925)		313,734

	SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short-Term Floating NAV Portfolio III	3,514,156	34,853

Total Short-Term Instruments (Cost $34,846)		34,853

Total Investments in Affiliates (Cost $34,846)		34,853

Total Investments 182.9% (Cost $345,771)		$348,587
Financial Derivative Instruments (e) (0.4%) (Cost or Premiums, net $(783))		(683)
Other Assets and Liabilities, net (82.5%)		(157,365)

Net Assets 100.0%		$190,539

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Zero coupon bond.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$455	Fannie Mae 2.260% due 10/17/2022	$(466)	$455	$455

Total Repurchase Agreements						$(466)	$455	$455

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae*	2.500%	07/01/2045	$1,000	$(959)	$(957)
Fannie Mae*	3.000	07/01/2030	10,000	(10,343)	(10,346)
Fannie Mae*	3.500	07/01/2045	5,000	(5,153)	(5,153)
Fannie Mae*	4.000	07/01/2045	12,800	(13,576)	(13,545)
Fannie Mae*	4.000	08/01/2045	9,600	(10,139)	(10,136)
Fannie Mae*	4.500	08/13/2045	2,000	(2,159)	(2,158)
Fannie Mae*	5.000	07/01/2045	1,000	(1,105)	(1,104)
Fannie Mae*	5.000	08/13/2045	1,000	(1,103)	(1,104)
Fannie Mae*	6.000	07/01/2045	7,000	(7,984)	(7,958)
Fannie Mae*	6.500	07/01/2045	1,000	(1,152)	(1,150)
Ginnie Mae*	2.500	07/01/2045	4,000	(3,870)	(3,856)
Ginnie Mae*	4.500	07/01/2045	4,000	(4,354)	(4,342)
Ginnie Mae*	5.000	07/01/2045	8,000	(8,857)	(8,854)
U.S. Treasury Notes	1.875	05/31/2022	21,100	(20,855)	(20,880)
U.S. Treasury Notes	2.125	06/30/2022	3,000	(3,006)	(3,010)

Total Short Sales				$(94,615)	$(94,553)

(2)	Payable for short sales includes $34 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Put - OTC Fannie Mae 3.500% due 08/01/2045	$89.000	08/06/2015	$10,000	$0	$0

Total Purchased Options					$0	$0

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200%	02/01/2016	$12,000	$(365)	$(105)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	02/01/2016	12,000	(365)	(605)

							$(730)	$(710)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.500% due 07/01/2045	$103.336	07/07/2015	$1,000	$(3)	$(2)
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.570	07/07/2015	3,000	(11)	(7)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	103.203	07/07/2015	3,000	(10)	(16)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.172	07/07/2015	3,000	(11)	(4)
	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.172	07/07/2015	1,500	(5)	(4)
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.242	07/07/2015	2,000	(6)	(5)
	Put - OTC Fannie Mae 3.500% due 08/01/2045	101.063	08/06/2015	2,000	(7)	(4)

					$(53)	$(42)

Total Written Options					$(783)	$(752)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)%	10/11/2021	$500	$0	$(3)	$0	$(3)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.576%	08/13/2015	$27,000	$0	$18	$18	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.579	08/13/2015	16,000	0	10	10	0
JPM	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.575	08/13/2015	28,000	0	19	19	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.578	08/13/2015	13,000	0	9	9	0

						$0	$56	$56	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	0.000%	01/12/2043	$1,381		$2	$2	$0
FBF	Receive	IOS.FN.300.12 Index	N/A	0.000%	01/12/2043	1,299		2	2	0
	Receive	IOS.FN.300.13 Index	N/A	0.000%	01/12/2044	6,999		12	12	0

								$16	$16	$0

Total Swap Agreements							$0	$69	$72	$(3)

(f)	Securities with an aggregate market value of $764 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
U.S. Government Agencies	$0	$286,947	$36	$286,983
Mortgage-Backed Securities	0	15,316	1,305	16,621
Asset-Backed Securities	0	9,675	0	9,675
Short-Term Instruments
Repurchase Agreements	0	455	0	455
	$0	$312,393	$1,341	$313,734

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,853	$0	$0	$34,853

Total Investments	$34,853	$312,393	$1,341	$348,587

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(70,663)	0	(70,663)
U.S. Treasury Obligations	0	(23,890)	0	(23,890)
	$0	$(94,553)	$0	$(94,553)

Financial Derivative Instruments - Assets
Over the counter	$0	$72	$0	$72

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(755)	$0	$(755)

Totals	$34,853	$217,157	$1,341	$253,351

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 10.1%
U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)	$2,144	$2,154

Total U.S. Treasury Obligations (Cost $2,155)		2,154

	SHARES
EXCHANGE-TRADED FUNDS 1.9%
Energy Select Sector SPDR Fund	5,200	391
ETRACS 2xLeveraged Long Wells Fargo Business Development Co. Index	3,300	67
iShares 20+ Year Treasury Bond ETF	1,000	118
iShares MSCI Emerging Markets ETF	10,000	396

Total Exchange-Traded Funds (Cost $993)		972

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
SHORT-TERM NOTES 3.2%
Federal Home Loan Bank
0.070% due 08/19/2015	$100	100
0.080% due 09/02/2015 - 09/23/2015	600	600
0.085% due 09/11/2015 - 09/16/2015	200	200
0.086% due 09/25/2015	100	100
0.087% due 09/09/2015	200	200
0.089% due 09/18/2015	100	100
0.090% due 09/11/2015	200	200
0.091% due 09/11/2015	100	100

		1,600

U.S. TREASURY BILLS 0.7%
0.016% due 07/09/2015 - 08/06/2015 (a)(e)	368	368

Total Short-Term Instruments (Cost $1,968)		1,968

Total Investments in Securities (Cost $5,116)		5,094

	SHARES
INVESTMENTS IN AFFILIATES 88.6%
MUTUAL FUNDS (c) 78.1%
PIMCO Credit Absolute Return Fund	1,344,254	13,469
PIMCO EqS® Long/Short Fund	410,746	4,958
PIMCO Mortgage Opportunities Fund	994,806	11,072
PIMCO RAE Worldwide Long/Short PLUS Fund	410,912	3,953
PIMCO TRENDS Managed Futures Strategy Fund	488,215	4,980
PIMCO Unconstrained Bond Fund	87,893	979

Total Mutual Funds (Cost $39,723)		39,411

SHORT-TERM INSTRUMENTS 10.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio III	534,815	5,304

Total Short-Term Instruments (Cost $5,304)		5,304

Total Investments in Affiliates (Cost $45,027)		44,715

Total Investments 98.7% (Cost $50,143)		$49,809
Financial Derivative Instruments (d)(f) (0.1%) (Cost or Premiums, net $(12))		(43)
Other Assets and Liabilities, net 1.4%		706

Net Assets 100.0%		$50,472

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (1)
BCY	SPDR S&P 500 ETF Trust	1,000	$(242)	$(236)
KCG	SPDR S&P 500 ETF Trust	3,000	(568)	(552)

			$(810)	$(788)

Total Short Sales			$(810)	$(788)

(1)	Payable for short sales includes $1 of dividends payable.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,750.000	12/18/2015	15	$21	$13
Call - EUREX EURO STOXX 50 Index	4,150.000	12/18/2015	15	4	2

				$25	$15

Total Purchased Options				$25	$15

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - EUREX EURO STOXX 50 Index	3,950.000	12/18/2015	30	$(21)	$(11)

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE Energy Select Sector SPDR	85.000	03/31/2016	25	$(5)	$(3)

Total Written Options				$(26)	$(14)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
30-Day Fed Fund December Futures	Short	12/2015	2	$0	$0	$0
30-Day Fed Fund September Futures	Short	09/2015	2	0	0	0
Call Options Strike @ EUR 164.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	3	0	0	0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	4	(4)	0	0
Volatility S&P 500 Index August Futures	Long	08/2015	4	3	0	0
Volatility S&P 500 Index November Futures	Short	11/2015	2	(1)	0	0
Volatility S&P 500 Index October Futures	Short	10/2015	4	(1)	0	0
VSTOXX Mini November Futures	Long	11/2015	18	1	2	0

Total Futures Contracts				$(2)	$2	$0

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	12/16/2025		$350	$3	$(2)	$0	$0
Pay	28-Day MXN-TIIE	5.980	08/26/2024	MXN	5,800	(7)	(4)	4	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		5,800	0	4	4	0

						$(4)	$(2)	$8	$0

Total Swap Agreements						$(4)	$(2)	$8	$0

(e)	Securities with an aggregate market value of $419 and cash of $810 have been pledged as collateral as of June 30, 2015 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $103 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	47,000		$380	$0	$(4)
	07/2015		$8	EUR	7	0	0
	07/2015		329	INR	20,903	0	(2)
BPS	07/2015		379	JPY	47,000	5	0
	08/2015	JPY	47,000		$379	0	(5)
CBK	07/2015	EUR	300		327	0	(8)
	07/2015	MXN	115		8	0	0
	08/2015	NOK	1,975		252	0	0
	08/2015		$252	NOK	2,015	5	0
FBF	07/2015	KRW	559,905		$517	18	0
JPM	08/2015	GBP	3		5	0	0
RBC	07/2015		$383	MXN	5,897	0	(8)
SCX	07/2015	MXN	5,782		$371	3	0
	08/2015		$257	INR	16,640	3	0
	09/2015		369	MXN	5,782	0	(3)
UAG	07/2015		7	CLP	4,335	0	0
	07/2015		345	EUR	307	0	(3)

Total Forward Foreign Currency Contracts						$34	$(33)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC USD versus TRY	TRY	2.600	08/13/2015		$400	$5	$2
CBK	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/16/2015		25	2	0
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		400	4	4
MSB	Put - OTC GBP versus USD		$1.527	09/25/2015	GBP	400	4	4

							$15	$10

Total Purchased Options							$15	$10

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC USD versus BRL	BRL	3.400	09/01/2015	$500	$(12)	$(4)
	Call - OTC USD versus NOK	NOK	8.233	09/25/2015	600	(7)	(7)
DUB	Put - OTC USD versus BRL	BRL	2.950	09/01/2015	500	(4)	(2)
	Call - OTC USD versus JPY	JPY	125.000	08/24/2015	600	(3)	(3)

						$(26)	$(16)

Total Written Options						$(26)	$(16)

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.230%	01/04/2021	BRL	1,100	$(1)	$0	$0	$(1)
HUS	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,100	1	(1)	0	0

							$0	$(1)	$0	$(1)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	5,137	1-Month USD-LIBOR plus a specified spread	01/15/2016	$7,283		$(109)	$0	$(109)
	Pay	RACNSGT Index	5,105	1-Month USD-LIBOR plus a specified spread	01/15/2016	7,258		90	90	0
BPS	Receive	ERAUSLT Index	7,698	1-Month USD-LIBOR plus a specified spread	01/29/2016	1,766		(34)	0	(34)
	Pay	S&P 500 Total Return Index	454	1-Month USD-LIBOR plus a specified spread	01/29/2016	1,765		32	32	0
JPM	Receive	ERAUSLT Index	50,058	1-Month USD-LIBOR plus a specified spread	01/15/2016	11,446		(187)	0	(187)
	Pay	S&P 500 Total Return Index	2,953	1-Month USD-LIBOR plus a specified spread	01/15/2016	11,426		160	160	0

								$(48)	$282	$(330)

Total Swap Agreements							$0	$(49)	$282	$(331)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$2,154	$0	$2,154
Exchange-Traded Funds	972	0	0	972
Short-Term Instruments
Short-Term Notes	0	1,600	0	1,600
U.S. Treasury Bills	0	368	0	368
	$972	$4,122	$0	$5,094

Investments in Affiliates, at Value
Mutual Funds	39,411	0	0	39,411
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,304	0	0	5,304

	$44,715	$0	$0	$44,715

Total Investments	$45,687	$4,122	$0	$49,809

Short Sales, at Value - Liabilities
Exchange-Traded Funds	$(788)	$0	$0	$(788)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	23	0	25
Over the counter	0	326	0	326
	$2	$349	$0	$351

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14)	0	(14)
Over the counter	0	(380)	0	(380)

	$0	$(394)	$0	$(394)

Totals	$44,901	$4,077	$0	$48,978

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 91.5%
MUNICIPAL BONDS & NOTES 91.2%
ALABAMA 2.6%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	$3,300	$3,344
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,505

		14,849

ARIZONA 0.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,184

CALIFORNIA 13.0%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,678
5.000% due 12/01/2032	3,000	3,383
5.000% due 12/01/2033	3,500	3,912
5.000% due 12/01/2034	3,000	3,332
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,331
5.000% due 04/01/2038	10,000	10,952
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,138
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,006
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,874
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2040	5,000	5,474
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,785
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,471
5.125% due 05/01/2030	1,500	1,645
5.125% due 05/01/2031	1,500	1,640
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	440	443
4.800% due 09/01/2017	865	871
San Ramon Valley Unified School District, California General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018 (a)	2,385	2,303

		73,238

COLORADO 4.7%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,564
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,028
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	10,775
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,024

		26,391

DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	7,500	8,623

FLORIDA 4.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,637
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,151
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,799
JEA Electric System, Florida Revenue Bonds, Series 2013
5.000% due 10/01/2025	2,170	2,533
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	848
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,028

Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,564

		27,560

GEORGIA 4.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.250% due 07/01/2044	5,500	6,192
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,806
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	725

		23,723

ILLINOIS 4.4%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	2,250	2,208
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,500	4,417
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,277
Chicago, Illinois Midway Airport Revenue Bonds, Series 2014
5.000% due 01/01/2041	2,500	2,596
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,112
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,046
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	524
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,721
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (a)	2,945	2,686

		24,587

INDIANA 0.4%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,595
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	550

		2,145

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	572

LOUISIANA 0.1%
St. Tammany Parish, Louisiana Utilities Revenue Notes, Series 2010
5.000% due 08/01/2016	615	645

MARYLAND 2.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	10,000	10,986

		10,986

MASSACHUSETTS 1.7%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
3.408% due 01/01/2016	250	252
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	1,500	1,770
5.000% due 08/15/2030	6,660	7,663

		9,685

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,023

MISSOURI 0.5%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,077
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2015	540	546

		2,623

NEBRASKA 1.8%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,460

Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,340
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	1,250	1,447

		10,247

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,152

NEW JERSEY 1.6%
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2044	1,000	1,025
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	340	360
6.500% due 04/01/2031	500	590
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,828
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,354

		9,157

NEW MEXICO 0.3%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,620	1,684

NEW YORK 13.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,754
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,134
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,461
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,720
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,268
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,260
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,851
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,263
5.000% due 02/01/2028	8,140	9,324
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,511
5.750% due 11/15/2051	5,000	5,694
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.375% due 11/15/2040	2,000	2,096
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	5,000	5,581
New York State Thruway Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	2,000	2,334
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,305

		77,556

NORTH CAROLINA 1.8%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,656
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,695
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,990

		10,341

OHIO 9.2%
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2026	10,370	11,875
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,810
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,156
5.250% due 02/15/2029	2,900	3,334
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	10,000	10,016
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	15,000	15,707

Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	1,700	1,700

		51,598

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,090
5.000% due 06/15/2031	500	541

		1,631

PENNSYLVANIA 3.1%
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	765
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
1.050% due 12/01/2021	10,000	9,967
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,036
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,392

		17,160

RHODE ISLAND 5.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	30,000	29,851

SOUTH CAROLINA 0.5%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,543

TENNESSEE 1.1%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,489
5.000% due 02/01/2024	1,400	1,576

		6,065

TEXAS 8.2%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,017
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,339
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,792
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.020% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	180	204
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2015
4.000% due 05/15/2040	1,250	1,246
Lower Colorado River Authority, Texas Revenue Bonds, Series 2015
5.000% due 05/15/2040	1,500	1,640
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	970
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2026	5,420	6,253
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 09/01/2023	5,000	5,852
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,747
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,444
5.250% due 12/15/2022	3,825	4,379
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,385
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,453
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,440	1,533
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (b)	1,300	1,411

		45,865

UTAH 0.8%
Murray, Utah Revenue Bonds, Series 2005
0.030% due 05/15/2037	4,230	4,230

VIRGINIA 0.8%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,153

Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,304

		4,457

WASHINGTON 1.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,336
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,297

		6,633

Total Municipal Bonds & Notes (Cost $475,603)		512,004

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		1,448

Total Short-Term Instruments (Cost $1,448)		1,448

Total Investments in Securities (Cost $477,051)		513,452

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	2,830,904	28,077

Total Short-Term Instruments (Cost $28,070)		28,077

Total Investments in Affiliates (Cost $28,070)		28,077

Total Investments 96.5% (Cost $505,121)		$541,529
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		51
Other Assets and Liabilities, net 3.5%		19,506

Net Assets 100.0%		$561,086

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Zero coupon bond.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,300	$1,411	0.25%

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$1,448	Fannie Mae 2.260% due 10/17/2022	$(1,482)	$1,448	$1,448

Total Repurchase Agreements						$(1,482)	$1,448	$1,448

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	297	$529	$18	$0

Total Futures Contracts				$529	$18	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin (2)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	$15,600	$802	$61	$61	$0

Total Swap Agreements					$802	$61	$61	$0

(2)	Unsettled variation margin liability of $(28) for closed swap agreements is outstanding at period end.

Cash of $2,978 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$14,849	$0	$14,849
Arizona	0	4,184	0	4,184
California	0	73,238	0	73,238
Colorado	0	26,391	0	26,391
District of Columbia	0	8,623	0	8,623
Florida	0	27,560	0	27,560
Georgia	0	23,723	0	23,723
Illinois	0	24,587	0	24,587
Indiana	0	2,145	0	2,145
Kansas	0	572	0	572
Louisiana	0	645	0	645
Maryland	0	10,986	0	10,986
Massachusetts	0	9,685	0	9,685
Michigan	0	2,023	0	2,023
Missouri	0	2,623	0	2,623
Nebraska	0	10,247	0	10,247
New Hampshire	0	1,152	0	1,152
New Jersey	0	9,157	0	9,157
New Mexico	0	1,684	0	1,684
New York	0	77,556	0	77,556
North Carolina	0	10,341	0	10,341
Ohio	0	51,598	0	51,598
Oregon	0	1,631	0	1,631
Pennsylvania	0	17,160	0	17,160
Rhode Island	0	29,851	0	29,851
South Carolina	0	2,543	0	2,543
Tennessee	0	6,065	0	6,065
Texas	0	45,865	0	45,865
Utah	0	4,230	0	4,230
Virginia	0	4,457	0	4,457
Washington	0	6,633	0	6,633
Short-Term Instruments
Repurchase Agreements	0	1,448	0	1,448
	$0	$513,452	$0	$513,452

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$28,077	$0	$0	$28,077

Total Investments	$28,077	$513,452	$0	$541,529

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$18	$61	$0	$79

Totals	$28,095	$513,513	$0	$541,608

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.6%
MUNICIPAL BONDS & NOTES 86.9%
CALIFORNIA 1.5%
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	$500	$587
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	105

		692

COLORADO 0.9%
Colorado State University System Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	276
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	116

		392

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2021	325	387

FLORIDA 3.4%
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	577
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	858
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	119

		1,554

GUAM 2.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	971

ILLINOIS 1.5%
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2018	650	671

INDIANA 0.3%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	113

LOUISIANA 1.3%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	591

MASSACHUSETTS 2.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2011
5.000% due 10/01/2026	105	123
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,196

		1,319

MICHIGAN 0.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	115

MINNESOTA 0.2%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	110

MISSOURI 1.9%
Metropolitan St. Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	444
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	115

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	321

		880

NEBRASKA 1.9%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	868

NEW JERSEY 3.6%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	161
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	646
5.000% due 03/01/2024	500	535
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	286

		1,628

NEW MEXICO 2.9%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	957
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2009
5.000% due 07/01/2017	330	358

		1,315

NEW YORK 9.9%
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	119
5.000% due 12/15/2026	1,000	1,167
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,600	1,851
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,130
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	209

		4,476

NORTH CAROLINA 5.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,360
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,181

		2,541

OHIO 14.9%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	164
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	233
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	2,435	2,817
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,186
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	861
Ohio State Water Development Authority Revenue Bonds, Series 2005
4.000% due 01/01/2034	1,500	1,502

		6,763

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	108

OREGON 1.5%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	659

PENNSYLVANIA 5.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 06/01/2023	500	575
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	592

Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,148

		2,315

TENNESSEE 2.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,135

TEXAS 14.3%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,132
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	379
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	820
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	571
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	112
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2012
5.000% due 02/15/2020	100	116
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	899
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	229
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,789
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	400	443

		6,490

VIRGINIA 5.2%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2025	1,000	1,193
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	334
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	580	687
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	120

		2,334

WASHINGTON 0.6%
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	111
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	172

		283

WISCONSIN 1.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	120
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	117
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	428

		665

Total Municipal Bonds & Notes (Cost $38,366)		39,375

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (a) 0.7%		296

Total Short-Term Instruments (Cost $296)		296

Total Investments in Securities (Cost $38,662)		39,671

	SHARES
INVESTMENTS IN AFFILIATES 14.4%
SHORT-TERM INSTRUMENTS 14.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%
PIMCO Short-Term Floating NAV Portfolio III	656,319	6,509

Total Short-Term Instruments (Cost $6,510)		6,509

Total Investments in Affiliates (Cost $6,510)		6,509

Total Investments 102.0% (Cost $45,172)		$46,180
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		4
Other Assets and Liabilities, net (2.0%)		(906)

Net Assets 100.0%		$45,278

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$296	Fannie Mae 2.260% due 10/17/2022	$(304)	$296	$296

Total Repurchase Agreements						$(304)	$296	$296

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	5	$10	$1	$0

Total Futures Contracts				$10	$1	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	12/16/2045	$1,400	$72	$(18)	$3	$0

Total Swap Agreements					$72	$(18)	$3	$0

Cash of $240 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$692	$0	$692
Colorado	0	392	0	392
District of Columbia	0	387	0	387
Florida	0	1,554	0	1,554
Guam	0	971	0	971
Illinois	0	671	0	671
Indiana	0	113	0	113
Louisiana	0	591	0	591
Massachusetts	0	1,319	0	1,319
Michigan	0	115	0	115
Minnesota	0	110	0	110
Missouri	0	880	0	880
Nebraska	0	868	0	868
New Jersey	0	1,628	0	1,628
New Mexico	0	1,315	0	1,315
New York	0	4,476	0	4,476
North Carolina	0	2,541	0	2,541
Ohio	0	6,763	0	6,763
Oklahoma	0	108	0	108
Oregon	0	659	0	659
Pennsylvania	0	2,315	0	2,315
Tennessee	0	1,135	0	1,135
Texas	0	6,490	0	6,490
Virginia	0	2,334	0	2,334
Washington	0	283	0	283
Wisconsin	0	665	0	665
Short-Term Instruments
Repurchase Agreements	0	296	0	296
	$0	$39,671	$0	$39,671

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,509	$0	$0	$6,509

Total Investments	$6,509	$39,671	$0	$46,180

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$3	$0	$4

Totals	$6,510	$39,674	$0	$46,184

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.7%
MUNICIPAL BONDS & NOTES 92.7%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$125	$131

NEW YORK 92.6%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,094
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,487
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	867
Build NYC Resource Corp., New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,089
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	480
5.000% due 07/01/2044	1,000	1,069
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	1,000	1,092
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	100
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,795
5.000% due 07/01/2041	1,500	1,601
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	2,000	2,003
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,669
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,047
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,298
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,700
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,149
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,052
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,327
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,808
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,648
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,090
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,495
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	593
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	771
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	837
5.500% due 01/01/2016	1,000	1,022
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,003
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,207
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,840
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,136
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,110
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,972
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,000	5,022
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,092
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,147
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,176

New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,065
5.000% due 07/01/2026	500	519
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,065
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,782
5.000% due 07/01/2038	1,000	1,113
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,113
5.500% due 05/01/2037	400	464
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,683
5.000% due 07/01/2035	500	561
5.500% due 07/01/2040	1,000	1,139
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	578
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,326
5.000% due 12/15/2026	4,000	4,666
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,476
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 02/15/2041	2,500	2,791
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,339
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,615
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,000
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	3,180	3,729
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	493
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,943
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,133
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,138
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	215	224
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,496
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,027

		125,344

Total Municipal Bonds & Notes (Cost $115,394)		125,475

Total Investments in Securities (Cost $115,394)		125,475

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	687,303	6,817

Total Short-Term Instruments (Cost $6,816)		6,817

Total Investments in Affiliates (Cost $6,816)		6,817

Total Investments 97.8% (Cost $122,210)		$132,292
Financial Derivative Instruments (a)(c) 0.0% (Cost or Premiums, net $0)		4
Other Assets and Liabilities, net 2.2%		3,012

Net Assets 100.0%		$135,308

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	67	$99	$4	$0

Total Futures Contracts				$99	$4	$0

Cash of $214 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$131	$0	$131
New York	0	125,344	0	125,344
	$0	$125,475	$0	$125,475

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,817	$0	$0	$6,817

Total Investments	$6,817	$125,475	$0	$132,292

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$0	$0	$4

Totals	$6,821	$125,475	$0	$132,296

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Advantage PLUS Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.4%
BANK LOAN OBLIGATIONS 0.7%
Chrysler Group LLC
3.500% due 05/24/2017		$4,948	$4,949
Community Health Systems, Inc.
3.534% due 12/31/2018		1,389	1,390
HCA, Inc.
2.937% due 03/31/2017		7,325	7,330

Total Bank Loan Obligations (Cost $13,629)			13,669

CORPORATE BONDS & NOTES 24.1%
BANKING & FINANCE 17.9%
Ally Financial, Inc.
6.250% due 12/01/2017		1,800	1,926
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,941
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	5,824
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	1,300	1,615
Banco Santander Chile
1.176% due 04/11/2017		$200	200
3.750% due 09/22/2015		1,400	1,406
Bank of America Corp.
0.604% due 08/15/2016		5,400	5,379
3.750% due 07/12/2016		8,200	8,408
6.500% due 08/01/2016		8,600	9,074
Bank of America N.A.
0.696% due 05/08/2017		13,900	13,885
6.000% due 10/15/2036		1,200	1,424
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,053
7.750% due 04/10/2023		1,200	1,302
14.000% due 06/15/2019 (f)	GBP	4,600	9,440
BBVA Bancomer S.A.
6.500% due 03/10/2021		$4,100	4,449
Bear Stearns Cos. LLC
7.250% due 02/01/2018		15,200	17,217
BPCE S.A.
2.500% due 07/15/2019		8,054	8,134
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	3,600	4,089
Citigroup, Inc.
0.551% due 06/09/2016		$14,500	14,437
1.237% due 07/25/2016		5,000	5,015
1.300% due 04/01/2016		20,545	20,596
5.950% due 05/15/2025 (f)		1,600	1,546
Compass Bank
6.400% due 10/01/2017		7,000	7,620
Eksportfinans ASA
2.000% due 09/15/2015		11,800	11,815
Ford Motor Credit Co. LLC
1.529% due 05/09/2016		4,600	4,627
3.984% due 06/15/2016		3,500	3,582
4.207% due 04/15/2016		3,900	3,989
5.625% due 09/15/2015		8,700	8,779
General Motors Financial Co., Inc.
3.450% due 04/10/2022		15,300	14,982
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		3,805	3,805
GSPA Monetization Trust
6.422% due 10/09/2029		130	144
HBOS PLC
0.787% due 09/01/2016	EUR	100	111
HSBC Bank USA N.A.
6.000% due 08/09/2017		$2,400	2,610
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,250
International Lease Finance Corp.
6.750% due 09/01/2016		950	1,001
Intesa Sanpaolo SpA
2.375% due 01/13/2017		15,000	15,078
IPIC GMTN Ltd.
1.750% due 11/30/2015		2,800	2,818

JPMorgan Chase & Co.
0.902% due 02/26/2016		2,000	2,003
1.177% due 01/25/2018		11,800	11,885
KBC Bank NV
8.000% due 01/25/2023		600	658
LBG Capital PLC
8.000% due 06/15/2020 (f)		560	643
8.500% due 12/17/2021 (f)		700	828
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,391
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		5,000	7,188
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	300	487
Mizuho Bank Ltd.
0.731% due 09/25/2017		$700	699
Morgan Stanley
1.750% due 02/25/2016		10,800	10,844
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	800	730
Navient Corp.
8.450% due 06/15/2018		$7,000	7,797
Novo Banco S.A.
5.875% due 11/09/2015	EUR	3,100	3,465
NRAM PLC
5.625% due 06/22/2017		$3,800	4,146
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	73,900	11,118
2.000% due 01/01/2016		8,900	1,346
2.000% due 04/01/2016		15,600	2,369
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB
4.630% due 09/26/2022		$1,200	1,244
Prudential Covered Trust
2.997% due 09/30/2015		1,680	1,689
Rabobank Group
6.875% due 03/19/2020	EUR	5,100	6,710
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	81,200	12,273
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$4,730	4,743
6.990% due 10/05/2017 (f)		7,100	8,378
Royal Bank of Scotland PLC
9.500% due 03/16/2022		8,100	8,953
13.125% due 03/19/2022	AUD	1,100	972
State Bank of India
4.500% due 07/27/2015		$4,800	4,811
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		3,552	3,698
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,781	1,602
UBS AG
5.125% due 05/15/2024		800	793
7.625% due 08/17/2022		250	293

			357,327

INDUSTRIALS 3.2%
AbbVie, Inc.
1.040% due 11/06/2015		2,200	2,203
1.800% due 05/14/2018		800	798
2.500% due 05/14/2020		400	396
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	198
Actavis Funding SCS
2.350% due 03/12/2018		3,100	3,118
Amgen, Inc.
2.300% due 06/15/2016		2,300	2,326
ArcelorMittal
4.500% due 08/05/2015		500	500
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	7,354
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,440
Daimler Finance North America LLC
1.250% due 01/11/2016		3,200	3,210
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,600
HCA, Inc.
3.750% due 03/15/2019		6,700	6,767
HJ Heinz Co.
1.600% due 06/30/2017 (a)		400	400
2.000% due 07/02/2018 (a)		400	400
2.800% due 07/02/2020 (a)		200	200
3.500% due 07/15/2022 (a)		100	101

3.950% due 07/15/2025 (a)		100	101
5.000% due 07/15/2035 (a)		100	102
5.200% due 07/15/2045 (a)		200	205
McKesson Corp.
0.682% due 09/10/2015		13,500	13,500
MGM Resorts International
6.625% due 07/15/2015		500	501
NBCUniversal Media LLC
2.875% due 04/01/2016		2,200	2,234
QUALCOMM, Inc.
4.650% due 05/20/2035		400	387
4.800% due 05/20/2045		600	575
Reynolds American, Inc.
2.300% due 06/12/2018		300	302
3.250% due 06/12/2020		200	203
4.000% due 06/12/2022		200	204
4.450% due 06/12/2025		900	917
5.700% due 08/15/2035		100	104
5.850% due 08/15/2045		400	422
Schaeffler Holding Finance BV
6.250% due 11/15/2019 (b)		4,000	4,230
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		2,100	2,101

			64,691

UTILITIES 3.0%
AT&T, Inc.
0.900% due 02/12/2016		2,000	2,000
1.212% due 06/30/2020		600	603
2.450% due 06/30/2020		200	196
3.000% due 06/30/2022		800	773
3.400% due 05/15/2025		400	381
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		200	182
BellSouth Corp.
4.821% due 04/26/2021		7,600	7,819
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		200	205
Petrobras Global Finance BV
2.415% due 01/15/2019		400	371
2.643% due 03/17/2017		4,200	4,123
3.163% due 03/17/2020		1,700	1,623
3.250% due 03/17/2017		2,400	2,367
3.750% due 01/14/2021	EUR	400	414
5.875% due 03/01/2018		$2,300	2,352
6.250% due 12/14/2026	GBP	500	700
Shell International Finance BV
0.484% due 11/15/2016		$5,700	5,712
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,357
Verizon Communications, Inc.
1.816% due 09/15/2016		13,383	13,552
2.036% due 09/14/2018		7,500	7,765
3.650% due 09/14/2018		5,100	5,361

			58,948

Total Corporate Bonds & Notes (Cost $476,430)			480,966

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,300	1,729
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		2,180	2,739
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	139
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		1,500	2,193
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	233

			7,033

COLORADO 0.5%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		7,000	9,192

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		1,200	1,302
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	922

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		1,285	1,339
6.725% due 04/01/2035		585	620
7.350% due 07/01/2035		3,500	3,878
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2015		1,500	1,505

			9,566

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022 (d)		1,935	1,395

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040		1,600	1,883

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		1,500	2,241
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		1,700	1,318

			3,559

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		3,700	4,656

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		1,600	1,989

Total Municipal Bonds & Notes (Cost $35,970)			39,273

U.S. GOVERNMENT AGENCIES 12.7%
Fannie Mae
1.747% due 07/01/2035		683	724
1.925% due 03/01/2034		478	502
2.310% due 08/01/2022		200	199
2.323% due 12/01/2034		282	297
2.870% due 09/01/2027		1,000	979
3.500% due 07/25/2031		22,705	22,903
3.820% due 09/01/2021		4,794	5,161
4.000% due 07/01/2045		3,900	4,127
4.500% due 11/01/2015 - 07/01/2042		43,199	46,787
5.000% due 07/01/2032 - 06/01/2042		9,909	10,965
5.500% due 05/01/2023 - 12/01/2040		10,101	11,343
6.000% due 05/01/2036 - 04/01/2041		4,013	4,564
6.500% due 09/01/2036		598	688
Freddie Mac
3.500% due 07/15/2042		5,890	5,776
4.000% due 06/15/2038 - 07/15/2041		69,844	73,025
5.000% due 09/01/2035 - 07/01/2041		6,214	6,848
5.500% due 07/01/2036 - 03/01/2040		2,145	2,401
6.500% due 05/01/2035		814	945
Ginnie Mae
3.500% due 07/01/2045		46,600	48,247
5.000% due 09/15/2037 - 10/15/2040		4,030	4,474
Small Business Administration
5.490% due 03/01/2028		213	236
6.020% due 08/01/2028		2,066	2,341

Total U.S. Government Agencies (Cost $235,465)			253,532

U.S. TREASURY OBLIGATIONS 15.8%
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (j)		48,245	47,261
1.750% due 01/15/2028 (h)(l)		17,165	19,398
2.000% due 01/15/2026 (h)		5,722	6,556
2.375% due 01/15/2025 (h)		37,779	44,387
2.375% due 01/15/2027 (h)		53,965	64,421
U.S. Treasury Notes
1.875% due 11/30/2021 (j)(l)		69,300	68,786
2.125% due 05/15/2025		18,600	18,234
2.375% due 08/15/2024 (j)(l)		45,300	45,480

Total U.S. Treasury Obligations (Cost $323,983)			314,523

MORTGAGE-BACKED SECURITIES 9.1%
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	2,879	3,222

Banc of America Commercial Mortgage Trust
5.749% due 06/10/2049		$7,100	7,508
Banc of America Funding Trust
5.759% due 09/20/2046 ^		11,102	9,290
Bear Stearns Adjustable Rate Mortgage Trust
2.501% due 08/25/2033		399	399
Bear Stearns ALT-A Trust
2.584% due 05/25/2035		395	391
Chase Mortgage Finance Trust
5.465% due 09/25/2036 ^		2,536	2,274
Citigroup Mortgage Loan Trust, Inc.
0.427% due 11/25/2036		1,500	1,340
Countrywide Alternative Loan Trust
0.357% due 11/25/2036		8,992	8,706
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		2,795	2,596
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,385	2,491
5.460% due 09/15/2039		9,625	10,000
Eddystone Finance PLC
1.094% due 04/19/2021	GBP	4,534	7,005
First Horizon Alternative Mortgage Securities Trust
2.312% due 06/25/2036		$7,712	6,336
First Horizon Mortgage Pass-Through Trust
2.747% due 05/25/2034		79	78
Granite Master Issuer PLC
0.387% due 12/20/2054		1,041	1,037
0.750% due 12/20/2054	GBP	5,273	8,251
0.830% due 12/20/2054		3,463	5,427
Granite Mortgages PLC
0.266% due 09/20/2044	EUR	67	75
0.382% due 01/20/2044		78	87
0.892% due 03/20/2044	GBP	968	1,518
0.892% due 06/20/2044		873	1,367
0.949% due 01/20/2044		123	193
0.952% due 09/20/2044		541	846
Greenwich Capital Commercial Funding Corp.
6.013% due 07/10/2038		$2,159	2,207
GS Mortgage Securities Trust
3.365% due 11/10/2047		6,500	6,687
GSR Mortgage Loan Trust
2.682% due 09/25/2035		342	344
IndyMac Mortgage Loan Trust
0.387% due 11/25/2046		19,922	14,116
JPMorgan Alternative Loan Trust
3.002% due 11/25/2036 ^		5,291	4,608
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,227	1,287
JPMorgan Mortgage Trust
2.186% due 07/27/2037		1,233	1,073
2.631% due 04/25/2036 ^		13,339	12,249
2.927% due 07/25/2035		1,910	1,894
5.750% due 01/25/2036 ^		93	83
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,084	3,147
Leek Finance PLC
0.541% due 09/21/2038		226	236
0.852% due 12/21/2037	GBP	2,359	3,864
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045		$514	545
MortgageIT Trust
0.467% due 10/25/2035		14,229	13,072
Nomura Asset Acceptance Corp Alternative Loan Trust
4.976% due 05/25/2035		334	312
Prime Mortgage Trust
6.000% due 06/25/2036 ^		952	855
RBSSP Resecuritization Trust
0.435% due 02/26/2037		4,712	4,445
Sequoia Mortgage Trust
2.770% due 09/20/2046 ^		1,484	1,194
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		1,528	1,548
Thornburg Mortgage Securities Trust
1.616% due 03/25/2044		1,445	1,418
2.003% due 12/25/2044		1,731	1,715
WaMu Mortgage Pass-Through Certificates Trust
2.226% due 06/25/2037 ^		1,478	1,308
2.393% due 01/25/2035		888	897
Wells Fargo Mortgage-Backed Securities Trust
2.623% due 06/25/2035		1,030	1,038
2.641% due 04/25/2036 ^		12,449	12,228
2.683% due 07/25/2036 ^		3,508	3,459
2.695% due 12/25/2034		159	161

Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		5,000	5,159

Total Mortgage-Backed Securities (Cost $175,774)			181,586

ASSET-BACKED SECURITIES 6.7%
Access Group, Inc.
1.577% due 10/27/2025		1,433	1,433
Asset-Backed Securities Corp. Home Equity Loan Trust
0.827% due 07/25/2035		1,200	1,097
Bear Stearns Asset-Backed Securities Trust
0.677% due 07/25/2035		3,655	3,594
0.855% due 06/25/2035		10,000	8,889
Citigroup Mortgage Loan Trust, Inc.
0.787% due 09/25/2035 ^		3,400	2,167
Countrywide Asset-Backed Certificates
1.237% due 08/25/2035		8,500	7,595
Fremont Home Loan Trust
0.677% due 07/25/2035		200	178
Hillmark Funding Ltd.
0.531% due 05/21/2021		3,096	3,055
IXIS Real Estate Capital Trust
0.527% due 02/25/2036		659	651
JPMorgan Mortgage Acquisition Trust
0.427% due 05/25/2036		11,900	10,680
Lehman XS Trust
0.327% due 02/25/2037 ^		9,954	9,013
Merrill Lynch Mortgage Investors Trust
0.297% due 08/25/2037		19,998	11,970
Morgan Stanley Home Equity Loan Trust
0.417% due 04/25/2037		4,708	2,866
Penta CLO S.A.
0.268% due 06/04/2024	EUR	813	897
Residential Asset Mortgage Products Trust
0.527% due 03/25/2036		$10,000	7,417
Securitized Asset-Backed Receivables LLC Trust
0.437% due 05/25/2036		13,497	7,852
SLM Private Education Loan Trust
3.436% due 05/16/2044		3,228	3,383
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	10,043	11,033
1.777% due 04/25/2023		$2,709	2,782
South Carolina Student Loan Corp.
1.033% due 03/02/2020		2,729	2,740
1.283% due 09/03/2024		1,400	1,417
South Texas Higher Education Authority, Inc.
0.784% due 10/01/2020		3,240	3,240
SpringCastle America Funding LLC
2.700% due 05/25/2023		15,507	15,608
Structured Asset Investment Loan Trust
1.312% due 07/25/2033		4,538	4,348
Structured Asset Securities Corp. Mortgage Loan Trust
0.397% due 02/25/2037		6,684	5,948
0.527% due 02/25/2036		1,500	1,347
Venture CDO Ltd.
0.496% due 07/22/2021		3,067	3,025

Total Asset-Backed Securities (Cost $134,809)			134,225

SOVEREIGN ISSUES 13.1%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	100	61
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	1,860
6.369% due 06/16/2018		$7,000	7,525
6.500% due 06/10/2019		400	433
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	178,900	53,756
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		23,700	6,876
10.000% due 01/01/2025		173,800	48,390
Export-Import Bank of Korea
4.000% due 01/29/2021		$6,300	6,718
4.125% due 09/09/2015		5,900	5,938
Italy Buoni Poliennali Del Tesoro
2.450% due 03/26/2016 (e)	EUR	6,430	7,261
3.750% due 09/01/2024		20,600	25,741
4.000% due 02/01/2037		7,500	9,387
4.500% due 03/01/2024		1,000	1,315
4.750% due 09/01/2044		7,450	10,468
5.000% due 09/01/2040		6,900	9,884
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,218
Province of Ontario
4.400% due 06/02/2019	CAD	3,000	2,699
5.500% due 06/02/2018		1,200	1,086

Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,406
Republic of Greece Government International Bond
3.000% due 02/24/2027	EUR	500	224
3.000% due 02/24/2028		2,200	979
4.500% due 11/08/2016	JPY	890,000	3,981
4.750% due 04/17/2019	EUR	3,600	2,250
Slovenia Government International Bond
5.250% due 02/18/2024		$5,100	5,584
Spain Government International Bond
1.600% due 04/30/2025	EUR	50	53
2.750% due 10/31/2024		30,700	35,603
5.150% due 10/31/2044		3,700	5,519

Total Sovereign Issues (Cost $285,828)			260,215

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (f)		2,700	3,173

Total Convertible Preferred Securities (Cost $3,316)			3,173

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		7,400	9,197

Total Preferred Securities (Cost $7,622)			9,197

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.5%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.126% due 05/16/2016		$7,000	6,977

COMMERCIAL PAPER 0.7%
ENI Finance USA, Inc.
0.557% due 10/26/2015		14,600	14,599

REPURCHASE AGREEMENTS (g) 0.0%			203

JAPAN TREASURY BILLS 10.4%
0.000% due 07/21/2015 - 09/24/2015 (c)(d)	JPY	25,270,000	206,491

U.S. TREASURY BILLS 5.1%
0.022% due 07/23/2015 - 11/12/2015 (c)(l)		$101,787	101,786

Total Short-Term Instruments (Cost $332,408)			330,056

Total Investments in Securities (Cost $2,025,234)			2,020,415

	SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio III		24,418,047	242,178

Total Short-Term Instruments (Cost $242,196)			242,178

Total Investments in Affiliates (Cost $242,196)			242,178

Total Investments 113.5% (Cost $2,267,430)			$2,262,593
Financial Derivative Instruments (i)(k) (1.1%) (Cost or Premiums, net $(11,002))			(45,364)
Other Assets and Liabilities, net (12.4%)			(224,435)

Net Assets 100.0%			$1,992,794

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$203	Fannie Mae 2.260% due 10/17/2022	$(211)	$203	$203

Total Repurchase Agreements						$(211)	$203	$203

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.270%	04/10/2015	07/10/2015	$(73,411)	$(73,455)
	0.270	06/12/2015	07/10/2015	(45,827)	(45,834)

Total Reverse Repurchase Agreements					$(119,289)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $155,134 at a weighted average interest rate of 0.214%.

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$74,300	$(74,472)	$(73,853)
Fannie Mae	3.500	07/01/2045	66,300	(68,892)	(68,199)
Fannie Mae	3.500	08/01/2045	29,000	(29,698)	(29,754)
Fannie Mae	4.000	07/01/2045	43,000	(45,755)	(45,502)
Fannie Mae	4.000	08/01/2045	143,000	(150,972)	(150,986)

				$(369,789)	$(368,294)

Total Short Sales				$(369,789)	$(368,294)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $118,002 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$127.000	08/21/2015	100	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/21/2015	1,996	17	33

				$18	$34

Total Purchased Options				$18	$34

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,765	$1,967	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	3,145	(3,268)	79	0
90-Day Eurodollar June Futures	Short	06/2016	57	(24)	1	0
90-Day Eurodollar March Futures	Short	03/2016	490	(226)	6	0
90-Day Eurodollar September Futures	Short	09/2015	429	(172)	0	(5)
90-Day Eurodollar September Futures	Short	09/2016	8	(3)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	286	(222)	0	(550)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	417	(1,883)	377	(1,144)
U.S. Treasury 5-Year Note September Futures	Short	09/2015	1,375	203	54	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	4,936	(4,267)	0	(154)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	57	119	3	0

Total Futures Contracts				$(7,776)	$520	$(1,853)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$154,044	$9,812	$(710)	$779	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	13,900	201	(59)	14	0

				$10,013	$(769)	$793	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$560,500	$(790)	$(257)	$38	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		57,500	(380)	(211)	4	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		572,200	(1,235)	(509)	28	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,019,000	(6,021)	(1,392)	220	0
Receive	3-Month USD-LIBOR	2.500	06/17/2022		2,700	(71)	24	26	0
Pay	3-Month USD-LIBOR	2.500	06/17/2022		2,700	71	17	0	(2)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		830,100	3,490	(578)	50	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		9,000	71	(1)	7	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		2,500	(23)	5	0	(1)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	152,850	7,589	10,952	0	(1,763)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,100	(103)	14	0	(122)
Receive	6-Month GBP-LIBOR	1.500	09/16/2020		37,600	848	803	0	(319)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	131,900	(44)	79	44	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		326,300	82	75	115	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		70,200	(20)	(120)	32	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		251,500	(88)	(88)	114	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		99,000	(26)	(26)	45	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		128,600	(82)	(281)	58	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		174,000	(201)	(113)	79	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		204,000	(304)	(503)	94	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		18,500	(6)	(35)	10	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		38,400	(50)	(84)	24	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		138,200	(316)	(316)	92	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		220,000	(472)	(480)	147	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		16,700	15	12	12	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		137,200	3	3	95	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		42,800	(4)	(4)	15	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		88,300	59	59	62	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		7,000	(8)	(3)	7	0

						$1,984	$7,042	$1,418	$(2,207)

Total Swap Agreements						$11,997	$6,273	$2,211	$(2,207)

(4)	Unsettled variation margin liability of $(226) for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $56,076 and cash of $6,709 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	8,216,208		$7,395	$45	$0
	07/2015	MXN	28,838		1,836	2	0
	07/2015		$3,701	KRW	4,108,104	0	(18)
	07/2015		354	MXN	5,456	0	(7)
	05/2016	BRL	50,257		$14,331	0	(283)
	06/2016	EUR	43,010		58,885	10,586	0
	06/2016		$47,148	EUR	43,010	1,575	(424)
BPS	07/2015	BRL	22,066		$7,142	45	0
	07/2015	CAD	401		321	0	0
	07/2015	DKK	1,620		236	0	(7)
	07/2015	JPY	22,360,622		184,846	2,910	(793)
	07/2015	MXN	26,407		1,702	22	0
	07/2015		$6,911	BRL	22,066	190	(4)
	07/2015		13,963	JPY	1,748,600	325	0
	07/2015		315	MXN	4,916	0	(3)
	08/2015		6,913	BRL	21,700	0	(14)
	09/2015	JPY	8,700,000		$70,614	0	(554)
	10/2015	BRL	45,000		17,954	3,948	0
	01/2016		54,000		20,975	4,676	0
	01/2016	DKK	22,725		3,536	122	0
BRC	07/2015	ZAR	4,509		369	0	0
	06/2016	EUR	8,027		11,038	2,020	0
CBK	07/2015	AUD	3,063		2,335	0	(28)
	07/2015	BRL	53,987		17,401	36	0
	07/2015		$17,025	BRL	53,987	339	0
	07/2015		2,163	EUR	1,927	0	(15)
	08/2015	DKK	1,565		$240	6	0
	09/2015	JPY	4,400,000		35,689	0	(297)
	09/2015		$34,388	MXN	543,626	0	(17)
	05/2016	BRL	59,444		$17,025	0	(259)
DUB	07/2015		47,838		15,767	380	0
	07/2015	GBP	28,677		43,944	0	(1,115)
	07/2015	KRW	24,629,165		22,742	758	0
	07/2015	MXN	201,721		13,196	366	0
	07/2015		$17,633	BRL	47,838	0	(2,246)
	08/2015	EUR	4,100		$5,495	922	0
	10/2015	BRL	37,000		14,176	2,660	0
	10/2015	DKK	7,978		1,234	39	0
	01/2016		53,711		8,290	221	0
	02/2016	EUR	1,800		2,422	408	0
	06/2016		4,472		6,123	1,101	0
	06/2016		$5,933	EUR	4,472	21	(933)
FBF	07/2015		303	MXN	4,650	0	(8)
	09/2015		1,339	CNY	8,230	2	0
	10/2015	BRL	90,000		$33,689	5,676	0
GLM	07/2015		24,102		9,288	1,536	0
	07/2015	CAD	11,995		9,656	52	0
	07/2015	INR	124,597	EUR	1,748	0	(9)
	07/2015		$7,526	BRL	24,102	226	0
	07/2015		81,735	JPY	10,109,122	866	0
	07/2015		7,115	MXN	108,500	0	(214)
	08/2015	EUR	1,757		$1,967	8	0
	08/2015	JPY	9,209,122		74,447	0	(829)
	10/2015	DKK	20,045		3,102	98	0
	01/2016		15,863		2,462	79	0
	07/2016	BRL	18,702		5,219	0	(118)
HUS	07/2015		55,385		17,302	0	(511)
	07/2015	SGD	318		234	0	(2)
	07/2015		$17,851	BRL	55,384	0	(37)
	10/2015	DKK	13,394		$2,079	73	0
JPM	07/2015	EUR	28,195		31,495	119	(58)
	07/2015	INR	132,723	EUR	1,862	0	(9)
	07/2015		$10,039	CAD	12,396	0	(114)
	07/2015		2,682	EUR	2,362	0	(49)
	07/2015		4,851	GBP	3,092	22	(15)
	08/2015	CAD	12,396		$10,034	114	0
	10/2015	DKK	32,320		4,960	118	(1)
	10/2015		$36,215	BRL	113,950	0	(747)
	01/2016	BRL	61,800		$20,003	1,350	0
	05/2016		68,686		19,485	0	(486)
MSB	07/2015		18,702		5,806	0	(209)
	07/2015		$5,847	BRL	18,702	170	(2)
	07/2015		188,971	EUR	168,864	0	(713)
	08/2015	EUR	168,864		$189,050	711	0
	05/2016	BRL	16,876		4,789	0	(118)
	06/2016	EUR	11,316		15,563	2,857	0
	06/2016		$12,310	EUR	11,316	397	0
NAB	06/2016	EUR	24,570		$33,736	6,141	0
	06/2016		$13,154	EUR	12,136	479	0
	07/2016	EUR	18,090		$24,541	4,194	0
	07/2016		$19,886	EUR	18,090	461	0
NGF	07/2015		33,796	MXN	522,446	0	(568)
SCX	07/2015	EUR	3,610	INR	257,321	18	0
	07/2015	KRW	10,188,994		$9,157	62	0
	07/2015	MXN	271,497		17,416	148	0
	09/2015	HKD	3,721		480	0	0
	09/2015		$17,314	MXN	271,497	0	(149)
SOG	10/2015	BRL	41,800		$13,669	659	0
TDM	07/2015		39,943		12,879	32	0
	07/2015		$12,874	BRL	39,943	0	(27)
UAG	07/2015	EUR	175,235		$191,168	8	(4,201)
	07/2015	JPY	1,667,100		13,482	0	(140)
	07/2015	MXN	122,476		7,988	199	0
	07/2015	SGD	42,125		31,507	240	0
	07/2015		$34,219	EUR	30,277	0	(465)
	07/2015		40,170	GBP	25,585	31	0
	07/2015		321	MXN	4,970	0	(5)
	08/2015	GBP	25,585		$40,161	0	(30)
	08/2015		$626	INR	40,351	4	0
	10/2015		31,724	BRL	99,850	0	(645)
	01/2016	BRL	63,100		$22,666	3,620	0
	01/2016	DKK	16,265		2,385	0	(58)

Total Forward Foreign Currency Contracts						$64,493	$(17,554)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.500%	08/19/2015	$50,000	$5	$2

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	8,900	$170	$175
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		$7,611	82	81
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		12,150	216	19
	Put - OTC USD versus BRL		3.000	07/09/2015		12,350	216	10
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		10,889	116	117
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		559	53	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		559	53	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		559	53	6
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		18,498	500	85
	Call - OTC USD versus CNH		7.400	02/02/2016		18,498	110	7
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		10,300	180	5
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		18,498	389	56
	Call - OTC USD versus CNH		7.500	02/02/2016		18,498	102	6

							$2,240	$568

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$98,200	$109	$124
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	61,700	68	78
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	115,800	129	149
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	74,000	3,689	3,696
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	59,000	2,945	3,037
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	69,600	529	50
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	600,800	668	757
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	291,200	291	367
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	42,600	47	54
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	507,500	1,193	1,100
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	498,400	1,296	1,144

							$10,964	$10,556

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$38,100	$91	$8

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 08/01/2045	$ 115.719	08/06/2015	$42,000	$1	$0

Total Purchased Options					$13,301	$11,134

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	14,700	$(32)	$(30)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		10,500	(15)	(22)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		14,700	(21)	(30)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		14,100	(18)	(29)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		25,400	(36)	(52)

							$(122)	$(163)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	13,977	$(203)	$(33)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	28,500	(220)	(194)
	Call - OTC EUR versus USD		1.150	08/10/2015		28,500	(387)	(190)
	Put - OTC EUR versus USD		1.050	09/28/2015		8,900	(64)	(69)
	Put - OTC EUR versus USD		1.075	09/28/2015		8,900	(106)	(112)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$866	(19)	(3)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	18,207	(142)	(210)
	Call - OTC EUR versus AUD		1.490	09/28/2015		18,207	(272)	(253)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		$11,417	(70)	(57)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	26,131	(133)	(47)
	Call - OTC CAD versus MXN		13.000	08/04/2015		12,154	(163)	(29)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$24,300	(222)	(2)
	Put - OTC USD versus BRL		2.910	07/09/2015		24,700	(227)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		8,314	(185)	(25)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		16,333	(100)	(82)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		9,180	(295)	(150)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		36,996	(390)	(36)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		20,600	(177)	(2)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		36,996	(339)	(29)

							$(3,714)	$(1,524)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(23)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(48)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(7)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(8)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(7)

						$(1,389)	$(93)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$8,700	$(17)	$(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	33,000	(359)	(204)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	60,100	(730)	(574)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	73,100	(1,334)	(1,009)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	76,000	(1,568)	(982)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	98,700	(1,716)	(1,244)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	16,300	(527)	(45)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	19,000	(56)	(63)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	123,800	(1,750)	(1,182)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	498,800	(1,048)	(1,073)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	498,400	(1,047)	(1,156)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	87,800	(642)	(164)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	87,800	(602)	(434)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	311,000	(5,328)	(3,721)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	54,800	(549)	(1,352)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	25,200	(307)	(107)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	9,200	(104)	(20)

							$(17,684)	$(13,349)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$76,200	$(91)	$(3)

Total Written Options						$(23,000)	$(15,132)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.121%		$6,800	$(135)	$165	$30	$0
	MetLife, Inc.	1.000	09/20/2015	0.112		8,000	(525)	543	18	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		300	(4)	4	0	0
	Republic of Korea	1.000	09/20/2022	0.673		1,700	25	13	38	0
	Spain Government International Bond	1.000	03/20/2020	0.980		19,000	140	(118)	22	0
BPS	Republic of Korea	1.000	09/20/2022	0.673		800	13	5	18	0
BRC	General Electric Capital Corp.	1.000	06/20/2016	0.158		5,800	86	(37)	49	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472		2,000	(34)	45	11	0
	Mexico Government International Bond	1.000	03/20/2016	0.461		5,900	(29)	54	25	0
	Novo Banco S.A.	5.000	12/20/2015	3.279	EUR	5,100	(80)	133	53	0
CBK	Brazil Government International Bond	1.000	09/20/2015	0.841		$1,000	(16)	17	1	0
	Dell, Inc.	1.000	12/20/2019	1.986		5,000	(234)	28	0	(206)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		7,200	(87)	50	0	(37)
	Mexico Government International Bond	1.000	09/20/2015	0.461		800	(12)	13	1	0
	Russia Government International Bond	1.000	09/20/2015	2.462		1,000	(12)	9	0	(3)
DUB	General Electric Capital Corp.	1.000	09/20/2015	0.121		1,200	15	(12)	3	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		600	(14)	15	1	0
	Italy Government International Bond	1.000	09/20/2019	1.166		300	0	(2)	0	(2)
	Mexico Government International Bond	1.000	03/20/2016	0.461		5,400	(26)	49	23	0
FBF	Brazil Government International Bond	1.000	09/20/2015	0.841		1,900	(24)	25	1	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841		2,300	(23)	24	1	0
	Italy Government International Bond	1.000	06/20/2019	1.134		200	(1)	0	0	(1)
	Mexico Government International Bond	1.000	12/20/2016	0.647		100	1	0	1	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		8,300	(20)	24	4	0
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841		2,600	(27)	29	2	0
	China Government International Bond	1.000	12/20/2019	0.787		65,800	478	145	623	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		5,900	(101)	70	0	(31)
	MetLife, Inc.	1.000	09/20/2015	0.112		12,400	(735)	763	28	0
	Mexico Government International Bond	1.000	12/20/2016	0.647		1,900	26	(16)	10	0
	Spain Government International Bond	1.000	03/20/2020	0.980		3,400	23	(19)	4	0
MYC	Brazil Government International Bond	1.000	06/20/2019	2.267		2,400	(80)	(33)	0	(113)
	Italy Government International Bond	1.000	03/20/2020	1.239		1,800	(21)	2	0	(19)
	Novo Banco S.A.	5.000	12/20/2015	3.279	EUR	5,200	(81)	135	54	0
	Republic of Korea	1.000	09/20/2022	0.673		$300	5	2	7	0
	Spain Government International Bond	1.000	03/20/2020	0.980		13,000	97	(82)	15	0
RYL	Mexico Government International Bond	1.000	09/20/2015	0.461		1,900	(22)	25	3	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		500	(5)	5	0	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		400	(6)	7	1	0
	U.S. Treasury Notes	0.250	09/20/2015	0.109	EUR	6,100	(91)	94	3	0

							$(1,536)	$2,174	$1,050	$(412)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$1,512	$(299)	$16	$0	$(283)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,000	268	(17)	251	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,100	280	(16)	264	0
	MCDX-24 5-Year Index	1.000	06/20/2020	1,900	6	(6)	0	0
GST	MCDX-24 5-Year Index	1.000	06/20/2020	1,700	6	(6)	0	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,315	0	27	27	0
MYC	MCDX-24 5-Year Index	1.000	06/20/2020	1,400	4	(4)	0	0

					$265	$(6)	$542	$(283)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,385	$(1)	$82	$81	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		200	1	(20)	0	(19)
	Pay	1-Year BRL-CDI	11.500	01/04/2021	BRL	116,200	(138)	(908)	0	(1,046)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		4,600	(9)	(3)	0	(12)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		20,200	24	(34)	0	(10)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	21,000	(18)	418	400	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	690	5	35	40	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	73,500	(161)	(782)	0	(943)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		35,100	113	(350)	0	(237)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		124,300	(20)	(291)	0	(311)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		40,500	(6)	(14)	0	(20)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	43,000	(8)	852	844	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	7,100	3	(6)	0	(3)
DUB	Pay	1-Year BRL-CDI	12.055	01/04/2021		12,400	2	(33)	0	(31)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		68,400	8	(42)	0	(34)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	300	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		960	1	57	58	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		192	(1)	(1)	0	(2)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		400	3	15	18	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	1,000	(1)	(1)	0	(2)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		5,200	14	4	18	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	7,220	0	(281)	0	(281)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	37,500	(11)	(7)	0	(18)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	39,500	(116)	800	684	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		15,900	(2)	350	348	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		13,400	(2)	128	126	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	31,200	(27)	(51)	0	(78)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		109,000	(38)	(15)	0	(53)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		13,100	32	13	45	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	500	3	19	22	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		750	1	45	46	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	66,700	175	(342)	0	(167)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		33,100	(18)	2	0	(16)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		37,000	128	(378)	0	(250)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		6,200	12	(28)	0	(16)

							$(50)	$(767)	$2,732	$(3,549)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSLT Index	669,808	1-Month USD- LIBOR plus a specified spread	08/14/2015	$144,657		$5,992	$5,992	$0
	Pay	S&P 500 Total Return Index	25,583	1-Month USD- LIBOR plus a specified spread	08/14/2015	90,712		(6,894)	0	(6,894)
	Pay	S&P 500 Total Return Index	368,568	3-Month USD- LIBOR plus a specified spread	08/14/2015	1,323,360		(81,784)	0	(81,784)
	Receive	ERAUSLT Index	320,320	1-Month USD- LIBOR plus a specified spread	11/20/2015	74,150		(2,125)	0	(2,125)
	Receive	ERAUSLT Index	414,673	1-Month USD- LIBOR plus a specified spread	01/29/2016	95,665		(2,426)	0	(2,426)
	Pay	S&P 500 Total Return Index	21,784	1-Month USD- LIBOR plus a specified spread	01/29/2016	84,765		1,677	1,677	0
DUB	Receive	ERAUSLT Index	1,666,112	1-Month USD- LIBOR plus a specified spread	10/05/2015	371,295		3,382	3,382	0
	Pay	S&P 500 Total Return Index	101,777	1-Month USD- LIBOR plus a specified spread	10/05/2015	371,217		(16,987)	0	(16,987)
FBF	Receive	ERAUSLT Index	1,536,341	1-Month USD- LIBOR plus a specified spread	12/15/2015	344,716		817	817	0
JPM	Receive	ERAUSLT Index	4,163,924	1-Month USD- LIBOR plus a specified spread	11/20/2015	925,256		11,032	11,032	0

								$(87,316)	$22,900	$(110,216)

Total Swap Agreements							$(1,321)	$(85,915)	$27,224	$(114,460)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $86,633 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,669	$0	$13,669
Corporate Bonds & Notes
Banking & Finance	0	357,183	144	357,327
Industrials	0	64,691	0	64,691
Utilities	0	58,948	0	58,948
Municipal Bonds & Notes
California	0	7,033	0	7,033
Colorado	0	9,192	0	9,192
Illinois	0	9,566	0	9,566
New Jersey	0	1,395	0	1,395
New York	0	1,883	0	1,883
Ohio	0	3,559	0	3,559
Texas	0	4,656	0	4,656
Washington	0	1,989	0	1,989
U.S. Government Agencies	0	253,532	0	253,532
U.S. Treasury Obligations	0	314,523	0	314,523
Mortgage-Backed Securities	0	181,586	0	181,586
Asset-Backed Securities	0	134,225	0	134,225
Sovereign Issues	0	260,215	0	260,215
Convertible Preferred Securities
Banking & Finance	0	3,173	0	3,173
Preferred Securities
Banking & Finance	0	9,197	0	9,197
Short-Term Instruments
Certificates of Deposit	0	6,977	0	6,977
Commercial Paper	0	14,599	0	14,599
Repurchase Agreements	0	203	0	203
Japan Treasury Bills	0	206,491	0	206,491
U.S. Treasury Bills	0	101,786	0	101,786
	$0	$2,020,271	$144	$2,020,415

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$242,178	$0	$0	$242,178

Total Investments	$242,178	$2,020,271	$144	$2,262,593

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(368,294)	$0	$(368,294)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	520	2,245	0	2,765
Over the counter	0	102,851	0	102,851
	$520	$105,096	$0	$105,616

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,853)	(2,207)	0	(4,060)
Over the counter	0	(147,146)	0	(147,146)

	$(1,853)	$(149,353)	$0	$(151,206)

Totals	$240,845	$1,607,720	$144	$1,848,709

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.1%
BANK LOAN OBLIGATIONS 0.4%
Community Health Systems, Inc.
3.534% due 12/31/2018		$1,985	$1,986
HCA, Inc.
2.937% due 03/31/2017		9,800	9,807

Total Bank Loan Obligations (Cost $11,756)			11,793

CORPORATE BONDS & NOTES 31.7%
BANKING & FINANCE 20.6%
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	2,985
4.750% due 09/10/2018		3,115	3,220
6.250% due 12/01/2017		2,300	2,461
American Honda Finance Corp.
0.771% due 10/07/2016		6,700	6,728
ASIF
3.000% due 02/17/2017	EUR	3,500	4,030
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)		400	448
9.000% due 05/09/2018 (f)		$800	862
Banco del Estado de Chile
4.125% due 10/07/2020		4,200	4,456
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,820
6.000% due 01/22/2020		800	858
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	7,600	9,443
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	304
Banco Santander Chile
1.875% due 01/19/2016		1,000	1,003
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	4,400	4,780
Bank of America Corp.
0.604% due 08/15/2016		$400	398
0.892% due 08/25/2017		14,000	13,980
1.101% due 03/22/2016		18,800	18,845
2.650% due 04/01/2019		33,600	34,005
5.650% due 05/01/2018		1,800	1,978
7.625% due 06/01/2019		2,300	2,730
Bank of America N.A.
0.745% due 11/14/2016		31,800	31,826
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.692% due 03/10/2017		17,100	17,094
Bankia S.A.
3.500% due 01/17/2019	EUR	200	233
Barclays Bank PLC
7.750% due 04/10/2023		$800	868
14.000% due 06/15/2019 (f)	GBP	12,900	26,472
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,200	2,252
6.500% due 03/10/2021		200	217
6.750% due 09/30/2022		8,100	8,940
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,600	5,225
Citigroup, Inc.
0.551% due 06/09/2016		$11,100	11,052
0.954% due 11/15/2016		15,500	15,530
1.237% due 07/25/2016		19,400	19,460
4.450% due 01/10/2017		600	627
5.950% due 05/15/2025 (f)		2,800	2,706
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		300	301
5.500% due 05/25/2016		100	103
5.500% due 06/26/2017		200	212
Ford Motor Credit Co. LLC
0.726% due 11/08/2016		11,700	11,677
1.500% due 01/17/2017		4,480	4,476
2.500% due 01/15/2016		6,400	6,452
3.984% due 06/15/2016		2,915	2,984
4.207% due 04/15/2016		5,285	5,406
4.250% due 02/03/2017		5,148	5,352

General Motors Financial Co., Inc.
3.450% due 04/10/2022		8,000	7,834
4.750% due 08/15/2017		5,295	5,592
HBOS PLC
0.979% due 09/06/2017		2,500	2,498
Industrial Bank of Korea
4.375% due 08/04/2015		3,400	3,412
International Lease Finance Corp.
6.750% due 09/01/2016		800	843
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,052
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,500	7,549
John Deere Capital Corp.
0.376% due 04/12/2016		18,500	18,510
JPMorgan Chase & Co.
0.902% due 02/26/2016		45,800	45,870
1.125% due 02/26/2016		11,300	11,333
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	7,300	12,009
KBC Bank NV
8.000% due 01/25/2023		$7,400	8,112
Korea Exchange Bank
3.125% due 06/26/2017		3,200	3,286
LBG Capital PLC
8.500% due 12/17/2021 (f)		200	237
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,042
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		11,100	15,956
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	1,580	2,567
Morgan Stanley
1.557% due 04/25/2018		$13,900	14,110
1.750% due 02/25/2016		10,000	10,041
3.450% due 11/02/2015		300	303
3.800% due 04/29/2016		3,200	3,271
MUFG Union Bank N.A.
0.679% due 05/05/2017		10,300	10,289
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	182
Navient Corp.
5.500% due 01/15/2019		$700	715
8.450% due 06/15/2018		1,400	1,559
Nordea Bank AB
0.643% due 04/04/2017		7,800	7,809
Novo Banco S.A.
5.000% due 04/04/2019	EUR	300	341
5.000% due 04/23/2019		200	227
5.000% due 05/21/2019		600	684
5.000% due 05/23/2019		400	454
5.875% due 11/09/2015		1,900	2,124
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	99,400	14,955
2.000% due 01/01/2016		12,000	1,815
2.000% due 04/01/2016		22,800	3,462
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB
4.630% due 09/26/2022		$700	725
Prudential Covered Trust
2.997% due 09/30/2015		16,170	16,256
Rabobank Group
0.562% due 11/23/2016		18,100	18,117
6.875% due 03/19/2020	EUR	5,000	6,578
11.000% due 06/30/2019 (f)		$8,200	10,424
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	108,400	16,385
Royal Bank of Scotland PLC
9.500% due 03/16/2022		$4,000	4,421
13.125% due 03/19/2022	AUD	10,811	9,549
State Bank of India
4.500% due 07/27/2015		$1,000	1,002
Tri-Command Military Housing LLC
5.383% due 02/15/2048		3,280	2,951
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		200	200
UBS AG
4.750% due 05/22/2023		200	202
5.125% due 05/15/2024		23,500	23,290
7.625% due 08/17/2022		3,350	3,928
Wells Fargo & Co.
0.736% due 04/22/2019		1,800	1,795
0.805% due 07/20/2016		19,000	19,074
1.250% due 07/20/2016		3,000	3,013
Wells Fargo Bank N.A.
0.555% due 07/20/2015		6,900	6,901

			670,054

INDUSTRIALS 6.7%
AbbVie, Inc.
1.040% due 11/06/2015	12,035	12,053
1.800% due 05/14/2018	1,500	1,495
2.500% due 05/14/2020	600	594
3.200% due 11/06/2022	100	99
3.600% due 05/14/2025	500	494
4.500% due 05/14/2035	300	294
4.700% due 05/14/2045	400	396
Actavis Funding SCS
2.350% due 03/12/2018	3,000	3,018
3.000% due 03/12/2020	2,000	2,010
3.450% due 03/15/2022	1,800	1,784
Braskem Finance Ltd.
5.750% due 04/15/2021	5,800	5,539
Canadian National Railway Co.
0.480% due 11/06/2015	4,900	4,901
Daimler Finance North America LLC
0.632% due 03/10/2017	14,900	14,900
0.958% due 08/01/2016	8,200	8,236
1.250% due 01/11/2016	3,000	3,009
1.875% due 01/11/2018	7,800	7,816
Deutsche Telekom International Finance BV
5.750% due 03/23/2016	3,690	3,818
DISH DBS Corp.
4.250% due 04/01/2018	3,675	3,749
Dynegy, Inc.
6.750% due 11/01/2019	11,100	11,605
7.375% due 11/01/2022	1,800	1,895
Enbridge, Inc.
0.934% due 10/01/2016	5,400	5,393
Gerdau Trade, Inc.
5.750% due 01/30/2021	4,100	4,223
HCA, Inc.
3.750% due 03/15/2019	13,800	13,938
HJ Heinz Co.
1.600% due 06/30/2017 (a)	700	700
2.000% due 07/02/2018 (a)	700	700
2.800% due 07/02/2020 (a)	400	400
3.500% due 07/15/2022 (a)	200	201
3.950% due 07/15/2025 (a)	200	202
5.000% due 07/15/2035 (a)	100	102
5.200% due 07/15/2045 (a)	300	308
Kroger Co.
0.804% due 10/17/2016	8,200	8,206
McKesson Corp.
0.682% due 09/10/2015	13,000	13,000
MGM Resorts International
6.625% due 07/15/2015	585	586
NBCUniversal Media LLC
2.875% due 04/01/2016	2,100	2,132
PepsiCo, Inc.
0.478% due 07/30/2015	22,500	22,502
President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	11,806
QUALCOMM, Inc.
4.650% due 05/20/2035	600	581
4.800% due 05/20/2045	700	671
Reynolds American, Inc.
2.300% due 06/12/2018	200	202
3.250% due 06/12/2020	200	203
4.000% due 06/12/2022	100	102
4.450% due 06/12/2025	600	612
5.700% due 08/15/2035	100	104
5.850% due 08/15/2045	300	317
Rohm & Haas Co.
6.000% due 09/15/2017	144	157
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	10,000	10,016
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,895	3,956
Schaeffler Finance BV
4.750% due 05/15/2021	13,050	13,180
STATS ChipPAC Ltd.
4.500% due 03/20/2018	1,300	1,308
Volkswagen International Finance NV
0.606% due 11/18/2015	9,500	9,510
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	4,500	4,502

		217,525

UTILITIES 4.4%
AT&T, Inc.
0.702% due 03/30/2017		11,100	11,066
0.900% due 02/12/2016		1,900	1,900
BellSouth Corp.
4.821% due 04/26/2021		13,200	13,581
Majapahit Holding BV
7.750% due 01/20/2020		500	579
Petrobras Global Finance BV
2.000% due 05/20/2016		19,000	18,823
2.750% due 01/15/2018	EUR	1,000	1,073
3.163% due 03/17/2020		$2,900	2,770
3.750% due 01/14/2021	EUR	400	414
3.875% due 01/27/2016		$900	905
6.250% due 12/14/2026	GBP	800	1,119
6.850% due 06/05/2115		$5,400	4,478
Shell International Finance BV
0.484% due 11/15/2016		5,500	5,512
Sprint Communications, Inc.
8.375% due 08/15/2017		6,750	7,324
Telefonica Chile S.A.
3.875% due 10/12/2022		1,200	1,179
Verizon Communications, Inc.
0.681% due 06/09/2017		17,700	17,666
1.053% due 06/17/2019		200	199
1.816% due 09/15/2016		34,503	34,938
2.036% due 09/14/2018		10,400	10,768
2.500% due 09/15/2016		1,714	1,742
3.650% due 09/14/2018		7,100	7,463

			143,499

Total Corporate Bonds & Notes (Cost $1,032,812)			1,031,078

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,600	2,177
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		2,000	2,924
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		2,000	2,518
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,300	1,525

			9,144

COLORADO 0.3%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		8,000	10,505

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		2,000	2,987
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		2,300	1,784

			4,771

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		4,000	5,034

Total Municipal Bonds & Notes (Cost $31,112)			29,454

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.247% due 12/25/2036		170	167
0.537% due 03/25/2037 - 09/25/2042		593	591
0.567% due 07/25/2037		152	153
0.587% due 09/25/2035		223	224
0.597% due 09/25/2035		564	568
0.817% due 05/25/2040		182	187
0.907% due 06/25/2037		95	97
0.917% due 06/25/2040		1,274	1,297
0.937% due 11/25/2039 - 01/25/2040		651	663
1.007% due 12/25/2039		116	117
1.087% due 07/25/2039		99	101
1.346% due 06/01/2043 - 07/01/2044		270	277

1.775% due 10/01/2034	29	30
1.848% due 11/01/2034	7	7
1.955% due 11/01/2035	64	66
2.032% due 09/01/2035	258	274
2.054% due 10/01/2035	74	79
2.080% due 05/01/2035	12	13
2.084% due 07/01/2035	199	212
2.124% due 01/01/2035	234	248
2.137% due 07/01/2035	150	160
2.165% due 07/01/2034	209	222
2.202% due 05/25/2035	42	43
2.205% due 08/01/2035	319	340
2.237% due 09/01/2035	216	230
2.243% due 12/01/2033	21	22
2.261% due 08/01/2035	372	396
2.277% due 12/01/2033	183	196
2.310% due 08/01/2022	200	199
2.372% due 06/01/2035	336	358
2.374% due 05/01/2036	135	142
2.389% due 03/01/2035	21	22
2.457% due 09/01/2036	109	116
2.465% due 07/01/2036	126	135
2.572% due 08/01/2036	107	114
2.684% due 06/01/2035	473	506
2.870% due 09/01/2027	100	98
2.920% due 06/01/2022	2,508	2,582
3.156% due 05/01/2022	2,034	2,129
4.000% due 05/01/2018 - 07/01/2045	30,146	31,905
4.500% due 02/01/2018 - 06/01/2042	24,728	26,138
5.000% due 06/01/2023 - 05/01/2041	9,022	9,994
5.500% due 10/01/2021 - 12/01/2039	4,428	4,974
6.000% due 02/01/2029 - 05/01/2041	1,211	1,381
6.500% due 09/01/2034	9	10
Freddie Mac
0.447% due 08/25/2031	89	87
0.516% due 02/15/2037	15	15
0.586% due 06/15/2018	11	11
0.736% due 07/15/2041	1,226	1,238
0.756% due 06/15/2041	1,205	1,221
0.856% due 08/15/2037	255	259
0.886% due 08/15/2037	323	328
1.041% due 01/15/2038	173	176
1.346% due 02/25/2045	40	41
4.000% due 06/15/2038	351	355
4.500% due 01/15/2041 - 08/01/2045	4,418	4,760
5.000% due 03/01/2038	6,141	6,765
5.500% due 06/01/2027 - 05/01/2040	3,072	3,440
6.000% due 02/01/2034 - 07/01/2045	4,194	4,753
Ginnie Mae
3.500% due 07/01/2045	42,500	44,002
5.000% due 06/15/2034 - 06/15/2041	7,125	7,910
6.000% due 05/15/2037 - 07/15/2037	173	197
NCUA Guaranteed Notes
0.635% due 10/07/2020	264	265
Small Business Administration
5.290% due 12/01/2027	243	267
5.490% due 03/01/2028	2,257	2,496
5.600% due 09/01/2028	2,248	2,496

Total U.S. Government Agencies (Cost $166,465)		168,865

U.S. TREASURY OBLIGATIONS 13.8%
U.S. Treasury Bonds
3.000% due 11/15/2044 (l)	3,250	3,165
3.125% due 08/15/2044 (l)	25,000	24,926
4.250% due 05/15/2039 (l)	24,000	28,854
4.500% due 08/15/2039 (l)	22,700	28,309
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (j)	127,158	126,135
0.125% due 01/15/2023 (j)	20,089	19,725
0.125% due 07/15/2024 (j)	20,525	19,998
0.250% due 01/15/2025 (j)	6,792	6,654
0.375% due 07/15/2023 (j)	50,119	50,260
1.750% due 01/15/2028	9,599	10,848
2.000% due 01/15/2026	6,318	7,239
2.375% due 01/15/2025 (j)	34,139	40,110
2.375% due 01/15/2027	16,189	19,326
U.S. Treasury Notes
2.125% due 05/15/2025	37,300	36,566
2.375% due 08/15/2024 (j)(l)	26,900	27,007

Total U.S. Treasury Obligations (Cost $458,522)		449,122

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.423% due 02/25/2045	93	93

Banc of America Commercial Mortgage Trust
5.916% due 05/10/2045		900	915
Banc of America Funding Ltd.
0.443% due 10/03/2039		6,600	6,504
Banc of America Funding Trust
0.377% due 10/20/2046 ^		480	379
0.467% due 06/20/2047		600	429
BCAP LLC Trust
0.355% due 09/26/2035		1,501	1,489
Bear Stearns Adjustable Rate Mortgage Trust
2.716% due 01/25/2034		742	742
Bear Stearns ALT-A Trust
0.347% due 02/25/2034		367	337
0.627% due 07/25/2035		1,839	1,806
2.635% due 09/25/2035		110	95
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		85	89
5.405% due 12/11/2040		1,843	1,854
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036		407	329
Bella Vista Mortgage Trust
0.787% due 01/22/2045		3,198	2,952
Chase Mortgage Finance Trust
2.530% due 02/25/2037		2,169	2,175
ChaseFlex Trust
0.487% due 07/25/2037		1,182	1,021
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.437% due 01/25/2036		1,153	1,060
0.437% due 06/25/2036		1,364	1,254
0.487% due 08/25/2035		4,246	3,935
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		89	88
2.660% due 05/25/2035		182	181
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.380% due 07/15/2044		1,460	1,462
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		3,118	3,298
Countrywide Alternative Loan Trust
0.347% due 12/25/2046 ^		5,952	6,099
0.367% due 05/25/2047		401	341
0.377% due 09/25/2046 ^		1,839	1,586
0.467% due 02/25/2037		2,044	1,645
0.687% due 05/25/2035		12,812	10,838
2.440% due 05/25/2036		2,162	1,744
Countrywide Home Loan Mortgage Pass-Through Trust
0.987% due 09/25/2034		268	234
2.313% due 02/20/2036 ^		72	67
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,385	2,491
5.383% due 02/15/2040		244	255
5.460% due 09/15/2039		8,817	9,161
Credit Suisse Mortgage Capital Certificates
0.331% due 03/27/2036		2,695	2,642
DBRR Trust
0.853% due 02/25/2045		215	215
Deutsche ALT-A Securities, Inc.
0.517% due 02/25/2036		4,850	3,854
Eddystone Finance PLC
1.094% due 04/19/2021	GBP	4,461	6,892
First Horizon Alternative Mortgage Securities Trust
2.271% due 08/25/2035		$635	558
First Horizon Mortgage Pass-Through Trust
2.677% due 08/25/2035		328	299
Granite Master Issuer PLC
0.117% due 12/20/2054	EUR	762	846
0.137% due 12/20/2054		78	87
0.387% due 12/20/2054		$78	78
0.750% due 12/20/2054	GBP	2,526	3,952
0.830% due 12/20/2054		1,263	1,979
Granite Mortgages PLC
0.892% due 06/20/2044		729	1,142
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033		$202	199
Greenwich Capital Commercial Funding Corp.
6.013% due 07/10/2038		2,159	2,207
GSR Mortgage Loan Trust
2.682% due 09/25/2035		513	516
4.947% due 11/25/2035		246	238
6.000% due 05/25/2037 ^		1,204	1,131
HarborView Mortgage Loan Trust
0.438% due 01/19/2036		1,030	713
0.458% due 03/19/2035		4,721	4,174
IndyMac Mortgage Loan Trust
0.387% due 11/25/2046		24,530	17,382
2.424% due 01/25/2036 ^		373	310

JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045	701	727
5.420% due 01/15/2049	2,706	2,833
5.439% due 01/15/2049	10,751	11,368
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^	31	28
Lanark Master Issuer PLC
1.684% due 12/22/2054	3,879	3,902
LB Commercial Mortgage Trust
6.056% due 07/15/2044	10,191	10,999
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039	3,024	3,087
Leek Finance PLC
0.501% due 12/21/2038	2,549	2,644
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	587	563
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036	307	283
1.673% due 10/25/2035	3,744	3,643
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	600	634
Morgan Stanley Capital Trust
5.362% due 11/14/2042	1,836	1,837
5.610% due 04/15/2049	74	75
Residential Accredit Loans, Inc. Trust
0.372% due 08/25/2036	2,676	2,134
3.554% due 12/25/2035	1,059	918
Sequoia Mortgage Trust
0.387% due 07/20/2036	1,039	974
0.397% due 06/20/2036	1,099	975
Structured Adjustable Rate Mortgage Loan Trust
0.507% due 10/25/2035	6,071	5,309
1.574% due 01/25/2035	300	242
2.479% due 09/25/2035	394	352
2.496% due 08/25/2034	501	499
2.542% due 01/25/2035	533	516
2.629% due 08/25/2035	239	227
Structured Asset Mortgage Investments Trust
0.438% due 07/19/2035	165	143
0.467% due 02/25/2036	184	151
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	97	95
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045	1,586	1,642
Wachovia Mortgage Loan Trust LLC
2.746% due 05/20/2036 ^	807	711
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 10/25/2045	67	62
0.507% due 01/25/2045	386	366
1.158% due 02/25/2046	917	852
1.358% due 11/25/2042	64	60
1.796% due 01/25/2037 ^	1,733	1,484
1.930% due 02/27/2034	169	166
2.023% due 12/25/2036 ^	524	465
2.187% due 10/25/2046	202	187
2.187% due 12/25/2046	813	755
2.258% due 06/25/2037 ^	829	748
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	11	11
Wells Fargo Alternative Loan Trust
2.707% due 07/25/2037 ^	10,819	9,203
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/2036	405	404
2.683% due 07/25/2036 ^	4,102	4,046

Total Mortgage-Backed Securities (Cost $191,144)		192,682

ASSET-BACKED SECURITIES 4.6%
Ally Auto Receivables Trust
0.480% due 02/15/2017	16,893	16,886
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.005% due 02/25/2034	2,109	1,902
Asset-Backed Funding Certificates Trust
0.407% due 01/25/2037	4,928	3,106
1.237% due 03/25/2034	6,460	5,173
Asset-Backed Securities Corp. Home Equity Loan Trust
0.737% due 09/25/2034	29	29
0.827% due 07/25/2035	500	457
Bacchus Ltd.
0.515% due 01/20/2019	238	238
Bear Stearns Asset-Backed Securities Trust
0.347% due 08/25/2036	3,092	2,701
0.457% due 06/25/2036	4,800	4,057
1.205% due 10/25/2035	4,800	4,121
Cavalry CLO Ltd.
1.645% due 01/16/2024	400	400

Citigroup Mortgage Loan Trust, Inc.
0.347% due 09/25/2036		7,333	5,347
0.787% due 09/25/2035 ^		3,987	2,542
Cornerstone CLO Ltd.
0.495% due 07/15/2021		3,836	3,795
Countrywide Asset-Backed Certificates
0.437% due 01/25/2046		8,511	5,889
5.148% due 10/25/2046 ^		3,868	3,457
Countrywide Asset-Backed Certificates Trust
0.537% due 04/25/2036		4,262	4,204
Countrywide Home Equity Loan Trust
0.406% due 12/15/2029		899	817
Credit Suisse Mortgage Capital Certificates
0.785% due 09/25/2037		9,172	8,184
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036		35	20
Duane Street CLO Ltd.
0.526% due 01/11/2021		974	970
Fremont Home Loan Trust
0.247% due 01/25/2037		17	9
GSAMP Trust
0.427% due 12/25/2035		4,907	4,533
Hillmark Funding Ltd.
0.531% due 05/21/2021		681	672
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.437% due 03/25/2037		4,366	2,497
1.117% due 11/25/2034		1,400	1,325
Nash Point CLO
0.381% due 07/25/2022	EUR	414	462
National Collegiate Student Loan Trust
0.427% due 11/27/2028		$3,411	3,348
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		48	48
Residential Asset Mortgage Products Trust
0.347% due 02/25/2037		3,969	3,644
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		1,845	1,778
0.607% due 10/25/2035		1,000	889
SG Mortgage Securities Trust
0.367% due 02/25/2036		14,471	9,337
SLM Private Education Loan Trust
1.236% due 06/15/2023		498	500
3.436% due 05/16/2044		265	277
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	1,520	1,670
Specialty Underwriting & Residential Finance Trust
0.485% due 12/25/2036		$4,675	3,661
SpringCastle America Funding LLC
2.700% due 05/25/2023		15,805	15,908
Structured Asset Investment Loan Trust
0.907% due 06/25/2035		20,000	16,635
Structured Asset Securities Corp. Mortgage Loan Trust
0.397% due 02/25/2037		7,248	6,450
0.507% due 05/25/2037		2,278	2,087
Venture CDO Ltd.
0.496% due 07/22/2021		497	490
Wood Street CLO BV
0.305% due 11/22/2021	EUR	189	210

Total Asset-Backed Securities (Cost $143,314)			150,741

SOVEREIGN ISSUES 10.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	87,200	26,202
0.000% due 04/01/2016 (d)		113,600	33,035
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		33,400	9,691
10.000% due 01/01/2025		245,100	68,241
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	5,012
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025 (h)	EUR	26,900	27,883
3.750% due 09/01/2024		68,600	85,721
4.000% due 02/01/2037		20,200	25,281
4.750% due 09/01/2044		8,200	11,521
5.000% due 09/01/2040		9,500	13,609
Korea Development Bank
1.000% due 01/22/2016		$2,000	2,004
3.250% due 03/09/2016		4,000	4,059
3.500% due 08/22/2017		300	312
4.375% due 08/10/2015		700	703
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,000	2,029

Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	5,804	398
4.750% due 06/14/2018		89,100	5,699
5.000% due 06/16/2016 (e)		11,714	782
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	4,054
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	100	50
3.000% due 02/24/2024		100	48
3.000% due 02/24/2025		100	47
3.000% due 02/24/2026		100	45
3.000% due 02/24/2027		100	45
3.000% due 02/24/2028		100	44
3.000% due 02/24/2029		100	44
3.000% due 02/24/2030		2,000	877
3.000% due 02/24/2031		100	43
3.000% due 02/24/2032		100	43
3.000% due 02/24/2033		100	42
3.000% due 02/24/2034		100	43
3.000% due 02/24/2035		100	42
3.000% due 02/24/2036		600	256
3.000% due 02/24/2037		100	43
3.000% due 02/24/2038		100	43
3.000% due 02/24/2039		100	42
3.000% due 02/24/2040		100	43
3.000% due 02/24/2041		100	43
3.000% due 02/24/2042		100	43
3.800% due 08/08/2017	JPY	250,000	1,144
4.500% due 07/03/2017		1,220,000	5,383
4.750% due 04/17/2019	EUR	6,300	3,938
Slovenia Government International Bond
5.250% due 02/18/2024		$5,200	5,694
Spain Government International Bond
5.150% due 10/31/2044	EUR	5,500	8,204

Total Sovereign Issues (Cost $367,579)			352,525

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.8%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$1,100	1,100
1.126% due 05/16/2016		8,000	7,973

			9,073

COMMERCIAL PAPER 0.7%
ENI Finance USA, Inc.
0.550% due 10/26/2015		23,000	22,997

REPURCHASE AGREEMENTS (g) 0.9%			30,094

JAPAN TREASURY BILLS 10.6%
0.000% due 07/21/2015 - 09/24/2015 (c)(d)	JPY	42,020,000	343,365

U.S. TREASURY BILLS 0.3%
0.028% due 07/23/2015 - 11/12/2015 (c)(j)(l)		$10,834	10,833

Total Short-Term Instruments (Cost $419,707)			416,362

Total Investments in Securities (Cost $2,822,411)			2,802,622

	SHARES
INVESTMENTS IN AFFILIATES 20.7%
SHORT-TERM INSTRUMENTS 20.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.7%
PIMCO Short-Term Floating NAV Portfolio III	68,053,529	674,955

Total Short-Term Instruments (Cost $675,025)		674,955

Total Investments in Affiliates (Cost $675,025)		674,955

Total Investments 106.8% (Cost $3,497,436)		$3,477,577
Financial Derivative Instruments (i)(k) (1.9%) (Cost or Premiums, net $(19,888))		(61,548)
Other Assets and Liabilities, net (4.9%)		(158,369)

Net Assets 100.0%		$3,257,660

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.005%	05/12/2015	12/31/2015	25,833	Italy Buoni Poliennali Del Tesoro 5.500% due 11/01/2022	$(28,037)	$28,800	$28,800
SSB	0.000%	06/30/2015	07/01/2015	$1,294	Fannie Mae 2.260% due 10/17/2022	(1,320)	1,294	1,294

Total Repurchase Agreements						$(29,357)	$30,094	$30,094

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.254)%	05/08/2015	07/23/2015	EUR	(25,833)	$(28,781)

Total Reverse Repurchase Agreements						$(28,781)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $25,054 at a weighted average interest rate of (0.342%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$101,600	$(101,807)	$(100,989)
Fannie Mae	3.500	07/01/2045	83,000	(86,039)	(85,378)
Fannie Mae	3.500	08/01/2045	36,000	(36,866)	(36,936)
Fannie Mae	4.000	07/01/2045	79,000	(83,933)	(83,597)
Fannie Mae	4.000	08/01/2045	291,100	(307,367)	(307,354)

Total Short Sales				$(616,012)	$(614,254)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $27,870 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,818	$2,016	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	3,397	(3,541)	85	0
90-Day Eurodollar June Futures	Short	06/2016	86	(37)	1	0
90-Day Eurodollar March Futures	Short	03/2016	745	(343)	9	0
90-Day Eurodollar September Futures	Short	09/2015	653	(262)	0	(8)
90-Day Eurodollar September Futures	Short	09/2016	12	(4)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	417	(324)	0	(801)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	779	(3,518)	704	(2,136)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	7,139	(5,390)	31	(221)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	87	(234)	0	(6)

Total Futures Contracts				$(11,637)	$830	$(3,172)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$240,372	$15,311	$(1,769)	$1,216	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	77,600	1,054	(112)	71	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	169,500	2,456	(644)	168	0

				$18,821	$(2,525)	$1,455	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$940,200	$(1,326)	$(432)	$63	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		379,600	(2,505)	(1,393)	24	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		644,600	(1,391)	(574)	31	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,817,200	(10,734)	(2,490)	394	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		1,012,900	4,259	(710)	58	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		22,800	179	(58)	17	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		13,900	(127)	26	0	(7)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		31,800	1,635	124	124	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	270,800	13,443	18,460	0	(3,123)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	17,000	(103)	14	0	(122)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		52,600	(732)	(220)	0	(610)
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	15,300	22	(8)	1	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		171,200	174	(2)	17	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		24,000	41	(10)	2	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		38,500	29	3	6	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		222,100	(73)	133	74	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		395,500	100	91	139	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		868,600	(253)	(1,155)	391	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		107,400	(28)	(28)	49	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		447,100	(517)	(273)	203	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		14,000	(10)	(23)	7	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		18,000	(5)	(34)	10	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		56,000	(73)	(123)	36	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		201,300	(460)	(460)	135	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		310,000	(665)	(676)	208	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		20,000	19	15	14	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		193,800	4	4	134	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		60,500	(6)	(6)	22	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		101,800	68	68	71	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		136,400	(30)	(93)	120	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		48,900	(56)	(19)	52	0

						$879	$10,151	$2,402	$(3,862)

Total Swap Agreements						$19,700	$7,626	$3,857	$(3,862)

(4)	Unsettled variation margin asset of $305 and liability of $(57) for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $99,740 and cash of $22,039 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$58,630	GBP	37,269	$0	$(71)
	08/2015	GBP	37,269		$58,618	72	0
BOA	07/2015	KRW	13,947,102		12,553	76	0
	07/2015	MXN	51,082		3,252	3	0
	07/2015		$6,282	KRW	6,973,551	0	(31)
	07/2015		578	MXN	8,914	0	(11)

	08/2015	SEK	935		$112	0	(1)
	05/2016	BRL	70,869		20,208	0	(399)
	06/2016	EUR	47,448		64,963	11,679	0
	06/2016		$52,014	EUR	47,448	1,737	(468)
BPS	07/2015	BRL	104,470		$33,665	64	0
	07/2015	CAD	585		468	0	0
	07/2015	DKK	2,680		390	0	(11)
	07/2015	JPY	17,520,000		147,375	4,189	0
	07/2015		$32,515	BRL	104,470	1,087	0
	07/2015		24,050	JPY	3,011,800	559	0
	07/2015		528	MXN	8,240	0	(4)
	08/2015		14,706	BRL	46,162	0	(30)
	09/2015	JPY	16,280,000		$132,138	0	(1,036)
	01/2016	DKK	30,710		4,778	165	0
	04/2016	BRL	113,600		31,776	0	(1,546)
	07/2016		116,956		32,515	0	(859)
BRC	07/2015	ZAR	4,794		392	0	0
	06/2016	EUR	8,931		12,281	2,248	0
CBK	07/2015	CAD	9,505		7,642	32	0
	07/2015		$4,081	EUR	3,635	0	(29)
	07/2015		1,541	MXN	23,811	0	(27)
	08/2015	DKK	1,685		$259	6	0
	09/2015	JPY	8,220,000		66,673	0	(555)
	09/2015		$48,925	MXN	773,444	0	(24)
DUB	07/2015	BRL	54,220		$17,476	37	0
	07/2015	GBP	40,202		61,604	0	(1,563)
	07/2015	KRW	43,450,312		40,120	1,337	0
	07/2015	MXN	293,910		19,218	525	0
	07/2015		$19,985	BRL	54,220	0	(2,546)
	10/2015	DKK	10,842		$1,677	53	0
	01/2016	BRL	87,200		25,513	0	(808)
	01/2016	DKK	71,137		10,980	293	0
	02/2016	EUR	4,950		6,661	1,122	0
	06/2016		5,554		7,413	1,211	(34)
	06/2016		$7,507	EUR	5,554	0	(1,270)
FBF	07/2015		644	MXN	9,878	0	(16)
GLM	07/2015	AUD	10,273		$7,942	15	0
	07/2015	EUR	300,489		328,480	0	(6,520)
	07/2015	INR	209,207	EUR	2,935	0	(15)
	07/2015	MXN	3,699		$242	7	0
	07/2015		$136,167	JPY	16,841,158	1,441	0
	07/2015		4,779	MXN	72,877	0	(144)
	08/2015	EUR	4,355		$4,876	19	0
	08/2015	JPY	15,311,858		123,782	0	(1,379)
	10/2015	DKK	26,897		4,162	132	0
	01/2016		21,491		3,336	107	0
HUS	07/2015	JPY	17,172,258		138,710	0	(1,604)
	07/2015	MXN	88,869		5,765	113	0
	07/2015	SGD	72,035		53,508	45	(2)
	07/2015		$310,678	EUR	278,745	80	0
	08/2015	EUR	278,745		$310,812	0	(79)
	10/2015	DKK	17,790		2,762	96	0
JPM	07/2015	EUR	34,594		38,617	137	(87)
	07/2015	INR	222,821	EUR	3,126	0	(16)
	07/2015		$8,171	CAD	10,090	0	(93)
	07/2015		4,734	EUR	4,169	0	(87)
	07/2015		4,570	GBP	2,933	45	(7)
	08/2015	CAD	10,090		$8,167	92	0
	10/2015	DKK	43,180		6,625	156	(1)
	05/2016	BRL	96,856		27,477	0	(686)
MSB	07/2015		104,470		32,433	0	(1,168)
	07/2015		$33,418	BRL	104,470	240	(56)
	08/2015	SAR	6,424		$1,711	0	(2)
	08/2015		$1,709	SAR	6,424	4	0
	05/2016	BRL	23,797		$6,754	0	(166)
	06/2016	EUR	12,541		17,248	3,166	0
	06/2016		$13,642	EUR	12,541	440	0
NAB	06/2016	EUR	27,262		$37,433	6,814	0
	06/2016		$14,637	EUR	13,504	533	0
	07/2016	EUR	25,501		$34,595	5,912	0
	07/2016		$28,033	EUR	25,501	650	0
RBC	07/2015		68,173	MXN	1,049,507	0	(1,423)
SCX	07/2015	EUR	6,061	INR	432,028	30	0
	07/2015	KRW	15,637,886		$14,054	96	0
	09/2015	HKD	4,016		518	0	0
TDM	07/2015	BRL	29,495		9,510	24	0
	07/2015		$9,507	BRL	29,495	0	(20)
UAG	07/2015	EUR	1,825		$2,049	14	0
	07/2015	JPY	2,680,700		21,678	0	(225)
	07/2015	MXN	255,791		16,683	414	0
	07/2015		$7,915	AUD	10,273	11	0
	07/2015		56,916	EUR	50,359	0	(773)
	07/2015		501	MXN	7,757	0	(8)
	08/2015	AUD	10,273		$7,901	0	(10)
	08/2015		$1,499	EUR	1,350	7	0
	08/2015		1,035	INR	66,692	6	0
	01/2016	DKK	23,770		$3,486	0	(85)

Total Forward Foreign Currency Contracts						$47,341	$(25,995)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	15,000	$287	$294
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		$9,384	100	100
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		18,150	323	28
	Put - OTC USD versus BRL		3.000	07/09/2015		18,500	323	15
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		26,494	282	283
	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		15,100	32	3
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		945	90	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		945	90	2
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		945	90	10
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		24,564	664	113
	Call - OTC USD versus CNH		7.400	02/02/2016		24,564	146	10
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		17,800	311	8
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		4,800	15	1
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		24,564	516	74
	Call - OTC USD versus CNH		7.500	02/02/2016		24,564	135	9

							$3,404	$950

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$103,300	$115	$130
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	64,900	71	82
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	431,600	480	556
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	80,900	4,033	4,041
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	62,100	3,100	3,197
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	104,400	793	74
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	637,800	710	804
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	321,400	321	405
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	424,800	467	542
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	686,300	1,613	1,488
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	670,600	1,744	1,539

							$13,447	$12,858

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$55,700	$134	$11

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 08/01/2045	$ 115.719	08/06/2015	$246,000	$10	$0

Total Purchased Options					$16,995	$13,819

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	24,400	$(52)	$(50)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		17,400	(25)	(36)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		24,500	(35)	(50)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		23,800	(31)	(49)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		42,500	(60)	(87)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		30,800	(54)	(54)

							$(257)	$(326)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	23,724	$(345)	$(57)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	47,600	(368)	(324)
	Call - OTC EUR versus USD		1.150	08/10/2015		47,600	(646)	(317)
	Put - OTC EUR versus USD		1.050	09/28/2015		15,000	(107)	(117)
	Put - OTC EUR versus USD		1.075	09/28/2015		15,000	(179)	(188)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$511	(11)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	30,802	(241)	(355)
	Call - OTC EUR versus AUD		1.490	09/28/2015		30,802	(459)	(429)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		$14,076	(87)	(70)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	44,351	(225)	(80)
	Call - OTC CAD versus MXN		13.000	08/04/2015		20,627	(277)	(49)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$36,300	(332)	(3)
	Put - OTC USD versus BRL		2.910	07/09/2015		37,000	(340)	(2)
	Call - OTC USD versus BRL		3.620	09/10/2015		13,341	(297)	(40)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		39,741	(243)	(199)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		13,852	(445)	(227)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		49,128	(518)	(47)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		35,600	(306)	(3)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		49,128	(451)	(38)

							$(5,877)	$(2,547)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$11,700	$(23)	$(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	34,700	(377)	(214)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	66,300	(806)	(633)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	67,200	(1,227)	(927)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	82,300	(1,698)	(1,064)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	111,400	(1,936)	(1,404)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	24,500	(792)	(68)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	32,000	(94)	(106)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	131,400	(1,858)	(1,255)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	674,600	(1,417)	(1,452)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	670,600	(1,408)	(1,556)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	134,500	(984)	(251)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	134,500	(922)	(665)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	339,900	(5,827)	(4,067)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	82,300	(825)	(2,030)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	93,800	(1,141)	(397)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	91,900	(1,036)	(196)

							$(22,371)	$(16,310)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$111,400	$(134)	$(5)

Total Written Options						$(28,657)	$(19,189)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	0.897%	$300	$0	$4	$4	$0
	Brazil Government International Bond	1.000	12/20/2016	1.302	13,300	(154)	98	0	(56)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	9,100	(130)	83	0	(47)
	General Electric Capital Corp.	1.000	09/20/2016	0.181	2,400	(56)	81	25	0
	Republic of Korea	1.000	09/20/2022	0.673	1,000	14	8	22	0
BPS	Republic of Korea	1.000	09/20/2022	0.673	500	8	3	11	0
BRC	Brazil Government International Bond	1.000	03/20/2016	0.841	300	(2)	3	1	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	800	(1)	1	0	0
	General Electric Capital Corp.	1.000	09/20/2016	0.181	1,800	20	(1)	19	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	500	(8)	11	3	0
CBK	Berkshire Hathaway Finance Corp.	1.000	09/20/2016	0.207	1,400	(10)	24	14	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	8,700	(105)	60	0	(45)
	Italy Government International Bond	1.000	06/20/2017	0.766	4,000	23	(4)	19	0
	Russia Government International Bond	1.000	09/20/2015	2.462	2,700	(32)	24	0	(8)
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.207	1,000	16	(6)	10	0
	China Government International Bond	1.000	12/20/2019	0.787	14,700	104	35	139	0
	Export-Import Bank of China	1.000	06/20/2017	0.454	100	(4)	5	1	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121	1,200	15	(12)	3	0
	Italy Government International Bond	1.000	09/20/2016	0.587	800	6	(2)	4	0
	Italy Government International Bond	1.000	03/20/2019	1.096	5,500	(90)	72	0	(18)
	Italy Government International Bond	1.000	06/20/2019	1.134	4,200	(54)	34	0	(20)
	Italy Government International Bond	1.000	09/20/2019	1.166	300	0	(2)	0	(2)
	JPMorgan Chase & Co.	1.000	09/20/2016	0.287	1,800	23	(7)	16	0
	Mexico Government International Bond	1.000	03/20/2016	0.461	800	(6)	9	3	0
	Mexico Government International Bond	1.000	06/20/2016	0.527	1,900	5	4	9	0
	Spain Government International Bond	1.000	06/20/2019	0.891	14,000	(5)	67	62	0
FBF	Brazil Government International Bond	1.000	06/20/2016	0.976	1,700	(3)	8	5	0
	Mexico Government International Bond	1.000	12/20/2018	0.994	8,700	(21)	48	27	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	2,300	(29)	17	0	(12)
	Italy Government International Bond	1.000	06/20/2017	0.766	800	5	(1)	4	0
	Japan Government International Bond	1.000	12/20/2015	0.083	2,800	(26)	39	13	0
	Mexico Government International Bond	1.000	03/20/2016	0.461	7,100	(219)	249	30	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841	600	(6)	6	0	0
	Brazil Government International Bond	1.000	03/20/2016	0.841	500	(2)	3	1	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	5,800	(155)	158	3	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	200	(3)	4	1	0
	Italy Government International Bond	1.000	09/20/2016	0.587	1,500	11	(3)	8	0
	Italy Government International Bond	1.000	03/20/2019	1.096	5,500	(92)	74	0	(18)
	Italy Government International Bond	1.000	06/20/2019	1.134	600	(4)	1	0	(3)
	Mexico Government International Bond	1.000	12/20/2016	0.647	100	1	0	1	0
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841	100	(1)	1	0	0
	China Government International Bond	1.000	12/20/2019	0.787	77,000	555	174	729	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2015	3.393	5,200	(307)	249	0	(58)
	Spain Government International Bond	1.000	06/20/2019	0.891	11,700	(6)	58	52	0
MYC	Brazil Government International Bond	1.000	12/20/2019	2.391	9,000	(274)	(244)	0	(518)
	Italy Government International Bond	1.000	06/20/2017	0.766	2,300	8	3	11	0
	Italy Government International Bond	1.000	03/20/2019	1.096	2,800	(46)	37	0	(9)
	Mexico Government International Bond	1.000	03/20/2016	0.461	1,400	(9)	15	6	0
	Republic of Korea	1.000	09/20/2022	0.673	200	3	2	5	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841	500	(5)	5	0	0

						$(1,048)	$1,495	$1,261	$(814)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$41,096	$(8,125)	$450	$0	$(7,675)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	295	(18)	277	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	294	(18)	276	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	675	0	8	8	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	1,543	0	18	18	0

					$(7,536)	$440	$579	$(7,675)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,650	$(1)	$97	$96	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		340	2	(35)	0	(33)
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	83,400	(201)	(869)	0	(1,070)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		5,200	(11)	(2)	0	(13)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		34,800	41	(58)	0	(17)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	27,100	(32)	548	516	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	830	6	43	49	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	184,500	(310)	(2,057)	0	(2,367)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		79,200	43	(241)	0	(198)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		73,900	(13)	(23)	0	(36)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	21,800	(3)	431	428	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	670	(1)	3	2	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	12,100	6	(12)	0	(6)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		4,200	11	3	14	0
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	13,200	(5)	131	126	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	123,300	397	(1,230)	0	(833)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		104,600	(26)	(236)	0	(262)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		129,100	8	(71)	0	(63)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		1,400	3	2	5	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,040	1	62	63	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		444	(2)	(2)	0	(4)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		500	4	18	22	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	27,400	112	(297)	0	(185)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		144,000	359	138	497	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	11,150	0	(435)	0	(435)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	61,400	(27)	(3)	0	(30)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	40,300	(144)	842	698	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		65,200	(5)	1,432	1,427	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		56,100	(7)	535	528	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	44,200	(36)	(75)	0	(111)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		124,600	(171)	110	0	(61)
	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	43,500	(70)	102	32	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	700	5	26	31	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		820	1	49	50	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	93,200	245	(478)	0	(233)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		142,600	58	(128)	0	(70)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		29,800	103	(304)	0	(201)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		8,100	16	(36)	0	(20)

							$358	$(2,021)	$4,585	$(6,248)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAUSLT Index	660,225	1-Month USD-LIBOR plus a specified spread	04/15/2016	$150,373		$(1,885)	$0	$(1,885)
	Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	05/31/2016	1,306,199		(37,601)	0	(37,601)
BPS	Receive	ERAUSLT Index	186,556	1-Month USD-LIBOR plus a specified spread	12/01/2015	42,490		(533)	0	(533)
	Receive	ERAUSLT Index	1,623,221	1-Month USD-LIBOR plus a specified spread	01/15/2016	369,705		(4,636)	0	(4,636)
	Receive	ERAUSLT Index	1,424,681	1-Month USD-LIBOR plus a specified spread	07/15/2016	324,486		(4,073)	0	(4,073)
CBK	Receive	ERAUSLT Index	651,775	1-Month USD-LIBOR plus a specified spread	10/15/2015	148,448		(1,859)	0	(1,859)
DUB	Receive	ERAUSLT Index	482,576	1-Month USD-LIBOR plus a specified spread	08/27/2015	111,330		(1,316)	0	(1,316)
	Receive	ERAUSLT Index	1,143,109	1-Month USD-LIBOR plus a specified spread	10/30/2015	263,715		(6,678)	0	(6,678)
	Receive	ERAUSLT Index	1,479,728	1-Month USD-LIBOR plus a specified spread	03/17/2016	341,912		(9,093)	0	(9,093)
JPM	Receive	ERAUSLT Index	863,334	1-Month USD-LIBOR plus a specified spread	11/20/2015	191,840		2,287	2,287	0
	Receive	ERAUSLT Index	603,865	1-Month USD-LIBOR plus a specified spread	06/15/2016	137,536		(1,726)	0	(1,726)

								$(67,113)	$2,287	$(69,400)

Total Swap Agreements							$(8,226)	$(67,199)	$8,712	$(84,137)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $82,436 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,793	$0	$11,793
Corporate Bonds & Notes
Banking & Finance	0	670,054	0	670,054
Industrials	0	217,525	0	217,525
Utilities	0	143,499	0	143,499
Municipal Bonds & Notes
California	0	9,144	0	9,144
Colorado	0	10,505	0	10,505
Ohio	0	4,771	0	4,771
Texas	0	5,034	0	5,034
U.S. Government Agencies	0	168,865	0	168,865
U.S. Treasury Obligations	0	449,122	0	449,122
Mortgage-Backed Securities	0	186,178	6,504	192,682
Asset-Backed Securities	0	150,741	0	150,741
Sovereign Issues	0	352,525	0	352,525
Short-Term Instruments
Certificates of Deposit	0	9,073	0	9,073
Commercial Paper	0	22,997	0	22,997
Repurchase Agreements	0	30,094	0	30,094
Japan Treasury Bills	0	343,365	0	343,365
U.S. Treasury Bills	0	10,833	0	10,833
	$0	$2,796,118	$6,504	$2,802,622

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$674,955	$0	$0	$674,955

Total Investments	$674,955	$2,796,118	$6,504	$3,477,577

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(614,254)	$0	$(614,254)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	830	3,857	0	4,687
Over the counter	0	69,872	0	69,872
	$830	$73,729	$0	$74,559

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,172)	(3,862)	0	(7,034)
Over the counter	(54)	(129,267)	0	(129,321)

	$(3,226)	$(133,129)	$0	$(136,355)

Totals	$672,559	$2,122,464	$6,504	$2,801,527

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS EMG Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.6%
BANK LOAN OBLIGATIONS 0.5%
Community Health Systems, Inc.
3.534% due 12/31/2018		$2,183	$2,184
HCA, Inc.
2.937% due 03/31/2017		10,691	10,699

Total Bank Loan Obligations (Cost $12,842)			12,883

CORPORATE BONDS & NOTES 24.3%
BANKING & FINANCE 15.1%
Ally Financial, Inc.
3.500% due 01/27/2019		4,100	4,079
6.250% due 12/01/2017		2,800	2,996
American Honda Finance Corp.
0.771% due 10/07/2016		6,110	6,136
Banco del Estado de Chile
4.125% due 10/07/2020		8,000	8,488
Banco do Brasil S.A.
3.875% due 10/10/2022		6,900	6,279
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,723
Banco Santander Brasil S.A.
4.250% due 01/14/2016		900	913
Banco Santander Chile
3.750% due 09/22/2015		3,400	3,414
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	200	217
Bank of America Corp.
0.892% due 08/25/2017		$24,000	23,965
3.750% due 07/12/2016		6,100	6,254
5.650% due 05/01/2018		2,400	2,637
6.500% due 08/01/2016		1,800	1,899
6.875% due 04/25/2018		15,600	17,626
Bank of Nova Scotia
1.950% due 01/30/2017		200	203
Barclays Bank PLC
7.625% due 11/21/2022		1,800	2,053
7.750% due 04/10/2023		1,400	1,519
10.179% due 06/12/2021		18,500	24,568
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	716
6.500% due 03/10/2021		6,200	6,727
6.750% due 09/30/2022		7,400	8,168
7.250% due 04/22/2020		900	999
Bear Stearns Cos. LLC
6.400% due 10/02/2017		900	991
7.250% due 02/01/2018		7,700	8,722
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	5,906
Citigroup, Inc.
0.551% due 06/09/2016		$10,300	10,256
0.954% due 11/15/2016		14,500	14,528
5.950% due 05/15/2025 (e)		2,500	2,416
Commonwealth Bank of Australia
1.086% due 09/18/2015		2,700	2,705
Compass Bank
6.400% due 10/01/2017		7,000	7,620
Credit Agricole S.A.
1.133% due 10/03/2016		5,900	5,931
8.375% due 10/13/2019 (e)		2,700	3,146
Eksportfinans ASA
2.000% due 09/15/2015		3,000	3,004
5.500% due 05/25/2016		6,300	6,489
Fifth Third Bancorp
0.701% due 12/20/2016		1,300	1,294
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		7,400	7,468
General Electric Capital Corp.
0.471% due 12/29/2016		13,700	13,688
0.473% due 10/06/2015		1,500	1,501
3.800% due 06/18/2019		300	317
General Motors Financial Co., Inc.
2.400% due 04/10/2018		18,200	18,248
3.450% due 04/10/2022		3,500	3,427
4.750% due 08/15/2017		6,200	6,548

Goldman Sachs Group, Inc.
0.676% due 07/22/2015		6,600	6,601
GSPA Monetization Trust
6.422% due 10/09/2029		1,563	1,729
HBOS PLC
0.787% due 09/01/2016	EUR	100	111
0.979% due 09/06/2017		$5,435	5,430
0.982% due 09/30/2016		775	775
6.750% due 05/21/2018		1,300	1,444
HSBC Finance Corp.
6.676% due 01/15/2021		1,900	2,199
International Lease Finance Corp.
6.750% due 09/01/2016		4,700	4,953
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,700	7,751
JPMorgan Chase & Co.
1.125% due 02/26/2016		6,350	6,369
3.150% due 07/05/2016		6,068	6,191
3.450% due 03/01/2016		4,300	4,373
5.300% due 05/01/2020 (e)		4,500	4,478
Korea Exchange Bank
3.125% due 06/26/2017		6,900	7,085
LBG Capital PLC
8.000% due 06/15/2020 (e)		480	551
8.500% due 12/17/2021 (e)		100	118
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,500	4,062
Macquarie Bank Ltd.
6.625% due 04/07/2021		$6,600	7,562
Novo Banco S.A.
5.875% due 11/09/2015	EUR	7,400	8,271
NRAM PLC
5.625% due 06/22/2017		$2,600	2,837
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	85,500	12,863
2.000% due 01/01/2016		10,300	1,558
2.000% due 04/01/2016		20,100	3,052
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB
4.630% due 09/26/2022		$3,700	3,834
Prudential Covered Trust
2.997% due 09/30/2015		3,493	3,511
Rabobank Group
6.875% due 03/19/2020	EUR	2,800	3,684
11.000% due 06/30/2019 (e)		$5,000	6,356
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	93,400	14,117
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$800	944
State Bank of India
2.426% due 01/21/2016		800	799
4.500% due 07/27/2015		1,000	1,002
Stone Street Trust
5.902% due 12/15/2015		3,200	3,263
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		350	350
UBS AG
5.125% due 05/15/2024		2,000	1,982
7.250% due 02/22/2022		200	211
Wachovia Corp.
0.556% due 06/15/2017		6,200	6,181
Wells Fargo & Co.
0.736% due 04/22/2019		22,200	22,137

			427,518

INDUSTRIALS 5.3%
AbbVie, Inc.
1.040% due 11/06/2015		6,400	6,410
1.800% due 05/14/2018		1,200	1,196
2.500% due 05/14/2020		600	594
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		500	494
4.500% due 05/14/2035		300	294
4.700% due 05/14/2045		300	297
Actavis Funding SCS
1.543% due 03/12/2020		1,800	1,822
3.450% due 03/15/2022		1,500	1,487
3.800% due 03/15/2025		1,200	1,179
Amgen, Inc.
0.664% due 05/22/2017		25,400	25,401
ArcelorMittal
4.500% due 08/05/2015		1,000	1,001
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,251
Braskem Finance Ltd.
5.750% due 04/15/2021		6,000	5,730
7.000% due 05/07/2020		350	362

Canadian National Railway Co.
0.480% due 11/06/2015		6,440	6,442
CSN Islands Corp.
6.875% due 09/21/2019		1,500	1,342
Daimler Finance North America LLC
1.250% due 01/11/2016		6,610	6,630
General Mills, Inc.
0.579% due 01/29/2016		7,700	7,701
HCA, Inc.
3.750% due 03/15/2019		7,800	7,878
HJ Heinz Co.
1.600% due 06/30/2017 (a)		500	500
2.000% due 07/02/2018 (a)		600	600
2.800% due 07/02/2020 (a)		300	300
3.500% due 07/15/2022 (a)		100	101
3.950% due 07/15/2025 (a)		200	202
5.000% due 07/15/2035 (a)		100	102
5.200% due 07/15/2045 (a)		200	205
Kansas City Southern de Mexico S.A. de C.V.
0.979% due 10/28/2016		3,400	3,386
McKesson Corp.
0.682% due 09/10/2015		11,200	11,200
NBCUniversal Media LLC
2.875% due 04/01/2016		4,759	4,833
PepsiCo, Inc.
0.492% due 02/26/2016		6,670	6,679
President and Fellows of Harvard College
6.500% due 01/15/2039		200	275
QUALCOMM, Inc.
4.650% due 05/20/2035		500	484
4.800% due 05/20/2045		700	671
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,400	4,662
Reynolds American, Inc.
2.300% due 06/12/2018		500	504
3.250% due 06/12/2020		400	405
4.000% due 06/12/2022		600	613
4.450% due 06/12/2025		900	917
5.700% due 08/15/2035		100	104
5.850% due 08/15/2045		600	633
Schaeffler Finance BV
4.750% due 05/15/2021		1,450	1,464
STATS ChipPAC Ltd.
4.500% due 03/20/2018		2,733	2,750
Temple-Inland, Inc.
6.375% due 01/15/2016		5,000	5,125
Volkswagen International Finance NV
0.606% due 11/18/2015		11,300	11,312
Whirlpool Corp.
7.750% due 07/15/2016		8,300	8,856
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		4,000	4,002

			149,495

UTILITIES 3.9%
AT&T, Inc.
0.665% due 02/12/2016		7,988	7,977
0.900% due 02/12/2016		4,210	4,211
BellSouth Corp.
4.821% due 04/26/2021		11,700	12,037
Korea Electric Power Corp.
3.000% due 10/05/2015		1,500	1,509
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,272	2,283
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,086
Petrobras Global Finance BV
1.896% due 05/20/2016		1,500	1,482
2.415% due 01/15/2019		1,200	1,112
2.643% due 03/17/2017		1,200	1,178
2.750% due 01/15/2018	EUR	1,100	1,180
3.163% due 03/17/2020		$2,100	2,006
3.250% due 04/01/2019	EUR	1,500	1,591
3.750% due 01/14/2021		1,300	1,345
3.875% due 01/27/2016		$5,900	5,933
4.250% due 10/02/2023	EUR	1,000	1,014
4.375% due 05/20/2023		$300	262
5.750% due 01/20/2020		1,200	1,192
5.875% due 03/01/2018		100	102
5.875% due 03/07/2022	EUR	500	565
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		$172	186
5.832% due 09/30/2016		301	312
6.750% due 09/30/2019		1,000	1,184

Shell International Finance BV
0.484% due 11/15/2016	8,200	8,218
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	5,992
Verizon Communications, Inc.
1.816% due 09/15/2016	14,500	14,683
2.036% due 09/14/2018	18,340	18,988
2.500% due 09/15/2016	5,829	5,925
3.650% due 09/14/2018	7,100	7,463

		112,016

Total Corporate Bonds & Notes (Cost $683,521)		689,029

MUNICIPAL BONDS & NOTES 3.3%
CALIFORNIA 1.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	680
7.043% due 04/01/2050	1,100	1,510
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,609
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	252
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	1,100	1,244
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	915
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,173
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,192
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,760
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	9,153
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	116
7.021% due 08/01/2040	100	117

		30,721

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	889

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	116

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	274

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,354
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	1,800	1,865

		3,219

NEW YORK 1.6%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,339
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	562
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,177
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005
0.503% due 01/01/2028	7,265	7,266
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.834% due 11/15/2032	30,000	30,006

		44,350

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,494
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,404
6.500% due 06/01/2047	700	593

		4,491

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	127

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,391
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,230

		5,621

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,983

Total Municipal Bonds & Notes (Cost $82,827)		92,791

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.537% due 07/25/2037	208	209
0.567% due 07/25/2037	231	233
0.587% due 09/25/2035	322	323
0.597% due 09/25/2035	564	568
0.687% due 09/25/2041	14,040	14,168
0.907% due 06/25/2037	900	918
0.917% due 06/25/2040	1,256	1,279
2.310% due 08/01/2022	400	398
2.870% due 09/01/2027	4,100	4,013
3.000% due 08/01/2021 - 10/01/2021	12,907	13,415
3.434% due 03/01/2022	10,691	11,149
3.500% due 03/01/2020 - 07/01/2045	21,629	22,432
4.000% due 12/01/2018 - 07/01/2045	38,325	40,607
4.500% due 06/01/2018 - 06/01/2030	3,409	3,655
5.000% due 07/01/2023 - 08/01/2043	34,065	37,740
5.500% due 09/01/2025 - 09/01/2041	30,733	34,507
6.000% due 12/01/2018 - 05/01/2041	27,694	31,521
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	3,259	3,250
Freddie Mac
0.736% due 07/15/2041	792	800
0.886% due 08/15/2037	722	733
0.896% due 10/15/2037	141	143
0.906% due 05/15/2037 - 09/15/2037	813	829
3.500% due 06/15/2036	193	202
4.000% due 06/15/2038	1,068	1,080
5.000% due 07/01/2023 - 09/01/2040	14,554	16,026
5.500% due 03/01/2037 - 04/01/2038	627	703
Ginnie Mae
3.500% due 07/01/2045	43,800	45,348
5.000% due 08/15/2033 - 07/01/2045	18,444	20,459
Small Business Administration
6.220% due 12/01/2028	40	45

Total U.S. Government Agencies (Cost $302,225)		306,753

U.S. TREASURY OBLIGATIONS 14.2%
U.S. Treasury Bonds
3.000% due 11/15/2044 (i)	2,850	2,775
3.125% due 08/15/2044 (i)	23,100	23,032
4.250% due 05/15/2039 (i)	10,600	12,744
4.500% due 08/15/2039 (i)	17,500	21,824
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	49,233	48,775
0.125% due 07/15/2022 (i)	412	408
0.125% due 01/15/2023 (g)(i)	26,854	26,367
0.125% due 07/15/2024 (g)	3,388	3,301
0.250% due 01/15/2025	29,766	29,159
0.375% due 07/15/2023 (g)	40,766	40,881
1.750% due 01/15/2028	21,795	24,630
2.000% due 01/15/2026 (i)	19,906	22,811
2.375% due 01/15/2025	1,381	1,622
2.375% due 01/15/2027 (i)	11,145	13,304
2.500% due 01/15/2029 (i)	16,529	20,327
3.625% due 04/15/2028	731	995
3.875% due 04/15/2029	720	1,018
U.S. Treasury Notes
0.250% due 10/15/2015 (g)	591	591
1.250% due 08/31/2015 (g)	619	620
2.125% due 05/15/2025	35,400	34,703
2.375% due 08/15/2024 (g)(i)	72,500	72,789

Total U.S. Treasury Obligations (Cost $412,478)		402,676

MORTGAGE-BACKED SECURITIES 6.2%
Adjustable Rate Mortgage Trust
2.603% due 01/25/2036 ^		7,839	7,082
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	640	716
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$1,004	1,007
Banc of America Funding Trust
0.467% due 06/20/2047		3,600	2,576
2.892% due 02/20/2035		269	266
Banc of America Mortgage Trust
2.797% due 06/25/2035		232	223
Banc of America Re-REMIC Trust
5.815% due 02/24/2051		4,645	4,827
BCAP LLC Trust
2.617% due 02/26/2035		4,328	4,281
3.328% due 12/26/2035		8,517	8,432
4.169% due 12/26/2037		87	87
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		1,012	1,020
Bear Stearns ALT-A Trust
0.507% due 08/25/2036		4,797	3,748
Chase Mortgage Finance Trust
2.449% due 12/25/2035 ^		1,700	1,550
Citigroup Mortgage Loan Trust, Inc.
0.257% due 01/25/2037		703	513
2.510% due 03/25/2036 ^		1,410	1,343
2.623% due 03/25/2034		1,089	1,087
Countrywide Alternative Loan Trust
0.357% due 05/25/2047		1,807	1,564
0.387% due 05/25/2036		845	700
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,196	3,337
5.460% due 09/15/2039		4,038	4,196
Credit Suisse First Boston Mortgage Securities Corp.
2.421% due 02/25/2034		711	705
DBRR Trust
0.853% due 02/25/2045		246	246
Deutsche ALT-B Securities, Inc.
0.347% due 01/25/2047		3,664	2,774
Downey Savings & Loan Association Mortgage Loan Trust
1.008% due 09/19/2044		486	471
Eddystone Finance PLC
1.094% due 04/19/2021	GBP	2,998	4,632
First Horizon Mortgage Pass-Through Trust
2.564% due 10/25/2035 ^		$564	498
Granite Master Issuer PLC
0.367% due 12/20/2054		1,849	1,841
0.750% due 12/20/2054	GBP	4,452	6,968
0.830% due 12/20/2054		5,819	9,120
Granite Mortgages PLC
0.382% due 01/20/2044	EUR	47	52
0.932% due 09/20/2044	GBP	789	1,238
0.949% due 01/20/2044		94	148
0.952% due 09/20/2044		497	777
Greenwich Capital Commercial Funding Corp.
6.013% due 07/10/2038		$4,900	5,009
GSR Mortgage Loan Trust
2.703% due 09/25/2035		554	560
HarborView Mortgage Loan Trust
0.438% due 01/19/2036		5,952	4,121
0.527% due 06/20/2035		1,334	1,267
HomeBanc Mortgage Trust
0.497% due 03/25/2035		3,862	3,373
Indus Eclipse PLC
0.741% due 01/25/2020	GBP	1,799	2,794
IndyMac Mortgage Loan Trust
0.447% due 06/25/2035		$469	425
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,535	1,591
JPMorgan Mortgage Trust
2.531% due 08/25/2035 ^		771	734
2.550% due 07/25/2035		1,223	1,212
5.750% due 01/25/2036 ^		31	28
LB Commercial Mortgage Trust
6.056% due 07/15/2044		6,002	6,478
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		6,938	7,082
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		2,416	2,295
4.612% due 09/25/2035 ^		698	635
Morgan Stanley Capital Trust
5.439% due 02/12/2044		308	308

5.610% due 04/15/2049		357	359
5.861% due 04/12/2049		773	772
Morgan Stanley Mortgage Loan Trust
0.447% due 04/25/2035		5,341	4,989
2.445% due 07/25/2035		1,959	1,810
Prime Mortgage Trust
6.000% due 06/25/2036 ^		1,794	1,612
Provident Funding Mortgage Loan Trust
2.627% due 10/25/2035		4,035	4,026
Residential Accredit Loans, Inc. Trust
0.367% due 09/25/2036		5,391	4,285
0.372% due 08/25/2036		5,503	4,388
0.687% due 03/25/2035		1,936	1,443
0.687% due 08/25/2035 ^		8,249	6,243
1.658% due 08/25/2035		172	147
3.513% due 09/25/2035 ^		1,842	1,505
3.554% due 12/25/2035		6,511	5,645
Structured Adjustable Rate Mortgage Loan Trust
1.337% due 12/25/2037		7,608	5,143
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		3,398	3,518
Wachovia Mortgage Loan Trust LLC
2.515% due 10/20/2035 ^		1,653	1,507
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 12/25/2045		1,374	1,255
2.187% due 11/25/2046		5,232	4,749
2.258% due 06/25/2037 ^		5,369	4,843
3.847% due 12/25/2036 ^		480	449
Wells Fargo Mortgage-Backed Securities Trust
2.642% due 03/25/2035		1,195	1,199

Total Mortgage-Backed Securities (Cost $163,595)			175,824

ASSET-BACKED SECURITIES 5.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.462% due 05/25/2033		1,656	1,518
Asset-Backed Securities Corp. Home Equity Loan Trust
0.827% due 07/25/2035		2,400	2,194
Bear Stearns Asset-Backed Securities Trust
0.347% due 08/25/2036		2,285	1,996
1.205% due 10/25/2035		11,700	10,045
Chase Issuance Trust
5.160% due 04/16/2018		100	103
Citigroup Mortgage Loan Trust, Inc.
0.427% due 10/25/2036		9,137	8,868
0.787% due 09/25/2035 ^		3,400	2,167
Cornerstone CLO Ltd.
0.495% due 07/15/2021		8,796	8,702
Countrywide Asset-Backed Certificates
0.287% due 08/25/2037		48	48
0.477% due 08/25/2036		300	268
Hillmark Funding Ltd.
0.531% due 05/21/2021		3,591	3,544
HSI Asset Securitization Corp. Trust
0.577% due 12/25/2035		21,531	15,842
JPMorgan Mortgage Acquisition Trust
0.427% due 05/25/2036		9,400	8,436
Morgan Stanley ABS Capital, Inc. Trust
0.367% due 03/25/2037		6,549	3,708
0.507% due 11/25/2035		7,026	6,930
Nash Point CLO
0.381% due 07/25/2022	EUR	1,014	1,131
National Collegiate Student Loan Trust
0.427% due 11/27/2028		$4,129	4,053
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.597% due 02/25/2036		3,200	2,909
Option One Mortgage Loan Trust
0.327% due 01/25/2037		3,679	2,270
Park Place Securities, Inc.
0.637% due 09/25/2035		420	418
Penta CLO S.A.
0.268% due 06/04/2024	EUR	2,167	2,391
Residential Asset Mortgage Products Trust
2.062% due 10/25/2034		$11,668	10,144
Residential Asset Securities Corp. Trust
0.567% due 02/25/2036		7,500	6,639
SLM Private Education Loan Trust
3.436% due 05/16/2044		1,482	1,553
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	2,626	2,885
Soundview Home Loan Trust
0.317% due 12/25/2036		$2,117	2,043
South Texas Higher Education Authority, Inc.
0.784% due 10/01/2020		2,466	2,466
Specialty Underwriting & Residential Finance Trust
0.337% due 09/25/2037		3,387	2,009
0.485% due 12/25/2036		26,715	20,918

Structured Asset Investment Loan Trust
1.117% due 06/25/2035		13,234	9,769
Structured Asset Securities Corp. Mortgage Loan Trust
0.357% due 12/25/2036		2,912	2,583
Venture CDO Ltd.
0.496% due 07/22/2021		7,875	7,766

Total Asset-Backed Securities (Cost $140,240)			156,316

SOVEREIGN ISSUES 12.9%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	1,200	729
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	867
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	226,200	67,969
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		33,300	9,662
10.000% due 01/01/2025		243,800	67,879
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,638
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025	EUR	900	933
3.750% due 09/01/2024		53,800	67,227
4.000% due 02/01/2037		10,150	12,703
4.750% due 09/01/2044		9,050	12,716
5.000% due 09/01/2040		13,500	19,338
Korea Development Bank
3.250% due 09/20/2016		$1,000	1,025
3.500% due 08/22/2017		2,400	2,494
Korea Housing Finance Corp.
4.125% due 12/15/2015		4,800	4,870
Mexico Government International Bond
4.750% due 06/14/2018	MXN	76,200	4,874
Province of Ontario
1.600% due 09/21/2016		$7,800	7,892
1.650% due 09/27/2019		600	598
3.000% due 07/16/2018		7,700	8,078
4.000% due 10/07/2019		1,400	1,530
4.400% due 04/14/2020		9,300	10,344
5.500% due 06/02/2018	CAD	300	271
Qatar Government International Bond
5.250% due 01/20/2020		$7,600	8,559
Republic of Greece Government International Bond
3.000% due 02/24/2030	EUR	1,700	745
4.500% due 11/08/2016	JPY	1,150,000	5,145
4.750% due 04/17/2019	EUR	5,400	3,375
Slovenia Government International Bond
4.625% due 09/09/2024		3,600	4,768
5.250% due 02/18/2024		$5,000	5,475
Spain Government International Bond
1.600% due 04/30/2025	EUR	1,050	1,103
2.750% due 10/31/2024		15,300	17,744
5.150% due 10/31/2044		5,600	8,353

Total Sovereign Issues (Cost $396,935)			365,904

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (e)		1,639	1,926

Total Convertible Preferred Securities (Cost $1,840)			1,926

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,000	1,243
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,299
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		4,800	6,294

Total Preferred Securities (Cost $8,472)			8,836

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.5%
CERTIFICATES OF DEPOSIT 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.126% due 05/16/2016		$9,500	9,469
Credit Suisse
0.689% due 12/07/2015		25,800	25,807

			35,276

JAPAN TREASURY BILLS 10.1%
0.000% due 07/21/2015 - 09/24/2015 (b)(c)	JPY	34,980,000	285,834

U.S. TREASURY BILLS 0.2%
0.015% due 08/06/2015 - 11/12/2015 (b)(g)(i)		$7,148	7,148

Total Short-Term Instruments (Cost $332,116)			328,258

Total Investments in Securities (Cost $2,537,091)			2,541,196

	SHARES
INVESTMENTS IN AFFILIATES 15.3%
SHORT-TERM INSTRUMENTS 15.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.3%
PIMCO Short-Term Floating NAV Portfolio III		43,664,790	433,067

Total Short-Term Instruments (Cost $433,116)			433,067

Total Investments in Affiliates (Cost $433,116)			433,067

Total Investments 104.9% (Cost $2,970,207)			$2,974,263
Financial Derivative Instruments (f)(h) (1.3%) (Cost or Premiums, net $(11,352))			(36,689)
Other Assets and Liabilities, net (3.6%)			(102,805)

Net Assets 100.0%			$2,834,769

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$96,600	$(96,807)	$(96,019)
Fannie Mae	3.500	07/01/2045	99,400	(103,040)	(102,248)
Fannie Mae	3.500	08/01/2045	35,000	(35,842)	(35,910)
Fannie Mae	4.000	07/01/2045	56,000	(59,658)	(59,258)
Fannie Mae	4.000	08/01/2045	291,000	(307,216)	(307,249)

Total Short Sales				$(602,563)	$(600,684)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

As of June 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $33,983 at a weighted average interest rate of 0.053%.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,280	$1,631	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	2,780	(2,890)	69	0
90-Day Eurodollar June Futures	Short	06/2016	75	(32)	1	0
90-Day Eurodollar March Futures	Short	03/2016	640	(295)	8	0
90-Day Eurodollar September Futures	Short	09/2015	562	(226)	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	10	(3)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	342	(265)	0	(657)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	448	(2,023)	405	(1,229)
Mini MSCI Emerging Markets Index September Futures	Short	09/2015	638	(11)	0	(11)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	6,408	(4,970)	0	(200)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	56	(151)	0	(3)

Total Futures Contracts				$(9,235)	$483	$(2,107)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$275,715	$17,561	$(2,086)	$1,395	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	2,200	32	(11)	2	0

				$17,593	$(2,097)	$1,397	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$784,800	$(1,107)	$(360)	$53	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		525,600	(3,469)	(1,929)	33	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		380,600	(821)	(339)	18	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,577,700	(9,322)	(2,155)	341	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		858,100	3,608	(597)	51	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		23,200	191	(78)	16	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		52,800	2,714	207	207	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	204,300	10,142	13,183	0	(2,356)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	16,700	(101)	14	0	(120)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		43,200	(601)	(180)	0	(501)
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	6,800	10	(5)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		9,100	9	(1)	1	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		315,000	539	(159)	31	0
Pay	28-Day MXN-TIIE	5.250	06/11/2018		13,800	17	(2)	2	0
Pay	28-Day MXN-TIIE	5.500	06/11/2018		17,100	29	0	2	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		196,900	(65)	118	65	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		329,700	83	76	116	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		341,700	(99)	(155)	154	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		54,500	(19)	(19)	25	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		82,700	(22)	(22)	38	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		56,100	(36)	(123)	25	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		460,000	(531)	(280)	209	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		70,000	(52)	(114)	35	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		27,000	7	13	14	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		900	(1)	(2)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		900	0	(2)	1	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		55,200	(72)	(121)	35	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		198,500	(454)	(454)	133	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		330,000	(708)	(720)	221	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		23,600	22	18	16	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		148,000	3	3	103	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		46,200	(5)	(5)	17	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		126,300	84	84	88	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		81,500	(18)	(56)	72	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		43,600	(50)	(17)	47	0

						$(95)	$5,821	$2,169	$(2,977)

Total Swap Agreements						$17,498	$3,724	$3,566	$(2,977)

(4)	Unsettled variation margin asset of $165 for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $80,550 and cash of $9,508 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	12,137,580	$	10,924	$67	$0
	07/2015	MXN	78,895		5,092	75	0
	07/2015	$	5,467	KRW	6,068,790	0	(27)
	07/2015		518	MXN	7,991	0	(10)
	10/2015	BRL	17,032	$	5,346	45	0
	05/2016		70,513		20,106	0	(397)
BPS	07/2015		103,946		33,556	123	0
	07/2015	CAD	478		383	0	0
	07/2015	DKK	2,240		326	0	(9)
	07/2015	JPY	34,386,190		284,386	4,571	(1,188)
	07/2015	$	32,352	BRL	103,946	1,081	0
	07/2015		27,286	JPY	3,417,000	635	0
	07/2015		473	MXN	7,378	0	(4)
	08/2015		4,690	BRL	14,723	0	(9)
	09/2015	JPY	10,540,000	$	85,549	0	(671)
	10/2015	BRL	46,000		18,351	4,033	0
	01/2016		71,000		27,578	6,148	0
	01/2016	DKK	26,410		4,109	141	0
	07/2016	BRL	116,369		32,352	0	(855)
BRC	07/2015	$	2,646	RUB	145,741	3	(13)
	07/2015		2,058	ZAR	25,182	2	0
CBK	07/2015		2,529	EUR	2,253	0	(18)
	07/2015		1,131	MXN	17,432	0	(22)
	08/2015	DKK	1,380	$	212	5	0
	09/2015	JPY	5,320,000		43,151	0	(359)
	09/2015	$	42,514	MXN	672,090	0	(21)
DUB	07/2015	BRL	63,672	$	21,102	623	0
	07/2015	KRW	29,118,156		26,887	896	0
	07/2015	$	23,469	BRL	63,672	0	(2,990)
	08/2015	EUR	4,400	$	5,897	990	0
	10/2015	BRL	38,000		14,559	2,732	0
	10/2015	DKK	9,206		1,424	45	0
	01/2016	BRL	1,600		468	0	(15)
	01/2016	DKK	61,501		9,493	253	0
FBF	07/2015	$	532	MXN	8,154	0	(13)
	08/2015	EUR	301,575	$	339,181	2,787	0
	10/2015	BRL	91,000		34,063	5,739	0
GLM	07/2015		28,013		11,561	2,551	0
	07/2015	CAD	8,867		7,138	39	0
	07/2015	INR	180,338	EUR	2,530	0	(13)
	07/2015	MXN	304,939	$	19,948	554	0
	07/2015	$	8,860	BRL	28,013	159	(9)
	07/2015		113,709	JPY	14,062,890	1,198	0
	07/2015		11,369	MXN	173,372	0	(342)
	08/2015	CHF	112	$	120	0	0
	08/2015	EUR	2,967		3,322	13	0
	08/2015	JPY	12,667,690		102,407	0	(1,141)
	10/2015	DKK	23,113		3,576	113	0
	01/2016		18,319		2,843	91	0
HUS	07/2015	BRL	20,700		6,672	14	0
	07/2015	MXN	39,018		2,536	54	0
	07/2015	SGD	62,684		46,564	39	0
	07/2015	$	6,384	BRL	20,700	274	0
	10/2015	DKK	15,336	$	2,381	83	0
JPM	07/2015	EUR	8,923		9,924	0	(24)
	07/2015	INR	192,100	EUR	2,695	0	(13)
	07/2015	$	6,471		5,713	0	(102)
	07/2015		3,914	GBP	2,493	16	(13)
	07/2015		5,475	TWD	168,207	0	(29)
	10/2015	DKK	37,262	$	5,717	135	(1)
	10/2015	$	41,742	BRL	131,340	0	(861)
	01/2016	BRL	75,500	$	24,438	1,649	0
	05/2016		96,370		27,339	0	(683)
MSB	07/2015		103,946		32,270	0	(1,162)
	07/2015	GBP	22,164		33,970	0	(855)
	07/2015	RUB	168,028		3,081	41	0
	07/2015	$	33,250	BRL	103,946	238	(56)
	07/2015		30,916	GBP	19,671	0	(8)
	08/2015	GBP	19,671	$	30,909	8	0
	08/2015	SAR	5,488		1,462	0	(2)
	08/2015	$	3,038	RUB	168,028	0	(41)
	08/2015		1,460	SAR	5,488	3	0
	05/2016	BRL	23,677	$	6,720	0	(165)
NGF	07/2015	$	30,179	MXN	466,540	0	(507)
RBC	07/2015		24,624		378,976	0	(520)
SCX	07/2015	EUR	5,225	INR	372,438	26	0
	07/2015		50,981	$	57,127	291	0
	07/2015	KRW	22,892,690		20,574	140	0
	08/2015	INR	129,436		1,997	0	(23)
	08/2015	$	57,151	EUR	50,981	0	(291)
	09/2015		7,924	HKD	61,439	2	0
SOG	07/2015		391	RUB	22,287	12	0
	10/2015	BRL	54,400	$	17,789	857	0
TDM	07/2015		70,279		22,660	56	0
	07/2015	$	22,652	BRL	70,279	0	(47)
UAG	07/2015	EUR	4,011	$	4,444	16	(44)
	07/2015	JPY	2,213,700		17,902	0	(186)
	07/2015	MXN	179,521		11,708	291	0
	07/2015	$	62,882	EUR	55,949	215	(722)
	07/2015		408	MXN	6,309	0	(6)
	08/2015		1,169	EUR	1,053	5	0
	10/2015		36,566	BRL	115,090	0	(743)
	01/2016	BRL	78,100	$	28,269	4,695	0
	01/2016	DKK	20,955		3,073	0	(75)

Total Forward Foreign Currency Contracts						$44,872	$(15,305)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.500%	08/19/2015	$50,000	$5	$2

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	12,800	$245	$251
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		$15,400	274	24
	Put - OTC USD versus BRL		3.000	07/09/2015		15,800	276	13
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		31,285	333	335
	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		13,000	27	2
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		834	79	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		834	79	2
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		834	79	9
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		19,731	534	91
	Call - OTC USD versus CNH		7.400	02/02/2016		19,731	117	8
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		15,600	273	7
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		4,100	13	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		19,731	415	59
	Call - OTC USD versus CNH		7.500	02/02/2016		19,732	108	7

							$2,852	$808

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$81,600	$91	$103
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	51,200	56	65
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	208,000	231	268
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	68,100	3,395	3,401
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	42,100	2,102	2,167
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	87,900	668	62
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	534,600	595	674
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	252,700	253	319
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	321,400	353	410
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	514,900	1,210	1,116
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	578,800	1,505	1,328

							$10,459	$9,913

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$49,200	$118	$10

Total Purchased Options						$13,434	$10,733

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR 20,400	$(43)	$(42)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	14,700	(21)	(30)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	20,700	(30)	(42)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	20,400	(27)	(42)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	35,600	(50)	(73)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015	26,300	(46)	(46)

						$(217)	$(275)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	21,038	$(306)	$(50)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	41,900	(324)	(286)
	Call - OTC EUR versus USD		1.150	08/10/2015		41,900	(568)	(279)
	Put - OTC EUR versus USD		1.050	09/28/2015		12,800	(92)	(100)
	Put - OTC EUR versus USD		1.075	09/28/2015		12,800	(153)	(161)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$714	(15)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	26,226	(205)	(303)
	Call - OTC EUR versus AUD		1.490	09/28/2015		26,226	(391)	(365)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	39,330	(200)	(71)
	Call - OTC CAD versus MXN		13.000	08/04/2015		18,292	(246)	(44)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$30,800	(282)	(2)
	Put - OTC USD versus BRL		2.910	07/09/2015		31,600	(291)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		10,606	(236)	(32)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		46,928	(287)	(235)
	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		25,800	(145)	(145)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		11,320	(363)	(185)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		39,463	(416)	(38)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		31,200	(268)	(2)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		39,463	(362)	(31)

							$(5,150)	$(2,332)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 2,100	$(19)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(57)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$10,100	$(20)	$(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	27,400	(298)	(169)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	52,100	(633)	(498)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	55,400	(1,011)	(764)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	68,900	(1,422)	(890)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	52,200	(907)	(658)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	20,600	(666)	(57)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	27,400	(81)	(91)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	110,200	(1,558)	(1,053)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	504,800	(1,060)	(1,086)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	578,800	(1,216)	(1,343)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	109,100	(799)	(204)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	109,100	(746)	(539)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	285,900	(4,901)	(3,421)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	68,600	(688)	(1,692)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	45,900	(558)	(194)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	69,600	(785)	(148)

							$(17,349)	$(12,829)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$98,400	$(118)	$(5)

Total Written Options						$(22,891)	$(15,444)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.121%		$2,200	$(44)	$54	$10	$0
	MetLife, Inc.	1.000	12/20/2015	0.112		1,900	(106)	114	8	0
	Republic of Korea	1.000	09/20/2022	0.673		3,200	46	25	71	0
BPS	Republic of Korea	1.000	09/20/2022	0.673		1,600	26	9	35	0
	U.S. Treasury Notes	0.250	03/20/2016	0.109	EUR	4,400	(62)	67	5	0
BRC	Brazil Government International Bond	1.000	03/20/2016	0.841		$10,800	(36)	51	15	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		12,200	(18)	24	6	0
	General Electric Capital Corp.	1.000	03/20/2016	0.121		10,000	129	(62)	67	0
	General Electric Capital Corp.	1.000	06/20/2016	0.158		4,500	67	(29)	38	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472		3,500	(59)	78	19	0
	Italy Government International Bond	1.000	06/20/2017	0.766		2,500	9	3	12	0
	Mexico Government International Bond	1.000	03/20/2016	0.461		4,500	(22)	41	19	0
CBK	Brazil Government International Bond	1.000	09/20/2015	0.841		1,000	(16)	17	1	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		10,000	(121)	69	0	(52)
	Indonesia Government International Bond	1.000	06/20/2016	0.472		1,400	(26)	34	8	0
	Italy Government International Bond	1.000	06/20/2017	0.766		4,000	23	(4)	19	0
	Italy Government International Bond	1.000	06/20/2019	1.134		5,100	(92)	67	0	(25)
	Sberbank of Russia Via SB Capital S.A.	1.000	09/20/2015	3.939		10,400	(180)	113	0	(67)
DUB	China Government International Bond	1.000	12/20/2019	0.787		13,900	99	32	131	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		2,500	31	(25)	6	0
	Italy Government International Bond	1.000	09/20/2016	0.587		1,500	11	(3)	8	0
	Italy Government International Bond	1.000	03/20/2019	1.096		11,400	(186)	149	0	(37)
	Italy Government International Bond	1.000	09/20/2019	1.166		700	0	(4)	0	(4)

	Mexico Government International Bond	1.000	06/20/2016	0.527		12,600	31	31	62	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		1,700	(24)	33	9	0
	Spain Government International Bond	1.000	06/20/2019	0.891		22,400	(1)	101	100	0
FBF	Brazil Government International Bond	1.000	09/20/2015	0.841		7,200	(90)	94	4	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		10,700	(16)	21	5	0
	Verizon Communications, Inc.	1.000	09/20/2018	0.464		500	13	(4)	9	0
GST	Italy Government International Bond	1.000	06/20/2017	0.766		1,700	10	(2)	8	0
	MetLife, Inc.	1.000	09/20/2015	0.112		3,500	(225)	233	8	0
	Mexico Government International Bond	1.000	06/20/2017	0.747		700	(7)	11	4	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		21,300	(52)	62	10	0
	Spain Government International Bond	1.000	06/20/2019	0.891		10,100	5	40	45	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841		900	(9)	10	1	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472		1,400	(24)	32	8	0
	Italy Government International Bond	1.000	09/20/2016	0.587		2,900	22	(7)	15	0
	Italy Government International Bond	1.000	03/20/2019	1.096		11,400	(191)	154	0	(37)
	U.S. Treasury Notes	0.250	06/20/2017	0.109	EUR	6,200	(12)	32	20	0
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841		$1,400	(16)	17	1	0
	Brazil Government International Bond	1.000	06/20/2019	2.267		1,800	(60)	(25)	0	(85)
	China Government International Bond	1.000	12/20/2019	0.787		84,800	604	199	803	0
	MetLife, Inc.	1.000	09/20/2015	0.112		5,600	(332)	345	13	0
	Mexico Government International Bond	1.000	06/20/2017	0.747		9,600	(127)	177	50	0
	Sberbank of Russia Via SB Capital S.A.	1.000	09/20/2015	3.939		3,500	(55)	33	0	(22)
	Spain Government International Bond	1.000	06/20/2019	0.891		12,300	(6)	61	55	0
	Spain Government International Bond	1.000	03/20/2020	0.980		1,900	13	(11)	2	0
MYC	Italy Government International Bond	1.000	06/20/2017	0.766		2,600	9	3	12	0
	Italy Government International Bond	1.000	03/20/2019	1.096		5,700	(94)	76	0	(18)
	Italy Government International Bond	1.000	03/20/2020	1.239		51,400	(611)	76	0	(535)
	Mexico Government International Bond	1.000	03/20/2016	0.461		5,700	(35)	59	24	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		1,400	(20)	27	7	0
	Republic of Korea	1.000	09/20/2022	0.673		500	8	3	11	0
	Spain Government International Bond	1.000	06/20/2019	0.891		4,600	9	11	20	0
	Spain Government International Bond	1.000	03/20/2020	0.980		900	6	(5)	1	0
RYL	Mexico Government International Bond	1.000	09/20/2015	0.461		7,200	(84)	95	11	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		500	(5)	5	0	0

							$(1,893)	$2,807	$1,796	$(882)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,000	$268	$(17)	$251	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	4,448	(890)	59	0	(831)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,000	133	(7)	126	0

					$(489)	$35	$377	$(831)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,215	$(1)	$72	$71	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		130	0	(13)	0	(13)
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	111,700	(185)	(1,248)	0	(1,433)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		21,600	60	(114)	0	(54)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		27,000	31	(44)	0	(13)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		19,300	51	16	67	0
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	23,200	(27)	469	442	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	610	4	32	36	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	165,800	(344)	(1,783)	0	(2,127)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		136,800	440	(1,364)	0	(924)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		58,700	8	(155)	0	(147)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		55,100	(7)	(20)	0	(27)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	22,200	(3)	438	435	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	530	0	2	2	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	10,400	5	(10)	0	(5)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	16,400	(5)	161	156	0
DUB	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	29,000	(8)	(64)	0	(72)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		96,400	11	(58)	0	(47)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,200	29	13	42	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	300	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		950	1	57	58	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		334	(1)	(2)	0	(3)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		400	3	15	18	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		130	1	(14)	0	(13)
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	32,100	132	(349)	0	(217)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		116,000	289	111	400	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	8,500	0	(331)	0	(331)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	50,900	(11)	(14)	0	(25)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	38,700	(129)	799	670	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		54,400	(4)	1,194	1,190	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		43,500	(6)	415	409	0
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	400	(1)	0	0	(1)
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	32,200	(19)	(61)	0	(80)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		111,800	(80)	25	0	(55)
	Pay	28-Day MXN-TIIE	5.500	06/11/2018	MXN	2,400	0	4	4	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	600	4	23	27	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		740	1	44	45	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	40,200	106	(206)	0	(100)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		76,100	15	(52)	0	(37)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		36,100	125	(369)	0	(244)

							$487	$(2,382)	$4,073	$(5,968)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAEMLT Index	270,426	1-Month USD-LIBOR plus a specified spread	07/15/2015	$645,445		$(57,588)	$0	$(57,588)
BOA	Receive	ERAEMLT Index	181,779	1-Month USD-LIBOR plus a specified spread	07/30/2015	392,152		3,100	3,100	0
	Receive	ERAEMLT Index	277,372	1-Month USD-LIBOR plus a specified spread	02/12/2016	603,190		(85)	0	(85)
	Receive	ERAEMLT Index	305,591	1-Month USD-LIBOR plus a specified spread	07/15/2016	659,251		5,201	5,201	0
BPS	Receive	ERAEMLT Index	89,303	1-Month USD-LIBOR plus a specified spread	02/16/2016	192,653		1,523	1,523	0
FBF	Receive	ERAEMLT Index	193,569	1-Month USD-LIBOR plus a specified spread	11/20/2015	432,093		(11,391)	0	(11,391)

								$(59,240)	$9,824	$(69,064)

Total Swap Agreements							$(1,895)	$(58,780)	$16,070	$(76,745)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $94,423 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,883	$0	$12,883
Corporate Bonds & Notes
Banking & Finance	0	425,789	1,729	427,518
Industrials	0	149,495	0	149,495
Utilities	0	112,016	0	112,016
Municipal Bonds & Notes
California	0	30,721	0	30,721
Louisiana	0	889	0	889
Nebraska	0	116	0	116
Nevada	0	274	0	274
New Jersey	0	3,219	0	3,219
New York	0	44,350	0	44,350
Ohio	0	4,491	0	4,491
Tennessee	0	127	0	127
Texas	0	5,621	0	5,621
Washington	0	2,983	0	2,983
U.S. Government Agencies	0	306,753	0	306,753
U.S. Treasury Obligations	0	402,676	0	402,676
Mortgage-Backed Securities	0	175,824	0	175,824
Asset-Backed Securities	0	156,316	0	156,316
Sovereign Issues	0	365,904	0	365,904
Convertible Preferred Securities
Banking & Finance	0	1,926	0	1,926
Preferred Securities
Banking & Finance	1,299	7,537	0	8,836
Short-Term Instruments
Certificates of Deposit	0	35,276	0	35,276
Japan Treasury Bills	0	285,834	0	285,834
U.S. Treasury Bills	0	7,148	0	7,148
	$1,299	$2,538,168	$1,729	$2,541,196

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$433,067	$0	$0	$433,067

Total Investments	$434,366	$2,538,168	$1,729	$2,974,263

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(600,684)	$0	$(600,684)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	483	3,566	0	4,049
Over the counter	0	71,675	0	71,675
	$483	$75,241	$0	$75,724

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,107)	(2,977)	0	(5,084)
Over the counter	(46)	(107,448)	0	(107,494)

	$(2,153)	$(110,425)	$0	$(112,578)

Totals	$432,696	$1,902,300	$1,729	$2,336,725
There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS International Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.0%
BANK LOAN OBLIGATIONS 0.6%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$3,602	$3,627
OGX
TBD% - 13.000% due 04/10/2049		151	169
Valeant Pharmaceuticals International, Inc.
3.500% due 12/11/2019		2,132	2,130

Total Bank Loan Obligations (Cost $5,835)			5,926

CORPORATE BONDS & NOTES 27.0%
BANKING & FINANCE 17.6%
Aviation Loan Trust
2.396% due 12/15/2022		6,024	5,596
Banca Carige SpA
3.750% due 11/25/2016	EUR	6,500	7,573
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		3,500	4,102
5.000% due 02/09/2019		600	741
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (g)		$7,800	8,404
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (g)	EUR	4,700	5,840
Banco Santander Chile
1.875% due 01/19/2016		$100	100
Bank of America Corp.
1.154% due 04/01/2019		1,700	1,705
2.650% due 04/01/2019		5,000	5,060
4.125% due 01/22/2024		1,500	1,539
5.650% due 05/01/2018		300	330
6.000% due 09/01/2017		2,500	2,719
6.875% due 04/25/2018		1,200	1,356
Bank of America N.A.
0.696% due 05/08/2017		1,200	1,199
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,369
14.000% due 06/15/2019 (g)	GBP	2,812	5,771
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,039
BPCE S.A.
0.913% due 06/17/2017		8,300	8,305
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	400	454
Caixa Economica Federal
4.250% due 05/13/2019		$2,000	1,987
Citigroup, Inc.
0.954% due 11/15/2016		8,000	8,016
5.950% due 05/15/2025 (g)		800	773
Credit Agricole S.A.
0.833% due 06/12/2017		8,600	8,597
Crown Castle International Corp.
5.250% due 01/15/2023		2,300	2,325
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,682
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		757	800
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,104
2.375% due 05/25/2016		650	652
5.500% due 05/25/2016		400	412
5.500% due 06/26/2017		1,800	1,912
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	3,300	5,146
Ford Motor Credit Co. LLC
3.000% due 06/12/2017		$2,100	2,149
General Electric Capital Corp.
3.800% due 06/18/2019		2,800	2,960
General Motors Financial Co., Inc.
2.625% due 07/10/2017		500	506
2.750% due 05/15/2016		900	911
3.250% due 05/15/2018		2,500	2,560
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		400	470
HBOS PLC
6.750% due 05/21/2018		400	444

Hospitality Properties Trust
5.000% due 08/15/2022		800	833
HSBC Holdings PLC
4.875% due 01/14/2022		900	990
International Lease Finance Corp.
6.750% due 09/01/2016		500	527
7.125% due 09/01/2018		500	559
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,200	1,209
JPMorgan Chase & Co.
0.827% due 04/25/2018		1,700	1,702
4.400% due 07/22/2020		2,100	2,262
LBG Capital PLC
15.000% due 12/21/2019	EUR	300	507
Lloyds Bank PLC
12.000% due 12/16/2024 (g)		$100	144
Morgan Stanley
5.450% due 01/09/2017		2,300	2,437
5.500% due 01/26/2020		500	558
6.625% due 04/01/2018		3,000	3,366
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	274
Navient Corp.
4.875% due 06/17/2019		$2,400	2,382
8.450% due 06/15/2018		1,800	2,005
Novo Banco S.A.
5.000% due 04/23/2019	EUR	400	455
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	7,800	1,172
Prudential Covered Trust
2.997% due 09/30/2015		$2,450	2,463
Rabobank Group
3.875% due 02/08/2022		2,000	2,081
6.875% due 03/19/2020	EUR	3,650	4,802
Rio Oil Finance Trust
6.250% due 07/06/2024		$3,800	3,743
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	250
Shinsei Bank Ltd.
7.375% due 09/14/2020		3,200	3,594
SL Green Realty Corp.
4.500% due 12/01/2022		$3,100	3,167
5.000% due 08/15/2018		3,500	3,748
Standard Chartered PLC
3.200% due 05/12/2016		3,300	3,360
Toronto-Dominion Bank
2.125% due 07/02/2019		10,800	10,843
Trafford Centre Finance Ltd.
0.773% due 07/28/2015	GBP	14	22
Vesey Street Investment Trust
4.404% due 09/01/2016		$400	414
Weyerhaeuser Co.
7.375% due 10/01/2019		2,850	3,374

			173,851

INDUSTRIALS 6.1%
AbbVie, Inc.
1.800% due 05/14/2018		400	399
2.500% due 05/14/2020		200	198
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	99
Actavis Funding SCS
2.350% due 03/12/2018		1,000	1,006
3.000% due 03/12/2020		1,000	1,005
ADT Corp.
4.875% due 07/15/2042		2,419	1,863
Aerojet Rocketdyne Holdings, Inc.
7.125% due 03/15/2021		1,500	1,605
Altria Group, Inc.
9.250% due 08/06/2019		464	583
Amgen, Inc.
0.884% due 05/22/2019		2,900	2,905
2.200% due 05/22/2019		4,500	4,489
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,378
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		3,100	2,885
Cemex S.A.B. de C.V.
5.025% due 10/15/2018		600	633
9.500% due 06/15/2018		2,500	2,762
CNH Industrial Capital LLC
3.875% due 11/01/2015		400	402
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	5,600	3,340

HJ Heinz Co.
1.600% due 06/30/2017 (c)		$200	200
2.000% due 07/02/2018 (c)		200	200
2.800% due 07/02/2020 (c)		100	100
3.500% due 07/15/2022 (c)		100	100
3.950% due 07/15/2025 (c)		100	101
5.000% due 07/15/2035 (c)		100	102
5.200% due 07/15/2045 (c)		100	103
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	212
MGM Resorts International
6.625% due 07/15/2015		540	541
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,913
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	20
QUALCOMM, Inc.
4.650% due 05/20/2035		200	194
4.800% due 05/20/2045		200	192
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
3.250% due 06/12/2020		100	101
4.450% due 06/12/2025		200	204
5.850% due 08/15/2045		100	105
Rock-Tenn Co.
4.900% due 03/01/2022		900	969
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,627
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		3,825	3,831
5.750% due 05/15/2024		5,775	5,782
Schaeffler Finance BV
4.250% due 05/15/2021		6,100	5,978
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,488
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,552	1,753
Viacom, Inc.
4.250% due 09/01/2023		2,700	2,722
Wynn Macau Ltd.
5.250% due 10/15/2021		2,800	2,660
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		1,400	1,401

			60,548

UTILITIES 3.3%
AES Corp.
3.283% due 06/01/2019		4,000	4,010
AT&T, Inc.
1.212% due 06/30/2020		500	503
2.450% due 06/30/2020		100	98
3.000% due 06/30/2022		600	580
3.400% due 05/15/2025		300	285
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		100	91
BellSouth Corp.
4.821% due 04/26/2021		4,000	4,115
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		5,000	5,009
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		170	132
Petrobras Global Finance BV
1.896% due 05/20/2016		600	593
2.415% due 01/15/2019		900	834
2.643% due 03/17/2017		1,100	1,080
2.750% due 01/15/2018	EUR	100	107
3.163% due 03/17/2020		$2,800	2,674
4.250% due 10/02/2023	EUR	200	203
6.850% due 06/05/2115		$2,000	1,658
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	2,024
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		1,600	1,599
1.750% due 04/10/2017		2,800	2,803
Telefonica Europe BV
6.500% due 09/18/2018 (g)	EUR	900	1,101
Verizon Communications, Inc.
2.625% due 02/21/2020		$1,502	1,499
4.522% due 09/15/2048		524	463
4.862% due 08/21/2046		452	423

6.400% due 09/15/2033	32	37

		32,013

Total Corporate Bonds & Notes (Cost $277,136)		266,412

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	150	182

COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	500	656

ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	555

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039	2,800	3,693
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	173

		3,866

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,504
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	286

		2,790

Total Municipal Bonds & Notes (Cost $7,773)		8,049

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	2,899	2,669
0.517% due 04/25/2037	73	73
0.537% due 07/25/2037	40	40
0.557% due 05/25/2037	45	46
0.707% due 10/25/2040	135	137
0.737% due 09/25/2041	779	786
2.310% due 08/01/2022	6,800	6,770
2.790% due 05/01/2022	4,593	4,701
2.910% due 09/01/2022	2,361	2,427
3.500% due 05/01/2019	51	54
4.000% due 07/01/2045	800	846
5.000% due 08/01/2033	137	151
5.500% due 03/01/2028	31	35
5.663% due 03/25/2041 (a)	12,414	1,661
5.863% due 03/25/2037 (a)	1,253	205
5.913% due 04/25/2037 (a)	3,126	489
5.963% due 11/25/2039 (a)	626	95
6.193% due 03/25/2037 (a)	1,477	244
6.213% due 05/25/2037 (a)	3,390	553
6.513% due 03/25/2036 (a)	7,671	1,286
6.563% due 05/25/2036 (a)	2,023	221
6.603% due 04/25/2037 (a)	5,728	1,166
7.013% due 02/25/2037 (a)	643	132
7.463% due 07/25/2033 (a)	396	88
9.731% due 11/25/2040	4	4
11.954% due 01/25/2041	5,985	7,541
25.812% due 12/25/2036	568	851
Freddie Mac
0.486% due 05/15/2037	43	43
0.506% due 02/15/2037	485	487
0.636% due 06/15/2042	3,319	3,340
0.706% due 12/15/2041	713	719
0.736% due 01/15/2042	2,057	2,075
1.284% due 07/15/2042	896	891
5.000% due 04/15/2041	1,624	1,874
5.500% due 03/15/2034	580	656
6.285% due 07/15/2036 (a)	5,606	1,072
6.385% due 09/15/2036 (a)	1,020	192
6.515% due 04/15/2036 (a)	2,906	427
10.489% due 02/15/2040	169	191
12.644% due 02/15/2041	3	4
13.998% due 09/15/2041	602	870
Ginnie Mae
3.500% due 07/01/2045	5,300	5,487

NCUA Guaranteed Notes
0.555% due 11/06/2017		341	342

Total U.S. Government Agencies (Cost $53,337)			51,941

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
3.000% due 11/15/2044		1,000	974
U.S. Treasury Inflation Protected Securities (f)
0.250% due 01/15/2025 (l)(n)		13,984	13,699
2.375% due 01/15/2025 (l)		52,777	62,009
2.375% due 01/15/2027 (l)(n)		16,307	19,466
U.S. Treasury Notes
1.875% due 11/30/2021 (l)(n)		35,700	35,435
2.125% due 05/15/2025		13,900	13,626

Total U.S. Treasury Obligations (Cost $146,225)			145,209

MORTGAGE-BACKED SECURITIES 10.1%
Alba PLC
2.821% due 12/16/2042	GBP	1,531	2,419
Ally Financial, Inc.
2.500% due 03/15/2017 (h)		$5,000	4,929
American Home Mortgage Investment Trust
2.423% due 02/25/2045		480	480
Arkle Master Issuer PLC
1.491% due 05/17/2060	EUR	133	149
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$775	797
Banc of America Funding Trust
5.286% due 06/20/2037 ^		337	318
6.000% due 08/25/2036 ^		238	232
Banc of America Mortgage Trust
2.658% due 01/25/2035		136	130
2.666% due 02/25/2034		149	148
2.746% due 06/25/2035		62	61
2.782% due 05/25/2033		374	375
2.863% due 06/25/2034		171	170
Banc of America Re-REMIC Trust
5.670% due 06/24/2050		1,832	1,895
5.815% due 02/24/2051		284	296
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		106	106
Bear Stearns ALT-A Trust
0.507% due 01/25/2047		556	407
Chase Mortgage Finance Trust
2.435% due 01/25/2036		130	122
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.417% due 05/25/2036		1,826	1,611
Citigroup Commercial Mortgage Trust
0.936% due 06/15/2033		10,600	10,558
5.810% due 06/14/2050		2,577	2,718
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		546	547
2.510% due 10/25/2035		410	407
2.570% due 10/25/2035 ^		561	555
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		756	686
6.000% due 06/25/2037 ^		968	855
Claris ABS
0.412% due 10/31/2060	EUR	4,001	4,394
Countrywide Alternative Loan Trust
0.357% due 11/25/2036		$10,143	9,820
0.397% due 09/20/2046		237	180
0.447% due 12/25/2035		97	87
0.487% due 11/20/2035		826	690
1.558% due 08/25/2035		408	380
1.638% due 01/25/2036		1,136	1,049
3.400% due 08/25/2018		350	353
6.000% due 08/25/2036 ^		623	582
Countrywide Home Loan Mortgage Pass-Through Trust
0.487% due 05/25/2035		611	527
0.517% due 02/25/2035		87	80
2.507% due 10/20/2034		203	182
5.750% due 05/25/2037 ^		71	67
Credit Suisse First Boston Mortgage Securities Corp.
2.477% due 09/25/2034		450	448
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		781	702
Deutsche ALT-A Securities, Inc.
0.687% due 02/25/2035		1,029	961
Extended Stay America Trust
2.958% due 12/05/2031		1,000	1,005
First Horizon Alternative Mortgage Securities Trust
2.271% due 12/25/2035		646	560

First Horizon Mortgage Pass-Through Trust
2.564% due 10/25/2035 ^		1,891	1,668
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,790
GSR Mortgage Loan Trust
2.010% due 04/25/2032		94	86
2.613% due 12/25/2034		222	220
2.716% due 09/25/2035		985	994
2.719% due 11/25/2035		253	248
2.937% due 07/25/2035		154	153
4.947% due 11/25/2035		647	624
5.500% due 01/25/2037		589	584
HomeBanc Mortgage Trust
0.517% due 10/25/2035		1,479	1,325
Impac Secured Assets Trust
2.785% due 07/25/2035		361	268
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		4,607	4,735
JPMorgan Mortgage Trust
2.485% due 07/25/2035		1,792	1,761
2.550% due 06/25/2035		81	80
2.642% due 07/25/2035		54	54
5.500% due 04/25/2036		6,462	6,627
MASTR Adjustable Rate Mortgages Trust
2.702% due 11/21/2034		236	242
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.046% due 08/15/2032		516	492
Merrill Lynch Alternative Note Asset Trust
0.297% due 03/25/2037		938	452
Merrill Lynch Mortgage Investors Trust
1.923% due 02/25/2033		472	457
5.250% due 08/25/2036		1,031	1,074
5.370% due 05/25/2036		1,186	1,116
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	276
5.439% due 02/12/2044		342	342
5.861% due 04/12/2049		362	361
Morgan Stanley Mortgage Loan Trust
2.128% due 06/25/2036		52	50
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		625	575
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		207	214
5.420% due 01/16/2049		136	141
5.509% due 04/16/2047		1,300	1,329
5.695% due 09/16/2040		1,100	1,151
5.951% due 02/16/2051		294	302
6.104% due 06/16/2049		1,297	1,352
Sequoia Mortgage Trust
0.909% due 05/20/2034		369	355
Structured Asset Mortgage Investments Trust
0.397% due 04/25/2036		495	361
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.687% due 12/25/2033		29	29
1.839% due 05/25/2032		7	7
2.405% due 02/25/2034		1,264	1,241
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		302	309
5.500% due 05/25/2035		699	720
Suntrust Adjustable Rate Mortgage Loan Trust
2.655% due 01/25/2037 ^		1,306	1,251
Thornburg Mortgage Securities Trust
1.437% due 06/25/2047 ^		2,353	2,107
5.750% due 06/25/2047		637	619
Vulcan European Loan Conduit Ltd.
0.271% due 05/15/2017	EUR	1,020	1,123
Wachovia Bank Commercial Mortgage Trust
5.903% due 06/15/2049		$2,500	2,646
WaMu Mortgage Pass-Through Certificates Trust
0.457% due 12/25/2045		1,897	1,783
0.956% due 12/25/2046		220	207
2.187% due 08/25/2046		456	412
2.406% due 08/25/2035		485	485
2.558% due 06/25/2033		702	704
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		556	553
2.732% due 05/25/2036 ^		144	138

Total Mortgage-Backed Securities (Cost $95,885)			99,231

ASSET-BACKED SECURITIES 8.7%
ACE Securities Corp Home Equity Loan Trust
1.087% due 12/25/2034		2,287	2,096
Ally Auto Receivables Trust
0.480% due 02/15/2017		2,287	2,286

Bear Stearns Asset-Backed Securities Trust
0.357% due 03/25/2037		12,111	11,662
Cairn CLO BV
0.313% due 10/15/2022	EUR	135	150
Carrington Mortgage Loan Trust
0.427% due 06/25/2036		$3,000	2,020
CIT Education Loan Trust
0.406% due 03/15/2026		1,368	1,357
Citigroup Mortgage Loan Trust, Inc.
0.487% due 10/25/2036		1,088	789
0.787% due 09/25/2035 ^		2,000	1,275
COA Summit CLO Ltd.
1.625% due 04/20/2023		8,400	8,396
Countrywide Asset-Backed Certificates
0.377% due 06/25/2036		133	131
0.477% due 06/25/2036		760	675
Countrywide Asset-Backed Certificates Trust
0.347% due 03/25/2037		527	487
0.535% due 05/25/2036		858	834
0.817% due 08/25/2035		4,000	3,600
EFS Volunteer LLC
0.787% due 10/25/2021		98	98
EMC Mortgage Loan Trust
1.487% due 02/25/2041		45	44
Gallatin CLO Ltd.
1.545% due 07/15/2023		2,100	2,099
Harbourmaster CLO BV
0.945% due 02/06/2024	EUR	3,500	3,866
Hyde Park CDO BV
0.299% due 06/14/2022		174	194
IXIS Real Estate Capital Trust
0.527% due 02/25/2036		$67	66
JPMorgan Mortgage Acquisition Corp.
0.377% due 05/25/2035		279	275
LCM LP
1.530% due 04/15/2022		13,500	13,515
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		10,100	10,088
Morgan Stanley ABS Capital, Inc. Trust
1.102% due 03/25/2035		1,000	851
Morgan Stanley Dean Witter Capital, Inc. Trust
1.167% due 02/25/2033		839	745
North Carolina State Education Assistance Authority
0.727% due 10/26/2020		20	20
0.987% due 07/25/2039		2,998	3,009
Octagon Investment Partners Ltd.
1.549% due 05/05/2023		6,900	6,886
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		238	242
RAAC Trust
0.527% due 08/25/2036		1,300	1,168
Residential Asset Mortgage Products Trust
0.487% due 03/25/2036		3,200	2,780
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		326	326
SLM Student Loan Trust
0.256% due 06/17/2024	EUR	922	1,012
0.577% due 12/15/2027		900	984
Soundview Home Loan Trust
0.427% due 07/25/2036		$2,000	1,271
Specialty Underwriting & Residential Finance Trust
0.337% due 06/25/2037		341	193
Structured Asset Securities Corp. Mortgage Loan Trust
0.277% due 06/25/2037		435	423

Total Asset-Backed Securities (Cost $83,766)			85,913

SOVEREIGN ISSUES 13.2%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,800	3,376
4.900% due 09/15/2021		600	738
4.950% due 02/11/2020		4,496	5,518
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	7,000	2,031
10.000% due 01/01/2025		51,600	14,367
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,000	4,225
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017	EUR	6,414	7,416
3.750% due 09/01/2024		19,300	24,117
4.000% due 02/01/2037		350	438
4.750% due 09/01/2044		3,050	4,285
5.000% due 09/01/2040		9,150	13,107
Kommunalbanken A/S
0.662% due 03/27/2017		$12,900	12,978

Korea Land & Housing Corp.
1.875% due 08/02/2017		8,200	8,231
Mexico Government International Bond
4.750% due 06/14/2018	MXN	42,800	2,738
Province of Quebec
4.500% due 12/01/2020	CAD	400	369
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	60,000	265
Slovenia Government International Bond
4.125% due 02/18/2019		$13,800	14,387
4.750% due 05/10/2018		5,000	5,325
5.500% due 10/26/2022		4,600	5,118
Spain Government International Bond
5.150% due 10/31/2044	EUR	450	671

Total Sovereign Issues (Cost $136,668)			129,700

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
GMAC Capital Trust
8.125% due 02/15/2040		115,000	2,988
SL Green Realty Corp.
6.500% due 08/10/2017 (g)		161,300	4,199

Total Preferred Securities (Cost $7,111)			7,187

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo SpA
1.656% due 04/11/2016		$4,400	4,411

COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
1.024% due 08/18/2015		2,300	2,297

REPURCHASE AGREEMENTS (i) 0.0%			306

U.S. TREASURY BILLS 0.2%
0.026% due 07/23/2015 - 11/12/2015 (d)(j)(l)(n)		1,986	1,986

Total Short-Term Instruments (Cost $8,989)			9,000

Total Investments in Securities (Cost $822,725)			808,568

	SHARES
INVESTMENTS IN AFFILIATES 22.1%
SHORT-TERM INSTRUMENTS 22.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.1%
PIMCO Short-Term Floating NAV Portfolio III		21,942,927	217,630

Total Short-Term Instruments (Cost $217,646)			217,630

Total Investments in Affiliates (Cost $217,646)			217,630

Total Investments 104.1% (Cost $1,040,371)			$1,026,198
Financial Derivative Instruments (k)(m) 1.1% (Cost or Premiums, net $(5,784))			11,268
Other Assets and Liabilities, net (5.2%)			(51,353)

Net Assets 100.0%			$986,113

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,929	0.50%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$306	Fannie Mae 2.260% due 10/17/2022	$(314)	$306	$306

Total Repurchase Agreements						$(314)	$306	$306

(1)	Includes accrued interest.

As of June 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $15,726 at a weighted average interest rate of 0.147%.

Short Sales *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	07/01/2045	$1,000	$(958)	$(957)
Fannie Mae	3.000	07/01/2045	23,600	(23,633)	(23,458)
Fannie Mae	3.500	07/01/2045	9,800	(10,175)	(10,080)
Fannie Mae	3.500	08/01/2045	5,000	(5,120)	(5,130)
Fannie Mae	4.000	07/01/2045	11,600	(12,323)	(12,275)
Fannie Mae	4.000	08/01/2045	148,000	(156,266)	(156,265)

Total Short Sales				$(208,475)	$(208,165)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(j)	Securities with an aggregate market value of $35 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$127.000	08/21/2015	100	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	108.000	08/21/2015	3,104	26	52

				$27	$53

Total Purchased Options				$27	$53

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,443	$676	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	1,618	(576)	40	0
90-Day Eurodollar June Futures	Short	06/2016	26	(10)	0	0
90-Day Eurodollar March Futures	Short	03/2016	228	(101)	3	0
90-Day Eurodollar September Futures	Short	09/2015	199	(79)	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	4	(1)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	133	(103)	0	(256)
Euro-BTP Italy Government Bond September Futures	Short	09/2015	1	1	3	(1)
U.S. Treasury 5-Year Note September Futures	Short	09/2015	1,301	309	51	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	4,166	(4,362)	21	(128)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	119	368	7	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	122	(329)	0	(8)

Total Futures Contracts				$(4,207)	$125	$(395)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$33,363	$2,125	$14	$169	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	74,900	1,085	(212)	74	0

				$3,210	$(198)	$243	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022		$9,700	$48	$(43)	$3	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		240,000	(338)	(110)	16	0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		185,800	(1,226)	(682)	12	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		194,400	(419)	(173)	9	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		567,600	(3,381)	(706)	112	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		20,700	17	(75)	6	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		486,800	2,047	(339)	29	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		40,100	315	(193)	29	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		6,300	(57)	12	0	(4)
Pay	3-Month USD-LIBOR	2.750	12/16/2045		8,700	(447)	34	0	(20)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	45,600	2,264	3,041	0	(526)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	8,700	(53)	7	0	(62)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		25,200	(351)	(105)	0	(292)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	66,500	(22)	40	22	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		101,200	25	23	36	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		369,900	(64)	(133)	160	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		177,800	(52)	(36)	80	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		111,600	(39)	(39)	51	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		13,600	(16)	(12)	6	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		11,800	(15)	(26)	8	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		42,100	(96)	(96)	28	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		70,000	(150)	(152)	47	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		11,000	10	8	8	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		48,500	1	1	34	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		15,100	(2)	(2)	6	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		59,100	39	39	41	0

						$(1,962)	$283	$743	$(904)

Total Swap Agreements						$1,248	$85	$986	$(904)

(4)	Unsettled variation margin asset of $147 for closed swap agreements is outstanding at period end.

(l)	Securities with an aggregate market value of $36,918 and cash of $5,290 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	4,141,449	$	3,727	$23	$0
	07/2015	MXN	134,673		8,786	220	0
	07/2015	$	1,865	KRW	2,070,724	0	(9)
	07/2015		190	MXN	2,939	0	(4)
	08/2015	SEK	3,070	$	368	0	(3)
	08/2015	$	276	ILS	1,069	7	0
	05/2016	BRL	14,911	$	4,252	0	(84)
BPS	07/2015		233,675		92,508	17,349	0
	07/2015	CAD	188		150	0	0
	07/2015	DKK	2,730		397	0	(11)
	07/2015	JPY	4,867,690		39,395	0	(379)
	07/2015	$	72,647	BRL	233,675	2,562	(50)
	07/2015		6,611	JPY	827,900	154	0
	07/2015		174	MXN	2,708	0	(1)
	08/2015		4,313	BRL	13,538	0	(9)
BRC	07/2015	ZAR	3,972	$	325	0	0
CBK	07/2015	BRL	21,427		6,906	14	0
	07/2015	MXN	16,623		1,078	20	0
	07/2015	$	6,757	BRL	21,427	135	0
	07/2015		453	MXN	6,983	0	(9)
	07/2015		179	TRY	482	0	(1)
	08/2015	DKK	800	$	123	3	0
	09/2015	$	3,934	MXN	62,194	0	(2)
	05/2016	BRL	23,593	$	6,757	0	(103)
DUB	07/2015		42,855		13,868	84	0
	07/2015	GBP	10,296		15,777	0	(400)
	07/2015	KRW	13,614,365		12,571	419	0
	07/2015	$	13,813	BRL	42,855	0	(29)
FBF	07/2015	BRL	23,700	$	9,745	2,122	0
	07/2015	$	7,639	BRL	23,700	0	(16)
	07/2015		209	MXN	3,210	0	(5)
GLM	07/2015	BRL	259,208	$	83,545	175	0
	07/2015	INR	62,299	EUR	874	0	(4)
	07/2015	$	88,962	BRL	259,208	1,142	(6,733)
	07/2015		38,472	JPY	4,757,990	406	0
	07/2015		1,004	MXN	15,310	0	(30)
	08/2015	JPY	4,292,390	$	34,700	0	(387)
	08/2015	NOK	1,640		215	6	0
	08/2015	$	654	CHF	610	0	0
HUS	07/2015	BRL	33,900	$	10,709	8	(203)
	07/2015	SGD	21,406		15,901	13	0
	07/2015	$	10,455	BRL	33,900	449	0
	10/2015	DKK	6,135	$	952	33	0
JPM	07/2015	BRL	104,981		38,624	4,859	0
	07/2015	CAD	3,974		3,182	0	0
	07/2015	EUR	5,052		5,615	0	(17)
	07/2015	INR	66,362	EUR	931	0	(5)
	07/2015	$	33,836	BRL	104,981	0	(71)
	07/2015		3,629	EUR	3,214	0	(46)
	07/2015		1,158	GBP	748	17	0
	05/2016	BRL	20,379	$	5,781	0	(144)
MSB	07/2015		4,511		1,454	3	0
	07/2015	$	1,400	BRL	4,511	50	0
	07/2015		15,465	GBP	9,840	0	(4)
	08/2015	GBP	9,840	$	15,462	4	0
	08/2015	SAR	2,274		606	0	(1)
	08/2015	$	605	SAR	2,274	1	0
	05/2016	BRL	5,007	$	1,421	0	(35)
NGF	07/2015	$	30,463	MXN	470,935	0	(512)
SCX	07/2015	EUR	1,805	INR	128,660	9	0
	07/2015	KRW	3,925,606	$	3,528	24	0
	07/2015	MXN	308,161		19,768	169	0
	07/2015	$	146,218	EUR	130,487	0	(744)
	08/2015	EUR	130,487	$	146,280	744	0
	09/2015	HKD	1,915		247	0	0
	09/2015	$	19,652	MXN	308,161	0	(169)
SOG	10/2015	DKK	2,730	$	408	0	(1)
UAG	07/2015	BRL	102,463		41,567	8,611	0
	07/2015	EUR	141,979		154,877	4	(3,412)
	07/2015	GBP	292		444	0	(15)
	07/2015	JPY	718,200		5,808	0	(60)
	07/2015	MXN	44,752		2,919	73	0
	07/2015	$	33,025	BRL	102,463	0	(69)
	07/2015		15,066	EUR	13,330	0	(205)
	07/2015		137	MXN	2,124	0	(2)
	08/2015		712	EUR	641	3	0
	08/2015		2,801	GBP	1,781	0	(3)
	08/2015		330	INR	21,284	2	0

Total Forward Foreign Currency Contracts						$39,917	$(13,987)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	4,500	$86	$88
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		$4,440	47	47
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		5,550	99	9
	Put - OTC USD versus BRL		3.000	07/09/2015		5,550	97	4
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		4,560	48	49
	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		5,100	11	1
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		284	27	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		284	27	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		285	27	3
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		8,547	231	39
	Call - OTC USD versus CNH		7.400	02/02/2016		8,547	51	3
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		5,300	93	3
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		1,700	5	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		8,547	180	26
	Call - OTC USD versus CNH		7.500	02/02/2016		8,547	47	3

							$1,076	$276

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$48,100	$53	$61
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015	11,300	935	80
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	30,200	33	38
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	191,700	213	247
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	39,000	1,944	1,948
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	29,500	1,473	1,518
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	31,600	240	22
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	307,200	342	387
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	152,400	153	192
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	62,500	69	80
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	232,700	547	505
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	226,200	588	519
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015	21,400	1,706	152

							$8,296	$5,749

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$17,400	$42	$3

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 08/01/2045	$ 113.281	08/06/2015	$370,000	$14	$0

Total Purchased Options					$9,428	$6,028

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	7,200	$(15)	$(15)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		5,200	(7)	(11)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		7,400	(11)	(15)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		7,100	(9)	(14)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		12,600	(18)	(26)

							$(60)	$(81)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	7,063	$(103)	$(17)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	14,100	(109)	(96)
	Call - OTC EUR versus USD		1.150	08/10/2015		14,100	(191)	(94)
	Put - OTC EUR versus USD		1.050	09/28/2015		4,500	(32)	(35)
	Put - OTC EUR versus USD		1.075	09/28/2015		4,500	(54)	(57)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$664	(14)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	9,272	(72)	(107)
	Call - OTC EUR versus AUD		1.490	09/28/2015		9,272	(138)	(129)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		$6,660	(41)	(33)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	13,207	(67)	(24)
	Call - OTC CAD versus MXN		13.000	08/04/2015		6,144	(83)	(15)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$11,100	(102)	(1)
	Put - OTC USD versus BRL		2.910	07/09/2015		11,100	(102)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		3,637	(81)	(11)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		6,840	(42)	(34)
	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		13,200	(74)	(74)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,301	(138)	(70)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		17,094	(180)	(16)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		10,600	(91)	(1)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		17,094	(157)	(13)

							$(1,871)	$(830)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$4,000	$(8)	$(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	16,100	(175)	(99)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	31,400	(382)	(300)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	41,900	(790)	(40)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	33,200	(606)	(458)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	38,600	(797)	(499)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	52,100	(906)	(656)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	7,400	(239)	(20)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	9,600	(28)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	63,400	(896)	(606)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	228,700	(480)	(492)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	226,200	(475)	(525)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	40,600	(297)	(76)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	40,600	(278)	(201)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	164,000	(2,811)	(1,962)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	24,700	(248)	(609)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	41,700	(507)	(177)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	13,500	(152)	(29)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	90,000	(1,710)	(85)

							$(11,785)	$(6,875)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$34,800	$(42)	$(1)

Total Written Options						$(13,758)	$(7,787)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sprint Communications, Inc.	5.000%	12/20/2019	4.001%		$1,700	$89	$(19)	$70	$0
BRC	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	30,000	(31)	33	2	0
CBK	Dell, Inc.	1.000	12/20/2019	1.986		$1,800	(89)	15	0	(74)
	Sprint Communications, Inc.	5.000	09/20/2019	3.773		6,000	585	(298)	287	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2015	3.393		4,000	(252)	207	0	(45)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	3,000	(129)	(1,241)	0	(1,370)
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	140,000	(152)	160	8	0
	Sprint Communications, Inc.	5.000	12/20/2019	4.001		$800	43	(10)	33	0
JPM	China Government International Bond	1.000	12/20/2019	0.787		38,800	294	73	367	0
	SoftBank Corp.	1.000	12/20/2017	0.721	JPY	154,300	(177)	186	9	0
MYC	Dell, Inc.	1.000	09/20/2019	1.806		$10,000	(516)	195	0	(321)

							$(335)	$(699)	$776	$(1,810)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$4,270	$(855)	$57	$0	$(798)
FBF	CMBX.NA.AAA.1 Index	0.100	10/12/2052	2,692	(9)	8	0	(1)
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	5,149	(18)	16	0	(2)

					$(882)	$81	$0	$(801)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	750	$(1)	$45	$44	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		120	1	(13)	0	(12)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	4,300	(9)	(2)	0	(11)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		5,400	4	(7)	0	(3)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,000	(12)	183	171	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	380	3	19	22	0
	Pay	1-Year BRL-CDI	11.000	01/04/2021	BRL	72,900	266	(1,330)	0	(1,064)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		37,800	(102)	(153)	0	(255)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		14,300	2	(38)	0	(36)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		7,800	3	(7)	0	(4)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,500	0	49	49	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	260	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	3,600	2	(4)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	4,400	(1)	43	42	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	43,200	37	(329)	0	(292)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		3,900	1	(11)	0	(10)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		20,900	17	(27)	0	(10)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	1	0	1	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		520	0	32	32	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		186	(1)	(1)	0	(2)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		300	3	10	13	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	10,200	27	8	35	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	5,050	0	(197)	0	(197)
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	149,900	(411)	(601)	0	(1,012)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		13,000	6	(12)	0	(6)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	13,600	(48)	284	236	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		23,100	(2)	508	506	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		11,400	(2)	109	107	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	13,800	(17)	(17)	0	(34)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		11,300	(8)	3	0	(5)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		25,900	63	26	89	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	300	2	11	13	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		400	1	23	24	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	9,800	2	(7)	0	(5)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		41,200	(91)	(187)	0	(278)

							$(264)	$(1,589)	$1,385	$(3,238)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERADXULT Index	95,129	1-Month USD-LIBOR plus a specified spread	06/15/2016	$149,111		$(4,553)	$0	$(4,553)
FBF	Receive	ERADXULT Index	96,778	1-Month USD-LIBOR plus a specified spread	10/15/2015	151,696		(4,624)	0	(4,624)
	Receive	ERADXULT Index	91,449	1-Month USD-LIBOR plus a specified spread	02/12/2016	130,365		8,647	8,647	0
	Receive	ERADXULT Index	365,088	1-Month USD-LIBOR plus a specified spread	07/15/2016	563,667		(8,697)	0	(8,697)

								$(9,227)	$8,647	$(17,874)

Total Swap Agreements							$(1,481)	$(11,434)	$10,808	$(23,723)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(n)	Securities with an aggregate market value of $16,411 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,757	$169	$5,926
Corporate Bonds & Notes
Banking & Finance	0	173,851	0	173,851
Industrials	0	60,548	0	60,548
Utilities	0	32,013	0	32,013
Municipal Bonds & Notes
California	0	182	0	182
Colorado	0	656	0	656
Illinois	0	555	0	555
New York	0	3,866	0	3,866
Ohio	0	2,790	0	2,790
U.S. Government Agencies	0	51,941	0	51,941
U.S. Treasury Obligations	0	145,209	0	145,209
Mortgage-Backed Securities	0	94,302	4,929	99,231
Asset-Backed Securities	0	85,913	0	85,913
Sovereign Issues	0	129,700	0	129,700
Preferred Securities
Banking & Finance	2,988	4,199	0	7,187
Short-Term Instruments
Certificates of Deposit	0	4,411	0	4,411
Commercial Paper	0	2,297	0	2,297
Repurchase Agreements	0	306	0	306
U.S. Treasury Bills	0	1,986	0	1,986
	$2,988	$800,482	$5,098	$808,568

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$217,630	$0	$0	$217,630

Total Investments	$220,618	$800,482	$5,098	$1,026,198

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(208,165)	0	(208,165)
U.S. Treasury Obligations	0	0	0	0
	$0	$(208,165)	$0	$(208,165)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	125	1,039	0	1,164
Over the counter	0	56,753	0	56,753
	$125	$57,792	$0	$57,917

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(395)	(904)	0	(1,299)
Over the counter	0	(45,497)	0	(45,497)

	$(395)	$(46,401)	$0	$(46,796)

Totals	$220,348	$603,708	$5,098	$829,154

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental PLUS Small Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.8%
BANK LOAN OBLIGATIONS 1.3%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$2,851	$2,691
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		674	675
MGM Resorts International
3.500% due 12/20/2019		683	679
OGX
TBD%-13.000% due 04/10/2049		62	69

Total Bank Loan Obligations (Cost $4,233)			4,114

CORPORATE BONDS & NOTES 28.3%
BANKING & FINANCE 18.5%
Aviation Loan Trust
2.396% due 12/15/2022		811	754
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	3,000	3,516
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$800	862
Banco Bradesco S.A.
4.500% due 01/12/2017		800	834
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	1,200	1,491
Banco Santander Chile
1.875% due 01/19/2016		$100	100
Bank of America Corp.
1.154% due 04/01/2019		1,500	1,504
2.650% due 04/01/2019		1,000	1,012
6.100% due 03/17/2025 (f)		300	297
6.875% due 04/25/2018		800	904
Bank of America N.A.
0.696% due 05/08/2017		1,600	1,598
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,039
BNP Paribas S.A.
0.586% due 11/07/2015		2,300	2,301
BPCE S.A.
0.913% due 06/17/2017		1,800	1,801
Caixa Economica Federal
4.250% due 05/13/2019		800	795
Citigroup, Inc.
0.822% due 03/10/2017		2,700	2,694
5.950% due 05/15/2025 (f)		300	290
Credit Agricole S.A.
0.833% due 06/12/2017		2,200	2,199
Crown Castle International Corp.
5.250% due 01/15/2023		200	202
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,032
Eksportfinans ASA
2.375% due 05/25/2016		700	702
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	700	1,092
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$800	810
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,100	1,306
HBOS PLC
6.750% due 05/21/2018		$400	444
HDFC Bank Ltd.
3.000% due 11/30/2016		900	918
HSBC Holdings PLC
4.875% due 01/14/2022		800	880
ING Bank NV
2.000% due 09/25/2015		1,300	1,303
International Lease Finance Corp.
7.125% due 09/01/2018		500	559
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	705
JPMorgan Chase & Co.
0.794% due 02/15/2017		400	401
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,502

Lloyds Bank PLC
12.000% due 12/16/2024 (f)		100	144
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,156
Morgan Stanley
1.557% due 04/25/2018		1,100	1,117
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	456
Novo Banco S.A.
5.875% due 11/09/2015		800	894
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	10,600	1,594
2.000% due 01/01/2016		1,300	197
2.000% due 04/01/2016		2,600	395
Prudential Covered Trust
2.997% due 09/30/2015		$840	844
Rabobank Group
4.000% due 09/10/2015	GBP	2,000	3,162
6.875% due 03/19/2020	EUR	600	789
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	11,600	1,753
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	250
Shinsei Bank Ltd.
7.375% due 09/14/2020		700	786
SL Green Realty Corp.
4.500% due 12/01/2022		$800	817
Standard Chartered PLC
3.200% due 05/12/2016		100	102
Swedbank Hypotek AB
1.375% due 03/28/2018		2,700	2,701
UBS AG
7.625% due 08/17/2022		3,300	3,869
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,776

			59,649

INDUSTRIALS 5.4%
AbbVie, Inc.
1.200% due 11/06/2015		3,600	3,604
1.800% due 05/14/2018		100	100
2.500% due 05/14/2020		100	99
3.600% due 05/14/2025		100	99
Actavis Funding SCS
3.800% due 03/15/2025		700	688
Altria Group, Inc.
9.250% due 08/06/2019		354	445
Amgen, Inc.
0.884% due 05/22/2019		700	701
2.200% due 05/22/2019		1,400	1,397
Boston Scientific Corp.
6.000% due 01/15/2020		900	1,019
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	110
CNPC General Capital Ltd.
1.175% due 05/14/2017		500	499
2.750% due 05/14/2019		200	200
Dow Chemical Co.
8.550% due 05/15/2019		100	122
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	716
HJ Heinz Co.
1.600% due 06/30/2017 (b)		$100	100
2.000% due 07/02/2018 (b)		100	100
2.800% due 07/02/2020 (b)		100	100
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021		200	212
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,007
OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	5
8.500% due 06/01/2018 ^		600	3
QUALCOMM, Inc.
4.800% due 05/20/2045		100	96
Reynolds American, Inc.
5.700% due 08/15/2035		100	104
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,713
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		1,800	1,802
Wynn Macau Ltd.
5.250% due 10/15/2021		1,900	1,805
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		500	485

			17,331

UTILITIES 4.4%
AES Corp.
3.283% due 06/01/2019		1,100	1,103
AT&T, Inc.
1.212% due 06/30/2020		200	201
3.000% due 06/30/2022		200	193
3.400% due 05/15/2025		100	95
4.750% due 05/15/2046		100	91
BellSouth Corp.
4.821% due 04/26/2021		1,400	1,440
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,000	1,002
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		255	197
Petrobras Global Finance BV
2.415% due 01/15/2019		300	278
2.643% due 03/17/2017		1,600	1,571
2.750% due 01/15/2018	EUR	100	107
3.163% due 03/17/2020		$100	95
3.250% due 03/17/2017		300	296
6.850% due 06/05/2115		400	332
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		1,600	1,599
1.750% due 04/10/2017		2,300	2,303
Sprint Communications, Inc.
8.375% due 08/15/2017		600	651
Telefonica Europe BV
6.500% due 09/18/2018 (f)	EUR	200	245
Verizon Communications, Inc.
1.816% due 09/15/2016		$2,000	2,025
4.522% due 09/15/2048		327	289
4.862% due 08/21/2046		283	265
6.400% due 09/15/2033		20	23

			14,401

Total Corporate Bonds & Notes (Cost $95,569)			91,381

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	556
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	182

			738

NEW YORK 0.1%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	173

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	285

Total Municipal Bonds & Notes (Cost $1,174)			1,196

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.557% due 05/25/2037		51	51
0.737% due 09/25/2041		359	364
0.857% due 03/25/2038		633	641
5.000% due 10/01/2041		211	233
5.863% due 03/25/2037 (a)		403	66
5.963% due 11/25/2039 (a)		294	44
6.000% due 05/01/2024		512	564
6.193% due 03/25/2037 (a)		715	118
6.313% due 02/25/2037 (a)		2,366	381
7.013% due 02/25/2037 (a)		270	55
9.731% due 11/25/2040		4	4
Freddie Mac
0.586% due 11/15/2043		4,194	4,217
0.706% due 12/15/2041		621	626
0.736% due 01/15/2042		1,225	1,235
1.284% due 07/15/2042		9	9
5.000% due 04/15/2041		400	462
5.500% due 03/15/2034		402	454
6.385% due 09/15/2036 (a)		433	82
10.489% due 02/15/2040		106	119

11.508% due 09/15/2041		16	17
12.644% due 02/15/2041		6	8
Ginnie Mae
3.500% due 07/01/2045		4,200	4,348

Total U.S. Government Agencies (Cost $14,043)			14,098

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bonds
3.000% due 11/15/2044 (k)		300	292
3.125% due 08/15/2044 (k)		5,900	5,883
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022		4,012	3,980
0.125% due 07/15/2024 (k)		996	971
2.375% due 01/15/2027		16,541	19,746
U.S. Treasury Notes
1.875% due 11/30/2021 (i)(k)		7,900	7,841
2.125% due 05/15/2025		5,300	5,196

Total U.S. Treasury Obligations (Cost $43,718)			43,909

MORTGAGE-BACKED SECURITIES 8.9%
American Home Mortgage Investment Trust
2.423% due 02/25/2045		494	493
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		817	861
Banc of America Mortgage Trust
2.658% due 01/25/2035		143	136
2.666% due 02/25/2034		110	110
2.746% due 06/25/2035		62	61
2.782% due 05/25/2033		287	288
Banc of America Re-REMIC Trust
5.815% due 02/24/2051		190	197
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		105	105
Berica ABS SRL
0.321% due 12/31/2055	EUR	1,772	1,962
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^		$256	223
ChaseFlex Trust
0.487% due 07/25/2037		675	583
Citigroup Commercial Mortgage Trust
2.355% due 09/10/2045 (a)		6,729	621
5.810% due 06/14/2050		146	154
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		405	406
2.510% due 10/25/2035		67	66
2.633% due 08/25/2035 ^		244	179
5.108% due 08/25/2035		65	65
Commercial Mortgage Trust
2.365% due 02/10/2029		200	203
Countrywide Alternative Loan Trust
0.357% due 11/25/2036		2,086	2,020
0.487% due 11/20/2035		122	102
1.558% due 08/25/2035		68	63
1.638% due 01/25/2036		243	225
Countrywide Home Loan Mortgage Pass-Through Trust
0.517% due 02/25/2035		87	80
2.507% due 10/20/2034		395	354
2.680% due 08/25/2034		168	155
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		48	48
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^		237	211
Deutsche ALT-A Securities, Inc.
0.687% due 02/25/2035		885	827
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		148	133
Granite Master Issuer PLC
0.137% due 12/20/2054	EUR	26	29
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,355
GSR Mortgage Loan Trust
2.613% due 12/25/2034		124	122
2.716% due 09/25/2035		739	746
2.719% due 11/25/2035		185	181
2.937% due 07/25/2035		154	153
4.947% due 11/25/2035		108	104
5.500% due 01/25/2037		544	539
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		3,579	3,194
JPMorgan Mortgage Trust
2.485% due 07/25/2035		898	882
Luminent Mortgage Trust
0.427% due 04/25/2036		584	387

Merrill Lynch Mortgage Investors Trust
1.923% due 02/25/2033		489	473
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	276
Morgan Stanley Mortgage Loan Trust
2.128% due 06/25/2036		48	46
Morgan Stanley Re-REMIC Trust
0.503% due 02/26/2037		411	274
5.250% due 05/26/2037		469	431
Nomura Asset Acceptance Corp Alternative Loan Trust
2.926% due 07/25/2035		121	116
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		207	214
5.420% due 01/16/2049		136	141
5.695% due 09/16/2040		150	157
5.951% due 02/16/2051		294	302
6.104% due 06/16/2049		185	193
Sequoia Mortgage Trust
0.909% due 05/20/2034		252	242
Structured Adjustable Rate Mortgage Loan Trust
0.487% due 08/25/2036 ^		795	619
Structured Asset Mortgage Investments Trust
0.417% due 02/25/2036		1,271	1,017
Structured Asset Securities Corp.
6.000% due 05/25/2034		15	15
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.687% due 12/25/2033		19	19
2.405% due 02/25/2034		1,058	1,038
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		224	229
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^		445	400
1.437% due 06/25/2047 ^		245	219
5.750% due 06/25/2047		58	56
Wachovia Bank Commercial Mortgage Trust
5.903% due 06/15/2049		500	529
WaMu Mortgage Pass-Through Certificates Trust
0.467% due 11/25/2045		81	71
1.358% due 11/25/2042		138	130
2.187% due 08/25/2046		456	412
Wells Fargo Commercial Mortgage Trust
1.214% due 02/15/2027		1,800	1,800
Wells Fargo Mortgage-Backed Securities Trust
2.603% due 11/25/2036 ^		145	133
2.610% due 02/25/2035		462	459

Total Mortgage-Backed Securities (Cost $26,408)			28,634

ASSET-BACKED SECURITIES 5.8%
Alba SPV SRL
1.502% due 04/20/2040	EUR	728	813
Bear Stearns Asset-Backed Securities Trust
0.677% due 07/25/2035		$512	503
Cairn CLO BV
0.313% due 10/15/2022	EUR	40	44
COA Summit CLO Ltd.
1.625% due 04/20/2023		$1,100	1,100
Countrywide Asset-Backed Certificates Trust
0.787% due 08/25/2035		271	269
EFS Volunteer LLC
0.787% due 10/25/2021		112	112
EMC Mortgage Loan Trust
0.635% due 05/25/2043		263	258
Gallatin CLO Ltd.
1.545% due 07/15/2023		400	400
Home Equity Asset Trust
1.282% due 07/25/2035		1,000	898
HSI Asset Securitization Corp. Trust
0.367% due 04/25/2037		1,500	1,074
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	19	21
IXIS Real Estate Capital Trust
0.527% due 02/25/2036		$67	66
JPMorgan Mortgage Acquisition Corp.
0.377% due 05/25/2035		217	214
LCM LP
1.530% due 04/15/2022		2,300	2,303
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		2,200	2,197
Morgan Stanley Dean Witter Capital, Inc. Trust
1.167% due 02/25/2033		707	627
Octagon Investment Partners Ltd.
1.549% due 05/05/2023		1,000	998
RAAC Trust
1.387% due 09/25/2047		808	795

Race Point CLO Ltd.
1.586% due 12/15/2022		3,320	3,321
SLM Student Loan Trust
0.256% due 06/17/2024	EUR	636	697
Structured Asset Investment Loan Trust
1.387% due 12/25/2034		$2,192	1,936

Total Asset-Backed Securities (Cost $18,239)			18,646

SOVEREIGN ISSUES 16.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,455
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	13,600	4,087
0.000% due 04/01/2016 (d)		600	174
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		3,900	1,132
10.000% due 01/01/2023		3,200	909
10.000% due 01/01/2025		35,200	9,800
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,600	1,302
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (e)	EUR	1,002	1,159
3.750% due 09/01/2024		7,700	9,622
4.000% due 02/01/2037		1,900	2,378
4.750% due 09/01/2044		1,400	1,967
5.000% due 09/01/2040		1,000	1,432
Kommunalbanken A/S
0.662% due 03/27/2017		$2,300	2,314
Mexico Government International Bond
4.750% due 06/14/2018	MXN	9,500	608
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	10,000	46
4.500% due 07/03/2017		140,000	618
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,151
4.750% due 05/10/2018		300	319
5.850% due 05/10/2023		900	1,023
Spain Government International Bond
5.400% due 01/31/2023	EUR	1,200	1,663
5.850% due 01/31/2022		1,900	2,662

Total Sovereign Issues (Cost $55,876)			51,821

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
GMAC Capital Trust
8.125% due 02/15/2040		81,912	2,128

Total Preferred Securities (Cost $2,225)			2,128

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.4%
CERTIFICATES OF DEPOSIT 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$3,250	3,249

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		500	499

REPURCHASE AGREEMENTS (g) 0.5%			1,472

JAPAN TREASURY BILLS 10.6%
0.000% due 07/21/2015 - 09/24/2015 (c)(d)	JPY	4,180,000	34,156

U.S. TREASURY BILLS 0.2%
0.019% due 09/03/2015 - 11/12/2015 (c)(k)		$642	642

Total Short-Term Instruments (Cost $40,508)			40,018

Total Investments in Securities (Cost $301,993)			295,945

	SHARES
INVESTMENTS IN AFFILIATES 15.1%
SHORT-TERM INSTRUMENTS 15.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.1%
PIMCO Short-Term Floating NAV Portfolio III	4,930,735	48,903

Total Short-Term Instruments (Cost $48,908)		48,903

Total Investments in Affiliates (Cost $48,908)		48,903

Total Investments 106.9% (Cost $350,901)		$344,848
Financial Derivative Instruments (h)(j) 3.9% (Cost or Premiums, net $(2,815))		12,606
Other Assets and Liabilities, net (10.8%)		(34,823)

Net Assets 100.0%		$322,631

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$1,472	Fannie Mae 2.260% due 10/17/2022	$(1,501)	$1,472	$1,472

Total Repurchase Agreements						$(1,501)	$1,472	$1,472

(1)	Includes accrued interest.

Short Sales: *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$8,900	$(8,926)	$(8,847)
Fannie Mae	3.500	07/01/2045	11,800	(12,243)	(12,138)
Fannie Mae	4.000	07/01/2045	13,500	(14,384)	(14,286)
Fannie Mae	4.000	08/01/2045	26,000	(27,461)	(27,451)

Total Short Sales				$(63,014)	$(62,722)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	291	$208	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	604	(340)	15	0
90-Day Eurodollar June Futures	Short	06/2016	10	(4)	0	0
90-Day Eurodollar March Futures	Short	03/2016	83	(38)	1	0
90-Day Eurodollar September Futures	Short	09/2015	74	(30)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	1	0	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	47	(36)	0	(90)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	37	(199)	33	(102)
Russell 2000 Mini Index September Futures	Short	09/2015	46	7	7	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	912	(747)	5	(28)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	24	(101)	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	9	19	1	0

Total Futures Contracts				$(1,261)	$62	$(223)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$19,206	$1,223	$(111)	$97	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	15,700	213	(52)	14	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	13,800	200	(28)	14	0

				$1,636	$(191)	$125	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$79,900	$(113)	$(37)	$5	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		61,200	(404)	(225)	4	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		66,000	(142)	(59)	3	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		149,200	(882)	(204)	32	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		15,000	(114)	(45)	4	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		98,000	412	(68)	6	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		14,400	123	(52)	9	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		6,700	341	(66)	16	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	25,300	1,256	1,715	0	(292)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	1,900	(11)	2	0	(13)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		5,500	(76)	(23)	0	(64)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	22,100	(7)	13	7	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		24,400	6	6	9	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		5,000	0	0	2	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		74,600	(13)	(27)	32	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		30,500	(9)	8	14	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		34,500	(12)	(12)	16	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		10,800	(3)	(3)	5	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		8,800	(6)	(19)	4	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		61,100	(71)	(37)	28	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		6,200	(8)	(14)	4	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		22,200	(51)	(51)	15	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		30,000	(64)	(65)	20	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		1,900	2	1	1	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		9,600	0	0	7	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		3,100	0	0	1	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		10,100	7	7	7	0

						$161	$745	$251	$(369)

Total Swap Agreements						$1,797	$554	$376	$(369)

(i)	Securities with an aggregate market value of $5,087 and cash of $4,572 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(4)	Unsettled variation margin asset of $30 for closed swap agreements is outstanding at period end.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	1,384,929	$	1,246	$8	$0
	07/2015	MXN	45,863		2,991	74	0
	07/2015	$	624	KRW	692,464	0	(3)
	09/2015	HKD	419	$	54	0	0
	10/2015	BRL	3,560		1,117	9	0
	05/2016		8,371		2,387	0	(47)
BPS	07/2015		46,485		15,007	55	0
	07/2015	JPY	4,148,479		34,339	574	(136)
	07/2015	$	15,749	BRL	46,485	225	(1,022)
	07/2015		2,691	JPY	337,000	63	0
	07/2015		7,500	MXN	116,302	0	(103)
	08/2015	BRL	4,292	$	1,367	3	0
	09/2015	JPY	1,180,000		9,578	0	(75)
	01/2016	DKK	3,270		509	17	0
	04/2016	BRL	600		168	0	(8)
BRC	07/2015	ZAR	3,622		296	0	0
CBK	07/2015	BRL	12,029		3,877	8	0
	07/2015	MXN	6,080		394	7	0
	07/2015	$	3,794	BRL	12,029	76	0
	07/2015		521	EUR	463	0	(5)
	07/2015		120	MXN	1,850	0	(2)
	09/2015	JPY	600,000	$	4,867	0	(41)
	09/2015	$	4,373	MXN	69,138	0	(2)
	05/2016	BRL	13,245	$	3,794	0	(58)
DUB	07/2015		56,368		19,532	1,402	0
	07/2015	GBP	2,933		4,494	0	(114)
	07/2015	KRW	4,193,295		3,872	129	0
	07/2015	$	18,168	BRL	56,368	0	(38)
	10/2015	DKK	1,126	$	174	5	0
	01/2016	BRL	700		205	0	(6)
	01/2016	DKK	7,689		1,187	32	0
FBF	07/2015	BRL	13,258		5,077	813	0
	07/2015	$	4,273	BRL	13,258	0	(9)
	07/2015		1,529	MXN	23,487	0	(35)
GLM	07/2015	BRL	40,720	$	13,125	27	0
	07/2015	INR	20,956	EUR	294	0	(1)
	07/2015	MXN	17,003	$	1,115	34	0
	07/2015	$	14,507	BRL	40,720	70	(1,480)
	07/2015		13,628	JPY	1,685,479	144	0
	08/2015	JPY	1,526,279	$	12,339	0	(137)
	10/2015	DKK	2,864		443	14	0
	01/2016		2,252		350	11	0
HUS	07/2015	BRL	12,341		3,855	0	(114)
	07/2015	SGD	7,153		5,313	4	0
	07/2015	$	3,978	BRL	12,341	0	(8)
	10/2015	DKK	1,943	$	302	11	0
JPM	07/2015	CAD	2,734		2,189	0	0
	07/2015	EUR	2,207		2,455	0	(6)
	07/2015	INR	22,382	EUR	314	0	(2)
	07/2015	$	752		663	0	(13)
	10/2015	DKK	4,403	$	676	17	0
	10/2015	$	3,331	BRL	10,480	0	(69)
	01/2016	BRL	7,700	$	2,492	168	0
	05/2016		11,441		3,246	0	(81)
MSB	07/2015		2,532		816	2	0
	07/2015	$	786	BRL	2,532	28	0
	07/2015		4,610	GBP	2,933	0	(1)
	08/2015	GBP	2,933	$	4,609	1	0
	08/2015	SAR	669		178	0	0
	08/2015	$	178	SAR	669	0	0
	05/2016	BRL	2,811	$	798	0	(20)
SCX	07/2015	EUR	608	INR	43,338	3	0
	07/2015	KRW	1,674,613	$	1,505	10	0
	07/2015	MXN	59,703		3,830	33	0
	07/2015	$	50,423	EUR	44,998	0	(257)
	08/2015	EUR	44,998	$	50,444	257	0
	09/2015	$	3,807	MXN	59,703	0	(33)
SOG	10/2015	BRL	16,100	$	5,265	254	0
UAG	07/2015		19,511		7,915	1,640	0
	07/2015	EUR	49,024		53,481	2	(1,175)
	07/2015	JPY	274,000		2,216	0	(23)
	07/2015	MXN	14,697		959	24	0
	07/2015	$	6,289	BRL	19,511	0	(13)
	07/2015		5,772	EUR	5,107	0	(78)
	07/2015		110	MXN	1,707	0	(2)
	10/2015		2,917	BRL	9,180	0	(59)
	01/2016	BRL	5,200	$	1,683	113	0
	01/2016	DKK	2,710		397	0	(10)

Total Forward Foreign Currency Contracts						$6,367	$(5,286)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	1,500	$29	$29
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		$169	4	1
	Call - OTC USD versus CNH		7.500	02/02/2016		169	1	0
CBK	Call - OTC USD versus CNH		6.400	02/02/2016		146	4	1
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		1,635	17	18
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		2,050	36	3
	Put - OTC USD versus BRL		3.000	07/09/2015		2,050	36	2
	Call - OTC USD versus CNH	CNH	7.400	02/02/2016		146	1	0
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		1,365	15	15
	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		1,600	3	0
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		93	9	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		93	9	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		94	9	1
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		2,487	67	11
	Call - OTC USD versus CNH		7.400	02/02/2016		2,487	15	1
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		1,900	33	1
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		500	2	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		2,464	52	7
	Call - OTC USD versus CNH		7.500	02/02/2016		2,464	13	1

							$355	$91

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$11,200	$13	$14
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015	1,600	132	11
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	7,100	8	9
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	49,500	55	64
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	8,600	429	429
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	6,300	315	324
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	11,700	89	8
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	66,800	74	84
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	33,100	33	42
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	52,200	57	67
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	73,300	172	159
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	71,400	186	164
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015	2,500	199	18

							$1,762	$1,393

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$6,300	$15	$1

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 08/01/2045	$113.281	08/06/2015	$90,000	$3	$0

Total Purchased Options					$2,135	$1,485

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	2,400	$(5)	$(5)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		1,800	(2)	(3)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		2,500	(4)	(5)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		2,300	(3)	(5)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		4,300	(6)	(9)

							$(20)	$(27)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	2,395	$(35)	$(6)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	4,700	(36)	(32)
	Call - OTC EUR versus USD		1.150	08/10/2015		4,700	(64)	(31)
	Put - OTC EUR versus USD		1.050	09/28/2015		1,500	(11)	(12)
	Put - OTC EUR versus USD		1.075	09/28/2015		1,500	(18)	(19)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$287	(6)	(1)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	3,058	(24)	(35)
	Call - OTC EUR versus AUD		1.490	09/28/2015		3,058	(46)	(43)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$338	(3)	0
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		2,452	(15)	(12)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	4,479	(23)	(8)
	Call - OTC CAD versus MXN		13.000	08/04/2015		2,084	(28)	(5)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$4,100	(37)	0
	Put - OTC USD versus BRL		2.910	07/09/2015		4,100	(38)	0
	Call - OTC USD versus BRL		3.620	09/10/2015		1,236	(27)	(4)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		292	(3)	0
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		2,048	(13)	(10)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		1,523	(49)	(25)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		4,974	(52)	(5)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		3,800	(33)	0
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		4,928	(45)	(4)

							$(606)	$(252)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$1,200	$(2)	$(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	3,800	(41)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	6,800	(83)	(65)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	6,700	(126)	(6)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	7,100	(130)	(98)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	8,400	(173)	(108)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	10,900	(190)	(137)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	2,800	(91)	(8)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	3,200	(9)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	13,800	(195)	(132)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	72,100	(151)	(155)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	71,400	(150)	(166)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	14,400	(106)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	14,400	(99)	(71)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	36,000	(617)	(431)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	9,200	(92)	(227)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	10,800	(131)	(46)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	11,300	(127)	(24)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	10,500	(200)	(10)

							$(2,713)	$(1,748)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$12,600	$(15)	$(1)

Total Written Options						$(3,354)	$(2,028)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	09/20/2019	1.166%		$100	$0	$(1)	$0	$(1)
	Volvo Treasury AB	1.000	03/20/2021	0.951	EUR	100	(5)	5	0	0
BPS	Dell, Inc.	1.000	09/20/2019	1.806		$600	(27)	8	0	(19)
CBK	China Government International Bond	1.000	12/20/2019	0.787		6,200	47	12	59	0
	Dell, Inc.	1.000	09/20/2019	1.806		4,000	(207)	79	0	(128)
	Dell, Inc.	1.000	12/20/2019	1.986		400	(20)	4	0	(16)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2015	3.393		900	(57)	47	0	(10)
JPM	China Government International Bond	1.000	12/20/2019	0.787		1,000	7	3	10	0

							$(262)	$157	$69	$(174)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$7,116	$(1,415)	$86	$0	$(1,329)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(2)	25	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	300	40	(2)	38	0
FBF	CMBX.NA.AAA.1 Index	0.100	10/12/2052	567	(2)	2	0	0
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	1,039	(4)	3	0	(1)

					$(1,354)	$87	$63	$(1,330)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	170	$0	$10	$10	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		40	0	(4)	0	(4)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	1,400	(3)	0	0	(3)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		3,200	4	(6)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	2,800	(3)	56	53	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	90	1	4	5	0
	Pay	1-Year BRL-CDI	11.000	01/04/2021	BRL	14,600	54	(267)	0	(213)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		11,800	(32)	(48)	0	(80)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		6,700	1	(18)	0	(17)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		5,200	0	(3)	0	(3)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,100	0	41	41	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	70	0	0	0	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	1,200	1	(2)	0	(1)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		6,900	18	6	24	0
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	100	0	1	1	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	11,200	10	(86)	0	(76)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		1,800	0	(4)	0	(4)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		14,100	7	(14)	0	(7)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		2,300	5	3	8	0
FBF	Pay	1-Month GBP-UKRPI	3.550	11/15/2044	GBP	120	0	7	7	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		42	0	0	0	0
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	2,500	7	2	9	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	1,380	0	(54)	0	(54)
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	4,700	(13)	(19)	0	(32)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		5,100	0	(2)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	3,600	(14)	76	62	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		5,900	(1)	130	129	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		7,300	(1)	70	69	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	5,700	(6)	(8)	0	(14)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		8,500	(10)	6	0	(4)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		6,300	15	7	22	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	100	1	4	5	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		90	0	5	5	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	4,600	(2)	0	0	(2)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		8,400	(19)	(38)	0	(57)

							$20	$(145)	$450	$(575)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	ERAUSST Index	118,174	1-Month USD-LIBOR less a specified spread	11/20/2015	$299,165		$13,550	$13,550	$0
FBF	Receive	ERAUSST Index	6,279	1-Month USD-LIBOR less a specified spread	10/15/2015	16,489		139	139	0

								$13,689	$13,689	$0

Total Swap Agreements							$(1,596)	$13,788	$14,271	$(2,079)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $4,003 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,045	$69	$4,114
Corporate Bonds & Notes
Banking & Finance	0	59,649	0	59,649
Industrials	0	17,331	0	17,331
Utilities	0	14,401	0	14,401
Municipal Bonds & Notes
California	0	738	0	738
New York	0	173	0	173
Ohio	0	285	0	285
U.S. Government Agencies	0	14,098	0	14,098
U.S. Treasury Obligations	0	43,909	0	43,909
Mortgage-Backed Securities	0	28,634	0	28,634
Asset-Backed Securities	0	18,646	0	18,646
Sovereign Issues	0	51,821	0	51,821
Preferred Securities
Banking & Finance	2,128	0	0	2,128
Short-Term Instruments
Certificates of Deposit	0	3,249	0	3,249
Commercial Paper	0	499	0	499
Repurchase Agreements	0	1,472	0	1,472
Japan Treasury Bills	0	34,156	0	34,156
U.S. Treasury Bills	0	642	0	642
	$2,128	$293,748	$69	$295,945

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,903	$0	$0	$48,903

Total Investments	$51,031	$293,748	$69	$344,848

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(62,722)	$0	$(62,722)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	62	376	0	438
Over the counter	0	22,123	0	22,123
	$62	$22,499	$0	$22,561

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(223)	(369)	0	(592)
Over the counter	0	(9,393)	0	(9,393)

	$(223)	$(9,762)	$0	$(9,985)

Totals	$50,870	$243,763	$69	$294,702

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.4%
BANK LOAN OBLIGATIONS 0.0%
Dell, Inc.
3.750% due 10/29/2018		$204	$204
MGM Resorts International
3.500% due 12/20/2019		195	194

Total Bank Loan Obligations (Cost $390)			398

CORPORATE BONDS & NOTES 18.8%
BANKING & FINANCE 14.3%
Ally Financial, Inc.
8.000% due 03/15/2020		241	284
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,100	1,282
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		300	352
5.000% due 02/09/2019		600	741
Banco Bradesco S.A.
4.500% due 01/12/2017		$200	209
Banco do Brasil S.A.
6.000% due 01/22/2020		2,500	2,681
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	3,000	3,727
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$900	913
Banco Santander Chile
1.176% due 04/11/2017		700	698
3.750% due 09/22/2015		400	402
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	5,100	5,540
Bank of America Corp.
0.892% due 08/25/2017		$100	100
1.154% due 04/01/2019		100	100
2.650% due 04/01/2019		100	101
4.125% due 01/22/2024		2,400	2,463
6.500% due 08/01/2016		200	211
Bank of America N.A.
0.566% due 06/15/2016		1,900	1,895
0.696% due 05/08/2017		12,900	12,886
5.300% due 03/15/2017		325	344
Bank of Nova Scotia
0.586% due 04/11/2017		1,300	1,298
Barclays Bank PLC
7.625% due 11/21/2022		4,700	5,361
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	400	445
8.000% due 12/15/2020 (e)		1,000	1,187
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,500	1,535
Bear Stearns Cos. LLC
7.250% due 02/01/2018		3,600	4,078
BNP Paribas S.A.
0.586% due 11/07/2015		1,100	1,101
BPCE S.A.
0.913% due 06/17/2017		900	901
5.700% due 10/22/2023		400	423
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	500	558
Caixa Economica Federal
2.375% due 11/06/2017		$100	97
4.250% due 05/13/2019		300	298
Citigroup, Inc.
4.587% due 12/15/2015		1,400	1,424
5.950% due 05/15/2025 (e)		1,400	1,353
Credit Agricole S.A.
0.833% due 06/12/2017		3,500	3,499
6.500% due 06/23/2021 (e)	EUR	3,300	3,707
7.875% due 01/23/2024 (e)		$200	205
Credit Suisse
0.586% due 03/11/2016		3,100	3,099
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,900	3,396
Dexia Credit Local S.A.
0.656% due 11/07/2016		$2,600	2,607
0.676% due 01/11/2017		1,100	1,104
2.000% due 01/22/2021	EUR	200	239

Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	804
2.000% due 09/15/2015		$800	801
European Investment Bank
7.500% due 12/15/2017	NZD	400	297
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	500	780
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$900	901
3.984% due 06/15/2016		7,600	7,779
General Electric Capital Corp.
3.800% due 06/18/2019		100	106
General Motors Financial Co., Inc.
2.750% due 05/15/2016		700	708
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	831
Goldman Sachs Group, Inc.
1.437% due 04/23/2020		$1,900	1,921
HBOS PLC
0.787% due 09/01/2016	EUR	600	667
6.750% due 05/21/2018		$100	111
International Lease Finance Corp.
6.750% due 09/01/2016		400	422
7.125% due 09/01/2018		1,500	1,676
JPMorgan Chase & Co.
0.794% due 02/15/2017		700	701
0.827% due 04/25/2018		3,400	3,404
1.350% due 02/15/2017		600	601
2.600% due 01/15/2016		700	706
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	3,132	5,089
Morgan Stanley
0.755% due 10/15/2015		$1,000	1,001
1.557% due 04/25/2018		600	609
Navient Corp.
8.450% due 06/15/2018		400	446
Prudential Covered Trust
2.997% due 09/30/2015		3,080	3,096
QBE Capital Funding Ltd.
7.250% due 05/24/2041		350	388
Rabobank Group
3.375% due 01/19/2017		3,000	3,097
4.000% due 09/10/2015	GBP	400	632
8.375% due 07/26/2016 (e)		$1,200	1,257
8.400% due 06/29/2017 (e)		600	650
RCI Banque S.A.
4.600% due 04/12/2016		2,100	2,152
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	400	449
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$1,100	1,098
Stadshypotek AB
1.250% due 05/23/2018		1,100	1,092
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	200	240
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$300	307
Swedbank Hypotek AB
1.375% due 03/28/2018		500	500
Toronto-Dominion Bank
2.125% due 07/02/2019		1,100	1,104
UBS AG
0.981% due 03/26/2018		4,400	4,402
5.125% due 05/15/2024		400	396
5.875% due 12/20/2017		3,000	3,301
7.250% due 02/22/2022		400	422
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	600	649
8.000% due 06/03/2024 (e)		$200	197
Wachovia Capital Trust
5.570% due 07/31/2015 (e)		1,000	990
Wells Fargo & Co.
0.686% due 09/14/2018		4,500	4,487
WM Covered Bond Program
4.000% due 11/26/2016	EUR	1,500	1,751

			135,862

INDUSTRIALS 2.2%
AbbVie, Inc.
1.800% due 05/14/2018		$400	399
2.500% due 05/14/2020		200	198
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	99

Actavis Funding SCS
1.543% due 03/12/2020		900	911
4.750% due 03/15/2045		1,200	1,142
ADT Corp.
4.875% due 07/15/2042		700	539
Amgen, Inc.
0.884% due 05/22/2019		300	300
2.200% due 05/22/2019		900	898
BMW U.S. Capital LLC
0.624% due 06/02/2017		2,200	2,194
CNPC General Capital Ltd.
1.175% due 05/14/2017		200	200
2.750% due 05/14/2019		1,300	1,301
ConAgra Foods, Inc.
0.646% due 07/21/2016		200	199
Cox Communications, Inc.
5.500% due 10/01/2015		500	506
Daimler Finance North America LLC
0.632% due 03/10/2017		800	800
DISH DBS Corp.
4.250% due 04/01/2018		100	102
Enterprise Products Operating LLC
1.250% due 08/13/2015		1,000	1,000
HCA, Inc.
5.000% due 03/15/2024		200	204
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,900	1,730
HJ Heinz Co.
1.600% due 06/30/2017 (b)		$200	200
2.000% due 07/02/2018 (b)		200	200
2.800% due 07/02/2020 (b)		100	100
3.500% due 07/15/2022 (b)		100	101
3.950% due 07/15/2025 (b)		100	101
5.000% due 07/15/2035 (b)		100	102
5.200% due 07/15/2045 (b)		100	103
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	200	239
Masco Corp.
6.125% due 10/03/2016		$100	106
Mondelez International, Inc.
2.250% due 02/01/2019		200	200
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017		400	402
PepsiCo, Inc.
0.492% due 02/26/2016		1,010	1,011
Roche Holdings, Inc.
0.622% due 09/30/2019		1,600	1,601
Statoil ASA
0.736% due 11/08/2018		1,000	999
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		1,300	1,359
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,400	1,295

			21,137

UTILITIES 2.3%
AES Corp.
3.283% due 06/01/2019		700	702
AT&T, Inc.
1.212% due 06/30/2020		500	502
2.450% due 06/30/2020		100	98
3.000% due 06/30/2022		600	580
3.400% due 05/15/2025		300	285
4.500% due 05/15/2035		100	92
BellSouth Corp.
4.821% due 04/26/2021		3,700	3,807
Laclede Group, Inc.
1.024% due 08/15/2017		2,200	2,197
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		85	66
Petrobras Global Finance BV
2.415% due 01/15/2019		2,100	1,947
2.643% due 03/17/2017		2,100	2,062
2.750% due 01/15/2018	EUR	200	215
3.250% due 03/17/2017		$800	789
3.750% due 01/14/2021	EUR	500	517
6.250% due 12/14/2026	GBP	200	280
6.850% due 06/05/2115		$2,000	1,658
Sprint Communications, Inc.
8.375% due 08/15/2017		100	108
SSE PLC
5.625% due 10/01/2017 (e)	EUR	500	592
Verizon Communications, Inc.
1.816% due 09/15/2016		$2,800	2,835
2.500% due 09/15/2016		343	349
3.650% due 09/14/2018		1,100	1,156

Vodafone Group PLC
0.662% due 02/19/2016		400	400

			21,237

Total Corporate Bonds & Notes (Cost $184,721)			178,236

MUNICIPAL BONDS & NOTES 0.2%
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,870	1,576

Total Municipal Bonds & Notes (Cost $1,591)			1,576

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
0.247% due 07/25/2037		29	27
0.537% due 09/25/2042		40	39
3.500% due 08/01/2030 - 07/01/2045		35,000	36,188
4.000% due 07/01/2045		18,000	19,047
Freddie Mac
0.586% due 11/15/2043		740	744
Ginnie Mae
3.500% due 07/01/2045		13,000	13,460

Total U.S. Government Agencies (Cost $69,307)			69,505

U.S. TREASURY OBLIGATIONS 21.9%
U.S. Treasury Bonds
2.500% due 02/15/2045		3,500	3,066
3.000% due 11/15/2044		1,200	1,169
3.125% due 08/15/2044		28,300	28,216
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022		26,646	26,431
0.125% due 01/15/2023 (g)		3,690	3,623
0.125% due 07/15/2024 (g)		65,462	63,779
U.S. Treasury Notes
1.875% due 11/30/2021 (g)(i)		28,500	28,288
2.000% due 02/15/2025		4,000	3,881
2.125% due 12/31/2021 (i)		37,600	37,861
2.125% due 05/15/2025		11,400	11,176

Total U.S. Treasury Obligations (Cost $206,505)			207,490

MORTGAGE-BACKED SECURITIES 4.4%
BAMLL Commercial Mortgage Securities Trust
1.536% due 12/15/2029		5,600	5,625
Banc of America Funding Trust
2.933% due 01/20/2047 ^		1,773	1,509
BCAP LLC Trust
0.397% due 05/25/2047		401	299
Bear Stearns Adjustable Rate Mortgage Trust
2.526% due 01/25/2034		134	126
2.567% due 08/25/2035		1,174	1,028
2.834% due 02/25/2034		380	373
Bear Stearns ALT-A Trust
2.720% due 11/25/2036		599	464
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036		2,802	2,265
Berica Residential MBS SRL
0.288% due 03/31/2048	EUR	242	265
Citigroup Commercial Mortgage Trust
0.936% due 06/15/2033		$1,100	1,096
2.355% due 09/10/2045 (a)		961	89
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035		53	53
Claris ABS
0.412% due 10/31/2060	EUR	657	721
Commercial Mortgage Trust
1.088% due 06/11/2027		$800	800
Countrywide Alternative Loan Trust
0.382% due 12/20/2046		492	378
0.397% due 07/25/2046		831	726
0.467% due 12/25/2035		38	34
0.687% due 12/25/2035 ^		204	148
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		677	586
2.429% due 11/25/2034		33	32
2.458% due 10/19/2032		21	18
2.530% due 08/25/2034		32	28
4.915% due 10/20/2035		490	443
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 11/25/2031		61	52

Credit Suisse Mortgage Capital Certificates
5.467% due 09/16/2039		1,109	1,137
Deco UK PLC
0.731% due 01/27/2020	GBP	660	998
Eurohome UK Mortgages PLC
0.721% due 06/15/2044		395	582
Granite Mortgages PLC
1.255% due 07/20/2043		$512	514
HarborView Mortgage Loan Trust
0.408% due 05/19/2035		1,765	1,474
Hyatt Hotel Portfolio Trust
1.436% due 11/15/2029		5,400	5,413
IndyMac Mortgage Loan Trust
2.642% due 06/25/2035 ^		433	380
4.157% due 05/25/2036 ^		200	171
JPMorgan Mortgage Trust
2.586% due 08/25/2036 ^		54	48
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030		14	13
Merrill Lynch Alternative Note Asset Trust
0.387% due 03/25/2037		12,389	6,568
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		7	6
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		989	910
Newgate Funding PLC
0.728% due 12/01/2050	GBP	900	1,238
Puma Series
2.845% due 10/18/2045	AUD	537	413
2.940% due 05/13/2045		546	422
RMAC PLC
0.116% due 06/12/2037	EUR	1,942	2,013
RMAC Securities PLC
0.721% due 06/12/2044	GBP	838	1,207
Structured Asset Mortgage Investments Trust
0.438% due 07/19/2035		$40	38
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		157	154
Thornburg Mortgage Securities Trust
1.437% due 06/25/2047 ^		49	44
Vulcan European Loan Conduit Ltd.
0.271% due 05/15/2017	EUR	107	118
Wells Fargo Commercial Mortgage Trust
1.214% due 02/15/2027		$300	300
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 03/25/2035		707	712

Total Mortgage-Backed Securities (Cost $43,007)			42,031

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp Home Equity Loan Trust
0.807% due 02/25/2036 ^		600	494
Aimco CLO
0.526% due 08/20/2020		209	208
Ally Auto Receivables Trust
0.480% due 02/15/2017		572	571
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.697% due 10/25/2035		7,530	6,381
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		825	768
Argent Securities Trust
0.347% due 05/25/2036		15,017	5,682
0.377% due 03/25/2036		1,517	1,005
Atrium CDO Corp.
1.376% due 11/16/2022		652	653
Bear Stearns Asset-Backed Securities Trust
0.637% due 08/25/2036		300	256
1.580% due 01/25/2035		28	25
BMI CLO
1.216% due 08/01/2021		2,161	2,157
Cairn CLO BV
0.313% due 10/15/2022	EUR	10	11
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$3,200	3,200
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		416	311
0.347% due 12/25/2036		253	167
COA Summit CLO Ltd.
1.625% due 04/20/2023		250	250
Countrywide Asset-Backed Certificates
0.327% due 05/25/2037		1,843	1,560
0.327% due 05/25/2047		2,444	1,945
0.327% due 06/25/2047		1,055	839
0.367% due 11/25/2047 ^		2,841	2,430
0.417% due 05/25/2037		2,500	1,581
0.517% due 07/25/2036		239	199

Ford Credit Auto Owner Trust
0.470% due 03/15/2017		360	360
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		2,000	1,998
Franklin CLO Ltd.
0.509% due 08/09/2019		2,953	2,877
Fraser Sullivan CLO Ltd.
1.575% due 04/20/2023		3,000	3,000
Gallatin CLO Ltd.
1.545% due 07/15/2023		200	200
GE Equipment Transportation LLC
0.550% due 12/23/2016		447	447
GE-WMC Asset-Backed Pass-Through Certificates
0.437% due 12/25/2035		3,074	2,830
GSAMP Trust
0.327% due 06/25/2036		795	680
0.337% due 09/25/2036		1,597	759
Harbourmaster CLO BV
0.945% due 02/06/2024	EUR	800	884
HSI Asset Securitization Corp. Trust
0.297% due 12/25/2036		$1,978	950
JPMorgan Mortgage Acquisition Corp.
0.657% due 09/25/2035		239	182
JPMorgan Mortgage Acquisition Trust
0.447% due 05/25/2037		3,000	2,398
Jubilee CDO BV
0.396% due 09/20/2022	EUR	600	662
LCM LP
1.530% due 04/15/2022		$500	501
1.540% due 10/19/2022		5,000	4,998
Long Beach Mortgage Loan Trust
0.747% due 09/25/2034		361	321
Merrill Lynch Mortgage Investors Trust
0.257% due 04/25/2047		2,618	1,526
Motor PLC
0.667% due 08/25/2021		547	548
Navient Private Education Loan Trust
0.886% due 09/16/2024		679	678
Neuberger Berman CLO Ltd.
1.427% due 07/25/2023		1,500	1,504
New Century Home Equity Loan Trust
0.437% due 08/25/2036		17,000	9,884
Nissan Auto Lease Trust
0.480% due 09/15/2016		730	730
NovaStar Mortgage Funding Trust
0.357% due 11/25/2036		2,234	1,063
Octagon Investment Partners Ltd.
1.549% due 05/05/2023		2,200	2,196
OneMain Financial Issuance Trust
2.470% due 09/18/2024		700	704
Option One Mortgage Loan Trust
0.407% due 01/25/2037		184	115
Panther CDO BV
0.364% due 03/20/2084	EUR	1,167	1,264
Race Point CLO Ltd.
1.586% due 12/15/2022		$538	538
Residential Asset Mortgage Products Trust
1.837% due 11/25/2034		267	253
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		438	407
0.357% due 11/25/2036		1,003	886
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		367	367
SLM Student Loan Trust
0.777% due 10/25/2017		30	30
Specialty Underwriting & Residential Finance Trust
1.162% due 12/25/2035		700	623
Structured Asset Investment Loan Trust
1.162% due 09/25/2034		2,513	2,204
Structured Asset Securities Corp. Mortgage Loan Trust
0.347% due 03/25/2036		2,397	2,001
Symphony CLO Ltd.
1.544% due 07/23/2023		3,700	3,702
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		504	504

Total Asset-Backed Securities (Cost $86,250)			86,467

SOVEREIGN ISSUES 9.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	8,100	2,350
10.000% due 01/01/2025		61,100	17,012
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$500	528
Export-Import Bank of Korea
1.027% due 01/14/2017		2,000	2,009

Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	163
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024	EUR	500	569
3.750% due 09/01/2024		9,100	11,371
4.000% due 02/01/2037		650	813
4.500% due 05/01/2023		2,200	2,899
4.500% due 03/01/2024		10,400	13,681
4.750% due 08/01/2023		4,100	5,483
4.750% due 09/01/2028		1,400	1,908
4.750% due 09/01/2044		1,450	2,037
5.000% due 03/01/2025		100	137
5.000% due 09/01/2040		8,950	12,821
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	903
Mexico Government International Bond
4.750% due 06/14/2018	MXN	34,000	2,175
7.750% due 05/29/2031		18,770	1,334
7.750% due 11/23/2034		8,100	575
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,600	1,000
Spain Government International Bond
4.800% due 01/31/2024		5,900	7,956
5.150% due 10/31/2028		200	282

Total Sovereign Issues (Cost $95,706)			88,006

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	182

Total Preferred Securities (Cost $188)			182

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.4%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$1,500	1,499
Credit Suisse
0.602% due 08/24/2015		100	100
0.654% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.656% due 04/11/2016		700	702

			2,801

COMMERCIAL PAPER 4.6%
Commonwealth Edison Co.
0.460% due 07/08/2015		1,200	1,200
Edison International
0.460% due 07/09/2015		3,400	3,399
Entergy Corp.
0.950% due 08/24/2015		900	899
Ford Motor Credit Co.
0.830% due 08/27/2015		4,800	4,793
Glencore Funding LLC
0.560% due 07/10/2015		4,000	3,999
Holcim U.S. Finance SARL & Cie S.C.S
0.500% due 07/10/2015		5,000	4,999
Kansas City Southern Railway Co.
0.670% due 07/08/2015		1,500	1,500
0.670% due 07/10/2015		700	700
Mondelez International, Inc.
0.450% due 07/09/2015		3,000	3,000
Nationwide Building Society
0.430% due 08/26/2015		3,300	3,298
NBC Universal Enterprise, Inc.
0.440% due 07/07/2015		1,200	1,200
0.450% due 07/13/2015		800	800
Pacific Gas & Electric Co.
0.435% due 07/08/2015		1,600	1,600
0.440% due 07/01/2015		1,500	1,500
Tesco Treasury Services PLC
1.024% due 08/18/2015		600	599
Thermo Fisher Scientific, Inc.
1.040% due 09/15/2015		4,000	3,996
Williams Partners LP
0.510% due 07/10/2015		500	500
0.520% due 07/08/2015		1,900	1,900
Wyndham Worldwide Corp.
0.990% due 07/07/2015		900	900
Xerox Corp.
0.500% due 07/27/2015		2,400	2,399

			43,181

JAPAN TREASURY BILLS 10.3%
0.005% due 07/06/2015 - 09/24/2015 (c)	JPY	11,970,000	97,806

MEXICO TREASURY BILLS 0.2%
3.158% due 09/24/2015	MXN	34,800	2,198

U.S. TREASURY BILLS 0.0%
0.025% due 08/06/2015 - 11/12/2015 (c)(i)		$357	357

Total Short-Term Instruments (Cost $147,373)			146,343

Total Investments in Securities (Cost $835,038)			820,234

	SHARES
INVESTMENTS IN AFFILIATES 24.0%
SHORT-TERM INSTRUMENTS 24.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.0%
PIMCO Short-Term Floating NAV Portfolio III		22,969,836	227,815

Total Short-Term Instruments (Cost $227,751)			227,815

Total Investments in Affiliates (Cost $227,751)			227,815

Total Investments 110.4% (Cost $1,062,789)			$1,048,049
Financial Derivative Instruments (f)(h) 1.7% (Cost or Premiums, net $(3,878))			16,460
Other Assets and Liabilities, net (12.1%)			(114,841)

Net Assets 100.0%			$949,668

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

As of June 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $1,758 at a weighted average interest rate of (0.493%).

Short Sales on U.S. Government Agencies and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (1)
Fannie Mae *	3.000%	07/01/2045	$17,000	$(17,044)	$(16,898)
Fannie Mae *	3.500	07/01/2045	96,000	(99,650)	(98,751)
Fannie Mae *	4.000	07/01/2045	49,200	(52,323)	(52,062)
Fannie Mae *	4.000	08/01/2045	41,000	(43,287)	(43,289)
U.S. Treasury Bonds	2.500	02/15/2045	7,200	(6,330)	(6,374)
U.S. Treasury Notes	1.875	05/31/2022	100	(99)	(99)

Total Short Sales				$(218,733)	$(217,473)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.
(1)	Payable for short sales includes $66 of accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/21/2015	1,000	$9	$17

Total Purchased Options				$9	$17

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	184	$(83)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	1,531	(2,705)	38	0
90-Day Eurodollar June Futures	Long	06/2016	911	1,479	0	(11)
90-Day Eurodollar June Futures	Short	06/2017	939	(2,017)	12	0
90-Day Eurodollar March Futures	Long	03/2016	114	183	0	(1)
90-Day Eurodollar September Futures	Short	09/2015	204	(82)	0	(3)
90-Day Eurodollar September Futures	Short	09/2016	4	(1)	0	0
90-Day Eurodollar September Futures	Short	09/2017	381	(896)	5	0
Canada Government 10-Year Bond September Futures	Short	09/2015	133	(102)	0	(256)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	4	(21)	3	(11)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	2,188	(1,742)	7	(68)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	55	(230)	0	(3)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	6	12	0	0
United Kingdom Long Gilt September Futures	Short	09/2015	12	29	0	(27)

Total Futures Contracts				$(6,176)	$65	$(380)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$49,995	$3,184	$(343)	$253	$0
CDX.IG-22 5-Year Index	1.000	06/20/2019	39,000	601	(82)	31	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	9,350	127	25	9	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	168,600	2,443	(590)	167	0

				$6,355	$(990)	$460	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$247,100	$(348)	$(113)	$17	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		200,900	(1,326)	(737)	13	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		271,800	(586)	(242)	13	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		315,300	(1,863)	(431)	68	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		500	0	(2)	0	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		358,100	1,506	(249)	21	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		5,900	(54)	11	0	(3)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		13,400	689	(82)	31	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	68,500	3,401	4,128	0	(790)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	19,300	(362)	(424)	0	(23)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		20,100	(280)	(84)	0	(233)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	62,800	(21)	38	21	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		112,900	29	26	40	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		39,200	(7)	(33)	17	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		13,900	(1)	(2)	6	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		102,600	135	136	46	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		146,000	(42)	(115)	66	0
Pay	28-Day MXN-TIIE	5.670	11/09/2021		30,600	(7)	(7)	14	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		106,600	(22)	(189)	49	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		114,400	(21)	(21)	52	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		13,300	(15)	(12)	6	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		11,400	(15)	(25)	7	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		41,000	(94)	(94)	27	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		60,000	(129)	(131)	40	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		7,900	7	6	6	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		56,700	1	1	39	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		17,700	(2)	(2)	6	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		42,500	28	28	30	0

						$601	$1,379	$635	$(1,049)

Total Swap Agreements						$6,956	$389	$1,095	$(1,049)

(4)	Unsettled variation margin asset of $108 for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $24,739 and cash of $5,273 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	6,549		$2,066	$0	$(41)
	07/2015	KRW	4,008,069		3,607	22	0
	07/2015	MXN	13,705		872	1	0
	07/2015		$2,111	BRL	6,549	0	(4)
	07/2015		1,805	KRW	2,004,034	0	(9)
	07/2015		166	MXN	2,558	0	(3)
	05/2016	BRL	17,278		$4,927	0	(97)
BPS	07/2015		29,066		11,290	1,941	0
	07/2015	CAD	186		149	0	0
	07/2015	JPY	3,170,000		26,526	623	0
	07/2015	MXN	107,879		7,059	198	0
	07/2015		$9,368	BRL	29,066	0	(20)
	07/2015		6,934	JPY	868,300	161	0
	07/2015		153	MXN	2,391	0	(1)
	08/2015		1,423	BRL	4,466	0	(3)
	09/2015	JPY	3,610,000		$29,301	0	(230)
BRC	07/2015		2,830,000		23,682	557	0
	07/2015	ZAR	3,914		320	0	0
CBK	07/2015	AUD	377		287	0	(4)
	07/2015	BRL	25,470		7,908	0	(284)
	07/2015	JPY	530,000		4,438	107	0
	07/2015	MXN	14,793		959	18	0
	07/2015		$8,209	BRL	25,470	0	(17)
	07/2015		617	EUR	550	0	(4)
	07/2015		450	MXN	6,939	0	(9)
	09/2015	JPY	1,830,000		$14,843	0	(124)
	09/2015		$10,927	MXN	172,749	0	(5)
DUB	07/2015	BRL	10,756		$3,473	14	0
	07/2015	KRW	15,009,051		13,859	462	0
	07/2015		$3,965	BRL	10,756	0	(505)
FBF	07/2015	BRL	27,900		$9,286	312	0
	07/2015		$8,844	BRL	27,900	129	0
	07/2015		181	MXN	2,779	0	(5)
	08/2015	EUR	139,421		$155,554	36	0
GLM	07/2015	BRL	25,470		8,209	17	0
	07/2015	INR	60,303	EUR	846	0	(4)
	07/2015	NZD	445		$316	14	0
	07/2015		$7,966	BRL	25,470	227	0
	07/2015		37,328	JPY	4,616,758	395	0
	08/2015	JPY	4,200,358		$33,956	0	(378)
	07/2016	BRL	25,470		7,108	0	(160)
HUS	07/2015	JPY	4,724,258		38,160	0	(441)
	07/2015	SGD	20,701		15,378	13	0
JPM	07/2015	CAD	3,749		3,002	0	0
	07/2015	EUR	5,151		5,723	0	(20)
	07/2015	INR	64,294	EUR	902	0	(5)
	07/2015		$2,333		2,058	0	(38)
	05/2016	BRL	23,614		$6,699	0	(167)
MSB	07/2015		5,226		1,685	4	0
	07/2015	GBP	7,749		11,877	0	(299)
	07/2015		$1,623	BRL	5,227	58	0
	07/2015		12,598	GBP	8,016	0	(3)
	08/2015	GBP	8,016		$12,596	3	0
	05/2016	BRL	5,802		1,647	0	(40)
NGF	07/2015		$19,891	MXN	307,495	0	(334)
SCX	07/2015	EUR	1,748	INR	124,597	9	0
	07/2015		20,887		$23,405	119	0
	07/2015	KRW	1,956,127		1,758	12	0
	07/2015	MXN	138,710		8,898	76	0
	08/2015		$23,415	EUR	20,887	0	(119)
	09/2015	MXN	34,528		$2,226	43	0
	09/2015		$8,846	MXN	138,710	0	(76)
UAG	07/2015	GBP	267		$406	0	(13)
	07/2015	JPY	760,800		6,152	0	(64)
	07/2015	MXN	48,860		3,187	79	0
	07/2015		$26,118	EUR	23,430	221	(219)
	07/2015		115	MXN	1,785	0	(2)
	08/2015		664	EUR	598	3	0
	08/2015		1,216	GBP	773	0	(1)
	08/2015		372	INR	24,003	2	0

Total Forward Foreign Currency Contracts						$5,876	$(3,748)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	4,300	$82	$84
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		$387	8	1
	Call - OTC USD versus CNH		7.500	02/02/2016		387	2	0
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		4,940	53	53
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		5,200	93	8
	Put - OTC USD versus BRL		3.000	07/09/2015		5,250	92	4
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		5,294	56	57
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		267	25	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		268	25	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		268	25	3
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		8,685	235	40
	Call - OTC USD versus CNH		7.400	02/02/2016		8,685	52	4
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		5,000	88	2
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		8,298	174	25
	Call - OTC USD versus CNH		7.500	02/02/2016		8,298	46	3

							$1,056	$285

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$37,000	$41	$47
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	23,200	26	29
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	173,100	193	223
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	30,500	1,520	1,523
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	24,000	1,198	1,235
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	29,800	227	21
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	242,400	270	306
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	123,300	123	156
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	122,100	134	156
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	240,800	566	522
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	235,900	613	541

							$4,911	$4,759

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$16,600	$40	$3

Total Purchased Options						$6,007	$5,047

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	6,900	$(15)	$(14)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		5,000	(7)	(10)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		7,000	(10)	(15)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		6,800	(9)	(14)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		12,100	(17)	(25)

							$(58)	$(78)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	6,721	$(98)	$(16)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	13,500	(104)	(92)
	Call - OTC EUR versus USD		1.150	08/10/2015		13,500	(183)	(90)
	Put - OTC EUR versus USD		1.050	09/28/2015		4,300	(31)	(33)
	Put - OTC EUR versus USD		1.075	09/28/2015		4,300	(51)	(54)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$683	(15)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	8,809	(69)	(102)
	Call - OTC EUR versus AUD		1.490	09/28/2015		8,809	(131)	(122)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$774	(8)	(1)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		7,410	(45)	(37)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	12,566	(64)	(23)
	Call - OTC CAD versus MXN		13.000	08/04/2015		5,845	(79)	(14)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$10,400	(95)	(1)
	Put - OTC USD versus BRL		2.910	07/09/2015		10,500	(97)	0
	Call - OTC USD versus BRL		3.620	09/10/2015		3,817	(85)	(11)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		7,941	(49)	(40)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,500	(144)	(74)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		17,370	(183)	(17)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		10,000	(86)	(1)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		16,596	(152)	(13)

							$(1,769)	$(743)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$4,100	$(8)	$(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	12,400	(135)	(77)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	25,400	(309)	(243)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	25,200	(460)	(348)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	31,100	(642)	(402)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	44,500	(773)	(561)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	7,000	(226)	(19)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	9,200	(27)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	50,000	(707)	(478)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	236,700	(497)	(509)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	235,900	(495)	(547)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	40,900	(299)	(76)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	40,900	(280)	(202)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	128,100	(2,196)	(1,533)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	23,300	(234)	(575)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	37,600	(458)	(159)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	26,400	(298)	(56)

							$(8,044)	$(5,824)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$33,200	$(40)	$(1)

Total Written Options						$(9,911)	$(6,646)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.481%		$500	$(11)	$1	$0	$(10)
CBK	China Government International Bond	1.000	12/20/2019	0.787		600	4	2	6	0
	Italy Government International Bond	1.000	03/20/2019	1.096		2,100	(53)	46	0	(7)
DUB	Italy Government International Bond	1.000	09/20/2019	1.166		400	1	(4)	0	(3)
GST	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	600	(26)	(248)	0	(274)
	Greece Government International Bond	1.000	12/20/2015	50.000		300	(29)	(138)	0	(167)
	Greece Government International Bond	1.000	12/20/2015	50.000		$1,100	(81)	(469)	0	(550)
	Greece Government International Bond	1.000	12/20/2016	53.249		500	(70)	(196)	0	(266)
HUS	Brazil Government International Bond	1.000	12/20/2019	2.391		500	(13)	(16)	0	(29)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		1,400	(32)	4	0	(28)
	South Africa Government International Bond	1.000	12/20/2019	1.876		2,400	(90)	2	0	(88)
JPM	China Government International Bond	1.000	12/20/2019	0.787		24,200	182	47	229	0
	Indonesia Government International Bond	1.000	12/20/2019	1.481		500	(11)	1	0	(10)
MYC	Italy Government International Bond	1.000	12/20/2019	1.205		11,200	18	(113)	0	(95)

							$(211)	$(1,081)	$235	$(1,527)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$800	$107	$(7)	$100	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(6)	101	0
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	567	(2)	2	0	0

					$212	$(11)	$201	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	620	$(1)	$37	$36	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		60	0	(6)	0	(6)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	18,700	26	(35)	0	(9)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,000	(12)	184	172	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	310	2	16	18	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	6,100	43	(84)	0	(41)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		16,600	2	(44)	0	(42)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		70,900	(20)	(15)	0	(35)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,400	0	47	47	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	240	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	3,500	1	(3)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	2,200	(1)	22	21	0
DUB	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	4,500	1	(12)	0	(11)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		121,400	(13)	(46)	0	(59)
	Pay	1-Year BRL-CDI	12.330	01/04/2021		32,000	(34)	2	0	(32)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	1	0	1	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		400	0	24	24	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		166	(1)	0	0	(1)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		200	2	7	9	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		60	1	(7)	0	(6)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	45,000	48	(70)	0	(22)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		5,900	15	5	20	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	4,220	0	(165)	0	(165)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	8,500	8	(12)	0	(4)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	15,200	(47)	310	263	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		22,300	(2)	490	488	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		12,400	(2)	119	117	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	9,100	(5)	(18)	0	(23)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		57,100	57	(85)	0	(28)
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	300	2	11	13	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		310	1	18	19	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	38,000	(59)	(428)	0	(487)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		8,300	3	(7)	0	(4)

							$16	$256	$1,249	$(977)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	RALVEIUT Index	502,671	1-Month USD-LIBOR plus a specified spread	10/20/2015	$47,166		$(336)	$0	$(336)
	Receive	RALVEIUT Index	1,735,932	1-Month USD-LIBOR plus a specified spread	10/26/2015	188,122		7,877	7,877	0
	Receive	RALVEIUT Index	1,084,056	1-Month USD-LIBOR plus a specified spread	11/20/2015	119,435		2,954	2,954	0
	Receive	RALVEIUT Index	368,535	1-Month USD-LIBOR plus a specified spread	01/15/2016	41,902		(300)	0	(300)
CBK	Receive	RALVEIUT Index	460,771	1-Month USD-LIBOR plus a specified spread	01/15/2016	52,390		(375)	0	(375)
DUB	Receive	RALVEIUT Index	2,099,747	1-Month USD-LIBOR plus a specified spread	10/05/2015	231,855		5,152	5,152	0
	Receive	RALVEIUT Index	460,207	1-Month USD-LIBOR plus a specified spread	01/29/2016	53,412		(1,474)	0	(1,474)
GST	Receive	RALVEIUT Index	378,589	1-Month USD-LIBOR plus a specified spread	11/20/2015	43,939		(1,211)	0	(1,211)
JPM	Receive	RALVEIUT Index	1,411,161	1-Month USD-LIBOR plus a specified spread	09/21/2015	154,696		4,607	4,607	0

								$16,894	$20,590	$(3,696)

Total Swap Agreements							$17	$16,058	$22,275	$(6,200)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $6,975 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$398	$0	$398
Corporate Bonds & Notes
Banking & Finance	240	135,622	0	135,862
Industrials	0	21,137	0	21,137
Utilities	0	21,237	0	21,237
Municipal Bonds & Notes
West Virginia	0	1,576	0	1,576
U.S. Government Agencies	0	69,505	0	69,505
U.S. Treasury Obligations	0	207,490	0	207,490
Mortgage-Backed Securities	0	42,031	0	42,031
Asset-Backed Securities	0	85,763	704	86,467
Sovereign Issues	0	88,006	0	88,006
Preferred Securities
Banking & Finance	182	0	0	182
Short-Term Instruments
Certificates of Deposit	0	2,801	0	2,801
Commercial Paper	0	43,181	0	43,181
Japan Treasury Bills	0	97,806	0	97,806
Mexico Treasury Bills	0	2,198	0	2,198
U.S. Treasury Bills	0	357	0	357
	$422	$819,108	$704	$820,234

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$227,815	$0	$0	$227,815

Total Investments	$228,237	$819,108	$704	$1,048,049

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(211,000)	0	(211,000)
U.S. Treasury Obligations	0	(6,473)	0	(6,473)
	$0	$(217,473)	$0	$(217,473)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	65	1,112	0	1,177
Over the counter	0	33,198	0	33,198
	$65	$34,310	$0	$34,375

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(380)	(1,049)	0	(1,429)
Over the counter	0	(16,594)	0	(16,594)

	$(380)	$(17,643)	$0	$(18,023)

Totals	$227,922	$618,302	$704	$846,928

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS EMG Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.4%
BANK LOAN OBLIGATIONS 0.1%
H.J. Heinz Co.
3.250% due 06/05/2020		$2,230	$2,233

Total Bank Loan Obligations (Cost $2,239)			2,233

CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 15.2%
Ally Financial, Inc.
4.750% due 09/10/2018		5,800	5,996
8.000% due 03/15/2020		241	284
American Honda Finance Corp.
0.771% due 10/07/2016		9,100	9,138
American International Group, Inc.
4.375% due 04/26/2016	EUR	1,200	1,382
Banca Carige SpA
3.750% due 11/25/2016		15,000	17,475
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		18,150	21,271
5.000% due 02/09/2019		4,100	5,064
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$400	431
Banco Bradesco S.A.
4.500% due 01/12/2017		3,300	3,441
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,500	3,561
Banco Santander Brasil S.A.
4.625% due 02/13/2017		14,100	14,555
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	800	869
Bank of America Corp.
1.154% due 04/01/2019		$6,000	6,016
2.000% due 01/11/2018		600	602
2.650% due 04/01/2019		1,200	1,214
5.650% due 05/01/2018		6,500	7,141
5.750% due 12/01/2017		1,200	1,308
6.000% due 09/01/2017		1,700	1,849
6.400% due 08/28/2017		1,000	1,097
7.625% due 06/01/2019		4,500	5,341
Bank of America N.A.
0.696% due 05/08/2017		32,800	32,765
5.300% due 03/15/2017		300	318
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,400	1,597
4.875% due 09/25/2015		300	338
Barclays Bank PLC
7.625% due 11/21/2022		$2,250	2,567
7.750% due 04/10/2023		1,500	1,627
10.179% due 06/12/2021		33,800	44,887
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	400	475
BBVA Bancomer S.A.
6.750% due 09/30/2022		$10,500	11,589
Bear Stearns Cos. LLC
7.250% due 02/01/2018		17,500	19,823
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		1,150	1,156
BNP Paribas S.A.
0.586% due 11/07/2015		20,900	20,914
BPCE S.A.
0.913% due 06/17/2017		16,600	16,609
1.371% due 03/06/2017	GBP	600	947
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	11,700	13,057
Caixa Economica Federal
4.250% due 05/13/2019		$6,600	6,559
Citigroup, Inc.
0.551% due 06/09/2016		31,300	31,165
0.954% due 11/15/2016		23,800	23,847
5.950% due 05/15/2025 (f)		6,300	6,087
Compass Bank
6.400% due 10/01/2017		5,800	6,314
Credit Agricole S.A.
0.833% due 06/12/2017		24,300	24,293
7.875% due 01/23/2024 (f)		200	205

Credit Suisse
0.586% due 03/11/2016		18,900	18,895
Credit Suisse AG
6.500% due 08/08/2023		10,000	10,961
Credit Suisse Group AG
6.250% due 12/18/2024 (f)		600	577
Depfa ACS Bank
3.875% due 11/14/2016	EUR	9,300	10,889
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	804
2.000% due 09/15/2015		$600	601
2.375% due 05/25/2016		1,000	1,002
5.500% due 05/25/2016		200	206
5.500% due 06/26/2017		3,500	3,718
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	6,000	9,357
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$1,250	1,252
2.500% due 01/15/2016		800	807
5.625% due 09/15/2015		17,300	17,458
General Electric Capital Corp.
0.471% due 12/29/2016		11,300	11,290
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,200	6,270
2.750% due 05/15/2016		1,600	1,619
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	2,400	2,725
4.250% due 01/18/2017		13,100	15,552
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		$2,400	2,400
1.437% due 04/23/2020		8,400	8,492
6.250% due 09/01/2017		1,600	1,752
7.500% due 02/15/2019		8,300	9,748
HBOS PLC
0.982% due 09/30/2016		1,600	1,600
6.750% due 05/21/2018		3,000	3,332
International Lease Finance Corp.
6.750% due 09/01/2016		500	527
IPIC GMTN Ltd.
1.750% due 11/30/2015		6,600	6,643
JPMorgan Chase & Co.
0.794% due 02/15/2017		3,400	3,406
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	800	1,300
Macquarie Bank Ltd.
6.625% due 04/07/2021		$400	458
Morgan Stanley
1.557% due 04/25/2018		6,000	6,090
5.500% due 01/26/2020		3,400	3,794
Navient Corp.
8.450% due 06/15/2018		800	891
Nordea Bank AB
0.643% due 04/04/2017		4,200	4,205
PHH Corp.
6.375% due 08/15/2021		3,200	3,160
Rabobank Group
4.000% due 09/10/2015	GBP	800	1,265
8.375% due 07/26/2016 (f)		$400	419
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	3,176
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	6,285	7,059
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$8,200	8,182
Stadshypotek AB
1.250% due 05/23/2018		8,200	8,143
4.250% due 10/10/2017	AUD	400	318
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$3,200	3,270
Swedbank Hypotek AB
1.375% due 03/28/2018		3,100	3,101
Toronto-Dominion Bank
0.723% due 07/02/2019		10,400	10,406
2.125% due 07/02/2019		800	803
UBS AG
0.915% due 08/14/2019		9,799	9,797
0.981% due 03/26/2018		18,800	18,807
7.250% due 02/22/2022		1,200	1,266
7.625% due 08/17/2022		950	1,114
Wachovia Corp.
0.556% due 06/15/2017		2,300	2,293
Wells Fargo & Co.
0.686% due 09/14/2018		8,300	8,277
0.736% due 04/22/2019		8,900	8,875
WM Covered Bond Program
4.000% due 11/26/2016	EUR	5,920	6,911

			650,437

INDUSTRIALS 4.1%
AbbVie, Inc.
1.040% due 11/06/2015		$5,500	5,508
1.800% due 05/14/2018		1,900	1,894
2.500% due 05/14/2020		800	792
3.200% due 11/06/2022		200	198
3.600% due 05/14/2025		700	692
4.500% due 05/14/2035		500	489
4.700% due 05/14/2045		400	396
Actavis Funding SCS
1.543% due 03/12/2020		5,800	5,871
4.750% due 03/15/2045		2,000	1,903
ADT Corp.
4.875% due 07/15/2042		2,200	1,694
Altice Financing S.A.
6.625% due 02/15/2023		2,500	2,488
Altice Finco S.A.
7.625% due 02/15/2025		500	481
Altice S.A.
7.625% due 02/15/2025		1,100	1,037
Amgen, Inc.
0.884% due 05/22/2019		3,800	3,806
2.200% due 05/22/2019		16,900	16,858
BMW U.S. Capital LLC
0.624% due 06/02/2017		9,600	9,575
California Resources Corp.
5.500% due 09/15/2021		5,125	4,465
Canadian National Railway Co.
0.480% due 11/06/2015		5,700	5,701
CNPC General Capital Ltd.
1.175% due 05/14/2017		5,500	5,494
2.750% due 05/14/2019		2,000	2,002
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,600	6,919
HJ Heinz Co.
1.600% due 06/30/2017 (b)		$700	700
2.000% due 07/02/2018 (b)		700	700
2.800% due 07/02/2020 (b)		400	400
3.500% due 07/15/2022 (b)		200	201
3.950% due 07/15/2025 (b)		100	101
5.000% due 07/15/2035 (b)		100	102
5.200% due 07/15/2045 (b)		300	308
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	4,300	5,134
McKesson Corp.
0.682% due 09/10/2015		$30,600	30,599
MGM Resorts International
6.625% due 07/15/2015		200	200
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,746
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017		400	402
Pioneer Natural Resources Co.
5.875% due 07/15/2016		5,891	6,158
QUALCOMM, Inc.
4.650% due 05/20/2035		800	775
4.800% due 05/20/2045		1,000	958
Roche Holdings, Inc.
0.622% due 09/30/2019		5,200	5,203
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		5,900	6,170
Tesco PLC
6.125% due 02/24/2022	GBP	1,400	2,384
Viacom, Inc.
5.850% due 09/01/2043		$3,700	3,684
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		15,297	15,296
Volkswagen International Finance NV
0.606% due 11/18/2015		13,400	13,415
Zimmer Biomet Holdings, Inc.
4.450% due 08/15/2045		4,900	4,496

			177,395

UTILITIES 3.0%
AES Corp.
3.283% due 06/01/2019		10,400	10,426
AT&T, Inc.
1.212% due 06/30/2020		2,000	2,010
2.450% due 06/30/2020		500	490
3.000% due 06/30/2022		2,600	2,512

3.400% due 05/15/2025		1,400	1,332
4.500% due 05/15/2035		300	276
4.750% due 05/15/2046		300	273
BellSouth Corp.
4.821% due 04/26/2021		17,400	17,902
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		2,911	2,256
Petrobras Global Finance BV
2.643% due 03/17/2017		8,200	8,050
2.750% due 01/15/2018	EUR	5,400	5,794
3.163% due 03/17/2020		$1,800	1,719
3.250% due 03/17/2017		3,600	3,551
3.250% due 04/01/2019	EUR	2,800	2,969
3.750% due 01/14/2021		1,600	1,656
3.875% due 01/27/2016		$3,400	3,419
4.250% due 10/02/2023	EUR	700	710
6.250% due 12/14/2026	GBP	500	700
Shell International Finance BV
0.484% due 11/15/2016		$4,800	4,811
Sprint Communications, Inc.
8.375% due 08/15/2017		17,400	18,879
SSE PLC
5.625% due 10/01/2017 (f)	EUR	1,000	1,183
Verizon Communications, Inc.
1.053% due 06/17/2019		$2,000	1,989
1.816% due 09/15/2016		11,500	11,645
2.036% due 09/14/2018		15,800	16,358
2.625% due 02/21/2020		4,243	4,234
5.150% due 09/15/2023		3,000	3,293

			128,437

Total Corporate Bonds & Notes (Cost $991,063)			956,269

MUNICIPAL BONDS & NOTES 0.2%
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,319

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	974

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,395	5,388

Total Municipal Bonds & Notes (Cost $7,717)			7,681

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
0.875% due 10/26/2017 (k)		40,500	40,530
3.500% due 10/01/2020 - 08/01/2030		133,745	140,923
4.000% due 07/01/2045		209,100	221,266
4.500% due 07/01/2045		28,100	30,361
Freddie Mac
0.586% due 11/15/2043		740	744
1.000% due 03/08/2017 (k)		4,900	4,931
Ginnie Mae
3.500% due 07/01/2045		43,700	45,245
NCUA Guaranteed Notes
0.555% due 11/06/2017		546	547

Total U.S. Government Agencies (Cost $483,717)			484,547

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Bonds
3.000% due 11/15/2044 (m)		4,250	4,138
3.125% due 08/15/2044 (m)		91,050	90,780
4.250% due 05/15/2039 (m)		700	841
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (k)(m)		30,864	30,615
0.125% due 07/15/2024 (k)		131,521	128,140
0.250% due 01/15/2025 (i)(k)(m)		62,728	61,449
1.750% due 01/15/2028 (m)		4,856	5,488
2.375% due 01/15/2027		91,506	109,235
2.500% due 01/15/2029 (k)(m)		27,769	34,149
U.S. Treasury Notes
1.875% due 11/30/2021 (k)(m)		90,600	89,928
2.125% due 05/15/2025		68,700	67,347
2.250% due 11/15/2024 (k)		15,000	14,884
2.750% due 11/15/2023 (k)(m)		900	935

Total U.S. Treasury Obligations (Cost $624,991)			637,929

MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
2.603% due 01/25/2036 ^		19,472	17,593
Alba PLC
2.821% due 12/16/2042	GBP	4,308	6,806
Ally Financial, Inc.
2.500% due 03/15/2017 (g)		$5,000	4,929
Banc of America Mortgage Trust
2.782% due 05/25/2033		232	235
5.500% due 02/25/2035		810	822
BCAP LLC Trust
0.397% due 05/25/2047		399	298
Bear Stearns Adjustable Rate Mortgage Trust
2.834% due 02/25/2034		380	373
2.897% due 08/25/2035		4,208	4,219
5.390% due 02/25/2036		41	39
Bear Stearns ALT-A Trust
2.595% due 11/25/2036		1,322	966
Bear Stearns Structured Products, Inc. Trust
2.577% due 01/26/2036		8,362	6,760
Citigroup Commercial Mortgage Trust
0.936% due 06/15/2033		18,700	18,626
2.355% due 09/10/2045 (a)		7,690	710
Citigroup Mortgage Loan Trust, Inc.
0.257% due 01/25/2037		3,932	2,870
Claris ABS
0.412% due 10/31/2060	EUR	2,866	3,148
Commercial Mortgage Trust
1.088% due 06/11/2027		$14,400	14,399
Countrywide Alternative Loan Trust
0.382% due 12/20/2046		3,051	2,342
6.000% due 08/25/2036 ^		6,160	5,817
Countrywide Asset-Backed Certificates
0.587% due 11/25/2035		663	638
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		13,125	13,636
DBRR Trust
0.853% due 02/25/2045		279	279
Deutsche ALT-A Securities, Inc.
0.377% due 02/25/2037		9,359	7,021
Eddystone Finance PLC
1.094% due 04/19/2021	GBP	7,459	11,524
Giovecca Mortgages SRL
0.599% due 04/23/2048	EUR	3,693	4,125
Granite Master Issuer PLC
0.750% due 12/20/2054	GBP	8,436	13,202
Granite Mortgages PLC
1.255% due 07/20/2043		$635	638
GSR Mortgage Loan Trust
2.575% due 04/25/2036		367	334
2.682% due 09/25/2035		874	878
4.947% due 11/25/2035		585	565
HarborView Mortgage Loan Trust
0.388% due 09/19/2046		472	364
0.428% due 12/19/2036 ^		76	52
JPMorgan Chase Commercial Mortgage Securities Trust
5.811% due 06/12/2043		3,297	3,404
JPMorgan Mortgage Trust
6.000% due 06/25/2037		5,972	5,278
LB Commercial Mortgage Trust
6.056% due 07/15/2044		14,880	16,060
Leo-Mesdag BV
0.367% due 08/29/2019	EUR	7,196	7,836
Merrill Lynch Alternative Note Asset Trust
0.387% due 03/25/2037		$60,764	32,070
Merrill Lynch Mortgage Investors Trust
1.184% due 10/25/2035		39	37
Prime Mortgage Trust
0.587% due 02/25/2034		821	778
RMAC PLC
0.116% due 06/12/2037	EUR	1,907	1,976
Royal Bank of Scotland Capital Funding Trust
6.104% due 06/16/2049		$2,409	2,510
Structured Adjustable Rate Mortgage Loan Trust
1.337% due 12/25/2037		13,546	9,157
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037		764	577
0.387% due 10/25/2036		4,217	3,383
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		7	7
2.516% due 02/25/2032		9	9
WaMu Mortgage Pass-Through Certificates Trust
1.558% due 08/25/2042		5	4
2.187% due 09/25/2046		1,162	1,068

Washington Mutual Mortgage Pass-Through Certificates Trust
0.305% due 10/25/2036 ^		11,596	6,637
2.166% due 02/25/2033		449	434
Wells Fargo Commercial Mortgage Trust
1.214% due 02/15/2027		7,300	7,298

Total Mortgage-Backed Securities (Cost $251,010)			242,731

ASSET-BACKED SECURITIES 8.5%
ACE Securities Corp Home Equity Loan Trust
0.837% due 07/25/2035		500	422
1.162% due 05/25/2034		4,620	4,283
2.062% due 05/25/2034		638	562
Ally Auto Receivables Trust
0.480% due 02/15/2017		8,420	8,417
Ameriquest Mortgage Securities Trust
0.577% due 03/25/2036		400	344
Argent Securities Trust
0.377% due 03/25/2036		6,802	4,506
Asset-Backed Funding Certificates Trust
1.187% due 06/25/2037		80	60
Atrium CDO Corp.
1.376% due 11/16/2022		10,710	10,722
Avoca CLO PLC
0.352% due 08/03/2022	EUR	349	389
BMI CLO
1.216% due 08/01/2021		$2,809	2,805
Cairn CLO BV
0.313% due 10/15/2022	EUR	120	133
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$13,900	13,901
Citigroup Mortgage Loan Trust, Inc.
0.347% due 12/25/2036		1,222	808
0.427% due 10/25/2036		2,284	2,217
0.487% due 10/25/2036		13,066	10,326
COA Summit CLO Ltd.
1.625% due 04/20/2023		250	250
Countrywide Asset-Backed Certificates
0.327% due 05/25/2047		4,021	3,200
0.327% due 06/25/2047		1,137	904
0.367% due 11/25/2047 ^		16,993	14,265
0.407% due 05/25/2047		5,000	3,354
0.417% due 05/25/2037		11,500	7,273
0.427% due 03/25/2036		3,048	2,726
0.517% due 07/25/2036		1,357	1,129
Countrywide Asset-Backed Certificates Trust
0.337% due 03/25/2047		17,314	15,585
Doral CLO Ltd.
1.531% due 05/26/2023		12,300	12,302
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		8,004	8,003
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,000	2,996
Franklin CLO Ltd.
0.509% due 08/09/2019		9,596	9,349
Fraser Sullivan CLO Ltd.
0.581% due 12/20/2020		309	309
Gallatin CLO Ltd.
1.545% due 07/15/2023		4,300	4,298
GE Equipment Transportation LLC
0.550% due 12/23/2016		1,595	1,595
GE-WMC Asset-Backed Pass-Through Certificates
0.437% due 12/25/2035		10,085	9,286
Golden Knight CDO Ltd.
0.515% due 04/15/2019		771	770
Home Equity Loan Trust
0.347% due 04/25/2037		5,200	4,167
JPMorgan Mortgage Acquisition Trust
0.447% due 05/25/2037		5,600	4,476
LCM LP
1.530% due 04/15/2022		13,000	13,014
Madison Park Funding Ltd.
1.570% due 08/15/2022		9,800	9,802
Merrill Lynch Mortgage Investors Trust
0.257% due 04/25/2047		12,085	7,045
Morgan Stanley ABS Capital, Inc. Trust
0.437% due 03/25/2037		1,746	999
1.117% due 03/25/2035		900	887
Motor PLC
0.667% due 08/25/2021		7,787	7,799
Nash Point CLO
0.381% due 07/25/2022	EUR	157	175
Nissan Auto Lease Trust
0.480% due 09/15/2016		$9,362	9,359

NovaStar Mortgage Funding Trust
0.357% due 11/25/2036		10,465	4,978
Octagon Investment Partners Ltd.
1.549% due 05/05/2023		7,800	7,784
OHA Intrepid Leveraged Loan Fund Ltd.
1.195% due 04/20/2021		4,289	4,289
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,333
Panther CDO BV
0.364% due 03/20/2084	EUR	3,856	4,177
Race Point CLO Ltd.
1.586% due 12/15/2022		$538	538
Residential Asset Mortgage Products Trust
0.407% due 12/25/2036		8,872	7,051
0.805% due 07/25/2034		14,896	10,075
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		1,906	1,771
0.427% due 08/25/2036		11,000	7,517
0.627% due 12/25/2035		13,186	9,663
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		6,935	6,930
Securitized Asset-Backed Receivables LLC Trust
0.437% due 05/25/2036		2,563	1,491
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	2,349	2,581
Soundview Home Loan Trust
0.297% due 02/25/2037		$580	245
0.337% due 06/25/2036		454	424
0.427% due 07/25/2036		12,000	7,624
0.437% due 07/25/2037		4,360	2,766
South Texas Higher Education Authority, Inc.
0.784% due 10/01/2020		3,412	3,412
Specialty Underwriting & Residential Finance Trust
1.162% due 12/25/2035		3,000	2,668
Stone Tower CLO Ltd.
0.494% due 04/17/2021		4,119	4,087
Structured Asset Investment Loan Trust
0.967% due 02/25/2035		12,000	9,145
Structured Asset Securities Corp. Mortgage Loan Trust
0.417% due 01/25/2037		5,512	3,568
0.527% due 02/25/2036		2,500	2,246
0.557% due 04/25/2036		2,500	2,165
Symphony CLO LP
1.374% due 01/09/2023		8,316	8,293
Symphony CLO Ltd.
1.544% due 07/23/2023		7,800	7,804
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		4,310	4,309
Venture CDO Ltd.
0.496% due 07/22/2021		829	818
Voya CLO Ltd.
1.615% due 10/15/2022		16,000	16,006

Total Asset-Backed Securities (Cost $364,765)			365,970

SOVEREIGN ISSUES 11.0%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	46,200	13,404
10.000% due 01/01/2025		379,800	105,744
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$7,600	8,028
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,093
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	163
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	83,800	104,714
4.000% due 02/01/2037		18,000	22,528
4.500% due 03/01/2024		23,270	30,611
4.750% due 08/01/2023		14,700	19,658
4.750% due 09/01/2044		16,200	22,762
5.000% due 09/01/2040		13,850	19,840
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,697
Mexico Government International Bond
4.750% due 06/14/2018	MXN	95,600	6,115
Province of Ontario
3.000% due 07/16/2018		$15,000	15,736
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,300	5,188
Spain Government International Bond
2.750% due 10/31/2024		12,800	14,844
3.800% due 04/30/2024		26,200	32,972
4.400% due 10/31/2023		14,600	19,137
4.800% due 01/31/2024		9,700	13,081
5.150% due 10/31/2044		8,300	12,380

Total Sovereign Issues (Cost $506,672)			473,695

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	182

Total Preferred Securities (Cost $188)			182

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.4%
CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$7,500	7,497
Credit Suisse
0.602% due 08/24/2015		100	100
0.654% due 01/28/2016		2,800	2,801

			10,398

COMMERCIAL PAPER 4.5%
Amcor Ltd.
0.435% due 07/07/2015		5,000	5,000
Commonwealth Edison Co.
0.460% due 07/08/2015		4,700	4,700
Edison International
0.450% due 07/06/2015		5,000	5,000
Entergy Corp.
0.950% due 08/24/2015		3,600	3,595
Ford Motor Credit Co.
0.830% due 08/27/2015		20,900	20,873
Glencore Funding LLC
0.560% due 07/10/2015		18,000	17,997
Kansas City Southern Railway Co.
0.670% due 07/08/2015		6,600	6,599
0.670% due 07/10/2015		3,400	3,399
Mohawk Industries, Inc.
0.430% due 07/02/2015		7,000	7,000
Mondelez International, Inc.
0.450% due 07/09/2015		14,300	14,299
Nationwide Building Society
0.430% due 08/26/2015		15,100	15,090
NBC Universal Enterprise, Inc.
0.440% due 07/07/2015		4,700	4,700
0.450% due 07/13/2015		3,500	3,499
Pacific Gas & Electric Co.
0.430% due 07/02/2015		13,200	13,200
0.435% due 07/08/2015		7,300	7,299
0.440% due 07/01/2015		5,850	5,850
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,800	4,794
Thermo Fisher Scientific, Inc.
1.040% due 09/15/2015		17,500	17,481
Virginia Electric & Power Co.
0.420% due 07/13/2015		5,000	4,999
Williams Partners LP
0.510% due 07/10/2015		2,700	2,700
0.520% due 07/08/2015		9,000	8,999
Wyndham Worldwide Corp.
0.990% due 07/07/2015		4,200	4,199
Xerox Corp.
0.500% due 07/27/2015		9,800	9,796

			191,068

REPURCHASE AGREEMENTS (h) 0.2%			6,900

JAPAN TREASURY BILLS 10.1%
0.005% due 07/06/2015 - 09/24/2015 (c)(d)	JPY	52,860,000	431,938

MEXICO TREASURY BILLS 0.2%
3.158% due 09/24/2015	MXN	154,200	9,740

U.S. TREASURY BILLS 0.2%
0.012% due 07/23/2015 - 11/12/2015 (c)(k)(m)		$7,373	7,373

Total Short-Term Instruments (Cost $661,692)			657,417

Total Investments in Securities (Cost $3,894,054)			3,828,654

	SHARES
INVESTMENTS IN AFFILIATES 22.7%
SHORT-TERM INSTRUMENTS 22.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.7%
PIMCO Short-Term Floating NAV Portfolio III		98,051,250	972,472

Total Short-Term Instruments (Cost $972,226)			972,472

Total Investments in Affiliates (Cost $972,226)			972,472

Total Investments 112.1% (Cost $4,866,280)			$4,801,126
Financial Derivative Instruments (j)(l) (3.2%) (Cost or Premiums, net $(15,002))			(138,088)
Other Assets and Liabilities, net (8.9%)			(380,426)

Net Assets 100.0%			$4,282,612

Notes to Schedule of Investments (amounts in thousands *, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,929	0.12%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$6,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	$(7,047)	$6,900	$6,900

Total Repurchase Agreements						$(7,047)	$6,900	$6,900

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.100%	06/30/2015	07/01/2015	$(6,869)	$(6,869)

Total Reverse Repurchase Agreements					$(6,869)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $4,614 at a weighted average interest rate of (1.047%).

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$75,400	$(75,612)	$(74,946)
Fannie Mae	3.500	07/01/2045	321,300	(333,004)	(330,506)
Fannie Mae	4.000	07/01/2045	262,000	(278,477)	(277,244)
Fannie Mae	4.000	08/01/2045	246,000	(259,669)	(259,737)
Fannie Mae	4.500	07/01/2045	57,100	(61,883)	(61,695)
Fannie Mae	4.500	08/13/2045	54,100	(58,400)	(58,369)

Total Short Sales				$(1,067,045)	$(1,062,497)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(i)	Securities with an aggregate market value of $6,849 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,998	$4,987	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	7,928	(14,016)	198	0
90-Day Eurodollar June Futures	Long	06/2016	2,941	4,776	0	(37)
90-Day Eurodollar June Futures	Short	06/2017	5,062	(10,875)	63	0
90-Day Eurodollar March Futures	Long	03/2016	1,048	1,682	0	(13)
90-Day Eurodollar September Futures	Short	09/2015	804	(323)	0	(10)
90-Day Eurodollar September Futures	Short	09/2016	15	(5)	0	0
90-Day Eurodollar September Futures	Short	09/2017	2,069	(4,866)	26	0
Canada Government 10-Year Bond September Futures	Short	09/2015	530	(409)	0	(1,019)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	322	(1,454)	291	(883)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	6,614	(5,276)	8	(206)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	206	(863)	0	(13)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	10	21	1	0
United Kingdom Long Gilt September Futures	Long	09/2015	239	(569)	533	0

Total Futures Contracts				$(27,190)	$1,120	$(2,181)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$383,922	$24,454	$(2,867)	$1,942	$0
CDX.IG-22 5-Year Index	1.000	06/20/2019	65,000	1,002	(106)	53	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	89,900	1,221	(45)	82	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	776,500	11,250	(2,686)	771	0

				$37,927	$(5,704)	$2,848	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$1,183,900	$(1,669)	$(544)	$80	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		900,800	(5,945)	(3,306)	57	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		908,200	(1,960)	(809)	44	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,454,500	(8,594)	(1,987)	314	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		37,200	(284)	(112)	9	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		122,200	101	(443)	35	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		1,007,800	4,237	(704)	57	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		27,400	(250)	52	0	(15)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		74,400	3,825	(455)	170	0
Receive	6-Month EUR-EURIBOR	0.350	09/16/2020	EUR	19,500	220	236	0	(76)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		339,200	16,839	23,483	0	(3,912)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	388,100	(7,275)	(8,528)	0	(468)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		66,700	(928)	(279)	0	(773)
Pay	6-Month GBP-LIBOR	2.000	09/16/2025		7,100	(216)	(537)	126	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	290,000	(96)	174	96	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		497,200	125	115	175	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		589,600	(103)	(537)	256	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		316,100	(33)	(33)	137	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		179,100	236	236	81	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		397,900	(115)	(532)	133	0
Pay	28-Day MXN-TIIE	5.675	11/09/2021		132,100	(27)	(234)	45	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		86,600	(17)	(16)	29	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		792,600	(916)	(472)	360	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		70,300	(92)	(154)	45	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		252,500	(577)	(577)	137	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		410,000	(880)	(896)	274	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		35,400	33	26	25	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		227,800	5	5	158	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		71,100	(7)	(7)	26	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		190,000	127	127	132	0

						$(4,236)	$3,292	$3,001	$(5,244)

Total Swap Agreements						$33,691	$(2,412)	$5,849	$(5,244)

(4)	Unsettled variation margin asset of $304 for closed swap agreements is outstanding at period end.

(k)	Securities with an aggregate market value of $108,245 and cash of $14,138 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	13,799		$4,353	$0	$(85)
	07/2015	KRW	18,037,422		16,234	99	0
	07/2015	MXN	66,330		4,222	4	0
	07/2015		$4,448	BRL	13,799	0	(9)
	07/2015		8,125	KRW	9,018,711	0	(40)
	07/2015		801	MXN	12,367	0	(15)
	05/2016	BRL	97,995		$27,943	0	(551)
BPS	07/2015		144,900		58,426	11,821	0
	07/2015	CAD	743		595	0	0
	07/2015	JPY	13,400,000		112,130	2,635	0
	07/2015	MXN	63,427		4,088	54	0
	07/2015		$45,103	BRL	144,900	1,502	0
	07/2015		36,722	JPY	4,598,800	854	0
	07/2015		729	MXN	11,362	0	(6)
	09/2015	JPY	16,770,000		$136,115	0	(1,067)
	07/2016	BRL	161,723		44,961	0	(1,188)
BRC	07/2015	JPY	11,970,000		100,167	2,357	0
	07/2015		$3,259	RUB	179,492	4	(16)
	07/2015	ZAR	24,411		$1,995	0	(2)
CBK	07/2015	CAD	822		668	10	0
	07/2015	JPY	2,280,000		19,092	462	0
	07/2015		$1,861	AUD	2,441	22	0
	07/2015		4,357	EUR	3,881	0	(30)
	07/2015		1,205	SGD	1,644	15	0
	09/2015	JPY	8,440,000		$68,458	0	(570)
	09/2015		$44,364	MXN	701,332	0	(22)
DUB	07/2015	BRL	21,733		$7,033	42	0
	07/2015	KRW	56,143,364		51,841	1,728	0
	07/2015		$7,436	BRL	21,733	0	(445)
	07/2015		1,124	TRY	3,128	34	0
FBF	07/2015	BRL	126,600		$51,887	11,168	0
	07/2015		$40,382	BRL	126,600	369	(32)
	07/2015		880	MXN	13,499	0	(22)
	08/2015	EUR	428,484		$478,122	166	0
	08/2015		$4,264	MYR	15,969	0	(28)
GLM	07/2015	BRL	14,600		$4,706	10	0
	07/2015	CAD	16,083		12,947	70	0
	07/2015	INR	268,868	EUR	3,772	0	(19)
	07/2015	MXN	441,510		$28,882	802	0
	07/2015		$4,533	BRL	14,600	162	0
	07/2015		1,334	GBP	838	0	(17)
	07/2015		164,573	JPY	20,352,359	1,725	0
	08/2015	CHF	109		$117	0	0
	08/2015	EUR	3,936		4,407	17	0
	08/2015	JPY	18,141,959		146,661	0	(1,634)
	08/2015	NOK	975		128	4	0
HUS	07/2015	BRL	21,100		6,801	14	0
	07/2015	JPY	21,460,259		173,346	0	(2,004)
	07/2015	SGD	94,813		70,431	59	0
	07/2015		$6,507	BRL	21,100	279	0
JPM	07/2015	EUR	12,953		$14,406	0	(34)
	07/2015	INR	286,403	EUR	4,018	0	(20)
	07/2015		$14,301	CAD	17,648	0	(171)
	07/2015		11,021	EUR	9,726	0	(178)
	07/2015		1,763	GBP	1,117	0	(8)
	07/2015		210	HUF	58,982	0	(2)
	07/2015		1,526	TWD	46,878	0	(8)
	08/2015	CAD	16,384		$13,262	150	0
	05/2016	BRL	133,930		37,994	0	(949)
MSB	07/2015		185,748		58,156	28	(1,616)
	07/2015	GBP	35,393		54,246	0	(1,366)
	07/2015	RUB	206,940		3,795	51	0
	07/2015		$58,373	BRL	185,748	1,371	0
	07/2015		52,552	GBP	33,438	0	(13)
	08/2015	EUR	211,217		$237,424	1,821	0
	08/2015	GBP	33,438		52,541	13	0
	08/2015		$3,742	RUB	206,940	0	(50)
	10/2015		1,124	BRL	3,000	0	(190)
	05/2016	BRL	32,905		$9,339	0	(229)
RBC	07/2015		$105,192	MXN	1,619,731	0	(2,175)
SCX	07/2015	EUR	7,790	INR	555,271	39	0
	07/2015		73,949		$82,864	422	0
	07/2015	KRW	20,702,896		18,606	127	0
	08/2015		$82,899	EUR	73,949	0	(422)
	09/2015	MXN	152,996		$9,865	188	0
SOG	07/2015		$482	RUB	27,449	15	0
UAG	07/2015	EUR	3,289		$3,596	0	(71)
	07/2015	JPY	3,490,900		28,230	0	(294)
	07/2015	MXN	349,012		22,786	588	0
	07/2015		$86,136	EUR	76,584	256	(1,013)
	07/2015		823	MXN	12,733	0	(13)
	08/2015		2,893	EUR	2,605	13	0
	08/2015		1,568	GBP	997	0	(2)

Total Forward Foreign Currency Contracts						$41,570	$(16,626)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.700%	07/15/2015	$200,000	$20	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	19,200	$367	$376
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		$46,152	494	494
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		23,100	411	36
	Put - OTC USD versus BRL		3.000	07/09/2015		23,500	410	19
GLM	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		1,230	117	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		1,230	117	3
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		1,230	117	13
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		30,349	820	140
	Call - OTC USD versus CNH		7.400	02/02/2016		30,349	181	12
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		23,300	408	11
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		30,349	638	91
	Call - OTC USD versus CNH		7.500	02/02/2016		30,349	166	10

							$4,246	$1,205

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$93,800	$104	$118
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	58,900	65	74
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	427,100	475	550
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	104,900	5,229	5,240
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	76,500	3,819	3,938
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	131,900	1,003	94
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	824,400	917	1,039
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	392,200	392	495
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	447,400	492	571
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	842,200	1,979	1,826
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	834,200	2,169	1,914

							$16,644	$15,859

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$70,200	$169	$14

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	$111.000	07/07/2015	$41,000	$2	$0
	Call - OTC Fannie Mae 4.000% due 07/01/2045	114.750	07/07/2015	167,000	6	0
	Call - OTC Fannie Mae 4.000% due 08/01/2045	113.281	08/06/2015	255,000	10	0

					$18	$0

Total Purchased Options					$21,097	$17,078

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR 30,800	$(66)	$(63)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	22,300	(32)	(46)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	31,200	(45)	(64)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	30,400	(40)	(62)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	53,600	(75)	(110)

						$(258)	$(345)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	31,125	$(453)	$(74)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	62,400	(483)	(425)
	Call - OTC EUR versus USD		1.150	08/10/2015		62,400	(846)	(415)
	Put - OTC EUR versus USD		1.050	09/28/2015		19,200	(137)	(150)
	Put - OTC EUR versus USD		1.075	09/28/2015		19,200	(229)	(241)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015		39,296	(307)	(453)
	Call - OTC EUR versus AUD		1.490	09/28/2015		39,296	(586)	(547)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		$69,228	(425)	(347)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	58,183	(295)	(105)
	Call - OTC CAD versus MXN		13.000	08/04/2015		27,058	(363)	(65)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$46,200	(423)	(4)
	Put - OTC USD versus BRL		2.910	07/09/2015		47,000	(432)	(2)
	Call - OTC USD versus BRL		3.620	09/10/2015		17,214	(383)	(51)
GLM	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		56,300	(316)	(316)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		17,214	(553)	(282)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		60,698	(640)	(59)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		46,600	(401)	(3)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		60,698	(557)	(48)

							$(7,829)	$(3,587)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$14,600	$(29)	$(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	31,500	(342)	(194)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	80,900	(983)	(773)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	88,200	(1,610)	(1,217)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	106,300	(2,193)	(1,374)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	126,900	(2,206)	(1,599)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	31,000	(1,003)	(86)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	40,900	(120)	(135)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	170,000	(2,403)	(1,624)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	827,600	(1,738)	(1,781)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	834,200	(1,752)	(1,936)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	165,800	(1,213)	(310)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	165,800	(1,137)	(819)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	440,400	(7,548)	(5,270)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	103,100	(1,034)	(2,543)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	92,800	(1,129)	(393)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	96,800	(1,091)	(206)

							$(27,531)	$(20,291)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$140,400	$(169)	$(6)

Total Written Options						$(35,787)	$(24,229)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.481%		$2,600	$(59)	$7	$0	$(52)
CBK	China Government International Bond	1.000	12/20/2019	0.787		15,500	114	33	147	0
	Italy Government International Bond	1.000	03/20/2019	1.096		2,000	(50)	43	0	(7)
	Italy Government International Bond	1.000	09/20/2019	1.166		32,400	(155)	(55)	0	(210)
	Italy Government International Bond	1.000	12/20/2019	1.205		5,000	11	(53)	0	(42)
DUB	China Government International Bond	1.000	12/20/2019	0.787		900	6	2	8	0
GST	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	5,500	(237)	(2,276)	0	(2,513)
	Italy Government International Bond	1.000	09/20/2019	1.166		$24,000	(160)	5	0	(155)
HUS	Brazil Government International Bond	1.000	12/20/2019	2.391		4,000	(107)	(124)	0	(231)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		7,900	(180)	21	0	(159)
	Italy Government International Bond	1.000	09/20/2019	1.166		24,700	54	(214)	0	(160)
	South Africa Government International Bond	1.000	12/20/2019	1.876		13,300	(498)	9	0	(489)
JPM	China Government International Bond	1.000	12/20/2019	0.787		36,100	273	68	341	0
	Indonesia Government International Bond	1.000	12/20/2019	1.481		2,600	(59)	7	0	(52)
	Volvo Treasury AB	1.000	03/20/2021	0.951	EUR	200	(11)	12	1	0
MYC	Italy Government International Bond	1.000	12/20/2019	1.205		$78,100	212	(872)	0	(660)

							$(846)	$(3,387)	$497	$(4,730)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$3,000	$402	$(25)	$377	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,000	534	(31)	503	0
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	10,392	(33)	28	0	(5)

					$903	$(28)	$880	$(5)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,715	$(1)	$101	$100	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		380	2	(39)	0	(37)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	63,000	82	(113)	0	(31)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	30,900	(29)	618	589	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	860	6	44	50	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	87,200	12	(230)	0	(218)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		249,300	(64)	(58)	0	(122)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	32,800	(5)	648	643	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	770	(1)	3	2	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	15,500	7	(15)	0	(8)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		10,000	26	9	35	0
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	28,900	(5)	280	275	0
DUB	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	23,800	4	(64)	0	(60)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		286,900	41	(182)	0	(141)
	Pay	1-Year BRL-CDI	12.330	01/04/2021		142,000	(152)	8	0	(144)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		3,400	8	4	12	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	500	3	(1)	2	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,400	1	84	85	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		504	(2)	(2)	0	(4)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		700	6	25	31	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	142,900	152	(222)	0	(70)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		10,800	29	8	37	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	12,390	0	(483)	0	(483)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	172,100	(26)	(58)	0	(84)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	53,300	(181)	1,104	923	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		81,600	(6)	1,792	1,786	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		64,500	(9)	616	607	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	47,800	(28)	(92)	0	(120)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		288,300	(4)	(137)	0	(141)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		27,500	67	28	95	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	800	5	31	36	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,100	2	65	67	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	177,000	(272)	(1,998)	0	(2,270)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		70,300	(37)	3	0	(34)

							$(369)	$1,777	$5,375	$(3,967)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RALVEIET Index	152,968	1-Month USD-LIBOR plus a specified spread	01/29/2016	$15,780		$(387)	$0	$(387)
	Receive	RALVEIET Index	2,360,222	1-Month USD-LIBOR plus a specified spread	03/31/2016	243,481		(5,945)	0	(5,945)
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	05/31/2016	347,221		(30,060)	0	(30,060)
BPS	Receive	RALVEIET Index	5,225,170	1-Month USD-LIBOR plus a specified spread	03/21/2016	523,249		2,896	2,896	0
FBF	Receive	RALVEIET Index	3,106,202	1-Month USD-LIBOR plus a specified spread	09/11/2015	311,055		1,743	1,743	0
	Receive	RALVEIET Index	2,884,111	1-Month USD-LIBOR plus a specified spread	10/22/2015	308,413		(18,067)	0	(18,067)
	Receive	RALVEIET Index	464,911	1-Month USD-LIBOR plus a specified spread	01/15/2016	46,556		257	257	0
	Receive	RALVEIET Index	885,850	1-Month USD-LIBOR plus a specified spread	01/29/2016	88,709		489	489	0
	Receive	RALVEIET Index	1,192,183	1-Month USD-LIBOR plus a specified spread	03/15/2016	119,385		653	653	0
	Receive	RALVEIET Index	4,253,346	1-Month USD-LIBOR plus a specified spread	04/29/2016	438,775		(10,724)	0	(10,724)
	Receive	RALVEIET Index	2,744,667	1-Month USD-LIBOR plus a specified spread	05/13/2016	290,735		(14,373)	0	(14,373)
GST	Receive	RALVEIET Index	1,320,393	1-Month USD-LIBOR plus a specified spread	03/15/2016	133,393		(457)	0	(457)
	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	05/31/2016	332,820		(19,989)	0	(19,989)
JPM	Receive	RALVEIET Index	12,103,438	1-Month USD-LIBOR plus a specified spread	09/21/2015	1,302,684		(59,815)	0	(59,815)

								$(153,779)	$6,038	$(159,817)

Total Swap Agreements							$(312)	$(155,417)	$12,790	$(168,519)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $219,369 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,233	$0	$2,233
Corporate Bonds & Notes
Banking & Finance	0	650,437	0	650,437
Industrials	0	177,395	0	177,395
Utilities	0	128,437	0	128,437
Municipal Bonds & Notes
New York	0	1,319	0	1,319
Ohio	0	974	0	974
West Virginia	0	5,388	0	5,388
U.S. Government Agencies	0	484,547	0	484,547
U.S. Treasury Obligations	0	637,929	0	637,929
Mortgage-Backed Securities	0	237,802	4,929	242,731
Asset-Backed Securities	0	359,637	6,333	365,970
Sovereign Issues	0	473,695	0	473,695
Preferred Securities
Banking & Finance	182	0	0	182
Short-Term Instruments
Certificates of Deposit	0	10,398	0	10,398
Commercial Paper	0	191,068	0	191,068
Repurchase Agreements	0	6,900	0	6,900
Japan Treasury Bills	0	431,938	0	431,938
Mexico Treasury Bills	0	9,740	0	9,740
U.S. Treasury Bills	0	7,373	0	7,373
	$182	$3,817,210	$11,262	$3,828,654

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$972,472	$0	$0	$972,472

Total Investments	$972,654	$3,817,210	$11,262	$4,801,126

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,062,497)	$0	$(1,062,497)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,120	5,849	0	6,969
Over the counter	0	71,438	0	71,438
	$1,120	$77,287	$0	$78,407

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,181)	(5,244)	0	(7,425)
Over the counter	0	(209,374)	0	(209,374)

	$(2,181)	$(214,618)	$0	$(216,799)

Totals	$971,593	$2,617,382	$11,262	$3,600,237

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Low Volatility PLUS International Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2%
BANK LOAN OBLIGATIONS 1.0%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$1,500	$1,504
H.J. Heinz Co.
3.250% due 06/05/2020		13,921	13,940
Las Vegas Sands LLC
3.250% due 12/18/2020		7,760	7,735

Total Bank Loan Obligations (Cost $23,276)			23,179

CORPORATE BONDS & NOTES 26.4%
BANKING & FINANCE 18.4%
American Express Co.
4.900% due 03/15/2020 (e)		700	679
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	14,300	16,759
5.000% due 02/09/2019		3,700	4,570
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,000	3,128
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	1,000	1,243
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,330	4,470
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	5,700	6,192
Bank of America Corp.
1.154% due 04/01/2019		$8,500	8,523
2.650% due 04/01/2019		2,600	2,631
4.125% due 01/22/2024		900	923
5.650% due 05/01/2018		2,200	2,417
6.000% due 09/01/2017		3,100	3,372
6.500% due 10/23/2024 (e)		400	415
Bank of America N.A.
0.696% due 05/08/2017		17,000	16,982
5.300% due 03/15/2017		300	318
Barclays Bank PLC
7.625% due 11/21/2022		4,800	5,475
7.750% due 04/10/2023		2,000	2,170
14.000% due 06/15/2019 (e)	GBP	300	616
Barclays PLC
6.500% due 09/15/2019 (e)	EUR	800	890
8.000% due 12/15/2020 (e)		2,400	2,850
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$5,600	6,343
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		2,900	2,916
BNP Paribas S.A.
0.586% due 11/07/2015		13,000	13,009
BPCE S.A.
0.913% due 06/17/2017		14,800	14,808
Caixa Economica Federal
4.250% due 05/13/2019		9,100	9,043
Citigroup, Inc.
3.953% due 06/15/2016		2,000	2,054
5.950% due 05/15/2025 (e)		3,300	3,189
Credit Agricole S.A.
0.833% due 06/12/2017		11,700	11,697
7.875% due 01/23/2024 (e)		200	205
Depfa ACS Bank
2.125% due 10/13/2017	CHF	3,000	3,380
3.875% due 11/14/2016	EUR	9,503	11,127
Deutsche Annington Finance BV
3.200% due 10/02/2017		$100	102
Dexia Credit Local S.A.
1.375% due 09/18/2019	EUR	100	116
2.000% due 01/22/2021		100	120
2.250% due 01/30/2019		$500	509
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		2,186	2,311
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,608
2.375% due 05/25/2016		$500	501
5.500% due 05/25/2016		1,300	1,339
5.500% due 06/26/2017		600	637

EUROFIMA
6.250% due 12/28/2018	AUD	100	86
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	4,400	6,862
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,817
3.000% due 06/12/2017		3,200	3,274
4.207% due 04/15/2016		4,650	4,756
General Electric Capital Corp.
3.800% due 06/18/2019		13,900	14,696
General Motors Financial Co., Inc.
2.750% due 05/15/2016		6,700	6,781
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	9,000	10,218
4.250% due 01/18/2017		2,700	3,205
Goldman Sachs Group, Inc.
1.437% due 04/23/2020		$4,400	4,448
5.375% due 03/15/2020		4,400	4,899
7.500% due 02/15/2019		7,700	9,043
HBOS PLC
6.750% due 05/21/2018		3,700	4,110
HSBC Holdings PLC
6.375% due 09/17/2024 (e)		200	201
ING Bank NV
2.000% due 09/25/2015		7,000	7,019
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,400	3,426
JPMorgan Chase & Co.
0.794% due 02/15/2017		700	701
0.827% due 04/25/2018		23,300	23,328
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	488
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,512
Lloyds Banking Group PLC
7.625% due 06/27/2023 (e)	GBP	2,300	3,737
Morgan Stanley
1.557% due 04/25/2018		$1,700	1,726
5.500% due 01/26/2020		3,500	3,905
6.625% due 04/01/2018		2,500	2,805
Navient Corp.
4.875% due 06/17/2019		6,400	6,352
8.450% due 06/15/2018		1,700	1,894
Novo Banco S.A.
5.000% due 04/04/2019	EUR	500	569
5.000% due 05/14/2019		717	812
5.875% due 11/09/2015		100	112
Rabobank Group
0.609% due 04/28/2017		$7,500	7,507
4.000% due 09/10/2015	GBP	400	632
RCI Banque S.A.
4.600% due 04/12/2016		$4,500	4,611
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	3,980	4,470
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$18,900	18,859
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,656
Stadshypotek AB
1.250% due 05/23/2018		17,900	17,776
Standard Chartered PLC
3.200% due 05/12/2016		2,800	2,851
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		2,400	2,452
Swedbank Hypotek AB
1.375% due 03/28/2018		6,100	6,102
Toronto-Dominion Bank
2.125% due 07/02/2019		7,100	7,128
UBS AG
0.981% due 03/26/2018		9,800	9,804
5.125% due 05/15/2024		1,800	1,784
7.625% due 08/17/2022		6,300	7,386
Wells Fargo & Co.
0.686% due 09/14/2018		11,800	11,767

			414,204

INDUSTRIALS 4.9%
AbbVie, Inc.
1.800% due 05/14/2018		1,000	997
2.500% due 05/14/2020		400	396
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		400	395
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	198

Actavis Funding SCS
1.543% due 03/12/2020		2,300	2,328
4.550% due 03/15/2035		2,300	2,187
ADT Corp.
4.875% due 07/15/2042		4,600	3,542
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	5,820
Amgen, Inc.
0.884% due 05/22/2019		4,000	4,007
2.200% due 05/22/2019		9,900	9,876
California Resources Corp.
5.000% due 01/15/2020		5,000	4,425
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		7,800	7,259
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		5,800	6,409
CNPC General Capital Ltd.
1.175% due 05/14/2017		3,500	3,496
2.750% due 05/14/2019		1,200	1,201
HCA, Inc.
4.750% due 05/01/2023		7,200	7,308
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,300	6,143
KP Germany Erste GmbH
11.625% due 07/15/2017		2,900	3,463
MGM Resorts International
6.625% due 07/15/2015		$1,600	1,602
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017		1,200	1,205
1.950% due 09/12/2017		5,900	5,942
QUALCOMM, Inc.
4.650% due 05/20/2035		400	387
4.800% due 05/20/2045		600	575
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
3.250% due 06/12/2020		100	101
4.000% due 06/12/2022		100	102
4.450% due 06/12/2025		400	408
5.850% due 08/15/2045		200	211
Roche Holdings, Inc.
0.622% due 09/30/2019		3,500	3,502
Rock-Tenn Co.
4.900% due 03/01/2022		4,100	4,416
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		3,100	3,242
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		5,345	6,040
Wynn Macau Ltd.
5.250% due 10/15/2021		9,900	9,405
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		3,100	3,006

			109,990

UTILITIES 3.1%
AES Corp.
3.283% due 06/01/2019		6,500	6,516
AT&T, Inc.
1.212% due 06/30/2020		1,100	1,106
2.450% due 06/30/2020		300	294
3.000% due 06/30/2022		1,400	1,353
3.400% due 05/15/2025		700	666
4.500% due 05/15/2035		200	184
4.750% due 05/15/2046		200	182
BellSouth Corp.
4.821% due 04/26/2021		8,900	9,157
Korea Hydro & Nuclear Power Co. Ltd.
1.064% due 05/22/2017		1,800	1,800
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		3,060	2,372
Orange S.A.
8.000% due 12/20/2017	GBP	100	181
Petrobras Global Finance BV
2.643% due 03/17/2017		$11,500	11,289
2.750% due 01/15/2018	EUR	500	536
3.250% due 03/17/2017		$3,700	3,649
6.250% due 12/14/2026	GBP	300	420
6.850% due 06/05/2115		$1,300	1,078
Sprint Communications, Inc.
8.375% due 08/15/2017		13,645	14,805
Verizon Communications, Inc.
2.036% due 09/14/2018		10,200	10,560
4.522% due 09/15/2048		1,883	1,665
4.672% due 03/15/2055		475	413
6.400% due 09/15/2033		144	165

			68,391

Total Corporate Bonds & Notes (Cost $618,093)			592,585

MUNICIPAL BONDS & NOTES 0.2%
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
0.884% due 10/02/2028		1,704	1,703

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,835	3,231

Total Municipal Bonds & Notes (Cost $4,966)			4,934

U.S. GOVERNMENT AGENCIES 15.2%
Fannie Mae
0.247% due 07/25/2037		1,434	1,348
3.500% due 10/01/2020 - 07/01/2045		152,958	160,479
4.000% due 07/01/2045		86,600	91,639
4.500% due 07/01/2045		22,300	24,094
5.480% due 07/01/2018		100	106
Freddie Mac
0.586% due 11/15/2043		32,872	33,052
Ginnie Mae
3.500% due 07/01/2045		29,100	30,129

Total U.S. Government Agencies (Cost $339,931)			340,847

U.S. TREASURY OBLIGATIONS 15.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (h)		17,400	15,244
3.000% due 11/15/2044 (l)		2,250	2,191
3.125% due 08/15/2044 (l)		34,400	34,298
4.250% due 05/15/2039 (l)		1,400	1,683
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022		118,002	117,053
0.125% due 01/15/2023 (j)(l)		16,297	16,001
0.125% due 07/15/2024 (j)(l)		40,253	39,219
0.250% due 01/15/2025 (h)		62,914	61,631
U.S. Treasury Notes
1.875% due 11/30/2021 (l)		2,700	2,680
2.125% due 05/15/2025		31,600	30,978
2.250% due 11/15/2024 (j)(l)		15,700	15,578
2.500% due 05/15/2024 (l)		500	508

Total U.S. Treasury Obligations (Cost $336,379)			337,064

MORTGAGE-BACKED SECURITIES 5.9%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)		5,000	4,929
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		5,500	5,657
BCAP LLC Trust
0.397% due 05/25/2047		399	298
Bear Stearns Adjustable Rate Mortgage Trust
2.834% due 02/25/2034		380	373
Berica ABS SRL
0.321% due 12/31/2055	EUR	10,433	11,556
Citigroup Commercial Mortgage Trust
0.936% due 06/15/2033		$18,300	18,228
2.355% due 09/10/2045 (a)		21,149	1,952
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		133	132
Claris ABS
0.412% due 10/31/2060	EUR	12,241	13,443
Downey Savings & Loan Association Mortgage Loan Trust
2.327% due 07/19/2044		$49	49
Extended Stay America Trust
2.958% due 12/05/2031		300	301
GP Portfolio Trust
1.136% due 02/15/2027		89	89
Granite Mortgages PLC
1.255% due 07/20/2043		512	514
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		8,793	9,251
GSR Mortgage Loan Trust
2.701% due 01/25/2036 ^		2,552	2,381
HarborView Mortgage Loan Trust
2.725% due 07/19/2035		1,005	873
HomeBanc Mortgage Trust
0.457% due 10/25/2035		543	485

IndyMac Mortgage Loan Trust
0.427% due 04/25/2035		2,034	1,822
JPMorgan Mortgage Trust
6.000% due 06/25/2037		2,646	2,339
Leo-Mesdag BV
0.367% due 08/29/2019	EUR	8,297	9,036
Maxis Loans Securitisation
3.802% due 09/12/2041	AUD	45	35
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030		$136	131
Merrill Lynch Alternative Note Asset Trust
0.297% due 03/25/2037		20,158	9,713
0.387% due 03/25/2037		19,618	10,807
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		2,280	2,166
2.130% due 04/25/2035		1,422	1,386
Merrill Lynch Mortgage-Backed Securities Trust
2.843% due 04/25/2037 ^		511	436
Prime Mortgage Trust
0.587% due 02/25/2034		62	59
RBSSP Resecuritization Trust
0.425% due 06/27/2036		1,300	1,041
Residential Asset Securitization Trust
5.500% due 08/25/2034		496	519
RMAC PLC
0.116% due 06/12/2037	EUR	1,942	2,013
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049		$906	937
6.239% due 12/16/2049		799	830
Structured Asset Mortgage Investments Trust
0.397% due 04/25/2036		141	103
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^		4,733	4,249
WaMu Mortgage Pass-Through Certificates Trust
0.497% due 01/25/2045		192	181
Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033		3	3
Wells Fargo Commercial Mortgage Trust
1.214% due 02/15/2027		14,900	14,897
Wells Fargo Mortgage-Backed Securities Trust
5.676% due 04/25/2036		526	522

Total Mortgage-Backed Securities (Cost $143,107)			133,736

ASSET-BACKED SECURITIES 11.3%
Aimco CLO
0.526% due 08/20/2020		1,321	1,318
Alba SPV SRL
1.502% due 04/20/2040	EUR	2,599	2,905
Ally Auto Receivables Trust
0.480% due 02/15/2017		$8,368	8,365
Argent Securities Trust
0.377% due 03/25/2036		3,631	2,405
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.567% due 02/25/2036		2,128	1,447
Asset-Backed Funding Certificates Trust
0.347% due 01/25/2037		19,234	12,018
Avoca CLO PLC
0.352% due 08/03/2022	EUR	251	280
Bear Stearns Asset-Backed Securities Trust
1.137% due 10/25/2037		$4,059	3,375
Cadogan Square CLO BV
0.391% due 01/17/2023	EUR	84	92
Cairn CLO BV
0.313% due 10/15/2022		145	161
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$7,400	7,400
CIFC Funding Ltd.
1.634% due 12/05/2024		9,000	9,001
Citigroup Mortgage Loan Trust, Inc.
0.347% due 12/25/2036		2,632	1,668
COA Summit CLO Ltd.
1.625% due 04/20/2023		250	250
Countrywide Asset-Backed Certificates
0.327% due 05/25/2037		10,584	8,987
0.327% due 05/25/2047		3,981	3,169
0.327% due 06/25/2047		568	452
0.367% due 11/25/2047 ^		6,659	5,695
0.417% due 05/25/2037		6,000	3,795
1.987% due 12/25/2033		1,403	1,310
EFS Volunteer LLC
0.787% due 10/25/2021		645	645
Eurocredit CDO PLC
0.282% due 04/17/2023	EUR	316	351
First Franklin Mortgage Loan Trust
0.665% due 12/25/2035		$470	453

Ford Credit Auto Owner Trust
0.470% due 03/15/2017		5,081	5,081
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,000	2,996
Gallatin CLO Ltd.
1.545% due 07/15/2023		3,000	2,998
GE Equipment Transportation LLC
0.550% due 12/23/2016		5,742	5,742
GE-WMC Asset-Backed Pass-Through Certificates
0.437% due 12/25/2035		5,305	4,886
Golden Knight CDO Ltd.
0.515% due 04/15/2019		710	709
GSAMP Trust
0.837% due 04/25/2035		5,000	4,079
Harbourmaster CLO BV
0.945% due 02/06/2024	EUR	2,600	2,872
Hewett’s Island CLO Ltd.
0.680% due 11/12/2019		$771	764
JPMorgan Mortgage Acquisition Trust
0.447% due 05/25/2037		3,200	2,558
LCM LP
1.530% due 04/15/2022		10,900	10,912
1.540% due 10/19/2022		14,500	14,493
MASTR Asset-Backed Securities Trust
0.647% due 06/25/2035		506	467
Morgan Stanley ABS Capital, Inc. Trust
0.417% due 09/25/2036		6,811	4,104
1.987% due 03/25/2034		2,789	2,603
Motor PLC
0.667% due 08/25/2021		14,017	14,038
Nash Point CLO
0.381% due 07/25/2022	EUR	129	143
Nissan Auto Lease Trust
0.480% due 09/15/2016		$10,823	10,819
NovaStar Mortgage Funding Trust
0.357% due 11/25/2036		5,093	2,423
Octagon Investment Partners Ltd.
1.549% due 05/05/2023		4,900	4,890
OHA Intrepid Leveraged Loan Fund Ltd.
1.195% due 04/20/2021		4,289	4,289
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,333
Panther CDO BV
0.364% due 03/20/2084	EUR	2,537	2,748
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.177% due 09/25/2034		$977	923
1.237% due 10/25/2034		5,200	4,446
Race Point CLO Ltd.
1.586% due 12/15/2022		538	539
Residential Asset Mortgage Products Trust
0.405% due 12/25/2035		3,322	2,598
1.085% due 08/25/2034		2,044	1,967
1.837% due 11/25/2034		321	304
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		986	916
0.427% due 11/25/2036		8,400	5,458
0.607% due 10/25/2035		4,700	4,178
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		408	408
Securitized Asset-Backed Receivables LLC Trust
0.277% due 07/25/2036		4,961	2,504
0.437% due 05/25/2036		1,709	994
0.457% due 03/25/2036		656	541
SLM Private Education Loan Trust
1.236% due 06/15/2023		1,719	1,724
Specialty Underwriting & Residential Finance Trust
1.162% due 12/25/2035		1,600	1,423
Stone Tower CLO Ltd.
0.494% due 04/17/2021		4,057	4,025
Structured Asset Investment Loan Trust
0.317% due 07/25/2036		3,835	2,786
Symphony CLO Ltd.
1.544% due 07/23/2023		8,800	8,805
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		7,780	7,779
Voya CLO Ltd.
0.498% due 08/01/2020		9,422	9,429
0.526% due 12/13/2020		2,792	2,784
Wachovia Mortgage Loan Trust LLC
0.877% due 10/25/2035		5,509	4,195

Total Asset-Backed Securities (Cost $255,548)			255,215

SOVEREIGN ISSUES 9.7%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	22,300	6,470
10.000% due 01/01/2025		175,000	48,724

Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,450
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	163
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	45,900	57,355
4.000% due 02/01/2037		8,850	11,076
4.750% due 09/01/2044		8,200	11,521
5.000% due 09/01/2040		7,900	11,317
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	412
Mexico Government International Bond
4.750% due 06/14/2018	MXN	75,300	4,816
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	1,188
Spain Government International Bond
2.750% due 10/31/2024		2,700	3,131
3.800% due 04/30/2024		10,900	13,717
4.400% due 10/31/2023		25,700	33,687
5.150% due 10/31/2044		4,200	6,265

Total Sovereign Issues (Cost $234,194)			218,292

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	182

Total Preferred Securities (Cost $188)			182

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.5%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$17,750	17,743
Credit Suisse
0.602% due 08/24/2015		100	100
0.654% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.656% due 04/11/2016		7,100	7,118

			25,461

COMMERCIAL PAPER 4.3%
Commonwealth Edison Co.
0.460% due 07/08/2015		2,800	2,800
Entergy Corp.
0.950% due 08/24/2015		2,100	2,097
Ford Motor Credit Co.
0.830% due 08/27/2015		11,200	11,185
Glencore Funding LLC
0.560% due 07/10/2015		9,500	9,499
Kansas City Southern Railway Co.
0.670% due 07/08/2015		3,500	3,499
0.670% due 07/10/2015		1,700	1,700
Mondelez International, Inc.
0.450% due 07/09/2015		7,100	7,099
Nationwide Building Society
0.430% due 08/26/2015		7,600	7,595
NBC Universal Enterprise, Inc.
0.440% due 07/07/2015		2,800	2,800
0.450% due 07/13/2015		1,800	1,800
Newell Rubbermaid, Inc.
0.810% due 08/11/2015		5,000	4,995
Pacific Gas & Electric Co.
0.430% due 07/02/2015		10,600	10,600
0.435% due 07/08/2015		3,800	3,800
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,000	3,995
Thermo Fisher Scientific, Inc.
1.040% due 09/15/2015		9,400	9,390
Virginia Electric & Power Co.
0.420% due 07/13/2015		5,000	4,999
Williams Partners LP
0.510% due 07/10/2015		1,200	1,200
0.520% due 07/08/2015		4,500	4,499
Wyndham Worldwide Corp.
0.990% due 07/07/2015		2,200	2,199

			95,751

REPURCHASE AGREEMENTS (g) 0.8%			18,172

JAPAN TREASURY BILLS 10.2%
0.005% due 07/06/2015 - 09/24/2015 (b)(c)	JPY	28,080,000	229,440

U.S. TREASURY BILLS 0.1%
0.017% due 07/23/2015 - 11/12/2015 (b)(j)(l)		$2,236	2,236

Total Short-Term Instruments (Cost $373,281)			371,060

Total Investments in Securities (Cost $2,328,963)			2,277,094

	SHARES
INVESTMENTS IN AFFILIATES 12.0%
SHORT-TERM INSTRUMENTS 12.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%
PIMCO Short-Term Floating NAV Portfolio III		27,121,979	268,996

Total Short-Term Instruments (Cost $268,914)			268,996

Total Investments in Affiliates (Cost $268,914)			268,996

Total Investments 113.2% (Cost $2,597,877)			$2,546,090
Financial Derivative Instruments (i)(k) (0.2%) (Cost or Premiums, net $(7,736))			(3,995)
Other Assets and Liabilities, net (13.0%)			(293,392)

Net Assets 100.0%			$2,248,703

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,929	0.22%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$17,700	U.S. Treasury Bonds 3.750% due 11/15/2043	$(9,097)	$17,700	$17,700
					U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(8,988)
SSB	0.000	06/30/2015	07/01/2015	472	Fannie Mae 2.260% due 10/17/2022	(486)	472	472

Total Repurchase Agreements						$(18,571)	$18,172	$18,172

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.100%	06/30/2015	07/01/2015	$(8,831)	$(8,831)
	0.450	06/30/2015	07/01/2015	(8,888)	(8,888)

Total Reverse Repurchase Agreements					$(17,719)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $4,826 at a weighted average interest rate of (0.374%).

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
Fannie Mae	3.000%	07/01/2045	$51,300	$(51,420)	$(50,991)
Fannie Mae	3.500	07/01/2045	214,700	(222,842)	(220,851)
Fannie Mae	4.000	07/01/2045	131,000	(139,276)	(138,623)
Fannie Mae	4.000	08/01/2045	101,000	(106,589)	(106,639)
Fannie Mae	4.500	07/01/2045	47,000	(50,933)	(50,782)
Fannie Mae	4.500	08/13/2045	44,000	(47,498)	(47,473)
U.S. Treasury Notes	2.375	08/15/2024	84,150	(84,511)	(83,687)

Total Short Sales				$(703,069)	$(699,046)

(3)	Payable for short sales includes $798 of accrued interest.
*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $17,567 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	4,174	$5,233	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	4,975	(8,814)	124	0
90-Day Eurodollar June Futures	Long	06/2016	1,229	1,996	0	(15)
90-Day Eurodollar June Futures	Short	06/2017	3,662	(7,867)	46	0
90-Day Eurodollar March Futures	Long	03/2016	731	1,173	0	(9)
90-Day Eurodollar September Futures	Short	09/2015	445	(179)	0	(6)
90-Day Eurodollar September Futures	Short	09/2016	8	(3)	0	0
90-Day Eurodollar September Futures	Short	09/2017	1,487	(3,497)	19	0
Canada Government 10-Year Bond September Futures	Short	09/2015	286	(221)	0	(549)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	219	(989)	198	(601)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	2,775	(1,989)	0	(87)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	193	(808)	0	(12)
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	13	27	1	0
United Kingdom Long Gilt September Futures	Long	09/2015	279	(664)	622	0

Total Futures Contracts				$(16,602)	$1,010	$(1,279)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$153,450	$9,774	$(1,284)	$776	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	185,800	2,692	(570)	185	0

				$12,466	$(1,854)	$961	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$591,700	$(834)	$(272)	$40	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		541,300	(3,572)	(1,986)	34	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		474,600	(1,024)	(423)	23	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		756,400	(4,469)	(1,033)	164	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		70,300	(536)	(212)	18	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		85,100	69	(310)	24	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		238,900	1,004	(166)	14	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		86,600	681	8	8	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		14,200	(129)	27	0	(8)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		33,000	1,696	(202)	75	0
Receive	6-Month EUR-EURIBOR	0.350	09/16/2020	EUR	26,800	302	324	0	(104)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		165,800	8,231	11,370	0	(1,912)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	347,800	(6,520)	(7,109)	0	(419)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		43,700	(608)	(182)	0	(507)
Pay	6-Month GBP-LIBOR	2.000	09/16/2025		9,700	(295)	(734)	173	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	150,500	(50)	90	50	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		262,200	66	61	92	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		93,100	3	3	40	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		287,800	(50)	(166)	125	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		169,400	(18)	(18)	73	0
Pay	28-Day MXN-TIIE	6.075	09/21/2021		900	1	1	0	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		318,000	(92)	(432)	143	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		93,700	(18)	(18)	43	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		362,900	(419)	(219)	165	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		37,800	(50)	(83)	24	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		135,900	(311)	(311)	91	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		220,000	(472)	(477)	147	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		24,900	23	19	17	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		112,400	3	3	78	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		35,100	(4)	(4)	13	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		138,000	92	92	96	0

						$(7,300)	$(2,359)	$1,770	$(2,950)

Total Swap Agreements						$5,166	$(4,213)	$2,731	$(2,950)

(4)	Unsettled variation margin asset of $128 for closed swap agreements is outstanding at period end

(j)	Securities with an aggregate market value of $48,145 and cash of $8,305 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	17,704		$5,585	$0	$(109)
	07/2015	KRW	9,361,053		8,425	51	0
	07/2015	MXN	64,126		4,137	59	0
	07/2015		$5,706	BRL	17,704	0	(12)
	07/2015		4,217	KRW	4,680,527	0	(21)
	07/2015		427	MXN	6,586	0	(8)
	08/2015		328	ILS	1,271	9	0
	05/2016	BRL	47,229		$13,467	0	(266)
BPS	07/2015		263,123		105,569	20,939	0
	07/2015	CAD	401		321	0	0
	07/2015	JPY	7,240,000		60,584	1,424	0
	07/2015	MXN	219,793		14,382	403	0
	07/2015		$84,807	BRL	263,123	0	(177)
	07/2015		8,439	JPY	1,056,800	196	0
	07/2015		386	MXN	6,014	0	(3)
	08/2015		1,632	BRL	5,123	0	(3)
	09/2015	JPY	8,730,000		$70,858	0	(556)
BRC	07/2015		6,470,000		54,142	1,274	0
	07/2015	ZAR	28,159		2,302	0	(2)
CBK	07/2015	AUD	143		109	0	(1)
	07/2015	BRL	69,622		21,618	0	(775)
	07/2015	JPY	1,230,000		10,300	249	0
	07/2015		$22,440	BRL	69,622	0	(47)
	07/2015		1,831	EUR	1,631	0	(13)
	07/2015		1,029	MXN	15,860	0	(20)
	07/2015		1,012	SGD	1,380	13	0
	09/2015	JPY	4,410,000		$35,770	0	(298)
	09/2015		$25,155	MXN	397,661	0	(12)
DUB	07/2015	BRL	157,339		$50,902	296	0
	07/2015	KRW	29,352,006		27,102	903	0
	07/2015		$57,995	BRL	157,339	0	(7,389)
	07/2015		703	TRY	1,958	21	0
FBF	07/2015	BRL	136,900		$56,086	12,054	0
	07/2015		$44,124	BRL	136,900	0	(92)
	07/2015		507	MXN	7,769	0	(12)
	08/2015	EUR	335,611		$374,446	87	0
GLM	07/2015	BRL	231,322		74,558	156	0
	07/2015	CAD	7,662		6,168	33	0
	07/2015	INR	140,992	EUR	1,978	0	(10)
	07/2015		$71,984	BRL	231,322	2,418	0
	07/2015		94,194	JPY	11,648,107	982	0
	08/2015	CHF	3,475		$3,724	1	0
	08/2015	EUR	2,122		2,376	9	0
	08/2015	JPY	10,259,107		82,935	0	(924)
	08/2015	NOK	830		109	3	0
	07/2016	BRL	69,622		19,429	0	(439)
HUS	07/2015		233,200		75,163	157	0
	07/2015	JPY	11,147,507		90,044	0	(1,041)
	07/2015	MXN	31,645		2,056	44	0
	07/2015	SGD	49,795		36,990	31	0
	07/2015		$71,918	BRL	233,200	3,088	0
JPM	07/2015	EUR	9,182		$10,212	0	(24)
	07/2015	INR	150,187	EUR	2,107	0	(11)
	07/2015		$5,358		4,726	0	(89)
	07/2015		75	HUF	21,087	0	(1)
	05/2016	BRL	64,548		$18,312	0	(457)
MSB	07/2015		14,287		4,605	10	0
	07/2015	GBP	11,157		17,100	0	(430)
	07/2015	RUB	11,452		203	0	(5)
	07/2015		$4,435	BRL	14,287	160	0
	07/2015		17,535	GBP	11,157	0	(4)
	07/2015		210	RUB	11,453	0	(3)
	08/2015	GBP	11,157		$17,531	5	0
	08/2015	RUB	11,453		207	3	0
	05/2016	BRL	15,859		4,501	0	(110)
RBC	07/2015		$54,125	MXN	833,261	0	(1,129)
SCX	07/2015	EUR	4,085	INR	291,179	20	0
	07/2015		15,114		$16,936	86	0
	07/2015	KRW	10,302,489		9,259	63	0
	07/2015	MXN	338,843		21,736	185	0
	08/2015		$16,943	EUR	15,114	0	(86)
	09/2015		21,609	MXN	338,843	0	(186)
UAG	07/2015	EUR	15,543		$16,958	0	(370)
	07/2015	JPY	1,557,400		12,594	0	(131)
	07/2015	MXN	221,842		14,490	380	0
	07/2015		$37,841	EUR	33,482	0	(514)
	07/2015		437	MXN	6,758	0	(7)
	08/2015		3,941	EUR	3,549	18	0
	08/2015		540	INR	34,779	3	0

Total Forward Foreign Currency Contracts						$45,833	$(15,787)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	10,300	$197	$202
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		$8,187	88	87
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		12,400	221	19
	Put - OTC USD versus BRL		3.000	07/09/2015		12,500	218	10
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		12,813	136	137
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		640	61	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		640	61	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		640	61	7
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		16,653	450	77
	Call - OTC USD versus CNH		7.400	02/02/2016		16,653	99	7
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		12,000	210	6
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		16,654	350	50
	Call - OTC USD versus CNH		7.500	02/02/2016		16,654	91	6

							$2,243	$609

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$35,300	$39	$45
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	22,200	24	28
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	246,900	275	318
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	67,400	3,360	3,366
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	51,400	2,566	2,646
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	70,700	537	50
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	530,200	590	668
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	266,900	267	336
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	142,800	157	182
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	456,000	1,072	989
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	451,000	1,173	1,035

							$10,060	$9,663

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	$111.000	07/07/2015	$100,000	$4	$0
	Call - OTC Fannie Mae 4.000% due 08/01/2045	113.281	08/06/2015	295,000	11	0

					$15	$0

Total Purchased Options					$12,318	$10,272

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR 16,400	$(35)	$(34)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	11,700	(17)	(24)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	16,600	(24)	(34)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	16,000	(21)	(33)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	28,500	(40)	(58)

						$(137)	$(183)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	15,916	$(232)	$(38)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	32,000	(247)	(218)
	Call - OTC EUR versus USD		1.150	08/10/2015		32,000	(434)	(213)
	Put - OTC EUR versus USD		1.050	09/28/2015		10,300	(74)	(80)
	Put - OTC EUR versus USD		1.075	09/28/2015		10,300	(123)	(129)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$859	(18)	(3)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	20,900	(163)	(241)
	Call - OTC EUR versus AUD		1.490	09/28/2015		20,900	(312)	(291)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		$12,281	(75)	(62)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	29,757	(151)	(54)
	Call - OTC CAD versus MXN		13.000	08/04/2015		13,841	(186)	(33)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$24,800	(227)	(2)
	Put - OTC USD versus BRL		2.910	07/09/2015		25,000	(230)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		8,632	(192)	(26)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		19,219	(118)	(96)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		9,491	(305)	(155)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		33,307	(351)	(32)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		24,000	(206)	(2)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		33,307	(305)	(26)

							$(3,949)	$(1,702)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$7,900	$(16)	$(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	11,900	(129)	(73)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	55,100	(670)	(526)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	55,900	(1,020)	(771)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	65,900	(1,360)	(852)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	94,100	(1,636)	(1,186)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	16,600	(537)	(46)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	21,600	(63)	(72)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	109,400	(1,547)	(1,045)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	448,100	(941)	(964)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	451,000	(947)	(1,047)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	27,200	(199)	(51)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	27,200	(187)	(134)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	282,900	(4,850)	(3,385)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	55,200	(553)	(1,362)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	53,700	(653)	(227)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	30,900	(348)	(66)

							$(15,656)	$(11,824)

Total Written Options							$(19,742)	$(13,709)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.481%		$1,800	$(41)	$5	$0	$(36)
BPS	China Government International Bond	1.000	12/20/2019	0.787		2,000	15	4	19	0
CBK	Italy Government International Bond	1.000	03/20/2019	1.096		2,100	(53)	46	0	(7)
	Italy Government International Bond	1.000	12/20/2019	1.205		19,000	42	(203)	0	(161)
DUB	China Government International Bond	1.000	12/20/2019	0.787		2,900	20	7	27	0
GST	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	1,600	(69)	(662)	0	(731)
HUS	Brazil Government International Bond	1.000	12/20/2019	2.391		$2,800	(75)	(86)	0	(161)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		5,600	(127)	14	0	(113)
	South Africa Government International Bond	1.000	12/20/2019	1.876		9,300	(348)	6	0	(342)
JPM	China Government International Bond	1.000	12/20/2019	0.787		10,800	79	23	102	0
	Indonesia Government International Bond	1.000	12/20/2019	1.481		1,800	(41)	5	0	(36)
	Volvo Treasury AB	1.000	03/20/2021	0.951	EUR	200	(11)	12	1	0
MYC	Italy Government International Bond	1.000	12/20/2019	1.205		$39,500	73	(407)	0	(334)

							$(536)	$(1,236)	$149	$(1,921)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$1,900	$255	$(16)	$239	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	1,900	254	(15)	239	0
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	9,164	(29)	25	0	(4)

					$480	$(6)	$478	$(4)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	975	$(1)	$58	$57	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		220	1	(22)	0	(21)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	9,800	(20)	(5)	0	(25)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		25,300	31	(43)	0	(12)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		9,500	25	8	33	0
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	18,600	(21)	375	354	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	490	3	26	29	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	38,800	6	(103)	0	(97)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		139,200	(31)	(37)	0	(68)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	17,600	(3)	348	345	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	420	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	8,100	4	(8)	0	(4)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	7,400	(2)	73	71	0
DUB	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	10,600	2	(29)	0	(27)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		153,800	49	(124)	0	(75)
	Pay	1-Year BRL-CDI	12.330	01/04/2021		98,200	(106)	6	0	(100)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		6,000	14	7	21	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	400	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		900	1	54	55	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		300	(1)	(2)	0	(3)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		400	3	15	18	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	89,300	95	(139)	0	(44)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		5,200	14	4	18	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	7,520	0	(293)	0	(293)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	75,600	(9)	(28)	0	(37)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	23,800	(89)	501	412	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		43,000	(3)	944	941	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		41,100	(4)	391	387	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	34,900	(40)	(47)	0	(87)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		67,400	(88)	55	0	(33)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		13,100	32	13	45	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	500	3	19	22	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		710	1	42	43	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	117,000	(180)	(1,321)	0	(1,501)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		96,700	56	(103)	0	(47)

							$(256)	$635	$2,853	$(2,474)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Receive	RALVEIET Index	5,324,818	1-Month USD-LIBOR plus a specified spread	04/15/2016	$580,032		$(4,077)	$0	$(4,077)
	Receive	RALVEIET Index	6,130,755	1-Month USD-LIBOR plus a specified spread	05/13/2016	673,160		(10,152)	0	(10,152)
	Receive	RALVEIIT Index	5,910,873	1-Month USD-LIBOR plus a specified spread	06/30/2016	651,496		(12,366)	0	(12,366)
GST	Receive	RALVEIET Index	3,569,251	1-Month USD-LIBOR plus a specified spread	03/15/2016	388,799		(2,730)	0	(2,730)

								$(29,325)	$0	$(29,325)

Total Swap Agreements							$(312)	$(29,932)	$3,480	$(33,724)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $22,743 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$23,179	$0	$23,179
Corporate Bonds & Notes
Banking & Finance	0	414,204	0	414,204
Industrials	0	109,990	0	109,990
Utilities	0	68,391	0	68,391
Municipal Bonds & Notes
Rhode Island	0	1,703	0	1,703
West Virginia	0	3,231	0	3,231
U.S. Government Agencies	0	340,847	0	340,847
U.S. Treasury Obligations	0	337,064	0	337,064
Mortgage-Backed Securities	0	128,807	4,929	133,736
Asset-Backed Securities	0	248,882	6,333	255,215
Sovereign Issues	0	218,292	0	218,292
Preferred Securities
Banking & Finance	182	0	0	182
Short-Term Instruments
Certificates of Deposit	0	25,461	0	25,461
Commercial Paper	0	95,751	0	95,751
Repurchase Agreements	0	18,172	0	18,172
Japan Treasury Bills	0	229,440	0	229,440
U.S. Treasury Bills	0	2,236	0	2,236
	$182	$2,265,650	$11,262	$2,277,094

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$268,996	$0	$0	$268,996

Total Investments	$269,178	$2,265,650	$11,262	$2,546,090

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(615,359)	0	(615,359)
U.S. Treasury Obligations	0	(83,687)	0	(83,687)
	$0	$(699,046)	$0	$(699,046)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,010	2,731	0	3,741
Over the counter	0	59,585	0	59,585
	$1,010	$62,316	$0	$63,326

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,279)	(2,950)	0	(4,229)
Over the counter	0	(63,220)	0	(63,220)

	$(1,279)	$(66,170)	$0	$(67,449)

Totals	$268,909	$1,562,750	$11,262	$1,842,921

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8%
BANK LOAN OBLIGATIONS 2.6%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$13,441	$12,719
Charter Communications Operating LLC
3.000% due 07/01/2020		5,479	5,419
Dell, Inc.
3.750% due 10/29/2018		3,850	3,852
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		2,373	2,379
H.J. Heinz Co.
3.250% due 06/05/2020		13,835	13,854
HCA, Inc.
2.937% due 03/31/2017		4,254	4,257
MGM Resorts International
3.500% due 12/20/2019		1,950	1,940
OGX
TBD% -8.375% due 04/10/2049		62	69
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		805	809
Realogy Corp.
3.750% due 03/05/2020		2,634	2,633

Total Bank Loan Obligations (Cost $48,468)			47,931

CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 14.7%
Ally Financial, Inc.
6.250% due 12/01/2017		500	535
Aviation Loan Trust
2.396% due 12/15/2022		3,936	3,656
Banca Carige SpA
3.875% due 10/24/2018	EUR	6,100	7,478
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		10,100	12,474
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		100	124
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,600	1,652
Bank of America Corp.
1.154% due 04/01/2019		21,700	21,760
2.650% due 04/01/2019		4,000	4,048
4.125% due 01/22/2024		700	718
5.650% due 05/01/2018		300	330
6.875% due 04/25/2018		1,500	1,695
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		4,000	3,975
Barclays PLC
7.625% due 11/21/2022		4,600	5,247
7.750% due 04/10/2023		200	217
8.000% due 12/15/2020 (e)	EUR	1,000	1,187
8.250% due 12/15/2018 (e)		$400	423
10.179% due 06/12/2021		2,510	3,333
14.000% due 06/15/2019 (e)	GBP	1,777	3,647
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		$1,700	1,709
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	735
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,872
Citigroup, Inc.
5.950% due 05/15/2025 (e)		1,400	1,353
6.125% due 05/15/2018		500	558
Credit Agricole S.A.
0.833% due 06/12/2017		16,000	15,995
Credit Suisse AG
6.500% due 08/08/2023		1,200	1,315
Crown Castle International Corp.
5.250% due 01/15/2023		2,400	2,426
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		4,000	4,010
5.500% due 05/25/2016		1,300	1,339
5.500% due 06/26/2017		500	531
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	4,400	6,862

Ford Motor Credit Co. LLC
0.799% due 09/08/2017		$9,700	9,649
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,400	6,472
2.750% due 05/15/2016		200	202
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	6,300	7,479
HBOS PLC
0.660% due 03/29/2016		300	336
0.979% due 09/06/2017		$400	400
6.750% due 05/21/2018		1,600	1,777
HSBC Finance Corp.
0.713% due 06/01/2016		100	100
International Lease Finance Corp.
6.750% due 09/01/2016		5,050	5,321
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,411
JPMorgan Chase & Co.
0.794% due 02/15/2017		14,000	14,025
0.827% due 04/25/2018		11,000	11,013
LBG Capital PLC
15.000% due 12/21/2019	EUR	700	1,182
Lloyds Banking Group PLC
7.500% due 06/27/2024 (e)		$200	207
7.625% due 06/27/2023 (e)	GBP	1,600	2,600
7.875% due 06/27/2029 (e)		1,800	2,978
12.000% due 12/16/2024 (e)		$1,400	2,013
Mizuho Bank Ltd.
0.731% due 09/25/2017		700	699
Morgan Stanley
1.557% due 04/25/2018		8,700	8,831
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,500	1,368
Navient Corp.
8.450% due 06/15/2018		$1,050	1,169
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		500	508
PHH Corp.
6.375% due 08/15/2021		4,250	4,197
Rabobank Group
8.375% due 07/26/2016 (e)		900	943
8.400% due 06/29/2017 (e)		900	975
RCI Banque S.A.
3.500% due 04/03/2018		8,000	8,312
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		21,500	21,505
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	5,380	6,042
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$3,400	3,393
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,882
Standard Chartered PLC
3.950% due 01/11/2023		1,000	976
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)	EUR	300	360
Swedbank Hypotek AB
1.375% due 03/28/2018		$16,800	16,805
Toronto-Dominion Bank
2.125% due 07/02/2019		9,600	9,638
UBS AG
5.125% due 05/15/2024		1,600	1,586
Westpac Banking Corp.
1.850% due 11/26/2018		500	502

			270,461

INDUSTRIALS 6.3%
AbbVie, Inc.
1.800% due 05/14/2018		600	598
2.500% due 05/14/2020		300	297
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	198
Actavis Funding SCS
1.543% due 03/12/2020		1,500	1,518
3.450% due 03/15/2022		1,500	1,487
ADT Corp.
4.125% due 06/15/2023		1,200	1,122
6.250% due 10/15/2021 (g)		2,300	2,426
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,700	5,529
ArcelorMittal
4.500% due 08/05/2015		8,750	8,758

Cemex S.A.B. de C.V.
5.025% due 10/15/2018		1,800	1,898
5.875% due 03/25/2019 (g)		2,300	2,363
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		100	105
CNH Industrial Capital LLC
3.625% due 04/15/2018		4,500	4,522
CNPC General Capital Ltd.
1.175% due 05/14/2017		5,200	5,194
Con-way, Inc.
7.250% due 01/15/2018		700	781
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		424	443
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,500
Dynegy, Inc.
6.750% due 11/01/2019		12,200	12,755
7.375% due 11/01/2022		1,950	2,052
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,064
First Quantum Minerals Ltd.
6.750% due 02/15/2020		988	961
7.000% due 02/15/2021		988	950
Freeport-McMoRan, Inc.
2.375% due 03/15/2018		2,500	2,481
HCA, Inc.
4.750% due 05/01/2023		1,000	1,015
6.500% due 02/15/2020		2,600	2,912
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	9,800	5,845
HJ Heinz Co.
4.250% due 10/15/2020		$2,700	2,757
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		400	481
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	4,900	5,851
Masco Corp.
6.125% due 10/03/2016		$2,000	2,115
Mondelez International, Inc.
2.250% due 02/01/2019		2,200	2,204
NXP BV
3.500% due 09/15/2016		8,200	8,302
QUALCOMM, Inc.
4.650% due 05/20/2035		300	290
4.800% due 05/20/2045		400	383
Reynolds American, Inc.
2.300% due 06/12/2018		100	101
4.450% due 06/12/2025		200	204
5.850% due 08/15/2045		100	106
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,222
Tenet Healthcare Corp.
6.000% due 10/01/2020		4,900	5,237
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,100	2,368
Time Warner, Inc.
3.150% due 07/15/2015		650	651
Times Square Hotel Trust
8.528% due 08/01/2026		3,129	3,999
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	463
VeriSign, Inc.
4.625% due 05/01/2023		$5,000	4,812
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,189

			115,101

UTILITIES 5.1%
AES Corp.
3.283% due 06/01/2019		6,700	6,717
AT&T, Inc.
1.212% due 06/30/2020		800	804
2.450% due 06/30/2020		200	196
3.000% due 06/30/2022		1,000	966
3.400% due 05/15/2025		500	476
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		300	273
BellSouth Corp.
4.821% due 04/26/2021		6,400	6,584
BP Capital Markets PLC
4.500% due 10/01/2020		200	219
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,600	7,613
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		9,800	10,927

Petrobras Global Finance BV
2.415% due 01/15/2019		1,300	1,205
2.643% due 03/17/2017		500	491
2.750% due 01/15/2018	EUR	600	644
3.163% due 03/17/2020		$8,200	7,831
3.750% due 01/14/2021	EUR	100	103
6.850% due 06/05/2115		$2,700	2,239
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		20,300	20,325
Sprint Communications, Inc.
8.375% due 08/15/2017		3,800	4,123
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	1,400	1,713
Verizon Communications, Inc.
3.500% due 11/01/2024		$4,300	4,184
4.400% due 11/01/2034		8,760	8,225
4.862% due 08/21/2046		1,870	1,751
5.150% due 09/15/2023		4,600	5,048

			92,749

Total Corporate Bonds & Notes (Cost $494,602)			478,311

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.170% due 04/01/2045		500	501
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		100	121
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		1,400	1,967
7.500% due 04/01/2034		5,120	7,120
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		400	586
7.950% due 03/01/2036		200	242
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		200	240
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039		100	123
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		500	587
5.813% due 06/01/2040		200	236
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		100	125
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024		5,000	4,951

			16,799

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021		990	1,051

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		2,145	2,119

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039		100	118

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050		200	299

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		100	110

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018		2,500	2,516

Total Municipal Bonds & Notes (Cost $22,918)			23,012

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
0.557% due 05/25/2037		86	86
0.587% due 04/25/2037		126	127
0.597% due 09/25/2035		73	73
0.637% due 12/25/2040		506	509

0.687% due 05/25/2040	330	332
0.737% due 09/25/2041	267	269
0.787% due 01/25/2034	373	378
0.837% due 02/25/2024	188	191
0.937% due 01/25/2040	538	548
1.087% due 03/25/2032	103	106
3.000% due 06/25/2042 (a)	8,589	1,181
4.000% due 06/01/2024 - 07/01/2045	39,410	41,857
4.500% due 10/01/2020 - 09/01/2024	126	135
5.000% due 02/01/2032 - 04/01/2033	88	97
6.063% due 03/25/2024 (a)	2,234	232
6.113% due 03/25/2038 (a)	2,073	333
6.193% due 03/25/2037 (a)	334	55
6.413% due 08/25/2041 (a)	1,440	232
6.463% due 07/25/2039 (a)	762	97
12.286% due 03/25/2040	261	319
Freddie Mac
0.486% due 02/15/2037	20	20
0.536% due 05/15/2036	66	67
0.586% due 11/15/2043	26,605	26,750
0.686% due 11/15/2040 - 02/15/2041	819	823
5.500% due 08/15/2030	1	1
6.015% due 06/15/2038 (a)	7,294	1,114
7.550% due 12/15/2042	2,064	1,958
7.815% due 02/15/2032 (a)	684	171
9.529% due 01/15/2041	992	1,050
11.508% due 09/15/2041	33	34
12.644% due 02/15/2041	6	8
Ginnie Mae
0.487% due 12/20/2042	5,173	5,185
3.500% due 07/01/2045	32,200	33,338

Total U.S. Government Agencies (Cost $116,758)		117,676

U.S. TREASURY OBLIGATIONS 17.6%
U.S. Treasury Bonds
3.000% due 11/15/2044	1,700	1,655
3.125% due 08/15/2044	20,500	20,439
4.250% due 05/15/2039	23,500	28,253
4.500% due 08/15/2039	16,400	20,453
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	45,781	45,413
0.125% due 01/15/2023 (i)	11,685	11,473
0.125% due 07/15/2024 (i)	36,069	35,141
0.250% due 01/15/2025	20,077	19,668
0.375% due 07/15/2023 (i)	3,558	3,568
2.000% due 01/15/2026	30,157	34,558
2.375% due 01/15/2025	21,337	25,069
U.S. Treasury Notes
2.125% due 05/15/2025	9,200	9,019
2.250% due 11/15/2024 (i)(k)	2,500	2,481
2.375% due 08/15/2024 (i)(k)	66,000	66,263

Total U.S. Treasury Obligations (Cost $327,953)		323,453

MORTGAGE-BACKED SECURITIES 6.8%
Ally Financial, Inc.
2.500% due 03/15/2017 (f)	5,000	4,929
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^	1,022	879
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045	370	371
Banc of America Funding Trust
2.671% due 02/20/2036	92	92
BCAP LLC Trust
0.355% due 09/26/2035	173	172
Bear Stearns Adjustable Rate Mortgage Trust
2.533% due 08/25/2033	312	312
2.625% due 05/25/2034	2	2
2.834% due 02/25/2034	1,342	1,316
Bear Stearns ALT-A Trust
2.073% due 10/25/2033	20	19
Bella Vista Mortgage Trust
2.491% due 11/20/2034	303	297
Chase Mortgage Finance Trust
5.500% due 03/25/2037	39	37
Citigroup Commercial Mortgage Trust
2.355% due 09/10/2045 (a)	45,182	4,170
5.810% due 06/14/2050	12,047	12,706
Commercial Mortgage Trust
1.906% due 01/10/2046	4,300	4,328
Countrywide Alternative Loan Trust
0.357% due 11/25/2036	1,906	1,846
4.750% due 08/25/2018	521	522
6.000% due 02/25/2037 ^	730	596

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,238	1,286
5.500% due 01/25/2035		622	635
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	549
Eurohome UK Mortgages PLC
0.721% due 06/15/2044	GBP	4,792	7,056
First Horizon Alternative Mortgage Securities Trust
2.219% due 06/25/2034		$65	64
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		348	363
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		8,300	8,672
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	555
5.162% due 12/10/2043		500	565
5.989% due 08/10/2045		1,796	1,918
GSAA Home Equity Trust
6.000% due 04/01/2034		274	289
GSR Mortgage Loan Trust
2.682% due 09/25/2035		76	76
Impac CMB Trust
1.107% due 11/25/2034		19	18
IndyMac Mortgage Loan Trust
0.427% due 04/25/2035		161	144
JPMorgan Alternative Loan Trust
3.002% due 11/25/2036 ^		651	567
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043		700	731
JPMorgan Resecuritization Trust
6.000% due 03/26/2038		6,650	5,399
Leek Finance PLC
0.541% due 09/21/2038		8,779	9,168
Lehman XS Trust
0.367% due 07/25/2037 ^		572	429
MASTR Adjustable Rate Mortgages Trust
0.537% due 07/25/2035 ^		6,523	3,313
MASTR Asset Securitization Trust
5.250% due 12/25/2033		366	376
Morgan Stanley Bank of America Merrill Lynch Trust
1.823% due 02/15/2046 (a)		34,312	2,688
Morgan Stanley Re-REMIC Trust
5.989% due 08/15/2045		11,912	12,624
RBSSP Resecuritization Trust
5.232% due 10/26/2035		16,443	15,343
Residential Accredit Loans, Inc. Trust
6.000% due 10/25/2034		528	557
Structured Adjustable Rate Mortgage Loan Trust
0.427% due 03/25/2035		762	692
0.497% due 07/25/2035		799	587
Structured Asset Mortgage Investments Trust
0.377% due 02/25/2036		452	293
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.405% due 02/25/2034		181	177
WaMu Mortgage Pass-Through Certificates Trust
0.607% due 05/25/2044		4,966	4,733
1.930% due 02/27/2034		87	85
2.424% due 08/25/2034		385	385
Wells Fargo Commercial Mortgage Trust
1.214% due 02/15/2027		11,300	11,298
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 04/25/2036 ^		47	46
2.642% due 03/25/2035		50	51

Total Mortgage-Backed Securities (Cost $127,418)			124,326

ASSET-BACKED SECURITIES 8.6%
Aegis Asset-Backed Securities Trust
1.187% due 03/25/2035 ^		988	916
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.912% due 10/25/2034		1,709	1,503
Alba SPV SRL
1.502% due 04/20/2040	EUR	4,574	5,113
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.250% due 11/25/2034		$2,158	1,774
Asset-Backed Funding Certificates Trust
0.937% due 06/25/2035		1,470	1,458
Asset-Backed Securities Corp. Home Equity Loan Trust
0.617% due 11/25/2035		2,100	2,043
0.827% due 07/25/2035		1,000	914
Atrium CDO Corp.
1.376% due 11/16/2022		7,916	7,925
Bear Stearns Asset-Backed Securities Trust
0.357% due 03/25/2037		2,084	2,007
0.595% due 12/25/2035		2,200	2,141

Bilkreditt Ltd.
0.384% due 12/25/2027	EUR	416	465
BNC Mortgage Loan Trust
0.287% due 05/25/2037		$865	834
COA Summit CLO Ltd.
1.625% due 04/20/2023		6,500	6,497
Countrywide Asset-Backed Certificates
0.337% due 12/25/2036		8,586	8,189
0.337% due 05/25/2037		1,439	1,286
0.357% due 05/25/2037		517	466
0.375% due 05/25/2035		1,123	1,104
0.557% due 04/25/2036		12,000	8,884
0.847% due 11/25/2033		1,178	1,138
Countrywide Asset-Backed Certificates Trust
0.805% due 08/25/2035		1,300	1,239
1.237% due 09/25/2034		1,272	1,159
Educational Funding Co. LLC
0.256% due 10/25/2029		1,690	1,570
Fremont Home Loan Trust
0.427% due 01/25/2036		376	365
Gallatin CLO Ltd.
1.545% due 07/15/2023		3,700	3,698
GSAMP Trust
1.237% due 06/25/2034		387	374
HSBC Home Equity Loan Trust USA
0.667% due 03/20/2036		1,000	948
Inwood Park CDO Ltd.
0.500% due 01/20/2021		1,371	1,371
L2L Education Loan Trust
0.526% due 06/15/2031		2,076	1,928
LCM LP
1.530% due 04/15/2022		17,800	17,820
Lehman ABS Mortgage Loan Trust
0.387% due 06/25/2037		5,657	3,778
LightPoint Pan-European CLO PLC
0.245% due 01/31/2022	EUR	86	95
Madison Park Funding Ltd.
1.526% due 04/22/2022		$14,700	14,668
MASTR Asset-Backed Securities Trust
0.647% due 06/25/2035		12,281	11,331
Morgan Stanley Mortgage Loan Trust
0.257% due 01/25/2047 ^		17	17
New Century Home Equity Loan Trust
0.467% due 10/25/2035		251	251
Octagon Investment Partners Ltd.
1.549% due 05/05/2023		9,800	9,780
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,333
Option One Mortgage Loan Trust Asset-Backed Certificates
0.647% due 11/25/2035		6,500	4,840
Park Place Securities, Inc.
0.677% due 09/25/2035		800	651
RAAC Trust
1.387% due 09/25/2047		1,713	1,686
Residential Asset Mortgage Products Trust
0.357% due 05/25/2036		80	79
Residential Asset Securities Corp. Trust
0.387% due 02/25/2036		324	321
0.647% due 11/25/2035		900	713
0.832% due 03/25/2035		1,934	1,818
0.862% due 02/25/2035		1,802	1,681
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		3,876	3,873
Securitized Asset-Backed Receivables LLC Trust
0.467% due 12/25/2035		509	494
Silver Arrow S.A.
0.237% due 10/20/2021	EUR	247	276
SLM Private Credit Student Loan Trust
0.526% due 12/16/2041		$2,000	1,772
Structured Asset Securities Corp.
0.847% due 02/25/2035		325	302
Structured Asset Securities Corp. Mortgage Loan Trust
0.397% due 02/25/2037		7,006	6,235
0.637% due 11/25/2035		1,400	1,261

Total Asset-Backed Securities (Cost $156,417)			157,384

SOVEREIGN ISSUES 13.9%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	6,800	8,346
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (c)	BRL	60,900	18,299
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		18,000	5,222
10.000% due 01/01/2023		44,800	12,732
10.000% due 01/01/2025		132,300	36,835

Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$16,100	17,006
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	8,700	7,081
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017	EUR	8,518	9,849
2.150% due 12/15/2021		900	1,033
3.750% due 09/01/2024		11,400	14,245
4.750% due 09/01/2044		4,500	6,323
5.000% due 09/01/2040		13,150	18,837
Italy Government International Bond
5.250% due 09/20/2016		$3,300	3,463
Kommunalbanken A/S
0.662% due 03/27/2017		3,200	3,219
1.375% due 06/08/2017		1,300	1,313
Mexico Government International Bond
4.750% due 06/14/2018	MXN	85,300	5,456
New Zealand Government Bond
2.000% due 09/20/2025	NZD	23,978	16,159
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	390,000	1,721
Slovenia Government International Bond
4.125% due 02/18/2019		$17,500	18,244
4.750% due 05/10/2018		6,400	6,817
5.500% due 10/26/2022		11,100	12,351
Spain Government International Bond
2.750% due 10/31/2024	EUR	11,288	13,091
5.150% due 10/31/2044		3,200	4,773
5.850% due 01/31/2022		9,100	12,750

Total Sovereign Issues (Cost $273,711)			255,165

	SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
GMAC Capital Trust
8.125% due 02/15/2040		237,937	6,182

Total Preferred Securities (Cost $6,429)			6,182

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.2%
CERTIFICATES OF DEPOSIT 2.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$16,900	16,893
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		12,200	12,223
Sumitomo Mitsui Banking Corp.
0.599% due 04/29/2016		12,500	12,500

			41,616

COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,100	4,095
JAPAN TREASURY BILLS 10.2%
0.000% due 09/14/2015 - 09/24/2015 (b)(c)	JPY	22,810,000	186,379

U.S. TREASURY BILLS 0.5%
0.022% due 08/06/2015 - 11/12/2015 (b)(i)(k)	$8,230	8,230

Total Short-Term Instruments (Cost $239,519)		240,320

Total Investments in Securities (Cost $1,814,193)		1,773,760

	SHARES
INVESTMENTS IN AFFILIATES 6.5%
SHORT-TERM INSTRUMENTS 6.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%
PIMCO Short-Term Floating NAV Portfolio III	12,091,889	119,927

Total Short-Term Instruments (Cost $119,937)		119,927

Total Investments in Affiliates (Cost $119,937)		119,927

Total Investments 103.3% (Cost $1,934,130)		$1,893,687
Financial Derivative Instruments (h)(j) 0.6% (Cost or Premiums, net $(3,917))		(4,621)
Other Assets and Liabilities, net (3.9%)		(55,441)

Net Assets 100.0%		$1,833,625

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$5,000	$4,929	0.27%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	(1.500)%	10/30/2014	10/30/2016	$(2,353)	$(2,338)
BRC	0.750	04/27/2015	04/24/2017	(2,255)	(2,252)

Total Reverse Repurchase Agreements					$(4,590)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $89,018 at a weighted average interest rate of 0.143%.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$40,200	$(40,295)	$(39,958)
Fannie Mae	3.500	07/01/2045	90,000	(93,329)	(92,579)
Fannie Mae	4.000	07/01/2045	98,000	(104,273)	(103,702)
Fannie Mae	4.000	08/01/2045	139,000	(146,735)	(146,762)

Total Short Sales				$(384,632)	$(383,001)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $4,789 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,696	$1,908	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	2,984	(3,109)	75	0
90-Day Eurodollar June Futures	Short	06/2016	43	(18)	1	0
90-Day Eurodollar March Futures	Short	03/2016	369	(170)	5	0
90-Day Eurodollar September Futures	Short	09/2015	324	(130)	0	(4)
90-Day Eurodollar September Futures	Short	09/2016	6	(2)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	215	(167)	0	(413)
Euro-BTP Italy Government Bond September Futures	Short	09/2015	223	211	611	(201)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	5	(10)	10	0
U.S. Treasury 5-Year Note September Futures	Short	09/2015	200	29	8	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,552	(1,271)	0	(49)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	35	71	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	41	(111)	0	(3)

Total Futures Contracts				$(2,769)	$712	$(670)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$84,942	$5,410	$(250)	$430	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	51,300	697	(57)	47	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	142,100	2,059	(504)	141	0

				$8,166	$(811)	$618	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$462,800	$(653)	$(213)	$31	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		416,200	(2,747)	(1,527)	26	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		567,800	(1,225)	(506)	27	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		796,100	(4,704)	(1,087)	172	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		1,500	(11)	(5)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		49,500	17	(198)	15	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		434,400	1,826	(302)	26	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		10,100	(92)	19	0	(5)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		18,800	967	74	74	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	66,600	3,306	4,075	0	(768)
Receive	6-Month GBP-LIBOR	1.750	12/17/2016	GBP	52,000	(975)	(1,112)	0	(63)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		18,400	(111)	15	0	(132)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		28,800	(401)	(95)	0	(334)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	112,800	(37)	68	37	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		293,800	74	68	103	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		852,400	(149)	350	370	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		251,400	(26)	(26)	109	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		21,000	(24)	(19)	10	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		18,000	(24)	(40)	12	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		64,800	(148)	(148)	43	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		90,000	(193)	(197)	60	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		15,200	14	11	11	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		130,400	3	3	90	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		40,700	(4)	(4)	15	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		80,500	54	54	56	0

						$(5,263)	$(742)	$1,287	$(1,302)

Total Swap Agreements						$2,903	$(1,553)	$1,905	$(1,302)

(4)	Unsettled variation margin asset of $131 and liability of $(34) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $44,140 and cash of $7,206 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	7,351,461		$6,617	$40	$0
	07/2015	MXN	226,565		14,783	374	0
	07/2015		$3,311	KRW	3,675,730	0	(16)
	07/2015		306	MXN	4,724	0	(6)
	07/2015		16,976	NZD	24,806	0	(166)
	08/2015	NZD	24,806		$16,927	166	0
	10/2015	BRL	12,509		3,926	33	0
	05/2016		38,246		10,906	0	(215)
BPS	07/2015		72,317		23,309	49	0
	07/2015	CAD	303		242	0	0
	07/2015	JPY	8,505,422		68,835	0	(662)
	07/2015	NZD	24,806		17,670	860	0
	07/2015		$23,170	BRL	72,317	116	(26)

	07/2015		9,062	JPY	1,134,800	211	0
	07/2015		279	MXN	4,355	0	(2)
	08/2015	BRL	48,947		$15,593	31	0
	09/2015	JPY	15,150,000		122,966	0	(964)
	10/2015		$12,528	BRL	36,000	0	(1,322)
BRC	07/2015	ZAR	16,505		$1,349	0	(1)
CBK	07/2015	BRL	56,380		17,506	0	(628)
	07/2015	GBP	822		1,252	0	(39)
	07/2015	MXN	27,654		1,793	34	0
	07/2015		$2,374	AUD	3,114	29	0
	07/2015		18,172	BRL	56,380	0	(38)
	07/2015		11,205	CAD	13,827	0	(135)
	07/2015		646	MXN	9,954	0	(13)
	07/2015		330	TRY	887	0	(2)
	08/2015	CAD	13,827		$11,200	134	0
	08/2015		$1,033	GBP	656	0	(3)
	09/2015	JPY	7,660,000		$62,131	0	(517)
	09/2015		$33,715	MXN	532,990	0	(17)
DUB	07/2015	BRL	284,432		$91,889	405	0
	07/2015	KRW	21,464,438		19,819	660	0
	07/2015		$98,398	BRL	284,432	1,160	(8,075)
	10/2015	BRL	147,651		$50,310	4,353	0
	01/2016		1,000		293	0	(9)
FBF	07/2015		228,400		74,527	1,065	0
	07/2015		$73,512	BRL	228,400	86	(136)
	07/2015		336	MXN	5,158	0	(8)
	08/2015	EUR	221,086		$248,655	2,043	0
GLM	07/2015	BRL	56,380		18,172	38	0
	07/2015	CAD	13,524		10,887	59	0
	07/2015	INR	110,840	EUR	1,555	0	(8)
	07/2015		$17,632	BRL	56,380	501	0
	07/2015		71,595	JPY	8,854,222	752	0
	07/2015		4,744	MXN	72,344	0	(143)
	08/2015	JPY	7,926,022		$64,075	0	(714)
	08/2015		$1,229	CHF	1,147	0	0
	07/2016	BRL	56,380		$15,733	0	(355)
HUS	07/2015	SGD	38,215		28,388	24	0
JPM	07/2015	EUR	12,409		13,801	0	(33)
	07/2015	GBP	814		1,255	0	(24)
	07/2015	INR	118,040	EUR	1,656	0	(8)
	07/2015		$5,527		4,872	0	(95)
	10/2015	BRL	77,649		$25,396	1,228	0
	10/2015		$34,184	BRL	107,560	0	(705)
	01/2016	BRL	39,400		$12,753	860	0
	05/2016		52,271		14,829	0	(370)
MSB	07/2015		11,569		3,729	8	0
	07/2015	GBP	13,490		20,676	0	(521)
	07/2015		$3,592	BRL	11,569	129	0
	07/2015		23,773	GBP	15,126	0	(6)
	08/2015	GBP	15,126		$23,767	6	0
	05/2016	BRL	12,843		3,645	0	(89)
NGF	07/2015		$20,849	MXN	322,305	0	(350)
SCX	07/2015	EUR	3,211	INR	228,880	16	0
	07/2015		27,099		$30,366	155	0
	07/2015	KRW	9,817,352		8,823	60	0
	07/2015	MXN	91,569		5,874	50	0
	08/2015		$30,379	EUR	27,099	0	(155)
	09/2015	HKD	3,504		$452	0	0
	09/2015		$5,840	MXN	91,569	0	(50)
UAG	07/2015	JPY	1,483,600		$11,998	0	(125)
	07/2015	MXN	78,372		5,111	127	0
	07/2015		$38,853	EUR	34,636	179	(418)
	07/2015		344	MXN	5,320	0	(6)
	08/2015		2,108	EUR	1,898	9	0
	08/2015		1,045	INR	67,356	6	0
	10/2015		29,944	BRL	94,250	0	(609)
	01/2016	BRL	20,500		$6,633	445	0

Total Forward Foreign Currency Contracts						$16,501	$(17,784)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	8,100	$155	$159
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		$191	4	1
	Call - OTC USD versus CNH		7.500	02/02/2016		191	1	0
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		8,900	159	14
	Put - OTC USD versus BRL		3.000	07/09/2015		9,050	158	7
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		18,434	197	197
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		488	46	0

	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015	487	46	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015	487	46	5
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016	13,683	370	63
	Call - OTC USD versus CNH		7.400	02/02/2016	13,683	82	6
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015	8,700	152	4
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016	8,000	168	24
	Call - OTC USD versus CNH		7.500	02/02/2016	8,000	44	3

						$1,628	$484

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$73,500	$81	$93
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	46,200	51	58
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	343,100	382	442
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	75,500	3,764	3,771
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	51,800	2,586	2,666
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	51,000	388	36
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	578,200	643	729
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	275,800	276	348
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	160,900	177	205
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	359,400	844	779
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	345,400	898	793

							$10,090	$9,920

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 08/01/2045	$111.188	08/06/2015	$30,000	$1	$0
	Call - OTC Fannie Mae 4.000% due 08/01/2045	113.281	08/06/2015	659,000	26	0

					$27	$0

Total Purchased Options					$11,745	$10,404

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR 13,200	$(28)	$(27)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	9,500	(14)	(20)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	13,200	(19)	(27)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	12,600	(17)	(26)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	22,900	(32)	(47)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015	17,200	(30)	(30)

						$(140)	$(177)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	11,873	$(173)	$(28)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	24,300	(188)	(166)
	Call - OTC EUR versus USD		1.150	08/10/2015		24,300	(330)	(162)
	Put - OTC EUR versus USD		1.050	09/28/2015		8,100	(58)	(63)
	Put - OTC EUR versus USD		1.075	09/28/2015		8,100	(97)	(102)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$849	(18)	(3)
	Call - OTC USD versus BRL		3.960	03/10/2016		2,181	(70)	(36)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	16,548	(129)	(191)
	Call - OTC EUR versus AUD		1.490	09/28/2015		16,548	(247)	(230)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$381	(4)	0
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	22,198	(112)	(40)
	Call - OTC CAD versus MXN		13.000	08/04/2015		10,325	(139)	(25)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$17,800	(163)	(1)
	Put - OTC USD versus BRL		2.910	07/09/2015		18,100	(166)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		6,182	(137)	(18)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		27,651	(169)	(138)
	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		13,300	(75)	(75)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,950	(159)	(81)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		27,366	(288)	(26)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		17,400	(150)	(1)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		16,000	(147)	(13)

							$(3,019)	$(1,400)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$6,000	$(12)	$(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	24,700	(269)	(152)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	56,900	(691)	(543)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	59,200	(1,081)	(817)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	69,300	(1,430)	(896)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	89,000	(1,547)	(1,122)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	12,000	(388)	(33)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	17,100	(50)	(57)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	119,200	(1,685)	(1,139)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	353,400	(742)	(760)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	345,400	(725)	(801)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	26,700	(190)	(50)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	26,700	(190)	(132)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	317,100	(5,438)	(3,794)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	40,200	(403)	(992)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	74,600	(908)	(316)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	34,800	(392)	(74)

							$(16,141)	$(11,691)

Total Written Options							$(19,300)	$(13,268)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	Russia Government International Bond	(1.000)%	09/20/2019	3.236%	$22,000	$1,302	$581	$1,883	$0
JPM	Russia Government International Bond	(1.000)	09/20/2019	3.236	6,300	382	157	539	0

						$1,684	$738	$2,422	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2020	0.980%		$28,000	$206	$(174)	$32	$0
BPS	Barclays Bank PLC	3.000	06/20/2018	0.803	EUR	3,000	(9)	230	221	0
CBK	Italy Government International Bond	1.000	12/20/2019	1.205		$6,000	(46)	(5)	0	(51)
DUB	China Government International Bond	1.000	12/20/2019	0.787		600	4	2	6	0
GST	Brazil Government International Bond	1.000	12/20/2019	2.391		2,800	(85)	(76)	0	(161)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	3,300	(142)	(1,365)	0	(1,507)
HUS	Italy Government International Bond	1.000	09/20/2019	1.166		$8,900	19	(77)	0	(58)
	Spain Government International Bond	1.000	03/20/2020	0.980		53,000	366	(304)	62	0
JPM	China Government International Bond	1.000	12/20/2019	0.787		61,900	418	168	586	0
MYC	Spain Government International Bond	1.000	03/20/2020	0.980		26,800	172	(141)	31	0

							$903	$(1,742)	$938	$(1,777)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,200	$295	$(18)	$277	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,200	293	(17)	276	0
FBF	CMBX.NA.AAA.1 Index	0.100	10/12/2052	2,409	(8)	7	0	(1)
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	6,896	(23)	19	0	(4)

					$557	$(9)	$553	$(5)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,280	$(1)	$76	$75	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		240	1	(24)	0	(23)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	33,500	47	(131)	0	(84)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		6,100	2	(5)	0	(3)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	15,300	(20)	311	291	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	640	5	32	37	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	129,800	(208)	(1,457)	0	(1,665)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		104,200	215	(476)	0	(261)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		8,700	8	(12)	0	(4)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	4,200	0	82	82	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	470	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	6,400	3	(6)	0	(3)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	2,300	(1)	23	22	0
DUB	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	44,800	(81)	(494)	0	(575)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		25,400	82	(253)	0	(171)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		49,700	(3)	(121)	0	(124)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		26,800	25	(38)	0	(13)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	300	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,030	1	62	63	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		368	(1)	(2)	0	(3)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		500	4	18	22	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	37,100	152	(403)	0	(251)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		44,000	(25)	(85)	0	(110)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		102,100	254	98	352	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	9,050	0	(353)	0	(353)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	13,400	17	(23)	0	(6)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	28,400	(81)	573	492	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		40,700	(3)	894	891	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		18,200	(3)	174	171	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	29,800	(37)	(38)	0	(75)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		8,300	7	(11)	0	(4)
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	600	4	23	27	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		800	1	48	49	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	45,400	119	(233)	0	(114)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		13,400	9	(16)	0	(7)

							$494	$(1,767)	$2,576	$(3,849)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	524,190	1-Month USD-LIBOR plus a specified spread	05/31/2016	$776,003	$(44,049)	$0	$(44,049)
	Pay	RACNSGT Index	544,385	1-Month USD-LIBOR plus a specified spread	05/31/2016	805,944	41,800	41,800	0
FBF	Receive	RACNLGT Index	30,053	1-Month USD-LIBOR plus a specified spread	07/15/2015	42,327	(350)	0	(350)
	Receive	RACNLGT Index	249,969	1-Month USD-LIBOR plus a specified spread	11/20/2015	358,640	(9,614)	0	(9,614)
	Pay	RACNSGT Index	248,655	1-Month USD-LIBOR plus a specified spread	11/20/2015	356,559	7,554	7,554	0

							$(4,659)	$49,354	$(54,013)

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	491,184	1-Month USD-LIBOR plus a specified spread	05/13/2016	$704,488		$(18,405)	$0	$(18,405)
	Pay	RACNSGT Index	497,086	1-Month USD-LIBOR plus a specified spread	05/13/2016	718,833		20,990	20,990	0

								$2,585	$20,990	$(18,405)

Total Swap Agreements							$3,638	$(4,854)	$76,833	$(78,049)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $11,914 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$47,862	$69	$47,931
Corporate Bonds & Notes
Banking & Finance	360	270,101	0	270,461
Industrials	0	114,658	443	115,101
Utilities	0	92,749	0	92,749
Municipal Bonds & Notes
California	0	16,799	0	16,799
Illinois	0	1,051	0	1,051
Iowa	0	2,119	0	2,119
New York	0	118	0	118
Ohio	0	299	0	299
Pennsylvania	0	110	0	110
South Dakota	0	2,516	0	2,516
U.S. Government Agencies	0	117,676	0	117,676
U.S. Treasury Obligations	0	323,453	0	323,453
Mortgage-Backed Securities	0	119,397	4,929	124,326
Asset-Backed Securities	0	151,051	6,333	157,384
Sovereign Issues	0	255,165	0	255,165
Preferred Securities
Banking & Finance	6,182	0	0	6,182
Short-Term Instruments
Certificates of Deposit	0	41,616	0	41,616
Commercial Paper	0	4,095	0	4,095
Japan Treasury Bills	0	186,379	0	186,379
U.S. Treasury Bills	0	8,230	0	8,230
	$6,542	$1,755,444	$11,774	$1,773,760

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$119,927	$0	$0	$119,927

Total Investments	$126,469	$1,755,444	$11,774	$1,893,687

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(383,001)	$0	$(383,001)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	712	1,905	0	2,617
Over the counter	0	103,738	0	103,738
	$712	$105,643	$0	$106,355

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(670)	(1,302)	0	(1,972)
Over the counter	(30)	(109,071)	0	(109,101)
	$(700)	$(110,373)	$0	$(111,073)

Totals	$126,481	$1,367,713	$11,774	$1,505,968

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Worldwide Long/Short PLUS Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 68.3%
BANK LOAN OBLIGATIONS 0.5%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$197	$198
BMC Software Finance, Inc.
5.000% due 09/10/2020		1,393	1,318
Charter Communications Operating LLC
3.000% due 07/01/2020		597	590
Dell, Inc.
3.750% due 10/29/2018		453	453
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		300	301
H.J. Heinz Co.
3.250% due 06/05/2020		10,472	10,486
HCA, Inc.
2.937% due 03/31/2017		497	498
Las Vegas Sands LLC
3.250% due 12/18/2020		3,276	3,266
Realogy Corp.
3.750% due 03/05/2020		298	298

Total Bank Loan Obligations (Cost $17,319)			17,408

CORPORATE BONDS & NOTES 18.3%
BANKING & FINANCE 12.8%
Abbey National Treasury Services PLC
0.796% due 03/13/2017		2,700	2,698
4.000% due 04/27/2016		5,200	5,322
Ally Financial, Inc.
8.000% due 03/15/2020		3,776	4,456
Banca Carige SpA
3.750% due 11/25/2016	EUR	16,400	19,106
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		20,300	23,791
5.000% due 02/09/2019		1,300	1,606
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$11,000	11,852
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	5,400	6,709
Banco Votorantim S.A.
5.250% due 02/11/2016		$500	509
Bank of America Corp.
1.101% due 03/22/2016		9,000	9,022
1.154% due 04/01/2019		18,700	18,751
2.650% due 04/01/2019		3,700	3,745
3.625% due 03/17/2016		300	306
3.750% due 07/12/2016		9,600	9,843
4.125% due 01/22/2024		400	410
6.000% due 09/01/2017		5,400	5,873
6.500% due 08/01/2016		1,700	1,794
6.875% due 04/25/2018		7,275	8,220
Bank of America N.A.
0.696% due 05/08/2017		4,000	3,996
1.125% due 11/14/2016		300	300
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (f)		5,600	5,565
Bank of Nova Scotia
2.050% due 10/30/2018		400	404
Barclays Bank PLC
7.625% due 11/21/2022		11,300	12,890
7.750% due 04/10/2023		1,400	1,519
10.179% due 06/12/2021		500	664
14.000% due 06/15/2019 (f)	GBP	6,000	12,313
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	1,200	1,336
8.000% due 12/15/2020 (f)		2,200	2,612
BBVA Bancomer S.A.
6.750% due 09/30/2022		$8,200	9,051
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		200	201
BNP Paribas S.A.
0.586% due 11/07/2015		5,800	5,804
BPCE S.A.
0.913% due 06/17/2017		5,800	5,803
1.371% due 03/06/2017	GBP	200	316
2.500% due 07/15/2019		$1,300	1,313

BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	200	227
2.875% due 05/19/2016		400	452
Citigroup, Inc.
0.822% due 03/10/2017		$10,300	10,276
0.954% due 11/15/2016		9,500	9,519
1.237% due 07/25/2016		3,100	3,110
5.950% due 05/15/2025 (f)		2,500	2,416
6.125% due 05/15/2018		500	558
Credit Agricole S.A.
0.833% due 06/12/2017		16,900	16,895
7.500% due 06/23/2026 (f)	GBP	700	1,087
7.875% due 01/23/2024 (f)		$200	205
Credit Suisse AG
0.972% due 07/15/2016	GBP	4,400	6,912
Depfa ACS Bank
3.875% due 11/14/2016	EUR	5,500	6,440
Dexia Credit Local S.A.
1.875% due 07/17/2017	GBP	300	478
2.000% due 01/22/2021	EUR	100	120
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$841	889
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	2,900	4,523
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$14,900	15,036
General Motors Financial Co., Inc.
2.400% due 04/10/2018		9,900	9,926
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	500	594
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		$3,600	3,490
5.375% due 03/15/2020		1,600	1,781
HDFC Bank Ltd.
3.000% due 03/06/2018		600	610
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	917
International Lease Finance Corp.
6.750% due 09/01/2016		1,500	1,581
7.125% due 09/01/2018		100	112
Intesa Sanpaolo SpA
3.125% due 01/15/2016		2,600	2,620
JPMorgan Chase & Co.
0.827% due 04/25/2018		800	801
1.125% due 02/26/2016		9,600	9,628
3.150% due 07/05/2016		5,400	5,510
6.000% due 01/15/2018		11,000	12,115
JPMorgan Chase Bank N.A.
0.704% due 06/02/2017		16,000	16,000
KBC Bank NV
8.000% due 01/25/2023		1,000	1,096
LBG Capital PLC
15.000% due 12/21/2019	GBP	100	223
Lloyds Banking Group PLC
7.000% due 06/27/2019 (f)		422	666
7.625% due 06/27/2023 (f)		1,825	2,965
7.875% due 06/27/2029 (f)		200	331
Metropolitan Life Global Funding
0.411% due 06/23/2016		$300	300
Morgan Stanley
1.557% due 04/25/2018		300	305
5.500% due 07/24/2020		200	224
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	900	821
Navient Corp.
4.875% due 06/17/2019		$2,600	2,580
8.000% due 03/25/2020		500	559
8.450% due 06/15/2018		400	446
Novo Banco S.A.
5.000% due 05/23/2019	EUR	300	341
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	44,400	6,679
2.000% due 01/01/2016		8,200	1,240
2.000% due 04/01/2016		20,200	3,067
Prudential Covered Trust
2.997% due 09/30/2015		$8,330	8,374
Rabobank Group
4.000% due 09/10/2015	GBP	1,300	2,055
8.375% due 07/26/2016 (f)		$1,000	1,047
8.400% due 06/29/2017 (f)		4,100	4,440
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	76,900	11,623
Rio Oil Finance Trust
6.250% due 07/06/2024		$300	295
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	1,560	1,951

Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$18,500	18,505
Stadshypotek AB
1.250% due 05/23/2018		1,000	993
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (f)	EUR	300	360
Stone Street Trust
5.902% due 12/15/2015		$1,000	1,020
Toronto-Dominion Bank
0.723% due 07/02/2019		10,000	10,006
2.125% due 07/02/2019		11,600	11,646
UBS AG
5.125% due 05/15/2024		3,600	3,568
7.625% due 08/17/2022		800	938
Vesey Street Investment Trust
4.404% due 09/01/2016		3,400	3,522

			445,114

INDUSTRIALS 2.3%
AbbVie, Inc.
1.040% due 11/06/2015		6,196	6,206
1.200% due 11/06/2015		2,700	2,703
1.800% due 05/14/2018		1,400	1,396
2.500% due 05/14/2020		600	594
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		500	494
4.500% due 05/14/2035		300	294
4.700% due 05/14/2045		300	297
Actavis Funding SCS
1.543% due 03/12/2020		2,600	2,632
4.550% due 03/15/2035		1,200	1,141
ADT Corp.
4.875% due 07/15/2042		200	154
6.250% due 10/15/2021		200	211
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		1,800	1,746
Altice Finco S.A.
7.625% due 02/15/2025		600	577
Amgen, Inc.
0.884% due 05/22/2019		700	701
2.200% due 05/22/2019		5,000	4,988
5.375% due 05/15/2043		1,500	1,592
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	932
BRF S.A.
4.750% due 05/22/2024		1,800	1,775
Cemex S.A.B. de C.V.
5.025% due 10/15/2018		200	211
5.875% due 03/25/2019		200	205
9.500% due 06/15/2018		200	221
Chesapeake Energy Corp.
3.525% due 04/15/2019		1,000	917
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	503
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		168	195
Daimler Finance North America LLC
1.875% due 01/11/2018		1,100	1,102
Devon Energy Corp.
0.736% due 12/15/2015		500	500
Finmeccanica SpA
8.000% due 12/16/2019	GBP	1,500	2,734
Forest Laboratories LLC
4.375% due 02/01/2019		$900	953
HCA, Inc.
6.500% due 02/15/2020		1,100	1,232
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,100	656
HJ Heinz Co.
1.600% due 06/30/2017 (a)		$200	200
2.000% due 07/02/2018 (a)		200	200
2.800% due 07/02/2020 (a)		100	100
3.500% due 07/15/2022 (a)		100	101
3.950% due 07/15/2025 (a)		100	101
4.250% due 10/15/2020		600	613
5.000% due 07/15/2035 (a)		100	102
5.200% due 07/15/2045 (a)		100	103
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	500	597
Lafarge S.A.
6.200% due 07/09/2015		$8,075	8,081
MGM Resorts International
6.625% due 07/15/2015		465	466
NXP BV
3.500% due 09/15/2016		900	911

QUALCOMM, Inc.
4.650% due 05/20/2035		600	581
4.800% due 05/20/2045		700	671
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,900	1,947
5.625% due 04/15/2023		600	601
5.750% due 05/15/2024		12,600	12,616
Schaeffler Finance BV
4.250% due 05/15/2021		7,900	7,742
Schaeffler Holding Finance BV
6.250% due 11/15/2019 (b)		1,000	1,057
Softbank Corp.
4.500% due 04/15/2020		700	704
Tencent Holdings Ltd.
2.000% due 05/02/2017		400	401
UAL Pass-Through Trust
9.750% due 07/15/2018		190	207
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		3,800	3,781

			79,844

UTILITIES 3.2%
AES Corp.
3.283% due 06/01/2019		8,100	8,120
AT&T, Inc.
1.212% due 06/30/2020		1,500	1,508
2.450% due 06/30/2020		400	392
3.000% due 06/30/2022		2,000	1,932
3.400% due 05/15/2025		1,000	951
4.500% due 05/15/2035		300	276
4.750% due 05/15/2046		300	273
BellSouth Corp.
4.821% due 04/26/2021		12,000	12,346
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		2,800	2,805
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,329
Petrobras Global Finance BV
2.643% due 03/17/2017		15,900	15,609
2.750% due 01/15/2018	EUR	1,500	1,610
3.163% due 03/17/2020		$2,000	1,910
3.250% due 03/17/2017		700	690
3.250% due 04/01/2019	EUR	1,100	1,167
3.750% due 01/14/2021		700	724
6.250% due 12/14/2026	GBP	500	700
6.850% due 06/05/2115		$300	249
8.375% due 12/10/2018		2,400	2,627
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		15,800	15,787
1.750% due 04/10/2017		10,400	10,413
Sprint Communications, Inc.
8.375% due 08/15/2017		5,000	5,425
Verizon Communications, Inc.
1.816% due 09/15/2016		8,500	8,607
2.036% due 09/14/2018		3,800	3,934
3.000% due 11/01/2021		4,000	3,947
3.650% due 09/14/2018		4,600	4,835
4.500% due 09/15/2020		100	108
5.150% due 09/15/2023		3,200	3,512

			112,786

Total Corporate Bonds & Notes (Cost $640,483)			637,744

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		200	281
7.500% due 04/01/2034		500	695

			976

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		200	155

Total Municipal Bonds & Notes (Cost $1,227)			1,131

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
4.000% due 07/01/2045		1,000	1,058
Ginnie Mae
3.500% due 07/01/2045		11,400	11,803

NCUA Guaranteed Notes
0.565% due 03/06/2020		130	130

Total U.S. Government Agencies (Cost $12,953)			12,991

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds
3.000% due 11/15/2044 (l)		3,150	3,067
3.125% due 08/15/2044		5,800	5,783
4.250% due 05/15/2039		400	481
4.500% due 08/15/2039 (l)		9,200	11,473
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022		38,683	38,371
0.125% due 07/15/2024 (j)		187,716	182,892
0.250% due 01/15/2025 (h)(j)(l)		66,924	65,559
U.S. Treasury Notes
1.250% due 08/31/2015 (j)		2,944	2,949
2.125% due 05/15/2025		15,600	15,293
2.250% due 11/15/2024 (j)(l)		82,500	81,862

Total U.S. Treasury Obligations (Cost $412,827)			407,730

MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035		131	116
Banc of America Funding Trust
0.397% due 04/20/2047 ^		326	256
2.621% due 09/20/2034		159	158
2.933% due 01/20/2047 ^		166	141
BCAP LLC Trust
5.250% due 04/26/2037		261	244
Bear Stearns Adjustable Rate Mortgage Trust
2.249% due 04/25/2033		121	121
2.354% due 02/25/2033		14	14
2.515% due 03/25/2035		147	148
2.533% due 08/25/2033		439	439
2.565% due 01/25/2035		34	33
2.834% due 02/25/2034		43	43
2.973% due 07/25/2034		496	485
Bear Stearns ALT-A Trust
0.687% due 01/25/2036 ^		395	328
2.073% due 10/25/2033		40	37
2.584% due 05/25/2035		176	171
Citigroup Mortgage Loan Trust, Inc.
2.060% due 09/25/2035		21	21
Claris ABS
0.412% due 10/31/2060	EUR	239	262
Commercial Mortgage Trust
1.088% due 06/11/2027		$14,900	14,899
Countrywide Alternative Loan Trust
0.357% due 11/25/2036		755	731
0.367% due 05/25/2047		713	607
0.507% due 11/25/2035		11,878	9,804
0.587% due 08/25/2037		639	497
1.158% due 12/25/2035		13	11
5.500% due 11/25/2035		206	168
5.750% due 04/25/2047 ^		3,134	2,777
Countrywide Home Loan Mortgage Pass-Through Trust
2.499% due 11/19/2033		571	563
2.554% due 09/25/2047 ^		8	7
2.680% due 08/25/2034		299	275
2.703% due 11/25/2037		1,538	1,371
5.750% due 07/25/2037 ^		12,201	11,689
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		15	14
Credit Suisse Mortgage Capital Certificates
1.814% due 06/27/2037		5,399	5,342
2.716% due 08/27/2036		13,266	12,952
5.470% due 04/26/2047		399	399
Eurohome UK Mortgages PLC
0.721% due 06/15/2044	GBP	889	1,309
First Horizon Mortgage Pass-Through Trust
2.523% due 02/25/2034		$98	98
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		3,415	3,419
GSR Mortgage Loan Trust
6.000% due 03/25/2032		3	3
IndyMac Mortgage Loan Trust
0.427% due 07/25/2035		5	4
0.827% due 07/25/2045		207	181
JPMorgan Mortgage Trust
2.565% due 04/25/2037		358	323
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046		12	9
2.413% due 10/25/2033		3,566	3,332

Merrill Lynch Alternative Note Asset Trust
0.367% due 04/25/2037	14,699	13,725
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035	1,585	1,506
0.437% due 08/25/2036	16	15
2.224% due 05/25/2033	273	265
Merrill Lynch Mortgage-Backed Securities Trust
2.843% due 04/25/2037 ^	33	28
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045	3,171	3,360
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035	10,137	9,700
Sequoia Mortgage Trust
0.635% due 03/20/2035	50	44
2.349% due 01/20/2047 ^	18	15
Structured Adjustable Rate Mortgage Loan Trust
2.397% due 05/25/2034	168	168
Structured Asset Mortgage Investments Trust
0.888% due 02/19/2035	116	110
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.397% due 08/25/2032	24	23
WaMu Mortgage Pass-Through Certificates Trust
0.968% due 07/25/2047	1,437	1,234
1.038% due 10/25/2046	19,756	16,153
1.796% due 01/25/2037 ^	8	7
1.943% due 04/25/2037 ^	24	21
2.023% due 12/25/2036 ^	7	6
2.187% due 08/25/2046	12,738	11,491
2.187% due 12/25/2046	620	575
2.325% due 10/25/2035	10,323	9,988
4.466% due 04/25/2037	16,569	15,376
Washington Mutual Mortgage Pass-Through Certificates Trust
1.128% due 05/25/2046	9	7
2.166% due 02/25/2033	10	10
2.225% due 02/25/2033	11	11
Wells Fargo Alternative Loan Trust
2.707% due 07/25/2037 ^	303	258
6.250% due 07/25/2037 ^	10,123	9,251
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047	12,000	12,279

Total Mortgage-Backed Securities (Cost $177,821)		179,427

ASSET-BACKED SECURITIES 4.8%
ACE Securities Corp Home Equity Loan Trust
1.987% due 10/25/2032	147	144
Argent Securities Trust
0.297% due 09/25/2036	1,611	652
Asset-Backed Funding Certificates Trust
1.087% due 02/25/2034	2,249	1,871
Carrington Mortgage Loan Trust
0.447% due 02/25/2037	7,685	5,516
Citigroup Mortgage Loan Trust, Inc.
0.347% due 09/25/2036	1,623	1,184
Countrywide Asset-Backed Certificates
0.327% due 05/25/2037	3,478	2,943
0.327% due 07/25/2037	11,100	9,121
0.335% due 01/25/2037	644	615
0.337% due 06/25/2047	9,975	8,689
0.367% due 06/25/2036	3,026	2,977
0.467% due 09/25/2036	6,550	5,946
0.587% due 06/25/2036	1,100	797
1.760% due 11/25/2034	1,600	1,299
5.530% due 04/25/2047 ^	983	1,045
First Franklin Mortgage Loan Trust
0.907% due 03/25/2035	100	99
Fremont Home Loan Trust
0.517% due 01/25/2036	1,500	1,224
GSAA Home Equity Trust
0.307% due 04/25/2047	4,265	3,494
GSAMP Trust
0.337% due 12/25/2046	831	498
HSI Asset Securitization Corp. Trust
0.297% due 12/25/2036	20,761	9,971
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.397% due 04/25/2037	715	475
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047	48	47
0.325% due 10/25/2036	12,144	11,362
0.335% due 07/25/2036	1,836	1,004
MASTR Asset-Backed Securities Trust
0.427% due 03/25/2036	1,300	813
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037	972	533
Motor PLC
0.667% due 08/25/2021	1,768	1,771

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.517% due 10/25/2036		3,272	1,340
People’s Choice Home Loan Securities Trust
0.905% due 05/25/2035 ^		500	464
RAAC Trust
0.527% due 11/25/2036		3,696	3,259
Race Point CLO Ltd.
1.586% due 12/15/2022		20,909	20,910
Renaissance Home Equity Loan Trust
5.893% due 06/25/2037		13,253	7,261
Residential Asset Mortgage Products Trust
0.637% due 04/25/2035		2,163	2,129
2.062% due 10/25/2034		12,011	10,442
Residential Asset Securities Corp. Trust
0.427% due 10/25/2036		25,000	19,199
Securitized Asset-Backed Receivables LLC Trust
0.477% due 11/25/2035		14,440	13,390
Structured Asset Investment Loan Trust
0.547% due 10/25/2035		9,609	9,459
1.087% due 05/25/2035		1,400	1,171
1.387% due 12/25/2034		4,822	4,259

Total Asset-Backed Securities (Cost $165,114)			167,373

SOVEREIGN ISSUES 16.2%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	600	365
Autonomous Community of Catalonia
4.750% due 06/04/2018		200	241
4.950% due 02/11/2020		1,400	1,718
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	673,100	202,254
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		44,800	12,998
10.000% due 01/01/2025		328,300	91,406
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$9,200	9,718
Export-Import Bank of China
4.875% due 07/21/2015		368	369
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	900	733
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	59,100	73,850
4.000% due 02/01/2037		15,500	19,399
4.500% due 03/01/2024		59,500	78,271
4.750% due 09/01/2044		9,250	12,997
5.000% due 09/01/2040		10,050	14,396
Kommunalbanken A/S
0.662% due 03/27/2017		$2,700	2,717
Korea Development Bank
3.250% due 09/20/2016		500	513
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,300	1,305
Republic of Greece Government International Bond
3.000% due 02/24/2024	EUR	500	240
3.000% due 02/24/2029		1,400	618
3.000% due 02/24/2031		1,000	435
4.500% due 11/08/2016	JPY	610,000	2,729
4.750% due 04/17/2019	EUR	6,100	3,813
Slovenia Government International Bond
5.250% due 02/18/2024		$2,500	2,737
5.850% due 05/10/2023		4,200	4,773
Spain Government International Bond
1.600% due 04/30/2025	EUR	100	105
2.750% due 10/31/2024		12,800	14,844
5.150% due 10/31/2044		5,900	8,800
5.850% due 01/31/2022		2,800	3,923

Total Sovereign Issues (Cost $622,015)			566,267

SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$9,750	9,746

Credit Suisse
0.602% due 08/24/2015		1,000	1,000

			10,746

REPURCHASE AGREEMENTS (g) 3.2%			110,600

SHORT-TERM NOTES 5.5%
Federal Home Loan Bank
0.039% due 07/15/2015		21,500	21,500
0.040% due 07/06/2015 - 07/10/2015		108,652	108,650
0.070% due 08/07/2015 - 08/19/2015		7,200	7,200
0.075% due 08/12/2015		10,500	10,499
0.084% due 07/06/2015		5,500	5,500
0.085% due 09/11/2015		3,400	3,400
0.095% due 08/07/2015		35,000	34,996

			191,745

MEXICO TREASURY BILLS 0.9%
3.275% due 11/12/2015	MXN	500,000	31,435

U.S. TREASURY BILLS 1.4%
0.028% due 08/06/2015 - 11/12/2015 (c)(j)(l)		$47,277	47,277

Total Short-Term Instruments (Cost $394,672)			391,803

Total Investments in Securities (Cost $2,444,431)			2,381,874

	SHARES
INVESTMENTS IN AFFILIATES 31.8%
SHORT-TERM INSTRUMENTS 31.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.8%
PIMCO Short-Term Floating NAV Portfolio III		111,674,359	1,107,586

Total Short-Term Instruments (Cost $1,107,485)			1,107,586

Total Investments in Affiliates (Cost $1,107,485)			1,107,586

Total Investments 100.1% (Cost $3,551,916)			$3,489,460
Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $(8,935))			7,990
Other Assets and Liabilities, net (0.3%)			(10,127)

Net Assets 100.0%			$3,487,323

Notes to Schedule of Investments (amounts In thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.160%	06/15/2015	07/06/2015	$38,700	U.S. Treasury Bonds 3.625% due 08/15/2043 - 02/15/2044	$(39,517)	$38,700	$38,703
GRE	0.070	06/30/2015	07/01/2015	34,600	U.S. Treasury Notes 1.500% due 05/31/2019	(35,267)	34,600	34,600
GSC	0.350	06/30/2015	07/01/2015	30,400	Freddie Mac 3.500% due 09/01/2042	(31,410)	30,400	30,400
JPS	0.250	06/30/2015	07/01/2015	6,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(7,047)	6,900	6,900

Total Repurchase Agreements						$(113,241)	$110,600	$110,603

(1)	Includes accrued interest.

Reverse	Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.100%	06/30/2015	07/01/2015	$(6,869)	$(6,869)

Total Reverse Repurchase Agreements					$(6,869)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $1,036 at a weighted average interest rate of (0.884%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$41,600	$(41,693)	$(41,350)
Fannie Mae	3.500	07/01/2045	143,400	(147,890)	(147,509)
Fannie Mae	3.500	08/01/2045	58,000	(59,396)	(59,508)
Fannie Mae	4.000	07/01/2045	63,000	(66,679)	(66,665)
Fannie Mae	4.000	08/01/2045	160,000	(168,943)	(168,934)

Total Short Sales				$(484,601)	$(483,966)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $6,849 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$107.000	08/21/2015	1,000	$9	$17

Total Purchased Options				$9	$17

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	80	$59	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	567	(598)	14	0
90-Day Eurodollar June Futures	Short	06/2016	72	(31)	1	0
90-Day Eurodollar March Futures	Short	03/2016	625	(288)	8	0
90-Day Eurodollar September Futures	Short	09/2015	548	(220)	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	10	(3)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	329	(255)	0	(632)
E-mini S&P 500 Index September Futures	Long	09/2015	6	(20)	90	0
EURO STOXX 50 September Futures	Long	09/2015	8	(14)	0	(496)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	270	(1,219)	0	0
FTSE 100 Index September Futures	Long	09/2015	2	(9)	0	0
Nikkei 225 Index September Futures	Long	09/2015	2	(2)	0	0
U.S. Treasury 5-Year Note September Futures	Short	09/2015	1,068	157	42	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	6,767	(5,052)	0	(212)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	95	(256)	0	(6)
United Kingdom Long Gilt September Futures	Short	09/2015	109	263	0	(243)

Total Futures Contracts				$(7,488)	$155	$(1,596)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$234,234	$14,919	$(1,589)	$1,185	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	308,500	4,191	(714)	282	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	1,012,400	14,668	(3,888)	1,005	0

				$33,778	$(6,191)	$2,472	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$959,500	$(1,353)	$(440)	$65	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		305,400	(2,016)	(1,121)	19	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		1,084,600	(2,340)	(966)	52	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,431,800	(8,580)	(1,647)	261	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		924,400	4,212	(2,883)	358	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		38,500	341	(157)	22	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	800	14	19	0	(9)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		256,500	12,733	18,106	0	(2,958)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	7,900	(48)	15	0	(56)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		35,000	(487)	1,271	0	(406)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	209,400	(69)	126	69	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		663,600	167	153	233	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		91,000	(16)	41	39	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		254,000	134	(212)	114	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		266,000	188	86	120	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		309,800	(358)	(194)	141	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		674,600	(883)	(434)	430	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		178,000	(407)	(407)	119	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		280,000	(601)	(611)	188	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		38,000	35	28	27	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		296,800	7	7	206	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		92,700	(9)	(9)	33	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		210,000	140	140	146	0

						$804	$10,911	$2,642	$(3,429)

Total Swap Agreements						$34,582	$4,720	$5,114	$(3,429)

(4)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.

(j)	Securities with an aggregate market value of $96,036 and cash of $9,812 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015	AUD	11,724		$9,062	$16	$0
	08/2015		$9,045	AUD	11,724	0	(16)
BOA	07/2015	BRL	3,319		$1,200	133	0
	07/2015	CLP	162,803		265	11	0
	07/2015	GBP	160,089		246,001	0	(5,539)
	07/2015	KRW	17,541,762		15,764	78	0
	07/2015	MXN	86,166		5,558	77	0
	07/2015	PLN	168		45	0	0
	07/2015		$1,070	BRL	3,319	0	(2)
	07/2015		2,117	CLP	1,304,051	0	(80)
	07/2015		1,080	INR	70,292	23	0
	07/2015		6,417	KRW	7,122,492	0	(31)
	07/2015		2,498	MXN	38,435	0	(53)
	08/2015		21,353	SEK	178,190	159	0
	05/2016	BRL	94,942		$27,072	0	(534)
BPS	07/2015		139,957		45,108	93	0
	07/2015	CAD	2,545		2,037	0	(1)
	07/2015	CLP	18,835,134		30,529	1,102	0
	07/2015	DKK	1,710		249	0	(7)
	07/2015	JPY	85,317,052		690,481	0	(6,639)
	07/2015		$43,560	BRL	139,957	1,456	0
	07/2015		27,384	JPY	3,429,300	637	0
	07/2015		21,194	MXN	328,699	0	(289)
	08/2015		3,234	BRL	10,151	0	(7)
	09/2015	PEN	449		$140	0	0
	09/2015		$423	PEN	1,349	0	(3)
	11/2015	MXN	485,368		$33,043	2,451	0
	07/2016	BRL	156,684		43,560	0	(1,151)
BRC	07/2015	HUF	17,621		65	3	0
	07/2015	PLN	1,837		480	0	(8)
	07/2015	TWD	2,454,159		80,057	594	0
	07/2015		$427	CZK	10,439	0	0
	07/2015		434	MXN	6,696	0	(8)
	07/2015		9,261	RUB	510,001	11	(44)
	07/2015		16,858	ZAR	206,193	14	(5)
	07/2015	ZAR	5,530		$456	4	0
	08/2015	MYR	9,085		2,414	4	0
CBK	07/2015	CZK	2,589		108	2	0
	07/2015	EUR	2,432		2,648	0	(64)
	07/2015	ILS	1,323		346	0	(5)
	07/2015	KRW	904,828		817	9	0
	07/2015	PLN	750		202	3	(1)
	07/2015		$150,728	CAD	185,999	0	(1,810)
	07/2015		2,606	EUR	2,321	0	(18)
	07/2015		2,413	MXN	36,886	0	(67)
	08/2015	CAD	185,999		$150,657	1,802	0
	08/2015	SEK	1,995		231	0	(9)
	09/2015		$32,969	MXN	521,200	0	(16)
	10/2015	DKK	7,365		$1,133	29	0
	01/2016		29,485		4,557	127	0
DUB	07/2015	BRL	18,769		6,074	37	0
	07/2015	KRW	82,140,578		75,845	2,527	0
	07/2015	MXN	238,395		15,588	426	0
	07/2015		$6,050	BRL	18,769	0	(13)
	07/2015		2,994	TRY	8,337	90	0
	07/2015		551	ZAR	6,693	0	(4)
	08/2015	ILS	111,910		$28,957	0	(700)
FBF	07/2015		$1,859	MXN	28,545	0	(44)
	08/2015	EUR	451,159		$507,417	4,169	0
GLM	07/2015	CAD	183,454		147,681	800	0
	07/2015	CLP	248,907		402	13	0
	07/2015	INR	214,410	EUR	3,008	0	(15)
	07/2015	KRW	2,227,608		$2,040	52	0
	07/2015	PHP	516,836		11,522	68	0
	07/2015	TWD	161,427		5,294	67	0
	07/2015		$9,063	AUD	11,724	0	(18)
	07/2015		705,830	JPY	87,333,452	7,766	0
	07/2015		12,334	MXN	188,087	0	(372)
	07/2015		1,254	NZD	1,766	0	(57)
	08/2015	CHF	36,624		$39,247	14	0
	08/2015	JPY	85,986,152		695,118	0	(7,744)
	08/2015	THB	44,002		1,301	3	(2)
	08/2015		$4,925	NOK	37,520	0	(144)
	10/2015	DKK	18,511		$2,864	91	0
	01/2016		14,635		2,272	73	0

HUS	07/2015	CLP	1,057,111		1,737	85	0
	07/2015	CZK	7,386		294	0	(8)
	07/2015	MXN	43,934		2,855	61	0
	07/2015	SGD	83,237		61,781	47	(47)
	07/2015	TWD	180,504		5,864	20	(1)
	08/2015	THB	29,967		894	8	0
	08/2015		$1,668	SEK	14,045	28	0
	09/2015	HKD	35,072		$4,524	0	0
	09/2015	PEN	97		30	0	0
	10/2015	DKK	11,758		1,825	64	0
	01/2016	BRL	582,000		204,699	29,028	0
JPM	07/2015		3,519		1,134	2	0
	07/2015	EUR	26,010		28,969	30	(59)
	07/2015	GBP	2,501		3,821	0	(109)
	07/2015	ILS	3,687		951	0	(26)
	07/2015	INR	228,452	EUR	3,205	0	(16)
	07/2015	JPY	969,100		$7,803	0	(116)
	07/2015	KRW	973,692		888	19	0
	07/2015	PLN	2,014		536	1	0
	07/2015	TWD	23,704		772	4	0
	07/2015		$1,252	BRL	3,519	0	(120)
	07/2015		11,386	EUR	10,042	0	(191)
	07/2015		1,843	GBP	1,190	27	0
	07/2015		858	HUF	240,628	0	(8)
	07/2015		141	PLN	511	0	(5)
	08/2015	CHF	1,883		$2,015	15	(18)
	08/2015	THB	1,219,634		36,407	361	0
	01/2016	BRL	63,600		20,586	1,389	0
	01/2016	DKK	43,064		6,637	167	0
	05/2016	BRL	129,757		36,810	0	(919)
MSB	07/2015		139,957		43,450	0	(1,565)
	07/2015	RUB	587,993		10,783	144	0
	07/2015		$44,769	BRL	139,957	321	(75)
	07/2015		179	ZAR	2,191	0	0
	08/2015	CHF	448		$473	0	(7)
	08/2015	SAR	4,282		1,140	0	(1)
	08/2015		$10,632	RUB	587,993	0	(142)
	08/2015		1,139	SAR	4,282	3	0
	08/2015		2,760	SEK	23,455	72	0
	05/2016	BRL	31,880		$9,048	0	(222)
RBC	07/2015	PLN	231		62	1	0
	07/2015		$75,603	MXN	1,163,642	0	(1,594)
SCX	07/2015	EUR	6,213	INR	442,863	31	0
	07/2015		27,156		$30,430	155	0
	07/2015	KRW	27,308,996		24,543	167	0
	08/2015	INR	1,562,361		24,101	0	(279)
	08/2015		$30,443	EUR	27,156	0	(155)
	09/2015	HKD	1,176,719		$151,761	0	(31)
SOG	07/2015	CZK	191,648		7,479	0	(359)
	07/2015		$1,370	RUB	77,992	41	0
UAG	07/2015	EUR	5,393		$5,896	0	(116)
	07/2015	JPY	4,476,600		36,145	0	(433)
	07/2015	KRW	969,496		880	15	0
	07/2015	MXN	292,080		19,050	473	0
	07/2015	PHP	12,765		285	2	0
	07/2015		$54,959	EUR	48,628	0	(746)
	07/2015		253,406	GBP	161,400	194	0
	07/2015		7,829	IDR	104,905,560	3	(10)
	07/2015		460	MXN	7,110	0	(7)
	08/2015	GBP	161,400		$253,352	0	(191)
	08/2015	MYR	276,544		73,336	0	(20)
	08/2015	THB	16,814		496	0	(1)
	08/2015		$5,173	DKK	33,931	0	(97)
	08/2015		4,761	IDR	64,636,013	20	0
	10/2015	DKK	4,403		$676	16	0
	01/2016	BRL	27,500		8,898	598	0
	01/2016	DKK	15,830		2,321	0	(57)

Total Forward Foreign Currency Contracts						$58,646	$(33,271)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.700%	07/15/2015	$200,000	$20	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	15,700	$300	$308
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		$16,250	289	25

	Put - OTC USD versus BRL		3.000	07/09/2015	16,600	290	13
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015	35,011	373	374
	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	10,300	22	2
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015	907	86	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015	906	86	2
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015	906	86	9
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016	16,167	437	75
	Call - OTC USD versus CNH		7.400	02/02/2016	16,167	96	6
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015	16,400	287	8
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015	3,200	10	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016	16,167	340	49
	Call - OTC USD versus CNH		7.500	02/02/2016	16,167	89	6

						$2,791	$877

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$134,100	$149	$169
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	84,200	92	106
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	32,800	1,635	1,638
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	24,700	1,233	1,271
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	92,200	701	66
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	231,400	231	292
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	363,300	400	464
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	468,800	1,102	1,016
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	461,900	1,201	1,060

							$6,744	$6,082

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$49,500	$119	$10

Total Purchased Options						$9,674	$6,969

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR 25,100	$(54)	$(51)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	18,000	(26)	(37)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	25,200	(36)	(52)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	24,400	(32)	(50)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	43,400	(61)	(89)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015	32,700	(57)	(57)

						$(266)	$(336)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	22,096	$(321)	$(53)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	45,100	(349)	(308)
	Call - OTC EUR versus USD		1.150	08/10/2015		45,100	(612)	(300)
	Put - OTC EUR versus USD		1.050	09/28/2015		15,700	(112)	(122)
	Put - OTC EUR versus USD		1.075	09/28/2015		15,700	(188)	(197)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$773	(16)	(2)
	Call - OTC USD versus BRL		3.960	03/10/2016		3,735	(120)	(61)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	31,972	(250)	(369)
	Call - OTC EUR versus AUD		1.490	09/28/2015		31,972	(477)	(445)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	41,308	(209)	(75)
	Call - OTC CAD versus MXN		13.000	08/04/2015		19,212	(258)	(46)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$32,500	(297)	(3)
	Put - OTC USD versus BRL		2.910	07/09/2015		33,200	(305)	(2)
	Call - OTC USD versus BRL		3.620	09/10/2015		10,499	(234)	(31)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		52,517	(321)	(263)
	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		46,500	(261)	(261)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		7,680	(247)	(126)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		32,334	(341)	(31)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		32,800	(282)	(2)

UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016	32,334	(297)	(25)

						$(5,497)	$(2,722)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$8,100	$(16)	$(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	77,500	(1,230)	(927)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	11,000	(199)	(152)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	13,300	(228)	(172)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	5,400	(59)	(33)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	33,500	(358)	(320)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	36,900	(533)	(465)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	21,600	(699)	(60)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	98,400	(815)	(93)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	02/29/2016	34,400	(137)	(21)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	60,200	(853)	(720)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	42,900	(624)	(541)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	32,800	(96)	(109)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	39,600	(500)	(244)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	17,700	(120)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	14,200	(202)	(88)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	78,600	(746)	(167)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	460,700	(968)	(991)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	461,900	(970)	(1,072)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	116,400	(851)	(218)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	116,400	(798)	(575)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	72,400	(726)	(1,786)

							$(11,728)	$(8,788)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$99,000	$(119)	$(5)

Total Written Options						$(17,610)	$(11,851)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	3.393%	$3,000	$(189)	$156	$0	$(33)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$8,895	$(1,780)	$119	$0	$(1,661)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	13,700	1,858	(136)	1,722	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	17,790	(3,605)	282	0	(3,323)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	18,700	2,543	(193)	2,350	0

					$(984)	$72	$4,072	$(4,984)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	880	$(1)	$53	$52	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		140	1	(15)	0	(14)
	Pay	1-Month GBP-UKRPI	3.353	04/02/2045		6,500	0	(632)	0	(632)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	197,100	136	(629)	0	(493)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		11,900	4	(10)	0	(6)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		138,000	362	114	476	0
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	18,400	(17)	368	351	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	440	3	23	26	0
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	77,600	10	(204)	0	(194)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		75,000	(13)	(24)	0	(37)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	34,300	(6)	679	673	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	280	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	12,300	6	(12)	0	(6)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	18,400	(3)	178	175	0
DUB	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	19,000	3	(50)	0	(47)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		116,700	23	(80)	0	(57)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		96,900	231	103	334	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	(1)	0	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		332	(1)	(2)	0	(3)
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	9,300	25	7	32	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	4,970	0	(194)	0	(194)
	Pay	1-Year BRL-CDI	11.500	01/04/2021	BRL	180,000	(387)	(1,233)	0	(1,620)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		77,800	(36)	(2)	0	(38)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	31,200	(60)	600	540	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		35,100	(3)	771	768	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		72,500	(6)	688	682	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	57,500	(56)	(88)	0	(144)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		246,400	(62)	(59)	0	(121)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		23,700	58	24	82	0
MYC	Pay	1-Year BRL-CDI	12.230	01/04/2021		67,700	(47)	14	0	(33)

							$165	$388	$4,192	$(3,639)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Total Return Index	24,040	1-Month USD-LIBOR plus a specified spread	01/15/2016	$92,620	$906	$906	$0
	Pay	MSCI Daily TR Net Emerging Markets Index	41,640	1-Month USD-LIBOR plus a specified spread	01/29/2016	17,108	(122)	0	(122)
	Pay	MSCI Daily TR Net World Ex USA Index	50,359	1-Month USD-LIBOR plus a specified spread	01/29/2016	264,304	5,090	5,090	0
	Pay	S&P 500 Total Return Index	21,424	1-Month USD-LIBOR plus a specified spread	01/29/2016	82,541	807	807	0
	Pay	MSCI Daily TR Net Emerging Markets Index	31,654	1-Month USD-LIBOR plus a specified spread	02/29/2016	13,433	338	338	0
	Receive	RALVEIUT Index	1,565,405	1-Month USD-LIBOR plus a specified spread	02/29/2016	181,681	(5,015)	0	(5,015)
	Receive	RALVEIUT Index	587,727	1-Month USD-LIBOR plus a specified spread	04/29/2016	68,212	(1,883)	0	(1,883)
	Receive	RALVEIET Index	84,682	1-Month USD-LIBOR plus a specified spread	04/29/2016	39,640	(213)	0	(213)
BPS	Pay	MSCI Daily TR Net Emerging Markets Index	524,870	1-Month USD-LIBOR plus a specified spread	12/04/2015	215,642	(1,537)	0	(1,537)
	Pay	S&P 500 Total Return Index	132,140	1-Month USD-LIBOR plus a specified spread	12/04/2015	498,499	4,884	4,884	0
BRC	Receive	RALVEIUT Index	3,492,520	1-Month USD-LIBOR plus a specified spread	01/15/2016	397,100	(2,843)	0	(2,843)
	Receive	RALVEIET Index	226,802	1-Month USD-LIBOR plus a specified spread	02/29/2016	23,397	(570)	0	(570)
	Receive	RALVEIUT Index	362,514	1-Month USD-LIBOR plus a specified spread	04/29/2016	79,401	(1,162)	0	(1,162)
CBK	Receive	RALVEIET Index	3,531,675	1-Month USD-LIBOR plus a specified spread	01/29/2016	384,705	(2,687)	0	(2,687)
	Receive	RALVEIUT Index	4,141,837	1-Month USD-LIBOR plus a specified spread	01/29/2016	473,009	(5,479)	0	(5,479)
	Receive	RALVEIET Index	1,103,123	1-Month USD-LIBOR plus a specified spread	02/29/2016	121,586	(2,301)	0	(2,301)
	Receive	RALVEIET Index	279,471	1-Month USD-LIBOR plus a specified spread	04/29/2016	30,803	(585)	0	(585)
	Pay	S&P 500 Total Return Index	24,485	1-Month USD-LIBOR plus a specified spread	04/29/2016	95,276	1,887	1,887	0

FBF	Pay	MSCI Daily TR Net World Ex USA Index	100,548	1-Month USD-LIBOR plus a specified spread	12/04/2015	519,403		7,359	7,359	0
	Receive	RALVEIET Index	9,279,030	1-Month USD-LIBOR plus a specified spread	12/04/2015	1,006,122		(7,069)	0	(7,069)
	Pay	MSCI Daily TR Net Emerging Markets Index	208,768	1-Month USD-LIBOR plus a specified spread	01/15/2016	85,772		(615)	0	(615)
	Pay	MSCI Daily TR Net World Ex USA Index	36,544	1-Month USD-LIBOR plus a specified spread	01/15/2016	190,812		2,701	2,701	0
	Receive	RALVEIET Index	5,033,267	1-Month USD-LIBOR plus a specified spread	01/15/2016	533,415		(1,624)	0	(1,624)
	Receive	RALVEIET Index	2,080,716	1-Month USD-LIBOR plus a specified spread	01/29/2016	208,363		1,148	1,148	0
	Pay	MSCI Daily TR Net Emerging Markets Index	86,893	1-Month USD-LIBOR plus a specified spread	02/29/2016	36,876		933	933	0
	Pay	MSCI Daily TR Net Emerging Markets Index	114,287	1-Month USD-LIBOR plus a specified spread	04/29/2016	40,382		1,220	1,220	0
	Pay	MSCI Daily TR Net World Ex USA Index	11,315	1-Month USD-LIBOR plus a specified spread	04/29/2016	59,954		1,722	1,722	0
	Receive	RALVEIET Index	1,153,204	1-Month USD-LIBOR plus a specified spread	04/29/2016	127,106		(2,417)	0	(2,417)
GST	Receive	RALVEIET Index	4,485,252	1-Month USD-LIBOR plus a specified spread	12/04/2015	449,153		2,501	2,501	0
	Receive	RALVEIUT Index	8,059,469	1-Month USD-LIBOR plus a specified spread	12/04/2015	916,362		(6,590)	0	(6,590)
	Receive	RALVEIET Index	623,718	1-Month USD-LIBOR plus a specified spread	03/15/2016	67,942		(477)	0	(477)
	Pay	MSCI Daily TR Net World Ex USA Index	3,014	1-Month USD-LIBOR plus a specified spread	04/29/2016	15,970		458	458	0
JPM	Pay	MSCI Daily TR Net Emerging Markets Index	32,375	1-Month USD-LIBOR plus a specified spread	12/04/2015	13,301		(95)	0	(95)
	Pay	S&P 500 Total Return Index	75,948	1-Month USD-LIBOR plus a specified spread	01/15/2016	293,450		3,722	3,722	0
	Pay	MSCI Daily TR Net Emerging Markets Index	208,827	1-Month USD-LIBOR plus a specified spread	01/29/2016	85,796		(609)	0	(609)
	Receive	RALVEIET Index	798,763	1-Month USD-LIBOR plus a specified spread	02/29/2016	82,400		(2,016)	0	(2,016)
	Receive	RALVEIET Index	892,711	1-Month USD-LIBOR plus a specified spread	04/29/2016	92,092		(2,249)	0	(2,249)
	Pay	MSCI Daily TR Net Emerging Markets Index	10,403	1-Month USD-LIBOR plus a specified spread	04/29/2016	4,415		111	111	0

								$(12,371)	$35,787	$(48,158)

Total Swap Agreements							$(1,008)	$(11,755)	$44,051	$(56,814)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $39,429 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,408	$0	$17,408
Corporate Bonds & Notes
Banking & Finance	360	444,754	0	445,114
Industrials	0	79,637	207	79,844
Utilities	0	112,786	0	112,786
Municipal Bonds & Notes
California	0	976	0	976
Ohio	0	155	0	155
U.S. Government Agencies	0	12,991	0	12,991
U.S. Treasury Obligations	0	407,730	0	407,730
Mortgage-Backed Securities	0	179,427	0	179,427
Asset-Backed Securities	0	167,373	0	167,373
Sovereign Issues	0	566,267	0	566,267
Short-Term Instruments
Certificates of Deposit	0	10,746	0	10,746
Repurchase Agreements	0	110,600	0	110,600
Short-Term Notes	0	191,745	0	191,745
Mexico Treasury Bills	0	31,435	0	31,435
U.S. Treasury Bills	0	47,277	0	47,277
	$360	$2,381,307	$207	$2,381,874

Investments in Affiliates, at Value
Short-Term Instruments

Central Funds Used for Cash Management Purposes	$1,107,586	$0	$0	$1,107,586

Total Investments	$1,107,946	$2,381,307	$207	$3,489,460

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(483,966)	$0	$(483,966)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	155	5,131	0	5,286
Over the counter	0	109,666	0	109,666
	$155	$114,797	$0	$114,952

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,596)	(3,429)	0	(5,025)
Over the counter	(57)	(101,879)	0	(101,936)

	$(1,653)	$(105,308)	$0	$(106,961)

Totals	$1,106,448	$1,906,830	$207	$3,013,485

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.6%
CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 4.0%
Allstate Life Global Funding Trusts
0.000% due 11/25/2016		$2,500	$2,488
Ally Financial, Inc.
3.600% due 05/21/2018		6,200	6,212
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		800	862
Banco Popolare SC
3.500% due 03/14/2019	EUR	8,400	9,625
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		400	497
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$5,700	5,785
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	6,000	6,518
Bank of America N.A.
0.696% due 05/08/2017		$4,800	4,795
1.750% due 06/05/2018		60,800	60,663
Barclays Bank PLC
2.010% due 12/21/2020	MXN	40,000	2,481
7.625% due 11/21/2022		$38,314	43,704
7.750% due 04/10/2023		2,000	2,170
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	200	223
8.000% due 12/15/2020 (d)		8,300	9,855
8.250% due 12/15/2018 (d)		$2,701	2,858
Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,850	12,290
BNP Paribas S.A.
0.736% due 05/07/2017		103,000	103,114
BPCE S.A.
4.625% due 07/11/2024		14,600	14,284
Corp. Andina de Fomento
3.950% due 10/15/2021	MXN	109,929	7,116
Credit Agricole S.A.
0.864% due 06/02/2017		$3,700	3,702
7.500% due 06/23/2026 (d)	GBP	422	656
7.875% due 01/23/2024 (d)		$400	412
Depfa ACS Bank
4.875% due 10/28/2015		2,900	2,941
Eksportfinans ASA
2.000% due 09/15/2015		9,100	9,111
2.375% due 05/25/2016		3,600	3,609
2.875% due 11/16/2016	CHF	400	437
5.500% due 05/25/2016		$1,000	1,030
5.500% due 06/26/2017		4,750	5,045
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		2,350	2,215
12.000% due 02/17/2020		4,500	4,464
Export-Import Bank of India
2.432% due 03/30/2016		1,100	1,107
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		3,715	3,602
3.750% due 05/22/2025		5,600	5,525
HBOS PLC
0.686% due 03/21/2017	EUR	1,500	1,672
International Lease Finance Corp.
6.750% due 09/01/2016		$1,800	1,897
7.125% due 09/01/2018		21,600	24,138
Intesa Sanpaolo SpA
2.375% due 01/13/2017		300	302
3.125% due 01/15/2016		24,200	24,388
3.625% due 08/12/2015		5,000	5,013
JPMorgan Chase & Co.
0.827% due 04/25/2018		17,550	17,571
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	495
Lloyds Bank PLC
1.750% due 05/14/2018		28,550	28,526
3.500% due 05/14/2025		5,450	5,354
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	15,915	25,858
7.875% due 06/27/2029 (d)		1,084	1,793

National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	912
Navient Corp.
0.000% due 11/01/2016		$2,975	2,954
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	600	680
Novo Banco S.A.
5.875% due 11/09/2015		700	782
Qatari Diar Finance Co.
5.000% due 07/21/2020		$500	558
Rabobank Group
0.609% due 04/28/2017		32,300	32,331
8.375% due 07/26/2016 (d)		4,700	4,923
8.400% due 06/29/2017 (d)		3,400	3,682
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,000	1,000
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (d)	EUR	1,300	1,561
Trillion Chance Ltd.
8.500% due 01/10/2019		$3,500	3,456
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		500	500

			529,742

INDUSTRIALS 1.7%
AbbVie, Inc.
1.800% due 05/14/2018		13,200	13,160
2.500% due 05/14/2020		6,100	6,042
3.200% due 11/06/2022		1,400	1,387
3.600% due 05/14/2025		5,100	5,043
Altice S.A.
7.250% due 05/15/2022	EUR	3,100	3,499
California Resources Corp.
5.000% due 01/15/2020 (g)		$19,900	17,611
6.000% due 11/15/2024 (g)		13,000	11,229
Central China Real Estate Ltd.
8.000% due 01/28/2020		2,900	2,862
Chesapeake Energy Corp.
3.525% due 04/15/2019		3,900	3,578
CSN Islands Corp.
6.875% due 09/21/2019		600	537
Dynegy, Inc.
6.750% due 11/01/2019		13,800	14,428
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	17,900	10,676
Home Depot, Inc.
2.625% due 06/01/2022		$4,600	4,530
KWG Property Holding Ltd.
8.250% due 08/05/2019		3,500	3,508
Masco Corp.
5.850% due 03/15/2017		4,300	4,580
MGM Resorts International
6.875% due 04/01/2016		15,750	16,341
7.625% due 01/15/2017		22,864	24,436
Noble Group Ltd.
4.875% due 08/05/2015		6,800	6,783
Numericable SFR S.A.S.
4.875% due 05/15/2019		4,900	4,863
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	21,218
Sunac China Holdings Ltd.
8.750% due 12/05/2019		3,500	3,476
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,680
Telefonica Emisiones S.A.U.
0.931% due 06/23/2017		23,400	23,349
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,824	3,276
Univision Communications, Inc.
5.125% due 02/15/2025		4,500	4,343
Yuzhou Properties Co. Ltd.
8.625% due 01/24/2019		2,000	2,020
9.000% due 12/08/2019		800	804

			217,259

UTILITIES 0.6%
Electricite de France S.A.
0.735% due 01/20/2017		27,800	27,849
1.150% due 01/20/2017		7,600	7,614
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,556
Ooredoo International Finance Ltd.
4.750% due 02/16/2021		200	217
5.000% due 10/19/2025		1,000	1,080

Petrobras Global Finance BV
1.896% due 05/20/2016		4,200	4,148
2.415% due 01/15/2019		1,200	1,113
2.643% due 03/17/2017		1,900	1,865
2.750% due 01/15/2018	EUR	2,000	2,146
3.000% due 01/15/2019		$900	835
3.163% due 03/17/2020		3,000	2,865
3.250% due 03/17/2017		3,200	3,156
3.250% due 04/01/2019	EUR	500	530
3.875% due 01/27/2016		$200	201
4.375% due 05/20/2023		1,800	1,574
4.875% due 03/17/2020		3,500	3,337
5.375% due 01/27/2021		7,142	6,891
5.750% due 01/20/2020		1,300	1,291
6.250% due 12/14/2026	GBP	1,000	1,399
6.625% due 01/16/2034		100	134
7.875% due 03/15/2019		$6,000	6,387

			77,188

Total Corporate Bonds & Notes (Cost $843,084)			824,189

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.247% due 07/25/2037		1,116	1,048
0.253% due 12/25/2036		236	235
0.287% due 01/25/2021		2	2
0.317% due 03/25/2036		416	398
0.467% due 04/25/2035		11	11
0.537% due 07/25/2037 - 05/25/2042		527	528
0.627% due 05/25/2036		329	330
0.632% due 02/25/2037		1,483	1,490
1.346% due 06/01/2043 - 10/01/2044		1,575	1,618
1.466% due 04/01/2032		27	28
1.650% due 02/01/2032		6	6
1.654% due 04/01/2027		62	65
1.840% due 11/01/2033		36	37
1.892% due 10/01/2033		3	3
2.047% due 02/01/2034		26	28
2.058% due 04/01/2033		373	395
2.202% due 05/25/2035		42	43
2.257% due 05/01/2035		299	317
2.325% due 09/01/2034		25	26
2.480% due 05/01/2036		44	47
2.860% due 04/01/2035		138	146
3.000% due 07/01/2045		114,100	113,545
3.500% due 07/01/2045 - 08/01/2045		104,200	107,123
4.350% due 12/01/2036		118	126
4.533% due 09/01/2034		79	84
6.500% due 06/25/2028		51	58
Freddie Mac
0.227% due 12/25/2036		786	784
0.447% due 08/25/2031		290	284
0.456% due 01/15/2037		15	15
0.467% due 09/25/2031		709	666
1.346% due 02/25/2045		1,248	1,269
1.546% due 07/25/2044		261	263
1.987% due 09/01/2036		195	206
2.086% due 07/01/2036		170	180
2.150% due 10/01/2036		75	80
2.343% due 01/01/2034		294	316
2.387% due 06/01/2033		253	267
2.540% due 01/01/2034		324	346
4.500% due 07/15/2020		1,217	1,282
6.500% due 01/25/2028		23	26
7.000% due 10/15/2030		54	61
Ginnie Mae
0.585% due 06/16/2031 - 03/16/2032		49	49
1.005% due 01/20/2060		36,087	36,452
1.625% due 07/20/2035 - 12/20/2035		881	916
NCUA Guaranteed Notes
2.650% due 10/29/2020		3,866	3,945
Small Business Administration
5.902% due 02/10/2018		1,363	1,460

Total U.S. Government Agencies (Cost $275,821)			276,604

U.S. TREASURY OBLIGATIONS 100.2%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)		144,640	126,718
3.000% due 11/15/2044 (g)(k)		9,380	9,133
3.000% due 05/15/2045 (g)		59,380	57,923
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/2016 (c)(i)(k)		42,281	42,489
0.125% due 04/15/2017 (c)		104	106
0.125% due 04/15/2018 (c)(k)		102	104

0.125% due 04/15/2019 (c)(i)(k)		41,295	41,795
0.125% due 04/15/2020 (c)(i)		203,668	205,228
0.125% due 01/15/2022 (c)		402,002	398,265
0.125% due 07/15/2022 (c)(g)		1,863,882	1,848,884
0.125% due 01/15/2023 (c)		458,234	449,928
0.125% due 07/15/2024 (c)(k)		100	97
0.250% due 01/15/2025 (c)(k)		9,190	9,002
0.375% due 07/15/2023 (c)		402,616	403,748
0.625% due 07/15/2021 (c)(g)		1,441,347	1,487,178
0.625% due 01/15/2024		101	103
0.625% due 02/15/2043 (c)(k)		76,898	67,736
0.750% due 02/15/2042 (c)(k)		96,266	87,918
0.750% due 02/15/2045 (c)(g)		421,865	382,480
1.125% due 01/15/2021 (c)		193,244	204,341
1.250% due 07/15/2020 (c)(g)		1,197,690	1,280,874
1.375% due 07/15/2018 (c)(k)		110	116
1.375% due 01/15/2020 (c)(i)		241,299	257,870
1.375% due 02/15/2044 (c)(g)		445,072	471,672
1.625% due 01/15/2018		113	119
1.750% due 01/15/2028 (c)(g)		350,965	396,618
1.875% due 07/15/2015 (c)(i)(k)		6,704	6,725
1.875% due 07/15/2019 (c)(i)(k)		12,830	13,983
2.000% due 01/15/2016 (c)		119	121
2.000% due 01/15/2026 (c)		373,402	427,895
2.125% due 01/15/2019 (c)(i)(k)		12,396	13,484
2.125% due 02/15/2040 (c)(k)		68,237	83,601
2.125% due 02/15/2041 (c)(k)		7,562	9,330
2.375% due 01/15/2017		117	123
2.375% due 01/15/2025 (c)(g)		524,678	616,456
2.375% due 01/15/2027 (c)(g)		443,271	529,155
2.500% due 07/15/2016		441,048	457,381
2.500% due 01/15/2029 (c)(k)		6,843	8,415
2.625% due 07/15/2017 (c)(i)(k)		116,890	125,373
3.375% due 04/15/2032		133	187
3.625% due 04/15/2028 (c)(g)		725,944	987,284
3.875% due 04/15/2029 (c)(g)		933,945	1,320,656
U.S. Treasury Notes
0.250% due 10/15/2015 (i)(k)		1,817	1,818
1.500% due 05/31/2020 (g)		207,900	206,568
1.750% due 03/31/2022 (g)		27,100	26,586

Total U.S. Treasury Obligations (Cost $13,129,987)			13,065,586

MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
2.753% due 10/25/2035 ^		1,677	1,522
3.160% due 08/25/2035		1,848	1,818
Ally Financial, Inc.
2.500% due 03/15/2017 (e)		32,100	31,643
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^		813	599
0.397% due 10/25/2046		11,052	7,722
American Home Mortgage Investment Trust
1.923% due 09/25/2045		1,448	1,402
Arran Residential Mortgages Funding PLC
1.440% due 11/19/2047	EUR	5,095	5,710
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$452	478
5.634% due 04/10/2049		195	196
5.749% due 06/10/2049		10,000	10,575
5.916% due 05/10/2045		12,525	12,740
5.936% due 02/10/2051		6,997	7,512
Banc of America Funding Ltd.
0.443% due 10/03/2039		5,011	4,938
Banc of America Funding Trust
2.933% due 01/20/2047 ^		471	401
5.753% due 10/25/2036 ^		413	341
5.837% due 01/25/2037 ^		355	301
5.888% due 04/25/2037 ^		274	249
Banc of America Mortgage Trust
2.711% due 07/25/2035 ^		1,582	1,473
2.983% due 12/25/2034		1,251	1,276
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		6,012	6,237
BCAP LLC Trust
0.357% due 01/25/2037 ^		2,667	2,140
5.401% due 03/26/2037		2,987	2,930
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035		2,359	2,382
2.515% due 03/25/2035		1,839	1,847
2.708% due 10/25/2035		2,132	2,123
2.716% due 01/25/2034		1,278	1,279
2.724% due 01/25/2034		452	460
2.751% due 11/25/2030		125	120
2.774% due 05/25/2047 ^		2,465	2,213
2.834% due 02/25/2034		1,624	1,593

2.993% due 02/25/2036 ^		620	521
3.033% due 11/25/2034		260	262
Bear Stearns ALT-A Trust
2.523% due 08/25/2036 ^		591	435
2.550% due 08/25/2036 ^		623	394
2.584% due 05/25/2035		110	109
2.635% due 09/25/2035		165	142
2.720% due 11/25/2036		1,924	1,490
Bear Stearns Commercial Mortgage Securities Trust
5.844% due 06/11/2040		324	326
Chase Mortgage Finance Trust
2.543% due 02/25/2037		205	205
2.553% due 02/25/2037		139	141
4.664% due 12/25/2035 ^		1,819	1,749
ChaseFlex Trust
0.687% due 06/25/2035		452	321
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.367% due 07/25/2036		666	600
Citigroup Mortgage Loan Trust, Inc.
2.060% due 09/25/2035		789	769
2.230% due 09/25/2035		2,476	2,487
2.410% due 09/25/2035		3,173	3,178
2.510% due 10/25/2035		377	374
2.564% due 07/25/2046 ^		1,976	1,731
2.570% due 10/25/2035 ^		728	720
2.623% due 03/25/2034		277	276
2.660% due 05/25/2035		766	759
2.757% due 09/25/2037 ^		768	694
5.108% due 08/25/2035		1,045	1,034
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^		1,755	1,762
Commercial Mortgage Trust
3.156% due 07/10/2046		4,585	4,588
Countrywide Alternative Loan Trust
0.357% due 01/25/2037 ^		550	529
0.367% due 02/20/2047		147	110
0.382% due 12/20/2046		8,976	6,892
0.397% due 07/20/2046 ^		8,152	6,109
0.507% due 11/20/2035		1,154	982
0.887% due 10/25/2035 ^		285	235
1.158% due 12/25/2035		2,189	1,821
2.612% due 02/25/2037 ^		6,973	6,233
5.500% due 10/25/2033		1,359	1,389
6.000% due 01/25/2037 ^		3,765	3,313
6.000% due 02/25/2037 ^		134	106
6.500% due 08/25/2032		987	992
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035		837	748
2.349% due 04/20/2035		263	263
2.368% due 01/20/2035		176	170
2.385% due 11/20/2034		454	429
2.429% due 11/25/2034		27	25
2.481% due 04/20/2036 ^		398	339
2.499% due 11/19/2033		110	108
2.527% due 03/25/2037 ^		500	401
2.569% due 01/20/2035		305	308
2.585% due 02/25/2047 ^		522	463
2.660% due 04/25/2035 ^		954	870
4.866% due 02/20/2036 ^		240	213
5.500% due 11/25/2035 ^		348	339
5.500% due 04/25/2038		1,056	1,074
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035		3,287	2,910
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		1,220	1,277
5.467% due 09/15/2039		325	336
Credit Suisse First Boston Mortgage Securities Corp.
2.288% due 07/25/2033		27	27
2.366% due 04/25/2034		164	165
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		585	341
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		281	179
Deco UK PLC
0.731% due 01/27/2020	GBP	1,099	1,664
Deutsche ALT-A Securities, Inc.
4.939% due 10/25/2035		$287	244
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
2.740% due 06/26/2035		880	877
First Horizon Alternative Mortgage Securities Trust
2.196% due 09/25/2034		543	533
2.219% due 06/25/2034		965	949
6.250% due 08/25/2037 ^		428	345
First Horizon Mortgage Pass-Through Trust
2.677% due 08/25/2035		1,805	1,644

Granite Mortgages PLC
0.675% due 01/20/2044		124	124
GreenPoint Mortgage Funding Trust
0.627% due 06/25/2045		1,218	1,064
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		635	668
GSR Mortgage Loan Trust
2.630% due 05/25/2035		1,511	1,409
2.668% due 04/25/2035		169	161
2.703% due 09/25/2035		659	666
2.719% due 11/25/2035		1,636	1,602
4.830% due 11/25/2035 ^		1,924	1,753
4.947% due 11/25/2035		154	149
HarborView Mortgage Loan Trust
0.377% due 07/21/2036		1,137	945
0.408% due 05/19/2035		14	12
0.428% due 03/19/2036		1,337	971
0.438% due 01/19/2036		2,862	1,981
0.498% due 11/19/2035		1,781	1,502
0.527% due 06/20/2035		421	400
2.414% due 04/19/2034		276	275
2.528% due 01/19/2035		1,258	1,255
HomeBanc Mortgage Trust
0.457% due 10/25/2035		3,229	2,880
2.255% due 04/25/2037 ^		1,461	908
Impac CMB Trust
1.085% due 10/25/2033		347	336
Indus Eclipse PLC
0.741% due 01/25/2020	GBP	27	43
IndyMac Mortgage Loan Trust
0.387% due 06/25/2047		$3,434	2,653
0.487% due 11/25/2035 ^		314	190
0.487% due 06/25/2037 ^		504	279
2.525% due 10/25/2034		895	859
2.532% due 12/25/2034		195	179
2.603% due 01/25/2036 ^		422	352
2.751% due 11/25/2035 ^		105	95
4.079% due 08/25/2035		369	316
4.079% due 08/25/2035 ^		294	252
4.274% due 06/25/2036		570	532
4.569% due 10/25/2035		307	258
4.723% due 08/25/2036		866	838
4.748% due 11/25/2035 ^		801	748
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		12,749	13,320
5.794% due 02/12/2051		1,086	1,164
JPMorgan Mortgage Trust
2.376% due 06/25/2036		78	72
2.407% due 10/25/2035 ^		267	220
2.499% due 08/25/2035		958	951
2.550% due 06/25/2035		81	80
2.554% due 08/25/2035		876	866
2.593% due 07/25/2035		183	184
2.628% due 04/25/2035		110	111
2.642% due 07/25/2035		344	342
2.927% due 07/25/2035		1,316	1,305
4.931% due 11/25/2035		675	646
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,362	5,630
5.866% due 09/15/2045		10,844	11,743
Luminent Mortgage Trust
0.367% due 12/25/2036 ^		1,648	1,306
Marche Mutui SRL
0.419% due 02/25/2055	EUR	4,702	5,169
2.248% due 01/27/2064		10,734	12,248
Marche SRL
0.398% due 10/27/2065		3,133	3,493
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046		$2,949	2,241
2.166% due 12/25/2033		2,006	1,975
2.483% due 12/25/2033		89	88
2.702% due 11/21/2034		1,000	1,027
MASTR Alternative Loan Trust
0.587% due 03/25/2036		1,160	285
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031		204	200
0.926% due 09/15/2030		92	91
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030		310	297
0.666% due 06/15/2030		170	162
1.046% due 08/15/2032		419	399
2.610% due 10/20/2029		116	117
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036		813	749
0.437% due 11/25/2035		1,652	1,567
0.895% due 03/25/2030		89	86

1.095% due 11/25/2029	51	49
1.184% due 10/25/2035	1,383	1,319
1.673% due 10/25/2035	2,963	2,883
2.165% due 12/25/2034	1,015	1,019
2.182% due 02/25/2033	1,950	1,875
2.350% due 10/25/2035	876	884
2.393% due 02/25/2034	2,614	2,634
2.460% due 02/25/2035	908	894
2.578% due 06/25/2037	880	847
4.612% due 09/25/2035 ^	382	347
5.238% due 12/25/2035	301	277
5.262% due 05/25/2036	1,127	1,102
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	4,437	4,731
Morgan Stanley Capital Trust
6.104% due 06/11/2049	2,804	2,997
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	393	300
Morgan Stanley Re-REMIC Trust
5.989% due 08/15/2045	4,285	4,541
New York Mortgage Trust
2.603% due 05/25/2036 ^	548	499
Nomura Asset Acceptance Corp Alternative Loan Trust
4.068% due 02/25/2036 ^	242	202
5.820% due 03/25/2047	608	616
6.138% due 03/25/2047	563	571
Provident Funding Mortgage Loan Trust
2.528% due 04/25/2034	52	52
2.566% due 08/25/2033	1,258	1,304
RBSSP Resecuritization Trust
2.252% due 12/26/2036	772	776
Residential Accredit Loans, Inc. Trust
0.367% due 06/25/2046	3,975	1,771
0.467% due 12/25/2045	2,074	1,493
0.487% due 08/25/2035	159	123
1.518% due 09/25/2045	214	185
3.513% due 09/25/2035 ^	492	402
6.000% due 10/25/2034	132	139
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^	104	54
5.000% due 08/25/2019	146	151
5.500% due 06/25/2033	322	334
6.250% due 10/25/2036 ^	1,485	1,244
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033	943	949
Sequoia Mortgage Trust
0.387% due 07/20/2036	2,791	2,617
0.888% due 10/19/2026	73	71
0.909% due 05/20/2034	1,242	1,193
0.947% due 10/20/2027	90	85
0.987% due 10/20/2027	168	165
1.087% due 12/20/2032	188	182
Structured Adjustable Rate Mortgage Loan Trust
0.507% due 10/25/2035	1,320	1,154
1.574% due 01/25/2035	37	30
1.923% due 10/25/2037 ^	429	290
2.479% due 09/25/2035	1,716	1,534
2.480% due 04/25/2034	20	20
2.541% due 11/25/2035 ^	349	279
2.588% due 09/25/2036 ^	1,160	742
2.629% due 08/25/2035	239	227
2.637% due 02/25/2034	633	631
2.702% due 09/25/2034	40	40
5.104% due 05/25/2036 ^	1,096	1,016
Structured Asset Mortgage Investments Trust
0.307% due 08/25/2036	8,117	6,353
0.317% due 03/25/2037	283	214
0.377% due 07/25/2046	7,916	6,314
0.397% due 04/25/2036	1,414	1,030
0.397% due 05/25/2046	5,594	4,423
0.438% due 07/19/2035	1,645	1,552
0.497% due 12/25/2035	495	381
0.848% due 09/19/2032	331	324
0.848% due 10/19/2034	9	9
0.888% due 03/19/2034	390	377
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.493% due 01/25/2034	89	88
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035	307	316
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	230
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045	5,818	5,489
0.477% due 07/25/2045	48	46
0.477% due 10/25/2045	4,716	4,422
0.527% due 01/25/2045	1,932	1,824

0.587% due 10/25/2044		598	556
0.737% due 07/25/2044		2,986	2,803
0.858% due 03/25/2047 ^		8,607	6,803
0.928% due 05/25/2047		1,200	1,036
0.966% due 12/25/2046		4,538	3,656
1.138% due 06/25/2046		152	143
1.158% due 02/25/2046		1,152	1,070
1.358% due 11/25/2042		74	70
1.558% due 06/25/2042		225	219
1.796% due 01/25/2037 ^		2,500	2,141
1.930% due 02/27/2034		1,452	1,421
1.943% due 04/25/2037 ^		1,721	1,502
2.023% due 12/25/2036 ^		1,590	1,412
2.148% due 05/25/2037 ^		3,414	2,814
2.154% due 03/25/2033		3,982	3,996
2.176% due 02/25/2037 ^		4,090	3,441
2.341% due 12/25/2035		88	84
2.390% due 12/25/2035		1,019	939
2.400% due 09/25/2035		3,926	3,817
2.439% due 03/25/2034		165	165
2.440% due 03/25/2035		237	237
2.559% due 06/25/2033		911	927
5.880% due 08/25/2046 ^		4,849	4,390
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.128% due 05/25/2046		2,447	1,854
Wells Fargo Mortgage-Backed Securities Trust
2.599% due 04/25/2036		519	504
2.616% due 01/25/2035		1,866	1,863
2.618% due 06/25/2035		224	222
2.620% due 01/25/2035		667	653
2.621% due 03/25/2036		3,775	3,634
2.637% due 04/25/2036		919	916
2.652% due 06/25/2035		47	48
2.681% due 10/25/2035		332	334
2.688% due 03/25/2035		611	617
5.109% due 03/25/2036		311	310
5.232% due 10/25/2035		1,871	1,847
5.500% due 05/25/2022		374	381
6.000% due 08/25/2036		2,726	2,745

Total Mortgage-Backed Securities (Cost $383,467)			420,831

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.577% due 10/27/2025		12,137	12,143
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.807% due 05/25/2035		1,800	1,473
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.547% due 10/25/2035		3,251	3,095
Asset-Backed Funding Certificates Trust
0.887% due 06/25/2034		2,748	2,585
Babson CLO Ltd.
0.529% due 11/10/2019		1,421	1,420
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		520	514
0.847% due 10/25/2032		2	2
1.187% due 10/25/2037		1,047	990
BlackRock Senior Income
0.515% due 04/20/2019		838	833
Carrington Mortgage Loan Trust
0.507% due 10/25/2035		10	10
Citigroup Mortgage Loan Trust, Inc.
0.407% due 08/25/2036		1,250	1,105
0.807% due 07/25/2035		7,280	6,104
Countrywide Asset-Backed Certificates
0.435% due 04/25/2036		1,104	1,100
Countrywide Asset-Backed Certificates Trust
0.337% due 02/25/2037		2,541	2,444
0.787% due 08/25/2035		316	313
0.805% due 08/25/2035		1,325	1,263
0.967% due 11/25/2034		1,183	1,146
Doral CLO Ltd.
1.531% due 05/26/2023		14,000	14,002
Dryden Leveraged Loan CDO
0.328% due 08/08/2022	EUR	776	865
Equity One Mortgage Pass-Through Trust
0.487% due 04/25/2034		$152	128
First Alliance Mortgage Loan Trust
0.647% due 12/20/2027		7	7
First Franklin Mortgage Loan Trust
0.667% due 05/25/2035		1,100	1,028
Fraser Sullivan CLO Ltd.
1.575% due 04/20/2023		2,200	2,200

GSAMP Trust
0.557% due 03/25/2047		3,000	1,996
HSI Asset Securitization Corp. Trust
0.457% due 02/25/2036		2,300	2,003
Lehman XS Trust
0.985% due 10/25/2035		1,246	1,167
Long Beach Mortgage Loan Trust
0.982% due 02/25/2035		748	745
Magi Funding PLC
0.331% due 04/11/2021	EUR	481	536
Merrill Lynch Mortgage Investors Trust
0.267% due 09/25/2037		$136	52
0.307% due 02/25/2037		162	78
Morgan Stanley ABS Capital, Inc. Trust
0.497% due 12/25/2035		1,417	1,278
0.987% due 07/25/2037		229	224
Morgan Stanley Dean Witter Capital, Inc. Trust
1.537% due 02/25/2033		1,183	1,133
Morgan Stanley Home Equity Loan Trust
0.892% due 12/25/2034		398	398
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		207	160
6.000% due 07/25/2047 ^		252	205
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019		494	491
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019		186	186
OneMain Financial Issuance Trust
2.470% due 09/18/2024		5,000	5,027
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.162% due 10/25/2034		1,832	1,818
1.177% due 09/25/2034		977	923
Popular ABS Mortgage Pass-Through Trust
0.277% due 06/25/2047 ^		6	6
Renaissance Home Equity Loan Trust
0.687% due 12/25/2033		663	633
Residential Asset Mortgage Products Trust
0.357% due 05/25/2036		114	114
0.367% due 10/25/2036		16,158	15,951
Residential Asset Securities Corp. Trust
1.132% due 04/25/2035		7,481	6,531
Residential Mortgage Loan Trust
1.685% due 09/25/2029		15	15
SLM Private Education Loan Trust
3.436% due 05/16/2044		4,128	4,326
SLM Student Loan Trust
0.256% due 06/17/2024	EUR	1,125	1,234
0.357% due 04/26/2021		$6	6
1.177% due 07/25/2023		10,582	10,616
1.777% due 04/25/2023		144,192	148,067
Soundview Home Loan Trust
0.327% due 12/25/2036		556	553
South Carolina Student Loan Corp.
1.033% due 03/02/2020		11,885	11,931
Structured Asset Investment Loan Trust
0.547% due 10/25/2035		766	754
Structured Asset Securities Corp. Mortgage Loan Trust
1.684% due 04/25/2035		320	306
Symphony CLO LP
1.374% due 01/09/2023		3,564	3,554
Wood Street CLO BV
0.339% due 03/29/2021	EUR	1,324	1,469

Total Asset-Backed Securities (Cost $271,330)			279,256

SOVEREIGN ISSUES 15.6%
Autonomous Community of Catalonia
4.950% due 02/11/2020		11,800	14,483
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (b)	BRL	186,500	39,192
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024		2,925	923
10.000% due 01/01/2021		31,350	9,096
Colombian TES
3.000% due 03/25/2033 (c)	COP	53,518,379	17,742
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,700	2,879
4.125% due 09/09/2015		3,100	3,120
5.125% due 06/29/2020		3,300	3,704
France Government Bond
0.250% due 07/25/2018 (c)	EUR	115,997	134,523
1.600% due 07/25/2015 (c)		23,964	26,781
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		49,234	57,753
2.100% due 09/15/2017 (c)		31,328	36,667
2.100% due 09/15/2021		8,219	9,944

2.250% due 04/22/2017 (c)		43,858	50,326
2.350% due 09/15/2019 (c)		8,430	10,179
2.350% due 09/15/2024 (c)		141,792	174,229
2.550% due 10/22/2016 (c)		34,294	39,192
2.550% due 09/15/2041 (c)		10,996	13,869
3.100% due 09/15/2026 (c)		3,401	4,470
5.000% due 09/01/2040		1,900	2,722
5.500% due 11/01/2022		4,100	5,661
Japan Government International Bond
0.100% due 03/10/2024	JPY	5,130,000	44,774
Korea Development Bank
4.375% due 08/10/2015		$600	602
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	30,743	2,107
4.000% due 11/08/2046 (c)		786,815	54,447
4.500% due 12/04/2025 (c)		3,092,410	225,371
4.500% due 11/22/2035		702,760	51,797
4.750% due 06/14/2018		334,727	21,410
New Zealand Government Bond
2.000% due 09/20/2025	NZD	87,216	58,775
3.000% due 09/20/2030		18,764	14,045
5.500% due 04/15/2023		25,400	19,831
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	107,666	125,133
1.500% due 04/15/2016 (c)		47,283	53,092
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	1,140,000	5,216
4.500% due 07/03/2017		480,000	2,118
5.000% due 08/22/2016		1,130,000	5,355
5.250% due 02/01/2016		10,100	48
Slovenia Government International Bond
4.125% due 02/18/2019		$3,200	3,336
4.375% due 01/18/2021	EUR	6,600	8,487
4.700% due 11/01/2016		29,700	35,064
4.750% due 05/10/2018		$9,400	10,012
Spain Government International Bond
1.000% due 11/30/2030 (c)	EUR	18,112	18,785
3.800% due 04/30/2024		55,110	69,355
5.400% due 01/31/2023		83,700	116,012
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	251,033	426,819

Total Sovereign Issues (Cost $2,263,724)			2,029,446

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,990

Total Preferred Securities (Cost $12,500)			12,990

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$250	250
1.126% due 05/16/2016		92,750	92,443

			92,693

REPURCHASE AGREEMENTS (f) 0.1%			11,723

U.S. TREASURY BILLS 0.1%
0.005% due 09/03/2015 - 11/12/2015 (a)(g)(i)(k)		17,347	17,346

Total Short-Term Instruments (Cost $122,071)		121,762

Total Investments in Securities (Cost $17,301,984)		17,030,664

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	7,420,676	73,598

Total Short-Term Instruments (Cost $73,606)		73,598

Total Investments in Affiliates (Cost $73,606)		73,598

Total Investments 131.2% (Cost $17,375,590)		$17,104,262
Financial Derivative Instruments (h)(j) (1.1%) (Cost or Premiums, net $(32,108))		(140,190)
Other Assets and Liabilities, net (30.1%)		(3,922,406)

Net Assets 100.0%		$13,041,666

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$32,100	$31,643	0.24%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$10,700	U.S. Treasury Bonds 3.750% due 11/15/2043	$(10,937)	$10,700	$10,700
SSB	0.000	06/30/2015	07/01/2015	1,023	Fannie Mae 2.260% due 10/17/2022	(1,045)	1,023	1,023

Total Repurchase Agreements						$(11,982)	$11,723	$11,723

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.375%	05/11/2015	05/08/2017	$(16,069)	$(16,060)
	0.375	05/21/2015	05/20/2017	(11,434)	(11,429)
BOS	0.180	06/26/2015	07/09/2015	(10,193)	(10,194)
	0.280	06/26/2015	07/10/2015	(199,246)	(199,254)
	0.350	06/25/2015	07/02/2015	(206,081)	(206,069)
	0.400	06/15/2015	07/06/2015	(51,756)	(51,765)
BSN	0.080	06/05/2015	07/07/2015	(104,951)	(104,957)
	0.200	09/09/2014	09/09/2015	(129,227)	(129,439)
	0.270	04/10/2015	07/10/2015	(45,114)	(45,141)
	0.270	04/13/2015	07/13/2015	(104,868)	(104,931)
	0.270	04/14/2015	07/14/2015	(354,823)	(355,030)
	0.280	05/13/2015	07/13/2015	(206,046)	(206,125)
	0.280	05/18/2015	07/20/2015	(110,867)	(110,905)
	0.280	06/05/2015	07/07/2015	(240,516)	(240,565)
GRE	0.250	06/26/2015	07/06/2015	(200,475)	(200,482)
	0.380	06/18/2015	07/07/2015	(7,369)	(7,370)
IND	0.260	05/11/2015	07/13/2015	(5,672)	(5,674)
	0.280	06/08/2015	08/10/2015	(24,566)	(24,570)
	0.280	06/15/2015	07/15/2015	(29,160)	(29,164)
JPS	0.080	06/04/2015	07/06/2015	(7,914)	(7,915)
	0.250	06/26/2015	07/07/2015	(21,575)	(21,576)
	0.270	06/15/2015	07/06/2015	(108,045)	(108,058)
	0.450	06/30/2015	07/01/2015	(10,665)	(10,665)
RDR	0.270	05/07/2015	07/07/2015	(205,011)	(205,096)
	0.300	05/20/2015	07/20/2015	(86,366)	(86,396)
	0.300	05/26/2015	07/27/2015	(263,671)	(263,750)
	0.320	06/02/2015	07/14/2015	(243,877)	(243,939)
	0.370	06/04/2015	07/02/2015	(161,625)	(161,670)
	0.370	06/10/2015	07/10/2015	(176,798)	(176,836)
	0.440	06/24/2015	07/07/2015	(24,608)	(24,610)
SCX	0.290	06/05/2015	07/07/2015	(1,620)	(1,621)
	0.290	06/10/2015	07/27/2015	(26,897)	(26,901)
	0.300	06/04/2015	07/06/2015	(3,655)	(3,656)
	0.330	06/29/2015	07/17/2015	(50,246)	(50,246)

Total Reverse Repurchase Agreements					$(3,452,059)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.550%	06/26/2015	07/06/2015	$(2,107)	$(2,108)
BPG	0.000	07/01/2015	07/08/2015	(8,497)	(8,501)
GSC	0.250	05/18/2015	07/17/2015	(154,695)	(154,861)
	0.300	06/02/2015	07/10/2015	(44,906)	(44,970)
	0.300	06/03/2015	07/10/2015	(16,579)	(16,602)
	0.390	06/09/2015	07/09/2015	(6,973)	(6,981)
TDM	0.230	05/18/2015	08/18/2015	(101,065)	(101,815)
	0.250	05/04/2015	08/04/2015	(116)	(117)
	0.260	05/05/2015	07/06/2015	(104,550)	(104,672)
	0.270	05/08/2015	07/08/2015	(59,767)	(59,846)
	0.330	06/04/2015	07/14/2015	(113,855)	(114,051)
	0.430	06/17/2015	07/07/2015	(29,144)	(29,170)

Total Sale-Buyback Transactions					$(643,694)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $4,024,363 at a weighted average interest rate of 0.233%.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$114,100	$(114,321)	$(113,544)
Fannie Mae	3.500	07/01/2045	66,200	(68,734)	(68,154)
Fannie Mae	3.500	08/01/2045	38,000	(38,915)	(39,021)

Total Short Sales				$(221,970)	$(220,719)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $4,077,318 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	1,515	$248	$208

Total Purchased Options				$248	$208

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2015	883	$(714)	$(398)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	883	(586)	(681)

				$(1,300)	$(1,079)

Total Written Options				$(1,300)	$(1,079)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	8,318	$(2,331)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	1,347	(481)	34	0
90-Day Eurodollar March Futures	Short	03/2016	2,755	(562)	34	0
90-Day Eurodollar March Futures	Short	03/2017	5,695	(1,464)	71	0
90-Day Eurodollar September Futures	Short	09/2016	108	(41)	3	0
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	872	(79)	438	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	872	38	0	(155)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	900	(769)	813	(3,277)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	52	65	105	0
Gold 100 oz. August Futures	Long	08/2015	128	(160)	0	(92)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	872	231	301	0
RBOB Gasoline December Futures	Short	11/2015	1,100	1,409	81	(971)

U.S. Treasury 5-Year Note September Futures	Long	09/2015	777	(225)	0	(30)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	3,284	(2,831)	0	(103)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	851	58	141	(1)

Total Futures Contracts				$(7,142)	$2,021	$(4,629)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$45,738	$2,913	$86	$48	$(19)
CDX.IG-24 5-Year Index	1.000	06/20/2020		122,300	1,772	52	34	(13)
iTraxx Europe 23 5-Year Index	1.000	06/20/2020	EUR	209,700	2,894	(1,463)	0	(953)

					$7,579	$(1,325)	$82	$(985)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$873,500	$(1,232)	$(1,248)	$59	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		1,934,900	(10,294)	(2,763)	132	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		55,400	(46)	115	0	(16)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		1,149,070	9,036	(2,356)	602	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		433,900	22,306	(4,646)	1,010	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		39,960	(1,926)	241	0	(107)
Receive	6-Month EUR-EURIBOR	0.500	09/16/2022	EUR	34,300	931	1,190	0	(249)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		373,500	18,542	23,711	0	(4,308)
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		8,000	(547)	(2,144)	213	0
Receive	6-Month GBP-LIBOR	1.250	06/17/2017	GBP	208,000	(994)	(300)	0	(408)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017		518,400	(4,470)	647	0	(1,274)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		96,110	2,923	2,660	0	(1,709)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		178,040	23,415	20,495	0	(6,345)
Receive	6-Month JPY-LIBOR	1.000	03/20/2024	JPY	5,830,000	(1,985)	(189)	0	(80)
Receive	28-Day MXN-TIIE	4.035	02/03/2017	MXN	5,108,900	(328)	(1,515)	0	(337)
Pay	28-Day MXN-TIIE	5.630	10/11/2021		82,000	(24)	1	37	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		16,010	(4)	(4)	7	0
Pay	28-Day MXN-TIIE	5.670	11/09/2021		305,100	(69)	(69)	139	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		450,300	(85)	(85)	205	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		125,500	(80)	(274)	57	0
Pay	28-Day MXN-TIIE	5.750	12/06/2021		508,100	2	250	234	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		622,100	(137)	(1,468)	549	0

						$54,934	$32,249	$3,244	$(14,833)

Total Swap Agreements						$62,513	$30,924	$3,326	$(15,818)

(4)	Unsettled variation margin asset of $299 for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $170,255 and cash of $36,051 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015	NZD	116,659		$82,797	$3,743	$0
BOA	07/2015	GBP	336,250		516,699	0	(11,634)
	07/2015	MXN	15,437		1,003	21	0
	07/2015	NZD	2,112		1,431	0	0
	07/2015		$87,748	INR	5,572,461	56	(414)
	07/2015		2,180	MXN	33,414	0	(55)
	07/2015		79,836	NZD	116,659	0	(782)
	08/2015	NZD	116,659		$79,606	781	0
	08/2015		$24,034	BRL	75,787	61	0
BPS	07/2015	BRL	105,067		$34,260	467	0
	07/2015	JPY	20,111,891		162,768	0	(1,565)

	07/2015	MXN	3,100,252		199,823	2,644	0
	07/2015		$33,864	BRL	105,067	0	(71)
BRC	07/2015	PLN	57,580		$15,049	0	(254)
CBK	07/2015	BRL	38,650		12,496	65	0
	07/2015		$7,115	AUD	9,183	0	(30)
	07/2015		12,457	BRL	38,650	0	(26)
	07/2015		113,178	EUR	100,842	578	(1,332)
	07/2015		1,086	MXN	16,653	0	(27)
	08/2015		46,547	BRL	147,905	476	0
	09/2015		13,021	MXN	205,846	0	(6)
	01/2016	BRL	66,764		$20,001	0	(151)
DUB	07/2015		662,140		211,775	476	(1,669)
	07/2015	KRW	58,750,510		54,248	1,808	0
	07/2015	MXN	46,147		3,009	74	0
	07/2015	TRY	11,872		4,264	0	(129)
	07/2015		$241,141	BRL	662,140	0	(28,173)
	08/2015		93,397		296,039	724	0
FBF	07/2015	BRL	719,136		$256,239	24,938	0
	07/2015	MXN	402,249		26,326	743	0
	07/2015		$232,163	BRL	719,136	0	(863)
	08/2015	BRL	398,721		$127,452	686	0
	08/2015		$823	MYR	3,082	0	(5)
GLM	07/2015	AUD	33,694		$26,047	51	0
	07/2015	BRL	811,001		261,655	808	0
	07/2015		$253,207	BRL	811,001	7,641	0
	07/2015		205,030	EUR	184,670	850	0
	08/2015	EUR	288,470		$321,346	452	(845)
	08/2015		$10,794	BRL	34,315	116	0
	08/2015		3,724	GBP	2,371	0	0
HUS	07/2015	COP	44,651,897		$17,488	393	0
	07/2015	EUR	1,395,331		1,525,700	0	(29,885)
	07/2015	MXN	16,185		1,052	22	0
	07/2015		$4,383	AUD	5,653	0	(21)
JPM	07/2015	BRL	253,471		$90,187	8,662	0
	07/2015	EUR	18,587		21,106	385	0
	07/2015		$81,696	BRL	253,471	0	(171)
	07/2015		3,205	CAD	4,003	0	0
	07/2015		62,984	EUR	57,169	901	(149)
	07/2015		34,577	GBP	22,335	526	(10)
	07/2015		64,105	INR	4,134,425	733	0
	07/2015		1,355	JPY	167,400	13	0
	07/2015		25,752	PLN	96,708	0	(51)
	08/2015		141,322	INR	9,181,717	1,954	0
	08/2015		1,178	NZD	1,722	0	(15)
	01/2016	BRL	53,830		$16,114	0	(134)
	04/2016		335,067		100,500	2,214	0
MSB	07/2015		17,789		5,733	12	0
	07/2015		$5,640	BRL	17,789	81	0
	07/2015		204,369	JPY	25,211,391	1,631	0
	08/2015	JPY	25,211,391		$204,443	0	(1,638)
NAB	08/2015		$43,082	JPY	5,266,900	0	(30)
RBC	07/2015		157	MXN	2,385	0	(5)
SCX	07/2015	MXN	604,487		$39,294	848	0
SOG	07/2015		$1,117,352	EUR	1,006,928	5,221	0
	08/2015	EUR	1,006,928		$1,117,862	0	(5,191)
TDM	07/2015	BRL	100,000		32,231	67	0
	07/2015		$32,364	BRL	100,000	0	(200)
UAG	07/2015	MXN	29,923		$1,932	31	(2)
	07/2015		$14,530	AUD	18,858	20	0
	07/2015		72,687	EUR	64,313	0	(987)
	07/2015		492,862	GBP	313,915	377	0
	07/2015		6,629	MXN	102,237	0	(127)
	08/2015	AUD	18,858		$14,504	0	(19)
	08/2015	EUR	15,666		17,473	41	(40)
	08/2015	GBP	313,915		492,757	0	(371)
	08/2015		$3,522	GBP	2,242	1	(1)
	09/2015	MXN	2,135,772		$137,514	2,479	0

Total Forward Foreign Currency Contracts						$74,871	$(87,078)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$379,200	$474	$403
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	288,200	332	312
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	651,800	1,043	673
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	93,800	1,571	3,725
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	08/11/2015	900	14	18

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	89,600	12,544	13,945

						$15,978	$19,076

Total Purchased Options						$15,978	$19,076

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	31,300	$(63)	$(101)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		35,400	(75)	(114)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		63,500	(136)	(224)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		19,700	(46)	(50)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		29,000	(60)	(94)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		32,700	(62)	(105)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		268,700	(431)	(948)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		32,600	(70)	(115)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		42,000	(98)	(148)

							$(1,041)	$(1,899)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	54,360	$(215)	$(4)
	Put - OTC EUR versus USD		1.110	07/20/2015		110,416	(556)	(1,332)
	Call - OTC EUR versus USD		1.170	07/20/2015		110,416	(612)	(103)
BRC	Call - OTC EUR versus USD		1.150	07/15/2015		29,060	(228)	(67)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$51,130	(1,218)	(7,085)
FBF	Put - OTC USD versus BRL		2.950	07/13/2015		136,330	(1,048)	(50)
	Put - OTC USD versus BRL		2.850	07/16/2015		115,600	(827)	(4)
	Call - OTC USD versus BRL		4.000	03/17/2016		115,600	(4,885)	(1,858)
UAG	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	50,830	(291)	(4)

							$(9,880)	$(10,507)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$20,600	$(177)	$(105)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	264,700	(2,362)	(160)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	(439)	(23)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	34,900	(29)	(16)
	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	(495)	(261)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	52,400	0	(2,017)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	(580)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(190)	(90)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	149,900	(1,694)	(1,640)

						$(6,712)	$(4,892)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$187,800	$(854)	$(17)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		267,200	(928)	(324)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		408,300	(1,584)	(1,293)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		103,400	(352)	(1,296)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		30,700	(187)	(283)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		30,700	(276)	(196)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	50,400	(435)	(131)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		50,400	(435)	(429)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$232,200	(713)	(713)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	56,000	(556)	(433)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		$651,800	(391)	(159)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		651,800	(652)	(355)

Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015	456,000	(1,541)	(553)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017	376,400	(12,547)	(12,561)
Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015	1,700	(7)	(5)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015	93,800	(1,538)	(96)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/11/2015	900	(14)	(2)

						$(23,010)	$(18,846)

Total Written Options						$(40,643)	$(36,144)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	RPM International, Inc.	(1.030)%	03/20/2018	0.400%	$8,550	$0	$(148)	$0	$(148)
BRC	Tate & Lyle International Finance PLC	(1.150)	06/20/2016	0.216	3,500	0	(33)	0	(33)
CBK	Intesa Sanpaolo SpA	(1.000)	09/20/2015	0.521	5,000	157	(164)	0	(7)
	Masco Corp.	(1.920)	03/20/2017	0.213	4,300	0	(129)	0	(129)
DUB	Kinder Morgan, Inc.	(1.000)	03/20/2016	0.348	2,500	76	(89)	0	(13)
	Macy’s Retail Holdings, Inc.	(6.950)	09/20/2015	0.082	3,000	0	(52)	0	(52)
MYC	Macy’s Retail Holdings, Inc.	(2.470)	09/20/2015	0.086	10,000	0	(60)	0	(60)
RYL	Springleaf Finance Corp.	(1.820)	12/20/2017	1.874	5,000	0	4	4	0

						$233	$(671)	$4	$(442)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.394%		$2,200	$(168)	$131	$0	$(37)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		8,900	(213)	34	0	(179)
	JPMorgan Chase & Co.	1.000	12/20/2019	0.638		10,500	214	(47)	167	0
BRC	Indonesia Government International Bond	1.000	12/20/2019	1.481		38,300	(1,049)	277	0	(772)
DUB	JPMorgan Chase & Co.	1.000	12/20/2019	0.638		10,200	213	(50)	163	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394		13,500	(914)	685	0	(229)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	15,100	(650)	(6,248)	0	(6,898)
	Greece Government International Bond	1.000	12/20/2015	50.000		4,000	(193)	(2,036)	0	(2,229)
	Greece Government International Bond	1.000	09/20/2015	41.000		$9,500	(300)	(3,593)	0	(3,893)
	Greece Government International Bond	1.000	12/20/2015	50.000		5,900	(271)	(2,677)	0	(2,948)
	Greece Government International Bond	1.000	12/20/2016	53.249		1,800	(135)	(823)	0	(958)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	3.941		3,800	(211)	132	0	(79)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.481		7,800	(185)	28	0	(157)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394		7,600	(564)	435	0	(129)
MYC	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394		7,300	(573)	449	0	(124)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		2,100	(194)	(63)	0	(257)

							$(5,193)	$(13,366)	$330	$(18,889)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.348%	05/15/2030	GBP	9,100	$(22)	$(19)	$0	$(41)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		15,100	(117)	620	503	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		11,600	(20)	698	678	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		3,800	45	(414)	0	(369)
	Receive	1-Year BRL-CDI	13.650	01/02/2017	BRL	1,500	2	(1)	1	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018		330,800	(465)	447	0	(18)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$50,000	330	(4,617)	0	(4,287)
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	23,600	111	(38)	73	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		300	2	16	18	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	374,700	(329)	309	0	(20)

	Pay	3-Month USD-CPURNSA Index	1.560	11/05/2016		$1,800	0	(30)	0	(30)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	268,300	(34)	20	0	(14)
	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		$115,600	0	(3,204)	0	(3,204)
	Receive	3-Month USD-CPURNSA Index	1.908	04/15/2017		134,600	0	(4,091)	0	(4,091)
	Receive	3-Month USD-CPURNSA Index	2.018	08/19/2017		209,800	52	(6,643)	0	(6,591)
CBK	Pay	1-Month GBP-UKRPI	3.500	10/15/2044	GBP	9,700	(328)	651	323	0
DUB	Pay	1-Month GBP-UKRPI	3.350	05/15/2030		20,300	0	(77)	0	(77)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	63,600	(61)	58	0	(3)
	Receive	3-Month USD-CPURNSA Index	0.070	12/22/2015		$3,500	0	2	2	0
	Receive	3-Month USD-CPURNSA Index	1.940	10/07/2016		22,700	0	(619)	0	(619)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		18,700	(2)	(438)	0	(440)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		24,200	0	(584)	0	(584)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		37,100	0	(1,841)	0	(1,841)
	Receive	3-Month USD-CPURNSA Index	2.005	09/06/2017		100,000	0	(3,113)	0	(3,113)
	Pay	3-Month USD-CPURNSA Index	1.725	03/04/2019		19,500	0	(54)	0	(54)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		34,900	0	(195)	0	(195)
FBF	Pay	1-Month GBP-UKRPI	3.335	04/15/2035	GBP	4,800	3	(250)	0	(247)
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		34,600	(106)	1,879	1,773	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		26,000	(113)	979	866	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		2,600	(4)	162	158	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		300	(1)	(2)	0	(3)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		2,600	22	94	116	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	634,800	(287)	253	0	(34)
	Receive	3-Month USD-CPURNSA Index	2.095	08/29/2017		$88,700	0	(3,100)	0	(3,100)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	93,280	0	(3,636)	0	(3,636)
	Pay	1-Month GBP-UKRPI	3.195	04/15/2030		28,200	0	(1,126)	0	(1,126)
	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		37,800	0	(453)	0	(453)
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		15,500	48	0	48	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		12,400	0	(532)	0	(532)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	123,100	74	(81)	0	(7)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$207,600	(441)	(4,367)	0	(4,808)
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		98,100	0	(4,985)	0	(4,985)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		213,100	0	(6,786)	0	(6,786)
	Receive	3-Month USD-CPURNSA Index	2.175	10/01/2018		115,800	9	(4,652)	0	(4,643)
HUS	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	9,200	(10)	9	0	(1)
	Pay	1-Year BRL-CDI	13.220	01/02/2018		394,500	0	148	148	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,100	(1)	7	6	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	9,600	(12)	11	0	(1)
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$31,700	0	(823)	0	(823)
MYC	Pay	1-Month GBP-UKRPI	3.500	10/15/2044	GBP	11,500	(68)	451	383	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		3,000	14	168	182	0
	Pay	3-Month USD-CPURNSA Index	2.058	05/12/2025		$6,400	0	(40)	0	(40)
RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016		66,700	0	(1,812)	0	(1,812)
	Pay	3-Month USD-CPURNSA Index	1.550	11/05/2016		1,300	0	(21)	0	(21)
	Receive	3-Month USD-CPURNSA Index	2.250	07/15/2017		411,800	278	(21,947)	0	(21,669)
UAG	Pay	1-Month GBP-UKRPI	3.195	04/15/2030	GBP	23,600	0	(942)	0	(942)
	Pay	3-Month USD-CPURNSA Index	2.063	05/12/2025		$45,300	0	(264)	0	(264)

							$(1,431)	$(74,815)	$5,278	$(81,524)

Total Swap Agreements							$(6,391)	$(88,852)	$5,612	$(100,855)

(k)	Securities with an aggregate market value of $146,284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$ 1,561	$528,181	$0	$529,742
Industrials	0	217,259	0	217,259
Utilities	0	77,188	0	77,188
U.S. Government Agencies	0	276,604	0	276,604
U.S. Treasury Obligations	0	13,065,586	0	13,065,586
Mortgage-Backed Securities	0	384,250	36,581	420,831
Asset-Backed Securities	0	274,229	5,027	279,256
Sovereign Issues	0	2,029,446	0	2,029,446
Preferred Securities
Banking & Finance	12,990	0	0	12,990
Short-Term Instruments
Certificates of Deposit	0	92,693	0	92,693
Repurchase Agreements	0	11,723	0	11,723
U.S. Treasury Bills	0	17,346	0	17,346
	$ 14,551	$16,974,505	$41,608	$17,030,664

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 73,598	$0	$0	$73,598

Total Investments	$ 88,149	$16,974,505	$41,608	$17,104,262

Short Sales, at Value - Liabilities
U.S. Government Agencies	$ 0	$(220,719)	$0	$(220,719)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,229	3,326	0	5,555
Over the counter	0	99,559	0	99,559
	$ 2,229	$102,885	$0	$105,114

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,629)	(16,897)	0	(21,526)
Over the counter	(713)	(223,364)	0	(224,077)

	$ (5,342)	$(240,261)	$0	$(245,603)

Totals	$ 85,036	$16,616,410	$41,608	$16,743,054

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.0%
CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 3.3%
Ally Financial, Inc.
2.750% due 01/30/2017		$800	$798
3.250% due 02/13/2018		5,150	5,124
3.500% due 07/18/2016		3,000	3,053
6.250% due 12/01/2017		6,000	6,420
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	115
Banco Santander Chile
1.875% due 01/19/2016		$1,200	1,203
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	800	869
Bank of America Corp.
4.125% due 01/22/2024		$2,000	2,052
Bank of America N.A.
0.696% due 05/08/2017		1,500	1,498
Barclays Bank PLC
2.010% due 12/21/2020	MXN	7,500	465
7.625% due 11/21/2022		$7,339	8,371
7.750% due 04/10/2023		4,970	5,393
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	4,800	5,699
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	566
BPCE S.A.
4.625% due 07/11/2024		4,100	4,011
CIT Group, Inc.
4.250% due 08/15/2017		100	102
Citigroup, Inc.
0.798% due 05/01/2017		2,300	2,294
Credit Agricole S.A.
6.625% due 09/23/2019 (d)		1,400	1,369
7.875% due 01/23/2024 (d)		9,700	9,951
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		700	660
12.000% due 02/17/2020		1,100	1,091
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	3,200	5,707
7.000% due 04/07/2038		400	799
International Lease Finance Corp.
8.625% due 09/15/2015		$200	203
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	705
6.500% due 02/24/2021		1,900	2,168
Lloyds Bank PLC
9.875% due 12/16/2021		500	554
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	11,700	19,010
7.875% due 06/27/2029 (d)		2,200	3,640
Navient Corp.
6.000% due 01/25/2017		$2,500	2,606
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	150	170
Novo Banco S.A.
5.000% due 05/14/2019		1,700	1,926
State Bank of India
2.426% due 01/21/2016		$850	849
Trillion Chance Ltd.
8.500% due 01/10/2019		1,000	988
Vornado Realty LP
2.500% due 06/30/2019		500	499

			100,928

INDUSTRIALS 1.3%
Actavis Funding SCS
3.000% due 03/12/2020		11,400	11,459
3.800% due 03/15/2025		2,700	2,654
California Resources Corp.
6.000% due 11/15/2024 (f)		2,200	1,900
Canadian Natural Resources Ltd.
0.657% due 03/30/2016		300	299
Central China Real Estate Ltd.
8.000% due 01/28/2020		700	691

Chesapeake Energy Corp.
3.525% due 04/15/2019		100	92
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	239
KWG Property Holding Ltd.
8.250% due 08/05/2019		$1,000	1,002
Numericable SFR S.A.S.
4.875% due 05/15/2019		200	198
Sabine Pass LNG LP
7.500% due 11/30/2016		450	476
Sunac China Holdings Ltd.
8.750% due 12/05/2019		1,000	993
Yuzhou Properties Co. Ltd.
8.625% due 01/24/2019		200	202
9.000% due 12/08/2019		500	503
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		9,500	9,505
2.700% due 04/01/2020		8,200	8,160
3.150% due 04/01/2022		2,800	2,756

			41,129

UTILITIES 0.3%
AT&T, Inc.
0.702% due 03/30/2017		1,500	1,495
BG Energy Capital PLC
6.500% due 11/30/2072		600	644
Petrobras Global Finance BV
2.643% due 03/17/2017		3,600	3,534
3.000% due 01/15/2019		100	93
3.250% due 03/17/2017		500	493
3.250% due 04/01/2019	EUR	200	212
3.750% due 01/14/2021		200	207
4.375% due 05/20/2023		$100	87
6.250% due 12/14/2026	GBP	300	420
Sprint Communications, Inc.
9.125% due 03/01/2017		$900	977

			8,162

Total Corporate Bonds & Notes (Cost $151,339)			150,219

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
3.000% due 07/01/2045		14,000	13,932
3.500% due 07/01/2045		13,000	13,384
Freddie Mac
0.467% due 09/25/2031		55	51
0.547% due 10/25/2029		390	384
11.776% due 05/15/2035		66	73
Small Business Administration
5.902% due 02/10/2018		223	239

Total U.S. Government Agencies (Cost $27,968)			28,063

U.S. TREASURY OBLIGATIONS 116.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (f)		36,850	32,284
3.000% due 11/15/2044 (j)		2,000	1,947
3.000% due 05/15/2045 (f)		23,940	23,353
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018 (h)(j)		4,299	4,364
0.125% due 04/15/2019 (f)(h)		64,077	64,853
0.125% due 04/15/2020 (h)(j)		10,810	10,893
0.125% due 07/15/2022		137,858	136,749
0.125% due 07/15/2024 (f)(j)		19,930	19,417
0.250% due 01/15/2025		599	587
0.625% due 07/15/2021		1,994	2,058
0.625% due 02/15/2043		38,382	33,810
0.750% due 02/15/2042 (j)		113,925	104,046
0.750% due 02/15/2045 (f)(j)		541,020	490,511
1.250% due 07/15/2020		28,205	30,164
1.375% due 02/15/2044 (f)		326,358	345,863
1.750% due 01/15/2028 (f)		268,452	303,372
1.875% due 07/15/2015 (h)(j)		16,298	16,348
1.875% due 07/15/2019 (h)(j)		1,219	1,328
2.000% due 01/15/2016 (h)(j)		1,550	1,572
2.000% due 01/15/2026 (f)		214,684	246,014
2.125% due 02/15/2040		50,132	61,419
2.125% due 02/15/2041		42,349	52,248
2.375% due 01/15/2025 (h)		75,369	88,552
2.375% due 01/15/2027 (f)		314,536	375,478
2.500% due 07/15/2016		6,619	6,864
2.500% due 01/15/2029 (f)		314,181	386,370
3.625% due 04/15/2028 (f)		258,195	351,145
3.875% due 04/15/2029 (f)		186,549	263,791

U.S. Treasury Notes
1.500% due 05/31/2020 (f)		52,800	52,462
1.750% due 03/31/2022 (f)		68,500	67,200

Total U.S. Treasury Obligations (Cost $3,688,600)			3,575,062

MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
2.671% due 11/25/2035 ^		606	520
4.858% due 01/25/2036 ^		312	279
Banc of America Funding Ltd.
0.443% due 10/03/2039		2,127	2,096
Banc of America Funding Trust
2.621% due 03/20/2036		451	416
Banc of America Re-REMIC Trust
5.675% due 02/17/2051		707	734
Citigroup Mortgage Loan Trust, Inc.
2.060% due 09/25/2035		85	83
2.230% due 09/25/2035		407	409
2.592% due 12/25/2035 ^		509	391
2.660% due 05/25/2035		91	90
Countrywide Alternative Loan Trust
1.158% due 12/25/2035		517	430
2.612% due 02/25/2037 ^		345	309
GMAC Mortgage Corp. Loan Trust
2.829% due 11/19/2035		437	414
3.164% due 06/19/2035		780	796
GSR Mortgage Loan Trust
2.703% due 09/25/2035		132	133
HomeBanc Mortgage Trust
0.457% due 10/25/2035		91	81
Marche Mutui SRL
0.419% due 02/25/2055	EUR	1,101	1,211
2.248% due 01/27/2064		2,498	2,850
Marche SRL
0.398% due 10/27/2065		735	820
Merrill Lynch Mortgage Investors Trust
0.847% due 09/25/2029		$443	442
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045		686	727
Prime Mortgage Trust
5.000% due 02/25/2019		3	3
Residential Accredit Loans, Inc. Trust
0.367% due 06/25/2046		238	106
Residential Asset Securitization Trust
0.637% due 12/25/2036 ^		468	141
5.000% due 08/25/2019		98	100
6.250% due 10/25/2036 ^		371	311
Structured Adjustable Rate Mortgage Loan Trust
4.127% due 07/25/2035 ^		266	231
Thornburg Mortgage Securities Trust
0.927% due 09/25/2044		360	347
Wachovia Mortgage Loan Trust LLC
5.199% due 10/20/2035		273	265
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045		494	466
0.457% due 12/25/2045		155	146
0.477% due 07/25/2045		48	46
0.507% due 08/25/2045		927	877
0.607% due 06/25/2044		1,358	1,267
2.409% due 09/25/2033		135	136
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 07/25/2034		191	193

Total Mortgage-Backed Securities (Cost $17,727)			17,866

ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp Home Equity Loan Trust
0.247% due 10/25/2036		57	32
Bear Stearns Asset-Backed Securities Trust
1.187% due 10/25/2037		1,487	1,406
2.287% due 03/25/2035		2,249	2,103
BlackRock Senior Income
0.515% due 04/20/2019		209	208
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		16,400	16,401
CIFC Funding Ltd.
1.634% due 12/05/2024		14,100	14,101
Citigroup Mortgage Loan Trust, Inc.
0.807% due 07/25/2035		5,000	4,192
1.162% due 05/25/2035		3,779	3,596
Countrywide Asset-Backed Certificates
0.435% due 04/25/2036		88	87
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036		29	17

Fortress Credit Investments Ltd.
1.574% due 07/17/2023		4,400	4,395
Fraser Sullivan CLO Ltd.
1.575% due 04/20/2023		3,200	3,200
GSAMP Trust
0.327% due 06/25/2036		2,838	2,430
LCM LP
1.477% due 07/14/2022		7,915	7,916
1.540% due 10/19/2022		15,400	15,393
Madison Park Funding Ltd.
1.570% due 08/15/2022		10,300	10,302
MASTR Specialized Loan Trust
1.385% due 07/25/2035		1,417	1,195
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		926	482
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019		247	245
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019		39	39
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.222% due 02/25/2035		4,350	4,248
RAAC Trust
2.687% due 12/25/2035		3,473	3,348
Residential Asset Mortgage Products Trust
0.367% due 10/25/2036		5,128	5,062
1.160% due 04/25/2034		1,749	1,514
Saxon Asset Securities Trust
0.627% due 11/25/2037		8,000	6,977
Securitized Asset-Backed Receivables LLC Trust
0.477% due 11/25/2035		1,659	1,538
Soundview Home Loan Trust
0.247% due 11/25/2036		385	153
Symphony CLO Ltd.
1.544% due 07/23/2023		16,900	16,909
Voya CLO Ltd.
1.575% due 10/15/2022		6,800	6,799
1.615% due 10/15/2022		7,200	7,203
Wood Street CLO BV
0.339% due 03/29/2021	EUR	61	67

Total Asset-Backed Securities (Cost $141,645)			141,558

SOVEREIGN ISSUES 11.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	2,050
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (b)	BRL	43,200	9,078
Colombian TES
3.000% due 03/25/2033 (c)	COP	2,157,327	715
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	33,920	5,338
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)	EUR	5,065	5,942
2.100% due 09/15/2017 (c)		233	273
2.100% due 09/15/2021		1,911	2,312
2.250% due 04/22/2017 (c)		1,104	1,267
2.350% due 09/15/2019 (c)		444	536
2.350% due 09/15/2024 (c)		75,387	92,632
2.550% due 10/22/2016 (c)		7,146	8,166
2.550% due 09/15/2041 (c)		2,940	3,708
5.000% due 09/01/2040		80	115
5.500% due 11/01/2022		500	690
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	9,311	638
4.000% due 11/08/2046 (c)		97,953	6,778
4.500% due 12/04/2025 (c)		1,094,948	79,798
4.750% due 06/14/2018		17,587	1,125
New Zealand Government Bond
2.000% due 09/20/2025	NZD	18,730	12,622
2.500% due 09/20/2035		10,041	6,995
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	24,494	28,467
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	457
4.750% due 04/17/2019	EUR	1,500	938
5.000% due 08/22/2016	JPY	80,000	379
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	498	585
4.125% due 02/18/2019		$1,100	1,147
4.375% due 01/18/2021	EUR	2,000	2,572
4.700% due 11/01/2016		1,100	1,299
Spain Government International Bond
0.550% due 11/30/2019 (c)		11,740	13,258
1.000% due 11/30/2030 (c)		500	519
3.800% due 04/30/2024 (c)		2,600	3,272
4.400% due 10/31/2023 (c)		5,200	6,816

United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	28,466	48,399

Total Sovereign Issues (Cost $372,254)			348,886

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (e) 0.0%			695

U.S. TREASURY BILLS 0.7%
0.011% due 07/23/2015 - 11/12/2015 (a)(f)(h)(j)		$21,676	21,675

Total Short-Term Instruments (Cost $22,370)			22,370

Total Investments in Securities (Cost $4,421,903)			4,284,024

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		3,767,415	37,365

Total Short-Term Instruments (Cost $37,368)			37,365

Total Investments in Affiliates (Cost $37,368)			37,365

Total Investments 140.2% (Cost $4,459,271)			$4,321,389
Financial Derivative Instruments (g)(i) (0.3%) (Cost or Premiums, net $(6,203))			(10,629)
Other Assets and Liabilities, net (39.9%)			(1,228,451)

Net Assets 100.0%			$3,082,309

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$695	Fannie Mae 2.200% due 10/17/2022	$(709)	$695	$695

Total Repurchase Agreements						$(709)	$695	$695

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	0.375%	05/21/2015	05/20/2017	$(1,935)	$(1,934)
BOS	0.010	06/30/2015	07/02/2015	(12,652)	(12,652)
	0.300	05/19/2015	07/17/2015	(10,197)	(10,201)
BSN	0.270	04/10/2015	07/10/2015	(39,848)	(39,872)
	0.270	04/13/2015	07/13/2015	(76,026)	(76,071)
	0.270	04/14/2015	07/14/2015	(11,209)	(11,216)
	0.270	04/15/2015	07/15/2015	(14,805)	(14,814)
	0.280	05/26/2015	07/27/2015	(98,018)	(98,045)
	0.280	05/29/2015	07/21/2015	(94,372)	(94,396)
	0.280	06/05/2015	07/07/2015	(17,169)	(17,172)
GRE	0.300	06/30/2015	07/02/2015	(24,446)	(24,446)
	0.460	06/30/2015	07/06/2015	(5,096)	(5,096)
JPS	0.080	06/30/2015	07/06/2015	(62,835)	(62,835)
RDR	0.300	05/26/2015	07/27/2015	(102,019)	(102,050)
	0.300	05/29/2015	07/10/2015	(59,832)	(59,849)

Total Reverse Repurchase Agreements					$(630,649)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	(0.100)%	06/29/2015	07/02/2015	$(11,282)	$(11,282)
	0.250	05/18/2015	07/17/2015	(43,301)	(43,347)
	0.260	05/28/2015	07/09/2015	(23,503)	(23,518)
	0.290	05/21/2015	07/21/2015	(28,721)	(28,758)
	0.330	05/28/2015	07/09/2015	(24,075)	(24,107)
MSC	0.313	05/21/2015	07/15/2015	(90,267)	(89,585)
	0.410	06/11/2015	07/02/2015	(2,329)	(2,330)
TDM	0.230	05/18/2015	08/18/2015	(12,803)	(12,873)
	0.260	05/05/2015	07/06/2015	(65,721)	(65,797)
	0.260	05/11/2015	08/11/2015	(259,591)	(261,372)
	0.270	05/08/2015	07/08/2015	(6,119)	(6,128)
	0.310	05/27/2015	07/08/2015	(15,300)	(15,320)
	0.330	06/04/2015	07/14/2015	(76,518)	(76,675)
	0.350	06/12/2015	07/10/2015	(1,346)	(1,348)

Total Sale-Buyback Transactions					$(662,440)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $1,219,469 at a weighted average interest rate of 0.240%.
(3)	Payable for sale-buyback transactions includes $2,128 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$14,000	$(14,044)	$(13,932)
Fannie Mae	3.500	07/01/2045	13,000	(13,479)	(13,384)

Total Short Sales				$(27,523)	$(27,316)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $1,280,922 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	475	$78	$66

Total Purchased Options				$78	$66

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2015	197	$(159)	$(89)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	197	(131)	(152)

				$(290)	$(241)

Total Written Options				$(290)	$(241)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	2,612	$(852)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	1,275	(423)	32	0
90-Day Eurodollar June Futures	Short	06/2016	302	(86)	4	0
90-Day Eurodollar March Futures	Short	03/2016	1,271	(284)	16	0
90-Day Eurodollar March Futures	Short	03/2017	1,357	(309)	17	0
90-Day Eurodollar September Futures	Short	09/2016	977	(350)	25	0
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	200	(18)	100	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	200	9	0	(36)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	236	(211)	213	(764)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	21	26	42	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	200	53	69	0
U.S. Treasury 5-Year Note September Futures	Short	09/2015	53	8	2	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	126	9	24	0

Total Futures Contracts				$(2,428)	$544	$(800)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$10,098	$643	$17	$12	$(7)
CDX.IG-24 5-Year Index	1.000	06/20/2020		27,800	403	12	7	(2)
iTraxx Europe 23 5-Year Index	1.000	06/20/2020	EUR	48,000	662	(334)	0	(218)

					$1,708	$(305)	$19	$(227)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$184,400	$(260)	$(263)	$13	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		305,500	(1,625)	(311)	21	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		27,800	(23)	58	0	(8)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		228,800	1,799	(506)	148	0
Pay	3-Month USD-LIBOR	2.670	07/13/2045		470	(27)	(1)	0	(1)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		85,200	4,380	(1,061)	187	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		24,900	(1,200)	143	0	(67)
Receive	6-Month EUR-EURIBOR	0.550	01/17/2016	EUR	103,600	(509)	(232)	1	0
Receive	6-Month EUR-EURIBOR	1.000	12/17/2024		1,800	9	13	0	(19)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		78,500	3,897	4,993	0	(905)
Pay	6-Month EUR-EURIBOR	1.500	03/16/2046		2,300	(157)	(616)	61	0
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	245,100	(2,113)	305	0	(602)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		4,550	139	344	0	(81)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		25,520	3,356	1,412	0	(910)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	130,000	(45)	(34)	0	(2)
Receive	28-Day MXN-TIIE	4.035	02/03/2017	MXN	262,200	(17)	(82)	0	(17)
Pay	28-Day MXN-TIIE	5.630	10/11/2021		51,000	(15)	(87)	23	0
Pay	28-Day MXN-TIIE	5.680	11/09/2021		46,600	(9)	(9)	21	0
Pay	28-Day MXN-TIIE	5.560	11/11/2021		4,600	(3)	(10)	2	0
Pay	28-Day MXN-TIIE	5.750	12/06/2021		28,000	0	14	13	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		53,200	(12)	(126)	47	0

						$7,565	$3,944	$537	$(2,612)

Total Swap Agreements						$9,273	$3,639	$556	$(2,839)

(4)	Unsettled variation margin asset of $71 for closed swap agreements is outstanding at period end.

(h)	Securities with an aggregate market value of $34,637 and cash of $6,952 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	15,287		$4,969	$52	$0
	07/2015	GBP	53,458		82,146	0	(1,849)
	07/2015	MXN	3,295		210	0	0
	07/2015		$5,301	BRL	15,287	0	(384)
	07/2015		6,530	INR	425,187	138	0
	07/2015		19,145	NZD	27,975	0	(188)
	08/2015	NZD	27,975		$19,090	187	0
	08/2015		$1,806	BRL	5,694	5	0
BPS	07/2015	BRL	38,443		$12,520	155	0
	07/2015	JPY	3,087,100		24,984	0	(240)
	07/2015	MXN	975,370		62,899	864	0
	07/2015	NZD	27,975		19,927	970	0
	07/2015		$12,342	BRL	38,443	39	(16)
	08/2015	BRL	29,677		$9,454	19	0
BRC	07/2015	PLN	1,437		376	0	(6)
	07/2015		$8,402	INR	532,876	0	(46)
CBK	07/2015	AUD	4,373		$3,334	0	(40)
	07/2015	BRL	6,782		2,192	11	0
	07/2015		$2,150	BRL	6,782	31	0
	07/2015		18,080	EUR	15,941	0	(308)
	07/2015		839	MXN	12,788	0	(26)
	08/2015		3,038	BRL	9,654	31	0
	09/2015	MXN	77,891		$4,927	3	0
	01/2016	BRL	4,633		1,390	0	(8)
DUB	07/2015		21,033		6,922	204	(46)
	07/2015	KRW	8,579,612		7,659	1	0
	07/2015	MXN	16,518		1,077	27	0
	07/2015		$7,523	BRL	21,033	20	(779)
FBF	07/2015	BRL	50,243		$18,407	2,247	0
	07/2015	MXN	123,663		8,091	226	0
	07/2015		$16,194	BRL	50,242	0	(34)
GLM	07/2015	BRL	32,385		$10,534	118	0
	07/2015	EUR	245,747		268,639	0	(5,332)
	07/2015	MXN	64,448		4,224	125	0
	07/2015		$10,274	BRL	32,385	142	0
	08/2015	EUR	20,549		$23,008	90	0
HUS	07/2015	MXN	2,056		134	3	0
JPM	07/2015	EUR	4,321		4,907	89	0
	07/2015		$6,811	EUR	6,114	38	(33)
	07/2015		671	PLN	2,521	0	(1)
	01/2016	BRL	23,301		$6,975	0	(58)

MSB	07/2015		$237,771	EUR	212,472	0	(897)
	07/2015		25,025	JPY	3,087,100	200	0
	08/2015	EUR	212,472		$237,871	895	0
	08/2015	JPY	3,087,100		25,034	0	(200)
NGF	07/2015	MXN	200,535		12,972	218	0
SCX	07/2015	BRL	54,015		17,410	36	0
	07/2015		$17,787	BRL	54,015	0	(413)
	08/2015		13,181	INR	850,707	94	0
UAG	07/2015		17,564	EUR	15,541	0	(239)
	07/2015		83,932	GBP	53,458	64	0
	07/2015		1,865	MXN	28,764	0	(36)
	08/2015	DKK	34,235		$5,220	98	0
	08/2015	EUR	17,057		19,090	75	(10)
	08/2015	GBP	53,458		83,914	0	(63)
	08/2015		$1,408	GBP	895	0	(2)

Total Forward Foreign Currency Contracts						$7,515	$(11,254)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$89,400	$112	$95
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.670	07/09/2015	5,300	86	331
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	89,600	103	97
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	37,100	59	38
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	21,200	355	842
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	08/11/2015	59,500	952	1,165
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	5,000	700	778

							$2,367	$3,346

Total Purchased Options							$2,367	$3,346

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	7,300	$(15)	$(23)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		7,700	(16)	(25)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		14,900	(32)	(53)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		4,900	(11)	(12)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		6,700	(14)	(22)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		7,500	(14)	(24)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		62,500	(126)	(221)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		6,900	(15)	(24)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		10,600	(25)	(37)

							$(268)	$(441)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	12,620	$(50)	$(1)
	Put - OTC EUR versus USD		1.110	07/20/2015		25,992	(131)	(314)
	Call - OTC EUR versus USD		1.170	07/20/2015		25,992	(144)	(24)
BRC	Call - OTC EUR versus USD		1.150	07/15/2015		4,460	(35)	(10)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$1,360	(32)	(189)
FBF	Put - OTC USD versus BRL		2.850	07/16/2015		3,996	(29)	0
	Call - OTC USD versus BRL		4.000	03/17/2016		21,600	(913)	(347)
UAG	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	11,880	(68)	(1)

							$(1,402)	$(886)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$93,600	$(834)	$(56)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	8,200	(7)	(4)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	(6)	(3)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,200	0	(393)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	(13)

Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	(1)
Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	29,800	(337)	(326)

					$(1,216)	$(796)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$42,500	$(193)	$(4)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		55,000	(191)	(67)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		54,100	(352)	(499)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		54,100	(465)	(346)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/09/2015		5,300	(91)	0
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		81,700	(317)	(259)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		56,900	(193)	(713)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		4,700	(29)	(43)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		4,700	(42)	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	10,900	(94)	(28)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		10,900	(94)	(93)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$52,600	(162)	(161)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	12,500	(124)	(97)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		$37,100	(22)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		37,100	(37)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		103,700	(351)	(126)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		21,000	(700)	(701)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015		21,200	(348)	(22)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/11/2015		59,500	(952)	(140)

								$(4,757)	$(3,358)

Total Written Options								$(7,643)	$(5,481)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.394%		$100	$(8)	$6	$0	$(2)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		500	(12)	2	0	(10)
	Italy Government International Bond	1.000	03/20/2019	1.096		1,000	(17)	14	0	(3)
BRC	Greece Government International Bond	1.000	06/20/2016	52.000		800	(44)	(372)	0	(416)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		1,600	(49)	17	0	(32)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394		1,100	(84)	65	0	(19)
	Greece Government International Bond	1.000	12/20/2015	50.000	EUR	400	(19)	(204)	0	(223)
	Greece Government International Bond	1.000	12/20/2016	53.249		$100	(8)	(45)	0	(53)
HUS	Indonesia Government International Bond	1.000	12/20/2019	1.481		500	(12)	2	0	(10)
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394		500	(37)	29	0	(8)
	Indonesia Government International Bond	1.000	12/20/2019	1.481		1,700	(40)	6	0	(34)
MYC	Barclays Bank PLC	1.000	09/20/2015	0.354	EUR	5,800	63	(52)	11	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394		$400	(31)	24	0	(7)

							$(298)	$(508)	$11	$(817)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	6,200	$2	$68	$70	$0
	Pay	1-Month GBP-UKRPI	3.306	04/08/2035		2,600	0	(163)	0	(163)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,100	(7)	44	37	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		100	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		200	2	(21)	0	(19)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	70,700	(99)	95	0	(4)

BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	900	4	(1)	3	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	95,400	(55)	50	0	(5)
	Pay	3-Month USD-CPURNSA Index	1.560	11/05/2016		$12,300	0	(205)	0	(205)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	58,500	(7)	4	0	(3)
CBK	Pay	1-Month GBP-UKRPI	3.350	05/15/2030	GBP	2,500	0	(9)	0	(9)
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		10,600	7	114	121	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		300	(10)	20	10	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		10,700	(177)	(861)	0	(1,038)
DUB	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	88,100	(46)	41	0	(5)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$900	6	(83)	0	(77)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		1,700	0	(146)	0	(146)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	1,100	0	(3)	0	(3)
	Pay	1-Month GBP-UKRPI	3.335	04/15/2035		10,900	6	(567)	0	(561)
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		1,100	(8)	64	56	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,500	4	46	50	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		100	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		500	(2)	(2)	0	(4)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	32,300	(36)	34	0	(2)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	4,000	0	(156)	0	(156)
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		900	3	0	3	0
	Pay	1-Month GBP-UKRPI	3.358	04/15/2035		2,600	0	(112)	0	(112)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	9,500	6	(7)	0	(1)
	Pay	3-Month FR-FRCPI Index	1.625	06/18/2025	EUR	7,250	0	32	32	0
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$1,800	0	(91)	0	(91)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025		42,200	0	(256)	0	(256)
HUS	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	61,400	(18)	15	0	(3)
	Pay	1-Year BRL-CDI	13.220	01/02/2018		95,200	0	36	36	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	200	0	1	1	0
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		1,200	2	59	61	0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		700	5	26	31	0
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030		8,000	0	(96)	0	(96)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		600	1	19	20	0
UAG	Pay	1-Month GBP-UKRPI	3.195	04/15/2030		15,800	0	(631)	0	(631)

							$(417)	$(2,630)	$543	$(3,590)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	BCOMF3T Index	50,271	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	$22,663		$517	$517	$0
SOG	Receive	BCOMF3T Index	119,102	3-Month U.S. Treasury Bill rate plus a specified spread	08/17/2015	53,694		1,224	1,224	0

								$1,741	$1,741	$0

Total Swap Agreements							$(715)	$(1,397)	$2,295	$(4,407)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $14,235 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$100,928	$0	$100,928
Industrials	0	41,129	0	41,129
Utilities	0	8,162	0	8,162
U.S. Government Agencies	0	28,063	0	28,063
U.S. Treasury Obligations	0	3,575,062	0	3,575,062
Mortgage-Backed Securities	0	15,770	2,096	17,866
Asset-Backed Securities	0	141,558	0	141,558
Sovereign Issues	0	348,886	0	348,886
Short-Term Instruments
Repurchase Agreements	0	695	0	695
U.S. Treasury Bills	0	21,675	0	21,675
	$0	$4,281,928	$2,096	$4,284,024

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,365	$0	$0	$37,365

Total Investments	$37,365	$4,281,928	$2,096	$4,321,389

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,316)	$0	$(27,316)

Financial Derivative Instruments - Assets

Exchange-traded or centrally cleared	610	556	0	1,166
Over the counter	0	13,156	0	13,156
	$ 610	$13,712	$0	$14,322

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(800)	(3,080)	0	(3,880)
Over the counter	(161)	(20,981)	0	(21,142)

	$ (961)	$(24,061)	$0	$(25,022)

Totals	$ 37,014	$4,244,263	$2,096	$4,283,373

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Limited Duration Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.3%
U.S. TREASURY OBLIGATIONS 121.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2018	$1,535	$1,559
0.125% due 07/15/2022	617	614
2.000% due 01/15/2026	238	274
2.500% due 07/15/2016	1,172	1215

Total U.S. Treasury Obligations (Cost $3,662)		3,662

Total Investments in Securities (Cost $3,662)		3,662

Total Investments 121.3% (Cost $3,662)		$3,662
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net (21.3%)		(642)

Net Assets 100.0%		$3,020

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	1	$0	$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$ 0	$3,662	$0	$3,662

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 158.6%
CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 6.0%
Ally Financial, Inc.
3.250% due 09/29/2017		$5,400	$5,414
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (c)	EUR	1,000	1,111
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$1,600	1,624
Banco Santander S.A.
6.250% due 09/11/2021 (c)	EUR	1,900	2,064
Bankia S.A.
3.500% due 12/14/2015		1,500	1,696
Barclays Bank PLC
2.010% due 12/21/2020	MXN	17,500	1,086
7.625% due 11/21/2022		$200	228
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	800	890
8.000% due 12/15/2020 (c)		1,800	2,137
BNP Paribas S.A.
0.586% due 11/07/2015		$28,000	28,018
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,704
2.875% due 05/19/2016		11,000	12,435
Credit Agricole S.A.
0.864% due 06/02/2017		$14,900	14,909
6.500% due 06/23/2021 (c)	EUR	1,300	1,460
7.875% due 01/23/2024 (c)		$200	205
Evergrande Real Estate Group Ltd.
8.750% due 10/30/2018		250	236
12.000% due 02/17/2020		700	694
Export-Import Bank of India
2.432% due 03/30/2016		1,500	1,509
GATX Financial Corp.
5.800% due 03/01/2016		300	309
Goldman Sachs Group, Inc.
0.904% due 06/04/2017		6,700	6,692
HBOS PLC
0.787% due 09/01/2016	EUR	200	222
International Lease Finance Corp.
6.750% due 09/01/2016		$300	316
7.125% due 09/01/2018		600	671
8.625% due 09/15/2015		1,300	1,318
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,920	6,527
15.000% due 12/21/2019	EUR	260	439
Lloyds Bank PLC
1.750% due 05/14/2018		$4,700	4,696
3.500% due 05/14/2025		900	884
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		200	207
7.625% due 06/27/2023 (c)	GBP	200	325
7.875% due 06/27/2029 (c)		900	1,489
Navient Corp.
6.250% due 01/25/2016		$31	32
Rabobank Group
8.375% due 07/26/2016 (c)		1,900	1,990
8.400% due 06/29/2017 (c)		3,200	3,465
Stone Street Trust
5.902% due 12/15/2015		7,000	7,137
Trillion Chance Ltd.
8.500% due 01/10/2019		500	494
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		900	901
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,298
Westpac Banking Corp.
1.850% due 11/26/2018		4,800	4,824

			121,656

INDUSTRIALS 0.6%
Central China Real Estate Ltd.
8.000% due 01/28/2020		500	493
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	2,803

KWG Property Holding Ltd.
8.250% due 08/05/2019	$500	501
Medtronic, Inc.
4.625% due 03/15/2045	7,800	7,886
MGM Resorts International
7.625% due 01/15/2017	100	107
Sunac China Holdings Ltd.
8.750% due 12/05/2019	500	497
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	392	455
Yuzhou Properties Co. Ltd.
8.625% due 01/24/2019	200	202
9.000% due 12/08/2019	300	302

		13,246

UTILITIES 0.7%
Petrobras Global Finance BV
2.643% due 03/17/2017	4,300	4,221
3.163% due 03/17/2020	100	96
3.250% due 03/17/2017	900	888
5.375% due 01/27/2021	9,000	8,683
5.750% due 01/20/2020	100	99
5.875% due 03/01/2018	300	307
Sprint Communications, Inc.
9.125% due 03/01/2017	200	217

		14,511

Total Corporate Bonds & Notes (Cost $156,367)		149,413

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
0.867% due 02/25/2041	800	809
1.346% due 09/01/2044 - 10/01/2044	44	45
3.000% due 07/01/2045	9,000	8,956
3.500% due 07/01/2045 - 08/01/2045	20,000	20,570
Freddie Mac
0.786% due 12/15/2037	627	633
1.987% due 09/01/2036	185	196
2.086% due 07/01/2036	162	172
2.150% due 10/01/2036	72	77
NCUA Guaranteed Notes
0.745% due 12/08/2020	1,110	1,118
2.650% due 10/29/2020	2,188	2,233

Total U.S. Government Agencies (Cost $34,701)		34,809

U.S. TREASURY OBLIGATIONS 129.8%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	24,280	21,272
3.000% due 11/15/2044 (e)	1,400	1,363
3.000% due 05/15/2045 (e)	12,160	11,862
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	185,200	187,674
0.125% due 04/15/2018 (e)(g)	684,956	695,337
0.125% due 04/15/2019 (e)(g)	434,735	439,999
0.125% due 04/15/2020 (g)(i)	3,617	3,644
0.125% due 01/15/2022 (i)	3,345	3,314
0.125% due 07/15/2022 (e)	187,473	185,965
0.125% due 01/15/2023 (i)	1,742	1,711
0.250% due 01/15/2025 (e)(i)	24,283	23,788
0.625% due 07/15/2021	159,238	164,301
0.750% due 02/15/2045 (i)	26,222	23,774
1.125% due 01/15/2021 (i)	1,344	1,422
1.250% due 07/15/2020 (i)	119,931	128,261
1.375% due 02/15/2044 (i)	3,421	3,625
1.625% due 01/15/2018 (g)(i)	20,101	21,230
1.875% due 07/15/2019 (g)	46,426	50,601
2.000% due 01/15/2016 (e)	270,766	274,721
2.000% due 01/15/2026 (i)	12,289	14,083
2.125% due 01/15/2019 (g)(i)	7,493	8,151
2.125% due 02/15/2041 (i)	1,080	1,333
2.375% due 01/15/2017 (i)	44,156	46,309
2.375% due 01/15/2025 (i)	4,694	5,515
2.500% due 07/15/2016 (g)(i)	28,034	29,072
2.625% due 07/15/2017 (e)	206,701	221,702
U.S. Treasury Notes
1.500% due 05/31/2020 (e)	35,300	35,074
1.750% due 03/31/2022 (e)	43,600	42,772

Total U.S. Treasury Obligations (Cost $2,651,483)		2,647,875

MORTGAGE-BACKED SECURITIES 4.4%
Ally Financial, Inc.
2.500% due 03/15/2017 (d)	17,000	16,758

Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		179	189
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035		18	18
2.260% due 08/25/2035		31	31
2.515% due 03/25/2035		13	13
2.680% due 03/25/2035		52	52
2.859% due 01/25/2035		240	242
Chase Mortgage Finance Trust
4.664% due 12/25/2035 ^		121	117
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		21	21
2.410% due 09/25/2035		35	35
2.623% due 03/25/2034		190	190
2.660% due 05/25/2035		18	18
Countrywide Alternative Loan Trust
0.357% due 05/25/2047		4,731	4,097
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		311	318
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035		131	116
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039		163	168
Credit Suisse First Boston Mortgage Securities Corp.
0.887% due 10/25/2035 ^		909	668
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		147	149
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,415	5,515
First Horizon Mortgage Pass-Through Trust
2.591% due 06/25/2035		8,172	7,966
Granite Master Issuer PLC
0.137% due 12/20/2054	EUR	391	434
Grecale RMBS SRL
0.498% due 01/27/2061		17,560	19,380
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,208
GSR Mortgage Loan Trust
2.701% due 01/25/2036 ^		275	256
2.703% due 09/25/2035		132	133
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	155	240
HomeBanc Mortgage Trust
0.457% due 10/25/2035		$302	269
Indus Eclipse PLC
0.741% due 01/25/2020	GBP	645	1,003
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		$4,050	4,162
JPMorgan Mortgage Trust
2.550% due 06/25/2035		510	505
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		201	211
Marche Mutui SRL
0.419% due 02/25/2055	EUR	774	851
2.248% due 01/27/2064		1,755	2,003
Marche SRL
0.398% due 10/27/2065		518	578
Merrill Lynch Mortgage Investors Trust
1.673% due 10/25/2035		$114	111
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	107
Morgan Stanley Capital Trust
6.104% due 06/11/2049		313	334
RBSSP Resecuritization Trust
0.381% due 12/26/2036		2,333	1,996
2.248% due 07/26/2045		3,285	3,284
Residential Asset Securitization Trust
0.587% due 01/25/2046 ^		452	235
Structured Adjustable Rate Mortgage Loan Trust
2.576% due 12/25/2034		286	280
4.945% due 03/25/2036 ^		470	397
Thornburg Mortgage Securities Trust
6.088% due 09/25/2037		621	640
Ulysses European Loan Conduit PLC
0.731% due 07/25/2017	GBP	800	1,229
WaMu Mortgage Pass-Through Certificates Trust
0.457% due 07/25/2045		$1,531	1,447
0.507% due 08/25/2045		7,818	7,390
1.228% due 01/25/2046		3,074	2,981
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/2036		304	293

5.232% due 10/25/2035		118	116

Total Mortgage-Backed Securities (Cost $90,702)			88,754

ASSET-BACKED SECURITIES 1.3%
Babson CLO Ltd.
0.529% due 11/10/2019		158	158
Bear Stearns Asset-Backed Securities Trust
2.287% due 03/25/2035		6,600	6,173
BlackRock Senior Income
0.515% due 04/20/2019		209	208
BNC Mortgage Loan Trust
0.317% due 07/25/2037		750	695
Citigroup Mortgage Loan Trust, Inc.
0.477% due 10/25/2036		1,000	882
Countrywide Asset-Backed Certificates
0.367% due 07/25/2036		387	381
0.435% due 04/25/2036		63	62
FBR Securitization Trust
0.925% due 11/25/2035		799	794
Fremont Home Loan Trust
0.677% due 07/25/2035		100	89
Hewett’s Island CLO Ltd.
0.680% due 11/12/2019		964	955
Hillmark Funding Ltd.
0.531% due 05/21/2021		3,653	3,605
HSI Asset Securitization Corp. Trust
0.457% due 02/25/2036		500	436
Magi Funding PLC
0.331% due 04/11/2021	EUR	44	49
Merrill Lynch Mortgage Investors Trust
0.667% due 05/25/2036		$295	270
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019		247	245
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019		39	39
NovaStar Mortgage Funding Trust
0.657% due 01/25/2036		2,002	1,589
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.207% due 12/25/2034		247	248
Saxon Asset Securities Trust
0.980% due 03/25/2035 ^		1,275	1,164
4.034% due 06/25/2033		194	197
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	3,225	3,543
Soundview Home Loan Trust
0.657% due 11/25/2035		$5,690	4,785
Structured Asset Securities Corp.
0.847% due 02/25/2035		143	133
Wood Street CLO BV
0.339% due 03/29/2021	EUR	51	56

Total Asset-Backed Securities (Cost $27,029)			26,756

SOVEREIGN ISSUES 10.9%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,100	2,578
Canada Housing Trust
1.850% due 12/15/2016	CAD	19,800	16,130
Colombian TES
3.000% due 03/25/2033 (b)	COP	7,650,725	2,536
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	18,265	2,874
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	8,510	9,982
2.100% due 09/15/2021		1,303	1,576
2.350% due 09/15/2019 (b)		2,440	2,947
2.350% due 09/15/2024 (b)		28,237	34,697
3.100% due 09/15/2026 (b)		425	559
5.500% due 11/01/2022		2,300	3,175
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	4,190	287
4.000% due 11/08/2046 (b)		87,416	6,049
4.500% due 12/04/2025 (b)		361,986	26,381
4.750% due 06/14/2018		59,450	3,803
New Zealand Government Bond
3.000% due 09/20/2030	NZD	13,665	10,228
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	150	74
3.000% due 02/24/2024		150	72
3.000% due 02/24/2025		150	71
3.000% due 02/24/2026		150	68
3.000% due 02/24/2027		150	67
3.000% due 02/24/2028		150	67
3.000% due 02/24/2029		250	110
3.000% due 02/24/2030		250	110

3.000% due 02/24/2031		850	370
3.000% due 02/24/2032		250	108
3.000% due 02/24/2033		250	106
3.000% due 02/24/2034		250	107
3.000% due 02/24/2035		250	106
3.000% due 02/24/2036		450	192
3.000% due 02/24/2037		450	193
3.000% due 02/24/2038		450	192
3.000% due 02/24/2039		450	191
3.000% due 02/24/2040		450	192
3.000% due 02/24/2041		450	192
3.000% due 02/24/2042		750	321
4.500% due 07/03/2017	JPY	350,000	1,544
4.750% due 04/17/2019	EUR	2,000	1,250
Slovenia Government International Bond
4.700% due 11/01/2016		6,800	8,028
Spain Government International Bond
1.000% due 11/30/2030 (b)		4,003	4,151
3.800% due 04/30/2024		16,000	20,136
5.400% due 01/31/2023		3,400	4,713
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	32,989	56,089

Total Sovereign Issues (Cost $247,200)			222,622

	SHARES
REAL ESTATE INVESTMENT TRUSTS 1.2%
FINANCIALS 1.2%
Equity Residential		349,677	24,537

Total Real Estate Investment Trusts (Cost $19,149)			24,537

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.0%
CERTIFICATES OF DEPOSIT 1.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$35,500	35,486

COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,200	4,194

U.S. TREASURY BILLS 0.1%
0.008% due 09/10/2015 - 11/05/2015 (a)(i)		1,141	1,141

Total Short-Term Instruments (Cost $40,835)			40,821

Total Investments in Securities (Cost $3,267,466)			3,235,587

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III		6,867,070	68,108

Total Short-Term Instruments (Cost $68,109)			68,108

Total Investments in Affiliates (Cost $68,109)			68,108

Total Investments 161.9% (Cost $3,335,575)			$3,303,695
Financial Derivative Instruments (f)(h) (5.0%) (Cost or Premiums, net $(5,987))			(101,763)
Other Assets and Liabilities, net (56.9%)			(1,161,562)

Net Assets 100.0%			$2,040,370

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$17,000	$16,758	0.82%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.180%	06/30/2015	07/09/2015	$(8,868)	$(8,868)
	0.480	06/18/2015	07/08/2015	(5,074)	(5,075)
BSN	0.260	05/05/2015	07/06/2015	(119,520)	(119,569)
	0.270	04/15/2015	07/15/2015	(93,189)	(93,242)
	0.270	06/12/2015	07/10/2015	(16,560)	(16,562)
	0.280	05/18/2015	07/20/2015	(30,539)	(30,550)
	0.280	05/26/2015	07/27/2015	(6,222)	(6,224)
	0.280	06/05/2015	07/07/2015	(10,227)	(10,229)
GRE	0.260	05/14/2015	07/14/2015	(92,832)	(92,864)
	0.300	06/30/2015	07/02/2015	(13,217)	(13,217)
	0.310	05/27/2015	07/08/2015	(114,366)	(114,401)
	0.350	06/03/2015	07/06/2015	(16,606)	(16,610)
	0.380	06/29/2015	07/07/2015	(7,241)	(7,241)
IND	0.230	01/22/2015	07/14/2015	(184,960)	(185,149)
	0.250	06/12/2015	07/09/2015	(39,433)	(39,439)
	0.250	06/12/2015	07/13/2015	(36,225)	(36,230)
	0.260	05/11/2015	07/13/2015	(3,788)	(3,789)
	0.280	06/08/2015	08/10/2015	(7,825)	(7,826)
JPS	0.230	06/12/2015	07/13/2015	(13,932)	(13,934)
	0.270	06/15/2015	07/06/2015	(18,590)	(18,592)
	0.450	06/26/2015	07/02/2015	(13,977)	(13,976)
SCX	0.280	05/21/2015	07/21/2015	(16,195)	(16,200)
	0.290	06/10/2015	07/20/2015	(26,860)	(26,865)
	0.330	06/19/2015	07/17/2015	(4,323)	(4,324)

Total Reverse Repurchase Agreements					$(900,976)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Amount Borrowed (2)
MSC	0.350%	06/03/2015	07/02/2015	$(1,393)	$(1,393)
TDM	0.260	05/05/2015	07/06/2015	(102,499)	(102,608)
	0.270	05/08/2015	07/08/2015	(54,399)	(54,489)
	0.300	05/28/2015	07/28/2015	(29,042)	(29,145)
	0.310	05/27/2015	07/08/2015	(15,263)	(15,278)
	0.310	06/09/2015	08/07/2015	(48,786)	(49,001)
	0.330	06/04/2015	07/14/2015	(3,597)	(3,603)
	0.330	06/10/2015	08/10/2015	(1,037)	(1,042)

Total Sale-Buyback Transactions					$(256,559)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $1,082,941 at a weighted average interest rate of 0.237%.
(2)	Payable for sale-buyback transactions includes $425 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$9,000	$(9,013)	$(8,956)
Fannie Mae	3.500	07/01/2045	15,000	(15,553)	(15,443)
Fannie Mae	3.500	08/01/2045	5,000	(5,120)	(5,134)

Total Short Sales	$(29,686)	$(29,533)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $1,157,238 and cash of $10 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	310	$51	$43

Total Purchased Options				$51	$43

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2015	137	$(111)	$(62)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	137	(91)	(105)

				$(202)	$(167)

Total Written Options				$(202)	$(167)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	1,715	$(481)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	840	(285)	21	0
90-Day Eurodollar June Futures	Short	06/2016	1,013	(225)	13	0
90-Day Eurodollar March Futures	Short	03/2016	1,326	(847)	16	0
90-Day Eurodollar March Futures	Short	03/2017	1,028	(227)	13	0
90-Day Eurodollar September Futures	Short	09/2016	393	(141)	10	0
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	137	(12)	69	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	137	6	0	(25)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	107	(115)	96	(348)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	8	10	16	0
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	137	36	47	0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	248	277	8	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	54	4	14	0

Total Futures Contracts				$(2,000)	$323	$(373)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin (5)
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-23 5-Year Index	(1.000)%	12/20/2019	$62,700	$(852)	$279	$0	$(57)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$6,732	$429	$11	$7	$(4)
CDX.IG-24 5-Year Index	1.000	06/20/2020		18,400	266	8	4	(1)
iTraxx Europe 23 5-Year Index	1.000	06/20/2020	EUR	35,000	483	(245)	0	(159)

					$1,178	$(226)	$11	$(164)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$133,700	$(189)	$(191)	$9	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		22,800	(121)	(31)	2	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		19,700	(16)	41	0	(5)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		2,900	14	(13)	1	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		248,600	1,965	(266)	81	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		63,000	3,239	(449)	167	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		7,900	(381)	48	0	(21)
Receive	6-Month EUR-EURIBOR	0.550	01/17/2016	EUR	199,500	(980)	(737)	3	0
Receive	6-Month EUR-EURIBOR	2.000	01/29/2024		9,500	(967)	(890)	0	(94)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		10,300	511	636	0	(119)
Receive	6-Month EUR-EURIBOR	1.250	09/16/2045		10,800	1,378	2,627	0	(274)
Receive	6-Month GBP-LIBOR	1.250	06/17/2017	GBP	19,300	130	179	0	(38)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017		120,800	(1,041)	151	0	(297)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		4,900	149	(59)	0	(87)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		20,210	2,658	2,725	0	(720)
Receive	28-Day MXN-TIIE	4.035	02/03/2017	MXN	1,027,900	(66)	(305)	0	(68)
Pay	28-Day MXN-TIIE	5.145	04/02/2020		219,100	(72)	(61)	73	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		582,700	(76)	(878)	262	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		182,800	(17)	(17)	83	0
Pay	28-Day MXN-TIIE	5.670	11/09/2021		239,500	(15)	(375)	109	0
Pay	28-Day MXN-TIIE	5.750	12/06/2021		87,400	14	57	40	0

						$6,117	$2,192	$830	$(1,723)

Total Swap Agreements						$6,443	$2,245	$841	$(1,944)

(5)	Unsettled variation margin asset of $109 on closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $28,016 and cash of $6,945 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	557		$181	$2	$0
	07/2015	GBP	47,099		72,375	0	(1,630)
	07/2015	MXN	22,587		1,438	1	0
	07/2015	NZD	13,834		9,870	496	0
	07/2015		$180	BRL	557	0	0
	07/2015		21,778	INR	1,381,898	0	(106)
	07/2015		202	MXN	3,096	0	(5)
	08/2015		19,447	BRL	61,324	50	0
BPS	07/2015	BRL	9,776		$3,190	46	0
	07/2015	JPY	2,495,000		20,192	0	(194)
	07/2015	MXN	374,142		24,127	332	0
	07/2015		$3,150	BRL	9,776	0	(6)
	08/2015	BRL	5,886		$1,875	4	0
BRC	07/2015	PLN	23,004		6,012	0	(101)
	07/2015	ZAR	5,842		478	0	0
CBK	07/2015	MXN	11,551		749	14	0
	07/2015		$4,224	AUD	5,452	0	(18)
	07/2015		15,968	CAD	19,704	0	(192)
	07/2015		13,356	EUR	11,776	0	(228)
	07/2015		1,432	MXN	21,994	0	(33)
	08/2015	CAD	19,704		$15,960	191	0
	09/2015	MXN	102,479		6,482	3	0
DUB	07/2015	BRL	195,864		64,219	1,626	(404)
	07/2015	KRW	11,203,207		10,345	345	0
	07/2015		$69,846	BRL	195,864	0	(6,849)
FBF	08/2015	EUR	203,067		$228,389	1,877	0
	08/2015		$129	MYR	481	0	(1)
GLM	07/2015	AUD	12,350		$9,547	19	0

	07/2015	BRL	20,073		6,530	74	0
	07/2015	CAD	19,704		15,862	86	0
	07/2015		$6,470	BRL	20,073	0	(13)
	08/2015	EUR	14,758		$16,528	68	0
	08/2015		$22,895	BRL	72,762	238	0
	08/2015		30,466	INR	1,977,865	397	0
HUS	07/2015	BRL	214,119		$69,013	144	0
	07/2015	COP	4,981,809		1,951	44	0
	07/2015		$2,585	AUD	3,334	0	(12)
	07/2015		69,823	BRL	214,119	0	(955)
	07/2015		9,466	NZD	13,834	0	(91)
	08/2015	NZD	13,834		$9,439	91	0
JPM	07/2015	BRL	125,726		46,257	5,819	0
	07/2015	EUR	3,017		3,426	62	0
	07/2015	HUF	4,452,066		15,873	147	0
	07/2015		$40,523	BRL	125,726	0	(85)
	07/2015		4,866	EUR	4,403	42	0
	07/2015		17,096	INR	1,102,628	195	0
	07/2015		10,512	PLN	39,474	0	(21)
	04/2016	BRL	165,920		$51,540	2,870	0
MSB	07/2015		$20,225	JPY	2,495,000	161	0
	08/2015	JPY	2,495,000		$20,232	0	(162)
NGF	07/2015	MXN	163,721		10,591	178	0
SCX	07/2015	EUR	22,063		24,723	126	0
	07/2015		$34,385	MXN	536,029	0	(293)
	08/2015		24,733	EUR	22,063	0	(126)
	09/2015	MXN	536,029		$34,184	294	0
UAG	07/2015	EUR	2,330		2,620	23	0
	07/2015		$12,693	EUR	11,231	0	(172)
	07/2015		73,948	GBP	47,099	56	0
	07/2015		704	MXN	10,882	0	(12)
	08/2015	DKK	18,480		$2,818	53	0
	08/2015	GBP	47,099		73,932	0	(56)

Total Forward Foreign Currency Contracts						$16,174	$(11,765)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$59,900	$75	$64
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	58,800	68	64
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	126,700	203	131
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	15,200	254	603
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	18,000	2,520	2,801

							$3,120	$3,663

Total Purchased Options							$3,120	$3,663

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	5,000	$(10)	$(16)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		5,200	(11)	(17)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		10,400	(22)	(37)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		2,700	(6)	(7)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		4,700	(10)	(15)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		5,200	(10)	(17)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		44,800	(71)	(158)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		4,600	(10)	(16)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		6,700	(16)	(23)

							$(166)	$(306)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	9,370	$(37)	$(1)
	Put - OTC EUR versus USD		1.110	07/20/2015		17,987	(90)	(217)
	Call - OTC EUR versus USD		1.170	07/20/2015		17,987	(100)	(17)
BRC	Call - OTC EUR versus USD		1.150	07/15/2015		3,310	(26)	(7)
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015		$11,360	(271)	(1,574)
FBF	Put - OTC USD versus BRL		2.950	07/13/2015		24,000	(185)	(9)
	Put - OTC USD versus BRL		2.850	07/16/2015		21,300	(152)	(1)
	Call - OTC USD versus BRL		4.000	03/17/2016		21,300	(900)	(342)
UAG	Call - OTC EUR versus USD		$1.150	07/02/2015	EUR	8,610	(49)	(1)

							$(1,810)	$(2,169)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(38)	$(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	(1)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	5,800	(5)	(3)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	(21)	(11)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	7,100	0	(273)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	(115)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	(10)
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	27,700	(313)	(303)

						$(674)	$(719)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$31,800	$(145)	$(3)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		42,300	(147)	(51)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		56,500	(219)	(179)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		25,000	(85)	(313)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	8,200	(71)	(21)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		8,200	(71)	(70)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$34,700	(106)	(106)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	8,700	(86)	(67)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		$126,700	(76)	(31)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		126,700	(127)	(69)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		76,300	(258)	(93)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		75,600	(2,520)	(2,523)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015		15,200	(249)	(16)

								$(4,160)	$(3,542)

Total Written Options								$(6,810)	$(6,736)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070)%	03/20/2016	0.136%	$300	$0	$(2)	$0	$(2)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	3.394%	$600	$(46)	$36	$0	$(10)
	Italy Government International Bond	1.000	03/20/2019	1.096	4,400	(76)	62	0	(14)
BPS	Italy Government International Bond	1.000	03/20/2019	1.096	13,300	(230)	187	0	(43)
DUB	Italy Government International Bond	1.000	03/20/2019	1.096	8,000	(143)	117	0	(26)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394	6,900	(494)	377	0	(117)
	Sberbank of Russia Via SB Capital S.A.	1.000	03/20/2016	3.941	700	(39)	24	0	(15)
HUS	Italy Government International Bond	1.000	03/20/2019	1.096	8,500	(159)	132	0	(27)
	Spain Government International Bond	1.000	03/20/2019	0.860	5,200	(39)	67	28	0
JPM	Gazprom OAO Via Gaz Capital S.A.	1.000	03/20/2016	3.394	1,600	(119)	92	0	(27)
MYC	Petrobras International Finance Co.	1.000	12/20/2019	4.087	4,000	(370)	(120)	0	(490)
	Spain Government International Bond	1.000	03/20/2019	0.860	12,300	(76)	141	65	0

						$(1,791)	$1,115	$93	$(769)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	1,400	$0	$16	$16	$0
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		2,700	6	132	138	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		6,200	(7)	213	206	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		100	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		2,800	10	(282)	0	(272)
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	8,800	(12)	12	0	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	2,900	14	(5)	9	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		2,400	17	123	140	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	72,000	(34)	30	0	(4)
	Pay	3-Month USD-CPURNSA Index	1.560	11/05/2016		$41,200	0	(685)	0	(685)
BRC	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	35,600	(4)	2	0	(2)
	Receive	3-Month USD-CPURNSA Index	2.085	10/11/2017		$33,100	0	(1,131)	0	(1,131)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	4,200	3	45	48	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		2,700	(92)	182	90	0
DUB	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	16,600	(16)	15	0	(1)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		$3,600	26	(335)	0	(309)
	Receive	3-Month USD-CPURNSA Index	2.560	05/08/2023		33,100	0	(2,843)	0	(2,843)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	600	0	(2)	0	(2)
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		1,400	(1)	17	16	0
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		2,200	(16)	129	113	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		2,300	(74)	150	76	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		2,300	2	138	140	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	133,600	(41)	34	0	(7)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	6,830	0	(266)	0	(266)
	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		3,300	10	0	10	0
	Receive	3-Month USD-CPURNSA Index	2.415	02/12/2017		$7,400	0	(376)	0	(376)
	Receive	3-Month USD-CPURNSA Index	2.205	10/11/2018		27,400	0	(1,141)	0	(1,141)
	Pay	3-Month USD-CPURNSA Index	2.060	05/12/2025		30,700	0	(186)	0	(186)
HUS	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	12,900	(38)	(16)	0	(54)
	Pay	1-Year BRL-CDI	13.220	01/02/2018		66,400	0	25	25	0
JPM	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	600	0	2	2	0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		1,900	13	72	85	0
	Pay	1-Year BRL-CDI	13.030	01/02/2018	BRL	63,300	(82)	79	0	(3)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	2,300	0	(28)	0	(28)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,100	9	28	37	0
UAG	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	36,800	(48)	(106)	0	(154)

							$(355)	$(5,952)	$1,157	$(7,464)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	20,729	1-Month USD-LIBOR plus a specified spread	07/31/2015	$172,214		$(7,692)	$0	$(7,692)
	Receive	DWRTFT Index	8,218	1-Month USD-LIBOR plus a specified spread	11/20/2015	68,274		(3,050)	0	(3,050)
	Receive	DWRTFT Index	62,597	1-Month USD-LIBOR plus a specified spread	03/31/2016	520,047		(23,240)	0	(23,240)
BRC	Receive	DWRTFT Index	42,684	1-Month USD-LIBOR plus a specified spread	07/31/2015	354,613		(16,103)	0	(16,103)
GST	Receive	DWRTFT Index	31,321	1-Month USD-LIBOR plus a specified spread	11/20/2015	260,210		(11,619)	0	(11,619)
	Receive	DWRTFT Index	64,582	1-Month USD-LIBOR plus a specified spread	03/31/2016	536,538		(23,977)	0	(23,977)
	Receive	DWRTFT Index	24,922	1-Month USD-LIBOR plus a specified spread	06/15/2016	207,049		(9,265)	0	(9,265)

								$(94,946)	$0	$(94,946)

Total Swap Agreements							$(2,146)	$(99,785)	$1,250	$(103,181)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $111,353 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$121,656	$0	$121,656
Industrials	0	13,246	0	13,246
Utilities	0	14,511	0	14,511
U.S. Government Agencies	0	34,809	0	34,809
U.S. Treasury Obligations	0	2,647,875	0	2,647,875
Mortgage-Backed Securities	0	71,996	16,758	88,754
Asset-Backed Securities	0	26,756	0	26,756
Sovereign Issues	0	222,622	0	222,622
Real Estate Investment Trusts
Financials	24,537	0	0	24,537
Short-Term Instruments
Certificates of Deposit	0	35,486	0	35,486
Commercial Paper	0	4,194	0	4,194
U.S. Treasury Bills	0	1,141	0	1,141
	$24,537	$3,194,292	$16,758	$3,235,587

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,108	$0	$0	$68,108

Total Investments	$92,645	$3,194,292	$16,758	$3,303,695

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,533)	$0	$(29,533)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	366	841	0	1,207
Over the counter	0	21,087	0	21,087
	$366	$21,928	$0	$22,294

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(373)	(2,111)	0	(2,484)
Over the counter	(106)	(121,576)	0	(121,682)

	$(479)	$(123,687)	$0	$(124,166)

Totals	$92,532	$3,063,000	$16,758	$3,172,290

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2020 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 5.4%
EXCHANGE-TRADED FUNDS 5.4%
Vanguard FTSE Emerging Markets ETF	119,380	$4,880

Total Exchange-Traded Funds (Cost $5,080)		4,880

Total Investments in Securities (Cost $5,080)		4,880

INVESTMENTS IN AFFILIATES 97.3%
MUTUAL FUNDS (a) 94.9%
PIMCO CommoditiesPLUS® Strategy Fund	332,835	2,553
PIMCO Emerging Markets Bond Fund	239,974	2,445
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	703,762	7,404
PIMCO High Yield Fund	539,696	4,906
PIMCO Long Duration Total Return Fund	594,160	6,720
PIMCO RAE Fundamental PLUS EMG Fund	328,208	3,121
PIMCO Real Return Asset Fund	1,078,119	8,711
PIMCO Real Return Fund	655,090	7,108
PIMCO RealEstateRealReturn Strategy Fund	1,309,653	4,820
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	605,575	4,802
PIMCO StocksPLUS® International Fund (Unhedged)	608,705	3,908
PIMCO StocksPLUS® Small Fund	506,412	4,862
PIMCO StocksPLUS® Absolute Return Fund	401,236	3,896
PIMCO StocksPLUS® Fund	396,837	3,774
PIMCO Total Return Fund	1,404,953	14,864
PIMCO TRENDS Managed Futures Strategy Fund	275,340	2,808

Total Mutual Funds (Cost $89,499)		86,702

SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	224,727	2,229

Total Short-Term Instruments (Cost $2,229)		2,229

Total Investments in Affiliates (Cost $91,728)		88,931

Total Investments 102.7% (Cost $96,808)		$93,811
Financial Derivative Instruments (b)(c) 0.2% (Cost or Premiums, net $595)		203
Other Assets and Liabilities, net (2.9%)		(2,668)

Net Assets 100.0%		$91,346

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	31	$234	$214

Total Purchased Options				$234	$214

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	31	$(124)	$(103)

Total Written Options				$(124)	$(103)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	65	$(124)	$13	$0

Total Futures Contracts				$(124)	$13	$0

Cash of $347 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2015	BRL	3,031		$977	$2	$0
	07/2015	JPY	170,484		1,376	0	(18)
	07/2015		$977	BRL	3,031	0	(2)
	08/2015		966		3,031	0	(2)
	08/2015		1,376	JPY	170,484	17	0
CBK	07/2015		393	AUD	515	5	0
DUB	07/2015	BRL	3,031		$977	2	0
	07/2015		$1,117	BRL	3,031	0	(142)
FBF	07/2015		165	JPY	20,500	3	0
GLM	08/2015		137	CHF	128	0	0
HUS	07/2015		1,487	GBP	968	34	0
MSB	07/2015		1,209	JPY	149,984	16	0
UAG	07/2015	EUR	422		$461	0	(9)
	07/2015	GBP	968		1,520	0	(1)
	08/2015		$1,520	GBP	968	1	0

Total Forward Foreign Currency Contracts						$80	$(174)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,300	$75	$24
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,400	174	71
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	5,400	114	30
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,500	234	89

							$597	$214

Total Purchased Options							$597	$214

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$3,236	$(24)	$(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	3,236	(22)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	3,600	(60)	(24)

							$(106)	$(46)

Total Written Options							$(106)	$(46)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$300	$(6)	$11	$5	$0

Total Swap Agreements						$(6)	$11	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$ 4,880	$0	$0	$4,880
	$ 4,880	$0	$0	$4,880

Investments in Affiliates, at Value
Mutual Funds	86,702	0	0	86,702
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,229	0	0	2,229

	$ 88,931	$0	$0	$88,931

Total Investments	$ 93,811	$0	$0	$93,811

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	214	0	227
Over the counter	0	299	0	299
	$ 13	$513	$0	$526

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(103)	0	(103)
Over the counter	0	(220)	0	(220)

	$ 0	$(323)	$0	$(323)

Totals	$ 93,824	$190	$0	$94,014

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2025 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 6.5%
EXCHANGE-TRADED FUNDS 6.5%
Vanguard FTSE Emerging Markets ETF	125,410	$5,127

Total Exchange-Traded Funds (Cost $5,286)		5,127

Total Investments in Securities (Cost $5,286)		5,127

INVESTMENTS IN AFFILIATES 96.6%
MUTUAL FUNDS (a) 92.6%
PIMCO CommoditiesPLUS® Strategy Fund	279,167	2,141
PIMCO Emerging Markets Bond Fund	206,619	2,106
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	399,948	4,208
PIMCO High Yield Fund	692,724	6,297
PIMCO Long Duration Total Return Fund	486,584	5,503
PIMCO RAE Fundamental PLUS EMG Fund	401,095	3,814
PIMCO Real Return Asset Fund	891,567	7,204
PIMCO Real Return Fund	449,591	4,878
PIMCO RealEstateRealReturn Strategy Fund	1,671,544	6,151
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	789,175	6,258
PIMCO StocksPLUS® International Fund (Unhedged)	517,956	3,325
PIMCO StocksPLUS® Small Fund	427,332	4,102
PIMCO StocksPLUS® Absolute Return Fund	448,144	4,352
PIMCO StocksPLUS® Fund	479,642	4,561
PIMCO Total Return Fund	517,162	5,472
PIMCO TRENDS Managed Futures Strategy Fund	248,934	2,539

Total Mutual Funds (Cost $74,947)		72,911

SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	314,611	3,120

Total Short-Term Instruments (Cost $3,121)		3,120

Total Investments in Affiliates (Cost $78,068)		76,031

Total Investments 103.1% (Cost $83,354)		$81,158
Financial Derivative Instruments (b)(c) 0.3% (Cost or Premiums, net $452)		195
Other Assets and Liabilities, net (3.4%)		(2,621)

Net Assets 100.0%		$78,732

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	25	$189	$173

Total Purchased Options				$189	$173

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	25	$(100)	$(83)

Total Written Options				$(100)	$(83)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	51	$(94)	$10	$0

Total Futures Contracts				$(94)	$10	$0

Cash of $281 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2015	BRL	2,062	$	664	$1	$0
	07/2015	JPY	183,636		1,482	0	(19)
	07/2015		$665	BRL	2,062	0	(1)
	08/2015		657		2,062	0	(1)
	08/2015		1,482	JPY	183,636	19	0
CBK	07/2015		457	AUD	599	6	0
DUB	07/2015	BRL	2,062	$	665	1	0
	07/2015		$760	BRL	2,062	0	(97)
FBF	07/2015		157	JPY	19,600	3	0
GLM	08/2015		110	CHF	103	0	0
HUS	07/2015		1,649	GBP	1,073	37	0
JPM	07/2015	GBP	1,073	$	1,689	3	0
	08/2015		$1,689	GBP	1,073	0	(3)
MSB	07/2015		1,322	JPY	164,036	18	0
UAG	07/2015	EUR	29	$	32	0	(1)

Total Forward Foreign Currency Contracts						$88	$(122)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$3,300	$57	$19
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,300	131	53
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	4,100	86	23
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,200	179	68

							$453	$163

Total Purchased Options							$453	$163

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$2,626	$(19)	$(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	2,626	(18)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	2,900	(49)	(19)

							$(86)	$(37)

Total Written Options							$(86)	$(37)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$ 5,127	$0	$0	$5,127
	$ 5,127	$0	$0	$5,127

Investments in Affiliates, at Value
Mutual Funds	72,911	0	0	72,911
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,120	0	0	3,120

	$ 76,031	$0	$0	$76,031

Total Investments	$ 81,158	$0	$0	$81,158

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	173	0	183
Over the counter	0	254	0	254
	$ 10	$427	$0	$437

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(83)	0	(83)
Over the counter	0	(159)	0	(159)

	$ 0	$(242)	$0	$(242)

Totals	$ 81,168	$185	$0	$81,353

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2030 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 10.3%
EXCHANGE-TRADED FUNDS 9.9%
Vanguard FTSE Emerging Markets ETF	277,720	$11,353

Total Exchange-Traded Funds (Cost $11,602)		11,353

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.1%		142

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
0.013% due 08/27/2015 (e)	$261	261

Total Short-Term Instruments (Cost $403)		403

Total Investments in Securities (Cost $12,005)		11,756

	SHARES
INVESTMENTS IN AFFILIATES 90.3%
MUTUAL FUNDS (a) 86.2%
PIMCO CommoditiesPLUS® Strategy Fund	381,035	2,923
PIMCO Emerging Markets Bond Fund	568,888	5,797
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	274,952	2,892
PIMCO High Yield Fund	959,152	8,719
PIMCO Long Duration Total Return Fund	661,153	7,478
PIMCO RAE Fundamental PLUS EMG Fund	473,119	4,499
PIMCO Real Return Asset Fund	1,249,942	10,100
PIMCO Real Return Fund	115,938	1,258
PIMCO RealEstateRealReturn Strategy Fund	3,158,911	11,625
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,278,459	10,138
PIMCO StocksPLUS® International Fund (Unhedged)	990,312	6,358
PIMCO StocksPLUS® Small Fund	604,604	5,804
PIMCO StocksPLUS® Absolute Return Fund	838,837	8,145
PIMCO StocksPLUS® Fund	710,929	6,761
PIMCO Total Return Fund	177,723	1,880
PIMCO TRENDS Managed Futures Strategy Fund	416,584	4,249

Total Mutual Funds (Cost $100,102)		98,626

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	477,226	4,733

Total Short-Term Instruments (Cost $4,734)		4,733

Total Investments in Affiliates (Cost $104,836)		103,359

Total Investments 100.6% (Cost $116,841)		$115,115
Financial Derivative Instruments (c)(d) 0.4% (Cost or Premiums, net $633)		475
Other Assets and Liabilities, net (1.0%)		(1,128)

Net Assets 100.0%		$114,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$142	Fannie Mae 2.260% due 10/17/2022	$(147)	$142	$142

Total Repurchase Agreements						$(147)	$142	$142

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	37	$279	$256

Total Purchased Options				$279	$256

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	37	$(148)	$(123)

Total Written Options				$(148)	$(123)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	81	$(150)	$16	$0

Total Futures Contracts				$(150)	$16	$0

Cash of $433 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015		$2,583	JPY	319,336	$27	$0
BPS	07/2015	BRL	3,093		$996	2	0
	07/2015	JPY	558,436		4,572	43	(35)
	07/2015		$997	BRL	3,093	0	(2)
	07/2015		3,589	JPY	450,000	88	0
	08/2015		985	BRL	3,093	0	(2)
	08/2015		2,732	JPY	338,436	35	0
BRC	07/2015	JPY	190,000		$1,590	37	0
CBK	07/2015		40,000		335	8	0
	07/2015		$832	AUD	1,091	10	0
DUB	07/2015	BRL	3,093		$997	2	0
	07/2015		$1,140	BRL	3,093	0	(145)
FBF	07/2015		153	JPY	19,100	3	0
GLM	08/2015		161	CHF	150	0	0
HUS	07/2015		2,972	GBP	1,934	67	0
JPM	07/2015	GBP	1,934		$3,044	5	0
	08/2015		$3,043	GBP	1,934	0	(5)
UAG	07/2015		530	EUR	485	11	0

Total Forward Foreign Currency Contracts						$338	$(189)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,600	$80	$26
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,700	186	76
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	5,600	118	32
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,800	247	93

							$631	$227

Total Purchased Options							$631	$227

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$3,873	$(28)	$(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	3,873	(27)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	4,100	(68)	(28)

							$(123)	$(54)

Total Written Options							$(123)	$(54)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$300	$(6)	$10	$4	$0

Total Swap Agreements						$(6)	$10	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)	Securities with an aggregate market value of $261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$ 11,353	$0	$0	$11,353
Short-Term Instruments
Repurchase Agreements	0	142	0	142
U.S. Treasury Bills	0	261	0	261
	$ 11,353	$403	$0	$11,756

Investments in Affiliates, at Value
Mutual Funds	98,626	0	0	98,626
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,733	0	0	4,733

	$ 103,359	$0	$0	$103,359

Total Investments	$ 114,712	$403	$0	$115,115

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	256	0	272
Over the counter	0	569	0	569
	$ 16	$825	$0	$841

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(123)	0	(123)
Over the counter	0	(243)	0	(243)

	$ 0	$(366)	$0	$(366)

Totals	$ 114,728	$862	$0	$115,590

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2035 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 11.5%
EXCHANGE-TRADED FUNDS 11.5%
Vanguard FTSE Emerging Markets ETF	233,260	$9,536

Total Exchange-Traded Funds (Cost $9,729)		9,536

Total Investments in Securities (Cost $9,729)		9,536

INVESTMENTS IN AFFILIATES 89.3%
MUTUAL FUNDS (a) 86.0%
PIMCO CommoditiesPLUS® Strategy Fund	278,951	2,140
PIMCO Emerging Markets Bond Fund	418,256	4,262
PIMCO High Yield Fund	402,751	3,661
PIMCO Long Duration Total Return Fund	468,732	5,301
PIMCO RAE Fundamental PLUS EMG Fund	417,397	3,969
PIMCO Real Return Asset Fund	906,569	7,325
PIMCO RealEstateRealReturn Strategy Fund	2,218,453	8,164
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,123,467	8,909
PIMCO StocksPLUS® International Fund (Unhedged)	789,092	5,066
PIMCO StocksPLUS® Small Fund	667,491	6,408
PIMCO StocksPLUS® Absolute Return Fund	685,727	6,658
PIMCO StocksPLUS® Fund	675,065	6,420
PIMCO TRENDS Managed Futures Strategy Fund	297,311	3,033

Total Mutual Funds (Cost $72,017)		71,316

SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	274,235	2,720

Total Short-Term Instruments (Cost $2,720)		2,720

Total Investments in Affiliates (Cost $74,737)		74,036

Total Investments 100.8% (Cost $84,466)		$83,572
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $407)		324
Other Assets and Liabilities, net (1.2%)		(979)

Net Assets 100.0%		$82,917

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	25	$189	$173

Total Purchased Options				$189	$173

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	25	$(100)	$(83)

Total Written Options				$(100)	$(83)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	57	$(109)	$11	$0

Total Futures Contracts				$(109)	$11	$0

Cash of $311 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	$	1,934	JPY	239,168	$20	$0
BPS	07/2015	BRL	1,959	$	631	1	0
	07/2015	JPY	402,868		3,296	30	(26)
	07/2015	$	631	BRL	1,959	0	(2)
	07/2015		2,393	JPY	300,000	59	0
	08/2015		624	BRL	1,959	0	(1)
	08/2015		2,041	JPY	252,868	26	0
BRC	07/2015	JPY	130,000	$	1,088	26	0
CBK	07/2015		20,000		168	4	0
	07/2015	$	699	AUD	917	8	0
DUB	07/2015	BRL	1,959	$	631	1	0
	07/2015	$	722	BRL	1,959	0	(92)
FBF	07/2015		110	JPY	13,700	2	0
	08/2015		1,021	EUR	915	0	0
GLM	08/2015		110	CHF	103	0	0
HUS	07/2015		2,437	GBP	1,586	55	0
JPM	07/2015	GBP	1,586	$	2,496	4	0
	08/2015	$	2,496	GBP	1,586	0	(4)

Total Forward Foreign Currency Contracts						$236	$(125)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$16
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,100	123	50
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,700	78	21
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,700	157	60

							$408	$147

Total Purchased Options							$408	$147

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$2,673	$(20)	$(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	2,673	(18)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	2,900	(48)	(20)

							$(86)	$(38)

Total Written Options							$(86)	$(38)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$9,536	$0	$0	$9,536
	$9,536	$0	$0	$9,536

Investments in Affiliates, at Value
Mutual Funds	71,316	0	0	71,316
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,720	0	0	2,720

	$74,036	$0	$0	$74,036

Total Investments	$83,572	$0	$0	$83,572

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	173	0	184
Over the counter	0	386	0	386
	$11	$559	$0	$570

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(83)	0	(83)
Over the counter	0	(163)	0	(163)

	$0	$(246)	$0	$(246)

Totals	$83,583	$313	$0	$83,896

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2040 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 11.7%
EXCHANGE-TRADED FUNDS 11.4%
Vanguard FTSE Emerging Markets ETF	249,930	$10,217

Total Exchange-Traded Funds (Cost $10,232)		10,217

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.3%
0.013% due 08/27/2015 (d)	$271	271

Total Short-Term Instruments (Cost $271)		271

Total Investments in Securities (Cost $10,503)		10,488

	SHARES
INVESTMENTS IN AFFILIATES 89.9%
MUTUAL FUNDS (a) 84.9%
PIMCO CommoditiesPLUS® Strategy Fund	304,658	2,337
PIMCO Emerging Markets Bond Fund	222,046	2,263
PIMCO High Yield Fund	441,700	4,015
PIMCO Long Duration Total Return Fund	500,437	5,660
PIMCO RAE Fundamental PLUS EMG Fund	464,897	4,421
PIMCO Real Return Asset Fund	612,243	4,947
PIMCO RealEstateRealReturn Strategy Fund	2,487,434	9,154
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,216,366	9,646
PIMCO StocksPLUS® International Fund (Unhedged)	854,773	5,487
PIMCO StocksPLUS® Small Fund	960,450	9,220
PIMCO StocksPLUS® Absolute Return Fund	830,410	8,063
PIMCO StocksPLUS® Fund	799,551	7,604
PIMCO TRENDS Managed Futures Strategy Fund	353,578	3,606

Total Mutual Funds (Cost $75,199)		76,423

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	455,695	4,520

Total Short-Term Instruments (Cost $4,520)		4,520

Total Investments in Affiliates (Cost $79,719)		80,943

Total Investments 101.6% (Cost $90,222)		$91,431
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $557)		345
Other Assets and Liabilities, net (2.0%)		(1,816)

Net Assets 100.0%		$89,960

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	31	$234	$215

Total Purchased Options				$234	$215

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	31	$(124)	$(103)

Total Written Options				$(124)	$(103)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	67	$(128)	$13	$0

Total Futures Contracts				$(128)	$13	$0

Cash of $356 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015		$5,124	JPY	635,163	$66	$0
BPS	07/2015	BRL	3,072		$990	2	0
	07/2015	JPY	502,463		4,099	30	(36)
	07/2015		$990	BRL	3,072	0	(2)
	08/2015		979		3,073	0	(2)
	08/2015		2,845	JPY	352,463	36	0
BRC	07/2015	JPY	130,000		$1,088	26	0
CBK	07/2015		20,000		167	4	0
	07/2015		$858	AUD	1,125	10	0
DUB	07/2015	BRL	3,073		$990	2	0
	07/2015		$1,132	BRL	3,073	0	(144)
FBF	07/2015		139	JPY	17,300	3	0
	08/2015		1,765	EUR	1,582	0	(1)
GLM	08/2015		136	CHF	127	0	0
HUS	07/2015		3,047	GBP	1,983	69	0
JPM	07/2015	GBP	1,983		$3,121	5	0
	08/2015		$3,120	GBP	1,983	0	(5)

Total Forward Foreign Currency Contracts						$253	$(190)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,100	$71	$23
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	4,200	166	68
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	4,900	104	28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	5,000	213	80

							$554	$199

Total Purchased Options							$554	$199

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$3,245	$(24)	$(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	3,245	(22)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	3,400	(57)	(23)

							$(103)	$(45)

Total Written Options							$(103)	$(45)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Securities with an aggregate market value of $271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$ 10,217	$0	$0	$10,217
Short-Term Instruments
U.S. Treasury Bills	0	271	0	271
	$ 10,217	$271	$0	$10,488

Investments in Affiliates, at Value
Mutual Funds	76,423	0	0	76,423
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,520	0	0	4,520

	$ 80,943	$0	$0	$80,943

Total Investments	$ 91,160	$271	$0	$91,431

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	215	0	228
Over the counter	0	455	0	455
	$ 13	$670	$0	$683

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(103)	0	(103)
Over the counter	0	(235)	0	(235)

	$ 0	$(338)	$0	$(338)

Totals	$ 91,173	$603	$0	$91,776

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2045 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 13.9%
EXCHANGE-TRADED FUNDS 13.4%
Vanguard FTSE Emerging Markets ETF	190,350	$7,782

Total Exchange-Traded Funds (Cost $7,910)		7,782

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		263

Total Short-Term Instruments (Cost $263)		263

Total Investments in Securities (Cost $8,173)		8,045

INVESTMENTS IN AFFILIATES 86.1%
MUTUAL FUNDS (a) 82.6%
PIMCO CommoditiesPLUS® Strategy Fund	187,784	1,440
PIMCO Emerging Markets Bond Fund	141,374	1,441
PIMCO High Yield Fund	129,136	1,174
PIMCO Long Duration Total Return Fund	315,171	3,565
PIMCO RAE Fundamental PLUS EMG Fund	298,950	2,843
PIMCO Real Return Asset Fund	248,952	2,011
PIMCO RealEstateRealReturn Strategy Fund	1,562,376	5,750
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	875,262	6,941
PIMCO StocksPLUS® International Fund (Unhedged)	632,290	4,059
PIMCO StocksPLUS® Small Fund	602,642	5,785
PIMCO StocksPLUS® Absolute Return Fund	525,502	5,103
PIMCO StocksPLUS® Fund	558,489	5,311
PIMCO TRENDS Managed Futures Strategy Fund	223,523	2,280

Total Mutual Funds (Cost $47,735)		47,703

SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	202,904	2,012

Total Short-Term Instruments (Cost $2,013)		2,012

Total Investments in Affiliates (Cost $49,748)		49,715

Total Investments 100.0% (Cost $57,921)		$57,760
Financial Derivative Instruments (c)(d) 0.3% (Cost or Premiums, net $229)		181
Other Assets and Liabilities, net (0.3%)		(185)

Net Assets 100.0%		$57,756

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$263	Fannie Mae 2.260% due 10/17/2022	$(270)	$263	$263

Total Repurchase Agreements						$(270)	$263	$263

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	17	$128	$118

Total Purchased Options				$128	$118

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	17	$(68)	$(57)

Total Written Options				$(68)	$(57)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	39	$(70)	$7	$0

Total Futures Contracts				$(70)	$7	$0

Cash of $215 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015		$1,368	JPY	169,155	$14	$0
BPS	07/2015	BRL	1,217		$392	1	0
	07/2015	JPY	237,955		1,938	12	(18)
	07/2015		$392	BRL	1,216	0	(1)
	07/2015		957	JPY	120,000	23	0
	08/2015		388	BRL	1,217	0	(1)
	08/2015		1,436	JPY	177,955	18	0
BRC	07/2015	JPY	50,000		$418	10	0
CBK	07/2015		10,000		84	2	0
	07/2015		$548	AUD	719	7	0
DUB	07/2015	BRL	1,217		$392	1	0
	07/2015		$448	BRL	1,217	0	(57)
FBF	07/2015		70	JPY	8,800	1	0
	08/2015		1,250	EUR	1,120	0	0
GLM	08/2015		75	CHF	70	0	0
HUS	07/2015		1,887	GBP	1,228	43	0
JPM	07/2015	GBP	1,228		$1,933	3	0
	08/2015		$1,932	GBP	1,228	0	(4)

Total Forward Foreign Currency Contracts						$135	$(81)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$1,700	$30	$10
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	1,700	67	27
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	2,000	42	11
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,100	89	34

							$228	$82

Total Purchased Options							$228	$82

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$1,814	$(13)	$(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	1,814	(12)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	1,900	(32)	(13)

							$(57)	$(25)

Total Written Options							$(57)	$(25)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$100	$(2)	$4	$2	$0

Total Swap Agreements						$(2)	$4	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$7,782	$0	$0	$7,782
Short-Term Instruments
Repurchase Agreements	0	263	0	263
	$7,782	$263	$0	$8,045

Investments in Affiliates, at Value
Mutual Funds	47,703	0	0	47,703
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,012	0	0	2,012
	$49,715	$0	$0	$49,715

Total Investments	$57,497	$263	$0	$57,760

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	118	0	125
Over the counter	0	219	0	219
	$7	$337	$0	$344

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(57)	0	(57)
Over the counter	0	(106)	0	(106)

	$0	$(163)	$0	$(163)

Totals	$57,504	$437	$0	$57,941

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2050 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 14.1%
EXCHANGE-TRADED FUNDS 13.8%
Vanguard FTSE Emerging Markets ETF	302,240	$12,356

Total Exchange-Traded Funds (Cost $12,489)		12,356

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.3%
0.006% due 09/17/2015	$268	268

Total Short-Term Instruments (Cost $268)		268

Total Investments in Securities (Cost $12,757)		12,624

	SHARES
INVESTMENTS IN AFFILIATES 88.5%
MUTUAL FUNDS (a) 84.4%
PIMCO CommoditiesPLUS® Strategy Fund	299,298	2,296
PIMCO Emerging Markets Bond Fund	194,778	1,985
PIMCO High Yield Fund	189,270	1,720
PIMCO Long Duration Total Return Fund	508,464	5,751
PIMCO RAE Fundamental PLUS EMG Fund	472,808	4,496
PIMCO Real Return Asset Fund	210,764	1,703
PIMCO RealEstateRealReturn Strategy Fund	2,440,680	8,982
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	1,408,169	11,167
PIMCO StocksPLUS® International Fund (Unhedged)	976,742	6,271
PIMCO StocksPLUS® Small Fund	958,270	9,199
PIMCO StocksPLUS® Absolute Return Fund	933,118	9,060
PIMCO StocksPLUS® Fund	969,533	9,220
PIMCO TRENDS Managed Futures Strategy Fund	352,229	3,593

Total Mutual Funds (Cost $75,818)		75,443

SHORT-TERM INSTRUMENTS 4.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%
PIMCO Short-Term Floating NAV Portfolio III	374,924	3,718

Total Short-Term Instruments (Cost $3,719)		3,718

Total Investments in Affiliates (Cost $79,537)		79,161

Total Investments 102.6% (Cost $92,294)		$91,785
Financial Derivative Instruments (b)(c) 0.4% (Cost or Premiums, net $401)		346
Other Assets and Liabilities, net (3.0%)		(2,708)

Net Assets 100.0%		$89,423

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	27	$204	$187

Total Purchased Options				$204	$187

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	27	$(108)	$(90)

Total Written Options				$(108)	$(90)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	63	$(121)	$12	$0

Total Futures Contracts				$(121)	$12	$0

Cash of $377 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015		$2,173	JPY	268,654	$22	$0
BPS	07/2015	BRL	1,794		$578	1	0
	07/2015	JPY	423,254		3,457	28	(29)
	07/2015		$578	BRL	1,794	0	(1)
	07/2015		2,313	JPY	290,000	57	0
	08/2015		571	BRL	1,794	0	(1)
	08/2015		2,286	JPY	283,254	29	0
BRC	07/2015	JPY	130,000		$1,088	26	0
CBK	07/2015		20,000		168	4	0
	07/2015		$847	AUD	1,111	10	0
DUB	07/2015	BRL	1,794		$578	1	0
	07/2015		$661	BRL	1,794	0	(84)
FBF	07/2015		117	JPY	14,600	2	0
	08/2015		2,024	EUR	1,814	0	(1)
GLM	08/2015		115	CHF	107	0	0
HUS	07/2015		2,916	GBP	1,898	66	0
JPM	07/2015	GBP	1,898		$2,987	5	0
	08/2015		$2,987	GBP	1,898	0	(5)

Total Forward Foreign Currency Contracts						$251	$(121)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$16
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,900	115	47
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,500	74	20
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,600	153	58

							$392	$141

Total Purchased Options							$392	$141

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$2,818	$(21)	$(5)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	2,818	(19)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	2,600	(43)	(18)

							$(83)	$(37)

Total Written Options							$(83)	$(37)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$12,356	$0	$0	$12,356
Short-Term Instruments
U.S. Treasury Bills	0	268	0	268
	$12,356	$268	$0	$12,624

Investments in Affiliates, at Value
Mutual Funds	75,443	0	0	75,443
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,718	0	0	3,718

	$79,161	$0	$0	$79,161

Total Investments	$91,517	$268	$0	$91,785

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	187	0	199
Over the counter	0	395	0	395
	$12	$582	$0	$594

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(90)	0	(90)
Over the counter	0	(158)	0	(158)

	$0	$(248)	$0	$(248)

Totals	$91,529	$602	$0	$92,131

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ 2055 Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 13.9%
EXCHANGE-TRADED FUNDS 13.1%
Vanguard FTSE Emerging Markets ETF	10,441	$427

Total Exchange-Traded Funds (Cost $418)		427

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
U.S. TREASURY BILLS 0.8%
0.013% due 07/16/2015 - 07/30/2015 (a)	$25	25

Total Short-Term Instruments (Cost $25)		25

Total Investments in Securities (Cost $443)		452

	SHARES
INVESTMENTS IN AFFILIATES 83.5%
MUTUAL FUNDS (b) 82.6%
PIMCO CommoditiesPLUS® Strategy Fund	10,010	77
PIMCO Emerging Markets Bond Fund	6,183	63
PIMCO High Yield Fund	7,062	64
PIMCO Long Duration Total Return Fund	17,612	199
PIMCO RAE Fundamental PLUS EMG Fund	17,019	162
PIMCO Real Return Asset Fund	8,091	65
PIMCO RealEstateRealReturn Strategy Fund	84,110	309
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	48,403	384
PIMCO StocksPLUS® International Fund (Unhedged)	37,227	239
PIMCO StocksPLUS® Small Fund	35,609	342
PIMCO StocksPLUS® Absolute Return Fund	33,033	321
PIMCO StocksPLUS® Fund	36,811	350
PIMCO TRENDS Managed Futures Strategy Fund	11,446	117

Total Mutual Funds (Cost $2,716)		2,692

SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	3,083	31

Total Short-Term Instruments (Cost $31)		31

Total Investments in Affiliates (Cost $2,747)		2,723

Total Investments 97.4% (Cost $3,190)		$3,175
Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $5)		8
Other Assets and Liabilities, net 2.4%		77

Net Assets 100.0%		$3,260

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,550.000	01/15/2016	3	$12	$4
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	1	7	7

				$19	$11

Total Purchased Options				$19	$11

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,450.000	01/15/2016	3	$(9)	$(3)
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	1	(4)	(3)

				$(13)	$(6)

Total Written Options				$(13)	$(6)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	2	$(3)	$0	$0

Total Futures Contracts				$(3)	$0	$0

Cash of $31 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Asset	Liability
BOA	07/2015	$		11		JPY	1,300	$0	$0
BPS	07/2015		JPY	9,800	$		79	0	(1)
	08/2015	$		79		JPY	9,800	1	0
CBK	07/2015			30		AUD	39	1	0
	07/2015			65		JPY	8,100	1	0
FBF	07/2015			3			400	0	0
	08/2015			69		EUR	62	0	0
GLM	08/2015			3		CHF	3	0	0
HUS	07/2015			101		GBP	66	2	0
JPM	07/2015		GBP	66	$		104	0	0
	08/2015	$		104		GBP	66	0	0

Total Forward Foreign Currency Contracts								$5	$(1)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$98	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	98	0	(1)

							$(1)	$(1)

Total Written Options							$(1)	$(1)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$427	$0	$0	$427
Short-Term Instruments
U.S. Treasury Bills	0	25	0	25
	$427	$25	$0	$452

Investments in Affiliates, at Value
Mutual Funds	2,692	0	0	2,692
Short-Term Instruments
Central Funds Used for Cash Management Purposes	31	0	0	31

	$2,723	$0	$0	$2,723

Total Investments	$3,150	$25	$0	$3,175

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	11	0	11
Over the counter	0	5	0	5
	$0	$16	$0	$16

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(6)	0	(6)
Over the counter	0	(2)	0	(2)

	$0	$(8)	$0	$(8)

Totals	$3,150	$33	$0	$3,183

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath™ Income Fund

June 30, 2015 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 3.9%
EXCHANGE-TRADED FUNDS 3.6%
Vanguard FTSE Emerging Markets ETF	76,545	$3,129

Total Exchange-Traded Funds (Cost $3,248)		3,129

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		258

Total Short-Term Instruments (Cost $258)		258

Total Investments in Securities (Cost $3,506)		3,387

INVESTMENTS IN AFFILIATES 97.6%
MUTUAL FUNDS (a) 91.8%
PIMCO CommoditiesPLUS® Strategy Fund	283,856	2,177
PIMCO Emerging Markets Bond Fund	218,564	2,227
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	834,991	8,784
PIMCO High Yield Fund	242,703	2,206
PIMCO Long Duration Total Return Fund	578,684	6,545
PIMCO RAE Fundamental PLUS EMG Fund	220,896	2,101
PIMCO Real Return Asset Fund	803,373	6,491
PIMCO Real Return Fund	961,994	10,438
PIMCO RealEstateRealReturn Strategy Fund	1,179,497	4,341
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	598,574	4,747
PIMCO StocksPLUS® International Fund (Unhedged)	521,198	3,346
PIMCO StocksPLUS® Small Fund	226,991	2,179
PIMCO StocksPLUS® Absolute Return Fund	383,034	3,719
PIMCO StocksPLUS® Fund	356,911	3,394
PIMCO Total Return Fund	1,317,549	13,940
PIMCO TRENDS Managed Futures Strategy Fund	217,492	2,218

Total Mutual Funds (Cost $80,741)		78,853

SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	497,354	4,933

Total Short-Term Instruments (Cost $4,933)		4,933

Total Investments in Affiliates (Cost $85,674)		83,786

Total Investments 101.5% (Cost $89,180)		$87,173
Financial Derivative Instruments (c)(d) 0.3% (Cost or Premiums, net $416)		169
Other Assets and Liabilities, net (1.8%)		(1,481)

Net Assets 100.0%		$85,861

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$258	Fannie Mae 2.260% due 10/17/2022	$(265)	$258	$258

Total Repurchase Agreements						$(265)	$258	$258

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,900.000	03/18/2016	29	$219	$201

Total Purchased Options				$219	$201

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,700.000	03/18/2016	29	$(116)	$(96)

Total Written Options				$(116)	$(96)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	37	$(68)	$7	$0

Total Futures Contracts				$(68)	$7	$0

Cash of $218 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2015	BRL	1,897		$611	$1	$0
	07/2015	JPY	84,000		678	0	(9)
	07/2015		$612	BRL	1,897	0	(2)
	08/2015		604		1,897	0	(1)
	08/2015		678	JPY	84,000	9	0
CBK	07/2015		396	AUD	519	5	0
DUB	07/2015	BRL	1,897		$612	1	0
	07/2015		$699	BRL	1,897	0	(89)
GLM	08/2015		134	CHF	125	0	0
HUS	07/2015		1,426	GBP	928	32	0
MSB	07/2015		677	JPY	84,000	9	0
UAG	07/2015	EUR	428		$468	0	(9)
	07/2015	GBP	928		1,457	0	(1)
	08/2015		$1,457	GBP	928	1	0

Total Forward Foreign Currency Contracts						$58	$(111)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$16
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	2,900	115	47
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000	11/16/2020	3,600	76	20
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	3,600	153	58

							$393	$141

Total Purchased Options							$393	$141

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$3,117	$(23)	$(6)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	3,117	(21)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	10/16/2015	1,900	(32)	(13)

							$(76)	$(34)

Total Written Options							$(76)	$(34)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.395%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Exchange-Traded Funds	$3,129	$0	$0	$3,129
Short-Term Instruments
Repurchase Agreements	0	258	0	258
	$3,129	$258	$0	$3,387

Investments in Affiliates, at Value
Mutual Funds	78,853	0	0	78,853
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,933	0	0	4,933
	$83,786	$0	$0	$83,786

Total Investments	$86,915	$258	$0	$87,173

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	201	0	208
Over the counter	0	202	0	202
	$7	$403	$0	$410

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(96)	0	(96)
Over the counter	0	(145)	0	(145)

	$0	$(241)	$0	$(241)

Totals	$86,922	$420	$0	$87,342

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.6%
BANK LOAN OBLIGATIONS 88.6%
ABC Supply Co., Inc.
3.500% due 04/16/2020	$13,692	$13,678
Acadia Healthcare Company, Inc.
4.250% due 02/11/2022	2,836	2,855
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	1,360	1,346
Air Medical Group Holdings, Inc.
4.500% due 04/06/2022	8,450	8,408
Albertson’s Holdings LLC
4.500% - 5.500% due 08/25/2021	9,377	9,436
5.000% due 08/25/2019	3,185	3,199
5.375% due 03/21/2019	10,094	10,148
Alere, Inc.
4.250% due 06/03/2022	2,025	2,030
Alliant Holdings, Inc.
5.000% due 12/20/2019	2,439	2,443
Allison Transmission, Inc.
3.500% due 08/23/2019	12,753	12,795
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019	6,267	6,283
Allnex USA, Inc.
4.500% due 10/03/2019	3,252	3,260
Altice Financing S.A.
5.250% due 02/04/2022	2,930	2,959
Amaya Holdings BV
5.000% due 08/01/2021	4,175	4,174
8.000% due 08/01/2022	3,123	3,159
American Renal Holdings, Inc.
4.500% due 09/22/2019	10,472	10,459
Amsurg Corp.
3.750% due 07/16/2021	2,129	2,135
Ancestry.com, Inc.
4.000% due 05/15/2018	3,101	3,097
4.500% due 12/28/2018	4,210	4,223
AP NMT Acquisition BV
6.750% due 08/13/2021	5,057	5,012
Apex Tool Group, LLC
4.500% due 02/01/2020	10,669	10,495
Aramark Services, Inc.
0.037% - 3.650% due 07/26/2016	93	92
3.250% due 09/07/2019	4,049	4,051
Arch Coal, Inc.
6.250% due 05/16/2018	5,628	3,898
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	7,599	7,604
Ardent Medical Services, Inc.
6.750% due 07/02/2018	9,027	9,057
ARG IH Corp.
4.750% - 6.000% due 11/15/2020	2,963	2,978
Asurion LLC
4.250% due 07/08/2020	5,706	5,695
5.000% due 05/24/2019	11,664	11,699
8.500% due 03/03/2021	3,900	3,969
Atlantic Aviation FBO, Inc.
3.250% due 05/31/2020	3,435	3,429
Atrium Innovations, Inc.
4.250% due 02/13/2021	4,777	4,676
7.750% due 08/13/2021	1,825	1,697
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	14,050	14,090
Avaya, Inc.
4.687% due 10/26/2017	1,305	1,300
6.500% due 03/30/2018	4,492	4,475
AVSC Holdings Corp.
4.500% due 01/24/2021	5,863	5,863
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	16,597	16,711
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	6,977	6,978
Axiall Holdco, Inc.
4.000% due 02/25/2022	1,491	1,503
Bass Pro Group LLC
4.000% due 06/05/2020	4,239	4,248
BE Aerospace, Inc.
4.000% due 12/16/2021	13,400	13,505

Berlin Packaging LLC
4.500% due 10/01/2021	2,179	2,185
Berry Plastics Holding Corp.
3.500% due 02/08/2020	4,640	4,623
3.750% due 01/06/2021	2,350	2,347
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	13,336	13,362
8.500% due 03/26/2020	3,980	4,019
Black Knight InfoServ LLC
3.750% due 05/27/2022	1,750	1,759
Blue Coat Systems, Inc.
5.000% due 05/15/2022	3,250	3,243
BMC Software Finance, Inc.
5.000% due 09/10/2020	16,837	15,924
Boyd Gaming Corp.
4.000% due 08/14/2020	5,276	5,296
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	5,242	5,140
Brickman Group Ltd. LLC
TBD% - 5.250% due 12/18/2020	5,165	5,149
7.500% due 12/18/2021	3,550	3,570
Burger King Worldwide, Inc.
3.750% due 12/10/2021	18,788	18,800
Cable & Wireless Communications
6.500% due 04/28/2017	3,450	3,459
Cactus Wellhead LLC
7.000% due 07/31/2020	744	636
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	7,547	7,427
Calpine Corp.
3.500% due 05/27/2022	325	323
4.000% due 10/09/2019	3,012	3,016
4.000% due 10/30/2020	3,201	3,203
Carros Finance Luxembourg SARL
4.500% due 09/30/2021	2,976	2,975
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021	10,709	10,743
CD&R Millennium Holdco SARL
4.500% due 06/30/2021	3,175	3,174
4.500% due 07/31/2021	1,358	1,358
CDRH Parent, Inc.
5.250% due 07/01/2021	1,407	1,404
Charter Communications Operating LLC
3.000% due 07/01/2020	2,575	2,547
3.000% due 01/04/2021	4,220	4,174
Chemours Co.
3.750% due 05/22/2022	7,800	7,784
Chrysler Group LLC
3.250% due 12/31/2018	9,287	9,278
3.500% due 05/24/2017	12,438	12,439
CityCenter Holdings LLC
4.250% due 10/16/2020	11,981	12,003
Clear Channel Communications, Inc.
6.937% due 01/30/2019	5,050	4,675
CommScope, Inc.
3.250% due 01/14/2018	7,495	7,502
3.250% due 12/29/2022	9,375	9,379
Communications Sales & Leasing, Inc.
5.000% due 10/24/2022	6,458	6,339
Community Health Systems, Inc.
4.000% due 01/27/2021	15,959	16,000
3.534% due 12/31/2018	8,436	8,439
3.750% due 12/31/2019	8,769	8,780
Concordia Healthcare Corp.
4.750% due 04/21/2022	825	830
Consolidated Container Company LLC
5.000% due 07/03/2019	6,785	6,658
Convatec, Inc.
4.250% due 06/15/2020	5,650	5,659
CPG International, Inc.
4.750% due 09/30/2020	9,587	9,527
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020	5,321	5,062
7.000% due 11/22/2021	4,736	4,457
Crown Castle Operating Co.
3.000% due 01/31/2021	1,114	1,109
CSC Holdings, Inc.
2.687% due 04/17/2020	5,290	5,253
Cumulus Media Holdings, Inc.
4.250% due 12/19/2020	10,517	10,011
CWC Cayman Finance Limited
5.500% due 04/28/2017	5,786	5,801
Darling International, Inc.
3.250% due 01/03/2021	7,448	7,492
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021	12,960	12,980

Dealer Tire LLC
5.500% due 12/22/2021		1,990	2,000
Dealertrack Technologies, Inc.
3.500% due 02/24/2021		3,818	3,816
Dell International LLC
4.000% due 04/29/2020		21,277	21,298
Dell, Inc.
3.750% due 10/29/2018		14,002	14,012
Delos Finance SARL
3.500% due 03/06/2021		16,150	16,162
Delta SARL
4.750% due 07/31/2021		10,713	10,661
7.750% due 07/31/2022		1,716	1,707
Deutsche Raststatten Gruppe GmbH
3.485% due 12/10/2019	EUR	1,400	1,564
Diamond Resorts Corp.
5.500% due 05/09/2021		$1,677	1,682
DJO Finance LLC
4.250% due 06/08/2020		5,000	5,015
Dole Food Co., Inc.
4.500% - 5.750% due 11/01/2018		6,482	6,494
Dollar Tree, Inc.
3.500% due 03/09/2022		9,190	9,205
Doosan Infracore International, Inc.
4.500% due 05/27/2021		11,078	11,182
Dynegy Holdings, Inc.
4.000% due 04/23/2020		3,674	3,685
Endo Luxembourg Finance Co. SARL
3.250% due 03/01/2021		1,074	1,076
3.500% due 06/11/2016		4,725	4,725
3.750% due 06/11/2022		12,500	12,547
Energizer SpinCo., Inc.
3.750% due 05/14/2022		2,500	2,511
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		25,647	25,711
Envision Healthcare Corp.
4.000% due 05/25/2018		4,580	4,587
EP Energy LLC
3.500% due 05/24/2018		4,967	4,936
4.500% due 04/30/2019		2,500	2,495
ESH Hospitality, Inc.
5.000% due 06/24/2019		3,837	3,897
Essar Steel Algoma, Inc.
7.500% due 08/09/2019		1,563	1,432
Expro Finservice SARL
5.750% due 09/02/2021		4,516	4,025
First Data Corp.
3.687% due 03/24/2017		17,942	17,920
3.687% due 03/24/2018		2,325	2,320
3.750% due 06/23/2022		3,025	3,016
Flying Fortress, Inc.
3.500% due 04/30/2020		725	727
Freescale Semiconductor, Inc.
4.250% due 03/01/2020		8,781	8,801
5.000% due 01/15/2021		246	247
Gardner Denver, Inc.
4.250% due 07/30/2020		9,585	9,379
Gates Global, Inc.
4.250% due 07/03/2021		15,726	15,511
GCI Holdings, Inc.
4.750% due 02/02/2022		6,484	6,524
Generac Power Systems, Inc.
3.250% due 05/31/2020		5,957	5,917
General Nutrition Centers, Inc.
3.250% due 03/04/2019		3,802	3,755
Getty Images, Inc.
4.750% due 10/18/2019		15,145	11,294
GFA Brands, Inc.
4.500% due 07/09/2020		7,935	7,657
Global Cash Access LLC
6.250% due 12/18/2020		2,475	2,496
Goodyear Tire & Rubber Co.
3.750% due 04/30/2019		2,500	2,508
Granite Acquisition, Inc.
5.000% due 12/19/2021		2,090	2,116
Gray Television, Inc.
3.750% due 06/13/2021		1,988	1,991
H.J. Heinz Co.
3.250% due 06/05/2020		20,448	20,476
Hanesbrands, Inc.
3.250% due 04/15/2022		349	352
HCA, Inc.
2.937% due 03/31/2017		8,243	8,249
3.032% due 05/01/2018		10,499	10,510
HD Supply, Inc.
4.000% due 06/28/2018		20,938	20,982

Headwaters, Inc.
4.500% due 03/24/2022	3,185	3,199
Hearthside Group Holdings LLC
4.500% due 06/02/2021	2,721	2,725
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	16,082	16,100
Horizon Pharma Holdings USA, Inc.
4.500% due 04/22/2021	2,100	2,110
Hub International Ltd.
4.000% due 10/02/2020	9,123	9,071
Huntsman International LLC
3.750% due 08/12/2021	4,577	4,587
Iasis Healthcare LLC
4.500% due 05/03/2018	5,163	5,177
Immucor, Inc.
5.000% due 08/17/2018	7,636	7,674
IMS Health, Inc.
3.500% due 03/17/2021	7,337	7,299
Ineos U.S. Finance LLC
3.750% due 05/04/2018	1,085	1,082
4.250% due 03/31/2022	7,332	7,338
Informatica Corp.
4.500% due 05/29/2022	4,200	4,196
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	18,544	18,436
Interactive Data Corp.
4.750% due 05/02/2021	8,857	8,894
ION Media Networks, Inc.
4.750% due 12/18/2020	1,791	1,794
J. Crew Group, Inc.
4.000% due 03/05/2021	11,275	9,774
Jefferies Finance LLC
4.500% due 05/01/2020	5,900	5,900
Jeld-Wen, Inc.
5.000% due 06/18/2022	2,750	2,757
KAR Auction Services, Inc.
3.500% due 03/07/2021	1,926	1,931
Kinetic Concepts, Inc.
4.000% due 11/04/2016	2,878	2,885
4.500% due 05/04/2018	15,025	15,103
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020	1,646	1,654
KP Germany Erste GmbH
5.000% due 04/22/2020	704	707
Kronos Worldwide, Inc.
TBD% due 02/18/2020	3,354	3,361
Kronos, Inc.
4.500% due 10/30/2019	12,516	12,540
9.750% due 04/30/2020	3,014	3,106
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	10,673	10,681
Las Vegas Sands LLC
3.250% due 12/18/2020	7,475	7,451
Level 3 Financing, Inc.
3.500% due 05/31/2022	4,900	4,871
4.000% due 01/15/2020	7,400	7,406
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	10,375	10,390
LTF Merger Sub, Inc.
5.250% due 06/10/2022	4,750	4,721
LTS Buyer LLC
4.000% due 04/11/2020	10,286	10,248
MacDermid, Inc.
4.750% due 06/07/2020	2,985	3,001
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021	9,476	9,448
Maxim Crane Works LP
10.250% due 11/26/2018	17,777	17,911
MCC Iowa LLC
3.750% due 06/30/2021	2,094	2,093
Media General, Inc.
4.000% due 07/31/2020	3,637	3,650
Mediacom Illinois LLC
3.150% due 10/23/2017	6	6
MGM Resorts International
3.500% due 12/20/2019	13,280	13,211
MGOC, Inc.
TBD% due 06/17/2020	1,000	1,001
Michaels Stores, Inc.
3.750% due 01/28/2020	9,267	9,251
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	1,414	1,426
MPG Holdco, Inc.
3.750% due 10/20/2021	2,872	2,874
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	6,406	6,383

Mueller Water Products, Inc.
4.000% due 11/25/2021	6,368	6,392
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	7,786	7,778
National Financial Partners Corp.
4.500% due 07/01/2020	13,502	13,519
NBTY, Inc.
3.500% due 10/01/2017	8,098	8,058
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	10,005	9,961
New Albertson’s, Inc.
4.750% due 06/27/2021	4,389	4,401
NGPL PipeCo LLC
6.750% due 09/15/2017	7,163	6,873
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	4,303	4,174
Norwegian Cruise Line Holdings Ltd.
4.000% due 10/19/2021	2,488	2,511
Novelis, Inc.
4.000% due 06/02/2022	6,075	6,052
NRG Energy, Inc.
2.750% due 07/02/2018	724	719
Numericable U.S. LLC
4.500% due 05/21/2020	25,554	25,653
Onex Wizard U.S. Acquisition, Inc.
4.250% due 03/13/2022	5,087	5,088
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	1,984	2,004
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	17,809	17,485
Par Pharmaceutical Companies, Inc.
4.000% due 09/30/2019	7,767	7,770
Par Pharmaceutical Cos., Inc.
4.250% due 09/30/2019	572	572
Party City Holdings, Inc.
4.000% - 5.250% due 07/27/2019	1,817	1,817
Penn National Gaming, Inc.
3.250% due 10/30/2020	1,461	1,461
Performance Food Group Co.
6.250% due 11/14/2019	3,134	3,149
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	6,796	6,805
PetSmart, Inc.
4.250% due 03/11/2022	16,595	16,598
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	6,475	6,485
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	2,716	2,719
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	10,095	10,065
Playa Resorts Holding BV
4.000% due 08/09/2019	5,657	5,650
Ply Gem Industries, Inc.
4.000% due 02/01/2021	3,950	3,933
Polarpak, Inc.
4.500% - 5.500% due 06/07/2020	4,114	4,103
Post Holdings, Inc.
3.750% due 06/02/2021	5,266	5,250
PQ Corp.
4.000% due 08/07/2017	1,532	1,533
PRA Holdings, Inc.
4.500% due 09/23/2020	10,883	10,917
Prestige Brands, Inc.
3.500% due 09/03/2021	4,714	4,714
Quebecor Media, Inc.
3.250% due 08/17/2020	7,629	7,526
Quintiles Transnational Corp.
3.250% due 05/12/2022	2,600	2,613
Realogy Corp.
0.124% - 4.400% due 10/10/2016	195	193
3.750% due 03/05/2020	6,257	6,253
Rexnord LLC
4.000% due 08/21/2020	7,293	7,284
Reynolds Group Holdings, Inc.
4.500% due 12/01/2018	16,229	16,292
Riverbed Technology, Inc.
6.000% due 04/24/2022	5,985	6,049
Roofing Supply Group LLC
5.000% due 05/31/2019	8,686	8,708
RPI Finance Trust
3.250% due 11/09/2018	1,165	1,169
3.500% due 11/09/2020	14,834	14,864
Sabine Oil & Gas LLC
8.750% due 12/31/2018 ^	10,400	3,861
Sage Products Holdings LLC
TBD% due 12/13/2019	6,971	6,992
9.250% due 06/13/2020	3,509	3,553

SBA Senior Finance LLC
3.250% due 03/24/2021	8,132	8,072
Scientific Games International, Inc.
6.000% due 10/18/2020	6,063	6,070
6.000% due 10/01/2021	6,045	6,048
Seadrill Partners Finco LLC
4.000% due 02/21/2021	13,024	9,893
Sequa Corp.
5.250% due 06/19/2017	10,947	9,610
Serta Simmons Holdings LLC
4.250% due 10/01/2019	8,127	8,144
ServiceMaster Co.
4.250% due 07/01/2021	11,372	11,404
Shield Finance Co. SARL
5.000% due 01/27/2021	4,024	4,047
Ship U.S. Bidco, Inc.
4.500% due 11/30/2019	2,463	2,473
4.750% due 11/29/2019	4,310	4,334
Signode Industrial Group U.S., Inc.
3.750% due 05/01/2021	7,987	7,976
Sinclair Television Group, Inc.
3.500% due 07/31/2021	1,225	1,228
Six Flags Entertainment Corp.
3.500% due 06/17/2022	2,200	2,205
Smart & Final Stores LLC
4.750% due 11/15/2019	4,590	4,594
Southcross Energy Partners LP
5.250% due 08/04/2021	1,535	1,527
Southcross Holdings Borrower LP
6.000% due 08/04/2021	2,228	2,166
Spectrum Brands, Inc.
3.750% due 06/09/2022	4,825	4,842
SS&C Technologies, Inc.
4.000% due 06/23/2022	9,550	9,568
Staples, Inc.
4.250% due 04/07/2021	9,350	9,351
Station Casinos LLC
4.250% due 03/02/2020	11,648	11,656
Sterigenics Nordion Holdings LLC
4.250% due 05/15/2022	6,700	6,717
Styrolution U.S. Holding LLC
6.500% due 11/07/2019	2,736	2,770
Sun Products Corp.
5.500% due 03/23/2020	1,143	1,111
SunGard Data Systems, Inc.
4.000% due 03/08/2020	7,658	7,667
SuperValu, Inc.
4.500% due 03/21/2019	1,732	1,738
Syniverse Holdings, Inc.
4.000% due 04/23/2019	18,452	17,483
Telesat Canada
3.500% due 03/28/2019	2,149	2,147
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	2,869	2,876
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	9,566	9,608
TI Group Automotive Systems LLC
4.500% due 06/24/2022	3,175	3,181
Tibco Software, Inc.
6.500% due 12/04/2020	5,012	5,015
Transdigm, Inc.
3.500% due 05/14/2022	14,232	14,084
TransUnion LLC
3.750% due 04/09/2021	7,049	7,000
Tribune Co.
4.000% due 12/27/2020	6,955	6,962
Tribune Media Co.
3.750% due 12/27/2020	1,000	992
Truven Health Analytics, Inc.
4.500% due 06/06/2019	3,585	3,581
U.S. Foods, Inc.
4.500% due 03/29/2019	18,286	18,344
U.S. Renal Care, Inc.
4.250% due 07/03/2019	7,771	7,774
8.500% due 01/03/2020	1,150	1,164
Univar, Inc.
4.500% due 06/30/2022	2,475	2,473
Univision Communications, Inc.
4.000% due 03/01/2020	25,683	25,553
UPC Financing Partnership
3.250% due 06/30/2021	6,400	6,320
USI, Inc.
4.250% due 12/27/2019	4,060	4,068
Valeant Pharmaceuticals International, Inc.
3.500% due 12/11/2019	2,801	2,799

3.500% due 08/05/2020		9,957	9,935
4.000% due 04/01/2022		19,516	19,529
Vantiv LLC
3.750% due 06/13/2021		6,510	6,540
Virgin Media Investment Holdings Ltd.
3.500% due 06/30/2023		8,812	8,738
Walter Investment Management Corp.
4.750% due 12/19/2020		10,887	10,311
Waste Industries USA, Inc.
4.250% due 02/27/2020		2,095	2,105
West Corp.
3.250% due 06/30/2018		6,819	6,809
Westmoreland Coal Co.
7.500% due 12/16/2020		10,140	9,887
Wilsonart LLC
4.000% due 10/31/2019		8,139	8,091
Windstream Corp.
3.500% due 08/08/2019		2,709	2,698
WMG Acquisition Corp.
3.750% due 07/01/2020		5,222	5,156
WNA Holdings, Inc.
4.500% due 05/30/2020		2,019	2,014
WTG Holdings Corp.
4.750% due 01/15/2021		4,838	4,832
York Risk Services Holding Corp.
4.750% due 10/01/2021		3,917	3,844
Zebra Technologies Corp.
4.750% due 10/27/2021		1,205	1,220
Ziggo Financing Partnership
3.500% due 01/15/2022		10,900	10,792

Total Bank Loan Obligations (Cost $1,896,566)			1,879,723

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 0.8%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		1,000	1,008
4.625% due 07/01/2022		1,200	1,203
Ally Financial, Inc.
4.125% due 03/30/2020		900	901
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	1,015
CIT Group, Inc.
6.625% due 04/01/2018		650	697
CNO Financial Group, Inc.
4.500% due 05/30/2020		200	204
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	2,022
International Lease Finance Corp.
5.750% due 05/15/2016		625	641
Jefferies Finance LLC
7.375% due 04/01/2020		800	790
Navient Corp.
5.875% due 03/25/2021		550	551
PHH Corp.
6.375% due 08/15/2021		1,000	988
RHP Hotel Properties LP
5.000% due 04/15/2023		775	763
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,767
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	2,700	4,433

			16,983

INDUSTRIALS 7.0%
ADT Corp.
4.125% due 06/15/2023		$3,400	3,179
6.250% due 10/15/2021		3,400	3,587
AECOM
5.750% due 10/15/2022		665	675
5.875% due 10/15/2024		565	574
Aguila S.A.
7.875% due 01/31/2018		2,000	1,987
Air Medical Merger Sub Corp.
6.375% due 05/15/2023		875	827
Alere, Inc.
6.375% due 07/01/2023		1,700	1,734
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,631
Altice Financing S.A.
6.625% due 02/15/2023		400	398
Altice Finco S.A.
7.625% due 02/15/2025		200	193

Altice S.A.
7.625% due 02/15/2025		400	377
7.750% due 05/15/2022		550	534
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		475	339
Building Materials Corp. of America
5.375% due 11/15/2024		900	888
Cable One, Inc.
5.750% due 06/15/2022		325	330
California Resources Corp.
5.000% due 01/15/2020		1,095	969
5.500% due 09/15/2021		1,170	1,019
6.000% due 11/15/2024		1,425	1,231
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (b)		550	561
CCO Holdings LLC
5.125% due 05/01/2023		1,250	1,220
5.250% due 09/30/2022		2,500	2,469
Chemours Co.
6.625% due 05/15/2023		500	486
Chesapeake Energy Corp.
5.750% due 03/15/2023		1,300	1,183
Churchill Downs, Inc.
5.375% due 12/15/2021		775	798
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,000	1,045
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	503
3.875% due 07/16/2018		900	902
CommScope Technologies Finance LLC
6.000% due 06/15/2025		950	949
Community Health Systems, Inc.
5.125% due 08/15/2018		500	514
6.875% due 02/01/2022		1,200	1,270
Concordia Healthcare Corp.
7.000% due 04/15/2023		625	627
Constellation Brands, Inc.
6.000% due 05/01/2022		500	546
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (b)		750	740
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,584
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		965	854
CSC Holdings LLC
6.750% due 11/15/2021		350	370
D.R. Horton, Inc.
4.000% due 02/15/2020		750	750
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		1,250	1,206
DISH DBS Corp.
5.875% due 07/15/2022		1,000	982
DJO Finco, Inc.
8.125% due 06/15/2021		575	594
Endo Finance LLC
5.375% due 01/15/2023		1,500	1,485
5.750% due 01/15/2022		2,025	2,055
6.000% due 07/15/2023 (a)		1,200	1,230
Family Tree Escrow LLC
5.750% due 03/01/2023		950	997
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		1,000	997
Flextronics International Ltd.
4.625% due 02/15/2020		1,000	1,030
Getty Images, Inc.
7.000% due 10/15/2020		250	115
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	126
Halcon Resources Corp.
8.625% due 02/01/2020		$400	397
HCA, Inc.
5.375% due 02/01/2025		750	759
6.500% due 02/15/2020		500	560
HD Supply, Inc.
5.250% due 12/15/2021		400	407
7.500% due 07/15/2020		1,500	1,594
11.000% due 04/15/2020		500	559
Hiland Partners LP
7.250% due 10/01/2020		500	544
HJ Heinz Co.
4.875% due 02/15/2025		3,000	3,274
Horizon Pharma Financing, Inc.
6.625% due 05/01/2023		350	365
iHeartCommunications, Inc.
9.000% due 09/15/2022		1,725	1,570

IMS Health, Inc.
6.000% due 11/01/2020		300	310
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	1,865
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		$375	356
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		675	631
KION Finance S.A.
6.750% due 02/15/2020	EUR	700	827
KLX, Inc.
5.875% due 12/01/2022		$650	660
Lamar Media Corp.
5.375% due 01/15/2024		500	509
5.875% due 02/01/2022		200	208
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	267
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	529
Lender Processing Services, Inc.
5.750% due 04/15/2023		656	694
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		850	907
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		500	511
5.500% due 04/15/2025		400	390
5.750% due 08/01/2022		1,000	1,024
Masonite International Corp.
5.625% due 03/15/2023		425	434
McClatchy Co.
9.000% due 12/15/2022		500	478
MGM Resorts International
6.750% due 10/01/2020		3,500	3,718
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	787
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019		1,700	1,113
Numericable SFR S.A.S.
6.000% due 05/15/2022		1,200	1,186
6.250% due 05/15/2024		350	345
NXP BV
4.625% due 06/15/2022		2,375	2,360
Omnicare, Inc.
5.000% due 12/01/2024		275	297
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		200	214
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (b)		700	721
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		1,463	1,547
Plantronics, Inc.
5.500% due 05/31/2023		500	508
Platform Specialty Products Corp.
6.500% due 02/01/2022		500	519
Post Holdings, Inc.
6.000% due 12/15/2022		300	290
6.750% due 12/01/2021		625	627
7.375% due 02/15/2022		125	128
Regency Energy Partners LP
4.500% due 11/01/2023		500	485
5.500% due 04/15/2023		600	614
5.875% due 03/01/2022		675	719
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,541
7.875% due 08/15/2019		725	757
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	1,025
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,052
Schaeffler Finance BV
3.250% due 05/15/2025	EUR	1,000	1,056
4.750% due 05/15/2023		$700	686
Schaeffler Holding Finance BV
6.250% due 11/15/2019 (b)		600	634
6.750% due 11/15/2022 (b)		700	759
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (b)		2,000	2,075
Sealed Air Corp.
6.500% due 12/01/2020		400	443
Smithfield Foods, Inc.
6.625% due 08/15/2022		150	161
Softbank Corp.
4.500% due 04/15/2020		3,000	3,019
Spectrum Brands, Inc.
5.750% due 07/15/2025		550	561
6.375% due 11/15/2020		200	213
6.625% due 11/15/2022		200	214

Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,523
Steel Dynamics, Inc.
6.125% due 08/15/2019		100	106
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		800	806
Sun Products Corp.
7.750% due 03/15/2021		500	458
SunGard Data Systems, Inc.
6.625% due 11/01/2019		500	518
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,110	1,139
6.250% due 04/01/2021		3,250	3,339
6.542% due 04/28/2020		1,950	2,047
Telesat Canada
6.000% due 05/15/2017		2,000	2,037
Tenet Healthcare Corp.
3.786% due 06/15/2020		300	303
5.500% due 03/01/2019		2,000	2,025
6.000% due 10/01/2020		1,750	1,870
6.750% due 06/15/2023		1,950	1,993
TES Finance PLC
6.750% due 07/15/2020	GBP	600	952
Tesoro Logistics LP
5.875% due 10/01/2020		$196	202
6.250% due 10/15/2022		650	676
TransDigm, Inc.
6.500% due 05/15/2025		1,800	1,789
TransUnion (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)		400	409
United Rentals North America, Inc.
4.625% due 07/15/2023		3,575	3,519
Univision Communications, Inc.
5.125% due 02/15/2025		2,225	2,147
6.750% due 09/15/2022		5,426	5,758
UPCB Finance Ltd.
5.375% due 01/15/2025		1,350	1,295
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		2,750	2,846
5.500% due 03/01/2023		600	608
5.625% due 12/01/2021		925	953
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,072
WellCare Health Plans, Inc.
5.750% due 11/15/2020		625	652
Whiting Petroleum Corp.
5.000% due 03/15/2019		850	839
WR Grace & Co-Conn
5.125% due 10/01/2021		870	879
5.625% due 10/01/2024		325	330
ZF North America Capital, Inc.
4.000% due 04/29/2020		1,500	1,504
4.750% due 04/29/2025		1,200	1,168

			148,425

UTILITIES 0.2%
Genesis Energy LP
5.625% due 06/15/2024		800	780
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		250	259
Penn Virginia Corp.
8.500% due 05/01/2020		300	271
Sprint Communications, Inc.
6.000% due 11/15/2022		2,000	1,832
Sprint Corp.
7.125% due 06/15/2024		1,000	930
7.875% due 09/15/2023		500	489

			4,561

Total Corporate Bonds & Notes (Cost $169,765)			169,969

SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.013% due 09/10/2015 (e)		261	261

Total Short-Term Instruments (Cost $261)			261

Total Investments in Securities (Cost $2,066,592)			2,049,953

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III		12,339,877	122,387

Total Short-Term Instruments (Cost $122,400)			122,387

Total Investments in Affiliates (Cost $122,400)			122,387

Total Investments 102.4% (Cost $2,188,992)			$2,172,340
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $0)			51
Other Assets and Liabilities, net (2.4%)			(51,025)

Net Assets 100.0%			$2,121,366

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$59,301	$3,777	$(453)	$300	$0

Total Swap Agreements				$3,777	$(453)	$300	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $4,128 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
UAG	07/2015	EUR	3,967	$4,337	$0	$(85)
	07/2015	GBP	3,303	5,026	0	(164)

Total Forward Foreign Currency Contracts					$0	$(249)

(e)	Securities with an aggregate market value of $261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,813,899	$65,824	$1,879,723
Corporate Bonds & Notes
Banking & Finance	0	16,983	0	16,983
Industrials	0	148,425	0	148,425
Utilities	0	4,561	0	4,561
Short-Term Instruments
U.S. Treasury Bills	0	261	0	261
	$0	$1,984,129	$65,824	$2,049,953

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$122,387	$0	$0	$122,387

Total Investments	$122,387	$1,984,129	$65,824	$2,172,340

Financial Derivative Instruments - Assets

Exchange-traded or centrally cleared	$0	$300	$0	$300

Financial Derivative Instruments - Liabilities

Over the counter	$0	$(249)	$0	$(249)

Totals	$122,387	$1,984,180	$65,824	$2,172,391

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$81,337	$9,800	$(29,289)	$0	$31	$693	$26,258	$(23,006)	$65,824	$374

Totals	$81,337	$9,800	$(29,289)	$0	$31	$693	$26,258	$(23,006)	$65,824	$374

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$65,824	Third Party Vendor	Broker Quote	85.50 - 101.25

Total	$65,824

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.0%
CORPORATE BONDS & NOTES 61.5%
BANKING & FINANCE 29.0%
American Express Credit Corp.
0.836% due 03/18/2019	$1,000	$997
American International Group, Inc.
5.050% due 10/01/2015	1,500	1,515
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	1,200	1,200
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,500	1,522
Banco Santander Chile
1.875% due 01/19/2016	2,200	2,205
Bank of America N.A.
0.696% due 05/08/2017	3,700	3,696
0.729% due 06/05/2017	3,100	3,103
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.829% due 03/05/2018	3,200	3,206
0.891% due 09/09/2016	500	501
BBVA Bancomer S.A.
4.500% due 03/10/2016	2,500	2,559
BPCE S.A.
0.891% due 06/23/2017	1,000	1,000
0.913% due 06/17/2017	1,700	1,701
Brixmor LLC
5.250% due 09/15/2015	2,483	2,502
Citigroup, Inc.
0.551% due 06/09/2016	1,000	996
0.967% due 04/27/2018	1,000	998
Corp. Andina de Fomento
0.829% due 01/29/2018	4,700	4,723
Credit Agricole S.A.
1.133% due 10/03/2016	500	503
Danske Bank A/S
3.875% due 04/14/2016	3,400	3,476
DBS Group Holdings Ltd.
0.776% due 07/16/2019	1,000	1,001
Eksportfinans ASA
2.000% due 09/15/2015	1,629	1,631
First Horizon National Corp.
5.375% due 12/15/2015	3,300	3,351
Ford Motor Credit Co. LLC
0.799% due 09/08/2017	500	497
1.214% due 01/09/2018	500	501
1.500% due 01/17/2017	200	200
3.984% due 06/15/2016	100	102
General Motors Financial Co., Inc.
1.631% due 04/10/2018	3,500	3,529
2.750% due 05/15/2016	600	607
4.750% due 08/15/2017	2,300	2,429
Goldman Sachs Group, Inc.
0.904% due 06/04/2017	1,000	999
1.437% due 04/23/2020	4,200	4,246
Hana Bank
1.404% due 11/09/2016	1,800	1,812
HSBC Finance Corp.
0.713% due 06/01/2016	2,250	2,247
5.500% due 01/19/2016	917	939
HSBC USA, Inc.
0.617% due 11/13/2017	1,300	1,297
Hypothekenbank Frankfurt AG
0.132% due 09/20/2017	1,500	1,477
Industrial Bank of Korea
2.375% due 07/17/2017	500	508
4.375% due 08/04/2015	1,680	1,686
IPIC GMTN Ltd.
3.125% due 11/15/2015	1,000	1,010
JPMorgan Chase & Co.
0.793% due 03/01/2018	700	698
0.794% due 02/15/2017	1,600	1,603
1.232% due 01/23/2020	1,600	1,616
Korea Exchange Bank
1.750% due 09/27/2015	300	301
Lloyds Bank PLC
0.825% due 05/14/2018	1,900	1,904

Macquarie Bank Ltd.
1.072% due 03/24/2017	4,000	4,021
2.000% due 08/15/2016	2,000	2,020
3.450% due 07/27/2015	250	251
Morgan Stanley
4.000% due 07/24/2015	500	501
Nationwide Building Society
5.000% due 08/01/2015	5,000	5,014
ORIX Corp.
5.000% due 01/12/2016	1,000	1,021
PACCAR Financial Corp.
0.879% due 12/06/2018	2,000	2,010
Prudential Covered Trust
2.997% due 09/30/2015	2,039	2,050
QNB Finance Ltd.
3.125% due 11/16/2015	1,600	1,613
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	1,000	1,003
Shinhan Bank
0.924% due 04/08/2017	1,400	1,399
4.375% due 09/15/2015	300	302
Stone Street Trust
5.902% due 12/15/2015	2,800	2,855
Sumitomo Mitsui Banking Corp.
0.701% due 01/10/2017	500	500
Suncorp-Metway Ltd.
0.752% due 05/23/2016	2,700	2,701
U.S. Bancorp
0.677% due 04/25/2019	1,300	1,295

		101,150

INDUSTRIALS 24.5%
AbbVie, Inc.
1.200% due 11/06/2015	2,500	2,502
Actavis Funding SCS
1.158% due 09/01/2016	5,100	5,120
Altria Group, Inc.
4.125% due 09/11/2015	685	689
Amgen, Inc.
0.664% due 05/22/2017	1,350	1,350
0.884% due 05/22/2019	1,000	1,002
2.500% due 11/15/2016	230	234
Asciano Finance Ltd.
3.125% due 09/23/2015	1,910	1,918
BSKYB Finance UK PLC
5.625% due 10/15/2015	2,800	2,834
Canadian Natural Resources Ltd.
0.657% due 03/30/2016	1,800	1,797
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	1,500	1,532
ConAgra Foods, Inc.
0.646% due 07/21/2016	2,600	2,593
1.300% due 01/25/2016	500	500
Enbridge, Inc.
0.734% due 06/02/2017	2,000	1,977
0.934% due 10/01/2016	175	175
Enterprise Products Operating LLC
3.200% due 02/01/2016	500	506
ERAC USA Finance LLC
5.900% due 11/15/2015	2,500	2,546
Glencore Canada Corp.
6.000% due 10/15/2015	800	810
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	2,500	2,507
HJ Heinz Co.
1.600% due 06/30/2017 (a)	700	700
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	2,100	2,116
Hyundai Capital America
1.625% due 10/02/2015	1,000	1,001
Kansas City Southern de Mexico S.A. de C.V.
0.979% due 10/28/2016	2,400	2,390
Kia Motors Corp.
3.625% due 06/14/2016	2,300	2,349
Korea National Oil Corp.
4.000% due 10/27/2016	2,500	2,591
Marriott International, Inc.
6.200% due 06/15/2016	500	523
McKesson Corp.
0.682% due 09/10/2015	1,500	1,500
NBCUniversal Enterprise, Inc.
0.960% due 04/15/2018	1,500	1,508
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017	500	502
0.981% due 09/26/2016	1,300	1,307

Oracle Corp.
0.784% due 10/08/2019	2,500	2,523
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	2,000	2,059
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	4,902	4,937
Reynolds American, Inc.
1.050% due 10/30/2015	2,750	2,741
SABIC Capital BV
3.000% due 11/02/2015	500	503
SABMiller Holdings, Inc.
0.968% due 08/01/2018	500	502
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	900	916
Statoil ASA
0.564% due 05/15/2018	1,369	1,368
0.736% due 11/08/2018	1,400	1,399
Symantec Corp.
2.750% due 09/15/2015	2,300	2,308
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	3,300	3,357
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016	1,525	1,583
Total Capital International S.A.
0.849% due 08/10/2018	267	268
Transcontinental Gas Pipe Line Co. LLC
6.400% due 04/15/2016	3,000	3,123
Tyson Foods, Inc.
6.600% due 04/01/2016	3,300	3,427
UAL Pass-Through Trust
10.400% due 05/01/2018	262	286
Volkswagen Group of America Finance LLC
0.652% due 05/23/2017	400	400
Walgreens Boots Alliance, Inc.
0.726% due 05/18/2016	1,300	1,300
Wm Wrigley Jr. Co.
4.650% due 07/15/2015	1,090	1,091
Woolworths Ltd.
2.550% due 09/22/2015	2,500	2,510
5.550% due 11/15/2015	1,529	1,554

		85,234

UTILITIES 8.0%
BellSouth Corp.
4.821% due 04/26/2021	5,000	5,144
BG Energy Capital PLC
2.500% due 12/09/2015	4,130	4,160
Duke Energy Progress, Inc.
0.479% due 03/06/2017	700	699
Electricite de France S.A.
0.735% due 01/20/2017	2,400	2,404
Entergy Corp.
3.625% due 09/15/2015	2,000	2,008
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	689	704
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	513
KT Corp.
4.875% due 07/15/2015	2,000	2,002
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	300	300
Orange S.A.
2.125% due 09/16/2015	575	576
Petrobras Global Finance BV
2.643% due 03/17/2017	1,900	1,865
Petroliam Nasional Bhd.
7.750% due 08/15/2015	2,530	2,549
Telecom Italia Capital S.A.
5.250% due 10/01/2015	1,000	1,010
Verizon Communications, Inc.
2.036% due 09/14/2018	3,885	4,022

		27,956

Total Corporate Bonds & Notes (Cost $214,411)		214,340

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 1.0%
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	200	202
Orange County, California Revenue Notes, Series 2015
0.680% due 02/01/2016	2,000	2,004

University of California Revenue Bonds, Series 2011
0.684% due 07/01/2041	1,200	1,200

		3,406

FLORIDA 0.0%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	100	100

TEXAS 0.2%
Texas State General Obligation Notes, Series 2013
0.584% due 06/01/2018	565	566

Total Municipal Bonds & Notes (Cost $4,065)		4,072

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
0.486% due 12/25/2017	1,249	1,251
0.487% due 04/25/2036 - 06/25/2036	1,566	1,567
0.587% due 12/25/2043	964	970
0.637% due 04/25/2039	1,126	1,133
0.727% due 07/25/2037	314	317
0.737% due 09/25/2041	18	18
0.767% due 07/25/2041	1,677	1,700
0.867% due 02/25/2041	91	92
Freddie Mac
0.586% due 03/15/2041	456	459
0.676% due 07/15/2037	1,619	1,632
0.686% due 08/15/2041	54	55
0.766% due 07/15/2037	213	216
0.786% due 11/15/2037	252	256
1.100% due 10/05/2017 (c)	1,000	1,000
1.136% due 01/15/2032	628	648
1.186% due 01/15/2039	177	183
Ginnie Mae
0.752% due 04/20/2062	115	116
NCUA Guaranteed Notes
0.745% due 12/08/2020	1,959	1,973

Total U.S. Government Agencies (Cost $13,532)		13,586

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Notes
0.625% due 05/31/2017 (c)	40,500	40,481

Total U.S. Treasury Obligations (Cost $40,440)		40,481

MORTGAGE-BACKED SECURITIES 6.8%
Asset Securitization Corp.
6.930% due 02/14/2043	1,903	2,018
Banc of America Large Loan, Inc.
6.503% due 10/10/2045	3,863	3,918
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045	194	193
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	2,600	2,711
5.380% due 07/15/2044	801	801
COBALT Commercial Mortgage Trust
5.223% due 08/15/2048	2,455	2,554
DBRR Trust
0.853% due 02/25/2045	121	120
GS Mortgage Securities Trust
1.144% due 05/10/2045	43	44
JPMorgan Chase Commercial Mortgage Securities Trust
5.868% due 02/12/2049	281	290
Morgan Stanley Capital Trust
0.336% due 07/12/2044	4,868	4,847
3.884% due 09/15/2047	963	971
Wachovia Bank Commercial Mortgage Trust
0.210% due 04/15/2047	3,100	3,053
0.335% due 10/15/2048	2,173	2,153
Wells Fargo-RBS Commercial Mortgage Trust
1.081% due 04/15/2045	271	272

Total Mortgage-Backed Securities (Cost $24,073)		23,945

ASSET-BACKED SECURITIES 8.7%
Aircraft Lease Securitisation Ltd.
0.445% due 05/10/2032	1,685	1,675
BA Credit Card Trust
0.516% due 06/15/2020	5,000	5,007
California Republic Auto Receivables Trust
0.630% due 06/15/2017	962	962
Chase Issuance Trust
0.590% due 08/15/2017	500	500

Citibank Credit Card Issuance Trust
0.315% due 12/17/2018	2,000	1,995
Fifth Third Auto Trust
0.450% due 04/17/2017	558	559
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024	2,500	2,497
Madison Park Funding Ltd.
1.570% due 08/15/2022	800	800
Navient Private Education Loan Trust
0.686% due 12/15/2021	2,123	2,124
Navient Student Loan Trust
0.653% due 08/27/2029	2,800	2,802
SLM Student Loan Trust
0.367% due 10/25/2024	3,916	3,891
0.447% due 05/25/2018	20	20
0.566% due 09/15/2022	2,414	2,415
0.637% due 09/25/2026	457	453
0.677% due 04/25/2023	475	476
SMB Private Education Loan Trust
0.786% due 07/17/2023	3,791	3,796
Voya CLO Ltd.
1.615% due 10/15/2022	500	500

Total Asset-Backed Securities (Cost $30,448)		30,472

SOVEREIGN ISSUES 5.4%
Development Bank of Japan, Inc.
1.736% due 04/27/2017	5,000	5,043
Export-Import Bank of Korea
1.133% due 09/17/2016	1,000	1,004
4.125% due 09/09/2015	425	428
Japan Bank for International Cooperation
0.637% due 11/13/2018	6,000	6,039
Japan Finance Organization for Municipalities
0.934% due 05/22/2017	3,000	3,027
Korea Development Bank
3.250% due 03/09/2016	3,000	3,045
Municipality Finance PLC
2.375% due 05/16/2016	250	254

Total Sovereign Issues (Cost $18,842)		18,840

SHORT-TERM INSTRUMENTS 8.9%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015	1,000	999
Intesa Sanpaolo SpA
1.656% due 04/11/2016	1,500	1,504
Kookmin Bank
0.744% due 07/15/2015	250	250
Sumitomo Mitsui Banking Corp.
0.649% due 05/02/2017	1,000	1,000

		3,753

COMMERCIAL PAPER 7.7%
ENI Finance USA, Inc.
1.280% due 06/03/2016	4,000	3,958
Entergy Corp.
0.950% due 07/09/2015	2,500	2,499
0.950% due 08/27/2015	1,700	1,697
Ford Motor Credit Co.
0.830% due 07/27/2015	1,300	1,299
Holcim U.S. Finance SARL & Cie S.C.S
0.520% due 07/01/2015	3,000	3,000
Kinder Morgan, Inc.
1.250% due 07/16/2015	1,100	1,099
Tesco Treasury Services PLC
1.024% due 08/17/2015	1,800	1,798
2.750% due 08/17/2015	1,800	1,794
Thermo Fisher Scientific, Inc.
0.940% due 08/26/2015	4,500	4,493
Weatherford International Ltd.
1.060% due 07/23/2015	1,200	1,199
1.060% due 07/24/2015	1,500	1,499
1.060% due 07/27/2015	400	400

Wyndham Worldwide Corp.
0.970% due 07/02/2015	2,000	2,000

		26,735

REPURCHASE AGREEMENTS (b) 0.1%		300

Total Short-Term Instruments (Cost $30,778)		30,788

Total Investments in Securities (Cost $376,589)		376,524

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	1,044,088	10,355

Total Short-Term Instruments (Cost $10,355)		10,355

Total Investments in Affiliates (Cost $10,355)		10,355

Total Investments 111.0% (Cost $386,944)		$386,879
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(11))		3
Other Assets and Liabilities, net (11.0%)		(38,213)

Net Assets 100.0%		$348,669

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	06/30/2015	07/01/2015	$300	Fannie Mae 2.260% due 10/17/2022	$(309)	$300	$300

Total Repurchase Agreements						$(309)	$300	$300

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
GRE	0.200%	06/25/2015	07/02/2015	$(40,500)	$(40,501)

Total Reverse Repurchase Agreements					$(40,501)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $10,570 at a weighted average interest rate of 0.227%.

(c)	Securities with an aggregate market value of $41,481 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar March Futures	Short	03/2018	286	$26	$4	$0

Total Futures Contracts				$26	$4	$0

Cash of $289 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection(1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015(2)	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Petrobras International Finance Co.	1.000%	09/20/2015	2.140%	$200	$(5)	$5	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection(1)

							Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$567	$(2)	$2	$0	$0
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	1,228	(4)	3	0	(1)

					$(6)	$5	$0	$(1)

Total Swap Agreements					$(11)	$10	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$98,449	$2,701	$101,150
Industrials	0	85,234	0	85,234
Utilities	0	27,956	0	27,956
Municipal Bonds & Notes
California	0	3,406	0	3,406
Florida	0	100	0	100
Texas	0	566	0	566
U.S. Government Agencies	0	13,586	0	13,586
U.S. Treasury Obligations	0	40,481	0	40,481
Mortgage-Backed Securities	0	23,945	0	23,945
Asset-Backed Securities	0	28,797	1,675	30,472
Sovereign Issues	0	18,840	0	18,840
Short-Term Instruments
Certificates of Deposit	0	3,753	0	3,753
Commercial Paper	0	26,735	0	26,735
Repurchase Agreements	0	300	0	300
	$0	$372,148	$4,376	$376,524

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,355	$0	$0	$10,355

Total Investments	$10,355	$372,148	$4,376	$386,879

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$0	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1)	$0	$(1)

Totals	$10,359	$372,147	$4,376	$386,882

There were no significant transfers between Level 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,702	$0	$0	$0	$(1)	$0	$0	$2,701	$(1)
Mortgage-Backed Securities	482	0	(363)	0	1	0	0	(120)	0	0
Asset-Backed Securities	1,814	0	(147)	0	2	6	0	0	1,675	6

Totals	$2,296	$2,702	$(510)	$0	$3	$5	$0	$(120)	$4,376	$5

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,701	Proxy Pricing	Base Price	100.04
Asset-Backed Securities	1,675	Third Party Vendor	Broker Quote	99.38

Total	$4,376

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.2%
MUNICIPAL BONDS & NOTES 91.2%
ALABAMA 1.0%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,957

ARIZONA 1.3%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,143
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2014
5.000% due 07/01/2020	1,175	1,374

		2,517

CALIFORNIA 9.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.770% due 04/01/2047	5,000	4,981
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.984% due 04/01/2045	2,500	2,509
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	565	565
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.493% due 03/01/2034	5,000	5,000
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,207
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	250	250
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,040
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2015	1,115	1,119

		18,671

CONNECTICUT 0.3%
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	517

FLORIDA 6.0%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,198
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	4,000	3,986
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,129
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,667

		11,980

GEORGIA 6.4%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,103
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.300% due 01/01/2052	2,500	2,500
1.750% due 12/01/2049	3,000	3,022
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,003

		12,628

ILLINOIS 6.8%
Chicago Board of Education, Illinois General Obligation Bonds, (AMBAC Insured), Series 2005
5.250% due 12/01/2015	1,245	1,262
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2017	1,050	1,073
Chicago, Illinois General Obligation Bonds, Series 2003
5.000% due 01/01/2017	1,000	1,022
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,665	1,661
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	4,105	4,265
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,042

Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	70	74
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,180

		13,579

MARYLAND 0.3%
Maryland Community Development Administration Revenue Bonds, Series 2011
1.020% due 03/01/2036	150	150
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	506

		656

MASSACHUSETTS 3.8%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.430% due 02/01/2017	1,000	1,000
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	5,000	5,012
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,514

		7,526

MICHIGAN 3.0%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,056
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	480	422
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	548

		6,026

MINNESOTA 1.2%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,341

MISSOURI 0.5%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,044

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 01/01/2020	240	265

NEVADA 2.6%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	5,250	5,216

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,070

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2018	400	438

NEW MEXICO 3.4%
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2018	1,000	1,114
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,638

		6,752

NEW YORK 10.1%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,180
Build NYC Resource Corp., New York Revenue Notes, Series 2012
4.000% due 08/01/2015	700	702
5.000% due 08/01/2016	800	833
5.000% due 08/01/2017	650	698
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2015	140	143
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,374
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,433

New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	1,025	1,086
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	875
5.000% due 07/01/2016	1,000	1,044
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	3,000	3,299
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	3,500	3,956
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	523

		20,146

NORTH CAROLINA 2.9%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,369
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,335
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	395
5.000% due 04/01/2020	500	578

		5,677

OHIO 7.8%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,066
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,015
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,028
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	7,650	8,050
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,129
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2019	100	115
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	2,000	2,000

		15,403

OREGON 0.5%
Oregon State Facilities Authority Revenue Notes, Series 2011
5.250% due 05/01/2019	920	1,050

PENNSYLVANIA 5.6%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,569
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,130
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	4,986
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	2,500	2,511

		11,196

TENNESSEE 2.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,185
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,467

		4,652

TEXAS 12.6%
City Public Service Board of San Antonio, Texas Revenue Notes, Series 2014
5.000% due 02/01/2020	1,950	2,239
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,435
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	4,000	4,011
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	553
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,388
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,087
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,900	4,914
SA Energy Acquisition Public Facility Corp., Texas Revenue Notes, Series 2007
5.250% due 08/01/2016	1,000	1,044

San Antonio, Texas Water System Revenue Bonds, Series 2013
0.750% due 05/01/2043	3,000	3,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,248

		24,919

WEST VIRGINIA 1.0%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	1,990

WISCONSIN 1.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,007

Total Municipal Bonds & Notes (Cost $180,006)		181,223

Total Investments in Securities (Cost $180,006)		181,223

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio III	729,472	7,235

Total Short-Term Instruments (Cost $7,231)		7,235

Total Investments in Affiliates (Cost $7,231)		7,235

Total Investments 94.8% (Cost $187,237)		$188,458
Other Assets and Liabilities, net 5.2%		10,279

Net Assets 100.0%		$198,737

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$ 0	$1,957	$0	$1,957
Arizona	0	2,517	0	2,517
California	0	18,671	0	18,671
Connecticut	0	517	0	517
Florida	0	11,980	0	11,980
Georgia	0	12,628	0	12,628
Illinois	0	13,579	0	13,579
Maryland	0	656	0	656
Massachusetts	0	7,526	0	7,526
Michigan	0	6,026	0	6,026
Minnesota	0	2,341	0	2,341
Missouri	0	1,044	0	1,044
Nebraska	0	265	0	265
Nevada	0	5,216	0	5,216
New Hampshire	0	1,070	0	1,070
New Jersey	0	438	0	438
New Mexico	0	6,752	0	6,752
New York	0	20,146	0	20,146
North Carolina	0	5,677	0	5,677
Ohio	0	15,403	0	15,403
Oregon	0	1,050	0	1,050
Pennsylvania	0	11,196	0	11,196
Tennessee	0	4,652	0	4,652
Texas	0	24,919	0	24,919
West Virginia	0	1,990	0	1,990
Wisconsin	0	3,007	0	3,007
	$ 0	$181,223	$0	$181,223

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 7,235	$0	$0	$7,235

Total Investments	$ 7,235	$181,223	$0	$188,458

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.0%
BANK LOAN OBLIGATIONS 0.6%
Chrysler Group LLC
3.500% due 05/24/2017		$15,519	$15,520
Community Health Systems, Inc.
3.534% due 12/31/2018		15,561	15,567
CWC Cayman Finance Limited
5.500% due 04/28/2017		2,925	2,932
Dell, Inc.
3.750% due 10/29/2018		38,262	38,292
H.J. Heinz Co.
3.250% due 06/05/2020		12,259	12,276

Total Bank Loan Obligations (Cost $84,408)			84,587

CORPORATE BONDS & NOTES 68.4%
BANKING & FINANCE 33.2%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		4,350	4,334
Ally Financial, Inc.
2.750% due 01/30/2017		26,370	26,317
2.955% due 07/18/2016		1,000	1,011
3.125% due 01/15/2016		44,475	44,697
3.250% due 02/13/2018		2,000	1,990
3.500% due 07/18/2016		13,700	13,940
5.500% due 02/15/2017		20,012	20,913
6.250% due 12/01/2017		600	642
American Express Credit Corp.
0.581% due 09/22/2017		7,600	7,578
0.764% due 08/15/2019		33,900	33,523
0.836% due 03/18/2019		12,000	11,966
1.012% due 05/26/2020		5,000	5,008
American International Group, Inc.
5.050% due 10/01/2015		8,100	8,182
American Tower Corp.
2.800% due 06/01/2020		7,400	7,299
Banco Bradesco S.A.
4.500% due 01/12/2017		6,100	6,361
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		14,100	14,911
Banco del Estado de Chile
2.000% due 11/09/2017		3,750	3,780
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,400	5,402
Banco Santander Brasil S.A.
4.250% due 01/14/2016		30,663	31,119
4.625% due 02/13/2017		58,805	60,705
Banco Santander Chile
1.176% due 04/11/2017		19,895	19,851
1.875% due 01/19/2016		9,350	9,373
2.154% due 06/07/2018		3,786	3,852
3.750% due 09/22/2015		15,132	15,192
4.500% due 03/13/2017	AUD	3,296	2,584
Bank of America Corp.
0.604% due 08/15/2016		$6,295	6,270
0.892% due 08/25/2017		12,600	12,582
1.315% due 01/15/2019		3,483	3,517
3.625% due 03/17/2016		8,195	8,348
3.750% due 07/12/2016		13,460	13,801
5.625% due 10/14/2016		700	738
6.875% due 04/25/2018		5,000	5,649
Bank of America N.A.
5.300% due 03/15/2017		4,750	5,032
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,380
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.829% due 03/05/2018		11,500	11,522
0.891% due 09/09/2016		7,250	7,266
1.200% due 03/10/2017		8,000	7,980
1.550% due 09/09/2016		7,400	7,434
2.700% due 09/09/2018		2,175	2,227
3.103% due 03/20/2018	AUD	4,600	3,560
Banque Federative du Credit Mutuel S.A.
1.125% due 01/20/2017		$4,050	4,077
Banque PSA Finance S.A.
4.875% due 09/25/2015	EUR	550	619

BB&T Corp.
3.200% due 03/15/2016		$27,114	27,520
BBVA Banco Continental S.A.
2.250% due 07/29/2016		12,500	12,569
BBVA Bancomer S.A.
4.500% due 03/10/2016 (g)		16,950	17,348
4.500% due 03/10/2016		17,850	18,269
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		22,500	22,717
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,750	3,027
7.250% due 02/01/2018		100	113
BOC Aviation Pte. Ltd.
2.875% due 10/10/2017		5,500	5,572
3.875% due 05/09/2019		6,522	6,724
BOKF N.A.
0.964% due 05/15/2017		11,489	11,371
BPCE S.A.
0.846% due 11/18/2016		20,450	20,486
0.891% due 06/23/2017		18,240	18,247
0.913% due 06/17/2017		85,640	85,689
1.129% due 02/10/2017		10,750	10,814
1.371% due 03/06/2017	GBP	15,100	23,835
CIT Group, Inc.
3.875% due 02/19/2019		$5,200	5,174
4.250% due 08/15/2017		96,340	98,026
5.000% due 05/15/2017		68,188	70,486
5.250% due 03/15/2018		13,818	14,319
5.500% due 02/15/2019		8,500	8,882
Citigroup, Inc.
0.551% due 06/09/2016		3,369	3,354
0.967% due 04/27/2018		7,000	6,983
1.974% due 05/15/2018		4,700	4,826
3.953% due 06/15/2016		2,500	2,567
5.500% due 11/18/2015	GBP	8,600	13,729
Corpbanca S.A.
3.875% due 09/22/2019		$5,050	5,135
Credit Agricole S.A.
0.833% due 06/12/2017		38,450	38,439
0.864% due 06/02/2017		19,350	19,361
1.075% due 04/15/2019		26,220	26,432
1.252% due 06/10/2020		64,800	64,840
Credit Suisse
0.772% due 05/26/2017		49,500	49,380
0.959% due 04/27/2018		4,700	4,703
0.969% due 01/29/2018		3,900	3,894
1.375% due 05/26/2017		26,500	26,484
DBS Bank Ltd.
0.885% due 07/15/2021		113,845	113,134
3.625% due 09/21/2022		4,624	4,777
DBS Group Holdings Ltd.
0.776% due 07/16/2019		26,800	26,815
DNB Boligkreditt A/S
1.450% due 03/21/2019		45,000	45,084
Eksportfinans ASA
2.000% due 09/15/2015		68,805	68,891
2.375% due 05/25/2016		53,486	53,620
5.500% due 05/25/2016		25,105	25,858
5.500% due 06/26/2017		30,665	32,572
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.132% due 03/20/2017		17,350	17,017
First Horizon National Corp.
5.375% due 12/15/2015		51,273	52,065
Ford Motor Credit Co. LLC
0.726% due 11/08/2016		9,245	9,227
0.799% due 09/08/2017		53,900	53,615
0.849% due 12/06/2017		735	730
1.118% due 03/12/2019		113,300	112,536
1.186% due 06/15/2018		20,100	20,126
1.214% due 01/09/2018		33,000	33,053
2.375% due 01/16/2018		500	505
3.000% due 06/12/2017		13,300	13,609
3.984% due 06/15/2016		500	512
4.207% due 04/15/2016		14,950	15,292
General Motors Financial Co., Inc.
1.631% due 04/10/2018		59,000	59,488
1.835% due 01/15/2020		69,350	69,425
2.625% due 07/10/2017		34,000	34,381
2.750% due 05/15/2016		12,000	12,146
3.000% due 09/25/2017		32,450	33,156
3.500% due 07/10/2019		400	409
4.750% due 08/15/2017		43,466	45,905
Goldman Sachs Group, Inc.
0.904% due 06/04/2017		12,350	12,336
1.297% due 10/23/2019		17,900	18,008
1.437% due 04/23/2020		57,070	57,694

1.478% due 04/30/2018		7,200	7,281
1.884% due 11/29/2023		152,902	155,706
7.750% due 11/23/2016	AUD	18,680	15,323
Hana Bank
1.375% due 02/05/2016		$20,530	20,569
1.404% due 11/09/2016		5,410	5,434
4.000% due 11/03/2016		46,852	48,517
4.500% due 10/30/2015		2,256	2,282
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		500	500
2.700% due 03/15/2017		30	31
HBOS PLC
0.979% due 09/06/2017		62,917	62,864
0.982% due 09/30/2016		30,950	30,950
HSBC Finance Corp.
0.713% due 06/01/2016		59,210	59,127
HSBC USA, Inc.
0.887% due 11/13/2019		25,300	25,228
HSH Nordbank AG
0.430% due 12/31/2015		59,650	59,501
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		2,500	2,495
Hypothekenbank Frankfurt AG
0.132% due 09/20/2017		1,950	1,920
Hyundai Capital Services, Inc.
1.086% due 03/18/2017		45,262	45,399
3.500% due 09/13/2017		3,300	3,418
4.375% due 07/27/2016		85,041	87,775
Industrial Bank of Korea
1.375% due 10/05/2015		17,300	17,312
2.375% due 07/17/2017		39,230	39,886
3.750% due 09/29/2016		10,360	10,679
4.375% due 08/04/2015		12,534	12,577
ING Bank NV
0.974% due 10/01/2019		82,000	82,222
1.375% due 03/07/2016		2,055	2,063
International Lease Finance Corp.
3.875% due 04/15/2018		2,699	2,719
5.750% due 05/15/2016		27,450	28,171
6.250% due 05/15/2019		1,600	1,734
6.750% due 09/01/2016		35,100	36,987
7.125% due 09/01/2018		17,450	19,500
8.625% due 09/15/2015		97,249	98,586
8.750% due 03/15/2017		8,400	9,212
Intesa Sanpaolo SpA
3.625% due 08/12/2015		15,700	15,739
IPIC GMTN Ltd.
1.750% due 11/30/2015 (g)		15,200	15,300
3.125% due 11/15/2015		13,210	13,340
Jackson National Life Global Funding
1.250% due 02/21/2017		24,000	24,036
Jefferies Group LLC
5.500% due 03/15/2016		1,325	1,356
JPMorgan Chase & Co.
0.793% due 03/01/2018		18,950	18,906
0.827% due 04/25/2018		41,000	41,050
1.068% due 05/30/2017	GBP	19,550	30,334
1.232% due 01/23/2020		$40,800	41,216
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016		7,750	7,734
Kilroy Realty LP
5.000% due 11/03/2015		1,000	1,012
Kookmin Bank
0.936% due 03/11/2016		7,700	7,700
1.036% due 03/14/2017		8,200	8,192
Korea Exchange Bank
1.750% due 09/27/2015 (g)		12,800	12,830
2.000% due 04/02/2018		700	699
3.125% due 06/26/2017		13,150	13,503
4.875% due 01/14/2016		3,700	3,774
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	8,155
LeasePlan Corp. NV
2.500% due 05/16/2018		$6,890	6,901
3.000% due 10/23/2017		34,878	35,616
Lloyds Bank PLC
0.825% due 05/14/2018		28,300	28,360
Loews Corp.
5.250% due 03/15/2016		17,805	18,356
Macquarie Bank Ltd.
0.782% due 02/26/2017		2,100	2,101
1.072% due 03/24/2017		43,850	44,081
2.000% due 08/15/2016		500	505
5.000% due 02/22/2017		3,570	3,771
Macquarie Group Ltd.
3.000% due 12/03/2018		92,779	94,410

4.875% due 08/10/2017		5,000	5,286
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.052% due 07/23/2019 (g)		8,550	8,521
1.875% due 10/17/2016		4,420	4,452
Mizuho Bank Ltd.
0.706% due 04/16/2017		6,725	6,717
0.731% due 09/25/2017		2,055	2,052
Morgan Stanley
3.450% due 11/02/2015		5,063	5,109
3.800% due 04/29/2016		2,569	2,626
5.375% due 10/15/2015		8,920	9,039
5.450% due 01/09/2017		300	318
5.750% due 10/18/2016		9,500	10,042
MUFG Americas Holdings Corp.
0.849% due 02/09/2018		3,700	3,707
Murray Street Investment Trust
4.647% due 03/09/2017		37,500	39,395
National City Bank
0.636% due 12/15/2016		2,000	1,996
Navient Corp.
3.875% due 09/10/2015		1,290	1,293
4.625% due 09/25/2017		2,600	2,649
5.500% due 01/15/2019		2,800	2,862
6.000% due 01/25/2017		41,975	43,759
6.250% due 01/25/2016		117,617	120,116
8.450% due 06/15/2018		4,460	4,968
8.780% due 09/15/2016	MXN	21,400	1,383
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		$7,700	7,839
NRAM PLC
5.625% due 06/22/2017		23,350	25,477
ORIX Corp.
5.000% due 01/12/2016		10,238	10,448
Piper Jaffray Cos.
3.282% due 05/31/2017		24,550	24,550
4.782% due 11/30/2015		3,300	3,309
Pricoa Global Funding
1.150% due 11/25/2016		1,000	1,000
Prudential Covered Trust
2.997% due 09/30/2015		26,153	26,292
QNB Finance Ltd.
1.528% due 10/31/2016		1,050	1,057
3.125% due 11/16/2015 (g)		13,200	13,305
RCI Banque S.A.
4.600% due 04/12/2016		21,073	21,592
Regions Bank
7.500% due 05/15/2018		721	828
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		26,880	26,957
Royal Bank of Scotland PLC
3.950% due 09/21/2015		973	979
Santander Bank N.A.
1.206% due 01/12/2018		10,600	10,596
Santander Holdings USA, Inc.
3.000% due 09/24/2015		3,635	3,645
Santander U.S. Debt S.A.U.
3.781% due 10/07/2015		400	403
SL Green Realty Corp.
5.000% due 08/15/2018		15,700	16,812
Springleaf Finance Corp.
5.400% due 12/01/2015		20,600	20,832
5.750% due 09/15/2016		9,900	10,259
6.900% due 12/15/2017		32,875	34,930
Stone Street Trust
5.902% due 12/15/2015		29,150	29,721
Swedbank Hypotek AB
2.125% due 08/31/2016		45,550	46,241
Synchrony Financial
1.509% due 02/03/2020		7,250	7,290
1.875% due 08/15/2017		5,200	5,200
Trafford Centre Finance Ltd.
0.773% due 07/28/2015	GBP	14	23
U.S. Bank N.A.
0.759% due 10/28/2019		$29,000	29,091
2.282% due 04/29/2020		60,205	60,335
UBS AG
0.915% due 08/14/2019		57,100	57,085
0.981% due 03/26/2018		8,150	8,153
4.750% due 05/22/2023		700	707
Ventas Realty LP
1.550% due 09/26/2016		5,000	5,019
Vesey Street Investment Trust
4.404% due 09/01/2016		18,166	18,817
Wachovia Corp.
0.645% due 10/15/2016		3,491	3,480

WEA Finance LLC
1.750% due 09/15/2017	1,000	1,003
Wells Fargo & Co.
0.686% due 09/14/2018	22,800	22,736
0.958% due 01/30/2020	6,500	6,475
Weyerhaeuser Co.
6.950% due 08/01/2017	10,050	11,066
Woori Bank
4.500% due 10/07/2015	1,073	1,084

		4,603,704

INDUSTRIALS 23.7%
AbbVie, Inc.
1.200% due 11/06/2015	155,910	156,065
Actavis Funding SCS
1.158% due 09/01/2016	8,450	8,483
1.368% due 03/12/2018	12,700	12,762
1.543% due 03/12/2020	104,356	105,632
1.850% due 03/01/2017	9,800	9,851
2.350% due 03/12/2018	8,100	8,148
Actavis, Inc.
1.875% due 10/01/2017	6,052	6,062
Allergan, Inc.
5.750% due 04/01/2016	13,904	14,408
Amgen, Inc.
0.664% due 05/22/2017	52,400	52,401
0.884% due 05/22/2019	3,965	3,972
1.250% due 05/22/2017	8,169	8,166
2.125% due 05/15/2017	14,193	14,421
2.300% due 06/15/2016	36,400	36,809
2.500% due 11/15/2016	2,350	2,394
5.850% due 06/01/2017	4,500	4,874
Anadarko Petroleum Corp.
5.950% due 09/15/2016	18,584	19,595
6.375% due 09/15/2017	3,164	3,473
Anglo American Capital PLC
1.225% due 04/15/2016	9,712	9,691
2.625% due 04/03/2017	1,450	1,458
Asciano Finance Ltd.
3.125% due 09/23/2015	5,200	5,221
5.000% due 04/07/2018	810	868
Aviation Capital Group Corp.
3.875% due 09/27/2016	28,200	28,705
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	9,173	9,322
BAT International Finance PLC
0.796% due 06/15/2018	24,300	24,303
1.125% due 03/29/2016	1,000	1,004
1.850% due 06/15/2018	3,000	3,008
2.125% due 06/07/2017	8,000	8,095
Becton Dickinson and Co.
0.736% due 06/15/2016	179,000	179,125
BMW U.S. Capital LLC
0.624% due 06/02/2017 (g)	37,200	37,103
Boston Scientific Corp.
2.850% due 05/15/2020	2,600	2,597
Cameron International Corp.
1.150% due 12/15/2016	2,500	2,486
Canadian Natural Resources Ltd.
0.657% due 03/30/2016	14,900	14,876
Chesapeake Energy Corp.
3.525% due 04/15/2019	19,700	18,075
Cheung Kong Infrastructure Finance BVI Ltd.
0.981% due 06/20/2017	7,700	7,684
Chevron Corp.
0.813% due 03/03/2022	4,000	4,014
CNPC General Capital Ltd.
2.750% due 04/19/2017	4,900	4,986
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016	2,410	2,446
Coca-Cola HBC Finance BV
5.500% due 09/17/2015	7,787	7,831
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	10,380	10,600
ConAgra Foods, Inc.
0.646% due 07/21/2016	144,740	144,365
1.300% due 01/25/2016	9,733	9,735
ConocoPhillips Co.
1.176% due 05/15/2022	23,600	23,810
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	4,288	4,578
Cox Communications, Inc.
5.875% due 12/01/2016	1,300	1,380
7.250% due 11/15/2015	4,820	4,931

CRH America, Inc.
8.125% due 07/15/2018	1,900	2,229
D.R. Horton, Inc.
5.625% due 01/15/2016	6,400	6,480
6.500% due 04/15/2016	7,900	8,196
Daimler Finance North America LLC
0.618% due 08/01/2017	32,000	31,976
0.632% due 03/10/2017	12,850	12,850
0.704% due 03/02/2018	93,750	93,660
1.138% due 08/01/2018	4,420	4,461
2.400% due 04/10/2017	100	102
Delta Air Lines Pass-Through Trust
6.750% due 05/23/2017	4,250	4,324
Devon Energy Corp.
0.736% due 12/15/2015	5,620	5,616
0.826% due 12/15/2016	9,391	9,286
DIRECTV Holdings LLC
3.125% due 02/15/2016	4,410	4,463
3.500% due 03/01/2016	11,808	11,993
DISH DBS Corp.
4.250% due 04/01/2018	16,100	16,422
4.625% due 07/15/2017	500	516
7.125% due 02/01/2016	148,014	152,084
Dow Chemical Co.
2.500% due 02/15/2016	2,114	2,135
eBay, Inc.
0.758% due 08/01/2019	22,164	21,736
Ecolab, Inc.
1.000% due 08/09/2015	5,000	4,995
Embraer Overseas Ltd.
6.375% due 01/24/2017	3,000	3,174
Enbridge, Inc.
0.734% due 06/02/2017	11,350	11,219
0.934% due 10/01/2016	1,500	1,498
Energy Transfer Partners LP
2.500% due 06/15/2018	10,500	10,516
9.000% due 04/15/2019	8,178	9,817
Enterprise Products Operating LLC
1.250% due 08/13/2015	4,560	4,562
Express Scripts Holding Co.
3.125% due 05/15/2016	2,000	2,033
Freeport-McMoRan, Inc.
2.150% due 03/01/2017	2,000	2,003
2.300% due 11/14/2017	1,000	998
Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	800	870
Georgia-Pacific LLC
2.539% due 11/15/2019	36,100	36,074
Glencore Canada Corp.
6.000% due 10/15/2015	10,744	10,885
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	35,154	35,247
Glencore Funding LLC
1.700% due 05/27/2016	5,000	5,007
Harvest Operations Corp.
2.125% due 05/14/2018	6,750	6,790
HCA, Inc.
3.750% due 03/15/2019	2,850	2,878
6.500% due 02/15/2016	15,640	16,158
7.190% due 11/15/2015	6,338	6,473
Hewlett-Packard Co.
2.125% due 09/13/2015	3,478	3,490
HJ Heinz Co.
1.600% due 06/30/2017 (b)	6,800	6,803
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	70,017	70,538
4.625% due 09/11/2015 (g)	44,495	44,826
Hyundai Capital America
1.450% due 02/06/2017	17,100	17,050
1.625% due 10/02/2015	3,800	3,805
2.125% due 10/02/2017	8,484	8,570
3.750% due 04/06/2016	4,686	4,773
4.000% due 06/08/2017	200	208
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	17,287	17,210
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018	7,500	7,622
Kansas City Southern de Mexico S.A. de C.V.
0.979% due 10/28/2016	6,865	6,837
Kia Motors Corp.
3.625% due 06/14/2016	18,525	18,923
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	14,393	14,602
4.100% due 11/15/2015	1,820	1,839
6.000% due 02/01/2017	8,770	9,342

Kinder Morgan, Inc.
7.000% due 06/15/2017		1,800	1,958
7.250% due 06/01/2018		1,900	2,143
KLA-Tencor Corp.
3.375% due 11/01/2019		1,150	1,182
Korea National Oil Corp.
3.125% due 04/03/2017		21,195	21,758
4.000% due 10/27/2016		19,700	20,415
Lafarge S.A.
6.200% due 07/09/2015		3,610	3,613
6.500% due 07/15/2016		16,300	17,156
6.625% due 11/29/2018	EUR	5,000	6,350
Lowe’s Cos., Inc.
0.702% due 09/10/2019		$10,000	10,018
McKesson Corp.
0.682% due 09/10/2015		11,450	11,450
Medtronic, Inc.
1.086% due 03/15/2020		23,750	24,016
1.500% due 03/15/2018		7,600	7,584
2.500% due 03/15/2020		35,300	35,352
MGM Resorts International
6.625% due 07/15/2015		84,911	85,004
6.875% due 04/01/2016		20,705	21,481
7.500% due 06/01/2016		24,270	25,362
10.000% due 11/01/2016		3,045	3,319
Mondelez International, Inc.
4.125% due 02/09/2016		800	815
Mylan, Inc.
1.800% due 06/24/2016		24,784	24,801
7.875% due 07/15/2020		21,326	22,216
NBCUniversal Enterprise, Inc.
0.960% due 04/15/2018		4,088	4,109
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017		7,630	7,661
0.981% due 09/26/2016		93,295	93,769
1.000% due 03/15/2016		800	802
1.950% due 09/12/2017		13,020	13,112
Noble Holding International Ltd.
3.050% due 03/01/2016		19,265	19,407
Norfolk Southern Corp.
5.750% due 01/15/2016		2,000	2,053
NXP BV
3.500% due 09/15/2016		10,000	10,125
ONEOK Partners LP
3.250% due 02/01/2016		7,410	7,481
Oracle Corp.
0.784% due 10/08/2019		43,250	43,641
Pearson Funding PLC
4.000% due 05/17/2016		5,650	5,784
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		15,893	16,366
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		48,690	49,036
Pioneer Natural Resources Co.
5.875% due 07/15/2016		8,400	8,780
6.650% due 03/15/2017		4,312	4,664
6.875% due 05/01/2018		400	449
Reynolds American, Inc.
1.050% due 10/30/2015		59,210	59,012
2.300% due 06/12/2018		8,150	8,217
6.750% due 06/15/2017		10,600	11,587
Roche Holdings, Inc.
0.622% due 09/30/2019		5,000	5,003
SABIC Capital BV
3.000% due 11/02/2015 (g)		11,500	11,576
Sabine Pass LNG LP
7.500% due 11/30/2016		4,885	5,166
SABMiller Holdings, Inc.
0.968% due 08/01/2018		3,109	3,120
2.450% due 01/15/2017		14,742	14,975
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		10,945	11,618
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018		2,825	2,853
2.750% due 05/17/2017		17,977	18,301
Southern Gas Networks PLC
0.856% due 10/21/2015	GBP	7,100	11,145
Southern Natural Gas Co. LLC
5.900% due 04/01/2017		$8,000	8,523
Southwestern Energy Co.
3.300% due 01/23/2018		8,700	8,923
Sutter Health
1.090% due 08/15/2053		9,000	9,003
Symantec Corp.
2.750% due 09/15/2015		9,691	9,725

Teck Resources Ltd.
5.375% due 10/01/2015		700	706
Telefonica Emisiones S.A.U.
0.931% due 06/23/2017		62,220	62,085
3.992% due 02/16/2016		31,956	32,509
6.421% due 06/20/2016		63,407	66,309
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		6,000	6,554
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016		17,366	17,545
3.200% due 03/01/2016		7,944	8,067
Time Warner Cable, Inc.
5.000% due 02/01/2020		10,000	10,776
5.850% due 05/01/2017		4,400	4,700
8.250% due 04/01/2019		4,300	5,058
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,500	2,819
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,850	2,109
Transocean, Inc.
4.950% due 11/15/2015		61,974	62,829
UAL Pass-Through Trust
9.750% due 07/15/2018		12,230	13,301
10.400% due 05/01/2018		3,237	3,528
USG Corp.
6.300% due 11/15/2016		32,159	33,807
7.875% due 03/30/2020		18,535	19,925
9.750% due 01/15/2018		29,889	34,148
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		29,100	30,118
Volkswagen Group of America Finance LLC
0.652% due 05/23/2017		14,450	14,456
0.754% due 05/22/2018		34,500	34,514
Volkswagen International Finance NV
2.375% due 03/22/2017		5,000	5,093
VW Credit, Inc.
0.701% due 06/26/2017		19,200	19,181
Walgreens Boots Alliance, Inc.
0.726% due 05/18/2016		47,300	47,303
Weatherford International Ltd.
5.500% due 02/15/2016		34,677	35,423
Whirlpool Corp.
1.650% due 11/01/2017		7,100	7,127
Wm Wrigley Jr. Co.
4.650% due 07/15/2015		970	971
Woodside Finance Ltd.
4.600% due 05/10/2021		15,600	16,716
Woolworths Ltd.
2.550% due 09/22/2015		7,895	7,927
Wynn Las Vegas LLC
5.500% due 03/01/2025		3,700	3,543
Wynn Macau Ltd.
5.250% due 10/15/2021		600	570
ZF North America Capital, Inc.
4.000% due 04/29/2020		5,500	5,514

			3,283,187

UTILITIES 11.5%
AES Corp.
3.283% due 06/01/2019		20,250	20,301
AT&T, Inc.
0.956% due 03/11/2019		13,841	13,852
1.212% due 06/30/2020		53,623	53,896
2.950% due 05/15/2016		37,067	37,691
BellSouth Corp.
4.821% due 04/26/2021 (g)		138,325	142,313
BG Energy Capital PLC
2.500% due 12/09/2015		15,000	15,107
4.000% due 12/09/2020		2,980	3,181
6.500% due 11/30/2072		34,625	37,165
6.500% due 11/30/2072	GBP	8,105	13,587
BP Capital Markets PLC
0.702% due 02/13/2018		$14,200	14,220
0.789% due 05/10/2018		1,250	1,247
0.911% due 09/26/2018		2,925	2,935
Consumers Energy Co.
5.500% due 08/15/2016		5,210	5,484
Electricite de France S.A.
0.735% due 01/20/2017		34,620	34,681
Enel Finance International NV
6.250% due 09/15/2017		1,800	1,971
Entergy Corp.
3.625% due 09/15/2015		24,970	25,069
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		36,400	37,210

6.000% due 01/15/2018		15,900	17,229
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		25,028	25,417
2.625% due 11/27/2018		500	509
Korea Electric Power Corp.
3.000% due 10/05/2015		32,009	32,203
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,545
Korea Hydro & Nuclear Power Co. Ltd.
1.064% due 05/22/2017 (g)		48,900	48,892
2.875% due 10/02/2018		1,300	1,334
3.125% due 09/16/2015		21,520	21,625
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,420	1,462
6.000% due 05/25/2016		405	422
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,848
3.125% due 05/10/2017		12,734	13,054
5.500% due 09/29/2016		418	440
KT Corp.
1.750% due 04/22/2017		18,300	18,302
3.875% due 01/20/2017		2,888	2,987
4.875% due 07/15/2015		5,000	5,005
Laclede Group, Inc.
1.024% due 08/15/2017		17,200	17,179
LG&E and KU Energy LLC
2.125% due 11/15/2015		10,895	10,936
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		11,250	11,261
OGE Energy Corp.
0.832% due 11/24/2017		6,000	6,000
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		18,200	18,668
Orange S.A.
2.125% due 09/16/2015		11,003	11,030
2.750% due 09/14/2016		6,897	7,023
5.000% due 05/12/2016	GBP	8,145	13,216
Petrobras Global Finance BV
1.896% due 05/20/2016		$36,090	35,646
2.000% due 05/20/2016		5,800	5,746
2.643% due 03/17/2017		110,727	108,701
3.250% due 03/17/2017		5,500	5,425
3.500% due 02/06/2017		7,520	7,458
3.875% due 01/27/2016		48,010	48,275
6.125% due 10/06/2016		1,900	1,966
Petroleos Mexicanos
5.750% due 03/01/2018		25,900	28,240
Petroliam Nasional Bhd.
7.750% due 08/15/2015		365	368
Plains All American Pipeline LP
3.950% due 09/15/2015		17,034	17,131
5.875% due 08/15/2016		2,000	2,097
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		754	780
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017 (g)		22,500	22,933
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017 (g)		9,400	9,409
1.051% due 04/10/2017		54,800	54,756
1.191% due 04/10/2019		21,750	21,730
1.750% due 04/10/2017		21,710	21,736
Sprint Communications, Inc.
6.000% due 12/01/2016		83,904	87,103
8.375% due 08/15/2017		16,250	17,631
9.125% due 03/01/2017		550	597
Telecom Italia Capital S.A.
5.250% due 10/01/2015		29,880	30,167
Tokyo Electric Power Co., Inc.
1.360% due 08/12/2015	JPY	110,000	899
1.590% due 12/28/2015		20,000	164
1.970% due 06/27/2016		20,000	165
2.060% due 08/31/2016		30,000	248
2.080% due 05/31/2016 (e)		110,000	908
Verizon Communications, Inc.
0.681% due 06/09/2017		$5,303	5,293
1.053% due 06/17/2019		21,331	21,218
2.036% due 09/14/2018		265,477	274,861
2.500% due 09/15/2016		817	830

3.650% due 09/14/2018	5,350	5,624

		1,585,602

Total Corporate Bonds & Notes (Cost $9,481,626)		9,472,493

MUNICIPAL BONDS & NOTES 0.9%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.182% due 11/25/2043	5,043	5,046

CALIFORNIA 0.7%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	51,700	53,062
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	25,350	25,559
University of California Revenue Bonds, Series 2011
0.684% due 07/01/2041	13,900	13,908

		92,529

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,002

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	2,105	2,140

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	5,055	5,201

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.810% due 12/01/2033	3,935	3,933

OHIO 0.1%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	9,200	9,200

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,038

Total Municipal Bonds & Notes (Cost $119,644)		121,089

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
0.247% due 07/25/2037	869	817
0.253% due 12/25/2036	177	177
0.307% due 03/25/2034	56	56
0.317% due 03/25/2036	117	112
0.337% due 08/25/2034	327	325
0.387% due 10/27/2037	1,683	1,663
0.487% due 12/25/2028 - 03/25/2036	1,775	1,786
0.507% due 06/25/2036	215	215
0.527% due 11/25/2036	207	208
0.537% due 04/25/2036 - 03/25/2044	1,149	1,147
0.557% due 03/25/2036	134	135
0.585% due 03/17/2032 - 05/18/2032	1,016	1,025
0.587% due 06/25/2032 - 09/25/2032	128	129
0.595% due 08/25/2015	1,077	1,076
0.617% due 07/25/2036 - 11/25/2040	578	582
0.635% due 09/17/2027	4	4
0.637% due 08/25/2021 - 06/25/2042	4,432	4,464
0.667% due 11/25/2040	445	449
0.685% due 07/18/2027 - 05/18/2032	184	185
0.687% due 02/25/2022 - 04/25/2042	1,874	1,887
0.727% due 07/25/2037	571	578
0.737% due 09/25/2041	10,420	10,530
0.787% due 10/25/2017 - 08/25/2022	39	39
0.817% due 04/25/2031	164	167
0.837% due 12/25/2022	5	5
0.867% due 12/25/2037 - 02/25/2041	4,728	4,801
0.881% due 01/01/2021	12,433	12,572
0.887% due 09/25/2022	3	3
1.037% due 02/25/2023 - 07/25/2038	26	26
1.087% due 04/25/2032 - 11/25/2049	37	37
1.187% due 11/25/2049	35	36
1.337% due 09/25/2023	33	34

1.346% due 06/01/2043 - 10/01/2044	4,694	4,819
1.407% due 10/25/2038	91	95
1.835% due 05/01/2035	64	66
1.925% due 09/01/2034	625	661
1.930% due 02/01/2018	5	5
1.937% due 01/01/2027 - 04/01/2029	73	76
1.950% due 05/01/2021	9	9
1.978% due 11/01/2035	124	131
2.085% due 07/01/2034	10	11
2.121% due 09/01/2035	30	32
2.136% due 06/01/2034	5	5
2.184% due 09/01/2034	57	61
2.185% due 08/01/2034	17	17
2.199% due 04/01/2033 - 05/01/2034	55	59
2.215% due 06/01/2033	12	12
2.220% due 08/01/2026	8	8
2.232% due 12/01/2036	35	37
2.237% due 09/01/2035	128	137
2.241% due 09/01/2034	37	39
2.250% due 07/01/2031	5	5
2.260% due 12/01/2035	13	13
2.265% due 02/01/2034	76	80
2.270% due 05/01/2035	150	160
2.298% due 12/01/2036	31	33
2.300% due 09/01/2034 - 01/01/2036	240	258
2.324% due 11/01/2027	2	3
2.337% due 06/01/2035	27	28
2.340% due 02/01/2033	11	11
2.393% due 10/01/2035	70	75
2.400% due 08/01/2029	537	572
2.407% due 05/01/2035	66	71
2.410% due 08/01/2024	1	1
2.430% due 12/01/2040	128	135
2.435% due 09/01/2035	63	66
2.438% due 01/01/2032	194	199
2.445% due 07/01/2029	93	96
2.460% due 04/01/2029	4	4
2.465% due 11/01/2024	7	7
2.491% due 11/01/2034	211	227
2.504% due 01/01/2036	61	65
2.505% due 03/01/2036	35	37
2.510% due 02/01/2035	7	8
2.684% due 06/01/2035	263	281
3.019% due 05/01/2036	2,962	3,094
3.825% due 05/01/2036	57	60
4.081% due 11/01/2025	1	1
4.087% due 02/25/2018 (a)	23,090	1,790
4.200% due 06/01/2017	429	431
4.404% due 07/01/2028	8	9
4.733% due 07/01/2018	269	272
4.919% due 07/01/2035	56	58
4.974% due 08/01/2035	67	71
5.143% due 12/01/2035	37	39
5.181% due 11/01/2035	58	61
5.284% due 10/01/2035	92	97
5.329% due 08/01/2035	17	17
5.335% due 10/01/2035	30	32
5.346% due 01/01/2036	102	108
5.369% due 11/01/2035	94	100
5.385% due 01/01/2036	51	54
5.514% due 03/01/2036	71	76
5.689% due 06/01/2036	17	18
6.374% due 10/25/2042	360	417
8.449% due 06/25/2032	58	58
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	1,165	1,163
Federal Housing Administration
6.896% due 07/01/2020	81	77
7.350% due 04/01/2019	24	24
7.435% due 02/01/2019	23	22
Freddie Mac
0.227% due 12/25/2036	5,852	5,836
0.436% due 07/15/2034	157	158
0.536% due 02/15/2018	84	85
0.586% due 01/15/2022 - 06/15/2031	109	110
0.606% due 04/15/2041	3,127	3,147
0.636% due 12/15/2031 - 09/15/2041	3,297	3,325
0.666% due 11/15/2036	63	64
0.686% due 07/15/2039 - 02/15/2041	5,750	5,799
0.736% due 06/15/2031	21	21
0.786% due 06/15/2031 - 12/15/2037	785	793
0.836% due 03/15/2020	1	1
0.886% due 03/15/2032	7	7
0.936% due 03/15/2023	5	5
1.100% due 10/03/2017 (g)	294,300	294,862
1.186% due 11/15/2033 - 10/15/2049	333	342

1.346% due 10/25/2044 - 02/25/2045		5,792	5,884
1.460% due 08/25/2019 (a)		185,303	8,724
1.625% due 08/01/2017		16	17
2.237% due 08/01/2035		162	170
2.238% due 09/01/2035		308	328
2.260% due 02/01/2023		1	1
2.344% due 04/01/2025		7	7
2.375% due 05/01/2034		39	42
2.444% due 07/01/2033		46	48
2.449% due 10/01/2033		30	32
2.474% due 08/01/2034		39	42
5.000% due 08/15/2035		2,123	2,390
5.128% due 08/01/2035		36	39
5.309% due 12/01/2035		33	34
5.324% due 11/01/2035		32	33
5.500% due 08/15/2030		4	4
6.500% due 07/25/2043		258	300
Ginnie Mae
0.585% due 02/16/2032 - 03/16/2032		221	221
0.685% due 02/16/2030		58	58
0.732% due 04/20/2062		17,941	18,048
0.752% due 04/20/2062		12,665	12,763
0.785% due 02/16/2030		46	46
0.835% due 02/16/2030		88	89
0.882% due 02/20/2062		39,937	40,420
1.137% due 03/20/2031		293	299
1.185% due 08/16/2039		76	78
1.232% due 02/20/2062		27,690	28,388
1.625% due 12/20/2021 - 12/20/2033		2,899	3,018
1.750% due 02/20/2024 - 03/20/2032		938	976
2.000% due 04/20/2025 - 02/20/2030		164	172
2.500% due 10/20/2017 - 01/20/2022		26	27
4.000% due 02/20/2019		5	5
NCUA Guaranteed Notes
0.524% due 12/07/2020		5,700	5,707
0.555% due 11/06/2017		50,699	50,799
0.565% due 03/06/2020		1,088	1,090
0.635% due 10/07/2020		7,438	7,478
0.745% due 12/08/2020		27,779	27,983
1.600% due 10/29/2020		1,783	1,783
Small Business Administration
4.340% due 03/01/2024		118	124
5.370% due 04/01/2028		200	222
5.490% due 03/01/2028		128	141

Total U.S. Government Agencies (Cost $592,500)			594,719

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.375% due 04/30/2020		17,000	16,801
1.500% due 05/31/2020		10,000	9,936

Total U.S. Treasury Obligations (Cost $26,709)			26,737

MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust		3,517	3,524
2.529% due 02/25/2035
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^		2,368	1,745
0.377% due 09/25/2046		980	728
American Home Mortgage Investment Trust
1.923% due 09/25/2045		512	496
2.069% due 10/25/2034		577	578
2.423% due 02/25/2045		68	70
Arran Residential Mortgages Funding PLC	EUR	5,331	5,966
1.391% due 05/16/2047
BAMLL Commercial Mortgage Securities Trust
0.986% due 06/15/2028		$2,800	2,795
1.406% due 01/15/2028		3,000	3,004
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		609	611
5.414% due 09/10/2047		11,515	11,845
5.617% due 07/10/2046		13,682	14,184
5.916% due 05/10/2045		2,800	2,848
Banc of America Funding Trust
2.671% due 02/20/2036		2,443	2,429
2.933% due 01/20/2047 ^		166	141
Banc of America Mortgage Trust
2.609% due 08/25/2033		4,289	4,314
2.639% due 02/25/2036 ^		145	131
3.547% due 07/20/2032		83	85
6.500% due 09/25/2033		169	171
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		81	81
5.675% due 02/17/2051		265	275

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045	730	729
5.115% due 10/10/2045	5,815	5,820
BCAP LLC Trust
0.345% due 03/26/2037	497	489
2.355% due 11/26/2035	3,347	3,322
2.421% due 10/26/2035	238	237
2.671% due 09/26/2035	4,626	4,582
2.770% due 05/26/2047	1,472	1,472
4.525% due 07/26/2037	911	920
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035	37	37
2.501% due 08/25/2033	2,739	2,739
2.515% due 03/25/2035	136	137
2.565% due 01/25/2035	143	138
2.680% due 03/25/2035	2,120	2,143
2.691% due 11/25/2034	899	889
2.708% due 10/25/2035	41	41
2.716% due 01/25/2034	295	295
2.722% due 07/25/2033	7,695	7,656
2.724% due 01/25/2034	90	92
2.751% due 11/25/2030	63	60
2.774% due 05/25/2047 ^	1,881	1,689
3.119% due 11/25/2034	9,092	8,754
Bear Stearns ALT-A Trust
0.347% due 02/25/2034	1,003	920
0.887% due 09/25/2034	4,343	4,236
2.410% due 01/25/2036 ^	2,303	1,875
2.584% due 05/25/2035	329	326
2.635% due 09/25/2035	4,375	3,758
2.720% due 11/25/2036	3,591	2,782
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040	1,843	1,854
5.537% due 10/12/2041	2,902	3,018
Bear Stearns Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates
6.000% due 07/15/2031	799	808
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046	4,920	3,770
2.577% due 01/26/2036	9,673	7,819
CDGJ Commercial Mortgage Trust
1.586% due 12/15/2027	29,600	29,685
Chase Mortgage Finance Trust
2.471% due 03/25/2037 ^	610	571
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.437% due 08/25/2035	322	296
Citigroup Mortgage Loan Trust, Inc.
0.257% due 01/25/2037	441	322
2.060% due 09/25/2035	85	83
2.564% due 07/25/2046 ^	478	418
2.570% due 10/25/2035 ^	267	264
2.623% due 03/25/2034	113	113
2.633% due 08/25/2035	1,826	1,816
2.660% due 05/25/2035	638	632
2.757% due 09/25/2037 ^	3,622	3,274
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	14,064	14,737
5.380% due 07/15/2044	15,096	15,110
5.481% due 01/15/2046	10,304	10,456
5.617% due 10/15/2048	4,123	4,264
COBALT Commercial Mortgage Trust
5.959% due 05/15/2046	8,420	8,948
Commercial Mortgage Trust
1.088% due 06/11/2027	31,140	31,137
Countrywide Alternative Loan Trust
0.347% due 02/25/2047	231	199
0.367% due 02/20/2047	5,583	4,184
0.367% due 05/25/2047	4,055	3,453
0.377% due 09/25/2046 ^	1,539	1,327
0.382% due 12/20/2046	3,943	3,028
0.397% due 07/20/2046 ^	1,971	1,477
0.397% due 07/25/2046	396	346
1.158% due 12/25/2035	986	821
1.158% due 02/25/2036	431	391
2.612% due 02/25/2037 ^	1,769	1,581
6.000% due 04/25/2037 ^	206	153
6.250% due 12/25/2033	617	645
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 05/25/2035	327	278
0.477% due 04/25/2035	56	47
0.507% due 03/25/2035	509	390
2.125% due 07/19/2031	4	4
2.554% due 09/25/2047 ^	332	298
2.741% due 11/19/2033	153	150
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035	4,407	3,901
5.618% due 01/25/2034	14	14

Credit Suisse Commercial Mortgage Trust
1.340% due 02/15/2029 (a)		71,600	106
5.297% due 12/15/2039		10,209	10,660
5.311% due 12/15/2039		38,968	40,316
5.448% due 01/15/2049		19	19
5.460% due 09/15/2039		13,596	14,125
5.467% due 09/15/2039		3,090	3,194
5.860% due 03/15/2039		18,174	18,584
6.000% due 06/15/2038		5,048	5,216
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		53	50
2.310% due 11/25/2033		1,724	1,720
2.745% due 11/25/2034		690	696
Credit Suisse Mortgage Capital Certificates
2.255% due 07/27/2037		856	859
2.580% due 09/27/2036		728	731
DBRR Trust
0.853% due 02/25/2045		1,566	1,565
Deco Pan Europe Ltd.
0.208% due 04/27/2018	EUR	669	737
Deco UK PLC
0.731% due 01/27/2020	GBP	2,705	4,093
Dutch Mortgage Portfolio Loans BV
0.948% due 07/25/2047	EUR	15	17
Eurosail PLC
0.871% due 06/13/2045	GBP	3,377	5,254
First Horizon Mortgage Pass-Through Trust
2.677% due 08/25/2035		$844	769
First Republic Bank Mortgage Pass-Through Certificates
0.667% due 06/25/2030		238	239
First Republic Mortgage Loan Trust
0.486% due 08/15/2032		2,580	2,367
0.536% due 11/15/2031		269	258
Fosse Master Issuer PLC
1.676% due 10/18/2054		3,508	3,521
GE Capital Commercial Mortgage Corp.
5.495% due 11/10/2045		4,391	4,403
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,881
GMAC Mortgage Corp. Loan Trust
3.340% due 08/19/2034		2,842	2,820
GreenPoint Mortgage Funding Trust
0.457% due 11/25/2045		428	363
0.627% due 06/25/2045		348	304
0.647% due 06/25/2045		170	146
Greenwich Capital Acceptance, Inc.
3.005% due 06/25/2024		2	2
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		211	230
GSR Mortgage Loan Trust
2.575% due 04/25/2036		500	455
2.682% due 09/25/2035		3,478	3,495
2.701% due 01/25/2036 ^		757	706
HarborView Mortgage Loan Trust
0.318% due 03/19/2037		1,081	929
0.368% due 07/19/2046		2,417	1,470
0.408% due 05/19/2035		1,637	1,367
0.428% due 03/19/2036		4,045	2,938
0.928% due 02/19/2034		96	96
2.414% due 04/19/2034		37	37
4.830% due 08/19/2036 ^		183	167
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	1,905	2,940
Hilton USA Trust
0.100% due 11/05/2030 (a)		$185,158	74
Impac CMB Trust
1.085% due 10/25/2033		18	18
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		1	1
1.742% due 01/25/2032		4	4
IndyMac Mortgage Loan Trust
0.367% due 07/25/2047		920	666
0.377% due 09/25/2046		1,539	1,323
0.387% due 06/25/2047		830	641
0.395% due 05/25/2046		260	220
0.427% due 07/25/2035		238	208
2.532% due 12/25/2034		45	41
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043		220	221
3.853% due 06/15/2043		587	587
5.397% due 05/15/2045		21,774	22,570
5.440% due 06/12/2047		12,185	12,784
5.500% due 10/12/2037		1,258	1,307
5.868% due 02/12/2049		2,072	2,136
5.885% due 02/12/2049		3,249	3,460
5.961% due 06/15/2049		5,483	5,675

JPMorgan Mortgage Trust
2.939% due 04/25/2035	4,279	4,087
LB Commercial Mortgage Trust
6.410% due 06/15/2031	1,126	1,191
Luminent Mortgage Trust
0.357% due 12/25/2036	1,087	877
0.367% due 12/25/2036 ^	398	316
0.387% due 10/25/2046	346	298
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046	713	542
2.702% due 11/21/2034	1,813	1,862
MASTR Alternative Loan Trust
5.000% due 04/25/2019	122	124
6.000% due 08/25/2033	1,382	1,484
MASTR Asset Securitization Trust
5.500% due 09/25/2033	150	156
MASTR Seasoned Securitization Trust
6.252% due 09/25/2017	15	15
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031	1,516	1,491
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	1,305	1,253
1.046% due 08/15/2032	92	88
2.610% due 10/20/2029	830	837
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036	6,466	5,961
0.437% due 11/25/2035	2,286	2,161
1.184% due 10/25/2035	3,747	3,574
1.673% due 10/25/2035	1,888	1,837
1.923% due 12/25/2032	9	9
6.720% due 11/15/2026	1,768	1,820
Merrill Lynch Mortgage Trust
6.029% due 06/12/2050	438	440
Merrill Lynch Mortgage-Backed Securities Trust
2.843% due 04/25/2037 ^	637	544
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	7,787	8,097
Morgan Stanley Capital Trust
0.336% due 07/12/2044	28,937	28,812
1.085% due 03/15/2045	3,228	3,235
5.362% due 11/14/2042	1,721	1,722
5.439% due 02/12/2044	139	139
5.601% due 03/12/2044	3,324	3,346
5.610% due 04/15/2049	1,308	1,320
5.861% due 04/12/2049	329	328
Morgan Stanley Mortgage Loan Trust
0.407% due 02/25/2047	970	439
2.128% due 06/25/2036	164	158
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045	3,685	3,905
5.989% due 08/15/2045	2,143	2,271
MortgageIT Trust
0.927% due 12/25/2034	1,294	1,262
RBSSP Resecuritization Trust
0.522% due 08/26/2045	9,778	9,156
0.682% due 09/26/2036	4,075	3,965
0.685% due 10/26/2036	5,588	5,487
2.252% due 12/26/2036	2,458	2,469
2.281% due 10/26/2036	4,838	4,949
Residential Accredit Loans, Inc. Trust
0.397% due 04/25/2046	233	123
0.437% due 08/25/2037	563	449
0.487% due 01/25/2035	435	418
0.487% due 08/25/2035	1,157	899
1.518% due 09/25/2045	715	616
Residential Asset Securitization Trust
2.459% due 12/25/2034	3,963	3,886
5.750% due 02/25/2036 ^	200	166
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	30	31
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	8,306	8,572
Selkirk Ltd.
1.329% due 02/20/2041	12,369	12,324
1.860% due 12/20/2041	37,780	37,821
Sequoia Mortgage Trust
0.947% due 10/20/2027	475	450
2.349% due 01/20/2047 ^	295	244
2.668% due 04/20/2035	338	351
Structured Adjustable Rate Mortgage Loan Trust
1.574% due 01/25/2035	75	60
2.629% due 08/25/2035	850	808
2.637% due 02/25/2034	120	120
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037	1,061	802
0.377% due 07/25/2046	2,842	2,267

0.407% due 05/25/2036		7,250	5,288
0.407% due 05/25/2046		1,113	638
0.417% due 05/25/2045		515	455
0.438% due 07/19/2035		5,163	4,953
0.467% due 02/25/2036		37	30
0.768% due 07/19/2034		29	29
0.848% due 09/19/2032		32	32
0.888% due 03/19/2034		393	380
0.888% due 04/19/2035		1,583	1,537
Structured Asset Securities Corp.
4.550% due 02/25/2034		27	28
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		6	6
2.321% due 07/25/2032		79	73
2.516% due 02/25/2032		110	107
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		90	88
Thornburg Mortgage Securities Trust
2.229% due 04/25/2045		266	268
Vulcan European Loan Conduit Ltd.
0.271% due 05/15/2017	EUR	598	659
Wachovia Bank Commercial Mortgage Trust
0.210% due 04/15/2047		$29,100	28,657
0.335% due 10/15/2048		4,347	4,306
5.421% due 04/15/2047		273	273
5.448% due 12/15/2044		6,998	7,009
5.558% due 03/15/2045		1,485	1,504
5.898% due 06/15/2049		203	204
WaMu Commercial Mortgage Securities Trust
5.515% due 03/23/2045		22,688	23,148
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045		146	138
0.457% due 12/25/2045		257	249
0.477% due 10/25/2045		549	515
0.497% due 01/25/2045		201	190
0.858% due 02/25/2047 ^		731	590
0.888% due 01/25/2047		510	465
0.898% due 01/25/2047 ^		1,083	887
0.918% due 04/25/2047		1,554	1,370
0.956% due 12/25/2046		2,122	1,999
0.966% due 12/25/2046		1,077	868
1.158% due 02/25/2046		2,656	2,467
1.158% due 08/25/2046		14,460	12,184
1.358% due 11/25/2042		372	350
1.558% due 06/25/2042		513	498
1.558% due 08/25/2042		532	508
1.796% due 01/25/2037 ^		604	517
1.930% due 02/27/2034		73	71
1.937% due 01/25/2047		281	255
1.943% due 04/25/2037 ^		416	363
2.023% due 12/25/2036 ^		384	341
2.148% due 05/25/2037 ^		825	680
2.154% due 03/25/2033		76	77
2.176% due 02/25/2037 ^		989	832
2.187% due 07/25/2046		282	255
2.187% due 08/25/2046		6,878	6,205
2.187% due 09/25/2046		508	467
2.187% due 11/25/2046		183	166
2.187% due 12/25/2046		1,047	971
2.246% due 09/25/2036 ^		709	643
2.290% due 02/25/2037 ^		1,163	1,009
2.379% due 02/25/2037 ^		2,338	2,062
2.409% due 09/25/2033		2,223	2,250
2.441% due 09/25/2033		842	837
2.459% due 06/25/2034		2,322	2,353
Washington Mutual Mortgage Pass-Through Certificates Trust
1.128% due 05/25/2046		591	448
2.166% due 02/25/2033		40	39
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/2036		203	202
2.652% due 06/25/2035		2,352	2,373
2.695% due 12/25/2034		1,454	1,466
2.717% due 09/25/2034		208	213
2.721% due 07/25/2036 ^		788	765
Wells Fargo-RBS Commercial Mortgage Trust
0.864% due 08/15/2045		568	568
1.081% due 04/15/2045		542	543
1.456% due 11/15/2044		838	840

Total Mortgage-Backed Securities (Cost $793,367)			779,217

ASSET-BACKED SECURITIES 9.0%
ACAS CLO Ltd.
0.485% due 04/20/2021		4,428	4,412
ACE Securities Corp Home Equity Loan Trust
0.247% due 10/25/2036		21	12

ACS Pass-Through Trust
0.494% due 06/14/2037		11,993	11,723
Aimco CLO
0.526% due 08/20/2020		1,946	1,942
Alba SPV SRL
1.502% due 04/20/2040	EUR	7,408	8,279
ALM Ltd.
1.507% due 02/13/2023		$36,550	36,559
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		63	59
0.887% due 10/25/2031		346	316
0.887% due 08/25/2032		311	284
Amresco Residential Securities Corp. Mortgage Loan Trust
1.127% due 06/25/2029		99	92
Apidos Quattro CDO
0.525% due 01/20/2019		3,878	3,872
Ares CLO Ltd.
0.912% due 11/25/2020		18,561	18,384
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.235% due 12/25/2033		246	235
Asset-Backed Funding Certificates Trust
0.887% due 06/25/2034		639	602
Asset-Backed Securities Corp. Home Equity Loan Trust
0.267% due 05/25/2037		33	22
0.737% due 09/25/2034		84	84
Atrium CDO Corp.
0.526% due 07/20/2020		359	356
1.376% due 11/16/2022		40,277	40,325
Babson CLO Ltd.
0.500% due 01/18/2021		1,338	1,326
1.674% due 05/15/2023		15,800	15,803
Bacchus Ltd.
0.515% due 01/20/2019		171	171
Bear Stearns Asset-Backed Securities Trust
0.847% due 10/25/2032		429	410
0.987% due 10/27/2032		82	79
1.187% due 10/25/2037		2,405	2,274
1.187% due 11/25/2042		33	32
BMI CLO
1.216% due 08/01/2021		9,509	9,492
Bravo Mortgage Asset Trust
0.427% due 07/25/2036		1,022	967
Cairn CLO BV
0.313% due 10/15/2022	EUR	205	228
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		$29,150	29,152
Carlyle High Yield Partners Ltd.
0.490% due 04/19/2022		12,600	12,463
0.500% due 04/19/2022		1,312	1,286
Carrington Mortgage Loan Trust
0.507% due 10/25/2035		46	46
Cavalry CLO Ltd.
1.645% due 01/16/2024		41,700	41,655
Celf Loan Partners BV
0.541% due 07/18/2021	EUR	1,700	1,884
Celf Loan Partners PLC
0.271% due 11/01/2023		1,229	1,358
Celf Low Levered Partners PLC
0.330% due 03/04/2024		2,571	2,813
Central Park CLO Ltd.
1.477% due 07/23/2022		$2,307	2,307
Chase Funding Trust
0.827% due 08/25/2032		30	28
CIFC Funding Ltd.
1.425% due 08/14/2024		39,300	39,402
1.575% due 01/19/2023		25,582	25,619
CIT Group Home Equity Loan Trust
0.720% due 06/25/2033		36	34
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		480	359
0.537% due 01/25/2036		13,597	13,388
COA Summit CLO Ltd.
1.625% due 04/20/2023		9,600	9,596
ContiMortgage Home Equity Loan Trust
0.866% due 03/15/2027		1	1
Cordatus CLO PLC
0.370% due 01/30/2024	EUR	10,281	11,340
Cornerstone CLO Ltd.
0.495% due 07/15/2021		$7,143	7,067
Countrywide Asset-Backed Certificates
0.287% due 08/25/2037		70	70
0.367% due 06/25/2036		31	31
0.367% due 09/25/2036		389	384
0.377% due 06/25/2036		311	306
0.667% due 12/25/2031		42	32
0.927% due 05/25/2032		239	227

1.045% due 05/25/2033		10	8
Countrywide Home Equity Loan Trust
0.326% due 01/15/2037		38	34
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032		3	2
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036		61	35
0.305% due 07/25/2037		471	314
Delta Funding Home Equity Loan Trust
1.006% due 09/15/2029		34	31
Drug Royalty LP
3.081% due 07/15/2023		11,062	11,217
Dryden Leveraged Loan CDO
0.515% due 10/20/2020		2,294	2,287
0.526% due 04/12/2020		5,523	5,506
Dryden Senior Loan Fund
1.445% due 01/15/2022		25,845	25,833
Duane Street CLO Ltd.
0.526% due 01/11/2021		1,607	1,600
Duchess CLO BV
0.207% due 02/28/2023	EUR	2,447	2,705
Eagle Ltd.
2.570% due 12/15/2039		$4,113	4,105
Eaton Vance CDO PLC
0.236% due 03/25/2026	EUR	413	454
Educational Services of America, Inc.
0.917% due 04/25/2039		$7,059	7,085
Elm CLO Ltd.
1.674% due 01/17/2023		31,913	31,968
EMC Mortgage Loan Trust
0.887% due 01/25/2041		388	382
0.927% due 05/25/2040		53	49
Equity One Mortgage Pass-Through Trust
0.487% due 04/25/2034		588	494
0.747% due 11/25/2032		259	246
Eurocredit CDO PLC
0.282% due 04/17/2023	EUR	158	176
0.392% due 01/16/2022		5,606	6,253
Fairbanks Capital Mortgage Loan Trust
1.462% due 05/25/2028		$165	162
First NLC Trust
0.257% due 08/25/2037		576	332
Flagship CLO
0.511% due 09/20/2019		495	492
Fore CLO Ltd.
0.520% due 07/20/2019		5,537	5,522
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		33,900	33,859
Four Corners CLO Ltd.
0.551% due 01/26/2020		1,997	1,991
Franklin CLO Ltd.
0.546% due 06/15/2018		1,796	1,790
Fraser Sullivan CLO Ltd.
1.575% due 04/20/2023		34,100	34,100
Galaxy CLO Ltd.
1.566% due 08/20/2022		3,000	2,998
Gallatin CLO Ltd.
1.545% due 07/15/2023		32,000	31,981
Golden Knight CDO Ltd.
0.515% due 04/15/2019		3,643	3,636
Goldentree Loan Opportunities Ltd.
0.970% due 10/18/2021		1,236	1,234
1.574% due 04/17/2022		4,700	4,707
GreenPoint Home Equity Loan Trust
0.546% due 01/15/2030		63	59
GSAMP Trust
0.257% due 12/25/2036		428	238
Harbourmaster CLO BV
0.221% due 05/08/2023	EUR	848	945
HarbourView CLO
0.532% due 12/27/2019		$305	302
Highbridge Loan Management Ltd.
1.436% due 09/20/2022		13,075	13,034
Home Equity Asset Trust
1.107% due 02/25/2033		1	1
HSI Asset Loan Obligation Trust
0.245% due 12/25/2036		131	55
Inwood Park CDO Ltd.
0.500% due 01/20/2021		589	589
Irwin Whole Loan Home Equity Trust
0.727% due 07/25/2032		15	15
Jersey Street CLO Ltd.
0.525% due 10/20/2018		436	436
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047		36	36

Jubilee CDO BV
0.345% due 07/30/2024	EUR	6,191	6,827
0.365% due 08/21/2021		939	1,042
KVK CLO Ltd.
1.645% due 07/15/2023		$13,350	13,343
LCM LP
1.477% due 07/14/2022		1,489	1,489
1.530% due 04/15/2022		45,900	45,951
1.540% due 10/19/2022		36,000	35,984
Lehman ABS Mortgage Loan Trust
0.277% due 06/25/2037		472	311
Lehman XS Trust
0.335% due 04/25/2037 ^		1,306	974
LightPoint CLO
0.529% due 08/05/2019		928	928
LightPoint Pan-European CLO PLC
0.245% due 01/31/2022	EUR	155	172
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		$14,200	14,183
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034		359	347
0.887% due 03/25/2032		48	44
Madison Park Funding Ltd.
1.526% due 04/22/2022		34,650	34,575
1.536% due 06/15/2022		1,890	1,893
1.570% due 08/15/2022		35,600	35,607
Malin CLO BV
0.187% due 05/07/2023	EUR	2,849	3,147
Massachusetts Educational Financing Authority
1.227% due 04/25/2038		$2,132	2,129
MASTR Asset-Backed Securities Trust
0.237% due 11/25/2036		76	37
0.237% due 01/25/2037		425	190
Merrill Lynch Mortgage Investors Trust
0.267% due 09/25/2037		6	2
0.307% due 02/25/2037		392	188
Morgan Stanley ABS Capital, Inc. Trust
0.247% due 05/25/2037		274	191
0.287% due 09/25/2036		25	14
0.987% due 07/25/2037		312	305
Morgan Stanley Investment Management Mezzano BV
0.810% due 05/15/2024	EUR	508	563
Morgan Stanley IXIS Real Estate Capital Trust
0.237% due 11/25/2036		$12	6
MT Wilson CLO Ltd.
0.506% due 07/11/2020		1,044	1,043
Nash Point CLO
0.381% due 07/25/2022	EUR	186	207
National Collegiate Student Loan Trust
0.317% due 11/27/2028		$1,779	1,761
0.327% due 12/27/2027		1,194	1,180
0.427% due 07/25/2028		4,392	4,379
Nautique Funding Ltd.
0.525% due 04/15/2020		762	755
Navient Private Education Loan Trust
0.686% due 12/15/2021		10,261	10,264
0.886% due 09/16/2024		5,771	5,764
Navient Student Loan Trust
0.467% due 08/25/2020		7,818	7,820
Neuberger Berman CLO Ltd.
1.427% due 07/25/2023		26,000	26,068
New Century Home Equity Loan Trust
0.367% due 05/25/2036		598	447
North Carolina State Education Assistance Authority
0.727% due 10/26/2020		20	20
Northstar Education Finance, Inc.
0.419% due 01/30/2017		8	8
0.887% due 12/26/2031		15,327	15,410
Octagon Investment Partners Ltd.
0.517% due 04/23/2020		450	449
1.549% due 05/05/2023		49,100	49,002
OHA Intrepid Leveraged Loan Fund Ltd.
1.195% due 04/20/2021		3,474	3,474
OneMain Financial Issuance Trust
2.430% due 06/18/2024		10,100	10,160
2.570% due 07/18/2025		48,900	48,937
Option One Mortgage Loan Trust
0.727% due 08/25/2032		143	131
Option One Mortgage Loan Trust Asset-Backed Certificates
0.727% due 06/25/2032		21	20
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		1,145	1,164
Popular ABS Mortgage Pass-Through Trust
0.277% due 06/25/2047 ^		227	224
Prospero CLO BV
0.242% due 10/20/2022	EUR	305	339

Race Point CLO Ltd.
0.535% due 04/15/2020		$2,876	2,872
1.586% due 12/15/2022		48,773	48,776
Renaissance Home Equity Loan Trust
0.547% due 11/25/2034		199	171
0.687% due 12/25/2033		325	311
1.065% due 08/25/2033		577	547
Residential Asset Mortgage Products Trust
0.745% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.687% due 07/25/2032 ^		76	66
Saturn CLO Ltd.
0.502% due 05/13/2022		4,335	4,313
SBA Tower Trust
2.898% due 10/15/2044		10,200	10,266
SLC Student Loan Trust
0.366% due 06/15/2022		3,546	3,541
SLM Private Credit Student Loan Trust
0.466% due 03/15/2024		1,184	1,175
SLM Private Education Loan Trust
0.936% due 10/16/2023		726	727
1.236% due 06/15/2023		424	425
1.286% due 12/15/2021		1,041	1,042
SLM Student Loan Trust
0.277% due 07/25/2017		136	136
0.347% due 04/25/2022		1,305	1,305
0.357% due 07/25/2019		1,540	1,535
0.397% due 01/27/2025		5,489	5,478
0.447% due 05/25/2018		116	116
0.887% due 01/25/2029		9,625	9,666
1.777% due 04/25/2023		10,207	10,481
Specialty Underwriting & Residential Finance Trust
0.867% due 01/25/2034		173	151
Stone Tower CLO Ltd.
0.494% due 04/17/2021		10,610	10,527
0.504% due 04/17/2021		2,646	2,625
Stoney Lane Funding Corp.
0.514% due 04/18/2022		2,862	2,842
Structured Asset Investment Loan Trust
0.877% due 06/25/2035		3,800	3,685
Structured Asset Securities Corp. Mortgage Loan Trust
0.287% due 01/25/2037		42	42
1.684% due 04/25/2035		1,491	1,427
Symphony CLO LP
1.374% due 01/09/2023		19,711	19,657
Symphony CLO Ltd.
1.544% due 07/23/2023		6,500	6,503
Theseus European CLO S.A.
0.348% due 08/27/2022	EUR	249	277
Venture CDO Ltd.
0.496% due 07/22/2021		$1,451	1,431
0.556% due 07/22/2021		7,808	7,695
Venture CLO Ltd.
1.575% due 11/14/2022		14,600	14,604
Voya CLO Ltd.
0.496% due 12/13/2020		424	425
0.526% due 12/13/2020		2,127	2,121
1.575% due 10/15/2022		33,000	32,994
1.615% due 10/15/2022		40,700	40,715
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036		71	38
WG Horizons CLO
0.545% due 05/24/2019		2,767	2,751
Wood Street CLO BV
0.435% due 11/22/2021	EUR	1,900	2,074

Total Asset-Backed Securities (Cost $1,249,404)			1,243,492

SOVEREIGN ISSUES 5.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$16,800	16,968
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	221,000	66,406
0.000% due 04/01/2016 (d)		194,000	56,416
0.000% due 07/01/2016 (d)		573,000	161,201
Development Bank of Japan, Inc.
1.625% due 10/05/2016		$27,000	27,305
1.736% due 04/27/2017		12,000	12,103
Export-Import Bank of Korea
1.027% due 01/14/2017		10,175	10,220
1.133% due 09/17/2016		16,100	16,168
1.250% due 11/20/2015		27,420	27,446
3.750% due 10/20/2016		17,700	18,305
4.000% due 01/11/2017		2,900	3,016
4.125% due 09/09/2015		41,866	42,138

Japan Bank for International Cooperation
0.637% due 11/13/2018	35,100	35,326
Japan Finance Organization for Municipalities
0.934% due 05/22/2017	27,000	27,248
Korea Development Bank
0.901% due 01/22/2017	16,900	16,900
0.976% due 08/20/2015	31,200	31,203
1.000% due 01/22/2016	8,225	8,242
2.250% due 08/07/2017	12,530	12,690
3.250% due 03/09/2016	17,557	17,818
3.250% due 09/20/2016	10,671	10,938
3.500% due 08/22/2017	18,259	18,975
3.875% due 05/04/2017	30,956	32,234
4.000% due 09/09/2016	23,940	24,736
4.375% due 08/10/2015	9,701	9,739
Korea Housing Finance Corp.
3.500% due 12/15/2016	2,800	2,886
4.125% due 12/15/2015	4,250	4,312
Korea Land & Housing Corp.
1.875% due 08/02/2017	14,800	14,855

Total Sovereign Issues (Cost $750,536)		725,794

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040	184,000	4,777

Total Preferred Securities (Cost $4,959)		4,777

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.7%
CERTIFICATES OF DEPOSIT 1.1%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015	$107,550	107,509
1.126% due 05/16/2016	2,300	2,292
Intesa Sanpaolo SpA
1.656% due 04/11/2016	30,440	30,518
Kookmin Bank
0.744% due 07/15/2015	10,000	10,000
Sumitomo Mitsui Banking Corp.
0.649% due 05/02/2017	2,500	2,500

		152,819

COMMERCIAL PAPER 4.8%
Enbridge Energy Partners LP
0.910% due 07/22/2015	50,000	49,973
ENI Finance USA, Inc.
0.550% due 10/26/2015	20,000	19,998
1.350% due 06/10/2016	79,500	78,624
Entergy Corp.
0.850% due 07/17/2015	3,000	2,999
0.925% due 07/08/2015	1,000	1,000
0.940% due 07/17/2015	29,600	29,588
0.940% due 08/04/2015	15,000	14,987
0.950% due 07/09/2015	19,500	19,496
0.950% due 08/05/2015	6,424	6,418
0.950% due 08/06/2015	12,700	12,688
0.950% due 08/24/2015	11,000	10,984
Ford Motor Credit Co.
0.830% due 07/28/2015	12,000	11,993
Kinder Morgan, Inc.
1.250% due 07/16/2015	85,450	85,406
Southwestern Energy Co.
1.014% due 07/06/2015	6,600	6,599
Tesco Treasury Services PLC
0.985% due 08/18/2015	6,600	6,591
1.024% due 08/17/2015	140,000	139,817
2.040% due 08/17/2015	2,600	2,593
2.750% due 08/17/2015	25,300	25,209
2.750% due 08/18/2015	36,500	36,366
3.990% due 08/18/2015	9,500	9,449
Thermo Fisher Scientific, Inc.
0.940% due 08/26/2015	17,600	17,574

1.040% due 09/14/2015	9,200	9,190
1.040% due 09/15/2015	18,100	18,081
Vodafone Group PLC
0.600% due 08/03/2015	1,500	1,499
Weatherford International Ltd.
1.060% due 07/23/2015	13,900	13,891
1.060% due 07/24/2015	15,450	15,440
1.060% due 07/27/2015	6,900	6,895
Wyndham Worldwide Corp.
0.950% due 07/23/2015	3,000	2,998
0.970% due 07/02/2015	11,600	11,600
0.970% due 07/23/2015	1,500	1,499

		669,445

REPURCHASE AGREEMENTS (f) 6.5%		898,706

U.S. TREASURY BILLS 0.3%
0.018% due 07/23/2015 - 11/12/2015 (c)(g)(i)(k)	39,430	39,430

Total Short-Term Instruments (Cost $1,760,243)		1,760,400

Total Investments in Securities (Cost $14,863,396)		14,813,305

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	27,376,395	271,519

Total Short-Term Instruments (Cost $271,540)		271,519

Total Investments in Affiliates (Cost $271,540)		271,519

Total Investments 109.0% (Cost $15,134,936)		$15,084,824
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(35,449))		14,514
Other Assets and Liabilities, net (9.1%)		(1,254,386)

Net Assets 100.0%		$13,844,952

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Tokyo Electric Power Co., Inc.	2.080%	05/31/2016	02/14/2014 - 05/07/2014	$1,076	$908	0.01%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.180%	06/30/2015	07/01/2015	$293,040	U.S. Treasury Notes 1.375% due 04/30/2020	$(293,217)	$293,040	$293,041
	0.650	06/30/2015	07/01/2015	112,435	U.S. Treasury Notes 1.500% due 05/31/2020	(112,420)	112,435	112,433
GRE	0.600	06/30/2015	07/01/2015	74,625	U.S. Treasury Notes 1.500% due 05/31/2020	(74,615)	74,625	74,624
JPS	0.230	06/30/2015	07/01/2015	313,830	U.S. Treasury Notes 1.375% due 04/30/2020	(314,019)	313,830	313,832
SGY	0.700	06/30/2015	07/01/2015	101,490	U.S. Treasury Notes 1.500% due 05/31/2020	(101,476)	101,490	101,488
SSB	0.000	06/30/2015	07/01/2015	3,286	Fannie Mae 2.200% due 10/17/2022	(3,355)	3,286	3,286

Total Repurchase Agreements						$(899,102)	$898,706	$898,704

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
COM	0.330%	06/22/2015	07/20/2015	$(29,110)	$(29,112)
	0.330	06/22/2015	07/22/2015	(105,360)	(105,369)
	0.340	06/22/2015	07/22/2015	(36,394)	(36,397)
	0.370	06/22/2015	07/20/2015	(18,611)	(18,613)
RDR	0.420	06/17/2015	07/07/2015	(24,639)	(24,643)

Total Reverse Repurchase Agreements					$(214,134)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.350%	06/25/2015	07/02/2015	$(295,129)	$(295,156)

Total Sale-Buyback Transactions					$(295,156)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $451,453 at a weighted average interest rate of 0.201%.
(3)	Payable for sale-buyback transactions includes $6 of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
U.S. Treasury Notes	1.375%	04/30/2020	$1,217,000	$(1,202,273)	$(1,205,557)
U.S. Treasury Notes	1.500	05/31/2020	542,900	(539,420)	(540,112)

Total Short Sales				$(1,741,693)	$(1,745,669)

(4)	Payable for short sales includes $3,509 of accrued interest.

(g)	Securities with an aggregate market value of $519,699 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.250	03/14/2016	6,832	$(2,468)	$(2,776)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	10,848	(7,898)	(11,390)
Put - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	10,848	(9,837)	(2,644)
Put - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	6,832	(4,773)	(2,263)
Call - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	9,224	(4,830)	(4,612)
Put - CME 90-Day Eurodollar September Futures	99.000	09/19/2016	9,224	(11,057)	(8,071)

				$(40,863)	$(31,756)

Total Written Options				$(40,863)	$(31,756)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
Euro-Bobl September Futures	Long	09/2015	4,151	$1,774	$2,638	$0
Euro-Schatz September Futures	Long	09/2015	34	3	491	0
U.S. Treasury 2-Year Note September Futures	Long	09/2015	10,031	2,182	0	(470)

Total Futures Contracts				$3,959	$3,129	$(470)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018	$1,670,800	$(9,589)	$(3,007)	$476	$0

Total Swap Agreements					$(9,589)	$(3,007)	$476	$0

(i)	Securities with an aggregate market value of $17,766 and cash of $76,160 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015		$23,845	AUD	30,948	$33	$0
	07/2015		43,842	JPY	5,469,000	845	0
	08/2015	AUD	30,948		$23,803	0	(32)
	08/2015	ILS	733,999		189,551	0	(4,964)
BPS	07/2015	BRL	394,730		154,373	27,414	0
	07/2015	MXN	3,892		251	3	0
	07/2015		$127,226	BRL	394,730	0	(266)
	07/2015		282,688	JPY	35,216,602	5,064	0
	08/2015	JPY	17,756,502		$143,313	0	(1,831)
	08/2015		$9,471	BRL	29,730	0	(19)
	10/2015		100,783		322,000	0	(558)
	01/2016	BRL	32,000		$12,573	2,914	0
	07/2016		270,000		78,204	1,158	0
BRC	10/2015		202,000		71,504	8,631	0
	02/2016	EUR	600		833	161	0
CBK	07/2015	GBP	108,728		166,442	0	(4,397)
	08/2015		$1,279	GBP	812	0	(3)
	10/2015	BRL	120,000		$42,403	5,052	0
	04/2016		113,662		34,166	793	0
DUB	07/2015		466,746		150,437	315	0
	07/2015		$145,502	BRL	466,746	4,819	(199)
	07/2016	BRL	338,000		$102,350	5,900	0
GLM	07/2015	AUD	30,948		23,925	47	0
	08/2015		$8,873	GBP	5,649	1	0
HUS	07/2015	BRL	73,426		$22,860	0	(757)
	07/2015	EUR	431,376		471,680	0	(9,239)
	07/2015	JPY	41,454,802		334,853	0	(3,871)
	07/2015		$23,666	BRL	73,426	0	(49)
JPM	07/2015		171,077	GBP	108,728	67	(305)
	07/2015		6,211	JPY	769,200	75	0
	08/2015	GBP	103,205		$162,405	281	0
MSB	01/2016	BRL	155,000		51,563	4,778	0
	04/2016		66,000		20,470	1,110	0
RYL	12/2015	GBP	10,899		17,759	653	0
SCX	07/2015		$556,334	EUR	496,482	0	(2,832)
	08/2015	EUR	496,482		$556,571	2,832	0
TDM	07/2015	BRL	1,411		455	1	0
	07/2015		$455	BRL	1,411	0	(1)
UAG	07/2015	EUR	66,173		$74,455	682	0
	07/2015		$1,198	EUR	1,067	0	(8)
	01/2016	BRL	34,000		$13,143	2,880	0

Total Forward Foreign Currency Contracts						$76,509	$(29,331)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200%	04/25/2016	$718,000	$3,111	$1,962
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050	07/21/2015	122,100	305	0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050	07/21/2015	3,611,000	9,028	0

							$12,444	$1,962

Total Purchased Options							$12,444	$1,962

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.800%	04/25/2016	$718,000	$(1,172)	$(564)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	04/25/2016	718,000	(1,996)	(1,118)
JPM	Call - OTC 1-Year Interest Rate Swap (Effective 07/23/2018)	3-Month USD-LIBOR	Receive	3.000	07/21/2015	831,415	(3,153)	(4,207)

							$(6,321)	$(5,889)

Total Written Options							$(6,321)	$(5,889)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	Barrick Gold Corp.	1.000%	06/20/2020	1.620%		$2,200	$(69)	$6	$0	$(63)
GST	Tokyo Electric Power Co., Inc.	1.000	03/20/2016	0.370	JPY	470,000	(110)	129	19	0

							$(179)	$135	$19	$(63)

Credit Default Swaps on Credit Indices - Sell protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$29,333	$(124)	$108	$0	$(16)
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	101,815	(406)	350	0	(56)

					$(530)	$458	$0	$(72)

Total Swap Agreements					$(709)	$593	$19	$(135)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $21,093 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$84,587	$0	$84,587
Corporate Bonds & Notes
Banking & Finance	0	4,603,704	0	4,603,704
Industrials	0	3,265,562	17,625	3,283,187
Utilities	0	1,585,602	0	1,585,602
Municipal Bonds & Notes
Arkansas	0	5,046	0	5,046
California	0	92,529	0	92,529
Georgia	0	2,002	0	2,002
New Jersey	0	2,140	0	2,140
New York	0	5,201	0	5,201
North Carolina	0	3,933	0	3,933
Ohio	0	9,200	0	9,200
South Dakota	0	1,038	0	1,038
U.S. Government Agencies	0	588,889	5,830	594,719
U.S. Treasury Obligations	0	26,737	0	26,737
Mortgage-Backed Securities	0	775,447	3,770	779,217
Asset-Backed Securities	0	1,178,727	64,765	1,243,492
Sovereign Issues	0	725,794	0	725,794
Preferred Securities
Banking & Finance	4,777	0	0	4,777
Short-Term Instruments
Certificates of Deposit	0	152,819	0	152,819
Commercial Paper	0	669,445	0	669,445
Repurchase Agreements	0	898,706	0	898,706
U.S. Treasury Bills	0	39,430	0	39,430
	$4,777	$14,716,538	$91,990	$14,813,305

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$271,519	$0	$0	$271,519

Total Investments	$276,296	$14,716,538	$91,990	$15,084,824

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(1,745,669)	$0	$(1,745,669)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,129	476	0	3,605
Over the counter	0	78,490	0	78,490
	$3,129	$78,966	$0	$82,095

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32,226)	0	0	(32,226)
Over the counter	0	(35,355)	0	(35,355)

	$(32,226)	$(35,355)	$0	$(67,581)

Totals	$247,199	$13,014,480	$91,990	$13,353,669

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.7%
BANK LOAN OBLIGATIONS 1.8%
Chrysler Group LLC
3.500% due 05/24/2017		$5,245	$5,246
Community Health Systems, Inc.
3.534% due 12/31/2018		4,268	4,269
H.J. Heinz Co.
3.250% due 06/05/2020		1,507	1,509
HCA, Inc.
2.937% due 03/31/2017		6,435	6,439

Total Bank Loan Obligations (Cost $17,455)			17,463

CORPORATE BONDS & NOTES 29.9%
BANKING & FINANCE 20.2%
Ally Financial, Inc.
3.600% due 05/21/2018		4,000	4,008
American Tower Corp.
4.500% due 01/15/2018		1,500	1,587
Banco Santander S.A.
6.250% due 09/11/2021 (e)	EUR	1,400	1,521
Bank of America Corp.
1.046% due 09/15/2026		$5,500	5,063
1.154% due 04/01/2019		6,300	6,317
2.650% due 04/01/2019		2,800	2,834
4.125% due 01/22/2024		1,400	1,436
6.100% due 03/17/2025 (e)		5,100	5,043
6.875% due 04/25/2018		600	678
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)		2,900	2,882
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.829% due 03/05/2018		7,000	7,014
2.300% due 03/05/2020		4,300	4,283
Barclays Bank PLC
7.625% due 11/21/2022		7,000	7,985
7.750% due 04/10/2023		1,400	1,519
Barclays PLC
8.000% due 12/15/2020 (e)	EUR	1,000	1,187
BB&T Corp.
1.146% due 06/15/2018		$2,200	2,216
Bear Stearns Cos. LLC
6.400% due 10/02/2017		7,600	8,366
BPCE S.A.
0.846% due 11/18/2016		1,600	1,603
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	6,600	7,461
Citigroup, Inc.
0.674% due 05/31/2017		600	665
0.798% due 05/01/2017		$1,200	1,197
1.237% due 07/25/2016		5,000	5,015
5.950% due 05/15/2025 (e)		1,400	1,353
Credit Agricole S.A.
1.252% due 06/10/2020		5,000	5,003
6.500% due 06/23/2021 (e)	EUR	300	337
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		$2,700	2,702
4.250% due 02/03/2017		1,800	1,871
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,600	2,632
Goldman Sachs Group, Inc.
0.954% due 05/22/2017		8,200	8,204
1.297% due 10/23/2019		2,500	2,515
5.950% due 01/18/2018		2,600	2,858
HSBC USA, Inc.
2.350% due 03/05/2020		5,200	5,156
Hutchison Whampoa International Ltd.
2.000% due 11/08/2017		2,100	2,113
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		1,200	1,210
2.500% due 11/21/2017		2,900	2,938
International Lease Finance Corp.
8.625% due 09/15/2015		5,500	5,576
JPMorgan Chase & Co.
0.902% due 02/26/2016		4,300	4,307
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016		700	698

KBC Bank NV
8.000% due 01/25/2023		5,600	6,139
Lloyds Banking Group PLC
7.875% due 06/27/2029 (e)	GBP	600	993
Metropolitan Life Global Funding
0.805% due 07/15/2016		$5,500	5,526
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		5,200	5,192
Morgan Stanley
0.755% due 10/15/2015		1,800	1,802
1.557% due 04/25/2018		4,600	4,669
National Australia Bank Ltd.
0.562% due 06/30/2017		1,000	1,001
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	11,800	1,776
Rabobank Group
8.400% due 06/29/2017 (e)		$1,000	1,083
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		4,800	4,814
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		3,550	3,559
Toyota Motor Credit Corp.
0.436% due 09/18/2015		7,800	7,801
UBS AG
0.981% due 03/26/2018		4,100	4,102
7.250% due 02/22/2022		300	316
UniCredit SpA
6.750% due 09/10/2021 (e)	EUR	600	649
8.000% due 06/03/2024 (e)(g)		$1,800	1,771
Wachovia Corp.
0.556% due 06/15/2017		2,200	2,193
0.645% due 10/15/2016		2,700	2,691
Wells Fargo & Co.
0.584% due 06/02/2017		11,200	11,187
0.736% due 04/22/2019		4,000	3,989

			200,606

INDUSTRIALS 5.3%
AbbVie, Inc.
1.040% due 11/06/2015		8,975	8,989
1.800% due 05/14/2018		1,100	1,097
Actavis Funding SCS
2.350% due 03/12/2018		2,800	2,817
Alibaba Group Holding Ltd.
1.625% due 11/28/2017		2,700	2,700
Becton Dickinson and Co.
0.736% due 06/15/2016		2,000	2,001
Chesapeake Energy Corp.
3.525% due 04/15/2019		1,100	1,009
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,220	3,227
Daimler Finance North America LLC
0.632% due 03/10/2017		5,200	5,200
1.250% due 01/11/2016		2,850	2,858
1.300% due 07/31/2015		1,200	1,201
Deutsche Telekom International Finance BV
2.250% due 03/06/2017		1,600	1,619
DISH DBS Corp.
7.125% due 02/01/2016		200	205
General Mills, Inc.
0.579% due 01/29/2016		1,800	1,800
McKesson Corp.
0.682% due 09/10/2015		7,200	7,200
MGM Resorts International
7.625% due 01/15/2017		200	214
Mondelez International, Inc.
4.125% due 02/09/2016		1,896	1,932
PepsiCo, Inc.
0.492% due 02/26/2016		5,700	5,708
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016		3,100	3,242

			53,019

UTILITIES 4.4%
AT&T, Inc.
0.665% due 02/12/2016		7,200	7,190
1.212% due 06/30/2020		1,900	1,910
BellSouth Corp.
4.821% due 04/26/2021		2,400	2,469
Duke Energy Corp.
0.663% due 04/03/2017		4,000	4,005
Duke Energy Progress, Inc.
0.479% due 03/06/2017		6,100	6,090

Petrobras Global Finance BV
1.896% due 05/20/2016	700	691
2.643% due 03/17/2017	1,700	1,669
3.500% due 02/06/2017	3,300	3,273
3.875% due 01/27/2016	400	402
5.875% due 03/01/2018	200	205
Verizon Communications, Inc.
1.816% due 09/15/2016	15,200	15,392

		43,296

Total Corporate Bonds & Notes (Cost $298,606)		296,921

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
0.307% due 03/25/2034	451	450
0.437% due 05/25/2037	408	408
0.537% due 03/25/2037 - 07/25/2037	474	474
0.547% due 03/25/2037	284	286
0.567% due 07/25/2037	410	412
0.587% due 09/25/2035	668	672
0.597% due 09/25/2035	1,173	1,182
0.632% due 02/25/2037	576	578
0.817% due 05/25/2040	1,310	1,340
0.887% due 10/25/2037	1,614	1,640
0.907% due 06/25/2037	545	556
0.917% due 06/25/2040	2,635	2,683
0.937% due 03/25/2038 - 01/25/2040	10,220	10,404
1.007% due 12/25/2039	627	636
1.087% due 07/25/2039	594	604
1.346% due 07/01/2044	89	92
1.955% due 11/01/2035	162	169
2.072% due 04/01/2035	683	723
2.243% due 12/01/2033	89	93
2.475% due 05/01/2022	1	1
3.500% due 07/01/2045	50,600	52,050
4.240% due 11/01/2028	15	16
4.350% due 12/01/2036	460	490
4.373% due 11/01/2027	12	13
4.404% due 07/01/2028	9	10
4.410% due 04/01/2028	8	9
4.522% due 11/01/2028	13	13
4.533% due 09/01/2034	302	323
4.554% due 02/01/2027	1	1
5.000% due 12/01/2023 - 04/25/2033	492	537
5.627% due 08/01/2029	9	10
6.000% due 06/01/2017	43	45
7.500% due 09/01/2015 - 05/01/2016	2	2
8.000% due 03/01/2030 - 07/01/2031	22	24
Freddie Mac
0.486% due 02/15/2037	33	33
0.516% due 02/15/2037	79	79
0.526% due 02/15/2037	193	194
0.586% due 06/15/2018	30	30
0.736% due 07/15/2041	3,514	3,548
0.756% due 06/15/2041	3,476	3,523
0.786% due 10/15/2037	161	162
0.856% due 08/15/2037	1,763	1,791
0.886% due 08/15/2037	3,551	3,607
0.896% due 10/15/2037	735	747
0.906% due 05/15/2037 - 09/15/2037	4,043	4,124
0.936% due 08/15/2036	353	359
1.036% due 11/15/2039 - 12/15/2039	232	235
1.041% due 01/15/2038	967	987
1.346% due 02/25/2045	775	789
2.000% due 06/01/2022	2	2
2.298% due 12/01/2022	5	5
2.384% due 06/01/2035	797	848
2.411% due 07/01/2019	42	43
4.000% due 06/15/2038	311	314
5.000% due 12/01/2026 - 08/01/2041	395	434
6.000% due 03/01/2016 - 02/01/2034	718	821
6.500% due 10/25/2043	963	1,107
8.500% due 04/01/2025	2	2
Ginnie Mae
1.625% due 08/20/2022 - 04/20/2041	8,982	9,351
1.750% due 02/20/2026 - 02/20/2028	201	209
3.500% due 07/20/2018	29	29
NCUA Guaranteed Notes
0.635% due 10/07/2020	2,201	2,212

Total U.S. Government Agencies (Cost $111,278)		112,531

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
3.125% due 08/15/2044 (k)	4,400	4,387

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (i)		15,842	15,435
0.250% due 01/15/2025		30,865	30,235
0.750% due 02/15/2045		4,320	3,917
U.S. Treasury Notes
1.250% due 08/31/2015 (i)		631	632
2.125% due 05/15/2025		9,500	9,313

Total U.S. Treasury Obligations (Cost $64,396)			63,919

MORTGAGE-BACKED SECURITIES 5.9%
Banc of America Commercial Mortgage Trust
5.749% due 06/10/2049		4,000	4,230
Bank Mart Adjustable Rate Mortgage Trust
1.975% due 03/01/2019		88	70
BCAP LLC Trust
0.846% due 02/26/2047		10,900	10,236
Bear Stearns Adjustable Rate Mortgage Trust
2.511% due 04/25/2033		126	127
2.526% due 01/25/2034		33	31
2.595% due 02/25/2033		32	30
2.622% due 11/25/2034		818	794
2.716% due 01/25/2034		769	769
Bear Stearns ALT-A Trust
2.635% due 09/25/2035		303	260
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046		557	427
2.577% due 01/26/2036		994	804
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035 ^		1,613	1,596
2.660% due 05/25/2035		510	506
Countrywide Alternative Loan Trust
0.367% due 05/25/2047		847	721
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		782	809
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032		114	106
2.312% due 06/25/2032		9	7
4.844% due 06/25/2032		8	8
Granite Master Issuer PLC
0.387% due 12/20/2054		260	259
0.830% due 12/20/2054	GBP	273	429
Granite Mortgages PLC
0.382% due 01/20/2044	EUR	34	38
0.949% due 01/20/2044	GBP	28	45
0.952% due 09/20/2044		153	240
GreenPoint Mortgage Funding Trust
0.457% due 11/25/2045		$309	262
GSR Mortgage Loan Trust
0.537% due 01/25/2034		85	73
HarborView Mortgage Loan Trust
0.378% due 01/19/2038		1,862	1,584
Impac CMB Trust
0.947% due 10/25/2033		31	30
1.187% due 07/25/2033		526	506
Lehman Mortgage Trust
0.507% due 08/25/2036 ^		3,056	2,320
Merrill Lynch Alternative Note Asset Trust
0.387% due 03/25/2037		12,487	6,619
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036		433	400
Prime Mortgage Trust
0.587% due 02/25/2019		1	1
0.587% due 02/25/2034		117	111
Resecuritization Mortgage Trust
0.437% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.479% due 09/25/2035		3,358	3,003
Structured Asset Mortgage Investments Trust
0.438% due 07/19/2035		717	688
0.467% due 02/25/2036		479	393
8.103% due 06/25/2029		224	233
WaMu Mortgage Pass-Through Certificates Trust
0.457% due 12/25/2045		418	404
0.477% due 10/25/2045		233	218
0.507% due 01/25/2045		3,073	2,908
1.158% due 02/25/2046		2,397	2,227
1.358% due 11/25/2042		78	73
1.558% due 06/25/2042		294	285
1.930% due 02/27/2034		586	573
4.473% due 05/25/2037		9,295	8,774
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		403	408
2.649% due 04/25/2035		2,999	3,048
2.683% due 07/25/2036 ^		1,159	1,143

Total Mortgage-Backed Securities (Cost $58,502)			58,827

ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp Home Equity Loan Trust
0.337% due 04/25/2036		1,303	1,170
AFC Home Equity Loan Trust
0.737% due 06/25/2028		177	154
Chase Funding Trust
0.927% due 10/25/2032		106	99
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		832	622
0.347% due 12/25/2036		253	167
Countrywide Asset-Backed Certificates
0.327% due 06/25/2047		1,624	1,291
0.587% due 08/25/2034		979	919
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032		200	179
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,000	2,996
Fraser Sullivan CLO Ltd.
1.575% due 04/20/2023		3,000	3,000
Goldman Sachs Asset Management CLO PLC
0.498% due 08/01/2022		2,011	2,006
GSAMP Trust
0.327% due 06/25/2036		795	680
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016		5,400	5,400
JPMorgan Mortgage Acquisition Trust
0.447% due 05/25/2037		1,400	1,119
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034		49	48
Morgan Stanley ABS Capital, Inc. Trust
0.627% due 11/25/2035		2,000	1,529
Ocean Trails CLO
0.526% due 10/12/2020		1,141	1,132
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		1,001	1,018
Primus CLO Ltd.
0.508% due 07/15/2021		3,013	2,974
Residential Asset Mortgage Products Trust
0.697% due 06/25/2035		766	752
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		438	407
0.457% due 04/25/2036		1,165	1,124
0.587% due 02/25/2036		1,080	860
SLC Student Loan Trust
0.376% due 06/15/2024		1,764	1,757
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	2,810	3,087
0.256% due 06/17/2024		5,286	5,801
Specialty Underwriting & Residential Finance Trust
1.162% due 12/25/2035		$700	623
Structured Asset Securities Corp. Mortgage Loan Trust
0.417% due 05/25/2047		2,500	1,959
Voya CLO Ltd.
1.575% due 10/15/2022		3,100	3,100

Total Asset-Backed Securities (Cost $47,636)			45,973

SOVEREIGN ISSUES 1.2%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	224
Export-Import Bank of Korea
1.027% due 01/14/2017		$1,400	1,406
1.133% due 09/17/2016		8,400	8,435
Hydro-Quebec
0.500% due 09/29/2049 (e)		1,200	901
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	50	25
3.000% due 02/24/2024		50	24
3.000% due 02/24/2025		50	24
3.000% due 02/24/2026		50	23
3.000% due 02/24/2027		50	22
3.000% due 02/24/2028		50	22
3.000% due 02/24/2029		50	22
3.000% due 02/24/2030		50	22
3.000% due 02/24/2031		130	57
3.000% due 02/24/2032		50	22
3.000% due 02/24/2033		50	21
3.000% due 02/24/2034		50	22
3.000% due 02/24/2035		50	21
3.000% due 02/24/2036		50	21
3.000% due 02/24/2037		50	22
3.000% due 02/24/2038		50	21

3.000% due 02/24/2039		50	21
3.000% due 02/24/2040		50	21
3.000% due 02/24/2041		50	21
3.000% due 02/24/2042		50	22

Total Sovereign Issues (Cost $11,714)			11,442

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.5%
COMMERCIAL PAPER 5.3%
Commonwealth Edison Co.
0.460% due 07/08/2015		$1,300	1,300
Edison International
0.450% due 07/07/2015		5,700	5,699
ENI Finance USA, Inc.
1.280% due 06/03/2016		4,500	4,452
Entergy Corp.
0.950% due 08/24/2015		1,000	999
Ford Motor Credit Co.
0.830% due 08/27/2015		5,100	5,093
Kansas City Southern Railway Co.
0.670% due 07/08/2015		1,100	1,100
0.670% due 07/10/2015		800	800
Mondelez International, Inc.
0.450% due 07/09/2015		5,400	5,399
Nationwide Building Society
0.430% due 08/26/2015		3,500	3,498
NBC Universal Enterprise, Inc.
0.440% due 07/07/2015		1,300	1,300
0.450% due 07/13/2015		800	800
0.460% due 07/07/2015		2,000	2,000
Pacific Gas & Electric Co.
0.430% due 07/02/2015		1,600	1,600
0.435% due 07/08/2015		1,800	1,800
0.440% due 07/01/2015		1,600	1,600
Plains All American Pipelone LP
0.530% due 07/06/2015		800	800
Thermo Fisher Scientific, Inc.
1.040% due 09/15/2015		4,300	4,295
Williams Partners LP
0.520% due 07/07/2015		4,600	4,600
0.520% due 07/08/2015		2,100	2,100
Wyndham Worldwide Corp.
0.990% due 07/07/2015		1,000	1,000
Xerox Corp.
0.500% due 07/27/2015		2,600	2,599

			52,834

REPURCHASE AGREEMENTS (f) 0.0%			218

JAPAN TREASURY BILLS 10.7%
0.002% due 07/06/2015 - 09/24/2015 (b)(c)	JPY	12,940,000	105,741

MEXICO TREASURY BILLS 0.2%
3.158% due 09/24/2015	MXN	36,700	2,318

U.S. TREASURY BILLS 1.3%
0.034% due 09/10/2015 - 11/12/2015 (b)(i)(k)		$13,075	13,074

Total Short-Term Instruments (Cost $174,303)		174,185

Total Investments in Securities (Cost $783,890)		781,261

	SHARES
INVESTMENTS IN AFFILIATES 27.9%
SHORT-TERM INSTRUMENTS 27.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.9%
PIMCO Short-Term Floating NAV Portfolio III	27,940,126	277,110

Total Short-Term Instruments (Cost $277,144)		277,110

Total Investments in Affiliates (Cost $277,144)		277,110

Total Investments 106.6% (Cost $1,061,034)		$1,058,371
Financial Derivative Instruments (h)(j) ((0.6%)) (Cost or Premiums, net $(1,582))		(5,425)
Other Assets and Liabilities, net (6.0%)		(59,822)

Net Assets 100.0%		$993,124

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$218	Fannie Mae 2.260% due 10/17/2022	$(226)	$218	$218

Total Repurchase Agreements						$(226)	$218	$218

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
FOB	(0.750)%	04/21/2015	12/31/2015	$(1,368)	$(1,362)

Total Reverse Repurchase Agreements					$(1,362)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $2,918 at a weighted average interest rate of (0.614%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	07/01/2045	$73,900	$(76,578)	$(76,017)
Fannie Mae	3.500	08/01/2045	27,000	(27,650)	(27,702)
Fannie Mae	4.000	07/01/2045	35,300	(37,508)	(37,353)
Fannie Mae	4.000	08/01/2045	68,000	(71,807)	(71,798)

Total Short Sales				$(213,543)	$(212,870)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $1,279 has been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	247	$213	$0	$0
90-Day Eurodollar July Futures	Long	07/2015	1,045	84	13	0
90-Day Eurodollar June Futures	Short	06/2017	751	(1,490)	9	0
90-Day Eurodollar September Futures	Long	09/2015	885	99	11	0
E-mini S&P 500 Index September Futures	Long	09/2015	3,126	(5,743)	610	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,158	(1,184)	0	(36)

Total Futures Contracts				$(8,021)	$643	$(36)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/16/2018		$80,800	$(478)	$(110)	$18	$0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		256,300	1,077	(179)	15	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		8,200	75	(41)	4	0
Receive	6-Month GBP-LIBOR	2.000	09/16/2025	GBP	1,500	46	113	0	(27)

						$720	$(217)	$37	$(27)

Total Swap Agreements						$720	$(217)	$37	$(27)

(1)	Unsettled variation margin asset of $78 for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $16,415 and cash of $12,528 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	$	172	MXN	2,645	$0	$(4)
BPS	07/2015	JPY	7,669,600	$	61,710	240	(1,198)
	07/2015	$	18,541	JPY	2,306,700	307	0
	07/2015		257	MXN	3,981	0	(3)
	09/2015	JPY	6,930,000	$	56,248	0	(441)
BRC	07/2015		1,090,000		9,121	215	0
CBK	07/2015	AUD	216		165	0	(2)
	07/2015	GBP	446		679	0	(21)
	07/2015	JPY	200,000		1,675	40	0
	07/2015	$	9,374	EUR	8,262	0	(164)
	09/2015	JPY	3,500,000	$	28,389	0	(236)
DUB	07/2015	BRL	3,200		1,180	150	0
	07/2015	$	1,031	BRL	3,200	0	(2)
	10/2015	DKK	12,060	$	1,732	0	(75)
GLM	07/2015	NZD	175		124	6	0
	08/2015	EUR	300		336	2	0
JPM	07/2015	GBP	185		285	0	(6)
	07/2015	$	8,817	JPY	1,095,100	131	0
MSB	07/2015	BRL	4,059	$	1,308	3	0
	07/2015	$	1,478	BRL	4,059	0	(172)
	07/2015		2,830	JPY	349,120	22	0
	08/2015	EUR	44,763	$	50,318	386	0
	08/2015	JPY	349,120		2,831	0	(23)
SCX	07/2015	EUR	25,081		28,105	143	0
	07/2015	$	6,867	JPY	851,400	90	0
	08/2015		28,117	EUR	25,081	0	(143)
	09/2015	MXN	36,413	$	2,348	45	0
UAG	07/2015	EUR	892		1,005	10	0
	07/2015	GBP	372		566	0	(18)
	07/2015	JPY	1,153,420		9,311	0	(114)
	07/2015	$	19,780	EUR	17,711	145	(180)
	07/2015		24,367	JPY	3,000,700	151	0

Total Forward Foreign Currency Contracts						$2,086	$(2,802)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.121	07/01/2015	EUR	25,900	$95	$209
	Put - OTC EUR versus USD		1.099	09/28/2015		4,500	86	88
FBF	Put - OTC USD versus BRL	BRL	3.000	07/09/2015		$10,500	183	8
GLM	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		138	13	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		138	13	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		138	13	2
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		5,100	89	2
	Call - OTC USD versus JPY	JPY	127.000	07/09/2015		56,800	184	5

							$676	$314

Total Purchased Options							$676	$314

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.158	07/01/2015	EUR	25,900	$(91)	$0
	Put - OTC EUR versus USD		1.050	09/28/2015		4,500	(32)	(35)
	Put - OTC EUR versus USD		1.075	09/28/2015		4,500	(54)	(56)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$600	(33)	(4)
FBF	Put - OTC USD versus BRL	BRL	2.910	07/09/2015		21,000	(193)	(1)
MSB	Put - OTC USD versus BRL		2.810	07/27/2015		10,200	(88)	(1)
	Put - OTC USD versus JPY	JPY	122.000	07/09/2015		56,800	(217)	(291)

							$(708)	$(388)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(3)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	(1)

						$(66)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.100%	08/13/2015	$20,300	$(134)	$(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	08/13/2015	20,300	(158)	(173)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	15,900	(103)	(147)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	15,900	(137)	(101)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	3,600	(22)	(33)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	3,600	(33)	(23)

							$(587)	$(506)

Total Written Options							$(1,361)	$(899)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2019	1.134%		$400	$(7)	$5	$0	$(2)
BPS	General Electric Capital Corp.	1.000	12/20/2015	0.121		11,900	(497)	550	53	0
DUB	China Government International Bond	1.000	09/20/2015	0.224		1,100	13	(11)	2	0
	China Government International Bond	1.000	09/20/2016	0.248		1,100	12	(2)	10	0
	Italy Government International Bond	1.000	03/20/2019	1.096		1,900	(31)	25	0	(6)
	Italy Government International Bond	1.000	06/20/2019	1.134		700	(13)	10	0	(3)
	Mexico Government International Bond	1.000	12/20/2015	0.461		12,400	(5)	40	35	0
	Prudential Financial, Inc.	1.000	09/20/2015	0.111		7,700	90	(72)	18	0
GST	Mexico Government International Bond	1.000	09/20/2015	0.461		4,500	33	(26)	7	0
	Michigan State General Obligation Notes, Series 2003	0.440	03/20/2018	0.334		1,400	0	4	4	0
HUS	Italy Government International Bond	1.000	03/20/2019	1.096		1,900	(32)	26	0	(6)
	U.S. Treasury Notes	0.250	09/20/2016	0.109	EUR	12,200	(311)	336	25	0
MYC	Italy Government International Bond	1.000	03/20/2019	1.096		$1,100	(18)	14	0	(4)
RYL	Indonesia Government International Bond	1.000	12/20/2015	0.444		10,300	(128)	158	30	0

							$(894)	$1,057	$184	$(21)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$2	$2	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	386	0	5	5	0

					$0	$7	$7	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.200% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/16/2025	EUR	22,600	$24,634	$(6)	$767	$761	$0

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Pay	1-Month GBP-UKRPI	3.400%	06/15/2030	GBP	200	$1	$0	$1	$0
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		100	1	3	4	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030		1,890	0	(74)	0	(74)
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		100	1	3	4	0

							$3	$(68)	$9	$(74)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	176,649	3-Month USD-LIBOR plus a specified spread	05/31/2016	$678,938		$(5,685)	$0	$(5,685)

Total Swap Agreements							$(897)	$(3,922)	$961	$(5,780)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $8,281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$17,463	$0	$17,463
Corporate Bonds & Notes
Banking & Finance	0	200,606	0	200,606
Industrials	0	53,019	0	53,019
Utilities	0	43,296	0	43,296
U.S. Government Agencies	0	112,531	0	112,531
U.S. Treasury Obligations	0	63,919	0	63,919
Mortgage-Backed Securities	0	58,330	497	58,827
Asset-Backed Securities	0	40,573	5,400	45,973
Sovereign Issues	0	11,442	0	11,442
Short-Term Instruments
Commercial Paper	0	52,834	0	52,834
Repurchase Agreements	0	218	0	218
Japan Treasury Bills	0	105,741	0	105,741
Mexico Treasury Bills	0	2,318	0	2,318
U.S. Treasury Bills	0	13,074	0	13,074
	$0	$775,364	$5,897	$781,261

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$277,110	$0	$0	$277,110

Total Investments	$277,110	$775,364	$5,897	$1,058,371

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(212,870)	0	(212,870)
U.S. Treasury Obligations	0	0	0	0
	$0	$(212,870)	$0	$(212,870)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	643	37	0	680
Over the counter	0	3,361	0	3,361
	$643	$3,398	$0	$4,041

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(27)	0	(63)
Over the counter	0	(9,481)	0	(9,481)

	$(36)	$(9,508)	$0	$(9,544)

Totals	$277,717	$556,384	$5,897	$839,998

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.1%
BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
3.500% due 05/24/2017		$1,781	$1,782
Community Health Systems, Inc.
3.534% due 12/31/2018		397	397
HCA, Inc.
2.937% due 03/31/2017		2,574	2,575

Total Bank Loan Obligations (Cost $4,740)			4,754

CORPORATE BONDS & NOTES 16.6%
BANKING & FINANCE 10.5%
Ally Financial, Inc.
6.250% due 12/01/2017		700	749
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (f)	EUR	1,000	1,120
9.000% due 05/09/2018 (f)		$200	216
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,016
Banco do Brasil S.A.
3.875% due 10/10/2022		1,200	1,092
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	900	1,118
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$400	406
Banco Santander Chile
1.875% due 01/19/2016		1,000	1,003
Bank of America Corp.
0.604% due 08/15/2016		100	100
0.892% due 08/25/2017		5,500	5,492
2.650% due 04/01/2019		11,900	12,043
3.750% due 07/12/2016		2,400	2,461
5.750% due 12/01/2017		1,200	1,308
Bank of America N.A.
5.300% due 03/15/2017		3,550	3,760
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.692% due 03/10/2017		5,800	5,798
Bankia S.A.
3.500% due 01/17/2019	EUR	100	116
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	5,600	11,492
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	800	890
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	205
6.500% due 03/10/2021		200	217
6.750% due 09/30/2022		1,200	1,324
7.250% due 04/22/2020		500	555
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,541
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,158
Citigroup, Inc.
0.551% due 06/09/2016		$10,600	10,554
0.954% due 11/15/2016		5,900	5,912
4.450% due 01/10/2017		200	209
5.950% due 05/15/2025 (f)		1,200	1,159
Eksportfinans ASA
2.000% due 09/15/2015		900	901
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,700	2,704
2.375% due 01/16/2018		600	606
4.207% due 04/15/2016		1,100	1,125
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,327
2.750% due 05/15/2016		1,950	1,974
4.750% due 08/15/2017		1,600	1,690
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		1,400	1,400
International Lease Finance Corp.
6.750% due 09/01/2016		2,300	2,424
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,600	4,636
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,072

JPMorgan Chase & Co.
0.902% due 02/26/2016		12,000	12,018
3.150% due 07/05/2016		1,800	1,837
3.450% due 03/01/2016		200	203
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	2,700	4,442
6.000% due 10/01/2017		$3,100	3,381
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,328
MUFG Union Bank N.A.
0.679% due 05/05/2017		3,400	3,396
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	182
Novo Banco S.A.
4.750% due 01/15/2018		300	340
5.000% due 04/23/2019		6,700	7,619
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	34,600	5,205
2.000% due 01/01/2016		4,100	620
2.000% due 04/01/2016		9,000	1,367
Powszechna Kasa Oszczednosci Bank Polski S.A. via PKO Finance AB
4.630% due 09/26/2022		$500	518
Rabobank Group
0.562% due 11/23/2016		5,800	5,806
6.875% due 03/19/2020	EUR	2,900	3,815
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	37,800	5,714
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		$700	826
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,000	2,211
State Bank of India
4.500% due 07/27/2015		1,000	1,002
Tri-Command Military Housing LLC
5.383% due 02/15/2048		2,062	1,855
UBS AG
5.125% due 05/15/2024		1,400	1,387

			168,945

INDUSTRIALS 3.3%
AbbVie, Inc.
1.040% due 11/06/2015		10,000	10,015
1.200% due 11/06/2015		8,200	8,208
1.800% due 05/14/2018		600	598
2.500% due 05/14/2020		300	297
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		100	99
Actavis Funding SCS
1.543% due 03/12/2020		1,200	1,215
3.800% due 03/15/2025		1,200	1,179
Altice Financing S.A.
6.625% due 02/15/2023		2,800	2,787
Altice S.A.
7.625% due 02/15/2025		1,200	1,131
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,578
HCA, Inc.
3.750% due 03/15/2019		5,100	5,151
HJ Heinz Co.
1.600% due 06/30/2017 (a)		300	300
2.000% due 07/02/2018 (a)		300	300
2.800% due 07/02/2020 (a)		200	200
3.500% due 07/15/2022 (a)		100	101
3.950% due 07/15/2025 (a)		100	101
4.250% due 10/15/2020		300	306
5.000% due 07/15/2035 (a)		100	102
5.200% due 07/15/2045 (a)		100	103
Kansas City Southern de Mexico S.A. de C.V.
0.979% due 10/28/2016		600	597
McKesson Corp.
0.682% due 09/10/2015		7,000	7,000
President and Fellows of Harvard College
6.000% due 01/15/2019		400	456
QUALCOMM, Inc.
4.650% due 05/20/2035		300	290
4.800% due 05/20/2045		300	287
Rohm & Haas Co.
6.000% due 09/15/2017		115	126
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		600	601
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	604

Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	3,150	3,793
Viacom, Inc.
4.250% due 09/15/2015		$2,500	2,519
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,700	1,649

			53,186

UTILITIES 2.8%
AT&T, Inc.
1.212% due 06/30/2020		700	704
2.450% due 06/30/2020		200	196
3.000% due 06/30/2022		900	869
3.400% due 05/15/2025		500	476
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		200	182
BellSouth Corp.
4.821% due 04/26/2021		5,700	5,864
Petrobras Global Finance BV
2.000% due 05/20/2016		6,900	6,836
2.415% due 01/15/2019		400	371
3.163% due 03/17/2020		600	573
3.250% due 04/01/2019	EUR	500	530
6.250% due 12/14/2026	GBP	600	839
6.850% due 06/05/2115		$3,400	2,819
Shell International Finance BV
0.484% due 11/15/2016		2,100	2,105
Verizon Communications, Inc.
1.816% due 09/15/2016		8,600	8,708
2.036% due 09/14/2018		3,400	3,520
2.500% due 09/15/2016		1,783	1,812
3.000% due 11/01/2021		1,900	1,875
3.500% due 11/01/2024		2,100	2,044
3.650% due 09/14/2018		2,100	2,207
4.400% due 11/01/2034		3,200	3,005

			45,627

Total Corporate Bonds & Notes (Cost $268,998)			267,758

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	136
6.918% due 04/01/2040		1,100	1,430
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	139
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		100	147
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	125
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		600	720
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	558

			3,255

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	346
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		200	234

			580

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034		500	571

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		100	137

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		1,000	1,354

NEW YORK 0.4%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036		100	112

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,800	5,467
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,211

		6,790

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	224

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,494
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	543

		2,037

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	525	442

Total Municipal Bonds & Notes (Cost $13,083)		15,390

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.247% due 12/25/2036	49	48
0.537% due 07/25/2037 - 03/25/2044	303	303
0.567% due 07/25/2037	131	132
0.587% due 09/25/2035	198	199
0.597% due 09/25/2035	355	357
0.907% due 06/25/2037	497	507
0.917% due 06/25/2040	803	817
0.937% due 01/25/2040	1,318	1,342
1.346% due 07/01/2044	28	29
2.202% due 05/25/2035	21	22
2.267% due 08/01/2033	27	29
2.310% due 08/01/2022	100	100
2.330% due 09/01/2033	84	89
2.492% due 01/01/2036	58	62
2.922% due 06/01/2033	191	201
2.960% due 05/01/2022	4,021	4,157
3.019% due 05/01/2036	3	3
3.156% due 05/01/2022	1,066	1,115
3.500% due 07/01/2045	7,000	7,201
3.750% due 07/25/2042	4,651	4,511
4.000% due 09/01/2020 - 07/01/2045	7,087	7,496
4.350% due 12/01/2036	16	17
4.500% due 02/01/2020 - 10/01/2041	11,955	12,931
4.501% due 07/01/2019	1,197	1,311
4.533% due 09/01/2034	12	13
5.000% due 07/01/2024 - 06/01/2040	5,572	6,170
5.500% due 01/01/2021 - 01/01/2040	5,126	5,744
6.000% due 08/01/2036 - 02/01/2038	283	323
6.500% due 10/01/2035 - 10/01/2036	214	245
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	452	451
Freddie Mac
0.756% due 06/15/2041	232	235
0.886% due 08/15/2037	285	289
0.896% due 10/15/2037	63	64
0.906% due 05/15/2037 - 09/15/2037	326	332
1.346% due 02/25/2045	27	27
2.250% due 02/01/2024	5	5
2.471% due 03/01/2034	146	156
4.000% due 06/15/2038	261	264
4.500% due 03/01/2029	102	111
5.000% due 07/01/2035 - 12/01/2038	1,131	1,244
5.500% due 08/15/2030 - 07/01/2038	86	96
Ginnie Mae
1.750% due 03/20/2027	2	2
3.500% due 07/01/2045	24,300	25,159
5.000% due 04/15/2036 - 09/15/2039	3,989	4,427
8.000% due 02/15/2030	1	1
Small Business Administration
5.520% due 06/01/2024	212	232

Total U.S. Government Agencies (Cost $87,992)		88,569

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Bonds
3.000% due 11/15/2044 (l)	1,550	1,509
3.125% due 08/15/2044	11,200	11,167
4.250% due 05/15/2039 (l)	3,000	3,607

4.500% due 08/15/2039 (l)		8,100	10,101
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)		7,735	7,663
0.125% due 07/15/2022 (j)		40,226	39,902
0.125% due 07/15/2024 (j)		3,786	3,689
0.250% due 01/15/2025 (h)		53,239	52,153
0.375% due 07/15/2023 (j)		11,813	11,846
1.125% due 01/15/2021 (j)		973	1,029
1.750% due 01/15/2028		4,517	5,105
2.000% due 01/15/2026 (j)		3,338	3,825
2.375% due 01/15/2027		15,134	18,066
2.500% due 01/15/2029		2,534	3,117
3.625% due 04/15/2028		146	199
U.S. Treasury Notes
2.125% due 09/30/2021 (j)(l)		2,400	2,422
2.125% due 05/15/2025		11,800	11,568
2.375% due 08/15/2024 (j)(l)		14,000	14,056

Total U.S. Treasury Obligations (Cost $205,617)			201,024

MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust
2.423% due 02/25/2045		93	93
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	355	398
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$68	69
5.916% due 05/10/2045		400	407
Banc of America Funding Trust
2.699% due 05/25/2035		108	111
2.933% due 01/20/2047 ^		167	142
BCRR Trust
5.858% due 07/17/2040		442	455
Bear Stearns Adjustable Rate Mortgage Trust
2.511% due 04/25/2033		1	1
2.526% due 01/25/2034		2	2
2.716% due 01/25/2034		54	54
Bear Stearns ALT-A Trust
0.527% due 08/25/2036 ^		3,338	2,631
2.584% due 05/25/2035		483	470
2.635% due 09/25/2035		110	95
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		1,070	1,077
ChaseFlex Trust
0.487% due 07/25/2037		844	729
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		44	44
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.380% due 07/15/2044		848	849
Countrywide Alternative Loan Trust
0.307% due 06/25/2036		5,282	4,661
0.367% due 05/25/2047		490	417
0.397% due 03/20/2046		8,229	6,545
6.000% due 10/25/2033		18	19
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036 ^		48	45
2.494% due 02/20/2035		358	355
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		81	85
5.460% due 09/15/2039		3,769	3,916
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		2,490	2,444
First Horizon Mortgage Pass-Through Trust
2.677% due 08/25/2035		141	128
Granite Master Issuer PLC
0.117% due 12/20/2054	EUR	447	496
0.387% due 12/20/2054		$65	65
0.750% due 12/20/2054	GBP	1,679	2,628
0.830% due 12/20/2054		859	1,346
Granite Mortgages PLC
0.382% due 01/20/2044	EUR	9	10
0.949% due 01/20/2044	GBP	9	15
0.952% due 09/20/2044		51	80
Grifonas Finance PLC
0.394% due 08/28/2039	EUR	286	167
GSR Mortgage Loan Trust
2.340% due 06/25/2034		$81	79
4.830% due 11/25/2035 ^		385	351
4.947% due 11/25/2035		123	119
6.000% due 03/25/2037 ^		59	56
HarborView Mortgage Loan Trust
0.408% due 05/19/2035		2,334	1,950
Impac CMB Trust
1.187% due 07/25/2033		33	32
IndyMac Mortgage Loan Trust
0.377% due 09/25/2046		508	437

0.807% due 06/25/2034		487	461
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,213	1,270
5.439% due 01/15/2049		4,561	4,823
JPMorgan Mortgage Trust
2.555% due 07/25/2035		1,840	1,845
2.637% due 08/25/2034		1,538	1,544
4.931% due 11/25/2035		250	239
5.750% due 01/25/2036 ^		62	55
Lanark Master Issuer PLC
1.684% due 12/22/2054		2,563	2,578
LB Commercial Mortgage Trust
6.056% due 07/15/2044		4,439	4,791
Leek Finance PLC
0.501% due 12/21/2038		1,473	1,528
0.852% due 12/21/2037	GBP	59	97
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036		$126	117
0.437% due 11/25/2035		83	79
1.923% due 12/25/2032		3	3
1.937% due 01/25/2029		3	3
2.460% due 02/25/2035		1,738	1,751
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	211
Morgan Stanley Capital Trust
5.362% due 11/14/2042		1,090	1,090
5.439% due 02/12/2044		291	291
5.610% due 04/15/2049		74	75
Prime Mortgage Trust
0.587% due 02/25/2034		16	15
Residential Accredit Loans, Inc. Trust
0.372% due 08/25/2036		1,173	935
5.500% due 01/25/2035 ^		2,207	2,234
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		20	21
Structured Adjustable Rate Mortgage Loan Trust
2.629% due 08/25/2035		106	101
Structured Asset Mortgage Investments Trust
0.438% due 07/19/2035		569	546
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		251	246
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^		870	781
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 10/25/2045		50	47
1.158% due 02/25/2046		188	175
1.358% due 11/25/2042		25	24
1.558% due 08/25/2042		17	16
1.930% due 02/27/2034		53	52
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		146	147
2.621% due 03/25/2036		203	202
2.683% due 07/25/2036 ^		1,308	1,290

Total Mortgage-Backed Securities (Cost $63,266)			63,756

ASSET-BACKED SECURITIES 5.6%
Access Group, Inc.
1.577% due 10/27/2025		632	632
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		18	17
Argent Securities Trust
0.457% due 05/25/2036		7,420	2,810
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.567% due 02/25/2036		2,036	1,384
Asset-Backed Securities Corp. Home Equity Loan Trust
0.827% due 07/25/2035		300	274
Bear Stearns Asset-Backed Securities Trust
1.137% due 10/25/2037		3,410	2,835
Citigroup Mortgage Loan Trust, Inc.
0.327% due 05/25/2037		87	84
Countrywide Asset-Backed Certificates
0.317% due 11/25/2037		1,272	1,267
0.327% due 02/25/2037		1,439	1,402
0.327% due 05/25/2037		7,649	6,498
0.327% due 07/25/2037		14,300	11,751
0.327% due 06/25/2047		2,070	1,646
0.337% due 04/25/2047		1,004	826
0.667% due 12/25/2031		48	36
5.530% due 04/25/2047 ^		2,948	3,135
Countrywide Asset-Backed Certificates Trust
0.535% due 05/25/2036		11,004	10,687
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032		10	9
Credit-Based Asset Servicing and Securitization LLC
0.435% due 07/25/2036		2,000	1,437

Fremont Home Loan Trust
0.247% due 01/25/2037		10	5
Hillmark Funding Ltd.
0.531% due 05/21/2021		681	672
JPMorgan Mortgage Acquisition Trust
0.397% due 03/25/2037		5,048	4,611
Long Beach Mortgage Loan Trust
0.567% due 08/25/2045		11,439	10,667
0.747% due 10/25/2034		12	12
RAAC Trust
0.667% due 03/25/2037		1,916	1,857
Residential Asset Securities Corp. Trust
0.627% due 12/25/2035		10,019	7,342
0.657% due 11/25/2035		13,000	9,642
SLM Private Education Loan Trust
3.436% due 05/16/2044		212	222
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	829	911
SpringCastle America Funding LLC
2.700% due 05/25/2023		$4,473	4,502
Structured Asset Securities Corp. Mortgage Loan Trust
0.507% due 05/25/2037		1,469	1,347
0.527% due 02/25/2036		2,618	2,352
Wood Street CLO BV
0.305% due 11/22/2021	EUR	103	114

Total Asset-Backed Securities (Cost $88,615)			90,986

SOVEREIGN ISSUES 11.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		600	365
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	34,300	10,306
0.000% due 04/01/2016 (d)		45,000	13,086
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		19,400	5,629
10.000% due 01/01/2025		142,100	39,564
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,346
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025 (h)	EUR	10,350	10,728
3.750% due 09/01/2024		26,800	33,488
4.000% due 02/01/2037		9,150	11,452
4.500% due 03/01/2024		10,500	13,813
4.750% due 09/01/2044 (h)		3,000	4,215
5.000% due 09/01/2040		4,350	6,231
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	304
Mexico Government International Bond
4.750% due 06/14/2018	MXN	26,700	1,708
Province of Ontario
1.100% due 10/25/2017		$300	301
1.650% due 09/27/2019		900	897
5.500% due 06/02/2018	CAD	100	90
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,802
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,200	512
3.800% due 08/08/2017	JPY	480,000	2,196
4.750% due 04/17/2019	EUR	2,300	1,438
Slovenia Government International Bond
4.750% due 05/10/2018		$2,600	2,769
5.250% due 02/18/2024		1,600	1,752
5.500% due 10/26/2022		2,100	2,337
5.850% due 05/10/2023		500	568
Spain Government International Bond
1.600% due 04/30/2025	EUR	1,150	1,208
2.750% due 10/31/2024		1,000	1,160
3.800% due 04/30/2024		3,500	4,405
4.400% due 10/31/2023		2,600	3,408
5.150% due 10/31/2044		2,700	4,027

Total Sovereign Issues (Cost $189,423)			182,105

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% (f)		6,450	7,580

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		40,000	0

Total Convertible Preferred Securities (Cost $8,369)			7,580

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040		65,000	1,687

Total Preferred Securities (Cost $1,730)			1,687

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.8%
CERTIFICATES OF DEPOSIT 1.7%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$8,000	7,997
1.126% due 05/16/2016		2,500	2,492
Credit Suisse
0.602% due 08/24/2015		12,100	12,104
0.689% due 12/07/2015		4,400	4,401

			26,994

REPURCHASE AGREEMENTS (g) 1.2%			19,282

JAPAN TREASURY BILLS 10.1%
0.000% due 07/21/2015 - 09/24/2015 (c)(d)	JPY	19,830,000	162,039

U.S. TREASURY BILLS 0.8%
0.028% due 08/06/2015 - 11/12/2015 (c)(j)(l)		$12,927	12,926

Total Short-Term Instruments (Cost $223,072)			221,241

Total Investments in Securities (Cost $1,154,905)			1,144,850

	SHARES
INVESTMENTS IN AFFILIATES 32.3%
SHORT-TERM INSTRUMENTS 32.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.3%
PIMCO Short-Term Floating NAV Portfolio III		52,499,071	520,686

Total Short-Term Instruments (Cost $520,736)			520,686

Total Investments in Affiliates (Cost $520,736)			520,686

Total Investments 103.4% (Cost $1,675,641)			$1,665,536
Financial Derivative Instruments (i)(k) (0.4%) (Cost or Premiums, net $(4,998))			(6,110)
Other Assets and Liabilities, net (3.0%)			(48,399)

Net Assets 100.0%			$1,611,027

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.050%	05/12/2015	12/31/2015	EUR	9,943	Italy Buoni Poliennali Del Tesoro 5.500% due 11/01/2022	$(9,700)	$11,085	$11,085
JPS	0.250	06/30/2015	07/01/2015		$7,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(8,068)	7,900	7,900
SSB	0.000	06/30/2015	07/01/2015		297	Fannie Mae 2.260% due 10/17/2022	(304)	297	297

Total Repurchase Agreements							$(18,072)	$19,282	$19,282

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	0.150%	05/12/2015	05/08/2017	EUR	(9,943)	$(11,082)
JPS	0.100	06/30/2015	07/01/2015		$(7,850)	(7,850)

Total Reverse Repurchase Agreements						$(18,932)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $8,801 at a weighted average interest rate of (0.237%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$46,600	$(46,705)	$(46,319)
Fannie Mae	3.500	07/01/2045	56,900	(59,084)	(58,531)
Fannie Mae	3.500	08/01/2045	18,000	(18,433)	(18,468)
Fannie Mae	4.000	07/01/2045	53,000	(56,376)	(56,084)
Fannie Mae	4.000	08/01/2045	84,000	(88,698)	(88,690)
U.S. Treasury Inflation Protected Securities	0.125	07/15/2024	1	(1)	(1)

Total Short Sales				$(269,297)	$(268,093)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $18,571 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	795	$572	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	1,023	(1,068)	26	0
90-Day Eurodollar June Futures	Short	06/2016	33	(14)	0	0
90-Day Eurodollar March Futures	Short	03/2016	291	(134)	4	0
90-Day Eurodollar September Futures	Short	09/2015	256	(103)	0	(3)
90-Day Eurodollar September Futures	Short	09/2016	5	(2)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	158	(123)	0	(304)
E-mini S&P 500 Index September Futures	Long	09/2015	9,204	(16,234)	1,810	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	62	(325)	56	(170)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	2,632	(2,036)	12	(81)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	17	35	1	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	21	(57)	0	(2)

Total Futures Contracts				$(19,489)	$1,909	$(560)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$134,145	$8,544	$(818)	$679	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	46,500	632	(82)	42	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	254,100	3,681	(973)	252	0

				$12,857	$(1,873)	$973	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$523,600	$(738)	$(240)	$35	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		215,200	(1,420)	(790)	14	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		405,000	(874)	(361)	19	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		730,600	(4,316)	(1,000)	158	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		314,100	1,321	(218)	19	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		36,000	306	(138)	23	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		25,200	1,295	99	99	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	105,700	5,247	7,169	0	(1,219)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,300	(32)	4	0	(38)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		15,900	(221)	(66)	0	(184)
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,400	2	(1)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		114,400	117	(1)	11	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		20,000	34	(10)	2	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		98,200	(32)	59	33	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		302,700	76	70	106	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		175,000	(51)	(59)	79	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		80,000	(28)	(28)	36	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		33,600	(9)	(9)	15	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		297,600	(344)	(177)	135	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		1,400	(2)	(3)	1	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		1,400	0	(3)	1	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		24,400	(32)	(54)	16	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		87,600	(200)	(200)	59	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		140,000	(301)	(306)	94	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		18,500	17	14	13	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		138,600	3	3	96	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		43,300	(4)	(4)	16	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		94,400	63	63	66	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		40,000	(9)	(28)	35	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		21,700	(25)	(9)	23	0

						$(157)	$3,776	$1,204	$(1,441)

Total Swap Agreements						$12,700	$1,903	$2,177	$(1,441)

(4)	Unsettled variation margin asset of $95 and liability of ($45) for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $67,792 and cash of $28,081 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	6,348,888		$5,714	$35	$0
	07/2015	MXN	199,590		13,022	328	0
	07/2015		$2,860	KRW	3,174,444	0	(14)
	07/2015		217	MXN	3,351	0	(4)
	05/2016	BRL	41,096		$11,718	0	(231)
	06/2016	EUR	11,782		16,131	2,900	0
	06/2016		$12,916	EUR	11,782	431	(116)
BPS	07/2015	BRL	20,735		$6,680	11	0
	07/2015	CAD	220		176	0	0
	07/2015	DKK	1,740		253	0	(7)
	07/2015	JPY	16,775,686		138,729	2,221	(582)
	07/2015		$6,683	BRL	20,735	0	(14)
	07/2015		8,392	JPY	1,051,000	195	0
	07/2015		200	MXN	3,117	0	(2)
	08/2015		6,606	BRL	20,735	0	(13)
	09/2015	JPY	7,000,000		$56,816	0	(445)
	01/2016	DKK	10,545		1,641	56	0
	04/2016	BRL	45,000		12,587	0	(613)
BRC	07/2015	ZAR	1,447		118	0	0
	06/2016	EUR	2,227		3,062	561	0
CBK	07/2015	BRL	60,582		18,811	0	(675)
	07/2015		$19,526	BRL	60,582	0	(41)
	07/2015		1,047	EUR	933	0	(7)
	07/2015		483	MXN	7,445	0	(9)
	09/2015	JPY	3,540,000		$28,713	0	(239)
	09/2015		$15,986	MXN	252,722	0	(8)
DUB	07/2015	BRL	16,502		$5,319	11	0
	07/2015	GBP	15,690		24,043	0	(610)
	07/2015	KRW	15,632,898		14,435	481	0
	07/2015		$6,082	BRL	16,502	0	(775)
	10/2015	DKK	3,683		$570	18	0
	01/2016	BRL	34,300		10,035	0	(318)
	01/2016	DKK	25,012		3,860	103	0
	06/2016	EUR	1,889		2,387	301	(36)
	06/2016		$2,553	EUR	1,889	0	(432)
FBF	07/2015		275	MXN	4,212	0	(7)
GLM	07/2015	BRL	60,582		$19,526	41	0
	07/2015	INR	95,729	EUR	1,343	0	(7)
	07/2015		$18,947	BRL	60,582	539	0
	07/2015		62,170	JPY	7,689,586	662	0
	07/2015		7,790	MXN	118,794	0	(235)
	08/2015	EUR	1,116		$1,250	5	0
	08/2015	JPY	7,072,386		57,174	0	(637)
	10/2015	DKK	9,307		1,440	46	0
	01/2016		7,369		1,144	37	0
	07/2016	BRL	60,582		16,906	0	(382)
HUS	07/2015	MXN	19,696		1,280	27	0
	07/2015	SGD	22,481		16,700	14	0
	10/2015	DKK	6,135		952	33	0
JPM	07/2015	CAD	3,737		2,992	0	0
	07/2015	EUR	9,208		10,241	0	(24)
	07/2015	INR	102,002	EUR	1,431	0	(7)
	07/2015		$3,340		2,946	0	(55)
	07/2015		2,217	GBP	1,435	37	0
	10/2015	DKK	16,098		$2,467	55	(1)
	05/2016	BRL	56,167		15,934	0	(398)
MSB	07/2015		12,432		4,007	8	0
	07/2015		$3,859	BRL	12,432	139	0
	07/2015		22,404	GBP	14,255	0	(6)
	08/2015	GBP	14,255		$22,399	6	0
	08/2015	SAR	2,143		571	0	(1)
	08/2015		$570	SAR	2,143	1	0
	05/2016	BRL	13,800		$3,916	0	(96)
	06/2016	EUR	3,127		4,301	789	0
	06/2016		$3,402	EUR	3,127	110	0
NAB	06/2016	EUR	6,803		$9,341	1,700	0
	06/2016		$3,649	EUR	3,367	133	0
	07/2016	EUR	8,443		$11,454	1,958	0
	07/2016		$9,281	EUR	8,443	215	0
NGF	07/2015		32,253	MXN	498,607	0	(542)
RBC	07/2015		406		6,162	0	(14)
SCX	07/2015	EUR	2,774	INR	197,731	14	0
	07/2015	KRW	11,286,116		$10,143	69	0
	07/2015	MXN	336,587		21,591	184	0
	07/2015		$173,494	EUR	154,829	0	(883)
	08/2015	EUR	154,829		$173,568	883	0
	09/2015	HKD	1,209		156	0	0
	09/2015		$21,465	MXN	336,587	0	(184)
TDM	07/2015	BRL	8,199		$2,644	7	0
	07/2015		$2,643	BRL	8,199	0	(5)
UAG	07/2015	EUR	170,427		$185,928	8	(4,081)
	07/2015	JPY	1,254,900		10,148	0	(105)
	07/2015	MXN	88,039		5,742	143	0
	07/2015	SGD	10,305		7,707	59	0
	07/2015		$23,652	EUR	20,927	0	(321)
	07/2015		144	MXN	2,225	0	(2)
	08/2015	EUR	1,420		$1,592	9	0
	08/2015		$1,195	EUR	1,076	5	0
	01/2016	DKK	9,380		$1,375	0	(34)

Total Forward Foreign Currency Contracts						$15,588	$(13,218)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.700%	07/15/2015	$100,000	$10	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	7,300	$139	$143
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		$381	8	1
	Call - OTC USD versus CNH		7.500	02/02/2016		381	2	0
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		16,097	172	172
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		7,400	132	12
	Put - OTC USD versus BRL		3.000	07/09/2015		7,650	133	6
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		5,200	11	1
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		419	40	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	7/16/2015		420	40	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		420	40	4
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		8,360	226	39
	Call - OTC USD versus CNH		7.400	02/02/2016		8,360	50	3
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		7,700	135	4
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		1,600	5	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		7,979	168	24
	Call - OTC USD versus CNH		7.500	02/02/2016		7,979	44	3

							$1,345	$413

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$29,900	$33	$37
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	18,800	21	24
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	129,400	144	166
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	24,400	1,216	1,219
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	18,800	938	968
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	42,500	323	30
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	192,800	214	243
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	96,700	97	122
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	163,500	180	209
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	235,600	554	511
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	231,000	601	530

							$4,321	$4,059

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$22,000	$53	$5

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 08/01/2045	$115.719	08/06/2015	$58,000	$2	$0

Total Purchased Options					$5,731	$4,477

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR 11,400	$(24)	$(23)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	8,100	(12)	(17)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	11,400	(17)	(23)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	10,800	(14)	(22)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	19,700	(28)	(40)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015	15,100	(26)	(27)

						$(121)	$(152)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	10,411	$(151)	$(25)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	21,000	(162)	(143)
	Call - OTC EUR versus USD		1.150	08/10/2015		21,000	(285)	(140)
	Put - OTC EUR versus USD		1.050	09/28/2015		7,300	(52)	(57)
	Put - OTC EUR versus USD		1.075	09/28/2015		7,300	(87)	(92)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$757	(16)	(2)
	Call - OTC USD versus BRL		3.960	03/10/2016		1,558	(50)	(25)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	14,863	(116)	(172)
	Call - OTC EUR versus AUD		1.490	09/28/2015		14,863	(222)	(207)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$762	(8)	(1)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		24,146	(148)	(121)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	19,466	(99)	(35)
	Call - OTC CAD versus MXN		13.000	08/04/2015		9,055	(122)	(22)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$14,800	(135)	(1)
	Put - OTC USD versus BRL		2.910	07/09/2015		15,300	(141)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		4,604	(103)	(14)
GLM	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		21,400	(120)	(120)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		3,803	(122)	(62)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		16,720	(176)	(16)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		15,400	(133)	(1)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		15,958	(146)	(12)

							$(2,594)	$(1,269)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(9)	$(1)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(14)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$4,000	$(8)	$(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	10,000	(108)	(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	19,900	(242)	(190)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	20,200	(369)	(279)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	24,800	(512)	(321)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	34,000	(591)	(428)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	10,000	(323)	(28)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	14,600	(43)	(48)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	39,800	(563)	(380)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	231,600	(486)	(498)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	231,000	(485)	(536)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	52,900	(387)	(99)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	52,900	(363)	(261)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	102,400	(1,755)	(1,225)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	33,200	(333)	(819)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	28,100	(342)	(119)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	35,400	(399)	(75)

							$(7,309)	$(5,377)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$44,000	$(53)	$(2)

Total Written Options						$(10,091)	$(6,801)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	3.392%		$2,400	$(34)	$22	$0	$(12)
	Italy Government International Bond	1.000	06/20/2019	1.134		200	(4)	3	0	(1)
	Republic of Korea	1.000	09/20/2022	0.673		700	10	6	16	0
BPS	Republic of Korea	1.000	09/20/2022	0.673		300	5	2	7	0
BRC	Brazil Government International Bond	1.000	06/20/2016	0.976		900	(1)	1	0	0
	General Electric Capital Corp.	1.000	09/20/2016	0.181		800	9	(1)	8	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472		500	(8)	11	3	0
	Russia Government International Bond	1.000	09/20/2015	2.462		200	(2)	1	0	(1)
CBK	China Government International Bond	1.000	12/20/2019	0.787		7,000	56	10	66	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		2,500	(30)	17	0	(13)
	Russia Government International Bond	1.000	09/20/2015	2.462		2,300	(27)	20	0	(7)
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.207		400	6	(2)	4	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		400	(1)	1	0	0
	China Government International Bond	1.000	12/20/2019	0.787		4,000	28	10	38	0
	Export-Import Bank of China	1.000	06/20/2017	0.454		100	(4)	5	1	0
	Italy Government International Bond	1.000	03/20/2019	1.096		1,800	(29)	23	0	(6)
	Italy Government International Bond	1.000	06/20/2019	1.134		800	(14)	10	0	(4)
	Italy Government International Bond	1.000	09/20/2019	1.166		200	0	(1)	0	(1)
	JPMorgan Chase & Co.	1.000	09/20/2016	0.287		800	10	(3)	7	0
	Mexico Government International Bond	1.000	03/20/2016	0.461		800	(6)	9	3	0
	Mexico Government International Bond	1.000	06/20/2016	0.527		1,900	5	4	9	0
	Russia Government International Bond	1.000	09/20/2015	2.462		200	(2)	1	0	(1)
	Spain Government International Bond	1.000	06/20/2019	0.891		7,500	0	33	33	0
FBF	Brazil Government International Bond	1.000	06/20/2016	0.976		1,700	(2)	3	1	0
	Dell, Inc.	1.000	12/20/2019	1.986		5,000	(244)	51	0	(193)
GST	Brazil Government International Bond	1.000	12/20/2019	2.391		1,300	(40)	(35)	0	(75)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		600	(8)	5	0	(3)
	Japan Government International Bond	1.000	12/20/2015	0.083		1,400	(13)	20	7	0
	Mexico Government International Bond	1.000	06/20/2016	0.527		3,600	(122)	140	18	0
	Novo Banco S.A.	5.000	12/20/2015	3.279	EUR	1,300	0	14	14	0
	Spain Government International Bond	1.000	06/20/2019	0.891		$3,400	2	13	15	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841		600	(6)	6	0	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		5,300	(142)	145	3	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472		200	(3)	4	1	0
	Italy Government International Bond	1.000	03/20/2019	1.096		1,800	(30)	24	0	(6)
	Italy Government International Bond	1.000	06/20/2019	1.134		200	(1)	0	0	(1)
	Mexico Government International Bond	1.000	12/20/2018	0.994		3,500	(9)	11	2	0
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841		100	(1)	1	0	0
	China Government International Bond	1.000	12/20/2019	0.787		17,200	119	44	163	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2015	3.393		3,700	(219)	178	0	(41)
	Spain Government International Bond	1.000	06/20/2019	0.891		4,000	(2)	20	18	0
MYC	Indonesia Government International Bond	1.000	09/20/2016	0.488		1,600	(122)	132	10	0
	Italy Government International Bond	1.000	03/20/2019	1.096		1,000	(17)	14	0	(3)
	Mexico Government International Bond	1.000	03/20/2016	0.461		1,400	(9)	15	6	0
	Republic of Korea	1.000	09/20/2022	0.673		100	2	0	2	0
	Spain Government International Bond	1.000	06/20/2019	0.891		1,500	3	4	7	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		500	(5)	5	0	0

							$(902)	$996	$462	$(368)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$801	$(158)	$8	$0	$(150)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(5)	75	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	700	93	(5)	88	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	386	0	5	5	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	675	0	8	8	0

					$15	$11	$176	$(150)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	485	$0	$28	$28	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		100	1	(11)	0	(10)
	Pay	1-Month GBP-UKRPI	3.353	04/02/2045		1,000	0	(97)	0	(97)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	8,400	(17)	(4)	0	(21)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		15,500	18	(25)	0	(7)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		44,500	117	37	154	0
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,200	(10)	185	175	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	240	2	12	14	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	86,600	(165)	(946)	0	(1,111)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		69,100	31	(204)	0	(173)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		31,200	(5)	(10)	0	(15)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	9,200	(1)	182	181	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	5,500	2	(4)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,900	(3)	107	104	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	39,200	126	(391)	0	(265)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		8,300	1	(22)	0	(21)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		53,000	5	(31)	0	(26)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		28,800	69	30	99	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	(1)	0	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		310	0	19	19	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		128	0	(1)	0	(1)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		200	2	7	9	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	8,300	34	(90)	0	(56)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,800	34	10	44	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,460	0	(135)	0	(135)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	28,600	(8)	(6)	0	(14)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	15,900	(52)	327	275	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,400	(2)	470	468	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		31,800	(3)	302	299	0
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	500	(1)	0	0	(1)
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	28,400	(34)	(37)	0	(71)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		83,100	(28)	(13)	0	(41)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		32,700	80	33	113	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	200	1	8	9	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		250	0	15	15	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	25,300	(14)	2	0	(12)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		8,100	28	(83)	0	(55)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		20,800	40	(92)	0	(52)

							$249	$(428)	$2,007	$(2,186)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	174,521	3-Month USD-LIBOR plus a specified spread	05/31/2016	$673,415		$(8,232)	$0	$(8,232)

Total Swap Agreements							$(638)	$(7,653)	$2,645	$(10,936)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $18,413 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,754	$0	$4,754
Corporate Bonds & Notes
Banking & Finance	0	168,945	0	168,945
Industrials	0	53,186	0	53,186
Utilities	0	45,627	0	45,627
Municipal Bonds & Notes
California	0	3,255	0	3,255
Illinois	0	580	0	580
Iowa	0	571	0	571
Nevada	0	137	0	137
New Jersey	0	1,354	0	1,354
New York	0	6,790	0	6,790
North Carolina	0	224	0	224
Ohio	0	2,037	0	2,037
West Virginia	0	442	0	442
U.S. Government Agencies	0	88,569	0	88,569
U.S. Treasury Obligations	0	201,024	0	201,024
Mortgage-Backed Securities	0	63,756	0	63,756
Asset-Backed Securities	0	90,986	0	90,986
Sovereign Issues	0	182,105	0	182,105
Convertible Preferred Securities
Banking & Finance	0	7,580	0	7,580
Preferred Securities
Banking & Finance	1,687	0	0	1,687
Short-Term Instruments
Certificates of Deposit	0	26,994	0	26,994
Repurchase Agreements	0	19,282	0	19,282
Japan Treasury Bills	0	162,039	0	162,039
U.S. Treasury Bills	0	12,926	0	12,926
	$1,687	$1,143,163	$0	$1,144,850

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$520,686	$0	$0	$520,686

Total Investments	$522,373	$1,143,163	$0	$1,665,536

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(268,092)	0	(268,092)
U.S. Treasury Obligations	0	(1)	0	(1)
	$0	$(268,093)	$0	$(268,093)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,909	2,177	0	4,086
Over the counter	0	22,710	0	22,710
	$1,909	$24,887	$0	$26,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(560)	(1,441)	0	(2,001)
Over the counter	(27)	(30,928)	0	(30,955)

	$(587)	$(32,369)	$0	$(32,956)

Totals	$523,695	$867,588	$0	$1,391,283

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (Unhedged)

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.4%
BANK LOAN OBLIGATIONS 0.4%
Community Health Systems, Inc.
3.534% due 12/31/2018		$595	$596
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		950	952
HCA, Inc.
2.937% due 03/31/2017		2,871	2,873

Total Bank Loan Obligations (Cost $4,406)			4,421

CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 12.8%
American Honda Finance Corp.
0.771% due 10/07/2016		3,200	3,213
ASIF
3.000% due 02/17/2017	EUR	200	230
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$3,600	3,879
Banco del Estado de Chile
4.125% due 10/07/2020		2,000	2,122
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	800	994
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	304
4.625% due 02/13/2017		5,000	5,162
Banco Santander Chile
1.875% due 01/19/2016		1,000	1,003
Banco Santander S.A.
6.250% due 09/11/2021 (f)	EUR	600	652
Bank of America Corp.
1.154% due 04/01/2019		$1,500	1,504
2.650% due 04/01/2019		6,700	6,781
3.750% due 07/12/2016		2,800	2,871
5.650% due 05/01/2018		1,200	1,318
6.100% due 03/17/2025 (f)		400	396
6.875% due 04/25/2018		7,300	8,248
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (f)		2,700	2,683
Bankia S.A.
3.500% due 01/17/2019	EUR	400	465
Barclays Bank PLC
10.179% due 06/12/2021		$11,400	15,139
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	205
6.500% due 03/10/2021		200	217
6.750% due 09/30/2022		2,200	2,428
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,704
Caixa Economica Federal
4.250% due 05/13/2019		$800	795
Citigroup, Inc.
0.551% due 06/09/2016		7,900	7,866
0.954% due 11/15/2016		7,000	7,014
5.950% due 05/15/2025 (f)		900	870
Credit Agricole S.A.
6.500% due 06/23/2021 (f)	EUR	1,100	1,236
7.875% due 01/23/2024 (f)		$200	205
8.125% due 09/19/2033		400	442
Deutsche Bank AG
0.754% due 05/30/2017		1,600	1,591
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,104
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		3,100	3,104
2.500% due 01/15/2016		2,500	2,520
5.625% due 09/15/2015		2,000	2,018
8.000% due 12/15/2016		200	218
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,823
2.750% due 05/15/2016		2,000	2,024
HBOS PLC
0.982% due 09/30/2016		3,000	3,000
International Lease Finance Corp.
6.750% due 09/01/2016		100	105

Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,800	4,837
JPMorgan Chase & Co.
0.902% due 02/26/2016		4,900	4,907
3.150% due 07/05/2016		2,100	2,143
3.450% due 03/01/2016		200	203
5.300% due 05/01/2020 (f)		2,900	2,886
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		200	288
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	200	325
Morgan Stanley
3.800% due 04/29/2016		$1,200	1,227
MUFG Union Bank N.A.
0.679% due 05/05/2017		3,700	3,696
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	182
Novo Banco S.A.
5.000% due 05/23/2019		100	114
NRAM PLC
5.625% due 06/22/2017		$500	546
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	28,900	4,348
2.000% due 01/01/2016		3,400	514
2.000% due 04/01/2016		7,300	1,108
Prudential Covered Trust
2.997% due 09/30/2015		$5,600	5,630
Qatari Diar Finance Co.
3.500% due 07/21/2015		100	100
Rabobank Group
6.875% due 03/19/2020	EUR	2,000	2,631
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	31,400	4,746
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		$200	236
State Bank of India
4.500% due 07/27/2015		1,000	1,002
Stone Street Trust
5.902% due 12/15/2015		300	306
Wells Fargo & Co.
0.736% due 04/22/2019		10,200	10,171

			158,599

INDUSTRIALS 4.9%
AbbVie, Inc.
1.040% due 11/06/2015		1,000	1,002
1.200% due 11/06/2015		8,700	8,709
1.800% due 05/14/2018		500	498
2.500% due 05/14/2020		200	198
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	99
Actavis Funding SCS
1.543% due 03/12/2020		900	911
3.450% due 03/15/2022		1,000	991
ArcelorMittal
4.500% due 08/05/2015		500	500
Asciano Finance Ltd.
5.000% due 04/07/2018		500	536
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,578
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	347
Daimler Finance North America LLC
0.632% due 03/10/2017		5,900	5,900
Enbridge, Inc.
0.934% due 10/01/2016		2,600	2,597
GTL Trade Finance, Inc.
7.250% due 10/20/2017		600	652
HCA, Inc.
3.750% due 03/15/2019		3,900	3,939
HJ Heinz Co.
1.600% due 06/30/2017 (a)		200	200
2.000% due 07/02/2018 (a)		300	300
2.800% due 07/02/2020 (a)		100	100
3.500% due 07/15/2022 (a)		100	100
3.950% due 07/15/2025 (a)		100	101
5.000% due 07/15/2035 (a)		100	102
5.200% due 07/15/2045 (a)		100	103
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		100	101
Kroger Co.
0.804% due 10/17/2016		3,300	3,302
PepsiCo, Inc.
0.478% due 07/30/2015		9,000	9,001

QUALCOMM, Inc.
4.650% due 05/20/2035		200	194
4.800% due 05/20/2045		300	287
Reynolds American, Inc.
1.050% due 10/30/2015		1,100	1,096
Rohm & Haas Co.
6.000% due 09/15/2017		29	32
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	604
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	4,590	5,527
Volkswagen International Finance NV
0.606% due 11/18/2015		$8,200	8,209
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		1,400	1,401

			60,513

UTILITIES 2.0%
AT&T, Inc.
1.212% due 06/30/2020		500	502
2.450% due 06/30/2020		100	98
3.000% due 06/30/2022		700	676
3.400% due 05/15/2025		400	381
4.500% due 05/15/2035		100	92
4.750% due 05/15/2046		100	91
BellSouth Corp.
4.821% due 04/26/2021		4,400	4,527
Majapahit Holding BV
7.750% due 01/20/2020		200	232
Petrobras Global Finance BV
1.896% due 05/20/2016		600	593
2.415% due 01/15/2019		3,500	3,244
2.643% due 03/17/2017		400	393
3.163% due 03/17/2020		700	668
4.375% due 05/20/2023		800	699
5.750% due 01/20/2020		500	497
Shell International Finance BV
0.484% due 11/15/2016		2,400	2,405
Verizon Communications, Inc.
1.816% due 09/15/2016		3,100	3,139
2.036% due 09/14/2018		3,500	3,624
2.500% due 09/15/2016		686	697
3.650% due 09/14/2018		2,300	2,418

			24,976

Total Corporate Bonds & Notes (Cost $244,016)			244,088

MUNICIPAL BONDS & NOTES 0.9%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		1,000	1,147

CALIFORNIA 0.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	136
6.918% due 04/01/2040		900	1,170
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	139
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		1,600	2,061
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		1,400	1,590
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,173
5.813% due 06/01/2040		1,300	1,534
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		200	223

			8,026

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		100	115

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		100	116

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		1,000	1,355

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	112

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	112

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	85

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	127

Total Municipal Bonds & Notes (Cost $9,533)		11,195

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.537% due 07/25/2037	43	43
0.567% due 07/25/2037	47	48
0.587% due 09/25/2035	74	75
0.597% due 09/25/2035	118	119
0.907% due 06/25/2037	189	193
0.917% due 06/25/2040	279	284
2.310% due 08/01/2022	100	100
4.000% due 07/01/2019 - 04/25/2042	7,653	8,107
4.500% due 07/01/2018 - 10/01/2041	6,348	6,860
5.000% due 01/01/2028 - 09/01/2041	6,835	7,569
5.500% due 02/01/2018 - 09/01/2041	11,123	12,498
6.000% due 07/01/2036 - 05/01/2041	3,118	3,548
6.500% due 10/01/2035	42	48
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	523	522
Freddie Mac
0.756% due 06/15/2041	1,066	1,080
0.886% due 08/15/2037	152	154
0.896% due 10/15/2037	31	32
0.906% due 05/15/2037 - 09/15/2037	182	186
4.000% due 06/15/2038 - 07/15/2042	2,250	2,419
4.500% due 07/01/2045 - 08/01/2045	12,000	12,945
5.000% due 03/01/2038	3,071	3,382
5.500% due 07/01/2028 - 07/01/2038	424	476
Ginnie Mae
0.700% due 11/20/2062	5,001	5,026
3.500% due 07/01/2045	15,900	16,462
5.000% due 08/15/2038 - 05/15/2039	1,066	1,184
6.000% due 08/15/2037	130	149
Small Business Administration
4.430% due 05/01/2029	161	175
5.290% due 12/01/2027	35	38
5.490% due 03/01/2028	298	330
6.220% due 12/01/2028	40	45

Total U.S. Government Agencies (Cost $82,909)		84,097

U.S. TREASURY OBLIGATIONS 14.0%
U.S. Treasury Bonds
3.000% due 11/15/2044 (l)	1,050	1,022
3.125% due 08/15/2044	9,500	9,472
4.250% due 05/15/2039 (l)	4,000	4,809
4.500% due 08/15/2039 (l)	6,000	7,483
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	6,585	6,524
0.125% due 07/15/2022 (j)	26,131	25,921
0.125% due 01/15/2023 (j)	2,767	2,717
0.125% due 07/15/2024	11,658	11,358
0.250% due 01/15/2025	17,180	16,830
0.375% due 07/15/2023 (j)	7,320	7,340
1.750% due 01/15/2028	3,614	4,084
2.000% due 01/15/2026	715	820
2.375% due 01/15/2025	16,316	19,170
2.375% due 01/15/2027	12,535	14,964
2.500% due 01/15/2029	6,832	8,402
3.625% due 04/15/2028	293	398
U.S. Treasury Notes
2.125% due 05/15/2025	9,800	9,607
2.375% due 08/15/2024 (j)(l)	22,900	22,991

Total U.S. Treasury Obligations (Cost $177,926)		173,912

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		62	62
5.749% due 06/10/2049		600	634
BCAP LLC Trust
4.468% due 03/27/2037		1,381	921
Bear Stearns ALT-A Trust
0.347% due 02/25/2034		122	112
0.357% due 04/25/2037		3,091	2,246
ChaseFlex Trust
0.487% due 07/25/2037		1,452	1,255
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.417% due 07/25/2036		2,460	2,235
Countrywide Alternative Loan Trust
0.347% due 02/25/2047		115	99
0.367% due 05/25/2047		802	683
0.537% due 05/25/2037 ^		6,974	4,266
1.158% due 02/25/2036		65	59
Countrywide Home Loan Mortgage Pass-Through Trust
2.429% due 11/25/2034		40	38
2.494% due 02/20/2035		60	59
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		3,769	3,916
DBRR Trust
0.853% due 02/25/2045		95	94
Eddystone Finance PLC
1.094% due 04/19/2021	GBP	1,828	2,825
First Horizon Mortgage Pass-Through Trust
2.563% due 11/25/2037 ^		$3,094	2,754
Granite Master Issuer PLC
0.157% due 12/20/2054	EUR	508	564
0.217% due 12/20/2054		188	209
0.447% due 12/20/2054		$221	221
0.750% due 12/20/2054	GBP	2,226	3,484
0.830% due 12/20/2054		1,015	1,591
Granite Mortgages PLC
0.382% due 01/20/2044	EUR	9	10
0.892% due 03/20/2044	GBP	398	623
0.892% due 06/20/2044		365	571
0.949% due 01/20/2044		9	15
0.952% due 09/20/2044		37	57
GSR Mortgage Loan Trust
2.703% due 09/25/2035		$672	680
4.947% due 11/25/2035		15	15
6.000% due 03/25/2037 ^		20	19
Indus Eclipse PLC
0.741% due 01/25/2020	GBP	288	448
IndyMac Mortgage Loan Trust
0.387% due 11/25/2046		$7,582	5,373
0.457% due 10/25/2036		1,678	1,131
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		575	601
5.420% due 01/15/2049		280	293
JPMorgan Mortgage Trust
2.594% due 02/25/2035		6	6
2.631% due 08/25/2034		243	245
2.642% due 07/25/2035		4,885	4,853
5.750% due 01/25/2036 ^		15	14
LB Commercial Mortgage Trust
6.056% due 07/15/2044		4,439	4,791
Leek Finance PLC
0.852% due 12/21/2037	GBP	1,268	2,077
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036		$18	17
0.437% due 11/25/2035		28	26
4.612% due 09/25/2035 ^		436	397
Morgan Stanley Capital Trust
5.439% due 02/12/2044		188	188
5.610% due 04/15/2049		74	75
Nomura Asset Acceptance Corp Alternative Loan Trust
4.976% due 05/25/2035		26	24
Residential Accredit Loans, Inc. Trust
0.372% due 08/25/2036		1,173	935
1.518% due 09/25/2045		119	103
5.500% due 01/25/2035		4,816	4,899
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037		71	53
0.438% due 07/19/2035		25	24
WaMu Mortgage Pass-Through Certificates Trust
0.888% due 01/25/2047		39	36
1.158% due 02/25/2046		235	218
1.358% due 11/25/2042		147	138
2.254% due 08/25/2046 ^		6,809	5,812

Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		22	23
2.617% due 11/25/2034		459	460
2.683% due 07/25/2036 ^		1,397	1,378

Total Mortgage-Backed Securities (Cost $64,333)			64,955

ASSET-BACKED SECURITIES 4.7%
ACE Securities Corp Home Equity Loan Trust
3.187% due 08/25/2040 ^		3,142	2,725
Asset-Backed Securities Corp. Home Equity Loan Trust
0.827% due 07/25/2035		300	274
Bear Stearns Asset-Backed Securities Trust
0.347% due 08/25/2036		1,815	1,585
BNC Mortgage Loan Trust
0.287% due 05/25/2037		29	28
Boyne Valley BV
0.370% due 02/12/2022	EUR	44	50
Citigroup Mortgage Loan Trust, Inc.
0.347% due 09/25/2036		$11,195	8,164
Cornerstone CLO Ltd.
0.495% due 07/15/2021		1,852	1,832
Countrywide Asset-Backed Certificates
0.427% due 03/25/2036		1,291	1,155
0.897% due 12/25/2035		2,800	2,167
Duane Street CLO Ltd.
0.526% due 01/11/2021		1,252	1,247
First Franklin Mortgage Loan Trust
0.677% due 09/25/2035		955	933
Goldentree Loan Opportunities Ltd.
1.574% due 04/17/2022		10,000	10,015
GSAMP Trust
0.257% due 12/25/2036		27	15
Hillmark Funding Ltd.
0.531% due 05/21/2021		557	550
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	108	121
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		$1,900	1,898
MASTR Asset-Backed Securities Trust
0.237% due 01/25/2037		35	16
Merrill Lynch Mortgage Investors Trust
0.337% due 08/25/2037		9,506	5,726
Residential Asset Securities Corp. Trust
0.667% due 01/25/2036		10,000	7,235
RMF Euro CDO PLC
0.345% due 09/11/2022	EUR	117	131
SG Mortgage Securities Trust
0.367% due 02/25/2036		$12,016	7,753
Skellig Rock BV
0.269% due 11/30/2022	EUR	70	77
SLM Private Education Loan Trust
1.286% due 08/15/2023		$2,102	2,108
3.436% due 05/16/2044		265	277
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	737	810
Soundview Home Loan Trust
0.267% due 06/25/2037		$16	10
Venture CDO Ltd.
0.496% due 07/22/2021		497	490
Wells Fargo Home Equity Asset-Backed Securities Trust
0.777% due 11/25/2035		1,000	911

Total Asset-Backed Securities (Cost $56,605)			58,303

SOVEREIGN ISSUES 11.6%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	27,200	8,173
0.000% due 04/01/2016 (d)		35,900	10,440
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		15,300	4,439
10.000% due 01/01/2025		112,100	31,211
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,346
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025 (h)	EUR	5,500	5,701
3.750% due 09/01/2024		20,700	25,866
4.000% due 02/01/2037		7,000	8,761
4.750% due 09/01/2044		2,250	3,161
5.000% due 09/01/2040		3,350	4,799
Korea Development Bank
3.250% due 09/20/2016		$100	102
3.500% due 08/22/2017		300	312
4.375% due 08/10/2015		200	201
Mexico Government International Bond
4.750% due 06/14/2018	MXN	24,300	1,554

Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,802
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	100	50
3.000% due 02/24/2024		100	48
3.000% due 02/24/2025		100	47
3.000% due 02/24/2026		100	45
3.000% due 02/24/2027		100	45
3.000% due 02/24/2028		100	44
3.000% due 02/24/2029		100	44
3.000% due 02/24/2030		100	44
3.000% due 02/24/2031		100	43
3.000% due 02/24/2032		100	43
3.000% due 02/24/2033		100	42
3.000% due 02/24/2034		100	43
3.000% due 02/24/2035		100	42
3.000% due 02/24/2036		100	43
3.000% due 02/24/2037		100	43
3.000% due 02/24/2038		100	43
3.000% due 02/24/2039		100	42
3.000% due 02/24/2040		100	43
3.000% due 02/24/2041		100	43
3.000% due 02/24/2042		100	43
3.800% due 08/08/2017	JPY	390,000	1,785
4.750% due 04/17/2019	EUR	1,700	1,063
Slovenia Government International Bond
4.125% due 02/18/2019		$800	834
5.250% due 02/18/2024		1,500	1,642
5.850% due 05/10/2023		600	682
Spain Government International Bond
1.600% due 04/30/2025	EUR	1,100	1,156
4.400% due 10/31/2023		18,000	23,594
5.150% due 10/31/2044		2,150	3,207

Total Sovereign Issues (Cost $150,975)			143,711

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.1%
CERTIFICATES OF DEPOSIT 0.4%
Credit Suisse 0.689% due 12/07/2015		$4,900	4,902

REPURCHASE AGREEMENTS (g) 0.5%			5,743

JAPAN TREASURY BILLS 10.1%
0.000% due 07/21/2015 - 09/24/2015 (c)(d)	JPY	15,270,000	124,777

U.S. TREASURY BILLS 0.1%
0.031% due 09/03/2015 - 11/12/2015 (c)(j)(l)		$1,208	1,208

Total Short-Term Instruments (Cost $138,083)			136,630

Total Investments in Securities (Cost $928,786)			921,312

	SHARES
INVESTMENTS IN AFFILIATES 34.6%
SHORT-TERM INSTRUMENTS 34.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 34.6%
PIMCO Short-Term Floating NAV Portfolio III		43,296,951	429,419

Total Short-Term Instruments (Cost $429,460)			429,419

Total Investments in Affiliates (Cost $429,460)			429,419

Total Investments 109.0% (Cost $1,358,246)			$1,350,731
Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $(3,580))			1,119
Other Assets and Liabilities, net (9.1%)			(112,526)

Net Assets 100.0%			$1,239,324

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.050%	05/19/2015	12/31/2015	EUR	5,151	Italy Buoni Poliennali Del Tesoro 4.000% due 02/01/2037	$6,028	$5,743	$5,743

Total Repurchase Agreements							$6,028	$5,743	$5,743

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.270)%	05/18/2015	07/23/2015	EUR	(5,152)	$(5,743)

Total Reverse Repurchase Agreements						$(5,743)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $3,528 at a weighted average interest rate of (1.651%).

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$32,500	$(32,572)	$(32,305)
Fannie Mae	3.500	07/01/2045	28,500	(29,579)	(29,317)
Fannie Mae	3.500	08/01/2045	16,000	(16,385)	(16,416)
Fannie Mae	4.000	07/01/2045	42,200	(44,963)	(44,655)
Fannie Mae	4.000	08/01/2045	89,000	(93,977)	(93,969)

Total Short Sales				$(217,476)	$(216,662)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $5,494 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	738	$529	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	913	(953)	23	0
90-Day Eurodollar June Futures	Short	06/2016	26	(11)	0	0
90-Day Eurodollar March Futures	Short	03/2016	226	(104)	3	0
90-Day Eurodollar September Futures	Short	09/2015	198	(80)	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	4	(1)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	125	(97)	0	(240)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	121	(573)	109	(332)
Mini MSCI EAFE Index September Futures	Long	09/2015	210	(896)	0	(54)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	2,006	(1,725)	1	(63)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	27	(73)	0	(2)

Total Futures Contracts				$(3,984)	$136	$(693)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$113,355	$7,220	$(810)	$573	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	35,000	476	(60)	32	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	173,900	2,519	(598)	173	0

				$10,215	$(1,468)	$778	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$310,200	$(437)	$(142)	$21	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		132,200	(872)	(485)	8	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		355,200	(767)	(316)	17	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		605,500	(3,578)	(827)	131	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		273,300	1,149	(190)	16	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		14,400	123	(39)	9	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		19,100	982	75	75	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	89,150	4,426	5,758	0	(1,028)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,100	(31)	4	0	(36)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		14,200	(198)	(59)	0	(165)
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	14,200	20	(8)	1	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		1,800	2	0	0	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		33,000	56	(15)	3	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		75,800	(25)	45	25	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		214,200	54	49	75	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		117,900	(34)	(20)	53	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		76,800	(27)	(27)	35	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		31,000	(8)	(8)	14	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		32,800	(18)	(18)	15	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		199,800	(231)	(120)	91	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		100	0	0	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		18,800	(25)	(41)	12	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		67,700	(155)	(155)	45	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		110,000	(236)	(241)	74	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		17,800	16	13	12	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		103,200	2	2	72	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		32,200	(3)	(3)	12	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		91,700	61	61	64	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		38,300	(8)	(26)	34	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		23,100	(26)	(9)	25	0

						$212	$3,258	$939	$(1,229)

Total Swap Agreements						$10,427	$1,790	$1,717	$(1,229)

(4)	Unsettled variation margin asset of $82 and liability of $(34) for closed swap agreements is outstanding at period end.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	4,939,506	$	4,446	$27	$0
	07/2015	MXN	174,072		11,356	284	0
	07/2015		$2,225	KRW	2,469,753	0	(11)
	08/2015	SEK	1,105	$	132	0	(1)
	05/2016	BRL	32,419		9,244	0	(182)
	06/2016	EUR	13,640		18,675	3,358	0
	06/2016		$14,953	EUR	13,640	499	(135)
BPS	07/2015	BRL	17,149	$	5,525	9	0
	07/2015	CAD	176		141	0	0
	07/2015	DKK	1,540		224	0	(6)
	07/2015	JPY	12,874,115		106,490	1,724	(441)
	07/2015		$5,527	BRL	17,148	0	(12)
	07/2015		4,319	JPY	540,800	100	0
	08/2015		5,463	BRL	17,148	0	(11)
	09/2015	JPY	5,350,000	$	43,424	0	(340)
	01/2016	DKK	8,800		1,369	47	0
	04/2016	BRL	35,900		10,042	0	(489)
BRC	07/2015	ZAR	1,161		95	0	0
	06/2016	EUR	2,579		3,546	649	0
CBK	07/2015	BRL	47,790		14,839	0	(532)
	07/2015		$15,403	BRL	47,790	0	(32)
	07/2015		1,089	EUR	970	0	(8)
	07/2015		402	MXN	6,205	0	(8)
	09/2015	JPY	2,710,000	$	21,981	0	(183)
	09/2015		$14,160	MXN	223,856	0	(7)
DUB	07/2015	BRL	15,532	$	5,006	10	0
	07/2015	KRW	12,634,869		11,667	389	0
	07/2015		$5,725	BRL	15,532	0	(729)
	08/2015	CHF	1,236	$	1,349	25	0
	10/2015	DKK	3,069		475	15	0
	01/2016	BRL	27,200		7,958	0	(252)
	01/2016	DKK	20,605		3,180	85	0
	06/2016	EUR	1,596		2,131	349	(10)
	06/2016		$2,157	EUR	1,596	0	(365)
FBF	07/2015		463	MXN	7,100	0	(12)
GLM	07/2015	BRL	47,790	$	15,403	32	0
	07/2015	INR	74,131	EUR	1,040	0	(5)
	07/2015		$14,946	BRL	47,790	425	0
	07/2015		48,227	JPY	5,965,315	516	0
	07/2015		5,630	MXN	85,855	0	(170)
	08/2015	EUR	1,221	$	1,367	5	0
	08/2015	JPY	5,544,815		44,825	0	(499)
	08/2015		$1,986	CHF	1,853	0	(1)
	10/2015	DKK	7,875	$	1,218	39	0
	01/2016		6,243		969	31	0
	07/2016	BRL	47,790		13,336	0	(301)
HUS	07/2015	MXN	15,177		986	21	0
	07/2015	SGD	25,455		18,909	16	0
	10/2015	DKK	5,215		810	28	0
JPM	07/2015	CAD	2,955		2,366	0	0
	07/2015	EUR	8,620		9,588	0	(22)
	07/2015	INR	78,907	EUR	1,107	0	(5)
	07/2015		$4,111		3,633	0	(61)
	07/2015		1,451	GBP	919	0	(7)
	08/2015	SEK	3,700	$	442	0	(5)
	10/2015	DKK	13,266		2,032	45	(1)
	05/2016	BRL	44,307		12,569	0	(314)
MSB	07/2015		9,807		3,161	7	0
	07/2015	GBP	7,600		11,648	0	(293)
	07/2015		$3,045	BRL	9,807	110	0
	08/2015	SAR	1,872	$	499	0	(1)
	08/2015		$498	SAR	1,872	1	0
	05/2016	BRL	10,886	$	3,090	0	(76)
	06/2016	EUR	3,621		4,980	914	0
	06/2016		$3,939	EUR	3,621	127	0
NAB	06/2016	EUR	7,878	$	10,817	1,969	0
	06/2016		$4,226	EUR	3,899	154	0
	07/2016	EUR	7,277	$	9,872	1,687	0
	07/2016		$7,999	EUR	7,277	185	0
NGF	07/2015		22,893	MXN	353,904	0	(384)
RBC	07/2015		322		4,889	0	(11)
SCX	07/2015	EUR	2,147	INR	153,038	11	0
	07/2015	KRW	8,309,644	$	7,468	51	0
	07/2015	MXN	215,596		13,830	118	0
	07/2015		$133,357	EUR	119,010	0	(679)
	08/2015	EUR	119,010	$	133,414	679	0
	09/2015	HKD	4,528		584	0	0
	09/2015		$13,749	MXN	215,596	0	(118)
TDM	07/2015	BRL	8,191	$	2,641	7	0
	07/2015		$2,640	BRL	8,190	0	(5)
UAG	07/2015	EUR	131,428	$	143,384	7	(3,146)
	07/2015	JPY	842,000		6,809	0	(71)
	07/2015	MXN	56,602		3,692	92	0
	07/2015		$18,575	EUR	16,435	0	(252)
	07/2015		226	MXN	3,494	0	(3)
	08/2015	EUR	979	$	1,098	6	0
	08/2015		$999	EUR	900	4	0
	01/2016	DKK	7,610	$	1,116	0	(27)

Total Forward Foreign Currency Contracts						$14,857	$(10,223)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	5,700	$109	$112
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		$355	8	1
	Call - OTC USD versus CNH		7.500	02/02/2016		355	2	0
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		12,621	135	135
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		5,850	104	9
	Put - OTC USD versus BRL		3.000	07/09/2015		5,950	104	5
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		4,400	9	1
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		327	31	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		327	31	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		327	31	3
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		7,186	194	33
	Call - OTC USD versus CNH		7.400	02/02/2016		7,186	43	3
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		6,000	105	3
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		1,400	4	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		6,832	144	21
	Call - OTC USD versus CNH		7.500	02/02/2016		6,832	38	2

							$1,092	$329

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$27,600	$31	$35
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	17,400	19	22
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	123,600	137	159
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	21,900	1,092	1,094
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	16,800	839	865
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	33,300	253	24
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	173,000	192	218
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	86,300	86	109
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	106,200	117	135
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	198,600	467	431
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	193,300	502	443

							$3,735	$3,535

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$17,800	$43	$3

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 08/01/2045	$115.719	08/06/2015	$81,000	$3	$0

Total Purchased Options					$4,873	$3,867

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	8,900	$(19)	$(18)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		6,300	(9)	(13)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		9,000	(13)	(19)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		8,400	(11)	(17)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		15,300	(22)	(31)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		11,700	(20)	(21)

							$(94)	$(119)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	7,997	$(116)	$(19)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	16,100	(125)	(110)
	Call - OTC EUR versus USD		1.150	08/10/2015		16,100	(218)	(107)
	Put - OTC EUR versus USD		1.050	09/28/2015		5,700	(41)	(44)
	Put - OTC EUR versus USD		1.075	09/28/2015		5,700	(68)	(72)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$650	(14)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	11,633	(91)	(134)
	Call - OTC EUR versus AUD		1.490	09/28/2015		11,633	(174)	(162)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$710	(7)	(1)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		18,932	(116)	(95)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	14,952	(76)	(27)
	Call - OTC CAD versus MXN		13.000	08/04/2015		6,955	(93)	(16)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$11,700	(107)	(1)
	Put - OTC USD versus BRL		2.910	07/09/2015		11,900	(110)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		3,523	(78)	(10)
GLM	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		16,600	(93)	(93)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,173	(134)	(68)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		14,373	(152)	(14)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		12,000	(103)	(1)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		13,663	(125)	(11)

							$(2,041)	$(988)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$ 1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	(1)
	Floor- OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$3,400	$(7)	$(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	9,300	(101)	(57)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	17,800	(216)	(170)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	18,500	(338)	(255)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	22,300	(460)	(288)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	29,800	(518)	(376)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	7,800	(252)	(22)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	11,500	(34)	(38)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	35,600	(503)	(340)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	195,200	(410)	(420)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	193,300	(406)	(449)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	41,300	(302)	(77)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	41,300	(283)	(204)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	92,100	(1,579)	(1,102)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	25,800	(259)	(636)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	26,900	(327)	(114)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	23,000	(259)	(49)

							$(6,254)	$(4,604)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$35,600	$(43)	$(2)

Total Written Options						$(8,471)	$(5,715)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	1.302%	$12,500	$(145)	$93	$0	$(52)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	3,200	(46)	29	0	(17)
	General Electric Capital Corp.	1.000	12/20/2015	0.121	400	(8)	10	2	0
	General Electric Capital Corp.	1.000	09/20/2016	0.181	3,000	(70)	101	31	0
	Italy Government International Bond	1.000	06/20/2019	1.134	300	(5)	4	0	(1)
	Italy Government International Bond	1.000	09/20/2019	1.166	100	0	(1)	0	(1)
	MetLife, Inc.	1.000	12/20/2015	0.112	500	(24)	26	2	0
	Prudential Financial, Inc.	1.000	12/20/2015	0.111	300	(9)	10	1	0
BRC	Brazil Government International Bond	1.000	09/20/2015	0.841	1,000	(8)	9	1	0
	Brazil Government International Bond	1.000	12/20/2015	0.841	1,300	(7)	8	1	0
	General Electric Capital Corp.	1.000	06/20/2016	0.158	2,700	40	(17)	23	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	700	(12)	16	4	0
	Mexico Government International Bond	1.000	09/20/2015	0.461	1,000	(8)	9	1	0
	Russia Government International Bond	1.000	09/20/2015	2.462	500	(6)	4	0	(2)
CBK	Berkshire Hathaway Finance Corp.	1.000	09/20/2016	0.207	1,200	(9)	21	12	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	2,000	(6)	7	1	0
	Dell, Inc.	1.000	12/20/2019	1.986	3,000	(225)	101	0	(124)
	Indonesia Government International Bond	1.000	06/20/2016	0.472	100	(2)	3	1	0
	Italy Government International Bond	1.000	12/20/2019	1.205	3,000	(23)	(2)	0	(25)
	MetLife, Inc.	1.000	12/20/2015	0.112	400	(15)	17	2	0
	Mexico Government International Bond	1.000	06/20/2016	0.527	3,300	0	16	16	0
	Russia Government International Bond	1.000	09/20/2015	2.462	2,500	(29)	21	0	(8)
DUB	China Government International Bond	1.000	12/20/2019	0.787	6,400	45	16	61	0
	Italy Government International Bond	1.000	03/20/2019	1.096	2,200	(36)	29	0	(7)
	Italy Government International Bond	1.000	06/20/2019	1.134	900	(15)	11	0	(4)
	Mexico Government International Bond	1.000	06/20/2016	0.527	2,100	5	5	10	0
	Russia Government International Bond	1.000	09/20/2015	2.462	200	(2)	1	0	(1)
	Spain Government International Bond	1.000	06/20/2019	0.891	8,600	0	38	38	0
FBF	Brazil Government International Bond	1.000	09/20/2015	0.841	200	(3)	3	0	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	1,900	(3)	4	1	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	800	(10)	6	0	(4)
	General Electric Capital Corp.	1.000	03/20/2016	0.121	1,700	(29)	40	11	0
	Japan Government International Bond	1.000	12/20/2015	0.083	1,900	(18)	27	9	0
	MetLife, Inc.	1.000	09/20/2015	0.112	800	(51)	53	2	0
	Mexico Government International Bond	1.000	03/20/2016	0.461	5,000	(154)	175	21	0
	Spain Government International Bond	1.000	06/20/2019	0.891	4,000	2	16	18	0
HUS	Brazil Government International Bond	1.000	12/20/2015	0.841	2,500	(14)	17	3	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	300	(5)	7	2	0
	Italy Government International Bond	1.000	03/20/2019	1.096	2,200	(37)	30	0	(7)
	Italy Government International Bond	1.000	06/20/2019	1.134	200	(1)	0	0	(1)
	Mexico Government International Bond	1.000	12/20/2018	0.994	4,200	(10)	12	2	0
JPM	China Government International Bond	1.000	12/20/2019	0.787	28,800	220	53	273	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	100	(2)	3	1	0
	MetLife, Inc.	1.000	09/20/2015	0.112	1,100	(65)	67	2	0
	Spain Government International Bond	1.000	06/20/2019	0.891	4,700	(2)	23	21	0
MYC	Indonesia Government International Bond	1.000	12/20/2015	0.444	3,600	(214)	224	10	0
	Italy Government International Bond	1.000	03/20/2019	1.096	1,000	(17)	14	0	(3)
	Spain Government International Bond	1.000	06/20/2019	0.891	1,800	4	4	8	0
RYL	Mexico Government International Bond	1.000	09/20/2015	0.461	200	(2)	2	0	0

						$(1,031)	$1,365	$591	$(257)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$356	$(70)	$4	$0	$(66)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(4)	76	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	600	80	(5)	75	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	5,700	789	(73)	716	0
	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	96	0	1	1	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	2	2	0

					$879	$(75)	$870	$(66)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	435	$0	$25	$25	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		100	1	(11)	0	(10)
	Pay	1-Month GBP-UKRPI	3.353	04/02/2045		200	0	(19)	0	(19)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	33,500	47	(131)	0	(84)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		11,000	13	(18)	0	(5)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		17,800	47	14	61	0
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	8,000	(9)	161	152	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	220	2	11	13	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	81,200	(155)	(887)	0	(1,042)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		57,100	12	(155)	0	(143)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		21,800	(3)	(8)	0	(11)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	7,900	(1)	156	155	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	180	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	4,300	2	(4)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	6,100	(1)	59	58	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	35,800	115	(357)	0	(242)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		7,400	1	(20)	0	(19)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		37,800	7	(25)	0	(18)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		11,300	27	12	39	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	(1)	0	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		290	0	18	18	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		112	0	(1)	0	(1)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		100	1	3	4	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	5,600	23	(61)	0	(38)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		11,000	29	9	38	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,190	0	(124)	0	(124)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	21,100	(5)	(5)	0	(10)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	13,100	(42)	269	227	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		18,600	(1)	408	407	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		22,500	(2)	214	212	0
HUS	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	16,100	59	(168)	0	(109)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		28,100	(36)	(34)	0	(70)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		59,100	(22)	(7)	0	(29)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		28,000	68	29	97	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	200	1	8	9	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		230	0	14	14	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	18,700	(9)	0	0	(9)

							$170	$(625)	$1,530	$(1,985)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	MSCI EAFE Index	4,669	3-Month USD-LIBOR plus a specified spread	01/15/2016	$24,574		$(601)	$0	$(601)
DUB	Receive	MSCI EAFE Index	20,571	3-Month USD-LIBOR less a specified spread	10/22/2015	109,333		(3,684)	0	(3,684)
	Receive	MSCI EAFE Index	61,446	3-Month USD-LIBOR less a specified spread	11/20/2015	326,581		(11,017)	0	(11,017)
	Receive	MSCI EAFE Index	793	3-Month USD-LIBOR plus a specified spread	12/16/2015	4,174		(102)	0	(102)
	Receive	MSCI EAFE Index	57,664	3-Month USD-LIBOR plus a specified spread	01/15/2016	290,417		5,790	5,790	0
	Receive	MSCI EAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	01/22/2016	257,767		17,084	17,084	0
	Receive	MSCI EAFE Index	8,884	3-Month USD-LIBOR plus a specified spread	06/15/2016	47,854		(2,228)	0	(2,228)
	Receive	MSCI EAFE Index	5,509	3-Month USD-LIBOR plus a specified spread	06/30/2016	28,632		(332)	0	(332)
GST	Receive	MSCI EAFE Index	25,515	3-Month USD-LIBOR less a specified spread	11/16/2015	138,292		(7,239)	0	(7,239)

								$(2,329)	$22,874	$(25,203)

Total Swap Agreements							$18	$(1,664)	$25,865	$(27,511)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $12,435 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,421	$0	$4,421
Corporate Bonds & Notes
Banking & Finance	0	158,599	0	158,599
Industrials	0	60,513	0	60,513
Utilities	0	24,976	0	24,976
Municipal Bonds & Notes
Arizona	0	1,147	0	1,147
California	0	8,026	0	8,026
Illinois	0	115	0	115
Nebraska	0	116	0	116
New Jersey	0	1,355	0	1,355
New York	0	112	0	112
North Carolina	0	112	0	112
Ohio	0	85	0	85
Tennessee	0	127	0	127
U.S. Government Agencies	0	84,097	0	84,097
U.S. Treasury Obligations	0	173,912	0	173,912
Mortgage-Backed Securities	0	64,955	0	64,955
Asset-Backed Securities	0	58,303	0	58,303
Sovereign Issues	0	143,711	0	143,711
Short-Term Instruments
Certificates of Deposit	0	4,902	0	4,902
Repurchase Agreements	0	5,743	0	5,743
Japan Treasury Bills	0	124,777	0	124,777
U.S. Treasury Bills	0	1,208	0	1,208
	$0	$921,312	$0	$921,312

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$429,419	$0	$0	$429,419

Total Investments	$429,419	$921,312	$0	$1,350,731

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(216,662)	0	(216,662)
	$0	$(216,662)	$0	$(216,662)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	136	1,717	0	1,853
Over the counter	0	44,589	0	44,589
	$136	$46,306	$0	$46,442

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(693)	(1,229)	0	(1,922)
Over the counter	(21)	(43,428)	0	(43,449)

	$(714)	$(44,657)	$0	$(45,371)

Totals	$428,841	$706,299	$0	$1,135,140

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 60.9%
BANK LOAN OBLIGATIONS 0.1%
Chrysler Group LLC
3.500% due 05/24/2017		$1,584	$1,584

Total Bank Loan Obligations (Cost $1,577)			1,584

CORPORATE BONDS & NOTES 13.6%
BANKING & FINANCE 9.5%
Ally Financial, Inc.
3.750% due 11/18/2019		5,100	5,074
8.000% due 03/15/2020		482	569
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016	EUR	2,000	2,344
5.000% due 02/09/2019		1,700	2,099
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$6,800	7,327
Banco Bradesco S.A.
4.500% due 01/12/2017		1,100	1,147
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (f)	EUR	1,800	2,236
Banco Santander S.A.
6.250% due 09/11/2021 (f)		1,200	1,303
Bank of America Corp.
1.154% due 04/01/2019		$8,300	8,323
2.000% due 01/11/2018		2,519	2,528
2.650% due 04/01/2019		6,900	6,983
5.650% due 05/01/2018		1,000	1,099
5.750% due 12/01/2017		5,700	6,212
6.100% due 03/17/2025 (f)		6,700	6,625
6.400% due 08/28/2017		769	843
6.875% due 04/25/2018		5,700	6,440
7.625% due 06/01/2019		400	475
Barclays Bank PLC
7.625% due 11/21/2022		2,495	2,846
10.179% due 06/12/2021		1,040	1,381
14.000% due 06/15/2019 (f)	GBP	1,100	2,257
Barclays PLC
6.500% due 09/15/2019 (f)	EUR	1,200	1,336
8.000% due 12/15/2020 (f)		1,800	2,137
BBVA Bancomer S.A.
6.750% due 09/30/2022		$5,000	5,519
BNP Paribas S.A.
0.586% due 11/07/2015		1,300	1,301
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	3,800	4,241
Caixa Economica Federal
4.250% due 05/13/2019		$1,300	1,292
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		3,600	3,615
Citigroup, Inc.
1.074% due 04/01/2016		7,200	7,216
5.950% due 05/15/2025 (f)		1,500	1,449
Credit Agricole S.A.
0.833% due 06/12/2017		800	800
Eksportfinans ASA
5.500% due 06/26/2017		400	425
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,715
Ford Motor Credit Co. LLC
1.054% due 01/17/2017		$3,100	3,101
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,341
2.625% due 07/10/2017		1,300	1,315
3.450% due 04/10/2022		3,200	3,133
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,662
Goldman Sachs Group, Inc.
0.731% due 03/22/2016		$400	400
HSBC Holdings PLC
6.375% due 03/30/2025 (f)		3,700	3,728
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,956
JPMorgan Chase & Co.
0.794% due 02/15/2017		5,200	5,209
0.902% due 02/26/2016		7,500	7,511

4.400% due 07/22/2020		1,200	1,293
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	23
Lloyds Bank PLC
12.000% due 12/16/2024 (f)		6,200	8,912
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	2,700	4,387
Loews Corp.
5.250% due 03/15/2016		$2,800	2,887
Morgan Stanley
1.557% due 04/25/2018		1,400	1,421
6.250% due 08/28/2017		300	329
Navient Corp.
4.875% due 06/17/2019		3,500	3,474
8.450% due 06/15/2018		18,100	20,160
Nova Ljubljanska Banka d.d.
2.875% due 07/03/2017	EUR	5,100	5,780
Novo Banco S.A.
5.000% due 05/23/2019		500	568
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	15,300	2,301
2.000% due 01/01/2016		3,100	469
2.000% due 04/01/2016		9,800	1,488
Prudential Covered Trust
2.997% due 09/30/2015		$637	640
Rabobank Group
4.000% due 09/10/2015	GBP	1,300	2,055
8.375% due 07/26/2016 (f)		$200	209
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	28,600	4,323
Rio Oil Finance Trust
6.250% due 07/06/2024		$1,900	1,871
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	1,000	1,123
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$300	306
Swedbank Hypotek AB
1.375% due 03/28/2018		3,300	3,301
Synchrony Financial
1.509% due 02/03/2020		3,200	3,218
2.700% due 02/03/2020		2,100	2,075
Toronto-Dominion Bank
2.125% due 07/02/2019		9,000	9,036
UBS AG
5.125% due 05/15/2024		700	694
7.250% due 02/22/2022		1,800	1,898
7.625% due 08/17/2022		4,700	5,510
Wells Fargo & Co.
5.875% due 06/15/2025 (f)		3,900	3,998

			236,262

INDUSTRIALS 2.0%
AbbVie, Inc.
1.800% due 05/14/2018		800	798
2.500% due 05/14/2020		400	396
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		300	297
4.500% due 05/14/2035		200	196
4.700% due 05/14/2045		200	198
Actavis Funding SCS
1.543% due 03/12/2020		1,000	1,012
4.550% due 03/15/2035		1,000	951
CNPC General Capital Ltd.
1.175% due 05/14/2017		900	899
2.750% due 05/14/2019		200	200
Ecopetrol S.A.
5.875% due 09/18/2023		2,000	2,105
Finmeccanica SpA
8.000% due 12/16/2019	GBP	3,000	5,468
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,133
4.500% due 12/06/2016	JPY	256,000	1,187
HJ Heinz Co.
1.600% due 06/30/2017 (b)		$500	500
2.000% due 07/02/2018 (b)		500	500
2.800% due 07/02/2020 (b)		300	300
3.500% due 07/15/2022 (b)		100	101
3.950% due 07/15/2025 (b)		100	101
5.000% due 07/15/2035 (b)		100	102
5.200% due 07/15/2045 (b)		200	205
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	1,000	1,194

MGM Resorts International
6.625% due 07/15/2015		$10,930	10,942
QUALCOMM, Inc.
4.650% due 05/20/2035		400	387
4.800% due 05/20/2045		500	479
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,700	8,711
Schaeffler Finance BV
4.250% due 05/15/2021		6,000	5,880
Total Capital Canada Ltd.
0.655% due 01/15/2016		3,400	3,407
Williams Partners LP
4.500% due 11/15/2023		1,100	1,109
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,600	1,552

			50,409

UTILITIES 2.1%
AES Corp.
3.283% due 06/01/2019		4,400	4,411
AT&T, Inc.
1.212% due 06/30/2020		900	905
2.450% due 06/30/2020		200	196
3.000% due 06/30/2022		1,200	1,159
3.400% due 05/15/2025		600	571
4.500% due 05/15/2035		200	184
4.750% due 05/15/2046		400	363
BellSouth Corp.
4.821% due 04/26/2021		6,900	7,099
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		1,600	1,603
Embarq Corp.
7.995% due 06/01/2036		200	222
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		3,500	3,523
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		340	263
Petrobras Global Finance BV
2.643% due 03/17/2017		2,200	2,160
2.750% due 01/15/2018	EUR	2,800	3,005
3.163% due 03/17/2020		$1,700	1,623
3.250% due 03/17/2017		2,800	2,762
3.750% due 01/14/2021	EUR	400	414
6.250% due 12/14/2026	GBP	400	560
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024		4,000	7,662
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		$2,300	2,298
1.750% due 04/10/2017		3,900	3,905
Sprint Communications, Inc.
8.375% due 08/15/2017		2,700	2,929
Telefonica Europe BV
6.500% due 09/18/2018 (f)	EUR	300	367
Verizon Communications, Inc.
2.036% due 09/14/2018		$1,500	1,553
3.650% due 09/14/2018		1,900	1,997
5.150% due 09/15/2023		1,200	1,317

			53,051

Total Corporate Bonds & Notes (Cost $344,603)			339,722

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,706

Total Municipal Bonds & Notes (Cost $1,300)			1,706

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
0.307% due 03/25/2034		9	9
0.317% due 03/25/2036		314	301
0.537% due 09/25/2042		222	221
1.625% due 11/25/2023		46	48
1.687% due 04/25/2024		43	45
1.924% due 08/01/2035		263	278
2.151% due 07/01/2035		220	235
2.161% due 02/01/2034		111	119
2.193% due 09/01/2035		306	319
2.196% due 10/01/2035		103	110
2.210% due 08/01/2036		270	288

2.261% due 07/01/2032		19	20
2.278% due 10/01/2035		150	160
2.300% due 02/01/2035 - 10/01/2035		295	315
2.357% due 09/01/2031		1	1
2.457% due 03/01/2036		798	859
2.491% due 11/01/2034		211	227
3.000% due 04/01/2043		21	21
3.500% due 07/01/2045		9,000	9,258
4.000% due 10/01/2030 - 07/01/2045		84,773	90,465
5.500% due 02/01/2024 - 09/01/2027		59	66
Freddie Mac
0.386% due 10/15/2020		79	79
0.586% due 11/15/2043		4,934	4,961
1.346% due 10/25/2044		77	79
1.546% due 07/25/2044		367	371
1.855% due 09/01/2035		75	79
5.500% due 08/15/2030		1	1
Ginnie Mae
0.585% due 03/16/2032		12	12
0.702% due 08/20/2062		2,456	2,471
1.625% due 11/20/2024		35	37
3.500% due 07/01/2045		19,400	20,086
Overseas Private Investment Corp.
4.140% due 05/15/2030		1,222	1,322

Total U.S. Government Agencies (Cost $130,434)			132,863

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Bonds
3.000% due 11/15/2044 (l)		1,950	1,898
3.125% due 08/15/2044 (l)		1,700	1,695
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2022 (j)(l)		24,279	24,084
0.125% due 07/15/2024 (j)		54,900	53,489
0.250% due 01/15/2025 (h)(j)		110,973	108,711
1.750% due 01/15/2028 (l)		1,129	1,276
1.875% due 07/15/2015 (j)(l)		20,677	20,740
2.375% due 01/15/2025 (j)(l)		16,065	18,875
2.375% due 01/15/2027 (j)(l)		17,245	20,587
U.S. Treasury Notes
0.250% due 10/15/2015 (j)		2,006	2,007
1.875% due 11/30/2021 (j)(l)		13,600	13,499
2.125% due 05/15/2025		17,600	17,254

Total U.S. Treasury Obligations (Cost $286,980)			284,115

MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^		1,121	826
0.397% due 10/25/2046		384	268
American Home Mortgage Investment Trust
1.923% due 09/25/2045		316	307
Banc of America Funding Trust
2.933% due 01/20/2047 ^		55	47
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		134	135
Bear Stearns ALT-A Trust
2.550% due 08/25/2036 ^		623	394
2.584% due 05/25/2035		219	213
Berica ABS SRL
0.321% due 12/31/2055	EUR	640	709
Berica Residential MBS SRL
0.288% due 03/31/2048		1,249	1,370
Citigroup Commercial Mortgage Trust
2.355% due 09/10/2045 (a)		$8,652	799
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		422	418
5.409% due 09/25/2037 ^		572	516
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		375	404
Countrywide Alternative Loan Trust
0.357% due 11/25/2036		3,453	3,343
0.397% due 03/20/2046		923	734
0.397% due 07/20/2046 ^		895	670
0.737% due 05/25/2035		3,344	3,081
2.756% due 06/25/2037		1,826	1,539
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035		167	150
0.507% due 03/25/2035		112	107
Credit Suisse Commercial Mortgage Trust
5.860% due 03/15/2039		3,826	3,912
Credit Suisse First Boston Mortgage Securities Corp.
2.217% due 06/25/2033		100	98

Credit Suisse Mortgage Capital Certificates
0.481% due 01/27/2037		2,543	1,286
Downey Savings & Loan Association Mortgage Loan Trust
0.448% due 08/19/2045		589	530
2.327% due 07/19/2044		45	45
First Horizon Alternative Mortgage Securities Trust
2.235% due 03/25/2035		132	105
First Horizon Mortgage Pass-Through Trust
2.677% due 08/25/2035		47	43
First Republic Mortgage Loan Trust
0.536% due 11/15/2031		49	47
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		3,061	3,239
GreenPoint Mortgage Funding Trust
0.367% due 01/25/2037		981	754
GSMSC Pass-Through Trust
0.635% due 12/26/2036		5,820	1,521
GSR Mortgage Loan Trust
2.682% due 09/25/2035		133	134
HomeBanc Mortgage Trust
2.255% due 04/25/2037 ^		822	511
IndyMac Mortgage Loan Trust
0.487% due 06/25/2037 ^		303	168
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036		5,452	4,866
JPMorgan Mortgage Trust
2.594% due 02/25/2035		82	82
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036		144	133
0.437% due 11/25/2035		21	19
1.184% due 10/25/2035		39	37
Morgan Stanley Capital Trust
6.104% due 06/11/2049		95	101
RBSSP Resecuritization Trust
0.685% due 08/26/2037		3,164	1,386
Residential Accredit Loans, Inc. Trust
0.372% due 12/25/2036		234	183
0.487% due 01/25/2035		184	177
0.587% due 03/25/2033		12	12
5.000% due 09/25/2036 ^		521	417
Residential Asset Securitization Trust
0.537% due 10/25/2018		127	124
0.587% due 05/25/2033		11	11
Structured Adjustable Rate Mortgage Loan Trust
1.574% due 01/25/2035		169	136
Structured Asset Mortgage Investments Trust
0.407% due 05/25/2036		221	161
0.407% due 05/25/2046		611	350
0.438% due 07/19/2035		167	157
0.467% due 02/25/2036		443	363
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.321% due 07/25/2032		2	2
UBS-Barclays Commercial Mortgage Trust
1.240% due 03/10/2046 (a)		28,896	1,796
WaMu Mortgage Pass-Through Certificates Trust
0.497% due 01/25/2045		96	91
0.507% due 01/25/2045		97	91
Wells Fargo Commercial Mortgage Trust
1.214% due 02/15/2027		2,200	2,200
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 10/25/2033		66	67

Total Mortgage-Backed Securities (Cost $41,130)			41,385

ASSET-BACKED SECURITIES 5.4%
Aames Mortgage Investment Trust
2.210% due 01/25/2035		5,000	4,171
Access Group, Inc.
1.577% due 10/27/2025		1,011	1,012
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.637% due 10/25/2035		1,400	1,280
0.657% due 10/25/2035		9,500	7,133
Alba SPV SRL
1.502% due 04/20/2040	EUR	858	959
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.207% due 10/25/2034		$1,000	896
Asset-Backed Securities Corp. Home Equity Loan Trust
1.282% due 02/25/2035		1,398	1,138
Bear Stearns Asset-Backed Securities Trust
2.973% due 10/25/2036		732	725
Cairn CLO BV
0.313% due 10/15/2022	EUR	50	56
Carlyle High Yield Partners Ltd.
0.490% due 04/19/2022		$6,453	6,383

Cavalry CLO Ltd.
1.645% due 01/16/2024		3,600	3,596
COA Summit CLO Ltd.
1.625% due 04/20/2023		1,300	1,299
Countrywide Asset-Backed Certificates
0.327% due 05/25/2047		8,987	7,154
0.367% due 11/25/2047 ^		3,831	3,039
0.397% due 05/25/2047		9,099	6,224
0.437% due 01/25/2046		6,800	4,705
0.467% due 09/25/2036		4,500	4,085
First Franklin Mortgage Loan Trust
0.327% due 09/25/2036		57	54
1.057% due 09/25/2034		1,671	1,497
Fremont Home Loan Trust
0.517% due 01/25/2036		475	388
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036		14	8
GSAMP Trust
0.367% due 11/25/2035		72	12
1.987% due 06/25/2035		6,927	5,727
JPMorgan Mortgage Acquisition Trust
0.447% due 03/25/2037		487	376
LCM LP
1.530% due 04/15/2022		3,400	3,404
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		3,800	3,796
Long Beach Mortgage Loan Trust
0.617% due 11/25/2035		1,000	863
0.747% due 10/25/2034		186	179
MASTR Asset-Backed Securities Trust
0.687% due 10/25/2035 ^		5,839	4,449
Merrill Lynch Mortgage Investors Trust
0.297% due 08/25/2037		9,177	5,493
Morgan Stanley ABS Capital, Inc. Trust
0.347% due 04/25/2036		4,072	4,013
0.892% due 12/25/2034		4,641	4,530
Octagon Investment Partners Ltd.
1.549% due 05/05/2023		1,700	1,697
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.237% due 10/25/2034		1,800	1,539
1.987% due 12/25/2034		1,208	1,059
Race Point CLO Ltd.
1.586% due 12/15/2022		1,346	1,346
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		13,505	7,582
Residential Asset Mortgage Products Trust
0.405% due 12/25/2035		1,733	1,355
0.647% due 10/25/2035		6,890	5,889
Residential Asset Securities Corp. Trust
0.457% due 08/25/2036		15,000	11,202
0.657% due 11/25/2035		4,493	3,332
Securitized Asset-Backed Receivables LLC Trust
0.357% due 08/25/2036		862	375
Soundview Home Loan Trust
0.367% due 02/25/2037		857	367
Structured Asset Investment Loan Trust
0.317% due 07/25/2036		2,155	1,565
1.117% due 06/25/2035		10,000	7,382
Structured Asset Securities Corp. Mortgage Loan Trust
0.347% due 03/25/2036		1,002	836
1.684% due 04/25/2035		284	272
Venture CDO Ltd.
0.496% due 07/22/2021		1,326	1,308

Total Asset-Backed Securities (Cost $134,360)			135,750

SOVEREIGN ISSUES 8.2%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,455
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	40,900	12,290
0.000% due 04/01/2016 (d)		11,700	3,402
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		35,200	10,213
10.000% due 01/01/2025		258,100	71,861
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	4,964
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,900	1,546
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017	EUR	1,603	1,854
3.750% due 09/01/2024		27,000	33,738
4.000% due 02/01/2037		12,700	15,895
4.500% due 03/01/2024		5,000	6,577

4.750% due 09/01/2044		5,850	8,219
5.000% due 09/01/2040		8,050	11,531
Mexico Government International Bond
4.750% due 06/14/2018	MXN	15,700	1,004
Republic of Greece Government International Bond
4.500% due 07/03/2017	JPY	140,000	618
4.750% due 04/17/2019	EUR	1,100	688
Slovenia Government International Bond
4.125% due 02/18/2019		$700	730
4.750% due 05/10/2018		6,100	6,497
5.850% due 05/10/2023		4,300	4,887
Spain Government International Bond
2.750% due 10/31/2024	EUR	1,000	1,160
5.400% due 01/31/2023		1,600	2,218
5.850% due 01/31/2022		2,700	3,783

Total Sovereign Issues (Cost $213,607)			206,130

SHORT-TERM INSTRUMENTS 15.1%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$5,500	5,498
Intesa Sanpaolo SpA
1.656% due 04/11/2016		3,400	3,409
Itau Unibanco Holding S.A.
1.453% due 05/31/2016		1,800	1,800
Sumitomo Mitsui Banking Corp.
0.599% due 04/29/2016		12,000	12,000

			22,707

COMMERCIAL PAPER 0.0%
Tesco Treasury Services PLC
1.024% due 08/18/2015		700	699

REPURCHASE AGREEMENTS (g) 5.4%			133,798

SHORT-TERM NOTES 6.2%
Federal Home Loan Bank
0.039% due 07/15/2015		22,600	22,599
0.040% due 07/06/2015 - 07/17/2015		91,800	91,800
0.070% due 08/07/2015 - 08/19/2015		29,400	29,397
0.075% due 08/12/2015		11,400	11,399

			155,195

MEXICO TREASURY BILLS 1.4%
3.158% due 09/24/2015	MXN	555,000	35,057

U.S. TREASURY BILLS 1.2%
0.013% due 07/23/2015 - 11/12/2015 (c)(j)(l)		$30,858	30,858

Total Short-Term Instruments (Cost $379,027)			378,314

Total Investments in Securities (Cost $1,533,018)			1,521,569

	SHARES
INVESTMENTS IN AFFILIATES 47.3%
SHORT-TERM INSTRUMENTS 47.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 47.3%
PIMCO Short-Term Floating NAV Portfolio III		119,177,467	1,182,002

Total Short-Term Instruments (Cost $1,182,151)			1,182,002

Total Investments in Affiliates (Cost $1,182,151)			1,182,002

Total Investments 108.2% (Cost $2,715,169)			$2,703,571
Financial Derivative Instruments (i)(k) (3.2%) (Cost or Premiums, net $(3,455))			(78,849)
Other Assets and Liabilities, net (5.0%)			(125,113)

Net Assets 100.0%			$2,499,609

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.160%	06/15/2015	07/06/2015	$52,200	U.S. Treasury Bonds 3.625% - 3.750% due 11/15/2043 - 02/15/2044	$(53,149)	$52,200	$52,204
JPS	0.250	06/30/2015	07/01/2015	14,700	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(15,013)	14,700	14,700
RYL	0.110	06/04/2015	07/06/2015	39,300	U.S. Treasury Floating Rate Note 0.099% due 01/31/2017	(40,134)	39,300	39,303
	0.110	06/11/2015	07/10/2015	13,000	U.S. Treasury Notes 2.000% due 01/31/2016	(13,271)	13,000	13,001
	0.110	06/12/2015	07/10/2015	14,100	U.S. Treasury Notes 2.000% due 02/28/2021	(14,462)	14,100	14,101
SSB	0.000	06/30/2015	07/01/2015	498	Fannie Mae 2.260% due 10/17/2022	(510)	498	498

Total Repurchase Agreements						$(136,539)	$133,798	$133,807

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.100%	06/30/2015	07/01/2015	$(14,719)	$(14,719)

Total Reverse Repurchase Agreements					$(14,719)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $1,121 at a weighted average interest rate of (0.876%).

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$61,400	$(61,540)	$(61,031)
Fannie Mae	3.500	07/01/2045	65,300	(67,676)	(67,171)
Fannie Mae	3.500	08/01/2045	24,000	(24,578)	(24,624)
Fannie Mae	4.000	07/01/2045	34,000	(36,221)	(35,978)
Fannie Mae	4.000	08/01/2045	199,400	(210,516)	(210,534)

Total Short Sales				$(400,531)	$(399,338)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $14,677 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$127.000	08/21/2015	1,800	$16	$13
Put - CBOT U.S. Treasury 10-Year Note September Futures	106.000	08/21/2015	953	8	16

				$24	$29

Total Purchased Options				$24	$29

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	396	$284	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	622	(649)	16	0
90-Day Eurodollar June Futures	Short	06/2016	33	(14)	0	0
90-Day Eurodollar March Futures	Short	03/2016	291	(134)	4	0
90-Day Eurodollar September Futures	Short	09/2015	255	(102)	0	(3)
90-Day Eurodollar September Futures	Short	09/2016	5	(2)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	144	(112)	0	(277)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	1,182	(2,897)	1,067	(3,242)
Mini MSCI EAFE Index September Futures	Long	09/2015	1,219	(3,525)	0	(427)
U.S. Treasury 5-Year Note September Futures	Short	09/2015	2,279	275	89	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	1,018	(1,010)	0	(32)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	53	(143)	0	(3)

Total Futures Contracts				$(8,029)	$1,176	$(3,984)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$166,815	$10,625	$(453)	$844	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	165,600	2,250	(755)	151	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	844,400	12,234	(3,210)	838	0

				$25,109	$(4,418)	$1,833	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$692,200	$(976)	$(318)	$47	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		123,300	(814)	(452)	8	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		431,200	(931)	(384)	21	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		676,000	(3,994)	(923)	146	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,600	1	(6)	0	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		235,600	990	(164)	14	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		65,000	558	(260)	40	0
Receive	3-Month USD-LIBOR	2.500	12/16/2030		6,700	276	(17)	6	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	216,000	10,723	11,120	0	(2,491)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	3,100	(19)	3	0	(23)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		29,600	(412)	622	0	(343)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	137,000	(45)	82	45	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		576,100	145	133	203	0
Pay	28-Day MXN-TIIE	5.640	06/04/2021		8,000	0	0	3	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		93,800	(16)	(67)	41	0
Pay	28-Day MXN-TIIE	5.630	07/07/2021		21,700	(2)	(3)	9	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		50,000	(15)	14	22	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		54,800	(19)	(19)	25	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		21,500	(6)	(6)	10	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		38,200	(21)	(21)	17	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		584,500	(675)	(339)	265	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		228,500	(299)	(133)	146	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		102,400	(234)	(234)	69	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		170,000	(365)	(372)	114	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		41,800	39	31	29	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		254,300	6	6	176	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		79,400	(8)	(8)	29	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		220,800	147	147	154	0

						$4,034	$8,432	$1,639	$(2,857)

Total Swap Agreements						$29,143	$4,014	$3,472	$(2,857)

(4)	Unsettled variation margin asset of $71 for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $62,727 and cash of $16,981 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.`

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	AUD	2,916	$	2,254	$4	$0
	07/2015	JPY	72,745,391		588,280	0	(6,118)
	07/2015	KRW	9,567,792		8,611	52	0
	07/2015	MXN	27,869		1,774	2	0
	07/2015	$	4,310	KRW	4,783,896	0	(21)
	07/2015		5,795	MXN	89,407	0	(109)
	08/2015	DKK	16,435	$	2,446	0	(13)
	08/2015	NOK	25,570		3,295	54	(17)
	08/2015	SEK	314,680		37,560	0	(431)
	10/2015	BRL	36,889		11,578	97	0
	05/2016		74,635		21,282	0	(420)
BPS	07/2015	AUD	7,360		5,672	30	(36)
	07/2015	BRL	110,022		35,455	68	0
	07/2015	CAD	199		159	0	0
	07/2015	DKK	22,380		3,253	0	(91)
	07/2015	JPY	2,307,600		18,688	0	(168)
	07/2015	MXN	263,964		17,252	463	0
	07/2015	$	34,243	BRL	110,023	1,144	0
	07/2015		681,218	JPY	84,448,823	8,807	0
	07/2015		3,369	MXN	51,986	0	(63)
	08/2015	DKK	64,951	$	9,643	42	(116)
	08/2015	JPY	82,722,522		667,656	0	(8,529)
	08/2015	NOK	13,375		1,682	0	(22)
	08/2015	SEK	35,240		4,171	0	(83)
	08/2015	$	14,080	BRL	44,198	0	(28)
	01/2016	DKK	7,985	$	1,242	43	0
	04/2016	BRL	11,700		3,273	0	(159)
	07/2016		123,172		34,243	0	(905)
BRC	07/2015	MXN	81,257		5,267	99	0
	07/2015	ZAR	6,060		495	0	0
CBK	07/2015	AUD	7,155		5,490	0	(31)
	07/2015	EUR	14,700		16,052	0	(336)
	07/2015	GBP	321,357		493,916	0	(11,016)
	07/2015	ILS	6,779		1,747	0	(49)
	07/2015	$	3,215	EUR	2,864	0	(23)
	07/2015		385	MXN	5,927	0	(8)
	08/2015	AUD	3,347	$	2,586	8	0
	08/2015	DKK	14,990		2,253	10	0
	08/2015	GBP	5,025		7,915	21	0
	08/2015	ILS	7,229		1,916	0	0
	08/2015	NOK	12,020		1,572	46	(6)
	08/2015	SEK	67,320		7,945	0	(182)
	09/2015	$	4,485	MXN	70,903	0	(2)
DUB	07/2015	BRL	26,378	$	9,723	1,239	0
	07/2015	KRW	20,220,318		18,671	622	0
	07/2015	$	8,502	BRL	26,378	0	(18)
	08/2015	CHF	1,861	$	1,980	0	(13)
	08/2015	DKK	8,485		1,308	39	0
	08/2015	ILS	45,771		11,843	0	(286)
	08/2015	NOK	781		96	0	(3)
	08/2015	SEK	129,742		15,221	25	(468)
	08/2015	$	3,250	CHF	3,047	14	0
	10/2015	BRL	82,472	$	26,974	1,304	0
	10/2015	DKK	2,762		427	13	0
	01/2016	BRL	7,600		2,224	0	(70)
	01/2016	DKK	19,067		2,943	78	0
FBF	07/2015	JPY	1,167,500		9,359	0	(181)
	07/2015	KRW	1,898,584		1,732	37	0
	07/2015	$	627	MXN	9,631	0	(15)
	09/2015	CNY	23,316	$	3,794	0	(6)
GLM	07/2015	AUD	210,326		162,561	312	(28)
	07/2015	BRL	57,628		18,574	39	0
	07/2015	CAD	5,244		4,221	23	0
	07/2015	EUR	250,267		273,580	0	(5,430)
	07/2015	GBP	4,035		6,422	82	0
	07/2015	INR	144,912	EUR	2,033	0	(10)
	07/2015	JPY	1,005,900	$	8,203	0	(17)
	07/2015	MXN	28,746		1,831	3	0
	07/2015	NZD	4,125		2,929	134	0
	07/2015	$	21,013	BRL	57,628	0	(2,478)
	07/2015		10,382	JPY	1,277,600	58	0
	07/2015		17,659	MXN	270,076	0	(482)
	08/2015	CHF	193,043	$	206,942	146	0
	08/2015	EUR	18,670		20,930	107	0
	08/2015	JPY	1,510,800		12,197	0	(152)
	08/2015	NOK	61,940		8,027	183	(49)
	08/2015	SEK	3,849		438	0	(27)
	10/2015	DKK	6,853		1,060	34	0
	01/2016		5,424		842	27	0
HUS	07/2015	EUR	580,818		635,085	0	(12,440)
	07/2015	GBP	4,024		6,190	0	(133)
	07/2015	MXN	25,367		1,649	35	0
	07/2015	SGD	97,561		72,246	40	(206)
	07/2015	$	316,873	EUR	284,303	82	0
	08/2015	EUR	284,303	$	317,009	0	(81)
	08/2015	SEK	29,935		3,644	30	0
	09/2015	HKD	63,873		8,238	0	(1)
	10/2015	DKK	4,499		698	24	0
JPM	07/2015	BRL	8,332		2,685	6	0
	07/2015	EUR	45,002		50,404	392	(158)
	07/2015	GBP	19,511		30,050	0	(606)
	07/2015	INR	154,392	EUR	2,166	0	(11)
	07/2015	JPY	1,479,300	$	11,935	0	(153)
	07/2015	$	2,625	BRL	8,332	55	0
	07/2015		21,384	EUR	19,214	148	(112)
	07/2015		1,912	GBP	1,255	60	0
	08/2015	CHF	9,304	$	10,015	104	(56)
	08/2015	DKK	21,805		3,262	37	(37)
	08/2015	NOK	10,940		1,329	0	(65)
	08/2015	SEK	35,415		4,219	2	(59)
	10/2015	DKK	22,688		3,390	1	(10)
	10/2015	$	29,334	BRL	92,300	0	(605)
	01/2016	BRL	20,800	$	6,733	454	0
	05/2016		102,004		28,937	0	(722)
MSB	07/2015		110,022		34,157	0	(1,230)
	07/2015	CAD	2,247		1,794	0	(5)
	07/2015	SGD	4,768		3,549	10	0
	07/2015	$	35,136	BRL	110,022	306	(55)
	07/2015		4,370	JPY	539,069	35	0
	08/2015	CHF	28,016	$	29,927	81	(166)
	08/2015	DKK	38,420		5,605	0	(143)
	08/2015	JPY	539,069		4,371	0	(35)
	08/2015	SAR	1,605		428	0	(1)
	08/2015	SEK	18,995		2,283	0	(10)
	08/2015	$	427	SAR	1,605	1	0
	05/2016	BRL	25,061	$	7,113	0	(174)
NGF	10/2015		53,828		17,663	909	0
RBC	07/2015	$	65,194	MXN	1,003,292	0	(1,384)
SCX	07/2015	AUD	6,032	$	4,647	3	(11)
	07/2015	EUR	4,199	INR	299,305	21	0
	07/2015	KRW	18,460,806	$	16,591	113	0
	07/2015	$	679,065	EUR	606,009	0	(3,456)
	08/2015	EUR	606,009	$	679,355	3,457	0
	08/2015	SEK	6,730		781	0	(31)
	09/2015	HKD	605,114		78,041	0	(16)
	09/2015	MXN	550,665		35,508	677	0
SOG	07/2015	KRW	3,682,491		3,321	34	0
	08/2015	SEK	12,270		1,480	0	(1)
TDM	07/2015	BRL	23,492		7,575	19	0
	07/2015	$	7,572	BRL	23,492	0	(16)
UAG	07/2015	EUR	57,404	$	63,488	235	(744)
	07/2015	GBP	11,348		17,267	0	(563)
	07/2015	JPY	7,559,800		61,006	0	(765)
	07/2015	MXN	122,012		7,958	198	0
	07/2015	$	180,137	AUD	233,789	243	0
	07/2015		40,463	EUR	35,802	0	(550)
	07/2015		563,679	GBP	359,020	431	0
	07/2015		160	MXN	2,475	0	(2)
	08/2015	AUD	233,789	$	179,816	0	(239)
	08/2015	CHF	3,447		3,703	11	0
	08/2015	DKK	112,405		16,867	216	(165)
	08/2015	EUR	4,324		4,801	0	(21)
	08/2015	GBP	362,179		568,519	0	(427)
	08/2015	JPY	812,400		6,613	0	(27)
	08/2015	SEK	16,725		2,052	33	0
	10/2015	$	25,700	BRL	80,890	0	(522)
	01/2016	BRL	12,500	$	4,045	272	0
	01/2016	DKK	10,220		1,499	0	(37)

Total Forward Foreign Currency Contracts						$24,284	$(64,966)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.500%	08/19/2015	$400,000	$40	$19

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	11,500	$220	$225
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		$283	6	1
	Call - OTC USD versus CNH		7.500	02/02/2016		283	2	0
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		23,579	253	252
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		8,700	155	14
	Put - OTC USD versus BRL		3.000	07/09/2015		8,950	156	7
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		3,800	8	1
	Put - OTC USD versus TRY	TRY	1.555	07/02/2015		589	56	0
	Put - OTC USD versus TRY		1.555	07/16/2015		589	56	1
	Put - OTC USD versus TRY		1.555	07/31/2015		588	56	6
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		6,136	166	28
	Call - OTC USD versus CNH		7.400	02/02/2016		6,136	36	2
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		9,900	173	5
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		1,200	4	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		5,853	123	18
	Call - OTC USD versus CNH		7.500	02/02/2016		5,853	32	2

							$1,502	$562

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$21,300	$24	$27
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	13,300	15	17
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	88,800	99	114
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	14,500	723	724
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	11,700	584	602
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	48,600	369	35
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	116,400	129	147
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	59,300	59	75
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	106,500	117	136
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	172,700	406	374
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	175,100	455	402

							$2,980	$2,653

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$23,900	$57	$5

Total Purchased Options						$4,579	$3,239

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	17,700	$(38)	$(36)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		12,300	(17)	(25)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		17,400	(25)	(36)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		16,500	(22)	(34)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		29,800	(42)	(61)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		23,500	(41)	(41)

							$(185)	$(233)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	13,572	$(197)	$(32)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	28,400	(220)	(194)
	Call - OTC EUR versus USD		1.150	08/10/2015		28,400	(385)	(189)
	Put - OTC EUR versus USD		1.050	09/28/2015		11,500	(82)	(90)
	Put - OTC EUR versus USD		1.075	09/28/2015		11,500	(138)	(145)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$720	(15)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	23,350	(183)	(270)
	Call - OTC EUR versus AUD		1.490	09/28/2015		23,350	(348)	(325)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$565	(6)	0
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		35,369	(217)	(177)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	25,374	(129)	(46)
	Call - OTC CAD versus MXN		13.000	08/04/2015		11,802	(159)	(28)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$17,400	(159)	(1)
	Put - OTC USD versus BRL		2.910	07/09/2015		17,900	(165)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		4,178	(93)	(13)
GLM	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		33,500	(188)	(188)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		4,898	(157)	(80)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		12,272	(129)	(12)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		19,800	(170)	(1)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		11,707	(107)	(9)

							$(3,247)	$(1,803)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$3,100	$(6)	$(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	7,100	(77)	(44)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	12,200	(148)	(116)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	12,600	(230)	(174)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	15,100	(312)	(195)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	21,400	(372)	(270)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	11,400	(369)	(32)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	6,900	(20)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	24,000	(339)	(229)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	169,600	(356)	(365)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	175,100	(368)	(406)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	54,500	(399)	(102)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	54,500	(374)	(269)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	61,100	(1,047)	(731)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	37,800	(379)	(932)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	19,300	(235)	(82)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	23,100	(260)	(49)

							$(5,291)	$(4,026)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$47,800	$(57)	$(2)

Total Written Options						$(8,780)	$(6,064)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Goodrich Corp.	(0.510)%	09/20/2016	0.029%	$2,100	$0	$(13)	$0	$(13)
JPM	Loews Corp.	(0.280)	03/20/2016	0.100	2,300	0	(3)	0	(3)

						$0	$(16)	$0	$(16)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	China Government International Bond	1.000%	12/20/2019	0.787%		$300	$2	$1	$3	$0
	Dell, Inc.	1.000	09/20/2019	1.806		400	(18)	5	0	(13)
CBK	China Government International Bond	1.000	12/20/2019	0.787		2,700	20	5	25	0
	Dell, Inc.	1.000	09/20/2019	1.806		7,200	(372)	141	0	(231)
	Sprint Communications, Inc.	5.000	09/20/2019	3.773		4,000	390	(199)	191	0
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.079		6,300	(138)	102	0	(36)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2015	3.393		1,600	(101)	83	0	(18)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	2,300	(99)	(951)	0	(1,050)
	Novo Banco S.A.	5.000	12/20/2015	3.279		3,800	0	40	40	0
JPM	China Government International Bond	1.000	12/20/2019	0.787		$4,000	33	5	38	0
	Volvo Treasury AB	1.000	03/20/2021	0.951	EUR	1,200	(65)	69	4	0

							$(348)	$(699)	$301	$(1,348)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$400	$54	$(3)	$51	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	400	53	(3)	50	0
FBF	CMBX.NA.AAA.1 Index	0.100	10/12/2052	850	(3)	3	0	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	4,800	664	(61)	603	0
	CMBX.NA.AAA.1 Index	0.100	10/12/2052	1,701	(6)	5	0	(1)
MYC	CDX.IG-5 10-Year Index 10-15%	0.463	12/20/2015	5,600	0	9	9	0

					$762	$(50)	$713	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	320	$0	$19	$19	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		30	0	(3)	0	(3)
	Pay	1-Month GBP-UKRPI	3.353	04/02/2045		3,300	0	(321)	0	(321)
	Pay	1-Year BRL-CDI	11.000	01/04/2021	BRL	57,100	192	(1,026)	0	(834)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		19,800	(40)	(10)	0	(50)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		16,700	17	(25)	0	(8)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	6,900	(7)	138	131	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	160	1	8	9	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	22,000	(59)	(90)	0	(149)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		59,500	8	(157)	0	(149)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		31,700	1	(16)	0	(15)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	10,300	(2)	204	202	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	140	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	8,300	4	(8)	0	(4)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		161,200	419	137	556	0
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	10,100	(2)	98	96	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	13,900	12	(106)	0	(94)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		16,200	3	(44)	0	(41)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		61,500	17	(47)	0	(30)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		64,400	154	68	222	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	(1)	0	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		190	0	12	12	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		80	0	(1)	0	(1)
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		30	0	(3)	0	(3)
	Pay	1-Year BRL-CDI	12.810	01/04/2021	BRL	6,100	16	5	21	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	2,240	0	(87)	0	(87)
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	49,200	(135)	(197)	0	(332)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		30,500	6	(21)	0	(15)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	23,300	(50)	454	404	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		14,400	(1)	316	315	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		60,800	(4)	576	572	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	60,000	(75)	(75)	0	(150)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		180,100	(170)	82	0	(88)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		15,400	37	16	53	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	200	1	8	9	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		140	0	9	9	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	28,000	(5)	(9)	0	(14)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		11,400	(25)	(52)	0	(77)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/28/2020	EUR	4,800	(6)	89	83	0

							$308	$(59)	$2,714	$(2,465)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	MSCI EAFE Index	5,981	3-Month USD-LIBOR plus a specified spread	01/15/2016	$31,480		$(770)	$0	$(770)
	Receive	MSCI EAFE Index	29,456	3-Month USD-LIBOR plus a specified spread	05/13/2016	154,298		(3,081)	0	(3,081)
DUB	Receive	MSCI EAFE Index	34,034	3-Month USD-LIBOR less a specified spread	11/20/2015	180,888		(6,102)	0	(6,102)
	Receive	MSCI EAFE Index	50,760	3-Month USD-LIBOR plus a specified spread	12/16/2015	267,163		(6,548)	0	(6,548)
	Receive	MSCI EAFE Index	71,184	3-Month USD-LIBOR plus a specified spread	01/15/2016	353,965		11,688	11,688	0
	Receive	MSCI EAFE Index	24,136	3-Month USD-LIBOR plus a specified spread	01/22/2016	116,195		7,797	7,797	0
	Receive	MSCI EAFE Index	43,063	3-Month USD-LIBOR plus a specified spread	05/31/2016	232,272		(11,170)	0	(11,170)
	Receive	MSCI EAFE Index	61,120	3-Month USD-LIBOR plus a specified spread	06/15/2016	327,993		(14,091)	0	(14,091)
	Receive	MSCI EAFE Index	33,465	3-Month USD-LIBOR plus a specified spread	06/30/2016	173,926		(2,014)	0	(2,014)
FBF	Receive	MSCI EAFE Index	25,847	3-Month USD-LIBOR plus a specified spread	02/12/2016	136,672		(3,904)	0	(3,904)
	Receive	MSCI EAFE Index	25,740	3-Month USD-LIBOR plus a specified spread	04/29/2016	131,440		705	705	0
	Receive	MSCI EAFE Index	24,870	3-Month USD-LIBOR plus a specified spread	06/15/2016	130,514		(2,747)	0	(2,747)
	Receive	MSCI EAFE Index	32,933	3-Month USD-LIBOR plus a specified spread	06/30/2016	171,161		(1,998)	0	(1,998)
GST	Receive	MSCI EAFE Index	3,216	3-Month USD-LIBOR less a specified spread	11/16/2015	17,431		(912)	0	(912)

								$(33,147)	$20,190	$(53,337)

Total Swap Agreements							$722	$(33,971)	$23,918	$(57,167)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $62,524 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,584	$0	$1,584
Corporate Bonds & Notes
Banking & Finance	0	236,262	0	236,262
Industrials	0	50,409	0	50,409
Utilities	0	53,051	0	53,051
Municipal Bonds & Notes
California	0	1,706	0	1,706
U.S. Government Agencies	0	132,863	0	132,863
U.S. Treasury Obligations	0	284,115	0	284,115
Mortgage-Backed Securities	0	41,385	0	41,385
Asset-Backed Securities	0	135,750	0	135,750
Sovereign Issues	0	206,130	0	206,130
Short-Term Instruments
Certificates of Deposit	0	22,707	0	22,707
Commercial Paper	0	699	0	699
Repurchase Agreements	0	133,798	0	133,798
Short-Term Notes	0	155,195	0	155,195
Mexico Treasury Bills	0	35,057	0	35,057
U.S. Treasury Bills	0	30,858	0	30,858
	$0	$1,521,569	$0	$1,521,569

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,182,002	$0	$0	$1,182,002

Total Investments	$1,182,002	$1,521,569	$0	$2,703,571

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(399,338)	$0	$(399,338)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,176	3,501	0	4,677
Over the counter	0	51,441	0	51,441
	$1,176	$54,942	$0	$56,118

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,984)	(2,857)	0	(6,841)
Over the counter	(41)	(128,156)	0	(128,197)

	$(4,025)	$(131,013)	$0	$(135,038)

Totals	$1,179,153	$1,046,160	$0	$2,225,313

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.3%
BANK LOAN OBLIGATIONS 0.4%
H.J. Heinz Co.
3.250% due 06/05/2020		$1,965	$1,968

Total Bank Loan Obligations (Cost $1,962)			1,968

CORPORATE BONDS & NOTES 56.4%
BANKING & FINANCE 16.0%
American International Group, Inc.
4.500% due 07/16/2044		3,000	2,854
Aviation Loan Trust
2.396% due 12/15/2022		1,205	1,119
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,000	1,134
6.000% due 01/22/2020		$1,300	1,394
Banco Santander Chile
3.875% due 09/20/2022		2,200	2,228
Bank of America Corp.
4.100% due 07/24/2023		300	309
4.125% due 01/22/2024		3,100	3,181
6.250% due 09/05/2024 (d)		2,000	1,994
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,801
Barclays Bank PLC
7.625% due 11/21/2022		1,300	1,483
10.179% due 06/12/2021		740	983
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	793
BPCE S.A.
4.500% due 03/15/2025		900	871
4.625% due 07/11/2024		1,200	1,174
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,142
Citigroup, Inc.
6.625% due 06/15/2032		600	710
8.125% due 07/15/2039		3,500	5,025
CME Group, Inc.
5.300% due 09/15/2043		1,200	1,322
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		800	822
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		800	835
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,947
FMR LLC
4.950% due 02/01/2033		2,000	2,080
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,762
6.875% due 01/10/2039		1,200	1,609
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		1,400	1,403
4.000% due 03/03/2024		3,400	3,443
5.700% due 05/10/2019 (d)		1,400	1,407
HBOS PLC
6.750% due 05/21/2018		1,900	2,110
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		1,800	1,807
6.500% due 09/15/2037		1,500	1,811
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,124
JPMorgan Chase & Co.
5.000% due 07/01/2019 (d)		2,400	2,352
5.300% due 05/01/2020 (d)		500	498
5.500% due 10/15/2040		600	672
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		634	655
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,245
Morgan Stanley
3.875% due 04/29/2024		3,600	3,637
4.300% due 01/27/2045		1,200	1,120
Navient Corp.
5.625% due 08/01/2033		1,000	815
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,792

Progressive Corp.
3.700% due 01/26/2045	1,400	1,234
Prudential Financial, Inc.
4.600% due 05/15/2044	1,500	1,455
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)	1,900	2,375
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	1,969
3.900% due 05/01/2045	700	629
5.606% due 01/15/2044	200	219
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	886
6.600% due 01/15/2038	400	518
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,501
WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,533

		83,782

INDUSTRIALS 25.7%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	2,904
AbbVie, Inc.
4.400% due 11/06/2042	3,100	2,934
Actavis, Inc.
3.250% due 10/01/2022	2,900	2,812
Altria Group, Inc.
9.250% due 08/06/2019	89	112
9.950% due 11/10/2038	933	1,503
Amazon.com, Inc.
4.950% due 12/05/2044	1,400	1,365
American Airlines Pass-Through Trust
4.375% due 04/01/2024	763	775
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,117
6.900% due 06/01/2038	1,600	2,004
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	1,047
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,110
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,467
Apple, Inc.
3.850% due 05/04/2043	1,300	1,182
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	592
Becton Dickinson and Co.
3.734% due 12/15/2024	1,400	1,396
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,479
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,358
Canadian Pacific Railway Co.
2.900% due 02/01/2025	1,500	1,413
Comcast Corp.
6.400% due 05/15/2038	50	61
6.500% due 11/15/2035	200	249
6.550% due 07/01/2039	2,000	2,505
6.950% due 08/15/2037	700	909
7.050% due 03/15/2033	600	769
Cox Communications, Inc.
8.375% due 03/01/2039	1,600	2,040
CVS Pass-Through Trust
4.704% due 01/10/2036	3,367	3,538
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,660
Devon Financing Corp. LLC
7.875% due 09/30/2031	400	516
Discovery Communications LLC
4.950% due 05/15/2042	3,700	3,420
Domtar Corp.
6.750% due 02/15/2044	1,500	1,586
Dow Chemical Co.
9.400% due 05/15/2039	100	151
Ecopetrol S.A.
7.375% due 09/18/2043	2,000	2,101
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,233
Encana Corp.
6.500% due 08/15/2034	2,000	2,143
Energy Transfer Partners LP
4.050% due 03/15/2025	1,800	1,701
6.625% due 10/15/2036	500	527
7.500% due 07/01/2038	400	457

Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,350
5.100% due 02/15/2045	2,200	2,140
5.750% due 03/01/2035	200	215
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,820
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	500	417
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,524
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	777
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,612
Kraft Foods Group, Inc.
6.500% due 02/09/2040	800	941
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,096
Masco Corp.
7.750% due 08/01/2029	2,400	2,784
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,123
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,170
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,483
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,364
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	2,750	2,365
Newmont Mining Corp.
6.250% due 10/01/2039	600	588
ONEOK Partners LP
6.200% due 09/15/2043	2,000	1,968
Oracle Corp.
4.125% due 05/15/2045	1,900	1,765
4.500% due 07/08/2044	1,500	1,485
Pfizer, Inc.
7.200% due 03/15/2039	670	923
Philip Morris International, Inc.
3.600% due 11/15/2023	700	710
Pride International, Inc.
7.875% due 08/15/2040	200	220
QVC, Inc.
5.950% due 03/15/2043	2,100	1,985
Reynolds American, Inc.
6.150% due 09/15/2043	3,000	3,222
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,266
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	1,000	1,018
SABMiller Holdings, Inc.
4.950% due 01/15/2042	1,500	1,526
SES S.A.
5.300% due 04/04/2043	1,800	1,810
Southern Copper Corp.
5.250% due 11/08/2042	1,000	873
Suncor Energy, Inc.
6.500% due 06/15/2038	200	244
6.850% due 06/01/2039	800	1,006
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,029
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	118
8.375% due 06/15/2032	2,400	2,885
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	34
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,756
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	3,713
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,297	1,210
5.875% due 11/15/2040	400	387
6.550% due 05/01/2037	2,000	2,082
Time Warner, Inc.
4.650% due 06/01/2044	200	190
6.250% due 03/29/2041	100	114
6.500% due 11/15/2036	2,469	2,900
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	113
7.250% due 08/15/2038	300	381
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	587	646
United Airlines Pass-Through Trust
4.000% due 10/11/2027	1,000	1,010

UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,665
Vale Overseas Ltd.
6.250% due 01/23/2017	200	212
6.875% due 11/10/2039	1,600	1,548
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,138	2,161
Viacom, Inc.
5.250% due 04/01/2044	1,400	1,313
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,207
6.200% due 04/15/2038	900	1,121
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,186
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,490
8.750% due 03/15/2032	137	166
Williams Partners LP
4.900% due 01/15/2045	1,500	1,287

		134,850

UTILITIES 14.7%
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,127
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,744
7.000% due 04/01/2038	100	127
AT&T, Inc.
3.400% due 05/15/2025	1,000	951
4.350% due 06/15/2045	210	180
4.800% due 06/15/2044	2,400	2,211
5.350% due 09/01/2040	3,618	3,563
6.300% due 01/15/2038	1,000	1,102
6.550% due 02/15/2039	600	689
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	463
6.500% due 09/15/2037	1,600	1,963
British Telecommunications PLC
9.625% due 12/15/2030	600	891
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,293
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,500	1,533
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	519
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,900	2,958
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	890
Enable Midstream Partners LP
5.000% due 05/15/2044	3,000	2,546
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,500
FirstEnergy Corp.
7.375% due 11/15/2031	400	487
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,007
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	584
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,725
Majapahit Holding BV
7.750% due 01/20/2020	900	1,043
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,385
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,360
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	222
6.050% due 03/01/2034	3,201	3,849
PacifiCorp
6.000% due 01/15/2039	1,300	1,579
Petrobras Global Finance BV
6.875% due 01/20/2040	2,600	2,329
7.875% due 03/15/2019	1,700	1,810
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	3,700
5.625% due 01/23/2046	1,100	1,031
6.500% due 06/02/2041	1,000	1,051
Plains All American Pipeline LP
6.650% due 01/15/2037	100	114
Progress Energy, Inc.
7.750% due 03/01/2031	400	540
Shell International Finance BV
3.625% due 08/21/2042	1,100	962

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,313
Southern California Edison Co.
5.625% due 02/01/2036	200	235
6.000% due 01/15/2034	300	363
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,356
Verizon Communications, Inc.
4.672% due 03/15/2055	3,422	2,978
4.862% due 08/21/2046	3,040	2,846
5.012% due 08/21/2054	11,500	10,555
6.400% due 09/15/2033	144	165
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,539
Vodafone Group PLC
4.375% due 02/19/2043	500	431
6.150% due 02/27/2037	1,200	1,282

		77,091

Total Corporate Bonds & Notes (Cost $295,932)		295,723

MUNICIPAL BONDS & NOTES 4.8%
CALIFORNIA 2.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,769
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	562
7.500% due 04/01/2034	600	834
7.550% due 04/01/2039	1,000	1,447
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	170	134
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	205
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,029
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	131
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	1,991
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,844

		10,946

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,586

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,500	2,712

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,164

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	228

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	538

NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	508
6.814% due 11/15/2040	1,400	1,845
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,196

		3,549

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	336

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,365

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	78

		2,443

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	80

Total Municipal Bonds & Notes (Cost $23,731)		25,582

U.S. GOVERNMENT AGENCIES 13.2%
Fannie Mae
0.000% due 06/01/2017 (b)(h)	2,400	2,363
0.000% due 05/15/2030 - 11/15/2030 (b)	20,000	11,643
0.387% due 10/27/2037	354	350
3.980% due 07/01/2021	2,500	2,723
5.625% due 04/17/2028	100	126
6.000% due 04/18/2036	900	939
6.250% due 05/15/2029	2,200	3,004
Financing Corp.
0.000% due 12/27/2018 (b)	5,200	4,956
8.600% due 09/26/2019	1,470	1,880
Freddie Mac
0.000% due 03/15/2031 (b)	1,100	620
5.000% due 04/15/2038	221	245
6.250% due 07/15/2032	500	692
6.750% due 03/15/2031	2,800	4,010
Ginnie Mae
3.500% due 11/20/2044	1,341	1,231
5.500% due 10/20/2037	457	552
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	10,315
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030 (b)	16,700	11,848
Resolution Funding Corp. Strips
0.000% due 01/15/2030 - 04/15/2030 (b)	2,300	1,415
Small Business Administration
5.290% due 12/01/2027	243	267
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,375
4.875% due 01/15/2048	1,900	2,142
5.250% due 09/15/2039	900	1,094
5.375% due 04/01/2056	1,200	1,448
5.880% due 04/01/2036	3,000	3,889

Total U.S. Government Agencies (Cost $62,483)		69,127

U.S. TREASURY OBLIGATIONS 25.3%
U.S. Treasury Bonds
2.750% due 08/15/2042 (f)(h)	9,800	9,087
2.750% due 11/15/2042	7,000	6,483
3.000% due 05/15/2045 (f)	3,400	3,317
3.125% due 11/15/2041 (f)	3,900	3,909
3.125% due 02/15/2042	9,000	9,010
3.125% due 02/15/2043 (h)	17,100	17,045
3.375% due 05/15/2044 (f)	4,900	5,123
3.625% due 02/15/2044 (f)(h)	16,500	18,062
3.750% due 11/15/2043 (h)(j)	2,900	3,247
4.375% due 11/15/2039 (f)(j)	9,600	11,759
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2045 (f)(h)	4,222	3,828
1.375% due 02/15/2044 (h)	10,253	10,866
U.S. Treasury Strips
0.000% due 05/15/2032 (b)	1,100	661
0.000% due 11/15/2032 (b)	7,400	4,356
0.000% due 08/15/2033 (b)	2,500	1,430
0.000% due 11/15/2033 (b)	500	283
0.000% due 05/15/2034 (b)	600	333
0.000% due 11/15/2034 (b)	200	109
0.000% due 11/15/2039 (b)	1,700	772
0.000% due 08/15/2040 (b)	18,800	8,293
0.000% due 11/15/2040 (b)	25,200	11,083
0.000% due 08/15/2042 (b)	2,600	1,071
0.000% due 05/15/2043 (b)	6,800	2,735

Total U.S. Treasury Obligations (Cost $125,835)		132,862

MORTGAGE-BACKED SECURITIES 2.0%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,383
Citigroup Mortgage Loan Trust, Inc.
2.623% due 03/25/2034	168	168
DBUBS Mortgage Trust
1.539% due 07/12/2044	1,530	1,544

Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		854	855
5.444% due 03/10/2039		272	286
IndyMac Mortgage Loan Trust
0.367% due 07/25/2047		204	148
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046		1,200	1,273
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,421	1,539
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2035		1,600	1,539
Structured Asset Mortgage Investments Trust
0.377% due 07/25/2046		94	75
0.407% due 05/25/2036		177	129
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,417

Total Mortgage-Backed Securities (Cost $10,185)			10,356

ASSET-BACKED SECURITIES 0.1%
SLM Student Loan Trust
1.777% due 04/25/2023		280	288

Total Asset-Backed Securities (Cost $277)			288

SOVEREIGN ISSUES 2.7%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	867
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,308
Italy Buoni Poliennali Del Tesoro
4.750% due 09/01/2044	EUR	1,200	1,686
5.000% due 09/01/2040		600	860
Mexico Government International Bond
3.600% due 01/30/2025		$3,189	3,152
4.600% due 01/23/2046		534	497
6.050% due 01/11/2040		774	884
7.750% due 05/29/2031	MXN	31,600	2,247
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,684
Spain Government International Bond
5.150% due 10/31/2044	EUR	700	1,044

Total Sovereign Issues (Cost $14,434)			14,229

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		463	29

Total Common Stocks (Cost $13)			29

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.1%			408

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
0.018% due 09/03/2015 - 11/12/2015 (a)(f)(j)		$1,653	1,653

Total Short-Term Instruments (Cost $2,061)			2,061

Total Investments in Securities (Cost $536,913)			552,225

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		55,098	546

Total Short-Term Instruments (Cost $546)	546

Total Investments in Affiliates (Cost $546)	546

Total Investments 105.4% (Cost $537,459)	$552,771
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(814))	25
Other Assets and Liabilities, net (5.4%)	(28,126)

Net Assets 100.0%	$524,670

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$408	Fannie Mae 2.260% due 10/17/2022	$(417)	$408	$408

Total Repurchase Agreements						$(417)	$408	$408

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.220%	07/01/2015	07/22/2015	$(895)	$(895)
JPS	0.300	05/26/2015	07/27/2015	(9,245)	(9,247)

Total Reverse Repurchase Agreements					$(10,142)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.500%	06/30/2015	07/07/2015	$(5,779)	$(5,782)
GSC	0.280	05/14/2015	07/14/2015	(6,206)	(6,215)
	0.284	05/14/2015	07/14/2015	(10,254)	(10,114)
	0.285	05/14/2015	07/14/2015	(10,051)	(9,894)
	0.600	06/30/2015	07/01/2015	(3,345)	(3,345)
TDM	0.270	05/08/2015	07/08/2015	(2,218)	(2,221)

Total Sale-Buyback Transactions					$(37,571)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2015 was $68,260 at a weighted average interest rate of 0.244%.
(3)	Payable for sale-buyback transactions includes $32 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies* and U.S. Treasury Obligations

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	07/01/2045	$1,000	$(1,141)	$(1,137)

				$(1,141)	$(1,137)

Total Short Sales				$(1,141)	$(1,137)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $43,407 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index September Futures	Long	09/2015	2,270	$(4,124)	$443	$0
S&P 500 Index September Futures	Long	09/2015	503	(4,630)	490	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	70	(88)	4	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	207	(558)	0	(13)

Total Futures Contracts				$(9,400)	$937	$(13)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$10,700	$145	$(36)	$10	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	46,900	680	(187)	46	0

				$825	$(223)	$56	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2019		$10,800	$(82)	$(33)	$3	$0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		27,200	226	(173)	18	0
Pay	28-Day MXN-TIIE	8.300	02/07/2019	MXN	26,800	206	(71)	6	0

						$350	$(277)	$27	$0

Total Swap Agreements						$1,175	$(500)	$83	$0

(h)	Securities with an aggregate market value of $23,917 and cash of $3,605 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	07/2015	JPY	762,900		$6,174	$0	$(59)
	07/2015	MXN	5,809		375	5	0
CBK	07/2015		$107	MXN	1,645	0	(3)
	09/2015	MXN	30,799		$1,948	1	0
JPM	07/2015	CAD	388		311	0	0
MSB	07/2015		$11,996	EUR	10,719	0	(45)
	07/2015		6,184	JPY	762,900	50	0
	08/2015	EUR	10,719		$12,000	45	0
	08/2015	JPY	762,900		6,186	0	(50)
SCX	07/2015		$267	MXN	4,164	0	(2)
	09/2015	MXN	4,164		$266	2	0
UAG	07/2015	EUR	10,719		11,692	0	(258)

Total Forward Foreign Currency Contracts						$103	$(417)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$3,500	$308	$222
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	5,400	454	342
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	08/17/2017	3,600	317	228

							$1,079	$792

Total Purchased Options							$1,079	$792

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$(3)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$7,700	$(319)	$(207)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	2,600	(17)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	2,600	(22)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	11,700	(469)	(315)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	08/17/2017	7,800	(324)	(210)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	49,600	(363)	(93)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	49,600	(340)	(245)

							$(1,854)	$(1,111)

Total Written Options							$(1,893)	$(1,114)

Swap Agreements:

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized (Depreciation)	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	9,182	3-Month USD-LIBOR plus a specified spread	03/15/2016	$35,376	$(346)	$0	$(346)

Total Swap Agreements							$(346)	$0	$(346)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $1,220 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$ 0	$1,968	$0	$1,968
Corporate Bonds & Notes
Banking & Finance	0	83,782	0	83,782
Industrials	0	134,850	0	134,850
Utilities	0	77,091	0	77,091
Municipal Bonds & Notes
California	0	10,946	0	10,946
Georgia	0	3,586	0	3,586
Illinois	0	2,712	0	2,712
Michigan	0	1,164	0	1,164
Nevada	0	228	0	228
New Jersey	0	538	0	538
New York	0	3,549	0	3,549
North Carolina	0	336	0	336
Ohio	0	2,443	0	2,443
West Virginia	0	80	0	80
U.S. Government Agencies	0	69,127	0	69,127
U.S. Treasury Obligations	0	132,862	0	132,862
Mortgage-Backed Securities	0	10,356	0	10,356
Asset-Backed Securities	0	288	0	288
Sovereign Issues	0	14,229	0	14,229
Common Stocks
Financials	29	0	0	29
Short-Term Instruments
Repurchase Agreements	0	408	0	408
U.S. Treasury Bills	0	1,653	0	1,653
	$ 29	$552,196	$0	$552,225

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 546	$0	$0	$546

Total Investments	$ 575	$552,196	$0	$552,771

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,137)	0	(1,137)
U.S. Treasury Obligations	0	0	0	0
	$ 0	$(1,137)	$0	$(1,137)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	937	83	0	1,020
Over the counter	0	895	0	895
	$ 937	$978	$0	$1,915

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	0	0	(13)
Over the counter	0	(1,877)	0	(1,877)

	$ (13)	$(1,877)	$0	$(1,890)

Totals	$ 1,499	$550,160	$0	$551,659

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Short Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.9%
BANK LOAN OBLIGATIONS 0.7%
Chrysler Group LLC
3.500% due 05/24/2017		$8,115	$8,116
Community Health Systems, Inc.
3.534% due 12/31/2018		2,183	2,184
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,350	1,353
HCA, Inc.
2.937% due 03/31/2017		12,374	12,383

Total Bank Loan Obligations (Cost $23,962)			24,036

CORPORATE BONDS & NOTES 27.8%
BANKING & FINANCE 20.0%
Ally Financial, Inc.
6.250% due 12/01/2017		3,000	3,210
ASIF
3.000% due 02/17/2017	EUR	3,100	3,570
Banco del Estado de Chile
4.125% due 10/07/2020		$13,000	13,792
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,030
Banco Santander Chile
1.875% due 01/19/2016		1,400	1,403
Bank of America Corp.
0.536% due 09/14/2018	EUR	16,500	18,156
0.604% due 08/15/2016		$4,500	4,482
0.892% due 08/25/2017		36,000	35,948
1.046% due 09/15/2026		20,900	19,241
3.875% due 03/22/2017		12,900	13,416
6.500% due 08/01/2016		2,200	2,321
Bank of America N.A.
0.745% due 11/14/2016		21,000	21,017
Bank of Montreal
1.950% due 01/30/2018		1,000	1,016
Bank One Capital
8.750% due 09/01/2030		325	458
Barclays Bank PLC
10.179% due 06/12/2021		33,600	44,622
14.000% due 06/15/2019 (f)	GBP	6,700	13,749
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	614
6.500% due 03/10/2021		3,300	3,580
6.750% due 09/30/2022		34,200	37,748
Bear Stearns Cos. LLC
0.671% due 11/21/2016		13,669	13,662
BPCE S.A.
1.527% due 04/25/2016		5,000	5,038
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	6,474
Caixa Economica Federal
4.250% due 05/13/2019		$300	298
Citigroup, Inc.
0.551% due 06/09/2016		35,500	35,347
4.450% due 01/10/2017		1,000	1,045
5.950% due 05/15/2025 (f)		2,700	2,609
Credit Agricole S.A.
1.435% due 04/15/2016		15,000	15,097
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,107
Eksportfinans ASA
2.000% due 09/15/2015		19,200	19,224
2.375% due 05/25/2016		22,310	22,366
Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,397
Ford Motor Credit Co. LLC
0.799% due 09/08/2017		10,300	10,246
General Motors Financial Co., Inc.
3.450% due 04/10/2022		26,100	25,558
4.750% due 08/15/2017		6,800	7,181
HBOS PLC
0.787% due 09/01/2016	EUR	100	111
0.979% due 09/06/2017		$900	899
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	15,661

HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,714
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	6,537
JPMorgan Chase & Co.
0.794% due 02/15/2017		22,900	22,941
1.068% due 05/30/2017	GBP	7,700	11,947
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		$6,627	7,227
KBC Bank NV
8.000% due 01/25/2023		800	877
LBG Capital PLC
7.625% due 12/09/2019	GBP	3,810	6,363
8.000% due 06/15/2020 (f)		$2,000	2,295
9.125% due 07/15/2020	GBP	3,223	5,520
Mizuho Bank Ltd.
0.731% due 09/25/2017		$800	799
National City Bank
0.649% due 06/07/2017		700	697
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	2,000	3,191
Navient Corp.
8.000% due 03/25/2020		$10,700	11,957
8.450% due 06/15/2018		500	557
NRAM PLC
5.625% due 06/22/2017		2,600	2,837
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	95,600	14,383
2.000% due 01/01/2016		11,400	1,725
2.000% due 04/01/2016		22,600	3,432
Qatari Diar Finance Co.
3.500% due 07/21/2015		$1,300	1,301
Rabobank Group
0.562% due 11/23/2016		25,500	25,525
6.875% due 03/19/2020	EUR	4,100	5,394
11.000% due 06/30/2019 (f)		$10,690	13,590
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	103,800	15,689
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (f)		$900	1,062
State Bank of India
4.500% due 07/27/2015		4,300	4,310
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		215,704	44,759
UBS AG
5.125% due 05/15/2024		200	198
UBS Preferred Funding Trust
6.243% due 05/15/2016 (f)		14,800	15,171

			665,691

INDUSTRIALS 3.0%
AbbVie, Inc.
1.040% due 11/06/2015		10,800	10,817
1.800% due 05/14/2018		1,200	1,196
2.500% due 05/14/2020		700	693
3.200% due 11/06/2022		200	198
3.600% due 05/14/2025		400	396
4.500% due 05/14/2035		300	294
4.700% due 05/14/2045		400	396
Actavis Funding SCS
2.350% due 03/12/2018		3,400	3,420
3.000% due 03/12/2020		3,000	3,016
Braskem Finance Ltd.
5.750% due 04/15/2021		8,300	7,926
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,551
CVS Pass-Through Trust
6.943% due 01/10/2030		1,033	1,227
General Mills, Inc.
0.579% due 01/29/2016		30,500	30,503
HCA, Inc.
3.750% due 03/15/2019		10,700	10,807
HJ Heinz Co.
1.600% due 06/30/2017 (a)		600	600
2.000% due 07/02/2018 (a)		700	700
2.800% due 07/02/2020 (a)		300	300
3.500% due 07/15/2022 (a)		200	201
3.950% due 07/15/2025 (a)		200	202
5.000% due 07/15/2035 (a)		100	102
5.200% due 07/15/2045 (a)		200	205
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,007
MGM Resorts International
6.625% due 07/15/2015		700	701

QUALCOMM, Inc.
4.650% due 05/20/2035		500	484
4.800% due 05/20/2045		600	575
Reynolds American, Inc.
2.300% due 06/12/2018		600	605
3.250% due 06/12/2020		400	405
4.000% due 06/12/2022		300	307
4.450% due 06/12/2025		1,400	1,427
5.700% due 08/15/2035		200	207
5.850% due 08/15/2045		700	739
STATS ChipPAC Ltd.
4.500% due 03/20/2018		4,000	4,025
Total Capital Canada Ltd.
0.655% due 01/15/2016		4,700	4,709
UAL Pass-Through Trust
7.336% due 01/02/2021		1,111	1,203
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		5,000	5,175
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		4,400	4,331

			101,650

UTILITIES 4.8%
AT&T, Inc.
0.665% due 02/12/2016		42,000	41,945
0.702% due 03/30/2017		16,600	16,550
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,465
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		1,900	1,949
Petrobras Global Finance BV
1.896% due 05/20/2016		1,600	1,580
2.415% due 01/15/2019		5,900	5,469
2.750% due 01/15/2018	EUR	3,800	4,078
3.163% due 03/17/2020		$400	382
4.375% due 05/20/2023		900	787
5.750% due 01/20/2020		2,400	2,384
5.875% due 03/01/2018		2,100	2,147
Shell International Finance BV
0.484% due 11/15/2016		12,500	12,527
Sprint Communications, Inc.
8.375% due 08/15/2017		300	325
Telefonica Chile S.A.
3.875% due 10/12/2022		4,000	3,929
Verizon Communications, Inc.
1.816% due 09/15/2016		26,100	26,429
2.036% due 09/14/2018		13,800	14,288
2.500% due 09/15/2016		4,183	4,252
3.650% due 09/14/2018		16,200	17,029

			159,515

Total Corporate Bonds & Notes (Cost $918,097)			926,856

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		700	953
6.918% due 04/01/2040		490	637
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	139
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		1,500	2,193
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		2,730	3,100
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040		500	685
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,173
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		500	622
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		100	116

			9,618

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		400	461

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		50	49

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,625

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,875
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,175
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,177

		6,227

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,241

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	127

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,474

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	260	219

Total Municipal Bonds & Notes (Cost $20,131)		25,041

U.S. GOVERNMENT AGENCIES 15.0%
Fannie Mae
0.537% due 07/25/2037 - 09/25/2042	584	585
0.567% due 07/25/2037	563	565
0.587% due 09/25/2035	878	883
0.597% due 09/25/2035	1,537	1,548
0.787% due 01/25/2051	1,500	1,518
0.907% due 06/25/2037	2,633	2,686
0.917% due 06/25/2040	3,437	3,500
1.770% due 09/01/2035	32	34
1.775% due 10/01/2034	3	3
1.955% due 11/01/2035	7	7
2.137% due 07/01/2035	22	24
2.243% due 12/01/2033	3	3
2.277% due 12/01/2033	27	29
2.372% due 06/01/2035	52	55
2.389% due 03/01/2035	3	4
2.494% due 06/01/2034	220	234
2.684% due 06/01/2035	70	75
2.870% due 09/01/2027	1,700	1,664
3.500% due 11/01/2020 - 07/01/2045	16,164	16,480
3.890% due 07/01/2021	2,561	2,760
4.000% due 01/01/2025 - 07/01/2045	133,097	140,105
4.500% due 02/01/2018 - 07/01/2045	68,989	74,649
5.000% due 11/01/2025 - 05/01/2042	52,886	58,551
5.500% due 11/01/2021 - 09/01/2041	39,698	44,585
6.000% due 12/01/2018 - 05/01/2041	28,245	32,160
Freddie Mac
0.566% due 03/15/2037	2,650	2,665
0.886% due 08/15/2037	3,361	3,414
0.896% due 10/15/2037	688	699
0.906% due 05/15/2037 - 09/15/2037	3,799	3,875
2.384% due 06/01/2035	70	74
2.487% due 11/01/2034	34	37
4.000% due 12/15/2040 - 07/15/2041	27,583	28,854
5.000% due 05/01/2023 - 01/01/2039	6,956	7,663
5.500% due 08/15/2030 - 03/01/2039	1,217	1,363
6.000% due 08/01/2027 - 04/01/2038	708	804
Ginnie Mae
3.500% due 07/01/2045	37,000	38,308
5.000% due 04/15/2035 - 03/15/2042	25,574	28,393
6.000% due 07/15/2037 - 08/15/2037	84	95
Small Business Administration
4.430% due 05/01/2029	696	760

5.520% due 06/01/2024		3	4

Total U.S. Government Agencies (Cost $483,134)			499,715

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Bonds
3.000% due 11/15/2044		3,150	3,067
3.125% due 08/15/2044		30,500	30,409
4.500% due 08/15/2039		20,100	25,067
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (j)		22,306	22,099
0.125% due 07/15/2022 (j)		36,934	36,636
0.250% due 01/15/2025		15,982	15,656
0.375% due 07/15/2023 (j)		58,455	58,620
2.000% due 01/15/2026		2,861	3,278
2.375% due 01/15/2025		137,747	161,842
2.375% due 01/15/2027		35,781	42,714
U.S. Treasury Notes
0.250% due 10/15/2015 (j)		3,403	3,405
2.125% due 05/15/2025		19,900	19,508
2.375% due 08/15/2024 (j)(l)		92,100	92,467

Total U.S. Treasury Obligations (Cost $529,111)			514,768

MORTGAGE-BACKED SECURITIES 8.0%
American Home Mortgage Investment Trust
2.423% due 02/25/2045		13	13
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	995	1,114
Banc of America Commercial Mortgage Trust
5.749% due 06/10/2049		$2,900	3,067
5.916% due 05/10/2045		300	305
Banc of America Funding Trust
2.499% due 06/25/2034		47	48
2.699% due 05/25/2035		15	16
Banc of America Mortgage Trust
2.711% due 07/25/2035 ^		2,259	2,104
2.782% due 05/25/2033		65	66
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		18	18
BCRR Trust
5.858% due 07/17/2040		442	455
Bear Stearns Adjustable Rate Mortgage Trust
2.622% due 11/25/2034		130	127
2.841% due 12/25/2035		72	73
3.033% due 11/25/2034		31	31
Bear Stearns ALT-A Trust
2.635% due 09/25/2035		28	24
Chase Mortgage Finance Trust
4.664% due 12/25/2035 ^		1,892	1,819
5.465% due 09/25/2036 ^		1,027	921
6.000% due 12/25/2036		423	387
Citigroup Mortgage Loan Trust, Inc.
2.510% due 10/25/2035		22	22
2.660% due 05/25/2035		36	36
Commercial Mortgage Trust
5.543% due 12/11/2049		3,800	3,927
Countrywide Alternative Loan Trust
0.377% due 09/25/2046 ^		4,734	4,082
0.467% due 02/25/2037		444	358
5.500% due 07/25/2035 ^		16	15
6.000% due 05/25/2037 ^		4,322	3,574
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036 ^		24	22
2.429% due 11/25/2034		1,233	1,173
2.494% due 02/20/2035		149	148
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,864	4,035
5.383% due 02/15/2040		81	85
Deutsche ALT-A Securities, Inc.
0.517% due 02/25/2036		10,998	8,739
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		6,900	7,752
Granite Master Issuer PLC
0.387% due 12/20/2054		391	389
0.750% due 12/20/2054	GBP	8,514	13,325
0.830% due 12/20/2054		4,283	6,713
Granite Mortgages PLC
0.382% due 01/20/2044	EUR	53	59
0.949% due 01/20/2044	GBP	47	74
0.952% due 09/20/2044		248	389
Greenwich Capital Commercial Funding Corp.
6.013% due 07/10/2038		$5,564	5,688
GSR Mortgage Loan Trust
2.682% due 09/25/2035		57	57
4.830% due 11/25/2035 ^		2,440	2,224

4.947% due 11/25/2035	62	59
6.000% due 02/25/2036	18,185	15,720
6.000% due 07/25/2037 ^	5,257	4,769
HarborView Mortgage Loan Trust
0.358% due 12/19/2036 ^	713	530
0.408% due 05/19/2035	28	24
0.428% due 06/19/2035	5,007	4,362
0.428% due 12/19/2036 ^	7,926	5,453
4.453% due 06/19/2036 ^	2,899	2,041
Impac Secured Assets Trust
0.357% due 01/25/2037	10,359	9,039
IndyMac Mortgage Loan Trust
2.939% due 06/25/2036	7,674	6,145
JPMorgan Alternative Loan Trust
2.630% due 05/25/2036 ^	4,463	3,657
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	1,630	1,703
5.397% due 05/15/2045	1,801	1,866
5.439% due 01/15/2049	28,263	29,884
JPMorgan Mortgage Trust
2.555% due 10/25/2036 ^	3,567	3,235
2.594% due 02/25/2035	12	12
2.927% due 07/25/2035	802	795
5.534% due 10/25/2036	540	478
5.750% due 01/25/2036 ^	93	83
LB Commercial Mortgage Trust
6.056% due 07/15/2044	27,884	30,096
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039	7,946	8,111
Leek Finance PLC
0.501% due 12/21/2038	5,495	5,700
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	6,186	5,924
MASTR Adjustable Rate Mortgages Trust
2.352% due 07/25/2035 ^	1,123	959
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	122	117
0.666% due 06/15/2030	2	2
Merrill Lynch Mortgage Investors Trust
0.397% due 02/25/2036	90	83
0.437% due 11/25/2035	83	79
2.224% due 05/25/2033	69	67
4.612% due 09/25/2035 ^	2,900	2,639
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,460	1,523
5.485% due 03/12/2051	100	106
Morgan Stanley Capital Trust
5.610% due 04/15/2049	475	479
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	60	60
Nomura Asset Acceptance Corp Alternative Loan Trust
4.976% due 05/25/2035	180	168
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,573	1,413
Residential Accredit Loans, Inc. Trust
0.337% due 02/25/2037	4,039	3,269
0.372% due 08/25/2036	7,217	5,755
0.377% due 07/25/2036	7,167	5,784
0.377% due 09/25/2036	12,535	9,974
Structured Adjustable Rate Mortgage Loan Trust
1.574% due 01/25/2035	66	53
2.496% due 08/25/2034	110	109
2.637% due 02/25/2034	68	68
Structured Asset Mortgage Investments Trust
0.467% due 02/25/2036	37	30
Thornburg Mortgage Securities Trust
1.434% due 06/25/2047 ^	4,126	3,705
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	105
5.749% due 07/15/2045	4,021	4,163
WaMu Mortgage Pass-Through Certificates Trust
1.358% due 11/25/2042	11	10
2.187% due 10/25/2046	302	280
4.362% due 02/25/2037 ^	1,388	1,298
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036 ^	1,522	1,449
2.616% due 01/25/2035	67	68
2.621% due 03/25/2036	101	101
5.586% due 12/25/2036	2,974	2,888
6.000% due 04/25/2037 ^	6,661	6,562

Total Mortgage-Backed Securities (Cost $260,460)		266,526

ASSET-BACKED SECURITIES 4.1%
Accredited Mortgage Loan Trust
0.317% due 02/25/2037	5,411	5,185

0.650% due 09/25/2035		6,000	5,549
ACE Securities Corp Home Equity Loan Trust
0.247% due 10/25/2036		26	14
Asset-Backed Securities Corp. Home Equity Loan Trust
0.737% due 09/25/2034		13	14
0.827% due 07/25/2035		2,000	1,828
Bear Stearns Asset-Backed Securities Trust
0.347% due 08/25/2036		4,503	3,933
0.427% due 06/25/2047		7,000	5,950
Citigroup Mortgage Loan Trust, Inc.
0.387% due 05/25/2037		9,884	7,232
0.787% due 09/25/2035 ^		3,600	2,295
Cornerstone CLO Ltd.
0.495% due 07/15/2021		10,185	10,077
Countrywide Asset-Backed Certificates
0.367% due 06/25/2047		3,627	3,310
0.435% due 04/25/2036		1,129	1,125
0.667% due 12/25/2031		4	3
Duane Street CLO Ltd.
0.526% due 01/11/2021		1,669	1,663
Elm CLO Ltd.
1.674% due 01/17/2023		5,485	5,494
First Franklin Mortgage Loan Trust
0.327% due 09/25/2036		7,340	6,962
0.677% due 09/25/2035		764	747
GSAMP Trust
0.237% due 12/25/2046		4,859	2,875
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.227% due 04/25/2038		1,163	1,161
MASTR Asset-Backed Securities Trust
0.397% due 05/25/2037		11,000	8,154
0.477% due 12/25/2035		4,775	4,296
Morgan Stanley ABS Capital, Inc. Trust
0.277% due 01/25/2037		4,651	2,743
0.347% due 09/25/2036		18,514	11,021
Morgan Stanley Home Equity Loan Trust
0.287% due 12/25/2036		6,861	4,294
Option One Mortgage Loan Trust
0.327% due 01/25/2037		4,415	2,724
Penta CLO S.A.
0.268% due 06/04/2024	EUR	542	598
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		$10,384	9,794
Securitized Asset-Backed Receivables LLC Trust
1.147% due 01/25/2036 ^		2,996	2,511
SLM Private Education Loan Trust
3.436% due 05/16/2044		900	943
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	6,449	7,085
0.777% due 10/25/2017		$1,100	1,100
Structured Asset Securities Corp. Mortgage Loan Trust
0.357% due 12/25/2036		1,941	1,722
0.507% due 05/25/2037		6,319	5,791
Symphony CLO LP
1.576% due 04/16/2022		8,000	8,006
Wells Fargo Home Equity Asset-Backed Securities Trust
0.777% due 11/25/2035		1,000	911

Total Asset-Backed Securities (Cost $127,206)			137,119

SOVEREIGN ISSUES 13.4%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	122
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	697
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (d)	BRL	83,000	24,940
0.000% due 04/01/2016 (d)		114,800	33,384
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		30,100	8,733
10.000% due 01/01/2025		220,900	61,503
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	18,875
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025 (g)	EUR	40,900	42,394
3.750% due 09/01/2024		65,400	81,722
4.000% due 02/01/2037		19,750	24,718
4.750% due 09/01/2044 (g)		6,400	8,992
5.000% due 09/01/2040		9,150	13,107
Korea Development Bank
3.250% due 09/20/2016		$1,200	1,230
4.375% due 08/10/2015		2,500	2,510
Korea Housing Finance Corp.
4.125% due 12/15/2015		500	507

Mexico Government International Bond
3.500% due 12/14/2017	MXN	121,366	8,215
4.000% due 11/15/2040 (e)		2,638	181
4.750% due 06/14/2018		93,100	5,955
5.000% due 06/16/2016 (e)		5,857	391
Province of Ontario
1.000% due 07/22/2016		$100	101
1.650% due 09/27/2019		2,000	1,992
4.000% due 10/07/2019		300	328
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,862
Republic of Greece Government International Bond
3.000% due 02/24/2028	EUR	1,600	712
3.000% due 02/24/2036		600	256
4.500% due 11/08/2016	JPY	1,010,000	4,518
4.500% due 07/03/2017		400,000	1,765
4.750% due 04/17/2019	EUR	6,200	3,876
Slovenia Government International Bond
5.250% due 02/18/2024		$6,500	7,118
Spain Government International Bond
1.600% due 04/30/2025	EUR	27,350	28,735
2.750% due 10/31/2024		16,400	19,019
3.800% due 04/30/2024		9,300	11,704
4.400% due 10/31/2023		5,000	6,554
5.150% due 10/31/2044		5,900	8,800

Total Sovereign Issues (Cost $469,769)			446,516

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% (f)		9,550	11,224

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		24,000	0

Total Convertible Preferred Securities (Cost $11,809)			11,224

PREFERRED SECURITIES 1.5%
BANKING & FINANCE 0.9%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)		1,100	1,367
GMAC Capital Trust
8.125% due 02/15/2040		1,068,600	27,762

			29,129

UTILITIES 0.6%
Qwest Corp.
7.375% due 06/01/2051		821,600	21,356

Total Preferred Securities (Cost $50,071)			50,485

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.8%
CERTIFICATES OF DEPOSIT 1.5%
Credit Suisse
0.689% due 12/07/2015		$25,200	25,207
Intesa Sanpaolo SpA
1.656% due 04/11/2016		25,300	25,365

			50,572

REPURCHASE AGREEMENTS (g) 1.3%			43,790

JAPAN TREASURY BILLS 10.1%
0.000% due 07/21/2015 - 09/24/2015 (c)(d)	JPY	41,340,000	337,805

U.S. TREASURY BILLS 8.9%
0.020% due 08/06/2015 - 11/12/2015 (c)(j)(l)	$297,462	297,460

Total Short-Term Instruments (Cost $733,886)		729,627

Total Investments in Securities (Cost $3,627,636)		3,631,913

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	6,923,257	68,665

Total Short-Term Instruments (Cost $68,667)		68,665

Total Investments in Affiliates (Cost $68,667)		68,665

Total Investments 111.0% (Cost $3,696,303)		$3,700,578
Financial Derivative Instruments (h)(j) (4.5%) (Cost or Premiums, net $(13,967))		(151,832)
Other Assets and Liabilities, net (6.5%)		(215,813)

Net Assets 100.0%		$3,332,933

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.050%	05/12/2015	12/31/2015	EUR	39,279	Italy Buoni Poliennali Del Tesoro 5.500% due 11/01/2022	$(42,630)	$43,790	$43,790

Total Repurchase Agreements							$(42,630)	$43,790	$43,790

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	0.150%	05/12/2015	05/08/2017	EUR	(39,280)	$(43,782)

Total Reverse Repurchase Agreements						$(43,782)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $75,276 at a weighted average interest rate of (0.028%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$133,900	$(134,205)	$(133,095)
Fannie Mae	3.500	07/01/2045	78,500	(81,369)	(80,749)
Fannie Mae	3.500	08/01/2045	31,000	(31,746)	(31,806)
Fannie Mae	4.000	07/01/2045	128,000	(136,059)	(135,447)
Fannie Mae	4.000	08/01/2045	371,800	(392,492)	(392,562)
Fannie Mae	4.500	07/01/2045	7,000	(7,568)	(7,563)
Fannie Mae	4.500	08/13/2045	15,000	(16,197)	(16,183)

Total Short Sales				$(799,636)	$(797,405)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $42,463 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,766	$2,766	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	3,334	(4,585)	84	0
90-Day Eurodollar June Futures	Short	06/2016	84	(36)	1	0
90-Day Eurodollar March Futures	Short	03/2016	729	(336)	9	0
90-Day Eurodollar September Futures	Short	09/2015	640	(257)	0	(8)
90-Day Eurodollar September Futures	Short	09/2016	12	(4)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	403	(312)	0	(774)
E-mini S&P 500 Index September Futures	Short	09/2015	1,517	149	0	(365)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	834	(3,925)	753	(2,287)
U.S. Treasury 5-Year Note September Futures	Short	09/2015	1,237	182	48	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	921	(511)	0	(29)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	250	(1,047)	0	(16)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	547	(1,475)	0	(34)

Total Futures Contracts				$(9,391)	$895	$(3,513)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$261,063	$16,628	$(1,333)	$1,321	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	3,400	49	(17)	3	0

				$16,677	$(1,350)	$1,324	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$1,032,700	$(1,456)	$(474)	$70	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		589,700	(3,892)	(2,164)	37	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		350,600	(757)	(312)	17	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,195,100	(7,060)	(1,635)	259	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		8,500	(65)	(26)	2	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		287,500	99	(1,287)	85	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		466,200	1,960	(324)	28	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		18,600	146	(48)	14	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		8,100	(74)	15	0	(4)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		100,300	5,156	393	393	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	330,550	16,410	23,237	0	(3,812)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	22,000	(133)	18	0	(158)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		52,200	(726)	(218)	0	(605)
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	12,800	18	(8)	1	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		663,000	675	(191)	65	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		97,000	166	(49)	10	0
Pay	28-Day MXN-TIIE	5.000	06/11/2018		21,000	16	0	3	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		210,500	(70)	126	70	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		435,700	110	101	153	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		522,400	(152)	(470)	235	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		158,600	(56)	(56)	72	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		112,100	(29)	(29)	51	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		529,800	(612)	(319)	241	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		167,400	43	83	85	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		55,000	(72)	(121)	35	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		197,400	(451)	(451)	132	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		290,000	(622)	(634)	194	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		28,000	26	21	19	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		166,500	4	4	115	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		52,000	(5)	(5)	19	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		145,100	97	97	101	0

						$8,694	$15,274	$2,506	$(4,579)

Total Swap Agreements						$25,371	$13,924	$3,830	$(4,579)

(4)	Unsettled variation margin asset of $140 and liability of $(178) for closed swap agreements is outstanding at period end.

(j)	Securities with an aggregate market value of $88,551 and cash of $17,924 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$63,054	GBP	40,081	$0	$(77)
	08/2015	GBP	40,081		$63,041	77	0
BOA	07/2015	KRW	13,297,986		11,969	73	0
	07/2015	MXN	61,925		3,942	4	0
	07/2015		$5,990	KRW	6,648,993	0	(29)
	07/2015		453	MXN	6,988	0	(8)
	08/2015	SEK	965		$116	0	(1)
	05/2016	BRL	63,871		18,212	0	(359)

	06/2016	EUR	64,417		88,195	15,856	0
	06/2016		$70,615	EUR	64,417	2,359	(635)
BPS	07/2015	BRL	48,105		$15,498	25	0
	07/2015	CAD	566		453	0	0
	07/2015	DKK	2,560		372	0	(10)
	07/2015	JPY	36,683,300		303,423	4,906	(1,258)
	07/2015	MXN	45,977		2,963	39	0
	07/2015		$15,505	BRL	48,105	0	(32)
	07/2015		18,105	JPY	2,267,300	421	0
	07/2015		412	MXN	6,428	0	(3)
	08/2015		15,325	BRL	48,105	0	(31)
	09/2015	JPY	13,830,000		$112,252	0	(880)
	01/2016	DKK	29,175		4,539	156	0
	04/2016	BRL	114,800		32,112	0	(1,563)
BRC	07/2015	ZAR	5,170		423	0	0
	06/2016	EUR	12,114		16,657	3,049	0
CBK	07/2015	CAD	8,981		7,221	30	0
	07/2015		$1,736	AUD	2,277	21	0
	07/2015		4,358	EUR	3,882	0	(31)
	07/2015		1,043	GBP	685	33	0
	07/2015		298	MXN	4,599	0	(5)
	08/2015	DKK	1,660		$255	6	0
	09/2015	JPY	6,990,000		56,697	0	(472)
	09/2015		$42,977	MXN	679,406	0	(21)
DUB	07/2015	BRL	63,898		$20,595	43	0
	07/2015	GBP	43,590		66,796	0	(1,695)
	07/2015	KRW	40,621,315		37,508	1,250	0
	07/2015		$23,553	BRL	63,898	0	(3,001)
	08/2015	EUR	6,500		$8,712	1,462	0
	10/2015	DKK	10,126		1,566	49	0
	01/2016	BRL	83,000		24,284	0	(769)
	01/2016	DKK	68,676		10,600	283	0
	02/2016	EUR	16,650		22,406	3,776	0
	06/2016		8,010		10,567	1,645	(72)
	06/2016		$10,826	EUR	8,010	0	(1,832)
FBF	07/2015		421	MXN	6,459	0	(10)
GLM	07/2015	BRL	94,155		$30,347	64	0
	07/2015	INR	202,649	EUR	2,843	0	(14)
	07/2015	MXN	316,970		$20,735	576	0
	07/2015		$29,446	BRL	94,155	837	0
	07/2015		135,845	JPY	16,799,700	1,424	0
	07/2015		528	MXN	8,052	0	(16)
	08/2015	EUR	4,929		$5,519	22	0
	08/2015	JPY	14,976,000		121,067	0	(1,349)
	08/2015	NOK	775		102	3	0
	10/2015	DKK	25,466		3,940	125	0
	01/2016		20,161		3,129	100	0
	07/2016	BRL	94,155		26,275	0	(593)
HUS	07/2015	EUR	344,195		376,354	0	(7,372)
	07/2015	SGD	336		247	0	(2)
	10/2015	DKK	17,483		2,714	95	0
JPM	07/2015	EUR	33,641		37,601	141	(45)
	07/2015	INR	215,836	EUR	3,028	0	(15)
	07/2015		$6,977		6,140	0	(132)
	07/2015		4,433	GBP	2,824	19	(15)
	10/2015	DKK	41,832		$6,418	151	(1)
	05/2016	BRL	87,292		24,764	0	(618)
MSB	07/2015		94,155		29,231	0	(1,053)
	07/2015		$30,118	BRL	94,155	216	(51)
	08/2015	SAR	6,424		$1,711	0	(2)
	08/2015		$1,709	SAR	6,424	4	0
	05/2016	BRL	21,447		$6,087	0	(149)
	06/2016	EUR	17,011		23,396	4,294	0
	06/2016		$18,504	EUR	17,011	597	0
NAB	06/2016	EUR	37,010		$50,817	9,250	0
	06/2016		$19,854	EUR	18,317	723	0
	07/2016	EUR	37,600		$51,008	8,718	0
	07/2016		$41,332	EUR	37,600	958	0
RBC	07/2015		61,809	MXN	951,729	0	(1,278)
SCX	07/2015	EUR	5,871	INR	418,485	29	0
	07/2015	KRW	15,724,676		$14,132	96	0
	07/2015	MXN	360,075		23,098	197	0
	07/2015		$360,938	EUR	322,107	0	(1,837)
	08/2015	EUR	322,107		$361,092	1,838	0
	09/2015	HKD	3,946		509	0	0
	09/2015		$22,963	MXN	360,075	0	(197)
TDM	07/2015	BRL	35,114		$11,322	28	0
	07/2015		$11,318	BRL	35,114	0	(24)
UAG	07/2015	EUR	2,517		$2,752	0	(54)
	07/2015	JPY	2,903,700		23,482	0	(244)
	07/2015	MXN	206,737		13,483	335	0
	07/2015	SGD	68,350		51,121	390	0
	07/2015		$54,503	EUR	48,224	0	(740)
	07/2015		480	MXN	7,429	0	(8)
	08/2015		1,863	EUR	1,678	8	0
	08/2015		755	INR	48,682	4	0
	01/2016	DKK	23,565		$3,456	0	(85)

Total Forward Foreign Currency Contracts						$66,805	$(28,688)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	14,700	$281	$288
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		$9,448	101	101
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		17,400	310	27
	Put - OTC USD versus BRL		3.000	07/09/2015		17,700	309	14
GLM	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		24,153	257	258
	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		14,300	30	3
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		904	86	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		905	86	2
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		905	86	9
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		24,444	661	113
	Call - OTC USD versus CNH		7.400	02/02/2016		24,444	145	10
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		16,500	289	8
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		4,800	15	1
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		24,444	514	73
	Call - OTC USD versus CNH		7.500	02/02/2016		24,444	134	9

							$3,304	$916

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$103,200	$115	$130
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	64,900	71	82
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	578,600	644	745
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	81,400	4,058	4,066
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	60,500	3,020	3,114
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	99,900	759	71
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	635,800	708	801
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	316,400	316	399
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	191,600	211	245
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	647,800	1,522	1,404
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	638,800	1,661	1,466

							$13,085	$12,523

Interest Rate-capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$55,300	$133	$11

Total Purchased Options						$16,522	$13,450

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	24,000	$(51)	$(49)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		17,500	(25)	(36)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		24,200	(35)	(50)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		22,900	(30)	(47)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		41,700	(59)	(85)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		31,400	(55)	(55)

							$(255)	$(322)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	22,269	$(324)	$(53)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	45,800	(354)	(312)
	Call - OTC EUR versus USD		1.150	08/10/2015		45,800	(621)	(305)
	Put - OTC EUR versus USD		1.050	09/28/2015		14,700	(105)	(115)
	Put - OTC EUR versus USD		1.075	09/28/2015		14,700	(176)	(185)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$503	(11)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	29,573	(231)	(341)
	Call - OTC EUR versus AUD		1.490	09/28/2015		29,573	(441)	(412)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		$14,172	(87)	(71)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	41,632	(211)	(75)
	Call - OTC CAD versus MXN		13.000	08/04/2015		19,363	(260)	(46)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$34,800	(318)	(3)
	Put - OTC USD versus BRL		2.910	07/09/2015		35,400	(326)	(2)
	Call - OTC USD versus BRL		3.620	09/10/2015		13,406	(298)	(40)
GLM	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		36,230	(222)	(181)
	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		22,000	(124)	(123)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		13,909	(447)	(228)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		48,888	(515)	(47)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		33,000	(284)	(2)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		48,888	(448)	(38)

							$(5,803)	$(2,581)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(8)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(18)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	(3)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	(3)

						$(482)	$(32)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$11,200	$(22)	$(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	34,700	(377)	(214)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	65,300	(793)	(624)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	64,700	(1,181)	(893)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	78,100	(1,612)	(1,010)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	111,400	(1,936)	(1,404)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	23,500	(760)	(65)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	31,000	(91)	(103)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	131,000	(1,852)	(1,251)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	636,600	(1,337)	(1,370)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	638,800	(1,341)	(1,482)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	9,600	(70)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	9,600	(66)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	341,800	(5,861)	(4,090)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	79,400	(796)	(1,958)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	125,800	(1,531)	(533)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	41,500	(468)	(88)

							$(20,094)	$(15,174)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$110,600	$(133)	$(5)

Total Written Options						$(26,767)	$(18,114)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.305%		$2,300	$28	$(8)	$20	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		10,900	(156)	100	0	(56)
	General Electric Capital Corp.	1.000	12/20/2015	0.121		3,000	(59)	72	13	0
	Italy Government International Bond	1.000	06/20/2019	1.134		1,000	(18)	13	0	(5)
	MetLife, Inc.	1.000	12/20/2015	0.112		4,200	(203)	222	19	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		300	(4)	4	0	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		20,800	(50)	60	10	0
	Prudential Financial, Inc.	1.000	12/20/2015	0.111		2,200	(64)	74	10	0
BRC	General Electric Capital Corp.	1.000	09/20/2016	0.181		5,300	59	(4)	55	0
	Italy Government International Bond	1.000	06/20/2017	0.766		2,900	11	3	14	0
	Russia Government International Bond	1.000	09/20/2015	2.462		800	(7)	4	0	(3)
CBK	Brazil Government International Bond	1.000	09/20/2015	0.841		1,000	(16)	17	1	0
	Brazil Government International Bond	1.000	09/20/2017	1.710		3,400	(7)	(45)	0	(52)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		11,500	(139)	80	0	(59)
	MetLife, Inc.	1.000	12/20/2015	0.112		2,300	(84)	94	10	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		700	(11)	12	1	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.207		1,600	25	(9)	16	0
	China Government International Bond	1.000	12/20/2019	0.787		6,200	44	15	59	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		3,000	37	(30)	7	0
	Indonesia Government International Bond	1.000	06/20/2017	0.738		700	(21)	25	4	0
	Italy Government International Bond	1.000	09/20/2016	0.587		1,200	9	(3)	6	0
	Italy Government International Bond	1.000	03/20/2019	1.096		4,800	(78)	63	0	(15)
	Italy Government International Bond	1.000	06/20/2019	1.134		1,800	(33)	24	0	(9)
	Italy Government International Bond	1.000	09/20/2019	1.166		400	0	(3)	0	(3)
	JPMorgan Chase & Co.	1.000	09/20/2016	0.287		5,300	69	(21)	48	0
FBF	Verizon Communications, Inc.	1.000	09/20/2018	0.464		1,000	27	(10)	17	0
	Vodafone Group PLC	1.000	03/20/2016	0.213		3,200	46	(27)	19	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		2,700	(34)	20	0	(14)
	MetLife, Inc.	1.000	09/20/2015	0.112		3,700	(238)	246	8	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841		1,100	(11)	12	1	0
	Brazil Government International Bond	1.000	12/20/2015	0.841		16,300	(92)	109	17	0
	Brazil Government International Bond	1.000	12/20/2019	2.391		4,000	(122)	(109)	0	(231)
	Italy Government International Bond	1.000	09/20/2016	0.587		2,500	19	(6)	13	0
	Italy Government International Bond	1.000	03/20/2019	1.096		4,800	(81)	66	0	(15)
	Mexico Government International Bond	1.000	12/20/2016	0.647		100	1	0	1	0
	U.S. Treasury Notes	0.250	06/20/2017	0.109	EUR	2,100	(4)	11	7	0
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841		$13,000	(177)	185	8	0
	China Government International Bond	1.000	12/20/2019	0.787		103,200	735	242	977	0
	MetLife, Inc.	1.000	09/20/2015	0.112		5,800	(344)	357	13	0
	Mexico Government International Bond	1.000	12/20/2016	0.647		1,200	16	(9)	7	0
MYC	Brazil Government International Bond	1.950	08/20/2016	1.034		500	0	9	9	0
	Italy Government International Bond	1.000	06/20/2017	0.766		2,900	10	4	14	0
	Italy Government International Bond	1.000	03/20/2019	1.096		2,500	(41)	33	0	(8)
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		500	(5)	5	0	0
	Indonesia Government International Bond	1.000	06/20/2017	0.738		900	(28)	33	5	0

							$(991)	$1,930	$1,409	$(470)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$20,459	$(4,069)	$248	$0	$(3,821)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	335	(21)	314	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	2,500	334	(20)	314	0
	MCDX-24 5-Year Index	1.000	06/20/2020	1,900	6	(6)	0	0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	12/20/2017	289	0	3	3	0
	MCDX-24 5-Year Index	1.000	06/20/2020	1,700	5	(5)	0	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	579	0	7	7	0
MYC	MCDX-24 5-Year Index	1.000	06/20/2020	1,400	4	(4)	0	0

					$(3,385)	$202	$638	$(3,821)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,610	$(1)	$95	$94	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		320	2	(33)	0	(31)
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	40,600	(74)	(447)	0	(521)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		85,800	147	(362)	0	(215)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		21,400	21	(31)	0	(10)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		20,800	55	17	72	0
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	27,200	(30)	548	518	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	810	6	41	47	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	270,700	(524)	(2,948)	0	(3,472)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		156,000	501	(1,555)	0	(1,054)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		76,100	68	(258)	0	(190)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		37,800	4	(22)	0	(18)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	28,900	(4)	571	567	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	630	(1)	3	2	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	11,500	5	(11)	0	(6)
DUB	Pay	1-Year BRL-CDI	11.160	01/04/2021		50,800	(92)	(560)	0	(652)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		61,700	(3)	(151)	0	(154)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		60,800	34	(64)	0	(30)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		13,100	31	14	45	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	600	4	(2)	2	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		1,150	1	69	70	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		524	(2)	(2)	0	(4)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		600	5	22	27	0
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	18,400	75	(199)	0	(124)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		49,600	(28)	(96)	0	(124)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		35,600	95	28	123	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	12,260	0	(478)	0	(478)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	66,600	2	(35)	0	(33)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	42,700	(142)	881	739	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		58,300	(5)	1,281	1,276	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		55,400	(7)	528	521	0
HUS	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	109,800	404	(1,146)	0	(742)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		55,500	(70)	(69)	0	(139)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		68,800	(78)	44	0	(34)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		94,500	230	96	326	0
	Pay	28-Day MXN-TIIE	5.000	06/11/2018	MXN	9,000	(15)	22	7	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	700	5	26	31	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		890	2	52	54	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	77,400	33	(71)	0	(38)

							$654	$(4,202)	$4,521	$(8,069)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	802,349	3-Month USD-LIBOR plus a specified spread	08/14/2015	$2,880,869		$(178,039)	$0	$(178,039)
GST	Pay	S&P 500 Total Return Index	29,085	3-Month USD-LIBOR plus a specified spread	07/15/2015	112,824		1,951	1,951	0

								$(176,088)	$1,951	$(178,039)

Total Swap Agreements							$(3,722)	$(178,158)	$8,519	$(190,399)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $187,836 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$24,036	$0	$24,036
Corporate Bonds & Notes
Banking & Finance	0	665,691	0	665,691
Industrials	0	100,447	1,203	101,650
Utilities	0	159,515	0	159,515
Municipal Bonds & Notes
California	0	9,618	0	9,618
Illinois	0	461	0	461
Iowa	0	49	0	49
New Jersey	0	1,625	0	1,625
New York	0	6,227	0	6,227
Ohio	0	2,241	0	2,241
Tennessee	0	127	0	127
Washington	0	4,474	0	4,474
West Virginia	0	219	0	219
U.S. Government Agencies	0	499,715	0	499,715
U.S. Treasury Obligations	0	514,768	0	514,768
Mortgage-Backed Securities	0	266,526	0	266,526
Asset-Backed Securities	0	137,119	0	137,119
Sovereign Issues	0	446,516	0	446,516
Convertible Preferred Securities
Banking & Finance	0	11,224	0	11,224
Preferred Securities
Banking & Finance	27,762	1,367	0	29,129
Utilities	0	21,356	0	21,356
Short-Term Instruments
Certificates of Deposit	0	50,572	0	50,572
Repurchase Agreements	0	43,790	0	43,790
Japan Treasury Bills	0	337,805	0	337,805
U.S. Treasury Bills	0	297,460	0	297,460
	$27,762	$3,602,948	$1,203	$3,631,913

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68,665	$0	$0	$68,665

Total Investments	$96,427	$3,602,948	$1,203	$3,700,578

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(797,405)	$0	$(797,405)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	895	3,830	0	4,725
Over the counter	0	88,774	0	88,774
	$895	$92,604	$0	$93,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,513)	(4,579)	0	(8,092)
Over the counter	(55)	(237,146)	0	(237,201)

	$(3,568)	$(241,725)	$0	$(245,293)

Totals	$93,754	$2,656,422	$1,203	$2,751,379

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Small Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.1%
BANK LOAN OBLIGATIONS 0.3%
Community Health Systems, Inc.
3.534% due 12/31/2018		$992	$993
HCA, Inc.
2.937% due 03/31/2017		3,069	3,071

Total Bank Loan Obligations (Cost $4,052)			4,064

CORPORATE BONDS & NOTES 21.9%
BANKING & FINANCE 13.6%
Ally Financial, Inc.
6.250% due 12/01/2017		800	856
American Honda Finance Corp.
0.771% due 10/07/2016		3,100	3,113
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,910
Banco do Brasil S.A.
3.875% due 10/10/2022		700	637
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,000	1,015
Banco Santander Chile
1.875% due 01/19/2016		1,000	1,003
Bank of America Corp.
0.604% due 08/15/2016		400	398
1.500% due 10/09/2015		700	702
5.650% due 05/01/2018		100	110
6.100% due 03/17/2025 (e)		5,300	5,240
6.400% due 08/28/2017		200	219
6.500% due 08/01/2016		12,425	13,109
6.875% due 04/25/2018		3,700	4,180
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.692% due 03/10/2017		7,100	7,098
Barclays Bank PLC
7.750% due 04/10/2023		400	434
14.000% due 06/15/2019 (e)	GBP	5,600	11,492
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	205
6.500% due 03/10/2021		200	217
6.750% due 09/30/2022		3,900	4,305
7.250% due 04/22/2020		400	444
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,817
Caixa Economica Federal
4.250% due 05/13/2019		$200	199
Citigroup, Inc.
0.551% due 06/09/2016		4,600	4,580
0.954% due 11/15/2016		7,000	7,014
1.237% due 07/25/2016		8,600	8,627
1.300% due 04/01/2016		1,000	1,002
5.950% due 05/15/2025 (e)		1,100	1,063
Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,108
Deutsche Bank AG
0.754% due 05/30/2017		1,700	1,690
E*TRADE Financial Corp.
5.375% due 11/15/2022		5,800	5,960
Eksportfinans ASA
2.000% due 09/15/2015		700	701
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,900	2,904
2.500% due 01/15/2016		2,700	2,722
5.625% due 09/15/2015		5,069	5,115
8.000% due 12/15/2016		200	218
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,705
2.750% due 05/15/2016		700	708
4.750% due 08/15/2017		10,270	10,846
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		1,700	1,700
International Lease Finance Corp.
6.750% due 09/01/2016		3,475	3,662
Intesa Sanpaolo SpA
3.125% due 01/15/2016		5,400	5,442
JPMorgan Chase & Co.
0.902% due 02/26/2016		7,000	7,011

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,600	3,926
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,600	2,979
Morgan Stanley
3.800% due 04/29/2016		1,300	1,329
MUFG Union Bank N.A.
0.679% due 05/05/2017		4,000	3,996
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	200	182
New York Life Global Funding
0.627% due 05/23/2016		$3,425	3,435
Novo Banco S.A.
2.625% due 05/08/2017	EUR	2,800	3,047
NRAM PLC
5.625% due 06/22/2017		$1,100	1,200
Nykredit Realkredit A/S
2.000% due 10/01/2015	DKK	33,800	5,085
2.000% due 01/01/2016		4,000	605
2.000% due 04/01/2016		8,600	1,306
Prudential Covered Trust
2.997% due 09/30/2015		$9,100	9,148
Rabobank Group
0.562% due 11/23/2016		6,600	6,606
6.875% due 03/19/2020	EUR	600	789
Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	36,800	5,562
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)		$100	118
Royal Bank of Scotland PLC
13.125% due 03/19/2022	AUD	1,100	972
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$4,100	4,101
State Bank of India
4.500% due 07/27/2015		100	100
Stone Street Trust
5.902% due 12/15/2015		200	204
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,312	1,180
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		200	200
UBS AG
5.125% due 05/15/2024		3,700	3,667
Wells Fargo & Co.
1.250% due 07/20/2016		2,900	2,913
3.500% due 03/08/2022		38	39

			196,170

INDUSTRIALS 5.3%
AbbVie, Inc.
1.040% due 11/06/2015		5,400	5,408
1.800% due 05/14/2018		500	498
2.500% due 05/14/2020		300	297
3.200% due 11/06/2022		100	99
3.600% due 05/14/2025		200	198
4.500% due 05/14/2035		100	98
4.700% due 05/14/2045		100	99
Actavis Funding SCS
1.543% due 03/12/2020		1,100	1,113
3.800% due 03/15/2025		1,100	1,081
Braskem Finance Ltd.
5.750% due 04/15/2021		2,500	2,387
Cisco Systems, Inc.
0.333% due 09/03/2015		12,700	12,699
Cox Communications, Inc.
5.500% due 10/01/2015		1,176	1,189
Daimler Finance North America LLC
0.958% due 08/01/2016		3,600	3,616
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		3,000	3,051
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,100	1,186
Enbridge, Inc.
0.934% due 10/01/2016		2,500	2,497
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	761
HJ Heinz Co. (a)
1.600% due 06/30/2017		300	300
2.000% due 07/02/2018		300	300
2.800% due 07/02/2020		200	200
3.500% due 07/15/2022		100	101
3.950% due 07/15/2025		100	101
5.000% due 07/15/2035		100	102
5.200% due 07/15/2045		100	103

Kroger Co.
0.804% due 10/17/2016		3,400	3,403
MGM Resorts International
6.625% due 07/15/2015		3,450	3,454
PepsiCo, Inc.
0.478% due 07/30/2015		10,000	10,001
President and Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,510
QUALCOMM, Inc.
4.650% due 05/20/2035		200	194
4.800% due 05/20/2045		300	288
Reynolds American, Inc.
1.050% due 10/30/2015		1,100	1,096
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	604
Thomson Reuters Corp.
1.300% due 02/23/2017		9,800	9,780
Total Capital Canada Ltd.
0.655% due 01/15/2016		1,000	1,002
UAL Pass-Through Trust
10.400% due 05/01/2018		25	27
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	5,310	6,393
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,600	1,552

			76,788

UTILITIES 3.0%
AT&T, Inc.
0.702% due 03/30/2017		4,500	4,486
BellSouth Corp.
4.821% due 04/26/2021		5,200	5,350
Petrobras Global Finance BV
2.000% due 05/20/2016		7,300	7,232
2.415% due 01/15/2019		300	278
2.643% due 03/17/2017		100	98
3.163% due 03/17/2020		1,100	1,050
3.750% due 01/14/2021	EUR	300	310
6.250% due 12/14/2026	GBP	300	420
Shell International Finance BV
0.484% due 11/15/2016		$2,500	2,505
Verizon Communications, Inc.
1.816% due 09/15/2016		6,400	6,481
2.036% due 09/14/2018		10,100	10,457
2.500% due 09/15/2016		2,057	2,091
3.650% due 09/14/2018		2,400	2,523
6.100% due 04/15/2018		33	37

			43,318

Total Corporate Bonds & Notes (Cost $316,577)			316,276

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	136
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	4,151
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		400	523
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		400	446

			5,256

COLORADO 0.3%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026		4,300	5,032

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045		100	137

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		1,000	1,354

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036		100	112

New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,211

		1,323

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	85

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	746

Total Municipal Bonds & Notes (Cost $11,645)		13,933

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.537% due 07/25/2037	91	91
0.567% due 07/25/2037	100	100
0.587% due 09/25/2035	223	224
2.310% due 08/01/2022	100	100
4.000% due 07/01/2018 - 07/01/2045	16,223	17,152
4.500% due 04/01/2025 - 10/01/2041	4,628	5,028
4.501% due 07/01/2019	921	1,009
5.000% due 02/01/2033 - 11/01/2042	4,619	5,116
5.500% due 09/01/2023 - 04/01/2040	2,600	2,918
6.000% due 05/01/2019 - 05/01/2041	3,584	4,078
7.500% due 04/01/2024 - 11/01/2037	333	397
Freddie Mac
0.227% due 12/25/2036	14	14
0.896% due 10/15/2037	78	79
4.500% due 07/01/2045 - 08/01/2045	6,000	6,469
5.000% due 08/01/2026 - 07/01/2045	3,477	3,826
5.500% due 05/01/2023 - 05/01/2040	1,084	1,213
6.000% due 04/01/2040 - 07/01/2045	1,012	1,146
Ginnie Mae
3.500% due 07/01/2045	22,900	23,710
5.000% due 05/15/2038 - 04/15/2039	3,231	3,583
6.000% due 12/15/2038	201	230
Small Business Administration
5.290% due 12/01/2027	69	76
5.720% due 01/01/2029	1,251	1,408
6.020% due 08/01/2028	1,232	1,395

Total U.S. Government Agencies (Cost $78,427)		79,362

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
3.000% due 11/15/2044 (k)	1,300	1,266
3.125% due 08/15/2044	8,900	8,873
4.250% due 05/15/2039 (k)	6,500	7,815
4.500% due 08/15/2039	7,700	9,603
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (i)	8,885	8,802
0.125% due 07/15/2022 (i)	44,855	44,494
0.125% due 01/15/2023 (i)	7,380	7,246
0.125% due 07/15/2024	17,935	17,474
0.250% due 01/15/2025 (g)	35,260	34,541
0.375% due 07/15/2023 (i)	17,791	17,841
1.750% due 01/15/2028 (i)	4,517	5,105
2.375% due 01/15/2025 (i)	628	737
2.375% due 01/15/2027 (i)	2,464	2,941
2.500% due 01/15/2029 (i)	3,747	4,607
3.625% due 04/15/2028	146	199
U.S. Treasury Notes
0.250% due 10/15/2015 (k)	68	68
2.125% due 05/15/2025	10,000	9,803
2.375% due 08/15/2024 (i)(k)	31,200	31,324

Total U.S. Treasury Obligations (Cost $216,519)		212,739

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
4.775% due 11/25/2037 ^	9,629	7,226
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	46	46
BCAP LLC Trust
7.927% due 03/26/2037	8,280	6,755
Bear Stearns ALT-A Trust
4.871% due 11/25/2035 ^	9,845	7,488
ChaseFlex Trust
0.487% due 07/25/2037	574	496
Citigroup Mortgage Loan Trust, Inc.
0.257% due 01/25/2037	8	6
2.510% due 03/25/2036 ^	771	734
5.108% due 08/25/2035	274	271

Countrywide Alternative Loan Trust
0.347% due 02/25/2047		38	33
0.387% due 06/25/2037		128	110
1.158% due 02/25/2036		13	12
Countrywide Home Loan Mortgage Pass-Through Trust
2.429% due 11/25/2034		13	13
2.494% due 02/20/2035		15	15
5.500% due 11/25/2035 ^		96	93
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		3,904	4,056
DBRR Trust
0.853% due 02/25/2045		97	97
Deutsche ALT-A Securities, Inc.
0.367% due 06/25/2037 ^		911	763
Eddystone Finance PLC
1.094% due 04/19/2021	GBP	1,901	2,938
Granite Master Issuer PLC
0.750% due 12/20/2054		1,041	1,629
0.830% due 12/20/2054		469	734
Granite Mortgages PLC
0.382% due 01/20/2044	EUR	6	7
0.892% due 03/20/2044	GBP	183	288
0.892% due 06/20/2044		166	260
0.949% due 01/20/2044		9	15
0.952% due 09/20/2044		37	57
Greenwich Capital Commercial Funding Corp.
6.013% due 07/10/2038		$997	1,019
GSR Mortgage Loan Trust
4.947% due 11/25/2035		15	15
HarborView Mortgage Loan Trust
0.358% due 12/19/2036 ^		1,126	837
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		322	334
5.439% due 01/15/2049		4,724	4,995
JPMorgan Mortgage Trust
2.594% due 02/25/2035		6	6
2.631% due 08/25/2034		177	178
2.927% due 07/25/2035		99	98
5.750% due 01/25/2036 ^		31	28
LB Commercial Mortgage Trust
6.056% due 07/15/2044		4,564	4,926
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		1,423	1,453
Leek Finance PLC
0.852% due 12/21/2037	GBP	531	869
Merrill Lynch Mortgage Investors Trust
4.612% due 09/25/2035 ^		$283	258
Morgan Stanley Capital Trust
5.610% due 04/15/2049		59	60
Residential Accredit Loans, Inc. Trust
0.372% due 08/25/2036		1,184	944
Structured Adjustable Rate Mortgage Loan Trust
2.476% due 04/25/2035		407	396
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		175	172
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		680	704
WaMu Mortgage Pass-Through Certificates Trust
0.888% due 01/25/2047		39	36
2.187% due 09/25/2046		73	67
2.187% due 10/25/2046		67	62
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 03/25/2036		608	585
2.683% due 07/25/2036 ^		1,516	1,495
5.586% due 12/25/2036		545	530

Total Mortgage-Backed Securities (Cost $54,156)			54,209

ASSET-BACKED SECURITIES 6.3%
Asset-Backed Funding Certificates Trust
0.317% due 01/25/2037		3,434	2,376
Asset-Backed Securities Corp. Home Equity Loan Trust
0.737% due 09/25/2034		2	2
0.827% due 07/25/2035		300	274
Bacchus Ltd.
0.515% due 01/20/2019		89	89
Bear Stearns Asset-Backed Securities Trust
0.297% due 02/25/2037		3,336	3,158
0.347% due 08/25/2036		1,277	1,116
0.387% due 12/25/2036		470	430
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		32	24
0.347% due 12/25/2036		2,318	1,533
Cornerstone CLO Ltd.
0.495% due 07/15/2021		1,786	1,767

Countrywide Asset-Backed Certificates
0.327% due 06/25/2047		2,070	1,646
0.467% due 09/25/2036		2,100	1,906
5.530% due 04/25/2047 ^		3,494	3,715
Credit-Based Asset Servicing and Securitization LLC
0.305% due 07/25/2037		12	8
Duane Street CLO Ltd.
0.526% due 01/11/2021		835	831
Fieldstone Mortgage Investment Trust
0.920% due 12/25/2035		10,750	8,405
First Franklin Mortgage Loan Trust
0.717% due 09/25/2035		4,000	3,781
GSAMP Trust
1.507% due 12/25/2034 ^		1,969	1,407
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	85	95
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047		$3	3
Lockwood Grove CLO Ltd.
1.622% due 01/25/2024		6,600	6,592
MASTR Specialized Loan Trust
0.447% due 06/25/2046		5,397	4,777
Merrill Lynch Mortgage Investors Trust
0.297% due 08/25/2037		10,488	6,277
Morgan Stanley ABS Capital, Inc. Trust
0.237% due 07/25/2036		7	4
0.347% due 09/25/2036		3,837	2,284
Residential Asset Securities Corp. Trust
0.437% due 04/25/2037		18,700	17,084
SG Mortgage Securities Trust
0.367% due 02/25/2036		6,481	4,182
SLM Private Education Loan Trust
0.786% due 07/15/2022		4,431	4,438
3.436% due 05/16/2044		265	277
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	645	709
Soundview Home Loan Trust
0.247% due 11/25/2036		$10	4
South Texas Higher Education Authority, Inc.
0.784% due 10/01/2020		430	430
SpringCastle America Funding LLC
2.700% due 05/25/2023		5,069	5,103
Structured Asset Securities Corp. Mortgage Loan Trust
0.417% due 05/25/2047		2,300	1,802
Venture CDO Ltd.
0.496% due 07/22/2021		332	327
Voya CLO Ltd.
1.575% due 10/15/2022		3,600	3,599

Total Asset-Backed Securities (Cost $88,344)			90,455

SOVEREIGN ISSUES 10.3%
Brazil Letras do Tesouro Nacional (c)
0.000% due 01/01/2016	BRL	32,700	9,826
0.000% due 04/01/2016		42,800	12,446
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		15,900	4,613
10.000% due 01/01/2025		116,200	32,353
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,133
Hydro-Quebec
0.500% due 09/29/2049 (e)		3,600	2,703
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025 (g)	EUR	14,300	14,823
3.750% due 09/01/2024		25,400	31,739
4.000% due 02/01/2037		9,000	11,264
4.500% due 03/01/2024		2,800	3,683
4.750% due 09/01/2044		2,850	4,004
5.000% due 09/01/2040		4,100	5,873
Korea Development Bank
3.250% due 09/20/2016		$600	615
3.500% due 08/22/2017		200	208
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	305
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	2,638	181
4.750% due 06/14/2018		28,100	1,797
5.000% due 06/16/2016 (d)		5,013	335
Province of Ontario
1.100% due 10/25/2017		$200	200
1.650% due 09/27/2019		300	299
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,689
Republic of Greece Government International Bond
3.000% due 02/24/2036	EUR	1,100	469
3.800% due 08/08/2017	JPY	480,000	2,196

4.750% due 04/17/2019	EUR	2,800	1,750
Slovenia Government International Bond
5.250% due 02/18/2024		$1,700	1,862
Spain Government International Bond
5.150% due 10/31/2044	EUR	1,150	1,715

Total Sovereign Issues (Cost $154,707)			149,081

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% (e)		4,400	5,171

Total Convertible Preferred Securities (Cost $5,487)			5,171

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.1%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015		$8,000	7,997
Credit Suisse
0.689% due 12/07/2015		5,100	5,101

			13,098

REPURCHASE AGREEMENTS (f) 1.4%			20,376

JAPAN TREASURY BILLS 10.2%
0.000% due 07/21/2015 - 09/24/2015 (b)(c)	JPY	18,050,000	147,494

U.S. TREASURY BILLS 0.6%
0.026% due 08/06/2015 - 11/12/2015 (b)(i)(k)		$8,144	8,143

Total Short-Term Instruments (Cost $190,823)			189,111

Total Investments in Securities (Cost $1,120,737)			1,114,401

	SHARES
INVESTMENTS IN AFFILIATES 28.8%
SHORT-TERM INSTRUMENTS 28.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.8%
PIMCO Short-Term Floating NAV Portfolio III		41,941,735	415,978

Total Short-Term Instruments (Cost $416,018)			415,978

Total Investments in Affiliates (Cost $416,018)			415,978

Total Investments 105.9% (Cost $1,536,755)			$1,530,379
Financial Derivative Instruments (h)(j) 0.7% (Cost or Premiums, net $(5,578))			10,000
Other Assets and Liabilities, net (6.6%)			(95,204)

Net Assets 100.0%			$1,445,175

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.050%	05/12/2015	12/31/2015	$13,731	Italy Buoni Poliennali Del Tesoro 5.500% due 11/01/2022	$(14,902)	$15,308	$15,308
JPS	0.250	06/30/2015	07/01/2015	4,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(5,004)	4,900	4,900
SSB	0.000	06/30/2015	07/01/2015	168	Fannie Mae 2.260% due 10/17/2022	(172)	168	168

Total Repurchase Agreements						$(20,078)	$20,376	$20,376

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	(0.254)%	05/08/2015	07/23/2015	EUR	(13,731)	$(15,298)
JPS	0.100	06/30/2015	07/01/2015		$(4,906)	(4,907)

Total Reverse Repurchase Agreements						$(20,205)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $11,327 at a weighted average interest rate of (0.233%).

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$48,100	$(48,213)	$(47,810)
Fannie Mae	3.500	07/01/2045	43,100	(44,727)	(44,335)
Fannie Mae	3.500	08/01/2045	21,000	(21,505)	(21,546)
Fannie Mae	4.000	07/01/2045	50,700	(53,902)	(53,650)
Fannie Mae	4.000	08/01/2045	71,500	(75,506)	(75,493)

Total Short Sales				$(243,853)	$(242,834)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(g)	Securities with an aggregate market value of $19,709 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	840	$603	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	1,055	(1,101)	26	0
90-Day Eurodollar June Futures	Short	06/2016	32	(14)	0	0
90-Day Eurodollar March Futures	Short	03/2016	276	(127)	4	0
90-Day Eurodollar September Futures	Short	09/2015	243	(97)	0	(3)
90-Day Eurodollar September Futures	Short	09/2016	4	(1)	0	0
Canada Government 10-Year Bond September Futures	Short	09/2015	146	(113)	0	(280)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	389	(1,757)	351	(1,067)
Russell 2000 Mini Index September Futures	Long	09/2015	3,871	(3,826)	1,946	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	2,373	(1,876)	18	(73)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	41	(111)	0	(3)

Total Futures Contracts				$(8,420)	$2,345	$(1,426)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$128,700	$8,198	$(842)	$651	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	42,200	573	(73)	39	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	162,200	2,350	(626)	161	0

				$11,121	$(1,541)	$851	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$443,400	$(625)	$(204)	$30	$0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		195,900	(1,293)	(719)	12	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		435,400	(940)	(388)	21	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		630,300	(3,724)	(861)	136	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		348,000	1,463	(242)	21	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		24,600	204	(84)	16	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		17,600	905	69	69	0
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	118,750	5,895	8,130	0	(1,369)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	5,800	(35)	5	0	(42)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		16,300	(227)	(68)	0	(189)
Pay	28-Day MXN-TIIE	5.600	09/06/2016	MXN	1,100	2	(1)	0	0
Pay	28-Day MXN-TIIE	5.000	09/13/2017		77,200	79	(1)	8	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		15,000	26	(7)	2	0
Pay	28-Day MXN-TIIE	5.145	04/02/2020		87,700	(29)	53	29	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		254,200	64	59	89	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		257,800	(75)	(308)	116	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		29,800	(8)	(8)	14	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		244,300	(282)	(146)	111	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		6,000	1	(11)	3	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		700	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	6.000	06/05/2023		600	0	(1)	0	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		22,600	(30)	(50)	14	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		81,300	(186)	(186)	54	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		130,000	(279)	(283)	87	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		16,500	15	12	12	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		119,200	3	3	83	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		37,200	(4)	(4)	13	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		85,500	57	57	60	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		41,600	(9)	(29)	37	0
Pay	28-Day MXN-TIIE	6.810	06/19/2034		29,900	(34)	(12)	32	0

						$933	$4,774	$1,069	$(1,600)

Total Swap Agreements						$12,054	$3,233	$1,920	$(1,600)

(4)	Unsettled variation margin asset of $105 and liability of ($31) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $60,482 and cash of $11,420 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	KRW	5,693,103		$5,124	$31	$0
	07/2015	MXN	43,160		2,779	34	0
	07/2015		$2,564	KRW	2,846,551	0	(13)
	07/2015		223	MXN	3,442	0	(4)
	05/2016	BRL	33,615		$9,585	0	(189)
	06/2016	EUR	13,705		18,764	3,373	0
	06/2016		$15,024	EUR	13,705	502	(135)
BPS	07/2015	BRL	18,471		$5,951	10	0
	07/2015	CAD	203		162	0	0
	07/2015	DKK	1,740		253	0	(7)
	07/2015	JPY	15,231,799		125,998	2,044	(520)
	07/2015		$5,954	BRL	18,472	0	(13)
	07/2015		7,043	JPY	882,000	164	0
	07/2015		125	MXN	1,947	0	(1)
	08/2015		5,884	BRL	18,472	0	(12)
	09/2015	JPY	6,310,000		$51,216	0	(402)
	01/2016	DKK	10,340		1,609	55	0
	04/2016	BRL	42,800		11,972	0	(583)
BRC	07/2015	ZAR	1,046		85	0	0
	06/2016	EUR	2,579		3,546	649	0
CBK	07/2015	AUD	459		350	0	(4)
	07/2015	BRL	49,554		15,386	0	(552)
	07/2015		$15,972	BRL	49,554	0	(33)
	07/2015		1,730	EUR	1,541	0	(12)
	07/2015		419	MXN	6,457	0	(8)
	09/2015	JPY	3,190,000		$25,874	0	(215)
	09/2015		$16,333	MXN	258,198	0	(8)
DUB	07/2015	BRL	17,386		$5,604	12	0
	07/2015	GBP	14,169		21,712	0	(551)
	07/2015	KRW	15,007,938		13,858	462	0
	07/2015	MXN	140,238		9,174	255	0
	07/2015		$6,408	BRL	17,386	0	(817)
	10/2015	DKK	3,580		$554	17	0
	01/2016	BRL	32,700		9,567	0	(303)
	01/2016	DKK	24,295		3,750	100	0
	02/2016	EUR	900		1,211	204	0
	06/2016		2,360		2,952	352	(50)
	06/2016		$3,190	EUR	2,360	0	(540)
FBF	07/2015		198	MXN	3,041	0	(5)
GLM	07/2015	BRL	49,554		$15,972	33	0
	07/2015	INR	85,892	EUR	1,205	0	(6)
	07/2015		$15,498	BRL	49,554	441	0
	07/2015		56,306	JPY	6,964,699	602	0
	07/2015		4,792	MXN	73,076	0	(144)
	08/2015	EUR	2,045		$2,290	9	0
	08/2015	JPY	6,463,999		52,255	0	(582)
	10/2015	DKK	9,102		1,408	45	0
	01/2016		7,164		1,112	36	0
	07/2016	BRL	49,554		13,828	0	(312)
HUS	07/2015	MXN	18,087		1,175	25	0
	07/2015		$133,341	EUR	119,635	35	0
	08/2015	EUR	119,635		$133,398	0	(34)
	10/2015	DKK	6,033		937	33	0
JPM	07/2015	CAD	3,468		2,777	0	0
	07/2015	EUR	9,327		10,353	0	(45)
	07/2015	INR	91,523	EUR	1,284	0	(6)
	07/2015		$3,823		3,368	0	(68)
	07/2015		2,224	GBP	1,439	37	0
	10/2015	DKK	15,698		$2,405	54	(1)
	05/2016	BRL	45,942		13,033	0	(325)
MSB	07/2015		10,169		3,277	7	0
	07/2015		$3,157	BRL	10,169	114	0
	07/2015		20,007	GBP	12,730	0	(5)
	08/2015	GBP	12,730		$20,003	5	0
	08/2015	SAR	2,143		571	0	(1)
	08/2015		$570	SAR	2,143	1	0
	05/2016	BRL	11,288		$3,203	0	(79)
	06/2016	EUR	3,621		4,980	914	0
	06/2016		$3,939	EUR	3,621	127	0
NAB	06/2016	EUR	7,878		$10,817	1,969	0
	06/2016		$4,226	EUR	3,899	154	0
	07/2016	EUR	10,776		$14,619	2,498	0
	07/2016		$11,846	EUR	10,776	275	0
NGF	07/2015		28,070	MXN	433,927	0	(471)
RBC	07/2015		376		5,713	0	(13)
SCX	07/2015	EUR	2,489	INR	177,416	12	0
	07/2015	KRW	9,131,929		$8,207	56	0
	07/2015	MXN	240,353		15,418	131	0
	09/2015	HKD	1,233		159	0	0
	09/2015		$15,328	MXN	240,353	0	(132)
TOR	07/2015	BRL	9,083		$2,929	7	0
	07/2015		$2,928	BRL	9,083	0	(6)
UAG	07/2015	EUR	133,740		$145,912	9	(3,197)
	07/2015	JPY	1,164,900		9,420	0	(98)
	07/2015	MXN	85,764		5,594	139	0
	07/2015	SGD	29,409		21,996	168	0
	07/2015		$20,935	EUR	18,523	0	(284)
	08/2015	EUR	814		$913	5	0
	08/2015		$1,325	EUR	1,193	6	0
	01/2016	DKK	8,965		$1,315	0	(32)

Total Forward Foreign Currency Contracts						$16,211	$(10,818)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC EUR versus USD		$1.099	09/28/2015	EUR	6,600	$126	$129
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		$308	7	1
	Call - OTC USD versus CNH		7.500	02/02/2016		308	2	0
DUB	Call - OTC USD versus JPY	JPY	123.000	08/24/2015		14,474	155	155
FBF	Put - OTC USD versus BRL	BRL	3.030	07/08/2015		6,950	124	11
	Put - OTC USD versus BRL		3.000	07/09/2015		7,150	125	6
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015		5,100	11	1
	Put - OTC EUR/USD versus TRY		$1.555/TRY 2.578	07/02/2015		375	36	0
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/16/2015		375	36	1
	Put - OTC EUR/USD versus TRY		1.555/TRY 2.578	07/31/2015		375	36	4
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016		8,264	223	38
	Call - OTC USD versus CNH		7.400	02/02/2016		8,264	49	3
MSB	Put - OTC USD versus BRL	BRL	2.900	07/27/2015		7,000	122	3
	Call - OTC USD versus SAR	SAR	3.759	07/30/2015		1,600	5	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016		7,955	167	24
	Call - OTC USD versus CNH		7.500	02/02/2016		7,955	43	3

							$1,267	$379

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$31,100	$34	$39
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	19,600	22	25
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	146,600	163	189
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	25,200	1,256	1,259
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	19,000	948	978
FBF	Call - OTC 5-Year Interest Rate Swap (Effective 10/09/2020)	3-Month USD-LIBOR	Pay	2.380	10/07/2015	39,900	303	28
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	198,400	221	250
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	98,200	98	124
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	145,200	160	185
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	231,000	543	501
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	225,700	587	518

							$4,335	$4,096

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$20,900	$50	$4

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 08/01/2045	$113.281	08/06/2015	$119,000	$5	$0

Total Purchased Options					$5,657	$4,479

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR 10,400	$(22)	$(21)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	7,300	(10)	(15)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	10,200	(15)	(21)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	9,700	(13)	(20)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015	17,700	(25)	(36)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015	13,500	(24)	(24)

						$(109)	$(137)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC CAD versus MXN	MXN	13.000	08/04/2015	CAD	9,244	$(135)	$(22)
	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	18,800	(145)	(128)
	Call - OTC EUR versus USD		1.150	08/10/2015		18,800	(255)	(125)
	Put - OTC EUR versus USD		1.050	09/28/2015		6,600	(47)	(51)
	Put - OTC EUR versus USD		1.075	09/28/2015		6,600	(79)	(83)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$731	(16)	(2)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	13,474	(105)	(156)
	Call - OTC EUR versus AUD		1.490	09/28/2015		13,474	(201)	(188)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$616	(6)	(1)
DUB	Call - OTC USD versus JPY	JPY	125.000	08/24/2015		21,711	(133)	(109)
FBF	Put - OTC CAD versus MXN	MXN	12.250	08/04/2015	CAD	17,283	(88)	(31)
	Call - OTC CAD versus MXN		13.000	08/04/2015		8,039	(108)	(19)
	Put - OTC USD versus BRL	BRL	2.935	07/08/2015		$13,900	(127)	(1)
	Put - OTC USD versus BRL		2.910	07/09/2015		14,300	(132)	(1)
	Call - OTC USD versus BRL		3.620	09/10/2015		4,298	(96)	(13)
GLM	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		19,200	(108)	(108)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		5,029	(161)	(82)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		16,527	(174)	(16)
MSB	Put - OTC USD versus BRL	BRL	2.810	07/27/2015		14,000	(120)	(1)
UAG	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		15,911	(146)	(12)

							$(2,382)	$(1,149)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$3,900	$(8)	$(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	10,500	(114)	(65)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	20,300	(247)	(194)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	21,800	(398)	(301)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	26,000	(536)	(336)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	31,900	(554)	(402)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.255	10/07/2015	9,400	(304)	(26)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	13,200	(39)	(44)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	41,000	(580)	(391)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	227,100	(477)	(489)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	225,700	(474)	(524)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	50,400	(369)	(94)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	50,400	(345)	(249)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	105,900	(1,815)	(1,267)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	31,300	(314)	(772)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	31,900	(388)	(135)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	31,400	(354)	(67)

							$(7,316)	$(5,364)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$41,800	$(50)	$(2)

Total Written Options						$(9,861)	$(6,652)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	3.392%	$2,400	$(34)	$22	$0	$(12)
	General Electric Capital Corp.	1.000	03/20/2016	0.121	2,200	(23)	38	15	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	800	(15)	19	4	0
BRC	Brazil Government International Bond	1.000	06/20/2016	0.976	1,000	(1)	1	0	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	600	(10)	13	3	0
	Italy Government International Bond	1.000	06/20/2017	0.766	1,100	4	1	5	0
	Russia Government International Bond	1.000	09/20/2015	2.462	600	(8)	6	0	(2)
CBK	Brazil Government International Bond	1.000	06/20/2016	0.976	1,800	(5)	6	1	0
	China Government International Bond	1.000	12/20/2019	0.787	1,800	15	2	17	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	100	(2)	3	1	0
	Mexico Government International Bond	1.000	06/20/2016	0.527	3,100	0	15	15	0
	Russia Government International Bond	1.000	09/20/2015	2.462	2,700	(32)	24	0	(8)
DUB	China Government International Bond	1.000	12/20/2019	0.787	6,900	49	16	65	0
	Italy Government International Bond	1.000	09/20/2019	1.166	200	0	(1)	0	(1)
	Mexico Government International Bond	1.000	03/20/2016	0.461	600	(4)	7	3	0
	Mexico Government International Bond	1.000	06/20/2016	0.527	2,000	5	5	10	0
	Russia Government International Bond	1.000	09/20/2015	2.462	200	(2)	1	0	(1)
	Spain Government International Bond	1.000	06/20/2019	0.891	9,200	0	41	41	0
FBF	Brazil Government International Bond	1.000	06/20/2016	0.976	1,800	(3)	4	1	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	600	(8)	5	0	(3)
	Spain Government International Bond	1.000	06/20/2019	0.891	4,200	2	17	19	0
HUS	Brazil Government International Bond	1.000	06/20/2016	0.976	1,300	(2)	3	1	0
	Brazil Government International Bond	1.000	12/20/2019	2.391	1,800	(55)	(49)	0	(104)
	Indonesia Government International Bond	1.000	06/20/2016	0.472	200	(3)	4	1	0
	Italy Government International Bond	1.000	06/20/2019	1.134	200	(2)	1	0	(1)
	Mexico Government International Bond	1.000	03/20/2016	0.461	800	(6)	9	3	0
	Mexico Government International Bond	1.000	12/20/2018	0.994	3,500	(9)	11	2	0
JPM	China Government International Bond	1.000	12/20/2019	0.787	18,400	124	50	174	0
	Indonesia Government International Bond	1.000	06/20/2016	0.472	100	(2)	3	1	0
	Spain Government International Bond	1.000	06/20/2019	0.891	5,000	(2)	24	22	0
MYC	Mexico Government International Bond	1.000	03/20/2016	0.461	1,000	(6)	10	4	0
	Spain Government International Bond	1.000	06/20/2019	0.891	1,400	3	3	6	0

						$(32)	$314	$414	$(132)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$(5)	$75	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,895	(1,780)	119	0	(1,661)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	800	107	(6)	101	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	193	0	2	2	0

					$(1,593)	$110	$178	$(1,661)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	510	$0	$30	$30	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		50	0	(5)	0	(5)
	Pay	1-Month GBP-UKRPI	3.353	04/02/2045		500	0	(49)	0	(49)
	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	10,500	(21)	(5)	0	(26)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		4,800	2	(4)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	9,200	(10)	185	175	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	260	2	13	15	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	89,200	(170)	(974)	0	(1,144)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		67,600	32	(201)	0	(169)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		26,800	(4)	(9)	0	(13)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	8,800	(1)	174	173	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	220	0	1	1	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	4,900	2	(4)	0	(2)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		41,300	107	36	143	0
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	7,900	(2)	77	75	0
DUB	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	41,400	133	(413)	0	(280)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		7,500	1	(20)	0	(19)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		46,000	6	(29)	0	(23)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		14,600	35	15	50	0
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	100	1	(1)	0	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		330	0	20	20	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		140	(1)	0	0	(1)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		200	2	7	9	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		50	1	(6)	0	(5)
	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	13,100	54	(143)	0	(89)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		300	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		12,600	34	9	43	0
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	3,580	0	(140)	0	(140)
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	24,900	(6)	(6)	0	(12)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	12,900	(44)	267	223	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		21,200	(2)	466	464	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		28,000	(3)	267	264	0
	Pay	28-Day MXN-TIIE	5.750	06/05/2023	MXN	200	0	0	0	0
HUS	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	29,600	(39)	(35)	0	(74)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		79,900	(11)	(28)	0	(39)
	Pay	1-Year BRL-CDI	12.810	01/04/2021		32,200	78	33	111	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	200	1	8	9	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		260	0	16	16	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	22,000	(11)	0	0	(11)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		13,100	45	(133)	0	(88)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		20,800	40	(92)	0	(52)

							$251	$(674)	$1,821	$(2,244)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Russell 2000 Index	107,357	3-Month USD-LIBOR less a specified spread	07/15/2016	$642,118		$(2,984)	$0	$(2,984)
CBK	Receive	Russell 2000 Index	35,919	3-Month USD-LIBOR less a specified spread	11/16/2015	211,672		2,210	2,210	0
	Receive	Russell 2000 Index	17,959	3-Month USD-LIBOR less a specified spread	12/15/2015	99,070		7,865	7,865	0

								$7,091	$10,075	$(2,984)

Total Swap Agreements							$(1,374)	$6,841	$12,488	$(7,021)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $14,056 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,064	$0	$4,064
Corporate Bonds & Notes
Banking & Finance	0	196,170	0	196,170
Industrials	0	76,788	0	76,788
Utilities	0	43,318	0	43,318
Municipal Bonds & Notes
California	0	5,256	0	5,256
Colorado	0	5,032	0	5,032
Nevada	0	137	0	137
New Jersey	0	1,354	0	1,354
New York	0	1,323	0	1,323
Ohio	0	85	0	85
Washington	0	746	0	746
U.S. Government Agencies	0	79,362	0	79,362
U.S. Treasury Obligations	0	212,739	0	212,739
Mortgage-Backed Securities	0	54,209	0	54,209
Asset-Backed Securities	0	90,455	0	90,455
Sovereign Issues	0	149,081	0	149,081
Convertible Preferred Securities
Banking & Finance	0	5,171	0	5,171
Short-Term Instruments
Certificates of Deposit	0	13,098	0	13,098
Repurchase Agreements	0	20,376	0	20,376
Japan Treasury Bills	0	147,494	0	147,494
U.S. Treasury Bills	0	8,143	0	8,143
	$0	$1,114,401	$0	$1,114,401

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$415,978	$0	$0	$415,978

Total Investments	$415,978	$1,114,401	$0	$1,530,379

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(242,834)	$0	$(242,834)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,345	1,920	0	4,265
Over the counter	0	33,178	0	33,178
	$2,345	$35,098	$0	$37,443

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,426)	(1,600)	0	(3,026)
Over the counter	(24)	(24,467)	0	(24,491)

	$(1,450)	$(26,067)	$0	$(27,517)

Totals	$416,873	$880,598	$0	$1,297,471

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.3%
MUNICIPAL BONDS & NOTES 86.9%
ARIZONA 0.9%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$306
Mesa, Arizona Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 07/01/2017	95	104
Mesa, Arizona Revenue Bonds, (FGIC/NPFGC Insured), Series 2002
5.250% due 07/01/2017	155	169

		579

CALIFORNIA 4.3%
California Department of Water Resources Power Supply State Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	408
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	261
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	555
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	284
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	21
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	66
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	575
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	617

		2,787

FLORIDA 2.5%
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,172
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	283
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	167

		1,622

GEORGIA 1.6%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2010
5.000% due 01/01/2019	500	562
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	500	510

		1,072

ILLINOIS 2.3%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	320
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,065	1,205

		1,525

INDIANA 3.2%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,163
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	338
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	574

		2,075

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	260

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	269

MASSACHUSETTS 4.3%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
0.074% due 01/01/2018	500	498
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2024	1,000	1,175
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,143

		2,816

MICHIGAN 3.2%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,085
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,011

		2,096

MISSISSIPPI 0.6%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	419

MISSOURI 3.9%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	377
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.030% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.030% due 02/15/2033	1,000	1,000

		2,577

NEBRASKA 1.8%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2025	1,000	1,156

NEW JERSEY 4.3%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	465
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,162
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	541
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	619

		2,787

NEW MEXICO 2.1%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	750	846
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	541

		1,387

NEW YORK 19.1%
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	386
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	796
5.250% due 03/01/2021	1,000	1,140
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.690% due 03/01/2027	450	417
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	330
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.020% due 11/01/2022	750	750
New York City, New York Water & Sewer System Revenue Bonds, Series 2014
0.010% due 06/15/2050	1,500	1,500
New York City, New York Water & Sewer System Revenue Notes, Series 2011
5.000% due 06/15/2020	500	582
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 07/01/2018	500	565
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	874
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	500	578
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	500	565
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	541

New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,554
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,127
5.000% due 03/15/2019	250	283
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	473

		12,461

NORTH CAROLINA 3.0%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	275
5.000% due 07/01/2018	500	553
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2023	930	1,103

		1,931

OHIO 9.7%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	620
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	140
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	692
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	420
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	500	526
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2002
0.030% due 10/01/2031	400	400
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
0.020% due 01/01/2039	1,000	1,000
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,146
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	266
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,120

		6,330

OREGON 0.4%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	283

PENNSYLVANIA 3.3%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	573
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.030% due 07/01/2025	980	980
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2011
0.030% due 07/01/2041	200	200
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	419

		2,172

SOUTH CAROLINA 0.3%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	215

TENNESSEE 1.0%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	595	675

TEXAS 5.4%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	750	891
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
5.000% due 12/01/2025	500	585
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,149
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	887

		3,512

VIRGINIA 4.6%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	776

Virginia Public Building Authority Revenue Notes, Series 2011
5.000% due 08/01/2021	500	591
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	169
Virginia Resources Authority Revenue Notes, Series 2011
5.000% due 11/01/2020	500	585
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2020	750	884

		3,005

WASHINGTON 3.9%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2023	750	908
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	264
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,156
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	213

		2,541

WISCONSIN 0.4%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	275

Total Municipal Bonds & Notes (Cost $54,850)		56,827

SHORT-TERM INSTRUMENTS 19.4%
REPURCHASE AGREEMENTS (b) 12.4%		8,140

U.S. TREASURY BILLS 7.0%
0.019% due 07/09/2015 - 11/05/2015 (a)(d)	4,529	4,529

Total Short-Term Instruments (Cost $12,669)		12,669

Total Investments in Securities (Cost $67,519)		69,496

Total Investments 106.3% (Cost $67,519)		$69,496
Financial Derivative Instruments (c) (7.0%) (Cost or Premiums, net $121)		(4,600)
Other Assets and Liabilities, net 0.7%		510

Net Assets 100.0%		$65,406

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	06/30/2015	07/01/2015	$8,140	Fannie Mae 2.260% due 10/17/2022	$(8,307)	$8,140	$8,140

Total Repurchase Agreements						$(8,307)	$8,140	$8,140

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016	$2,000	$0	$(33)	$0	$(33)
BRC	Receive	3-Month USD-CPURNSA Index	2.085	10/11/2017	3,200	0	(109)	0	(109)
Receive		3-Month USD-CPURNSA Index	2.037	12/31/2017	400	0	(12)	0	(12)
Receive		3-Month USD-CPURNSA Index	2.515	11/01/2020	1,250	1	(98)	0	(97)
Receive		3-Month USD-CPURNSA Index	2.385	11/01/2021	5,293	0	(409)	0	(409)
CBK	Receive	3-Month USD-CPURNSA Index	2.575	08/14/2024	4,000	0	(291)	0	(291)
DUB	Receive	3-Month USD-CPURNSA Index	2.181	11/01/2015	600	0	(21)	0	(21)
Receive		3-Month USD-CPURNSA Index	1.800	01/17/2016	3,200	(1)	(56)	0	(57)
Receive		3-Month USD-CPURNSA Index	2.301	11/01/2016	600	0	(32)	0	(32)
Receive		3-Month USD-CPURNSA Index	1.935	01/20/2017	400	0	(9)	0	(9)
Receive		3-Month USD-CPURNSA Index	2.392	11/01/2017	600	0	(41)	0	(41)
Receive		3-Month USD-CPURNSA Index	2.460	11/01/2018	600	0	(48)	0	(48)
Receive		3-Month USD-CPURNSA Index	2.512	11/01/2019	600	0	(54)	0	(54)
Receive		3-Month USD-CPURNSA Index	2.515	11/01/2020	600	0	(47)	0	(47)
Receive		3-Month USD-CPURNSA Index	2.385	11/01/2021	600	0	(46)	0	(46)
Pay		3-Month USD-CPURNSA Index	2.283	11/01/2024	7,300	0	(274)	0	(274)
MYC	Receive	3-Month USD-CPURNSA Index	2.181	11/01/2015	6,792	31	(269)	0	(238)
Receive		3-Month USD-CPURNSA Index	2.301	11/01/2016	6,792	31	(399)	0	(368)
Pay		3-Month USD-CPURNSA Index	1.533	11/07/2016	1,300	0	(21)	0	(21)
Receive		3-Month USD-CPURNSA Index	2.460	11/01/2018	6,792	31	(572)	0	(541)
Receive		3-Month USD-CPURNSA Index	2.512	11/01/2019	6,793	(13)	(600)	0	(613)
Receive		3-Month USD-CPURNSA Index	2.515	11/01/2020	5,543	35	(467)	0	(432)
Receive		3-Month USD-CPURNSA Index	2.385	11/01/2021	1,500	6	(122)	0	(116)
Receive		3-Month USD-CPURNSA Index	2.535	06/05/2023	1,500	0	(121)	0	(121)
Receive		3-Month USD-CPURNSA Index	2.520	11/01/2023	6,300	0	(455)	0	(455)
UAG	Receive	3-Month USD-CPURNSA Index	2.215	01/17/2019	3,000	0	(115)	0	(115)

						$121	$(4,721)	$0	$(4,600)

Total Swap Agreements						$121	$(4,721)	$0	$(4,600)

(d)	Securities with an aggregate market value of $4,529 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$579	$0	$579
California	0	2,787	0	2,787
Florida	0	1,622	0	1,622
Georgia	0	1,072	0	1,072
Illinois	0	1,525	0	1,525
Indiana	0	2,075	0	2,075
Iowa	0	260	0	260
Louisiana	0	269	0	269
Massachusetts	0	2,816	0	2,816
Michigan	0	2,096	0	2,096
Mississippi	0	419	0	419
Missouri	0	2,577	0	2,577
Nebraska	0	1,156	0	1,156
New Jersey	0	2,787	0	2,787
New Mexico	0	1,387	0	1,387
New York	0	12,461	0	12,461
North Carolina	0	1,931	0	1,931
Ohio	0	6,330	0	6,330
Oregon	0	283	0	283
Pennsylvania	0	2,172	0	2,172
South Carolina	0	215	0	215
Tennessee	0	675	0	675
Texas	0	3,512	0	3,512
Virginia	0	3,005	0	3,005
Washington	0	2,541	0	2,541
Wisconsin	0	275	0	275
Short-Term Instruments
Repurchase Agreements	0	8,140	0	8,140
U.S. Treasury Bills	0	4,529	0	4,529

Total Investments	$0	$69,496	$0	$69,496

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4,600)	$0	$(4,600)

Totals	$0	$64,896	$0	$64,896

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.6%
BANK LOAN OBLIGATIONS 0.1%
Lombard Street CLO PLC
0.424% - 0.688% due 02/28/2023	EUR	8,912	$9,538
0.424% - 0.688% due 02/28/2023	GBP	10,238	15,453
0.424% - 0.688% due 02/28/2023		$15,362	14,752
Scorpio Bulkers, Inc.
0.340% - 2.378% due 06/30/2028		19,279	19,253

Total Bank Loan Obligations (Cost $59,309)			58,996

CORPORATE BONDS & NOTES 17.2%
BANKING & FINANCE 14.1%
Abbey National Treasury Services PLC
0.796% due 03/13/2017		1,800	1,799
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,587
AerCap Ireland Capital Ltd.
4.250% due 07/01/2020		17,300	17,332
Air Lease Corp.
3.750% due 02/01/2022		25	25
Ally Financial, Inc.
2.750% due 01/30/2017		169,505	169,166
2.955% due 07/18/2016		255	258
3.125% due 01/15/2016		73,380	73,747
3.500% due 07/18/2016		108,266	110,161
3.500% due 01/27/2019		90,257	89,806
4.750% due 09/10/2018		155,289	160,530
5.500% due 02/15/2017		229,761	240,100
6.250% due 12/01/2017		118,589	126,890
8.000% due 12/31/2018		44	49
8.000% due 03/15/2020		41,309	48,745
American Express Bank FSB
6.000% due 09/13/2017		188,210	205,787
American Express Centurion Bank
6.000% due 09/13/2017		178,900	195,607
American Express Co.
6.800% due 09/01/2066		320	330
American International Group, Inc.
4.875% due 06/01/2022		15	16
6.250% due 03/15/2087		103,462	114,201
ASIF
3.000% due 02/17/2017	EUR	6,983	8,041
14.605% due 04/09/2018		7,126,000	5,318
AXA S.A.
7.125% due 12/15/2020	GBP	10	19
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (h)		$11,000	11,852
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	50,100	56,831
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	5,025
Banco Popolare SC
3.500% due 03/14/2019	EUR	13,600	15,583
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$208,550	211,651
4.625% due 02/13/2017		90,725	93,655
Banco Santander Chile
1.176% due 04/11/2017		900	898
1.875% due 01/19/2016		176,300	176,741
3.750% due 09/22/2015		3,300	3,313
Bank Nederlandse Gemeenten NV
2.500% due 01/11/2016		70	71
Bank of America Corp.
0.604% due 08/15/2016		2,000	1,992
0.829% due 05/02/2017		1,100	1,092
0.892% due 08/25/2017		82,000	81,881
1.500% due 10/09/2015		134	134
2.000% due 01/11/2018		10	10
2.650% due 04/01/2019		40	41
3.950% due 04/21/2025		20	19
4.100% due 07/24/2023		6,400	6,592
5.700% due 01/24/2022		25	28
5.750% due 12/01/2017		49,639	54,097
6.000% due 09/01/2017		30,525	33,201
6.050% due 05/16/2016		400	415

6.400% due 08/28/2017		251,427	275,770
6.500% due 08/01/2016		44,445	46,892
6.875% due 04/25/2018		542,257	612,676
7.800% due 09/15/2016		2,000	2,147
8.680% due 05/02/2017		395	428
Bank of America N.A.
0.566% due 06/15/2016		98,360	98,077
0.586% due 06/15/2017		4,400	4,369
0.696% due 05/08/2017		256,000	255,726
0.745% due 11/14/2016		44,800	44,837
5.300% due 03/15/2017		10,750	11,387
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		72,900	79,854
Bank of India
4.750% due 09/30/2015		10,550	10,639
Bank of New York Mellon Corp.
2.400% due 01/17/2017		200	204
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bankia S.A.
0.198% due 01/25/2016	EUR	4,900	5,462
3.500% due 01/17/2019		27,700	32,221
4.375% due 02/14/2017		8,600	10,072
Barclays Bank PLC
7.625% due 11/21/2022		$95,700	109,163
7.750% due 04/10/2023		11,600	12,586
10.000% due 05/21/2021	GBP	3,100	6,353
10.179% due 06/12/2021		$266,737	354,233
14.000% due 06/15/2019 (h)	GBP	371,934	763,257
Barclays PLC
8.000% due 12/15/2020 (h)	EUR	6,200	7,361
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	104,192
6.500% due 03/10/2021		164,450	178,428
Bear Stearns Cos. LLC
0.671% due 11/21/2016		900	900
6.400% due 10/02/2017		70,525	77,630
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		150	188
BFC Finance Corp.
7.375% due 12/01/2017		392	411
Blackstone CQP Holdco LP
9.296% due 03/18/2019		112,484	115,508
BPCE S.A.
0.846% due 11/18/2016		400	401
0.913% due 06/17/2017		305,700	305,874
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,500	6,247
2.875% due 05/19/2016		1,600	1,809
Capital One Financial Corp.
4.750% due 07/15/2021		$80	87
Central American Bank for Economic Integration
3.875% due 02/09/2017		180	185
CIT Group, Inc.
4.250% due 08/15/2017		48,676	49,528
5.250% due 03/15/2018		36,845	38,181
5.500% due 02/15/2019		36,198	37,827
6.625% due 04/01/2018		4,091	4,388
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,663
Citigroup, Inc.
0.798% due 05/01/2017		112,100	111,781
0.822% due 03/10/2017		47,835	47,723
1.237% due 07/25/2016		27,805	27,891
3.375% due 03/01/2023		25	25
4.000% due 08/05/2024		20	20
8.400% due 04/30/2018 (h)		5,000	5,700
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	28,577
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	46,519
Credit Agricole S.A.
0.833% due 06/12/2017		272,200	272,122
0.864% due 06/02/2017		99,300	99,357
1.625% due 04/15/2016		2,100	2,112
6.500% due 06/23/2021 (h)	EUR	5,500	6,178
7.500% due 06/23/2026 (h)	GBP	7,100	11,030
8.125% due 09/19/2033		$38,680	42,693
Credit Suisse
0.772% due 05/26/2017		143,220	142,872
Credit Suisse AG
6.500% due 08/08/2023		8,200	8,989
Denali Borrower LLC
5.625% due 10/15/2020		400	422
Depfa ACS Bank
4.875% due 05/21/2019	EUR	22,200	29,011

Digital Realty Trust LP
3.950% due 07/01/2022		$31,200	31,147
Eksportfinans ASA
2.000% due 09/15/2015		29,365	29,402
2.375% due 05/25/2016		55,690	55,829
2.875% due 11/16/2016	CHF	1,100	1,203
5.500% due 05/25/2016		$15,990	16,470
5.500% due 06/26/2017		53,703	57,043
FNBC Pass-Through Trust
8.080% due 01/05/2018		84	89
Ford Motor Credit Co. LLC
0.726% due 11/08/2016		59,200	59,082
0.799% due 09/08/2017		161,200	160,349
1.500% due 01/17/2017		19,250	19,233
1.529% due 05/09/2016		30,700	30,880
1.700% due 05/09/2016		18,130	18,156
2.500% due 01/15/2016		30,102	30,348
3.984% due 06/15/2016		42,930	43,940
4.207% due 04/15/2016		24,810	25,377
4.250% due 02/03/2017		18,940	19,691
5.625% due 09/15/2015		112,491	113,518
6.625% due 08/15/2017		5,850	6,420
8.000% due 12/15/2016		202,619	220,863
General Electric Capital Corp.
2.950% due 05/09/2016		75	76
3.150% due 09/07/2022		35	35
General Motors Financial Co., Inc.
2.750% due 05/15/2016		28,880	29,230
3.250% due 05/15/2018		16,535	16,935
3.500% due 07/10/2019		28,400	29,029
4.750% due 08/15/2017		36,712	38,772
6.750% due 06/01/2018		10,970	12,248
GSPA Monetization Trust
6.422% due 10/09/2029		21,113	23,345
HBOS PLC
0.686% due 03/21/2017	EUR	2,800	3,122
0.787% due 09/01/2016		1,831	2,037
0.979% due 09/06/2017		$34,650	34,621
0.982% due 09/30/2016		81,090	81,090
6.750% due 05/21/2018		273,366	303,629
HSBC Holdings PLC
4.000% due 03/30/2022		85	89
6.375% due 03/30/2025 (h)		10,000	10,075
Industrial Bank of Korea
1.375% due 10/05/2015		30,000	30,020
International Lease Finance Corp.
2.236% due 06/15/2016		5,000	5,006
5.750% due 05/15/2016		61,102	62,706
6.750% due 09/01/2016		184,263	194,167
7.125% due 09/01/2018		41,275	46,125
8.625% due 09/15/2015		295,527	299,590
8.750% due 03/15/2017		34,420	37,745
Intesa Sanpaolo SpA
2.375% due 01/13/2017		35,025	35,206
3.125% due 01/15/2016		90,028	90,726
3.625% due 08/12/2015		7,000	7,018
5.017% due 06/26/2024		331	322
6.500% due 02/24/2021		7,500	8,558
JPMorgan Chase & Co.
0.827% due 04/25/2018		100,255	100,377
2.750% due 06/23/2020		96,700	96,694
3.250% due 09/23/2022		5	5
3.875% due 02/01/2024		75	76
6.100% due 10/01/2024 (h)		50,000	50,237
6.750% due 02/01/2024 (h)		100,000	106,968
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016		67,215	67,072
0.704% due 06/02/2017		362,300	362,303
5.375% due 09/28/2016	GBP	8,200	13,490
6.000% due 10/01/2017		$261,000	284,625
KBC Bank NV
8.000% due 01/25/2023		53,000	58,101
KFW
2.600% due 06/20/2037	JPY	9,000	96
Kilroy Realty LP
5.000% due 11/03/2015		$200	202
LBG Capital PLC
3.086% due 03/12/2020	EUR	150	170
7.625% due 12/09/2019	GBP	19,420	32,432
9.125% due 07/15/2020		12,033	20,608
15.000% due 12/21/2019	EUR	12,900	21,786
LeasePlan Corp. NV
2.500% due 05/16/2018		$462	463
Liberty Mutual Group, Inc.
4.850% due 08/01/2044		45	43

Liberty Property LP
4.750% due 10/01/2020		75	81
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		23,500	24,058
Lloyds Bank PLC
12.000% due 12/16/2024 (h)		1,190,500	1,711,344
13.000% due 12/19/2021	AUD	27,200	23,750
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	28,600	46,468
MetLife, Inc.
4.050% due 03/01/2045		$25	23
7.717% due 02/15/2019		120	143
Metropolitan Life Global Funding
2.300% due 04/10/2019		50	50
Morgan Stanley
3.750% due 02/25/2023		45	46
5.450% due 01/09/2017		130	138
5.550% due 04/27/2017		500	536
6.250% due 08/28/2017		400	438
Murray Street Investment Trust
4.647% due 03/09/2017		43,780	45,993
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,400	7,661
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		$165	227
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	10,130	16,163
Navient Corp.
4.625% due 09/25/2017		$5,140	5,236
4.875% due 06/17/2019		5,000	4,963
5.000% due 12/15/2015 (i)	HKD	16,000	2,085
5.140% due 06/15/2016		$80,000	81,500
5.500% due 01/15/2019		74,475	76,122
6.000% due 01/25/2017		74,389	77,551
6.250% due 01/25/2016		69,508	70,985
8.450% due 06/15/2018		247,196	275,327
8.780% due 09/15/2016	MXN	183,200	11,843
Novo Banco S.A.
4.000% due 01/21/2019	EUR	6,500	7,238
5.875% due 11/09/2015		6,600	7,376
NRAM PLC
5.625% due 06/22/2017		$22,700	24,767
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	97,905
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		16,825	17,582
7.250% due 12/15/2021		45,475	47,180
Pinnacol Assurance
8.625% due 06/25/2034 (i)		15,000	15,359
Prologis LP
4.250% due 08/15/2023		6,000	6,159
Prudential Covered Trust
2.997% due 09/30/2015		403	405
Rabobank Group
6.875% due 03/19/2020	EUR	12,500	16,445
8.375% due 07/26/2016 (h)		$7,500	7,856
11.000% due 06/30/2019 (h)		211,225	268,520
Rio Oil Finance Trust
6.250% due 07/06/2024		6,400	6,304
6.750% due 01/06/2027		34,500	33,515
Royal Bank of Canada
1.875% due 02/05/2021		15	15
2.200% due 09/23/2019		95	96
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		86,880	87,127
5.125% due 05/28/2024		537	537
6.100% due 06/10/2023		584	621
7.648% due 09/30/2031 (h)		15,090	18,862
Royal Bank of Scotland PLC
4.375% due 03/16/2016		34,500	35,268
Santander Central Hispano Issuances Ltd.
7.250% due 11/01/2015		3,180	3,233
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,650	35,750
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,460
Santander U.S. Debt S.A.U.
3.781% due 10/07/2015		1,200	1,208
Shinhan Bank
4.125% due 10/04/2016		18,900	19,574
Sirius International Group Ltd.
6.375% due 03/20/2017		95	100
SL Green Realty Corp.
4.500% due 12/01/2022		200	204
5.000% due 08/15/2018		68	73
7.750% due 03/15/2020		400	477

Springleaf Finance Corp.
5.400% due 12/01/2015		65,366	66,101
5.750% due 09/15/2016		5,340	5,534
6.500% due 09/15/2017		3,200	3,364
6.900% due 12/15/2017		22,220	23,609
State Bank of India
4.500% due 07/27/2015		194,900	195,361
Turkiye Garanti Bankasi A/S
2.775% due 04/20/2016		85,800	85,882
UBS AG
0.843% due 06/01/2017		36,700	36,620
1.133% due 06/01/2020		13,300	13,278
4.750% due 02/12/2026	EUR	5,000	5,923
5.875% due 12/20/2017		$233	256
7.250% due 02/22/2022		2,750	2,900
7.625% due 08/17/2022		32,300	37,869
WEA Finance LLC
3.750% due 09/17/2024		6,000	5,933
Wells Fargo & Co.
3.500% due 03/08/2022		7,400	7,607
5.900% due 06/15/2024 (h)		74,800	75,174
7.980% due 03/15/2018 (h)		144,300	156,205
Wells Fargo Bank N.A.
0.546% due 06/15/2017		119,000	119,046
6.000% due 11/15/2017		600	661

			14,546,479

INDUSTRIALS 1.5%
Actavis Funding SCS
3.000% due 03/12/2020		15	15
3.800% due 03/15/2025		10	10
4.550% due 03/15/2035		15	14
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		31,000	30,668
Altria Group, Inc.
4.000% due 01/31/2024		30	30
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		432	447
Anadarko Petroleum Corp.
3.450% due 07/15/2024		10	10
Anthem, Inc.
1.250% due 09/10/2015		5,500	5,503
4.650% due 08/15/2044		50	46
Apple, Inc.
1.000% due 05/03/2018		30	30
Asciano Finance Ltd.
4.625% due 09/23/2020		30	32
AutoZone, Inc.
5.500% due 11/15/2015		10,050	10,217
Baidu, Inc.
2.750% due 06/09/2019		24,600	24,640
BAT International Finance PLC
2.750% due 06/15/2020		40,900	41,218
Baxalta, Inc.
1.061% due 06/22/2018		25,950	25,961
2.875% due 06/23/2020		12,500	12,485
3.600% due 06/23/2022		5,000	5,003
4.000% due 06/23/2025		4,100	4,081
Beam Suntory, Inc.
5.375% due 01/15/2016		3,593	3,681
Becton Dickinson and Co.
1.800% due 12/15/2017		300	300
BMW U.S. Capital LLC
0.624% due 06/02/2017		199,400	198,880
Burlington Northern Santa Fe LLC
3.000% due 03/15/2023		5	5
California Resources Corp.
5.000% due 01/15/2020 (k)		26,600	23,541
Canadian Pacific Railway Co.
4.450% due 03/15/2023		125	134
Catholic Health Initiatives
4.350% due 11/01/2042		45	41
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		200	231
CGG S.A.
7.750% due 05/15/2017		675	658
Chesapeake Energy Corp.
3.250% due 03/15/2016		2,390	2,383
3.525% due 04/15/2019		52,400	48,077
Cisco Systems, Inc.
2.125% due 03/01/2019		35	35
City of Hope
5.623% due 11/15/2043		30,000	33,000
CNH Industrial Capital LLC
3.875% due 11/01/2015		4,750	4,774

Comcast Corp.
4.200% due 08/15/2034		55	53
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,762
ConAgra Foods, Inc.
1.300% due 01/25/2016		8,686	8,688
1.900% due 01/25/2018		13,000	12,808
2.100% due 03/15/2018		1,821	1,804
ConocoPhillips Co.
3.350% due 05/15/2025		65	64
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		2,273	2,426
7.707% due 10/02/2022		1,896	2,082
9.000% due 01/08/2018		9,828	10,491
Continental Resources, Inc.
3.800% due 06/01/2024		20	18
Corning, Inc.
2.900% due 05/15/2022		5	5
4.700% due 03/15/2037		25	25
CSN Islands Corp.
6.875% due 09/21/2019 (k)		17,900	16,012
CVS Pass-Through Trust
8.353% due 07/10/2031		239	318
Dell, Inc.
2.300% due 09/10/2015		3,250	3,254
3.100% due 04/01/2016		163	163
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		5,537	415
Domtar Corp.
9.500% due 08/01/2016		30,670	33,030
Ecopetrol S.A.
4.125% due 01/16/2025		30	28
Endo Finance LLC
7.000% due 07/15/2019		200	208
Energy Transfer Partners LP
2.500% due 06/15/2018		22,100	22,134
3.600% due 02/01/2023		20	19
4.750% due 01/15/2026		38,200	37,730
4.900% due 02/01/2024		25	25
5.150% due 03/15/2045		15	13
Enterprise Products Operating LLC
1.650% due 05/07/2018		40	40
ERAC USA Finance LLC
2.800% due 11/01/2018		30	31
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	300
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		1,600	1,604
GATX Corp.
1.250% due 03/04/2017		95	95
General Motors Co.
1.000% due 07/31/2099		20,000	0
3.500% due 10/02/2018		145	150
4.000% due 04/01/2025		30	30
Gerdau Holdings, Inc.
7.000% due 01/20/2020		9,200	10,028
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023		20	20
Hamilton College
4.750% due 07/01/2113		58,970	50,606
Hanson Ltd.
6.125% due 08/15/2016		73,000	76,212
HCA, Inc.
3.750% due 03/15/2019		59,891	60,490
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	40,900	24,395
4.500% due 12/06/2016	JPY	1,230,000	5,703
5.014% due 12/27/2017	EUR	15,400	9,185
Hewlett-Packard Co.
3.750% due 12/01/2020		$5	5
4.650% due 12/09/2021		80	85
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		7,504	8,100
HJ Heinz Co.
1.600% due 06/30/2017 (c)		27,700	27,712
2.000% due 07/02/2018 (c)		20,900	20,897
2.800% due 07/02/2020 (c)		18,250	18,269
3.500% due 07/15/2022 (c)		7,800	7,840
3.950% due 07/15/2025 (c)		17,300	17,432
5.200% due 07/15/2045 (c)		11,400	11,710
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	39
Howard Hughes Medical Institute
3.500% due 09/01/2023		60	62
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		8,000	8,059

Hyundai Capital America
2.550% due 02/06/2019		70	71
Johnson & Johnson
4.375% due 12/05/2033		35	37
Korea National Oil Corp.
4.000% due 10/27/2016		200	207
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		4,000	3,965
4.500% due 08/15/2025		2,000	2,010
MGM Resorts International
6.625% due 07/15/2015		65,433	65,505
6.875% due 04/01/2016		11,306	11,730
7.500% due 06/01/2016		113,793	118,914
7.625% due 01/15/2017		33,835	36,161
Noble Energy, Inc.
5.250% due 11/15/2043		45	44
Noble Group Ltd.
4.875% due 08/05/2015		4,300	4,289
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		8,876	10,163
7.150% due 04/01/2021		935	986
NXP BV
3.500% due 09/15/2016		400	405
Oracle Corp.
2.375% due 01/15/2019		65	66
Pactiv LLC
8.125% due 06/15/2017		9,800	10,657
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029		150	202
Philip Morris International, Inc.
1.875% due 01/15/2019		25	25
Pioneer Natural Resources Co.
3.950% due 07/15/2022		10	10
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,373
SCA Finans AB
4.500% due 07/15/2015		5,250	5,255
Talisman Energy, Inc.
5.500% due 05/15/2042		20	18
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		2,807	2,856
5.462% due 02/16/2021		40	44
Tencent Holdings Ltd.
2.000% due 05/02/2017		28,000	28,102
2.875% due 02/11/2020		22,200	22,175
3.800% due 02/11/2025 (k)		20,000	19,411
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,600	1,709
Time Warner, Inc.
4.650% due 06/01/2044		70	67
5.350% due 12/15/2043		20	21
Transocean, Inc.
4.950% due 11/15/2015		180,467	182,957
UAL Pass-Through Trust
9.200% due 03/29/2049 ^		682	198
10.400% due 05/01/2018		13,699	14,932
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	1,120
Worthington Industries, Inc.
4.550% due 04/15/2026		30	31
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		237	236
3.150% due 04/01/2022		280	276
3.550% due 04/01/2025		322	312

			1,536,364

UTILITIES 1.6%
AT&T, Inc.
3.400% due 05/15/2025		20,300	19,314
4.750% due 05/15/2046		18,000	16,358
Bell Canada
5.410% due 09/26/2016	CAD	110	92
BellSouth Corp.
4.821% due 04/26/2021		$153,300	157,720
British Telecommunications PLC
5.750% due 12/07/2028	GBP	75	141
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$1,300	1,319
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015		10,000	10,048
Electricite de France S.A.
1.150% due 01/20/2017		30	30
Entergy Corp.
3.625% due 09/15/2015		18,500	18,573
4.000% due 07/15/2022 (c)		17,500	17,641

Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		6,610	6,757
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,232
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,512
Midwest Generation LLC
8.560% due 01/02/2016		12	12
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		6,000	6,182
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		60,605	46,969
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		284	196
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		16,100	16,514
Petrobras Global Finance BV
1.896% due 05/20/2016		21,728	21,461
2.000% due 05/20/2016		15,705	15,558
2.415% due 01/15/2019		75,017	69,541
2.643% due 03/17/2017		238,234	233,874
3.000% due 01/15/2019		2,600	2,412
3.163% due 03/17/2020		1,800	1,719
3.250% due 03/17/2017		101,205	99,823
3.500% due 02/06/2017		26,603	26,383
3.875% due 01/27/2016		277,730	279,263
4.375% due 05/20/2023		33,300	29,111
4.875% due 03/17/2020		5,000	4,767
5.375% due 01/27/2021		16,400	15,823
5.750% due 01/20/2020		59,100	58,706
5.875% due 03/01/2018		38,900	39,775
6.250% due 03/17/2024		100	97
6.850% due 06/05/2115		77,650	64,390
7.875% due 03/15/2019		156,750	166,849
Plains All American Pipeline LP
3.950% due 09/15/2015		2,000	2,011
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		4,381	4,743
5.832% due 09/30/2016		4,129	4,274
6.750% due 09/30/2019		11,400	13,495
Shell International Finance BV
2.375% due 08/21/2022		140	136
3.250% due 05/11/2025		6,200	6,143
4.375% due 05/11/2045		3,500	3,456
Sprint Communications, Inc.
6.000% due 12/01/2016		4,885	5,071
8.375% due 08/15/2017		37,186	40,347
Telecom Italia Capital S.A.
5.250% due 10/01/2015		1,774	1,791
Telecom Italia SpA
5.625% due 12/29/2015	GBP	5,000	7,994
7.375% due 12/15/2017		13,000	22,476
Verizon Communications, Inc.
0.681% due 06/09/2017		$15,000	14,971
2.625% due 02/21/2020		35	35
3.000% due 11/01/2021		10	10
3.450% due 03/15/2021		3	3
3.500% due 11/01/2024		15	15
4.400% due 11/01/2034		10	9
4.500% due 09/15/2020		32,325	34,879
5.050% due 03/15/2034		40	40
6.400% due 09/15/2033		29	33
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	10

			1,617,104

Total Corporate Bonds & Notes (Cost $16,778,471)			17,699,947

MUNICIPAL BONDS & NOTES 4.0%
CALIFORNIA 2.4%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029		120	140
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		63,500	84,458
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		31,435	40,662
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		100	126
6.907% due 10/01/2050		71,900	97,817
6.918% due 04/01/2040		44,800	58,245
7.043% due 04/01/2050		82,020	112,585
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		1,980	1,980
6.000% due 06/01/2035		10,000	10,000
6.125% due 06/01/2038		2,000	1,893

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	73,500	88,487
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	85,245	120,657
7.350% due 11/01/2039	123,140	172,991
7.500% due 04/01/2034	64,802	90,111
7.550% due 04/01/2039	73,502	106,326
California State General Obligation Bonds, (BABs), Series 2010
6.650% due 03/01/2022	2,700	3,263
7.600% due 11/01/2040	254,390	371,964
7.625% due 03/01/2040	11,600	17,001
7.700% due 11/01/2030	3,235	3,979
7.950% due 03/01/2036	170,115	206,053
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016	3,200	3,328
6.200% due 10/01/2019	1,650	1,924
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,355	45,081
8.000% due 03/01/2035	7,070	8,356
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	19,926
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	402
4.931% due 09/01/2016	500	516
5.395% due 09/01/2017	1,000	1,058
5.845% due 09/01/2018	750	818
6.328% due 09/01/2019	500	558
6.578% due 09/01/2020	1,000	1,141
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,470
8.360% due 08/01/2040	9,525	10,676
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,319
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	39,265	49,796
7.618% due 08/01/2040	300	411
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	64,920	88,526
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	14,600	17,560
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	22,600	26,515
5.813% due 06/01/2040	27,600	32,566
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	6,240	7,072
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	259
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	53,494
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	42,783
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	56,400	70,679
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	31,390	39,064
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,764
7.021% due 08/01/2040	21,300	24,929
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	15,800	21,531
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	22,100	25,334
7.200% due 08/01/2039	25,000	28,769
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	41,405	40,547
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,291
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	811
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,244
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (FGIC Insured), Series 2006
5.581% due 10/01/2016	45	46
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,122
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	947
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	23,175	27,976
6.296% due 05/15/2050	29,500	34,239

University of California Revenue Bonds, Series 2011
0.684% due 07/01/2041	59,900	59,932

		2,421,518

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	187
Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,101

		4,288

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	134,334	156,980
7.055% due 04/01/2057	1,665	1,831

		158,811

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	78,749
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	48,165	51,110
6.899% due 12/01/2040	206,865	238,528
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	39,972

		408,379

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	30,570	30,197

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2010
5.373% due 11/01/2025	200	221

LOUISIANA 0.1%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	10,067
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	33,100	36,770

		46,837

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	23,700	26,320

MICHIGAN 0.0%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	8,300	9,665
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	285	242

		9,907

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	11,610

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	7,700	10,548
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	29,984

		40,532

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (f)	3,000	2,345

New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	635

		2,980

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	27,525	34,856
6.648% due 11/15/2039	30,000	38,850
7.134% due 11/15/2030	3,700	4,459
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	3,600	4,138
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	200	237
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	223
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	400	448
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,460	12,460
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	499
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	23,900	28,129
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	4,200	4,563
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	46,700	46,003

		174,865

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	81,000	99,629
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	175	208
7.834% due 02/15/2041	17,000	23,650
8.084% due 02/15/2050	197,760	295,386
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,406
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,925	2,269
6.500% due 06/01/2047	16,900	14,327
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,556

		440,431

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,268
5.401% due 06/15/2022	3,500	3,714
5.501% due 06/15/2023	3,500	3,695
6.532% due 06/15/2039	40,450	44,689

		54,366

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	182

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,629

TEXAS 0.1%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	44,900	56,504
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.374% due 04/01/2040	9,983	10,079
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	22,939

		89,522

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	778

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	399

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	150,600	126,882

Total Municipal Bonds & Notes (Cost $3,675,417)		4,056,654

U.S. GOVERNMENT AGENCIES 29.3%
Bolivia Government AID Bond
0.376% due 02/01/2019	1,855	1,651
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)(f)	3,239	3,012
0.000% due 10/09/2019 (f)	13,300	12,145
0.247% due 07/25/2037	377	354
0.287% due 01/25/2021	12	12
0.307% due 03/25/2034	116	116
0.317% due 03/25/2036	2,748	2,633
0.337% due 08/25/2034	104	104
0.387% due 05/25/2035 - 10/27/2037	91,349	90,292
0.427% due 06/25/2032	19	19
0.437% due 05/25/2037	179	179
0.487% due 12/25/2028 - 03/25/2037	2,307	2,310
0.507% due 06/25/2037	7	7
0.537% due 08/25/2033 - 03/25/2044	2,372	2,373
0.547% due 03/25/2037	53	53
0.567% due 07/25/2037	1,735	1,744
0.585% due 04/18/2028	59	59
0.587% due 06/25/2029 - 11/25/2036	3,515	3,534
0.635% due 10/18/2030	331	335
0.637% due 08/25/2021 - 09/25/2037	4,149	4,197
0.687% due 03/25/2017 - 05/25/2040	590	598
0.735% due 12/18/2031	85	86
0.737% due 06/25/2018 - 09/25/2041	235	237
0.739% due 08/25/2022 (a)	76,456	2,637
0.767% due 08/25/2037 - 06/25/2041	6,795	6,886
0.787% due 08/25/2022	4	4
0.817% due 05/25/2040	2,505	2,561
0.837% due 10/25/2023 - 03/25/2024	800	813
0.887% due 10/25/2037 - 06/25/2040	7,585	7,709
0.911% due 11/01/2021	5,832	5,879
0.937% due 03/25/2038 - 11/25/2039	552	563
0.987% due 01/25/2022	9	9
1.017% due 01/25/2022	28	28
1.037% due 12/25/2021	15	15
1.087% due 04/25/2032	17	18
1.172% due 04/01/2027	20	21
1.187% due 04/25/2023	97	100
1.346% due 07/01/2042 - 10/01/2044	26,010	26,702
1.347% due 12/01/2044	2,970	3,050
1.375% due 01/01/2021	4	4
1.396% due 09/01/2041	9,273	9,507
1.546% due 10/01/2030 - 10/01/2040	3,095	3,206
1.605% due 06/01/2035	976	1,019
1.654% due 04/01/2027	21	22
1.750% due 02/01/2022	37	37
1.770% due 06/01/2030 - 09/01/2035	78	81
1.773% due 02/01/2035	1,323	1,397
1.775% due 10/01/2034	171	181
1.776% due 05/01/2023	79	81
1.781% due 03/01/2035	35	36
1.793% due 10/01/2034	993	1,049
1.795% due 11/01/2023	12	12
1.825% due 02/01/2023	38	39
1.835% due 09/01/2022	52	54
1.853% due 01/01/2035	3,687	3,892
1.862% due 01/01/2035	6,204	6,572
1.866% due 06/01/2023	55	55
1.875% due 02/01/2020	4	4
1.888% due 03/01/2019	119	123
1.894% due 01/01/2020	143	149
1.895% due 11/01/2031	57	58
1.897% due 02/01/2034	48	51
1.912% due 02/01/2035	1,916	2,011
1.915% due 11/01/2034	1,211	1,286
1.919% due 12/01/2020	70	71
1.920% due 12/01/2034	16	17
1.925% due 03/01/2034 - 09/01/2034	4,881	5,137
1.934% due 11/01/2034	833	881
1.937% due 10/01/2020	9	9
1.948% due 03/01/2033	63	66
1.950% due 02/01/2035 - 08/01/2035	463	477
1.955% due 11/01/2035	1,752	1,825
1.956% due 01/01/2036	8	9
1.959% due 01/01/2035	77	81
1.960% due 10/01/2034	774	825

1.961% due 09/01/2035	4,394	4,650
1.967% due 08/01/2025	573	609
1.970% due 01/01/2035	3,746	3,976
1.978% due 11/01/2035	150	159
1.983% due 12/01/2034	119	126
1.990% due 09/01/2024	46	47
2.000% due 04/01/2017 - 12/01/2024	15	16
2.004% due 12/01/2034	99	105
2.026% due 04/01/2036	158	167
2.032% due 09/01/2035	40	42
2.054% due 10/01/2035	782	841
2.080% due 05/01/2035	91	97
2.081% due 06/01/2021	103	107
2.105% due 08/01/2035	1,507	1,615
2.106% due 12/01/2033	271	287
2.109% due 07/01/2019	17	18
2.110% due 12/01/2034	603	643
2.115% due 11/01/2032	39	41
2.117% due 11/01/2023	14	14
2.122% due 07/01/2034	14	15
2.125% due 09/01/2036	1	1
2.136% due 06/01/2035	71	73
2.137% due 10/01/2019 - 07/01/2035	8,945	9,500
2.140% due 07/01/2024	48	49
2.145% due 11/01/2035	364	391
2.149% due 09/01/2035	233	239
2.154% due 08/01/2035	3,311	3,552
2.156% due 11/01/2019	20	20
2.157% due 12/01/2034	18	20
2.160% due 10/01/2034	1,765	1,885
2.162% due 08/01/2035	445	473
2.175% due 01/01/2036	403	432
2.184% due 11/01/2034	27	29
2.190% due 12/01/2023	83	85
2.201% due 11/01/2035	2,808	2,994
2.202% due 05/25/2035	11,464	11,876
2.203% due 12/01/2034	40	43
2.206% due 02/01/2035	995	1,067
2.210% due 05/01/2034 - 02/01/2035	1,600	1,713
2.215% due 03/01/2033	105	113
2.220% due 07/01/2026 - 09/01/2035	4,309	4,590
2.222% due 11/01/2025	65	67
2.227% due 09/01/2035	97	104
2.230% due 09/01/2023 - 09/01/2037	126	130
2.232% due 12/01/2036	65	69
2.235% due 05/01/2024	7	7
2.237% due 07/01/2033 - 11/01/2035	6,949	7,421
2.243% due 08/01/2032 - 12/01/2033	216	228
2.245% due 11/01/2025	40	43
2.246% due 04/01/2033	45	48
2.247% due 02/01/2035 - 04/01/2038	1,981	2,118
2.250% due 01/01/2020 - 12/01/2025	75	76
2.261% due 03/01/2025 - 08/01/2035	546	582
2.265% due 09/01/2029 - 12/01/2035	7	7
2.266% due 12/01/2022	13	14
2.267% due 08/01/2033	12	13
2.271% due 06/01/2035	864	919
2.272% due 05/01/2035	7,039	7,454
2.273% due 11/01/2034	881	940
2.277% due 09/01/2033 - 12/01/2033	764	815
2.297% due 07/01/2035	1,515	1,616
2.299% due 10/01/2024	52	54
2.300% due 02/01/2035 - 01/01/2036	2,294	2,457
2.301% due 02/01/2027	128	133
2.302% due 05/01/2037	23	24
2.303% due 04/01/2034	121	129
2.307% due 07/01/2034	1,956	2,086
2.310% due 08/01/2027 - 02/01/2036	738	785
2.315% due 11/01/2023	93	95
2.319% due 07/01/2035	80	84
2.325% due 12/01/2023 - 06/01/2025	84	85
2.326% due 09/01/2037	3	3
2.330% due 09/01/2024 - 03/01/2035	112	113
2.334% due 11/01/2025	264	280
2.335% due 05/01/2033	101	107
2.336% due 08/01/2026	49	51
2.339% due 05/01/2026 - 07/01/2035	904	961
2.340% due 11/01/2025	10	11
2.342% due 05/01/2025	97	100
2.343% due 07/01/2035	833	883
2.345% due 07/01/2026 - 05/01/2036	642	686
2.352% due 03/01/2034	3,161	3,364
2.356% due 01/01/2026	45	46
2.362% due 06/01/2035	4,025	4,303
2.365% due 05/01/2030	4	4
2.372% due 06/01/2035	61	65

2.373% due 01/01/2037	134	145
2.383% due 11/01/2024 - 09/01/2035	1,677	1,775
2.384% due 02/01/2028	15	16
2.385% due 05/01/2035	4,307	4,594
2.389% due 03/01/2035	21	22
2.390% due 07/01/2021	13	13
2.393% due 10/01/2035	451	483
2.395% due 12/01/2025	179	185
2.407% due 05/01/2035	51	55
2.409% due 02/01/2036	78	83
2.413% due 07/01/2020	28	29
2.415% due 08/01/2035	29	31
2.420% due 02/01/2019 - 10/01/2024	56	57
2.425% due 08/01/2031	100	101
2.434% due 04/01/2027	18	19
2.435% due 06/01/2034 - 09/01/2035	378	401
2.437% due 06/01/2030	47	48
2.438% due 01/01/2035	772	821
2.450% due 06/01/2024 - 10/01/2027	40	40
2.457% due 08/01/2023 - 03/01/2036	243	261
2.460% due 03/01/2026	36	37
2.462% due 04/01/2024	133	136
2.468% due 05/01/2035	1,419	1,506
2.470% due 06/01/2025	209	218
2.475% due 05/01/2022	2	2
2.482% due 01/01/2037	15	15
2.486% due 08/01/2027	59	61
2.491% due 11/01/2034	1,914	2,053
2.493% due 09/01/2019	212	221
2.500% due 02/01/2024 - 06/01/2035	2,271	2,428
2.504% due 01/01/2036	328	349
2.505% due 03/01/2036	176	187
2.523% due 07/01/2017	151	151
2.534% due 02/01/2028	147	155
2.535% due 05/01/2030	6	6
2.538% due 09/01/2017	84	87
2.555% due 12/01/2023	24	24
2.565% due 11/01/2025	47	48
2.622% due 12/01/2027	128	134
2.625% due 10/01/2023 - 04/01/2035	1,472	1,569
2.628% due 06/01/2033	71	76
2.633% due 12/01/2030	10	10
2.657% due 10/01/2026	7	7
2.680% due 02/01/2022 - 06/01/2022	5,432	5,466
2.684% due 06/01/2035	526	562
2.725% due 12/01/2026	9	9
2.734% due 05/01/2035	31	34
2.750% due 01/01/2018 - 09/01/2022	11,509	11,686
2.790% due 07/01/2022	4,276	4,372
2.800% due 03/01/2018 - 08/01/2022	12,302	12,580
2.823% due 03/01/2023	80	82
2.825% due 02/01/2020	11	11
2.830% due 07/01/2022	3,598	3,686
2.847% due 04/01/2026	11	11
2.850% due 05/01/2022 - 06/01/2022	2,173	2,231
2.870% due 03/01/2022 - 09/01/2027	172,336	168,812
2.875% due 10/01/2024 - 11/01/2027	3	3
2.919% due 05/01/2023	102	104
2.920% due 03/01/2022	3,918	4,025
2.928% due 02/01/2021	16	16
2.957% due 12/01/2017	115	118
2.960% due 05/01/2022 - 07/01/2022	6,864	7,082
2.984% due 08/01/2022	246	257
3.000% due 01/01/2022 - 08/01/2045	3,439,125	3,458,093
3.025% due 11/01/2022	8	8
3.040% due 04/01/2022 - 02/01/2033	3,064	3,168
3.044% due 05/01/2022	8,575	8,909
3.085% due 04/01/2018	44	44
3.156% due 05/01/2022	581	608
3.261% due 10/01/2027	89	91
3.330% due 11/01/2021	15,843	16,542
3.345% due 09/01/2021	2	2
3.362% due 02/01/2021	18	18
3.375% due 03/01/2023	52	53
3.380% due 11/01/2021	1,035	1,108
3.416% due 10/01/2020	393	416
3.420% due 11/01/2021	5,291	5,534
3.434% due 03/01/2022	65,247	68,040
3.438% due 07/01/2024	22	22
3.500% due 10/01/2018 - 08/01/2045	5,842,372	6,047,591
3.570% due 11/01/2021	2,746	2,952
3.615% due 12/01/2020	287	307
3.652% due 08/01/2027	210	218
3.830% due 07/01/2021	296	319
3.840% due 05/01/2018	350	373
3.881% due 09/01/2028	40	42

3.963% due 02/25/2033	999	946
3.980% due 07/01/2021	45,500	49,561
3.982% due 06/01/2035	446	479
4.000% due 05/01/2018 - 08/01/2045	6,842,561	7,229,289
4.166% due 09/01/2035	221	232
4.295% due 11/01/2021	25	25
4.350% due 12/01/2036	323	344
4.361% due 02/01/2028	10	11
4.380% due 06/01/2021	531	585
4.500% due 08/01/2015 - 08/13/2045	4,278,366	4,613,376
4.533% due 09/01/2034	276	295
4.661% due 03/01/2023	206	213
4.919% due 07/01/2035	410	427
4.974% due 08/01/2035	488	517
4.980% due 08/01/2035	274	292
5.000% due 05/11/2017 (m)	107,901	116,433
5.000% due 06/01/2018 - 08/13/2045	230,734	254,811
5.030% due 05/01/2024	2,126	2,474
5.065% due 09/01/2035	8	9
5.068% due 10/01/2035	406	432
5.100% due 11/01/2035	1,015	1,088
5.114% due 11/01/2035	487	506
5.143% due 12/01/2035	341	358
5.144% due 02/01/2016	95	96
5.155% due 09/01/2035	474	503
5.172% due 06/01/2029	21	22
5.181% due 11/01/2035	421	441
5.199% due 07/01/2035	564	603
5.217% due 10/01/2035	45	47
5.242% due 07/01/2035	267	278
5.284% due 10/01/2035	661	704
5.287% due 09/01/2035	833	887
5.298% due 11/01/2035	1	1
5.310% due 08/25/2033 - 10/01/2035	315	334
5.329% due 08/01/2035	116	119
5.335% due 10/01/2035	215	230
5.346% due 12/01/2035	48	52
5.369% due 11/01/2035	682	727
5.370% due 08/25/2043	80	80
5.385% due 01/01/2036	368	389
5.500% due 06/01/2017 - 07/01/2045	606,702	679,631
5.511% due 12/01/2035	488	521
5.514% due 03/01/2036	418	443
5.689% due 06/01/2036	89	92
5.695% due 04/01/2036	1	1
5.750% due 12/20/2027 - 08/25/2034	1,399	1,557
5.758% due 02/01/2036	605	649
5.760% due 03/01/2036	373	400
5.782% due 03/01/2036	549	584
5.790% due 10/01/2017	359	391
5.792% due 12/25/2042	13,151	14,658
5.883% due 02/25/2037 (a)	50	8
5.913% due 06/25/2037 - 08/25/2043 (a)	46,271	11,860
5.963% due 12/25/2042 (a)	9,653	1,648
6.000% due 12/01/2014 - 08/01/2045	1,226,715	1,395,770
6.013% due 03/25/2039 (a)	50,689	6,520
6.047% due 09/01/2036	2	2
6.063% due 05/25/2037 - 01/25/2040 (a)	2,977	548
6.113% due 08/25/2042 (a)	39,417	10,037
6.160% due 08/01/2017	136	143
6.250% due 07/01/2024 - 02/25/2029	489	543
6.290% due 02/25/2029	83	89
6.300% due 10/17/2038	2,288	2,342
6.313% due 02/25/2037 - 05/25/2042 (a)	104,040	27,540
6.363% due 07/25/2036 (a)	1,457	269
6.374% due 10/25/2042	11,543	13,370
6.413% due 12/25/2036 - 06/25/2037 (a)	1,273	231
6.453% due 12/25/2036 (a)	505	94
6.463% due 07/25/2037 (a)	1,054	159
6.500% due 02/01/2017 - 02/25/2047	39,131	44,208
6.573% due 05/25/2037 (a)	114	23
6.750% due 10/25/2023	91	103
6.896% due 08/25/2037	93	100
6.900% due 05/25/2023	12	13
7.000% due 03/01/2016 - 01/25/2048	5,886	6,589
7.313% due 09/25/2038 (a)	719	80
7.375% due 05/25/2022	278	317
7.500% due 09/01/2015 - 07/25/2041	2,060	2,236
7.750% due 01/25/2022	223	239
7.780% due 01/01/2018	1,726	1,773
7.800% due 10/25/2022 - 06/25/2026	70	80
7.818% due 03/25/2039	6	7
8.000% due 06/01/2015 - 08/01/2032	6,062	7,208
8.000% due 08/18/2027 (a)	3	1
8.060% due 04/01/2030	1,463	1,744
8.490% due 06/01/2025	659	705

8.500% due 06/01/2017 - 07/01/2037	1,508	1,745
8.500% due 01/25/2018 (a)	1	0
8.750% due 01/25/2021	40	44
9.000% due 04/01/2017 - 11/01/2025	408	458
9.000% due 06/25/2022 (a)	13	3
9.078% due 09/25/2028	29	30
9.221% due 10/25/2043	71,698	84,709
9.250% due 04/25/2018	4	4
9.300% due 05/25/2018 - 08/25/2019	8	9
9.500% due 01/01/2018 - 03/01/2026	184	200
9.731% due 11/25/2040	1	1
10.000% due 08/01/2017 - 05/01/2022	26	27
11.000% due 11/25/2017 - 11/01/2020	3	2
903.213% due 08/25/2021 (a)	0	1
1,000.000% due 04/25/2022 (a)	0	1
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	7,437	7,418
2.980% due 12/06/2020	3,347	3,427
Federal Home Loan Bank
5.460% due 11/27/2015	26	27
Federal Housing Administration
1.000% due 08/01/2020	180	180
6.896% due 07/01/2020	2,405	2,285
7.110% due 05/01/2019	320	318
7.315% due 08/01/2019	1,742	1,738
7.350% due 04/01/2019	8	8
7.375% due 02/01/2018	53	53
7.430% due 10/01/2018 - 05/01/2024	1,758	1,746
7.450% due 05/01/2021	1,333	1,331
7.460% due 01/01/2023	13	13
7.465% due 11/01/2019	604	603
Freddie Mac
0.200% due 09/25/2043 (a)	1,084,121	8,384
0.227% due 12/25/2036	5,501	5,486
0.426% due 05/15/2036	5	5
0.436% due 07/15/2034	235	236
0.447% due 08/25/2031	339	332
0.486% due 02/15/2037	4	4
0.526% due 02/15/2037	35	35
0.536% due 12/15/2029	56	56
0.586% due 06/15/2018 - 05/15/2041	4,985	5,023
0.636% due 06/15/2023 - 12/15/2031	92	93
0.686% due 06/15/2030 - 12/15/2032	112	114
0.736% due 01/15/2042	147	148
0.750% due 01/12/2018 (m)	148,670	147,934
0.766% due 05/15/2032 - 07/15/2037	6,598	6,698
0.856% due 08/15/2037	7,031	7,145
0.896% due 10/15/2037	3,360	3,415
0.906% due 05/15/2037	2,073	2,119
0.916% due 05/15/2040	44	45
0.936% due 08/15/2036	69	70
1.036% due 11/15/2039	86	87
1.186% due 02/15/2021	6	7
1.187% due 05/25/2043	6,568	6,740
1.250% due 08/01/2019	320,240	316,717
1.250% due 10/02/2019 (m)	995,010	981,337
1.346% due 02/25/2045	20,201	20,552
1.360% due 10/25/2023	75	74
1.546% due 07/25/2044	3,406	3,437
1.680% due 01/01/2022	18	18
1.681% due 12/25/2018 (a)	286,173	13,248
1.750% due 04/01/2017	1	1
1.790% due 12/01/2026	234	242
1.798% due 06/25/2020 (a)	18,311	1,149
1.823% due 10/01/2023	26	26
1.838% due 05/01/2037	325	341
1.855% due 09/01/2035	63	66
1.858% due 03/01/2024	49	49
1.875% due 12/01/2016	11	11
1.890% due 10/25/2023	376	391
1.945% due 02/01/2037	19	20
1.968% due 09/01/2035	24	26
1.972% due 03/01/2035	606	646
2.000% due 09/01/2018 - 06/01/2022	10	10
2.012% due 05/01/2023	52	53
2.039% due 10/01/2022	22	22
2.095% due 08/01/2035	370	394
2.124% due 04/01/2036	572	608
2.125% due 02/01/2018 - 10/01/2035	375	399
2.131% due 07/01/2023	23	24
2.140% due 05/01/2020	11	11
2.183% due 01/01/2036	3	3
2.189% due 09/01/2023	89	90
2.190% due 07/01/2024	46	46
2.210% due 07/01/2020	59	61
2.219% due 02/01/2036	269	286

2.222% due 07/01/2032	1	1
2.225% due 10/01/2035	5,948	6,329
2.235% due 07/01/2022 - 09/01/2035	3,492	3,721
2.237% due 08/01/2035 - 10/01/2035	8,085	8,536
2.239% due 05/01/2035	9,518	10,088
2.247% due 10/01/2035	11,648	12,407
2.250% due 01/01/2019 - 02/01/2038	33	33
2.253% due 11/01/2023	67	69
2.265% due 11/01/2026	147	151
2.271% due 09/01/2035	147	157
2.273% due 06/01/2033	157	167
2.280% due 07/01/2033	5	5
2.282% due 07/01/2024	20	21
2.298% due 12/01/2022	3	3
2.306% due 01/01/2037	135	145
2.318% due 09/01/2028	1	1
2.321% due 08/01/2023	45	47
2.323% due 10/25/2018	15	15
2.326% due 06/01/2021 - 08/01/2023	80	82
2.328% due 09/01/2037	12	13
2.340% due 03/01/2035	10	11
2.343% due 04/01/2024	195	202
2.344% due 04/01/2025	4	5
2.345% due 03/01/2036	97	103
2.348% due 07/01/2035	3,951	4,208
2.349% due 10/01/2026	123	130
2.357% due 11/01/2035	7,625	8,128
2.363% due 06/01/2024	155	163
2.365% due 08/01/2023 - 11/01/2023	162	165
2.369% due 07/01/2025	141	147
2.370% due 10/01/2035 - 11/01/2035	11,997	12,885
2.373% due 01/01/2034	2,273	2,434
2.375% due 01/13/2022	526,260	532,583
2.377% due 07/01/2035	4,377	4,685
2.379% due 07/01/2036	5	5
2.383% due 04/01/2029	67	70
2.384% due 06/01/2035	18,092	19,254
2.385% due 04/01/2025	1	1
2.387% due 02/01/2025	8	8
2.393% due 07/01/2032	43	46
2.395% due 11/01/2028 - 02/01/2037	275	286
2.401% due 05/01/2027 - 05/01/2037	14,983	16,057
2.403% due 04/01/2025	39	39
2.415% due 07/01/2023 - 04/01/2036	54	55
2.418% due 06/01/2022	162	170
2.420% due 06/01/2037	22	24
2.423% due 10/01/2024	30	31
2.425% due 06/01/2024	159	165
2.426% due 10/01/2023	108	112
2.429% due 12/01/2037	71	74
2.431% due 08/01/2035	120	127
2.432% due 06/01/2022	45	47
2.434% due 08/01/2023	399	414
2.435% due 08/01/2023	174	181
2.441% due 08/01/2035	34	36
2.448% due 05/01/2021	310	324
2.468% due 10/01/2024	12	13
2.472% due 09/01/2023	248	261
2.480% due 02/01/2021 - 09/01/2023	12	12
2.481% due 10/01/2023	34	34
2.482% due 01/01/2028	13	14
2.487% due 05/01/2023 - 11/01/2034	289	310
2.488% due 05/01/2022	7	7
2.493% due 10/01/2020	3	3
2.494% due 09/01/2023	186	191
2.495% due 05/01/2037	43	46
2.500% due 05/01/2023 - 12/01/2023	82	85
2.506% due 12/01/2018	41	41
2.507% due 02/01/2026	271	282
2.508% due 05/01/2036	268	287
2.516% due 05/01/2023	28	30
2.525% due 03/01/2022	200	207
2.527% due 06/01/2020	31	31
2.530% due 01/01/2019	22	22
2.548% due 07/01/2027	11	11
2.549% due 10/01/2023	54	55
2.550% due 01/01/2024	7	7
2.594% due 07/01/2030	465	489
2.628% due 08/01/2023	27	28
2.670% due 06/01/2030	293	306
2.762% due 01/01/2021	9	9
2.780% due 10/01/2020	13	13
2.830% due 03/01/2021	116	121
2.853% due 01/25/2036	3,155	3,305
2.861% due 07/01/2019	56	57
2.938% due 08/15/2032	1,862	1,948

2.973% due 05/01/2020	5	5
2.986% due 05/01/2018	46	47
3.000% due 03/01/2027	36	37
3.000% due 08/15/2027 (a)	21,143	2,453
3.025% due 07/01/2019	1	1
3.049% due 05/01/2018	60	61
3.075% due 01/01/2019	1	1
3.154% due 04/01/2029	15	15
3.415% due 05/01/2018	20	20
3.500% due 09/01/2018 - 02/01/2044	21,148	20,483
3.750% due 03/27/2019	142,200	154,440
4.000% due 09/15/2018 - 08/01/2045	270,428	285,375
4.019% due 01/25/2047	100	103
4.500% due 03/01/2018 - 08/01/2045	1,118,294	1,208,158
5.000% due 10/01/2016 - 07/01/2040	30,265	32,705
5.231% due 10/01/2035	170	177
5.309% due 12/01/2035	222	233
5.324% due 11/01/2035	244	254
5.500% due 09/01/2017 - 07/01/2047	91,261	102,247
5.505% due 03/01/2036	346	362
5.815% due 06/15/2042 - 08/15/2042 (a)	72,593	14,361
5.845% due 07/15/2042 (a)	86,430	13,450
5.859% due 04/01/2036	327	340
5.950% due 06/15/2028	19,349	21,270
5.965% due 01/15/2043 (a)	47,368	11,011
6.000% due 02/01/2016 - 10/15/2036	60,015	67,781
6.065% due 02/15/2038 (a)	730	123
6.115% due 05/15/2039 (a)	768	136
6.250% due 12/15/2028	309	348
6.265% due 03/15/2037 (a)	396	72
6.315% due 08/15/2036 (a)	318	59
6.325% due 12/15/2041 (a)	31,759	5,282
6.395% due 09/15/2036 (a)	456	86
6.465% due 11/15/2036 (a)	17,136	3,564
6.500% due 01/01/2016 - 10/25/2043	86,734	98,810
6.950% due 07/15/2021 - 08/15/2021	27	29
7.000% due 03/01/2017 - 10/25/2043	16,147	18,466
7.000% due 09/15/2023 (a)	6	1
7.400% due 02/01/2021	95	95
7.500% due 02/01/2016 - 11/01/2037	5,692	6,577
7.645% due 05/01/2025	5,646	6,039
7.800% due 09/15/2020	1	1
8.000% due 08/01/2016 - 06/01/2030	922	1,045
8.250% due 06/15/2022	62	69
8.500% due 12/01/2016 - 06/01/2030	543	606
8.750% due 12/15/2020	26	30
8.799% due 11/15/2033	986	1,125
8.900% due 11/15/2020	106	116
9.000% due 08/01/2016 - 07/01/2030	189	211
9.000% due 05/01/2022 (a)	1	0
9.223% due 09/15/2043 - 12/15/2043	39,567	46,248
9.250% due 07/01/2017	1	1
9.500% due 09/01/2016 - 12/01/2022	103	111
9.529% due 01/15/2041	36,881	39,057
10.000% due 06/01/2017 - 03/01/2021	5	6
10.500% due 10/01/2017 - 01/01/2021	4	3
11.000% due 07/25/2018 - 05/01/2020	1	1
11.508% due 09/15/2041	16	17
12.644% due 02/15/2041	6	8
12.851% due 03/15/2044	13,531	14,361
20.158% due 05/15/2033	444	638
37.527% due 08/15/2037	1,225	2,266
1,007.500% due 02/15/2022 (a)	0	1
Ginnie Mae
0.585% due 06/16/2031 - 03/16/2032	207	208
0.635% due 11/16/2029	26	26
0.685% due 02/16/2030 - 04/16/2032	934	941
0.735% due 12/16/2025	35	36
0.765% due 06/20/2065	7,500	7,479
0.785% due 02/16/2030	802	809
0.835% due 02/16/2030	366	369
1.137% due 03/20/2031	55	56
1.151% due 11/16/2043 (a)	131,083	7,199
1.200% due 02/20/2060	42,264	42,800
1.625% due 07/20/2017 - 04/20/2041	42,068	43,743
1.750% due 02/20/2017 - 02/20/2034	12,608	13,097
2.000% due 05/20/2017 - 08/20/2030	8,017	8,352
2.250% due 01/20/2025	10	10
2.500% due 06/20/2021 - 07/15/2043	579	570
3.000% due 12/20/2018 - 07/01/2045	11,119	11,210
3.500% due 12/20/2017 - 07/01/2045	483,036	500,190
3.950% due 07/15/2025	98	104
4.000% due 12/20/2015 - 05/20/2041	4,599	4,837
4.000% due 02/20/2044 (a)	104,364	18,739
4.500% due 11/16/2028 - 08/15/2033	1,746	1,881
4.750% due 07/20/2035	2,362	2,589

5.000% due 07/15/2033 - 07/01/2045	31,622	35,107
5.196% due 10/16/2037	137	138
5.500% due 05/20/2017 - 03/16/2034	1,794	2,070
5.563% due 03/20/2040 (a)	44,915	7,095
5.913% due 07/20/2041 (a)	42,510	5,979
6.000% due 05/15/2016 - 12/20/2041	13,227	15,252
6.013% due 06/20/2043 (a)	61,364	8,752
6.250% due 03/16/2029	212	245
6.415% due 07/16/2031 - 08/16/2033 (a)	1,497	331
6.500% due 11/15/2023 - 09/20/2038	16,765	19,134
6.750% due 10/16/2040	1,838	2,015
7.000% due 12/15/2022 - 10/15/2034	2,045	2,324
7.500% due 11/20/2017 - 02/15/2035	561	655
7.750% due 08/20/2025 - 12/15/2040	1,466	1,519
8.000% due 01/15/2017 - 10/20/2031	518	586
8.250% due 04/15/2020	17	18
8.300% due 06/15/2019	5	5
8.500% due 07/15/2016 - 04/15/2031	351	397
9.000% due 04/20/2016 - 01/15/2031	304	328
9.127% due 03/20/2041	58,981	68,053
9.500% due 09/15/2016 - 12/15/2026	114	119
10.000% due 02/20/2016 - 02/15/2025	56	58
10.250% due 02/20/2019	4	4
10.500% due 12/15/2015 - 09/15/2021	16	17
Small Business Administration
0.875% due 05/25/2021	35	35
1.000% due 03/25/2025 - 07/25/2025	38	38
1.100% due 01/25/2019	36	36
4.190% due 03/01/2030	15,670	17,058
4.340% due 03/01/2024	67	70
4.350% due 07/01/2023	181	191
4.430% due 05/01/2029	3,209	3,500
4.580% due 03/01/2018	142	146
4.625% due 02/01/2025	470	504
4.750% due 07/01/2025	1,572	1,687
4.770% due 04/01/2024	253	270
4.840% due 02/01/2023 - 05/01/2025	6,117	6,577
4.870% due 12/01/2024	475	508
4.890% due 12/01/2023	271	293
4.930% due 01/01/2024	714	770
4.950% due 03/01/2025	640	692
4.980% due 11/01/2023	2,016	2,199
5.090% due 10/01/2025	239	259
5.110% due 05/01/2017 - 08/01/2025	625	676
5.120% due 11/01/2017	30	31
5.130% due 09/01/2023	1,365	1,488
5.160% due 02/01/2028	1,689	1,864
5.170% due 01/01/2028	1,149	1,257
5.190% due 01/01/2017 - 07/01/2024	110	117
5.200% due 11/01/2015	10	10
5.230% due 11/01/2016	26	26
5.240% due 08/01/2023	158	172
5.290% due 12/01/2027	31,497	34,602
5.310% due 05/01/2027	161	177
5.320% due 04/01/2027	202	222
5.340% due 11/01/2021	1,045	1,121
5.370% due 09/01/2016	38	38
5.471% due 03/10/2018	174	188
5.490% due 05/01/2028	12,014	13,197
5.510% due 11/01/2027	372	414
5.520% due 06/01/2024	1,656	1,814
5.600% due 09/01/2028	4,252	4,721
5.680% due 05/01/2016 - 06/01/2028	11,122	12,442
5.725% due 09/10/2018	2,211	2,305
5.780% due 08/01/2027	38	42
5.820% due 07/01/2027	1,462	1,631
5.870% due 07/01/2028	386	437
5.902% due 02/10/2018	1,743	1,867
6.020% due 08/01/2028	397	450
6.070% due 07/01/2026	479	537
6.340% due 03/01/2021	1,273	1,382
6.440% due 02/01/2021	302	330
6.700% due 12/01/2016	248	256
6.900% due 12/01/2020	342	368
6.950% due 11/01/2016	47	48
7.060% due 11/01/2019	200	217
7.150% due 03/01/2017	105	109
7.190% due 12/01/2019	87	94
7.200% due 10/01/2019	131	142
7.220% due 11/01/2020	109	118
7.500% due 04/01/2017	46	48
7.630% due 06/01/2020	431	469
7.700% due 07/01/2016	25	25
Vendee Mortgage Trust
0.407% due 06/15/2023 (a)	7,924	83
6.445% due 01/15/2030	1,066	1,210
6.500% due 09/15/2024	6,341	7,109

Total U.S. Government Agencies (Cost $29,987,523)		30,123,312

U.S. TREASURY OBLIGATIONS 38.3%
U.S. Treasury Bonds
2.500% due 02/15/2045 (k)	675,000	591,363
2.750% due 08/15/2042	1,090,400	1,011,091
2.750% due 11/15/2042 (m)	1,162,600	1,076,768
2.875% due 05/15/2043 (o)	37,940	35,990
3.000% due 05/15/2042 (m)	1,114,600	1,087,171
3.000% due 11/15/2044	2,207,716	2,149,591
3.000% due 05/15/2045	75,000	73,160
3.125% due 02/15/2042 (m)	443,000	443,485
3.125% due 02/15/2043	268,800	267,939
3.125% due 08/15/2044	4,690,657	4,676,730
3.375% due 05/15/2044 (m)	886,925	927,322
3.625% due 02/15/2044	18,013	19,719
3.750% due 11/15/2043 (m)	512,635	573,991
4.250% due 05/15/2039	291,000	349,859
4.375% due 11/15/2039	526,400	644,758
4.375% due 05/15/2040	265,600	325,775
4.500% due 02/15/2036	65	82
4.500% due 05/15/2038	65,000	80,960
4.500% due 08/15/2039	146,400	182,577
4.625% due 02/15/2040 (m)	366,400	465,414
5.250% due 11/15/2028 (o)	140	182
5.500% due 08/15/2028	296,600	393,760
6.000% due 02/15/2026	318	426
6.125% due 11/15/2027	285,900	395,860
6.125% due 08/15/2029	134,800	190,436
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (o)	1,670,537	1,655,006
0.125% due 07/15/2022 (m)	1,263,688	1,253,520
0.125% due 01/15/2023 (m)	24,731	24,283
0.125% due 07/15/2024	32,433	31,599
0.250% due 01/15/2025 (k)	164,236	160,887
0.375% due 07/15/2023 (m)	25,938	26,011
0.625% due 07/15/2021 (m)	768,379	792,811
0.625% due 02/15/2043	45,174	39,792
0.750% due 02/15/2042	45,754	41,786
0.750% due 02/15/2045	338,810	307,179
1.375% due 02/15/2044	17,968	19,041
1.750% due 01/15/2028	1,910,858	2,159,419
2.000% due 01/15/2026	2,364,551	2,709,628
2.375% due 01/15/2025	1,754,607	2,061,527
2.375% due 01/15/2027	2,593,472	3,095,957
2.500% due 01/15/2029	1,383,885	1,701,855
3.625% due 04/15/2028	143,349	194,954
3.875% due 04/15/2029	375,365	530,790
U.S. Treasury Notes
0.250% due 09/15/2015 (m)	7,225	7,227
0.250% due 10/15/2015 (m)	21,053	21,065
0.375% due 04/30/2016 (o)	299	299
0.375% due 05/31/2016 (m)	4,117	4,120
0.500% due 09/30/2016 (m)(o)	260,000	260,264
0.500% due 01/31/2017 (m)	3,329	3,327
0.500% due 04/30/2017	1,196	1,194
0.625% due 07/15/2016 (m)	2,259	2,265
0.625% due 12/31/2016 (m)	4,534	4,544
0.750% due 06/30/2017 (o)	321	322
0.750% due 10/31/2017	216	216
0.750% due 12/31/2017	249	248
0.750% due 03/31/2018	165	164
0.875% due 01/31/2017 (m)	1,729	1,738
0.875% due 02/28/2017	197	198
0.875% due 04/30/2017	45	45
0.875% due 07/15/2017	170	171
0.875% due 10/15/2017	73	73
0.875% due 01/31/2018	214	214
1.000% due 09/15/2017	42	42
1.000% due 12/15/2017 (m)	2,150	2,158
1.375% due 07/31/2018 (m)	717	724
1.375% due 03/31/2020 (m)	72,068	71,308
1.375% due 04/30/2020 (m)	139,300	137,668
1.375% due 05/31/2020	25	25
1.500% due 08/31/2018 (m)	2,440	2,470
1.500% due 12/31/2018	15	15
1.500% due 10/31/2019 (o)	1,120	1,120
1.500% due 11/30/2019	1,544	1,543
1.500% due 05/31/2020	21,000	20,865
1.500% due 01/31/2022 (m)	101,400	98,065
1.625% due 07/31/2019 (o)	1,310	1,321
1.625% due 12/31/2019	98	98
1.750% due 09/30/2019 (m)(o)	815	824
1.750% due 04/30/2022 (m)	97,600	95,678

2.000% due 08/31/2021 (o)		300	301
2.000% due 10/31/2021 (m)		56,900	56,949
2.000% due 02/15/2025		268,500	260,508
2.125% due 01/31/2021 (o)		781	794
2.125% due 09/30/2021		725	732
2.125% due 05/15/2025 (k)		1,716,000	1,682,215
2.250% due 11/15/2024 (m)		3,772,806	3,743,627
2.375% due 05/31/2018		239	248
2.625% due 02/29/2016 (m)(o)		1,482	1,506
2.625% due 08/15/2020 (m)(o)		2,445	2,556
2.750% due 02/15/2024 (o)		375	389

Total U.S. Treasury Obligations (Cost $40,779,437)			39,261,897

MORTGAGE-BACKED SECURITIES 10.3%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		2,717	2,796
Adjustable Rate Mortgage Trust
0.727% due 11/25/2035		38	32
1.337% due 03/25/2035		8,235	7,156
2.523% due 09/25/2035		3,715	2,897
2.538% due 07/25/2035		2,015	1,938
2.617% due 03/25/2035		4,853	4,645
2.671% due 11/25/2035 ^		808	693
2.682% due 11/25/2035		7,434	6,962
2.753% due 10/25/2035 ^		11,200	10,167
2.758% due 09/25/2035		470	416
2.762% due 01/25/2036		3,524	3,115
2.933% due 07/25/2035		5,476	5,289
3.041% due 03/25/2036 ^		357	276
3.160% due 08/25/2035		4,126	4,059
4.858% due 01/25/2036 ^		8,347	7,460
Ally Financial, Inc.
2.500% due 03/15/2017 (i)		274,300	270,397
American Home Mortgage Assets Trust
0.307% due 10/25/2046		20,112	14,222
0.377% due 05/25/2046 ^		29,029	21,386
2.526% due 11/25/2035 ^		12,719	10,625
American Home Mortgage Investment Trust
0.487% due 02/25/2045		1,514	1,520
1.923% due 09/25/2045		5,225	5,074
2.048% due 09/25/2035		224	222
2.069% due 10/25/2034		12,044	12,071
2.173% due 12/25/2035		2,972	2,102
2.173% due 11/25/2045 ^		9,671	7,668
2.253% due 02/25/2044		56	56
2.423% due 02/25/2045		9,288	9,457
Arkle Master Issuer PLC
1.491% due 05/17/2060	EUR	133	149
1.976% due 05/17/2060		$20,233	20,357
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	126,452	141,525
Banc of America Alternative Loan Trust
0.587% due 05/25/2035 ^		$1,191	915
5.000% due 08/25/2019		443	457
5.500% due 06/25/2037 ^		1,901	1,381
6.000% due 03/25/2034		4,311	4,537
6.000% due 11/25/2035 ^		1,791	1,595
6.000% due 07/25/2046 ^		2,880	2,394
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		9,200	9,273
5.414% due 09/10/2047		15,400	15,841
5.451% due 01/15/2049		4,910	5,175
5.634% due 04/10/2049		409	410
5.749% due 06/10/2049		239	239
5.783% due 04/10/2049		9,454	9,901
5.889% due 07/10/2044		555	572
Banc of America Funding Ltd.
0.404% due 11/03/2041		24,612	24,316
Banc of America Funding Trust
0.287% due 04/25/2037		482	364
0.377% due 10/20/2036		22,802	17,189
0.377% due 10/20/2046 ^		4,161	3,285
0.397% due 04/25/2037 ^		4,379	3,175
0.397% due 04/20/2047 ^		7,505	5,899
0.427% due 04/20/2035		1,518	1,483
0.477% due 05/20/2035 ^		1,333	927
0.487% due 02/20/2035		1,352	1,289
0.587% due 05/25/2037 ^		7,491	5,470
2.620% due 11/20/2035 ^		2,352	2,097
2.621% due 09/20/2034		481	478
2.621% due 03/20/2036		1,187	1,095
2.699% due 03/20/2035		1,352	1,351
2.757% due 02/20/2036		1,682	1,371
2.812% due 11/20/2034		6,925	6,652
2.854% due 09/20/2047 ^		8,902	6,695

2.933% due 01/20/2047 ^	166	141
2.985% due 10/20/2046 ^	2,904	2,217
4.750% due 10/25/2018	6	6
5.257% due 04/20/2036 ^	5,915	5,174
5.356% due 10/20/2046	4,592	3,776
5.436% due 09/20/2046 ^	5,078	4,231
5.491% due 05/20/2036 ^	3,090	2,869
5.500% due 09/25/2034	8,467	8,486
5.737% due 03/20/2036	431	393
5.750% due 09/25/2036	3,612	3,678
5.753% due 10/25/2036 ^	1,103	910
5.837% due 01/25/2037 ^	963	817
5.888% due 04/25/2037 ^	3,067	2,784
6.000% due 09/25/2036	5,419	5,262
6.000% due 09/25/2036 ^	536	486
Banc of America Mortgage Trust
0.887% due 11/25/2035 ^	355	310
2.314% due 11/25/2034	1,173	1,124
2.643% due 07/25/2035	2,462	2,350
2.654% due 11/25/2034	2,208	2,211
2.669% due 01/25/2036	4,931	4,237
2.671% due 09/25/2033	1,277	1,278
2.673% due 02/25/2035	2,638	2,602
2.711% due 07/25/2035 ^	2,136	1,989
2.712% due 11/25/2035 ^	1,460	1,352
2.715% due 04/25/2034	150	150
2.717% due 07/25/2034	211	214
2.724% due 08/25/2035 ^	11,710	10,745
2.725% due 05/25/2034	934	935
2.782% due 05/25/2033	1,415	1,433
2.820% due 06/25/2033	488	491
3.021% due 11/25/2034	2,212	2,099
3.122% due 02/25/2035	1,478	1,455
3.547% due 07/20/2032	523	532
4.795% due 07/25/2035	1,047	1,023
5.500% due 12/25/2020	599	613
5.500% due 11/25/2035 ^	433	415
5.500% due 05/25/2037 ^	888	674
6.000% due 10/25/2036 ^	5,985	5,107
6.000% due 07/25/2046 ^	2,289	2,166
6.500% due 10/25/2031	47	49
6.500% due 09/25/2033	2,665	2,698
Banc of America Re-REMIC Trust
5.670% due 06/24/2050	32,422	33,535
5.675% due 02/17/2051	80,731	83,745
6.145% due 02/15/2051	39,146	40,357
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045	48	48
5.115% due 10/10/2045	88	88
Bayview Commercial Asset Trust
0.617% due 08/25/2034	415	397
BCAP LLC Trust
0.181% due 09/28/2037	46,868	40,585
0.325% due 11/26/2036	6,474	5,661
0.335% due 09/28/2036	42,903	34,358
0.341% due 01/28/2037	18,088	17,406
0.345% due 11/26/2036	30,000	23,738
0.351% due 04/28/2036	17,165	16,005
0.351% due 11/28/2036	22,770	18,996
0.351% due 12/28/2036	20,652	17,749
0.351% due 06/28/2047	54,792	46,844
0.355% due 08/26/2033	53,509	46,843
0.355% due 08/26/2046	3,000	2,751
0.365% due 06/26/2037	29,730	24,755
0.371% due 09/28/2046	19,648	16,783
0.371% due 11/28/2046	27,036	26,208
0.375% due 07/28/2036	39,592	31,832
0.381% due 07/26/2036	7,852	7,496
0.381% due 10/28/2036	19,783	18,227
0.382% due 05/26/2047	4,243	4,105
0.397% due 05/25/2047	172	129
0.401% due 06/28/2037	19,925	17,362
0.407% due 05/25/2047 ^	21,306	16,226
0.431% due 08/28/2036	23,900	20,931
0.435% due 07/26/2035	3,583	3,270
0.451% due 11/28/2035	47,896	43,899
0.481% due 07/28/2035	19,176	16,774
0.485% due 03/26/2036	34,000	29,320
0.491% due 11/28/2035	19,617	17,044
0.501% due 10/28/2035	16,106	14,025
0.510% due 11/26/2035	16,355	15,759
0.511% due 01/28/2036	18,955	15,505
0.515% due 02/28/2036	28,632	23,007
0.535% due 05/26/2036	25,826	24,964
0.561% due 01/28/2036	32,107	28,410
0.574% due 07/26/2036	12,357	10,832

0.581% due 11/28/2046	23,116	19,463
0.631% due 11/26/2035	2,296	2,254
0.661% due 12/28/2035	19,600	18,548
0.685% due 02/26/2031	18,194	17,960
0.781% due 06/28/2035	22,800	21,740
0.886% due 01/26/2047	20,847	18,451
0.896% due 04/28/2047	19,663	17,342
0.906% due 05/28/2047	22,839	19,685
0.916% due 12/28/2034	17,886	17,161
0.925% due 01/26/2036	2,086	2,067
0.946% due 12/28/2046	26,299	24,345
0.986% due 11/26/2046	5,646	5,461
1.115% due 01/26/2035	46,787	40,254
1.116% due 07/28/2046	31,356	28,770
1.185% due 08/26/2037	26,754	24,969
1.481% due 11/28/2035	33,809	29,347
1.582% due 10/26/2035	5,032	5,056
1.956% due 07/28/2047	84,669	75,082
2.006% due 03/28/2037	29,501	26,590
2.200% due 10/28/2046	17,317	15,961
2.216% due 12/28/2036	17,320	15,647
2.242% due 08/28/2036	21,341	18,477
2.282% due 02/28/2037	17,001	14,765
2.313% due 02/28/2036	19,808	18,179
2.315% due 03/28/2036	19,103	17,934
2.338% due 12/28/2035	26,474	25,258
2.378% due 06/28/2036	29,581	26,124
2.385% due 08/28/2036	55,928	52,123
2.387% due 01/28/2038	91,829	79,959
2.397% due 01/26/2034	2,624	2,624
2.399% due 09/28/2035	35,000	33,979
2.410% due 10/28/2035	26,793	26,308
2.423% due 01/28/2036	20,564	19,033
2.428% due 02/26/2036	9,589	9,649
2.429% due 05/28/2036	23,725	19,887
2.456% due 02/28/2037	20,011	17,488
2.471% due 10/28/2035	21,243	20,602
2.474% due 05/28/2035	72,094	71,098
2.510% due 09/28/2035	28,864	28,714
2.538% due 02/28/2036	21,205	18,645
2.541% due 03/26/2037	6,959	5,587
2.542% due 09/28/2035	17,219	15,200
2.553% due 03/26/2037	5,484	5,362
2.564% due 03/28/2036	17,526	14,637
2.572% due 12/28/2036	50,688	45,474
2.578% due 10/26/2035	21,489	20,916
2.584% due 05/28/2035	104,349	100,072
2.599% due 04/28/2036	16,976	16,780
2.603% due 05/28/2036	21,505	19,938
2.607% due 03/28/2037	36,614	32,517
2.611% due 10/26/2036	5,507	5,575
2.617% due 03/28/2036	93,497	93,743
2.633% due 08/28/2035	37,750	37,391
2.648% due 06/26/2035	8,090	8,135
2.653% due 10/28/2035	46,432	38,483
2.668% due 10/28/2035	14,972	14,971
2.676% due 07/28/2036	35,187	33,637
2.695% due 05/26/2036	14,186	11,351
2.728% due 10/28/2035	69,694	68,830
2.740% due 02/28/2036	34,489	30,305
2.770% due 06/28/2047	36,777	31,812
2.904% due 11/28/2037	21,063	17,112
3.824% due 07/28/2037	18,244	15,770
3.869% due 03/26/2036	27,835	25,301
3.874% due 12/28/2036	20,369	18,598
4.568% due 02/28/2036	18,765	17,340
4.612% due 09/26/2035	23,674	21,643
4.820% due 11/28/2035	45,558	42,311
4.919% due 07/26/2036	2,072	1,674
4.960% due 11/28/2035	47,442	46,643
5.000% due 01/26/2021	7,358	7,524
5.085% due 03/28/2036	19,663	19,798
5.230% due 08/28/2036	221,353	220,253
5.235% due 10/28/2035	22,515	21,848
5.250% due 06/26/2036	67,508	57,554
5.250% due 04/26/2037	64,326	60,020
5.250% due 06/26/2037	6,587	6,599
5.250% due 08/26/2037	9,723	10,145
5.401% due 03/26/2037	29,655	29,084
5.500% due 11/25/2034	8,961	8,281
5.750% due 02/26/2035	19,003	19,655
5.870% due 07/28/2036	150,666	148,314
6.000% due 10/28/2036	15,008	14,057
6.000% due 02/26/2037	22,481	22,085
6.000% due 05/28/2037	37,603	36,481
6.000% due 07/28/2037	15,343	15,240

6.000% due 08/28/2037	39,424	36,629
6.778% due 08/28/2046	18,091	16,638
7.425% due 10/26/2037	4,832	4,458
BCRR Trust
5.858% due 07/17/2040	8,830	9,104
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036	9,075	9,026
2.459% due 04/25/2033	1,522	1,531
2.459% due 05/25/2034	13	12
2.511% due 04/25/2033	128	129
2.522% due 01/25/2035	1,024	989
2.526% due 01/25/2034	42	40
2.564% due 08/25/2033	27	27
2.565% due 01/25/2035	218	212
2.570% due 06/25/2035 ^	1,490	1,329
2.577% due 04/25/2033	793	787
2.593% due 05/25/2033	917	922
2.595% due 02/25/2033	88	83
2.622% due 11/25/2034	4,866	4,723
2.625% due 04/25/2034	66	65
2.625% due 05/25/2034	4	4
2.678% due 02/25/2047	5,879	5,185
2.708% due 10/25/2035	8,665	8,684
2.711% due 03/25/2035	4,054	3,935
2.716% due 01/25/2034	2,118	2,120
2.724% due 01/25/2034	3,352	3,417
2.740% due 09/25/2034	2,471	2,388
2.746% due 03/25/2035	3,468	3,337
2.751% due 11/25/2030	1,868	1,799
2.799% due 04/25/2034	1,963	1,952
2.813% due 07/25/2034	860	847
2.834% due 02/25/2034	1,570	1,540
2.973% due 07/25/2034	324	316
4.713% due 08/25/2035	2,602	2,304
5.390% due 02/25/2036	2,060	1,936
Bear Stearns ALT-A Trust
0.347% due 02/25/2034	3,524	3,230
0.387% due 02/25/2034	49	41
0.507% due 08/25/2036 ^	20,607	15,741
0.507% due 01/25/2047	6,559	4,801
0.527% due 08/25/2036	5,892	4,450
0.627% due 04/25/2035	1,910	1,852
0.667% due 02/25/2036	2,807	2,327
0.687% due 03/25/2035	531	523
0.867% due 09/25/2034	1,076	1,076
0.887% due 09/25/2034	2,194	2,140
2.073% due 10/25/2033	121	113
2.307% due 02/25/2034	132	120
2.369% due 12/25/2033	1,914	1,945
2.386% due 03/25/2036	23,067	16,142
2.410% due 01/25/2036 ^	15,942	12,979
2.424% due 04/25/2035	16	16
2.506% due 05/25/2035	269	265
2.549% due 03/25/2036	8,119	5,987
2.550% due 08/25/2036 ^	6,298	3,982
2.557% due 08/25/2034	111	112
2.584% due 05/25/2035	1,119	1,109
2.595% due 11/25/2036	83	60
2.614% due 09/25/2034	1,357	1,278
2.639% due 02/25/2034	3,814	3,952
2.646% due 03/25/2036 ^	12,612	9,762
2.655% due 01/25/2035	3,700	2,892
2.720% due 02/25/2036 ^	1,850	1,474
2.720% due 11/25/2036	2,009	1,556
2.810% due 08/25/2036 ^	94	71
2.856% due 05/25/2036 ^	11,960	8,350
4.184% due 11/25/2036 ^	9,078	6,980
4.814% due 07/25/2035 ^	16,265	13,485
4.871% due 11/25/2035 ^	8,204	6,240
4.989% due 05/25/2036 ^	12,587	9,072
5.100% due 12/25/2046 ^	1,091	801
Bear Stearns Asset-Backed Securities Trust
0.587% due 11/25/2034	2,613	2,199
5.500% due 01/25/2034	52	54
5.750% due 11/25/2034	4,677	4,674
Bear Stearns Commercial Mortgage Securities Trust
4.871% due 09/11/2042	6	6
5.256% due 10/12/2042	150	151
5.331% due 02/11/2044	43,353	45,631
5.405% due 12/11/2040	336	338
5.597% due 03/11/2039	23,808	24,117
5.703% due 06/11/2050	543	545
5.844% due 06/11/2040	777	782
5.896% due 06/11/2040	183	183
5.901% due 09/11/2038	229	235
7.000% due 05/20/2030	4,815	5,145

Bear Stearns Mortgage Securities, Inc.
2.669% due 06/25/2030		17	17
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046		4,038	3,094
2.577% due 01/26/2036		4,610	3,727
Bella Vista Mortgage Trust
0.437% due 05/20/2045		40	32
Berica ABS SRL
0.321% due 12/31/2055	EUR	32,137	35,595
Chase Mortgage Finance Trust
2.425% due 12/25/2035 ^		$11,925	11,057
2.449% due 12/25/2035 ^		5,179	4,723
2.525% due 09/25/2036 ^		1,208	1,045
2.543% due 02/25/2037		716	717
2.553% due 02/25/2037		101	100
2.584% due 02/25/2037		6,080	5,672
2.600% due 03/25/2037 ^		8,932	7,524
2.616% due 02/25/2037		717	712
2.642% due 02/25/2037		60	61
5.019% due 03/25/2037 ^		355	335
5.500% due 12/25/2022 ^		8,643	7,741
5.500% due 03/25/2037		49	46
6.000% due 11/25/2036 ^		2,385	2,084
6.000% due 02/25/2037 ^		1,561	1,343
6.000% due 03/25/2037 ^		1,315	1,192
ChaseFlex Trust
0.335% due 06/25/2036		2,210	2,196
0.527% due 08/25/2037		13,728	9,297
0.687% due 06/25/2035		3,513	2,496
3.794% due 08/25/2037 ^		1,840	1,578
5.000% due 07/25/2037 ^		3,336	2,972
6.000% due 02/25/2037 ^		2,753	2,373
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.337% due 01/25/2036		1,741	1,586
0.367% due 05/25/2036		2,015	1,766
0.397% due 10/25/2046		3,607	3,197
0.437% due 08/25/2035		912	840
Citicorp Mortgage Securities Trust
5.500% due 08/25/2022		238	241
5.500% due 12/25/2022		95	96
5.500% due 02/25/2026		189	193
5.500% due 04/25/2037		1,119	1,150
5.750% due 09/25/2037		1,050	1,066
6.000% due 06/25/2036		5,415	5,612
6.000% due 08/25/2036		1,684	1,744
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020		768	771
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		350	364
5.810% due 06/14/2050		386	408
5.899% due 12/10/2049		505	506
5.969% due 03/15/2049		364	372
Citigroup Mortgage Loan Trust, Inc.
0.257% due 01/25/2037		816	596
0.985% due 08/25/2035 ^		4,336	3,405
2.060% due 09/25/2035		4,732	4,613
2.285% due 10/25/2046		6,207	5,052
2.410% due 09/25/2035		32,909	32,959
2.536% due 02/25/2034		3,450	3,447
2.541% due 03/25/2037 ^		4,721	3,843
2.564% due 07/25/2046 ^		5,851	5,125
2.592% due 12/25/2035 ^		3,181	2,446
2.614% due 05/25/2035		2,701	2,637
2.776% due 07/25/2037 ^		57	53
5.358% due 04/25/2037 ^		4,060	3,588
5.500% due 11/25/2035 ^		3,400	3,167
6.425% due 11/25/2037		4,557	4,043
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		34,250	35,710
5.380% due 07/15/2044		424	424
5.480% due 01/15/2046		27,928	28,141
5.481% due 01/15/2046		62,211	63,129
5.617% due 10/15/2048		2,691	2,791
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022		1,516	1,532
6.000% due 09/25/2036		756	684
6.000% due 06/25/2037 ^		1,840	1,624
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		95	104
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017		1	1
Commercial Mortgage Trust
2.972% due 08/10/2046		290	300
3.055% due 07/10/2045		150	156
4.210% due 08/10/2046		830	897
5.116% due 06/10/2044		26	26
5.543% due 12/11/2049		19,400	20,050

Community Program Loan Trust
4.500% due 04/01/2029	11,975	12,107
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	2,416	2,128
Countrywide Alternative Loan Trust
0.327% due 04/25/2047	13,240	11,130
0.347% due 12/25/2046 ^	5,278	5,408
0.357% due 11/25/2036	6,402	6,199
0.357% due 01/25/2037 ^	1,503	1,446
0.357% due 06/25/2046	2,361	2,345
0.367% due 05/25/2047	6,773	5,767
0.377% due 07/25/2046 ^	4,158	3,801
0.377% due 09/25/2046 ^	21,043	18,143
0.385% due 04/25/2047	12,125	9,883
0.387% due 06/25/2037	13	11
0.397% due 05/25/2035	227	189
0.397% due 03/20/2046	2,390	1,901
0.397% due 05/20/2046 ^	1,339	964
0.417% due 07/20/2035	94	81
0.417% due 08/25/2046 ^	14	11
0.437% due 06/25/2035	5,390	4,759
0.437% due 09/25/2046 ^	900	407
0.437% due 10/25/2046 ^	191	130
0.447% due 07/25/2035	4,551	3,955
0.447% due 12/25/2035	1,569	1,404
0.447% due 07/25/2036	29,477	19,113
0.447% due 07/25/2046 ^	605	316
0.457% due 05/25/2036 ^	73	61
0.467% due 12/25/2035	38	34
0.467% due 02/25/2037	4,061	3,268
0.477% due 11/25/2035	3,744	3,083
0.517% due 09/25/2035	2,024	1,720
0.537% due 09/25/2035	2,534	2,207
0.537% due 05/25/2036 ^	5,277	3,471
0.537% due 06/25/2036 ^	2,871	1,968
0.537% due 05/25/2037 ^	325	199
0.657% due 09/25/2033	1,147	1,135
0.737% due 08/25/2034	49	46
0.737% due 10/25/2036 ^	5,054	3,571
0.765% due 06/25/2034	3,618	3,506
0.887% due 10/25/2035 ^	2,563	2,113
0.957% due 11/25/2035	537	461
0.987% due 12/25/2035 ^	3,894	3,221
1.158% due 12/25/2035	860	716
1.158% due 02/25/2036	764	692
1.258% due 08/25/2035 ^	268	191
1.287% due 02/25/2036 ^	7,917	6,520
1.558% due 08/25/2035	2,424	2,252
4.966% due 10/25/2035 ^	1,455	1,226
5.000% due 01/25/2035	14	14
5.187% due 11/25/2035 ^	1,679	1,359
5.250% due 06/25/2035 ^	1,098	1,019
5.500% due 11/25/2035	3,866	3,150
5.500% due 11/25/2035 ^	10,391	9,703
5.500% due 12/25/2035 ^	3,308	3,061
5.500% due 02/25/2036 ^	3,023	2,798
5.750% due 03/25/2037 ^	1,696	1,526
5.750% due 07/25/2037 ^	299	277
6.000% due 10/25/2033	501	526
6.000% due 12/25/2033	10	10
6.000% due 02/25/2034	8	8
6.000% due 03/25/2035 ^	385	321
6.000% due 04/25/2036 ^	2,028	1,767
6.000% due 05/25/2036 ^	2,088	1,799
6.000% due 06/25/2036 ^	1,956	1,740
6.000% due 08/25/2036 ^	7,684	7,111
6.000% due 11/25/2036 ^	126	113
6.000% due 02/25/2037 ^	10,093	8,168
6.000% due 02/25/2037	669	566
6.000% due 03/25/2037 ^	3,307	2,706
6.000% due 04/25/2037	6,367	5,126
6.000% due 05/25/2037 ^	595	481
6.000% due 08/25/2037 ^	5,241	4,299
6.000% due 08/25/2037	1,136	1,030
6.250% due 12/25/2033	133	139
6.250% due 11/25/2036 ^	1,026	973
6.250% due 11/25/2036	4,263	3,466
6.250% due 08/25/2037 ^	4,257	3,664
6.500% due 05/25/2036 ^	4,263	3,782
6.500% due 09/25/2036	1,879	1,706
6.500% due 08/25/2037 ^	10,439	7,353
6.500% due 09/25/2037 ^	2,530	2,027
19.286% due 07/25/2035	2,070	2,815
Countrywide Asset-Backed Certificates
0.727% due 01/25/2036	3,069	2,993

Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 05/25/2035	11,012	9,363
0.477% due 04/25/2035	15,119	13,488
0.487% due 05/25/2035	2,842	2,451
0.507% due 03/25/2035	366	320
0.517% due 02/25/2035	1,546	1,424
0.527% due 02/25/2035	317	288
0.527% due 03/25/2036	977	509
0.537% due 02/25/2036 ^	204	162
0.727% due 03/25/2035	1,100	1,033
0.947% due 09/25/2034	21	20
1.118% due 04/25/2046 ^	9,535	5,534
1.934% due 06/19/2031	117	106
2.125% due 07/19/2031	24	22
2.241% due 07/25/2034	2,285	2,268
2.294% due 06/20/2034	901	862
2.319% due 02/20/2036 ^	281	255
2.330% due 02/20/2036	36	31
2.387% due 07/20/2034	695	694
2.428% due 11/20/2034	375	362
2.429% due 11/25/2034	7,845	7,468
2.432% due 12/19/2033	77	78
2.458% due 10/19/2032	47	41
2.464% due 08/25/2034	3,062	2,825
2.472% due 11/20/2034	5,545	5,487
2.481% due 04/20/2036 ^	3,185	2,712
2.516% due 04/20/2035	545	486
2.527% due 03/25/2037 ^	1,366	1,095
2.530% due 08/25/2034	4,679	4,091
2.545% due 05/20/2036 ^	2,574	2,171
2.554% due 09/25/2047 ^	4,073	3,658
2.585% due 02/25/2047 ^	1,426	1,264
2.598% due 11/19/2033	347	340
2.627% due 10/25/2033	3,530	3,512
2.660% due 04/25/2035 ^	5,218	4,760
2.680% due 08/25/2034	228	210
2.703% due 11/25/2037	10,212	9,104
4.500% due 09/25/2035	3,917	3,820
4.866% due 02/20/2036 ^	361	319
4.876% due 10/25/2035 ^	6,063	5,288
4.915% due 10/20/2035	1,470	1,330
5.000% due 09/25/2035 ^	86	83
5.500% due 01/25/2035	652	665
5.500% due 03/25/2035	3,160	3,296
5.500% due 09/25/2035 ^	9,882	9,716
5.500% due 10/25/2035 ^	6,588	6,229
5.500% due 11/25/2035 ^	2,707	2,606
5.750% due 12/25/2035 ^	5,091	4,804
5.750% due 02/25/2037 ^	3,190	2,920
5.750% due 07/25/2037	1,616	1,558
6.000% due 05/25/2036 ^	4,139	3,817
6.000% due 12/25/2036 ^	316	298
6.000% due 02/25/2037 ^	6,538	6,274
6.000% due 03/25/2037 ^	1,193	1,152
6.000% due 07/25/2037	1,794	1,692
6.000% due 08/25/2037 ^	11,111	9,942
6.000% due 09/25/2037 ^	894	874
6.250% due 09/25/2036 ^	10,768	9,922
6.250% due 02/25/2038 ^	3,081	2,796
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035	3,883	3,438
5.618% due 01/25/2034	493	494
6.342% due 11/25/2034	1,518	1,598
7.317% due 11/25/2034	781	848
7.500% due 06/25/2035	2,130	2,384
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	130,910	136,690
5.383% due 02/15/2040	3,497	3,661
5.448% due 01/15/2049	72	72
5.460% due 09/15/2039	59,189	61,495
5.467% due 09/15/2039	24,098	24,905
5.890% due 06/15/2039	2,938	3,100
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	499	463
0.927% due 06/25/2034	1,040	1,014
1.337% due 09/25/2034 ^	3,323	2,826
1.928% due 10/25/2033	94	94
2.288% due 07/25/2033	3,850	3,811
2.312% due 06/25/2032	19	15
2.477% due 09/25/2034	2,701	2,690
2.528% due 05/25/2034	4,154	4,144
4.844% due 06/25/2032	21	21
5.100% due 08/15/2038	5	5
5.500% due 09/25/2035	8,485	8,147
5.500% due 10/25/2035	2,550	2,472
6.000% due 11/25/2035 ^	48	41

7.500% due 05/25/2032		98	106
7.500% due 12/25/2032		2	2
Credit Suisse Mortgage Capital Certificates
0.421% due 05/27/2037		2,700	2,318
2.289% due 07/27/2037		19,902	15,488
2.434% due 04/26/2038		2,500	2,456
2.702% due 04/28/2037		11,415	7,879
4.871% due 11/26/2035		2,946	2,974
5.383% due 02/15/2040		222	228
5.467% due 09/16/2039		19,229	19,704
5.467% due 12/16/2043		35,067	35,932
5.509% due 04/15/2047		40,150	41,050
5.695% due 09/15/2040		21,700	22,704
5.749% due 06/10/2049		35,315	36,429
5.927% due 12/16/2049		99,732	103,742
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,534	895
5.863% due 02/25/2037 ^		4,041	2,226
6.000% due 07/25/2036		2,105	1,774
6.000% due 04/25/2037		2,360	2,033
7.000% due 08/25/2037		8,947	6,755
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,306	1,466
5.720% due 09/25/2036		2,270	1,730
6.172% due 06/25/2036 ^		3,350	2,009
DBUBS Mortgage Trust
3.386% due 07/10/2044		40,171	40,911
3.642% due 08/10/2044		494	503
3.742% due 11/10/2046		414	418
4.528% due 11/10/2046		300	322
Deco Pan Europe Ltd.
0.208% due 04/27/2018	EUR	4,421	4,874
DECO SRL
1.438% due 02/22/2026		4,587	5,113
Deco UK PLC
0.731% due 01/27/2020	GBP	10,298	15,582
Deutsche ALT-A Securities, Inc.
0.287% due 08/25/2037 ^		$12,985	10,542
0.307% due 08/25/2036		7,845	6,386
0.337% due 02/25/2047		10,663	7,687
2.757% due 10/25/2035		2,963	2,818
4.939% due 10/25/2035		4,825	4,104
5.000% due 10/25/2018		81	83
5.500% due 12/25/2035 ^		2,284	2,013
Deutsche ALT-B Securities, Inc.
0.287% due 10/25/2036 ^		16	10
5.869% due 10/25/2036 ^		1,880	1,575
5.886% due 10/25/2036 ^		1,880	1,577
6.005% due 10/25/2036 ^		1,415	1,192
6.300% due 07/25/2036 ^		2,050	1,580
Deutsche Mortgage & Asset Receiving Corp.
0.421% due 11/27/2036		8,800	7,550
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		83	70
Downey Savings & Loan Association Mortgage Loan Trust
0.368% due 04/19/2047 ^		1,740	613
1.008% due 09/19/2044		168	162
2.327% due 07/19/2044		45	45
EMF-NL BV
2.004% due 10/17/2041	EUR	23,533	26,504
EMF-NL Prime BV
0.804% due 04/17/2041		8,838	9,015
Eurosail BV
1.504% due 10/17/2040		3,718	4,129
Extended Stay America Trust
2.958% due 12/05/2031		$300	301
First Horizon Alternative Mortgage Securities Trust
0.557% due 02/25/2037		44	26
0.687% due 06/25/2035		7,019	5,726
2.188% due 08/25/2034		975	964
2.235% due 03/25/2035		84	67
2.271% due 08/25/2035		4,616	4,056
5.500% due 05/25/2035		4,897	4,499
5.500% due 06/25/2035 ^		6,359	5,950
6.000% due 07/25/2036 ^		4,207	3,556
6.250% due 08/25/2037 ^		1,191	960
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		246	221
First Horizon Mortgage Pass-Through Trust
0.457% due 02/25/2035		24	22
2.398% due 11/25/2037 ^		9,743	8,445
2.523% due 02/25/2034		49	49
2.553% due 11/25/2034		4,501	4,451
2.553% due 01/25/2037 ^		118	105
2.564% due 10/25/2035 ^		10,896	9,614
2.568% due 06/25/2035		2,645	2,564

2.601% due 10/25/2035		2,248	2,212
2.628% due 08/25/2034		1,271	1,277
2.677% due 08/25/2035		3,704	3,373
2.704% due 04/25/2035		5,341	5,400
2.733% due 06/25/2035		3,988	3,715
2.949% due 05/25/2035		1,019	953
4.871% due 11/25/2035 ^		2,897	2,615
4.875% due 10/25/2036		1,212	1,133
5.054% due 09/25/2035		5,634	5,455
5.250% due 05/25/2021 ^		303	210
5.500% due 01/25/2035		962	1,001
5.750% due 02/25/2036 ^		1,149	1,053
6.250% due 11/25/2036		10,489	10,430
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		241	250
First Republic Bank Mortgage Pass-Through Certificates
0.667% due 06/25/2030		932	933
First Republic Mortgage Loan Trust
0.486% due 08/15/2032		205	188
0.686% due 11/15/2030		36	32
0.986% due 11/15/2032		38	36
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		200	225
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		22	22
GMAC Mortgage Corp. Loan Trust
2.764% due 04/19/2036 ^		8,654	7,787
2.931% due 06/25/2034		39	37
2.955% due 06/25/2034		32	31
3.164% due 06/19/2035		506	516
3.174% due 05/25/2035		3,668	3,532
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		64	64
8.950% due 08/20/2017		6	6
Granite Master Issuer PLC
0.117% due 12/20/2054	EUR	4,174	4,637
0.136% due 12/17/2054		651	724
0.137% due 12/20/2054		6,509	7,237
0.157% due 12/20/2054		6,086	6,766
0.365% due 12/17/2054		$1,745	1,737
0.367% due 12/20/2054		52	52
0.387% due 12/20/2054		23,915	23,820
0.447% due 12/20/2054		1,492	1,490
0.700% due 12/20/2054	GBP	989	1,548
0.729% due 12/17/2054		8,493	13,297
0.730% due 12/20/2054		21,741	34,005
0.750% due 12/20/2054		15,414	24,120
0.830% due 12/20/2054		7,404	11,605
Granite Mortgages PLC
0.306% due 03/20/2044	EUR	205	228
0.382% due 01/20/2044		1,668	1,858
0.601% due 03/20/2044		$113	112
0.675% due 01/20/2044		934	933
0.775% due 07/20/2043		112	112
0.852% due 06/20/2044	GBP	4,583	7,197
0.892% due 03/20/2044		760	1,192
0.892% due 06/20/2044		9,170	14,364
0.932% due 09/20/2044		1,578	2,475
0.949% due 01/20/2044		7,936	12,453
0.952% due 09/20/2044		548	857
1.049% due 07/20/2043		306	480
Great Hall Mortgages PLC
0.116% due 03/18/2039	EUR	2,479	2,623
0.416% due 06/18/2039		$30,478	28,711
0.702% due 03/18/2039	GBP	72,233	107,178
0.712% due 06/18/2039		19,784	29,397
Grecale ABS SRL
0.566% due 04/28/2056	EUR	13,249	14,516
GreenPoint Mortgage Funding Trust
0.387% due 10/25/2046		$813	567
0.387% due 12/25/2046 ^		668	403
0.457% due 04/25/2036 ^		110	66
0.457% due 11/25/2045		512	434
0.527% due 10/25/2046		727	408
0.627% due 06/25/2045		901	787
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		28,959	28,997
5.444% due 03/10/2039		76,549	80,531
5.736% due 12/10/2049		120	127
GS Mortgage Securities Corp.
2.943% due 02/10/2046		370	368
GS Mortgage Securities Trust
2.999% due 08/10/2044		30	31
3.679% due 08/10/2043		171	177
4.172% due 07/10/2046		400	431
4.243% due 08/10/2046		80	87

5.553% due 04/10/2038		70	70
5.989% due 08/10/2045		139	149
GSMPS Mortgage Loan Trust
0.537% due 09/25/2035		7,833	6,712
7.500% due 06/25/2043		3,841	4,232
GSR Mortgage Loan Trust
0.487% due 07/25/2035		329	293
0.537% due 01/25/2034		131	112
1.860% due 03/25/2033		37	36
2.010% due 04/25/2032		137	127
2.340% due 06/25/2034		510	495
2.447% due 11/25/2035 ^		4,937	4,150
2.546% due 05/25/2035		3,375	3,277
2.575% due 04/25/2036		133	121
2.668% due 04/25/2035		570	544
2.672% due 04/25/2035		3,787	3,800
2.701% due 01/25/2036 ^		247	231
2.716% due 09/25/2035		164	166
2.718% due 03/25/2037 ^		10,824	9,098
5.000% due 05/25/2036 ^		1,293	1,259
5.000% due 05/25/2037 ^		14	13
5.500% due 06/25/2035		6,738	7,006
5.500% due 06/25/2036 ^		3,538	3,362
5.750% due 02/25/2036		1,920	1,892
5.750% due 02/25/2037 ^		3,908	3,741
6.000% due 08/25/2021 ^		285	282
6.000% due 03/25/2032		10	11
6.000% due 11/25/2035 ^		19,293	16,792
6.000% due 02/25/2036 ^		10,794	9,821
6.000% due 01/25/2037 ^		7,835	7,503
6.000% due 05/25/2037 ^		6,282	5,902
6.000% due 07/25/2037 ^		624	566
6.250% due 09/25/2036 ^		1,512	1,396
6.500% due 09/25/2036 ^		5,308	4,653
HarborView Mortgage Loan Trust
0.338% due 01/25/2047		4,629	3,613
0.368% due 07/19/2046		34,594	21,034
0.388% due 09/19/2046		6,129	4,729
0.398% due 11/19/2036		148	110
0.408% due 05/19/2035		14,287	11,936
0.428% due 06/19/2035		2,130	1,856
0.468% due 02/19/2036		10,726	8,099
0.488% due 04/19/2034		1,322	1,206
0.748% due 06/19/2034		1,121	1,049
0.828% due 01/19/2035		2,507	2,221
0.888% due 01/19/2035		4,916	3,563
0.908% due 01/19/2035		563	505
0.928% due 02/19/2034		2	2
0.988% due 11/19/2034		198	153
1.187% due 10/25/2037		2,578	2,287
2.414% due 04/19/2034		43	43
2.537% due 06/19/2045 ^		17,781	11,525
2.651% due 12/19/2035 ^		4,692	4,177
2.669% due 07/19/2035		711	640
3.092% due 06/19/2036		8,898	6,208
3.516% due 06/19/2036 ^		5,891	3,916
4.830% due 08/19/2036 ^		2,244	2,044
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	10,107	15,598
HomeBanc Mortgage Trust
0.447% due 01/25/2036		$4,258	3,701
0.927% due 12/25/2034		5,594	5,319
1.047% due 08/25/2029		2,742	2,582
2.255% due 04/25/2037 ^		3,745	2,328
4.957% due 04/25/2037 ^		5,466	4,459
Homestar Mortgage Acceptance Corp.
0.637% due 07/25/2034		2,809	2,792
HSI Asset Securitization Corp. Trust
0.407% due 11/25/2035		21,166	13,509
Impac CMB Trust
0.927% due 11/25/2034		2,193	2,097
0.947% due 10/25/2033		36	35
0.967% due 10/25/2034		991	934
4.969% due 09/25/2034		319	322
Impac Secured Assets Trust
0.357% due 01/25/2037		14,463	12,621
0.987% due 11/25/2034		651	647
2.785% due 07/25/2035		1,306	971
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		73	69
1.742% due 01/25/2032		463	448
2.197% due 08/25/2031		388	388
IndyMac Mortgage Loan Trust
0.327% due 04/25/2037		8,974	8,249
0.347% due 04/25/2037		2,969	2,607
0.367% due 02/25/2037		25,106	17,467

0.367% due 07/25/2047	11,774	8,526
0.377% due 04/25/2037	1,574	1,156
0.387% due 11/25/2046	818	579
0.395% due 05/25/2046	168	142
0.397% due 04/25/2046	6,627	5,263
0.417% due 04/25/2035	365	321
0.427% due 07/25/2035	3,246	2,843
0.487% due 11/25/2035 ^	809	490
0.487% due 06/25/2037 ^	1,379	764
0.827% due 07/25/2045	104	90
0.967% due 05/25/2034	10	10
0.987% due 11/25/2034	68	62
1.007% due 11/25/2034	2,000	1,617
2.223% due 06/25/2037 ^	4,105	3,262
2.342% due 06/25/2037	9,495	5,478
2.424% due 01/25/2036 ^	8,819	7,327
2.430% due 01/25/2036	12,854	11,961
2.471% due 08/25/2035	92	81
2.504% due 07/25/2037	1,909	1,308
2.525% due 10/25/2034	4,122	3,958
2.531% due 01/25/2035	170	160
2.603% due 01/25/2036 ^	1,125	940
2.623% due 03/25/2036	4,625	3,662
2.649% due 04/25/2037	10,538	8,606
2.791% due 04/25/2037 ^	22,446	16,815
2.877% due 05/25/2036	4,556	3,435
2.910% due 02/25/2035	647	568
4.079% due 08/25/2035	959	821
4.079% due 08/25/2035 ^	814	697
4.534% due 09/25/2035	1,909	1,641
4.569% due 10/25/2035	877	737
4.723% due 08/25/2036	2,367	2,289
6.250% due 11/25/2037 ^	1,951	1,668
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	2,258	2,262
JPMorgan Alternative Loan Trust
0.327% due 03/25/2037	2,426	1,807
1.800% due 05/26/2037	52,649	46,999
3.002% due 11/25/2036 ^	2,789	2,429
3.070% due 12/25/2036	22,544	18,614
3.210% due 05/25/2037 ^	10,218	8,452
6.050% due 05/25/2036	1,502	1,365
JPMorgan Chase Commercial Mortgage Securities Trust
2.072% due 12/15/2047	180	182
2.749% due 11/15/2043	306	308
3.341% due 07/15/2046	6,134	6,238
3.616% due 11/15/2043	400	418
3.673% due 02/15/2046	15,478	15,775
3.853% due 06/15/2043	916	915
4.106% due 07/15/2046	500	531
4.388% due 02/15/2046	700	746
4.918% due 10/15/2042	86	86
4.936% due 08/15/2042	29	29
5.336% due 05/15/2047	152,989	159,842
5.399% due 05/15/2045	2,022	2,087
5.420% due 01/15/2049	57,431	60,139
5.421% due 01/12/2043	22,604	22,642
5.440% due 06/12/2047	3,898	4,090
5.868% due 02/12/2049	1,328	1,369
5.882% due 02/15/2051	33,040	35,167
5.885% due 02/12/2049	79,357	84,274
5.961% due 06/15/2049	3,665	3,884
6.100% due 04/15/2045	39,994	40,928
JPMorgan Mortgage Trust
1.990% due 11/25/2033	26	26
1.990% due 02/25/2034	677	675
2.117% due 06/25/2035	6,847	6,729
2.186% due 07/27/2037	19,449	16,919
2.346% due 11/25/2035	3,243	3,090
2.407% due 10/25/2035 ^	1,281	1,054
2.411% due 02/25/2036 ^	189	168
2.478% due 10/25/2035	158	158
2.499% due 08/25/2035	8,738	8,671
2.531% due 08/25/2035 ^	4,851	4,614
2.550% due 06/25/2035	8,138	8,055
2.550% due 07/25/2035	3,227	3,199
2.554% due 08/25/2035	2,939	2,906
2.555% due 07/25/2035	330	319
2.555% due 10/25/2036 ^	7,715	6,998
2.563% due 08/25/2036 ^	6,328	5,482
2.564% due 07/25/2035	3,666	3,638
2.578% due 06/25/2035	877	857
2.578% due 10/25/2035	3,109	3,030
2.595% due 07/25/2035	1,320	1,325
2.628% due 04/25/2035	374	378
2.631% due 04/25/2036	7,523	7,367

2.642% due 07/25/2035		13,352	13,381
2.740% due 02/25/2036 ^		32	29
2.771% due 05/25/2036		7,185	6,608
2.796% due 10/25/2035		3,239	2,929
2.927% due 07/25/2035		787	780
3.019% due 10/25/2036 ^		92	81
4.675% due 04/25/2037 ^		912	828
4.812% due 09/25/2035		955	910
4.931% due 11/25/2035		5,715	5,466
5.000% due 08/25/2020		3,388	3,467
5.192% due 04/25/2036 ^		8,568	8,000
5.500% due 03/25/2022 ^		879	877
5.500% due 07/25/2036 ^		1,989	1,896
5.534% due 10/25/2036		270	239
6.000% due 01/25/2037 ^		25,334	22,951
6.500% due 07/25/2036 ^		5,394	4,471
6.500% due 08/25/2036 ^		1,244	1,046
Lanark Master Issuer PLC
1.684% due 12/22/2054		2,840	2,857
Lavender Trust
6.250% due 10/26/2036		9,775	8,649
LB Mortgage Trust
8.581% due 01/20/2017		527	530
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		41	41
5.300% due 11/15/2038		230	232
5.430% due 02/15/2040		31,776	33,590
5.858% due 07/15/2040		78	82
5.866% due 09/15/2045		37,097	40,173
Leek Finance PLC
0.501% due 12/21/2038		170	176
Lehman Mortgage Trust
0.507% due 08/25/2036 ^		14,769	11,214
0.837% due 06/25/2037 ^		1,225	1,002
5.000% due 12/25/2035 ^		723	681
5.387% due 01/25/2036 ^		7,918	7,437
5.500% due 01/25/2036		1,921	1,631
5.664% due 12/25/2035		9,049	7,400
5.972% due 04/25/2036		1,661	1,560
6.000% due 07/25/2036 ^		9,822	7,458
6.000% due 09/25/2036 ^		3,738	3,108
Lehman XS Trust
0.305% due 07/25/2037		8,379	6,771
0.347% due 03/25/2047 ^		13,938	11,335
0.357% due 12/25/2036 ^		3,064	2,492
0.377% due 11/25/2046		456	370
0.387% due 08/25/2046 ^		2,514	1,931
0.387% due 08/25/2046		21,168	17,579
1.087% due 08/25/2047		16,236	11,276
1.684% due 07/25/2035		7,931	7,756
Luminent Mortgage Trust
0.347% due 11/25/2036 ^		451	375
0.357% due 12/25/2036		14,078	11,367
0.367% due 12/25/2036 ^		5,006	3,967
0.387% due 02/25/2046		109	81
0.427% due 04/25/2036		21,571	14,282
Marche Mutui SRL
0.398% due 10/27/2065	EUR	2,892	3,225
0.419% due 02/25/2055		47,053	51,723
2.248% due 01/27/2064		95,321	108,766
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046		$8,732	6,636
0.397% due 05/25/2047 ^		2,302	2,132
0.427% due 05/25/2037		1,511	1,013
0.487% due 05/25/2047 ^		816	506
2.166% due 12/25/2033		69	68
2.352% due 07/25/2035 ^		2,064	1,764
2.440% due 05/25/2034		281	275
2.483% due 12/25/2033		222	221
2.534% due 12/25/2034		7,924	7,558
2.605% due 10/25/2032		941	941
2.663% due 03/25/2035		917	808
2.980% due 10/25/2034		5,406	5,158
MASTR Alternative Loan Trust
0.587% due 03/25/2036		8,657	2,127
MASTR Asset Securitization Trust
5.750% due 05/25/2036 ^		13,370	13,242
MASTR Reperforming Loan Trust
0.547% due 07/25/2035		4,875	4,245
7.000% due 08/25/2034		3,187	3,347
7.000% due 05/25/2035		892	906
MASTR Seasoned Securitization Trust
6.252% due 09/25/2017		732	750
6.500% due 08/25/2032		6,308	6,861
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031		4,626	4,550

0.926% due 09/15/2030	1,309	1,296
1.066% due 11/15/2031	90	80
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.046% due 08/15/2032	155	148
2.610% due 10/20/2029	2,711	2,734
Merrill Lynch Alternative Note Asset Trust
0.297% due 03/25/2037	1,199	578
0.357% due 02/25/2037	4,844	4,390
0.487% due 03/25/2037	3,172	1,570
2.865% due 06/25/2037 ^	2,616	1,873
6.000% due 05/25/2037 ^	10,598	8,950
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035	56	53
0.437% due 08/25/2036	469	454
0.457% due 04/25/2035	1,470	1,419
0.807% due 10/25/2028	112	108
0.845% due 11/25/2029	383	371
0.847% due 06/25/2028	1,688	1,618
0.895% due 04/25/2029	1,146	1,093
0.927% due 03/25/2028	87	83
0.967% due 03/25/2028	42	41
1.045% due 10/25/2028	74	71
1.115% due 11/25/2029	503	488
1.923% due 12/25/2032	514	511
1.937% due 01/25/2029	63	63
2.182% due 02/25/2033	42	40
2.224% due 05/25/2033	5,146	5,004
2.356% due 05/25/2036	8,398	8,379
2.377% due 12/25/2035	2,269	2,134
2.393% due 02/25/2034	16	16
2.460% due 02/25/2035	11,686	11,777
2.513% due 08/25/2034	1,521	1,554
2.519% due 12/25/2035	2,368	2,240
2.532% due 07/25/2035	980	874
2.555% due 12/25/2034	90	89
2.567% due 09/25/2035	8,225	8,188
2.578% due 06/25/2037	2,111	2,033
2.696% due 11/25/2035	8,882	8,849
2.762% due 06/25/2035	17,078	16,671
2.933% due 05/25/2033	16	16
5.250% due 08/25/2036	14,756	15,380
6.720% due 11/15/2026	3	3
Merrill Lynch Mortgage Trust
6.029% due 06/12/2050	2,988	3,019
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	6,269	6,518
5.414% due 07/12/2046	273	282
5.485% due 03/12/2051	34,645	36,635
5.700% due 09/12/2049	52,117	55,567
5.810% due 06/12/2050	28,575	30,457
6.076% due 08/12/2049	8,832	9,488
Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/2046	220	219
3.085% due 08/15/2046	620	643
4.218% due 07/15/2046	750	805
4.362% due 08/15/2046	580	626
Morgan Stanley Capital Trust
3.884% due 09/15/2047	1,382	1,394
5.362% due 11/14/2042	172	172
5.439% due 02/12/2044	2,805	2,803
5.569% due 12/15/2044	26,700	28,366
5.601% due 03/12/2044	621	624
5.610% due 04/15/2049	8,041	8,117
5.649% due 12/15/2044	300	301
5.692% due 04/15/2049	58,745	62,180
5.861% due 04/12/2049	329	328
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017	2	2
Morgan Stanley Mortgage Loan Trust
0.447% due 03/25/2036	3,145	2,431
0.467% due 01/25/2036	19,305	14,629
0.477% due 12/25/2035	73	61
0.487% due 03/25/2035	52	48
0.497% due 01/25/2035	15	14
0.507% due 01/25/2035	7,162	6,732
2.128% due 06/25/2036	483	465
2.445% due 07/25/2035	1,056	976
2.453% due 06/25/2037	1,039	705
2.466% due 07/25/2035	2,728	2,356
2.921% due 09/25/2035 ^	5,688	4,713
4.929% due 06/25/2036	19,714	13,955
5.701% due 02/25/2047	2,687	2,047
6.000% due 02/25/2036 ^	1,260	1,248
6.000% due 10/25/2037 ^	2,620	2,212
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045	39,539	41,903
5.989% due 08/15/2045	59,562	63,122

MortgageIT Trust
0.967% due 02/25/2035		1,516	1,435
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		1,065	1,112
Newgate Funding PLC
0.586% due 12/15/2050	EUR	99,811	105,314
Nomura Asset Acceptance Corp Alternative Loan Trust
0.407% due 05/25/2035		$177	173
0.687% due 05/25/2035		4,000	2,589
2.439% due 10/25/2035		186	175
4.068% due 02/25/2036 ^		636	529
5.820% due 03/25/2047		1,673	1,695
6.138% due 03/25/2047		1,537	1,557
6.842% due 02/19/2030		1,347	1,334
Nomura Resecuritization Trust
0.626% due 08/27/2047		62,486	60,453
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.657% due 02/25/2035		3,751	3,747
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		2	2
Paragon Mortgages PLC
0.812% due 10/15/2041	GBP	2,153	3,169
0.927% due 05/15/2041		24,284	35,966
0.952% due 04/16/2035		5,498	8,183
Prime Mortgage Trust
0.587% due 02/25/2019		$16	16
0.587% due 02/25/2034		2,873	2,720
5.000% due 02/25/2019		1	1
6.000% due 06/25/2036 ^		3,510	3,401
Provident Funding Mortgage Loan Trust
2.528% due 04/25/2034		925	927
2.585% due 10/25/2035		3,525	3,472
RAAC Trust
0.557% due 09/25/2034		966	929
RBSSP Resecuritization Trust
0.405% due 10/27/2036		4,465	3,501
0.425% due 08/27/2037		6,344	4,346
0.455% due 09/27/2037		9,301	6,597
0.515% due 02/27/2037		5,213	3,872
0.682% due 09/26/2036		425	413
3.000% due 06/26/2037		2,949	2,972
Regal Trust
1.674% due 09/29/2031		241	226
Resecuritization Mortgage Trust
0.437% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.327% due 01/25/2037		12,096	9,955
0.337% due 02/25/2037		5,091	4,121
0.367% due 05/25/2036		27,161	22,204
0.367% due 09/25/2036		5,226	4,154
0.372% due 12/25/2036		61	47
0.377% due 07/25/2036		6,716	5,420
0.377% due 08/25/2036		12,257	9,598
0.377% due 09/25/2036		109	87
0.377% due 12/25/2036		6,089	5,162
0.387% due 05/25/2047		5,100	4,243
0.397% due 06/25/2037		3,425	2,611
0.397% due 04/25/2046		18,248	9,615
0.457% due 02/25/2046		3,015	1,786
0.487% due 08/25/2035		794	617
0.517% due 03/25/2037		1,935	698
0.587% due 01/25/2033		5	5
0.587% due 11/25/2036 ^		2,977	1,863
0.727% due 03/25/2034		1,343	1,269
0.837% due 07/25/2033		105	98
1.518% due 09/25/2045		667	575
2.990% due 04/25/2035		7,769	7,699
3.177% due 08/25/2035 ^		1,914	1,059
3.513% due 09/25/2035 ^		1,312	1,072
3.516% due 02/25/2036 ^		1,595	1,198
5.250% due 09/25/2020		11,159	11,170
6.000% due 08/25/2036		4,013	3,313
6.000% due 09/25/2036 ^		3,901	3,170
6.000% due 09/25/2036		3,421	2,780
6.000% due 11/25/2036 ^		3,966	3,294
6.250% due 03/25/2037 ^		3,085	2,521
6.500% due 09/25/2037 ^		3,627	2,830
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		343	388
Residential Asset Securitization Trust
0.637% due 12/25/2036 ^		656	197
5.000% due 08/25/2019		1,429	1,470
5.500% due 08/25/2034		165	173
5.500% due 06/25/2035 ^		861	777
5.750% due 02/25/2036 ^		1,297	1,081

6.000% due 03/25/2037 ^		6,149	4,352
6.000% due 04/25/2037		493	413
6.000% due 05/25/2037 ^		312	275
6.000% due 07/25/2037 ^		1,691	1,251
6.250% due 08/25/2036		197	183
6.250% due 10/25/2036 ^		631	529
6.250% due 11/25/2036		2,663	1,965
6.250% due 09/25/2037 ^		2,659	1,882
6.500% due 08/25/2036		1,792	1,207
6.500% due 09/25/2036 ^		1,763	1,330
Residential Funding Mortgage Securities, Inc. Trust
0.587% due 07/25/2018		33	32
2.701% due 11/25/2035		1,610	1,420
3.204% due 02/25/2036 ^		5,517	5,130
3.352% due 02/25/2037		5,983	4,816
5.250% due 07/25/2035		3,590	3,723
5.500% due 12/25/2034		1,412	1,422
5.750% due 09/25/2036 ^		18,117	16,791
6.000% due 06/25/2036 ^		2,938	2,711
6.000% due 07/25/2036 ^		3,492	3,332
6.000% due 06/25/2037 ^		1,556	1,456
6.500% due 03/25/2032		199	208
ResLoc UK PLC
0.791% due 12/15/2043	GBP	4,125	5,750
RMAC Securities PLC
0.136% due 06/12/2044	EUR	3,006	3,099
0.721% due 06/12/2044	GBP	44,260	64,367
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$38,121	39,327
5.331% due 02/16/2044		16,637	17,400
5.336% due 05/16/2047		27,433	28,275
5.420% due 01/16/2049		26,105	26,999
5.467% due 09/16/2039		6,584	6,747
5.692% due 04/16/2049		26,300	27,560
5.695% due 09/16/2040		7,500	7,846
5.951% due 02/16/2051		26,630	27,430
6.068% due 09/17/2039		2,386	2,554
6.068% due 02/17/2051		10,000	10,091
6.150% due 02/16/2051		14,680	15,133
6.239% due 12/16/2049		32,837	34,117
Salomon Brothers Mortgage Securities, Inc.
0.687% due 05/25/2032		91	88
7.000% due 12/25/2018		20	21
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		29	30
Securitized Asset Sales, Inc.
0.473% due 11/26/2023		75	62
Sequoia Mortgage Trust
0.397% due 06/20/2036		3,100	2,752
0.537% due 07/20/2033		315	298
0.847% due 06/20/2033		27	26
0.909% due 05/20/2034		3,657	3,514
0.923% due 05/20/2034		782	753
0.947% due 10/20/2027		119	112
0.987% due 10/20/2027		1,568	1,539
1.045% due 09/20/2033		1,119	1,090
2.023% due 02/25/2040		372	370
2.349% due 01/20/2047 ^		3,615	2,996
2.770% due 09/20/2046 ^		7,564	6,085
2.790% due 01/20/2047 ^		5,059	4,511
Structured Adjustable Rate Mortgage Loan Trust
0.487% due 09/25/2034		3,039	2,721
0.487% due 10/25/2035		2,451	2,294
0.487% due 08/25/2036 ^		10,264	7,988
0.665% due 06/25/2035		158	159
1.574% due 01/25/2035		337	272
1.923% due 10/25/2037 ^		1,103	746
2.394% due 12/25/2034		154	152
2.398% due 03/25/2034		3,074	3,090
2.443% due 05/25/2034		220	220
2.445% due 09/25/2034		41	41
2.462% due 12/25/2035 ^		3,891	3,797
2.462% due 12/25/2035		5,475	4,336
2.479% due 09/25/2035		3,854	3,446
2.496% due 08/25/2034		1,488	1,465
2.497% due 02/25/2036 ^		3,481	2,827
2.523% due 11/25/2034		1,224	1,233
2.541% due 11/25/2035 ^		951	761
2.542% due 01/25/2035		1,487	1,439
2.600% due 05/25/2036 ^		10,251	8,462
2.629% due 08/25/2035		80	76
2.629% due 01/25/2036 ^		1,004	993
2.637% due 02/25/2034		2,154	2,148
2.653% due 04/25/2036 ^		5,009	4,459
2.656% due 09/25/2034		4,827	4,789
2.657% due 06/25/2036 ^		2,258	1,929

4.503% due 11/25/2036 ^	3,499	3,207
4.685% due 04/25/2036 ^	7,760	5,893
4.945% due 03/25/2036 ^	1,262	1,065
5.104% due 05/25/2036 ^	3,507	3,252
5.261% due 02/25/2036 ^	1,647	1,271
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037	4,212	3,183
0.357% due 03/25/2037 ^	579	160
0.377% due 06/25/2036	1,046	865
0.387% due 05/25/2036	29,841	21,761
0.397% due 04/25/2036	1,155	841
0.397% due 05/25/2046	192	151
0.407% due 05/25/2046	13,599	7,797
0.417% due 05/25/2045	1,045	925
0.438% due 07/19/2035	8,137	7,361
0.447% due 05/25/2046 ^	180	75
0.487% due 08/25/2036 ^	1,036	434
0.497% due 12/25/2035	5,592	4,301
0.848% due 09/19/2032	4,328	4,238
0.888% due 01/19/2034	491	478
1.028% due 10/19/2033	996	899
1.558% due 12/25/2035 ^	4,728	3,388
1.594% due 02/25/2036	19,177	17,076
8.103% due 06/25/2029	37	39
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.739% due 05/25/2022	328	338
Structured Asset Securities Corp.
5.500% due 06/25/2035	3,018	3,000
6.597% due 04/15/2027	24	24
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	4,020	3,684
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.839% due 05/25/2032	68	66
2.321% due 07/25/2032	482	443
2.369% due 03/25/2033	1,556	1,539
2.396% due 07/25/2033	65	66
2.408% due 01/25/2034	4,696	4,567
2.516% due 02/25/2032	870	853
2.584% due 11/25/2033	206	203
5.792% due 06/25/2034	220	226
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	135	132
Suntrust Adjustable Rate Mortgage Loan Trust
2.569% due 02/25/2037 ^	1,211	1,059
2.655% due 01/25/2037 ^	9,924	9,505
2.714% due 04/25/2037 ^	1,512	1,285
3.007% due 10/25/2037	1,844	1,708
Suntrust Alternative Loan Trust
0.837% due 12/25/2035 ^	10,778	8,388
5.750% due 12/25/2035 ^	7,085	6,362
6.000% due 04/25/2036 ^	1,902	1,516
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	977	650
5.970% due 09/25/2036	5,583	1,044
6.015% due 07/25/2037	1,865	1,416
6.500% due 07/25/2036	6,504	3,872
Thornburg Mortgage Securities Trust
0.887% due 12/25/2033	1,586	1,561
2.035% due 10/25/2043	708	695
2.356% due 09/25/2037	11,887	11,719
UBS-Barclays Commercial Mortgage Trust
1.240% due 03/10/2046 (a)	582	36
Wachovia Bank Commercial Mortgage Trust
0.360% due 06/15/2049	159,222	156,375
5.215% due 01/15/2041	62	62
5.342% due 12/15/2043	120,030	126,169
5.416% due 01/15/2045	16,615	16,840
5.509% due 04/15/2047	62,108	65,049
5.559% due 10/15/2048	137,393	143,406
5.898% due 06/15/2049	538	540
5.903% due 06/15/2049	49,073	51,937
6.150% due 02/15/2051	19,695	20,727
Wachovia Mortgage Loan Trust LLC
2.527% due 10/20/2035	111	113
2.551% due 08/20/2035 ^	11,858	11,292
2.553% due 03/20/2037 ^	5,045	4,863
2.630% due 08/20/2035 ^	10,132	9,258
5.199% due 10/20/2035	1,512	1,469
WaMu Mortgage Pass-Through Certificates Trust
0.407% due 07/25/2046 ^	19	1
0.457% due 12/25/2045	1,149	1,110
0.477% due 07/25/2045	508	478
0.597% due 11/25/2045	539	479
0.597% due 12/25/2045	459	409
0.927% due 11/25/2034	1,542	1,470
1.158% due 02/25/2046	3,305	3,070

1.158% due 08/25/2046	316	266
1.167% due 11/25/2034	749	706
1.358% due 11/25/2042	546	514
1.558% due 06/25/2042	1,171	1,135
1.558% due 08/25/2042	485	463
1.937% due 07/25/2047 ^	6,140	4,565
1.943% due 04/25/2037 ^	5,094	4,446
1.969% due 11/25/2036 ^	52	46
2.032% due 05/25/2037	242	207
2.176% due 02/25/2037 ^	12,273	10,324
2.187% due 07/25/2046	1,441	1,305
2.187% due 08/25/2046	842	760
2.187% due 12/25/2046	11,929	11,073
2.246% due 09/25/2036 ^	11,735	10,652
2.325% due 10/25/2035	1,649	1,595
2.390% due 12/25/2035	4,415	4,070
2.400% due 09/25/2035	1,273	1,267
2.409% due 09/25/2033	1,516	1,534
2.424% due 08/25/2034	599	599
2.440% due 03/25/2035	3,922	3,905
2.441% due 09/25/2033	185	184
2.458% due 04/25/2035	13,679	13,472
2.515% due 01/25/2033	220	223
3.829% due 08/25/2035	1,847	1,756
4.241% due 08/25/2036 ^	2,715	2,425
4.362% due 02/25/2037 ^	919	859
4.388% due 01/25/2036 ^	9,375	8,619
4.466% due 04/25/2037	2,533	2,351
4.525% due 07/25/2037 ^	695	649
6.000% due 07/25/2034	1,119	1,185
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	40	39
Washington Mutual Mortgage Pass-Through Certificates Trust
0.347% due 02/25/2037 ^	25,385	19,438
0.427% due 01/25/2047 ^	7,998	6,002
0.637% due 04/25/2035	16,615	12,684
0.878% due 12/25/2046	36,181	24,536
0.928% due 04/25/2047 ^	345	48
1.128% due 05/25/2046	7,246	5,489
1.770% due 02/25/2031	1	1
2.166% due 02/25/2033	28	27
2.225% due 05/25/2033	130	131
2.401% due 06/25/2033	5,765	5,770
4.644% due 09/25/2036 ^	4,873	2,818
5.500% due 11/25/2035 ^	1,489	1,473
5.500% due 06/25/2037 ^	2,992	2,831
6.000% due 04/25/2036 ^	2,807	2,427
6.000% due 06/25/2037 ^	30,007	26,391
6.268% due 07/25/2036	1,765	973
6.449% due 07/25/2036 ^	3,015	1,661
Wells Fargo Alternative Loan Trust
2.707% due 07/25/2037 ^	3,180	2,705
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046	400	434
4.393% due 11/15/2043	300	327
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^	2,371	2,056
2.480% due 12/25/2033	1,397	1,392
2.581% due 03/25/2036 ^	9,788	9,529
2.599% due 04/25/2036	708	688
2.606% due 06/25/2033	530	533
2.610% due 07/25/2036 ^	1,467	1,396
2.611% due 11/25/2034	202	201
2.613% due 10/25/2036 ^	10,887	10,398
2.615% due 12/25/2033	199	200
2.615% due 12/25/2034	26	25
2.615% due 01/25/2035	1,129	1,132
2.615% due 03/25/2036	3,323	3,199
2.617% due 09/25/2033	191	194
2.617% due 11/25/2034	1,149	1,150
2.620% due 01/25/2035	5,351	5,242
2.621% due 03/25/2036	3,346	3,312
2.623% due 06/25/2035	520	524
2.641% due 04/25/2036 ^	47	46
2.650% due 05/25/2035	2,988	2,990
2.652% due 06/25/2035	4,833	4,878
2.661% due 03/25/2036 ^	4,952	4,760
2.667% due 08/25/2033	302	308
2.681% due 10/25/2035	12,017	12,049
2.692% due 06/25/2034	4,484	4,551
2.695% due 12/25/2034	1,146	1,156
2.730% due 07/25/2034	34	34
2.740% due 05/25/2035	324	312
5.000% due 03/25/2036	2,376	2,393
5.250% due 10/25/2035	2,446	2,545
5.464% due 03/25/2036	273	270

5.500% due 11/25/2035		336	344
5.500% due 01/25/2036 ^		5,096	4,945
5.500% due 02/25/2037 ^		1,392	1,288
5.676% due 04/25/2036		7,436	7,048
5.750% due 02/25/2037		798	760
5.750% due 04/25/2037 ^		5,513	5,521
6.000% due 08/25/2036		4,798	4,991
6.000% due 03/25/2037 ^		4,299	4,239
6.000% due 04/25/2037 ^		5,606	5,523
6.000% due 07/25/2037 ^		17,212	17,197
6.000% due 08/25/2037 ^		1,126	1,115
6.250% due 07/25/2037 ^		415	402
Wells Fargo-RBS Commercial Mortgage Trust
2.927% due 03/15/2046		150	155
3.667% due 11/15/2044		201	212

Total Mortgage-Backed Securities (Cost $10,194,030)			10,580,973

ASSET-BACKED SECURITIES 3.2%
Aames Mortgage Investment Trust
0.965% due 10/25/2035		3,100	2,515
Academic Loan Funding Trust
0.987% due 12/27/2022		15,125	15,143
Access Group, Inc.
1.577% due 10/27/2025		36,155	36,173
Accredited Mortgage Loan Trust
0.317% due 02/25/2037		2,273	2,178
0.507% due 12/25/2035		2,173	2,082
1.055% due 01/25/2035		2,023	1,954
4.330% due 06/25/2033		3,365	3,223
4.980% due 10/25/2033		2,379	2,340
ACE Securities Corp Home Equity Loan Trust
0.247% due 10/25/2036		22	12
0.297% due 12/25/2036		7,279	3,013
0.327% due 07/25/2036		10,053	7,348
0.347% due 08/25/2036 ^		5,827	2,287
0.387% due 12/25/2036		28,064	11,809
0.407% due 08/25/2036 ^		7,487	2,975
0.737% due 12/25/2045		5,800	3,865
0.807% due 02/25/2036 ^		3,900	3,213
0.837% due 07/25/2035		3,118	2,630
0.845% due 11/25/2035		12,800	10,935
0.887% due 08/25/2045		5,797	5,638
1.162% due 11/25/2033		3,134	2,945
1.162% due 12/25/2034		1,339	1,315
1.987% due 10/25/2032		3,142	3,078
Aegis Asset-Backed Securities Trust
0.617% due 12/25/2035		3,300	2,429
0.667% due 06/25/2035		3,500	2,402
AFC Home Equity Loan Trust
0.897% due 12/22/2027		1	1
Ally Auto Receivables Trust
0.590% due 01/17/2017		75	75
AmeriCredit Automobile Receivables Trust
2.380% due 06/10/2019		130	132
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.862% due 03/25/2035		1,240	1,238
0.875% due 04/25/2034		368	363
0.967% due 05/25/2034		3,786	3,492
1.057% due 07/25/2034		464	413
3.562% due 11/25/2032		6,047	5,822
4.831% due 05/25/2034 ^		686	587
Amortizing Residential Collateral Trust
1.222% due 07/25/2032		140	136
1.312% due 08/25/2032		352	311
Aquilae CLO PLC
0.401% due 01/17/2023	EUR	7,247	8,054
Argent Securities Trust
0.297% due 09/25/2036		$5,511	2,232
0.337% due 06/25/2036		23,600	8,767
0.427% due 07/25/2036		8,070	3,799
0.457% due 05/25/2036		29,959	11,345
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.337% due 09/25/2036		28,198	11,480
0.377% due 03/25/2036		8,183	4,443
0.507% due 01/25/2036		16,689	12,979
1.312% due 11/25/2034		3,522	3,031
2.210% due 05/25/2034		1,083	987
Asset-Backed Funding Certificates Trust
0.807% due 12/25/2034		640	639
1.045% due 12/25/2030		1,206	1,171
1.237% due 03/25/2034		5,035	4,033
1.282% due 05/25/2032		937	881
Asset-Backed Securities Corp. Home Equity Loan Trust
0.267% due 05/25/2037		282	191
0.417% due 11/25/2036		7,500	4,592

0.637% due 11/25/2035		5,800	5,221
0.945% due 10/25/2034		1	1
1.536% due 04/15/2033		358	353
3.186% due 08/15/2033		976	899
Avoca CLO Ltd.
0.298% due 10/15/2023	EUR	6,560	7,209
Avoca CLO PLC
0.348% due 09/15/2021		6,759	7,531
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		$3,445	3,407
0.337% due 01/25/2037		535	535
0.355% due 12/25/2036 ^		6,335	4,838
0.357% due 05/25/2036 ^		6,007	5,392
0.377% due 05/25/2037		5,902	5,566
0.377% due 01/25/2047		57	57
0.427% due 06/25/2047		7,500	6,375
0.465% due 02/25/2036		33	33
0.637% due 12/25/2042		359	355
0.827% due 12/25/2034		6	6
0.835% due 08/25/2035		6,160	5,845
0.847% due 10/25/2032		2,374	2,273
0.987% due 10/27/2032		967	925
1.187% due 10/25/2037		437	413
1.187% due 11/25/2042		254	242
2.547% due 10/25/2036		1,568	1,179
2.795% due 07/25/2036		166	158
2.919% due 06/25/2043		870	872
BMI CLO
1.216% due 08/01/2021		10,590	10,571
BNC Mortgage Loan Trust
0.287% due 05/25/2037		346	334
California Republic Auto Receivables Trust
1.180% due 08/15/2017		13	13
Carfinance Capital Auto Trust
1.750% due 11/15/2017		19	19
Carlyle High Yield Partners Ltd.
0.490% due 04/19/2022		2,876	2,844
Carrington Mortgage Loan Trust
0.247% due 01/25/2037		1,554	1,172
0.347% due 10/25/2036		7,627	4,645
0.427% due 06/25/2036		16,000	10,776
0.437% due 10/25/2036		8,936	5,499
0.447% due 02/25/2037		53,326	38,272
0.507% due 10/25/2035		530	530
CDC Mortgage Capital Trust
0.982% due 07/25/2034		3,490	3,118
Centre Point Funding LLC
5.430% due 07/20/2016		12	12
Chase Funding Trust
0.745% due 02/25/2033		45	41
0.827% due 08/25/2032		687	633
0.847% due 11/25/2032		20	19
1.087% due 02/25/2032		3,179	3,069
Chase Issuance Trust
1.380% due 11/15/2019		100	100
CIFC Funding Ltd.
0.539% due 05/10/2021		4,796	4,783
CIT Group Home Equity Loan Trust
1.230% due 09/25/2030		2,874	2,528
3.930% due 03/20/2032		278	283
CIT Mortgage Loan Trust
1.437% due 10/25/2037		4	4
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		4,296	3,213
0.257% due 05/25/2037		3,188	2,299
0.357% due 07/25/2045		16,200	9,823
0.387% due 05/25/2037		7,802	5,708
0.437% due 08/25/2036		24,500	16,301
0.447% due 09/25/2036		4,913	3,344
0.447% due 01/25/2037		6,000	4,846
0.447% due 07/25/2045		7,742	4,738
0.457% due 05/25/2037		17,700	12,301
0.635% due 11/25/2045		4,532	4,105
0.677% due 09/25/2035 ^		11,100	8,415
0.807% due 05/25/2035		3,900	3,091
5.597% due 05/25/2036 ^		4,010	2,750
5.764% due 01/25/2037		1,700	1,185
ColumbusNova CLO Ltd.
0.526% due 05/16/2019		1,072	1,068
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		42	42
7.490% due 07/01/2031		479	535
Conseco Financial Corp.
6.240% due 12/01/2028		169	175
6.870% due 04/01/2030		335	368
7.140% due 01/15/2029		12	13
7.240% due 06/15/2028		11	11

Cordatus CLO PLC
0.370% due 01/30/2024	EUR	25,554	28,185
Countrywide Asset-Backed Certificates
0.307% due 06/25/2047		$2,763	2,763
0.335% due 01/25/2037		9,891	9,440
0.337% due 05/25/2037		47,316	42,275
0.347% due 01/25/2034		3,743	3,472
0.347% due 01/25/2046		4,844	4,394
0.357% due 06/25/2047		22,576	21,387
0.367% due 08/25/2036		578	570
0.367% due 06/25/2047		2,040	1,862
0.377% due 06/25/2036		7,435	7,305
0.377% due 06/25/2047		11,490	10,555
0.407% due 06/25/2037		11,000	7,455
0.407% due 09/25/2037		7,100	5,583
0.407% due 09/25/2047		64,600	49,696
0.417% due 10/25/2047		17,600	15,519
0.435% due 04/25/2036		7,454	7,346
0.477% due 06/25/2036		13,440	11,944
0.477% due 08/25/2036		12,797	11,421
0.485% due 07/25/2036		10,000	9,101
0.487% due 06/25/2036		9,400	8,204
0.497% due 09/25/2037		7,200	3,571
0.525% due 04/25/2036		10,159	9,559
0.527% due 12/25/2036 ^		63	44
0.572% due 11/25/2035		5,638	5,433
0.587% due 08/25/2034		844	792
0.625% due 04/25/2036		4,500	3,592
0.635% due 04/25/2036		2,600	1,915
0.647% due 11/25/2035		99	98
0.667% due 12/25/2031		303	229
0.677% due 10/25/2035		2,338	2,330
0.677% due 02/25/2036		3,400	2,748
0.747% due 12/25/2035		3,000	2,826
0.927% due 05/25/2032		22	21
2.585% due 01/25/2034 ^		17,977	13,077
4.545% due 04/25/2036		2,379	2,422
5.148% due 10/25/2046 ^		17,396	15,551
5.542% due 04/25/2047 ^		9,413	8,071
Countrywide Asset-Backed Certificates Trust
0.345% due 09/25/2046		6,573	5,914
0.347% due 03/25/2037		11,116	10,280
0.637% due 04/25/2036		5,000	4,386
0.645% due 05/25/2036		12,800	10,778
0.675% due 02/25/2036		7,000	6,739
0.715% due 02/25/2036		4,800	4,126
0.767% due 11/25/2035		2,600	2,369
0.835% due 07/25/2035		1,000	908
0.887% due 11/25/2035		2,000	1,645
0.927% due 12/25/2034		3,649	3,504
0.987% due 08/25/2047		21,500	18,582
1.085% due 04/25/2035		3,500	2,789
1.087% due 11/25/2034		914	887
4.693% due 10/25/2035		5,309	5,444
4.740% due 10/25/2035		630	643
5.095% due 05/25/2035		3,500	3,498
5.251% due 12/25/2034		2,100	2,098
Credit Suisse First Boston Mortgage Securities Corp.
0.885% due 07/25/2032		54	45
0.925% due 08/25/2032		2,042	1,816
1.837% due 05/25/2043		1,326	1,257
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036		146	83
0.305% due 07/25/2037		543	363
0.335% due 11/25/2036		14,075	8,099
0.435% due 07/25/2036		10,000	7,183
0.435% due 04/25/2037		1,482	1,052
0.757% due 07/25/2036		5,576	5,103
1.285% due 04/25/2032		249	241
3.998% due 03/25/2037 ^		7,242	4,462
4.263% due 08/25/2035		12	12
6.280% due 05/25/2035		1,784	1,844
Delta Funding Home Equity Loan Trust
1.006% due 09/15/2029		210	194
DT Auto Owner Trust
1.430% due 03/15/2018		30	30
2.640% due 10/15/2019		55	55
Educational Funding Co. LLC
0.256% due 10/25/2029		6,367	5,914
Educational Services of America, Inc.
1.127% due 07/25/2023		22,030	22,053
EFS Volunteer LLC
1.127% due 10/26/2026		13,200	13,258
EMC Mortgage Loan Trust
0.635% due 12/25/2042		1,450	1,382

0.635% due 05/25/2043		439	431
0.927% due 05/25/2040		36	32
EquiFirst Mortgage Loan Trust
0.937% due 01/25/2034		31	28
Equity One Mortgage Pass-Through Trust
0.747% due 11/25/2032		2,959	2,804
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		26	26
2.170% due 05/15/2019		35	35
FAB CBO BV
0.486% due 12/31/2078	EUR	1,703	1,856
FAB U.S. Ltd.
1.215% due 12/06/2045	GBP	18,733	27,403
Fieldstone Mortgage Investment Trust
0.347% due 11/25/2036		$14,505	8,657
Finance America Mortgage Loan Trust
1.087% due 08/25/2034		779	732
First Franklin Mortgage Loan Trust
0.347% due 04/25/2036		7,759	6,574
0.427% due 04/25/2036		7,400	4,852
0.427% due 08/25/2036		8,700	6,230
0.427% due 10/25/2036		8,513	6,324
0.447% due 11/25/2036		2,183	2,158
0.617% due 05/25/2035		645	642
0.637% due 11/25/2036		6,700	5,589
0.657% due 07/25/2035		825	796
0.677% due 07/25/2035		2,000	1,736
1.387% due 01/25/2035		2,690	2,252
1.612% due 10/25/2034		2,181	1,819
First Investors Auto Owner Trust
0.900% due 10/15/2018		20	20
1.490% due 01/15/2020		20	20
First NLC Trust
0.327% due 08/25/2037		4,277	2,494
0.467% due 08/25/2037		2,421	1,440
0.645% due 05/25/2035		1,988	1,687
Flagship Credit Auto Trust
1.210% due 04/15/2019		57	57
Fremont Home Loan Trust
0.247% due 01/25/2037		43	22
0.287% due 08/25/2036		496	203
0.317% due 11/25/2036		55,987	27,435
0.337% due 01/25/2037		19,114	9,977
0.347% due 08/25/2036		10,152	4,235
0.357% due 02/25/2037		71,463	40,856
0.427% due 02/25/2037		27,138	15,766
0.437% due 05/25/2036		15,143	9,035
0.457% due 04/25/2036		3,100	1,871
0.677% due 07/25/2035		1,500	1,334
1.117% due 07/25/2034		1,293	1,230
1.252% due 06/25/2035		6,100	5,262
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036		12	7
GMAC Mortgage Corp. Home Equity Loan Trust
6.722% due 09/25/2037		72	75
7.000% due 09/25/2037		42	42
Greenpoint Manufactured Housing
7.270% due 06/15/2029		419	423
8.300% due 10/15/2026		500	532
GSAA Home Equity Trust
0.307% due 04/25/2047		8,533	6,989
0.417% due 03/25/2036		8,779	8,092
0.485% due 03/25/2037		4,252	2,641
0.637% due 08/25/2037		9,366	8,546
4.855% due 06/25/2034 ^		23	24
5.267% due 03/25/2036		14,918	10,351
GSAA Trust
0.487% due 05/25/2047		654	487
0.557% due 06/25/2035		6,158	5,935
GSAMP Trust
0.277% due 01/25/2037		5,154	3,107
0.307% due 12/25/2036		8,920	5,037
0.347% due 05/25/2046		2,102	1,906
0.347% due 10/25/2046		1,325	1,305
0.367% due 11/25/2035		564	90
0.427% due 06/25/2036		7,430	4,736
0.427% due 08/25/2036		3,427	2,683
0.457% due 04/25/2036		5,500	3,451
0.557% due 03/25/2047		2,000	1,331
0.705% due 01/25/2045		1,988	1,890
1.192% due 06/25/2035		2,634	2,576
1.237% due 06/25/2034		882	852
1.437% due 03/25/2034		5,550	4,542
1.507% due 12/25/2034 ^		1,970	1,407
1.837% due 10/25/2034		1,249	1,167

Halcyon Structured Asset Management European CLO BV
0.381% due 01/25/2023	EUR	7,189	7,997
Home Equity Asset Trust
0.357% due 08/25/2036		$2,925	2,883
0.785% due 11/25/2032		154	131
1.282% due 05/25/2035		3,300	2,900
HSI Asset Loan Obligation Trust
0.245% due 12/25/2036		144	61
5.228% due 12/25/2036		20,848	11,915
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036		266	150
0.297% due 12/25/2036		755	363
0.357% due 12/25/2036		6,878	3,320
0.577% due 11/25/2035		5,339	3,813
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	263	293
IMC Home Equity Loan Trust
5.457% due 07/25/2026		$37	35
7.310% due 11/20/2028		29	29
7.520% due 08/20/2028		34	34
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.327% due 11/25/2036		3,348	2,685
0.347% due 11/25/2036		8,500	5,213
0.397% due 04/25/2037		6,386	4,240
0.427% due 11/25/2036		35,326	20,958
1.045% due 10/25/2033		1,000	940
IXIS Real Estate Capital Trust
0.527% due 02/25/2036		160	158
0.607% due 02/25/2036		9,828	8,705
JPMorgan Mortgage Acquisition Corp.
0.377% due 05/25/2035		1,977	1,949
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047		277	273
0.265% due 08/25/2036		352	180
0.295% due 08/25/2036		63	35
0.337% due 08/25/2036		481	455
0.347% due 01/25/2036		3,900	3,575
0.347% due 07/25/2036 ^		9,034	4,277
0.347% due 05/25/2037		3,600	3,303
0.377% due 03/25/2047		25,812	18,226
0.427% due 08/25/2036		3,000	2,451
0.445% due 07/25/2036		8,800	6,374
0.447% due 03/25/2037		5,600	4,327
0.455% due 04/25/2036		6,700	5,839
6.337% due 08/25/2036 ^		3,288	2,304
Jubilee CDO BV
0.306% due 09/20/2022	EUR	4,908	5,466
0.345% due 07/30/2024		5,581	6,154
L.A. Arena Funding LLC
7.656% due 12/15/2026		$129	144
Lehman ABS Mortgage Loan Trust
0.277% due 06/25/2037		9,986	6,570
0.387% due 06/25/2037		5,391	3,600
Lehman XS Trust
0.357% due 10/25/2036		13,500	12,121
0.357% due 01/25/2037		10,163	8,853
5.420% due 11/25/2035 ^		1,140	1,158
Limerock CLO
0.488% due 04/24/2023		12,005	11,913
Long Beach Mortgage Loan Trust
0.567% due 08/25/2045		5,280	4,923
1.012% due 06/25/2035		1,204	1,196
1.237% due 06/25/2035		8,900	7,135
1.462% due 02/25/2035		4,500	3,540
Madison Park Funding Ltd.
1.526% due 04/22/2022		100,000	99,783
Magi Funding PLC
0.331% due 04/11/2021	EUR	2,545	2,835
Massachusetts Educational Financing Authority
1.227% due 04/25/2038		$4,006	4,000
MASTR Asset-Backed Securities Trust
0.237% due 01/25/2037		142	63
0.337% due 08/25/2036		7,011	3,828
0.417% due 02/25/2036		3,670	3,649
0.427% due 03/25/2036		10,700	6,689
0.427% due 10/25/2036		5,034	3,186
0.687% due 10/25/2035 ^		14,492	11,043
5.471% due 11/25/2035		1,879	1,840
5.719% due 02/25/2036		4,278	4,216
MASTR Specialized Loan Trust
0.585% due 07/25/2034		73	73
0.937% due 11/25/2035		3,600	2,711
Merrill Lynch First Franklin Mortgage Loan Trust
0.357% due 04/25/2037		4,190	2,441

Merrill Lynch Mortgage Investors Trust
0.247% due 11/25/2037	2,431	1,195
0.257% due 04/25/2047	17,650	10,289
0.297% due 08/25/2037	14,639	8,762
0.307% due 02/25/2037	1,379	659
0.337% due 08/25/2037	61,305	36,929
0.337% due 11/25/2037	17,314	8,646
0.357% due 07/25/2037	7,478	3,979
0.427% due 08/25/2037	3,065	1,873
0.445% due 04/25/2037	4,000	2,089
0.447% due 03/25/2037	75,100	48,050
0.507% due 03/25/2037	5,424	3,506
0.637% due 02/25/2047	28,942	20,949
MESA Trust
0.987% due 12/25/2031	985	904
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	357	376
Mid-State Trust
7.340% due 07/01/2035	628	680
7.791% due 03/15/2038	2,648	2,749
Morgan Stanley ABS Capital, Inc. Trust
0.237% due 07/25/2036	319	193
0.247% due 12/25/2036	4,151	2,446
0.247% due 05/25/2037	2,776	1,939
0.257% due 10/25/2036	2,373	1,399
0.277% due 01/25/2037	8,705	5,134
0.287% due 11/25/2036	2,406	1,439
0.297% due 03/25/2037	9,662	5,418
0.327% due 10/25/2036	41,753	24,866
0.327% due 11/25/2036	6,325	4,074
0.327% due 05/25/2037	8,122	5,900
0.337% due 06/25/2036	12,670	9,402
0.337% due 09/25/2036	22,080	12,692
0.337% due 10/25/2036	19,940	13,842
0.337% due 11/25/2036	26,610	16,033
0.337% due 12/25/2036	3,347	1,998
0.347% due 04/25/2036	2,912	2,870
0.347% due 09/25/2036	5,756	3,426
0.367% due 03/25/2037	6,549	3,708
0.387% due 02/25/2037	3,179	1,956
0.407% due 10/25/2036	3,579	2,157
0.417% due 09/25/2036	4,299	2,591
0.417% due 10/25/2036	2,397	1,681
0.417% due 02/25/2037	14,481	7,260
0.437% due 08/25/2036	24,186	15,101
0.437% due 05/25/2037	4,975	3,552
0.527% due 03/25/2037	4,802	2,762
0.547% due 02/25/2037	11,669	5,963
0.647% due 06/25/2034	39	39
0.832% due 09/25/2035	3,000	2,630
0.922% due 07/25/2035	4,000	3,212
0.987% due 07/25/2037	4,085	3,993
1.132% due 06/25/2034	3,007	2,848
1.187% due 03/25/2033	1,469	1,399
1.207% due 08/25/2034	292	277
1.237% due 04/25/2035	4,200	3,079
Morgan Stanley Dean Witter Capital, Inc. Trust
1.462% due 09/25/2032	2,743	2,713
1.537% due 02/25/2033	1,674	1,602
Morgan Stanley Home Equity Loan Trust
0.347% due 04/25/2036	3,250	2,436
0.417% due 04/25/2037	18,016	10,969
0.537% due 04/25/2037	11,057	6,844
Morgan Stanley IXIS Real Estate Capital Trust
0.237% due 11/25/2036	8	4
Morgan Stanley Mortgage Loan Trust
0.257% due 01/25/2047 ^	5	5
0.267% due 11/25/2036	5,061	2,552
0.307% due 04/25/2037	8,695	4,654
0.417% due 02/25/2037	929	549
0.547% due 04/25/2037	4,213	2,309
5.577% due 10/25/2046 ^	3,872	2,250
5.726% due 10/25/2036 ^	1,877	1,155
5.750% due 11/25/2036 ^	2,451	1,275
5.750% due 04/25/2037 ^	1,153	893
6.000% due 07/25/2047 ^	1,120	909
Motor PLC
0.667% due 08/25/2021	73,663	73,774
National Collegiate Student Loan Trust
0.447% due 02/26/2029	5,000	4,626
0.457% due 03/26/2029	23,500	21,502
Nationstar Home Equity Loan Trust
0.367% due 04/25/2037	3,198	3,092
Nelnet Student Loan Trust
1.207% due 10/25/2019	3,008	3,017
New Century Home Equity Loan Trust
0.862% due 03/25/2035	3,500	3,346
1.072% due 05/25/2034	2,196	2,081
3.187% due 01/25/2033	5,342	4,826

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.517% due 10/25/2036		28,628	11,724
0.587% due 02/25/2037		2,717	1,129
0.677% due 05/25/2035		4,813	4,508
6.032% due 10/25/2036		3,702	2,042
NovaStar Mortgage Funding Trust
0.287% due 01/25/2037		5,446	2,716
0.337% due 06/25/2036		3,902	2,917
0.337% due 09/25/2036		23,515	14,072
0.337% due 03/25/2037		5,992	3,096
0.357% due 11/25/2036		13,171	6,265
0.367% due 03/25/2037		4,960	2,574
0.397% due 01/25/2037		24,499	12,443
0.437% due 10/25/2036		7,700	3,919
0.897% due 12/25/2033		872	838
1.012% due 06/25/2034		100	93
2.062% due 03/25/2035		9,200	8,173
NYLIM Flatiron CLO Ltd.
0.496% due 08/08/2020		4,291	4,278
OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	37,321
2.470% due 09/18/2024		100	101
Option One Mortgage Loan Trust
0.327% due 01/25/2037		33,229	20,502
0.357% due 05/25/2037		4,929	2,949
0.367% due 04/25/2037		9,459	5,727
0.407% due 01/25/2037		13,705	8,538
0.427% due 04/25/2037		4,594	2,745
0.437% due 03/25/2037		2,074	1,215
0.437% due 07/25/2037		4,750	2,991
0.517% due 04/25/2037		3,633	2,230
0.547% due 01/25/2036		6,600	4,465
0.697% due 08/25/2035		4,500	3,463
Option One Mortgage Loan Trust Asset-Backed Certificates
0.647% due 11/25/2035		8,500	6,329
Palisades CDO Ltd.
0.636% due 07/22/2039		9,000	8,930
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035		20,921	21,272
Panther CDO BV
0.364% due 03/20/2084	EUR	51,926	56,251
0.364% due 10/15/2084		13,723	14,634
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.987% due 12/25/2034		$7,369	6,242
Penta CLO S.A.
0.268% due 06/04/2024	EUR	32,998	36,402
People’s Choice Home Loan Securities Trust
0.905% due 05/25/2035 ^		$3,100	2,874
1.130% due 05/25/2035 ^		7,000	5,179
1.535% due 01/25/2035		6,500	5,519
People’s Financial Realty Mortgage Securities Trust
0.327% due 09/25/2036		24,580	10,288
Popular ABS Mortgage Pass-Through Trust
0.277% due 06/25/2047 ^		3,172	3,117
0.397% due 01/25/2037		7,000	5,799
0.817% due 06/25/2035		3,676	3,198
Primus CLO Ltd.
0.508% due 07/15/2021		129,202	127,525
RAAC Trust
0.455% due 05/25/2036		1,840	1,676
0.487% due 06/25/2044		4,531	3,917
0.527% due 02/25/2036		3,600	3,240
0.535% due 11/25/2046		15,668	13,610
0.587% due 06/25/2047		4,515	4,297
1.687% due 09/25/2047		10,900	8,934
Race Point CLO Ltd.
0.535% due 04/15/2020		8,222	8,212
Renaissance Home Equity Loan Trust
0.547% due 11/25/2034		381	328
0.887% due 08/25/2032		104	96
1.065% due 08/25/2033		85	81
5.565% due 02/25/2036		8	8
Residential Asset Mortgage Products Trust
0.357% due 05/25/2036		445	442
0.405% due 10/25/2034		2,431	2,262
0.417% due 01/25/2036		4,131	4,065
0.477% due 02/25/2036		4,650	4,050
0.487% due 05/25/2036 ^		5,532	4,239
2.107% due 11/25/2034		6,880	6,314
2.735% due 12/25/2034		2,000	1,696
5.072% due 04/25/2034		473	486
Residential Asset Securities Corp. Trust
0.317% due 11/25/2036		16,946	14,066
0.337% due 08/25/2036		2,191	2,036
0.337% due 09/25/2036		2,237	2,192

0.347% due 06/25/2036		1,735	1,671
0.357% due 11/25/2036		6,719	5,934
0.367% due 04/25/2036		3,935	3,708
0.387% due 02/25/2036		919	910
0.427% due 10/25/2036		3,000	2,304
0.457% due 07/25/2036		12,000	6,339
0.457% due 05/25/2037		4,300	3,906
0.467% due 04/25/2036		4,200	3,593
0.477% due 03/25/2036		2,537	2,508
0.597% due 01/25/2036		3,160	2,786
0.627% due 11/25/2035		6,840	6,127
0.687% due 07/25/2032 ^		4	3
0.767% due 06/25/2033		1,982	1,700
0.777% due 09/25/2035		5,000	4,490
1.010% due 07/25/2034		1,584	1,420
1.282% due 03/25/2035		3,265	2,718
Residential Mortgage Loan Trust
1.685% due 09/25/2029		11	11
RMF Euro CDO PLC
0.345% due 09/11/2022	EUR	3,987	4,445
SACO, Inc.
0.607% due 03/25/2036 ^		$73	109
0.685% due 12/25/2035		67	64
Salomon Brothers Mortgage Securities, Inc.
0.747% due 09/25/2028		553	521
Santander Drive Auto Receivables Trust
1.560% due 08/15/2018		43	43
2.650% due 08/17/2020		95	94
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^		308	114
0.317% due 05/25/2037 ^		989	703
0.347% due 07/25/2036		3,518	1,801
0.427% due 07/25/2036		4,524	2,346
0.437% due 03/25/2036		15,310	8,981
0.437% due 05/25/2036		8,100	4,712
0.457% due 03/25/2036		6,626	5,466
0.892% due 04/25/2035		131	130
1.147% due 01/25/2036 ^		7,704	6,458
SG Mortgage Securities Trust
0.337% due 10/25/2036		20,988	10,958
SLC Student Loan Trust
1.186% due 06/15/2021		4,300	4,295
SLM Private Credit Student Loan Trust
0.526% due 12/16/2041		12,000	10,632
SLM Private Education Loan Trust
1.586% due 12/15/2023		5,390	5,406
2.436% due 06/16/2042		18,000	19,052
2.836% due 12/16/2019		13,968	14,078
3.200% due 05/16/2044		3,088	3,204
3.436% due 05/16/2044		33,844	35,467
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	92	101
0.256% due 06/17/2024		19,684	21,600
0.367% due 10/25/2022		$135	135
0.407% due 01/25/2019		1,685	1,684
0.447% due 04/27/2020		4,376	4,371
0.607% due 01/25/2022		12,000	11,904
0.777% due 10/25/2017		15,800	15,807
0.827% due 10/25/2017		18	18
0.927% due 04/25/2019		700	704
1.177% due 07/25/2023		700	702
1.486% due 12/15/2033		22,891	23,056
1.577% due 01/25/2018		593	595
1.777% due 04/25/2023		54,475	55,939
1.977% due 07/25/2023		3,075	3,188
SMART ABS Trust
1.180% due 02/14/2019		95	95
SNAAC Auto Receivables Trust
1.030% due 09/17/2018		5	5
Soundview Home Loan Trust
0.297% due 01/25/2037		60	42
0.347% due 11/25/2036		12,196	10,421
0.347% due 01/25/2037		5,770	4,049
0.367% due 02/25/2037		10,625	4,555
0.367% due 08/25/2037		4,000	2,909
0.397% due 06/25/2037		25,919	16,047
0.427% due 07/25/2036		13,400	8,514
0.437% due 08/25/2037		3,828	2,686
0.447% due 02/25/2037		13,710	5,961
0.467% due 05/25/2036		5,000	4,006
0.487% due 11/25/2035		2	2
1.012% due 06/25/2035		5,205	4,698
South Carolina Student Loan Corp.
1.033% due 03/02/2020		616	619
1.283% due 09/03/2024		600	607

Specialty Underwriting & Residential Finance Trust
0.287% due 11/25/2037		963	646
0.485% due 12/25/2036		9,077	7,108
0.537% due 09/25/2036		3,420	3,361
0.537% due 03/25/2037		5,207	2,896
0.687% due 06/25/2036		1,795	1,721
1.162% due 12/25/2035		5,290	4,705
4.653% due 02/25/2037 ^		8,594	4,176
Stone Tower CLO Ltd.
0.494% due 04/17/2021		6,757	6,705
0.504% due 04/17/2021		3,308	3,282
Structured Asset Investment Loan Trust
0.337% due 06/25/2036		3,324	2,857
0.487% due 01/25/2036		6,526	5,078
0.887% due 04/25/2033		1,833	1,784
1.087% due 05/25/2035		9,400	7,863
1.117% due 09/25/2034		628	561
1.162% due 01/25/2035		10,188	7,277
1.187% due 09/25/2034		417	405
1.312% due 01/25/2035		3,957	894
1.387% due 01/25/2033		159	157
1.567% due 04/25/2033		880	756
1.762% due 01/25/2035		4,313	520
1.912% due 01/25/2035 ^		5,448	225
Structured Asset Securities Corp.
5.180% due 10/25/2034		1,613	1,674
Structured Asset Securities Corp. Mortgage Loan Trust
0.287% due 01/25/2037		770	770
0.297% due 01/25/2037		1,756	1,741
0.347% due 03/25/2036		178	172
0.367% due 01/25/2037		3,828	1,970
0.437% due 09/25/2036		4,500	3,607
0.487% due 06/25/2035		3,102	2,745
0.557% due 04/25/2036		6,436	5,573
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		54	55
SVO Mortgage LLC
2.000% due 09/20/2029		45	45
Symphony CLO Ltd.
0.514% due 05/15/2019		66,125	65,859
Toyota Auto Receivables Owner Trust
0.930% due 07/16/2018		70	70
Triaxx Prime CDO Ltd.
0.447% due 10/02/2039		123,609	97,651
Wachovia Loan Trust
0.547% due 05/25/2035		1,118	1,091
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036		2,177	1,145
Wood Street CLO BV
0.339% due 03/29/2021	EUR	9,917	11,004

Total Asset-Backed Securities (Cost $3,052,824)			3,290,947

SOVEREIGN ISSUES 11.7%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		6,010	3,652
Autonomous Community of Catalonia
3.875% due 09/15/2015		6,585	7,392
4.300% due 11/15/2016		4,750	5,517
4.750% due 06/04/2018		40,886	49,299
4.900% due 09/15/2021		3,200	3,933
4.950% due 02/11/2020 (k)		4,950	6,076
Autonomous Community of Valencia
3.250% due 07/06/2015		3,413	3,814
4.000% due 11/02/2016		5,900	6,888
4.375% due 07/16/2015		64,317	72,152
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	77,669
4.125% due 09/15/2017	EUR	37,800	43,933
Belgium Government International Bond
2.250% due 06/22/2023		80	99
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (f)	BRL	7,929,860	2,464,605
0.000% due 01/01/2016 (f)		4,869,352	1,463,150
0.000% due 04/01/2016 (f)		8,081,875	2,350,224
0.000% due 01/01/2017 (f)		803,700	212,314
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		658,849	201,867
Canada Government International Bond
3.000% due 12/01/2015	CAD	505	408
Canada Housing Trust
2.400% due 12/15/2022		700	585
China Development Bank Corp.
5.800% due 01/03/2016	CNY	5,445	900

Cyprus Government International Bond
3.875% due 05/06/2022	EUR	6,000	6,726
4.625% due 02/03/2020		7,500	8,701
4.750% due 02/25/2016 (i)		14,800	16,684
4.750% due 06/25/2019		13,700	16,037
Denmark Government Bond
4.000% due 11/15/2019	DKK	885	155
Development Bank of Japan, Inc.
1.750% due 03/17/2017	JPY	10,000	84
Export-Import Bank of Korea
2.625% due 12/30/2020		$31,700	31,569
Finland Government Bond
1.500% due 04/15/2023	EUR	85	100
4.000% due 07/04/2025		25	36
France Government Bond
3.750% due 04/25/2021		205	272
4.500% due 04/25/2041		80	132
Italy Buoni Poliennali Del Tesoro
3.750% due 05/01/2021		70	88
4.000% due 02/01/2037		255	319
4.500% due 08/01/2018		185	230
5.000% due 03/01/2022		120	161
5.000% due 03/01/2025		104,400	141,548
Japan Finance Organization for Municipalities
1.900% due 06/22/2018	JPY	20,000	173
Japan Government International Bond
0.500% due 12/20/2015		79,000	647
1.300% due 03/20/2019		9,000	77
1.500% due 06/20/2034		13,850	120
1.700% due 12/20/2016		16,200	136
1.700% due 03/20/2017		27,000	227
1.700% due 12/20/2043		26,050	227
2.000% due 12/20/2024		3,600	34
2.000% due 09/20/2025		11,000	104
2.000% due 12/20/2033		8,400	79
2.100% due 12/20/2027		60,600	582
2.100% due 12/20/2030		66,500	641
Korea Development Bank
3.250% due 03/09/2016		$9,800	9,946
3.250% due 09/20/2016		21,600	22,140
4.000% due 09/09/2016		20,000	20,665
Korea Housing Finance Corp.
4.125% due 12/15/2015		96,300	97,707
Mexico Government International Bond
4.000% due 11/15/2040 (g)	MXN	904,966	62,028
4.000% due 11/08/2046 (g)		4,035,052	279,224
6.500% due 06/10/2021		3,910	260
6.500% due 06/09/2022		2,500	165
7.750% due 05/29/2031		491,700	34,955
8.000% due 06/11/2020		937,400	66,963
8.500% due 12/13/2018		2,000,000	142,004
10.000% due 12/05/2024		978,900	79,903
Netherlands Government International Bond
2.250% due 07/15/2022	EUR	490	609
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	1,225	1,111
6.000% due 03/01/2022		165	151
New Zealand Government Bond
2.000% due 09/20/2025	NZD	25,728	17,338
Norway Government Bond
2.000% due 05/24/2023	NOK	1,300	170
4.250% due 05/19/2017		950	129
4.500% due 05/22/2019		815	118
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of Alberta
4.000% due 12/01/2019	CAD	85	76
Province of British Columbia
1.200% due 04/25/2017		$45	45
4.300% due 06/18/2042	CAD	55	54
Province of Manitoba
4.400% due 09/05/2025		80	75
Province of Ontario
1.650% due 09/27/2019		$85,700	85,377
3.000% due 07/16/2018		17,500	18,358
3.150% due 06/02/2022	CAD	105,550	91,182
4.000% due 10/07/2019		$23,855	26,068
4.000% due 06/02/2021	CAD	543,800	492,426
4.200% due 06/02/2020		294,000	266,374
4.400% due 06/02/2019		31,175	28,044
4.400% due 04/14/2020		$18,900	21,022
5.500% due 06/02/2018	CAD	20,700	18,732
Province of Quebec
2.750% due 08/25/2021		$81,800	83,730
3.500% due 07/29/2020		11,900	12,758
3.500% due 12/01/2022	CAD	68,053	60,020
4.250% due 12/01/2021		372,700	343,011
4.500% due 12/01/2020		773,800	714,777
4.625% due 05/14/2018		$1,000	1,094

Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	373
Republic of Germany
0.750% due 04/15/2018 (g)	EUR	3,301	3,837
2.500% due 07/04/2044		26,400	35,927
2.500% due 08/15/2046		153,800	210,104
3.250% due 01/04/2020		30	38
3.250% due 07/04/2042		33,400	51,161
4.250% due 07/04/2039		407,180	703,300
4.750% due 07/04/2040		47,500	88,450
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	6,830,000	31,252
4.500% due 07/03/2017		5,920,000	26,121
5.000% due 08/22/2016		6,000,000	28,435
5.250% due 02/01/2016		1,078,800	5,112
Singapore Government International Bond
2.250% due 06/01/2021	SGD	120	89
3.250% due 09/01/2020		180	142
Slovenia Government International Bond
2.250% due 03/25/2022	EUR	7,000	8,030
4.125% due 02/18/2019		$400	417
5.250% due 02/18/2024		15,200	16,644
5.500% due 10/26/2022		62,600	69,655
5.850% due 05/10/2023		16,400	18,638
South Africa Government International Bond
4.500% due 04/05/2016	EUR	150	173
Spain Government International Bond
2.150% due 10/31/2025		139,600	151,914
3.800% due 04/30/2024		97,000	122,037
5.850% due 01/31/2022		285	399
Sweden Government International Bond
2.500% due 05/12/2025	SEK	286,300	39,482
4.250% due 03/12/2019		1,075	150
United Kingdom Gilt
1.750% due 01/22/2017	GBP	125	200
3.250% due 01/22/2044		110	191
4.000% due 03/07/2022		75	135
4.250% due 03/07/2036		105	208
4.750% due 03/07/2020		190	344
4.750% due 12/07/2038		35	75
5.000% due 03/07/2025		125	247
Xunta de Galicia
5.763% due 04/03/2017	EUR	20,443	24,730
6.131% due 04/03/2018		13,520	17,334
6.964% due 12/28/2017		10,400	13,420

Total Sovereign Issues (Cost $13,449,042)			11,967,955

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (h)		182,618	214,622

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (d)		8,712,560	0
6.250% due 07/14/2033 (d)		475,440	0

			0

Total Convertible Preferred Securities (Cost $212,129)			214,622

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% due 10/01/2022 (h)		40,000	4,121
GMAC Capital Trust
8.125% due 02/15/2040		384,549	9,991
Navient Corp. CPI Linked Security
1.926% due 03/15/2017		4,700	114

Total Preferred Securities (Cost $14,433)			14,226

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$194,750	194,676
1.078% due 05/16/2016		155,000	154,487
1.081% due 05/16/2016		500	498
Intesa Sanpaolo SpA
1.656% due 04/11/2016		11,200	11,229
Sumitomo Mitsui Banking Corp.
0.609% due 05/02/2017		315,300	315,315

			676,205

COMMERCIAL PAPER 0.6%
Deutsche Telekom AG
0.500% due 07/15/2015		56,300	56,289
Enbridge Energy Partners LP
0.910% due 07/22/2015		75,000	74,960
ENI Finance USA, Inc.
0.550% due 07/23/2015		40,800	40,786
Entergy Corp.
0.720% due 07/06/2015		15,000	14,999
Hitachi Capital America Corp.
0.510% due 07/29/2015		5,000	4,998
0.520% due 07/27/2015		7,500	7,497
Holcim U.S. Finance SARL & Cie S.C.S
0.520% due 08/04/2015		10,000	9,995
Kentucky Utilities Co.
0.500% due 08/03/2015		9,200	9,196
Mondelez International, Inc.
0.450% due 07/08/2015		48,900	48,896
0.450% due 07/10/2015		5,000	4,999
0.470% due 07/23/2015		54,300	54,284
Tesco Treasury Services PLC
1.024% due 08/18/2015		107,500	107,357
Weatherford International Ltd.
1.060% due 07/23/2015		20,000	19,987
1.060% due 07/24/2015		22,500	22,485
1.060% due 07/27/2015		20,000	19,985
Williams Partners LP
0.550% due 07/09/2015		14,300	14,298
Wyndham Worldwide Corp.
0.950% due 07/23/2015		5,000	4,997
0.970% due 07/23/2015		12,500	12,493
Xerox Corp.
0.500% due 07/27/2015		40,000	39,986
0.500% due 07/28/2015		60,000	59,977

			628,464

REPURCHASE AGREEMENTS (j) 0.3%			337,300

SHORT-TERM NOTES 0.2%
JPMorgan Chase Bank N.A.
0.000% due 07/02/2015 (f)		$80,754	80,749
0.006% due 07/02/2015		143,275	143,265

			224,014

CHINA TREASURY BILLS 0.0%
0.010% due 10/13/2015	CNY	200	32

JAPAN TREASURY BILLS 0.4%
0.000% due 09/24/2015 (f)	JPY	56,240,000	459,584

MEXICO TREASURY BILLS 0.9%
3.283% due 09/24/2015 - 06/23/2016 (e)	MXN	14,534,000	911,097

U.S. TREASURY BILLS 0.2%
0.010% due 07/23/2015 - 11/12/2015 (e)(k)(m)(o)		$209,590	209,582

Total Short-Term Instruments (Cost $3,453,167)			3,446,278

Total Investments in Securities (Cost $121,655,782)			120,715,807

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio		25,084	250
PIMCO Short-Term Floating NAV Portfolio III		559,301,818	5,547,156

Total Short-Term Instruments (Cost $5,547,812)			5,547,406

Total Investments in Affiliates (Cost $5,547,812)			5,547,406

Total Investments 123.0% (Cost $127,203,594)			$126,263,213
Financial Derivative Instruments (l)(n) 2.7% (Cost or Premiums, net $(414,748))			2,804,858
Other Assets and Liabilities, net (25.7%)			(26,430,445)

Net Assets 100.0%			$102,637,626

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon bond.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$274,300	$270,397	0.26%
Cyprus Government International Bond	4.750	02/25/2016	06/24/2015	16,828	16,684	0.02
Navient Corp.	5.000	12/15/2015	03/06/2014 - 03/10/2014	2,073	2,085	0.00
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	15,358	0.02

				$308,201	$304,524	0.30%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FOB	0.250%	06/30/2015	07/01/2015	$3,000	U.S. Treasury Notes 0.500% due 01/31/2017	$(3,061)	$3,000	$3,000
JPS	0.250	06/30/2015	07/01/2015	195,900	U.S. Treasury Bonds 3.750% due 11/15/2043	(118,673)	195,900	195,901
					U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(81,476)
SOG	0.200	06/30/2015	07/01/2015	138,400	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016	(141,201)	138,400	138,401

Total Repurchase Agreements						$(344,411)	$337,300	$337,302

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.375%	05/11/2015	05/08/2017		$(21,741)	$(21,729)
BRC	(2.000)	01/28/2015	12/31/2015		(6,276)	(6,161)
	(2.000)	02/27/2015	12/31/2015		(852)	(838)
	(1.000)	01/15/2015	12/31/2015		(8,457)	(8,377)
DEU	0.500	03/13/2015	03/12/2017		(2,965)	(2,960)
DUB	(0.650)	05/27/2015	12/31/2015	EUR	(2,383)	(2,652)
JPS	0.100	06/30/2015	07/01/2015		$(22,569)	(22,569)
	0.450	06/30/2015	07/01/2015		(116,426)	(116,425)
	0.550	06/30/2015	07/01/2015		(57,525)	(57,524)
SOG	0.200	06/30/2015	07/01/2015		(138,533)	(138,532)

Total Reverse Repurchase Agreements						$(377,767)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $870,960 at a weighted average interest rate of (0.299%).

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	07/01/2030	$37,000	$(38,838)	$(38,811)

Total Short Sales				$(38,838)	$(38,811)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(k)	Securities with an aggregate market value of $474,503 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$125.000	07/24/2015	7,354	$(3,135)	$(3,091)
Put - CBOT U.S. Treasury 10-Year Note August Futures	125.500	07/24/2015	4,289	(2,537)	(2,537)
Call - CBOT U.S. Treasury 10-Year Note August Futures	126.500	07/24/2015	6,140	(3,854)	(4,221)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/24/2015	12,322	(5,196)	(6,161)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/24/2015	6,149	(2,387)	(2,488)

				$(17,109)	$(18,498)

Total Written Options				$(17,109)	$(18,498)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	27,881	$695	$697	$(5)
90-Day Eurodollar December Futures	Short	12/2017	25,953	(4,788)	324	0
90-Day Eurodollar June Futures	Short	06/2016	54,465	(10,315)	681	(1)
90-Day Eurodollar June Futures	Short	06/2017	15,155	(4,402)	190	0
90-Day Eurodollar March Futures	Short	03/2017	33,173	(5,325)	415	0
90-Day Eurodollar March Futures	Short	03/2018	11,340	(1,086)	142	0
90-Day Eurodollar September Futures	Long	09/2015	11,858	(87)	5	(92)
90-Day Eurodollar September Futures	Short	09/2016	67,897	(19,506)	1,697	0
90-Day Eurodollar September Futures	Short	09/2017	16,210	(3,788)	203	0
Australia Government 10-Year Bond September Futures	Long	09/2015	1,529	754	2,256	(638)
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	3,914	1,305	1,527	(222)
Call Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	6,651	1,271	1,511	(240)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	11,039	72	496	(424)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	8,468	249	452	(203)
Canada Government 10-Year Bond September Futures	Short	09/2015	11,809	(9,924)	0	(22,691)
Euro-Bobl September Futures	Long	09/2015	4,371	1,026	4,571	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	2,909	2,135	2,244	(110)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	38,261	(74,783)	95,528	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	539	(3,817)	2,127	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	23,159	(6,710)	0	(905)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	86,619	(54,447)	0	(2,707)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	10,397	650	650	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	1,128	(289)	0	(199)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	24,930	3,895	0	(5,876)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	61,434	11,768	0	(13,273)
United Kingdom Long Gilt September Futures	Short	09/2015	5,000	9,957	0	(11,156)

Total Futures Contracts				$(165,490)	$115,716	$(58,742)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin (5)
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.141	$60,000	$263	$(288)	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (5)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020		$303,534	$19,334	$471	$191	$(100)
CDX.IG-24 5-Year Index	1.000	06/20/2020		1,449,900	21,006	584	326	(104)
iTraxx Europe 23 5-Year Index	1.000	06/20/2020	EUR	1,832,600	25,293	188	101	(439)
iTraxx Europe Crossover 23 5-Year Index	5.000	06/20/2020		689,300	59,024	735	0	(259)

					$124,657	$1,978	$618	$(902)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$1,540,600	$(2,890)	$(380)	$0	$(160)
Receive	3-Month USD-LIBOR	1.300	05/06/2017		3,940,600	(5,557)	(5,623)	266	0
Receive	3-Month USD-LIBOR	1.750	12/14/2017		28,800	(36)	(39)	1	0
Receive	3-Month USD-LIBOR	1.750	05/06/2018		6,500,000	(30,552)	659	659	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		1,396,100	(10,829)	(3,453)	427	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		2,246,700	775	(10,060)	666	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		4,413,200	18,554	(3,388)	2,501	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		6,227,300	49,731	(50,178)	4,353	0
Receive	3-Month USD-LIBOR	4.250	06/15/2041		2,000,000	(512,699)	52,602	2,959	0
Receive	3-Month USD-LIBOR	2.750	06/19/2043		3,547,300	123,060	(100,844)	7,142	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		7,356,900	371,540	(51,893)	12,706	(4,554)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	359,400	17,842	86	144	(68)
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	2,581,300	(22,256)	10,112	0	(6,344)
Receive	6-Month GBP-LIBOR	1.837	10/06/2017		459,900	(8,376)	(8,376)	0	(1,171)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		760,000	(3,343)	1,442	0	(2,154)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		1,306,000	(343)	1,813	0	(4,068)
Receive	28-Day MXN-TIIE	3.540	08/31/2015	MXN	18,363,000	(613)	(266)	15	0
Receive	28-Day MXN-TIIE	3.615	12/18/2015		14,500,000	(1,119)	(417)	0	(215)
Pay	28-Day MXN-TIIE	3.605	12/18/2015		8,675,000	(640)	(242)	0	(125)
Pay	28-Day MXN-TIIE	5.700	01/18/2019		9,643,000	18,241	544	1,782	0
Pay	28-Day MXN-TIIE	5.470	04/26/2019		5,238,000	6,231	(64)	1,218	0
Pay	28-Day MXN-TIIE	5.010	10/10/2019		1,288,800	(368)	(1,204)	363	0
Pay	28-Day MXN-TIIE	6.330	11/08/2019		1,870,800	245	(289)	350	0
Pay	28-Day MXN-TIIE	6.350	11/08/2019		1,776,100	272	(276)	333	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		1,430,100	159	(31)	134	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		2,635,100	2,257	236	3	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,286,000	1,561	185	98	0
Pay	28-Day MXN-TIIE	6.240	02/01/2021		1,310,000	3,092	209	200	0
Pay	28-Day MXN-TIIE	6.240	02/01/2021		1,000,000	2,360	152	410	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		992,600	3,488	234	116	0
Pay	28-Day MXN-TIIE	6.350	06/02/2021		770,500	1,914	(1,376)	334	0
Pay	28-Day MXN-TIIE	6.650	06/02/2021		207,400	729	(50)	90	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		6,244,500	(1,088)	411	2,707	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		3,452,000	1,824	444	430	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		1,446,500	1,730	(640)	652	0
Pay	28-Day MXN-TIIE	5.905	09/22/2021		1,115,300	788	(461)	501	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		2,262,900	1,353	(939)	1,017	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		349,900	59	38	18	0
Pay	28-Day MXN-TIIE	5.765	09/30/2021		3,300,000	496	(257)	1,484	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		4,000,000	(1,855)	149	64	0
Pay	28-Day MXN-TIIE	5.570	10/08/2021		3,082,600	(1,848)	(1,847)	1,384	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		3,930,900	(1,823)	252	1,767	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		17,420,100	(20,126)	(19,015)	7,911	0
Pay	28-Day MXN-TIIE	5.920	12/08/2021		999,500	618	123	124	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		3,082,200	440	1,384	1,423	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		234,100	63	30	15	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		2,128,100	(3,172)	(4,906)	983	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		466,000	120	54	120	0
Pay	28-Day MXN-TIIE	5.500	09/02/2022		10,384,600	(18,097)	2,722	2,668	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		156,000	(116)	(46)	43	0
Pay	28-Day MXN-TIIE	6.000	09/02/2022		1,098,000	284	508	559	0
Pay	28-Day MXN-TIIE	5.750	06/05/2023		876,900	(1,214)	141	76	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		1,920,100	5,562	(3,153)	1,171	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		4,038,600	3,734	1,193	875	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		416,800	9	9	289	0
Pay	28-Day MXN-TIIE	7.270	04/10/2029		275,000	975	71	245	0
Pay	28-Day MXN-TIIE	6.860	11/27/2029		145,000	115	52	51	0

						$(8,739)	$(193,858)	$63,847	$(18,859)

Total Swap Agreements						$116,181	$(192,168)	$64,466	$(19,761)

(5)	Unsettled variation margin asset of $18,627 and liability of $1,836 for closed swap agreements is outstanding at period end.

(m)	Securities with an aggregate market value of $2,698,335 and cash of $33,222 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$171,445	CAD	212,278	$0	$(1,486)
	08/2015	CAD	201,526		$162,739	1,458	0
BOA	07/2015	AUD	4,388		3,398	13	0
	07/2015	BRL	150,167		47,252	0	(1,047)
	07/2015	CAD	87,594		70,064	0	(67)
	07/2015	EUR	207		228	0	(3)
	07/2015	ILS	500,000		129,351	0	(3,141)
	07/2015	RUB	2,228,761		39,779	0	(547)
	07/2015		$48,400	BRL	150,167	0	(101)
	07/2015		3,952	INR	257,340	83	0
	07/2015		258,266	MXN	3,895,730	0	(10,494)
	07/2015		62,065	RUB	3,371,367	0	(1,065)
	08/2015	EUR	96,600		$129,190	21,444	0
	08/2015	JPY	20,610,832		203,100	34,619	0
	08/2015	RUB	3,371,367		61,217	1,074	0
	08/2015		$44,399	EUR	39,782	45	(69)
	04/2016	BRL	355,363		$107,784	3,544	0
	06/2016	EUR	1,795,000		2,458,722	442,937	0
	06/2016		$140,340	EUR	103,913	0	(23,655)
	09/2016	EUR	500,000		$655,000	91,571	0
BPS	07/2015	BRL	665,910		265,623	51,443	0
	07/2015	DKK	316,910		46,070	0	(1,287)
	07/2015	EUR	1,457		1,623	0	(2)
	07/2015	NZD	26,073		18,572	904	0
	07/2015		$2,898	AUD	3,740	11	(24)
	07/2015		214,630	BRL	665,910	0	(449)
	07/2015		112,253	JPY	13,860,700	1,002	0
	07/2015		294,714	MXN	4,572,482	0	(3,900)
	09/2015	MXN	7,731,446		$494,876	6,053	0
	10/2015	BRL	1,296,600		427,281	23,708	0
	01/2016		267,344		91,150	10,455	0
	04/2016		368,000		102,937	0	(5,009)
	04/2016	MXN	5,592,283		348,570	593	0
	01/2018	BRL	14,509		4,243	613	0
BRC	07/2015		500,000		161,155	337	0
	07/2015	GBP	366,194		561,264	0	(14,118)
	07/2015	MXN	3,542,923		227,690	2,357	0
	07/2015		$177,885	BRL	500,000	0	(17,067)
	07/2015		59,620	INR	3,824,756	389	(28)
	10/2015	BRL	78,900		$27,929	3,371	0
	06/2016	EUR	540,000		741,254	134,637	0
CBK	07/2015	BRL	874,601		337,826	56,522	0
	07/2015	CAD	2,002,855		1,610,430	6,863	0
	07/2015	MXN	6,069,353		389,557	3,541	0
	07/2015	RUB	2,806,111		49,632	0	(1,141)
	07/2015		$2,610	AUD	3,369	0	(11)
	07/2015		277,033	BRL	874,601	4,281	(11)
	07/2015		7,373	CAD	9,162	12	(50)
	07/2015		3,383	GBP	2,221	107	0
	07/2015		140,082	JPY	17,353,500	1,712	0
	07/2015		78,867	MXN	1,195,714	0	(2,819)
	08/2015	AUD	5,131		$3,964	13	0
	08/2015	EUR	1,252,828		1,409,846	12,977	(606)
	08/2015		$1,902	DKK	12,350	0	(54)
	08/2015		2,853,484	EUR	2,526,085	271	(36,018)
	08/2015		14,408	GBP	9,147	0	(39)
	08/2015		247,936	INR	16,073,700	2,886	0
	09/2015	ILS	2,643,119		$685,125	0	(15,432)
	09/2015	JPY	56,240,000		456,494	0	(3,562)
	09/2015		$60,057	MXN	949,416	0	(30)
	10/2015	BRL	33,000		$11,661	1,389	0
	04/2016		3,005,819		895,873	14,095	0
	06/2016		$337,675	EUR	250,000	0	(56,949)
DUB	07/2015	BRL	2,091,767		$720,803	51,995	(3,980)
	07/2015	JPY	47,396		382	0	(5)
	07/2015	MXN	1,404,135		92,278	2,974	0
	07/2015	RUB	2,264,093		40,304	0	(662)
	07/2015		$676,120	BRL	2,091,767	0	(3,331)
	07/2015		134,936	MXN	2,046,129	0	(4,801)
	08/2015	EUR	536,500		$718,606	120,208	0
	08/2015	GBP	328,150		515,985	494	0
	08/2015	ILS	1,250,646		323,612	0	(7,818)
	09/2015		1,802,693		469,226	0	(8,577)
	10/2015	BRL	570,877		186,714	9,025	0
	10/2015		$98,000	BRL	324,900	3,127	0

	01/2016	BRL	676,056		$228,354	24,294	0
	02/2016	EUR	450,000		605,520	101,995	0
	04/2016	BRL	746,000		223,890	5,063	0
	06/2016	EUR	1,250,000		1,709,019	305,389	0
	06/2016		$2,636	EUR	1,950	0	(446)
	09/2016	EUR	500,000		$656,880	93,451	0
FBF	07/2015	BRL	2,912,957		1,172,426	235,513	0
	07/2015	CAD	253,613		202,648	0	(404)
	07/2015	GBP	279,575		428,493	0	(10,789)
	07/2015	RUB	11,410,757		200,937	0	(5,525)
	07/2015		$938,876	BRL	2,912,957	0	(1,963)
	07/2015		19,502	MXN	299,030	0	(483)
	08/2015	GBP	374,019		$587,844	298	0
	08/2015	RUB	11,619,354		209,993	2,712	0
	09/2015	CNY	5,908		961	0	(1)
	01/2016	BRL	256,400		74,104	0	(3,288)
	04/2016		350,000		97,357	0	(5,309)
	06/2016	EUR	500,000		685,010	123,558	0
GLM	07/2015	AUD	193,911		149,904	292	0
	07/2015	BRL	1,127,742		450,532	87,809	0
	07/2015	GBP	245,042		375,296	0	(9,726)
	07/2015	MXN	4,652,557		305,667	9,761	0
	07/2015		$67,375	AUD	88,281	739	(1)
	07/2015		363,483	BRL	1,127,742	0	(760)
	07/2015		295,213	CAD	368,406	0	(252)
	07/2015		24,823	GBP	15,597	0	(316)
	07/2015		99,595	ILS	380,528	1,239	0
	07/2015		1,298,255	JPY	160,259,500	11,215	0
	07/2015		26,617	RUB	1,475,916	88	0
	08/2015	CHF	22,405		$24,010	8	0
	08/2015	EUR	959,262		1,075,737	5,722	0
	08/2015	JPY	132,967,800		1,079,026	0	(7,870)
	08/2015	RUB	1,475,916		26,220	0	(109)
	08/2015	SEK	334,975		40,346	0	(95)
	08/2015		$353,309	EUR	323,126	7,399	(275)
	08/2015		20,452	GBP	13,020	2	0
	09/2015	MXN	1,415,857		$91,249	1,731	0
	10/2015	BRL	884,000		304,146	28,996	0
	10/2015	MXN	2,728,382		172,787	296	0
	04/2016	BRL	594,067		172,704	794	(2,349)
HUS	07/2015		3,854,879		1,252,730	12,860	0
	07/2015	JPY	470,409,183		3,802,208	0	(41,475)
	07/2015	MXN	1,795,079		117,199	3,031	0
	07/2015	RUB	347,598		6,110	0	(179)
	07/2015		$1,327	AUD	1,712	0	(6)
	07/2015		1,246,418	BRL	3,854,879	2,058	(8,606)
	07/2015		526,702	MXN	8,023,138	0	(16,424)
	07/2015		17,697	NZD	25,864	0	(171)
	07/2015		156,320	RUB	8,717,968	1,420	0
	08/2015	BRL	1,358,055		$434,036	2,266	0
	08/2015	EUR	107,030		121,640	2,253	0
	08/2015	ILS	842,357		217,489	0	(5,741)
	08/2015	JPY	4,703,399		46,126	7,679	0
	08/2015	NZD	25,864		17,646	170	0
	08/2015	RUB	8,717,968		153,969	0	(1,553)
	09/2015	MXN	8,029,610		515,092	7,417	0
	01/2016	BRL	1,000,000		348,311	46,471	0
JPM	07/2015	AUD	4,350		3,346	0	(11)
	07/2015	BRL	3,043,137		980,834	2,051	0
	07/2015	ILS	500,000		129,716	0	(2,776)
	07/2015	RUB	4,028,085		71,147	0	(1,736)
	07/2015		$993,800	BRL	3,043,137	2,121	(17,137)
	07/2015		991,005	CAD	1,223,850	0	(11,141)
	07/2015		105,453	GBP	67,669	1,012	(140)
	07/2015		105,924	INR	6,813,032	921	0
	07/2015		21,032	JPY	2,598,300	198	0
	07/2015		533,276	MXN	8,160,987	0	(14,230)
	08/2015	CAD	1,185,028		$959,237	10,858	0
	08/2015	EUR	150,341		168,452	753	0
	08/2015		$8,550	CAD	10,559	0	(100)
	08/2015		115,137	INR	7,480,468	1,592	0
	09/2015	KRW	353,835,793		$317,806	2,335	0
	10/2015	BRL	3,031,761		1,081,663	138,012	0
	10/2015		$303,617	BRL	997,200	6,766	0
	01/2016	BRL	1,290,752		$438,012	48,412	0
	04/2016		1,230,485		366,160	5,219	0
	01/2018		$4,215	BRL	14,509	0	(584)
MSB	07/2015	BRL	1,584,532		$525,687	16,044	0
	07/2015	GBP	133,802		205,073	0	(5,163)
	07/2015	MXN	705,074		46,446	1,603	0
	07/2015	RUB	3,237,941		57,290	0	(1,296)
	07/2015		$576,400	BRL	1,584,532	0	(66,756)
	07/2015		1,704,411	JPY	210,274,879	13,732	0
	07/2015		286,690	MXN	4,342,526	0	(10,502)
	07/2015		411,210	RUB	22,503,910	151	(4,184)
	08/2015	CAD	38,031		$30,562	126	0

	08/2015	DKK	12,350		1,888	41	0
	08/2015	EUR	1,071,912		1,204,915	9,244	0
	08/2015	JPY	207,417,566		1,681,985	0	(13,474)
	08/2015	RUB	22,503,910		405,424	4,146	(177)
	08/2015	SAR	230,586		61,408	0	(79)
	08/2015		$61,339	SAR	230,586	147	0
	09/2015	ILS	407,785		$105,951	0	(2,132)
	10/2015	BRL	750,000		271,956	38,515	0
	10/2015	DKK	316,890		47,340	0	(140)
	01/2016	BRL	395,600		137,567	18,159	0
	04/2016		644,000		188,663	0	(243)
NAB	08/2015	JPY	51,203,750		500,000	81,440	0
	08/2015		$1,229	JPY	150,200	0	(1)
	06/2016	EUR	900,000		$1,235,822	224,978	0
NGF	07/2015		$84,376	MXN	1,284,667	0	(2,670)
	10/2015	BRL	205,516		$67,437	3,470	0
	10/2015	MXN	2,699,474		173,538	3,220	0
	01/2016	BRL	825,000		279,474	30,456	0
	04/2016		621,712		187,970	5,602	0
RBC	07/2015		$49,985	MXN	769,658	0	(1,034)
SCX	07/2015	CAD	668,355		$534,194	38	(956)
	07/2015	MXN	5,764,348		374,705	8,088	0
	07/2015		$1,247	AUD	1,625	7	0
	07/2015		937,202	CAD	1,160,690	0	(7,907)
	07/2015		57,167	INR	3,679,840	542	0
	07/2015		100,000	MXN	1,516,300	0	(3,562)
	08/2015	CAD	1,160,690		$936,781	7,880	0
	08/2015	GBP	234,299		368,436	376	0
	08/2015		$3,137	AUD	4,089	12	0
	08/2015		277,189	INR	17,890,477	1,983	0
	09/2015	MXN	4,601,058		$296,682	5,660	0
	09/2015		$20,824	HKD	161,465	4	0
	06/2016	MXN	966,363		$59,920	57	0
SOG	07/2015		11,219		722	9	0
	07/2015	RUB	15,318,770		271,914	0	(5,258)
	07/2015		$106,113	RUB	5,679,173	0	(3,356)
	08/2015	EUR	2,504		$2,805	12	0
	08/2015	RUB	8,687,861		158,692	3,707	0
	09/2015	ILS	2,000,000		522,043	0	(8,055)
	10/2015	BRL	525,057		171,700	8,273	0
TOR	07/2015	RUB	2,497,401		43,722	0	(1,465)
UAG	07/2015	BRL	2,281,011		932,170	198,513	0
	07/2015	JPY	143,124,000		1,162,230	0	(7,227)
	07/2015	MXN	7,502,510		488,530	11,373	(9)
	07/2015		$80,085	AUD	103,922	107	(11)
	07/2015		735,193	BRL	2,281,011	0	(1,537)
	07/2015		4,111	GBP	2,657	63	0
	07/2015		1,698,690	JPY	209,383,900	12,173	0
	07/2015		343,311	MXN	5,208,727	0	(12,032)
	07/2015		149	NZD	209	0	(8)
	08/2015	AUD	102,413		$78,770	0	(105)
	08/2015	EUR	476,405		535,748	4,339	0
	08/2015	JPY	19,311,200		156,381	0	(1,472)
	08/2015		$48,353	DKK	317,145	0	(906)
	08/2015		1,628,485	EUR	1,439,518	789	(23,554)
	08/2015		8,698	GBP	5,540	5	0
	08/2015		98,591	INR	6,355,153	578	0
	09/2015	MXN	5,102,026		$328,364	5,786	0
	10/2015	BRL	1,876,250		685,142	101,150	0
	01/2016		158,200		51,189	3,438	0

Total Forward Foreign Currency Contracts						$3,305,428	$(586,697)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	$261,900	$553	$46
HUS	Call - OTC USD versus SAR		3.755	08/05/2015	250,000	537	46
MSB	Call - OTC USD versus SAR		3.759	07/30/2015	172,300	534	18

						$1,624	$110

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$7,490,200	$28,163	$16,276
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	07/30/2015	344,400	4,822	12
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	01/19/2016	1,441,200	6,053	3,157
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150	07/20/2015	1,437,500	6,684	725
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	1,384,800	19,664	10,768
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	4,230,500	7,051	4,372
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	699,700	6,297	2,024
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	699,700	10,845	1,731
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	544,800	17,434	20,100
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	1,270,700	35,929	47,847

							$142,942	$107,012

Total Purchased Options							$144,566	$107,122

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950%	08/19/2015	EUR	597,900	$(1,200)	$(1,200)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		644,500	(1,413)	(1,302)

							$(2,613)	$(2,502)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus JPY	JPY	123.150	07/29/2015		$211,770	$(1,419)	$(1,419)
BOA	Call - OTC EUR versus USD		$1.145	07/30/2015	EUR	36,941	(234)	(223)
	Call - OTC USD versus INR	INR	65.100	07/15/2015		$166,700	(1,025)	(82)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		298,500	(16,428)	(1,882)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(1,123)
BPS	Put - OTC EUR versus USD		$1.109	07/30/2015	EUR	445,080	(5,681)	(5,681)
	Put - OTC EUR versus USD		1.090	08/06/2015		186,700	(1,780)	(1,780)
BRC	Put - OTC EUR versus USD		1.110	07/29/2015		434,289	(5,156)	(5,156)
	Put - OTC USD versus JPY	JPY	94.750	04/21/2016		$10,400	(158)	(7)
CBK	Put - OTC EUR versus USD		$1.110	07/29/2015	EUR	45,231	(563)	(563)
	Call - OTC USD versus ILS	ILS	4.000	07/29/2015		$155,500	(917)	(47)
	Call - OTC USD versus JPY	JPY	123.550	07/28/2015		431,597	(2,044)	(2,044)
	Put - OTC USD versus JPY		99.000	09/30/2015		173,600	(1,834)	(7)
DUB	Put - OTC EUR versus USD		$1.103	07/28/2015	EUR	182,236	(1,845)	(1,845)
	Call - OTC USD versus ILS	ILS	4.000	07/27/2015		$138,100	(1,085)	(34)
FBF	Call - OTC EUR versus USD		$1.145	07/30/2015	EUR	300,930	(1,750)	(1,818)
	Put - OTC USD versus INR	INR	62.780	07/09/2015		$125,000	(999)	(30)
	Call - OTC USD versus INR		65.640	07/09/2015		125,000	(1,028)	(8)
GLM	Call - OTC EUR versus USD		$1.140	07/23/2015	EUR	802,129	(5,472)	(4,577)
	Call - OTC USD versus ILS	ILS	3.980	08/04/2015		$120,000	(990)	(78)
	Call - OTC USD versus INR	INR	65.500	07/16/2015		237,900	(1,725)	(71)
	Call - OTC USD versus INR		65.500	07/24/2015		111,900	(722)	(84)
	Call - OTC USD versus INR		65.250	07/30/2015		143,200	(759)	(233)
	Call - OTC USD versus JPY	JPY	123.150	07/29/2015		454,130	(2,966)	(2,966)
HUS	Call - OTC USD versus INR	INR	65.000	07/02/2015		160,900	(873)	0
	Call - OTC USD versus JPY	JPY	123.400	07/28/2015		189,503	(1,024)	(1,024)
JPM	Put - OTC EUR versus USD		$1.101	07/28/2015	EUR	11,869	(123)	(123)
	Put - OTC USD versus INR	INR	61.500	07/15/2015		$146,400	(773)	(2)
	Call - OTC USD versus INR		65.000	07/15/2015		146,400	(1,277)	(84)
	Put - OTC USD versus JPY	JPY	109.000	11/10/2015		112,300	(2,148)	(125)
MSB	Call - OTC EUR versus USD		$1.140	07/21/2015	EUR	353,900	(2,126)	(1,860)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		$377,400	(6,437)	(477)
UAG	Call - OTC USD versus INR	INR	65.400	07/16/2015		151,900	(900)	(53)
	Put - OTC USD versus JPY	JPY	100.000	07/03/2015		182,700	(1,279)	0
UBS	Put - OTC EUR versus USD		$1.104	07/28/2015	EUR	302,995	(3,225)	(3,226)

							$(86,236)	$(38,732)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$(989)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(2,528)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	(330)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(993)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(355)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(344)
JPM	Cap - OTC CPURNSA Index	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(713)
	Cap - OTC CPURNSA Index	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(370)

						$(71,048)	$(6,622)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$7,490,200	$(10,636)	$(3,609)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	7,490,200	(18,276)	(8,337)
BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,250,000	(13,438)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.430	07/30/2015	344,400	(2,058)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590	07/30/2015	344,400	(3,203)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	246,500	(2,416)	0
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/03/2015	1,218,900	(6,826)	(5,774)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	08/03/2015	1,218,900	(2,925)	(3,691)
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.700	01/19/2016	1,441,200	(2,162)	(569)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900	01/19/2016	1,441,200	(3,891)	(1,491)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	07/20/2015	1,437,500	(2,444)	(4)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	07/20/2015	1,437,500	(4,312)	(86)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	1,384,800	(7,201)	(3,019)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	1,384,800	(12,532)	(6,105)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	100,000	(200)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	2,821,800	(1,693)	(603)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	1,408,700	(845)	(343)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	2,821,800	(3,104)	(1,457)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	1,408,700	(1,409)	(766)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	5,180,100	(17,449)	(16,635)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	12,070,100	(37,718)	(40,313)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/14/2015	2,068,100	(27,144)	(1,036)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	4,884,600	(63,011)	(4,630)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	699,700	(2,659)	(549)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	699,700	(4,058)	(1,089)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/03/2015	23,400	(131)	(111)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	08/03/2015	23,400	(56)	(71)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,000,000	(11,650)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/29/2016	699,700	(4,443)	(427)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/29/2016	699,700	(6,997)	(882)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	479,100	(12,576)	(455)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000	01/13/2016	1,753,500	(20,516)	0

							$(307,979)	$(102,056)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	$101.906	07/07/2015	$137,000	$(471)	$(107)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.102	07/07/2015	76,000	(249)	(85)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	101.770	07/07/2015	177,000	(622)	(107)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.277	07/07/2015	322,000	(1,089)	(483)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.289	07/07/2015	241,000	(857)	(368)

					$(3,288)	$(1,150)

Total Written Options					$(471,164)	$(151,062)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.139%	$20,000	$(298)	$386	$88	$0
	Brazil Government International Bond	1.000	09/20/2015	0.841	34,600	(407)	428	21	0
	Brazil Government International Bond	1.950	04/20/2016	0.897	300	0	4	4	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	24,600	(71)	83	12	0
	Brazil Government International Bond	1.000	12/20/2016	1.302	11,000	(167)	121	0	(46)
	Brazil Government International Bond	1.000	03/20/2017	1.476	8,600	(75)	7	0	(68)
	China Government International Bond	1.000	09/20/2015	0.224	50,000	402	(301)	101	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	32,300	269	(799)	0	(530)
	General Electric Capital Corp.	1.000	12/20/2015	0.121	32,900	(1,099)	1,246	147	0
	General Electric Capital Corp.	1.000	03/20/2016	0.121	10,000	(121)	188	67	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444	15,000	(435)	458	23	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444	10,000	(132)	161	29	0
	Japan Government International Bond	1.000	12/20/2015	0.083	40,300	727	(540)	187	0
	MetLife, Inc.	1.000	09/20/2015	0.112	50,000	(1,280)	1,394	114	0
	Mexico Government International Bond	1.000	09/20/2015	0.461	14,000	98	(77)	21	0
	Mexico Government International Bond	1.000	12/20/2016	0.647	20,000	192	(82)	110	0
	Mexico Government International Bond	1.000	09/20/2017	0.780	25,000	(358)	486	128	0
	Mexico Government International Bond	1.000	12/20/2018	0.994	256,800	(366)	483	117	0
BPS	China Government International Bond	1.000	09/20/2015	0.224	15,000	94	(64)	30	0
	Export-Import Bank of China	1.000	06/20/2016	0.339	15,000	(141)	242	101	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444	35,000	(951)	1,004	53	0

	Indonesia Government International Bond	1.000	03/20/2016	0.444	600	(9)	12	3	0
	Mexico Government International Bond	1.000	09/20/2017	0.780	19,500	(280)	380	100	0
	Petrobras International Finance Co.	1.000	06/20/2018	3.678	2,900	(419)	203	0	(216)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087	47,700	(5,272)	(566)	0	(5,838)
	Petrobras International Finance Co.	1.000	03/20/2020	4.148	1,800	(276)	41	0	(235)
	State Street Corp.	1.000	06/20/2016	0.831	76,000	1,131	(480)	651	0
BRC	Berkshire Hathaway, Inc.	1.000	09/20/2021	0.861	20,000	229	(62)	167	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.079	37,000	(1,080)	869	0	(211)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.115	15,000	193	(325)	0	(132)
	Brazil Government International Bond	1.000	09/20/2015	0.841	240,700	(2,853)	3,000	147	0
	Brazil Government International Bond	1.000	12/20/2015	0.841	55,000	(45)	101	56	0
	Brazil Government International Bond	1.000	03/20/2016	0.841	29,390	(268)	309	41	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	21,200	(51)	61	10	0
	Brazil Government International Bond	1.000	09/20/2016	1.055	25,000	(719)	708	0	(11)
	Brazil Government International Bond	1.000	12/20/2016	1.302	25,000	(871)	766	0	(105)
	China Development Bank Corp.	1.000	06/20/2016	0.376	20,000	(97)	225	128	0
	China Government International Bond	1.000	09/20/2016	0.248	50,000	630	(153)	477	0
	China Government International Bond	1.000	12/20/2018	0.601	155,100	1,727	424	2,151	0
	China Government International Bond	1.000	03/20/2019	0.648	125,000	304	1,329	1,633	0
	Export-Import Bank of China	1.000	06/20/2016	0.339	30,000	(266)	468	202	0
	General Motors Co.	5.000	03/20/2016	0.451	40,000	3,517	(2,140)	1,377	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444	45,000	(1,437)	1,505	68	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444	35,000	(508)	610	102	0
	Indonesia Government International Bond	1.000	03/20/2016	0.444	10,000	(149)	192	43	0
	MetLife, Inc.	1.000	09/20/2015	0.112	25,000	304	(247)	57	0
	Mexico Government International Bond	1.000	09/20/2015	0.461	61,000	(635)	725	90	0
	Mexico Government International Bond	1.000	09/20/2017	0.780	5,000	(112)	138	26	0
	Mexico Government International Bond	1.000	12/20/2018	0.994	191,000	(316)	403	87	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087	45,300	(6,596)	1,051	0	(5,545)
	Prudential Financial, Inc.	1.000	03/20/2019	0.515	58,000	1,009	33	1,042	0
CBK	Brazil Government International Bond	1.000	09/20/2015	0.841	21,000	(330)	343	13	0
	Brazil Government International Bond	1.000	03/20/2016	0.841	113,700	(915)	1,075	160	0
	Brazil Government International Bond	1.000	12/20/2016	1.302	15,000	(174)	111	0	(63)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.050	10,000	23	(59)	0	(36)
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.416	20,800	547	(68)	479	0
	China Government International Bond	1.000	12/20/2018	0.601	120,600	1,273	400	1,673	0
	China Government International Bond	1.000	03/20/2019	0.648	78,150	365	656	1,021	0
	China Government International Bond	1.000	06/20/2019	0.690	316,050	2,404	1,465	3,869	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	25,000	141	(551)	0	(410)
	Export-Import Bank of China	1.000	06/20/2016	0.339	10,000	(97)	164	67	0
	Export-Import Bank of China	1.000	06/20/2017	0.454	10,000	(396)	506	110	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470	03/20/2018	0.230	10,000	0	66	66	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121	25,000	(876)	932	56	0
	General Motors Co.	5.000	09/20/2016	0.542	15,000	1,502	(659)	843	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444	12,100	(274)	292	18	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444	15,000	(218)	262	44	0
	Mexico Government International Bond	1.000	09/20/2015	0.461	16,800	(253)	278	25	0
	Mexico Government International Bond	1.000	03/20/2016	0.461	200,000	(1,884)	2,721	837	0
	Mexico Government International Bond	1.000	06/20/2016	0.527	50,000	(48)	293	245	0
	Mexico Government International Bond	1.000	09/20/2016	0.566	25,000	(707)	847	140	0
	Mexico Government International Bond	1.000	12/20/2016	0.647	36,000	(654)	851	197	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.553	15,000	299	(34)	265	0
DUB	Australia Government International Bond	1.000	06/20/2019	0.200	50,000	1,589	(9)	1,580	0
	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.182	5,000	90	(49)	41	0
	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.079	10,000	8	(65)	0	(57)
	Berkshire Hathaway, Inc.	1.000	03/20/2024	1.097	15,000	(251)	142	0	(109)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.115	75,000	(319)	(340)	0	(659)
	Brazil Government International Bond	1.000	09/20/2015	0.841	110,000	(1,220)	1,287	67	0
	Brazil Government International Bond	1.000	12/20/2015	0.841	75,000	(494)	570	76	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	100,000	(168)	217	49	0
	Brazil Government International Bond	1.000	12/20/2016	1.302	15,400	(279)	214	0	(65)
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.416	5,800	161	(27)	134	0
	China Government International Bond	1.000	12/20/2018	0.601	143,600	1,499	493	1,992	0
	China Government International Bond	1.000	06/20/2019	0.690	10,000	94	28	122	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	45,000	287	(1,025)	0	(738)
	Export-Import Bank of China	1.000	06/20/2016	0.339	10,000	(48)	115	67	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121	110,000	(4,219)	4,467	248	0
	General Electric Capital Corp.	1.000	12/20/2015	0.121	50,000	(1,411)	1,634	223	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444	25,000	(619)	657	38	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444	15,000	(211)	255	44	0
	Japan Government International Bond	1.000	12/20/2015	0.083	41,700	786	(592)	194	0
	JPMorgan Chase & Co.	1.000	09/20/2015	0.222	25,000	252	(201)	51	0
	Mexico Government International Bond	1.000	09/20/2015	0.461	9,400	(118)	132	14	0
	Mexico Government International Bond	1.000	03/20/2016	0.461	143,200	(1,131)	1,730	599	0
	Mexico Government International Bond	1.000	12/20/2016	0.647	25,000	(871)	1,008	137	0
	Mexico Government International Bond	1.000	03/20/2017	0.703	15,000	(165)	245	80	0
	Mexico Government International Bond	1.000	09/20/2017	0.780	46,700	(762)	1,001	239	0
	Mexico Government International Bond	1.000	12/20/2018	0.994	89,900	(127)	168	41	0
	Mexico Government International Bond	1.000	03/20/2019	1.040	5,200	15	(21)	0	(6)
	Prudential Financial, Inc.	1.000	03/20/2019	0.515	30,200	567	(25)	542	0
	Prudential Financial, Inc.	1.000	06/20/2019	0.553	21,100	435	(63)	372	0
FBF	Brazil Government International Bond	1.000	09/20/2015	0.841	70,000	(777)	820	43	0
	Canadian Natural Resources Ltd.	1.000	06/20/2017	0.400	590	(23)	30	7	0
	Export-Import Bank of China	1.000	06/20/2016	0.339	5,000	(44)	78	34	0

	Export-Import Bank of China	1.000	12/20/2016	0.399		10,000	(970)	1,061	91	0
	Export-Import Bank of China	1.000	06/20/2017	0.454		11,300	(437)	561	124	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		10,000	(218)	233	15	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444		20,000	(318)	376	58	0
	Indonesia Government International Bond	1.000	03/20/2016	0.444		21,900	(496)	590	94	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		25,000	(217)	254	37	0
	Mexico Government International Bond	1.000	12/20/2016	0.647		15,000	127	(45)	82	0
	U.S. Treasury Notes	0.250	03/20/2016	0.109	EUR	102,500	(1,113)	1,238	125	0
GST	Brazil Government International Bond	1.000	09/20/2016	1.055		$47,500	(289)	269	0	(20)
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.050		85,000	261	(570)	0	(309)
	China Government International Bond	1.000	09/20/2015	0.224		25,000	182	(132)	50	0
	China Government International Bond	1.000	06/20/2017	0.373		15,000	260	(71)	189	0
	Colombia Government International Bond	1.000	06/20/2019	1.437		21,100	112	(458)	0	(346)
	Export-Import Bank of China	1.000	06/20/2016	0.339		20,000	(184)	319	135	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		10,000	(333)	348	15	0
	Japan Government International Bond	1.000	12/20/2015	0.083		30,200	568	(428)	140	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		20,000	(318)	430	112	0
	Mexico Government International Bond	1.000	06/20/2017	0.747		3,300	(108)	125	17	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		10,000	(143)	194	51	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2024	0.836		10,000	102	29	131	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		18,000	(1,940)	(263)	0	(2,203)
	Petrobras International Finance Co.	1.000	03/20/2020	4.148		100	(16)	3	0	(13)
HUS	China Government International Bond	1.000	06/20/2017	0.373		10,000	174	(48)	126	0
	China Government International Bond	1.000	12/20/2018	0.601		15,300	248	(36)	212	0
	Export-Import Bank of China	1.000	06/20/2016	0.339		10,000	(53)	120	67	0
	Export-Import Bank of China	1.000	06/20/2017	0.454		2,800	(108)	139	31	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		25,000	(792)	830	38	0
	Indonesia Government International Bond	1.000	03/20/2016	0.444		25,000	(566)	674	108	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		28,700	(2,905)	(608)	0	(3,513)
	Petrobras International Finance Co.	1.000	03/20/2020	4.148		5,200	(949)	270	0	(679)
	U.S. Treasury Notes	0.250	03/20/2016	0.109	EUR	21,100	(262)	288	26	0
	U.S. Treasury Notes	0.250	09/20/2016	0.109		19,300	(418)	457	39	0
	U.S. Treasury Notes	0.250	12/20/2018	0.117		25,000	(86)	218	132	0
JPM	Berkshire Hathaway Finance Corp.	1.000	12/20/2015	0.139		$15,000	(463)	529	66	0
	Brazil Government International Bond	1.000	06/20/2016	0.976		50,000	(84)	108	24	0
	Brazil Government International Bond	1.000	09/20/2016	1.055		99,000	(1,137)	1,095	0	(42)
	Brazil Government International Bond	1.000	12/20/2016	1.302		16,200	(296)	228	0	(68)
	China Development Bank Corp.	1.000	06/20/2016	0.376		15,000	(131)	227	96	0
	China Government International Bond	1.000	09/20/2015	0.224		10,000	62	(42)	20	0
	China Government International Bond	1.000	12/20/2018	0.601		115,000	1,188	407	1,595	0
	Export-Import Bank of China	1.000	06/20/2016	0.339		25,000	(193)	362	169	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		15,000	(526)	560	34	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		35,000	(814)	867	53	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444		8,700	(138)	163	25	0
	MetLife, Inc.	1.000	09/20/2015	0.112		25,000	(1,694)	1,751	57	0
	Mexico Government International Bond	0.920	03/20/2016	0.462		6,950	0	42	42	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		52,700	234	61	295	0
	Mexico Government International Bond	1.000	12/20/2016	0.647		25,000	(889)	1,026	137	0
	Mexico Government International Bond	1.000	06/20/2017	0.747		400	(13)	15	2	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		25,000	(332)	460	128	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		13,200	(1,490)	(126)	0	(1,616)
MBC	Brazil Government International Bond	1.000	09/20/2015	0.841		130,500	938	(858)	80	0
	Brazil Government International Bond	1.000	12/20/2015	0.841		100,000	730	(629)	101	0
	Brazil Government International Bond	1.000	03/20/2016	0.841		61,200	452	(366)	86	0
	Mexico Government International Bond	1.000	03/20/2016	0.461		10,000	126	(84)	42	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		24,100	361	(226)	135	0
	Mexico Government International Bond	1.000	12/20/2016	0.647		39,900	630	(411)	219	0
	Mexico Government International Bond	1.000	06/20/2017	0.747		11,700	209	(148)	61	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		48,500	856	(608)	248	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		132,600	1,812	(1,752)	60	0
MYC	Australia Government International Bond	1.000	06/20/2019	0.200		25,000	794	(4)	790	0
	Barclays Bank PLC	1.000	09/20/2015	0.354	EUR	42,000	457	(376)	81	0
	Brazil Government International Bond	1.000	09/20/2015	0.841		$25,000	(157)	172	15	0
	Brazil Government International Bond	1.000	12/20/2015	0.841		100,000	(806)	907	101	0
	Brazil Government International Bond	1.000	03/20/2016	0.841		75,000	(608)	713	105	0
	California State General Obligation Bonds, Series 2003	1.000	06/20/2024	1.050		10,000	15	(51)	0	(36)
	China Development Bank Corp.	1.000	06/20/2016	0.376		50,000	(326)	645	319	0
	China Government International Bond	1.000	06/20/2017	0.373		15,000	236	(47)	189	0
	Export-Import Bank of China	1.000	06/20/2016	0.339		40,000	(232)	502	270	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		85,000	(3,104)	3,295	191	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		25,000	(623)	661	38	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444		20,000	(304)	362	58	0
	Indonesia Government International Bond	1.000	03/20/2016	0.444		15,000	(267)	332	65	0
	Japan Government International Bond	1.000	12/20/2015	0.083		5,000	90	(67)	23	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		63,900	(506)	864	358	0
	Mexico Government International Bond	1.000	03/20/2017	0.703		5,000	(55)	82	27	0
	Mexico Government International Bond	1.000	06/20/2017	0.747		10,600	(356)	412	56	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		25,000	(332)	460	128	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		94,500	(8,746)	(2,820)	0	(11,566)
RYL	China Government International Bond	1.000	09/20/2016	0.248		1,300	(16)	28	12	0
	Indonesia Government International Bond	1.000	09/20/2015	0.444		65,000	(1,465)	1,563	98	0
	Indonesia Government International Bond	1.000	03/20/2016	0.444		46,900	(1,041)	1,243	202	0
	Japan Government International Bond	1.000	12/20/2015	0.083		50,000	930	(698)	232	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		5,000	(139)	167	28	0
	U.S. Treasury Notes	0.250	03/20/2016	0.109	EUR	48,500	(588)	647	59	0
SOG	U.S. Treasury Notes	0.250	09/20/2016	0.109		50,000	(1,095)	1,196	101	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841		$27,600	(261)	278	17	0
	Brazil Government International Bond	1.000	03/20/2016	0.841		35,000	(336)	385	49	0
	Mexico Government International Bond	1.000	09/20/2015	0.461		19,100	(270)	298	28	0
	Mexico Government International Bond	1.000	09/20/2016	0.566		17,900	(79)	179	100	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		10,000	(135)	186	51	0
	U.S. Treasury Notes	0.250	06/20/2016	0.109	EUR	125,000	(2,169)	2,372	203	0
	U.S. Treasury Notes	0.250	09/20/2016	0.109		100,700	(947)	1,224	277	0

							$(59,328)	$61,301	$37,464	$(35,491)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$22,238	$(4,779)	$626	$0	$(4,153)
CBK	MCDX-15 5-Year Index	1.000	12/20/2015	28,100	(1,092)	1,059	0	(33)
	MCDX-24 5-Year Index	1.000	06/20/2020	211,000	635	(645)	0	(10)
DUB	MCDX-15 5-Year Index	1.000	12/20/2015	25,000	(980)	950	0	(30)
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	11,809	(35)	29	0	(6)
	MCDX-15 5-Year Index	1.000	12/20/2015	10,000	(389)	377	0	(12)
	MCDX-24 5-Year Index	1.000	06/20/2020	182,900	592	(600)	0	(8)
MYC	MCDX-15 5-Year Index	1.000	12/20/2015	21,900	(866)	840	0	(26)
	MCDX-24 5-Year Index	1.000	06/20/2020	151,200	455	(462)	0	(7)

					$(6,459)	$2,174	$0	$(4,285)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	6.920%	11/28/2029	MXN	14,000	$0	$18	$18	$0
BPS	Receive	3-Month USD-CPURNSA Index	2.595	09/03/2029		$50,000	0	3,819	3,819	0
CBK	Receive	3-Month USD-CPURNSA Index	2.660	08/19/2029		100,000	0	8,646	8,646	0
DUB	Pay	1-Year BRL-CDI	11.250	01/04/2021	BRL	294,500	(3,173)	(334)	0	(3,507)
	Receive	3-Month USD-CPURNSA Index	2.493	09/04/2024		$100,000	0	6,385	6,385	0
	Receive	3-Month USD-CPURNSA Index	2.455	09/16/2024		100,000	0	5,931	5,931	0
	Pay	3-Month USD-CPURNSA Index	2.638	08/25/2029		50,000	0	4,149	4,149	0
FBF	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	3,503,000	0	404	404	0
GLM	Pay	28-Day MXN-TIIE	5.750	06/05/2023		299,400	(734)	308	0	(426)
HUS	Pay	28-Day MXN-TIIE	5.470	04/26/2019		570,000	54	604	658	0
	Pay	28-Day MXN-TIIE	5.750	06/08/2020		345,000	(449)	863	414	0
	Pay	28-Day MXN-TIIE	5.500	09/02/2022		552,800	(1,041)	58	0	(983)
	Pay	28-Day MXN-TIIE	5.750	09/02/2022		500,000	(38)	(351)	0	(389)
	Pay	28-Day MXN-TIIE	6.570	04/19/2024		16,400	0	27	27	0
JPM	Receive	3-Month USD-CPURNSA Index	2.455	09/16/2024		$100,000	0	5,931	5,931	0
MYC	Pay	28-Day MXN-TIIE	6.320	05/02/2024	MXN	18,400	27	(18)	9	0
SOG	Pay	28-Day MXN-TIIE	6.240	02/01/2021		600,000	100	1,221	1,321	0

							$(5,254)	$37,661	$37,712	$(5,305)

Total Swap Agreements							$(71,041)	$101,136	$75,176	$(45,081)

(o)	Securities with an aggregate market value of $11,653 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$39,743	$19,253	$58,996
Corporate Bonds & Notes
Banking & Finance	0	14,391,856	154,623	14,546,479
Industrials	0	1,520,509	15,855	1,536,364
Utilities	0	1,617,092	12	1,617,104
Municipal Bonds & Notes
California	0	2,421,518	0	2,421,518
Connecticut	0	4,288	0	4,288
Georgia	0	158,811	0	158,811
Illinois	0	408,379	0	408,379
Iowa	0	30,197	0	30,197
Kentucky	0	221	0	221
Louisiana	0	46,837	0	46,837
Massachusetts	0	26,320	0	26,320
Michigan	0	9,907	0	9,907
Nebraska	0	11,610	0	11,610
Nevada	0	40,532	0	40,532
New Jersey	0	2,980	0	2,980
New York	0	174,865	0	174,865
Ohio	0	440,431	0	440,431
Pennsylvania	0	54,366	0	54,366
Rhode Island	0	182	0	182
Tennessee	0	7,629	0	7,629
Texas	0	89,522	0	89,522
Utah	0	778	0	778
Washington	0	399	0	399
West Virginia	0	126,882	0	126,882
U.S. Government Agencies	7,479	30,099,773	16,060	30,123,312
U.S. Treasury Obligations	0	39,261,897	0	39,261,897
Mortgage-Backed Securities	0	10,280,769	300,204	10,580,973
Asset-Backed Securities	0	3,290,751	196	3,290,947
Sovereign Issues	0	11,967,955	0	11,967,955
Convertible Preferred Securities
Banking & Finance	0	214,622	0	214,622
Preferred Securities
Banking & Finance	10,105	4,121	0	14,226
Short-Term Instruments
Certificates of Deposit	0	676,205	0	676,205
Commercial Paper	74,970	553,494	0	628,464
Repurchase Agreements	0	337,300	0	337,300
Short-Term Notes	0	224,014	0	224,014
China Treasury Bills	0	32	0	32
Japan Treasury Bills	0	459,584	0	459,584
Mexico Treasury Bills	61,483	849,614	0	911,097
U.S. Treasury Bills	0	209,582	0	209,582
	$154,037	$120,055,567	$506,203	$120,715,807

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,547,406	$0	$0	$5,547,406

Total Investments	$5,701,443	$120,055,567	$506,203	$126,263,213

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(38,811)	$0	$(38,811)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	115,716	64,466	0	180,182
Over the counter	0	3,487,075	651	3,487,726
	$115,716	$3,551,541	$651	$3,667,908

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(66,858)	(30,143)	0	(97,001)
Over the counter	0	(782,840)	0	(782,840)

	$(66,858)	$(812,983)	$0	$(879,841)

Totals	$5,750,301	$122,755,314	$506,854	$129,012,469

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.6%
BANK LOAN OBLIGATIONS 1.8%
Dell, Inc.
3.750% due 10/29/2018	$8,276	$8,283
HCA, Inc.
2.937% due 03/31/2017	8,656	8,662

Total Bank Loan Obligations (Cost $16,970)		16,945

CORPORATE BONDS & NOTES 23.9%
BANKING & FINANCE 16.7%
American Honda Finance Corp.
0.657% due 05/26/2016	2,000	2,005
American International Group, Inc.
5.050% due 10/01/2015	6,000	6,061
6.250% due 03/15/2087	4,016	4,433
Bank of America Corp.
3.750% due 07/12/2016	1,700	1,743
6.400% due 08/28/2017	6,730	7,382
6.500% due 08/01/2016	3,800	4,009
Bank of America N.A.
0.696% due 05/08/2017	1,600	1,598
6.000% due 10/15/2036	12,700	15,073
Bank One Capital
8.750% due 09/01/2030	1,100	1,550
Bear Stearns Cos. LLC
6.400% due 10/02/2017	400	440
7.250% due 02/01/2018	2,200	2,492
Citigroup, Inc.
0.798% due 05/01/2017	19,200	19,145
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	4,600	4,643
2.875% due 10/01/2018	400	407
3.984% due 06/15/2016	400	409
General Motors Financial Co., Inc.
3.150% due 01/15/2020	2,000	2,010
Goldman Sachs Group, Inc.
0.904% due 06/04/2017	1,000	999
1.437% due 04/23/2020	7,000	7,077
3.700% due 08/01/2015	4,800	4,810
7.500% due 02/15/2019	3,657	4,295
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,350
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,108
7.125% due 09/01/2018	3,000	3,352
JPMorgan Chase & Co.
4.350% due 08/15/2021	200	214
5.300% due 05/01/2020 (c)	2,700	2,687
JPMorgan Chase Bank N.A.
0.704% due 06/02/2017	12,600	12,600
Morgan Stanley
3.800% due 04/29/2016	1,500	1,533
5.375% due 10/15/2015	300	304
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	3,000	2,965
Navient Corp.
6.250% due 01/25/2016	8,551	8,733
NYSE Holdings LLC
2.000% due 10/05/2017	50	51
Prudential Financial, Inc.
4.750% due 09/17/2015	185	186
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	13,600	13,941
Wells Fargo & Co.
0.584% due 06/02/2017	3,000	2,997
7.980% due 03/15/2018 (c)	10,800	11,691

		158,293

INDUSTRIALS 5.4%
Apple, Inc.
2.150% due 02/09/2022	8,200	7,833
2.850% due 05/06/2021	1,100	1,116
Crown Castle Towers LLC
3.222% due 05/15/2042	2,700	2,657
3.663% due 05/15/2045	3,300	3,230

Georgia-Pacific LLC
2.539% due 11/15/2019	3,700	3,697
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,892
3.050% due 12/01/2019	7,600	7,593
Merck & Co., Inc.
2.350% due 02/10/2022	4,700	4,546
2.750% due 02/10/2025	4,500	4,314
Microsoft Corp.
2.375% due 02/12/2022	8,400	8,248
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	126
Wynn Las Vegas LLC
5.500% due 03/01/2025	5,900	5,649

		50,901

UTILITIES 1.8%
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015	1,800	1,809
Entergy Corp.
3.625% due 09/15/2015	5,400	5,421
IPALCO Enterprises, Inc.
3.450% due 07/15/2020	3,800	3,800
Verizon Communications, Inc.
2.036% due 09/14/2018	1,200	1,242
2.500% due 09/15/2016	960	976
3.650% due 09/14/2018	3,800	3,994

		17,242

Total Corporate Bonds & Notes (Cost $225,748)		226,436

MUNICIPAL BONDS & NOTES 3.8%
CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,330
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	2,000	2,745
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,324
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	5,980
7.550% due 04/01/2039	900	1,302
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,548
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	129
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,173
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	3,800	4,762
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	233

		23,526

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	85	97

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	180	191
6.899% due 12/01/2040	3,600	4,152

		4,343

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	490	484

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	109

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,700	2,539

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,272

		3,811

TENNESSEE 0.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,342

Total Municipal Bonds & Notes (Cost $29,826)		35,712

U.S. GOVERNMENT AGENCIES 53.5%
Fannie Mae
0.247% due 12/25/2036	341	333
0.612% due 10/25/2022	19	20
0.637% due 05/25/2023	18	18
0.687% due 02/25/2022	6	6
0.737% due 01/25/2022	12	12
0.787% due 08/25/2022	16	17
0.817% due 05/25/2040	2,886	2,951
0.875% due 12/20/2017 - 05/21/2018	1,100	1,095
0.887% due 04/25/2022 - 09/25/2022	17	17
1.346% due 07/01/2044	190	195
1.875% due 09/18/2018	300	307
1.970% due 01/01/2035	353	375
2.202% due 05/25/2035	208	215
2.310% due 08/01/2022	500	498
2.630% due 10/10/2024	165	161
3.000% due 07/01/2030 - 08/01/2045	38,000	37,976
3.310% due 04/01/2041	91	97
3.330% due 11/01/2021	281	294
3.500% due 01/01/2026 - 08/01/2030	4,104	4,317
3.980% due 07/01/2021	118,300	128,858
4.000% due 08/01/2025 - 12/01/2041	1,231	1,314
4.500% due 09/01/2018 - 08/13/2045	39,021	42,184
4.521% due 09/01/2035	66	70
5.000% due 05/11/2017 - 08/13/2045	9,690	10,684
5.375% due 06/12/2017 (g)	2,800	3,050
5.500% due 03/01/2022 - 07/01/2045	36,184	40,629
5.792% due 12/25/2042	425	474
6.000% due 05/01/2017 - 01/01/2039	6,483	7,384
6.500% due 11/01/2021 - 06/25/2044	240	276
7.000% due 09/25/2020	1	1
8.000% due 10/01/2030	1	1
9.000% due 12/01/2017 - 06/25/2018	1	1
9.250% due 07/25/2019	20	22
Freddie Mac
0.936% due 08/15/2036	2,179	2,218
1.000% due 09/29/2017	6,500	6,516
1.250% due 10/02/2019	5,000	4,931
1.346% due 02/25/2045	214	218
2.170% due 02/01/2023	16	16
2.375% due 12/01/2022	106	109
2.594% due 07/01/2030	34	35
3.750% due 03/27/2019	1,700	1,846
4.000% due 04/01/2024 - 08/01/2045	162,937	172,036
4.500% due 02/01/2029 - 07/01/2045	10,831	11,706
5.000% due 01/01/2036 - 07/01/2040	181	201
5.500% due 01/01/2018 - 07/01/2039	2,285	2,560
6.000% due 02/01/2016 - 09/01/2038	6,939	7,874
7.000% due 07/15/2022	261	291
7.500% due 01/15/2023	680	765
8.000% due 11/01/2025 - 06/15/2030	379	442
9.000% due 12/15/2020	18	20
9.500% due 02/01/2018	2	2
10.000% due 03/01/2021	1	1
Ginnie Mae
0.585% due 06/16/2031	24	24
0.785% due 02/16/2030	32	32
1.625% due 06/20/2023 - 07/20/2030	848	883
1.750% due 01/20/2024 - 02/20/2027	452	470
2.000% due 09/20/2024 - 07/20/2027	322	334
5.000% due 07/15/2034 - 07/01/2045	8,622	9,570
6.000% due 01/15/2024	2	2
7.500% due 03/15/2024 - 09/15/2025	4	4
8.000% due 01/15/2022 - 08/15/2024	12	12
9.000% due 11/15/2017	2	2
9.500% due 01/20/2019 - 12/15/2021	3	3

Small Business Administration
7.970% due 01/25/2025	83	85

Total U.S. Government Agencies (Cost $494,952)		507,060

U.S. TREASURY OBLIGATIONS 34.4%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)	6,700	5,870
2.750% due 08/15/2042 (e)	7,300	6,769
2.750% due 11/15/2042 (e)	4,400	4,075
2.875% due 05/15/2043	4,100	3,889
3.000% due 05/15/2042	5,500	5,365
3.000% due 11/15/2044	16,000	15,579
3.125% due 02/15/2042	3,700	3,704
3.125% due 02/15/2043	4,000	3,987
3.125% due 08/15/2044	17,000	16,949
3.375% due 05/15/2044	32,100	33,562
3.625% due 02/15/2044	2,300	2,518
3.750% due 11/15/2043 (e)	6,000	6,718
4.250% due 05/15/2039	2,500	3,006
4.375% due 11/15/2039	4,500	5,512
4.375% due 05/15/2040 (e)	4,300	5,274
4.500% due 08/15/2039	1,400	1,746
4.625% due 02/15/2040 (e)	3,200	4,065
6.125% due 11/15/2027	2,600	3,600
6.125% due 08/15/2029	1,200	1,695
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/2022 (g)	6,893	6,837
0.125% due 01/15/2023	8,405	8,252
0.375% due 07/15/2023	9,149	9,175
0.750% due 02/15/2042	105	96
0.750% due 02/15/2045	2,713	2,459
1.375% due 02/15/2044	1,218	1,291
1.750% due 01/15/2028	9,983	11,282
2.000% due 01/15/2026	21,694	24,860
2.375% due 01/15/2025	30,750	36,129
2.500% due 01/15/2029	19,394	23,850
3.625% due 04/15/2028 (b)	1,463	1,989
3.875% due 04/15/2029	13,096	18,519
U.S. Treasury Notes
0.625% due 09/30/2017 (g)(i)	700	698
1.375% due 03/31/2020 (g)	2,300	2,276
2.000% due 08/31/2021 (e)(g)	6,300	6,315
2.000% due 02/15/2025 (e)	10,100	9,799
2.125% due 05/15/2025 (e)	17,100	16,763
2.250% due 11/15/2024 (e)	12,100	12,007

Total U.S. Treasury Obligations (Cost $334,066)		326,480

MORTGAGE-BACKED SECURITIES 22.3%
American Home Mortgage Investment Trust
2.423% due 02/25/2045	814	813
BAMLL Commercial Mortgage Securities Trust
1.406% due 01/15/2028	5,900	5,907
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	9,044	9,376
Banc of America Funding Trust
2.699% due 05/25/2035	914	933
BCRR Trust
5.858% due 07/17/2040	1,400	1,494
Bear Stearns Adjustable Rate Mortgage Trust
2.511% due 04/25/2033	329	332
2.640% due 01/25/2035	2,613	2,577
5.390% due 02/25/2036	1,097	1,031
Bear Stearns ALT-A Trust
2.584% due 05/25/2035	2,699	2,625
2.635% due 09/25/2035	413	355
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	423	445
5.405% due 12/11/2040	5,886	5,922
5.700% due 06/11/2050	4,000	4,281
5.896% due 06/11/2040	12,936	13,870
Bear Stearns Mortgage Funding Trust
0.377% due 01/25/2037	8,066	6,633
Citigroup Mortgage Loan Trust, Inc.
2.410% due 09/25/2035	1,093	1,095
2.510% due 10/25/2035	355	352
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.380% due 07/15/2044	4,663	4,667
5.481% due 01/15/2046	12,287	12,468
Countrywide Alternative Loan Trust
0.367% due 05/25/2047	1,782	1,518
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036 ^	504	468
2.494% due 02/20/2035	30	30

Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	17,030	17,782
5.383% due 02/15/2040	976	1,022
Credit Suisse First Boston Mortgage Securities Corp.
2.526% due 09/25/2033	5,140	5,239
4.844% due 06/25/2032	55	55
Credit Suisse Mortgage Capital Certificates
2.534% due 01/27/2036	2,783	2,757
DBUBS Mortgage Trust
3.386% due 07/10/2044	13,660	13,911
DLJ Acceptance Trust
11.000% due 08/01/2019	2	3
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,994	2,098
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	6	6
HomeBanc Mortgage Trust
0.437% due 03/25/2035	6,475	5,805
0.457% due 10/25/2035	5,100	4,549
IndyMac Adjustable Rate Mortgage Trust
1.742% due 01/25/2032	18	18
IndyMac Mortgage Loan Trust
4.376% due 11/25/2035 ^	1,973	1,679
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	3,547	3,706
5.420% due 01/15/2049	466	488
5.440% due 06/12/2047	1,227	1,287
JPMorgan Commercial Mortgage-Backed Securities Trust
5.708% due 03/18/2051	1,700	1,811
JPMorgan Mortgage Trust
2.927% due 07/25/2035	1,336	1,325
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	643	670
5.485% due 03/12/2051	2,900	3,067
Morgan Stanley Capital Trust
5.319% due 12/15/2043	11,663	12,165
5.362% due 11/14/2042	5,507	5,510
5.610% due 04/15/2049	817	824
Morgan Stanley Mortgage Loan Trust
2.128% due 06/25/2036	6,880	6,609
5.500% due 08/25/2035	103	103
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045	1,457	1,544
Prime Mortgage Trust
0.587% due 02/25/2019	1	1
0.587% due 02/25/2034	196	185
RBSSP Resecuritization Trust
0.435% due 02/26/2037	2,720	2,566
Residential Funding Mortgage Securities, Inc. Trust
3.781% due 02/25/2036 ^	339	307
Sequoia Mortgage Trust
0.828% due 04/19/2027	1,351	1,274
Structured Asset Mortgage Investments Trust
0.848% due 09/19/2032	211	206
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	27	26
2.516% due 02/25/2032	33	32
5.505% due 07/25/2034	11,119	11,800
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	357
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	3,800	3,994
5.557% due 03/15/2045	15,066	15,379
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 10/25/2045	483	452
1.358% due 11/25/2042	167	157
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^	329	286
2.616% due 01/25/2035	22	23
2.621% due 03/25/2036	1,875	1,871
2.695% due 12/25/2034	1,656	1,669
Wells Fargo-RBS Commercial Mortgage Trust
2.684% due 11/15/2044	150	152

Total Mortgage-Backed Securities (Cost $210,361)		211,962

ASSET-BACKED SECURITIES 5.1%
Ally Auto Receivables Trust
0.680% due 07/17/2017	8,026	8,026
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.637% due 01/25/2036	4,137	3,805
Asset-Backed Securities Corp. Home Equity Loan Trust
1.431% due 08/15/2033	3,236	3,086
Countrywide Asset-Backed Certificates
1.007% due 05/25/2036	365	366

EMC Mortgage Loan Trust
0.927% due 05/25/2040	712	648
First Franklin Mortgage Loan Trust
0.447% due 11/25/2036	6,522	6,449
0.697% due 09/25/2035	1,486	1,481
Fremont Home Loan Trust
0.247% due 01/25/2037	64	33
Morgan Stanley IXIS Real Estate Capital Trust
0.237% due 11/25/2036	19	10
Residential Asset Securities Corp. Trust
0.457% due 04/25/2036	8,987	8,672
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^	760	282
SLM Private Education Loan Trust
2.836% due 12/16/2019	329	331
SpringCastle America Funding LLC
2.700% due 05/25/2023	8,872	8,929
Structured Asset Investment Loan Trust
1.087% due 09/25/2034	2,680	2,581
1.312% due 07/25/2033	3,440	3,296

Total Asset-Backed Securities (Cost $46,350)		47,995

	SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.5%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	4,000	4,971

UTILITIES 0.4%
Qwest Corp.
7.375% due 06/01/2051	128,400	3,337

Total Preferred Securities (Cost $7,397)		8,308

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
COMMERCIAL PAPER 0.2%
Mondelez International, Inc.
0.460% due 07/08/2015	$900	900
Volvo Group Treasury N.A.
0.500% due 07/06/2015	1,200	1,200

		2,100

REPURCHASE AGREEMENTS (d) 0.2%		2,072

U.S. TREASURY BILLS 0.5%
0.011% due 09/03/2015 - 11/12/2015 (a)(e)	5,158	5,158

Total Short-Term Instruments (Cost $9,330)		9,330

Total Investments in Securities (Cost $1,375,000)		1,390,228

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,862	108

Total Short-Term Instruments (Cost $108)		108

Total Investments in Affiliates (Cost $108)		108

Total Investments 146.6% (Cost $1,375,108)		$1,390,336
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(2,576))		449
Other Assets and Liabilities, net (46.7%)		(442,646)

Net Assets 100.0%		$948,139

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$2,072	Fannie Mae 2.200% due 10/17/2022	$(2,118)	$2,072	$2,072

Total Repurchase Agreements						$(2,118)	$2,072	$2,072

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.120%	06/24/2015	07/08/2015	$(8,417)	$(8,417)
	0.150	06/23/2015	07/06/2015	(5,913)	(5,913)
	0.350	06/25/2015	07/02/2015	(9,822)	(9,823)
	0.420	06/16/2015	07/08/2015	(11,366)	(11,368)
	0.480	06/23/2015	07/06/2015	(4,488)	(4,489)
GRE	0.490	06/25/2015	07/02/2015	(2,010)	(2,010)
	0.580	06/29/2015	07/06/2015	(5,892)	(5,892)
JPS	0.200	05/27/2015	07/13/2015	(3,146)	(3,146)

Total Reverse Repurchase Agreements					$(51,058)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	(0.030)%	06/24/2015	07/15/2015	$(8,323)	$(8,330)
	0.350	06/02/2015	07/02/2015	(2,419)	(2,420)
	0.350	06/03/2015	07/06/2015	(1,121)	(1,122)
	0.400	06/12/2015	07/13/2015	(3,043)	(3,047)
MSC	0.350	06/03/2015	07/02/2015	(15,915)	(15,921)
	0.370	06/05/2015	07/06/2015	(374)	(374)
TDM	0.300	06/02/2015	07/31/2015	(17,747)	(17,795)
	0.370	06/09/2015	07/09/2015	(34,705)	(34,737)
	0.370	06/10/2015	07/10/2015	(490)	(490)

Total Sale-Buyback Transactions					$(84,236)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $161,195 at a weighted average interest rate of 0.171%.
(3)	Payable for sale-buyback transactions includes $73 of deferred price drop.

Short Sales:

Short Sales on U.S. Government Agencies *

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	07/01/2045	$4,000	$(4,563)	$(4,548)

Total Short Sales				$(4,563)	$(4,548)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $136,201 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$125.000	07/24/2015	70	$(30)	$(29)
Put - CBOT U.S. Treasury 10-Year Note August Futures	125.500	07/24/2015	41	(24)	(24)
Call - CBOT U.S. Treasury 10-Year Note August Futures	126.500	07/24/2015	59	(37)	(41)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/24/2015	118	(50)	(59)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/24/2015	59	(23)	(24)

				$(164)	$(177)

Total Written Options				$(164)	$(177)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	92	$(37)	$2	$0
90-Day Eurodollar June Futures	Short	06/2016	893	(128)	11	0
90-Day Eurodollar March Futures	Short	03/2017	155	(14)	2	0
90-Day Eurodollar March Futures	Short	03/2018	916	(122)	12	0
90-Day Eurodollar September Futures	Long	09/2015	198	(1)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	1,325	(451)	33	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	246	46	0	(10)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	802	(94)	0	(32)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	106	(74)	7	0

Total Futures Contracts				$(875)	$67	$(43)

Swap Agreements:

Interest Rate Swaps

							Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Month USD-LIBOR	0.500%	06/17/2016	$15,100	$(28)	$(12)	$0	$0
Receive	3-Month USD-LIBOR	0.000	12/02/2019	78,400	(567)	(110)	19	0
Pay	3-Month USD-LIBOR	0.000	12/02/2019	78,400	567	254	0	(19)
Receive	3-Month USD-LIBOR	2.000	12/16/2019	84,000	(641)	(192)	21	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	2,000	1	(8)	1	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022	47,300	199	(54)	6	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	42,100	380	(163)	23	0
Receive	3-Month USD-LIBOR	2.750	06/19/2043	58,900	2,043	(1,927)	119	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	57,600	2,961	(351)	131	0

					$4,915	$(2,563)	$320	$(19)

Total Swap Agreements					$4,915	$(2,563)	$320	$(19)

(4)	Unsettled variation margin asset of $12 for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $7,984 and cash of $9,297 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$69,000	$260	$150
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	07/30/2015	3,200	45	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	01/19/2016	13,300	56	29
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150	07/20/2015	13,300	62	7
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	12,700	180	99
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	39,200	65	40
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	6,600	59	19
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	6,600	102	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	5,200	167	192
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	12,100	342	456

							$1,338	$1,008

Total Purchased Options							$1,338	$1,008

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$(59)	$(4)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(10)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	(84)	(5)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(5)

						$(378)	$(25)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$69,000	$(98)	$(33)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	69,000	(168)	(77)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.430	07/30/2015	3,200	(19)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590	07/30/2015	3,200	(30)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.700	01/19/2016	13,300	(20)	(5)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900	01/19/2016	13,300	(36)	(14)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	07/20/2015	13,300	(23)	0
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	07/20/2015	13,300	(40)	(1)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	12,700	(66)	(28)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	12,700	(115)	(56)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	26,100	(16)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	13,100	(8)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	26,100	(29)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	13,100	(13)	(7)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	49,300	(166)	(158)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	114,800	(359)	(384)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/14/2015	22,500	(295)	(11)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520	09/18/2015	56,800	(497)	(48)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	6,600	(25)	(5)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	6,600	(38)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/03/2015	11,900	(67)	(56)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	08/03/2015	11,900	(28)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/29/2016	6,600	(42)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/29/2016	6,600	(66)	(8)

							$(2,264)	$(964)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	$101.906	07/07/2015	$1,000	$(3)	$(1)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.102	07/07/2015	3,000	(10)	(3)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	101.770	07/07/2015	2,000	(7)	(1)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.277	07/07/2015	3,000	(11)	(5)

					$(31)	$(10)

Total Written Options					$(2,673)	$(999)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.288%	$7,200	$164	$(61)	$103	$0
	Prudential Financial, Inc.	1.000	12/20/2015	0.111	6,100	(178)	206	28	0
BRC	MetLife, Inc.	1.000	09/20/2015	0.112	4,800	46	(35)	11	0
	Prudential Financial, Inc.	1.000	09/20/2015	0.111	6,800	66	(50)	16	0
CBK	MetLife, Inc.	1.000	12/20/2015	0.112	3,800	(138)	155	17	0
DUB	General Electric Capital Corp.	1.000	09/20/2015	0.121	1,000	12	(10)	2	0
	MetLife, Inc.	1.000	09/20/2015	0.112	15,000	(985)	1,019	34	0
GST	MetLife, Inc.	1.000	09/20/2015	0.112	1,000	(64)	66	2	0

						$(1,077)	$1,290	$213	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,833	$0	$21	$21	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	3,954	0	46	46	0

					$0	$67	$67	$0

Total Swap Agreements					$(1,077)	$1,357	$280	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $18 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,945	$0	$16,945
Corporate Bonds & Notes
Banking & Finance	0	158,293	0	158,293
Industrials	0	50,901	0	50,901
Utilities	0	17,242	0	17,242
Municipal Bonds & Notes
California	0	23,526	0	23,526
Florida	0	97	0	97
Illinois	0	4,343	0	4,343
Iowa	0	484	0	484
Massachusetts	0	109	0	109
Ohio	0	3,811	0	3,811
Tennessee	0	3,342	0	3,342
U.S. Government Agencies	0	507,060	0	507,060
U.S. Treasury Obligations	0	326,480	0	326,480
Mortgage-Backed Securities	0	211,962	0	211,962
Asset-Backed Securities	0	47,995	0	47,995
Preferred Securities
Banking & Finance	0	4,971	0	4,971
Utilities	0	3,337	0	3,337
Short-Term Instruments
Commercial Paper	0	2,100	0	2,100
Repurchase Agreements	0	2,072	0	2,072
U.S. Treasury Bills	0	5,158	0	5,158
	$0	$1,390,228	$0	$1,390,228

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$108	$0	$0	$108

Total Investments	$108	$1,390,228	$0	$1,390,336

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,548)	$0	$(4,548)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	67	320	0	387
Over the counter	0	1,288	0	1,288
	$67	$1,608	$0	$1,675

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(120)	(119)	0	(239)
Over the counter	0	(999)	0	(999)

	$(120)	$(1,118)	$0	$(1,238)

Totals	$55	$1,386,170	$0	$1,386,225

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.9%
BANK LOAN OBLIGATIONS 0.6%
Chrysler Group LLC
3.500% due 05/24/2017		$2,525	$2,526
Dell, Inc.
3.750% due 10/29/2018		1,222	1,223
H.J. Heinz Co.
3.250% due 06/05/2020		3,660	3,665

Total Bank Loan Obligations (Cost $7,411)			7,414

CORPORATE BONDS & NOTES 26.9%
BANKING & FINANCE 19.6%
Ally Financial, Inc.
5.500% due 02/15/2017		2,000	2,090
6.250% due 12/01/2017		2,850	3,049
American Express Bank FSB
6.000% due 09/13/2017		3,700	4,046
American International Group, Inc.
5.050% due 10/01/2015		200	202
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,035
Banco Santander Brasil S.A.
4.625% due 02/13/2017		100	103
Bank of America Corp.
6.400% due 08/28/2017		4,000	4,387
6.500% due 08/01/2016		20,100	21,207
6.875% due 04/25/2018		1,800	2,034
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,500	7,182
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,300	1,331
6.500% due 03/10/2021		2,100	2,279
7.250% due 04/22/2020		3,300	3,663
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	8,806
Blackstone CQP Holdco LP
9.296% due 03/18/2019		1,425	1,463
BNP Paribas S.A.
0.586% due 11/07/2015		9,300	9,306
Caixa Economica Federal
2.375% due 11/06/2017		2,000	1,930
Cantor Fitzgerald LP
6.500% due 06/17/2022		2,800	2,889
CIT Group, Inc.
4.250% due 08/15/2017		300	305
5.250% due 03/15/2018		6,900	7,150
5.500% due 02/15/2019		3,000	3,135
Citigroup, Inc.
0.551% due 06/09/2016		5,500	5,476
Countrywide Financial Corp.
6.250% due 05/15/2016		445	463
Credit Agricole S.A.
7.500% due 06/23/2026 (e)	GBP	2,500	3,884
8.375% due 10/13/2019 (e)		$2,600	3,029
Ford Motor Credit Co. LLC
1.054% due 01/17/2017		11,400	11,402
8.000% due 12/15/2016		3,500	3,815
General Electric Capital Corp.
3.800% due 06/18/2019		2,400	2,537
General Motors Financial Co., Inc.
3.150% due 01/15/2020		2,300	2,311
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		700	691
International Lease Finance Corp.
5.750% due 05/15/2016		8,540	8,764
6.750% due 09/01/2016		2,000	2,108
Intesa Sanpaolo SpA
3.125% due 01/15/2016		10,575	10,657
JPMorgan Chase & Co.
0.902% due 02/26/2016		4,800	4,807
1.100% due 10/15/2015		4,300	4,304
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,088
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,951

Lloyds Bank PLC
11.875% due 12/16/2021	EUR	2,500	3,203
Macquarie Bank Ltd.
6.625% due 04/07/2021		$8,700	9,968
Mizuho Bank Ltd.
0.731% due 09/25/2017		500	499
Navient Corp.
6.000% due 01/25/2017		1,250	1,303
8.780% due 09/15/2016	MXN	8,500	549
Novo Banco S.A.
4.000% due 01/21/2019	EUR	2,000	2,227
4.750% due 01/15/2018		1,500	1,700
5.875% due 11/09/2015		2,000	2,235
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$700	732
7.250% due 12/15/2021		600	623
Rabobank Group
6.875% due 03/19/2020	EUR	1,450	1,908
8.375% due 07/26/2016 (e)		$1,300	1,362
8.400% due 06/29/2017 (e)		200	217
Rio Oil Finance Trust
6.250% due 07/06/2024		600	591
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		170	170
6.990% due 10/05/2017 (e)		4,400	5,192
Santander Holdings USA, Inc.
3.000% due 09/24/2015		300	301
Springleaf Finance Corp.
6.900% due 12/15/2017		21,500	22,844
State Bank of India
4.500% due 07/27/2015		2,600	2,606
UBS AG
0.843% due 06/01/2017		1,700	1,696
1.133% due 06/01/2020		600	599
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,761
XLIT Ltd.
6.500% due 04/15/2017 (e)		220	189

			224,354

INDUSTRIALS 2.9%
Apple, Inc.
2.850% due 05/06/2021		1,300	1,319
Con-way, Inc.
7.250% due 01/15/2018		900	1,004
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		229	237
Dynegy, Inc.
6.750% due 11/01/2019		1,800	1,882
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,480	1,613
Hellenic Railways Organization S.A.
4.500% due 12/06/2016	JPY	1,200	6
ONEOK Partners LP
3.250% due 02/01/2016		$3,185	3,216
President and Fellows of Harvard College
6.500% due 01/15/2039		2,600	3,569
Rohm & Haas Co.
6.000% due 09/15/2017		574	627
Statoil ASA
0.736% due 11/08/2018		19,900	19,889

			33,362

UTILITIES 4.4%
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015		1,800	1,809
MarkWest Energy Partners LP
4.875% due 06/01/2025		600	588
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		850	659
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		569	392
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		200	205
Petrobras Global Finance BV
1.896% due 05/20/2016		400	395
2.000% due 05/20/2016		500	495
3.250% due 03/17/2017		500	493
3.500% due 02/06/2017		400	397
3.875% due 01/27/2016		8,000	8,044
4.375% due 05/20/2023		200	175
6.250% due 03/17/2024		300	290
6.850% due 06/05/2115		700	580
7.875% due 03/15/2019		2,720	2,895

Petroleos Mexicanos
8.000% due 05/03/2019	2,400	2,826
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	2,291	2,480
Shell International Finance BV
3.250% due 05/11/2025	1,900	1,883
4.375% due 05/11/2045	1,000	987
Verizon Communications, Inc.
2.036% due 09/14/2018	14,500	15,013
2.500% due 09/15/2016	1,303	1,324
3.000% due 11/01/2021	700	691
3.500% due 11/01/2024	3,200	3,114
3.650% due 09/14/2018	4,600	4,836

		50,571

Total Corporate Bonds & Notes (Cost $300,339)		308,287

MUNICIPAL BONDS & NOTES 4.3%
CALIFORNIA 3.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,330
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,496
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,204
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	1,500	2,086
7.550% due 04/01/2039	1,500	2,170
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	5,100	7,475
7.950% due 03/01/2036	9,200	11,144
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,122
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	129
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,965
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,293
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,045
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,173
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	232

		35,864

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	800	935

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,193
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	231

		1,424

MASSACHUSETTS 0.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	1,600	1,877

NEBRASKA 0.2%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,400	2,787

NEVADA 0.1%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	800	1,096

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,080

Total Municipal Bonds & Notes (Cost $43,238)		49,063

U.S. GOVERNMENT AGENCIES 33.0%
Fannie Mae
0.247% due 07/25/2037	913	858

0.437% due 05/25/2037	71	71
0.547% due 03/25/2037	111	111
0.787% due 05/25/2040	2,243	2,254
1.346% due 07/01/2044	162	166
1.779% due 08/01/2035	1,298	1,363
1.853% due 01/01/2035	226	238
1.940% due 08/01/2035	431	458
2.084% due 07/01/2035	1,400	1,493
2.137% due 09/01/2034	173	184
2.202% due 05/25/2035	166	172
2.247% due 04/01/2038	257	274
2.310% due 08/01/2022	200	199
2.313% due 03/01/2033	14	14
2.326% due 09/01/2037	52	56
2.365% due 07/01/2034	12	13
2.422% due 04/01/2038	87	94
2.482% due 04/01/2038	70	75
2.870% due 09/01/2027	3,400	3,328
3.000% due 07/01/2030 - 08/01/2045	68,000	68,193
3.334% due 01/25/2019	349	352
3.500% due 10/01/2025 - 08/01/2045	20,726	21,521
4.000% due 12/01/2018 - 08/01/2045	17,501	18,481
4.500% due 08/01/2018 - 08/13/2045	47,300	51,049
4.521% due 09/01/2035	66	70
5.000% due 05/11/2017 - 08/13/2045	9,946	10,977
5.500% due 12/01/2018 - 07/01/2041	49,906	56,151
5.863% due 02/01/2031	1	1
6.000% due 10/01/2016 - 07/01/2045	38,183	43,440
6.500% due 06/01/2016 - 06/25/2044	125	142
7.000% due 08/01/2016 - 01/01/2018	1	0
7.500% due 09/01/2015 - 02/01/2027	98	109
Freddie Mac
0.896% due 10/15/2037	31	32
2.375% due 01/13/2022 - 12/01/2022	1,217	1,232
2.408% due 04/01/2033	3	3
2.435% due 04/01/2038	302	323
2.594% due 07/01/2030	10	10
2.938% due 08/15/2032	163	170
3.500% due 10/01/2025 - 11/01/2025	165	175
3.750% due 03/27/2019	700	760
4.000% due 08/01/2030 - 07/01/2045	40,740	43,029
4.500% due 02/01/2029 - 07/01/2045	12,947	13,978
5.000% due 10/01/2039	51	57
5.500% due 06/01/2019 - 01/01/2039	1,536	1,719
6.000% due 02/01/2016 - 05/01/2040	6,619	7,494
6.500% due 05/01/2016 - 05/15/2032	5,478	6,289
7.000% due 02/15/2027 - 07/01/2029	542	615
7.500% due 09/01/2025	5	6
Ginnie Mae
0.785% due 02/16/2030	40	41
1.625% due 06/20/2022 - 08/20/2027	320	331
1.750% due 01/20/2024 - 02/20/2032	555	576
3.500% due 08/01/2045	3,000	3,100
4.000% due 09/20/2040	84	90
5.000% due 03/15/2033 - 07/01/2045	5,813	6,451
6.000% due 04/15/2037	39	44
7.000% due 08/15/2031 - 02/20/2032	13	16
Small Business Administration
4.430% due 05/01/2029	7,606	8,298
5.130% due 09/01/2023	145	158
5.520% due 06/01/2024	900	986

Total U.S. Government Agencies (Cost $371,212)		377,890

U.S. TREASURY OBLIGATIONS 40.1%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	9,900	8,673
2.750% due 08/15/2042	5,000	4,636
2.750% due 11/15/2042	4,800	4,446
3.000% due 05/15/2042	3,000	2,926
3.000% due 11/15/2044	15,400	14,995
3.125% due 02/15/2042	4,100	4,105
3.125% due 08/15/2044 (g)	28,600	28,515
3.375% due 05/15/2044 (g)	58,600	61,269
3.750% due 11/15/2043	2,200	2,463
4.250% due 05/15/2039	7,500	9,017
4.375% due 11/15/2039 (g)	13,100	16,046
4.375% due 05/15/2040	500	613
4.500% due 08/15/2039	5,900	7,358
4.625% due 02/15/2040	1,100	1,397
6.125% due 08/15/2029	3,900	5,510
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022 (i)	33,641	33,371
0.125% due 01/15/2023	1,332	1,308
0.375% due 07/15/2023 (i)	6,506	6,525
0.625% due 07/15/2021	33,275	34,333

0.750% due 02/15/2045		2,612	2,368
1.250% due 07/15/2020 (i)		2,712	2,900
1.375% due 02/15/2044		2,132	2,259
1.750% due 01/15/2028		33,427	37,775
2.000% due 01/15/2026		18,833	21,582
2.375% due 01/15/2025		13,806	16,221
2.375% due 01/15/2027		12,787	15,265
2.500% due 01/15/2029		6,501	7,995
3.625% due 04/15/2028		1,170	1,592
3.875% due 04/15/2029		6,620	9,361
U.S. Treasury Notes
1.375% due 03/31/2020 (i)		1,300	1,286
2.000% due 10/31/2021 (i)		3,800	3,803
2.000% due 02/15/2025 (g)		18,900	18,338
2.125% due 05/15/2025		13,500	13,234
2.250% due 11/15/2024 (g)(i)		53,500	53,086
2.375% due 08/15/2024 (k)		1,600	1,607
2.500% due 05/15/2024		1,900	1,930
2.750% due 02/15/2024 (k)		1,700	1,763

Total U.S. Treasury Obligations (Cost $458,547)			459,871

MORTGAGE-BACKED SECURITIES 8.3%
Adjustable Rate Mortgage Trust
2.828% due 11/25/2035		3,657	3,700
Arran Residential Mortgages Funding PLC
1.391% due 05/16/2047	EUR	1,741	1,949
Banc of America Commercial Mortgage Trust
5.783% due 04/10/2049		$230	241
Banc of America Mortgage Trust
2.651% due 09/25/2034		2,790	2,749
BCAP LLC Trust
5.401% due 03/26/2037		460	451
BCRR Trust
5.858% due 07/17/2040		1,450	1,548
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		846	891
5.405% due 12/11/2040		83	84
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046		1,114	854
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		156	161
Countrywide Alternative Loan Trust
0.357% due 05/25/2047		1,376	1,192
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,385	2,491
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		612	614
Granite Master Issuer PLC
0.367% due 12/20/2054		5,901	5,876
0.387% due 12/20/2054		273	272
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		2,720	2,861
GS Mortgage Securities Trust
5.553% due 04/10/2038		140	141
HarborView Mortgage Loan Trust
2.816% due 07/19/2035		574	566
HSI Asset Loan Obligation Trust
2.640% due 09/25/2037 ^		5,436	4,352
Indus Eclipse PLC
0.741% due 01/25/2020	GBP	1,799	2,794
IndyMac Adjustable Rate Mortgage Trust
1.742% due 01/25/2032		$9	8
IndyMac Mortgage Loan Trust
2.424% due 01/25/2036 ^		1,891	1,571
2.918% due 01/25/2037 ^		5,660	5,452
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,451	3,605
5.420% due 01/15/2049		112	117
5.440% due 06/12/2047		2,100	2,203
JPMorgan Commercial Mortgage-Backed Securities Trust
5.708% due 03/18/2051		1,800	1,917
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		4,057	3,363
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,712	1,809
5.858% due 07/15/2040		82	87
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		4,067	3,895
MASTR Alternative Loan Trust
5.000% due 11/25/2018		1,579	1,596
MASTR Asset Securitization Trust
4.500% due 11/25/2018		443	452
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		551	575
5.485% due 03/12/2051		3,000	3,172

Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045		1,114	1,181
Residential Accredit Loans, Inc. Trust
0.372% due 08/25/2036		3,699	2,949
0.377% due 07/25/2036		3,405	2,748
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037		2,377	1,796
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035		169	166
Thornburg Mortgage Securities Trust
5.102% due 10/25/2046		3,190	3,129
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		172	179
5.342% due 12/15/2043		4,000	4,205
5.509% due 04/15/2047		8,675	9,086
6.150% due 02/15/2051		113	119
WaMu Mortgage Pass-Through Certificates Trust
1.358% due 11/25/2042		145	136
2.411% due 03/25/2037		3,326	3,159
3.847% due 12/25/2036 ^		1,919	1,794
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		491	485

Total Mortgage-Backed Securities (Cost $92,753)			94,741

ASSET-BACKED SECURITIES 4.3%
Bear Stearns Asset-Backed Securities Trust
0.347% due 08/25/2036		874	763
Carrington Mortgage Loan Trust
0.507% due 10/25/2035		33	33
Countrywide Asset-Backed Certificates
0.417% due 05/25/2037		2,300	1,455
0.667% due 12/25/2031		204	154
Countrywide Asset-Backed Certificates Trust
0.445% due 05/25/2036		32	32
0.915% due 07/25/2035		7,100	6,059
Duane Street CLO Ltd.
0.526% due 01/11/2021		974	970
GSAMP Trust
0.257% due 12/25/2036		410	228
HSI Asset Loan Obligation Trust
0.245% due 12/25/2036		315	133
JPMorgan Mortgage Acquisition Corp.
0.595% due 10/25/2035 ^		3,300	2,716
Morgan Stanley ABS Capital, Inc. Trust
0.337% due 06/25/2036		7,019	6,439
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037		486	266
New Century Home Equity Loan Trust
3.187% due 01/25/2033		2,309	2,086
Option One Mortgage Loan Trust
0.407% due 02/25/2037		6,121	3,668
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.987% due 12/25/2034		6,490	5,498
2.062% due 12/25/2034		6,460	5,064
Penta CLO S.A.
0.268% due 06/04/2024	EUR	542	598
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$6,731	4,081
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		2,716	2,617
SLM Private Education Loan Trust
2.836% due 12/16/2019		329	331
Wells Fargo Home Equity Asset-Backed Securities Trust
0.517% due 05/25/2036		5,300	4,269
0.777% due 11/25/2035		1,000	911
Wood Street CLO BV
0.305% due 11/22/2021	EUR	774	858

Total Asset-Backed Securities (Cost $48,019)			49,229

SOVEREIGN ISSUES 11.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,111
4.125% due 09/15/2017	EUR	1,000	1,162
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (c)	BRL	86,500	26,884
0.000% due 01/01/2016 (c)		65,500	19,682
0.000% due 01/01/2017 (c)		8,000	2,113
Export-Import Bank of Korea
4.000% due 01/29/2021		$9,500	10,131
Korea Development Bank
3.250% due 09/20/2016		800	820
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,015

Mexico Government International Bond
8.000% due 06/11/2020	MXN	3,300	236
10.000% due 12/05/2024		19,700	1,608
Province of Ontario
1.100% due 10/25/2017		$2,900	2,905
1.650% due 09/27/2019		7,800	7,771
3.000% due 07/16/2018		1,200	1,259
3.150% due 06/02/2022	CAD	8,400	7,256
4.000% due 10/07/2019		$4,400	4,808
4.000% due 06/02/2021	CAD	8,900	8,059
4.200% due 06/02/2020		7,100	6,433
Province of Quebec
3.500% due 07/29/2020		$1,000	1,072
3.500% due 12/01/2022	CAD	3,000	2,646
4.250% due 12/01/2021		6,000	5,522
4.500% due 12/01/2020		1,100	1,016
Republic of Germany
2.500% due 07/04/2044	EUR	700	953
4.250% due 07/04/2039		7,300	12,609
4.750% due 07/04/2040		500	931
Republic of Greece Government International Bond
5.250% due 02/01/2016	JPY	700	3
Sweden Government International Bond
2.500% due 05/12/2025	SEK	9,600	1,324

Total Sovereign Issues (Cost $149,239)			129,329

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		2,000	2,486
GMAC Capital Trust
8.125% due 02/15/2040		155,600	4,042
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		6,000	7,868

			14,396

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	154

Total Preferred Securities (Cost $14,351)			14,550

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.8%
COMMERCIAL PAPER 0.7%
Ford Motor Credit Co.
0.830% due 07/27/2015		$8,300	8,295

REPURCHASE AGREEMENTS (f) 0.9%			10,050

U.S. TREASURY BILLS 0.2%
0.007% due 09/03/2015 - 11/12/2015 (b)(g)		1,834	1,834

Total Short-Term Instruments (Cost $20,179)			20,179

Total Investments in Securities (Cost $1,505,288)			1,510,553

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	267,598	2,654

Total Short-Term Instruments (Cost $2,654)		2,654

Total Investments in Affiliates (Cost $2,654)		2,654

Total Investments 132.1% (Cost $1,507,942)		$1,513,207
Financial Derivative Instruments (h)(j) 4.0% (Cost or Premiums, net $(2,321))		45,986
Other Assets and Liabilities, net (36.1%)		(413,535)

Net Assets 100.0%		$1,145,658

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$5,300	U.S. Treasury Bonds 3.750% due 11/15/2043	$(5,418)	$5,300	$5,300
SSB	0.000	06/30/2015	07/01/2015	4,750	Fannie Mae 2.260% due 10/17/2022	(4,848)	4,750	4,750

Total Repurchase Agreements						$(10,266)	$10,050	$10,050

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.420%	06/18/2015	07/08/2015	$(794)	$(794)
	0.420	06/19/2015	07/08/2015	(3,176)	(3,176)
GRE	0.220	06/16/2015	07/08/2015	(6,240)	(6,241)
	0.440	06/17/2015	07/07/2015	(8,667)	(8,669)
JPS	0.200	05/15/2015	07/13/2015	(814)	(814)
	0.250	05/15/2015	07/13/2015	(26,669)	(26,677)
	0.300	05/26/2015	07/27/2015	(48,160)	(48,175)
	0.450	06/30/2015	07/01/2015	(5,333)	(5,333)

Total Reverse Repurchase Agreements					$(99,879)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
GSC	0.260%	06/24/2015	07/01/2015		$(4,384)	$(4,385)
	0.350	06/02/2015	07/02/2015		(1,515)	(1,515)
MSC	0.370	06/05/2015	07/06/2015		(14,816)	(14,826)
TDM	0.949	06/11/2015	07/10/2015	CAD	(34,990)	(28,054)

Total Sale-Buyback Transactions						$(48,780)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $179,833 at a weighted average interest rate of 0.194%.
(3)	Payable for sale-buyback transactions includes $24 of deferred price drop.

(g)	Securities with an aggregate market value of $149,012 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$96.000	12/14/2015	331	$3	$2

Total Purchased Options				$3	$2

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August Futures	$125.000	07/24/2015	82	$(35)	$(34)
Put - CBOT U.S. Treasury 10-Year Note August Futures	125.500	07/24/2015	46	(27)	(27)
Call - CBOT U.S. Treasury 10-Year Note August Futures	126.500	07/24/2015	68	(43)	(47)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.000	07/24/2015	137	(58)	(69)
Call - CBOT U.S. Treasury 10-Year Note August Futures	127.500	07/24/2015	66	(26)	(27)

				$(189)	$(204)

Total Written Options				$(189)	$(204)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	159	$(85)	$4	$0
90-Day Eurodollar December Futures	Short	12/2017	321	(59)	4	0
90-Day Eurodollar March Futures	Short	03/2017	943	(289)	12	0
90-Day Eurodollar March Futures	Short	03/2018	554	(53)	7	0
90-Day Eurodollar September Futures	Long	09/2015	112	(1)	0	(1)
90-Day Eurodollar September Futures	Short	09/2016	1,423	(459)	36	0
Australia Government 10-Year Bond September Futures	Long	09/2015	17	8	26	(7)
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	45	15	17	(2)
Call Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	76	14	17	(2)
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	119	(1)	4	(5)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond August Futures	Short	07/2015	91	3	5	(2)
Canada Government 10-Year Bond September Futures	Short	09/2015	108	(83)	0	(207)
Euro-Bobl September Futures	Long	09/2015	88	22	75	0
Euro-Bund 10-Year Bond September Futures	Long	09/2015	413	(525)	988	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	5	(68)	20	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	118	31	0	(5)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	146	92	0	(5)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	162	(135)	10	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	24	(6)	0	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	527	83	0	(124)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2017	151	29	0	(33)

Total Futures Contracts				$(1,467)	$1,225	$(397)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.500%	06/17/2016		$25,500	$(48)	$(20)	$1	$0
Receive	3-Month CAD-Bank Bill	2.700	12/19/2024	CAD	10,500	(454)	268	0	(144)
Receive	3-Month USD-LIBOR	2.000	12/16/2019		$1,100	(8)	(2)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		80,900	28	(323)	24	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		57,900	243	(70)	8	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		7,800	61	(18)	6	0
Receive	3-Month USD-LIBOR	2.750	06/19/2043		62,100	2,154	(2,116)	125	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		71,700	3,680	(527)	164	0
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	49,400	(426)	132	0	(121)
Receive	6-Month GBP-LIBOR	1.880	10/05/2017		19,300	(378)	96	0	(49)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		9,800	(43)	(21)	0	(28)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		23,700	(6)	12	0	(74)
Receive	28-Day MXN-TIIE	3.540	08/31/2015	MXN	196,000	(6)	(6)	0	0
Receive	28-Day MXN-TIIE	3.605	12/18/2015		247,000	(18)	(18)	0	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016		335,300	481	1	15	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		75,000	142	(3)	15	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		46,000	39	18	16	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		503,700	266	45	225	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		61,700	(29)	3	28	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		279,900	(323)	(304)	127	0
Pay	28-Day MXN-TIIE	5.795	12/10/2021		8,700	1	0	4	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		5,400	3	2	3	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		39,300	36	17	14	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		66,100	2	1	46	0

						$5,397	$(2,833)	$821	$(416)

Total Swap Agreements						$5,397	$(2,833)	$821	$(416)

(1)	Unsettled variation margin asset of $54 for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $18,443 and cash of $6,026 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015	$	28,512	CAD	34,990	$0	$(498)
BOA	07/2015		2,176	MXN	32,818	0	(89)
	08/2015	EUR	9,700	$	12,972	2,153	0
	08/2015	ILS	106,593		27,527	0	(721)
	08/2015	JPY	304,444		3,000	511	0
	06/2016	EUR	37,800		51,753	9,304	0
	06/2016	$	2,209	EUR	1,636	0	(372)
BPS	07/2015	BRL	3,924	$	1,265	3	0
	07/2015	JPY	4,888,735		39,565	0	(380)
	07/2015	$	1,264	BRL	3,924	0	(2)
	07/2015		3,532	JPY	436,100	32	0
	07/2015		20,834	MXN	321,123	0	(411)
	08/2015	BRL	3,924	$	1,250	3	0
	10/2015		43,000		15,786	2,402	0
	01/2016		29,000		11,264	2,511	0
	01/2018		121		35	5	0
BRC	07/2015	MXN	11,062		729	25	0
	07/2015	RUB	24,998		448	0	(4)
	06/2016	EUR	7,100		9,763	1,787	0
CBK	07/2015	AUD	1,839		1,402	0	(17)
	07/2015	MXN	63,989		4,129	59	0
	07/2015	$	27,464	EUR	24,322	0	(349)
	07/2015		1,543	JPY	191,200	19	0
	07/2015		1,175	MXN	17,834	0	(41)
	08/2015		2,075	INR	134,557	24	0
	09/2015	MXN	254,325	$	16,088	8	0
DUB	07/2015	BRL	18,772		6,919	882	0
	07/2015	GBP	9,938		15,229	0	(386)
	07/2015	MXN	31,936		2,103	72	0
	07/2015	$	6,050	BRL	18,772	0	(13)
	07/2015		1,399	MXN	21,214	0	(50)
	08/2015	EUR	500	$	669	111	0
	10/2015	BRL	26,000		9,962	1,869	0
	01/2016		2,594		900	117	0
	02/2016	EUR	1,800		2,422	408	0
	06/2016		3,913		5,358	964	0
	06/2016	$	4,602	EUR	3,405	0	(779)
FBF	07/2015	BRL	479	$	197	43	0
	07/2015	MXN	22,287		1,450	33	0
	07/2015	RUB	151,292		2,662	0	(75)
	07/2015	$	154	BRL	479	0	0
	08/2015	RUB	22,827	$	417	10	0
	10/2015	BRL	67,000		25,080	4,225	0
GLM	07/2015		27,527		11,298	2,444	0
	07/2015	CAD	44,197		35,579	193	0
	07/2015	MXN	42,852		2,809	83	0
	07/2015	$	1,607	AUD	2,106	18	0
	07/2015		8,872	BRL	27,527	0	(18)
	07/2015		3,050	CAD	3,807	0	(2)
	07/2015		405	ILS	1,547	5	0
	07/2015		15,283	JPY	1,887,100	136	0
	08/2015	CHF	273	$	293	0	0
	08/2015	EUR	3,601		4,032	16	0
	08/2015	JPY	1,690,200		13,712	0	(103)
	08/2015	SEK	11,235		1,353	0	(3)
	08/2015	$	1,784	EUR	1,591	0	(10)
	09/2015	MXN	15,532	$	1,001	19	0
HUS	07/2015		5,674		373	12	0
	07/2015	RUB	160,885		2,828	0	(83)
	07/2015	$	1,591	MXN	24,231	0	(50)
	08/2015	JPY	875,400	$	8,585	1,429	0
	09/2015	MXN	19,833		1,275	21	0
JPM	07/2015	BRL	28,000		11,522	2,516	0
	07/2015	EUR	7,102		7,977	62	(3)
	07/2015	RUB	63,889		1,125	0	(31)
	07/2015	$	9,025	BRL	28,000	0	(19)
	07/2015		3,736	EUR	3,430	88	0
	07/2015		1,081	GBP	698	16	0
	07/2015		4,551	INR	292,720	40	0
	09/2015	KRW	4,001,833	$	3,593	25	0
	10/2015	$	15,071	BRL	49,500	336	0
	01/2016	BRL	5,500	$	1,902	242	0
	01/2018	$	35	BRL	121	0	(5)
MSB	07/2015	BRL	70,854	$	22,837	48	0
	07/2015	$	23,087	BRL	70,854	0	(298)
	07/2015		15,378	GBP	9,785	0	(4)
	07/2015		14,702	JPY	1,813,635	117	0
	07/2015		8,932	RUB	487,073	0	(119)
	08/2015	GBP	9,785	$	15,375	4	0
	08/2015	JPY	1,813,635		14,707	0	(118)
	08/2015	RUB	487,073		8,807	118	0
	08/2015	SAR	2,410		642	0	(1)
	08/2015	$	641	SAR	2,410	2	0
	06/2016	EUR	9,970	$	13,712	2,517	0
NAB	06/2016		21,691		29,783	5,422	0
	07/2016		15,585		21,143	3,613	0
SCX	07/2015		43,078		48,271	246	0
	07/2015	MXN	272,969		17,510	149	0
	08/2015	$	48,292	EUR	43,078	0	(246)
	08/2015		4,807	INR	310,228	34	0
	09/2015		17,408	MXN	272,969	0	(150)
SOG	07/2015	RUB	86,009	$	1,546	0	(10)
	08/2015		132,472		2,388	25	0
UAG	07/2015	EUR	689		776	8	0
	07/2015	GBP	545		829	0	(27)
	07/2015	JPY	1,600,500		12,997	0	(81)
	07/2015	MXN	72,851		4,752	118	0
	07/2015	$	25,215	EUR	23,117	557	0
	07/2015		17,533	JPY	2,161,200	126	0
	07/2015		5,116	MXN	77,698	0	(174)
	08/2015	EUR	12,182	$	13,658	71	0
	09/2015	MXN	8,288		531	7	0
	01/2016	BRL	31,000		11,967	2,610	0

Total Forward Foreign Currency Contracts						$51,073	$(5,742)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	$5,500	$12	$1
MSB	Call - OTC USD versus SAR		3.759	07/30/2015	1,800	5	0

						$17	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100%	01/29/2016	$79,000	$297	$172
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	07/30/2015	3,600	50	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.100	01/19/2016	15,300	64	34
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.150	07/20/2015	15,400	72	8
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	01/30/2018	14,600	207	114
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	45,000	75	46
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/29/2016	7,400	67	21
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.750	01/29/2016	7,400	115	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/12/2016	6,200	198	229
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.580	05/23/2016	14,500	410	546

							$1,555	$1,188

Total Purchased Options							$1,572	$1,189

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950%	08/19/2015	EUR 6,700	$(13)	$(14)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015	7,100	(16)	(14)

						$(29)	$(28)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus JPY	JPY	123.150	07/29/2015		$1,652	$(11)	$(11)
BOA	Call - OTC EUR versus USD		$1.145	07/30/2015	EUR	12,124	(77)	(73)
	Call - OTC USD versus INR	INR	65.100	07/15/2015		$1,900	(12)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		900	(50)	(6)
BPS	Put - OTC EUR versus USD		$1.090	08/06/2015	EUR	2,100	(20)	(20)
BRC	Put - OTC EUR versus USD		1.110	07/29/2015		592	(7)	(7)
CBK	Put - OTC EUR versus USD		1.110	07/29/2015		9,608	(120)	(119)
	Call - OTC USD versus ILS	ILS	4.000	07/29/2015		$1,800	(11)	(1)
	Call - OTC USD versus JPY	JPY	123.550	07/28/2015		5,384	(26)	(25)
	Put - OTC USD versus JPY		99.000	09/30/2015		2,500	(26)	0
DUB	Call - OTC USD versus ILS	ILS	4.000	07/27/2015		2,200	(17)	(1)
FBF	Call - OTC EUR versus USD		$1.145	07/30/2015	EUR	476	(3)	(3)
GLM	Call - OTC USD versus ILS	ILS	3.980	08/04/2015		$900	(7)	(1)
	Call - OTC USD versus INR	INR	65.500	07/16/2015		100	(1)	0
	Call - OTC USD versus INR		65.500	07/24/2015		1,000	(7)	(1)
	Call - OTC USD versus INR		65.250	07/30/2015		1,300	(7)	(2)
	Call - OTC USD versus JPY	JPY	123.150	07/29/2015		5,548	(36)	(36)
HUS	Call - OTC USD versus INR	INR	65.000	07/02/2015		1,700	(9)	0
	Call - OTC USD versus JPY	JPY	123.400	07/28/2015		1,316	(7)	(7)
JPM	Put - OTC EUR versus USD		$1.101	07/28/2015	EUR	4,471	(47)	(46)
	Put - OTC USD versus INR	INR	61.500	07/15/2015		$1,600	(8)	0
	Call - OTC USD versus INR		65.000	07/15/2015		1,600	(14)	(1)
	Put - OTC USD versus JPY	JPY	109.000	11/10/2015		4,200	(80)	(5)
MSB	Call - OTC EUR versus USD		$1.140	07/21/2015	EUR	3,900	(23)	(20)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		$4,400	(75)	(5)
UAG	Call - OTC USD versus INR	INR	65.400	07/16/2015		1,700	(10)	(1)
	Put - OTC USD versus JPY	JPY	100.000	07/03/2015		1,900	(13)	0
UBS	Put - OTC EUR versus USD		$1.104	07/28/2015	EUR	929	(10)	(10)

							$(734)	$(402)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$(55)	$(4)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(10)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	6,400	(83)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	(1)

						$(295)	$(19)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.730%	01/29/2016	$79,000	$(112)	$(38)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.915	01/29/2016	79,000	(193)	(88)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.430	07/30/2015	3,600	(22)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.590	07/30/2015	3,600	(34)	0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.700	01/19/2016	15,300	(23)	(6)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900	01/19/2016	15,300	(41)	(16)
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.850	07/20/2015	15,400	(26)	0
	Call - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000	07/20/2015	15,400	(46)	(1)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/30/2018	14,600	(76)	(32)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	01/30/2018	14,600	(132)	(64)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.500	01/19/2016	29,900	(18)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016	15,100	(9)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.650	01/19/2016	29,900	(33)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016	15,100	(15)	(8)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/16/2018)	3-Month USD-LIBOR	Pay	2.500	05/12/2016	58,900	(198)	(189)
	Put - OTC 2-Year Interest Rate Swap (Effective 05/25/2018)	3-Month USD-LIBOR	Pay	2.500	05/23/2016	137,000	(428)	(458)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/14/2015	29,100	(382)	(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520	09/18/2015	64,400	(564)	(54)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.100	01/29/2016	7,400	(28)	(6)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.300	01/29/2016	7,400	(43)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	08/03/2015	13,800	(77)	(65)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	08/03/2015	13,800	(33)	(42)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/29/2016	7,400	(47)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.540	01/29/2016	7,400	(74)	(9)

							$(2,654)	$(1,133)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	$101.906	07/07/2015	$1,000	$(3)	$(1)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.102	07/07/2015	3,000	(10)	(3)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	101.770	07/07/2015	2,000	(7)	(1)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.277	07/07/2015	4,000	(14)	(6)

					$(34)	$(11)

Total Written Options					$(3,746)	$(1,593)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.121%	$1,500	$(29)	$36	$7	$0
	Japan Government International Bond	1.000	12/20/2015	0.083	200	3	(2)	1	0
	Mexico Government International Bond	1.000	03/20/2019	1.040	2,500	13	(16)	0	(3)
BPS	Petrobras International Finance Co.	1.000	12/20/2019	4.087	1,400	(140)	(31)	0	(171)
BRC	Petrobras International Finance Co.	1.000	12/20/2019	4.087	200	(35)	10	0	(25)
CBK	Brazil Government International Bond	1.000	09/20/2015	0.841	1,000	(16)	17	1	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	14,800	(29)	36	7	0
	Brazil Government International Bond	1.000	09/20/2020	2.587	700	(52)	(1)	0	(53)
	Indonesia Government International Bond	1.000	09/20/2015	0.444	500	(11)	12	1	0
DUB	Berkshire Hathaway, Inc.	1.000	06/20/2017	0.288	7,100	162	(60)	102	0
	Brazil Government International Bond	1.000	06/20/2016	0.976	10,300	(20)	25	5	0
	Export-Import Bank of China	1.000	06/20/2017	0.454	400	(17)	21	4	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121	1,500	19	(16)	3	0
	MetLife, Inc.	1.000	06/20/2017	0.269	12,300	264	(83)	181	0
FBF	Canadian Natural Resources Ltd.	1.000	06/20/2017	0.400	535	(21)	27	6	0
GST	Japan Government International Bond	1.000	12/20/2015	0.083	400	6	(4)	2	0
HUS	Brazil Government International Bond	1.000	09/20/2015	0.841	1,600	(16)	17	1	0
	Brazil Government International Bond	1.000	09/20/2020	2.587	1,200	(83)	(7)	0	(90)
JPM	Brazil Government International Bond	1.000	09/20/2015	0.841	2,000	(21)	22	1	0
	Indonesia Government International Bond	1.000	12/20/2015	0.444	1,300	(21)	25	4	0
MYC	Mexico Government International Bond	1.000	03/20/2019	1.040	15,000	80	(98)	0	(18)
RYL	China Government International Bond	1.000	09/20/2016	0.248	200	1	1	2	0
UAG	Brazil Government International Bond	1.000	09/20/2015	0.841	500	(5)	5	0	0

						$32	$(64)	$328	$(360)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,061	$0	$12	$12	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	12/20/2017	2,218	0	26	26	0

					$0	$38	$38	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
UAG	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	3,600	$7	$(39)	$0	$(32)

Total Swap Agreements							$39	$(65)	$366	$(392)

(k)	Securities with an aggregate market value of $621 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$7,414	$0	$7,414
Corporate Bonds & Notes
Banking & Finance	0	222,891	1,463	224,354
Industrials	0	33,125	237	33,362
Utilities	0	50,571	0	50,571
Municipal Bonds & Notes
California	0	35,864	0	35,864
Georgia	0	935	0	935
Illinois	0	1,424	0	1,424
Massachusetts	0	1,877	0	1,877
Nebraska	0	2,787	0	2,787
Nevada	0	1,096	0	1,096
New York	0	5,080	0	5,080
U.S. Government Agencies	0	377,890	0	377,890
U.S. Treasury Obligations	0	459,871	0	459,871
Mortgage-Backed Securities	0	93,887	854	94,741
Asset-Backed Securities	0	49,229	0	49,229
Sovereign Issues	0	129,329	0	129,329
Preferred Securities
Banking & Finance	4,042	10,354	0	14,396
Industrials	0	154	0	154
Short-Term Instruments
Commercial Paper	0	8,295	0	8,295
Repurchase Agreements	0	10,050	0	10,050
U.S. Treasury Bills	0	1,834	0	1,834
	$4,042	$1,503,957	$2,554	$1,510,553

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,654	$0	$0	$2,654

Total Investments	$6,696	$1,503,957	$2,554	$1,513,207

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,227	821	0	2,048
Over the counter	0	52,628	0	52,628
	$1,227	$53,449	$0	$54,676

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(485)	(532)	0	(1,017)
Over the counter	0	(7,727)	0	(7,727)

	$(485)	$(8,259)	$0	$(8,744)

Totals	$7,438	$1,549,147	$2,554	$1,559,139

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.6%
CORPORATE BONDS & NOTES 38.4%
BANKING & FINANCE 22.3%
ABN AMRO Bank NV
2.450% due 06/04/2020		$12,800	$12,738
AIA Group Ltd.
3.125% due 03/13/2023		3,000	2,941
Banco de Credito e Inversiones
3.000% due 09/13/2017		500	509
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,900	2,943
Banco Santander Chile
1.176% due 04/11/2017		2,200	2,195
3.875% due 09/20/2022		1,700	1,722
Bank of America Corp.
0.706% due 05/23/2017	EUR	2,600	2,882
1.046% due 09/15/2026		$400	368
2.600% due 01/15/2019		3,000	3,033
3.700% due 09/01/2015		6,700	6,728
5.750% due 12/01/2017		1,300	1,417
6.400% due 08/28/2017		8,800	9,652
6.500% due 08/01/2016		2,300	2,427
6.875% due 04/25/2018		3,400	3,842
Bank of America N.A.
0.566% due 06/15/2016		6,300	6,282
6.000% due 10/15/2036		600	712
Bank of Nova Scotia
0.586% due 04/11/2017		7,500	7,491
Barclays Bank PLC
10.179% due 06/12/2021		7,900	10,491
14.000% due 06/15/2019 (e)	GBP	4,300	8,824
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,110
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		100	101
BNP Paribas S.A.
0.586% due 11/07/2015		6,200	6,204
BPCE S.A.
0.846% due 11/18/2016		8,500	8,515
Caixa Economica Federal
2.375% due 11/06/2017		500	483
4.250% due 05/13/2019		200	199
Citigroup, Inc.
0.551% due 06/09/2016		4,600	4,580
0.798% due 05/01/2017		12,700	12,664
1.300% due 04/01/2016		3,600	3,609
4.450% due 01/10/2017		300	314
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,995
Credit Agricole S.A.
0.833% due 06/12/2017		800	800
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,800	2,697
Depfa ACS Bank
3.875% due 11/14/2016	EUR	7,000	8,196
5.500% due 04/25/2016		$2,700	2,816
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)		4,250	4,239
Dexia Credit Local S.A.
1.875% due 01/29/2020		11,400	11,266
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,052
Fifth Third Bancorp
0.701% due 12/20/2016		1,200	1,194
Ford Motor Credit Co. LLC
0.726% due 11/08/2016		1,300	1,297
1.054% due 01/17/2017		5,900	5,901
General Electric Capital Corp.
3.800% due 06/18/2019		600	634
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,923
3.150% due 01/15/2020		500	502
Goldman Sachs Group, Inc.
0.904% due 06/04/2017		600	599
0.954% due 05/22/2017		8,500	8,504
1.437% due 04/23/2020		11,000	11,120

5.350% due 01/15/2016		3,600	3,686
6.000% due 06/15/2020		5,940	6,787
7.500% due 02/15/2019		1,400	1,644
HBOS PLC
0.979% due 09/06/2017		4,300	4,296
HSBC Holdings PLC
6.500% due 05/02/2036		12,100	14,392
ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,551
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,740
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		1,900	1,921
JPMorgan Chase & Co.
0.794% due 02/15/2017		8,700	8,716
0.902% due 02/26/2016		200	200
5.300% due 05/01/2020 (e)		4,200	4,179
6.300% due 04/23/2019		6,900	7,904
Korea Exchange Bank
3.125% due 06/26/2017		1,200	1,232
Lloyds Bank PLC
3.500% due 05/14/2025		4,200	4,126
5.125% due 03/07/2025	GBP	2,000	3,778
MetLife, Inc.
5.250% due 06/15/2020 (e)		$4,200	4,174
Metropolitan Life Global Funding
0.651% due 04/10/2017		2,200	2,208
Morgan Stanley
0.755% due 10/15/2015		11,800	11,811
5.375% due 10/15/2015		3,000	3,040
7.300% due 05/13/2019		3,300	3,882
MUFG Americas Holdings Corp.
2.250% due 02/10/2020		4,400	4,348
MUFG Union Bank N.A.
1.031% due 09/26/2016		1,900	1,909
National Australia Bank Ltd.
0.562% due 06/30/2017		12,600	12,614
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	2,000	3,191
Navient Corp.
5.140% due 06/15/2016		$10,000	10,188
Rabobank Group
11.000% due 06/30/2019 (e)		7,900	10,043
Rio Oil Finance Trust
6.250% due 07/06/2024		1,000	985
6.750% due 01/06/2027		4,400	4,274
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		5,365	5,380
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,326
Sumitomo Mitsui Banking Corp.
0.596% due 07/11/2017		$7,500	7,478
1.350% due 07/18/2015		5,500	5,501
Toyota Motor Credit Corp.
0.566% due 05/17/2016		2,900	2,905
UBS AG
0.843% due 06/01/2017		2,300	2,295
1.133% due 06/01/2020		800	799
Wells Fargo & Co.
0.584% due 06/02/2017		5,300	5,294
3.000% due 02/19/2025		5,200	4,979
3.300% due 09/09/2024		4,500	4,430
7.980% due 03/15/2018 (e)		7,100	7,686

			381,603

INDUSTRIALS 9.5%
AbbVie, Inc.
1.200% due 11/06/2015		5,900	5,906
Actavis Funding SCS
3.000% due 03/12/2020		7,100	7,137
3.450% due 03/15/2022		5,300	5,253
Air Canada Pass-Through Trust
5.375% due 11/15/2022		973	1,012
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		11,800	11,674
3.600% due 11/28/2024		1,000	965
Apple, Inc.
2.150% due 02/09/2022		11,000	10,508
2.850% due 05/06/2021		500	507
Con-way, Inc.
7.250% due 01/15/2018		200	223
ConAgra Foods, Inc.
0.646% due 07/21/2016		7,300	7,281
Crown Castle Towers LLC
3.222% due 05/15/2042		4,400	4,330
3.663% due 05/15/2045		6,500	6,361

Flextronics International Ltd.
4.750% due 06/15/2025	4,300	4,271
Home Depot, Inc.
2.625% due 06/01/2022	8,500	8,370
Kinder Morgan, Inc.
3.050% due 12/01/2019	7,500	7,493
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	4,200	4,163
Medtronic, Inc.
3.500% due 03/15/2025	4,490	4,481
Merck & Co., Inc.
2.350% due 02/10/2022	5,900	5,706
2.750% due 02/10/2025	5,600	5,368
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018	4,800	4,924
Philip Morris International, Inc.
3.250% due 11/10/2024	4,300	4,232
President and Fellows of Harvard College
6.500% due 01/15/2039	5,600	7,688
Reynolds American, Inc.
3.250% due 06/12/2020	5,200	5,268
5.700% due 08/15/2035	4,300	4,459
SABMiller Holdings, Inc.
2.450% due 01/15/2017	3,600	3,657
Starbucks Corp.
4.300% due 06/15/2045	4,100	4,037
Statoil ASA
0.736% due 11/08/2018	6,400	6,397
Telefonica Emisiones S.A.U.
0.931% due 06/23/2017	4,800	4,790
Tencent Holdings Ltd.
2.875% due 02/11/2020	8,300	8,291
Wynn Las Vegas LLC
5.500% due 03/01/2025	8,200	7,851

		162,603

UTILITIES 6.6%
AT&T, Inc.
3.400% due 05/15/2025	3,900	3,711
BP Capital Markets PLC
2.521% due 01/15/2020	3,500	3,524
3.125% due 10/01/2015	5,700	5,739
3.506% due 03/17/2025	5,690	5,609
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	11,800	11,649
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015	2,400	2,411
Exelon Corp.
2.850% due 06/15/2020	4,300	4,323
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,900	2,059
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	4,000	4,075
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,300	2,359
3.000% due 09/19/2022	2,300	2,292
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,454	1,902
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	6,635	4,578
6.750% due 10/01/2023	2,482	1,787
Petrobras Global Finance BV
1.896% due 05/20/2016	2,500	2,469
2.000% due 05/20/2016	300	297
2.415% due 01/15/2019	1,300	1,205
2.643% due 03/17/2017	2,600	2,552
3.163% due 03/17/2020	100	95
3.250% due 03/17/2017	1,700	1,677
3.500% due 02/06/2017	1,200	1,190
3.875% due 01/27/2016	4,100	4,123
4.375% due 05/20/2023	200	175
5.750% due 01/20/2020	1,800	1,788
6.250% due 03/17/2024	600	581
6.850% due 06/05/2115	3,500	2,902
7.875% due 03/15/2019	2,500	2,661
Petroleos Mexicanos
8.000% due 05/03/2019	200	235
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	573	620
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	9,200	9,105
State Grid Overseas Investment Ltd.
3.125% due 05/22/2023	5,200	5,105

Verizon Communications, Inc.
0.681% due 06/09/2017	6,500	6,488
0.700% due 11/02/2015	2,100	2,097
2.036% due 09/14/2018	5,700	5,901
2.500% due 09/15/2016	2,949	2,997
3.650% due 09/14/2018	1,500	1,577

		111,858

Total Corporate Bonds & Notes (Cost $658,984)		656,064

MUNICIPAL BONDS & NOTES 3.0%
CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	3,300	4,490
6.918% due 04/01/2040	4,300	5,590
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	4,867
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,600	3,802
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,540
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	100
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	6,160
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,347

		32,896

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	843

NEW YORK 0.7%
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	696
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,061
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	4,200	4,137

		11,894

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,500	5,663

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	587

Total Municipal Bonds & Notes (Cost $48,085)		51,883

U.S. GOVERNMENT AGENCIES 22.6%
Fannie Mae
0.737% due 06/25/2041	10	10
0.875% due 12/20/2017 - 05/21/2018	1,400	1,397
1.875% due 09/18/2018	400	409
2.310% due 08/01/2022	100	100
2.935% due 11/01/2021	10,977	11,318
3.000% due 06/01/2029 - 08/01/2045	44,150	43,864
3.500% due 10/25/2041 - 08/01/2045	122,355	124,964
3.963% due 02/25/2033	6,409	6,065
4.000% due 07/01/2045 - 08/01/2045	87,000	91,933
4.500% due 02/01/2031 - 08/13/2045	62,345	67,321
5.000% due 05/11/2017 - 08/13/2045	5,722	6,314
5.375% due 06/12/2017	100	109
5.500% due 11/01/2032 - 07/01/2045	7,362	8,268
Freddie Mac
0.750% due 01/12/2018 (i)	4,900	4,876
1.250% due 08/01/2019 - 10/02/2019	1,900	1,875
3.750% due 03/27/2019	300	326
5.000% due 03/01/2024 - 12/01/2038	2,341	2,578
5.500% due 04/01/2038	619	693
Ginnie Mae
0.000% due 11/20/2039 (a)(c)	3,500	2,443
3.000% due 07/01/2045	2,000	2,015
3.500% due 07/01/2045 - 08/01/2045	8,000	8,268
5.000% due 05/15/2038 - 07/01/2045	1,004	1,111

Total U.S. Government Agencies (Cost $385,947)		386,257

U.S. TREASURY OBLIGATIONS 30.3%
U.S. Treasury Bonds
2.500% due 02/15/2045		42,700	37,409
2.750% due 08/15/2042		9,200	8,531
2.750% due 11/15/2042		12,900	11,948
2.875% due 05/15/2043		800	759
3.000% due 05/15/2042		14,700	14,338
3.000% due 11/15/2044		12,700	12,366
3.125% due 02/15/2042		5,200	5,206
3.125% due 02/15/2043		2,500	2,492
3.125% due 08/15/2044		26,100	26,022
3.375% due 05/15/2044		13,400	14,010
3.750% due 11/15/2043		800	896
4.250% due 05/15/2039		5,300	6,372
4.375% due 11/15/2039		7,500	9,186
4.375% due 05/15/2040		3,000	3,680
4.500% due 08/15/2039		7,100	8,854
4.625% due 02/15/2040		1,700	2,159
6.125% due 11/15/2027		4,900	6,785
6.125% due 08/15/2029		1,700	2,402
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022		35,749	35,416
0.125% due 07/15/2022 (i)		35,390	35,106
0.375% due 07/15/2023		1,220	1,223
0.625% due 07/15/2021 (i)		27,187	28,051
0.750% due 02/15/2042		1,047	956
0.750% due 02/15/2045		5,928	5,374
1.250% due 07/15/2020 (i)(k)		2,604	2,784
1.375% due 02/15/2044		102	108
1.750% due 01/15/2028		45,691	51,635
2.000% due 01/15/2026		16,569	18,987
2.375% due 01/15/2025		34,139	40,110
2.375% due 01/15/2027		11,145	13,304
2.500% due 01/15/2029		25,565	31,439
3.875% due 04/15/2029		2,015	2,849
U.S. Treasury Notes
2.000% due 08/31/2021 (k)		300	301
2.000% due 02/15/2025		2,200	2,135
2.125% due 05/15/2025 (g)		27,100	26,566
2.250% due 11/15/2024 (i)(k)		44,000	43,660
2.375% due 08/15/2024 (i)(k)		5,300	5,321

Total U.S. Treasury Obligations (Cost $536,562)			518,740

MORTGAGE-BACKED SECURITIES 12.1%
Adjustable Rate Mortgage Trust
0.437% due 10/25/2035		4,416	4,121
Aire Valley Mortgages PLC
0.286% due 09/20/2066	EUR	2,392	2,595
Alba PLC
0.707% due 11/21/2037	GBP	2,906	4,280
0.743% due 03/17/2039		5,500	7,907
1.763% due 04/24/2049		5,242	8,196
BAMLL Commercial Mortgage Securities Trust
1.406% due 01/15/2028		$8,200	8,210
Banc of America Funding Trust
2.699% due 05/25/2035		4,664	4,762
Banc of America Mortgage Trust
6.500% due 10/25/2031		16	16
BCAP LLC Trust
0.311% due 06/26/2037		2,447	2,396
0.355% due 09/26/2035		2,174	2,156
Bear Stearns Adjustable Rate Mortgage Trust
2.260% due 08/25/2035		208	210
2.354% due 02/25/2033		53	52
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		1,427	1,436
Chase Mortgage Finance Trust
2.554% due 02/25/2037		96	93
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.417% due 10/25/2035		3,346	3,107
Citigroup Mortgage Loan Trust, Inc.
2.356% due 09/25/2037		4,600	4,366
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.380% due 07/15/2044		1,130	1,131
Countrywide Home Loan Mortgage Pass-Through Trust
2.499% due 11/19/2033		549	541
Credit Suisse First Boston Mortgage Securities Corp.
2.526% due 09/25/2033		14	14
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,218	5,005

Deco - Bonn Ltd.
1.242% due 11/07/2024	EUR	5,054	5,638
Eurohome UK Mortgages PLC
0.721% due 06/15/2044	GBP	4,298	6,329
Eurosail PLC
1.521% due 06/13/2045		5,200	8,033
Granite Master Issuer PLC
0.137% due 12/20/2054	EUR	560	622
0.157% due 12/20/2054		732	813
0.750% due 12/20/2054	GBP	1,705	2,669
0.830% due 12/20/2054		781	1,224
Granite Mortgages PLC
0.892% due 03/20/2044		311	487
0.892% due 06/20/2044		287	450
Great Hall Mortgages PLC
0.416% due 06/18/2039		$3,994	3,705
GS Mortgage Securities Trust
3.206% due 02/10/2048		2,100	2,134
GSR Mortgage Loan Trust
2.682% due 09/25/2035		7,698	7,734
2.758% due 01/25/2035		2,307	2,209
HomeBanc Mortgage Trust
0.437% due 03/25/2035		1,653	1,482
Impac CMB Trust
0.967% due 10/25/2034		7,695	7,251
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		265	275
Kensington Mortgage Securities PLC
0.456% due 06/14/2040		2,924	2,741
Leek Finance PLC
0.501% due 12/21/2038		906	940
0.541% due 09/21/2038		272	284
0.852% due 12/21/2037	GBP	177	290
Ludgate Funding PLC
0.757% due 12/01/2060		4,064	5,901
Mansard Mortgages Parent Ltd.
0.752% due 04/15/2047		1,228	1,748
MASTR Adjustable Rate Mortgages Trust
2.702% due 11/21/2034		$3,498	3,593
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035		945	898
1.098% due 01/25/2029		432	407
Money Partners Securities PLC
0.386% due 09/14/2039	EUR	2,056	2,182
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048		$6,000	5,916
3.150% due 03/15/2048		7,000	7,109
Morgan Stanley Capital Trust
5.362% due 11/14/2042		1,319	1,320
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045		7,627	8,083
Morgan Stanley Resecuritization Trust
0.441% due 04/26/2053		1,084	1,053
Prime Mortgage Trust
5.000% due 02/25/2019		1	1
ResLoC UK PLC
0.146% due 12/15/2043	EUR	7,603	7,722
RMAC PLC
0.701% due 06/12/2037	GBP	1,788	2,614
Sequoia Mortgage Trust
0.387% due 07/20/2036		$4,453	4,176
Structured Adjustable Rate Mortgage Loan Trust
2.445% due 09/25/2034		3,093	3,120
2.467% due 09/25/2034		6,995	6,955
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		824	797
5.505% due 07/25/2034		3,741	3,970
Thrones PLC
2.069% due 07/20/2044	GBP	4,084	6,465
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		$566	586
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 10/25/2045		8,470	7,942
Wells Fargo Mortgage-Backed Securities Trust
2.648% due 05/25/2035		4,144	4,243
2.648% due 06/25/2035		4,603	4,725

Total Mortgage-Backed Securities (Cost $208,216)			207,430

ASSET-BACKED SECURITIES 4.9%
Ally Auto Receivables Trust
0.480% due 02/15/2017		6,133	6,131
0.680% due 07/17/2017		5,016	5,016
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.637% due 01/25/2036		3,380	3,109

Auto ABS
0.600% due 09/27/2024	EUR	5,137	5,711
BA Credit Card Trust
0.516% due 06/15/2020		$8,300	8,311
Countrywide Asset-Backed Certificates
0.367% due 06/25/2036		60	59
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		35	37
Eagle Ltd.
2.570% due 12/15/2039		2,275	2,271
GSAMP Trust
1.037% due 02/25/2047		6,815	6,666
Nissan Auto Lease Trust
0.346% due 09/15/2016		3,386	3,385
OneMain Financial Issuance Trust
3.190% due 03/18/2026		8,100	8,215
Option One Mortgage Loan Trust
1.027% due 02/25/2033		1,429	1,340
Option One Mortgage Loan Trust Asset-Backed Certificates
0.627% due 11/25/2035		2,494	2,370
Park Place Securities, Inc.
0.637% due 09/25/2035		3,145	3,130
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.027% due 01/25/2036		2,000	1,921
Residential Asset Securities Corp. Trust
0.457% due 04/25/2036		3,578	3,453
0.637% due 09/25/2035		2,452	2,371
SLM Private Education Loan Trust
1.236% due 06/15/2023		498	500
SLM Student Loan Trust
0.777% due 10/25/2017		769	770
SpringCastle America Funding LLC
2.700% due 05/25/2023		5,815	5,853
Structured Asset Investment Loan Trust
1.087% due 01/25/2035		4,997	4,936
Sunrise SRL
0.488% due 08/27/2031	EUR	2,423	2,692
Wells Fargo Home Equity Asset-Backed Securities Trust
0.437% due 07/25/2036		$5,600	5,262

Total Asset-Backed Securities (Cost $83,227)			83,509

SOVEREIGN ISSUES 6.0%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	303
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (c)	BRL	13,000	4,040
0.000% due 01/01/2016 (c)		52,700	15,835
0.000% due 04/01/2016 (c)		55,000	15,994
Export-Import Bank of Korea
2.250% due 01/21/2020		$8,700	8,618
Korea Development Bank
3.500% due 08/22/2017		300	312
4.375% due 08/10/2015		5,000	5,020
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	16,886	1,157
4.500% due 11/22/2035 (d)		10,554	778
5.000% due 06/16/2016 (d)		5,857	391
8.000% due 06/11/2020		160,800	11,487
10.000% due 12/05/2024		65,800	5,371
Province of Ontario
1.100% due 10/25/2017		$600	601
1.600% due 09/21/2016		10,100	10,219
1.650% due 09/27/2019		600	598
3.000% due 07/16/2018		200	210
3.150% due 06/02/2022	CAD	1,200	1,037
4.000% due 10/07/2019		$900	983
4.400% due 04/14/2020		1,600	1,780
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	882
6.350% due 01/30/2026		$600	754
Republic of Germany
2.500% due 07/04/2044	EUR	800	1,089
2.500% due 08/15/2046		3,100	4,235
4.250% due 07/04/2039		4,600	7,945
4.750% due 07/04/2040		700	1,303
Slovenia Government International Bond
5.500% due 10/26/2022		$1,100	1,224

Total Sovereign Issues (Cost $109,834)			102,166

SHORT-TERM INSTRUMENTS 2.3%
CERTIFICATES OF DEPOSIT 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
1.126% due 05/16/2016	3,000	2,990
Credit Suisse
0.689% due 12/07/2015	4,300	4,301

		7,291

COMMERCIAL PAPER 1.6%
ENI Finance USA, Inc.
0.720% due 09/24/2015	13,500	13,482
Ford Motor Credit Co.
0.830% due 07/27/2015	11,000	10,993
1.100% due 11/02/2015	2,900	2,894
Tesco Treasury Services PLC
3.745% due 08/18/2015	1,000	995

		28,364

REPURCHASE AGREEMENTS (f) 0.1%		920

U.S. TREASURY BILLS 0.2%
0.010% due 08/13/2015 - 11/12/2015 (b)(g)(k)	2,990	2,990

Total Short-Term Instruments (Cost $39,565)		39,565

Total Investments in Securities (Cost $2,070,420)		2,045,614

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	169,161	1,678

Total Short-Term Instruments (Cost $1,678)		1,678

Total Investments in Affiliates (Cost $1,678)		1,678

Total Investments 119.7% (Cost $2,072,098)		$2,047,292
Financial Derivative Instruments (h)(j) 0.9% (Cost or Premiums, net $98)		15,575
Other Assets and Liabilities, net (20.6%)		(352,674)

Net Assets 100.0%		$1,710,193

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$920	Fannie Mae 2.260% due 10/17/2022	$(942)	$920	$920

Total Repurchase Agreements						$(942)	$920	$920

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	(0.050)%	07/01/2015	07/07/2015	$(1,577)	$(1,578)

Total Sale-Buyback Transactions					$(1,578)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $10,248 at a weighted average interest rate of (0.340%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop.

(g)	Securities with an aggregate market value of $2,727 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	319	$(228)	$8	$0
90-Day Eurodollar September Futures	Long	09/2015	507	5	7	(2)
Australia Government 10-Year Bond September Futures	Long	09/2015	27	13	35	(11)
Canada Government 10-Year Bond September Futures	Short	09/2015	13	(9)	0	(25)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	691	(1,259)	1,570	0
Euro-Buxl 30-Year Bond September Futures	Long	09/2015	13	(176)	51	0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	200	(102)	17	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	198	(70)	13	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2017	275	42	0	(65)

Total Futures Contracts				$(1,784)	$1,701	$(103)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$100,700	$(142)	$(143)	$7	$0
Receive	3-Month USD-LIBOR	1.750	12/14/2017		1,273,700	(1,594)	(1,594)	23	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		83,600	352	(145)	19	0
Pay	3-Month USD-LIBOR	2.250	12/16/2022		4,000	(20)	13	0	(2)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		9,800	77	(21)	7	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		143,500	7,221	(944)	385	0
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	68,700	(592)	118	0	(169)
Receive	6-Month GBP-LIBOR	1.837	10/06/2017		10,300	(188)	(187)	0	(26)
Receive	6-Month GBP-LIBOR	1.500	12/16/2017		67,900	(299)	(146)	0	(192)
Receive	6-Month GBP-LIBOR	1.500	03/16/2018		700	0	1	0	(2)
Pay	28-Day MXN-TIIE	5.010	10/10/2019	MXN	49,300	(14)	(14)	14	0
Pay	28-Day MXN-TIIE	6.320	11/12/2019		233,500	26	7	44	0
Pay	28-Day MXN-TIIE	5.270	02/05/2020		265,400	46	160	84	0
Pay	28-Day MXN-TIIE	5.615	06/02/2020		66,200	57	25	23	0
Pay	28-Day MXN-TIIE	5.750	06/08/2020		1,000	1	(2)	0	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		167,100	88	(365)	75	0
Pay	28-Day MXN-TIIE	6.040	09/21/2021		100	0	0	0	0
Pay	28-Day MXN-TIIE	5.877	09/23/2021		412,900	247	247	186	0
Pay	28-Day MXN-TIIE	5.770	09/30/2021		30,200	5	(70)	14	0
Pay	28-Day MXN-TIIE	5.608	10/08/2021		56,300	(26)	(17)	25	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		210,300	(243)	(248)	95	0
Pay	28-Day MXN-TIIE	5.850	12/21/2021		2,700	1	(7)	1	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		69,300	(103)	(160)	32	0
Pay	28-Day MXN-TIIE	6.000	06/07/2022		4,900	2	2	2	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		58,600	54	25	21	0

						$4,956	$(3,465)	$1,057	$(391)

Total Swap Agreements						$4,956	$(3,465)	$1,057	$(391)

(1)	Unsettled variation margin asset of $14 and liability of $(41) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $21,948 and cash of $9,107 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	GBP	37,476	$	57,588	$0	$(1,297)
	07/2015	$	244	MXN	3,674	0	(10)
	06/2016	EUR	14,650	$	20,059	3,608	0
	06/2016	$	862	EUR	638	0	(145)
BPS	07/2015	JPY	109,500	$	886	0	(9)
	07/2015	MXN	55,583		3,584	49	0
	10/2015	BRL	13,000		5,188	1,141	0
	01/2018		230		67	10	0
BRC	07/2015	RUB	58,869		1,055	0	(10)
	07/2015	$	748	INR	48,037	5	0
	06/2016	EUR	2,837	$	3,901	714	0
CBK	07/2015	AUD	2,460		1,875	0	(23)
	07/2015	BRL	26,000		8,380	17	0
	07/2015	MXN	113,202		7,244	44	0
	07/2015	$	8,303	BRL	26,000	60	0
	07/2015		23,707	EUR	21,085	17	(217)
	07/2015		809	MXN	12,482	0	(16)
	09/2015	MXN	208,459	$	13,187	6	0
	04/2016	BRL	26,000		7,676	50	0
DUB	07/2015	$	1,681	MXN	25,490	0	(60)
	08/2015	EUR	8,900	$	11,920	1,993	0
	02/2016		2,700		3,633	612	0
	06/2016		1,476		2,021	364	0
	06/2016	$	1,647	EUR	1,219	0	(279)
FBF	07/2015	BRL	222	$	91	20	0
	07/2015	RUB	270,531		4,742	0	(153)
	07/2015	$	72	BRL	223	0	0
	07/2015		222	MXN	3,405	0	(5)
GLM	07/2015	BRL	12,780	$	5,245	1,135	0
	07/2015	$	2,027	AUD	2,657	23	0
	07/2015		4,119	BRL	12,780	0	(9)
	07/2015		472	MXN	7,260	0	(10)
	08/2015	CHF	239	$	256	0	0
	08/2015	EUR	2,692		3,014	12	0
	08/2015	JPY	1,279,200		10,374	0	(82)
	08/2015	$	3,132	EUR	2,793	0	(17)
	04/2016	BRL	29,000	$	8,374	0	(132)
HUS	07/2015	$	596	MXN	8,998	0	(24)
	08/2015	ILS	101,198	$	26,129	0	(690)
JPM	07/2015	AUD	43		33	0	0
	07/2015	BRL	13,000		5,349	1,168	0
	07/2015	CAD	2,438		1,952	0	0
	07/2015	EUR	5,512		6,172	37	(10)
	07/2015	RUB	59,005		1,039	0	(29)
	07/2015	$	4,190	BRL	13,000	0	(9)
	07/2015		13,852	EUR	12,682	296	(9)
	07/2015		2,384	GBP	1,519	9	(6)
	01/2016	BRL	42,700	$	14,334	1,446	0
	01/2018	$	67	BRL	230	0	(9)
MSB	07/2015	RUB	104,027	$	1,871	0	(11)
	07/2015	$	51,361	EUR	45,896	0	(194)
	07/2015		888	JPY	109,500	7	0
	07/2015		12,003	RUB	654,508	0	(160)
	08/2015	EUR	45,896	$	51,382	193	0
	08/2015	JPY	109,500		888	0	(7)
	08/2015	RUB	654,508		11,835	159	0
	06/2016	EUR	3,984		5,479	1,006	0
NAB	06/2016		8,667		11,901	2,166	0
	07/2016		5,762		7,817	1,336	0
SCX	07/2015	$	1,266	INR	81,492	12	0
	07/2015		2,155	MXN	33,597	0	(18)
	08/2015		7,296	INR	470,891	52	0
	09/2015	MXN	33,597	$	2,143	18	0
SOG	07/2015	RUB	162,075		2,861	0	(72)
UAG	07/2015	EUR	74,151		80,926	15	(1,756)
	07/2015	MXN	54,839		3,568	80	0
	07/2015	$	56,454	GBP	35,957	43	0
	07/2015		2,883	MXN	44,404	0	(59)
	08/2015	EUR	7,830	$	8,780	47	0
	08/2015	GBP	35,957		56,442	0	(42)
	01/2016	BRL	10,000		3,860	842	0

Total Forward Foreign Currency Contracts						$18,812	$(5,579)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.305%	$1,000	$12	$(3)	$9	$0
	Mexico Government International Bond	1.000	09/20/2015	0.461	100	1	(1)	0	0
	Mexico Government International Bond	1.000	03/20/2019	1.040	1,000	4	(5)	0	(1)
	Mexico Government International Bond	1.000	09/20/2019	1.118	200	1	(2)	0	(1)
BPS	Petrobras International Finance Co.	1.000	12/20/2019	4.087	200	(29)	4	0	(25)
	Petrobras International Finance Co.	1.000	03/20/2020	4.148	200	(35)	9	0	(26)
BRC	China Government International Bond	1.000	09/20/2016	0.248	2,900	42	(14)	28	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087	100	(18)	6	0	(12)
CBK	Mexico Government International Bond	1.000	03/20/2016	0.461	500	(9)	11	2	0
DUB	Berkshire Hathaway, Inc.	1.000	09/20/2016	0.207	400	6	(2)	4	0
	JPMorgan Chase & Co.	1.000	09/20/2016	0.287	700	9	(3)	6	0
GST	Japan Government International Bond	1.000	12/20/2015	0.083	1,700	(16)	24	8	0
	Petrobras International Finance Co.	1.000	03/20/2020	4.148	100	(16)	3	0	(13)
HUS	China Government International Bond	1.000	09/20/2016	0.248	10,000	143	(48)	95	0
	Mexico Government International Bond	1.000	09/20/2016	0.566	100	1	0	1	0
	Mexico Government International Bond	1.000	09/20/2019	1.118	100	1	(1)	0	0
UAG	Japan Government International Bond	1.000	12/20/2015	0.083	2,600	1	11	12	0

						$98	$(11)	$165	$(78)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	100	$0	$(1)	$0	$(1)
FBF	Pay	28-Day MXN-TIIE	6.338	11/12/2019	MXN	162,800	0	19	19	0

							$0	$18	$19	$(1)

Total Swap Agreements							$98	$7	$184	$(79)

(k)	Securities with an aggregate market value of $2,181 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$381,603	$0	$381,603
Industrials	0	161,591	1,012	162,603
Utilities	0	111,858	0	111,858
Municipal Bonds & Notes
California	0	32,896	0	32,896
Mississippi	0	843	0	843
New York	0	11,894	0	11,894
Texas	0	5,663	0	5,663
Virginia	0	587	0	587
U.S. Government Agencies	0	386,257	0	386,257
U.S. Treasury Obligations	0	518,740	0	518,740
Mortgage-Backed Securities	0	207,430	0	207,430
Asset-Backed Securities	0	73,023	10,486	83,509
Sovereign Issues	0	102,166	0	102,166
Short-Term Instruments
Certificates of Deposit	0	7,291	0	7,291
Commercial Paper	0	28,364	0	28,364
Repurchase Agreements	0	920	0	920
U.S. Treasury Bills	0	2,990	0	2,990
	$0	$2,034,116	$11,498	$2,045,614

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,678	$0	$0	$1,678

Total Investments	$1,678	$2,034,116	$11,498	$2,047,292

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,701	1,057	0	2,758
Over the counter	0	18,996	0	18,996
	$1,701	$20,053	$0	$21,754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(103)	(391)	0	(494)
Over the counter	0	(5,658)	0	(5,658)

	$(103)	$(6,049)	$0	$(6,152)

Totals	$3,276	$2,048,120	$11,498	$2,062,894

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.9%
CORPORATE BONDS & NOTES 54.7%
BANKING & FINANCE 29.6%
Aegon NV
4.625% due 12/01/2015	$856	$869
Ally Financial, Inc.
3.500% due 07/18/2016	1,000	1,018
American Express Credit Corp.
0.581% due 09/22/2017	1,700	1,695
0.764% due 08/15/2019	1,000	989
American International Group, Inc.
5.050% due 10/01/2015	7,100	7,172
Banco Santander Brasil S.A.
4.625% due 02/13/2017	1,000	1,032
Banco Santander Chile
1.875% due 01/19/2016	900	902
Bank of America N.A.
0.696% due 05/08/2017	4,300	4,295
Bank of Nova Scotia
1.950% due 01/30/2017	200	203
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.550% due 09/09/2016	2,000	2,009
BBVA Bancomer S.A.
4.500% due 03/10/2016	2,500	2,559
Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	660
BPCE S.A.
1.527% due 04/25/2016	3,370	3,396
Citigroup, Inc.
0.551% due 06/09/2016	1,000	996
Corp. Andina de Fomento
0.829% due 01/29/2018	9,000	9,045
Credit Agricole S.A.
0.864% due 06/02/2017	2,000	2,001
Credit Suisse
0.969% due 01/29/2018	1,500	1,498
DBS Bank Ltd.
0.885% due 07/15/2021	2,000	1,988
Dexia Credit Local S.A.
0.676% due 01/11/2017	300	301
Eksportfinans ASA
2.000% due 09/15/2015	1,000	1,001
Ford Motor Credit Co. LLC
0.726% due 11/08/2016	1,500	1,497
1.118% due 03/12/2019	1,000	993
1.209% due 11/04/2019	3,000	2,993
1.214% due 01/09/2018	1,000	1,002
General Electric Capital Corp.
0.894% due 01/09/2020	5,400	5,437
General Motors Financial Co., Inc.
1.631% due 04/10/2018	3,200	3,227
1.835% due 01/15/2020	4,000	4,004
Goldman Sachs Group, Inc.
0.904% due 06/04/2017	5,200	5,194
1.437% due 04/23/2020	1,500	1,516
Hana Bank
1.404% due 11/09/2016	1,350	1,356
3.500% due 10/25/2017	1,000	1,038
HSBC Finance Corp.
0.713% due 06/01/2016	750	749
HSBC USA, Inc.
0.617% due 11/13/2017	2,900	2,893
0.733% due 03/03/2017	3,000	3,000
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	3,500	3,613
Industrial Bank of Korea
2.375% due 07/17/2017	3,300	3,355
International Lease Finance Corp.
8.625% due 09/15/2015	3,200	3,244
IPIC GMTN Ltd.
1.750% due 11/30/2015	2,000	2,013
JPMorgan Chase & Co.
0.794% due 02/15/2017	3,600	3,607
Kookmin Bank
1.375% due 01/15/2016	1,000	1,001
1.526% due 10/11/2016	500	504

Korea Exchange Bank
4.875% due 01/14/2016		1,300	1,326
Macquarie Group Ltd.
3.000% due 12/03/2018		1,700	1,730
Morgan Stanley
3.800% due 04/29/2016		1,500	1,533
MUFG Americas Holdings Corp.
0.849% due 02/09/2018		2,000	2,004
Navient Corp.
6.250% due 01/25/2016		1,246	1,273
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		1,000	1,003
Santander Bank N.A.
1.206% due 01/12/2018		1,500	1,499
Sumitomo Mitsui Banking Corp.
0.596% due 07/11/2017		400	399
U.S. Bank N.A.
0.759% due 10/28/2019		10,000	10,032
UBS AG
0.655% due 08/14/2017		2,000	1,996
0.915% due 08/14/2019		3,000	2,999
Wachovia Corp.
5.750% due 02/01/2018		600	662
Wells Fargo & Co.
0.686% due 09/14/2018		3,500	3,490
0.958% due 01/30/2020		500	498
Westpac Banking Corp.
0.653% due 12/01/2017		1,400	1,400

			127,709

INDUSTRIALS 17.8%
3M Co.
0.221% due 11/09/2018	EUR	5,800	6,474
AbbVie, Inc.
1.750% due 11/06/2017		$3,000	3,010
Actavis Funding SCS
1.368% due 03/12/2018		2,900	2,914
3.000% due 03/12/2020		900	905
Amgen, Inc.
0.664% due 05/22/2017		900	900
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		568	577
BAT International Finance PLC
0.796% due 06/15/2018		4,300	4,301
Becton Dickinson and Co.
0.736% due 06/15/2016		5,000	5,003
BMW U.S. Capital LLC
0.624% due 06/02/2017		1,400	1,396
Canadian Natural Resources Ltd.
0.657% due 03/30/2016		725	724
Chesapeake Energy Corp.
3.525% due 04/15/2019		200	183
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015		3,000	3,064
ConAgra Foods, Inc.
0.646% due 07/21/2016		2,000	1,995
CSX Corp.
5.600% due 05/01/2017		500	539
Daimler Finance North America LLC
0.726% due 05/18/2018		5,000	5,008
Devon Energy Corp.
0.736% due 12/15/2015		1,000	999
Enbridge, Inc.
0.734% due 06/02/2017		300	297
Harvest Operations Corp.
2.125% due 05/14/2018		1,000	1,006
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,300	1,309
Hyundai Capital America
1.875% due 08/09/2016		300	302
Kia Motors Corp.
3.625% due 06/14/2016		3,000	3,065
KLA-Tencor Corp.
2.375% due 11/01/2017		600	604
Lowe’s Cos., Inc.
0.702% due 09/10/2019		1,500	1,503
MGM Resorts International
7.500% due 06/01/2016		1,000	1,045
NBCUniversal Enterprise, Inc.
0.960% due 04/15/2018		1,000	1,005
Nissan Motor Acceptance Corp.
0.981% due 09/26/2016		2,600	2,613

Oracle Corp.
0.784% due 10/08/2019	2,600	2,624
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	2,000	2,014
Reynolds American, Inc.
2.300% due 06/12/2018	600	605
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	2,000	2,123
Statoil ASA
0.479% due 11/09/2017	5,000	4,982
Telefonica Emisiones S.A.U.
0.931% due 06/23/2017	2,500	2,495
3.992% due 02/16/2016	1,000	1,017
Transocean, Inc.
4.950% due 11/15/2015	1,624	1,646
Tyson Foods, Inc.
2.650% due 08/15/2019	400	403
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	3,300	3,305
Walgreens Boots Alliance, Inc.
0.726% due 05/18/2016	4,800	4,800

		76,755

UTILITIES 7.3%
AT&T, Inc.
0.665% due 02/12/2016	4,000	3,995
1.212% due 06/30/2020	3,000	3,015
Electricite de France S.A.
0.735% due 01/20/2017	1,800	1,803
Entergy Corp.
3.625% due 09/15/2015	1,000	1,004
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	202
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,462
KT Corp.
2.625% due 04/22/2019	2,000	2,024
Laclede Group, Inc.
1.024% due 08/15/2017	1,000	999
Petrobras Global Finance BV
1.896% due 05/20/2016	300	296
2.643% due 03/17/2017	1,100	1,080
3.875% due 01/27/2016	300	302
Plains All American Pipeline LP
3.950% due 09/15/2015	570	573
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,800	2,854
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017	1,000	1,001
Sprint Communications, Inc.
9.125% due 03/01/2017	2,000	2,170
Telecom Italia Capital S.A.
5.250% due 10/01/2015	500	505
Verizon Communications, Inc.
1.053% due 06/17/2019	600	597
1.816% due 09/15/2016	3,500	3,544
2.036% due 09/14/2018	3,000	3,106

		31,532

Total Corporate Bonds & Notes (Cost $236,097)		235,996

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
0.684% due 07/01/2041	1,100	1,100

Total Municipal Bonds & Notes (Cost $1,100)		1,100

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
0.486% due 12/25/2017	1,717	1,720
0.767% due 07/25/2041	3,354	3,399
Freddie Mac
0.586% due 11/15/2043	3,883	3,914

Total U.S. Government Agencies (Cost $8,991)		9,033

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Floating Rate Notes
0.089% due 04/30/2017 (d) †	900	900

U.S. Treasury Notes
0.625% due 12/15/2016 (d)		4,200	4,209

Total U.S. Treasury Obligations (Cost $5,092)			5,109

MORTGAGE-BACKED SECURITIES 2.4%
Asset Securitization Corp.
6.930% due 02/14/2043		2,537	2,690
Commercial Mortgage Trust
1.088% due 06/11/2027		2,200	2,200
6.586% due 07/16/2034		907	949
DBRR Trust
0.853% due 02/25/2045		47	47
Deco UK PLC
0.731% due 01/27/2020	GBP	623	943
JPMorgan Chase Commercial Mortgage Securities Trust
3.853% due 06/15/2043		$16	17
Morgan Stanley Capital Trust
3.884% due 09/15/2047		963	971
Wachovia Bank Commercial Mortgage Trust
5.559% due 10/15/2048		2,535	2,646

Total Mortgage-Backed Securities (Cost $10,598)			10,463

ASSET-BACKED SECURITIES 14.6%
AmeriCredit Automobile Receivables Trust
0.504% due 04/09/2018		7,032	7,033
BA Credit Card Trust
0.456% due 09/16/2019		11,000	10,992
0.516% due 06/15/2020		9,000	9,012
Chase Issuance Trust
0.386% due 05/15/2018		1,000	1,000
Citibank Credit Card Issuance Trust
0.315% due 12/17/2018		5,000	4,987
Cordatus CLO PLC
0.370% due 01/30/2024	EUR	4,692	5,175
Ford Credit Auto Lease Trust
0.346% due 03/15/2017		$2,244	2,244
Morgan Stanley Investment Management Mezzano BV
0.810% due 05/15/2024	EUR	508	563
Navient Private Education Loan Trust
0.686% due 12/15/2021		$4,246	4,247
Navient Student Loan Trust
0.539% due 07/25/2030		6,800	6,794
SLC Student Loan Trust
0.366% due 06/15/2022		2,455	2,452
SLM Student Loan Trust
0.367% due 10/25/2024		3,348	3,327
0.387% due 10/25/2024		997	995
0.427% due 01/27/2020		2,438	2,431
0.827% due 10/25/2017		483	483
SMB Private Education Loan Trust
0.786% due 07/17/2023		1,378	1,380

Total Asset-Backed Securities (Cost $63,119)			63,115

SOVEREIGN ISSUES 4.1%
Export-Import Bank of Korea
0.982% due 11/26/2016		1,000	1,006
1.027% due 01/14/2017		300	301
Japan Bank for International Cooperation
0.637% due 11/13/2018		10,000	10,064
Korea Development Bank
0.901% due 01/22/2017		1,000	1,000
3.500% due 08/22/2017		1,500	1,559
4.000% due 09/09/2016		2,000	2,066
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,500	1,506

Total Sovereign Issues (Cost $17,510)			17,502

SHORT-TERM INSTRUMENTS 16.5%
CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
0.746% due 02/17/2017		1,500	1,500

Intesa Sanpaolo SpA
1.656% due 04/11/2016	3,000	3,008

		4,508

COMMERCIAL PAPER 3.5%
ENI Finance USA, Inc.
0.550% due 10/26/2015	600	600
1.350% due 06/10/2016	2,500	2,472
Entergy Corp.
0.950% due 08/06/2015	4,000	3,996
Kansas City Southern Railway Co.
0.670% due 07/08/2015	2,000	2,000
Kinder Morgan, Inc.
1.250% due 07/16/2015	2,200	2,199
Thermo Fisher Scientific, Inc.
0.940% due 08/26/2015	4,000	3,994

		15,261

REPURCHASE AGREEMENTS (b) 7.3%		31,700

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
0.039% due 07/15/2015 †	700	700
0.040% due 07/10/2015 †	400	400
0.070% due 08/14/2015 - 08/19/2015 †	200	200

		1,300

U.S. TREASURY BILLS 4.4%
0.016% due 07/23/2015 - 11/05/2015 (a)(d)(f) †	19,162	19,162

Total Short-Term Instruments (Cost $71,930)		71,931

Total Investments in Securities (Cost $414,437)		414,249

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	2,216,877	21,987

Total Short-Term Instruments (Cost $21,988)		21,987

Total Investments in Affiliates (Cost $21,988)		21,987

Total Investments 101.0% (Cost $436,425)		$436,236
Financial Derivative Instruments (c)(e) (2.5%) (Cost or Premiums, net $0)		(10,865)
Other Assets and Liabilities, net 1.5%		6,501

Net Assets 100.0%		$431,872

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.250% †	06/30/2015	07/01/2015	$2,700	U.S. Treasury Notes 2.125% due 09/30/2021	$(2,753)	$2,700	$2,700
BOS	0.250 †	06/30/2015	07/01/2015	4,200	U.S. Treasury Bonds 3.625% due 02/15/2044	(4,321)	4,200	4,200
DEU	0.140 †	06/30/2015	07/01/2015	7,400	U.S. Treasury Bonds 3.625% due 02/15/2044	(7,513)	7,400	7,400
GSC	0.350 †	06/30/2015	07/01/2015	4,200	Freddie Mac 4.000% due 03/01/2043	(4,349)	4,200	4,200
JPS	0.250 †	06/30/2015	07/01/2015	13,200	U.S. Treasury Notes 0.625% due 06/30/2017	(13,491)	13,200	13,200

Total Repurchase Agreements						$(32,427)	$31,700	$31,700

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond September Futures	Short	09/2015	1,043	$(662)	$435	$(829)
Copper September Futures †	Short	09/2015	458	(2)	212	0
Nikkei 225 Index September Futures	Long	09/2015	246	(27)	131	(578)
S&P/Toronto Stock Exchange 60 September Futures	Short	09/2015	232	484	821	(204)
SPI 200 Index September Futures	Short	09/2015	292	616	681	(101)
Volatility S&P 500 Index July Futures	Short	07/2015	1,277	(2,602)	64	0
WTI Crude August Futures †	Long	07/2015	187	(201)	213	0

Total Futures Contracts				$(2,394)	$2,557	$(1,712)

(d)	Securities with an aggregate market value of $11,266 and cash of $3,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	08/2015	$	598	AUD	783	$5	$0
BOA	07/2015	AUD	38,208	$	29,450	46	(64)
	07/2015	CAD	6,000		5,005	202	0
	07/2015	EUR	79,166		86,863	166	(1,571)
	07/2015	GBP	1,812		2,769	0	(79)
	07/2015	JPY	9,300,000		75,207	0	(790)
	07/2015	$	29,189	AUD	36,544	1	(1,007)
	07/2015		13,232	CHF	12,375	7	0
	07/2015		238,097	EUR	213,625	1,104	(1,014)
	07/2015		156,455	GBP	101,375	2,822	0
	08/2015		837	AUD	1,084	0	(2)
	10/2015		25,263	EUR	22,500	0	(144)
BPS	07/2015	AUD	1,480	$	1,147	5	0
	07/2015	EUR	847		923	0	(22)
	07/2015	JPY	193,700		1,576	0	(7)
	07/2015	$	29,252	AUD	37,784	17	(129)
	07/2015		1,877	JPY	232,700	24	0
	08/2015	JPY	232,700	$	1,878	0	(24)
	08/2015	$	777	JPY	96,200	10	0
	10/2015	AUD	35,800	$	27,605	127	0
BRC	07/2015		35,800		27,775	166	0
	07/2015	CAD	43,257		34,709	80	0
	07/2015	$	41,680	CHF	38,000	0	(1,025)
FBF	07/2015	AUD	2,604	$	1,985	0	(24)
	07/2015	GBP	6,875		10,162	0	(640)
	07/2015	$	23,475	CAD	28,200	0	(900)
	08/2015	EUR	16,683	$	18,614	4	0
GLM	07/2015	CAD	47,843		38,366	65	0
	07/2015	CHF	50,375		52,972	0	(922)
	07/2015	$	28,009	CAD	34,318	0	(535)
	07/2015		29,196	CHF	27,250	0	(42)
	07/2015		1,731	EUR	1,544	1	(11)
HUS	07/2015	EUR	141,921	$	153,929	0	(4,308)
	07/2015	GBP	36,995		55,276	0	(2,850)
	07/2015	$	1,419	AUD	1,832	0	(5)
	07/2015		5,100	EUR	4,664	100	0
	08/2015		5,487		4,921	1	0
JPM	07/2015		2,352		2,101	0	(10)
	08/2015		925		826	0	(4)
MSB	07/2015	CAD	583	$	473	7	0
	07/2015	GBP	55,187		86,920	212	0
	07/2015	JPY	99,400		803	0	(9)
	07/2015	MXN	700,000		45,330	819	0
	07/2015	$	28,234	CAD	34,582	0	(550)
	07/2015		75,322	JPY	9,300,000	675	0
	07/2015		45,316	MXN	700,000	0	(805)
	10/2015	JPY	9,300,000	$	75,408	0	(686)
	10/2015	$	86,866	GBP	55,187	0	(212)
SCX	07/2015		488	JPY	60,400	5	0
SOG	07/2015	CHF	27,250	$	29,136	0	(17)
	07/2015	GBP	1,062		1,673	3	0
	10/2015	$	29,232	CHF	27,250	24	0

Total Forward Foreign Currency Contracts						$ 6,698	$ (18,408)

(f)	Securities with an aggregate market value of $11,146 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$127,709	$0	$127,709
Industrials	0	76,755	0	76,755
Utilities	0	31,532	0	31,532
Municipal Bonds & Notes
California	0	1,100	0	1,100
U.S. Government Agencies	0	9,033	0	9,033
U.S. Treasury Obligations	0	5,109	0	5,109
Mortgage-Backed Securities	0	10,463	0	10,463
Asset-Backed Securities	0	63,115	0	63,115
Sovereign Issues	0	17,502	0	17,502
Short-Term Instruments
Certificates of Deposit	0	4,508	0	4,508
Commercial Paper	0	15,261	0	15,261
Repurchase Agreements	0	31,700	0	31,700
Short-Term Notes	0	1,300	0	1,300
U.S. Treasury Bills	0	19,162	0	19,162
	$0	$414,249	$0	$414,249

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,987	$0	$0	$21,987

Total Investments	$21,987	$414,249	$0	$436,236

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,557	0	0	2,557
Over the counter	0	6,698	0	6,698
	$2,557	$6,698	$0	$9,255

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,712)	0	0	(1,712)
Over the counter	0	(18,408)	0	(18,408)

	$(1,712)	$(18,408)	$0	$(20,120)

Totals	$22,832	$402,539	$0	$425,371

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.9%
BANK LOAN OBLIGATIONS 0.9%
Chrysler Group LLC
3.500% due 05/24/2017		$5,740	$5,741
Community Health Systems, Inc.
3.534% due 12/31/2018		2,977	2,978
Dell, Inc.
3.750% due 10/29/2018		10,264	10,272
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		12,278	10,931
HCA, Inc.
2.937% due 03/31/2017		38,013	38,039
Hellenic Republic
3.930% due 03/30/2016 (h)	EUR	8,000	5,068
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		$1,906	1,917

Total Bank Loan Obligations (Cost $81,793)			74,946

CORPORATE BONDS & NOTES 24.9%
BANKING & FINANCE 18.1%
AGFC Capital Trust
6.000% due 01/15/2067		6,600	4,950
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	2,985
4.750% due 09/10/2018		5,000	5,169
6.250% due 12/01/2017		9,000	9,630
American Express Co.
4.900% due 03/15/2020 (g)		6,200	6,014
7.000% due 03/19/2018		5,400	6,125
Aviation Loan Trust
2.396% due 12/15/2022		8,675	8,058
Banco Santander Chile
1.875% due 01/19/2016		25,000	25,063
Bank of America Corp.
0.604% due 08/15/2016		30,390	30,270
0.825% due 03/28/2018	EUR	1,000	1,108
1.351% due 03/22/2018		$39,000	39,381
2.000% due 01/11/2018		2,200	2,208
3.958% due 10/21/2025	MXN	119,000	8,328
4.125% due 01/22/2024		$11,000	11,287
5.625% due 10/14/2016		200	211
5.650% due 05/01/2018		63,100	69,327
5.750% due 12/01/2017		14,275	15,557
6.000% due 09/01/2017		1,610	1,751
6.400% due 08/28/2017		7,150	7,842
6.500% due 08/01/2016		2,600	2,743
6.500% due 07/15/2018		300	337
6.875% due 04/25/2018		62,300	70,390
6.875% due 11/15/2018		300	344
7.800% due 09/15/2016		19,842	21,301
Bankia S.A.
0.198% due 01/25/2016	EUR	4,800	5,350
4.375% due 02/14/2017		2,500	2,928
Banque PSA Finance S.A.
4.250% due 02/25/2016		2,000	2,282
Barclays Bank PLC
7.700% due 04/25/2018 (g)		$2,259	2,509
10.000% due 05/21/2021	GBP	25,675	52,619
10.179% due 06/12/2021		$7,700	10,226
14.000% due 06/15/2019 (g)	GBP	27,431	56,292
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$26,200	28,840
7.250% due 02/01/2018		50,659	57,383
Blackstone CQP Holdco LP
9.296% due 03/18/2019		10,305	10,582
BPCE S.A.
5.150% due 07/21/2024		29,300	29,732
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	700	791
Citigroup, Inc.
0.674% due 05/31/2017		1,600	1,774
0.822% due 03/10/2017		$1,500	1,497
0.954% due 11/15/2016		1,920	1,924
1.237% due 07/25/2016		15,000	15,046
3.953% due 06/15/2016		200	205

6.000% due 08/15/2017		1,720	1,871
6.125% due 05/15/2018		6,640	7,411
Corp. Andina de Fomento
3.950% due 10/15/2021	MXN	242,468	15,696
Doric Nimrod Air Alpha Pass Through Trust
5.250% due 05/30/2025		$6,424	6,809
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,876	5,155
Eksportfinans ASA
2.000% due 09/15/2015		10,025	10,038
5.500% due 06/26/2017		10,000	10,622
Ford Motor Credit Co. LLC
1.529% due 05/09/2016		10,357	10,418
2.500% due 01/15/2016		4,200	4,234
3.984% due 06/15/2016		10,800	11,054
4.207% due 04/15/2016		29,040	29,704
4.250% due 02/03/2017		3,590	3,732
6.625% due 08/15/2017		14,500	15,913
8.000% due 12/15/2016		2,600	2,834
General Motors Financial Co., Inc.
2.750% due 05/15/2016		33,220	33,623
Goldman Sachs Group, Inc.
0.731% due 03/22/2016		850	850
5.750% due 10/01/2016		200	211
6.150% due 04/01/2018		300	334
HBOS PLC
0.787% due 09/01/2016	EUR	4,900	5,450
0.982% due 09/30/2016		$4,800	4,800
5.374% due 06/30/2021	EUR	10,000	12,629
HSBC Bank USA N.A.
6.000% due 08/09/2017		$19,100	20,773
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	504
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,445
International Lease Finance Corp.
6.750% due 09/01/2016		70,800	74,606
7.125% due 09/01/2018		5,300	5,923
IPIC GMTN Ltd.
3.125% due 11/15/2015		6,100	6,160
JPMorgan Chase & Co.
0.827% due 04/25/2018		25,000	25,030
1.177% due 01/25/2018		18,000	18,130
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,567
6.000% due 10/01/2017		$22,300	24,319
LBG Capital PLC
15.000% due 12/21/2019	EUR	1,100	1,858
Lloyds Bank PLC
4.385% due 05/12/2017 (g)		600	703
12.000% due 12/16/2024 (g)		$58,400	83,950
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)	GBP	2,500	4,062
Morgan Stanley
1.750% due 02/25/2016		$44,900	45,085
5.550% due 04/27/2017		940	1,008
5.750% due 10/18/2016		700	740
5.950% due 12/28/2017		700	770
6.250% due 08/28/2017		20,100	22,032
6.625% due 04/01/2018		3,500	3,927
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,609
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	27,419
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	2,500	2,280
Navient Corp.
5.000% due 06/15/2018		$1,855	1,853
5.500% due 01/15/2019		7,186	7,345
8.450% due 06/15/2018		13,404	14,929
Novo Banco S.A.
7.000% due 03/04/2016	EUR	2,200	2,456
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		$600	663
QBE Capital Funding Ltd.
7.250% due 05/24/2041		19,500	21,640
Rabobank Group
6.875% due 03/19/2020	EUR	4,000	5,262
8.375% due 07/26/2016 (g)		$8,200	8,589
8.400% due 06/29/2017 (g)		1,700	1,841
11.000% due 06/30/2019 (g)		300	381
RCI Banque S.A.
4.600% due 04/12/2016		14,500	14,857
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	194
6.400% due 10/21/2019		42,650	47,672

6.666% due 10/05/2017 (g)	CAD	5,300	4,848
6.990% due 10/05/2017 (g)		$20,945	24,715
7.387% due 12/29/2049 (g)	GBP	939	1,443
7.648% due 09/30/2031 (g)		$2,125	2,656
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	11,756
Stone Street Trust
5.902% due 12/15/2015		30,100	30,690
UBS AG
7.625% due 08/17/2022		49,800	58,386
Waha Aerospace BV
3.925% due 07/28/2020		28,105	29,299
Wells Fargo & Co.
5.900% due 06/15/2024 (g)		10,200	10,251

			1,518,373

INDUSTRIALS 3.8%
AbbVie, Inc.
1.800% due 05/14/2018		5,900	5,882
2.500% due 05/14/2020		700	693
3.600% due 05/14/2025		4,700	4,648
4.500% due 05/14/2035		4,500	4,403
4.700% due 05/14/2045		5,300	5,248
Actavis Funding SCS
1.158% due 09/01/2016		9,600	9,637
1.368% due 03/12/2018		6,300	6,331
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200	211
6.375% due 09/15/2017		100	110
Anglo American Capital PLC
1.225% due 04/15/2016		2,000	1,996
ArcelorMittal
4.500% due 08/05/2015		4,450	4,454
Aviation Capital Group Corp.
3.875% due 09/27/2016		30,800	31,351
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,532
Chesapeake Energy Corp.
3.525% due 04/15/2019		7,400	6,789
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,789
ConAgra Foods, Inc.
1.900% due 01/25/2018		15,600	15,370
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		469	499
D.R. Horton, Inc.
6.500% due 04/15/2016		4,330	4,492
Deutsche Telekom International Finance BV
5.750% due 03/23/2016		7,620	7,884
DISH DBS Corp.
4.250% due 04/01/2018		14,915	15,213
7.875% due 09/01/2019		4,264	4,744
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,646
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		1,100	1,102
Harvest Operations Corp.
2.125% due 05/14/2018		6,500	6,538
6.875% due 10/01/2017		5,500	5,101
HCA, Inc.
3.750% due 03/15/2019		18,250	18,432
HJ Heinz Co.
1.600% due 06/30/2017 (c)		1,600	1,601
2.000% due 07/02/2018 (c)		1,600	1,600
2.800% due 07/02/2020 (c)		800	801
3.500% due 07/15/2022 (c)		300	302
3.950% due 07/15/2025 (c)		200	202
4.250% due 10/15/2020		3,600	3,676
5.000% due 07/15/2035 (c)		200	203
5.200% due 07/15/2045 (c)		700	719
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		4,300	4,281
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		5,534	6,392
Kinder Morgan, Inc.
8.250% due 02/15/2016		300	313
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,209
Masco Corp.
5.850% due 03/15/2017		1,700	1,810
6.125% due 10/03/2016		5,000	5,287
McKesson Corp.
7.500% due 02/15/2019		5,000	5,889
MGM Resorts International
6.625% due 07/15/2015		1,670	1,672

NBCUniversal Media LLC
5.150% due 04/30/2020		2,200	2,470
NXP BV
3.500% due 09/15/2016		1,000	1,012
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	28,650
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,452
4.800% due 05/20/2045		1,900	1,821
QVC, Inc.
3.125% due 04/01/2019		3,500	3,477
Reynolds American, Inc.
2.300% due 06/12/2018		1,400	1,412
3.250% due 06/12/2020		1,200	1,216
4.000% due 06/12/2022		800	817
4.450% due 06/12/2025		3,700	3,771
5.700% due 08/15/2035		400	415
5.850% due 08/15/2045		1,800	1,899
6.750% due 06/15/2017		300	328
Rohm & Haas Co.
6.000% due 09/15/2017		201	220
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,422
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		2,300	2,303
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,472
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		5,350	5,443
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,614
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,594
UAL Pass-Through Trust
10.400% due 05/01/2018		5,239	5,711
Universal Health Services, Inc.
3.750% due 08/01/2019		20,800	21,190
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	58
Zimmer Biomet Holdings, Inc.
1.450% due 04/01/2017		6,300	6,304
2.000% due 04/01/2018		7,300	7,304
2.700% due 04/01/2020		3,600	3,582
3.150% due 04/01/2022		3,100	3,051
3.550% due 04/01/2025		1,500	1,455

			322,515

UTILITIES 3.0%
AES Corp.
3.283% due 06/01/2019		34,900	34,987
AT&T, Inc.
1.212% due 06/30/2020		1,300	1,307
2.450% due 06/30/2020		700	686
3.000% due 06/30/2022		2,300	2,222
3.400% due 05/15/2025		1,100	1,047
4.500% due 05/15/2035		800	736
CenturyLink, Inc.
7.600% due 09/15/2039		5,000	4,556
Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	4,738
Embarq Corp.
7.995% due 06/01/2036		3,900	4,334
MarkWest Energy Partners LP
5.500% due 02/15/2023		1,000	1,035
Petrobras Global Finance BV
2.415% due 01/15/2019		1,600	1,483
2.643% due 03/17/2017		62,900	61,749
3.500% due 02/06/2017		4,000	3,967
6.625% due 01/16/2034	GBP	1,200	1,606
6.850% due 06/05/2115		$200	166
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017		93,600	93,525
Sprint Communications, Inc.
8.375% due 08/15/2017		20,425	22,161
Telecom Italia SpA
4.500% due 01/25/2021	EUR	700	853

Verizon Communications, Inc.
2.036% due 09/14/2018	$11,100	11,492

		252,650

Total Corporate Bonds & Notes (Cost $2,027,497)		2,093,538

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.8%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	770
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,900	26,198
6.200% due 03/01/2019	30,000	34,711
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	2,860
5.750% due 06/01/2047	3,725	3,085

		67,624

ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
1.374% due 01/01/2019	350	367

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
0.064% due 07/01/2020	450	464

OHIO 0.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	1,748
5.875% due 06/01/2030	1,300	1,050
5.875% due 06/01/2047	25,525	19,796
6.500% due 06/01/2047	9,295	7,880

		30,474

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	735

WASHINGTON 0.5%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,318
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	15,164
2.803% due 07/01/2021	8,500	8,690
2.953% due 07/01/2022	15,000	15,072

		43,244

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,530	4,659

Total Municipal Bonds & Notes (Cost $138,732)		147,567

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
0.247% due 07/25/2037	203	191
0.253% due 12/25/2036	118	118
0.287% due 01/25/2021	4	4
0.307% due 03/25/2034	135	134
0.317% due 03/25/2036	62	59
0.337% due 08/25/2034	49	49
0.387% due 10/27/2037	354	350
0.487% due 12/25/2028	7	7
0.537% due 03/25/2037 - 05/25/2042	378	379
0.635% due 10/18/2030	4	4
0.687% due 03/25/2017	4	4
0.735% due 04/18/2032	54	55
1.087% due 04/25/2032	3	3
1.346% due 08/01/2042 - 10/01/2044	401	412
1.625% due 11/25/2023	39	41
1.920% due 12/01/2034	47	50
2.004% due 12/01/2034	61	65
2.125% due 09/01/2035	989	1,055
2.136% due 06/01/2035	59	61
2.154% due 03/01/2036	369	395
2.202% due 05/25/2035	42	43
2.231% due 09/01/2034	33	35
2.250% due 02/01/2036	86	92

2.254% due 08/01/2029	14	15
2.265% due 12/01/2035	4	4
2.300% due 01/01/2036	236	255
2.345% due 05/01/2036	193	206
2.347% due 09/01/2039	26	27
2.357% due 09/01/2031	19	21
2.491% due 11/01/2034	512	549
2.790% due 11/01/2042	47,980	49,271
3.019% due 05/01/2036	19	20
4.000% due 07/01/2045	237,100	250,895
4.276% due 08/01/2028	5	5
4.320% due 03/01/2027	1	1
4.350% due 12/01/2036	45	48
4.500% due 07/01/2045	20,000	21,609
5.500% due 08/01/2045	1,000	1,122
5.610% due 01/25/2032	79	86
5.618% due 02/25/2033	243	264
6.000% due 04/25/2043 - 08/01/2045	20,168	22,927
6.473% due 10/25/2031	30	31
6.500% due 06/01/2036 - 10/01/2038	5,171	5,974
6.589% due 10/25/2031	229	249
7.500% due 12/25/2019 - 06/01/2031	220	241
8.500% due 10/25/2019	2	3
9.000% due 12/25/2019	27	30
Federal Housing Administration
6.896% due 07/01/2020	416	395
7.430% due 02/01/2023	4	4
7.465% due 11/01/2019	21	21
Freddie Mac
0.386% due 10/15/2020	8	8
0.426% due 05/15/2036	5	5
0.536% due 12/15/2029	90	91
0.686% due 01/15/2032	15	15
1.136% due 10/15/2020	1	1
1.346% due 02/25/2045	20	20
1.546% due 07/25/2044	3,402	3,433
1.715% due 10/25/2021 (a)	37,023	2,966
1.855% due 09/01/2035	19	20
2.237% due 08/01/2035	29	30
2.271% due 09/01/2035	9	10
2.345% due 03/01/2036	145	154
2.348% due 12/01/2032	8	9
2.461% due 05/01/2025	3	3
5.000% due 03/15/2021	91	96
6.500% due 10/25/2043	102	117
6.555% due 09/25/2029	150	152
7.002% due 11/25/2030	35	35
7.500% due 08/15/2030	23	27
7.632% due 12/25/2030	174	183
11.643% due 04/15/2044	6,330	6,730
Ginnie Mae
0.487% due 05/20/2037	1,378	1,382
0.685% due 04/16/2032	13	13
0.735% due 12/16/2025	55	56
1.625% due 12/20/2021 - 07/20/2030	129	134
1.750% due 02/20/2024 - 01/20/2027	135	141
2.000% due 06/20/2021 - 10/20/2027	86	91
3.500% due 11/20/2017 - 07/01/2045	164,802	170,628
4.000% due 12/20/2017	2	2
4.500% due 01/20/2036 (a)	2,181	59
5.000% due 03/15/2039 - 05/15/2039	3,101	3,447
5.500% due 10/15/2034 - 03/15/2035	138	159
6.000% due 06/20/2038	54	59
7.500% due 08/20/2029	70	82
8.000% due 03/20/2030	19	24
8.500% due 04/20/2030 - 07/20/2030	2	2
Overseas Private Investment Corp.
0.000% due 11/17/2017 (e)	5,000	5,303
Small Business Administration
4.340% due 03/01/2024	112	118
4.760% due 09/01/2025	129	138
5.600% due 09/01/2028	440	488
6.220% due 12/01/2028	398	452
7.190% due 12/01/2019	72	78
7.200% due 10/01/2019	285	308

Total U.S. Government Agencies (Cost $553,176)		555,148

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Bonds
3.000% due 11/15/2044 (j)(n)	8,500	8,276
3.125% due 08/15/2044 (j)	58,600	58,426
4.250% due 05/15/2039 (j)(n)	55,800	67,087
4.500% due 08/15/2039 (j)(n)	62,900	78,443
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2022 (l)(n)	9,156	9,083

0.250% due 01/15/2025 (j)(l)	300,757	294,624
0.375% due 07/15/2023 (j)(l)	313,223	314,103
2.000% due 01/15/2026 (j)(n)	42,077	48,218
2.375% due 01/15/2025 (l)	175,212	205,860
U.S. Treasury Notes
1.750% due 02/28/2022 (l)	1,300	1,276
1.750% due 04/30/2022 (l)	16,000	15,685
1.875% due 11/30/2021 (j)(l)	225,400	223,727
2.000% due 05/31/2021 (j)(l)(n)	126,200	126,920
2.000% due 10/31/2021 (j)(l)(n)	6,400	6,406
2.000% due 02/15/2025	5,700	5,530
2.125% due 09/30/2021 (j)(l)(n)	386,100	389,629
2.250% due 11/15/2024 (n)	100	99
2.375% due 08/15/2024 (j)(l)(n)	415,500	417,156

Total U.S. Treasury Obligations (Cost $2,285,679)		2,270,548

MORTGAGE-BACKED SECURITIES 17.6%
Adjustable Rate Mortgage Trust
2.753% due 10/25/2035 ^	3,019	2,740
2.758% due 09/25/2035	26	23
Ally Financial, Inc.
2.500% due 03/15/2017 (h)	30,000	29,573
American Home Mortgage Assets Trust
0.377% due 05/25/2046 ^	854	629
0.727% due 11/25/2035	919	808
1.078% due 11/25/2046	13,389	7,184
1.118% due 09/25/2046 ^	1,923	1,384
1.128% due 10/25/2046	404	337
American Home Mortgage Investment Trust
1.923% due 09/25/2045	1,026	995
2.069% due 10/25/2034	54	54
Banc of America Alternative Loan Trust
5.750% due 04/25/2033	419	437
6.000% due 01/25/2036 ^	1,264	1,074
6.312% due 04/25/2037 ^	1,265	1,005
Banc of America Commercial Mortgage Trust
5.732% due 04/10/2049	5,394	5,704
Banc of America Funding Trust
0.377% due 10/20/2036	1,014	764
0.397% due 04/25/2037 ^	896	649
0.417% due 06/20/2047	13,265	12,758
0.467% due 07/25/2037	5,119	4,469
0.467% due 06/20/2047	2,000	1,431
0.477% due 07/25/2037	7,069	6,151
0.587% due 05/25/2037 ^	522	381
2.933% due 01/20/2047 ^	692	589
5.108% due 05/20/2036	1,344	1,292
5.286% due 06/20/2037 ^	381	360
5.356% due 10/20/2046	3,491	2,871
5.500% due 09/25/2034	3,150	3,154
5.806% due 03/25/2037 ^	30	27
5.878% due 10/25/2036 ^	646	552
6.000% due 03/25/2037 ^	3,691	3,162
6.000% due 08/25/2037 ^	3,141	2,768
Banc of America Mortgage Trust
2.651% due 09/25/2034	1,375	1,355
2.666% due 02/25/2034	201	200
2.725% due 05/25/2034	1,395	1,400
6.500% due 10/25/2031	5	5
6.500% due 09/25/2033	138	139
BCAP LLC Trust
0.986% due 11/26/2046	4,590	4,440
1.943% due 04/26/2037	4,917	4,888
2.611% due 10/26/2036	400	70
2.789% due 05/26/2036	1,319	1,336
3.513% due 07/26/2035	438	436
4.000% due 04/26/2037	1,099	1,117
5.250% due 02/26/2036	5,009	4,557
5.250% due 04/26/2037	11,234	10,487
5.250% due 06/26/2037	2,266	2,270
5.401% due 03/26/2037	10,186	9,991
10.122% due 02/26/2036	2,939	1,126
11.158% due 04/26/2037	2,825	889
19.777% due 06/26/2036	2,465	777
BCRR Trust
5.989% due 08/17/2045	5,905	6,203
Bear Stearns Adjustable Rate Mortgage Trust
2.265% due 04/25/2034	151	150
2.360% due 02/25/2036	527	457
2.459% due 05/25/2034	25	23
2.567% due 08/25/2035	258	226
2.595% due 02/25/2033	17	16
2.625% due 04/25/2034	9	9
2.626% due 01/25/2035	575	574
2.648% due 05/25/2034	86	83

2.691% due 11/25/2034		327	323
2.716% due 01/25/2034		563	564
2.719% due 03/25/2035		27	26
2.774% due 05/25/2047 ^		808	725
2.799% due 10/25/2034		106	97
3.033% due 11/25/2034		10	11
4.713% due 08/25/2035		509	451
Bear Stearns ALT-A Trust
0.347% due 02/25/2034		122	112
0.387% due 02/25/2034		196	165
0.507% due 08/25/2036 ^		3,722	2,843
0.527% due 08/25/2036		1,381	1,043
0.627% due 04/25/2036		4,994	3,771
0.867% due 09/25/2034		149	149
0.887% due 09/25/2034		1,361	1,327
2.386% due 03/25/2036		2,827	1,978
2.410% due 01/25/2036 ^		2,627	2,138
2.523% due 08/25/2036 ^		28	21
2.549% due 03/25/2036		872	643
2.584% due 05/25/2035		5,376	5,326
2.595% due 11/25/2036		5,578	4,077
2.689% due 11/25/2035 ^		263	197
2.720% due 11/25/2036		38,503	29,826
4.184% due 11/25/2036 ^		1,084	833
Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034		1,878	1,877
Bear Stearns Mortgage Funding Trust
0.377% due 01/25/2037		4,257	3,501
7.000% due 08/25/2036		2,121	2,000
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046		1,785	1,368
Berica ABS SRL
0.321% due 12/31/2055	EUR	7,087	7,850
Berica Residential MBS SRL
0.288% due 03/31/2048		14,057	15,426
Chase Mortgage Finance Trust
2.507% due 07/25/2037		$130	131
2.543% due 02/25/2037		2,060	2,062
2.553% due 02/25/2037		167	164
ChaseFlex Trust
0.487% due 07/25/2037		1,148	992
0.647% due 07/25/2037 ^		601	336
3.794% due 08/25/2037 ^		4,247	3,642
6.000% due 02/25/2037 ^		1,211	1,043
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.417% due 05/25/2036		2,341	2,065
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		323	331
6.000% due 09/25/2037		675	707
Citigroup Mortgage Loan Trust, Inc.
2.060% due 09/25/2035		1,066	1,039
2.410% due 09/25/2035		3,702	3,707
2.500% due 11/25/2035		4,117	4,088
2.536% due 02/25/2034		330	330
2.564% due 07/25/2046 ^		93	82
2.621% due 03/25/2036		26,676	26,912
2.627% due 11/25/2036 ^		1,394	1,208
2.633% due 08/25/2035		2,195	2,183
2.633% due 08/25/2035 ^		259	190
2.660% due 05/25/2035		18	18
2.757% due 09/25/2037 ^		725	655
5.475% due 09/25/2037 ^		4,770	4,162
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		75	81
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		3,144	2,776
6.000% due 10/25/2037 ^		10,689	9,826
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		1,909	1,682
Countrywide Alternative Loan Trust
0.307% due 06/25/2036		2,523	2,227
0.327% due 04/25/2047		6,258	5,261
0.357% due 11/25/2036		432	418
0.357% due 01/25/2037 ^		330	317
0.367% due 05/25/2047		14,036	11,952
0.377% due 09/25/2046 ^		257	222
0.382% due 12/20/2046		34,590	26,559
0.387% due 06/25/2037		42	36
0.397% due 03/20/2046		3,790	3,014
0.417% due 07/20/2035		89	76
0.437% due 09/25/2046 ^		810	366
0.467% due 12/25/2035		615	540
0.467% due 02/25/2037		666	536
0.507% due 11/20/2035		6,013	4,969
0.537% due 05/25/2037 ^		93	57
0.557% due 02/25/2037 ^		17,860	11,244

0.587% due 05/25/2036		4,149	3,234
0.637% due 09/25/2035 ^		6,060	4,700
0.687% due 12/25/2035 ^		7,903	5,727
0.687% due 05/25/2037 ^		2,263	1,408
0.887% due 05/25/2036		2,662	1,707
0.897% due 07/25/2036 ^		2,083	1,301
0.937% due 08/25/2035 ^		208	176
0.987% due 12/25/2035 ^		1,507	1,247
1.087% due 12/25/2036 ^		9,162	5,800
1.158% due 02/25/2036		22	20
1.638% due 01/25/2036		1,948	1,799
2.756% due 06/25/2037		6,947	5,856
4.500% due 09/25/2018		1,752	1,799
5.070% due 10/25/2035 ^		1,019	934
5.250% due 06/25/2035 ^		47	44
5.500% due 04/25/2035		1,000	981
5.500% due 10/25/2035 ^		1,159	1,065
5.500% due 11/25/2035 ^		4,646	4,331
5.500% due 01/25/2036		995	891
5.500% due 03/25/2036 ^		113	96
5.750% due 02/25/2035		1,160	1,142
5.750% due 07/25/2035 ^		4,218	3,948
6.000% due 04/25/2036 ^		1,416	1,234
6.000% due 01/25/2037 ^		1,869	1,595
6.000% due 02/25/2037 ^		4,244	3,444
6.000% due 03/25/2037 ^		1,950	1,595
6.000% due 04/25/2037		9,542	8,192
6.000% due 05/25/2037 ^		1,451	1,200
6.000% due 08/25/2037 ^		1,151	969
6.250% due 11/25/2036 ^		1,071	1,016
6.500% due 09/25/2037 ^		1,932	1,547
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035		753	673
0.507% due 03/25/2035		6,478	5,028
0.517% due 02/25/2035		126	117
0.557% due 02/25/2035		2,282	2,001
0.947% due 09/25/2034		11	10
2.241% due 07/25/2034		431	428
2.313% due 02/20/2036 ^		984	913
2.330% due 02/20/2036		1,746	1,512
2.399% due 09/20/2036 ^		3,196	2,845
2.423% due 05/20/2036 ^		5,741	4,888
2.429% due 11/25/2034		147	140
2.451% due 12/25/2033		79	79
2.458% due 10/19/2032		11	9
2.500% due 09/25/2034 ^		52	40
2.507% due 11/19/2033		49	46
2.513% due 02/20/2036		11,767	9,975
2.527% due 03/25/2037 ^		300	240
2.530% due 08/25/2034		973	851
2.578% due 06/20/2035		47	42
2.680% due 08/25/2034		371	340
2.689% due 06/25/2033		537	531
5.500% due 03/25/2035		751	783
5.500% due 11/25/2035 ^		217	212
5.500% due 07/25/2037 ^		1,314	1,208
5.750% due 07/25/2037 ^		6,827	6,540
6.000% due 02/25/2036 ^		1,170	975
6.000% due 03/25/2036 ^		12	11
6.000% due 05/25/2036 ^		6,118	5,689
Countrywide Home Loan Reperforming REMIC Trust
0.527% due 06/25/2035		2,633	2,331
0.587% due 11/25/2034		71	65
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		25,713	26,848
Credit Suisse First Boston Mortgage Securities Corp.
0.458% due 05/15/2023 (a)		219,000	2,702
0.804% due 03/25/2032		110	102
2.217% due 06/25/2033		61	60
2.288% due 07/25/2033		16	16
2.559% due 08/25/2033		59	59
6.000% due 01/25/2036 ^		3,030	2,240
6.500% due 04/25/2033		1	1
7.000% due 02/25/2034		403	436
Credit Suisse Mortgage Capital Certificates
0.449% due 02/27/2036		1,083	1,033
2.289% due 07/27/2037		4,001	3,114
2.642% due 08/27/2046		5,195	5,105
2.720% due 02/26/2036		1,426	1,377
5.383% due 02/15/2040		3,292	3,384
5.467% due 09/16/2039		1,849	1,895
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		1,563	1,377
7.000% due 08/25/2037		1,563	1,180
Deco UK PLC
0.731% due 01/27/2020	GBP	2,199	3,327

Deutsche ALT-A Securities, Inc.
0.287% due 08/25/2037 ^		$1,588	1,289
0.307% due 08/25/2036		5,264	4,285
0.337% due 03/25/2037 ^		1,440	1,041
0.397% due 08/25/2037 ^		1,380	1,175
0.517% due 02/25/2036		10,740	8,534
1.815% due 08/25/2035 ^		602	488
Downey Savings & Loan Association Mortgage Loan Trust
0.448% due 08/19/2045		41	37
1.066% due 03/19/2046 ^		1,557	1,183
EF Hutton Trust
9.950% due 10/20/2018		8	8
EMF-NL BV
1.004% due 07/17/2041	EUR	1,200	1,201
EMF-NL Prime BV
0.804% due 04/17/2041		6,758	6,894
Eurosail BV
1.504% due 10/17/2040		3,851	4,277
First Horizon Alternative Mortgage Securities Trust
2.235% due 03/25/2035		$72	57
2.267% due 04/25/2036 ^		1,295	1,090
2.295% due 01/25/2036 ^		11,945	9,646
2.312% due 06/25/2036		1,478	1,214
6.000% due 08/25/2036 ^		2,045	1,701
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		2,406	2,161
First Horizon Mortgage Pass-Through Trust
2.523% due 02/25/2034		645	642
2.564% due 10/25/2035 ^		6,027	5,317
2.677% due 08/25/2035		586	534
First Republic Mortgage Loan Trust
0.536% due 11/15/2031		833	799
GMAC Mortgage Corp. Loan Trust
2.955% due 06/25/2034		11	10
Granite Master Issuer PLC
0.750% due 12/20/2054	GBP	729	1,141
Granite Mortgages PLC
0.775% due 07/20/2043		$372	372
0.952% due 09/20/2044	GBP	95	149
GreenPoint Mortgage Funding Trust
0.457% due 11/25/2045		$131	111
0.627% due 06/25/2045		20	18
Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033		84	83
Grifonas Finance PLC
0.394% due 08/28/2039	EUR	1,031	603
GS Mortgage Securities Trust
5.374% due 05/17/2045		$3,990	4,053
GSMPS Mortgage Loan Trust
0.537% due 03/25/2035		90	79
GSR Mortgage Loan Trust
1.860% due 03/25/2033		26	26
2.291% due 06/25/2034		521	508
2.340% due 06/25/2034		489	474
2.682% due 09/25/2035		1,644	1,652
2.703% due 09/25/2035		382	387
4.947% due 11/25/2035		369	357
5.000% due 05/25/2037 ^		420	382
5.750% due 03/25/2036 ^		752	702
5.750% due 01/25/2037		1,799	1,753
6.000% due 03/25/2032		7	7
6.000% due 02/25/2036		4,611	3,986
6.000% due 03/25/2037 ^		2,794	2,683
6.000% due 05/25/2037 ^		1,126	1,058
6.500% due 09/25/2036 ^		815	714
HarborView Mortgage Loan Trust
0.368% due 11/19/2036		291	241
0.368% due 07/19/2046		321	195
0.368% due 11/19/2046 ^		92	72
0.428% due 06/19/2035		131	114
0.438% due 01/19/2036		2,587	1,791
0.458% due 03/19/2035		3,877	3,428
0.468% due 02/19/2036		1,953	1,475
0.498% due 11/19/2035		1,997	1,684
0.938% due 10/19/2035		1,102	931
1.008% due 11/19/2034		1,545	1,243
2.414% due 04/19/2034		18	18
2.527% due 05/19/2033		62	61
2.537% due 06/19/2045 ^		4,786	3,102
HomeBanc Mortgage Trust
2.255% due 04/25/2037 ^		15,071	9,367
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		5,661	4,936
Impac CMB Trust
0.847% due 03/25/2035		299	281

Impac Secured Assets Trust
0.357% due 01/25/2037	9,968	8,698
0.537% due 05/25/2036	401	390
IndyMac Adjustable Rate Mortgage Trust
1.742% due 01/25/2032	5	5
IndyMac Mortgage Loan Trust
0.327% due 04/25/2037	3,957	3,637
0.347% due 04/25/2037	990	869
0.377% due 09/25/2046	51	44
0.387% due 11/25/2046	743	527
0.437% due 02/25/2037	2,700	1,706
0.487% due 07/25/2035	2,249	2,012
2.424% due 01/25/2036 ^	921	765
2.430% due 01/25/2036	2,592	2,412
2.525% due 10/25/2034	2,569	2,467
2.532% due 12/25/2034	1,077	990
2.634% due 12/25/2036 ^	96	84
2.815% due 06/25/2037 ^	1,329	993
2.851% due 03/25/2037 ^	5,767	5,380
2.939% due 06/25/2036	1,668	1,336
4.157% due 05/25/2036 ^	5,906	5,040
JPMorgan Alternative Loan Trust
0.327% due 03/25/2037	1,424	1,061
0.337% due 07/25/2036	2,310	2,305
0.345% due 09/25/2036	12,430	11,181
1.800% due 05/26/2037	9,910	8,847
2.707% due 05/25/2037 ^	2,792	2,309
5.500% due 11/25/2036 ^	1	1
6.310% due 08/25/2036 ^	2,934	2,413
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	6,618	6,853
5.397% due 05/15/2045	11,978	12,416
JPMorgan Mortgage Trust
1.990% due 11/25/2033	26	26
2.555% due 07/25/2035	73	75
2.565% due 04/25/2037 ^	117	105
2.642% due 07/25/2035	87	87
2.740% due 02/25/2036 ^	24	22
2.763% due 05/25/2034	250	247
4.931% due 11/25/2035	1,100	1,052
5.192% due 04/25/2036 ^	685	639
5.750% due 01/25/2036 ^	2,295	2,051
6.000% due 08/25/2037 ^	6,659	6,020
6.250% due 07/25/2036 ^	2,802	2,420
6.500% due 01/25/2036 ^	967	871
6.500% due 08/25/2036 ^	4,699	3,951
JPMorgan Resecuritization Trust
2.360% due 05/27/2037	3,873	3,776
2.433% due 06/27/2037	94	95
LB Commercial Mortgage Trust
6.056% due 07/15/2044	10,191	10,999
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	3,100	3,226
Lehman XS Trust
0.347% due 03/25/2047 ^	3,049	2,480
0.387% due 08/25/2046	4,904	4,072
0.417% due 04/25/2046 ^	5,546	4,282
LMREC, Inc.
1.937% due 02/22/2032	15,000	15,015
Luminent Mortgage Trust
0.427% due 04/25/2036	5,349	3,541
MASTR Adjustable Rate Mortgages Trust
0.397% due 04/25/2046	694	528
0.397% due 05/25/2047 ^	1,115	1,033
0.487% due 05/25/2047 ^	730	453
2.181% due 05/25/2034	483	478
2.440% due 05/25/2034	286	280
2.702% due 11/21/2034	139	143
MASTR Asset Securitization Trust
5.500% due 11/25/2017	5	5
5.500% due 09/25/2033	115	120
MASTR Seasoned Securitization Trust
3.295% due 10/25/2032	39	38
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031	214	210
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	371	356
Merrill Lynch Alternative Note Asset Trust
0.357% due 02/25/2037	1,182	1,071
Merrill Lynch Mortgage Investors Trust
0.437% due 11/25/2035	7	7
0.437% due 08/25/2036	16	15
0.567% due 08/25/2035	4,341	3,946
0.847% due 06/25/2028	5	4
0.865% due 11/25/2029 (a)	4,607	93
1.184% due 10/25/2035	1,008	961

1.673% due 10/25/2035		277	269
2.124% due 02/25/2036		1,892	1,873
2.182% due 02/25/2033		46	45
2.731% due 03/25/2036 ^		1,983	1,344
2.933% due 05/25/2033		7	7
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	53
5.665% due 04/15/2049		77,563	82,639
5.861% due 04/12/2049		140	140
Morgan Stanley Mortgage Loan Trust
2.125% due 06/25/2036		11,101	11,062
2.128% due 06/25/2036		89	85
2.445% due 07/25/2035		571	528
2.453% due 08/25/2034		651	620
2.549% due 07/25/2035		325	284
2.759% due 08/25/2034		65	65
2.854% due 11/25/2037		4,196	3,395
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045		771	817
Mortgages PLC
1.029% due 10/31/2038	GBP	2,034	3,037
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		$1,143	1,174
Newgate Funding PLC
0.586% due 12/15/2050	EUR	17,690	18,666
Nomura Asset Acceptance Corp Alternative Loan Trust
0.607% due 04/25/2047		$11,525	7,679
2.439% due 10/25/2035		1,410	1,327
2.900% due 08/25/2035		1,059	1,037
Nomura Resecuritization Trust
2.688% due 12/26/2046		15,536	14,062
Prime Mortgage Trust
0.587% due 02/25/2034		7	6
5.500% due 06/25/2036 ^		423	399
RBSGC Structured Trust
5.500% due 11/25/2035		28,136	24,821
RBSSP Resecuritization Trust
0.425% due 06/27/2036		9,319	5,535
0.425% due 08/27/2037		3,172	2,173
Residential Accredit Loans, Inc. Trust
0.327% due 01/25/2037		2,974	2,448
0.337% due 02/25/2047		11,864	6,925
0.367% due 05/25/2036		3,424	2,799
0.372% due 12/25/2036		218	170
0.437% due 02/25/2036 ^		525	375
0.437% due 08/25/2037		192	153
0.487% due 08/25/2035		1,633	1,269
0.587% due 03/25/2033		36	36
0.587% due 11/25/2036 ^		744	466
0.587% due 10/25/2045		471	367
0.867% due 12/25/2033		258	243
3.087% due 03/25/2035 ^		1,415	1,236
3.184% due 02/25/2035 ^		2,020	1,638
3.424% due 12/26/2034		678	578
3.513% due 09/25/2035 ^		1,214	992
3.554% due 12/25/2035		6,947	6,023
3.762% due 01/25/2036 ^		4,243	3,449
6.000% due 10/25/2034		6,453	6,806
6.000% due 06/25/2036 ^		740	622
6.000% due 08/25/2036		988	816
6.500% due 09/25/2037 ^		806	629
Residential Asset Securitization Trust
0.537% due 10/25/2018		17	17
0.587% due 05/25/2033		20	20
0.587% due 01/25/2046 ^		2,784	1,443
0.637% due 02/25/2034		257	239
0.887% due 10/25/2035 ^		7,327	5,812
5.500% due 09/25/2035 ^		198	178
5.500% due 12/25/2035 ^		499	434
5.750% due 02/25/2036 ^		1,959	1,632
6.000% due 07/25/2036		916	815
6.000% due 03/25/2037 ^		2,356	1,667
6.000% due 07/25/2037 ^		2,113	1,564
6.250% due 07/25/2036 ^		6,856	6,516
Residential Funding Mortgage Securities, Inc. Trust
3.204% due 02/25/2036 ^		1,356	1,261
3.258% due 09/25/2036 ^		100	76
6.000% due 10/25/2036 ^		1,487	1,353
6.500% due 03/25/2032		41	43
RMAC Securities PLC
0.721% due 06/12/2044	GBP	1,199	1,742
Royal Bank of Scotland Capital Funding Trust
6.150% due 02/16/2051		$2,447	2,522
6.239% due 12/16/2049		7,100	7,377
Salomon Brothers Mortgage Securities, Inc.
0.687% due 05/25/2032		124	120

Securitized Asset Sales, Inc.
0.473% due 11/26/2023	44	36
Sequoia Mortgage Trust
0.907% due 11/22/2024	128	128
2.770% due 09/20/2046 ^	195	157
Sovereign Commercial Mortgage Securities Trust
5.990% due 07/22/2030	2,700	2,704
STRIPS Ltd.
5.000% due 03/24/2018	259	59
Structured Adjustable Rate Mortgage Loan Trust
0.407% due 06/25/2037	5,292	4,590
0.507% due 10/25/2035	9,660	8,448
1.574% due 01/25/2035	37	30
2.443% due 05/25/2034	634	632
2.476% due 01/25/2035	316	294
2.480% due 04/25/2034	122	122
2.499% due 07/25/2034	911	913
2.510% due 03/25/2034	35	35
2.588% due 09/25/2036 ^	689	441
2.592% due 10/25/2036 ^	1,052	787
2.637% due 02/25/2034	51	51
4.685% due 04/25/2036 ^	1,192	905
4.704% due 11/25/2035 ^	12,264	10,532
Structured Asset Mortgage Investments Trust
0.307% due 08/25/2036	472	370
0.367% due 07/25/2046	5,889	4,747
0.377% due 07/25/2046	17,254	13,763
0.397% due 04/25/2036	495	361
0.397% due 08/25/2036	2,340	1,843
0.397% due 05/25/2046	366	289
0.417% due 05/25/2045	109	97
0.438% due 07/19/2035	867	842
0.467% due 02/25/2036	774	634
0.487% due 08/25/2036 ^	935	392
0.768% due 07/19/2034	27	27
0.848% due 09/19/2032	6	6
0.888% due 03/19/2034	7	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	126	122
2.350% due 06/25/2033	66	65
2.369% due 03/25/2033	97	96
2.516% due 02/25/2032	6	6
4.740% due 12/25/2034	20	21
5.666% due 03/25/2034	7,028	7,363
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	184	181
5.500% due 09/25/2035	6,372	6,453
Thornburg Mortgage Securities Trust
1.437% due 06/25/2037	11,029	9,682
2.019% due 06/25/2037	48,150	46,138
2.035% due 10/25/2043	252	248
5.536% due 07/25/2036	8,281	8,162
TIAA Seasoned Commercial Mortgage Trust
5.486% due 08/15/2039	1,476	1,486
UBS-Citigroup Commercial Mortgage Trust
2.448% due 01/10/2045 (a)	40,880	3,650
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	1,826	1,896
5.749% due 07/15/2045	37,548	38,877
5.903% due 06/15/2049	49,432	52,279
6.150% due 02/15/2051	17,775	19,158
Wachovia Mortgage Loan Trust LLC
2.553% due 03/20/2037 ^	964	930
2.746% due 05/20/2036 ^	2,554	2,252
5.199% due 10/20/2035	3,382	3,285
WaMu Mortgage Pass-Through Certificates Trust
0.417% due 04/25/2045	1,350	1,283
0.447% due 11/25/2045	67	64
0.457% due 12/25/2045	16	16
0.477% due 07/25/2045	351	330
0.477% due 12/25/2045	1,123	1,025
0.497% due 01/25/2045	3,461	3,274
0.888% due 01/25/2047	314	286
0.908% due 06/25/2047 ^	350	139
0.956% due 12/25/2046	641	604
1.138% due 06/25/2046	1,737	1,627
1.158% due 02/25/2046	141	131
1.158% due 08/25/2046	4,641	3,910
1.358% due 11/25/2042	27	26
1.558% due 06/25/2042	697	676
1.558% due 08/25/2042	280	267
1.740% due 10/25/2036 ^	92	77
1.796% due 01/25/2037 ^	752	644
2.023% due 12/25/2036 ^	405	360
2.032% due 05/25/2037	145	124
2.138% due 03/25/2037 ^	78,586	69,700

2.154% due 03/25/2033	125	126
2.156% due 07/25/2037 ^	815	698
2.176% due 02/25/2037 ^	546	460
2.187% due 05/25/2046	222	190
2.187% due 11/25/2046	695	631
2.187% due 12/25/2046	774	719
2.226% due 06/25/2037 ^	3,426	3,033
2.246% due 09/25/2036 ^	1,103	1,001
2.272% due 12/25/2032	5,820	5,804
2.290% due 02/25/2037 ^	409	355
2.322% due 03/25/2036	1,209	1,125
2.353% due 01/25/2036	2,424	2,405
2.406% due 08/25/2035	1,396	1,395
2.439% due 03/25/2034	8	8
2.440% due 03/25/2035	646	644
2.441% due 09/25/2033	42	42
2.449% due 10/25/2034	567	574
2.559% due 06/25/2033	250	254
3.847% due 12/25/2036 ^	4,941	4,620
6.043% due 10/25/2036 ^	2,118	1,789
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
0.887% due 01/25/2036 ^	8,210	6,378
0.928% due 04/25/2047	8,242	6,553
1.098% due 07/25/2046 ^	141	88
2.166% due 02/25/2033	20	19
2.401% due 06/25/2033	113	113
5.750% due 11/25/2035 ^	2,046	1,861
5.750% due 01/25/2036 ^	7,355	6,510
6.000% due 10/25/2035 ^	1,025	771
Wells Fargo Alternative Loan Trust
0.537% due 06/25/2037 ^	5,075	3,681
6.000% due 07/25/2037 ^	1,223	1,193
Wells Fargo Mortgage-Backed Securities Trust
2.599% due 04/25/2036	1,054	1,024
2.601% due 02/25/2034	605	614
2.607% due 04/25/2035	69	70
2.613% due 10/25/2033	711	718
2.615% due 12/25/2033	5	5
2.616% due 01/25/2035	224	227
2.616% due 03/25/2035	489	490
2.618% due 06/25/2035	379	377
2.637% due 04/25/2036	12	12
2.641% due 04/25/2036 ^	2,967	2,909
2.652% due 06/25/2035	395	398
2.688% due 03/25/2035	2,497	2,519
2.717% due 09/25/2034	1,615	1,519
2.721% due 07/25/2036 ^	4,858	4,719
2.732% due 05/25/2036 ^	871	833
5.676% due 04/25/2036	413	410
5.750% due 03/25/2037 ^	33	33
6.000% due 03/25/2037 ^	3,472	3,424
6.000% due 04/25/2037 ^	3,353	3,337
6.000% due 07/25/2037 ^	1,643	1,645

Total Mortgage-Backed Securities (Cost $1,373,394)		1,484,045

ASSET-BACKED SECURITIES 22.6%
ACAS CLO Ltd.
1.627% due 10/25/2025	8,500	8,479
Access Group, Inc.
1.577% due 10/27/2025	3,456	3,457
Accredited Mortgage Loan Trust
0.317% due 02/25/2037	6,980	6,689
0.465% due 04/25/2036	10,500	9,176
0.630% due 09/25/2035	2,000	1,962
0.650% due 09/25/2035	1,800	1,665
0.660% due 09/25/2035	600	478
ACE Securities Corp Home Equity Loan Trust
0.307% due 08/25/2036 ^	3,622	1,410
0.342% due 08/25/2036	23,261	19,506
0.347% due 08/25/2036 ^	1,942	762
0.387% due 12/25/2036	6,819	2,869
0.845% due 11/25/2035	3,000	2,563
0.867% due 09/25/2035	1,630	1,311
0.922% due 08/25/2035	1,782	1,764
1.162% due 11/25/2033	404	380
1.987% due 10/25/2032	1,555	1,523
Aegis Asset-Backed Securities Trust
0.627% due 06/25/2035	1,200	1,085
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,747	7,217
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.637% due 01/25/2036	7,900	7,266
0.657% due 10/25/2035	2,670	2,601

0.657% due 01/25/2036		11,921	9,942
0.687% due 09/25/2035		2,350	2,116
1.057% due 07/25/2034		642	572
1.207% due 10/25/2034		700	627
1.237% due 11/25/2034		1,962	1,853
1.312% due 11/25/2034		1,081	931
5.325% due 11/25/2035		73	75
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		6	6
0.887% due 10/25/2031		806	734
Argent Securities Trust
0.297% due 09/25/2036		1,017	412
0.337% due 06/25/2036		4,527	1,682
0.337% due 07/25/2036		2,788	1,291
0.337% due 09/25/2036		1,200	489
0.347% due 05/25/2036		2,249	851
0.427% due 07/25/2036		2,568	1,209
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.507% due 01/25/2036		3,367	2,619
1.005% due 02/25/2034		1,624	1,465
Asset-Backed Funding Certificates Trust
0.297% due 01/25/2037		5,079	3,150
0.347% due 01/25/2037		2,440	1,525
0.862% due 06/25/2035		3,700	3,544
0.887% due 06/25/2034		812	764
1.237% due 03/25/2034		2,645	2,118
1.312% due 12/25/2032		845	816
Asset-Backed Securities Corp. Home Equity Loan Trust
0.617% due 11/25/2035		1,000	973
0.637% due 11/25/2035		1,200	1,080
0.737% due 09/25/2034		2	2
1.282% due 02/25/2035		1,398	1,138
Avoca CLO PLC
0.348% due 09/15/2021	EUR	193	215
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		$568	568
Bayview Financial Revolving Asset Trust
1.116% due 02/28/2040		216	204
Bear Stearns Asset-Backed Securities Trust
0.337% due 11/25/2036		7,628	6,259
0.347% due 08/25/2036		10,418	9,100
0.355% due 01/25/2037		2,360	2,014
0.387% due 12/25/2036		4,077	3,724
0.387% due 04/25/2037 ^		4,538	4,381
0.427% due 06/25/2047		3,500	2,975
0.587% due 09/25/2046		1,181	1,017
0.615% due 11/25/2035 ^		2,700	2,630
0.665% due 11/25/2035 ^		1,540	1,246
0.677% due 07/25/2035		2,133	2,098
0.677% due 09/25/2035		2,266	2,002
0.835% due 08/25/2035		5,720	5,427
0.937% due 09/25/2035		1,300	1,273
1.145% due 04/25/2035		3,896	3,650
1.187% due 10/25/2037		875	827
1.187% due 11/25/2042		10	10
1.205% due 10/25/2035		4,000	3,434
1.437% due 08/25/2037		18,726	17,204
5.500% due 08/25/2036		1,229	1,232
6.500% due 10/25/2036		5,690	4,684
Belle Haven ABS CDO Ltd.
0.639% due 11/03/2044		22,191	11,650
0.679% due 11/03/2044		33,270	17,467
Benefit Street Partners CLO Ltd.
1.703% due 04/18/2027		50,000	50,062
1.811% due 07/18/2027 (c)		11,100	11,072
BlackRock Senior Income
0.515% due 04/20/2019		1,299	1,290
Carrington Mortgage Loan Trust
0.247% due 01/25/2037		777	586
0.337% due 05/25/2036		1,574	1,524
0.347% due 10/25/2036		1,976	1,203
0.427% due 06/25/2036		3,400	2,290
0.647% due 06/25/2035		1,780	1,722
1.087% due 05/25/2034		2,827	2,639
Cavendish Square Funding PLC
0.261% due 02/11/2055	EUR	920	987
Centex Home Equity Loan Trust
0.487% due 06/25/2036		$3,750	2,909
CIFC Funding Ltd.
1.685% due 11/27/2024		22,500	22,476
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		48	36
0.327% due 08/25/2036		7,219	6,526
0.347% due 09/25/2036		25,055	18,271
0.347% due 12/25/2036		3,747	2,341
0.447% due 03/25/2036		2,648	2,011

0.585% due 11/25/2046		966	821
Citius Funding Ltd.
0.435% due 05/05/2046 ^		473,355	62,862
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		14,516	16,128
Countrywide Asset-Backed Certificates
0.307% due 06/25/2047		186	186
0.327% due 08/25/2037		31,300	28,257
0.335% due 01/25/2037		8,842	8,439
0.337% due 12/25/2036		11,445	10,915
0.337% due 01/25/2045		1,135	1,117
0.337% due 12/25/2046		9,878	9,286
0.337% due 06/25/2047		24,067	20,965
0.347% due 01/25/2046		1,160	1,052
0.357% due 06/25/2047		2,968	2,812
0.377% due 06/25/2047		19,838	18,223
0.407% due 06/25/2037		3,000	2,033
0.467% due 09/25/2036		5,008	4,546
0.477% due 06/25/2036		5,000	4,443
0.477% due 08/25/2036		1,400	1,249
0.487% due 06/25/2036		4,600	4,015
0.497% due 09/25/2037		1,800	893
0.525% due 04/25/2036		8,100	7,622
0.527% due 12/25/2036 ^		507	355
0.537% due 04/25/2036		1,900	1,672
0.667% due 12/25/2031		2	1
0.667% due 01/25/2036		5,100	4,632
0.707% due 12/25/2035		2,800	2,765
1.042% due 05/25/2036		5,000	4,357
1.057% due 06/25/2035		4,375	3,886
1.685% due 02/25/2035		4,400	3,858
1.792% due 01/25/2034		2,305	2,188
4.545% due 04/25/2036		1,100	1,120
5.034% due 07/25/2036		992	983
5.148% due 10/25/2046 ^		3,779	3,378
5.542% due 04/25/2047 ^		9,296	7,970
Countrywide Asset-Backed Certificates Trust
0.335% due 10/25/2046 ^		4,931	4,958
0.347% due 03/25/2037		9,267	8,570
0.445% due 05/25/2036		31	31
0.537% due 04/25/2036		4,079	4,023
0.665% due 05/25/2036		8,500	6,412
0.687% due 08/25/2047		9,438	9,306
0.785% due 07/25/2035		9,000	8,711
0.907% due 07/25/2034		2,074	1,967
1.042% due 08/25/2034		1,662	1,583
5.251% due 12/25/2034		4,131	4,127
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032		7	7
Credit-Based Asset Servicing and Securitization LLC
0.335% due 11/25/2036		1,519	874
0.527% due 07/25/2037		10,940	7,498
0.937% due 04/25/2036		3,039	2,662
3.998% due 03/25/2037 ^		12,625	7,840
4.033% due 01/25/2037 ^		1,716	927
6.280% due 05/25/2035		2,109	2,179
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		298	314
7.790% due 05/25/2030 ^		744	748
Eaton Vance CDO PLC
0.236% due 03/25/2026	EUR	3,179	3,496
Fairbanks Capital Mortgage Loan Trust
1.387% due 05/25/2028		$23	22
Faxtor ABS BV
0.265% due 11/02/2070	EUR	1,549	1,667
Fieldstone Mortgage Investment Trust
0.347% due 11/25/2036		$2,410	1,439
First Franklin Mortgage Loan Asset-Backed Certificates
1.012% due 05/25/2034		402	372
First Franklin Mortgage Loan Trust
0.327% due 09/25/2036		1,825	1,731
0.547% due 10/25/2035		11,122	10,407
0.665% due 12/25/2035		5,400	5,200
0.667% due 05/25/2035		2,399	2,242
1.012% due 01/25/2035		714	688
1.132% due 03/25/2035		2,900	2,435
1.460% due 07/25/2034		1,547	1,343
First NLC Trust
0.257% due 08/25/2037		25	14
Fremont Home Loan Trust
0.317% due 11/25/2036		7,333	3,593
0.337% due 01/25/2037		2,199	1,148
0.427% due 02/25/2037		5,821	3,382
0.437% due 05/25/2036		12,426	7,414
Greywolf CLO Ltd.
1.871% due 04/25/2027		40,000	40,079

GSAA Home Equity Trust
0.467% due 07/25/2037		31,412	11,789
0.637% due 08/25/2037		1,581	1,443
4.999% due 09/25/2035		350	359
GSAA Trust
5.995% due 03/25/2046 ^		4,705	3,616
GSAMP Trust
0.237% due 12/25/2046		1,840	1,088
0.287% due 12/25/2046		5,550	3,307
0.337% due 12/25/2046		3,323	1,994
0.417% due 12/25/2046		831	504
0.427% due 08/25/2036		1,713	1,341
0.447% due 06/25/2036		7,462	5,467
0.457% due 04/25/2036		3,600	2,259
1.055% due 11/25/2034		2,682	2,469
Home Equity Asset Trust
0.467% due 08/25/2036		5,900	5,030
0.677% due 12/25/2035		200	192
1.887% due 05/25/2033		5,254	5,033
Home Equity Loan Trust
0.527% due 04/25/2037		3,000	1,890
Home Equity Mortgage Trust
5.367% due 07/25/2036 ^		289	149
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036		39	22
0.297% due 12/25/2036		5,285	2,538
0.357% due 12/25/2036		1,528	738
0.367% due 04/25/2037		26,300	18,826
0.377% due 01/25/2037		2,500	1,562
0.407% due 12/25/2036		11,310	5,507
Huntington CDO Ltd.
0.549% due 11/05/2040		22,632	21,501
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	4	4
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.347% due 07/25/2037		$4,334	2,732
0.387% due 07/25/2037		6,375	4,042
0.427% due 04/25/2047		3,500	2,207
Inwood Park CDO Ltd.
0.500% due 01/20/2021		3,006	3,006
IXIS Real Estate Capital Trust
0.417% due 01/25/2037		5,679	3,138
JPMorgan Mortgage Acquisition Corp.
0.377% due 05/25/2035		1,606	1,584
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036		3	2
0.295% due 08/25/2036		63	35
0.335% due 07/25/2036		2,447	1,339
0.347% due 07/25/2036 ^		2,217	1,050
0.377% due 03/25/2047		5,800	4,096
0.447% due 05/25/2037		1,400	1,119
6.130% due 07/25/2036 ^		1,765	1,080
L2L Education Loan Trust
0.526% due 06/15/2031		8,304	7,712
Lehman XS Trust
0.335% due 04/25/2037 ^		79	59
0.357% due 01/25/2037		3,339	2,908
0.447% due 05/25/2046 ^		44,832	24,641
Long Beach Mortgage Loan Trust
0.487% due 02/25/2036		2,890	1,964
0.527% due 01/25/2046		5,000	4,068
0.747% due 10/25/2034		631	610
1.087% due 06/25/2035		1,800	1,673
1.987% due 07/25/2032 ^		261	230
Madison Park Funding Ltd.
1.645% due 01/20/2025		30,000	30,003
Malin CLO BV
0.187% due 05/07/2023	EUR	265	293
MASTR Asset-Backed Securities Trust
0.237% due 11/25/2036		$86	41
0.337% due 08/25/2036		1,402	766
0.357% due 10/25/2036		7,635	6,566
0.397% due 05/25/2037		3,930	2,913
0.427% due 03/25/2036		5,159	3,225
0.427% due 10/25/2036		1,700	1,076
0.447% due 06/25/2036		14,451	8,506
0.687% due 10/25/2035 ^		1,179	898
Merit Securities Corp.
6.690% due 07/28/2033		552	564
Meritage Mortgage Loan Trust
0.937% due 11/25/2035		715	685
Merrill Lynch Mortgage Investors Trust
0.257% due 04/25/2047		3,332	1,942
0.297% due 08/25/2037		3,277	1,962
0.337% due 08/25/2037		19,775	11,912
0.387% due 01/25/2037		2,316	2,240

0.687% due 06/25/2036	786	752
4.793% due 02/25/2037 ^	1,853	401
Monroe Capital BSL CLO Ltd.
1.859% due 05/22/2027	47,000	47,050
Morgan Stanley ABS Capital, Inc. Trust
0.247% due 12/25/2036	5,673	3,343
0.297% due 03/25/2037	2,198	1,233
0.327% due 11/25/2036	14,622	9,418
0.337% due 09/25/2036	13,379	7,691
0.337% due 10/25/2036	30,676	21,295
0.337% due 11/25/2036	4,967	2,993
0.337% due 12/25/2036	1,255	749
0.347% due 09/25/2036	1,919	1,142
0.407% due 11/25/2036	7,906	5,145
0.417% due 09/25/2036	1,919	1,156
0.417% due 02/25/2037	3,291	1,650
0.427% due 06/25/2036	1,862	1,404
0.437% due 08/25/2036	192	120
0.437% due 03/25/2037	23,575	13,481
0.527% due 03/25/2037	3,493	2,009
0.547% due 02/25/2037	4,388	2,242
0.987% due 07/25/2037	193	188
1.102% due 03/25/2035	1,100	936
1.177% due 06/25/2035	6,600	5,955
1.237% due 09/25/2033	1,818	1,735
1.237% due 06/25/2035 ^	4,000	2,855
Morgan Stanley Capital, Inc. Trust
0.477% due 01/25/2036	37,200	33,637
Morgan Stanley Dean Witter Capital, Inc. Trust
1.462% due 09/25/2032	6,267	6,198
Morgan Stanley Home Equity Loan Trust
0.287% due 12/25/2036	2,287	1,431
0.537% due 04/25/2037	2,354	1,457
Morgan Stanley IXIS Real Estate Capital Trust
0.237% due 11/25/2036	2	1
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019	988	981
MSIM Peconic Bay Ltd.
0.555% due 07/20/2019	287	287
National Collegiate Student Loan Trust
0.447% due 02/26/2029	3,000	2,776
New Century Home Equity Loan Trust
0.697% due 09/25/2035	3,400	3,004
3.187% due 01/25/2033	1,050	948
Newcastle CDO Ltd.
0.622% due 12/24/2039	5,874	5,742
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.517% due 10/25/2036	5,726	2,345
0.587% due 02/25/2037	621	258
North Carolina State Education Assistance Authority
0.987% due 07/25/2039	1,399	1,404
NovaStar Mortgage Funding Trust
0.337% due 09/25/2036	5,693	3,407
0.357% due 11/25/2036	11,380	5,413
0.397% due 01/25/2037	4,302	2,185
0.437% due 10/25/2036	1,919	977
NZCG Funding Ltd.
1.812% due 04/27/2027	40,000	39,994
OCP CLO Ltd.
1.277% due 04/26/2026	10,000	9,818
OFSI Fund Ltd.
1.615% due 10/18/2026	28,988	28,754
OHA Credit Partners Ltd.
1.395% due 04/20/2025	10,305	10,224
OHA Intrepid Leveraged Loan Fund Ltd.
1.195% due 04/20/2021	1,715	1,716
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.567% due 12/25/2035	9,000	7,929
5.675% due 12/25/2035	2,080	2,167
Option One Mortgage Loan Trust
0.317% due 07/25/2037	1,614	1,000
0.327% due 01/25/2037	9,750	6,016
0.367% due 04/25/2037	1,586	960
0.377% due 01/25/2036	695	677
0.407% due 01/25/2037	1,380	859
0.427% due 04/25/2037	1,698	1,014
0.437% due 03/25/2037	864	506
0.437% due 07/25/2037	2,185	1,376
Ownit Mortgage Loan Trust
0.335% due 05/25/2037	3,332	2,308
3.333% due 12/25/2036	1,078	674
Panhandle-Plains Higher Education Authority, Inc.
1.414% due 10/01/2035	5,961	6,061
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.657% due 09/25/2035	1,400	1,308
0.717% due 07/25/2035	3,800	3,356

1.267% due 03/25/2035		1,000	917
1.432% due 01/25/2036		1,000	897
People’s Choice Home Loan Securities Trust
1.130% due 05/25/2035 ^		5,300	3,922
People’s Financial Realty Mortgage Securities Trust
0.327% due 09/25/2036		3,105	1,300
RAAC Trust
0.487% due 06/25/2044		1,027	888
0.527% due 08/25/2036		3,510	3,154
0.867% due 05/25/2044		6,124	5,629
1.935% due 06/25/2035		4,300	4,173
Renaissance Home Equity Loan Trust
0.687% due 12/25/2033		26	25
4.231% due 09/25/2037		7,434	6,147
5.612% due 04/25/2037		3,961	2,224
Residential Asset Mortgage Products Trust
0.347% due 12/25/2036		794	767
0.377% due 02/25/2036		3,631	3,574
0.387% due 03/25/2036		2,911	2,879
0.487% due 03/25/2036		12,900	11,207
0.687% due 09/25/2035		460	408
0.745% due 06/25/2032		7	7
Residential Asset Securities Corp. Trust
0.337% due 07/25/2036		14,360	13,020
0.337% due 08/25/2036		2,089	2,013
0.337% due 09/25/2036		546	535
0.337% due 01/25/2037		1,545	1,427
0.347% due 11/25/2036		3,365	2,887
0.357% due 11/25/2036		1,483	1,310
0.367% due 04/25/2036		1,790	1,687
0.437% due 08/25/2036		6,600	5,732
0.437% due 04/25/2037		15,500	14,160
0.457% due 04/25/2036		832	803
0.457% due 07/25/2036		3,000	1,585
0.457% due 05/25/2037		800	727
0.557% due 03/25/2036		252	223
0.627% due 11/25/2035		3,300	2,956
0.647% due 09/25/2035		12,200	11,178
0.862% due 02/25/2035		1,802	1,681
0.877% due 08/25/2035		2,000	1,633
1.010% due 07/25/2034		792	710
1.027% due 12/25/2034		1,595	1,534
5.510% due 04/25/2033		4,050	4,281
6.228% due 04/25/2032		236	242
7.279% due 04/25/2032		609	627
Restructured Asset-Backed Securities Trust
4.000% due 12/15/2030		13	14
SACO, Inc.
0.587% due 04/25/2035		6	5
Saxon Asset Securities Trust
0.357% due 10/25/2046		3,874	3,195
0.980% due 03/25/2035 ^		1,759	1,605
Securitized Asset-Backed Receivables LLC Trust
0.437% due 03/25/2036		4,000	2,346
0.952% due 02/25/2034		2,617	2,478
SG Mortgage Securities Trust
0.337% due 10/25/2036		5,100	2,663
0.367% due 02/25/2036		1,211	781
0.397% due 10/25/2036		2,300	1,214
0.457% due 02/25/2036		7,689	4,255
Sierra Madre Funding Ltd.
0.564% due 09/07/2039		74,712	59,545
0.584% due 09/07/2039		174,209	138,879
SLM Private Education Loan Trust
3.436% due 05/16/2044		2,646	2,773
SLM Student Loan Trust
0.246% due 12/15/2023	EUR	10,734	11,792
0.277% due 07/25/2017		$98	98
1.577% due 01/25/2018		1,402	1,407
1.777% due 04/25/2023		12,891	13,237
Soundview Home Loan Trust
0.247% due 11/25/2036		144	57
0.297% due 02/25/2037		5,603	2,371
0.367% due 05/25/2036		7,389	7,025
0.385% due 01/25/2037		24,980	20,205
0.447% due 02/25/2037		3,428	1,490
0.465% due 10/25/2036		6,675	5,713
0.537% due 03/25/2036		5,400	4,440
1.137% due 09/25/2037		5,428	4,395
1.137% due 10/25/2037		11,464	8,219
Specialty Underwriting & Residential Finance Trust
0.307% due 03/25/2037		1,542	834
0.337% due 09/25/2037		6,344	3,213
0.485% due 12/25/2036		7,633	5,976
Structured Asset Investment Loan Trust
0.337% due 09/25/2036		2,408	1,958

0.347% due 05/25/2036		1,008	841
0.892% due 03/25/2034		85	79
0.907% due 02/25/2035		1,900	1,794
1.087% due 09/25/2034		1,302	1,254
1.087% due 01/25/2035		3,796	3,750
1.117% due 01/25/2035		7,500	6,522
1.162% due 01/25/2035		1,713	1,223
1.312% due 01/25/2035		606	137
1.567% due 04/25/2033		245	210
1.762% due 01/25/2035		684	83
1.912% due 01/25/2035 ^		896	37
Structured Asset Securities Corp.
0.847% due 02/25/2035		3,381	3,143
Structured Asset Securities Corp. Mortgage Loan Trust
0.287% due 01/25/2037		108	108
0.357% due 12/25/2036		6,892	6,112
0.507% due 05/25/2037		3,306	3,030
Structured Asset Securities Corp. Trust
0.647% due 09/25/2035		11,700	8,752
Talon Funding Ltd.
0.769% due 06/05/2035		4,507	3,087
Terwin Mortgage Trust
1.127% due 12/25/2034		84	82
4.359% due 09/25/2036		313	324
4.849% due 08/25/2036		277	286
Tralee CLO Ltd.
1.625% due 07/20/2026		25,900	25,706
Triaxx Prime CDO Ltd.
0.447% due 10/02/2039		66,517	58,507
Voya CLO Ltd.
0.526% due 12/13/2020		1,596	1,591
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036		2,539	1,335
0.427% due 05/25/2036		3,068	2,200
Wells Fargo Home Equity Asset-Backed Securities Trust
0.447% due 05/25/2036		2,000	1,882
0.647% due 11/25/2035		1,400	1,352
0.817% due 11/25/2035		3,000	2,697
1.237% due 02/25/2035		3,600	3,271

Total Asset-Backed Securities (Cost $1,663,463)			1,906,094

SOVEREIGN ISSUES 14.9%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	200	232
4.750% due 06/04/2018		600	723
4.950% due 02/11/2020		300	368
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (e)	BRL	645,000	200,466
0.000% due 01/01/2017 (e)		617,000	162,994
0.000% due 07/01/2017 (e)		969,000	241,449
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		65,400	18,975
10.000% due 01/01/2025		476,200	132,584
Italy Buoni Poliennali Del Tesoro
2.500% due 12/01/2024 (j)	EUR	92,900	105,644
4.000% due 02/01/2037		8,950	11,201
4.750% due 09/01/2044		25,750	36,180
5.000% due 03/01/2025		26,600	36,380
5.000% due 09/01/2040		49,400	70,764
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,700	2,739
New Zealand Government Bond
2.000% due 09/20/2025	NZD	16,466	11,096
3.000% due 09/20/2030		4,385	3,282
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	225	112
3.000% due 02/24/2024		225	108
3.000% due 02/24/2025		225	106
3.000% due 02/24/2026		225	102
3.000% due 02/24/2027		225	101
3.000% due 02/24/2028		225	100
3.000% due 02/24/2029		525	232
3.000% due 02/24/2030		4,025	1,764
3.000% due 02/24/2031		525	229
3.000% due 02/24/2032		1,125	485
3.000% due 02/24/2033		1,025	435
3.000% due 02/24/2034		1,025	439
3.000% due 02/24/2035		525	222
3.000% due 02/24/2036		2,325	992
3.000% due 02/24/2037		1,325	568
3.000% due 02/24/2038		1,325	567
3.000% due 02/24/2039		1,325	562
3.000% due 02/24/2040		1,325	565
3.000% due 02/24/2041		1,325	567
3.000% due 02/24/2042		1,325	567

4.500% due 11/08/2016	JPY	3,110,000	13,913
4.750% due 04/17/2019	EUR	19,000	11,877
5.000% due 08/22/2016	JPY	524,200	2,484
Slovenia Government International Bond
4.625% due 09/09/2024	EUR	8,600	11,390
4.700% due 11/01/2016		62,600	73,907
5.250% due 02/18/2024		$21,700	23,762
5.500% due 10/26/2022		8,200	9,124
5.850% due 05/10/2023		1,200	1,364
Spain Government International Bond
2.750% due 10/31/2024	EUR	27,712	32,138
5.150% due 10/31/2044		17,150	25,581

Total Sovereign Issues (Cost $1,541,128)			1,249,440

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (g)		2,500	2,938

Total Convertible Preferred Securities (Cost $3,009)			2,938

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (g)		245,566	6,523

Total Preferred Securities (Cost $6,557)			6,523

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (i) 1.4%			120,778

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.012% due 08/06/2015 - 11/12/2015 (d)(j)(l)(n)		$10,789	10,789

Total Short-Term Instruments (Cost $131,566)			131,567

Total Investments in Securities (Cost $9,805,994)			9,922,354

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III		38,464,251	381,488

Total Short-Term Instruments (Cost $381,497)			381,488

Total Investments in Affiliates (Cost $381,497)			381,488

Total Investments 122.4% (Cost $10,187,491)			$10,303,842
Financial Derivative Instruments (k)(m) 7.5% (Cost or Premiums, net $(34,943))			633,181
Other Assets and Liabilities, net (29.9%)			(2,515,960)

Net Assets 100.0%			$8,421,063

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ally Financial, Inc.	2.500%	03/15/2017	03/10/2014	$30,000	$29,573	0.35%
Hellenic Republic	1.000%	03/30/2016	06/17/2014	10,620	5,068	0.06

				$40,620	$34,641	0.41%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPS	0.050%	07/02/2015	07/03/2015	EUR	71,469	Italy Buoni Poliennali Del Tesoro 2.500% due 12/01/2024	$(71,429)	$79,678	$79,678
JPS	0.250	06/30/2015	07/01/2015		$37,100	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(37,891)	37,100	37,100
SSB	0.000	06/30/2015	07/01/2015		4,000	Fannie Mae 2.260% due 10/17/2022	(4,082)	4,000	4,000

Total Repurchase Agreements							$(113,402)	$120,778	$120,778

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	0.100%	07/02/2015	07/03/2015	EUR	(71,470)	$(79,698)
BSN	0.280	05/19/2015	07/21/2015		$(28,972)	(28,982)
	0.280	05/26/2015	07/27/2015		(26,070)	(26,077)
JPS	0.100	06/30/2015	07/01/2015		(37,287)	(37,287)
NXN	0.230	05/07/2015	07/07/2015		(201,511)	(201,582)
	0.230	05/11/2015	07/13/2015		(230,093)	(230,168)
	0.230	05/19/2015	07/20/2015		(127,230)	(127,265)
	0.240	05/26/2015	07/27/2015		(13,011)	(13,015)
	0.250	05/18/2015	08/18/2015		(4,570)	(4,571)
	0.250	05/22/2015	08/21/2015		(60,212)	(60,228)
	0.250	05/28/2015	07/28/2015		(41,616)	(41,626)
	0.250	05/29/2015	07/29/2015		(90,993)	(91,014)
	0.250	06/02/2015	08/03/2015		(217,899)	(217,943)

Total Reverse Repurchase Agreements						$(1,159,456)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.280%	05/21/2015	07/21/2015	$(112,910)	$(113,092)
	0.300	05/19/2015	07/17/2015	(2,114)	(2,117)
	0.300	05/20/2015	07/20/2015	(121,415)	(121,590)
MSC	0.290	05/20/2015	07/20/2015	(2,386)	(2,389)

Total Sale-Buyback Transactions					$(239,188)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $1,419,036 at a weighted average interest rate of 0.198%.
(3)	Payable for sale-buyback transactions includes $246 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$254,900	$(255,542)	$(253,367)
Fannie Mae	3.500	07/01/2045	307,900	(318,788)	(316,722)
Fannie Mae	3.500	08/01/2045	124,000	(126,984)	(127,224)
Fannie Mae	4.000	07/01/2045	427,500	(454,311)	(452,373)
Fannie Mae	4.000	08/01/2045	509,700	(538,126)	(538,161)
Fannie Mae	4.500	07/01/2045	25,000	(27,116)	(27,012)
Fannie Mae	4.500	08/13/2045	110,600	(119,412)	(119,327)

Total Short Sales				$(1,840,279)	$(1,834,186)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(j)	Securities with an aggregate market value of $1,308,073 and cash of $76,000 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$105.500	08/21/2015	2,000	$17	$33
Put - CBOT U.S. Treasury 10-Year Note September Futures	107.000	08/21/2015	3,500	30	59

				$47	$92

Total Purchased Options				$47	$92

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	8,668	$6,172	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	11,696	(11,060)	292	0
90-Day Eurodollar June Futures	Short	06/2016	2,183	(600)	27	0
90-Day Eurodollar March Futures	Short	03/2017	1,571	(308)	20	0
90-Day Eurodollar September Futures	Short	09/2016	1,847	(658)	46	0
Canada Government 10-Year Bond September Futures	Short	09/2015	1,149	(883)	0	(2,208)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	1,299	(3,050)	1,173	(3,562)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	7,406	(3,591)	8	(231)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	5	10	0	0

Total Futures Contracts				$(13,968)	$1,566	$(6,001)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$319,176	$20,330	$81	$1,266	$(65)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	12/16/2016	$4,030,100	$(16,520)	$(1,599)	$204	$0
Receive	3-Month USD-LIBOR	1.300	05/06/2017	139,500	(197)	(199)	10	0
Receive	3-Month USD-LIBOR	1.850	05/18/2017	940,600	(6,208)	(3,452)	60	0
Pay	3-Month USD-LIBOR	1.250	06/17/2017	300	2	0	0	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017	564,500	(1,218)	(505)	27	0

Receive	3-Month USD-LIBOR	1.500	12/16/2017		568,700	(3,025)	(315)	39	0
Receive	3-Month USD-LIBOR	1.750	12/16/2018		1,280,600	(7,566)	(1,751)	277	0
Receive	3-Month USD-LIBOR	2.000	12/16/2019		440,400	(3,359)	(1,330)	112	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		2,467,800	852	(6,177)	732	0
Receive	3-Month USD-LIBOR	2.500	06/17/2022		800	(21)	5	26	0
Pay	3-Month USD-LIBOR	2.500	06/17/2022		800	21	1	0	0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		463,400	1,948	(322)	28	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		1,291,400	10,354	(1,715)	449	0
Receive	6-Month EUR-EURIBOR	0.950	03/25/2025	EUR	22,200	383	440	0	(246)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		383,000	19,013	25,959	0	(4,417)
Receive	6-Month GBP-LIBOR	2.050	09/23/2019	GBP	80,000	(2,781)	(2,575)	0	(521)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020		69,300	(418)	57	0	(497)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		158,900	(2,211)	(665)	0	(1,842)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	570,600	(189)	342	189	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		1,012,600	255	234	356	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		180,700	(209)	(166)	82	0
Pay	28-Day MXN-TIIE	7.740	05/29/2024		14,900	10	(16)	6	0
Pay	28-Day MXN-TIIE	7.650	05/30/2024		4,979,200	2,187	1,569	2,016	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		161,800	(212)	(355)	103	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		555,700	(1,270)	(1,270)	372	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		780,000	(1,674)	(1,696)	522	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		69,000	64	51	48	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		342,600	8	8	237	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		96,700	(10)	(10)	35	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		388,500	259	259	271	0

						$(11,732)	$4,807	$6,201	$(7,523)

Total Swap Agreements						$8,598	$4,888	$7,467	$(7,588)

(4)	Unsettled variation margin asset of $583 on closed positions remains outstanding at period end.

(l)	Securities with an aggregate market value of $239,404 and cash of $47,142 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2015		$138,985	GBP	88,348	$0	$(168)
	08/2015	GBP	88,348		$138,956	171	0
BOA	07/2015	KRW	36,339,096		32,705	200	0
	07/2015	MXN	525,357		34,382	969	0
	07/2015	NZD	22,334		15,935	800	0
	07/2015		$16,024	KRW	17,786,223	0	(78)
	08/2015	SEK	12,260		$1,469	0	(11)
	05/2016	BRL	138,929		39,615	0	(782)
	06/2016	EUR	475,695		651,140	116,947	0
	06/2016		$521,195	EUR	475,695	17,451	(4,454)
BPS	07/2015	BRL	202,167		$65,413	389	0
	07/2015	CAD	1,611		1,289	0	(1)
	07/2015	JPY	31,900,559		258,175	0	(2,483)
	07/2015		$62,922	BRL	202,167	2,103	0
	08/2015		51,337		161,147	0	(103)
	10/2015	BRL	964,000		$384,554	84,504	0
	10/2015		$182,346	BRL	524,000	0	(19,248)
	07/2016	BRL	226,329		$62,922	0	(1,663)
	01/2017		252,000		91,586	22,888	0
	07/2017		418,000		143,495	34,591	0
BRC	07/2015	ZAR	27,846		2,276	0	(2)
	06/2016	EUR	79,862		109,814	20,100	0
CBK	07/2015	CAD	1,822		1,476	17	0
	07/2015	MXN	123,458		8,003	151	0
	07/2015		$1,291	CAD	1,590	0	(18)
	07/2015		23,894	EUR	21,193	34	(301)
	07/2015		620	MXN	9,535	0	(14)
	08/2015	DKK	5,035		$773	19	0
	09/2015	ILS	1,106		289	0	(4)
	09/2015		$159,408	MXN	2,520,019	0	(79)
DUB	07/2015	BRL	31,702		$13,100	2,903	0
	07/2015	GBP	90,950		139,369	0	(3,536)
	07/2015	KRW	121,153,767		111,869	3,728	0
	07/2015		$10,218	BRL	31,702	0	(21)
	10/2015	BRL	185,000		$70,881	13,299	0
	02/2016	EUR	85,591		115,180	19,408	0
	06/2016		42,993		58,461	10,256	(73)
	06/2016		$57,988	EUR	42,993	0	(9,711)
	10/2016	JPY	14,171,622		$200,296	82,970	0
FBF	07/2015	BRL	650		267	58	0
	07/2015		$210	BRL	650	0	0
	07/2015		184	MXN	2,821	0	(5)
GLM	07/2015	AUD	117,567		$90,886	177	0
	07/2015	BRL	176,623		72,809	16,001	0

	07/2015	CAD	35,493		28,572	155	0
	07/2015	EUR	309,107		337,901	0	(6,707)
	07/2015	INR	513,929	EUR	7,210	0	(36)
	07/2015	MXN	291,441		$19,065	529	0
	07/2015		$56,927	BRL	176,623	0	(119)
	07/2015		258,266	JPY	31,900,559	2,392	0
	08/2015	EUR	7,485		$8,381	33	0
	08/2015	JPY	21,409,759		173,078	0	(1,928)
	08/2015	NOK	2,440		320	9	0
	08/2015		$1,198	GBP	763	0	0
HUS	07/2015	EUR	95,000	INR	6,868,500	1,791	0
	07/2015	SGD	1,020		$751	0	(6)
	07/2015		$79,053	MXN	1,204,852	0	(2,424)
	07/2015		15,282	NZD	22,334	0	(147)
	08/2015	NZD	22,334		$15,238	147	0
JPM	07/2015	BRL	573,180		188,131	3,775	0
	07/2015	EUR	342,262		383,873	2,458	(155)
	07/2015	GBP	4,030		6,158	0	(175)
	07/2015	INR	7,367,603	EUR	102,002	0	(1,826)
	07/2015		$180,600	BRL	573,180	3,755	0
	07/2015		30,226	CAD	37,336	0	(333)
	07/2015		7,367	EUR	6,487	0	(135)
	07/2015		10,278	GBP	6,632	150	(7)
	08/2015	CAD	35,751		$28,939	328	0
	08/2015		$1,309	CAD	1,618	0	(14)
	10/2015		54,149	BRL	154,000	0	(6,216)
	05/2016	BRL	188,362		$53,436	0	(1,334)
MSB	07/2015		656,387		228,097	19,240	(2,261)
	07/2015		$220,751	BRL	656,387	472	(10,105)
	07/2015		568,158	EUR	507,706	0	(2,143)
	08/2015	EUR	507,706		$568,396	2,139	0
	08/2015	SAR	18,600		4,954	0	(6)
	08/2015		$4,948	SAR	18,600	12	0
	05/2016	BRL	46,838		$13,293	0	(326)
	06/2016	EUR	110,976		152,631	28,015	0
	06/2016		$120,720	EUR	110,976	3,896	0
	01/2017	BRL	195,000		$70,793	17,634	0
NAB	06/2016	EUR	236,795		325,157	59,203	0
	06/2016		$130,893	EUR	120,761	4,766	0
	07/2016	EUR	169,278		$229,643	39,247	0
	07/2016		$186,082	EUR	169,278	4,313	0
RBC	07/2015		53,495	MXN	818,712	0	(1,424)
SCX	07/2015	EUR	14,212	INR	1,013,031	71	0
	07/2015	KRW	28,735,477		$25,825	176	0
	09/2015	HKD	12,085		1,559	0	0
UAG	07/2015	EUR	2,956		3,319	23	0
	07/2015	MXN	727,518		47,301	1,031	0
	07/2015	SGD	60,404		45,178	345	0
	07/2015		$90,587	AUD	117,567	122	0
	07/2015		134,425	EUR	118,939	0	(1,826)
	07/2015		154	MXN	2,424	0	0
	08/2015	AUD	117,567		$90,425	0	(120)
	08/2015		$5,599	EUR	5,042	25	0
	08/2015		2,754	INR	177,549	16	0
	10/2015	BRL	174,000		$69,267	15,109	0
	01/2017		170,000		61,195	14,851	0
	07/2017		551,000		192,800	49,245	0

Total Forward Foreign Currency Contracts						$725,607	$(82,528)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BPS	Put - OTC CDX.IG-24 5-Year Index	Buy	1.800%	09/16/2015	$55,000	$6	$4
JPM	Put - OTC CDX.IG-24 5-Year Index	Buy	1.800	09/16/2015	2,000	0	0

						$6	$4

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	123.500	08/24/2015	$91,600	$921	$828
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	42,400	89	7
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016	70,565	1,908	326
	Call - OTC USD versus CNH		7.400	02/02/2016	70,565	420	28
MSB	Call - OTC USD versus SAR	SAR	3.759	07/30/2015	13,900	43	1
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016	74,101	1,558	223
	Call - OTC USD versus CNH		7.500	02/02/2016	74,101	406	26

						$5,345	$1,439

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950%	12/01/2015	$298,900	$332	$377
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	300	1	1
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	180,600	199	228
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	1,382,500	1,538	1,780
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	252,300	12,577	12,602
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	179,800	8,975	9,255
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	1,954,800	2,175	2,464
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	943,600	944	1,189
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	897,900	988	1,147
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	1,920,100	4,512	4,163
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	1,885,900	4,903	4,327

							$37,144	$37,533

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	1.180%	3-Month USD-LIBOR	11/24/2015	$150,600	$361	$30

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.000% due 08/01/2045	$110.250	08/06/2015	$250,000	$10	$0
	Call - OTC Fannie Mae 3.500% due 08/01/2045	111.188	08/06/2015	220,000	8	0
	Call - OTC Fannie Mae 4.000% due 07/01/2045	114.750	07/07/2015	300,000	12	0
	Call - OTC Fannie Mae 4.000% due 08/01/2045	113.281	08/06/2015	531,000	21	0

					$51	$0

Total Purchased Options					$42,907	$39,006

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	62,900	$(135)	$(129)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		45,600	(64)	(94)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		64,000	(92)	(131)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		60,800	(80)	(125)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		109,400	(154)	(224)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		76,400	(134)	(134)

							$(659)	$(837)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	112,800	$(873)	$(769)
	Call - OTC EUR versus USD		1.150	08/10/2015		112,800	(1,530)	(751)
	Put - OTC USD versus JPY	JPY	117.500	08/24/2015		$91,600	(440)	(228)
	Call - OTC USD versus JPY		127.500	08/24/2015		91,600	(339)	(184)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	77,139	(603)	(890)
	Call - OTC EUR versus AUD		1.490	09/28/2015		77,139	(1,150)	(1,073)
FBF	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$38,412	(855)	(115)
GLM	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		112,900	(633)	(633)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		38,412	(1,233)	(629)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		141,130	(1,488)	(136)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		148,202	(1,359)	(116)

							$(10,503)	$(5,524)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$33,100	$(66)	$(71)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	2,100	(22)	(52)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	98,800	(1,074)	(610)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	194,600	(2,364)	(1,859)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	773,300	(9,472)	(59)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	195,500	(3,569)	(2,698)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	237,300	(4,897)	(3,067)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	322,300	(5,602)	(4,062)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	82,400	(242)	(273)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	403,000	(5,697)	(3,849)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	11,700	(111)	(25)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	1,887,300	(3,963)	(4,061)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	1,885,900	(3,960)	(4,376)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	240,000	(1,784)	(448)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	240,000	(1,606)	(1,186)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	02/29/2016	612,800	(7,526)	(378)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	1,057,900	(18,140)	(12,658)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	216,000	(2,165)	(5,327)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	300,600	(3,657)	(1,273)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	182,700	(2,060)	(389)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	870,300	(16,536)	(827)

							$(94,513)	$(47,548)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor	0.850%	3-Month USD-LIBOR	11/24/2015	$301,200	$(361)	$(14)

Total Written Options						$(106,036)	$(53,923)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
JPM	CenturyLink, Inc.	(1.000)%	09/20/2019	2.255%	$5,000	$198	$50	$248	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.502%	$16,600	$306	$0	$306	$0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.561	16,700	488	(183)	305	0
	Berkshire Hathaway, Inc.	1.000	03/20/2023	1.016	3,000	(115)	112	0	(3)
	China Government International Bond	1.000	03/20/2019	0.648	62,300	227	587	814	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	40,000	(571)	364	0	(207)
	General Electric Capital Corp.	1.000	09/20/2015	0.121	69,800	641	(484)	157	0
	Italy Government International Bond	1.000	06/20/2019	1.134	46,000	(89)	(134)	0	(223)
	Mexico Government International Bond	1.000	12/20/2018	0.994	3,400	15	(13)	2	0
	Russia Government International Bond	1.000	09/20/2015	2.462	31,900	(167)	69	0	(98)
	Verizon Communications, Inc.	1.000	09/20/2018	0.464	10,000	272	(99)	173	0
BPS	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.182	18,800	330	(174)	156	0
	Berkshire Hathaway, Inc.	1.000	09/20/2017	0.303	26,500	648	(230)	418	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121	17,400	163	(124)	39	0
	Verizon Communications, Inc.	1.000	06/20/2019	0.541	10,000	219	(38)	181	0
BRC	Berkshire Hathaway, Inc.	1.000	06/20/2016	0.182	27,700	486	(256)	230	0
	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.502	46,000	837	11	848	0
	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.561	13,700	401	(150)	251	0
	China Government International Bond	1.000	03/20/2019	0.648	69,100	300	603	903	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121	10,800	97	(73)	24	0
	Goldman Sachs Group, Inc.	1.000	12/20/2017	0.510	18,500	(740)	968	228	0
	Italy Government International Bond	1.000	09/20/2019	1.166	7,800	0	(50)	0	(50)
	Italy Government International Bond	1.000	12/20/2019	1.205	22,700	(11)	(181)	0	(192)
	JPMorgan Chase & Co.	1.000	09/20/2015	0.222	49,000	485	(386)	99	0
	MetLife, Inc.	1.000	09/20/2019	0.558	29,200	553	(14)	539	0
	Qatar Government International Bond	1.000	06/20/2019	0.421	40,000	799	115	914	0
	Russia Government International Bond	1.000	03/20/2016	2.463	6,200	(61)	(3)	0	(64)
	Spain Government International Bond	1.000	03/20/2019	0.860	10,300	(97)	152	55	0
	Verizon Communications, Inc.	1.000	06/20/2019	0.541	15,000	329	(58)	271	0
CBK	Brazil Government International Bond	1.000	12/20/2016	1.302	8,700	(124)	87	0	(37)
	Brazil Government International Bond	1.000	03/20/2017	1.476	16,100	(181)	54	0	(127)
	California State General Obligation Bonds, Series 2003	1.000	03/20/2023	0.934	19,300	(422)	514	92	0
	China Government International Bond	1.000	03/20/2019	0.648	114,300	651	842	1,493	0
	China Government International Bond	1.000	12/20/2019	0.787	49,200	521	(55)	466	0
	DISH DBS Corp.	5.000	09/20/2021	3.186	7,500	647	94	741	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392	32,600	(392)	224	0	(168)
	Mexico Government International Bond	1.000	12/20/2018	0.994	30,000	(36)	50	14	0
	Portugal Government International Bond	1.000	03/20/2016	0.686	29,900	(192)	268	76	0
	Teck Resources Ltd.	1.000	09/20/2019	2.861	9,000	(144)	(508)	0	(652)

DUB	AT&T, Inc.	1.000	03/20/2019	0.520		34,000	513	93	606	0
	Berkshire Hathaway, Inc.	1.000	06/20/2018	0.402		23,800	648	(222)	426	0
	Berkshire Hathaway, Inc.	1.000	03/20/2019	0.502		57,600	863	199	1,062	0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.713		36,400	(465)	997	532	0
	Brazil Government International Bond	1.000	12/20/2016	1.302		1,200	(18)	13	0	(5)
	Community Health Systems, Inc.	5.000	06/20/2021	3.093		10,000	803	214	1,017	0
	Ford Motor Co.	5.000	03/20/2019	0.761		9,800	1,825	(302)	1,523	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		17,300	183	(144)	39	0
	General Electric Capital Corp.	1.000	12/20/2015	0.121		2,500	34	(23)	11	0
	General Electric Capital Corp.	1.000	06/20/2016	0.158		53,500	800	(344)	456	0
	General Electric Capital Corp.	1.000	03/20/2019	0.401		6,900	81	72	153	0
	Italy Government International Bond	1.000	06/20/2016	0.545		90,200	923	(498)	425	0
	Italy Government International Bond	1.000	03/20/2019	1.096		10,000	(197)	165	0	(32)
	Italy Government International Bond	1.000	06/20/2019	1.134		260,800	379	(1,645)	0	(1,266)
	Italy Government International Bond	1.000	09/20/2019	1.166		91,100	288	(878)	0	(590)
	JPMorgan Chase & Co.	1.000	09/20/2015	0.222		29,900	284	(224)	60	0
	JPMorgan Chase & Co.	1.000	03/20/2019	0.533		21,000	412	(49)	363	0
	MetLife, Inc.	1.000	03/20/2019	0.490		51,800	473	506	979	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		8,900	39	(35)	4	0
	Prudential Financial, Inc.	1.000	03/20/2019	0.515		16,000	180	107	287	0
	Spain Government International Bond	1.000	06/20/2016	0.414		86,400	1,158	(638)	520	0
FBF	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.561		15,000	439	(165)	274	0
	Caterpillar Financial Services Corp.	1.000	06/20/2019	0.416		5,000	129	(14)	115	0
	JPMorgan Chase & Co.	1.000	09/20/2015	0.222		46,400	431	(337)	94	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		13,200	41	(35)	6	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.585		6,300	127	(18)	109	0
	Verizon Communications, Inc.	1.000	09/20/2018	0.464		1,000	27	(10)	17	0
GST	Berkshire Hathaway, Inc.	1.000	09/20/2017	0.303		15,900	392	(141)	251	0
	Berkshire Hathaway, Inc.	1.000	09/20/2018	0.425		63,600	1,798	(616)	1,182	0
	Brazil Government International Bond	1.000	12/20/2016	1.302		25,800	(383)	275	0	(108)
	California State General Obligation Bonds, Series 2003	1.000	09/20/2019	0.518		21,800	594	(160)	434	0
	Citigroup, Inc.	1.000	03/20/2019	0.635		16,000	165	52	217	0
	Continental Resources, Inc.	1.000	06/20/2016	1.000		5,800	74	(73)	1	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		41,200	(479)	266	0	(213)
	JPMorgan Chase & Co.	1.000	03/20/2019	0.533		26,000	498	(48)	450	0
	MetLife, Inc.	1.000	09/20/2019	0.558		15,200	295	(14)	281	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		55,500	206	(181)	25	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		14,500	120	(138)	0	(18)
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.301		6,800	195	2	197	0
	Portugal Government International Bond	1.000	12/20/2015	0.685		25,900	(85)	130	45	0
	Portugal Government International Bond	1.000	03/20/2016	0.686		35,600	(181)	271	90	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.585		9,500	194	(29)	165	0
	Spain Government International Bond	1.000	03/20/2019	0.860		20,600	(185)	294	109	0
	Spain Government International Bond	1.000	03/20/2020	0.980		52,000	397	(336)	61	0
HUS	Italy Government International Bond	1.000	03/20/2019	1.096		20,700	(438)	371	0	(67)
	Mexico Government International Bond	1.000	12/20/2018	0.994		59,200	107	(79)	28	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		33,500	252	(292)	0	(40)
	Qatar Government International Bond	1.000	03/20/2016	0.114		2,000	(1)	14	13	0
	Qatar Government International Bond	1.000	06/20/2016	0.148		1,000	(7)	16	9	0
JPM	AT&T, Inc.	1.000	03/20/2019	0.520		17,000	248	55	303	0
	China Government International Bond	1.000	03/20/2019	0.648		23,350	131	174	305	0
	Ford Motor Co.	5.000	03/20/2019	0.761		10,200	1,902	(317)	1,585	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		19,200	(273)	174	0	(99)
	HSBC Bank PLC	1.000	03/20/2019	0.574	EUR	5,000	83	6	89	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		$4,700	14	(12)	2	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		29,800	224	(260)	0	(36)
	Qatar Government International Bond	1.000	03/20/2016	0.114		1,500	(6)	16	10	0
	Qatar Government International Bond	1.000	06/20/2019	0.421		16,300	334	39	373	0
	Russia Government International Bond	1.000	09/20/2015	2.462		35,300	(83)	(25)	0	(108)
	Spain Government International Bond	1.000	03/20/2020	0.980		46,700	323	(269)	54	0
	Verizon Communications, Inc.	1.000	06/20/2019	0.541		8,300	182	(32)	150	0
MYC	Berkshire Hathaway, Inc.	1.000	09/20/2019	0.561		16,700	497	(192)	305	0
	Brazil Government International Bond	1.000	03/20/2019	2.218		11,800	(417)	(88)	0	(505)
	Brazil Government International Bond	1.000	09/20/2019	2.310		11,800	(237)	(372)	0	(609)
	California State General Obligation Bonds, Series 2003	1.000	09/20/2024	1.070		11,400	81	(141)	0	(60)
	Emirate of Abu Dhabi Government International Bond	1.000	03/20/2016	0.137		2,000	(6)	19	13	0
	Emirate of Abu Dhabi Government International Bond	1.000	06/20/2016	0.150		2,000	(15)	32	17	0
	Ford Motor Co.	5.000	03/20/2019	0.761		10,500	1,948	(317)	1,631	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		45,500	424	(322)	102	0
	Italy Government International Bond	1.000	03/20/2019	1.096		9,900	(190)	158	0	(32)
	Italy Government International Bond	1.000	12/20/2019	1.205		17,000	(8)	(135)	1	(144)
	JPMorgan Chase & Co.	1.000	09/20/2015	0.222		50,000	475	(374)	101	0
	Ohio State General Obligation Bonds, Series 2007	1.000	09/20/2019	0.301		3,400	99	(1)	98	0
	Portugal Government International Bond	1.000	12/20/2015	0.685		50,000	(171)	260	89	0
	Qatar Government International Bond	1.000	06/20/2016	0.148		1,000	(7)	16	9	0
	Spain Government International Bond	1.000	03/20/2020	0.980		95,500	710	(598)	112	0

							$26,263	$(4,236)	$27,780	$(5,753)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	4,370	$(3)	$258	$255	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		430	0	(42)	0	(42)
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	56,500	92	(328)	0	(236)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		549,000	(918)	(6,124)	0	(7,042)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		55,600	21	(48)	0	(27)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	63,200	(103)	1,307	1,204	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	2,600	18	134	152	0
	Pay	1-Year BRL-CDI	11.160	01/04/2021	BRL	456,200	(993)	(4,859)	0	(5,852)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		156,100	502	(1,556)	0	(1,054)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		82,200	234	(440)	0	(206)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		85,400	79	(121)	0	(42)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	56,800	(8)	1,122	1,114	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,870	(2)	8	6	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	9,700	5	(10)	0	(5)
	Pay	3-Month EUR-EXT-CPI Index	0.990	03/31/2020	EUR	5,100	(3)	52	49	0
DUB	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	143,700	249	(850)	0	(601)
	Pay	1-Year BRL-CDI	11.160	01/04/2021		129,700	(234)	(1,430)	0	(1,664)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		6,200	20	(62)	0	(42)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		143,200	(16)	(342)	0	(358)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		447,400	467	(686)	0	(219)
FBF	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	1,200	7	(3)	4	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		3,640	3	218	221	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		1,126	(4)	(6)	0	(10)
	Pay	1-Month GBP-UKRPI	3.530	12/15/2044		4,300	36	156	192	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		530	6	(57)	0	(51)
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	268,800	435	(1,560)	0	(1,125)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		101,800	417	(1,105)	0	(688)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		158,800	(90)	(307)	0	(397)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		153,200	276	(351)	0	(75)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	29,540	0	(1,152)	0	(1,152)
	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	105,400	2	(617)	0	(615)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		469,350	658	(888)	0	(230)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	132,000	(455)	2,741	2,286	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		198,300	(14)	4,354	4,340	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		121,600	(21)	1,165	1,144	0
	Pay	28-Day MXN-TIIE	7.740	05/29/2024	MXN	747,500	0	474	474	0
HUS	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	114,000	39	(705)	0	(666)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		41,700	34	(54)	0	(20)
	Pay	28-Day MXN-TIIE	7.650	05/30/2024	MXN	825,800	49	297	346	0
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	1,300	9	49	58	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		2,910	5	172	177	0
	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	108,300	16	(648)	0	(632)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		143,400	93	(163)	0	(70)
UAG	Pay	1-Year BRL-CDI	11.680	01/04/2021		271,200	431	(2,263)	0	(1,832)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		177,400	339	(783)	0	(444)

							$1,678	$(15,053)	$12,022	$(25,397)

Total Swap Agreements							$28,139	$(19,239)	$40,050	$(31,150)

(n)	Securities with an aggregate market value of $23,166 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$69,878	$5,068	$74,946
Corporate Bonds & Notes
Banking & Finance	0	1,506,348	12,025	1,518,373
Industrials	0	322,515	0	322,515
Utilities	0	252,650	0	252,650
Municipal Bonds & Notes
California	0	67,624	0	67,624
Illinois	0	367	0	367
Massachusetts	0	464	0	464
Ohio	0	30,474	0	30,474
Virginia	0	735	0	735
Washington	0	43,244	0	43,244
West Virginia	0	4,659	0	4,659
U.S. Government Agencies	0	554,728	420	555,148
U.S. Treasury Obligations	0	2,270,548	0	2,270,548
Mortgage-Backed Securities	0	1,453,045	31,000	1,484,045
Asset-Backed Securities	11,072	1,887,805	7,217	1,906,094
Sovereign Issues	0	1,249,440	0	1,249,440
Convertible Preferred Securities
Banking & Finance	0	2,938	0	2,938
Preferred Securities
Banking & Finance	0	6,523	0	6,523
Short-Term Instruments
Repurchase Agreements	0	120,778	0	120,778
U.S. Treasury Bills	0	10,789	0	10,789
	$11,072	$9,855,552	$55,730	$9,922,354

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$381,488	$0	$0	$381,488

Total Investments	$392,560	$9,855,552	$55,730	$10,303,842

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,834,186)	$0	$(1,834,186)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,566	7,559	0	9,125
Over the counter	0	804,661	2	804,663
	$1,566	$812,220	$2	$813,788

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,001)	(7,588)	0	(13,589)
Over the counter	(134)	(167,467)	0	(167,601)
	$(6,135)	$(175,055)	$0	$(181,190)

Totals	$387,991	$8,658,531	$55,732	$9,102,254

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.8%
CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.2%
AGFC Capital Trust
6.000% due 01/15/2067		$100	$75
American Express Co.
4.900% due 03/15/2020 (f)		300	291
NBG Finance PLC
4.375% due 04/30/2019	EUR	400	181
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (f)	CAD	100	91

			638

INDUSTRIALS 0.2%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	299
HJ Heinz Co.
1.600% due 06/30/2017 (b)		$100	100
2.000% due 07/02/2018 (b)		100	100
2.800% due 07/02/2020 (b)		100	100

			599

UTILITIES 0.7%
AT&T, Inc.
1.212% due 06/30/2020		300	301
Petrobras Global Finance BV
1.896% due 05/20/2016		200	198
4.375% due 05/20/2023		100	87
5.375% due 01/27/2021		800	772
7.875% due 03/15/2019		400	426

			1,784

Total Corporate Bonds & Notes (Cost $3,180)			3,021

MUNICIPAL BONDS & NOTES 82.6%
ALASKA 1.6%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		4,000	4,543

ARIZONA 2.4%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2014
0.020% due 11/15/2052		3,700	3,700
Mesa, Arizona General Obligation Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2018		500	557
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,416

			6,673

CALIFORNIA 8.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		3,000	3,505
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,775
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	562
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027		8,270	7,775
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)		1,000	837
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019		125	143
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,702
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021		1,875	2,194
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020		1,680	1,947
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,154

Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	501

		23,095

COLORADO 8.9%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	15,040	16,783
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,206
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	2,932

		24,921

FLORIDA 6.7%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,859
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,633
Florida State General Obligation Bonds, Series 2013
5.000% due 06/01/2026	8,000	9,426
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,167
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	446

		18,531

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,816

ILLINOIS 1.5%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,037
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	113
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,037

		4,187

INDIANA 2.3%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	550
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,742

		6,292

IOWA 2.1%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,779
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	3,985	3,937

		5,716

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	392

MARYLAND 0.3%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	834

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, (IBC/NPFGC Insured), Series 2002
5.500% due 08/01/2019	150	175
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,081
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,361
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,133

Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.020% due 07/01/2037	440	440

		5,190

MICHIGAN 1.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,459

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,341

NEBRASKA 0.1%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	422

NEW JERSEY 2.9%
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,614
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,526

		8,140

NEW YORK 19.9%
New York City, New York General Obligation Notes, Series 2013
5.000% due 08/01/2015	6,800	6,827
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	539
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	564
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,498
5.250% due 06/15/2044	4,300	4,817
5.375% due 06/15/2043	3,000	3,488
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2022	4,000	4,740
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
0.030% due 06/15/2050	1,450	1,450
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,139
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2028	3,000	3,467
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,199
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,145
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2027	3,000	3,469
New York State Urban Development Corp. Revenue Notes, Series 2013
5.000% due 03/15/2018	2,700	2,985
5.000% due 03/15/2021	3,000	3,513
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	102
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,024
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,693
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,124
Utility Debt Securitization Authority, New York Revenue Notes, Series 2013
5.000% due 06/15/2018	1,500	1,565

		55,348

NORTH CAROLINA 0.5%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	533
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	761

		1,294

OHIO 5.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,017
6.500% due 06/01/2047	7,350	6,231
Lancaster Port Authority, Ohio Revenue Notes, Series 2014
0.723% due 02/01/2019	500	501
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	2,853

Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,500	4,735
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	112

		16,449

OKLAHOMA 0.6%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,726

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 06/15/2018	500	559

PENNSYLVANIA 0.4%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	553
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	681

		1,234

SOUTH CAROLINA 4.2%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.030% due 10/01/2039	11,650	11,650

TENNESSEE 1.0%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,195
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	1,500	1,510

		2,705

TEXAS 5.0%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	160
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,149
5.000% due 11/01/2020	1,000	1,165
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,122
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	283
Laredo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2005
5.000% due 08/01/2022	1,800	1,806
Leander Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2011
4.000% due 08/15/2020	3,290	3,691
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,676
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	562
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	565
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	140
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,639
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	107

		14,065

VIRGINIA 0.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	447

WASHINGTON 2.3%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,062
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	283
5.250% due 01/01/2039	500	569
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	2,828
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,156

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	577

			6,475

WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		2,200	2,442
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	139

			2,581

Total Municipal Bonds & Notes (Cost $217,101)			230,085

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.307% due 03/25/2034		47	47
1.087% due 04/25/2032		43	44
Freddie Mac
1.715% due 10/25/2021 (a)		675	54

Total U.S. Government Agencies (Cost $136)			145

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
3.000% due 11/15/2044 (h)(l)		4,050	3,944
U.S. Treasury Inflation Protected Securities (e)
0.250% due 01/15/2025 (j)(l)		5,394	5,284
1.375% due 02/15/2044 (h)(j)(l)		6,915	7,329
1.750% due 01/15/2028 (l)		339	383
2.000% due 01/15/2026 (l)		358	410
2.375% due 01/15/2025 (l)		628	737
2.375% due 01/15/2027 (l)		1,760	2,100

Total U.S. Treasury Obligations (Cost $21,631)			20,187

MORTGAGE-BACKED SECURITIES 3.4%
American Home Mortgage Assets Trust
1.118% due 09/25/2046 ^		45	32
Banc of America Commercial Mortgage Trust
5.732% due 04/10/2049		80	85
Banc of America Funding Trust
2.647% due 06/20/2032		63	64
Bear Stearns Adjustable Rate Mortgage Trust
2.719% due 03/25/2035		232	225
2.834% due 02/25/2034		130	128
Bear Stearns ALT-A Trust
4.989% due 05/25/2036 ^		2,921	2,105
Countrywide Home Loan Mortgage Pass-Through Trust
2.680% due 08/25/2034		41	36
Credit Suisse First Boston Mortgage Securities Corp.
2.288% due 07/25/2033		36	36
EMF-NL Prime BV
0.804% due 04/17/2041	EUR	87	88
Eurosail BV
1.504% due 10/17/2040		89	98
GSR Mortgage Loan Trust
2.340% due 06/25/2034		$50	48
5.750% due 01/25/2037		50	49
IndyMac Mortgage Loan Trust
0.487% due 07/25/2035		2,916	2,609
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	55
MASTR Adjustable Rate Mortgages Trust
2.181% due 05/25/2034		193	191
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.046% due 08/15/2032		341	325
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		302	223
Structured Asset Mortgage Investments Trust
0.438% due 07/19/2035		94	82
Thornburg Mortgage Securities Trust
1.437% due 06/25/2037		184	162
2.019% due 06/25/2037		751	720
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		227	235
6.150% due 02/15/2051		288	311
WaMu Mortgage Pass-Through Certificates Trust
1.558% due 08/25/2042		43	41
2.138% due 03/25/2037 ^		1,499	1,330

Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		179	181

Total Mortgage-Backed Securities (Cost $8,902)			9,459

ASSET-BACKED SECURITIES 4.7%
Citigroup Mortgage Loan Trust, Inc.
0.327% due 08/25/2036		133	121
Countrywide Asset-Backed Certificates
0.327% due 08/25/2037		1,000	903
0.335% due 01/25/2037		3,485	3,326
Credit-Based Asset Servicing and Securitization LLC
4.156% due 12/25/2035		556	552
IXIS Real Estate Capital Trust
0.417% due 01/25/2037		162	90
JPMorgan Mortgage Acquisition Trust
0.325% due 10/25/2036		838	784
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^		867	869
Residential Asset Mortgage Products Trust
0.387% due 03/25/2036		107	105
Residential Asset Securities Corp. Trust
0.367% due 04/25/2036		199	187
0.447% due 07/25/2036		3,700	2,255
0.587% due 02/25/2036		1,570	1,250
6.228% due 04/25/2032		7	7
Sierra Madre Funding Ltd.
0.584% due 09/07/2039		3,293	2,625

Total Asset-Backed Securities (Cost $9,332)			13,074

SOVEREIGN ISSUES 5.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	3,000	870
10.000% due 01/01/2025		21,900	6,098
Italy Buoni Poliennali Del Tesoro
4.000% due 02/01/2037 (h)	EUR	700	876
4.750% due 09/01/2044 (h)		800	1,124
5.000% due 09/01/2040 (h)		3,300	4,727
Mexico Government International Bond
4.750% due 06/14/2018	MXN	7,400	473
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	600	375

Total Sovereign Issues (Cost $15,426)			14,543

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (g) 0.1%			389

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.3%
0.011% due 07/16/2015 - 09/17/2015 (c)(h)(l)		$3,543	3,543

Total Short-Term Instruments (Cost $3,932)			3,932

Total Investments in Securities (Cost $279,640)			294,446

Total Investments 105.8% (Cost $279,640)			$294,446
Financial Derivative Instruments (i)(k) (4.0%) (Cost or Premiums, net $(12,774))			(11,004)
Other Assets and Liabilities, net (1.8%)			(5,020)

Net Assets 100.0%			$278,422

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$389	Fannie Mae 2.260% due 10/17/2022	$(397)	$389	$389

Total Repurchase Agreements						$(397)	$389	$389

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.480%	06/26/2015	07/10/2015	$(773)	$(773)

Total Reverse Repurchase Agreements					$(773)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.000%	05/19/2015	08/06/2015	EUR	(1,522)	$(1,687)
GSC	0.600	06/30/2015	07/06/2015		$(786)	(786)
MSC	(0.051)	05/05/2015	08/06/2015	EUR	(4,829)	(5,334)
	(0.050)	05/05/2015	08/06/2015		(3,545)	(3,965)
TDM	0.310	06/09/2015	08/07/2015		$(2,588)	(2,602)

Total Sale-Buyback Transactions						$(14,374)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $9,881 at a weighted average interest rate of 0.046%.
(3)	Payable for sale-buyback transactions includes $44 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	07/01/2045	$5,800	$(5,757)	$(5,765)
Fannie Mae	3.500	07/01/2045	11,100	(11,412)	(11,418)
Fannie Mae	4.500	07/01/2045	24,900	(26,953)	(26,904)

Total Short Sales				$(44,122)	$(44,087)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(h)	Securities with an aggregate market value of $15,059 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$147.000	08/21/2015	230	$2	$3

Total Purchased Options				$2	$3

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	212	$152	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	306	(286)	7	0
90-Day Eurodollar June Futures	Short	06/2016	65	(18)	1	0
90-Day Eurodollar March Futures	Short	03/2017	48	(10)	1	0
90-Day Eurodollar September Futures	Short	09/2016	53	(19)	1	0
Canada Government 10-Year Bond September Futures	Short	09/2015	35	(27)	0	(67)
Euro Currency September Futures	Long	09/2015	120	(176)	0	(163)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	28	(150)	25	(77)
U.S. Treasury 10-Year Note September Futures	Short	09/2015	193	216	13	0
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2015	108	226	7	0

Total Futures Contracts				$(92)	$55	$(307)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$6,831	$435	$12	$34	$0
CDX.IG-24 5-Year Index	1.000	06/20/2020	18,900	274	(79)	19	0

				$709	$(67)	$53	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	15,100	$92	$10	$0	$0
Receive	3-Month USD-LIBOR	1.000	12/17/2016		$12,000	(59)	(27)	0	0
Receive	3-Month USD-LIBOR	1.300	05/06/2017		106,600	(150)	(54)	7	0
Receive	3-Month USD-LIBOR	1.850	05/18/2017		29,600	(195)	(108)	2	0
Receive	3-Month USD-LIBOR	1.500	07/01/2017		50,200	(108)	(45)	2	0
Receive	3-Month USD-LIBOR	1.500	12/17/2017		153,300	(1,706)	(1,381)	9	0
Receive	3-Month USD-LIBOR	1.750	06/17/2018		37,300	(588)	(341)	4	0
Receive	3-Month USD-LIBOR	2.250	12/17/2019		66,900	(1,798)	(721)	16	0
Receive	3-Month USD-LIBOR	2.660	10/22/2024		600	(16)	(15)	0	0
Receive	3-Month USD-LIBOR	2.750	06/17/2025		30,000	(839)	439	15	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		1,700	(15)	3	0	(1)
Receive	3-Month USD-LIBOR	2.500	06/19/2028		600	9	7	0	0
Receive	3-Month USD-LIBOR	2.750	06/19/2033		6,900	51	39	7	0
Pay	3-Month USD-LIBOR	3.250	06/17/2045		3,800	251	(230)	0	(9)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025	EUR	12,300	611	806	0	(142)
Receive	6-Month GBP-LIBOR	1.650	01/22/2020	GBP	1,600	(10)	1	0	(11)
Receive	6-Month GBP-LIBOR	2.000	03/18/2022		4,100	(57)	(17)	0	(48)
Pay	28-Day MXN-TIIE	5.145	04/02/2020	MXN	18,200	(6)	11	6	0
Pay	28-Day MXN-TIIE	5.430	06/12/2020		36,800	9	9	13	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		52,500	(9)	12	23	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		23,900	(7)	7	11	0
Pay	28-Day MXN-TIIE	5.660	11/05/2021		27,500	(10)	(10)	12	0
Pay	28-Day MXN-TIIE	5.660	11/09/2021		8,700	(2)	(2)	4	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		1,200	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		8,500	(10)	(8)	4	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		7,200	(9)	(16)	5	0
Pay	28-Day MXN-TIIE	5.861	03/25/2025		26,200	(60)	(60)	18	0
Pay	28-Day MXN-TIIE	5.890	03/26/2025		40,000	(86)	(87)	27	0
Pay	28-Day MXN-TIIE	6.530	06/05/2025		2,300	2	2	2	0
Pay	28-Day MXN-TIIE	6.360	06/09/2025		16,500	0	1	11	0
Pay	28-Day MXN-TIIE	7.635	06/09/2025		5,200	(1)	(1)	2	0
Pay	28-Day MXN-TIIE	6.495	06/16/2025		12,300	8	8	9	0

						$(4,709)	$(1,769)	$210	$(211)

Total Swap Agreements						$(4,000)	$(1,836)	$263	$(211)

(j)	Securities with an aggregate market value of $1,999 and cash of $4,836 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(k) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	5,849		$1,845	$0	$(36)
	07/2015	KRW	1,113,723		1,002	6	0
	07/2015	MXN	62,881		4,120	120	0
	07/2015		$1,885	BRL	5,849	0	(4)
	07/2015		502	KRW	556,861	0	(3)
	07/2015		129	MXN	1,983	0	(2)
	05/2016	BRL	6,336		$1,807	0	(36)
BPS	07/2015		3,514		1,132	2	0
	07/2015	MXN	3,489		225	3	0
	07/2015		$1,133	BRL	3,514	0	(2)
	07/2015		5,938	MXN	92,086	0	(82)
	08/2015		1,119	BRL	3,514	0	(2)
CBK	07/2015	AUD	3,512		$2,677	0	(32)
	07/2015	BRL	9,105		2,935	6	0
	07/2015		$2,871	BRL	9,105	57	0
	07/2015		149	EUR	133	0	(1)
	09/2015	MXN	21,549		$1,363	1	0
	05/2016	BRL	10,025		2,871	0	(44)
DUB	07/2015		21,948		7,172	112	0
	07/2015		$6,833	BRL	21,948	226	0
	10/2016	JPY	253,014		$3,576	1,481	0
GLM	07/2015	INR	17,036	EUR	239	0	(1)
	07/2015		$1,826	JPY	224,700	10	0
HUS	07/2015	BRL	9,341		$2,918	0	(86)
	07/2015	EUR	27,724		30,314	0	(594)
	07/2015	JPY	1,048,186		8,467	0	(98)
	07/2015		$3,011	BRL	9,341	0	(6)
JPM	07/2015	CAD	913		$731	0	0
	07/2015	EUR	2,392		2,660	0	(6)
	07/2015	INR	18,176	EUR	255	0	(1)
	07/2015		$362		319	0	(6)
	05/2016	BRL	8,660		$2,457	0	(61)
MSB	07/2015		2,131		694	9	0
	07/2015	KRW	3,371,674		3,092	82	0
	07/2015		$664	BRL	2,131	22	0
	07/2015		6,675	JPY	823,486	53	0
	07/2015		535	KRW	583,755	0	(14)
	08/2015	JPY	823,486		$6,678	0	(54)
	08/2015	SAR	534		142	0	0
	08/2015		$142	SAR	534	0	0
	05/2016	BRL	2,128		$604	0	(15)
NGF	07/2015		$5,164	MXN	79,831	0	(87)
SCX	07/2015	EUR	494	INR	35,212	3	0
	07/2015	KRW	1,938,323		$1,742	12	0
	07/2015	MXN	92,509		5,934	51	0
	09/2015		$5,900	MXN	92,509	0	(51)
SOG	07/2015		29,104	EUR	26,228	136	0
	08/2015	EUR	26,228		$29,118	0	(135)
TOR	07/2015	BRL	10,031		3,234	8	0
	07/2015		$3,233	BRL	10,031	0	(7)
UAG	07/2015	GBP	62		$94	0	(3)
	07/2015	MXN	15,021		980	24	0
	07/2015	SGD	1,924		1,439	11	0
	07/2015		$3,883	EUR	3,436	0	(53)
	08/2015		95	INR	6,118	1	0

Total Forward Foreign Currency Contracts						$2,436	$(1,522)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	123.500	08/24/2015	$2,900	$29	$26
BRC	Call - OTC USD versus CNH	CNH	6.500	02/02/2016	132	3	0
	Call - OTC USD versus CNH		7.500	02/02/2016	132	1	0
CBK	Call - OTC USD versus CNH		6.400	02/02/2016	132	4	1
FBF	Call - OTC USD versus CNH		7.400	02/02/2016	132	1	0
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	1,200	2	0
JPM	Call - OTC USD versus CNH	CNH	6.400	02/02/2016	1,858	50	8
	Call - OTC USD versus CNH		7.400	02/02/2016	1,858	11	1
MSB	Call - OTC USD versus SAR	SAR	3.759	07/30/2015	400	1	0
UAG	Call - OTC USD versus CNH	CNH	6.500	02/02/2016	1,859	39	6
	Call - OTC USD versus CNH		7.500	02/02/2016	1,859	10	1

						$151	$43

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.210%	04/25/2016	$8,300	$332	$44
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	8,400	9	11
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	5,200	6	6
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/16/2015	39,700	44	51
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/27/2017	6,400	319	320
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	11/27/2017	4,700	235	242
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	49,200	55	62
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	24,900	25	31
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	01/06/2016	29,700	33	38
	Put - OTC 3-Year Interest Rate Swap (Effective 02/08/2019)	3-Month USD-LIBOR	Receive	2.900	02/04/2016	53,800	126	117
	Put - OTC 3-Year Interest Rate Swap (Effective 02/22/2019)	3-Month USD-LIBOR	Receive	2.900	02/18/2016	52,900	137	121

							$1,321	$1,043

Interest Rate-capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 08/15/2017)	1.625%	3-Month USD-LIBOR	08/15/2019	$94,200	$603	$675

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 07/01/2045	$114.375	07/07/2015	$25,000	$1	$0
	Call - OTC Fannie Mae 4.000% due 07/01/2045	115.000	07/07/2015	20,000	1	0

					$2	$0

Total Purchased Options					$2,077	$1,761

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800%	07/15/2015	EUR	2,000	$(3)	$(4)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		1,900	(2)	(4)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		2,000	(3)	(4)

							$(8)	$(12)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.074	08/10/2015	EUR	3,900	$(30)	$(26)
	Call - OTC EUR versus USD		1.150	08/10/2015		3,900	(53)	(26)
	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		$224	(5)	(1)
	Call - OTC USD versus BRL		3.960	03/10/2016		265	(8)	(4)
	Put - OTC USD versus JPY	JPY	117.500	08/24/2015		2,900	(14)	(7)
	Call - OTC USD versus JPY		127.500	08/24/2015		2,900	(11)	(6)
BPS	Put - OTC EUR versus AUD	AUD	1.410	09/28/2015	EUR	2,532	(20)	(29)
	Call - OTC EUR versus AUD		1.490	09/28/2015		2,532	(38)	(35)
BRC	Call - OTC USD versus CNH	CNH	7.000	02/02/2016		$264	(2)	0
FBF	Call - OTC USD versus BRL	BRL	3.620	09/10/2015		940	(21)	(3)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		264	(3)	0
GLM	Call - OTC USD versus MXN	MXN	16.000	07/30/2015		3,700	(21)	(21)
JPM	Call - OTC USD versus BRL	BRL	3.960	03/10/2016		899	(29)	(15)
	Call - OTC USD versus CNH	CNH	6.900	02/02/2016		3,717	(39)	(4)
UAG	Call - OTC USD versus CNH		7.000	02/02/2016		3,717	(34)	(3)

							$(328)	$(180)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500%	02/04/2016	$900	$(2)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015	2,800	(30)	(17)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	5,100	(62)	(49)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016	13,100	(160)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460	11/27/2017	4,600	(84)	(63)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525	11/27/2017	5,900	(122)	(76)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	11/27/2017	9,200	(160)	(116)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	07/13/2015	2,600	(8)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/01/2015	10,200	(144)	(97)
MYC	Put - OTC 1-Year Interest Rate Swap (Effective 02/08/2018)	3-Month USD-LIBOR	Pay	2.500	02/04/2016	52,900	(111)	(114)
	Put - OTC 1-Year Interest Rate Swap (Effective 02/22/2018)	3-Month USD-LIBOR	Pay	2.495	02/18/2016	52,900	(111)	(123)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	11,100	(81)	(21)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	11,100	(76)	(55)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530	02/29/2016	11,100	(136)	(7)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550	10/27/2017	26,800	(460)	(321)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	07/24/2015	6,800	(68)	(168)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/16/2015	8,600	(105)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	6,400	(72)	(14)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015	15,100	(287)	(14)

							$(2,279)	$(1,303)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 08/15/2017)	1.000%	3-Month USD-LIBOR	08/15/2019	$188,400	$(603)	$(642)

Total Written Options						$(3,218)	$(2,137)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Standard Chartered PLC	(1.000)%	06/20/2017	0.513%	EUR	100	$3	$(4)	$0	$(1)
	Sweden Government International Bond	(0.250)	09/20/2021	0.192		$900	17	(20)	0	(3)
BPS	Sweden Government International Bond	(0.250)	09/20/2021	0.192		300	5	(6)	0	(1)
CBK	Rabobank Group	(1.000)	03/20/2017	0.429	EUR	300	4	(8)	0	(4)
	Standard Chartered PLC	(1.000)	06/20/2017	0.513		200	7	(9)	0	(2)
FBF	Noble Corp.	(1.000)	03/20/2017	1.618		$200	0	2	2	0
GST	Standard Chartered PLC	(1.000)	06/20/2017	0.513	EUR	200	7	(9)	0	(2)
	Stanley Black & Decker, Inc.	(1.000)	09/20/2017	0.229		$200	(3)	(1)	0	(4)

							$40	$(55)	$2	$(17)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2023	1.016%		$100	$(4)	$4	$0	$0
	Dell, Inc.	1.000	12/20/2019	1.986		2,200	(121)	30	0	(91)
	General Electric Capital Corp.	1.000	09/20/2015	0.121		100	1	(1)	0	0
	Spain Government International Bond	1.000	09/20/2019	0.918		8,500	153	(122)	31	0
BPS	Slovenia Government International Bond	1.000	06/20/2019	0.931		6,500	(130)	149	19	0
CBK	China Government International Bond	1.000	12/20/2019	0.787		400	3	1	4	0
	Dell, Inc.	1.000	09/20/2019	1.806		3,800	(196)	74	0	(122)
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		600	(7)	4	0	(3)
DUB	Ally Financial, Inc.	5.000	12/20/2020	1.992		600	26	63	89	0
	Berkshire Hathaway, Inc.	1.000	09/20/2020	0.713		500	(6)	13	7	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		200	2	(1)	1	0
FBF	Finmeccanica Finance S.A.	5.000	03/20/2019	1.316	EUR	100	16	(1)	15	0
	Ford Motor Credit Co. LLC	5.000	03/20/2019	0.580		$2,200	414	(58)	356	0
GST	Community Health Systems, Inc.	5.000	12/20/2016	0.537		4,300	419	(130)	289	0
	Dell, Inc.	1.000	12/20/2019	1.986		1,700	(91)	21	0	(70)
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2015	3.393		100	(6)	5	0	(1)
	Greece Government International Bond	1.000	09/20/2015	41.000	EUR	200	(50)	(41)	0	(91)
	Sprint Communications, Inc.	5.000	12/20/2019	4.001		$1,900	176	(98)	78	0
JPM	China Government International Bond	1.000	12/20/2019	0.787		5,800	45	10	55	0
	Italy Government International Bond	1.000	06/20/2019	1.134		3,500	(39)	22	0	(17)
MYC	Italy Government International Bond	1.000	06/20/2019	1.134		7,100	(82)	48	0	(34)
	Italy Government International Bond	1.000	12/20/2019	1.205		1,500	(3)	(10)	0	(13)
	Spain Government International Bond	1.000	09/20/2019	0.918		7,900	133	(104)	29	0

							$653	$(122)	$973	$(442)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	08/25/2037	$81	$42	$(24)	$18	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	241	124	(70)	54	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	08/25/2037	402	207	(116)	91	0

					$373	$(210)	$163	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$17,790	$(3,650)	$327	$0	$(3,323)
	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(2)	25	0
BRC	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,895	(1,831)	169	0	(1,662)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000	12/20/2019	200	27	(2)	25	0
GST	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	8,895	(1,848)	187	0	(1,661)
	CMBX.NA.AAA.1 Index	0.100	10/12/2052	473	(2)	2	0	0
JPM	ABX.HE.AAA.6-2 Index	0.110	05/25/2046	27,753	(5,583)	400	0	(5,183)

					$(12,860)	$1,081	$50	$(11,829)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	125	$0	$7	$7	$0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		10	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	4,300	7	(25)	0	(18)
	Pay	1-Year BRL-CDI	11.500	01/04/2021		5,600	37	(87)	0	(50)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,200	0	(1)	0	(1)
	Pay	3-Month EUR-EXT-CPI Index	0.710	01/29/2020	EUR	2,200	(3)	45	42	0
BPS	Pay	1-Month GBP-UKRPI	3.550	12/11/2044	GBP	60	0	4	4	0
	Pay	1-Year BRL-CDI	11.000	01/04/2021	BRL	9,700	1	(143)	0	(142)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		26,300	20	(86)	0	(66)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,600	2	(3)	0	(1)
	Pay	3-Month EUR-EXT-CPI Index	0.700	01/30/2020	EUR	2,000	0	39	39	0
CBK	Pay	1-Month GBP-UKRPI	3.400	06/15/2030	GBP	50	0	0	0	0
	Pay	1-Year BRL-CDI	12.230	01/04/2021	BRL	1,200	1	(2)	0	(1)
DUB	Pay	1-Year BRL-CDI	12.360	01/02/2018		6,000	10	(35)	0	(25)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		1,300	0	(3)	0	(3)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		13,200	14	(20)	0	(6)
FBF	Pay	1-Month GBP-UKRPI	3.550	11/15/2044	GBP	90	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.450	12/15/2044		38	0	0	0	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		10	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	12.360	01/02/2018	BRL	12,100	20	(71)	0	(51)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		5,700	10	(13)	0	(3)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	1,050	0	(41)	0	(41)
	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	5,000	0	(29)	0	(29)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		2,600	3	(4)	0	(1)
	Pay	3-Month EUR-EXT-CPI Index	0.740	01/26/2020	EUR	1,400	(5)	29	24	0
	Pay	3-Month EUR-EXT-CPI Index	0.660	01/30/2020		4,900	0	107	107	0
	Pay	3-Month EUR-EXT-CPI Index	0.993	03/30/2020		7,800	(1)	74	73	0
HUS	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	5,100	2	(32)	0	(30)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		2,500	(1)	(5)	0	(6)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		1,300	1	(2)	0	(1)
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	100	1	4	5	0
MYC	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		70	0	4	4	0
	Pay	1-Year BRL-CDI	12.180	01/02/2018	BRL	5,200	1	(31)	0	(30)
	Pay	1-Year BRL-CDI	12.230	01/04/2021		2,600	2	(3)	0	(1)
UAG	Pay	1-Year BRL-CDI	12.055	01/04/2021		19,300	37	(85)	0	(48)

							$159	$(404)	$311	$(556)

Total Swap Agreements							$(11,635)	$290	$1,499	$(12,844)

(l)	Securities with an aggregate market value of $13,030 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$638	$0	$638
Industrials	0	599	0	599
Utilities	0	1,784	0	1,784
Municipal Bonds & Notes
Alaska	0	4,543	0	4,543
Arizona	0	6,673	0	6,673
California	0	23,095	0	23,095
Colorado	0	24,921	0	24,921
Florida	0	18,531	0	18,531
Georgia	0	1,816	0	1,816
Illinois	0	4,187	0	4,187
Indiana	0	6,292	0	6,292
Iowa	0	5,716	0	5,716
Kansas	0	392	0	392
Maryland	0	834	0	834
Massachusetts	0	5,190	0	5,190
Michigan	0	3,459	0	3,459
Minnesota	0	1,341	0	1,341
Nebraska	0	422	0	422
New Jersey	0	8,140	0	8,140
New York	0	55,348	0	55,348
North Carolina	0	1,294	0	1,294
Ohio	0	16,449	0	16,449
Oklahoma	0	1,726	0	1,726
Oregon	0	559	0	559
Pennsylvania	0	1,234	0	1,234
South Carolina	0	11,650	0	11,650
Tennessee	0	2,705	0	2,705
Texas	0	14,065	0	14,065
Virginia	0	447	0	447
Washington	0	6,475	0	6,475
Wisconsin	0	2,581	0	2,581
U.S. Government Agencies	0	145	0	145
U.S. Treasury Obligations	0	20,187	0	20,187
Mortgage-Backed Securities	0	9,459	0	9,459
Asset-Backed Securities	0	13,074	0	13,074
Sovereign Issues	0	14,543	0	14,543
Short-Term Instruments
Repurchase Agreements	0	389	0	389
U.S. Treasury Bills	0	3,543	0	3,543

Total Investments	$0	$294,446	$0	$294,446

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(44,087)	0	(44,087)
	$0	$(44,087)	$0	$(44,087)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	266	0	321
Over the counter	0	5,696	0	5,696
	$55	$5,962	$0	$6,017

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(307)	(211)	0	(518)
Over the counter	0	(16,503)	0	(16,503)

	$(307)	$(16,714)	$0	$(17,021)

Totals	$(252)	$239,607	$0	$239,355

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.8%
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
0.833% due 03/24/2034	$1,003	$813

INDUSTRIALS 0.6%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,441	1,635
Times Square Hotel Trust
8.528% due 08/01/2026	5,583	7,135
UAL Pass-Through Trust
6.636% due 01/02/2024	1,268	1,360

		10,130

Total Corporate Bonds & Notes (Cost $9,339)		10,943

MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.1%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.374% due 04/01/2040	799	806

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,435	2,894

Total Municipal Bonds & Notes (Cost $4,036)		3,700

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.247% due 07/25/2037	3,944	3,705
0.317% due 03/25/2036	68	65
0.427% due 08/25/2031 - 05/25/2032	224	206
0.585% due 09/17/2027	3	4
0.637% due 06/25/2021 - 02/25/2033	130	132
0.687% due 01/25/2020 - 03/25/2022	49	49
0.737% due 12/25/2021	7	7
0.785% due 11/18/2031	4	5
0.837% due 11/25/2031	82	83
0.887% due 04/25/2022	7	7
0.937% due 05/25/2022	14	14
1.037% due 05/25/2018 - 10/25/2020	27	27
1.087% due 08/25/2023	19	19
1.187% due 12/25/2023 - 04/25/2032	36	36
1.337% due 10/25/2022 - 09/25/2023	18	19
1.346% due 03/01/2044 - 10/01/2044	114	117
1.504% due 02/01/2033	282	295
1.546% due 11/01/2030 - 10/01/2040	76	78
1.680% due 12/25/2021	3	3
1.750% due 12/25/2023	31	32
1.787% due 09/01/2033	40	42
1.790% due 06/01/2033	26	27
1.793% due 03/01/2035	38	40
1.937% due 10/01/2026 - 11/01/2040	104	106
1.940% due 07/01/2035	60	63
1.941% due 01/01/2035	15	16
1.950% due 08/01/2033 - 02/01/2035	118	124
1.975% due 03/01/2035	36	39
2.002% due 11/01/2034	3	4
2.026% due 04/01/2036	7	8
2.056% due 11/01/2035	5	6
2.117% due 10/01/2034	15	16
2.126% due 02/01/2035	26	27
2.130% due 03/01/2030	11	12
2.145% due 09/01/2033	17	19
2.160% due 11/01/2034	41	44
2.173% due 12/01/2035	33	36
2.199% due 12/01/2033	1	1
2.200% due 08/01/2033	42	45
2.220% due 10/01/2031 - 11/01/2032	95	101
2.224% due 03/01/2033	3	3
2.232% due 12/01/2036	55	58
2.235% due 04/01/2033	26	28

2.237% due 07/01/2033	28	30
2.250% due 10/01/2032 - 12/01/2036	105	110
2.253% due 09/01/2030	25	26
2.255% due 04/01/2018	3	3
2.260% due 08/01/2032	5	5
2.298% due 12/01/2036	50	53
2.300% due 05/01/2025	4	4
2.304% due 10/01/2033	9	9
2.307% due 05/01/2036	26	27
2.311% due 03/01/2035	19	20
2.338% due 09/01/2033	18	19
2.375% due 03/01/2029 - 09/01/2032	77	79
2.377% due 05/01/2034	55	58
2.397% due 07/01/2033	19	21
2.400% due 01/01/2033	28	29
2.454% due 01/01/2037	21	23
2.460% due 04/01/2036	36	39
2.465% due 05/01/2033	67	71
2.473% due 04/01/2034	7	7
2.480% due 08/01/2035	41	43
2.542% due 06/01/2033	24	24
2.590% due 05/01/2031	10	10
2.625% due 09/01/2033	1	1
2.750% due 09/01/2015 - 01/01/2029	43	43
2.922% due 06/01/2033	127	134
3.483% due 05/01/2036	36	38
4.000% due 11/01/2019 - 11/25/2033	97	104
4.250% due 10/01/2027 - 03/25/2033	4	4
4.300% due 12/01/2017	4	4
4.365% due 03/01/2019	4	4
5.000% due 06/25/2023 - 11/25/2032	449	475
5.370% due 08/25/2043	27	27
5.500% due 08/01/2018 - 09/25/2035	1,735	1,990
6.500% due 06/25/2028	43	48
6.770% due 01/18/2029	29	30
7.000% due 02/01/2019 - 07/25/2042	20	21
7.500% due 08/25/2021 - 07/25/2022	39	43
8.500% due 05/01/2017 - 04/01/2032	130	143
15.413% due 08/25/2021	21	26
Freddie Mac
0.436% due 10/15/2032	17	17
0.447% due 08/25/2031	116	113
0.536% due 12/15/2029	20	20
0.547% due 10/25/2029	1	1
0.636% due 12/15/2031	6	6
0.736% due 04/15/2022 - 08/15/2031	25	26
0.836% due 03/15/2020	9	9
0.886% due 06/15/2022	14	14
1.115% due 05/15/2023	26	27
1.136% due 02/15/2021	6	6
1.140% due 09/25/2023	397	402
1.286% due 05/15/2023	9	9
1.346% due 10/25/2044 - 02/25/2045	4,701	4,773
1.546% due 07/25/2044	1,072	1,082
1.750% due 02/01/2017	1	1
1.855% due 09/01/2035	25	26
2.000% due 10/15/2022	10	10
2.195% due 01/01/2035	40	43
2.232% due 10/01/2034	38	41
2.233% due 02/01/2035	15	16
2.237% due 01/01/2035	38	40
2.242% due 02/01/2035	36	39
2.276% due 11/01/2027	68	68
2.288% due 09/01/2028	21	21
2.291% due 02/01/2035	40	43
2.299% due 03/01/2028	5	5
2.310% due 02/01/2022	5	6
2.331% due 10/01/2033	7	7
2.340% due 09/01/2035	18	19
2.355% due 12/01/2033	96	102
2.360% due 09/01/2033 - 04/01/2036	98	104
2.362% due 11/01/2034	66	71
2.365% due 11/01/2023	5	5
2.375% due 08/01/2032 - 11/01/2034	72	77
2.381% due 01/01/2035	12	13
2.409% due 02/01/2026	5	5
2.413% due 07/01/2037	66	70
2.458% due 04/01/2032	95	98
2.465% due 02/01/2035	68	73
2.466% due 03/01/2034	50	54
2.473% due 04/01/2033	4	4
2.477% due 04/01/2034	42	44
2.520% due 02/01/2036	33	36
2.531% due 01/01/2032	5	5
2.539% due 08/01/2023	16	16
2.542% due 03/01/2032	80	83

2.580% due 08/01/2030	17	17
2.584% due 03/01/2030	25	26
2.597% due 04/01/2035	161	165
2.600% due 03/01/2033	8	9
4.000% due 10/15/2033	114	122
4.500% due 05/15/2018 - 09/15/2018	112	117
5.000% due 08/15/2019 - 02/15/2036	861	934
5.421% due 05/01/2026	25	26
5.500% due 05/15/2036	50	56
5.842% due 08/01/2031	87	93
6.500% due 03/15/2021 - 07/25/2043	684	795
7.000% due 06/15/2029	35	38
7.500% due 02/15/2023 - 01/15/2031	15	17
8.000% due 03/15/2023	26	30
9.250% due 11/15/2019	2	2
9.500% due 04/15/2020	4	5
Ginnie Mae
0.587% due 02/20/2029	2	2
1.625% due 10/20/2026 - 10/20/2033	262	273
1.750% due 01/20/2023 - 02/20/2030	105	109
2.000% due 04/20/2017 - 07/20/2030	122	128
2.250% due 01/20/2034	30	31
3.000% due 04/20/2018 - 04/20/2019	10	10
4.000% due 04/20/2016 - 04/20/2019	3	2

Total U.S. Government Agencies (Cost $19,556)		20,370

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
1.500% due 08/31/2018 (d)(f)	12,100	12,250
2.125% due 12/31/2015 (f)	9,972	10,068

Total U.S. Treasury Obligations (Cost $22,366)		22,318

MORTGAGE-BACKED SECURITIES 37.7%
Adjustable Rate Mortgage Trust
0.457% due 11/25/2035	1,795	1,650
0.467% due 11/25/2035	3,120	2,861
2.512% due 04/25/2035	580	579
American Home Mortgage Investment Trust
2.423% due 06/25/2045	7,115	7,024
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	6,147	4,740
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	6,100	6,252
Banc of America Funding Trust
0.377% due 10/20/2036	5,451	4,109
2.009% due 01/26/2037	74	74
2.497% due 09/20/2046	3,454	2,881
2.933% due 01/20/2047 ^	28	24
5.356% due 10/20/2046	916	753
Banc of America Mortgage Trust
2.497% due 12/25/2033	148	148
2.553% due 05/25/2033	136	135
2.623% due 07/25/2033	177	170
2.632% due 11/25/2033	60	59
2.732% due 10/25/2035 ^	1,540	1,364
2.863% due 06/25/2034	868	868
2.980% due 06/25/2035	1,820	1,765
3.021% due 11/25/2034	199	189
3.254% due 02/25/2033	114	113
BCAP LLC Trust
2.648% due 06/26/2035	5,325	5,355
BCRR Trust
5.989% due 08/17/2045	7,114	7,472
Bear Stearns Adjustable Rate Mortgage Trust
2.257% due 02/25/2036 ^	390	363
2.459% due 05/25/2034	126	118
2.595% due 02/25/2033	14	13
2.596% due 10/25/2034	58	58
2.597% due 05/25/2033	378	353
2.691% due 11/25/2034	660	653
2.710% due 04/25/2034	158	157
2.723% due 08/25/2035	3,765	3,413
2.724% due 01/25/2034	119	121
2.751% due 11/25/2030	75	72
2.774% due 05/25/2047 ^	1,414	1,270
2.799% due 10/25/2034	151	139
2.973% due 07/25/2034	1	1
3.143% due 02/25/2035	4,794	4,755
Bear Stearns ALT-A Trust
2.369% due 12/25/2033	887	902
2.410% due 01/25/2036 ^	1,030	839
2.424% due 04/25/2035	180	174
2.523% due 08/25/2036 ^	2,455	1,808
2.666% due 11/25/2035 ^	3,190	2,421

2.720% due 02/25/2036 ^	24	19
2.810% due 08/25/2036 ^	2,433	1,835
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	67	69
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	9,487	9,986
Bear Stearns Mortgage Securities, Inc.
2.669% due 06/25/2030	28	29
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046	9,515	7,291
2.577% due 01/26/2036	2,034	1,644
Bella Vista Mortgage Trust
0.437% due 05/20/2045	6,760	5,320
0.555% due 02/25/2035	12,122	9,253
CBA Commercial Small Balance Commercial Mortgage
0.467% due 12/25/2036	213	181
Charlotte Gateway Village LLC
6.410% due 12/01/2016	371	383
Chase Mortgage Finance Trust
2.449% due 12/25/2035 ^	3,632	3,312
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.683% due 01/25/2035	883	738
Citigroup Commercial Mortgage Trust
5.899% due 12/10/2049	8,297	8,872
Citigroup Mortgage Loan Trust, Inc.
0.517% due 12/25/2034	543	476
0.985% due 08/25/2035 ^	501	394
2.500% due 11/25/2035	5,697	5,657
2.510% due 10/25/2035	111	110
2.633% due 08/25/2035	1,185	1,178
2.660% due 05/25/2035	73	72
Commercial Mortgage Loan Trust
6.239% due 12/10/2049	4,536	4,810
Community Program Loan Trust
4.500% due 04/01/2029	230	233
Countrywide Alternative Loan Trust
0.347% due 07/25/2036	11,462	10,754
0.367% due 02/20/2047	4,456	3,340
0.377% due 09/25/2046 ^	1,069	922
0.382% due 12/20/2046	4,906	3,767
0.387% due 06/25/2037	1,612	1,386
0.387% due 07/20/2046 ^	1,674	1,254
0.397% due 03/20/2046	764	608
0.437% due 05/25/2035	284	186
0.437% due 06/25/2035	5,368	4,740
0.457% due 02/25/2036	283	235
0.467% due 12/25/2035	356	312
0.477% due 11/25/2035	98	81
0.497% due 10/25/2035	5,337	4,340
0.507% due 11/20/2035	724	616
0.517% due 10/25/2035	124	99
0.687% due 05/25/2035 ^	704	589
0.957% due 11/25/2035	5,148	4,414
0.998% due 03/25/2047 ^	8,547	6,486
1.158% due 02/25/2036	1,607	1,456
1.604% due 08/25/2035	3,353	3,165
5.500% due 11/25/2035 ^	3,014	2,818
5.500% due 03/25/2036 ^	182	155
5.750% due 03/25/2037 ^	848	763
6.250% due 12/25/2033	146	153
6.500% due 11/25/2031	160	170
Countrywide Home Loan Mortgage Pass-Through Trust
0.477% due 04/25/2035	86	72
0.507% due 03/25/2035	5,255	4,735
0.527% due 02/25/2035	178	161
0.537% due 02/25/2035	1,308	1,166
0.577% due 02/25/2035	254	201
0.787% due 03/25/2035	48	43
1.107% due 09/25/2034	332	240
1.934% due 06/19/2031	6	6
2.313% due 02/20/2036 ^	432	401
2.330% due 02/20/2036	427	370
2.450% due 04/25/2035 ^	177	56
2.494% due 02/20/2035	1,200	1,188
2.530% due 08/25/2034	3,267	2,857
2.536% due 02/25/2034	173	170
2.542% due 07/19/2033	142	139
2.544% due 02/19/2034	50	46
2.599% due 02/19/2034	35	35
2.680% due 08/25/2034	303	278
2.704% due 05/19/2033	20	20
6.000% due 11/25/2037	321	297
Credit Suisse Commercial Mortgage Trust
6.168% due 02/15/2041	12,800	13,861
Credit Suisse First Boston Mortgage Securities Corp.
0.804% due 03/25/2032	144	134

1.337% due 09/25/2034 ^	3,003	2,554
2.217% due 06/25/2033	484	476
2.288% due 07/25/2033	44	43
2.467% due 12/25/2033	795	788
2.556% due 10/25/2033	315	312
2.581% due 12/25/2032 ^	63	52
5.500% due 11/25/2035	421	391
5.750% due 04/25/2033	29	30
6.250% due 07/25/2035	740	790
7.000% due 02/25/2033	34	35
Credit Suisse Mortgage Capital Certificates
2.618% due 08/27/2037	69	69
5.342% due 12/16/2043	5,000	5,270
5.467% due 09/18/2039	2,959	3,033
5.509% due 04/15/2047	2,600	2,658
5.692% due 04/16/2049	2,475	2,604
5.695% due 04/16/2049	4,400	4,618
5.750% due 12/26/2035	992	844
Downey Savings & Loan Association Mortgage Loan Trust
1.086% due 04/19/2047	1,165	1,025
Extended Stay America Trust
1.213% due 12/05/2031 (a)	24,500	163
First Horizon Alternative Mortgage Securities Trust
2.196% due 09/25/2034	4,399	4,315
2.219% due 06/25/2034	4,126	4,057
2.235% due 03/25/2035	360	287
First Horizon Mortgage Pass-Through Trust
2.583% due 02/25/2035	253	255
First Republic Bank Mortgage Pass-Through Certificates
0.667% due 06/25/2030	48	48
GMAC Mortgage Corp. Loan Trust
3.263% due 05/25/2035	51	51
GreenPoint Mortgage Funding Trust
0.397% due 04/25/2036	412	330
0.457% due 07/25/2035	2,385	2,310
0.647% due 06/25/2045	327	282
Greenwich Capital Acceptance, Inc.
3.005% due 06/25/2024	13	13
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,049	1,131
8.000% due 09/19/2027	446	460
GSR Mortgage Loan Trust
0.537% due 01/25/2034	32	27
2.701% due 01/25/2036 ^	580	541
2.703% due 09/25/2035	593	600
2.719% due 04/25/2035	1,904	1,897
2.813% due 04/25/2035	1,926	1,887
HarborView Mortgage Loan Trust
0.368% due 07/19/2046	4,447	2,704
0.378% due 02/19/2046	673	585
0.408% due 05/19/2035	446	373
0.428% due 06/19/2035	7,541	6,570
0.428% due 03/19/2036	533	387
0.888% due 01/19/2035	64	47
0.928% due 02/19/2034	26	26
2.009% due 11/19/2034	33	32
2.537% due 06/19/2045 ^	450	292
2.651% due 12/19/2035 ^	45	40
2.819% due 08/19/2034	294	285
HSI Asset Securitization Corp. Trust
0.507% due 07/25/2035	328	324
Impac CMB Trust
1.085% due 10/25/2033	181	176
Impac Secured Assets Trust
0.537% due 05/25/2036	151	147
0.617% due 08/25/2036	588	584
1.127% due 11/25/2034	51	50
IndyMac Adjustable Rate Mortgage Trust
1.742% due 01/25/2032	16	16
IndyMac Mortgage Loan Trust
0.377% due 09/25/2046	1,026	881
0.427% due 04/25/2035	293	262
0.467% due 03/25/2035	213	189
0.487% due 06/25/2037 ^	202	112
0.507% due 02/25/2035	2,579	2,401
0.827% due 07/25/2045	104	90
0.987% due 11/25/2034	7,337	6,671
1.407% due 09/25/2034	219	196
2.860% due 06/25/2036	3,839	2,723
4.274% due 06/25/2036	2,294	2,142
4.503% due 02/25/2036	12,434	10,508
JPMorgan Alternative Loan Trust
0.686% due 06/27/2037	6,052	5,000
3.312% due 10/25/2036	8,419	6,209
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	14,378	15,022

5.794% due 02/12/2051	7,811	8,378
5.885% due 02/12/2049	16,061	17,106
JPMorgan Mortgage Trust
2.407% due 10/25/2035 ^	133	110
2.578% due 06/25/2035	305	299
2.578% due 10/25/2035	417	407
2.628% due 04/25/2035	164	166
5.000% due 07/25/2036	1,468	1,401
JPMorgan Resecuritization Trust
2.103% due 07/27/2037	62	62
4.744% due 04/20/2036	134	136
6.000% due 02/27/2037	598	615
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	5	6
Lavender Trust
6.250% due 09/26/2036	951	966
LB Commercial Mortgage Trust
6.056% due 07/15/2044	11,066	11,944
LB Mortgage Trust
8.581% due 01/20/2017	9	9
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	654	537
Lehman XS Trust
0.417% due 04/25/2046 ^	2,438	1,882
MASTR Adjustable Rate Mortgages Trust
0.517% due 12/25/2034	1,433	1,224
2.450% due 12/25/2033	129	123
2.749% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	160	163
5.500% due 09/25/2033	444	446
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031	198	195
Merrill Lynch Mortgage Investors Trust
0.807% due 08/25/2028	26	25
0.827% due 10/25/2028	273	267
0.927% due 03/25/2028	47	45
1.931% due 01/25/2029	35	34
2.130% due 04/25/2035	69	67
2.504% due 08/25/2033	328	75
2.696% due 11/25/2035	21,376	21,297
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.810% due 06/12/2050	9,803	10,448
Morgan Stanley Capital Trust
5.362% due 11/14/2042	625	626
5.439% due 02/12/2044	1,711	1,709
Morgan Stanley Mortgage Loan Trust
0.447% due 03/25/2036	4,914	3,798
0.457% due 09/25/2035	19	19
2.431% due 10/25/2034	135	135
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045	8,570	9,082
5.989% due 08/15/2045	2,485	2,634
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	913	953
RBSSP Resecuritization Trust
2.252% due 12/26/2036	1,176	1,181
4.000% due 12/26/2036	16	16
Residential Accredit Loans, Inc. Trust
0.377% due 04/25/2046	1,927	1,512
0.387% due 10/25/2046	37,013	26,560
0.397% due 06/25/2037	475	356
0.397% due 04/25/2046	133	70
0.587% due 03/25/2033	18	18
3.121% due 09/25/2034	21	20
6.500% due 10/25/2036 ^	2,224	1,861
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	12	12
Residential Asset Securitization Trust
0.537% due 10/25/2018	72	70
0.637% due 02/25/2034	82	76
0.637% due 04/25/2035	1,399	1,065
6.250% due 08/25/2036	5,128	4,767
6.500% due 04/25/2037 ^	5,650	3,637
Residential Funding Mortgage Securities, Inc. Trust
0.587% due 07/25/2018	64	63
2.896% due 06/25/2035	2,966	2,837
3.781% due 02/25/2036 ^	154	140
6.500% due 03/25/2032	1	1
RiverView HECM Trust
0.740% due 05/25/2047	34,107	31,136
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	10,504	10,765
6.068% due 09/17/2039	1,346	1,440
SACO, Inc.
7.000% due 08/25/2036	12	12

Salomon Brothers Mortgage Securities, Inc.
0.687% due 05/25/2032	60	58
2.494% due 09/25/2033	10	10
8.500% due 05/25/2032	223	234
Sequoia Mortgage Trust
0.417% due 02/20/2035	284	269
0.807% due 11/20/2034	97	93
0.888% due 10/19/2026	128	126
0.923% due 05/20/2034	933	898
0.947% due 10/20/2027	26	24
0.956% due 02/20/2034	460	433
0.987% due 10/20/2027	63	62
1.547% due 10/20/2027	467	457
1.758% due 06/20/2034	112	109
1.790% due 08/20/2034	258	260
1.929% due 09/20/2032	60	58
2.349% due 01/20/2047 ^	1,585	1,314
Silver Oak Ltd.
1.731% due 06/21/2018	13,800	13,872
Structured Adjustable Rate Mortgage Loan Trust
0.527% due 08/25/2035	1,025	986
0.922% due 06/25/2034	761	716
1.547% due 05/25/2035	1,571	1,116
1.574% due 01/25/2035	1,125	907
2.480% due 04/25/2034	209	207
2.534% due 02/25/2036 ^	3,460	2,937
2.637% due 02/25/2034	214	211
Structured Asset Mortgage Investments Trust
0.467% due 02/25/2036	516	423
0.497% due 12/25/2035	3,232	2,485
0.788% due 07/19/2034	1,751	1,502
0.888% due 03/19/2034	524	477
1.028% due 10/19/2033	129	117
Structured Asset Mortgage Investments, Inc.
1.794% due 05/02/2030	82	54
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,861	1,705
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.743% due 02/25/2032	21	19
2.199% due 10/25/2031	25	25
2.543% due 06/25/2033	332	330
2.662% due 06/25/2032	7	6
2.721% due 07/25/2032	11	11
Travelers Mortgage Services, Inc.
2.302% due 09/25/2018	21	20
Wachovia Bank Commercial Mortgage Trust
1.106% due 10/15/2041 (a)	10,434	10
Wachovia Mortgage Loan Trust LLC
5.199% due 10/20/2035	977	949
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045	6,638	6,262
0.457% due 12/25/2045	8,352	8,073
0.477% due 07/25/2045	665	626
0.577% due 10/25/2044	1,221	1,186
0.607% due 06/25/2044	5,439	5,076
0.687% due 07/25/2044	74	69
0.927% due 11/25/2034	432	412
1.158% due 02/25/2046	597	555
1.558% due 06/25/2042	520	504
1.558% due 08/25/2042	504	481
1.602% due 11/25/2041	7	7
1.874% due 12/19/2039	342	325
2.154% due 03/25/2033	316	318
2.187% due 08/25/2046	4,035	3,640
2.290% due 02/25/2037 ^	893	775
2.379% due 02/25/2037 ^	1,841	1,624
2.384% due 08/25/2033	34	32
2.400% due 09/25/2035	33	33
2.459% due 06/25/2034	188	190
2.472% due 04/25/2033	280	249
2.515% due 01/25/2033	215	218
Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	77	75
Washington Mutual Mortgage Pass-Through Certificates Trust
0.684% due 01/25/2018	8	8
0.837% due 10/25/2035	1,652	1,322
2.166% due 02/25/2033	25	25
2.202% due 12/25/2032	418	418
2.349% due 11/25/2030	43	43
5.750% due 03/25/2033	198	205
6.000% due 03/25/2033	30	31
Wells Fargo Mortgage Loan Trust
2.668% due 09/27/2036	5,027	4,304
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^	768	666
2.490% due 11/25/2033	123	125

2.615% due 03/25/2036	313	301
2.621% due 03/25/2036	7,837	7,757
2.659% due 05/25/2035	277	275
2.661% due 03/25/2036 ^	4,133	3,974
2.721% due 07/25/2036 ^	754	733
5.586% due 12/25/2036	326	316
6.000% due 08/25/2037 ^	790	772

Total Mortgage-Backed Securities (Cost $560,903)		587,152

ASSET-BACKED SECURITIES 42.2%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,439	1,070
Accredited Mortgage Loan Trust
0.317% due 02/25/2037	15,275	14,638
1.265% due 04/25/2035	1,570	1,331
ACE Securities Corp Home Equity Loan Trust
1.237% due 12/25/2033	686	652
1.237% due 07/25/2034	265	244
AFC Home Equity Loan Trust
0.787% due 06/25/2028	702	628
0.857% due 04/25/2028	107	100
American Home Mortgage Investment Trust
0.545% due 08/25/2035	14	7
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.407% due 01/25/2036	6	6
0.625% due 08/25/2034	12,131	12,120
1.102% due 01/25/2035	793	635
1.297% due 03/25/2035	6,305	5,092
1.535% due 02/25/2033	1,428	1,360
Amortizing Residential Collateral Trust
0.767% due 07/25/2032	20	19
0.887% due 08/25/2032	12	11
Amresco Residential Securities Corp. Mortgage Loan Trust
0.682% due 06/25/2028	61	57
0.742% due 06/25/2027	68	66
0.742% due 09/25/2027	125	121
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.677% due 10/25/2035	1,000	821
1.235% due 10/25/2033	1,034	1,014
1.237% due 11/25/2034	3,380	3,309
2.765% due 01/25/2034	3,413	3,299
Asset-Backed Funding Certificates Trust
0.867% due 04/25/2033	843	809
1.207% due 03/25/2032	840	805
Asset-Backed Securities Corp. Home Equity Loan Trust
0.706% due 06/15/2031	113	111
1.132% due 09/25/2034	562	520
1.536% due 04/15/2033	75	74
Bayview Financial Asset Trust
0.587% due 12/25/2039	171	163
Bayview Financial Mortgage Pass-Through Trust
5.500% due 12/28/2035	29	29
Bear Stearns Asset-Backed Securities Trust
0.347% due 08/25/2036	1,407	1,229
0.585% due 02/25/2036	4,427	4,283
0.587% due 03/25/2035	2,095	2,081
0.634% due 09/25/2034	162	150
0.677% due 06/25/2036	498	490
0.777% due 06/25/2043	961	922
0.847% due 10/25/2032	54	52
0.987% due 10/27/2032	24	23
1.087% due 12/25/2033	750	707
1.145% due 04/25/2035	3,366	3,153
1.187% due 10/25/2037	5,397	2,864
1.187% due 11/25/2042	216	206
1.387% due 10/25/2032	174	165
1.437% due 08/25/2037	9,441	8,673
1.687% due 11/25/2042	132	128
1.837% due 11/25/2042	1,460	1,402
2.795% due 07/25/2036	947	669
5.500% due 12/25/2035	222	191
5.750% due 10/25/2033	737	773
6.000% due 06/25/2034	913	940
Bear Stearns Second Lien Trust
1.387% due 12/25/2036	5,000	4,673
CDC Mortgage Capital Trust
0.807% due 01/25/2033	29	27
1.237% due 01/25/2033	556	520
Centex Home Equity Loan Trust
0.877% due 09/25/2034	202	163
0.905% due 06/25/2034	1,016	882
5.160% due 09/25/2034	771	752
Central Park CLO Ltd.
1.477% due 07/23/2022	9,227	9,228

Chase Funding Trust
0.727% due 04/25/2033	1	1
0.767% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
CIFC Funding Ltd.
1.425% due 08/14/2024	5,000	5,013
CIT Group Home Equity Loan Trust
1.160% due 12/25/2031	346	327
CIT Mortgage Loan Trust
1.437% due 10/25/2037	1	1
Citigroup Mortgage Loan Trust, Inc.
0.267% due 01/25/2037	271	187
1.132% due 08/25/2035	3,738	3,437
5.550% due 08/25/2035	500	466
5.629% due 08/25/2035	2,777	2,601
Conseco Finance Home Equity Loan Trust
0.886% due 08/15/2033	161	155
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,418	950
Conseco Financial Corp.
6.220% due 03/01/2030	1,485	1,585
6.240% due 12/01/2028	74	76
6.760% due 03/01/2030	128	138
6.810% due 12/01/2028	1,397	1,463
6.860% due 07/15/2028	17	17
6.870% due 04/01/2030	20	22
7.070% due 01/15/2029	1	1
7.140% due 03/15/2028	110	116
7.140% due 01/15/2029	66	69
7.360% due 02/15/2029	3	3
7.550% due 01/15/2029	413	429
7.620% due 06/15/2028	20	21
Countrywide Asset-Backed Certificates
0.327% due 02/25/2037	2,946	2,869
0.367% due 09/25/2036	3,073	3,035
0.377% due 06/25/2036	326	320
0.377% due 11/25/2037	2,300	2,063
0.457% due 09/25/2036	8,003	7,226
0.555% due 04/25/2036	579	492
0.667% due 12/25/2031	265	201
0.747% due 04/25/2034	297	280
0.787% due 11/25/2033	14	13
0.807% due 09/25/2033	211	196
0.867% due 06/25/2033	11	9
0.887% due 11/25/2035	2,317	2,199
0.987% due 03/25/2033	1,088	1,009
1.057% due 04/25/2034	1,810	1,705
1.087% due 05/25/2032	183	176
1.162% due 06/25/2035	921	913
1.187% due 09/25/2032	188	175
1.237% due 08/25/2035	2,573	2,299
5.125% due 12/25/2034	3,873	3,543
5.413% due 01/25/2034	67	68
Countrywide Asset-Backed Certificates Trust
0.647% due 09/25/2034	21	21
0.675% due 02/25/2036	14,564	14,022
0.715% due 02/25/2036	4,696	4,037
0.927% due 12/25/2034	36	35
0.967% due 11/25/2034	1,356	1,314
1.162% due 10/25/2034	2,543	2,408
4.889% due 05/25/2036 ^	379	395
Countrywide Home Equity Loan Trust
0.376% due 04/15/2032	12,358	13,127
Credit Suisse First Boston Mortgage Securities Corp.
0.547% due 05/25/2044	23	23
0.805% due 01/25/2032	15	13
Credit-Based Asset Servicing and Securitization LLC
0.847% due 04/25/2036	78	78
4.156% due 12/25/2035	508	504
4.666% due 07/25/2035	2	2
6.280% due 05/25/2035	487	503
Dryden Senior Loan Fund
1.445% due 01/15/2022	14,854	14,846
EFS Volunteer LLC
1.065% due 07/26/2027	947	953
EMC Mortgage Loan Trust
0.635% due 12/25/2042	923	879
0.937% due 08/25/2040	492	484
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	497	503
Equity One Mortgage Pass-Through Trust
0.487% due 04/25/2034	1,242	1,042
0.525% due 07/25/2034	5	4
0.687% due 07/25/2034	71	60
First Franklin Mortgage Loan Trust
0.297% due 12/25/2037	306	207

0.665% due 12/25/2035	5,500	5,297
0.807% due 11/25/2031	100	90
First NLC Trust
0.327% due 08/25/2037	4,151	2,420
0.467% due 08/25/2037	2,502	1,488
GMAC Mortgage Corp. Home Equity Loan Trust
0.935% due 02/25/2031	128	127
Goldman Sachs Asset Management CLO PLC
0.498% due 08/01/2022	1,270	1,267
GSAMP Trust
0.485% due 10/25/2036 ^	6,113	729
0.535% due 01/25/2045	87	85
0.922% due 09/25/2035 ^	27,633	25,141
1.010% due 03/25/2034	1,447	1,365
1.162% due 08/25/2033	17	15
Home Equity Asset Trust
0.567% due 01/25/2036	6,641	6,623
0.785% due 11/25/2032	1	1
0.982% due 07/25/2034	575	542
1.102% due 03/25/2035	9,284	8,491
1.107% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036	96	77
5.821% due 04/25/2035	233	239
HSI Asset Loan Obligation Trust
0.245% due 12/25/2036	15	6
HSI Asset Securitization Corp. Trust
0.547% due 12/25/2035	6,600	5,642
IMC Home Equity Loan Trust
7.310% due 11/20/2028	36	36
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.347% due 07/25/2037	142	89
0.437% due 03/25/2036	3,464	3,386
0.637% due 08/25/2035	415	412
2.210% due 07/25/2034	865	806
Irwin Home Equity Loan Trust
1.537% due 02/25/2029	142	137
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036	3	1
0.295% due 08/25/2036	1,760	994
0.335% due 07/25/2036	5,602	5,380
L.A. Arena Funding LLC
7.656% due 12/15/2026	1,486	1,650
Lehman XS Trust
0.335% due 04/25/2037 ^	99	74
Long Beach Mortgage Loan Trust
0.517% due 01/25/2046	47	42
0.657% due 08/25/2035	2,043	2,028
0.887% due 03/25/2032	1	1
1.042% due 07/25/2034	441	428
1.237% due 10/25/2034	120	105
1.612% due 03/25/2032	373	355
Massachusetts Educational Financing Authority
1.227% due 04/25/2038	1,163	1,161
MASTR Asset-Backed Securities Trust
0.337% due 05/25/2037	247	235
0.937% due 12/25/2034 ^	3,056	2,938
1.012% due 10/25/2034	1,234	1,172
MASTR Specialized Loan Trust
1.037% due 05/25/2037	630	17
Merrill Lynch First Franklin Mortgage Loan Trust
1.687% due 10/25/2037	501	440
Merrill Lynch Mortgage Investors Trust
0.247% due 10/25/2037 ^	335	108
0.267% due 09/25/2037	106	41
0.277% due 06/25/2037	492	206
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,698	2,840
Morgan Stanley ABS Capital, Inc. Trust
0.247% due 05/25/2037	250	175
0.287% due 11/25/2036	2,572	1,648
0.337% due 06/25/2036	6,411	5,880
0.507% due 11/25/2035	4,018	3,963
0.647% due 06/25/2034	83	84
1.387% due 06/25/2033	582	569
2.187% due 07/25/2037 ^	619	48
2.587% due 08/25/2034	433	405
Morgan Stanley Capital, Inc. Trust
0.367% due 01/25/2036	51	51
Morgan Stanley Dean Witter Capital, Inc. Trust
1.537% due 02/25/2033	156	149
2.662% due 01/25/2032	530	453
Morgan Stanley Mortgage Loan Trust
0.507% due 11/25/2036	1,880	1,133
Mountain View Funding CLO Ltd.
0.535% due 04/15/2019	148	147

MSIM Peconic Bay Ltd.
0.555% due 07/20/2019	39	39
National Collegiate Student Loan Trust
0.427% due 07/25/2028	928	926
New Century Home Equity Loan Trust
0.367% due 05/25/2036	486	363
1.837% due 06/20/2031	588	582
Nomura Asset Acceptance Corp Alternative Loan Trust
0.807% due 01/25/2036	976	937
NovaStar Mortgage Funding Trust
0.287% due 03/25/2037	17	8
0.967% due 05/25/2033	3	3
OneMain Financial Issuance Trust
2.470% due 09/18/2024	23,000	23,122
Option One Mortgage Loan Trust
0.967% due 02/25/2035	804	656
0.982% due 05/25/2034	29	27
0.987% due 02/25/2035	58	57
Option One Mortgage Loan Trust Asset-Backed Certificates
0.687% due 08/20/2030	6	6
0.727% due 06/25/2032	3	3
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.922% due 03/25/2035	2,500	2,330
1.162% due 10/25/2034	964	957
1.237% due 10/25/2034	11,119	9,506
People’s Choice Home Loan Securities Trust
0.830% due 05/25/2035	288	289
Popular ABS Mortgage Pass-Through Trust
0.277% due 06/25/2047 ^	663	652
4.313% due 01/25/2036 ^	208	150
RAAC Trust
0.527% due 02/25/2036	7,650	6,885
0.587% due 06/25/2047	10,180	9,688
0.667% due 03/25/2037	6,665	6,458
1.387% due 09/25/2047	13,339	13,127
2.687% due 12/25/2035	1,447	1,375
Renaissance Home Equity Loan Trust
1.287% due 09/25/2037	796	482
1.387% due 08/25/2032	814	745
1.427% due 03/25/2033	21	20
4.934% due 08/25/2035	140	141
Residential Asset Mortgage Products Trust
0.377% due 01/25/2036	2,183	2,178
0.487% due 05/25/2036 ^	38,596	29,571
0.967% due 02/25/2033	4	4
5.626% due 07/25/2034 ^	1,887	1,777
5.661% due 04/25/2034	1,040	1,114
5.707% due 08/25/2034 ^	2,760	2,666
Residential Asset Securities Corp. Trust
0.337% due 01/25/2037	11,931	11,023
0.457% due 05/25/2037	3,900	3,543
0.767% due 06/25/2033	1,213	1,035
0.832% due 03/25/2035	4,246	3,904
0.982% due 01/25/2035	79	75
5.120% due 12/25/2033	331	306
7.140% due 04/25/2032 ^	51	0
Residential Funding Home Equity Loan Trust
0.477% due 12/25/2032	2	2
6.230% due 06/25/2037	5,000	4,278
Residential Funding Home Loan Trust
8.350% due 03/25/2025	2	2
SACO, Inc.
0.547% due 05/25/2036	1,290	2,186
0.707% due 06/25/2036 ^	288	436
0.937% due 07/25/2035	1,651	1,553
Salomon Brothers Mortgage Securities, Inc.
0.667% due 03/25/2028	34	34
Salomon Mortgage Loan Trust
1.085% due 11/25/2033	843	836
Saxon Asset Securities Trust
0.687% due 03/25/2032	362	339
0.725% due 03/25/2035	685	621
Securitized Asset-Backed Receivables LLC Trust
0.237% due 10/25/2036 ^	1,401	774
Security National Mortgage Loan Trust
0.837% due 11/25/2034	856	792
SG Mortgage Securities Trust
0.317% due 07/25/2036	74,052	43,662
SLC Student Loan Trust
1.186% due 06/15/2021	5,400	5,394
SLM Private Credit Student Loan Trust
0.466% due 03/15/2024	3,551	3,524
0.476% due 12/15/2023	12,762	12,631
SLM Private Education Loan Trust
2.836% due 12/16/2019	1,611	1,624

SLM Student Loan Trust
0.607% due 04/25/2025	13,900	13,362
0.657% due 01/27/2025	5,780	5,593
0.657% due 04/25/2025	13,900	13,498
0.746% due 09/16/2024	16,400	16,203
0.836% due 03/15/2024	13,879	13,581
1.177% due 07/25/2023	14,600	14,647
1.486% due 12/15/2033	2,973	2,994
1.977% due 07/25/2023	5,000	5,183
Soundview Home Loan Trust
0.377% due 02/25/2036	11	11
0.447% due 12/25/2035	1,300	1,282
0.487% due 11/25/2035	15	15
1.487% due 11/25/2033	104	103
South Carolina Student Loan Corp.
1.283% due 09/03/2024	600	607
Specialty Underwriting & Residential Finance Trust
0.687% due 09/25/2036	1,000	656
1.387% due 10/25/2035	200	167
SpringCastle America Funding LLC
2.700% due 05/25/2023	20,874	21,010
Structured Asset Investment Loan Trust
0.847% due 04/25/2035	17,470	16,404
0.952% due 08/25/2035	1,500	1,122
1.162% due 09/25/2034	126	110
1.462% due 12/25/2034	130	47
1.612% due 04/25/2034	45	45
Structured Asset Securities Corp. Mortgage Loan Trust
0.277% due 06/25/2037	525	510
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	140	138
Symphony CLO Ltd.
1.025% due 01/15/2024	14,705	14,660
Trapeza CDO Ltd.
1.063% due 11/16/2034	1,000	740
Truman Capital Mortgage Loan Trust
0.937% due 12/25/2032	134	135
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	672	683
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	40	40
6.210% due 05/07/2026	208	211
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036	125	66
Wells Fargo Home Equity Asset-Backed Securities Trust
1.237% due 02/25/2035	3,500	3,181
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.817% due 04/25/2034	138	126

Total Asset-Backed Securities (Cost $658,962)		657,774

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,537

Total Sovereign Issues (Cost $2,500)		2,537

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		1,541

Total Short-Term Instruments (Cost $1,541)		1,541

Total Investments in Securities (Cost $1,279,203)		1,306,335

	SHARES
INVESTMENTS IN AFFILIATES 16.7%
SHORT-TERM INSTRUMENTS 16.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%
PIMCO Short-Term Floating NAV Portfolio III	26,288,747	260,732

Total Short-Term Instruments (Cost $260,731)		260,732

Total Investments in Affiliates (Cost $260,731)		260,732

Total Investments 100.5% (Cost $1,539,934)		$1,567,067
Financial Derivative Instruments (c)(e) (0.6%) (Cost or Premiums, net $(13,859))		(9,252)
Other Assets and Liabilities, net 0.1%		1,154

Net Assets 100.0%		$1,558,969

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$1,541	Fannie Mae 2.260% due 10/17/2022	$(1,575)	$1,541	$1,541

Total Repurchase Agreements						$(1,575)	$1,541	$1,541

(1)	Includes accrued interest.

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	07/01/2045	$2,000	$(2,170)	$(2,161)

Total Short Sales				$(2,170)	$(2,161)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 2-Year Note September Futures	Long	09/2015	809	$176	$0	$(38)

Total Futures Contracts				$176	$0	$(38)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	12/16/2022	$29,500	$(145)	$112	$0	$(10)

Total Swap Agreements					$(145)	$112	$0	$(10)

(d)	Securities with an aggregate market value of $917 and cash of $1,866 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190)%	02/25/2034	$101	$0	$5	$5	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)	02/25/2035	147	0	78	78	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)	10/11/2021	500	0	(3)	0	(3)
JPM	UBS Commercial Mortgage Trust % due 09/15/2040	(1.170)	09/15/2040	1,000	0	748	748	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	89	0	4	4	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	01/25/2034	539	0	130	130	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	05/25/2033	2,500	0	16	16	0

					$0	$978	$981	$(3)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$272	$0	$(19)	$0	$(19)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	09/25/2034	1,000	(340)	346	6	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	01/25/2034	540	0	(128)	0	(128)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	05/25/2033	2,500	0	109	109	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	549	(192)	113	0	(79)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	1,000	(320)	326	6	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	232	(65)	60	0	(5)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	0	0	0	0	0

					$(917)	$807	$121	$(231)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.112%	$3,000	$(202)	$209	$7	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$35,581	$(7,679)	$1,031	$0	$(6,648)
DUB	ABX.HE.AA.6-2 Index	0.170	05/25/2046	154	(62)	1	0	(61)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	20,000	(467)	82	0	(385)
FBF	ABX.HE.AA.7-1 Index	0.150	08/25/2037	1,906	(1,617)	1,068	0	(549)
	CMBX.NA.AAA.1 Index	0.100	10/12/2052	6,380	(22)	18	0	(4)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	33,000	(1,119)	128	0	(991)
GST	CMBX.NA.AAA.1 Index	0.100	10/12/2052	25,756	(93)	80	0	(13)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	7,000	(269)	59	0	(210)
MYC	CDX.IG-5 10-Year Index 10-15%	0.460	12/20/2015	8,000	0	13	13	0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	25,000	(542)	61	0	(481)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	25,000	(870)	120	0	(750)

					$(12,740)	$2,661	$13	$(10,092)

Total Swap Agreements					$(13,859)	$4,655	$1,122	$(10,326)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $10,382 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$813	$0	$813
Industrials	0	10,130	0	10,130
Municipal Bonds & Notes
Texas	0	806	0	806
West Virginia	0	2,894	0	2,894
U.S. Government Agencies	0	20,370	0	20,370
U.S. Treasury Obligations	0	22,318	0	22,318
Mortgage-Backed Securities	0	548,342	38,810	587,152
Asset-Backed Securities	0	634,652	23,122	657,774
Sovereign Issues	0	2,537	0	2,537
Short-Term Instruments
Repurchase Agreements	0	1,541	0	1,541
	$0	$1,244,403	$61,932	$1,306,335

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$260,732	$0	$0	$260,732

Total Investments	$260,732	$1,244,403	$61,932	$1,567,067

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,161)	$0	$(2,161)

Financial Derivative Instruments - Assets
Over the counter	$0	$1,122	$0	$1,122

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(10)	0	(48)
Over the counter	0	(10,326)	0	(10,326)

	$(38)	$(10,336)	$0	$(10,374)

Totals	$260,694	$1,233,028	$61,932	$1,555,654
There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,370	$0	$0	$0	$0	$(10)	$0	$(1,360)	$0	$0
Mortgage-Backed Securities	37,833	0	(1,087)	41	178	1,865	0	(20)	38,810	1,878
Asset-Backed Securities	22,941	0	0	0	0	181	0	0	23,122	181

Totals	$62,144	$0	$(1,087)	$41	$178	$2,036	$0	$(1,380)	$61,932	$2,059

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	383	Proxy Pricing	Base Price	103.54
	38,427	Third Party Vendor	Broker Quote	76.63 - 91.29
Asset-Backed Securities	23,122	Third Party Vendor	Broker Quote	100.53

Total	$61,932

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 56.2%
BRAZIL 47.0%
SOVEREIGN ISSUES 47.0%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (a)	BRL	15,350	$4,771
0.000% due 01/01/2016 (a)		2,755	828
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		3,953	1,211

Total Brazil (Cost $8,259)			6,810

UNITED STATES 8.4%
ASSET-BACKED SECURITIES 3.1%
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045		$32	24
Credit-Based Asset Servicing and Securitization LLC
0.305% due 07/25/2037		163	109
First NLC Trust
0.257% due 08/25/2037		175	101
GSAMP Trust
0.257% due 12/25/2036		9	5
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036		3	1
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036		2	1
0.295% due 08/25/2036		251	142
Lehman ABS Mortgage Loan Trust
0.277% due 06/25/2037		47	31
Merrill Lynch Mortgage Investors Trust
0.267% due 09/25/2037		10	4
New Century Home Equity Loan Trust
0.367% due 05/25/2036		37	28
Securitized Asset-Backed Receivables LLC Trust
0.267% due 11/25/2036 ^		17	7
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036		6	3

			456

MORTGAGE-BACKED SECURITIES 4.6%
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 04/25/2034		56	56
2.774% due 05/25/2047 ^		60	54
Bear Stearns ALT-A Trust
2.410% due 01/25/2036 ^		343	280
Citigroup Mortgage Loan Trust, Inc.
2.060% due 09/25/2035		85	83
2.564% due 07/25/2046 ^		23	20
2.633% due 08/25/2035 ^		94	69
HarborView Mortgage Loan Trust
4.830% due 08/19/2036 ^		5	4
Provident Funding Mortgage Loan Trust
2.566% due 08/25/2033		83	86
WaMu Mortgage Pass-Through Certificates Trust
2.148% due 05/25/2037 ^		27	22

			674

U.S. GOVERNMENT AGENCIES 0.7%
Freddie Mac
0.467% due 09/25/2031		103	96

Total United States (Cost $1,592)			1,226

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (b) 0.8%		110

Total Short-Term Instruments (Cost $110)		110

Total Investments in Securities (Cost $9,961)		8,146

	SHARES
INVESTMENTS IN AFFILIATES 41.7%
SHORT-TERM INSTRUMENTS 41.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 41.7%
PIMCO Short-Term Floating NAV Portfolio III	609,483	6,045

Total Short-Term Instruments (Cost $6,044)		6,045

Total Investments in Affiliates (Cost $6,044)		6,045

Total Investments 97.9% (Cost $16,005)		$14,191
Financial Derivative Instruments (c)(d) 10.0% (Cost or Premiums, net $0)		1,454
Other Assets and Liabilities, net (7.9%)		(1,156)

Net Assets 100.0%		$14,489

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Zero coupon bond.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$110	Fannie Mae 2.260% due 10/17/2022	$(113)	$110	$110

Total Repurchase Agreements						$(113)	$110	$110

(1)	Includes accrued interest.

(c) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MXN	4,000	$3	$(6)	$0	$0
Pay	28-Day MXN-TIIE	8.780	08/03/2016		2,550	9	(4)	0	0

						$12	$(10)	$0	$0

Total Swap Agreements						$12	$(10)	$0	$0

Cash of $19 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	83,459	$	675	$0	$(7)
BPS	07/2015	BRL	9,504		3,234	177	0
	07/2015	MXN	4,688		302	4	0
	07/2015		$3,062	BRL	9,504	0	(5)
	07/2015		448	CLP	276,676	0	(16)
	07/2015		673	JPY	83,459	8	0
	08/2015	BRL	9,504	$	3,028	6	0
	08/2015	JPY	83,459		674	0	(9)
	09/2015		$688	PEN	2,157	0	(17)
BRC	07/2015		748	MXN	11,303	0	(29)
CBK	07/2015	AUD	76	$	58	0	(1)
	08/2015	ILS	10,430		2,697	0	(67)
	09/2015		$1,426	MXN	22,551	0	(1)
DUB	07/2015	BRL	1,328	$	428	1	0
	07/2015		$430	BRL	1,328	0	(3)
FBF	07/2015	BRL	4,815	$	1,730	182	0
	07/2015		$1,571	BRL	4,815	0	(22)
	07/2015		1,691	MXN	25,985	0	(38)
	08/2015	EUR	775	$	865	0	0
GLM	07/2015	BRL	8,084		2,947	347	0
	07/2015	RUB	27,595		500	1	0
	07/2015		$2,605	BRL	8,083	0	(5)
	08/2015		1,371	INR	89,015	18	0
HUS	07/2015	INR	32,299	$	500	0	(7)
	07/2015		$543	COP	1,385,247	0	(12)
JPM	08/2015	RUB	27,567	$	500	8	0
	10/2015	BRL	4,300		1,512	174	0
	01/2016		455		151	14	0
MSB	07/2015		5,200		2,011	339	0
	07/2015		$1,676	BRL	5,200	0	(3)
	07/2015		506	RUB	27,595	0	(7)
	08/2015	RUB	27,595	$	499	7	0
	08/2015		$595	BRL	1,890	6	0
	10/2015	BRL	5,400	$	2,033	352	0
	01/2016		2,300		680	0	(14)
NGF	07/2015	MXN	33,818		2,188	37	0
SCX	07/2015	BRL	4,402		1,419	3	0
	07/2015		$1,450	BRL	4,402	0	(34)
	07/2015		78	MXN	1,218	0	(1)
	08/2015		4,292	INR	278,204	49	0
	09/2015	MXN	1,218	$	78	1	0
	09/2015		$836	HKD	6,484	0	0
TDM	07/2015	BRL	1,330	$	429	1	0
	07/2015		$429	BRL	1,330	0	(1)
UAG	08/2015		500	ILS	1,917	8	0

Total Forward Foreign Currency Contracts						$1,743	$(299)

Swap Agreements:

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016	MXN	2,550	$0	$10	$10	$0

Total Swap Agreements							$0	$10	$10	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Brazil
Sovereign Issues	$0	$6,810	$0	$6,810
United States
Asset-Backed Securities	0	456	0	456
Mortgage-Backed Securities	0	674	0	674
U.S. Government Agencies	0	96	0	96
Short-Term Instruments
Repurchase Agreements	0	110	0	110
	$0	$8,146	$0	$8,146

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,045	$0	$0	$6,045
Total Investments	$6,045	$8,146	$0	$14,191

Financial Derivative Instruments - Assets
Over the counter	$0	$1,753	$0	$1,753

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(299)	$0	$(299)

Totals	$6,045	$9,600	$0	$15,645

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.9%
BERMUDA 1.0%
CORPORATE BONDS & NOTES 1.0%
Ooredoo International Finance Ltd.
3.375% due 10/14/2016		$600	$615
7.875% due 06/10/2019		5,000	6,062

Total Bermuda (Cost $6,117)			6,677

BRAZIL 38.9%
CORPORATE BONDS & NOTES 11.5%
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$200	203
4.625% due 02/13/2017		2,000	2,065
Caixa Economica Federal
4.250% due 05/13/2019		6,000	5,963
CSN Islands Corp.
6.875% due 09/21/2019 (e)		1,000	895
6.875% due 09/21/2019		400	358
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,044
Petrobras Global Finance BV
1.896% due 05/20/2016		460	454
2.000% due 05/20/2016		500	495
3.875% due 01/27/2016		600	603
5.750% due 01/20/2020		10,149	10,081
5.875% due 03/01/2018		9,600	9,816
6.125% due 10/06/2016		200	207
7.875% due 03/15/2019		43,810	46,633

			78,817

SOVEREIGN ISSUES 27.4%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,100	2,121
Brazil Government International Bond
6.000% due 01/17/2017		5,000	5,350
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015 (b)	BRL	28,500	8,858
0.000% due 01/01/2016 (b)		132,586	39,839
0.000% due 04/01/2016 (b)		179,800	52,286
0.000% due 01/01/2017 (b)		233,700	61,737
0.000% due 07/01/2017 (b)		73,900	18,414

			188,605

Total Brazil (Cost $318,704)			267,422

CAYMAN ISLANDS 2.6%
CORPORATE BONDS & NOTES 2.6%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,402
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,385
5.750% due 01/18/2017		5,000	5,288
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		1,000	1,024
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		9,595	7,436

Total Cayman Islands (Cost $19,684)			17,535

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Santander Chile
1.875% due 01/19/2016		$200	200

Total Chile (Cost $200)		200

CHINA 1.9%
CORPORATE BONDS & NOTES 1.9%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,051
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017	9,800	9,792
4.375% due 04/10/2024	2,000	2,100

Total China (Cost $12,783)		12,943

COLOMBIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Ecopetrol S.A.
5.875% due 05/28/2045	$3,100	2,751
7.625% due 07/23/2019	1,500	1,746

Total Colombia (Cost $4,622)		4,497

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	5,009

Total Hong Kong (Cost $4,988)		5,009

INDIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Bank of India
4.750% due 09/30/2015	$925	933
State Bank of India
4.500% due 07/27/2015	5,400	5,413

Total India (Cost $6,330)		6,346

INDONESIA 9.8%
CORPORATE BONDS & NOTES 0.8%
Majapahit Holding BV
7.750% due 10/17/2016	$5,000	5,369

SOVEREIGN ISSUES 9.0%
Indonesia Government International Bond
6.875% due 03/09/2017	24,000	26,160
7.500% due 01/15/2016	31,620	32,707
11.625% due 03/04/2019	2,400	3,150

		62,017

Total Indonesia (Cost $66,718)		67,386

IRELAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	$200	203

Total Ireland (Cost $200)		203

LUXEMBOURG 1.2%
CORPORATE BONDS & NOTES 1.2%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	$6,400	6,640
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	300	303
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	700	706
5.400% due 03/24/2017	300	303
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018	500	507

Total Luxembourg (Cost $8,576)			8,459

MEXICO 7.2%
CORPORATE BONDS & NOTES 1.5%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,827
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,085
6.750% due 09/30/2022		2,000	2,208
Petroleos Mexicanos
5.750% due 03/01/2018		1,300	1,417
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	655

			10,192

SOVEREIGN ISSUES 5.7%
Mexico Government International Bond
4.000% due 11/15/2040 (c)		305,525	20,941
4.000% due 11/08/2046 (c)		131,655	9,111
5.000% due 06/15/2017		42,500	2,756
6.250% due 06/16/2016		97,200	6,364
8.500% due 12/13/2018		470	33

			39,205

Total Mexico (Cost $57,591)			49,397

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$5,200	5,419

Total Netherlands (Cost $5,393)			5,419

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	29

Total Poland (Cost $29)			29

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,800

Total Qatar (Cost $2,634)			2,800

RUSSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,165

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
12.750% due 06/24/2028		100	157

Total Russia (Cost $3,280)			3,322

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	54

Total Singapore (Cost $50)			54

SOUTH KOREA 3.3%
CORPORATE BONDS & NOTES 1.5%
Industrial Bank of Korea
3.750% due 09/29/2016		$380	392
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,640

Korea Exchange Bank
4.875% due 01/14/2016	5,000	5,100
Korea Hydro & Nuclear Power Co. Ltd.
1.064% due 05/22/2017	2,500	2,500

		10,632

SOVEREIGN ISSUES 1.8%
Korea Housing Finance Corp.
4.125% due 12/15/2015	12,100	12,277

Total South Korea (Cost $22,787)		22,909

TURKEY 1.2%
SOVEREIGN ISSUES 1.2%
Turkey Government International Bond
7.000% due 09/26/2016	$7,700	8,247

Total Turkey (Cost $8,201)		8,247

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$2,627	2,853

Total United Arab Emirates (Cost $2,739)		2,853

UNITED STATES 2.4%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.485% due 03/25/2037	$419	261
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037	378	207

		468

CORPORATE BONDS & NOTES 1.7%
Bank of America Corp.
6.875% due 04/25/2018	2,400	2,712
Bank of America N.A.
0.566% due 06/15/2016	900	898
Rio Oil Finance Trust
6.250% due 07/06/2024	4,000	3,940
6.750% due 01/06/2027	3,000	2,914
Wachovia Corp.
5.750% due 02/01/2018	900	993

		11,457

MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Mortgage Trust
2.639% due 02/25/2036 ^	33	30
Bear Stearns Adjustable Rate Mortgage Trust
2.680% due 03/25/2035	1,674	1,692
Chase Mortgage Finance Trust
2.471% due 03/25/2037 ^	72	68
Citigroup Mortgage Loan Trust, Inc.
2.564% due 07/25/2046 ^	46	40
2.623% due 03/25/2034	13	13
Countrywide Home Loan Mortgage Pass-Through Trust
2.554% due 09/25/2047 ^	32	29
4.915% due 10/20/2035	191	172
HarborView Mortgage Loan Trust
4.830% due 08/19/2036 ^	19	18
Luminent Mortgage Trust
0.367% due 12/25/2036 ^	50	40
MASTR Adjustable Rate Mortgages Trust
0.427% due 05/25/2037	203	136
Merrill Lynch Alternative Note Asset Trust
0.487% due 03/25/2037	364	180
2.865% due 06/25/2037 ^	300	215
Merrill Lynch Mortgage-Backed Securities Trust
2.843% due 04/25/2037 ^	67	57
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,000	1,058
Morgan Stanley Mortgage Loan Trust
2.128% due 06/25/2036	19	19
Sequoia Mortgage Trust
2.349% due 01/20/2047 ^	30	25
WaMu Mortgage Pass-Through Certificates Trust
1.796% due 01/25/2037 ^	61	52

1.943% due 04/25/2037 ^	40	35
2.023% due 12/25/2036 ^	36	32
2.148% due 05/25/2037 ^	82	67
2.246% due 09/25/2036 ^	72	65
2.252% due 12/25/2036 ^	142	129

		4,172

Total United States (Cost $15,706)		16,097

VIRGIN ISLANDS (BRITISH) 6.0%
CORPORATE BONDS & NOTES 6.0%
CNPC General Capital Ltd.
1.175% due 05/14/2017	$10,000	9,989
1.450% due 04/16/2016	1,500	1,503
2.750% due 05/14/2019	3,000	3,002
3.400% due 04/16/2023	500	489
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,700	1,751
GTL Trade Finance, Inc.
5.893% due 04/29/2024	4,000	3,922
Rosneft Finance S.A.
6.625% due 03/20/2017	11,710	12,164
7.500% due 07/18/2016	2,900	3,026
7.875% due 03/13/2018	5,000	5,250

Total Virgin Islands (British) (Cost $40,325)		41,096

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (d) 0.0%		334

U.S. TREASURY BILLS 1.0%
0.025% due 08/06/2015 - 11/05/2015 (a)(g)(i)	$6,808	6,808

Total Short-Term Instruments (Cost $7,142)		7,142

Total Investments in Securities (Cost $614,799)		556,042

	SHARES
INVESTMENTS IN AFFILIATES 16.7%
SHORT-TERM INSTRUMENTS 16.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%
PIMCO Short-Term Floating NAV Portfolio III	11,588,344	114,933

Total Short-Term Instruments (Cost $114,942)		114,933

Total Investments in Affiliates (Cost $114,942)		114,933

Total Investments 97.6% (Cost $729,741)		$670,975
Financial Derivative Instruments (f)(h) 5.6% (Cost or Premiums, net $(662))		38,347
Other Assets and Liabilities, net (3.2%)		(21,728)

Net Assets 100.0%		$687,594

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

(c)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$334	Fannie Mae 2.260% due 10/17/2022	$(343)	$334	$334

Total Repurchase Agreements						$(343)	$334	$334

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
FOB	(2.000)%	06/09/2015	06/09/2017	$(650)	$(649)

Total Reverse Repurchase Agreements					$(649)

(2)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $150 at a weighted average interest rate of (2.000%).

(e)	Securities with an aggregate market value of $626 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020		$36,800	$30	$(133)	$10	$0
Receive	3-Month USD-LIBOR	2.250	12/16/2022		6,800	34	(30)	2	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		16,800	132	(113)	12	0
Pay	28-Day MXN-TIIE	9.920	08/12/2015	MXN	38,000	25	(63)	0	0
Pay	28-Day MXN-TIIE	8.780	08/03/2016		5,700	21	(7)	0	0
Pay	28-Day MXN-TIIE	5.600	09/06/2016		275,000	395	(148)	12	0
Pay	28-Day MXN-TIIE	8.865	09/12/2016		15,000	59	(46)	1	0
Pay	28-Day MXN-TIIE	8.850	09/21/2016		80,000	336	(72)	4	0
Pay	28-Day MXN-TIIE	5.500	09/13/2017		930,000	1,591	(474)	91	0
Pay	28-Day MXN-TIIE	5.520	09/07/2018		256,700	416	(53)	43	0
Pay	28-Day MXN-TIIE	5.530	09/11/2018		175,000	284	(114)	30	0
Pay	28-Day MXN-TIIE	5.240	10/05/2018		170,000	175	20	30	0
Pay	28-Day MXN-TIIE	5.700	01/18/2019		475,000	899	693	97	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		750,000	(131)	(242)	325	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		400,000	211	384	179	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		250,000	(73)	(83)	113	0
Pay	28-Day MXN-TIIE	5.430	11/17/2021		865,000	(999)	(1,349)	393	0
Pay	28-Day MXN-TIIE	5.375	01/07/2022		800,000	(1,192)	(1,512)	369	0
Pay	28-Day MXN-TIIE	5.750	09/02/2022		217,000	(161)	(263)	110	0
Pay	28-Day MXN-TIIE	6.750	06/05/2023		90,000	266	(313)	51	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		100,000	290	(411)	61	0
Pay	28-Day MXN-TIIE	6.710	09/20/2029		350,000	(77)	(257)	309	0
Pay	28-Day MXN-TIIE	6.590	12/05/2029		100,000	(106)	(106)	88	0

						$2,425	$(4,692)	$2,330	$0

Total Swap Agreements						$2,425	$(4,692)	$2,330	$0

(g)	Securities with an aggregate market value of $3,445 and cash of $9,167 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	MXN	99,400		$6,500	$178	$0
	08/2015	ILS	204,293		52,757	0	(1,382)
	04/2016	BRL	40,353		14,942	3,105	0
	01/2017		6,766		2,136	291	0
BPS	07/2015		16,670		5,370	9	0
	07/2015	MXN	222,824		14,369	197	0
	07/2015		$5,373	BRL	16,670	0	(11)
	08/2015		5,311		16,670	0	(11)
	04/2016	BRL	991		$364	74	0
	01/2017		29,000		10,538	2,632	0
	07/2017		73,900		25,370	6,117	0
BRC	07/2015	MXN	45,907		3,000	80	0
	07/2015		$24,195	MXN	365,472	0	(951)
	04/2016	BRL	70,000		$20,679	146	0
CBK	07/2015	KRW	11,129,000		10,000	66	0
	07/2015	MXN	111,086		7,201	136	0
	07/2015		$14,345	MXN	218,861	0	(425)
	08/2015	ILS	262,659		$67,923	0	(1,683)
	08/2015		$9,855	INR	638,900	115	0
	09/2015	MXN	415,392		$26,276	13	0
	04/2016	BRL	35,000		10,465	198	0
DUB	07/2015		18,890		6,089	13	0
	07/2015		$6,113	BRL	18,890	0	(37)
FBF	07/2015	BRL	52,265		$19,148	2,338	0
	07/2015		$16,846	BRL	52,265	0	(35)
	07/2015		125	MXN	1,910	0	(3)
	04/2016	BRL	80,820		$30,000	6,293	0
GLM	07/2015	RUB	386,330		7,000	10	0
	07/2015		$6,000	INR	386,460	61	0
	09/2015	MXN	77,568		$5,000	96	0
JPM	07/2015	BRL	20,800		7,392	702	0
	07/2015	RUB	851,850		15,000	0	(413)
	07/2015		$6,949	BRL	20,800	0	(259)
	07/2015		217	PLN	816	0	0
	08/2015	RUB	523,782		$9,500	156	0
	10/2015	BRL	28,500		10,124	1,254	0
	01/2016		43,986		15,260	1,983	0
MSB	07/2015		20,800		8,046	1,356	0
	07/2015		$6,704	BRL	20,800	0	(14)
	07/2015		22,706	RUB	1,238,180	0	(303)
	08/2015	RUB	1,238,180		$22,388	300	0
	01/2016	BRL	88,600		30,543	3,800	0
	04/2016		33,000		10,408	728	0
	01/2017		123,862		45,000	11,233	0
	01/2017		$2,134	BRL	6,766	0	(290)
NGF	07/2015	MXN	121,421		$7,854	132	0
SCX	07/2015		51,904		3,330	28	0
	08/2015		$24,302	INR	1,575,410	281	0
	09/2015		1,118	HKD	8,666	0	0
	09/2015		3,310	MXN	51,904	0	(29)
TDM	07/2015	BRL	65,129		$20,992	44	0
	07/2015		$21,000	BRL	65,129	0	(52)
UAG	07/2015		4,841	MXN	73,395	0	(173)
	08/2015		328	MYR	1,236	0	0

Total Forward Foreign Currency Contracts						$44,165	$(6,071)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	12/20/2018	0.601%	$25,000	$422	$(75)	$347	$0
	China Government International Bond	1.000	03/20/2019	0.648	10,000	46	85	131	0
	Colombia Government International Bond	1.000	03/20/2016	0.682	100	1	(1)	0	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	20,000	(49)	(279)	0	(328)
	Mexico Government International Bond	1.000	03/20/2020	1.224	50,000	(146)	(344)	0	(490)
	Russia Government International Bond	1.000	03/20/2016	2.463	10,000	0	(102)	0	(102)
	Turkey Government International Bond	1.000	06/20/2016	0.963	15,000	(8)	17	9	0
BRC	China Government International Bond	1.000	12/20/2018	0.601	10,300	111	32	143	0
	Indonesia Government International Bond	2.320	12/20/2016	0.600	2,600	0	68	68	0
	Mexico Government International Bond	1.000	03/20/2020	1.224	24,500	68	(309)	0	(241)
	Russia Government International Bond	1.000	03/20/2016	2.463	10,000	(101)	(1)	0	(102)
CBK	Brazil Government International Bond	1.000	06/20/2017	1.608	10,000	(250)	135	0	(115)
	Gazprom OAO Via Gaz Capital S.A.	1.000	12/20/2015	3.393	20,000	(140)	(82)	0	(222)
DUB	Brazil Government International Bond	1.000	03/20/2016	0.841	10,100	(28)	43	15	0
	China Government International Bond	1.000	12/20/2018	0.601	5,000	34	35	69	0
	Colombia Government International Bond	1.000	03/20/2016	0.682	300	2	(1)	1	0
	Colombia Government International Bond	1.000	06/20/2019	1.437	10,000	5	(168)	0	(163)
FBF	Gaz Capital S.A.	1.580	06/20/2016	3.518	5,000	0	(91)	0	(91)
GST	Brazil Government International Bond	1.000	03/20/2016	0.841	100	0	0	0	0
	Brazil Government International Bond	1.000	03/20/2017	1.476	10,000	(131)	53	0	(78)
	Colombia Government International Bond	1.000	12/20/2018	1.346	5,000	42	(99)	0	(57)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087	1,000	(111)	(12)	0	(123)
HUS	Colombia Government International Bond	1.000	03/20/2016	0.682	100	1	(1)	0	0
JPM	Brazil Government International Bond	1.000	03/20/2016	0.841	5,000	(15)	22	7	0
	Brazil Government International Bond	1.000	06/20/2017	1.608	2,500	(63)	34	0	(29)
	Brazil Government International Bond	1.000	09/20/2022	2.911	5,000	(559)	(28)	0	(587)
	Panama Government International Bond	1.000	12/20/2018	1.088	5,000	(36)	22	0	(14)
MYC	Brazil Government International Bond	1.000	09/20/2015	0.841	1,500	(9)	10	1	0
	Gaz Capital S.A.	1.390	05/20/2016	3.485	1,700	0	(29)	0	(29)

						$(914)	$(1,066)	$791	$(2,771)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	150,000	$63	$(690)	$0	$(627)
CBK	Pay	28-Day MXN-TIIE	8.770	08/03/2016	MXN	5,700	0	21	21	0
	Pay	28-Day MXN-TIIE	8.720	09/05/2016		3,000	7	5	12	0
	Pay	28-Day MXN-TIIE	8.900	09/22/2016		52,250	0	221	221	0
GLM	Pay	28-Day MXN-TIIE	8.865	09/12/2016		30,000	0	119	119	0
	Pay	28-Day MXN-TIIE	5.750	06/11/2018		95,000	(57)	258	201	0
	Pay	28-Day MXN-TIIE	6.240	02/01/2021		50,000	31	79	110	0
MYC	Pay	1-Year BRL-CDI	12.560	01/04/2021	BRL	25,000	208	(117)	91	0
UAG	Pay	1-Year BRL-CDI	12.050	01/04/2021		66,300	0	(245)	0	(245)

							$252	$(349)	$775	$(872)

Total Swap Agreements							$(662)	$(1,415)	$1,566	$(3,643)

(i)	Securities with an aggregate market value of $2,473 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$6,677	$0	$6,677
Brazil
Corporate Bonds & Notes	0	78,817	0	78,817
Sovereign Issues	0	188,605	0	188,605
Cayman Islands
Corporate Bonds & Notes	0	17,535	0	17,535
Chile
Corporate Bonds & Notes	0	200	0	200
China
Corporate Bonds & Notes	0	12,943	0	12,943
Colombia
Corporate Bonds & Notes	0	4,497	0	4,497
Hong Kong
Corporate Bonds & Notes	0	5,009	0	5,009
India
Corporate Bonds & Notes	0	6,346	0	6,346
Indonesia
Corporate Bonds & Notes	0	5,369	0	5,369
Sovereign Issues	0	62,017	0	62,017
Ireland
Corporate Bonds & Notes	0	203	0	203
Luxembourg
Corporate Bonds & Notes	0	8,459	0	8,459
Mexico
Corporate Bonds & Notes	0	10,192	0	10,192
Sovereign Issues	0	39,205	0	39,205
Netherlands
Corporate Bonds & Notes	0	5,419	0	5,419
Poland
Sovereign Issues	0	29	0	29
Qatar
Sovereign Issues	0	2,800	0	2,800
Russia
Corporate Bonds & Notes	0	3,165	0	3,165
Sovereign Issues	0	157	0	157
Singapore
Sovereign Issues	0	54	0	54
South Korea
Corporate Bonds & Notes	0	10,632	0	10,632
Sovereign Issues	0	12,277	0	12,277
Turkey
Sovereign Issues	0	8,247	0	8,247
United Arab Emirates
Corporate Bonds & Notes	0	2,853	0	2,853
United States
Asset-Backed Securities	0	468	0	468
Corporate Bonds & Notes	0	11,457	0	11,457
Mortgage-Backed Securities	0	4,172	0	4,172
Virgin Islands (British)
Corporate Bonds & Notes	0	41,096	0	41,096
Short-Term Instruments
Repurchase Agreements	0	334	0	334
U.S. Treasury Bills	0	6,808	0	6,808
	$0	$556,042	$0	$556,042

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114,933	$0	$0	$114,933

Total Investments	$114,933	$556,042	$0	$670,975

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,330	0	2,330
Over the counter	0	45,731	0	45,731
	$0	$48,061	$0	$48,061

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(9,714)	$0	$(9,714)

Totals	$114,933	$594,389	$0	$709,322

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

June 30, 2015 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 41.9%
SHORT-TERM INSTRUMENTS 41.9%
REPURCHASE AGREEMENTS (a) 1.5%		$152

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 37.6%
Federal Home Loan Bank
0.091% due 08/05/2015	$3,700	3,700

U.S. TREASURY BILLS 2.8%
0.026% due 10/08/2015	271	271

Total Short-Term Instruments (Cost $4,123)		4,123

Total Investments in Securities (Cost $4,123)		4,123

	SHARES
INVESTMENTS IN AFFILIATES 59.2%
SHORT-TERM INSTRUMENTS 59.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 59.2%
PIMCO Short-Term Floating NAV Portfolio III	586,407	5,816

Total Short-Term Instruments (Cost $5,815)		5,816

Total Investments in Affiliates (Cost $5,815)		5,816

Total Investments 101.1% (Cost $9,938)		$9,939
Financial Derivative Instruments (b) (1.1%) (Cost or Premiums, net $2)		(111)
Other Assets and Liabilities, net 0.0%		0

Net Assets 100.0%		$9,828

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$152	Fannie Mae 2.260% due 10/17/2022	$(157)	$152	$152

Total Repurchase Agreements						$(157)	$152	$152

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	EUR	2,939		$3,270	$0	$(8)
	07/2015	GBP	1,552		2,447	9	0
	07/2015	JPY	340,870		2,745	0	(41)
	08/2015		$2,364	GBP	1,500	0	(8)
	08/2015		174	NOK	1,321	0	(5)
BPS	07/2015	AUD	3,202		$2,468	0	(2)
	07/2015	BRL	1,897		609	1	0
	07/2015		$2,473	AUD	3,202	0	(4)
	07/2015		595	BRL	1,897	12	0
	08/2015		2,455	AUD	3,191	2	0
	08/2015		591	BRL	1,860	0	(1)
CBK	07/2015	NOK	6,266		$799	0	0
	08/2015		1,322		175	7	0
	08/2015		$791	NOK	6,206	0	0
GLM	07/2015	MXN	19,307		$1,229	2	0
	08/2015		$1,239	MXN	19,494	0	(2)
HUS	07/2015	INR	54,873		$859	0	(3)
	07/2015		$854	INR	54,873	8	0
	08/2015		854		54,788	3	0
JPM	07/2015	CAD	2,933		$2,356	8	0
	07/2015	CHF	610		654	1	0
	07/2015	RUB	16,050		289	0	(1)
	07/2015		$656	CHF	610	0	(3)
	07/2015		2,789	JPY	340,870	0	(4)
	08/2015	CHF	603		$650	3	0
	08/2015	JPY	333,057		2,726	4	0
	08/2015		$2,336	CAD	2,909	0	(8)
	08/2015		296	RUB	16,603	1	0
MSB	07/2015	NZD	3,257		$2,204	0	0
	07/2015		$3,289	EUR	2,939	0	(11)
	07/2015		2,376	GBP	1,552	62	0
	07/2015		297	RUB	16,050	0	(8)
	08/2015	EUR	2,900		$3,246	11	0
	08/2015		$2,300	NZD	3,407	0	0
SOG	07/2015		2,354	CAD	2,933	0	(6)
	07/2015		1,247	MXN	19,307	0	(20)
	07/2015		796	NOK	6,266	3	0
UAG	07/2015		2,319	NZD	3,257	0	(114)

Total Forward Foreign Currency Contracts						$137	$(249)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Put - OTC AUD versus USD		$0.625	09/02/2015	AUD	3,600	$0	$0
	Put - OTC NZD versus USD		0.570	09/02/2015	NZD	3,300	0	1
	Call - OTC USD versus CAD	CAD	1.470	09/02/2015		$3,000	1	0
JPM	Call - OTC EUR versus USD		$1.340	08/10/2015	EUR	3,000	1	0
	Put - OTC GBP versus USD		1.290	08/10/2015	GBP	1,600	0	0
	Put - OTC USD versus JPY	JPY	100.000	08/10/2015		$2,800	0	0

							$2	$1

Total Purchased Options							$2	$1

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$152	$0	$152
Short-Term Notes	0	3,700	0	3,700
U.S. Treasury Bills	0	271	0	271
	$0	$4,123	$0	$4,123

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,816	$0	$0	$5,816

Total Investments	$5,816	$4,123	$0	$9,939

Financial Derivative Instruments - Assets
Over the counter	$0	$138	$0	$138

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(249)	$0	$(249)

Totals	$5,816	$4,012	$0	$9,828

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.5%
BANK LOAN OBLIGATIONS 16.1%
Albertson’s Holdings LLC
5.000% due 08/25/2019		$1,234	$1,240
Ancestry.com, Inc.
4.500% due 12/28/2018		2,808	2,816
Chrysler Group LLC
3.250% due 12/31/2018		839	839
Community Health Systems, Inc.
3.750% due 12/31/2019		174	174
4.000% due 01/27/2021		320	321
Endo Luxembourg Finance Co. SARL
3.750% due 06/11/2022		1,600	1,606
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		56,410	56,551
Grifols Worldwide Operations USA, Inc.
3.187% due 02/27/2021		2,913	2,917
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020		70	70
KP Germany Erste GmbH
5.000% due 04/22/2020		30	30
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		842	826
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		564	567
Valeant Pharmaceuticals International, Inc.
3.500% due 08/05/2020		3,115	3,109
4.000% due 04/01/2022		1,496	1,497

Total Bank Loan Obligations (Cost $72,432)			72,563

CORPORATE BONDS & NOTES 91.1%
BANKING & FINANCE 42.8%
AGFC Capital Trust
6.000% due 01/15/2067 (g)		6,500	4,875
Ally Financial, Inc.
3.250% due 02/13/2018		6,000	5,970
4.125% due 03/30/2020 (g)		6,325	6,329
4.625% due 03/30/2025 (g)		13,500	12,933
Alpha Credit Group PLC
3.375% due 06/17/2017	EUR	1,600	788
Banco Pan S.A.
8.500% due 04/23/2020		$3,000	3,034
Blackstone CQP Holdco LP
9.296% due 03/18/2019		37,114	38,111
Boats Investments Netherlands BV (11.000% PIK)
11.000% due 03/31/2017 (b)	EUR	6,768	2,280
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	907
CIT Group, Inc.
4.250% due 08/15/2017 (g)		$1,425	1,450
5.000% due 05/15/2017 (g)		4,350	4,497
5.000% due 08/15/2022		4,925	4,888
Credit Agricole S.A.
7.875% due 01/23/2024 (e)(g)		1,500	1,539
Credit Suisse Group AG
7.500% due 12/11/2023 (e)		1,400	1,462
Denali Borrower LLC
5.625% due 10/15/2020 (g)		3,000	3,161
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,221
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,503
Genworth Holdings, Inc.
7.625% due 09/24/2021		1,750	1,846
Heta Asset Resolution AG
0.056% due 05/31/2016 ^	EUR	12,400	9,020
2.750% due 05/31/2016 ^	CHF	1,500	1,047
HSBC Holdings PLC
6.375% due 03/30/2025 (e)		$400	403
HUB International Ltd.
7.875% due 10/01/2021		750	767
International Lease Finance Corp.
5.750% due 05/15/2016		1,250	1,283
iStar Financial, Inc.
4.000% due 11/01/2017		4,300	4,241

Jefferies Finance LLC
7.500% due 04/15/2021		1,975	1,980
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,005	980
Nationstar Mortgage LLC
6.500% due 06/01/2022		1,925	1,766
9.625% due 05/01/2019 (g)		5,425	5,784
Navient Corp.
5.500% due 01/25/2023		175	167
5.625% due 08/01/2033		2,500	2,037
5.875% due 03/25/2021 (g)		3,750	3,757
8.450% due 06/15/2018		3,000	3,341
NBG Finance PLC
4.375% due 04/30/2019	EUR	100	45
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (g)		$2,325	2,430
Oxford Finance LLC
7.250% due 01/15/2018		3,575	3,700
PHH Corp.
6.375% due 08/15/2021		6,654	6,571
7.375% due 09/01/2019 (g)		5,700	6,056
Pinnacol Assurance
8.625% due 06/25/2034 (f)		5,000	5,120
Provident Funding Associates LP
6.750% due 06/15/2021		2,185	2,098
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 (g)		6,000	5,028
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (b)		1,500	1,524
Springleaf Finance Corp.
5.400% due 12/01/2015		2,044	2,066
Stearns Holdings, Inc.
9.375% due 08/15/2020 (g)		3,285	3,318
TIG FinCo PLC
8.500% due 03/02/2020	GBP	579	958
8.750% due 04/02/2020		3,972	6,194
Virgin Media Secured Finance PLC
5.500% due 01/15/2021		3,120	5,217
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		$1,700	1,492
6.902% due 07/09/2020 (g)		1,400	1,372

			192,556

INDUSTRIALS 37.5%
Afren PLC
6.625% due 12/09/2020 ^		2,000	910
10.250% due 04/08/2019 ^		1,575	717
Aguila S.A.
7.875% due 01/31/2018		4,450	4,422
Air Canada Pass-Through Trust
5.375% due 11/15/2022		177	184
Altice Financing S.A.
6.625% due 02/15/2023		1,500	1,493
Altice S.A.
6.250% due 02/15/2025	EUR	400	426
7.625% due 02/15/2025		$600	566
7.750% due 05/15/2022		1,775	1,722
Ancestry.com, Inc.
11.000% due 12/15/2020 (g)		3,000	3,427
Atwood Oceanics, Inc.
6.500% due 02/01/2020 (g)		3,125	3,031
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		11,790	6,838
Cable One, Inc.
5.750% due 06/15/2022		275	279
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(g)		9,500	7,772
11.250% due 06/01/2017 ^		10,134	8,006
California Resources Corp.
5.000% due 01/15/2020		3,025	2,677
Centene Corp.
4.750% due 05/15/2022		1,450	1,501
Chesapeake Energy Corp.
3.525% due 04/15/2019		675	619
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,300	1,284
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	462
Coeur Mining, Inc.
7.875% due 02/01/2021 (g)		900	767
Communications Sales & Leasing, Inc.
6.000% due 04/15/2023		1,000	981
Community Health Systems, Inc.
8.000% due 11/15/2019		2,000	2,112

CONSOL Energy, Inc.
5.875% due 04/15/2022		750	641
Constellation Brands, Inc.
6.000% due 05/01/2022		875	956
CSC Holdings LLC
6.750% due 11/15/2021		150	159
CVR Refining LLC
6.500% due 11/01/2022 (g)		600	603
Dell, Inc.
5.400% due 09/10/2040		1,050	871
6.500% due 04/15/2038 (g)		2,650	2,531
7.100% due 04/15/2028		500	526
Denbury Resources, Inc.
4.625% due 07/15/2023		800	674
5.500% due 05/01/2022		800	718
Dex Media, Inc. (12.000% Cash or 14.000% PIK)
12.000% due 01/29/2017 (b)		24	2
DISH DBS Corp.
5.000% due 03/15/2023		1,250	1,162
6.750% due 06/01/2021		700	732
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (b)	EUR	2,000	2,258
Dynegy, Inc.
5.875% due 06/01/2023		$1,950	1,916
Eclipse Resources Corp.
8.875% due 07/15/2023 (a)		3,000	2,910
Eldorado Resorts LLC
8.625% due 06/15/2019		650	681
Endo Finance LLC
5.750% due 01/15/2022		1,125	1,142
6.000% due 07/15/2023 (a)		1,025	1,051
Era Group, Inc.
7.750% due 12/15/2022		1,000	987
FGI Operating Co. LLC
7.875% due 05/01/2020 (g)		5,525	4,254
Fly Leasing Ltd.
6.750% due 12/15/2020		1,500	1,549
FTS International, Inc.
7.783% due 06/15/2020		3,000	2,988
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		4,500	56
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	839
Harvest Operations Corp.
6.875% due 10/01/2017		$7,674	7,118
HCA Holdings, Inc.
6.250% due 02/15/2021		800	864
HCA, Inc.
4.250% due 10/15/2019 (g)		1,475	1,512
5.250% due 04/15/2025		1,925	2,001
6.500% due 02/15/2020		2,875	3,220
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,000	3,579
5.014% due 12/27/2017		200	119
Hexion, Inc.
6.625% due 04/15/2020		$400	369
Hologic, Inc.
5.250% due 07/15/2022 (a)		1,250	1,280
Huntsman International LLC
5.125% due 04/15/2021	EUR	1,000	1,154
iHeartCommunications, Inc.
9.000% due 09/15/2022		$3,000	2,730
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,000	1,130
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$3,050	2,852
Kloeckner Pentaplast of America, Inc.
7.125% due 11/01/2020	EUR	900	1,006
LABA Royalty Sub LLC
9.000% due 05/15/2029		$5,371	5,287
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		1,075	1,098
5.500% due 04/15/2025		525	511
5.750% due 08/01/2022		500	512
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	1,600	1,636
MDC Partners, Inc.
6.750% due 04/01/2020		$2,200	2,200
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	967
New Gold, Inc.
6.250% due 11/15/2022		800	794
Novasep Holding S.A.S.
8.000% due 12/15/2016 (g)		9,499	9,072
Numericable SFR S.A.S.
6.000% due 05/15/2022		2,750	2,717

OGX Austria GmbH
8.500% due 06/01/2018 ^	1,600	8
Perstorp Holding AB
8.750% due 05/15/2017	750	784
Petroleos de Venezuela S.A.
5.375% due 04/12/2027	1,500	521
5.500% due 04/12/2037	1,500	522
QGOG Constellation S.A.
6.250% due 11/09/2019	3,600	2,646
Quality Distribution LLC
9.875% due 11/01/2018 (g)	1,606	1,692
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019	1,200	1,252
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	1,900	1,888
Schaeffler Finance BV
4.750% due 05/15/2021	500	505
Sealed Air Corp.
6.875% due 07/15/2033	500	508
Sensata Technologies BV
5.000% due 10/01/2025	500	488
5.625% due 11/01/2024	750	775
Spirit AeroSystems, Inc.
5.250% due 03/15/2022	300	311
T-Mobile USA, Inc.
6.464% due 04/28/2019 (g)	1,950	2,013
6.542% due 04/28/2020	2,300	2,414
Tenet Healthcare Corp.
3.786% due 06/15/2020	1,300	1,313
4.750% due 06/01/2020 (g)	1,500	1,530
TransUnion (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (b)	600	614
TransUnion (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (b)	525	527
U.S. Foods, Inc.
8.500% due 06/30/2019	5,000	5,225
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	2,500	2,587
Videotron Ltd.
5.375% due 06/15/2024	875	877
Virgin Australia Trust
6.000% due 04/23/2022	58	60
Whiting Petroleum Corp.
5.000% due 03/15/2019	1,500	1,481
Wise Metals Group LLC
8.750% due 12/15/2018	500	531
Xfit Brands, Inc.
9.000% due 06/12/2017 (f)	2,585	2,546
ZF North America Capital, Inc.
4.000% due 04/29/2020	200	201
4.500% due 04/29/2022	600	592
4.750% due 04/29/2025	600	584

		169,125

UTILITIES 10.8%
Covanta Holding Corp.
5.875% due 03/01/2024	300	301
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022 (g)	2,700	2,718
Genesis Energy LP
6.000% due 05/15/2023	3,325	3,335
Illinois Power Generating Co.
7.000% due 04/15/2018	5,000	4,887
MarkWest Energy Partners LP
4.500% due 07/15/2023	1,000	985
4.875% due 12/01/2024 (g)	1,600	1,572
4.875% due 06/01/2025	500	490
Midwest Generation LLC
8.560% due 01/02/2016	166	166
NSG Holdings LLC
7.750% due 12/15/2025 (g)	3,234	3,581
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022	2,040	1,581
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	948	654
Red Oak Power LLC
9.200% due 11/30/2029	950	1,069
Sprint Capital Corp.
8.750% due 03/15/2032	1,350	1,316
Sprint Corp.
7.125% due 06/15/2024	7,125	6,627
7.875% due 09/15/2023	12,350	12,072
Talen Energy Supply LLC
5.125% due 07/15/2019	1,000	985

Tenaska Alabama Partners LP
7.000% due 06/30/2021 (g)	4,018	4,229
Virgin Media Finance PLC
5.250% due 02/15/2022 (g)	2,100	2,016

		48,584

Total Corporate Bonds & Notes (Cost $426,340)		410,265

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.3%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,098

FLORIDA 0.1%
Sunrise, Florida Special Assessment Bonds, Series 2015
4.800% due 05/01/2025	600	595

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	125	139

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	98

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,560	3,842

Total Municipal Bonds & Notes (Cost $5,409)		5,772

MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
2.568% due 10/25/2035	189	169
American Home Mortgage Assets Trust
0.417% due 09/25/2046 ^	6	0
1.078% due 11/25/2046	826	443
6.250% due 06/25/2037	328	227
Banc of America Alternative Loan Trust
0.587% due 05/25/2035 ^	71	54
Banc of America Funding Trust
2.607% due 03/20/2036 ^	263	228
Bear Stearns ALT-A Trust
2.350% due 01/25/2035	9	8
Citigroup Mortgage Loan Trust, Inc.
2.500% due 11/25/2035	807	802
Countrywide Alternative Loan Trust
0.367% due 05/25/2047	45	38
0.397% due 03/20/2046	71	56
0.447% due 07/25/2046 ^	378	198
1.158% due 12/25/2035	121	100
5.070% due 10/25/2035 ^	78	71
Countrywide Home Loan Mortgage Pass-Through Trust
0.507% due 03/25/2035	290	279
6.000% due 05/25/2036 ^	140	129
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	603	362
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	85	87
Downey Savings & Loan Association Mortgage Loan Trust
0.438% due 03/19/2045	44	41
First Horizon Alternative Mortgage Securities Trust
2.246% due 09/25/2035 ^	691	627
6.000% due 05/25/2036 ^	135	115
GMAC Mortgage Corp. Loan Trust
3.031% due 04/19/2036 ^	451	407
GSR Mortgage Loan Trust
2.661% due 05/25/2035	1,153	1,056
2.719% due 11/25/2035	136	134
2.813% due 04/25/2035	4	4
HarborView Mortgage Loan Trust
0.378% due 01/19/2038	37	32
0.428% due 03/19/2036	652	474
IndyMac Mortgage Loan Trust
4.534% due 09/25/2035	114	98
JPMorgan Mortgage Trust
2.186% due 07/27/2037	585	509
2.642% due 07/25/2035	174	173
6.000% due 08/25/2037 ^	162	147
Residential Accredit Loans, Inc. Trust
0.517% due 03/25/2037	503	181
5.500% due 02/25/2036 ^	427	344

Residential Asset Securitization Trust
6.000% due 05/25/2037 ^		137	121
Structured Asset Mortgage Investments Trust
0.407% due 05/25/2036		44	32
WaMu Mortgage Pass-Through Certificates Trust
0.928% due 05/25/2047		514	444
1.740% due 10/25/2036 ^		293	247
4.525% due 07/25/2037 ^		284	265
Wells Fargo Mortgage-Backed Securities Trust
2.642% due 03/25/2035		410	411

Total Mortgage-Backed Securities (Cost $7,756)			9,113

ASSET-BACKED SECURITIES 0.6%
Carrington Mortgage Loan Trust
0.337% due 08/25/2036		100	63
Credit-Based Asset Servicing and Securitization LLC
4.033% due 01/25/2037 ^		1,115	602
GSAMP Trust
0.337% due 08/25/2036		86	66
Mid-State Trust
7.791% due 03/15/2038		19	20
Morgan Stanley ABS Capital, Inc. Trust
0.327% due 05/25/2037		176	124
Option One Mortgage Loan Trust Asset-Backed Certificates
1.162% due 08/25/2033		103	95
Residential Asset Securities Corp. Trust
0.337% due 08/25/2036		55	51
6.980% due 09/25/2031		1,805	1,761

Total Asset-Backed Securities (Cost $2,239)			2,782

SOVEREIGN ISSUES 0.3%
Athens Urban Transportation Organisation
4.851% due 09/19/2016	EUR	200	121
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	100,000	458
4.750% due 04/17/2019	EUR	1,100	688

Total Sovereign Issues (Cost $1,859)			1,267

	SHARES
COMMON STOCKS 2.1%
FINANCIALS 1.0%
Banca Monte dei Paschi di Siena SpA (c)		550,000	1,071
CIT Group, Inc.		31,331	1,457
EME Reorganization Trust		11,455,839	143
Hipotecaria Su Casita S.A. de C.V. (c)		78,886	0
Nationstar Mortgage Holdings, Inc. (c)		68,300	1,147
TIG TopCo Ltd. (f)		511,687	514

			4,332

HEALTH CARE (c)(f) 1.1%
NVHL S.A. ‘A’		231,498	517
NVHL S.A. ‘B’		231,498	517
NVHL S.A. ‘C’		231,498	516
NVHL S.A. ‘D’		231,498	516
NVHL S.A. ‘E’		231,498	516
NVHL S.A. ‘F’		231,498	516
NVHL S.A. ‘G’		231,498	516
NVHL S.A. ‘H’		231,498	516
NVHL S.A. ‘I’		231,498	516
NVHL S.A. ‘J’		231,498	516

			5,162

Total Common Stocks (Cost $15,477)			9,494

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
XFit Brands, Inc. - Exp. 06/12/2024		1	5

INDUSTRIALS 0.1%
Global Geophysical Services, Inc. - Exp. 05/01/2049		19,565	186

Total Warrants (Cost $186)			191

PREFERRED SECURITIES 4.3%
BANKING & FINANCE 4.3%
CoBank ACB
6.200% due 01/01/2025 (e)	2,000	203
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	12,000	14,913
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,157

Total Preferred Securities (Cost $16,200)		19,273

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
U.S. TREASURY BILLS 0.6%
0.012% due 08/06/2015 - 11/05/2015 (d)(j)	$2,789	2,789

Total Short-Term Instruments (Cost $2,789)		2,789

Total Investments in Securities (Cost $550,687)		533,509

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	1,239,381	12,292

Total Short-Term Instruments (Cost $12,293)		12,292

Total Investments in Affiliates (Cost $12,293)		12,292

Total Investments 121.2% (Cost $562,980)		$545,801
Financial Derivative Instruments (h)(i) (0.2%) (Cost or Premiums, net $1,503)		(1,172)
Other Assets and Liabilities, net (21.0%)		(94,427)

Net Assets 100.0%		$450,202

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$723	$517	0.12%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	517	0.12
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	516	0.12
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	516	0.12
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	516	0.11
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	516	0.11
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	516	0.11
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	516	0.11
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	516	0.11
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	516	0.11
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,120	1.14
TIG TopCo Ltd.	04/02/2015	759	514	0.11
Xfit Brands, Inc. 9.000% due 06/12/2017	06/10/2014 - 06/12/2015	2,585	2,546	0.57

		$15,580	$13,342	2.96%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	(0.050)%	11/13/2014	07/02/2015	$(2,373)	$(2,372)
	0.900	04/16/2015	07/16/2015	(4,497)	(4,506)
DEU	(1.250)	03/12/2015	03/12/2017	(1,782)	(1,775)
	0.850	04/14/2015	07/14/2015	(658)	(659)
	0.850	04/16/2015	07/16/2015	(2,294)	(2,298)
	0.850	05/01/2015	07/21/2015	(1,382)	(1,384)
	0.950	06/16/2015	09/16/2015	(5,513)	(5,515)
	0.950	06/17/2015	09/17/2015	(5,408)	(5,410)
JML	0.800	05/29/2015	07/06/2015	(2,134)	(2,136)
	0.850	06/17/2015	07/14/2015	(2,798)	(2,799)
	0.850	06/18/2015	07/14/2015	(1,115)	(1,115)
SOG	0.640	06/16/2015	08/17/2015	(1,860)	(1,860)
	0.640	06/18/2015	08/14/2015	(2,104)	(2,104)
	0.700	04/28/2015	07/28/2015	(21,312)	(21,339)
	0.700	04/29/2015	07/28/2015	(1,539)	(1,541)
	0.700	06/10/2015	09/10/2015	(2,021)	(2,022)
	0.710	05/05/2015	08/05/2015	(2,788)	(2,791)
	0.730	04/30/2015	07/27/2015	(3,222)	(3,226)
UBS	0.700	04/16/2015	07/16/2015	(6,183)	(6,192)
	0.750	04/20/2015	07/21/2015	(1,292)	(1,294)
	0.750	05/01/2015	07/10/2015	(1,442)	(1,444)
	0.750	05/15/2015	09/18/2015	(779)	(780)
	0.800	04/13/2015	07/10/2015	(1,585)	(1,588)
	0.800	04/15/2015	07/15/2015	(2,862)	(2,867)
	0.800	04/20/2015	07/21/2015	(563)	(564)
	0.850	06/23/2015	09/23/2015	(8,014)	(8,015)
	0.900	04/16/2015	07/16/2015	(3,561)	(3,568)

Total Reverse Repurchase Agreements					$(91,164)

(1)	As of June 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $132,128 at a weighted average interest rate of 0.684%.

(g)	Securities with an aggregate market value of $100,782 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Short	12/2017	50	$30	$0	$(10)
90-Day Eurodollar December Futures	Short	12/2015	300	(222)	0	0
90-Day Eurodollar December Futures	Short	12/2016	452	(119)	11	0
90-Day Eurodollar March Futures	Short	03/2016	340	(366)	4	0
Euro-Bund 10-Year Bond September Futures	Short	09/2015	100	(201)	0	(202)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	617	(583)	0	(19)
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	29	59	2	0

Total Futures Contracts				$(1,402)	$17	$(231)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$21,285	$1,356	$(170)	$108	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$9,500	$47	$(42)	$3	$0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	20,000	157	(146)	15	0

					$204	$(188)	$18	$0

Total Swap Agreements					$1,560	$(358)	$126	$0

Cash of $4,598 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	77,700		$628	$0	$(7)
BPS	07/2015		$627	JPY	77,700	8	0
	08/2015	JPY	77,700		$627	0	(8)
CBK	07/2015	GBP	8,257		12,691	0	(283)
GLM	08/2015	CHF	2,486		2,664	1	0
JPM	07/2015	CAD	1,069		856	0	0
	07/2015		$287	EUR	253	0	(5)
	07/2015		12,515	GBP	7,951	0	(22)
	08/2015	GBP	7,951		$12,512	22	0
MSB	07/2015	EUR	258		290	2	0
SCX	07/2015		300		337	2	0
	07/2015		$30,243	EUR	26,989	0	(154)
	08/2015	EUR	26,989		$30,255	154	0
UAG	07/2015		26,684		29,105	0	(643)
	07/2015		$485	GBP	306	0	(4)
	08/2015	GBP	1,021		$1,603	0	(1)

Total Forward Foreign Currency Contracts						$189	$(1,127)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Telefonaktiebolaget LM Ericsson	(1.000)%	09/20/2017	0.278%	EUR	5,000	$148	$(240)	$0	$(92)
BPS	Staples, Inc.	(1.000)	09/20/2018	0.682		$8,000	208	(291)	0	(83)
BRC	JPMorgan Chase & Co.	(1.000)	12/20/2016	0.310		3,000	87	(118)	0	(31)
CBK	Assured Guaranty Corp.	(5.000)	12/20/2015	0.996		1,500	(59)	29	0	(30)
	Assured Guaranty Corp.	(5.000)	12/20/2016	1.739		2,000	(73)	(25)	0	(98)
DUB	Assured Guaranty Corp.	(5.000)	06/20/2016	1.297		3,000	(260)	148	0	(112)
	MBIA, Inc.	(5.000)	06/20/2016	3.462		3,000	(242)	194	0	(48)
GST	ArcelorMittal	(1.000)	06/20/2024	3.638	EUR	2,000	527	(104)	423	0
	MBIA, Inc.	(5.000)	12/20/2015	2.911		$1,500	11	(28)	0	(17)
	MBIA, Inc.	(5.000)	12/20/2016	4.230		2,000	45	(69)	0	(24)
JPM	Alcoa, Inc.	(1.000)	03/20/2019	1.167		6,000	195	(160)	35	0
	Turkey Government International Bond	(1.000)	03/20/2020	2.100		7,000	291	46	337	0
MYC	MBIA, Inc.	(5.000)	06/20/2017	4.779		2,000	(166)	155	0	(11)

							$712	$(463)	$795	$(546)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Altice Finco S.A.	5.000%	06/20/2019	3.158%	EUR	3,000	$111	$123	$234	$0
CBK	CIT Group, Inc.	5.000	09/20/2015	0.826		$10,000	531	(424)	107	0
	Dell, Inc.	1.000	09/20/2021	2.771		5,000	(609)	125	0	(484)
	International Lease Finance Corp.	5.000	09/20/2015	0.676		2,000	111	(89)	22	0
	Navient Corp.	5.000	09/20/2015	0.646		4,000	226	(181)	45	0
GST	Greece Government International Bond	1.000	09/20/2015	41.000		300	(9)	(114)	0	(123)
	Valeant Pharmaceuticals International	5.000	06/20/2016	0.560		2,500	(39)	151	112	0
UAG	Sprint Communications, Inc.	1.000	06/20/2019	3.615		2,800	(507)	243	0	(264)

							$(185)	$(166)	$520	$(871)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	iTraxx Europe 15 5-Year Index 9-12%	(1.000)%	06/20/2016	EUR	5,000	$976	$(1,020)	$0	$(44)

Total Swap Agreements						$1,503	$(1,649)	$1,315	$(1,461)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $2,268 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$72,563	$0	$72,563
Corporate Bonds & Notes
Banking & Finance	0	141,822	50,734	192,556
Industrials	0	161,052	8,073	169,125
Utilities	0	48,418	166	48,584
Municipal Bonds & Notes
California	0	1,098	0	1,098
Florida	0	595	0	595
Illinois	0	139	0	139
New York	0	98	0	98
West Virginia	0	3,842	0	3,842
Mortgage-Backed Securities	0	9,113	0	9,113
Asset-Backed Securities	0	2,782	0	2,782
Sovereign Issues	0	1,267	0	1,267
Common Stocks
Financials	3,818	0	514	4,332
Health Care	5,162	0	0	5,162
Warrants
Consumer Discretionary	0	0	5	5
Industrials	0	0	186	186
Preferred Securities
Banking & Finance	4,157	15,116	0	19,273
Short-Term Instruments
U.S. Treasury Bills	0	2,789	0	2,789
	$13,137	$460,694	$59,678	$533,509

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,292	$0	$0	$12,292

Total Investments	$25,429	$460,694	$59,678	$545,801

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	126	0	143
Over the counter	0	1,504	0	1,504
	$17	$1,630	$0	$1,647

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(231)	0	0	(231)
Over the counter	0	(2,588)	0	(2,588)

	$(231)	$(2,588)	$0	$(2,819)

Totals	$25,215	$459,736	$59,678	$544,629

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$50,412	$843	$0	$5	$0	$(526)	$0	$0	$50,734	$(528)
Industrials	8,077	97	(11)	0	0	(30)	0	(60)	8,073	(29)
Utilities	167	0	0	0	0	(2)	0	0	165	(1)
Common Stocks
Financials	0	759	0	0	0	(244)	0	0	515	(244)
Health Care	4,978	0	0	0	0	182	0	(5,160)	0	0
Industrials	186	0	0	0	0	0	0	0	186	0
Warrants
Consumer Discretionary	5	0	0	0	0	0	0	0	5	0

Totals	$63,825	$1,699	$(11)	$5	$0	$(620)	$0	$(5,220)	$59,678	$(802)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$50,734	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	7,889	Proxy Pricing	Base Price	1.25 - 99.75
	184	Third Party Vendor	Broker Quote	104.00
Utilities	165	Third Party Vendor	Broker Quote	100.00
Common Stocks
Financials	515	Other Valuation Techniques (2)	—	—
Industrials	186	Proxy Pricing	Base Price	9.49
Warrants
Consumer Discretionary	5	Other Valuation Techniques (2)	—	—

Total	$59,678

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.9%
CANADA 14.8%
SOVEREIGN ISSUES 14.8%
Canada Housing Trust
2.650% due 03/15/2022	CAD	5,000	$4,263
2.750% due 12/15/2015		100	81
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,565
Province of Ontario
3.150% due 12/15/2017		25,000	26,236
4.000% due 06/02/2021	CAD	5,500	4,980
4.200% due 06/02/2020		42,300	38,325
Province of Quebec
4.500% due 12/01/2018		21,800	19,477
4.500% due 12/01/2020		25,000	23,093
5.000% due 12/01/2041		8,000	8,385
6.250% due 06/01/2032		10,000	11,426

Total Canada (Cost $151,886)			140,831

FRANCE 8.7%
SOVEREIGN ISSUES 8.7%
France Government Bond
3.250% due 05/25/2045	EUR	60,300	82,802

Total France (Cost $102,316)			82,802

GERMANY 2.8%
SOVEREIGN ISSUES 2.8%
Republic of Germany
4.250% due 07/04/2039	EUR	15,500	26,772

Total Germany (Cost $29,690)			26,772

ITALY 0.6%
SOVEREIGN ISSUES 0.6%
Italy Buoni Poliennali Del Tesoro
5.000% due 09/01/2040	EUR	4,300	6,160

Total Italy (Cost $7,020)			6,160

NORWAY 0.8%
SOVEREIGN ISSUES 0.8%
Kommunalbanken A/S
1.750% due 10/05/2015		$7,500	7,529

Total Norway (Cost $7,522)			7,529

UNITED STATES 9.6%
ASSET-BACKED SECURITIES 2.6%
AFC Home Equity Loan Trust
0.897% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.767% due 07/25/2032		58	54
0.887% due 10/25/2031		385	351
Argent Securities Trust
0.277% due 07/25/2036		1,655	758
Asset-Backed Funding Certificates Trust
0.887% due 06/25/2034		622	585
Asset-Backed Securities Corp. Home Equity Loan Trust
0.267% due 05/25/2037		66	45
Bear Stearns Asset-Backed Securities Trust
0.677% due 06/25/2036		861	847
0.847% due 10/25/2032		179	172
BNC Mortgage Loan Trust
0.287% due 05/25/2037		288	278
Carrington Mortgage Loan Trust
0.507% due 10/25/2035		51	51

CIT Group Home Equity Loan Trust
0.720% due 06/25/2033	30	28
Countrywide Asset-Backed Certificates
0.287% due 07/25/2037	2,583	2,575
0.287% due 08/25/2037	10	10
0.377% due 06/25/2036	1,778	1,747
0.927% due 05/25/2032	153	146
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032	151	135
Credit-Based Asset Servicing and Securitization LLC
0.245% due 11/25/2036	53	30
0.255% due 01/25/2037 ^	379	173
Equity One Mortgage Pass-Through Trust
0.487% due 04/25/2034	519	435
Home Equity Asset Trust
0.785% due 11/25/2032	1	1
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036	41	23
Lehman XS Trust
0.335% due 04/25/2037 ^	119	88
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034	28	27
Merrill Lynch Mortgage Investors Trust
0.267% due 09/25/2037	43	17
Morgan Stanley ABS Capital, Inc. Trust
0.247% due 05/25/2037	129	90
0.287% due 11/25/2036	10,120	6,382
SLM Student Loan Trust
1.777% due 04/25/2023	9,341	9,592
Soundview Home Loan Trust
0.247% due 11/25/2036	327	130
Structured Asset Securities Corp. Mortgage Loan Trust
1.684% due 04/25/2035	18	17
Washington Mutual Asset-Backed Certificates Trust
0.245% due 10/25/2036	36	19

		24,809

CORPORATE BONDS & NOTES 1.6%
Computer Sciences Corp.
6.500% due 03/15/2018	4,600	5,082
Mohawk Industries, Inc.
6.125% due 01/15/2016	4,667	4,790
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,595

		15,467

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
2.069% due 10/25/2034	14	14
Bear Stearns ALT-A Trust
2.410% due 01/25/2036 ^	1,758	1,431
2.523% due 08/25/2036 ^	56	41
Citigroup Mortgage Loan Trust, Inc.
2.633% due 08/25/2035	109	108
Countrywide Alternative Loan Trust
0.347% due 02/25/2047	231	199
0.367% due 02/20/2047	9,623	7,213
0.397% due 03/20/2046	806	641
0.447% due 12/25/2035	97	87
0.467% due 12/25/2035	385	338
0.467% due 02/25/2037	267	215
0.487% due 08/25/2035	858	741
0.487% due 12/25/2035	1,582	1,307
0.537% due 09/25/2035	2,927	2,549
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 05/25/2035	284	242
0.477% due 03/25/2035 ^	1,112	901
0.477% due 04/25/2035	14	12
0.507% due 03/25/2035	7,083	5,430
0.517% due 02/25/2035	21	19
0.787% due 03/25/2035	60	54
0.947% due 09/25/2034	21	20
2.530% due 08/25/2034	63	55
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	28	29
Deutsche ALT-B Securities, Inc.
0.287% due 10/25/2036 ^	7	4
Downey Savings & Loan Association Mortgage Loan Trust
0.398% due 03/19/2045	1,054	953
0.448% due 08/19/2045	406	366
0.518% due 09/19/2045	2,826	2,087
GreenPoint Mortgage Funding Trust
0.647% due 06/25/2045	2,614	2,253

HarborView Mortgage Loan Trust
0.428% due 06/19/2035	716	623
0.428% due 01/19/2036	221	155
0.428% due 03/19/2036	2,577	1,872
0.438% due 01/19/2036	3,548	2,457
0.498% due 11/19/2035	481	406
0.518% due 09/19/2035	40	31
0.527% due 06/20/2035	100	95
Nomura Asset Acceptance Corp Alternative Loan Trust
2.439% due 10/25/2035	53	50
Residential Accredit Loans, Inc. Trust
0.397% due 04/25/2046	200	105
Sequoia Mortgage Trust
0.537% due 07/20/2033	1,324	1,253
0.888% due 10/19/2026	17	17
1.129% due 10/20/2034	563	543
Structured Asset Mortgage Investments Trust
0.768% due 07/19/2034	9	9
Thornburg Mortgage Securities Trust
0.727% due 03/25/2044	200	180
WaMu Mortgage Pass-Through Certificates Trust
0.477% due 10/25/2045	50	47
0.497% due 01/25/2045	29	27
0.507% due 01/25/2045	29	27
0.507% due 07/25/2045	29	28
0.956% due 12/25/2046	240	226
1.358% due 11/25/2042	5	4
1.558% due 08/25/2042	18	18
1.930% due 02/27/2034	15	14
2.187% due 10/25/2046	67	62
2.187% due 11/25/2046	585	531
Wells Fargo Mortgage-Backed Securities Trust
2.637% due 04/25/2036	24	24
2.717% due 09/25/2034	208	213

		36,326

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.307% due 03/25/2034	19	19
0.337% due 08/25/2034	11	11
0.537% due 09/25/2042	55	55
0.587% due 06/25/2029	4	4
2.004% due 12/01/2034	15	16
2.491% due 11/01/2034	56	60
2.633% due 12/01/2030	3	3
6.000% due 07/25/2044	30	35
7.000% due 09/25/2023	23	26
8.800% due 01/25/2019	27	30
Freddie Mac
0.337% due 09/25/2035	2,800	2,800
0.416% due 02/15/2019	1,006	1,008
0.467% due 09/25/2031	38	36
0.636% due 12/15/2031	2	2
1.346% due 10/25/2044 - 02/25/2045	187	190
1.546% due 07/25/2044	39	39
2.357% due 10/01/2036	91	97
6.500% due 07/15/2028	478	549
Ginnie Mae
1.625% due 04/20/2022 - 09/20/2026	325	337
1.750% due 03/20/2022	22	23
2.000% due 09/20/2024 - 06/20/2030	904	940
6.000% due 08/20/2034	810	928
Small Business Administration
4.625% due 02/01/2025	47	50
5.090% due 10/01/2025	22	24

		7,282

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Inflation Protected Securities (b)
1.875% due 07/15/2015 (e)	8,028	8,052

Total United States (Cost $103,372)		91,936

SHORT-TERM INSTRUMENTS 34.6%
REPURCHASE AGREEMENTS (c) 19.8%		188,692

SHORT-TERM NOTES 9.5%
Federal Home Loan Bank
0.039% due 07/15/2015	18,400	18,400
0.040% due 07/06/2015 - 07/17/2015	41,300	41,300

0.070% due 08/12/2015 - 08/19/2015	8,500	8,499
0.075% due 08/12/2015	4,500	4,499
0.087% due 09/04/2015	7,100	7,099
0.095% due 08/07/2015	10,500	10,499

		90,296

U.S. TREASURY BILLS 5.3%
0.013% due 07/16/2015 - 11/05/2015 (a)(e)(g)	51,117	51,117

Total Short-Term Instruments (Cost $330,104)		330,105

Total Investments in Securities (Cost $731,910)		686,135

	SHARES
INVESTMENTS IN AFFILIATES 25.6%
SHORT-TERM INSTRUMENTS 25.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%
PIMCO Short-Term Floating NAV Portfolio III	24,592,616	243,910

Total Short-Term Instruments (Cost $244,338)		243,910

Total Investments in Affiliates (Cost $244,338)		243,910

Total Investments 97.5% (Cost $976,248)		$930,045
Financial Derivative Instruments (d)(f) (1.4%) (Cost or Premiums, net $888)		(13,936)
Other Assets and Liabilities, net 3.9%		37,340

Net Assets 100.0%		$953,449

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.250%	†	06/30/2015	07/01/2015	$1,500	U.S. Treasury Notes 2.125% due 09/30/2021	$(1,530)	$1,500	$1,500
BOS	0.160		06/15/2015	07/06/2015	52,800	U.S. Treasury Bonds 3.750% due 11/15/2043	(53,475)	52,800	52,804
	0.250 †		06/30/2015	07/01/2015	600	U.S. Treasury Bonds 3.625% due 02/15/2044	(617)	600	600
BPG	0.250 †		06/30/2015	07/01/2015	600	Fannie Mae 4.000% due 09/01/2042	(624)	600	600
JPS	0.250 †		06/30/2015	07/01/2015	2,100	U.S. Treasury Notes 0.625% due 06/30/2017	(2,146)	2,100	2,100
RDR	0.250		06/30/2015	07/01/2015	112,600	U.S. Treasury Notes 1.375% - 1.500% due 11/30/2019 - 02/29/2020	(114,958)	112,600	112,601
RYL	0.110		06/11/2015	07/10/2015	8,800	U.S. Treasury Notes 2.000% due 01/31/2016	(8,984)	8,800	8,801
	0.110		06/12/2015	07/10/2015	8,600	U.S. Treasury Notes 2.000% due 02/28/2021	(8,821)	8,600	8,600
SSB	0.000		06/30/2015	07/01/2015	492	Fannie Mae 2.260% due 10/17/2022	(505)	492	492
TDM	0.250 †		06/30/2015	07/01/2015	600	U.S. Treasury Notes 1.500% due 11/30/2019	(615)	600	600

Total Repurchase Agreements							$(192,275)	$188,692	$188,698

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond September Futures	Short	09/2015	895	$(691)	$0	$(1,720)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	1,786	(3,090)	3,604	0
Put Options Strike @ EUR 130.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	400	(1)	0	0
Put Options Strike @ EUR 133.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	2,500	(2)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	500	117	0	(69)

Total Futures Contracts				$(3,667)	$3,604	$(1,789)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	6-Month EUR-EURIBOR	0.750%	09/16/2025	EUR	429,600	$(21,327)	$(3,597)	$4,955	$0
Receive	6-Month GBP-LIBOR	1.500	09/16/2017	GBP	1,159,300	(9,995)	1,969	0	(2,849)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		45,000	1,369	3,430	0	(800)
Receive	6-Month JPY-LIBOR	0.500	09/17/2021	JPY	11,470,000	(866)	97	0	(82)
Pay	6-Month JPY-LIBOR	1.500	12/20/2044		2,780,000	131	(816)	103	0

						$(30,688)	$1,083	$5,058	$(3,731)

Total Swap Agreements						$(30,688)	$1,083	$5,058	$(3,731)

(e)	Securities with an aggregate market value of $18,983 and cash of $23,008 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	31,753,051		$256,804	$0	$(2,648)
	08/2015	SEK	88,200		10,570	0	(79)
	08/2015		$202,542	EUR	180,887	0	(794)
	08/2015		2,808	SEK	23,590	40	0
BPS	07/2015	JPY	27,190,162		$220,053	0	(2,116)
	07/2015		$247,652	JPY	30,694,289	3,149	0
	08/2015	JPY	30,694,289		$247,734	0	(3,165)
CBK	07/2015	AUD	412		314	0	(4)
	07/2015	CAD	1,417		1,148	13	0
	07/2015	EUR	7,690		8,634	60	0
	07/2015	GBP	6,129		9,420	0	(210)
	07/2015		$1,007	CAD	1,241	0	(14)
	07/2015		3,413	EUR	3,023	9	(52)
	08/2015	SEK	23,590		$2,828	0	(19)
	08/2015		$1,731	GBP	1,099	0	(5)
DUB	08/2015	EUR	12,134		$13,540	7	0
GLM	07/2015	CAD	139,679		112,442	609	0
	07/2015	EUR	237,791		259,942	0	(5,159)
	07/2015		$228,219	JPY	28,240,324	2,530	0
	08/2015	CHF	336		$360	0	0
	08/2015	JPY	28,240,324		228,297	0	(2,543)
	08/2015		$3,738	EUR	3,338	0	(14)
	08/2015		1,951	GBP	1,242	0	0
HUS	07/2015	EUR	237,791		$260,008	0	(5,093)
	07/2015		$246,972	EUR	221,587	64	0
	07/2015		9,653	GBP	6,129	0	(23)
	08/2015	EUR	221,587		$247,079	0	(63)
	08/2015	GBP	6,129		9,651	23	0
JPM	07/2015	EUR	24,997		28,129	287	(26)
	07/2015	JPY	115,000		930	0	(9)
	07/2015		$2,563	CAD	3,196	0	(4)
	07/2015		6,850	EUR	6,167	56	(31)
	08/2015	EUR	89,857		$100,669	449	0
	08/2015		$1,020	CAD	1,261	0	(11)
MSB	07/2015	EUR	187,334		$204,984	0	(3,866)
	07/2015		$249,319	EUR	222,791	0	(940)
	08/2015	EUR	222,791		$249,423	939	0
	08/2015		$149,888	JPY	18,571,600	1,918	0
SCX	07/2015		249,649	EUR	222,791	0	(1,271)
	08/2015	EUR	222,791		$249,755	1,271	0
TDM	07/2015		$110,138	CAD	136,659	0	(723)
	08/2015	CAD	136,659		$110,085	717	0
UAG	07/2015		$7,924	EUR	7,111	51	(47)
	07/2015		1,003	JPY	123,600	7	0
	08/2015		2,469	EUR	2,202	0	(13)

Total Forward Foreign Currency Contracts						$12,199	$(28,942)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC EUR versus USD		$1.270	07/29/2015	EUR	50,000	$6	$1
	Call - OTC EUR versus USD		1.340	08/10/2015		100,000	11	0
	Put - OTC USD versus JPY	JPY	103.300	07/29/2015		$180,000	18	0
MSB	Call - OTC EUR versus USD		$1.380	09/08/2015	EUR	275,000	31	2

							$66	$3

Total Purchased Options							$66	$3

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160)%	03/20/2018	0.363%	$4,600	$(70)	$(31)	$0	$(101)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)	06/20/2018	0.344	5,000	566	(737)	0	(171)
UAG	Mohawk Industries, Inc.	(1.550)	03/20/2016	0.085	6,000	326	(392)	0	(66)

						$822	$(1,160)	$0	$(338)

Total Swap Agreements						$822	$(1,160)	$0	$(338)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Securities with an aggregate market value of $18,077 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$140,831	$0	$140,831
France
Sovereign Issues	0	82,802	0	82,802
Germany
Sovereign Issues	0	26,772	0	26,772
Italy
Sovereign Issues	0	6,160	0	6,160
Norway
Sovereign Issues	0	7,529	0	7,529
United States
Asset-Backed Securities	0	24,809	0	24,809
Corporate Bonds & Notes	0	15,467	0	15,467
Mortgage-Backed Securities	0	36,326	0	36,326
U.S. Government Agencies	0	7,282	0	7,282
U.S. Treasury Obligations	0	8,052	0	8,052
Short-Term Instruments
Repurchase Agreements	0	188,692	0	188,692
Short-Term Notes	0	90,296	0	90,296
U.S. Treasury Bills	0	51,117	0	51,117
	$0	$686,135	$0	$686,135

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$243,910	$0	$0	$243,910
Total Investments	$243,910	$686,135	$0	$930,045

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,604	5,058	0	8,662
Over the counter	0	12,202	0	12,202
	$3,604	$17,260	$0	$20,864

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,789)	(3,731)	0	(5,520)
Over the counter	0	(29,280)	0	(29,280)

	$(1,789)	$(33,011)	$0	$(34,800)

Totals	$245,725	$670,384	$0	$916,109

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.4%
BANK LOAN OBLIGATIONS 9.0%
Activision Blizzard, Inc.
3.250% due 10/12/2020	$1,570	$1,576
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	8,784	8,809
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (f)	10,133	10,390
Charter Communications Operating LLC
3.000% due 07/01/2020	6,629	6,556
Crown Castle Operating Co.
3.000% due 01/31/2021	33,784	33,644
CSC Holdings, Inc.
2.687% due 04/17/2020	7,275	7,224
Delos Finance SARL
3.500% due 03/06/2021	42,802	42,833
Delta Air Lines, Inc.
2.182% due 09/30/2019 (f)	17,754	17,920
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	2,338	2,340
Las Vegas Sands LLC
3.250% due 12/18/2020	37,040	36,922
NRG Energy, Inc.
2.750% due 07/02/2018	7,899	7,846
Pennon Group PLC
5.125% due 12/15/2020	2,404	2,432
RPI Finance Trust
3.500% due 11/09/2020	8,048	8,064
WR Grace & Co.
1.000% - 2.750% due 02/03/2021	7,858	7,860

Total Bank Loan Obligations (Cost $193,934)		194,416

CORPORATE BONDS & NOTES 79.2%
BANKING & FINANCE 56.5%
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,310
AgriBank FCB
9.125% due 07/15/2019	500	622
American Express Co.
4.900% due 03/15/2020 (e)	1,600	1,552
6.800% due 09/01/2066	3,405	3,512
7.000% due 03/19/2018	240	272
American International Group, Inc.
5.850% due 01/16/2018	9,165	10,106
8.175% due 05/15/2068	5,405	7,170
AXA S.A.
6.463% due 12/14/2018 (e)	4,500	4,601
Banco do Brasil S.A.
3.875% due 10/10/2022	200	182
Banco Santander Brasil S.A.
4.625% due 02/13/2017	20,425	21,084
Banco Santander Chile
1.176% due 04/11/2017	5,000	4,989
Bank of America Corp.
2.600% due 01/15/2019	2,717	2,747
2.650% due 04/01/2019	6,700	6,781
4.000% due 04/01/2024	3,950	4,021
5.625% due 10/14/2016	450	474
5.650% due 05/01/2018	11,515	12,651
5.700% due 05/02/2017	210	224
5.750% due 12/01/2017	25	27
6.000% due 09/01/2017	22,600	24,581
6.400% due 08/28/2017	36,300	39,815
6.500% due 08/01/2016	3,440	3,629
6.875% due 04/25/2018	57,360	64,809
6.875% due 11/15/2018	800	918
7.625% due 06/01/2019	4,665	5,537
Bank of America N.A.
0.566% due 06/15/2016	4,200	4,188
0.696% due 05/08/2017	2,500	2,497
5.300% due 03/15/2017	3,100	3,284
6.100% due 06/15/2017	1,000	1,083
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (e)	3,900	3,876

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	8,400	8,407
Bank One Capital
8.750% due 09/01/2030	75	106
Barclays Bank PLC
7.625% due 11/21/2022	29,877	34,080
7.750% due 04/10/2023	6,800	7,378
10.179% due 06/12/2021	8,010	10,637
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,085
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	12,753
5.550% due 01/22/2017	7,630	8,096
7.250% due 02/01/2018	33,400	37,833
BGC Partners, Inc.
5.375% due 12/09/2019	5,900	6,163
BPCE S.A.
4.500% due 03/15/2025	5,700	5,515
5.700% due 10/22/2023	6,500	6,871
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,290	14,637
CBA Capital Trust
6.024% due 03/15/2016 (e)	8,665	8,882
Citigroup, Inc.
0.551% due 06/09/2016	1,000	996
8.500% due 05/22/2019	5,691	6,943
CME Group, Inc.
5.300% due 09/15/2043	500	551
Columbia Property Trust Operating Partnership LP
4.150% due 04/01/2025	1,000	996
Compass Bank
2.750% due 09/29/2019	6,150	6,123
Credit Agricole S.A.
4.375% due 03/17/2025	6,450	6,191
8.125% due 09/19/2033	13,922	15,366
Credit Suisse
3.000% due 10/29/2021	7,450	7,390
Credit Suisse AG
6.500% due 08/08/2023	4,345	4,763
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	5,100	5,041
4.875% due 05/15/2045	2,000	1,925
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041	900	943
DBS Bank Ltd.
0.885% due 07/15/2021	1,834	1,823
3.625% due 09/21/2022	2,580	2,665
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,100	4,109
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (e)	2,250	2,244
Deutsche Annington Finance BV
3.200% due 10/02/2017	16,800	17,194
5.000% due 10/02/2023	6,555	6,985
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	841	889
EPR Properties
4.500% due 04/01/2025	900	884
ERP Operating LP
2.375% due 07/01/2019	9,400	9,442
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,543
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,146
Ford Motor Credit Co. LLC
2.145% due 01/09/2018	900	904
3.984% due 06/15/2016	7,390	7,564
4.207% due 04/15/2016	8,956	9,161
4.250% due 02/03/2017	1,000	1,040
6.625% due 08/15/2017	26,000	28,534
8.000% due 12/15/2016	5,600	6,104
8.125% due 01/15/2020	6,300	7,695
General Electric Capital Corp.
6.375% due 11/15/2067	3,650	3,933
General Motors Financial Co., Inc.
2.400% due 04/10/2018	600	602
3.450% due 04/10/2022	5,050	4,945
Goldman Sachs Group, Inc.
1.884% due 11/29/2023	4,600	4,684
3.750% due 05/22/2025	2,500	2,466
5.950% due 01/18/2018	14,929	16,410
6.150% due 04/01/2018	6,150	6,837
7.500% due 02/15/2019	300	352
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022	9,815	10,977
6.375% due 04/15/2021	2,000	2,299

Hanover Insurance Group, Inc.
6.375% due 06/15/2021		2,000	2,316
HBOS PLC
6.000% due 11/01/2033		1,265	1,371
6.750% due 05/21/2018		34,030	37,797
HDFC Bank Ltd.
3.000% due 11/30/2016		1,200	1,224
Health Care REIT, Inc.
3.625% due 03/15/2016		5,248	5,327
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		200	222
HSBC Finance Corp.
0.713% due 06/01/2016		100	100
6.676% due 01/15/2021		14,250	16,490
HSBC Holdings PLC
4.000% due 03/30/2022		800	838
4.875% due 01/14/2022		3,100	3,410
5.100% due 04/05/2021		1,125	1,254
6.375% due 09/17/2024 (e)		3,200	3,212
7.625% due 05/17/2032		1,230	1,566
ICICI Bank Ltd.
4.750% due 11/25/2016		6,100	6,344
ING Bank NV
5.800% due 09/25/2023		8,500	9,285
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		18,700	19,475
International Lease Finance Corp.
6.750% due 09/01/2016		13,630	14,363
7.125% due 09/01/2018		9,100	10,169
Intesa Sanpaolo SpA
2.375% due 01/13/2017		7,250	7,287
3.125% due 01/15/2016		7,800	7,860
5.017% due 06/26/2024		7,200	6,998
5.250% due 01/12/2024		1,800	1,924
6.500% due 02/24/2021		11,629	13,270
JPMorgan Chase & Co.
6.000% due 01/15/2018		1,500	1,652
7.900% due 04/30/2018 (e)		12,000	12,708
JPMorgan Chase Bank N.A.
0.616% due 06/13/2016		26,150	26,095
6.000% due 10/01/2017		22,550	24,591
JPMorgan Chase Capital
1.232% due 09/30/2034		3,000	2,569
KBC Bank NV
8.000% due 01/25/2023		1,000	1,096
Kilroy Realty LP
5.000% due 11/03/2015		200	202
Lehman Brothers Holdings, Inc.
5.875% due 12/31/2049 ^		8,150	897
6.875% due 05/02/2018 ^		16,693	1,941
7.875% due 05/08/2018 ^	GBP	16,500	3,306
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,250	1,797
MetLife, Inc.
6.400% due 12/15/2066		30	33
Morgan Stanley
5.500% due 01/26/2020		300	335
Navient Corp.
5.500% due 01/15/2019		700	715
5.625% due 08/01/2033		2,000	1,630
8.450% due 06/15/2018		50,650	56,414
Nippon Life Insurance Co.
5.000% due 10/18/2042		3,900	4,066
Nomura Holdings, Inc.
2.000% due 09/13/2016		2,300	2,317
Nordea Bank AB
6.125% due 09/23/2024 (e)		2,440	2,415
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024		2,250	2,302
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		1,200	1,326
PPF Funding, Inc.
5.700% due 04/15/2017		3,500	3,682
Prologis LP
4.250% due 08/15/2023		2,500	2,566
Rabobank Group
8.375% due 07/26/2016 (e)		14,919	15,627
8.400% due 06/29/2017 (e)		3,200	3,465
11.000% due 06/30/2019 (e)		7,000	8,899
RCI Banque S.A.
4.600% due 04/12/2016		4,000	4,098
Reliance Standard Life Global Funding
2.500% due 04/24/2019		9,000	9,031
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		6,900	7,124

Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (e)	26,135	30,839
Royal Bank of Scotland PLC
9.500% due 03/16/2022	6,061	6,699
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	10,000	10,113
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,355
5.000% due 08/15/2018	9,050	9,691
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (e)	14,000	16,929
State Street Capital Trust
1.286% due 06/01/2077	15,500	13,543
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	1,890	1,967
Stone Street Trust
5.902% due 12/15/2015	13,900	14,172
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024	1,900	1,941
Synchrony Financial
3.000% due 08/15/2019	2,400	2,418
3.750% due 08/15/2021	1,300	1,310
Temasek Financial Ltd.
4.300% due 10/25/2019	7,550	8,294
Tiers Trust
8.125% due 09/15/2017	227	238
UBS AG
2.375% due 08/14/2019	10,400	10,381
5.125% due 05/15/2024	6,165	6,110
5.875% due 12/20/2017	2,499	2,750
7.625% due 08/17/2022	3,300	3,869
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)	14,900	15,274
UDR, Inc.
3.700% due 10/01/2020	1,100	1,141
3.750% due 07/01/2024	7,550	7,490
USB Capital
3.500% due 07/31/2015 (e)	14,250	11,781
Vornado Realty LP
2.500% due 06/30/2019	8,950	8,939
Voya Financial, Inc.
2.900% due 02/15/2018	7,950	8,160
Wachovia Capital Trust
5.570% due 07/31/2015 (e)	10,010	9,910
Weyerhaeuser Co.
7.375% due 10/01/2019	5,950	7,045

		1,219,004

INDUSTRIALS 15.9%
AbbVie, Inc.
2.500% due 05/14/2020	5,600	5,546
Actavis Funding SCS
1.850% due 03/01/2017	5,000	5,026
3.450% due 03/15/2022	2,800	2,775
Amazon.com, Inc.
3.800% due 12/05/2024	4,000	4,017
Amgen, Inc.
3.625% due 05/22/2024	4,000	3,970
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	17,006
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	502	510
Baidu, Inc.
3.000% due 06/30/2020	3,000	2,995
BAT International Finance PLC
0.796% due 06/15/2018	2,500	2,500
2.750% due 06/15/2020	5,400	5,442
Baxalta, Inc.
1.061% due 06/22/2018	5,000	5,002
Boston Scientific Corp.
2.650% due 10/01/2018	3,830	3,886
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,369
4.900% due 04/01/2044	700	725
8.125% due 04/15/2020	7,000	8,595
Cielo S.A.
3.750% due 11/16/2022	4,150	3,839
CNPC General Capital Ltd.
2.750% due 05/14/2019	3,400	3,403
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	55
ConAgra Foods, Inc.
1.900% due 01/25/2018	1,626	1,602
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,227	3,287

4.750% due 07/12/2022	7,913	8,408
6.000% due 07/12/2020	901	942
7.250% due 05/10/2021	673	779
7.707% due 10/02/2022	24	26
9.000% due 01/08/2018	1,215	1,297
Continental Resources, Inc.
3.800% due 06/01/2024	5,650	5,146
4.500% due 04/15/2023	3,300	3,183
Cox Communications, Inc.
3.250% due 12/15/2022	9,250	8,821
5.875% due 12/01/2016	100	106
Crown Castle Towers LLC
6.113% due 01/15/2040	700	798
CVS Pass-Through Trust
7.507% due 01/10/2032	1,935	2,439
Energy Transfer Partners LP
4.150% due 10/01/2020	3,200	3,290
9.700% due 03/15/2019	444	548
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,100	1,075
3.900% due 02/15/2024	700	703
6.500% due 01/31/2019	1,634	1,863
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,500	3,220
HJ Heinz Co.
2.000% due 07/02/2018 (a)	2,400	2,400
2.800% due 07/02/2020 (a)	2,100	2,102
Home Depot, Inc.
2.625% due 06/01/2022	1,800	1,773
Hospira, Inc.
5.200% due 08/12/2020	4,600	5,143
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	1,300	1,266
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,078
JM Smucker Co.
3.000% due 03/15/2022	700	688
Kinder Morgan, Inc.
7.800% due 08/01/2031	12,885	14,718
8.050% due 10/15/2030	9,200	10,791
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,539
Lender Processing Services, Inc.
5.750% due 04/15/2023	2,393	2,531
Masco Corp.
6.125% due 10/03/2016	5,750	6,081
7.125% due 03/15/2020	1,000	1,165
McKesson Corp.
3.796% due 03/15/2024	8,400	8,500
Medtronic, Inc.
1.086% due 03/15/2020	3,000	3,034
3.150% due 03/15/2022	2,700	2,712
3.500% due 03/15/2025	3,400	3,393
Mid-America Apartments LP
3.750% due 06/15/2024	1,800	1,779
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	13,100	14,236
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	2,911
Mylan, Inc.
3.125% due 01/15/2023	650	620
NetApp, Inc.
3.375% due 06/15/2021	750	739
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	375	351
Petrofac Ltd.
3.400% due 10/10/2018	2,800	2,771
Pioneer Natural Resources Co.
6.650% due 03/15/2017	3,000	3,245
6.875% due 05/01/2018	4,800	5,390
Pontis Ltd.
0.000% due 06/08/2025 (c)	1,000	1,000
Pride International, Inc.
8.500% due 06/15/2019	1,600	1,889
QUALCOMM, Inc.
0.826% due 05/20/2020	4,400	4,416
QVC, Inc.
4.850% due 04/01/2024	700	701
RELX Capital, Inc.
3.125% due 10/15/2022	278	271
Reynolds American, Inc.
2.300% due 06/12/2018	2,200	2,218
6.750% due 06/15/2017	5,800	6,340
Rock-Tenn Co.
4.450% due 03/01/2019	1,100	1,168

Rockies Express Pipeline LLC
5.625% due 04/15/2020	3,000	3,083
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,564
Southwestern Energy Co.
4.100% due 03/15/2022	850	834
7.500% due 02/01/2018	3,500	3,906
TCI Communications, Inc.
8.750% due 08/01/2015	127	128
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	4,750	4,967
Time Warner Cable, Inc.
6.550% due 05/01/2037	2,800	2,915
8.750% due 02/14/2019	1,200	1,425
Time Warner, Inc.
3.600% due 07/15/2025	2,400	2,336
7.625% due 04/15/2031	505	657
7.700% due 05/01/2032	185	243
Transocean, Inc.
6.500% due 11/15/2020 (g)	4,044	3,756
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,275	2,639
United Airlines Pass-Through Trust
3.750% due 03/03/2028	3,000	2,970
Universal Health Services, Inc.
7.125% due 06/30/2016	500	529
Viacom, Inc.
2.500% due 09/01/2018	5,650	5,710
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,714
Williams Partners LP
4.300% due 03/04/2024	1,000	984
Wynn Las Vegas LLC
4.250% due 05/30/2023	2,200	2,035
5.375% due 03/15/2022	1,500	1,536
5.500% due 03/01/2025	16,000	15,320
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	5,900	5,871

		344,275

UTILITIES 6.8%
AEP Texas Central Co.
6.650% due 02/15/2033	300	376
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,880
AT&T, Inc.
1.212% due 06/30/2020	10,400	10,453
3.000% due 06/30/2022	3,300	3,188
3.400% due 05/15/2025	8,600	8,182
BG Energy Capital PLC
4.000% due 10/15/2021	7,000	7,428
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,276	1,293
BVPS Funding Corp.
8.890% due 06/01/2017	270	282
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,562
Entergy Corp.
4.000% due 07/15/2022 (a)	8,100	8,165
FirstEnergy Corp.
4.250% due 03/15/2023	100	101
7.375% due 11/15/2031	288	351
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019	4,200	4,683
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	534
Jersey Central Power & Light Co.
5.650% due 06/01/2017	700	753
KT Corp.
1.750% due 04/22/2017	7,500	7,501
Metropolitan Edison Co.
7.700% due 01/15/2019	155	182
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	1,030
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	3,033	2,093
6.750% due 10/01/2023	735	529
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,359
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,813
Petrobras Global Finance BV
2.643% due 03/17/2017	1,500	1,472
4.375% due 05/20/2023	16,600	14,512
6.250% due 03/17/2024	1,500	1,452

Plains All American Pipeline LP
8.750% due 05/01/2019	700	855
PNPP Funding Corp.
9.120% due 05/30/2016	100	103
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,787
Rosneft Finance S.A.
7.875% due 03/13/2018	7,750	8,137
Sinopec Group Overseas Development Ltd.
1.051% due 04/10/2017	7,500	7,494
Utility Contract Funding LLC
7.944% due 10/01/2016	123	129
Verizon Communications, Inc.
4.862% due 08/21/2046	1,757	1,645
5.150% due 09/15/2023	23,400	25,682

		146,006

Total Corporate Bonds & Notes (Cost $1,635,171)		1,709,285

MUNICIPAL BONDS & NOTES 0.0%
UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	914

Total Municipal Bonds & Notes (Cost $739)		914

U.S. GOVERNMENT AGENCIES 0.0%
Ginnie Mae
8.500% due 08/15/2030	23	26

Total U.S. Government Agencies (Cost $23)		26

U.S. TREASURY OBLIGATIONS 17.0%
U.S. Treasury Bonds
2.500% due 02/15/2045 (g)	94,850	83,098
3.125% due 08/15/2044 (g)(i)	58,100	57,927
U.S. Treasury Inflation Protected Securities (d)
2.375% due 01/15/2025 (i)(k)	30,813	36,202
U.S. Treasury Notes
0.250% due 09/15/2015 (i)	1,045	1,045
1.375% due 04/30/2020 (g)(i)(k)	115,700	114,344
1.750% due 09/30/2019 (k)	400	405
2.000% due 02/15/2025 (g)	53,850	52,247
2.125% due 05/15/2025 (g)	22,210	21,773

Total U.S. Treasury Obligations (Cost $381,736)		367,041

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.480% due 01/15/2046	2,456	2,475
Structured Asset Mortgage Investments Trust
0.888% due 03/19/2034	1,388	1,332

Total Mortgage-Backed Securities (Cost $3,793)		3,807

ASSET-BACKED SECURITIES 1.4%
Cavalry CLO Ltd.
1.645% due 01/16/2024	3,100	3,097
Eagle Ltd.
2.570% due 12/15/2039	1,225	1,223
Elm CLO Ltd.
1.674% due 01/17/2023	4,388	4,396
Inwood Park CDO Ltd.
0.500% due 01/20/2021	433	433
LCM LP
1.477% due 07/14/2022	1,646	1,646
Race Point CLO Ltd.
1.586% due 12/15/2022	4,487	4,487
Springleaf Funding Trust
3.920% due 01/16/2023	3,200	3,214
Voya CLO Ltd.
1.575% due 10/15/2022	4,400	4,399
1.615% due 10/15/2022	7,800	7,803

Total Asset-Backed Securities (Cost $30,620)		30,698

SOVEREIGN ISSUES 0.9%
Korea Development Bank
2.250% due 08/07/2017	6,000	6,076
3.500% due 08/22/2017	11,000	11,432
3.875% due 05/04/2017	700	729
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,421

Total Sovereign Issues (Cost $19,403)		19,658

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.5%
BANKING & FINANCE 1.5%
Wells Fargo & Co.
7.500% (e)	27,300	32,084

Total Convertible Preferred Securities (Cost $21,287)		32,084

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
CoBank ACB
6.200% due 01/01/2025 (e)	30,000	3,042

UTILITIES 0.0%
SCE Trust
5.750% due 03/15/2024 (e)	20,000	537

Total Preferred Securities (Cost $3,505)		3,579

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.126% due 05/16/2016	$5,000	4,983
Intesa Sanpaolo SpA
1.656% due 04/11/2016	15,500	15,540

		20,523

U.S. TREASURY BILLS 0.1%
0.017% due 07/23/2015 - 08/06/2015 (b)(i)	1,394	1,394

Total Short-Term Instruments (Cost $21,894)		21,917

Total Investments in Securities (Cost $2,312,105)		2,383,425

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,417	123

Total Short-Term Instruments (Cost $123)		123

Total Investments in Affiliates (Cost $123)		123

Total Investments 110.4% (Cost $2,312,228)		$2,383,548
Financial Derivative Instruments (h)(j) 0.4% (Cost or Premiums, net $6,636)		8,266
Other Assets and Liabilities, net (10.8%)		(233,643)

Net Assets 100.0%		$2,158,171

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$10,132	$10,390	0.48%
Delta Air Lines, Inc.	2.182	09/30/2019	09/29/2014	17,754	17,920	0.83

				$27,886	$28,310	1.31%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.120%	06/24/2015	07/08/2015	$(24,478)	$(24,479)
	0.150	06/23/2015	07/06/2015	(42,934)	(42,935)
	0.350	06/25/2015	07/02/2015	(11,573)	(11,573)
	0.480	06/23/2015	07/06/2015	(14,691)	(14,693)
DEU	(1.750)	12/08/2014	12/08/2016	(3,806)	(3,768)
	0.050	07/01/2015	07/09/2015	(2,842)	(2,842)
	0.220	07/01/2015	07/22/2015	(10,391)	(10,391)
GRE	0.220	06/16/2015	07/08/2015	(22,084)	(22,086)
	0.450	06/24/2015	07/02/2015	(77,420)	(77,427)
JPS	0.230	06/12/2015	07/13/2015	(22,384)	(22,387)
	0.270	06/15/2015	07/06/2015	(18,590)	(18,592)

Total Reverse Repurchase Agreements					$(251,173)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
GSC	0.150%	06/18/2015	07/07/2015	$(15,989)	$(15,995)

Total Sale-Buyback Transactions					$(15,995)

(1)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $283,839 at a weighted average interest rate of 0.015%.
(2)	Payable for sale-buyback transactions includes $5 of deferred price drop.

(g)	Securities with an aggregate market value of $265,785 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	1,195	$(620)	$30	$0
90-Day Eurodollar June Futures	Short	06/2016	1,121	(648)	14	0
90-Day Eurodollar June Futures	Short	06/2017	458	(70)	6	0
90-Day Eurodollar March Futures	Short	03/2017	806	(65)	10	0
90-Day Eurodollar September Futures	Short	09/2016	1,291	(700)	32	0
U.S. Treasury 10-Year Note September Futures	Long	09/2015	2,001	(697)	0	(62)

Total Futures Contracts				$(2,800)	$92	$(62)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$7,150	$110	$(11)	$5	$0
CDX.IG-23 5-Year Index	1.000	12/20/2019	19,600	266	(21)	18	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	75,300	1,091	(307)	75	0

				$1,467	$(339)	$98	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$38,100	$(54)	$(54)	$3	$0
Receive	3-Month USD-LIBOR	2.250	03/16/2019	204,600	(816)	(693)	27	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	242,100	84	(968)	72	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	344,900	2,839	(491)	76	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	93,700	4,817	367	367	0
					$6,870	$(1,839)	$545	$0
Total Swap Agreements					$8,337	$(2,178)	$643	$0

(4)	Unsettled variation margin asset of $158 and liability of $(167) for closed swap agreements is outstanding at period end.

(i)	Securities with an aggregate market value of $19,843 and cash of $21,893 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$46,900	$3,718	$332
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	01/11/2016	88,700	179	137
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045	01/06/2016	80,250	189	148

							$4,086	$617

Total Purchased Options							$4,086	$617

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800%	07/15/2015	$31,900	$(35)	$(18)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	08/19/2015	19,100	(26)	(33)
CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015	8,800	(10)	(5)
						$(71)	$(56)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$197,100	$(3,705)	$(187)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	54,600	(355)	(504)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	54,600	(470)	(349)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015	7,500	(46)	(69)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	7,500	(68)	(48)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/11/2016	19,700	(179)	(45)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910	08/17/2015	242,900	(874)	(1,036)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910	08/17/2015	242,900	(874)	(107)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016	17,350	(195)	(37)

							$(6,766)	$(2,382)

Total Written Options							$(6,837)	$(2,438)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Darden Restaurants, Inc.	(1.000)%	06/20/2020	0.778%	$3,500	$(5)	$(33)	$0	$(38)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.343%	$2,400	$(13)	$53	$40	$0
	Goldman Sachs Group, Inc.	1.000	09/20/2018	0.608	2,000	23	2	25	0
	Italy Government International Bond	1.000	12/20/2018	1.055	100	(5)	5	0	0
	Prudential Financial, Inc.	1.000	03/20/2019	0.515	9,575	154	18	172	0
BPS	Masco Corp.	5.000	12/20/2017	0.306	10,700	1,404	(150)	1,254	0
	Petrobras International Finance Co.	1.000	06/20/2018	3.678	3,000	(150)	(74)	0	(224)
BRC	Berkshire Hathaway, Inc.	1.000	12/20/2021	0.891	4,200	30	(1)	29	0
	Ford Motor Co.	5.000	12/20/2015	0.196	1,550	166	(128)	38	0
	Ford Motor Co.	5.000	09/20/2017	0.410	10,000	1,252	(220)	1,032	0
	Ford Motor Co.	5.000	12/20/2017	0.476	30,000	3,863	(482)	3,381	0
	General Electric Capital Corp.	1.000	12/20/2017	0.280	750	(9)	22	13	0
	General Electric Capital Corp.	1.000	03/20/2019	0.401	32,000	465	244	709	0
	Goldman Sachs Group, Inc.	1.000	03/20/2019	0.706	4,000	13	31	44	0
	Italy Government International Bond	1.000	12/20/2018	1.055	100	(5)	5	0	0
	Italy Government International Bond	1.000	06/20/2020	1.270	28,100	25	(372)	0	(347)
	MetLife, Inc.	1.000	12/20/2018	0.449	11,000	0	210	210	0
	Prudential Financial, Inc.	1.000	09/20/2019	0.585	3,900	79	(11)	68	0
CBK	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2016	0.453	2,550	(27)	41	14	0
	MetLife, Inc.	1.000	09/20/2019	0.558	10,000	194	(9)	185	0
	Spain Government International Bond	1.000	06/20/2020	1.006	11,950	154	(155)	0	(1)
DUB	Berkshire Hathaway Finance Corp.	1.000	12/20/2017	0.343	8,700	(35)	178	143	0
	Ford Motor Co.	5.000	09/20/2017	0.410	2,000	251	(45)	206	0
	General Electric Capital Corp.	1.000	03/20/2019	0.401	500	8	3	11	0
	MetLife, Inc.	1.000	09/20/2021	0.902	24,500	256	(110)	146	0
	Morgan Stanley	1.000	03/20/2021	0.918	5,000	(38)	61	23	0
	Prudential Financial, Inc.	1.000	09/20/2021	0.896	14,700	170	(77)	93	0
GST	Continental Resources, Inc.	1.000	06/20/2016	1.000	1,000	13	(13)	0	0
	Enbridge, Inc.	1.000	09/20/2017	0.869	6,000	103	(84)	19	0
	Italy Government International Bond	1.000	12/20/2018	1.055	9,300	(606)	591	0	(15)
	Italy Government International Bond	1.000	03/20/2019	1.096	16,000	(269)	218	0	(51)
	Italy Government International Bond	1.000	06/20/2020	1.270	12,700	0	(157)	0	(157)
	Morgan Stanley	1.000	06/20/2020	0.814	3,800	31	4	35	0
	Spain Government International Bond	1.000	06/20/2020	1.006	29,350	365	(366)	0	(1)
HUS	Brazil Government International Bond	1.000	09/20/2020	2.587	2,000	(149)	(1)	0	(150)
	Italy Government International Bond	1.000	06/20/2020	1.270	24,000	(24)	(273)	0	(297)
	Petrobras International Finance Co.	1.000	06/20/2019	3.966	2,300	(189)	(56)	0	(245)
	Spain Government International Bond	1.000	06/20/2020	1.006	6,500	71	(71)	0	0
JPM	Domtar Corp.	1.000	03/20/2019	0.875	1,000	(19)	24	5	0
	Ford Motor Credit Co. LLC	5.000	03/20/2019	0.580	15,710	2,985	(440)	2,545	0
MYC	Barrick Gold Corp.	1.000	12/20/2018	0.895	2,800	(115)	126	11	0
	Domtar Corp.	1.000	03/20/2019	0.875	1,000	(23)	28	5	0
	Domtar Corp.	1.000	06/20/2019	0.970	2,500	(41)	45	4	0
	General Electric Capital Corp.	1.000	12/20/2017	0.280	24,500	(333)	775	442	0
	General Electric Capital Corp.	1.000	03/20/2019	0.401	45,000	686	311	997	0
	Italy Government International Bond	1.000	12/20/2018	1.055	22,700	(1,073)	1,037	0	(36)
	Italy Government International Bond	1.000	06/20/2020	1.270	19,500	(29)	(212)	0	(241)
	Spain Government International Bond	1.000	06/20/2020	1.006	7,900	74	(74)	0	0
	Transocean, Inc.	1.000	12/20/2019	5.964	1,800	(241)	(99)	0	(340)
SOG	Spain Government International Bond	1.000	06/20/2020	1.006	15,400	145	(146)	0	(1)

						$9,587	$206	$11,899	$(2,106)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
MYC	MCDX-24 10-Year Index	1.000%	06/20/2025	$5,750	$(195)	$(5)	$0	$(200)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-CPURNSA Index	1.540%	11/07/2016	$1,700	$0	$(28)	$0	$(28)
MYC	Pay	3-Month USD-CPURNSA Index	1.533	11/07/2016	6,500	0	(104)	0	(104)

						$0	$(132)	$0	$(132)

Total Swap Agreements						$9,387	$36	$11,899	$(2,476)

(k)	Securities with an aggregate market value of $695 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$163,674	$30,742	$194,416
Corporate Bonds & Notes
Banking & Finance	0	1,219,004	0	1,219,004
Industrials	0	340,337	3,938	344,275
Utilities	0	146,006	0	146,006
Municipal Bonds & Notes
Utah	0	914	0	914
U.S. Government Agencies	0	26	0	26
U.S. Treasury Obligations	0	367,041	0	367,041
Mortgage-Backed Securities	0	3,807	0	3,807
Asset-Backed Securities	0	26,261	4,437	30,698
Sovereign Issues	0	19,658	0	19,658
Convertible Preferred Securities
Banking & Finance	0	32,084	0	32,084
Preferred Securities
Banking & Finance	0	3,042	0	3,042
Utilities	0	537	0	537
Short-Term Instruments
Certificates of Deposit	0	20,523	0	20,523
U.S. Treasury Bills	0	1,394	0	1,394
	$0	$2,344,308	$39,117	$2,383,425

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$123	$0	$0	$123

Total Investments	$123	$2,344,308	$39,117	$2,383,548

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	92	643	0	735
Over the counter	0	12,516	0	12,516
	$92	$13,159	$0	$13,251

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(62)	0	0	(62)
Over the counter	0	(4,914)	0	(4,914)

	$(62)	$(4,914)	$0	$(4,976)

Totals	$153	$2,352,553	$39,117	$2,391,823

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (2)
Investments in Securities, at Value
Bank Loan Obligations	$31,348	$0	$(1,034)	$0	$0	$428	$0	$0	$30,742	$425
Corporate Bonds & Notes
Industrials	25,079	0	(4,265)	(21)	137	(583)	0	(16,409)	3,938	(164)
Utilities	1,477	0	(106)	0	0	(78)	0	(1,293)	0	0
Asset-Backed Securities	4,528	0	(87)	1	0	(5)	0	0	4,437	(5)

	$62,432	$0	$(5,492)	$(20)	$137	$(238)	$0	$(17,702)	$39,117	$256
Financial Derivative Instruments - Liabilities
Over the counter	(5)	0	0	0	0	5	0	0	0	5

Totals	$62,427	$0	$(5,492)	$(20)	$137	$(233)	$0	$(17,702)	$39,117	$261

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$30,742	Proxy Pricing	Base Price	100.96 - 102.13
Corporate Bonds & Notes
Industrials	3,938	Third Party Vendor	Broker Quote	99.00 - 109.81
Asset-Backed Securities	3,214	Proxy Pricing	Base Price	100.47
	1,223	Third Party Vendor	Broker Quote	99.81

Total	$39,117

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.0%
BANK LOAN OBLIGATIONS 6.2%
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	$89,296	$89,550
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021 (g)	65,620	67,287
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	1,899	1,912
Charter Communications Operating LLC
3.000% due 07/01/2020	35,348	34,961
3.000% due 01/04/2021	12,985	12,843
Crown Castle Operating Co.
3.000% due 01/31/2021	149,818	149,200
CSC Holdings, Inc.
2.687% due 04/17/2020	35,303	35,057
Dell International LLC
4.000% due 04/29/2020	16,664	16,680
Dell, Inc.
3.750% due 10/29/2018	15,450	15,462
Delos Finance SARL
3.500% due 03/06/2021	70,550	70,600
Delta Air Lines, Inc.
2.182% due 09/30/2019 (g)	106,782	107,784
2.256% due 05/09/2019 (g)	27,459	27,967
Endo Luxembourg Finance Co. SARL
3.250% due 03/01/2021	1,492	1,496
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	25,127	25,190
HCA, Inc.
2.937% due 03/31/2017	1,929	1,931
3.032% due 05/01/2018	19,426	19,448
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	6,096	6,103
Las Vegas Sands LLC
3.250% due 12/18/2020	184,190	183,603
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026 (g)	67,336	64,293
NRG Energy, Inc.
2.750% due 07/02/2018	48,194	47,872
Pennon Group PLC
5.125% due 12/15/2020	18,269	18,482
Rise Ltd.
4.750% due 01/31/2021 (g)	15,609	15,700
RPI Finance Trust
3.250% due 11/09/2018	3,500	3,513
3.500% due 11/09/2020	72,569	72,714
Scorpio Bulkers, Inc.
0.340% - 2.378% due 06/30/2028	6,602	6,593
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	3,217	3,231
WR Grace & Co.
1.000% - 2.750% due 02/03/2021	17,365	17,369

Total Bank Loan Obligations (Cost $1,115,779)		1,116,841

CORPORATE BONDS & NOTES 81.1%
BANKING & FINANCE 26.8%
Aflac, Inc.
6.450% due 08/15/2040	700	850
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,587
Alleghany Corp.
4.900% due 09/15/2044	7,100	6,841
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	1,200	1,179
American Express Co.
4.900% due 03/15/2020 (f)	17,900	17,364
6.800% due 09/01/2066	4,500	4,641
American International Group, Inc.
3.875% due 01/15/2035	9,200	8,339
4.500% due 07/16/2044	44,700	42,531
6.820% due 11/15/2037	10,000	12,329
8.175% due 05/15/2068	350	464
American Tower Corp.
4.700% due 03/15/2022	22,300	23,220
5.000% due 02/15/2024	1,700	1,798

Aon PLC
4.250% due 12/12/2042		5,050	4,528
4.450% due 05/24/2043		7,550	7,010
4.600% due 06/14/2044		10,400	9,886
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,548
Banco do Brasil S.A.
3.875% due 10/10/2022		23,950	21,794
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	115
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$9,300	9,600
Banco Santander Chile
3.875% due 09/20/2022		60,100	60,870
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		4,700	4,702
Bank of America Corp.
3.300% due 01/11/2023		5,534	5,452
4.875% due 04/01/2044		45,900	46,633
5.700% due 01/24/2022		1,350	1,533
5.875% due 01/05/2021		17,100	19,570
7.625% due 06/01/2019		13,260	15,738
7.750% due 05/14/2038		15,700	20,908
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,018
Bank of New York Mellon Corp.
4.950% due 06/20/2020 (f)		33,500	33,291
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	5,153
Bank One Corp.
8.000% due 04/29/2027		$3,600	4,790
Barclays Bank PLC
3.750% due 05/15/2024		10,300	10,338
7.625% due 11/21/2022		48,650	55,494
7.750% due 04/10/2023		11,800	12,803
10.179% due 06/12/2021		12,940	17,185
14.000% due 06/15/2019 (f)	GBP	18,400	37,759
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$3,750	3,903
BBVA Bancomer S.A.
6.500% due 03/10/2021		42,585	46,205
6.750% due 09/30/2022		21,500	23,731
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,350	8,211
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		24,100	24,130
BGC Partners, Inc.
5.375% due 12/09/2019		29,100	30,400
Blackstone Holdings Finance Co. LLC
5.000% due 06/15/2044		400	400
BNP Paribas S.A.
7.195% due 06/25/2037 (f)		17,300	20,457
BPCE S.A.
4.625% due 07/11/2024		9,000	8,805
5.150% due 07/21/2024		5,900	5,987
5.700% due 10/22/2023		7,200	7,611
Brown & Brown, Inc.
4.200% due 09/15/2024		12,300	12,147
Cantor Fitzgerald LP
6.500% due 06/17/2022		26,250	27,086
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		200	208
Chubb Corp.
6.500% due 05/15/2038		200	261
Citigroup, Inc.
0.832% due 08/25/2036		1,000	783
3.500% due 05/15/2023		1,600	1,563
3.875% due 10/25/2023		1,100	1,123
4.500% due 01/14/2022		15,400	16,543
6.625% due 06/15/2032		900	1,066
6.675% due 09/13/2043		6,500	7,874
8.125% due 07/15/2039		135,828	195,001
CME Group, Inc.
5.300% due 09/15/2043		5,925	6,529
Countrywide Capital
8.050% due 06/15/2027		2,680	3,314
Credit Agricole S.A.
3.875% due 04/15/2024		15,000	15,138
8.125% due 09/19/2033		31,900	35,209
8.375% due 10/13/2019 (f)		4,970	5,790
Credit Suisse AG
5.750% due 09/18/2025	EUR	6,400	7,936
6.500% due 08/08/2023		$71,427	78,293
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		18,550	17,866
4.875% due 05/15/2045		17,150	16,505

Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		10,860	11,375
CubeSmart LP
4.800% due 07/15/2022		2,100	2,259
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 (f)		15,000	14,963
Deutsche Annington Finance BV
5.000% due 10/02/2023		2,200	2,344
Doctors Co.
6.500% due 10/15/2023		31,800	34,603
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		24,042	25,417
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,300	3,324
ERP Operating LP
4.500% due 07/01/2044		20,500	19,975
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,165
Fidelity National Financial, Inc.
5.500% due 09/01/2022		30,700	32,308
First American Financial Corp.
4.300% due 02/01/2023		5,600	5,560
First Union Capital
7.950% due 11/15/2029		1,000	1,322
FMR LLC
4.950% due 02/01/2033		6,800	7,070
5.150% due 02/01/2043		7,600	7,905
Ford Holdings LLC
9.300% due 03/01/2030		18,175	26,744
Ford Motor Credit Co. LLC
2.145% due 01/09/2018		10,500	10,545
General Electric Capital Corp.
5.875% due 01/14/2038		85,600	102,949
6.150% due 08/07/2037		8,385	10,414
6.250% due 12/15/2022 (f)		17,500	19,163
6.750% due 03/15/2032		4,500	5,837
6.875% due 01/10/2039		35,864	48,100
7.500% due 08/21/2035		42,268	60,184
General Motors Financial Co., Inc.
4.000% due 01/15/2025		10,000	9,871
Goldman Sachs Group, Inc.
4.000% due 03/03/2024		30,800	31,192
4.800% due 07/08/2044		20,050	19,889
5.250% due 07/27/2021		7,200	7,994
5.750% due 01/24/2022		21,400	24,337
5.950% due 01/15/2027		210	235
6.125% due 02/15/2033		7,400	8,819
6.250% due 02/01/2041		14,825	17,526
6.450% due 05/01/2036		5,600	6,320
6.750% due 10/01/2037		124,500	146,239
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		5,500	6,321
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	10,103
6.000% due 11/01/2033		$3,500	3,793
6.750% due 05/21/2018		20,623	22,906
HCP, Inc.
3.875% due 08/15/2024		4,200	4,100
6.750% due 02/01/2041		4,500	5,538
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	35,554
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		300	332
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (f)	GBP	2,000	3,355
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	19,843
HSBC Capital Funding LP
10.176% due 06/30/2030 (f)		10,922	16,683
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,335
HSBC Finance Corp.
6.676% due 01/15/2021		26,375	30,521
HSBC Holdings PLC
4.000% due 03/30/2022		1,200	1,256
4.875% due 01/14/2022		3,300	3,630
5.250% due 09/16/2022 (f)	EUR	3,250	3,623
6.000% due 03/29/2040	GBP	5,200	9,274
6.100% due 01/14/2042		$29,950	36,415
6.375% due 09/17/2024 (f)		37,900	38,042
6.375% due 03/30/2025 (f)		22,095	22,261
6.500% due 05/02/2036		21,400	25,454
6.500% due 09/15/2037		18,045	21,780
6.800% due 06/01/2038		26,100	32,249
7.000% due 04/07/2038	GBP	1,900	3,794
7.350% due 11/27/2032		$2,500	3,144

7.625% due 05/17/2032		11,547	14,700
ING Bank NV
5.800% due 09/25/2023		2,400	2,622
International Lease Finance Corp.
7.125% due 09/01/2018		34,300	38,330
Intesa Sanpaolo SpA
5.017% due 06/26/2024		7,400	7,193
6.500% due 02/24/2021		10,000	11,411
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		9,950	9,751
5.500% due 08/06/2022		17,100	17,288
5.650% due 03/19/2022		15,650	15,865
6.200% due 12/21/2021		2,500	2,654
JPMorgan Chase & Co.
3.125% due 01/23/2025		19,900	18,994
3.200% due 01/25/2023		2,800	2,762
4.500% due 01/24/2022		12,100	12,967
5.000% due 07/01/2019 (f)		43,075	42,213
5.300% due 05/01/2020 (f)		5,675	5,647
5.600% due 07/15/2041		22,750	25,762
5.625% due 08/16/2043		5,600	5,974
6.000% due 08/01/2023 (f)		13,410	13,343
6.100% due 10/01/2024 (f)		84,700	85,102
6.125% due 04/30/2024 (f)		37,100	37,298
6.400% due 05/15/2038		40,278	49,859
6.750% due 02/01/2024 (f)		46,292	49,518
7.900% due 04/30/2018 (f)		27,587	29,215
JPMorgan Chase Capital
1.232% due 09/30/2034		2,000	1,713
KBC Bank NV
8.000% due 01/25/2023		4,200	4,604
Kilroy Realty LP
4.250% due 08/15/2029		11,500	11,457
LBG Capital PLC
15.000% due 12/21/2019	GBP	11,975	26,765
15.000% due 12/21/2019	EUR	8,650	14,609
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	4,150	8,238
9.625% due 04/06/2023		2,200	4,664
9.875% due 12/16/2021		$400	443
12.000% due 12/16/2024 (f)		200	288
13.000% due 12/19/2021	AUD	6,900	6,025
Macquarie Bank Ltd.
6.625% due 04/07/2021		$27,200	31,164
Marsh & McLennan Cos., Inc.
4.050% due 10/15/2023		2,500	2,611
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,385
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,712
9.250% due 04/08/2068		42,766	60,193
MetLife, Inc.
5.250% due 06/15/2020 (f)		30,950	30,757
10.750% due 08/01/2069		3,132	5,082
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,030
Moody’s Corp.
5.250% due 07/15/2044		4,144	4,262
Morgan Stanley
6.375% due 07/24/2042		45,700	56,122
7.300% due 05/13/2019		37,410	44,005
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,004
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,500	48,798
Navient Corp.
4.875% due 06/17/2019		5,000	4,963
5.500% due 01/15/2019		3,300	3,373
5.625% due 08/01/2033		32,045	26,117
6.250% due 01/25/2016		1,092	1,115
7.250% due 01/25/2022		26,750	28,288
8.000% due 03/25/2020		21,750	24,306
8.450% due 06/15/2018		65,227	72,650
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	16,713
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,340
5.100% due 10/16/2044		34,700	36,478
Nordea Bank AB
6.125% due 09/23/2024 (f)		6,250	6,186
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	35,712
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	480
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	5,906

Pacific Life Insurance Co.
9.250% due 06/15/2039		108,831	162,554
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	30,436
Pinnacol Assurance
8.625% due 06/25/2034 (g)		24,000	24,574
Prologis LP
4.250% due 08/15/2023		4,000	4,106
Prudential Financial, Inc.
4.600% due 05/15/2044		30,560	29,647
5.100% due 08/15/2043		6,200	6,376
5.200% due 03/15/2044		2,000	1,983
5.625% due 06/15/2043		7,000	7,273
5.700% due 12/14/2036		3,500	3,873
5.800% due 11/16/2041		5,000	5,604
6.200% due 11/15/2040		2,525	2,957
6.625% due 12/01/2037		700	852
6.625% due 06/21/2040		1,015	1,248
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	11,098
Rabobank Group
4.625% due 12/01/2023		3,300	3,406
6.875% due 03/19/2020	EUR	35,400	46,572
8.375% due 07/26/2016 (f)		$7,900	8,275
8.400% due 06/29/2017 (f)		7,569	8,196
11.000% due 06/30/2019 (f)		24,800	31,527
Regions Bank
6.450% due 06/26/2037		16,145	19,204
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,847
Rio Oil Finance Trust
6.750% due 01/06/2027		26,890	26,122
Royal Bank of Scotland PLC
9.500% due 03/16/2022		1,400	1,547
Santander Issuances S.A.U.
1.319% due 01/31/2018	GBP	4,000	6,169
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	100	101
4.950% due 02/07/2017		$28,000	28,232
5.180% due 06/28/2019		18,270	17,631
5.400% due 03/24/2017		2,500	2,528
5.499% due 07/07/2015		5,850	5,851
5.717% due 06/16/2021		12,350	11,887
6.125% due 02/07/2022		17,250	16,689
Standard Chartered PLC
6.500% due 04/02/2020 (f)		3,100	3,130
State Street Corp.
5.250% due 09/15/2020 (f)		27,000	27,169
Stifel Financial Corp.
4.250% due 07/18/2024		10,000	9,885
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		8,450	8,634
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	25,053
6.850% due 12/16/2039		69,805	87,310
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	370	592
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$4,300	4,333
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		13,533	17,517
Trust F/1401
6.950% due 01/30/2044		9,200	9,948
UBS AG
4.750% due 05/22/2023		6,250	6,315
4.750% due 02/12/2026	EUR	4,400	5,212
5.125% due 05/15/2024		$58,221	57,700
7.250% due 02/22/2022		15,875	16,742
7.625% due 08/17/2022		94,007	110,214
UBS Preferred Funding Trust
6.243% due 05/15/2016 (f)		800	820
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,716
WEA Finance LLC
4.750% due 09/17/2044		$6,200	6,083
Wells Fargo & Co.
3.900% due 05/01/2045		68,800	61,829
4.100% due 06/03/2026		500	502
4.125% due 08/15/2023		16,100	16,712
5.375% due 02/07/2035		4,900	5,508
5.375% due 11/02/2043		38,900	41,482
5.606% due 01/15/2044		4,100	4,491
5.875% due 06/15/2025 (f)		4,500	4,613
5.900% due 06/15/2024 (f)		82,329	82,741
7.980% due 03/15/2018 (f)		4,700	5,088

Wells Fargo Bank N.A.
5.850% due 02/01/2037	5,901	6,973
5.950% due 08/26/2036	800	957
6.600% due 01/15/2038	22,877	29,627
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,145
Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	17,365
6.950% due 10/01/2027	4,500	5,334
7.375% due 03/15/2032	156,387	195,589
7.950% due 03/15/2025	850	1,064
8.500% due 01/15/2025	450	588
XLIT Ltd.
5.500% due 03/31/2045	6,100	5,737

		4,864,299

INDUSTRIALS 36.8%
21st Century Fox America, Inc.
4.750% due 09/15/2044	8,100	7,922
6.150% due 03/01/2037	600	694
6.150% due 02/15/2041	51,900	60,282
6.650% due 11/15/2037	2,031	2,472
6.900% due 08/15/2039	7,229	9,043
7.750% due 12/01/2045	4,773	6,500
AbbVie, Inc.
4.400% due 11/06/2042	31,587	29,894
4.500% due 05/14/2035	17,500	17,124
4.700% due 05/14/2045	17,300	17,129
Actavis Funding SCS
4.550% due 03/15/2035	21,900	20,826
4.750% due 03/15/2045	19,100	18,175
4.850% due 06/15/2044	39,750	38,360
Actavis, Inc.
4.625% due 10/01/2042	10,000	9,322
ADT Corp.
4.125% due 06/15/2023	2,000	1,870
4.875% due 07/15/2042	83,180	64,049
6.250% due 10/15/2021	4,750	5,011
Aetna, Inc.
4.750% due 03/15/2044	3,500	3,440
Air Canada Pass-Through Trust
4.125% due 11/15/2026	19,116	19,546
Alcoa, Inc.
5.900% due 02/01/2027	1,900	2,019
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	28,150	27,827
3.600% due 11/28/2024	14,000	13,506
4.500% due 11/28/2034	1,200	1,153
Altria Group, Inc.
4.250% due 08/09/2042	8,005	7,106
5.375% due 01/31/2044	14,000	14,878
9.950% due 11/10/2038	12,747	20,529
10.200% due 02/06/2039	27,690	45,606
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	17,336
4.950% due 12/05/2044	38,050	37,088
American Airlines Pass-Through Trust
3.700% due 04/01/2028	5,630	5,630
4.375% due 04/01/2024	1,860	1,888
4.950% due 07/15/2024	7,753	8,237
5.250% due 07/31/2022	3,852	4,161
Amgen, Inc.
4.950% due 10/01/2041	5,650	5,656
5.150% due 11/15/2041	120,042	123,304
5.650% due 06/15/2042	25,160	27,972
6.375% due 06/01/2037	4,610	5,446
6.400% due 02/01/2039	24,450	29,265
6.900% due 06/01/2038	9,950	12,460
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	17,151
Anadarko Petroleum Corp.
6.450% due 09/15/2036	14,916	17,215
7.000% due 11/15/2027	1,000	1,126
7.950% due 06/15/2039	56,084	73,417
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	2,750	2,646
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	123
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	265
Anthem, Inc.
3.125% due 05/15/2022	1,000	972
4.625% due 05/15/2042	21,000	19,200
Apache Corp.
4.750% due 04/15/2043	500	463

5.100% due 09/01/2040	1,600	1,547
Apple, Inc.
3.850% due 05/04/2043	2,600	2,363
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	9,870
Asciano Finance Ltd.
6.000% due 04/07/2023	27,900	31,587
Aviation Capital Group Corp.
3.875% due 09/27/2016	4,600	4,682
4.625% due 01/31/2018	9,800	10,151
7.125% due 10/15/2020	17,650	20,559
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	2,670	2,713
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	14,531
Barrick Gold Corp.
5.250% due 04/01/2042	22,609	20,247
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,244
Barrick International Barbados Corp.
6.350% due 10/15/2036	1,300	1,282
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	27,949
7.500% due 09/15/2038	6,200	6,840
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	17,969	17,272
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	15,811
Boeing Co.
6.875% due 03/15/2039	2,600	3,592
Boston Scientific Corp.
6.000% due 01/15/2020	6,900	7,815
7.000% due 11/15/2035	43,837	51,398
7.375% due 01/15/2040	48,082	59,598
BRF S.A.
4.750% due 05/22/2024	8,400	8,284
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,570
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	37,528
4.450% due 03/15/2043	69,500	67,429
4.550% due 09/01/2044	4,940	4,891
4.900% due 04/01/2044	3,500	3,624
5.050% due 03/01/2041	11,900	12,522
5.750% due 05/01/2040	15,720	18,042
6.200% due 08/15/2036	800	979
6.530% due 07/15/2037	2,500	3,081
7.290% due 06/01/2036	800	1,044
7.950% due 08/15/2030	600	840
Cameron International Corp.
5.125% due 12/15/2043	2,300	2,210
5.950% due 06/01/2041	13,400	13,995
7.000% due 07/15/2038	16,804	19,297
Canadian Natural Resources Ltd.
6.750% due 02/01/2039	1,675	1,992
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	18,200	16,938
6.000% due 04/01/2042	10,400	9,354
Caterpillar, Inc.
4.750% due 05/15/2064	100	98
CBS Corp.
4.850% due 07/01/2042	14,534	13,392
4.900% due 08/15/2044	10,850	10,070
7.875% due 07/30/2030	12,315	16,022
CC Holdings GS LLC
3.849% due 04/15/2023	29,710	29,186
Celgene Corp.
4.625% due 05/15/2044	3,950	3,770
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,594
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	142
6.750% due 11/15/2039	16,900	19,167
CF Industries, Inc.
4.950% due 06/01/2043	5,550	5,194
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,648
Cielo S.A.
3.750% due 11/16/2022	9,400	8,695
Cliffs Natural Resources, Inc.
7.750% due 03/31/2020	7,142	4,607
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	12,500	13,140
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	379
3.875% due 05/02/2022	10,900	11,060

4.250% due 05/09/2043 (i)	17,725	16,671
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,669
Comcast Corp.
4.500% due 01/15/2043	2,100	2,051
4.650% due 07/15/2042	46,600	46,658
4.750% due 03/01/2044	1,600	1,622
5.650% due 06/15/2035	10,000	11,316
6.400% due 05/15/2038	380	462
6.400% due 03/01/2040	78,173	96,893
6.450% due 03/15/2037	7,300	9,012
6.550% due 07/01/2039	48,460	60,691
6.950% due 08/15/2037	26,300	34,157
7.050% due 03/15/2033	6,275	8,040
ConAgra Foods, Inc.
4.650% due 01/25/2043	3,960	3,360
7.000% due 10/01/2028	1,800	2,129
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	6,090	6,203
4.750% due 07/12/2022	8,033	8,535
6.000% due 07/12/2020	1,060	1,108
7.250% due 05/10/2021	14,359	16,620
7.566% due 09/15/2021	35	35
9.000% due 01/08/2018	5,003	5,341
Continental Resources, Inc.
3.800% due 06/01/2024	750	683
4.500% due 04/15/2023	18,800	18,134
4.900% due 06/01/2044	19,298	16,256
5.000% due 09/15/2022	10,795	10,599
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,766
5.625% due 10/18/2043	2,200	2,354
Cox Communications, Inc.
4.500% due 06/30/2043	22,291	18,378
4.700% due 12/15/2042	12,190	10,431
4.800% due 02/01/2035	15,800	14,587
6.450% due 12/01/2036	2,431	2,570
8.375% due 03/01/2039	45,140	57,555
Crown Castle Towers LLC
6.113% due 01/15/2040	19,300	22,004
CSN Islands Corp.
6.875% due 09/21/2019	7,032	6,290
CVS Pass-Through Trust
4.163% due 08/11/2036	10,936	11,148
4.704% due 01/10/2036	5,772	6,064
5.773% due 01/10/2033	12,038	13,537
5.789% due 01/10/2026	3,752	4,190
5.880% due 01/10/2028	4,414	5,007
5.926% due 01/10/2034	32,614	37,433
6.036% due 12/10/2028	2,268	2,582
6.943% due 01/10/2030	36,190	43,018
7.507% due 01/10/2032	95,500	120,386
8.353% due 07/10/2031	16,143	21,428
Daimler Finance North America LLC
8.500% due 01/18/2031	100	147
DCP Midstream Operating LP
5.600% due 04/01/2044	16,750	14,992
Delphi Corp.
4.150% due 03/15/2024	4,100	4,240
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,827	2,088
Deutsche Telekom International Finance BV
4.875% due 03/06/2042	4,200	4,202
8.750% due 06/15/2030	74,450	104,806
9.250% due 06/01/2032	700	1,035
Devon Energy Corp.
7.950% due 04/15/2032	18,380	23,887
DIRECTV Holdings LLC
5.150% due 03/15/2042	5,500	5,176
6.000% due 08/15/2040	4,400	4,567
6.375% due 03/01/2041	22,200	23,885
Discovery Communications LLC
3.300% due 05/15/2022	600	590
4.375% due 06/15/2021	8,000	8,418
4.875% due 04/01/2043	2,105	1,910
4.950% due 05/15/2042	800	739
6.350% due 06/01/2040	3,900	4,283
Dominion Gas Holdings LLC
4.800% due 11/01/2043	800	789
Domtar Corp.
6.750% due 02/15/2044	10,175	10,757
Dow Chemical Co.
5.250% due 11/15/2041	5,255	5,362
9.400% due 05/15/2039	45,309	68,205
DP World Ltd.
6.850% due 07/02/2037	1,200	1,316

Ecopetrol S.A.
5.875% due 05/28/2045	7,300	6,479
7.375% due 09/18/2043	25,300	26,583
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	31,070
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024	1,800	1,915
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,647
Enbridge, Inc.
4.500% due 06/10/2044	6,875	5,652
Encana Corp.
6.500% due 08/15/2034	6,010	6,440
6.500% due 02/01/2038	39,350	41,956
6.625% due 08/15/2037	12,082	13,012
7.200% due 11/01/2031	1,650	1,878
Energy Transfer Partners LP
4.900% due 03/15/2035	20,600	18,591
5.150% due 03/15/2045	17,100	15,112
6.125% due 12/15/2045	24,200	24,343
6.500% due 02/01/2042	600	618
6.625% due 10/15/2036	7,000	7,381
7.500% due 07/01/2038	20,600	23,548
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	19,950	22,072
Enterprise Products Operating LLC
4.450% due 02/15/2043	100,900	91,212
4.850% due 08/15/2042	11,300	10,741
4.850% due 03/15/2044	43,055	40,502
5.100% due 02/15/2045	22,950	22,327
5.700% due 02/15/2042	15,632	16,641
5.750% due 03/01/2035	15,361	16,482
5.950% due 02/01/2041	7,513	8,179
6.125% due 10/15/2039	5,000	5,485
6.450% due 09/01/2040	2,395	2,713
6.650% due 10/15/2034	2,000	2,424
7.550% due 04/15/2038	4,000	5,081
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	9,564
FedEx Corp.
3.875% due 08/01/2042	765	662
3.900% due 02/01/2035	5,500	5,086
5.100% due 01/15/2044	5,000	5,159
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	5,200	5,049
Ford Motor Co.
4.750% due 01/15/2043	16,500	16,111
7.400% due 11/01/2046	7,050	9,337
7.450% due 07/16/2031	15,261	19,563
8.900% due 01/15/2032	9,209	12,701
9.980% due 02/15/2047	5,300	8,106
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	28,600	28,402
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	7,050	5,887
General Electric Co.
4.125% due 10/09/2042	44,200	42,470
4.500% due 03/11/2044	28,550	28,932
General Motors Co.
5.000% due 04/01/2035	21,050	20,732
5.200% due 04/01/2045	27,800	27,665
Georgia-Pacific LLC
7.250% due 06/01/2028	14,460	18,491
7.375% due 12/01/2025	400	515
7.750% due 11/15/2029	4,000	5,420
8.000% due 01/15/2024	1,000	1,287
8.875% due 05/15/2031	20,200	29,145
Gilead Sciences, Inc.
4.800% due 04/01/2044	3,300	3,411
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	9,840
6.000% due 11/15/2041	12,620	12,261
6.900% due 11/15/2037	100	108
GLP Capital LP
4.375% due 11/01/2018	13,500	13,922
5.375% due 11/01/2023	11,350	11,719
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,017
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	18,400
Goldcorp, Inc.
3.700% due 03/15/2023	10,200	9,805
5.450% due 06/09/2044	33,900	32,281
GTL Trade Finance, Inc.
5.893% due 04/29/2024	11,977	11,743
7.250% due 04/16/2044	21,200	19,795

GTP Acquisition Partners LLC
3.482% due 06/16/2025	7,500	7,394
Harris Corp.
4.854% due 04/27/2035	5,200	4,984
5.054% due 04/27/2045	1,500	1,429
Heineken NV
4.000% due 10/01/2042	2,000	1,803
Hess Corp.
6.000% due 01/15/2040	8,780	9,377
7.300% due 08/15/2031	3,300	3,832
7.875% due 10/01/2029	4,270	5,381
Hewlett-Packard Co.
6.000% due 09/15/2041	450	445
HJ Heinz Co.
5.000% due 07/15/2035 (a)	2,400	2,438
5.200% due 07/15/2045 (a)	4,000	4,109
6.375% due 07/15/2028	650	728
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	5,929
7.125% due 08/01/2039	39,043	48,609
Holcim Capital Corp. Ltd.
6.500% due 09/12/2043	1,700	1,966
Home Depot, Inc.
4.250% due 04/01/2046	14,700	14,254
4.400% due 03/15/2045	10,850	10,819
5.400% due 09/15/2040	2,500	2,844
Hospira, Inc.
5.600% due 09/15/2040	35,765	40,504
5.800% due 08/12/2023	6,800	7,918
Humana, Inc.
8.150% due 06/15/2038	1,000	1,390
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	19,325
International Paper Co.
4.800% due 06/15/2044	13,450	12,475
6.000% due 11/15/2041	7,400	7,980
7.300% due 11/15/2039	5,000	6,121
8.700% due 06/15/2038	11,500	15,761
JM Smucker Co.
4.250% due 03/15/2035	7,200	6,741
4.375% due 03/15/2045	2,600	2,387
Johnson Controls, Inc.
4.950% due 07/02/2064	2,000	1,901
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	47,450
KazMunayGas National Co. JSC
5.750% due 04/30/2043	12,100	10,157
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	4,110
7.875% due 09/15/2031	2,400	3,074
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	262
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	15,559	12,999
5.000% due 08/15/2042	15,500	13,488
5.000% due 03/01/2043	37,000	32,294
5.500% due 03/01/2044	2,250	2,102
5.625% due 09/01/2041	1,700	1,595
5.800% due 03/15/2035	13,742	13,563
6.375% due 03/01/2041	6,000	6,055
6.500% due 02/01/2037	12,219	12,604
6.500% due 09/01/2039	36,345	37,274
6.550% due 09/15/2040	30,300	31,123
6.950% due 01/15/2038	46,800	50,304
7.400% due 03/15/2031	500	553
7.500% due 11/15/2040	21,847	24,463
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	3,097
5.550% due 06/01/2045	27,000	24,961
7.750% due 01/15/2032	200	230
KLA-Tencor Corp.
4.650% due 11/01/2024	11,000	10,987
Kraft Foods Group, Inc.
5.000% due 06/04/2042	13,250	13,207
6.500% due 02/09/2040	103,898	122,164
6.875% due 01/26/2039	3,900	4,780
Kroger Co.
5.400% due 07/15/2040	35	38
6.900% due 04/15/2038	5,000	6,202
7.500% due 04/01/2031	150	193
Lender Processing Services, Inc.
5.750% due 04/15/2023	14,450	15,281
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,309
LyondellBasell Industries NV
5.750% due 04/15/2024	10,145	11,562

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,352
Marathon Oil Corp.
5.200% due 06/01/2045	11,100	10,777
Masco Corp.
5.950% due 03/15/2022	7,740	8,727
6.500% due 08/15/2032	13,602	14,418
7.750% due 08/01/2029	5,450	6,322
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,000
McKesson Corp.
4.883% due 03/15/2044	7,100	7,074
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,529
Medtronic, Inc.
4.375% due 03/15/2035	5,700	5,650
4.625% due 03/15/2045	46,950	47,465
Microsoft Corp.
3.500% due 02/12/2035	8,100	7,396
4.000% due 02/12/2055	500	448
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	13,477
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	15,214
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	195
Motorola Solutions, Inc.
5.500% due 09/01/2044	15,600	14,588
Nakilat, Inc.
6.067% due 12/31/2033	4,400	5,120
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	16,400	17,486
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	31,579
5.950% due 04/01/2041	53,800	62,954
6.400% due 04/30/2040	9,100	11,287
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	38,430	33,044
Newmont Mining Corp.
4.875% due 03/15/2042	3,700	3,105
5.875% due 04/01/2035	395	386
6.250% due 10/01/2039	29,550	28,962
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,318
7.500% due 07/30/2039	2,410	3,210
Noble Holding International Ltd.
5.250% due 03/15/2042	17,340	13,070
6.050% due 03/01/2041	42,050	34,849
Norfolk Southern Corp.
4.450% due 06/15/2045	1,000	960
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	14,652
ONEOK Partners LP
6.125% due 02/01/2041	21,827	21,284
6.200% due 09/15/2043	45,950	45,212
6.650% due 10/01/2036	4,765	4,986
6.850% due 10/15/2037	21,694	22,810
Oracle Corp.
3.900% due 05/15/2035	2,175	2,020
4.375% due 05/15/2055	1,700	1,583
4.500% due 07/08/2044	11,800	11,683
Owens Corning
4.200% due 12/15/2022	8,070	8,183
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,249
Pertamina Persero PT
5.625% due 05/20/2043	3,100	2,767
6.450% due 05/30/2044	35,800	35,442
Pfizer, Inc.
4.300% due 06/15/2043	400	392
4.400% due 05/15/2044	8,900	8,768
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,258
4.125% due 03/04/2043	2,575	2,376
4.250% due 11/10/2044	12,900	12,192
4.375% due 11/15/2041	12,700	12,150
4.875% due 11/15/2043	2,500	2,583
6.375% due 05/16/2038	11,235	13,769
Phillips 66
5.875% due 05/01/2042	4,050	4,414
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	252
6.875% due 05/01/2018	6,854	7,697
7.200% due 01/15/2028	24,475	30,243
7.500% due 01/15/2020	8,872	10,441

Pontis Ltd.
0.000% due 06/08/2025 (d)	8,600	8,600
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,103
Pride International, Inc.
7.875% due 08/15/2040	31,200	34,356
QUALCOMM, Inc.
4.650% due 05/20/2035	28,400	27,497
4.800% due 05/20/2045	23,500	22,521
QVC, Inc.
4.375% due 03/15/2023	1,700	1,672
4.450% due 02/15/2025	2,200	2,124
4.850% due 04/01/2024	21,000	21,042
5.125% due 07/02/2022	6,820	7,026
5.450% due 08/15/2034	35,700	32,401
5.950% due 03/15/2043	48,805	46,137
Reynolds American, Inc.
3.250% due 11/01/2022	13,900	13,393
4.750% due 11/01/2042	15,284	13,868
5.850% due 08/15/2045	16,900	17,832
6.150% due 09/15/2043	12,900	13,857
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,382
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028	5,998	7,602
Rio Tinto Finance USA PLC
4.125% due 08/21/2042	3,300	2,968
4.750% due 03/22/2042	13,500	13,156
Rock-Tenn Co.
4.000% due 03/01/2023	8,350	8,492
4.900% due 03/01/2022	7,500	8,079
Rockies Express Pipeline LLC
5.625% due 04/15/2020	23,150	23,787
6.850% due 07/15/2018	2,000	2,142
6.875% due 04/15/2040	46,550	49,110
7.500% due 07/15/2038	25,890	28,220
Rogers Communications, Inc.
5.000% due 03/15/2044	9,150	9,050
Rohm & Haas Co.
7.850% due 07/15/2029	7,163	9,413
SABMiller Holdings, Inc.
4.950% due 01/15/2042	10,100	10,277
Sealed Air Corp.
6.875% due 07/15/2033	2,000	2,030
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022	2,500	2,560
Sky PLC
3.125% due 11/26/2022	4,550	4,435
3.750% due 09/16/2024	5,500	5,372
Southern Copper Corp.
5.250% due 11/08/2042	3,500	3,055
5.875% due 04/23/2045	16,700	15,927
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	9,909
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,476
4.950% due 01/23/2025	32,019	32,364
Starbucks Corp.
4.300% due 06/15/2045	6,400	6,302
Statoil ASA
3.950% due 05/15/2043	2,200	2,045
4.800% due 11/08/2043	6,600	6,990
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,074
4.950% due 01/15/2043	28,600	25,058
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023	8,550	8,695
5.125% due 02/22/2021	8,200	9,116
TCI Communications, Inc.
7.875% due 02/15/2026	405	546
Teck Resources Ltd.
5.200% due 03/01/2042	3,000	2,179
6.000% due 08/15/2040	16,600	13,144
6.250% due 07/15/2041	15,430	12,419
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	32,818	40,313
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	377
Tesco PLC
6.150% due 11/15/2037	3,700	3,606
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	309
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024	5,300	5,403
5.300% due 02/01/2044	14,125	14,932

Thomson Reuters Corp.
4.300% due 11/23/2023	22,700	23,495
5.650% due 11/23/2043	24,336	25,819
Time Warner Cable, Inc.
4.500% due 09/15/2042	400	329
5.500% due 09/01/2041	14,800	13,806
5.875% due 11/15/2040	5,000	4,842
6.550% due 05/01/2037	3,650	3,800
6.750% due 06/15/2039	52,745	56,255
7.300% due 07/01/2038	2,080	2,344
8.250% due 04/01/2019	1,430	1,682
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,400
8.375% due 07/15/2033	18,520	22,735
Time Warner, Inc.
4.650% due 06/01/2044	10,705	10,179
4.900% due 06/15/2042	3,000	2,953
5.350% due 12/15/2043	3,300	3,382
5.375% due 10/15/2041	5,000	5,130
6.100% due 07/15/2040	28,600	32,172
6.200% due 03/15/2040	10,000	11,363
6.250% due 03/29/2041	14,950	17,111
6.500% due 11/15/2036	20,625	24,229
7.700% due 05/01/2032	21,050	27,656
Toll Brothers Finance Corp.
4.375% due 04/15/2023	3,590	3,536
5.625% due 01/15/2024	7,900	8,354
6.750% due 11/01/2019	4,600	5,129
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,800	8,220
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	3,954
7.250% due 08/15/2038	2,600	3,303
7.625% due 01/15/2039	4,900	6,444
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,179
5.400% due 08/15/2041	4,330	4,176
Transocean, Inc.
6.500% due 11/15/2020 (i)	8,600	7,987
6.800% due 03/15/2038	44,500	33,486
7.500% due 04/15/2031	4,550	3,663
7.850% due 12/15/2041	1,440	1,159
Tyson Foods, Inc.
4.875% due 08/15/2034	1,200	1,208
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	10,120	10,171
4.625% due 12/03/2026	3,895	4,051
7.125% due 04/22/2025	4,001	4,641
UAL Pass-Through Trust
9.750% due 07/15/2018	12,007	13,058
10.400% due 05/01/2018	1,630	1,777
United Airlines Pass-Through Trust
3.750% due 03/03/2028	6,600	6,534
4.000% due 10/11/2027	16,500	16,665
4.300% due 02/15/2027	18,600	19,158
UnitedHealth Group, Inc.
4.625% due 11/15/2041	14,000	13,964
5.800% due 03/15/2036	300	348
5.950% due 02/15/2041	4,700	5,599
6.500% due 06/15/2037	1,200	1,501
6.625% due 11/15/2037	2,600	3,330
Vale Overseas Ltd.
6.875% due 11/21/2036	28,950	28,065
6.875% due 11/10/2039	14,892	14,407
Vale S.A.
5.625% due 09/11/2042	9,400	7,963
Viacom, Inc.
4.375% due 03/15/2043	12,730	10,316
4.500% due 02/27/2042	6,000	5,018
5.250% due 04/01/2044	10,600	9,940
5.850% due 09/01/2043	9,700	9,657
Virgin Australia Trust
5.000% due 04/23/2025	5,840	6,089
Wal-Mart Stores, Inc.
4.000% due 04/11/2043	22,800	21,725
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	8,664
Whirlpool Corp.
5.150% due 03/01/2043	21,075	21,602
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	12,179
8.750% due 03/15/2032	29,088	35,280
Williams Partners LP
5.400% due 03/04/2044	8,300	7,588
5.800% due 11/15/2043	10,360	9,913
6.300% due 04/15/2040	22,870	23,237

Woodside Finance Ltd.
4.600% due 05/10/2021	1,000	1,072
Wyeth LLC
5.950% due 04/01/2037	500	597
Wynn Las Vegas LLC
4.250% due 05/30/2023	66,427	61,445
5.375% due 03/15/2022	22,130	22,656
5.500% due 03/01/2025	126,050	120,693
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	6,400	5,920
4.450% due 08/15/2045	31,875	29,245

		6,665,160

UTILITIES 17.5%
AGL Capital Corp.
5.875% due 03/15/2041	7,500	8,865
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	129,445	142,098
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,406
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	31,093	30,023
American Transmission Systems, Inc.
5.000% due 09/01/2044	11,300	11,487
American Water Capital Corp.
4.300% due 12/01/2042	8,700	8,573
6.593% due 10/15/2037	150	194
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	14,120
Appalachian Power Co.
4.400% due 05/15/2044	6,350	5,991
5.800% due 10/01/2035	2,176	2,511
6.375% due 04/01/2036	4,450	5,436
6.700% due 08/15/2037	3,600	4,485
7.000% due 04/01/2038	3,693	4,688
AT&T Corp.
8.000% due 11/15/2031	500	679
AT&T, Inc.
4.300% due 12/15/2042	9,103	7,804
4.350% due 06/15/2045	50,177	42,980
4.500% due 05/15/2035	4,000	3,678
4.750% due 05/15/2046	3,000	2,726
4.800% due 06/15/2044	89,100	82,086
5.350% due 09/01/2040	115,891	114,121
5.550% due 08/15/2041	21,000	21,521
6.300% due 01/15/2038	26,830	29,575
6.500% due 09/01/2037	15,118	17,098
6.550% due 02/15/2039	19,900	22,868
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	1,500	1,736
6.125% due 04/01/2036	10,425	12,284
6.500% due 09/15/2037	24,750	30,369
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	4,806
British Telecommunications PLC
9.625% due 12/15/2030	10,400	15,444
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	19,295	19,555
Cleco Power LLC
6.000% due 12/01/2040	17,400	19,964
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,643
CMS Energy Corp.
4.700% due 03/31/2043	9,300	9,339
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	43,678
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,011
5.500% due 12/01/2039	3,400	3,883
5.700% due 06/15/2040	5,000	5,785
6.300% due 08/15/2037	4,000	4,994
6.750% due 04/01/2038	9,950	12,909
DTE Electric Co.
3.950% due 06/15/2042	500	474
4.300% due 07/01/2044	9,150	9,057
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	16,113
6.100% due 06/01/2037	300	365
Duke Energy Florida, Inc.
5.650% due 04/01/2040	7,400	8,721
6.400% due 06/15/2038	50	64
Duke Energy Indiana, Inc.
4.900% due 07/15/2043	105	113
6.120% due 10/15/2035	6,724	8,028

Duke Energy Progress, Inc.
4.100% due 03/15/2043		4,701	4,489
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		10,150	11,633
Electricite de France S.A.
4.875% due 01/22/2044		10,640	11,102
5.250% due 01/29/2023 (f)		12,600	12,663
5.625% due 01/22/2024 (f)		14,300	14,597
6.950% due 01/26/2039		22,363	29,020
Enable Midstream Partners LP
5.000% due 05/15/2044		18,213	15,460
EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	2,200	2,658
Entergy Arkansas, Inc.
5.660% due 02/01/2025		$4,000	3,999
Entergy Corp.
5.125% due 09/15/2020		8,400	9,144
Entergy Louisiana LLC
5.000% due 07/15/2044		4,300	4,274
Exelon Corp.
5.100% due 06/15/2045		500	501
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346	12,583
6.250% due 10/01/2039		12,215	13,516
FirstEnergy Corp.
7.375% due 11/15/2031		22,036	26,853
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		72,726	75,206
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	257
5.450% due 07/15/2044		10,100	10,516
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,072
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	14,492
6.000% due 11/27/2023		18,175	16,766
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020 (i)		5,700	5,279
4.950% due 02/06/2028 (i)		13,500	11,661
5.092% due 11/29/2015		400	405
5.999% due 01/23/2021		20,300	20,249
6.510% due 03/07/2022		52,275	52,614
9.250% due 04/23/2019		9,018	10,055
Idaho Power Co.
4.850% due 08/15/2040		9,000	9,778
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,336
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,122
7.350% due 02/01/2019		200	232
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	19,623
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	38,957
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,872
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,585
Monongahela Power Co.
5.400% due 12/15/2043		700	773
NGPL PipeCo LLC
7.768% due 12/15/2037		49,955	53,202
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		5,650	5,371
4.278% due 10/01/2034		9,000	8,972
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	19,430
6.604% due 02/03/2021		4,950	5,010
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		13,372	10,363
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		6,067	4,186
6.750% due 10/01/2023		1,976	1,423
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	27,026
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,326
8.250% due 10/15/2038		1,000	1,462
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	16,744
5.300% due 06/01/2042		600	669
7.250% due 01/15/2033		3,400	4,615
7.500% due 09/01/2038		4,615	6,491
Orange S.A.
5.500% due 02/06/2044		15,665	16,421
9.000% due 03/01/2031		11,350	16,018

Pacific Gas & Electric Co.
4.300% due 03/15/2045		3,700	3,555
4.450% due 04/15/2042		5,150	5,038
4.600% due 06/15/2043		85	86
4.750% due 02/15/2044		2,550	2,630
5.400% due 01/15/2040		800	887
5.800% due 03/01/2037		8,600	9,912
6.050% due 03/01/2034		6,200	7,455
6.250% due 03/01/2039		9,900	12,057
6.350% due 02/15/2038		1,000	1,228
PacifiCorp
6.000% due 01/15/2039		200	243
PECO Energy Co.
4.150% due 10/01/2044		8,900	8,633
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	555
Petrobras Global Finance BV
2.415% due 01/15/2019		13,050	12,097
3.163% due 03/17/2020		1,800	1,719
3.875% due 01/27/2016		2,500	2,514
4.375% due 05/20/2023		8,600	7,518
5.375% due 01/27/2021		2,500	2,412
5.375% due 10/01/2029	GBP	14,000	17,912
5.625% due 05/20/2043		$44,687	34,762
5.750% due 01/20/2020		3,200	3,179
6.750% due 01/27/2041		40,650	35,789
6.850% due 06/05/2115		34,100	28,277
6.875% due 01/20/2040		9,650	8,645
7.875% due 03/15/2019		27,250	29,006
Petroleos Mexicanos
5.500% due 06/27/2044		17,225	15,933
6.375% due 01/23/2045		17,025	17,643
Plains All American Pipeline LP
3.650% due 06/01/2022		10,000	10,071
4.300% due 01/31/2043		9,350	7,964
4.700% due 06/15/2044		21,175	19,358
4.900% due 02/15/2045		21,600	20,370
5.150% due 06/01/2042		58,685	56,759
6.650% due 01/15/2037		13,005	14,875
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,142
Progress Energy, Inc.
7.750% due 03/01/2031		400	540
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	10,619
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		16,700	19,074
6.332% due 09/30/2027		10,450	12,252
Rosneft Finance S.A.
6.625% due 03/20/2017		11,000	11,426
7.250% due 02/02/2020		7,900	8,068
7.875% due 03/13/2018		37,420	39,291
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	57,013
5.500% due 04/08/2044		41,450	43,389
Shell International Finance BV
4.125% due 05/11/2035		71,300	69,811
4.550% due 08/12/2043		9,850	10,068
5.500% due 03/25/2040		2,000	2,276
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		9,900	10,395
Southern California Edison Co.
6.000% due 01/15/2034		400	484
6.650% due 04/01/2029		600	758
Southern Power Co.
6.375% due 11/15/2036		3,500	3,700
Southwestern Electric Power Co.
6.200% due 03/15/2040		3,100	3,743
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,379
SSE PLC
5.625% due 10/01/2017 (f)	EUR	2,500	2,958
5.625% due 10/01/2017 (f)		$200	208
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043		25,400	24,713
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	8,610
7.721% due 06/04/2038		17,800	20,114
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	11,088
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	36,109
Toledo Edison Co.
6.150% due 05/15/2037		11,490	13,197
Verizon Communications, Inc.
3.850% due 11/01/2042		20,285	16,771

4.522% due 09/15/2048	135,617	119,940
4.672% due 03/15/2055	328,381	285,750
4.750% due 11/01/2041	3,500	3,279
4.862% due 08/21/2046	119,772	112,123
5.012% due 08/21/2054	245,422	225,253
5.150% due 09/15/2023	2,375	2,607
6.000% due 04/01/2041	15,617	17,184
6.400% due 09/15/2033	7,144	8,188
6.550% due 09/15/2043	9,893	11,607
Virginia Electric & Power Co.
4.450% due 02/15/2044	1,100	1,103
6.000% due 05/15/2037	400	485
Vodafone Group PLC
4.375% due 02/19/2043	21,625	18,622
6.150% due 02/27/2037	17,613	18,814
6.250% due 11/30/2032	2,650	2,903
Wisconsin Electric Power Co.
5.700% due 12/01/2036	220	268

		3,179,823

Total Corporate Bonds & Notes (Cost $14,599,427)		14,709,282

MUNICIPAL BONDS & NOTES 6.4%
CALIFORNIA 3.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	15,300	20,350
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	15,910
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	880
6.907% due 10/01/2050	29,845	40,603
6.918% due 04/01/2040	1,600	2,080
7.043% due 04/01/2050	49,575	68,049
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,556
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,418
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,283
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,575	22,045
7.350% due 11/01/2039	1,000	1,405
7.500% due 04/01/2034	5,580	7,759
7.550% due 04/01/2039	23,720	34,313
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	30,870	45,137
7.625% due 03/01/2040	14,250	20,885
7.950% due 03/01/2036	22,100	26,769
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	11,823
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,518
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	6,650	8,142
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	12,880
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	5,360	7,335
6.750% due 08/01/2049	34,095	48,482
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	6,363
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	19,530
7.618% due 08/01/2040	5,200	7,118
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,159
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	820	1,077
6.603% due 07/01/2050	400	545
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,064
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	300
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	24,287
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	9,020
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	117
5.813% due 06/01/2040	300	354
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,586
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,148

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	608
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	11,000	14,752
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	12,822
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	13,483
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	8,271
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	12,206
6.548% due 05/15/2048	25,100	31,236
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	545
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	911
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,481
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	439
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,228
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,173
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,713

		604,158

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,408

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	10,417
6.655% due 04/01/2057	44,110	51,546

		61,963

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	976
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	18,910
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,273

		23,159

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,257

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	466

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,107
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	500	586

		4,693

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,082

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	13,844
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	20,805	28,179
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	538
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	329

		42,890

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	590
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,764
6.668% due 11/15/2039	300	396
6.687% due 11/15/2040	550	722
6.814% due 11/15/2040	18,085	23,840
7.134% due 11/15/2030	500	603
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,900
5.968% due 03/01/2036	12,015	14,723
6.271% due 12/01/2037	5,365	6,834
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,970
5.508% due 08/01/2037	800	957
5.572% due 11/01/2038	14,000	17,024
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	500	568
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,100
6.011% due 06/15/2042	400	517
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,405
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	579
5.389% due 03/15/2040	200	236
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,089
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,134
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	588
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	217
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	82,875
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,968
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	10,000	11,513

		202,112

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	8,889
6.449% due 02/15/2044	1,000	1,230
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	10,700	12,424
6.270% due 02/15/2050	3,100	3,688
8.084% due 02/15/2050	50,725	75,766
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,482
7.734% due 02/15/2033	7,325	9,832
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	64

		113,375

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,705
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,645
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,290	2,461

		18,811

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	22,157

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	17,618
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	607

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		7,100	9,797
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041		1,040	1,292
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030		21,500	24,831

			54,145

Total Municipal Bonds & Notes (Cost $998,202)			1,162,676

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
3.500% due 08/01/2045		7,000	7,182
4.000% due 10/01/2040		964	1,026
6.000% due 01/01/2023 - 06/01/2038		48	54
7.000% due 11/01/2026		23	26
8.500% due 08/01/2026		1	2
Freddie Mac
2.938% due 08/15/2032		81	85
Ginnie Mae
4.500% due 09/15/2033		16	17
6.500% due 02/15/2017		3	3
8.500% due 09/15/2030		5	5
9.000% due 12/15/2017		1	1

Total U.S. Government Agencies (Cost $8,380)			8,401

U.S. TREASURY OBLIGATIONS 22.6%
U.S. Treasury Bonds
2.500% due 02/15/2045 (i)		173,936	152,384
2.750% due 11/15/2042 (i)(k)(m)		616,750	571,216
3.000% due 05/15/2042 (i)(k)(m)		27,295	26,623
3.000% due 11/15/2044 (i)(m)		260,309	253,456
3.125% due 02/15/2042 (i)(k)		359,356	359,749
3.125% due 02/15/2043 (i)(k)		199,000	198,363
3.125% due 08/15/2044 (i)		31,640	31,546
3.375% due 05/15/2044 (i)(k)		45,530	47,604
3.625% due 08/15/2043 (i)(k)(m)		370,360	405,631
3.625% due 02/15/2044 (i)(k)(m)		302,675	331,335
3.750% due 11/15/2043 (i)		880,557	985,949
5.250% due 02/15/2029 (k)(m)		12,400	16,154
6.250% due 05/15/2030		1,150	1,657
U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2028 (i)(k)(m)		25,296	28,587
2.000% due 01/15/2026 (i)(k)(m)		89,406	102,454
2.375% due 01/15/2025 (i)(k)(m)		76,185	89,511
2.375% due 01/15/2027 (i)(k)		29,329	35,011
2.500% due 01/15/2029 (i)(k)(m)		23,257	28,601
3.875% due 04/15/2029 (k)		863	1,221
U.S. Treasury Notes
0.250% due 09/15/2015 (k)(m)		5,941	5,942
0.625% due 12/31/2016 (k)		875	877
2.000% due 02/15/2025 (i)		214,950	208,552
2.125% due 05/15/2025		53,780	52,721
U.S. Treasury Strips
0.000% due 11/15/2042 (c)(k)		35,100	14,325
0.000% due 11/15/2043 (c)(i)		180,950	72,213
0.000% due 02/15/2044 (c)(i)		173,200	68,443
0.000% due 05/15/2044 (c)		22,050	8,607

Total U.S. Treasury Obligations (Cost $3,872,142)			4,098,732

MORTGAGE-BACKED SECURITIES 0.0%
BCAP LLC Trust
0.685% due 05/26/2035		785	746
0.986% due 11/26/2046		376	364
4.000% due 02/26/2037		773	768
Merrill Lynch Mortgage Investors Trust
1.098% due 01/25/2029		181	171
1.205% due 03/25/2028		85	80
Structured Adjustable Rate Mortgage Loan Trust
2.445% due 09/25/2034		2,359	2,380

Total Mortgage-Backed Securities (Cost $4,451)			4,509

ASSET-BACKED SECURITIES 0.4%
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		24,210	23,975
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		15,500	15,501
Eagle Ltd.
2.570% due 12/15/2039		10,369	10,349
Hyde Park CDO BV
0.299% due 06/14/2022	EUR	169	188

SBA Tower Trust
3.869% due 10/15/2049		$11,400	11,516
Springleaf Funding Trust
3.920% due 01/16/2023		2,000	2,009
Structured Asset Investment Loan Trust
1.087% due 01/25/2035		6,741	6,659
Voya CLO Ltd.
1.615% due 10/15/2022		5,600	5,602

Total Asset-Backed Securities (Cost $75,944)			75,799

SOVEREIGN ISSUES 2.2%
Brazil Government International Bond
5.000% due 01/27/2045		49,920	43,430
5.625% due 01/07/2041		2,000	1,920
Colombia Government International Bond
6.125% due 01/18/2041		200	218
Italy Buoni Poliennali Del Tesoro
1.500% due 06/01/2025 (i)	EUR	10,400	10,780
2.100% due 09/15/2021 (i)		84,100	101,748
2.500% due 12/01/2024 (i)		12,400	14,101
4.750% due 09/01/2044 (i)		2,400	3,372
5.000% due 03/01/2025 (i)		4,425	6,052
5.000% due 08/01/2039 (i)		2,600	3,726
5.000% due 09/01/2040 (i)		10,150	14,540
Mexico Government International Bond
4.600% due 01/23/2046		$4,171	3,884
5.550% due 01/21/2045		19,780	21,165
5.750% due 10/12/2110		1,550	1,535
6.050% due 01/11/2040		1,238	1,414
Qatar Government International Bond
6.400% due 01/20/2040		9,000	11,659
Spain Government International Bond
1.600% due 04/30/2025 (i)	EUR	29,100	30,573
2.750% due 10/31/2024 (i)		8,700	10,090
3.800% due 04/30/2024 (i)		90,000	113,263
5.150% due 10/31/2044 (i)		1,900	2,834
Xunta de Galicia
6.131% due 04/03/2018		2,700	3,462

Total Sovereign Issues (Cost $410,641)			399,766

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (f)		20,200	23,740

Total Convertible Preferred Securities (Cost $24,500)			23,740

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (f)		130,000	13,691
Citigroup Capital
7.875% due 10/30/2040		250,000	6,490
Public Storage
6.375% due 03/17/2019 (f)		75,000	1,962
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	14,622
State Street Corp.
5.900% due 03/15/2024 (f)		136,000	3,500
Ventas Realty LP
5.450% due 03/15/2043		120,000	2,893

			43,158

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062		11,150	277
Entergy Arkansas, Inc.
4.750% due 06/01/2063		38,000	891
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	694
Entergy Texas, Inc.
5.625% due 06/01/2064		513,816	13,077
SCE Trust
5.625% due 06/15/2017 (f)		82,125	2,004

5.750% due 03/15/2024 (f)	463,000	12,437

		29,380

Total Preferred Securities (Cost $69,187)		72,538

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (h) 0.0%		4,400

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
0.013% due 07/23/2015 - 11/12/2015 (b)(i)(k)(m)	$98,521	98,519

Total Short-Term Instruments (Cost $102,918)		102,919

Total Investments in Securities (Cost $21,281,571)		21,775,203

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	3,439,167	34,110

Total Short-Term Instruments (Cost $34,113)		34,110

Total Investments in Affiliates (Cost $34,113)		34,110

Total Investments 120.2% (Cost $21,315,684)		$21,809,313
Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $(52,942))		16,421
Other Assets and Liabilities, net (20.3%)		(3,684,113)

Net Assets 100.0%		$18,141,621

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon bond.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	09/29/2021	10/02/2014	$65,620	$67,287	0.37%
Delta Air Lines, Inc.	2.182	09/30/2019	09/29/2014	106,782	107,784	0.60
Delta Air Lines, Inc.	2.256	05/09/2019	05/05/2014	27,459	27,967	0.15
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	67,337	64,293	0.35
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	24,574	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014	15,708	15,700	0.09

				$306,906	$307,605	1.70%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$4,400	U.S. Treasury Bonds 3.750% due 11/15/2043	$(4,498)	$4,400	$4,400

Total Repurchase Agreements						$(4,498)	$4,400	$4,400

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(3.000)%	06/03/2015	06/03/2017	$(7,833)	$(7,815)
BOS	0.450	06/26/2015	07/06/2015	(29,040)	(29,042)
BRC	(1.500)	06/16/2015	07/09/2015	(1,500)	(1,500)
BSN	0.080	06/05/2015	07/07/2015	(29,487)	(29,488)
	0.270	04/14/2015	07/14/2015	(2,672)	(2,673)
	0.270	04/15/2015	07/15/2015	(65,670)	(65,708)
	0.280	05/18/2015	07/20/2015	(21,444)	(21,452)
	0.280	05/19/2015	07/21/2015	(33,905)	(76,988)
GRE	0.220	06/16/2015	07/08/2015	(146,250)	(146,263)
	0.250	06/11/2015	07/08/2015	(66,240)	(66,249)
JML	0.750	02/03/2015	01/30/2017	(1,016)	(1,013)
JPS	0.080	06/05/2015	07/06/2015	(8,592)	(8,593)
	0.200	05/11/2015	07/13/2015	(145,344)	(145,385)
	0.270	05/22/2015	07/22/2015	(118,500)	(118,536)
	0.450	06/30/2015	07/01/2015	(4,444)	(4,444)
MEI	(0.350)	07/31/2014	12/31/2015	(5,411)	(5,400)
MJR	(0.350)	07/31/2014	07/31/2016	(4,475)	(4,461)
NXN	0.150	06/04/2015	07/06/2015	(28,391)	(28,394)
	0.200	06/12/2015	07/13/2015	(77,462)	(77,470)
	0.230	05/11/2015	07/13/2015	(417,080)	(417,216)
	0.230	05/13/2015	07/13/2015	(113,125)	(113,160)
	0.230	05/18/2015	07/20/2015	(289,063)	(289,144)
	0.230	05/19/2015	07/21/2015	(212,625)	(212,683)
	0.230	06/16/2015	07/07/2015	(152,073)	(152,087)
	0.240	05/26/2015	07/27/2015	(51,022)	(51,034)
	0.250	05/18/2015	08/18/2015	(172,413)	(172,466)
	0.250	05/20/2015	08/20/2015	(289,708)	(289,793)
	0.250	06/11/2015	07/27/2015	(48,994)	(49,001)
	0.250	06/23/2015	07/23/2015	(41,538)	(41,541)
	0.260	06/03/2015	08/03/2015	(43,536)	(43,545)
	0.280	06/15/2015	08/14/2015	(72,896)	(72,905)
	0.280	06/16/2015	08/17/2015	(71,010)	(71,018)
	0.290	06/17/2015	08/14/2015	(150,452)	(150,469)
RDR	0.290	05/13/2015	07/13/2015	(151,952)	(152,013)
	0.290	05/19/2015	07/20/2015	(217,910)	(217,985)
	0.300	05/20/2015	07/20/2015	(172,115)	(172,175)

Total Reverse Repurchase Agreements					$(3,509,109)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.000%	05/12/2015	08/06/2015	EUR	(72,762)	$(80,641)
GSC	0.260	06/15/2015	07/06/2015		$(58,365)	(58,394)
	0.280	05/13/2015	07/13/2015		(143,893)	(144,097)
	0.300	05/19/2015	07/17/2015		(106,547)	(106,727)
MSC	(0.151)	05/12/2015	08/06/2015	EUR	(23,610)	(26,256)
	0.000	06/09/2015	08/06/2015		(46,339)	(51,882)
	0.000	06/17/2015	08/06/2015		(2,593)	(2,903)
	0.270	05/11/2015	07/10/2015		$(4,107)	(4,115)
	0.300	05/20/2015	07/13/2015		(5,155)	(5,166)
	0.320	05/21/2015	07/21/2015		(110,730)	(110,770)
MYI	(0.100)	06/09/2015	08/06/2015	EUR	(27,508)	(30,717)
	0.000	06/17/2015	08/06/2015		(9,140)	(10,217)
	0.020	06/17/2015	08/06/2015		(101,388)	(113,411)

Total Sale-Buyback Transactions						$(745,296)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $4,771,135 at a weighted average interest rate of 0.192%.
(3)	Payable for sale-buyback transactions includes $1,229 of deferred price drop

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	07/01/2045	$1,000	$(1,065)	$(1,058)

Total Short Sales				$(1,065)	$(1,058)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(i)	Securities with an aggregate market value of $4,148,118 and cash of $16,909 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	16,462	$(5,875)	$412	$0
90-Day Eurodollar June Futures	Short	06/2016	11,288	(5,995)	141	0
90-Day Eurodollar June Futures	Short	06/2017	3,198	(486)	40	0
90-Day Eurodollar March Futures	Short	03/2017	14,894	(4,139)	186	0
90-Day Eurodollar September Futures	Short	09/2016	12,987	(6,590)	325	0
Call Options Strike @ EUR 156.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	1,055	790	0	(329)
Call Options Strike @ EUR 169.000 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	188	0	0	0
Euro-BTP Italy Government Bond September Futures	Long	09/2015	1,812	(816)	1,636	(4,969)
Euro-Bund 10-Year Bond September Futures	Long	09/2015	1,072	(598)	2,163	0
Put Options Strike @ EUR 130.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	690	(1)	0	0
Put Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	690	184	315	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	687	88	360	0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	1,536	1,717	48	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	93	(251)	0	(6)

Total Futures Contracts				$(21,972)	$5,626	$(5,304)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$679,800	$11,846	$(1,509)	$473	$0
CDX.IG-21 5-Year Index	1.000	12/20/2018	786,950	12,982	(123)	602	0
CDX.IG-22 5-Year Index	1.000	06/20/2019	25,650	395	(32)	21	0
CDX.IG-22 10-Year Index	1.000	06/20/2024	45,600	(272)	15	69	0
CDX.IG-23 5-Year Index	1.000	12/20/2019	811,650	11,026	(1,878)	740	0
CDX.IG-23 10-Year Index	1.000	12/20/2024	2,000	(20)	(7)	3	0
CDX.IG-24 5-Year Index	1.000	06/20/2020	7,188,200	104,143	(28,207)	7,135	0

				$140,100	$(31,741)	$9,043	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$462,300	$(652)	$(664)	$31	$0
Receive	3-Month USD-LIBOR	2.250	03/16/2019		2,003,600	(7,992)	(6,498)	266	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020		1,364,500	471	(6,110)	405	0
Pay	3-Month USD-LIBOR	2.750	06/17/2025		1,200	34	6	0	(1)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		1,054,800	8,729	(4,775)	704	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		59,700	2,922	(618)	154	0
Receive	3-Month USD-LIBOR	2.500	12/22/2045		49,200	5,085	1,849	110	0
Receive	6-Month EUR-EURIBOR	1.500	03/16/2046	EUR	15,400	1,054	3,475	0	(410)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025	GBP	117,600	3,577	8,965	0	(2,091)
Receive	6-Month JPY-LIBOR	1.000	09/18/2023	JPY	24,927,000	(8,649)	(6,734)	0	(312)
Receive	6-Month JPY-LIBOR	1.000	09/20/2024		27,860,000	(1,414)	(1,891)	0	(350)
Pay	28-Day MXN-TIIE	6.650	06/02/2021	MXN	918,000	3,225	(325)	400	0
Pay	28-Day MXN-TIIE	7.500	06/02/2021		1,012,800	6,511	(1,504)	449	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021		3,635,400	(634)	(2,506)	1,576	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021		154,500	575	(379)	70	0
Pay	28-Day MXN-TIIE	5.840	09/14/2021		454,500	240	41	204	0
Pay	28-Day MXN-TIIE	5.810	09/29/2021		293,800	94	(16)	132	0
Pay	28-Day MXN-TIIE	5.750	09/30/2021		546,400	53	(29)	246	0
Pay	28-Day MXN-TIIE	5.630	10/11/2021		1,425,700	(415)	(457)	642	0
Pay	28-Day MXN-TIIE	5.580	11/10/2021		166,300	(93)	(93)	76	0
Pay	28-Day MXN-TIIE	6.800	12/26/2023		823,600	2,386	(870)	502	0
Pay	28-Day MXN-TIIE	5.980	08/26/2024		1,050,000	(1,375)	903	669	0
Pay	28-Day MXN-TIIE	6.190	01/03/2035		2,189,200	(13,467)	(4,671)	2,298	0

						$265	$(22,901)	$8,934	$(3,164)

Total Swap Agreements						$140,365	$(54,642)	$17,977	$(3,164)

(k)	Securities with an aggregate market value of $283,722 and cash of $110,301 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	BRL	46,623		$15,027	$31	$0
	07/2015	JPY	59,895		484	0	(5)
	07/2015	MXN	265,293		16,892	19	0
	07/2015		$6,416	AUD	8,327	9	0
	07/2015		14,656	BRL	46,623	339	0
	07/2015		3,490	MXN	53,850	0	(65)
	08/2015	AUD	8,327		$6,405	0	(9)
BPS	07/2015	BRL	63,345		20,363	23	(35)
	07/2015		$20,417	BRL	63,345	0	(43)
	07/2015		2,222	JPY	275,343	28	0
	07/2015		62,916	MXN	979,542	0	(616)
	08/2015	JPY	275,343		$2,222	0	(28)
	08/2015		$14,101	BRL	44,263	0	(28)
BRC	07/2015		1,317	MXN	20,417	0	(18)
CBK	07/2015	BRL	179,412		$57,826	121	0
	07/2015	EUR	6,942		7,578	0	(161)
	07/2015	GBP	89,190		137,028	0	(3,112)
	07/2015	MXN	301,002		19,512	368	0
	07/2015		$56,389	BRL	179,412	1,317	0
	07/2015		126,880	EUR	112,613	0	(1,333)
	07/2015		7,326	MXN	112,751	0	(155)
	09/2015	MXN	361,027		$22,837	11	0
FBF	07/2015	BRL	247,609		88,227	8,587	0
	07/2015		$79,807	BRL	247,609	0	(167)
	07/2015		4,093	JPY	506,316	44	0
	07/2015		2,102	MXN	32,238	0	(52)
GLM	07/2015	AUD	8,327		$6,437	13	0
	07/2015	BRL	634,813		204,607	428	0
	07/2015	JPY	403,600		3,280	0	(18)
	07/2015	MXN	461,050		29,912	589	0
	07/2015		$197,632	BRL	634,813	6,547	0
	08/2015	EUR	4,517		$5,058	20	0
	08/2015		$1,066	EUR	951	0	(6)
HUS	07/2015		132,631	GBP	84,210	0	(316)
	07/2015		854	JPY	105,217	6	0
	08/2015	GBP	84,210		$132,601	316	0
JPM	07/2015	EUR	149,182		168,284	1,975	(7)
	07/2015	JPY	324,600		2,613	0	(39)
	07/2015		$89,732	EUR	79,691	33	(921)
	07/2015		9,730	GBP	6,290	160	(7)
	08/2015	GBP	1,263		$1,986	2	0
MSB	07/2015	BRL	19,641		6,328	12	(1)
	07/2015	EUR	18,202		20,351	59	0
	07/2015	JPY	293,281		2,384	0	(12)
	07/2015		$6,183	BRL	19,641	134	0
SCX	07/2015	MXN	203,176		$13,033	111	0
	07/2015		$144,668	EUR	129,101	0	(740)
	07/2015		1,569	JPY	194,500	21	0
	08/2015	EUR	128,032		$143,528	730	0
	09/2015		$12,957	MXN	203,176	0	(111)
UAG	07/2015	BRL	569,740		$206,428	23,178	0
	07/2015	EUR	147,079		161,984	476	(2,463)
	07/2015	GBP	1,310		1,993	0	(65)
	07/2015		$183,633	BRL	569,740	0	(384)
	07/2015		2,483	MXN	38,450	0	(38)
	08/2015		1,629	EUR	1,454	0	(7)

Total Forward Foreign Currency Contracts						$45,707	$(10,962)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	$1,481,000	$3,053	$3,964
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.153	02/17/2016	100,000	2,667	4,470
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.128	03/14/2016	850	28	43
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.191	04/25/2016	25,500	969	141
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200	07/29/2016	48,000	2,056	42
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	09/21/2015	134,100	10,630	950
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	03/14/2016	149,600	4,937	5,389
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	82,700	5,172	2,946
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	24,500	1,511	869
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	28,200	1,623	1,004
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	01/11/2016	2,677,200	5,838	4,135
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.260	03/14/2016	533,950	1,602	1,762
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	126,000	8,210	4,488
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.950	12/01/2015	1,989,900	2,428	2,508
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.045	01/06/2016	665,650	1,570	1,225
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	03/14/2016	332,700	1,012	1,126
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/15/2017	88,000	6,160	3,122
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	50,000	3,067	1,781
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	112,100	7,014	3,993
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	08/17/2017	25,800	1,574	919

							$71,121	$44,877

Total Purchased Options							$71,121	$44,877

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	53,700	$(108)	$(173)
BRC	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$138,500	(159)	(78)
	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	08/19/2015		168,100	(230)	(286)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015	EUR	54,200	(115)	(174)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		103,600	(222)	(366)
CBK	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	07/15/2015		$78,700	(86)	(44)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015	EUR	56,500	(133)	(144)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		48,100	(99)	(155)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.800	07/15/2015		31,000	(40)	(63)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		54,700	(103)	(176)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		79,000	(200)	(201)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		93,650	(188)	(330)
JPM	Put - OTC CDX.IG-24 5-Year Index	Sell	0.800	08/19/2015		$25,700	(41)	(44)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015	EUR	76,500	(193)	(195)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.950	08/19/2015		114,600	(192)	(192)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		139,000	(314)	(490)

							$(2,423)	$(3,111)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$(12)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	(14)

						$(431)	$(26)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	07/15/2015		$76,100	$(590)	$(559)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2015		715,500	(7,106)	(4,416)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/17/2016		237,525	(2,672)	(3,174)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	04/25/2016		107,000	(968)	(42)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200	07/29/2016		183,100	(2,243)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016		80,300	(1,140)	(1,217)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	09/21/2015		563,200	(10,588)	(535)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	08/17/2017		120,000	(2,112)	(857)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920	08/17/2017		211,100	(3,103)	(1,438)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		111,100	(722)	(1,025)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		111,100	(955)	(710)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910	08/15/2017		98,000	(1,519)	(669)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017		115,700	(1,678)	(807)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350	09/08/2015	EUR	256,000	(589)	(1,131)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350	09/08/2015		256,000	(606)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		$64,800	(395)	(598)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		64,800	(583)	(414)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.760	01/11/2016		587,500	(5,843)	(1,330)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860	08/17/2017		200,000	(3,204)	(1,462)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	08/17/2017		275,600	(4,575)	(1,991)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955	08/17/2017		28,400	(435)	(186)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	03/14/2016		116,050	(1,602)	(700)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/14/2016		275,000	(3,988)	(4,167)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910	08/17/2015		1,492,300	(5,372)	(6,368)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910	08/17/2015		1,492,300	(5,372)	(657)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	08/15/2017		354,200	(6,358)	(2,307)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.820	08/17/2017		200,000	(3,070)	(1,532)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750	01/06/2016		144,050	(1,621)	(306)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	03/14/2016		71,300	(1,000)	(430)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	08/17/2017		451,700	(7,114)	(3,150)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860	08/17/2017		103,200	(1,575)	(754)

								$(88,698)	$(42,964)

Total Written Options								$(91,552)	$(46,101)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.793%		$20,500	$(147)	$382	$235	$0
	Brazil Government International Bond	1.000	03/20/2020	2.463		400	(37)	12	0	(25)
	Brazil Government International Bond	1.000	06/20/2020	2.528		8,400	(550)	(33)	0	(583)
	Caterpillar, Inc.	1.000	03/20/2016	0.075		12,500	173	(85)	88	0
	Ford Motor Co.	5.000	06/20/2019	0.821		5,200	1,024	(178)	846	0
	General Electric Capital Corp.	1.000	12/20/2015	0.121		14,400	(420)	484	64	0
	Italy Government International Bond	1.000	12/20/2018	1.055		21,400	(1,403)	1,369	0	(34)
	Italy Government International Bond	1.000	09/20/2019	1.166		60,400	320	(711)	0	(391)
	Italy Government International Bond	1.000	03/20/2020	1.239		29,604	(95)	(213)	0	(308)
	Italy Government International Bond	1.000	06/20/2020	1.270		30,950	15	(397)	0	(382)
	MetLife, Inc.	1.000	12/20/2015	0.112		12,500	(698)	754	56	0
	MetLife, Inc.	1.000	12/20/2018	0.449		25,000	0	478	478	0
	MetLife, Inc.	1.000	06/20/2021	0.868		25,000	(1,593)	1,786	193	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		300	0	0	0	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		15,000	(73)	55	0	(18)
	Russia Government International Bond	1.000	06/20/2020	3.365		900	(125)	31	0	(94)
	Spain Government International Bond	1.000	12/20/2018	0.826		6,500	(383)	423	40	0
	Spain Government International Bond	1.000	06/20/2019	0.891		37,600	146	21	167	0
	Spain Government International Bond	1.000	12/20/2019	0.950		50,000	216	(97)	119	0
	Verizon Communications, Inc.	1.000	06/20/2019	0.541		3,300	71	(11)	60	0
	Wells Fargo & Co.	1.000	12/20/2016	0.171		400	(18)	23	5	0
BPS	Alcoa, Inc.	1.000	03/20/2021	2.151		2,700	(235)	73	0	(162)
	Caterpillar, Inc.	1.000	03/20/2016	0.075		9,200	126	(62)	64	0
	Ford Motor Co.	5.000	09/20/2021	1.370		1,500	363	(48)	315	0
	Petrobras International Finance Co.	1.000	06/20/2018	3.678		58,900	(2,867)	(1,523)	0	(4,390)
	Petrobras International Finance Co.	1.000	09/20/2019	4.019		38,000	(2,102)	(2,234)	0	(4,336)
	Safeway Ltd.	1.000	09/20/2019	0.905	EUR	4,100	(69)	88	19	0
	Spain Government International Bond	1.000	09/20/2021	1.155		$100	1	(2)	0	(1)
	Teck Resources Ltd.	1.000	06/20/2019	2.703		5,000	(96)	(219)	0	(315)
	Tesco PLC	1.000	06/20/2019	1.310	EUR	17,300	(47)	(181)	0	(228)
BRC	AT&T, Inc.	1.000	06/20/2019	0.565		$7,100	132	(10)	122	0
	Berkshire Hathaway Finance Corp.	1.000	12/20/2017	0.343		65,050	(865)	1,937	1,072	0
	Berkshire Hathaway, Inc.	1.000	12/20/2019	0.606		4,000	81	(12)	69	0
	Brazil Government International Bond	1.000	06/20/2017	1.608		12,200	(173)	31	0	(142)
	Brazil Government International Bond	1.000	03/20/2020	2.463		9,050	(846)	271	0	(575)
	Brazil Government International Bond	1.000	06/20/2020	2.528		11,600	(767)	(38)	0	(805)
	Ford Motor Co.	5.000	06/20/2019	0.821		6,000	1,166	(190)	976	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2019	1.854		5,900	(138)	(51)	0	(189)
	Goldman Sachs Group, Inc.	1.000	09/20/2020	94.306		2,000	5	1	6	0
	Italy Government International Bond	1.000	12/20/2018	1.055		10,600	(743)	726	0	(17)
	Italy Government International Bond	1.000	03/20/2020	1.239		14,700	(24)	(129)	0	(153)
	Italy Government International Bond	1.000	06/20/2020	1.270		3,600	5	(49)	0	(44)
	Mexico Government International Bond	1.000	09/20/2022	1.618		9,900	(463)	68	0	(395)
	Petrobras Global Finance BV	1.000	06/20/2020	4.203		7,000	(861)	(108)	0	(969)
	Petrobras International Finance Co.	1.000	06/20/2018	3.678		7,500	(346)	(213)	0	(559)
	Spain Government International Bond	1.000	06/20/2019	0.891		50,000	194	28	222	0
	Telecom Italia SpA	1.000	06/20/2019	1.336	EUR	10,000	(868)	725	0	(143)
	Telefonica Emisiones S.A.U.	1.000	12/20/2019	0.799		7,100	49	23	72	0
	Tesco PLC	1.000	09/20/2019	1.370		2,500	22	(64)	0	(42)
	Tesco PLC	1.000	12/20/2019	1.472		5,700	(31)	(98)	0	(129)
	Toll Brothers Finance Corp.	1.000	03/20/2021	1.463		$5,700	(371)	232	0	(139)
	Verizon Communications, Inc.	1.000	06/20/2019	0.541		6,700	127	(6)	121	0
	Whirlpool Corp.	1.000	03/20/2019	0.477		100	0	2	2	0
CBK	Barrick Gold Corp.	1.000	06/20/2019	1.102		20,000	(518)	445	0	(73)
	Brazil Government International Bond	1.000	06/20/2020	2.528		600	(53)	11	0	(42)
	Ford Motor Co.	5.000	06/20/2019	0.821		5,600	1,097	(186)	911	0
	Ford Motor Credit Co. LLC	5.000	06/20/2021	1.014		10,000	2,432	(205)	2,227	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2016	0.453		1,500	(16)	24	8	0
	General Electric Capital Corp.	1.000	09/20/2016	0.181		500	(10)	15	5	0
	General Electric Capital Corp.	1.000	09/20/2019	0.452		1,000	(102)	125	23	0
	Italy Government International Bond	1.000	12/20/2018	1.055		13,400	(1,022)	1,001	0	(21)
	Italy Government International Bond	1.000	03/20/2020	1.239		114,500	163	(1,355)	0	(1,192)
	MetLife, Inc.	1.000	09/20/2016	0.158		600	(18)	24	6	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		7,600	(109)	148	39	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		15,400	63	(82)	0	(19)
	Safeway Ltd.	1.000	09/20/2019	0.905	EUR	1,050	(18)	23	5	0
	Spain Government International Bond	1.000	12/20/2018	0.826		$19,400	(788)	907	119	0
	Spain Government International Bond	1.000	06/20/2019	0.891		42,650	208	(18)	190	0
	Spain Government International Bond	1.000	03/20/2020	0.980		900	9	(8)	1	0
	Spain Government International Bond	1.000	06/20/2020	1.006		1,600	21	(21)	0	0
	Telecom Italia SpA	1.000	06/20/2019	1.336	EUR	5,000	(434)	363	0	(71)
	Tesco PLC	1.000	06/20/2019	1.310		7,500	(8)	(91)	0	(99)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.122		$2,000	(5)	23	18	0
DBL	Brazil Government International Bond	1.000	09/20/2020	2.587		5,500	(397)	(16)	0	(413)
DUB	Berkshire Hathaway, Inc.	1.000	12/20/2023	1.079		4,000	3	(26)	0	(23)
	Berkshire Hathaway, Inc.	1.000	06/20/2024	1.115		17,050	(72)	(78)	0	(150)
	BP Capital Markets America, Inc.	1.000	12/20/2018	0.482	EUR	5,000	137	(35)	102	0
	BP Capital Markets America, Inc.	1.000	03/20/2016	0.153		$1,500	3	7	10	0
	Brazil Government International Bond	1.000	06/20/2017	1.608		16,200	(241)	53	0	(188)
	Citigroup, Inc.	1.000	09/20/2017	0.406		1,800	(143)	167	24	0
	Ford Motor Co.	5.000	06/20/2019	0.821		3,050	593	(97)	496	0
	General Electric Capital Corp.	1.000	09/20/2015	0.121		50,000	457	(344)	113	0
	General Electric Capital Corp.	1.000	03/20/2019	0.401		3,000	44	22	66	0
	Italy Government International Bond	1.000	03/20/2019	1.096		39,000	(794)	669	0	(125)
	Italy Government International Bond	1.000	06/20/2019	1.134		134,400	316	(969)	0	(653)

	Italy Government International Bond	1.000	09/20/2019	1.166		70,100	(284)	(170)	0	(454)
	MetLife, Inc.	1.000	12/20/2018	0.449		15,000	70	217	287	0
	MetLife, Inc.	5.000	09/20/2019	0.558		1,100	134	69	203	0
	MetLife, Inc.	1.000	09/20/2021	0.902		11,000	100	(34)	66	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		13,300	41	(35)	6	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		19,400	(57)	34	0	(23)
	Pacific Gas & Electric Co.	1.000	06/20/2021	0.720		2,000	(88)	120	32	0
	Prudential Financial, Inc.	1.000	12/20/2018	0.473		19,000	0	347	347	0
	Safeway Ltd.	1.000	09/20/2019	0.905	EUR	4,150	(77)	97	20	0
	Spain Government International Bond	1.000	06/20/2019	0.891		$44,100	150	46	196	0
	Tesco PLC	1.000	06/20/2019	1.310	EUR	18,000	(37)	(200)	0	(237)
FBF	American International Group, Inc.	1.000	06/20/2019	0.490		$450	7	2	9	0
	Anadarko Petroleum Corp.	1.000	09/20/2017	0.389		700	(20)	30	10	0
	AT&T, Inc.	1.000	03/20/2023	1.083		21,400	(575)	457	0	(118)
	Bank of America Corp.	1.000	09/20/2017	0.349		3,200	(243)	290	47	0
	Brazil Government International Bond	1.000	09/20/2020	2.587		2,000	(156)	6	0	(150)
	Ford Motor Co.	5.000	06/20/2019	0.821		1,700	328	(51)	277	0
	Glencore Finance Europe S.A.	1.000	12/20/2018	1.090	EUR	200	(7)	6	0	(1)
	MetLife, Inc.	1.000	09/20/2017	0.290		$20,000	(1,708)	2,029	321	0
	Mexico Government International Bond	1.000	09/20/2017	0.780		5,200	(78)	105	27	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		6,250	12	(9)	3	0
	Telecom Italia SpA	1.000	06/20/2019	1.336	EUR	10,000	(868)	725	0	(143)
	Telefonica Emisiones S.A.U.	1.000	06/20/2021	1.038		3,000	(165)	159	0	(6)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.122		$7,900	(34)	104	70	0
GST	American International Group, Inc.	1.000	09/20/2021	0.844		15,000	(1,601)	1,741	140	0
	BP Capital Markets America, Inc.	1.000	03/20/2016	0.153		2,500	5	11	16	0
	BP Capital Markets America, Inc.	1.000	06/20/2016	0.189		8,700	78	(6)	72	0
	Brazil Government International Bond	1.000	06/20/2020	2.528		4,050	(250)	(31)	0	(281)
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2016	0.453		7,100	(77)	117	40	0
	Gazprom OAO Via Gaz Capital S.A.	1.000	09/20/2015	3.392		9,750	(90)	40	0	(50)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.467		3,000	(493)	51	0	(442)
	Italy Government International Bond	1.000	12/20/2018	1.055		27,600	(1,798)	1,754	0	(44)
	Italy Government International Bond	1.000	03/20/2020	1.239		55,000	79	(651)	0	(572)
	Italy Government International Bond	1.000	06/20/2020	1.270		23,550	0	(291)	0	(291)
	MetLife, Inc.	1.000	12/20/2015	0.112		16,600	(758)	833	75	0
	Mexico Government International Bond	1.000	03/20/2018	0.874		27,050	133	(35)	98	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		2,900	8	(7)	1	0
	Petrobras International Finance Co.	1.000	09/20/2019	4.019		25,000	(1,410)	(1,443)	0	(2,853)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		10,100	(1,125)	(111)	0	(1,236)
	Telefonica Emisiones S.A.U.	1.000	09/20/2019	0.749	EUR	13,100	153	4	157	0
	Tesco PLC	1.000	09/20/2019	1.370		2,500	24	(66)	0	(42)
	Time Warner Cable, Inc.	1.000	12/20/2020	1.612		$1,100	(125)	91	0	(34)
HUS	Brazil Government International Bond	1.000	06/20/2017	1.608		26,700	(384)	74	0	(310)
	Brazil Government International Bond	1.000	03/20/2020	2.463		2,000	(179)	52	0	(127)
	Brazil Government International Bond	1.000	09/20/2020	2.587		5,000	(372)	(4)	0	(376)
	Italy Government International Bond	1.000	06/20/2019	1.134		123,100	(1,412)	814	0	(598)
	Italy Government International Bond	1.000	06/20/2020	1.270		4,000	(4)	(45)	0	(49)
	Mexico Government International Bond	1.000	12/20/2018	0.994		8,000	(27)	31	4	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		16,400	8	(28)	0	(20)
	Petrobras International Finance Co.	1.000	06/20/2019	3.966		9,700	(699)	(334)	0	(1,033)
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		2,600	(292)	(26)	0	(318)
	Spain Government International Bond	1.000	12/20/2018	0.826		7,300	(234)	279	45	0
	Spain Government International Bond	1.000	12/20/2019	0.950		43,800	168	(64)	104	0
	Spain Government International Bond	1.000	06/20/2020	1.006		10,950	135	(136)	0	(1)
	Toyota Motor Credit Corp.	1.000	06/20/2016	0.122		11,000	(65)	163	98	0
JPM	BP Capital Markets America, Inc.	1.000	03/20/2016	0.153		19,200	137	(13)	124	0
	Brazil Government International Bond	1.000	03/20/2020	2.463		3,625	(342)	112	0	(230)
	Brazil Government International Bond	1.000	06/20/2020	2.528		3,300	(221)	(8)	0	(229)
	Caterpillar, Inc.	1.000	03/20/2016	0.075		5,200	71	(35)	36	0
	Ford Motor Co.	5.000	03/20/2019	0.761		2,550	476	(80)	396	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2019	1.854		10,000	(330)	10	0	(320)
	Gazprom OAO Via Gaz Capital S.A.	1.000	06/20/2020	4.467		1,700	(282)	31	0	(251)
	Genworth Holdings, Inc.	5.000	06/20/2019	2.716		10,000	1,835	(981)	854	0
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.983		10,000	41	(30)	11	0
	Italy Government International Bond	1.000	06/20/2020	1.270		50,000	74	(692)	0	(618)
	MetLife, Inc.	1.000	12/20/2015	0.112		4,300	(193)	212	19	0
	Mexico Government International Bond	1.000	06/20/2018	0.910		25,000	237	(165)	72	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		52,300	209	(272)	0	(63)
	Morgan Stanley	1.000	03/20/2019	0.646		1,800	0	24	24	0
	Petrobras International Finance Co.	1.000	12/20/2019	4.087		6,900	(779)	(66)	0	(845)
	Russia Government International Bond	1.000	06/20/2020	3.365		700	(96)	23	0	(73)
	Spain Government International Bond	1.000	06/20/2019	0.891		4,300	19	0	19	0
	Spain Government International Bond	1.000	06/20/2020	1.006		9,750	111	(111)	0	0
	Williams Cos., Inc.	1.000	09/20/2019	0.931		3,800	9	3	12	0
MYC	Anadarko Petroleum Corp.	1.000	06/20/2017	0.373		20,500	(1,076)	1,335	259	0
	Anadarko Petroleum Corp.	1.000	09/20/2017	0.389		11,000	(284)	436	152	0
	Barrick Gold Corp.	1.000	06/20/2018	0.699		7,550	(263)	332	69	0
	Barrick Gold Corp.	1.000	12/20/2018	0.895		1,300	(53)	58	5	0
	Citigroup, Inc.	1.000	12/20/2017	0.452		3,000	(76)	117	41	0
	Ford Motor Co.	5.000	03/20/2019	0.761		2,250	419	(69)	350	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	06/20/2019	1.854		12,800	(217)	(193)	0	(410)
	Goldman Sachs Group, Inc.	1.000	12/20/2020	0.983		10,000	44	(33)	11	0
	Italy Government International Bond	1.000	12/20/2018	1.055		14,400	(938)	915	0	(23)
	Italy Government International Bond	1.000	03/20/2019	1.096		68,400	134	(354)	0	(220)
	Italy Government International Bond	1.000	06/20/2019	1.134		30,100	(254)	108	0	(146)
	Italy Government International Bond	1.000	09/20/2019	1.166		12,200	(128)	49	0	(79)
	Italy Government International Bond	1.000	06/20/2020	1.270		40,600	75	(577)	0	(502)
	Mexico Government International Bond	1.000	03/20/2018	0.874		18,900	92	(23)	69	0
	Mexico Government International Bond	1.000	06/20/2018	0.910		25,000	231	(159)	72	0
	Mexico Government International Bond	1.000	12/20/2018	0.994		21,200	(45)	55	10	0
	Mexico Government International Bond	1.000	03/20/2019	1.040		8,950	35	(46)	0	(11)
	Petrobras International Finance Co.	1.000	03/20/2018	3.578		5,500	(249)	(115)	0	(364)
	Russian Railways	1.000	03/20/2016	3.598		700	(16)	3	0	(13)
	Spain Government International Bond	1.000	12/20/2018	0.826		46,800	(2,760)	3,048	288	0
	Spain Government International Bond	1.000	03/20/2019	0.860		1,900	(17)	27	10	0
	Spain Government International Bond	1.000	06/20/2019	0.891		102,300	479	(24)	455	0
	Spain Government International Bond	1.000	09/20/2019	0.918		24,500	363	(275)	88	0
	Spain Government International Bond	1.000	12/20/2019	0.950		58,000	251	(113)	138	0
RYL	Alcoa, Inc.	1.000	06/20/2021	2.238		2,600	(232)	58	0	(174)
	Comcast Corp.	1.000	12/20/2015	0.032		1,200	0	6	6	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000	03/20/2016	0.312		12,500	(48)	114	66	0
UAG	MetLife, Inc.	1.000	12/20/2015	0.112		7,500	(370)	404	34	0

							$(30,506)	$13,724	$16,235	$(33,017)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-24 5-Year Index	1.000%	06/20/2020	$25,000	$75	$(76)	$0	$(1)
GST	MCDX-24 5-Year Index	1.000	06/20/2020	21,700	70	(71)	0	(1)
MYC	MCDX-24 5-Year Index	1.000	06/20/2020	17,800	54	(55)	0	(1)

					$199	$(202)	$0	$(3)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	167,800	$(212)	$(1,298)	$0	$(1,510)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		43,900	(67)	(230)	0	(297)
	Pay	1-Year BRL-CDI	12.055	01/04/2021		75,000	(133)	(55)	0	(188)
	Pay	3-Month EUR-EXT-CPI Index	1.050	09/15/2019	EUR	15,900	(4)	(89)	0	(93)
BPS	Pay	1-Year BRL-CDI	11.680	01/04/2021	BRL	35,000	(53)	(183)	0	(236)
	Pay	3-Month EUR-EXT-CPI Index	1.050	09/15/2019	EUR	47,200	(79)	(197)	0	(276)
	Pay	3-Month EUR-EXT-CPI Index	1.000	10/15/2019		90,400	(207)	99	0	(108)
CBK	Pay	1-Year BRL-CDI	12.055	01/04/2021	BRL	235,000	(435)	(153)	0	(588)
DUB	Pay	1-Year BRL-CDI	11.500	01/04/2021		426,100	(166)	(3,668)	0	(3,834)
	Pay	3-Month USD-CPURNSA Index	1.540	11/07/2016		$11,000	0	(178)	0	(178)
FBF	Pay	1-Year BRL-CDI	11.500	01/04/2021	BRL	111,500	(2)	(1,001)	0	(1,003)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		234,200	(382)	(1,200)	0	(1,582)
GLM	Pay	1-Year BRL-CDI	11.500	01/04/2021		131,900	(131)	(1,056)	0	(1,187)
HUS	Pay	1-Year BRL-CDI	11.500	01/04/2021		277,000	37	(2,529)	0	(2,492)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		62,700	(200)	(224)	0	(424)
MYC	Pay	3-Month USD-CPURNSA Index	1.533	11/07/2016		$47,400	1	(761)	0	(760)
UAG	Pay	1-Year BRL-CDI	11.500	01/04/2021	BRL	55,100	(49)	(447)	0	(496)
	Pay	1-Year BRL-CDI	11.680	01/04/2021		29,300	(122)	(76)	0	(198)

							$(2,204)	$(13,246)	$0	$(15,450)

Total Swap Agreements							$(32,511)	$276	$16,235	$(48,470)

(m)	Securities with an aggregate market value of $28,965 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$808,736	$308,105	$1,116,841
Corporate Bonds & Notes
Banking & Finance	0	4,839,725	24,574	4,864,299
Industrials	0	6,601,613	63,547	6,665,160
Utilities	0	3,179,823	0	3,179,823
Municipal Bonds & Notes
California	0	604,158	0	604,158
Florida	0	8,408	0	8,408
Georgia	0	61,963	0	61,963
Illinois	0	23,159	0	23,159
Indiana	0	2,257	0	2,257
Kentucky	0	466	0	466
Massachusetts	0	4,693	0	4,693
Mississippi	0	4,082	0	4,082
New Jersey	0	42,890	0	42,890
New York	0	202,112	0	202,112
Ohio	0	113,375	0	113,375
Pennsylvania	0	18,811	0	18,811
Tennessee	0	22,157	0	22,157
Texas	0	54,145	0	54,145
U.S. Government Agencies	0	8,401	0	8,401
U.S. Treasury Obligations	0	4,098,732	0	4,098,732
Mortgage-Backed Securities	0	4,509	0	4,509
Asset-Backed Securities	0	39,466	36,333	75,799
Sovereign Issues	0	399,766	0	399,766
Convertible Preferred Securities
Banking & Finance	0	23,740	0	23,740
Preferred Securities
Banking & Finance	9,383	33,775	0	43,158
Utilities	14,662	14,718	0	29,380
Short-Term Instruments
Repurchase Agreements	0	4,400	0	4,400
U.S. Treasury Bills	0	98,519	0	98,519
	$24,045	$21,318,599	$432,559	$21,775,203

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,110	$0	$0	$34,110

Total Investments	$58,155	$21,318,599	$432,559	$21,809,313

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,058)	$0	$(1,058)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,626	17,977	0	23,603
Over the counter	0	106,819	0	106,819
	$5,626	$124,796	$0	$130,422

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,304)	(3,164)	0	(8,468)
Over the counter	(192)	(105,341)	0	(105,533)

	$(5,496)	$(108,505)	$0	$(114,001)

Totals	$58,285	$21,333,832	$432,559	$21,824,676

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$329,631	$(487)	$(20,873)	$(8)	$38	$(196)	$0	$0	$308,105	$(118)
Corporate Bonds & Notes
Banking & Finance	25,814	0	0	0	0	(1,240)	0	0	24,574	(1,241)
Industrials	244,862	7,500	(73,779)	(488)	(1,877)	(2,681)	0	(109,990)	63,547	(1,746)
Utilities	22,333	0	(1,596)	(8)	(93)	(1,081)	0	(19,555)	0	0
Asset-Backed Securities	37,823	0	(1,183)	2	0	(309)	0	0	36,333	(309)

Totals	$660,463	$7,013	$(97,431)	$(502)	$(1,932)	$(5,507)	$0	$(129,545)	$432,559	$(3,414)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$308,105	Proxy Pricing	Base Price	99.88 - 102.13
Corporate Bonds & Notes
Banking & Finance	24,574	Proxy Pricing	Base Price	102.67
	63,547	Third Party Vendor	Broker Quote	98.59 - 108.75
Asset-Backed Securities	2,009	Proxy Pricing	Base Price	100.47
	34,324	Third Party Vendor	Broker Quote	99.03 - 99.81

Total	$432,559

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 79.1%
CORPORATE BONDS & NOTES 29.7%
BANKING & FINANCE 17.8%
American Express Credit Corp.
1.012% due 05/26/2020	$2,350	$2,354
2.375% due 05/26/2020	1,500	1,489
American International Group, Inc.
3.375% due 08/15/2020	1,150	1,191
4.875% due 06/01/2022	448	492
5.600% due 10/18/2016	100	105
Banco do Brasil S.A.
3.875% due 10/10/2022	400	364
Bank of America Corp.
5.750% due 12/01/2017	200	218
6.875% due 04/25/2018	300	339
6.875% due 11/15/2018	1,600	1,836
7.625% due 06/01/2019	1,400	1,662
Bank of America N.A.
0.566% due 06/15/2016	500	498
0.586% due 06/15/2017	1,600	1,589
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.829% due 03/05/2018	1,950	1,954
Citigroup, Inc.
0.822% due 03/10/2017	3,200	3,192
8.500% due 05/22/2019	1,300	1,586
Credit Agricole S.A.
4.375% due 03/17/2025	700	672
Credit Suisse
3.000% due 10/29/2021	2,000	1,984
Ford Motor Credit Co. LLC
8.125% due 01/15/2020	2,250	2,748
Goldman Sachs Group, Inc.
7.500% due 02/15/2019	3,500	4,110
Intesa Sanpaolo SpA
3.125% due 01/15/2016	1,500	1,512
JPMorgan Chase & Co.
0.794% due 02/15/2017	1,500	1,503
1.232% due 01/23/2020	200	202
1.625% due 05/15/2018	200	199
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	2,600	2,835
Lloyds Bank PLC
2.400% due 03/17/2020	1,350	1,347
Morgan Stanley
7.300% due 05/13/2019	2,500	2,941
Qatari Diar Finance Co.
3.500% due 07/21/2015	100	100
5.000% due 07/21/2020	2,300	2,568
QNB Finance Ltd.
3.375% due 02/22/2017	3,500	3,614
Rabobank Group
3.950% due 11/09/2022	3,250	3,251
Sumitomo Mitsui Banking Corp.
0.856% due 01/16/2018	700	700
Synchrony Financial
1.509% due 02/03/2020	1,450	1,458
U.S. Bank N.A.
0.577% due 01/26/2018	2,100	2,098
UBS AG
0.843% due 06/01/2017	2,000	1,996
0.981% due 03/26/2018	1,500	1,500
Waha Aerospace BV
3.925% due 07/28/2020	1,650	1,720
Wells Fargo & Co.
0.958% due 01/30/2020	5,050	5,031

		62,958

INDUSTRIALS 8.6%
AbbVie, Inc.
2.500% due 05/14/2020	1,000	991
Actavis Funding SCS
3.000% due 03/12/2020	850	855
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	2,500	2,473

Altria Group, Inc.
4.750% due 05/05/2021	1,000	1,084
10.200% due 02/06/2039	97	160
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	1,300	1,286
Amgen, Inc.
3.450% due 10/01/2020	1,050	1,087
3.875% due 11/15/2021	450	472
CC Holdings GS LLC
3.849% due 04/15/2023	3,160	3,104
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,800	3,602
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	616	636
Enterprise Products Operating LLC
2.550% due 10/15/2019	350	350
Microsoft Corp.
2.375% due 02/12/2022	1,250	1,227
Oracle Corp.
3.875% due 07/15/2020	1,248	1,340
QUALCOMM, Inc.
3.000% due 05/20/2022	700	697
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	1,000	987
Southwestern Energy Co.
4.100% due 03/15/2022	100	98
7.500% due 02/01/2018	2,900	3,236
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,745

		30,430

UTILITIES 3.3%
AT&T, Inc.
2.450% due 06/30/2020	900	882
BP Capital Markets PLC
3.245% due 05/06/2022	690	692
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,200	1,300
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,412
Petroleos Mexicanos
5.500% due 01/21/2021	600	652
Progress Energy, Inc.
4.400% due 01/15/2021	302	323
Shell International Finance BV
0.729% due 05/11/2020	3,300	3,290
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	525
Verizon Communications, Inc.
2.036% due 09/14/2018	100	104
2.625% due 02/21/2020	2,000	1,996
3.650% due 09/14/2018	400	420
4.500% due 09/15/2020	300	324

		11,920

Total Corporate Bonds & Notes (Cost $105,634)		105,308

MUNICIPAL BONDS & NOTES 0.7%
WASHINGTON 0.7%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,561

Total Municipal Bonds & Notes (Cost $2,500)		2,561

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
1.875% due 09/18/2018	5,000	5,111
3.980% due 07/01/2021	2,300	2,505
5.500% due 04/01/2034 - 04/01/2039	1,733	1,954
Freddie Mac
1.000% due 03/08/2017	16,000	16,101

Total U.S. Government Agencies (Cost $25,443)		25,671

U.S. TREASURY OBLIGATIONS 30.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	2,524	2,554
0.125% due 07/15/2022	11,831	11,736
0.375% due 07/15/2023	3,965	3,976
U.S. Treasury Notes
0.250% due 09/15/2015	40,300	40,310
0.875% due 01/15/2018	50,000	49,996

Total U.S. Treasury Obligations (Cost $108,129)		108,572

ASSET-BACKED SECURITIES 4.7%
Chase Issuance Trust
1.360% due 04/15/2020	850	848
Citibank Credit Card Issuance Trust
0.615% due 09/10/2020	1,000	1,003
Navient Student Loan Trust
0.487% due 09/26/2022	1,014	1,014
0.539% due 07/25/2030	1,100	1,099
SLC Student Loan Trust
0.376% due 06/15/2024	910	906
0.386% due 09/15/2026	1,100	1,091
SLM Student Loan Trust
0.277% due 07/25/2017	59	59
0.367% due 07/25/2019	826	825
0.367% due 10/25/2024	1,028	1,021
0.377% due 10/27/2025	861	858
0.387% due 10/25/2024	816	814
0.387% due 07/27/2026	856	853
0.447% due 07/25/2023	993	989
0.486% due 03/15/2019	708	708
0.487% due 04/25/2023	916	914
0.887% due 01/25/2029	1,283	1,289
1.777% due 04/25/2023	1,635	1,679
South Carolina Student Loan Corp.
1.033% due 03/02/2020	704	707

Total Asset-Backed Securities (Cost $16,651)		16,677

SOVEREIGN ISSUES 3.1%
Export-Import Bank of Korea
1.133% due 09/17/2016	700	703
1.250% due 11/20/2015	200	200
4.375% due 09/15/2021	700	761
5.000% due 04/11/2022	1,700	1,915
5.125% due 06/29/2020	100	112
Korea Development Bank
1.500% due 01/22/2018	4,000	3,976
Mexico Government International Bond
5.125% due 01/15/2020	850	940
Qatar Government International Bond
5.250% due 01/20/2020	2,100	2,365

Total Sovereign Issues (Cost $10,954)		10,972

SHORT-TERM INSTRUMENTS 2.9%
CERTIFICATES OF DEPOSIT 2.8%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015	3,400	3,398
Intesa Sanpaolo SpA
1.656% due 04/11/2016	1,900	1,905
Sumitomo Mitsui Banking Corp.
0.599% due 04/29/2016	4,600	4,600

		9,903

REPURCHASE AGREEMENTS (b) 0.1%		510

Total Short-Term Instruments (Cost $10,421)		10,413

Total Investments in Securities (Cost $279,733)		280,174

	SHARES
INVESTMENTS IN AFFILIATES 20.3%
SHORT-TERM INSTRUMENTS 20.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.3%
PIMCO Short-Term Floating NAV Portfolio III	7,263,629	72,041

Total Short-Term Instruments (Cost $72,024)		72,041

Total Investments in Affiliates (Cost $72,024)		72,041

Total Investments 99.4% (Cost $351,757)		$352,215
Financial Derivative Instruments (c)(d) 0.0% (Cost or Premiums, net $18)		(20)
Other Assets and Liabilities, net 0.6%		2,149

Net Assets 100.0%		$354,344

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$510	Fannie Mae 2.260% due 10/17/2022	$(525)	$510	$510

Total Repurchase Agreements						$(525)	$510	$510

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note September Futures	Short	09/2015	30	$(27)	$1	$0
U.S. Treasury 10-Year Note September Futures	Short	09/2015	74	83	3	0

Total Futures Contracts				$56	$4	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	$4,900	$4	$(18)	$1	$0
Receive	3-Month USD-LIBOR	2.500	12/16/2025	5,300	42	(39)	4	0

					$46	$(57)	$5	$0

Total Swap Agreements					$46	$(57)	$5	$0

Cash of $668 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Spain Government International Bond	1.000%	06/20/2020	1.006%	$2,600	$10	$(10)	$0	$0
BRC	Berkshire Hathaway, Inc.	1.000	03/20/2020	0.645	1,200	23	(3)	20	0
	Philippines Government International Bond	1.000	06/20/2019	0.691	400	0	5	5	0
DUB	Brazil Government International Bond	1.000	09/20/2022	2.911	400	(23)	(24)	0	(47)
	China Government International Bond	1.000	12/20/2019	0.787	800	6	1	7	0
	Prudential Financial, Inc.	1.000	03/20/2019	0.515	1,900	34	0	34	0
GST	Brazil Government International Bond	1.000	06/20/2019	2.267	700	(21)	(12)	0	(33)
	MetLife, Inc.	1.000	06/20/2020	0.705	1,400	15	5	20	0
HUS	Brazil Government International Bond	1.000	09/20/2022	2.911	500	(30)	(29)	0	(59)
JPM	China Government International Bond	1.000	12/20/2019	0.787	300	2	1	3	0
	Philippines Government International Bond	1.000	06/20/2019	0.691	1,700	2	19	21	0

						$18	$(47)	$110	$(139)

Total Swap Agreements						$18	$(47)	$110	$(139)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$62,958	$0	$62,958
Industrials	0	30,430	0	30,430
Utilities	0	11,920	0	11,920
Municipal Bonds & Notes
Washington	0	2,561	0	2,561
U.S. Government Agencies	0	25,671	0	25,671
U.S. Treasury Obligations	0	108,572	0	108,572
Asset-Backed Securities	0	16,677	0	16,677
Sovereign Issues	0	10,972	0	10,972
Short-Term Instruments
Certificates of Deposit	0	9,903	0	9,903
Repurchase Agreements	0	510	0	510
	$0	$280,174	$0	$280,174

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$72,041	$0	$0	$72,041

Total Investments	$72,041	$280,174	$0	$352,215

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	5	0	9
Over the counter	0	110	0	110
	$4	$115	$0	$119

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(139)	$0	$(139)

Totals	$72,045	$280,150	$0	$352,195

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.6%
CORPORATE BONDS & NOTES 35.5%
BANKING & FINANCE 19.3%
Abbey National Treasury Services PLC
0.796% due 03/13/2017	$5,400	$5,396
4.000% due 04/27/2016	200	205
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,569
American Express Bank FSB
6.000% due 09/13/2017	615	672
American Express Credit Corp.
0.764% due 08/15/2019	5,200	5,142
Bank of America Corp.
5.650% due 05/01/2018	2,700	2,966
5.750% due 12/01/2017	100	109
6.875% due 04/25/2018	500	565
7.625% due 06/01/2019	2,100	2,492
Barclays Bank PLC
5.125% due 01/08/2020	1,000	1,112
BNP Paribas S.A.
5.000% due 01/15/2021	2,000	2,210
Citigroup, Inc.
6.125% due 05/15/2018	4,500	5,022
Corp. Andina de Fomento
3.750% due 01/15/2016	74	75
5.750% due 01/12/2017	36	38
8.125% due 06/04/2019	85	104
Credit Agricole S.A.
4.375% due 03/17/2025	1,100	1,056
Credit Suisse
3.000% due 10/29/2021	4,000	3,968
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	1,100	1,099
3.000% due 06/12/2017	1,700	1,739
3.984% due 06/15/2016	200	205
8.125% due 01/15/2020	800	977
Goldman Sachs Group, Inc.
1.437% due 04/23/2020	1,800	1,820
1.884% due 11/29/2023	1,500	1,528
5.250% due 07/27/2021	1,250	1,388
HSBC Finance Corp.
6.676% due 01/15/2021	2,500	2,893
JPMorgan Chase & Co.
1.232% due 01/23/2020	400	404
4.250% due 10/15/2020	200	214
4.400% due 07/22/2020	700	754
Lloyds Bank PLC
2.400% due 03/17/2020	1,950	1,945
Morgan Stanley
5.500% due 07/24/2020	3,000	3,364
Murray Street Investment Trust
4.647% due 03/09/2017	1,100	1,156
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	4,019
QNB Finance Ltd.
3.125% due 11/16/2015	2,500	2,520
3.375% due 02/22/2017	2,700	2,788
Rabobank Group
3.950% due 11/09/2022	5,250	5,251
Simon Property Group LP
3.375% due 10/01/2024	5,800	5,761
Sumitomo Mitsui Banking Corp.
0.856% due 01/16/2018	850	851
UBS AG
0.915% due 08/14/2019	5,800	5,798
Waha Aerospace BV
3.925% due 07/28/2020	110	115

		79,290

INDUSTRIALS 13.1%
AbbVie, Inc.
1.200% due 11/06/2015	500	501
2.900% due 11/06/2022	2,700	2,616
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	1,323	1,309

American Airlines Pass-Through Trust
5.250% due 07/31/2022	361	390
Amgen, Inc.
3.450% due 10/01/2020	500	517
3.875% due 11/15/2021	2,200	2,308
Baidu, Inc.
2.750% due 06/09/2019	5,300	5,309
Cardinal Health, Inc.
1.950% due 06/15/2018	1,300	1,302
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	982
Celgene Corp.
1.900% due 08/15/2017	1,200	1,213
CNOOC Finance Ltd.
3.000% due 05/09/2023	5,700	5,402
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	553	563
4.750% due 07/12/2022	639	679
9.000% due 01/08/2018	1,215	1,297
CVS Pass-Through Trust
7.507% due 01/10/2032	1,539	1,941
Energy Transfer Partners LP
6.700% due 07/01/2018	510	569
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,500	2,500
General Electric Co.
2.700% due 10/09/2022	1,591	1,556
HJ Heinz Co.
3.500% due 07/15/2022 (a)	1,200	1,206
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,551
6.850% due 02/15/2020	700	809
9.000% due 02/01/2019	400	481
Microsoft Corp.
2.375% due 02/12/2022	1,850	1,817
NBC Universal Media LLC
4.375% due 04/01/2021	1,200	1,299
Noble Holding International Ltd.
3.450% due 08/01/2015	400	400
Oracle Corp.
3.400% due 07/08/2024	3,200	3,207
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,015
Reynolds American, Inc.
4.000% due 06/12/2022	1,200	1,226
4.850% due 09/15/2023	600	634
Southwestern Energy Co.
4.100% due 03/15/2022	300	294
7.500% due 02/01/2018	2,100	2,344
ST Engineering Financial Ltd.
4.800% due 07/16/2019	4,810	5,274
Sunoco, Inc.
5.750% due 01/15/2017	500	527
Teva Pharmaceutical Finance LLC
2.250% due 03/18/2020	250	246
UnitedHealth Group, Inc.
3.875% due 10/15/2020	427	453

		53,737

UTILITIES 3.1%
AT&T, Inc.
2.450% due 06/30/2020	300	294
3.000% due 06/30/2022	2,200	2,125
BP Capital Markets PLC
3.245% due 05/06/2022	3,000	3,008
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	116
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	76
3.250% due 06/15/2023	373	371
Petroleos Mexicanos
5.500% due 01/21/2021	2,500	2,717
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	229	248
Verizon Communications, Inc.
3.000% due 11/01/2021	3,300	3,257

4.500% due 09/15/2020	500	540

		12,752

Total Corporate Bonds & Notes (Cost $146,305)		145,779

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.5%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	912
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	791
University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2037	500	525

		2,228

NEW YORK 0.4%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,001
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	552

		1,553

OHIO 0.0%
Cincinnati Water System Revenue, Ohio Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	114

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	210
5.000% due 01/01/2016	200	205

		415

TEXAS 0.6%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,288

Total Municipal Bonds & Notes (Cost $6,558)		6,598

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
2.500% due 02/01/2043 - 04/01/2045	10,939	10,483
3.000% due 04/01/2043 - 08/01/2045	20,738	20,574
3.500% due 08/01/2030 - 08/01/2045	13,000	13,467
3.820% due 09/01/2021	1,953	2,102
3.980% due 07/01/2021	2,500	2,723
5.000% due 04/01/2023 - 11/01/2044	15,627	17,269
5.500% due 07/01/2045	11,000	12,354
Freddie Mac
1.250% due 08/01/2019	1,100	1,088
3.500% due 06/01/2044	825	848
Ginnie Mae
3.500% due 08/01/2045	12,000	12,399
4.000% due 07/01/2045 - 08/01/2045	20,000	21,154

Total U.S. Government Agencies (Cost $114,591)		114,461

U.S. TREASURY OBLIGATIONS 16.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2019	8,077	8,175
0.125% due 04/15/2020	4,041	4,072
0.125% due 07/15/2022	8,025	7,960
0.375% due 07/15/2023	9,861	9,889
2.375% due 01/15/2025	502	590
U.S. Treasury Notes
1.500% due 08/31/2018	36,100	36,548

Total U.S. Treasury Obligations (Cost $66,275)		67,234

ASSET-BACKED SECURITIES 5.9%
Ally Auto Receivables Trust
0.930% due 06/20/2017	1,400	1,400
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,198
1.840% due 04/15/2022	1,700	1,682
Citibank Credit Card Issuance Trust
0.615% due 09/10/2020	1,550	1,554
Ford Credit Auto Owner Trust
0.720% due 03/15/2018	1,900	1,899

Navient Student Loan Trust
0.487% due 09/26/2022	1,429	1,430
0.539% due 07/25/2030	1,650	1,648
SLC Student Loan Trust
0.376% due 06/15/2024	1,323	1,317
0.386% due 09/15/2026	1,500	1,487
SLM Student Loan Trust
0.367% due 07/25/2019	1,233	1,231
0.367% due 10/25/2024	1,420	1,410
0.377% due 10/27/2025	1,274	1,270
0.387% due 10/25/2024	1,201	1,199
0.387% due 07/27/2026	1,299	1,294
0.447% due 07/25/2023	1,473	1,467
0.487% due 04/25/2023	1,348	1,345
Toyota Auto Receivables Owner Trust
0.710% due 07/17/2017	1,500	1,499

Total Asset-Backed Securities (Cost $24,329)		24,330

SOVEREIGN ISSUES 3.0%
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,133
4.375% due 09/15/2021	900	978
5.000% due 04/11/2022	3,400	3,829
5.125% due 06/29/2020	900	1,010
Mexico Government International Bond
6.050% due 01/11/2040	200	229
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,228
Poland Government International Bond
5.125% due 04/21/2021	76	85
6.375% due 07/15/2019	180	208
Republic of Korea
7.125% due 04/16/2019	1,400	1,665

Total Sovereign Issues (Cost $11,945)		12,365

SHORT-TERM INSTRUMENTS 1.4%
CERTIFICATES OF DEPOSIT 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.027% due 10/23/2015	5,400	5,398

REPURCHASE AGREEMENTS (c) 0.1%		555

Total Short-Term Instruments (Cost $5,956)		5,953

Total Investments in Securities (Cost $375,959)		376,720

	SHARES
INVESTMENTS IN AFFILIATES 32.9%
SHORT-TERM INSTRUMENTS 32.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.9%
PIMCO Short-Term Floating NAV Portfolio III	13,652,035	135,401

Total Short-Term Instruments (Cost $135,386)		135,401

Total Investments in Affiliates (Cost $135,386)		135,401

Total Investments 124.5% (Cost $511,345)		$512,121
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(3))		(100)
Other Assets and Liabilities, net (24.5%)		(100,708)

Net Assets 100.0%		$411,313

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$555	Fannie Mae 2.260% due 10/17/2022	$(569)	$555	$555

Total Repurchase Agreements						$(569)	$555	$555

(1)	Includes accrued interest.

As of June 30, 2015, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended June 30, 2015 was $3,543 at a weighted average interest rate of (0.329%).

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020	$10,300	$149	$(46)	$10	$0

Total Swap Agreements				$149	$(46)	$10	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $287 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	12/20/2019	1.205%	$1,300	$(2)	$(9)	$0	$(11)
	Spain Government International Bond	1.000%	06/20/2020	1.006	3,900	15	(15)	0	0
BRC	Berkshire Hathaway, Inc.	1.000%	03/20/2020	0.645	600	12	(2)	10	0
GST	MetLife, Inc.	1.000%	06/20/2020	0.705	100	1	0	1	0
	Mexico Government International Bond	1.000%	06/20/2019	1.082	100	1	(1)	0	0
	Prudential Financial, Inc.	1.000%	06/20/2020	0.737	1,300	13	4	17	0
JPM	Brazil Government International Bond	1.000%	09/20/2019	2.310	2,500	(44)	(85)	0	(129)
	China Government International Bond	1.000%	12/20/2019	0.787	200	1	1	2	0

						$(3)	$(107)	$30	$(140)

Total Swap Agreements						$(3)	$(107)	$30	$(140)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$79,290	$0	$79,290
Industrials	0	53,737	0	53,737
Utilities	0	12,752	0	12,752
Municipal Bonds & Notes
California	0	2,228	0	2,228
New York	0	1,553	0	1,553
Ohio	0	114	0	114
Pennsylvania	0	415	0	415
Texas	0	2,288	0	2,288
U.S. Government Agencies	0	114,461	0	114,461
U.S. Treasury Obligations	0	67,234	0	67,234
Asset-Backed Securities	0	24,330	0	24,330
Sovereign Issues	0	12,365	0	12,365
Short-Term Instruments
Certificates of Deposit	0	5,398	0	5,398
Repurchase Agreements	0	555	0	555
	$0	$376,720	$0	$376,720

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$135,401	$0	$0	$135,401

Total Investments	$135,401	$376,720	$0	$512,121

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10	0	10
Over the counter	0	30	0	30
	$0	$40	$0	$40

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(140)	$0	$(140)

Totals	$135,401	$376,620	$0	$512,021

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.2%
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,512	$1,721

Total Corporate Bonds & Notes (Cost $1,512)		1,721

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,327

Total Municipal Bonds & Notes (Cost $3,786)		2,327

U.S. GOVERNMENT AGENCIES 123.1%
Fannie Mae
0.000% due 08/25/2022 (b)(d)	4	4
0.247% due 07/25/2037	2,333	2,191
0.253% due 12/25/2036	766	765
0.387% due 10/27/2037	41,140	40,664
0.401% due 09/26/2033	25	25
0.407% due 07/25/2032	319	311
0.447% due 06/25/2032	3	3
0.467% due 10/25/2033 - 04/25/2035	315	313
0.487% due 12/25/2028	16	16
0.547% due 02/25/2033	28	27
0.585% due 04/18/2028	44	45
0.587% due 06/25/2029 - 04/25/2032	195	197
0.635% due 10/18/2030	40	41
0.685% due 09/18/2027	86	87
0.687% due 06/25/2030	164	167
0.737% due 06/25/2018	1	1
0.837% due 06/25/2022 - 09/25/2023	42	42
1.087% due 04/25/2032 - 04/25/2037	8,580	8,767
1.287% due 05/25/2023	20	21
1.330% due 03/01/2035	224	239
1.346% due 08/01/2042 - 10/01/2044	3,230	3,313
1.487% due 11/25/2021	12	13
1.546% due 10/01/2030 - 12/01/2040	442	460
1.625% due 06/01/2017 - 08/01/2017	24	23
1.645% due 07/01/2030	22	22
1.730% due 10/01/2016	5	5
1.781% due 03/01/2035	104	109
1.866% due 06/01/2023	19	19
1.875% due 07/01/2017	1	1
1.910% due 09/01/2035	524	552
1.930% due 07/01/2017	1	1
1.937% due 10/01/2016 - 10/01/2031	42	43
1.942% due 11/01/2017	1	1
1.947% due 05/01/2019 - 09/01/2035	969	1,029
1.950% due 03/01/2017 - 10/01/2023	12	12
1.978% due 11/01/2035	17	17
1.980% due 05/01/2035	139	148
1.998% due 11/01/2017	3	3
2.000% due 02/01/2030 - 04/01/2033	29,097	28,728
2.005% due 02/01/2021	20	20
2.037% due 03/01/2018	1	1
2.056% due 11/01/2035	518	546
2.087% due 04/01/2019	11	11
2.106% due 07/01/2027	10	10
2.124% due 01/01/2035	243	258
2.125% due 02/01/2035	468	491
2.137% due 07/01/2035	100	107
2.161% due 02/01/2034	152	162
2.162% due 08/01/2035	154	164
2.165% due 07/01/2034	217	231
2.170% due 06/01/2019	3	3
2.180% due 04/01/2022 - 07/01/2035	311	330
2.183% due 03/01/2025	9	9
2.196% due 10/01/2035	140	149
2.200% due 11/01/2026	81	82
2.202% due 05/25/2035	333	345
2.223% due 02/01/2026	5	5

2.230% due 10/01/2028 - 04/01/2030	20	21
2.237% due 03/01/2035	227	242
2.245% due 11/01/2025	22	23
2.247% due 02/01/2032	236	244
2.250% due 08/01/2023 - 06/01/2026	10	10
2.254% due 08/01/2029	37	40
2.265% due 12/01/2035	36	38
2.270% due 09/01/2028	1	1
2.277% due 07/01/2032	21	21
2.300% due 02/01/2035	127	137
2.301% due 02/01/2027	44	46
2.314% due 12/01/2031	11	12
2.325% due 11/01/2023 - 01/01/2030	8	8
2.330% due 11/01/2031	32	33
2.334% due 11/01/2025	86	91
2.339% due 05/01/2026	15	15
2.354% due 03/01/2023	5,371	5,338
2.357% due 09/01/2031	18	19
2.365% due 05/01/2030	29	30
2.390% due 05/01/2029	13	14
2.393% due 10/01/2035	80	86
2.395% due 06/01/2029 - 09/01/2030	39	40
2.402% due 09/01/2030	18	18
2.405% due 06/01/2035	41	43
2.407% due 05/01/2035	242	259
2.416% due 03/01/2024	8	9
2.420% due 06/01/2030	86	89
2.435% due 09/01/2034	253	271
2.441% due 04/01/2030	9	9
2.447% due 07/01/2024	1	1
2.455% due 04/01/2030	43	44
2.476% due 03/01/2030	102	104
2.478% due 01/25/2022 (a)	25,797	2,713
2.499% due 05/01/2027	32	33
2.500% due 09/01/2029 - 06/01/2035	136,517	138,243
2.504% due 06/01/2032	179	190
2.520% due 04/01/2032 - 05/01/2036	120	129
2.527% due 04/01/2035	79	84
2.538% due 09/01/2017	45	47
2.540% due 01/01/2026	111	116
2.610% due 02/01/2026 - 12/01/2029	29	30
2.622% due 12/01/2027	15	16
2.625% due 12/01/2023	24	24
2.680% due 04/01/2020	45	45
2.720% due 02/01/2024	81	82
2.750% due 06/01/2017	1	1
2.876% due 12/01/2017	19	19
2.911% due 02/01/2017	27	27
2.945% due 08/01/2029	12	12
3.000% due 07/01/2030 - 08/01/2045	261,278	261,320
3.019% due 05/01/2036	941	983
3.184% due 09/01/2027	1	1
3.195% due 02/01/2025	31	31
3.267% due 05/01/2036	12	13
3.500% due 06/01/2020 - 08/01/2045	250,303	258,642
3.511% due 10/25/2042	3,117	2,463
3.534% due 08/01/2026	8	8
3.586% due 05/01/2036	9	10
3.618% due 06/01/2029	4	4
3.642% due 02/01/2030	189	200
3.800% due 08/01/2025	3,178	3,377
3.825% due 05/01/2036	20	21
3.840% due 01/01/2030	152	157
3.844% due 02/01/2031	37	37
4.000% due 04/01/2019 - 07/01/2045	272,052	289,882
4.061% due 01/25/2017 (a)	43,028	315
4.078% due 11/01/2028	98	105
4.220% due 11/01/2028	254	271
4.250% due 01/01/2026	1	1
4.276% due 08/01/2028	77	82
4.361% due 02/01/2028	98	105
4.500% due 08/01/2018 - 08/13/2045	104,828	113,224
4.521% due 09/01/2035	27	29
4.524% due 01/01/2028	4	5
4.533% due 09/01/2034	40	43
4.703% due 02/01/2031	197	204
4.828% due 11/01/2035	1,724	1,848
4.875% due 05/01/2019	6	6
4.941% due 01/01/2029	16	16
4.942% due 07/01/2024	1	1
5.000% due 11/01/2015 - 08/13/2045	73,208	80,435
5.143% due 12/01/2035	122	129
5.181% due 11/01/2035	64	67
5.225% due 12/01/2030	204	216
5.485% due 02/01/2031	87	92
5.500% due 11/01/2020 - 07/01/2045	53,031	59,986

5.505% due 09/01/2020	7	7
5.700% due 08/01/2018	300	312
5.758% due 02/01/2036	96	103
5.963% due 07/25/2042 - 08/25/2042 (a)	36,257	7,324
6.000% due 03/25/2017 - 11/01/2040	91,160	103,786
6.290% due 02/25/2029	249	268
6.300% due 06/25/2031 - 10/17/2038	3,091	3,486
6.500% due 05/01/2016 - 05/01/2040	26,610	30,683
6.589% due 10/25/2031	11	12
6.850% due 12/18/2027	452	525
6.875% due 02/01/2018	15	15
7.000% due 01/01/2016 - 09/01/2032	854	961
7.500% due 03/25/2023 - 07/25/2041	1,275	1,467
7.730% due 01/01/2025	714	744
7.800% due 10/25/2022 - 06/25/2026	43	49
8.000% due 08/01/2015 - 05/01/2032	34	40
8.449% due 06/25/2032	30	30
8.500% due 11/01/2017	10	10
8.750% due 11/25/2019 - 06/25/2021	52	59
9.000% due 03/25/2021 - 11/01/2025	37	42
9.000% due 05/25/2022 - 06/25/2022 (a)	14	3
9.500% due 11/25/2020 - 04/01/2025	116	129
11.501% due 11/25/2043	3,495	3,598
14.448% due 06/25/2042	1,424	1,763
Farmer Mac
8.315% due 04/25/2030	218	216
FDIC Structured Sale Guaranteed Notes
0.684% due 11/29/2037	2,046	2,040
Federal Housing Administration
6.875% due 12/01/2016	22	22
6.896% due 07/01/2020	83	79
7.430% due 02/01/2020 - 05/01/2024	1,630	1,623
7.450% due 05/01/2021	586	585
Freddie Mac
0.386% due 03/15/2031	140	141
0.427% due 07/25/2031	40	39
0.436% due 07/15/2034	26	26
0.437% due 05/25/2031	184	182
0.467% due 09/25/2031	189	177
0.536% due 12/15/2029	125	126
0.636% due 03/15/2024 - 12/15/2031	404	409
0.686% due 05/15/2023 - 03/15/2032	51	51
0.736% due 03/15/2032	2	2
0.786% due 08/15/2035	1,678	1,701
1.136% due 04/15/2031	1,356	1,399
1.169% due 11/25/2022 (a)	31,780	1,963
1.181% due 01/25/2020 (a)	60,456	2,337
1.186% due 06/15/2031	98	101
1.250% due 10/02/2019 (j)	37,780	37,261
1.386% due 07/15/2027	653	677
1.411% due 04/25/2021 (a)	101,583	6,121
1.502% due 11/25/2019 (a)	58,644	2,877
1.557% due 11/25/2019 (a)	83,434	4,420
1.625% due 01/01/2017	1	1
1.655% due 11/25/2016	6,600	6,660
1.750% due 02/01/2017 - 10/01/2024	4	4
1.853% due 10/01/2023	291	306
1.928% due 07/01/2030	111	113
1.937% due 05/01/2017 - 09/01/2018	34	35
2.057% due 12/01/2035	1,290	1,370
2.085% due 04/01/2025	21	21
2.125% due 10/01/2035	371	395
2.180% due 10/01/2018	1	1
2.200% due 08/01/2018 - 10/01/2027	29	30
2.218% due 03/01/2033	135	144
2.250% due 12/01/2018 - 08/01/2029	89	92
2.252% due 06/01/2022	20	20
2.256% due 03/01/2035	228	233
2.262% due 01/01/2028	24	25
2.308% due 11/01/2027	3	3
2.318% due 09/01/2028	17	17
2.332% due 11/01/2027	85	88
2.336% due 09/01/2026	119	124
2.348% due 12/01/2032	63	66
2.351% due 04/01/2029	20	21
2.356% due 08/01/2031	12	12
2.357% due 10/01/2036	303	322
2.363% due 06/01/2024	12	12
2.365% due 10/01/2023	33	34
2.369% due 07/01/2024	39	39
2.375% due 08/01/2031 - 03/01/2033	68	72
2.395% due 07/01/2019	10	10
2.397% due 04/01/2031	3	3
2.399% due 02/01/2029	99	105
2.408% due 07/01/2035	490	522
2.432% due 06/01/2022	2	2

2.437% due 11/01/2029	790	832
2.450% due 05/01/2019 - 09/01/2027	35	35
2.454% due 06/01/2028	42	45
2.460% due 12/01/2026	7	8
2.467% due 08/01/2027	8	8
2.468% due 10/01/2024	62	66
2.487% due 11/01/2034	230	247
2.488% due 03/01/2032	31	33
2.494% due 11/01/2027	36	36
2.496% due 12/01/2029	103	108
2.500% due 12/15/2027 (a)	11,650	1,163
2.511% due 07/01/2028	191	200
2.515% due 05/01/2032	176	183
2.518% due 02/01/2027	278	290
2.521% due 02/01/2031	3	3
2.528% due 05/01/2032	273	285
2.544% due 05/01/2032	28	29
2.545% due 08/01/2030	4	4
2.548% due 07/01/2027	34	36
2.568% due 02/01/2029	47	48
2.577% due 10/01/2027	21	22
2.594% due 07/01/2030	12	12
2.625% due 04/01/2019 - 03/01/2027	14	14
2.638% due 02/01/2027	30	30
2.640% due 09/01/2024	14	15
2.645% due 04/01/2036	414	445
2.651% due 07/01/2029	10	10
2.725% due 05/01/2032	6	6
2.750% due 06/15/2026	23,955	24,492
2.938% due 08/15/2032	325	341
3.000% due 02/15/2041 - 04/01/2045	91,655	91,035
3.115% due 03/01/2029	44	46
3.500% due 12/15/2022 - 08/01/2045	236,117	242,070
3.500% due 08/15/2026 (a)	2,235	453
4.000% due 06/01/2029 - 08/01/2045	116,132	122,523
4.500% due 06/01/2018 - 07/01/2045	57,230	61,978
5.000% due 04/01/2018 - 08/01/2041	53,809	59,426
5.128% due 08/01/2035	158	169
5.500% due 11/01/2018 - 06/01/2041	94,232	105,717
6.000% due 03/01/2017 - 05/01/2040	16,559	18,836
6.250% due 12/15/2028	373	420
6.500% due 08/01/2016 - 10/25/2043	6,100	6,972
7.000% due 11/15/2020 - 12/01/2032	380	430
7.000% due 10/25/2023 (a)	33	7
7.400% due 02/01/2021	80	80
7.500% due 03/01/2022 - 01/15/2030	182	204
7.500% due 08/15/2029 (a)	7	1
7.645% due 05/01/2025	634	679
8.000% due 06/01/2030 - 09/01/2030	4	5
8.500% due 11/15/2018 - 08/01/2027	102	117
9.000% due 12/15/2020 - 02/15/2021	34	37
9.050% due 06/15/2019	7	8
9.429% due 10/15/2040	62	67
9.500% due 12/15/2020 - 06/01/2021	81	94
9.500% due 11/01/2021 (a)	7	1
11.643% due 04/15/2044	2,155	2,292
11.776% due 05/15/2035	7,412	8,169
13.011% due 05/15/2041	9,247	10,149
15.264% due 01/15/2035	9,742	11,011
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	351	266
0.385% due 05/16/2030 - 02/16/2032	175	175
0.485% due 05/16/2029 - 01/16/2031	253	254
0.537% due 06/20/2032	160	161
0.749% due 03/16/2051 (a)	3,209	123
0.785% due 02/16/2030	33	34
0.832% due 05/20/2063	4,643	4,683
0.835% due 02/16/2030	31	31
0.902% due 09/20/2063	20,309	20,558
1.012% due 06/16/2043 (a)	78,745	2,789
1.137% due 03/20/2031	1,362	1,389
1.182% due 08/20/2063	33,206	34,094
1.187% due 02/20/2031	803	807
1.313% due 01/20/2059	850	864
1.374% due 10/20/2058	756	769
1.482% due 09/20/2063	15,832	16,487
1.625% due 04/20/2017 - 07/20/2035	26,453	27,510
1.750% due 01/20/2022 - 02/20/2032	1,689	1,752
2.000% due 06/20/2017 - 08/20/2030	2,109	2,192
2.250% due 01/20/2034	4,342	4,511
2.500% due 09/20/2017 - 07/01/2045	18,645	18,618
3.000% due 06/20/2018 - 08/01/2045	122,599	123,367
3.500% due 03/20/2016 - 08/01/2045	212,205	219,739
4.000% due 11/20/2018 - 08/01/2045	136,098	144,102
4.500% due 06/15/2035 - 08/01/2045	116,586	125,723
5.000% due 03/15/2033 - 08/20/2043	119,189	132,033

5.500% due 05/15/2031 - 08/15/2041	34,125	38,626
6.000% due 09/15/2036 - 07/01/2045	8,358	9,538
6.250% due 03/16/2029	1,062	1,224
6.500% due 10/15/2023 - 07/15/2039	8,077	9,382
6.866% due 03/16/2041	655	725
7.000% due 05/15/2023 - 02/16/2029	294	315
7.500% due 04/15/2017 - 11/15/2031	374	429
7.750% due 10/15/2025	14	14
8.000% due 04/15/2017 - 09/15/2031	2,025	2,363
8.500% due 06/15/2027 - 01/20/2031	526	585
9.000% due 04/15/2020 - 09/15/2030	42	45
9.500% due 12/15/2021	17	20
Small Business Administration
5.370% due 04/01/2028	5,420	6,032
5.490% due 05/01/2028	6,728	7,390
5.870% due 05/01/2026 - 07/01/2028	5,111	5,769
6.220% due 12/01/2028	836	949
7.190% due 12/01/2019	37	40
7.220% due 11/01/2020	109	118
Vendee Mortgage Trust
6.445% due 01/15/2030	324	368
6.500% due 03/15/2029	953	1,098

Total U.S. Government Agencies (Cost $3,242,920)		3,285,841

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Notes
1.375% due 03/31/2020 (h)	12,000	11,873
1.375% due 04/30/2020	12,000	11,859
1.875% due 05/31/2022	37,500	37,049
2.000% due 02/15/2025	6,300	6,113
2.125% due 05/15/2025	6,000	5,882

Total U.S. Treasury Obligations (Cost $73,147)		72,776

MORTGAGE-BACKED SECURITIES 12.3%
Adjustable Rate Mortgage Trust
2.406% due 01/25/2035	655	674
2.758% due 09/25/2035	1,594	1,411
American Home Mortgage Investment Trust
2.423% due 02/25/2045	890	906
BAMLL Commercial Mortgage Securities Trust
1.406% due 01/15/2028	2,300	2,303
Banc of America Funding Ltd.
0.443% due 10/03/2039	2,958	2,915
Banc of America Funding Trust
0.477% due 05/20/2035 ^	1,167	812
5.000% due 09/25/2019	179	183
5.753% due 10/25/2036 ^	2,113	1,744
5.837% due 01/25/2037 ^	1,875	1,591
Banc of America Mortgage Trust
2.639% due 02/25/2036 ^	644	581
2.689% due 07/25/2033	113	114
2.717% due 07/25/2034	7	7
2.722% due 06/20/2031	151	156
3.547% due 07/20/2032	26	24
5.000% due 12/25/2018	22	23
5.500% due 11/25/2033	379	405
6.500% due 10/25/2031	21	23
BCAP LLC Trust
0.682% due 01/26/2036	3,869	3,622
Bear Stearns Adjustable Rate Mortgage Trust
2.160% due 08/25/2035	204	206
2.260% due 08/25/2035	341	343
2.515% due 03/25/2035	158	159
2.526% due 01/25/2034	6	5
2.533% due 08/25/2033	676	675
2.585% due 08/25/2033	762	769
2.595% due 02/25/2033	10	10
2.625% due 04/25/2034	9	9
2.680% due 03/25/2035	633	640
2.751% due 11/25/2030	4	4
Bear Stearns ALT-A Trust
2.584% due 05/25/2035	702	683
2.595% due 11/25/2036	1,033	755
2.720% due 11/25/2036	1,112	861
4.184% due 11/25/2036 ^	494	380
Bear Stearns Commercial Mortgage Securities Trust
5.896% due 06/11/2040	151	151
7.000% due 05/20/2030	907	969
Bear Stearns Mortgage Securities, Inc.
2.669% due 06/25/2030	5	5
Bear Stearns Structured Products, Inc. Trust
2.331% due 12/26/2046	2,274	1,743
Bella Vista Mortgage Trust
0.437% due 05/20/2045	574	452

Chase Mortgage Finance Trust
2.525% due 09/25/2036 ^	100	87
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.367% due 05/25/2036	321	281
0.437% due 08/25/2035	610	562
0.683% due 01/25/2035	505	422
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	831	835
2.633% due 08/25/2035 ^	981	719
2.660% due 05/25/2035	18	18
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	1,606	1,418
Commercial Mortgage Trust
1.881% due 07/10/2046 (a)	30,774	1,094
2.403% due 07/10/2046 (a)	33,030	1,712
Countrywide Alternative Loan Resecuritization Trust
2.976% due 03/25/2047	326	306
Countrywide Alternative Loan Trust
0.357% due 01/25/2037 ^	440	423
0.387% due 05/25/2036	82	68
0.387% due 07/20/2046 ^	972	728
0.397% due 05/25/2035	1,562	1,298
0.407% due 05/25/2035	286	245
0.417% due 08/25/2046 ^	37	32
0.437% due 05/25/2035	422	276
0.437% due 09/25/2046 ^	3,644	1,649
0.437% due 10/25/2046 ^	819	558
0.447% due 07/25/2046 ^	2,155	1,127
0.457% due 05/25/2036 ^	305	254
0.467% due 12/25/2035	385	338
0.467% due 09/20/2046	6,791	2,402
0.527% due 10/25/2046 ^	1,321	149
0.537% due 06/25/2047 ^	86	29
0.557% due 11/25/2035 ^	104	69
6.250% due 11/25/2036 ^	1,872	1,776
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 05/25/2035	1,591	1,353
0.477% due 04/25/2035	1,111	987
0.487% due 04/25/2046 ^	171	100
0.507% due 03/25/2035	145	111
0.517% due 02/25/2035	989	916
0.527% due 02/25/2035	25	23
0.527% due 03/25/2036	877	457
0.537% due 02/25/2036 ^	462	366
0.587% due 03/25/2035 ^	139	36
0.727% due 02/25/2035	287	273
1.934% due 06/19/2031	16	14
2.125% due 07/19/2031	7	7
2.292% due 09/25/2034 ^	413	379
2.554% due 09/25/2047 ^	1,477	1,327
2.680% due 08/25/2034	741	652
2.741% due 11/19/2033	46	45
4.866% due 02/20/2036 ^	722	638
Credit Suisse Commercial Mortgage Trust
4.792% due 05/27/2053	5,359	5,235
Credit Suisse First Boston Mortgage Securities Corp.
2.217% due 06/25/2033	33	33
4.844% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
4.525% due 07/26/2037	804	808
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	2,976	1,736
Deutsche ALT-B Securities, Inc.
0.287% due 10/25/2036 ^	29	19
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	1,093	1,139
DLJ Mortgage Acceptance Corp.
4.623% due 11/25/2023	11	11
Fannie Mae
3.000% due 12/25/2042	3,901	3,574
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	1,704	1,707
8.970% due 09/18/2027	4,000	2,448
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	453	471
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	23	24
First Republic Mortgage Loan Trust
0.536% due 11/15/2031	3,028	2,905
1.072% due 11/15/2031	721	610
Freddie Mac
3.000% due 08/15/2032	4,137	3,664
GreenPoint Mortgage Funding Trust
0.387% due 12/25/2046 ^	2,486	1,499
0.457% due 04/25/2036 ^	501	300

Greenpoint Mortgage Pass-Through Certificates
2.782% due 10/25/2033	92	91
GS Mortgage Securities Trust
3.206% due 02/10/2048	6,000	6,098
GSR Mortgage Loan Trust
0.447% due 08/25/2046	3,793	1,638
2.340% due 06/25/2034	44	42
2.575% due 04/25/2036	533	485
HarborView Mortgage Loan Trust
0.318% due 03/19/2037	655	563
0.377% due 07/21/2036	1,793	1,490
0.408% due 05/19/2046 ^	1,157	502
0.438% due 09/19/2046 ^	200	15
2.340% due 11/19/2034	89	71
2.725% due 07/19/2035	34	29
2.819% due 08/19/2034	2,605	2,576
4.830% due 08/19/2036 ^	814	741
HomeBanc Mortgage Trust
0.367% due 12/25/2036	518	452
1.047% due 08/25/2029	791	745
Impac Secured Assets Trust
0.337% due 11/25/2036	2,213	1,619
IndyMac Adjustable Rate Mortgage Trust
1.742% due 01/25/2032	10	10
IndyMac Mortgage Loan Trust
0.395% due 05/25/2046	1,698	1,435
0.427% due 04/25/2035	146	131
0.427% due 07/25/2035	1,589	1,392
0.487% due 11/25/2035 ^	231	140
0.487% due 06/25/2037 ^	572	317
0.507% due 02/25/2035	341	317
2.424% due 01/25/2036 ^	2	2
2.532% due 12/25/2034	15	14
2.603% due 01/25/2036 ^	2,145	1,792
4.079% due 08/25/2035 ^	1,553	1,330
JPMorgan Mortgage Trust
2.578% due 10/25/2035	3,006	2,930
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	7	0
LB Mortgage Trust
8.581% due 01/20/2017	68	68
Lehman XS Trust
0.507% due 11/25/2046 ^	1,691	767
Luminent Mortgage Trust
0.367% due 12/25/2036 ^	2,598	2,059
MASTR Adjustable Rate Mortgages Trust
0.427% due 05/25/2037	813	545
0.487% due 05/25/2047 ^	3,204	1,989
0.527% due 05/25/2047 ^	2,717	1,260
MASTR Asset Securitization Trust
5.000% due 12/25/2019	586	605
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	159	167
MASTR Seasoned Securitization Trust
2.421% due 10/25/2032	377	374
6.252% due 09/25/2017	123	126
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.886% due 11/15/2031	740	728
1.066% due 11/15/2031	90	80
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.626% due 12/15/2030	803	771
0.666% due 06/15/2030	682	652
Merrill Lynch Alternative Note Asset Trust
0.487% due 03/25/2037	1,456	721
Merrill Lynch Mortgage Investors Trust
1.075% due 10/25/2028	100	100
1.937% due 01/25/2029	4,000	3,845
2.130% due 04/25/2035	35	33
Morgan Stanley Capital Trust
5.649% due 12/15/2044	352	354
Morgan Stanley Mortgage Loan Trust
0.697% due 02/25/2047	1,847	1,331
2.549% due 07/25/2035	1,860	1,625
Mortgage Equity Conversion Asset Trust
0.690% due 02/25/2042	5,442	4,660
0.720% due 10/25/2041	23,757	19,481
0.720% due 05/25/2042	14,742	12,826
0.790% due 01/25/2042	37,049	31,491
Nomura Asset Acceptance Corp Alternative Loan Trust
6.842% due 02/19/2030	360	357
PNC Commercial Mortgage Acceptance Corp.
1.396% due 07/15/2031 (a)	585	14
Prime Mortgage Trust
0.587% due 02/25/2034	65	62
4.750% due 11/25/2019	23	23

RBSSP Resecuritization Trust
0.681% due 11/26/2035	90	90
Residential Accredit Loans, Inc. Trust
0.457% due 05/25/2046 ^	1,867	1,089
0.587% due 03/25/2033	50	50
0.687% due 06/25/2035	617	520
3.177% due 08/25/2035 ^	646	358
Residential Asset Securitization Trust
0.587% due 05/25/2033	27	27
Residential Funding Mortgage Securities, Inc. Trust
2.995% due 09/25/2035 ^	1,944	1,560
RiverView HECM Trust
0.247% due 07/25/2047	13,144	12,399
0.934% due 09/26/2041	78,307	64,995
Sequoia Mortgage Trust
0.828% due 04/19/2027	92	86
0.888% due 10/19/2026	45	44
0.907% due 11/22/2024	9	9
0.947% due 10/20/2027	703	666
2.349% due 01/20/2047 ^	1,311	1,087
Structured Adjustable Rate Mortgage Loan Trust
0.922% due 06/25/2034	761	716
1.923% due 10/25/2037 ^	2,144	1,451
2.499% due 07/25/2034	70	70
2.541% due 11/25/2035 ^	1,870	1,496
2.542% due 01/25/2035	1,854	1,795
2.629% due 08/25/2035	27	25
4.127% due 07/25/2035 ^	111	96
Structured Asset Mortgage Investments Trust
0.317% due 03/25/2037	283	214
0.377% due 06/25/2036	455	376
0.397% due 05/25/2046	1,549	1,225
0.417% due 05/25/2045	2,059	1,822
0.438% due 07/19/2035	4,212	4,015
0.487% due 08/25/2036 ^	3,975	1,666
0.848% due 09/19/2032	2,194	2,148
0.848% due 10/19/2034	253	243
0.888% due 03/19/2034	1,165	1,126
Structured Asset Mortgage Investments, Inc.
1.794% due 05/02/2030	64	41
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.770% due 05/25/2022	233	238
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	111	108
2.321% due 07/25/2032	1	1
2.350% due 06/25/2033	37	36
2.397% due 08/25/2032	367	362
2.512% due 04/25/2033	87	89
2.516% due 02/25/2032	2	2
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	98	96
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,832	1,218
5.970% due 09/25/2036	9,085	1,699
6.015% due 07/25/2037	3,480	2,642
Thornburg Mortgage Securities Trust
2.110% due 06/25/2043	1,692	1,682
WaMu Mortgage Pass-Through Certificates Trust
0.407% due 07/25/2046 ^	28	1
0.447% due 11/25/2045	1,617	1,526
0.477% due 10/25/2045	183	172
0.507% due 01/25/2045	483	457
0.507% due 07/25/2045	97	94
0.517% due 01/25/2045	2,011	1,869
0.687% due 07/25/2044	295	275
0.887% due 12/25/2045	930	405
0.998% due 11/25/2046	567	474
1.158% due 02/25/2046	1,858	1,727
1.358% due 11/25/2042	83	78
1.558% due 06/25/2042	627	608
1.558% due 08/25/2042	930	887
1.937% due 01/25/2047	1,834	1,664
1.943% due 04/25/2037 ^	1,848	1,613
2.023% due 12/25/2036 ^	1,708	1,516
2.348% due 12/25/2035	606	587
2.384% due 08/25/2033	791	815
2.409% due 09/25/2033	337	341
2.439% due 03/25/2034	16	17
Washington Mutual Mortgage Pass-Through Certificates Trust
0.437% due 07/25/2046 ^	678	295
2.349% due 11/25/2030	233	233
6.268% due 07/25/2036	3,383	1,864
Wells Fargo Commercial Mortgage Trust
2.240% due 10/15/2045 (a)	50,066	4,891
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^	1,251	1,085

2.613% due 10/25/2033	181	182
2.615% due 12/25/2033	414	416
2.652% due 06/25/2035	779	795
2.730% due 07/25/2034	76	76

Total Mortgage-Backed Securities (Cost $350,780)		327,782

ASSET-BACKED SECURITIES 7.3%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,439	1,070
Access Group, Inc.
1.577% due 10/27/2025	7,670	7,674
ACE Securities Corp Home Equity Loan Trust
0.247% due 10/25/2036	326	183
0.885% due 08/25/2030	31	29
1.237% due 07/25/2034	1,858	1,705
AFC Home Equity Loan Trust
0.997% due 06/25/2029	312	279
1.137% due 12/26/2029	2	2
ALM Ltd.
1.507% due 02/13/2023	12,200	12,203
Amortizing Residential Collateral Trust
0.767% due 07/25/2032	736	686
0.887% due 10/25/2031	305	278
Amresco Residential Securities Corp. Mortgage Loan Trust
0.682% due 06/25/2028	66	62
0.742% due 06/25/2027	144	138
0.817% due 09/25/2028	734	688
1.127% due 06/25/2029	204	190
Apidos Quattro CDO
0.525% due 01/20/2019	889	888
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.677% due 10/25/2035	7,500	6,160
Asset-Backed Funding Certificates Trust
0.887% due 06/25/2034	288	271
1.207% due 03/25/2032	612	587
Asset-Backed Securities Corp. Home Equity Loan Trust
0.267% due 05/25/2037	2	1
0.706% due 06/15/2031	187	183
1.132% due 09/25/2034	4,213	3,898
Bayview Financial Acquisition Trust
0.536% due 05/28/2037	2,276	1,776
Bear Stearns Asset-Backed Securities Trust
0.587% due 09/25/2046	2,207	1,900
1.160% due 02/25/2034	362	333
1.387% due 10/25/2032	252	240
1.687% due 11/25/2042	497	483
2.919% due 06/25/2043	34	34
CDC Mortgage Capital Trust
1.237% due 01/25/2033	804	752
Centex Home Equity Loan Trust
0.487% due 01/25/2032	140	132
1.037% due 01/25/2032	832	632
Chase Funding Trust
0.787% due 07/25/2033	28	26
0.827% due 08/25/2032	590	544
0.847% due 11/25/2032	412	393
CIFC Funding Ltd.
1.425% due 08/14/2024	5,770	5,785
CIT Group Home Equity Loan Trust
0.720% due 06/25/2033	796	749
1.160% due 12/25/2031	438	414
Citigroup Mortgage Loan Trust, Inc.
0.247% due 07/25/2045	336	251
Conseco Finance Home Equity Loan Trust
0.886% due 08/15/2033	2,896	2,798
1.686% due 05/15/2032	535	527
Conseco Financial Corp.
6.240% due 12/01/2028	1,162	1,202
7.550% due 01/15/2029	92	95
Countrywide Asset-Backed Certificates
0.435% due 04/25/2036	75	75
1.087% due 06/25/2033	129	125
1.087% due 10/25/2047	2,656	2,384
1.187% due 09/25/2032	1,351	1,258
Credit Suisse First Boston Mortgage Securities Corp.
0.547% due 05/25/2044	111	109
0.925% due 08/25/2032	153	136
Credit-Based Asset Servicing and Securitization LLC
0.255% due 01/25/2037 ^	379	173
1.285% due 04/25/2032	235	227
Delta Funding Home Equity Loan Trust
1.006% due 09/15/2029	17	16
Doral CLO Ltd.
1.531% due 05/26/2023	10,000	10,002

Dryden Senior Loan Fund
1.445% due 01/15/2022	5,050	5,048
EMC Mortgage Loan Trust
0.927% due 05/25/2040	356	324
EquiFirst Mortgage Loan Trust
0.667% due 01/25/2034	201	185
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	419
Galaxy CLO Ltd.
1.566% due 08/20/2022	1,000	999
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036	84	47
GMAC Mortgage Corp. Home Equity Loan Trust
0.667% due 01/25/2029	179	168
GSAMP Trust
0.485% due 10/25/2036 ^	9,057	1,080
0.587% due 02/25/2033	348	327
IMC Home Equity Loan Trust
6.880% due 11/20/2028	4	4
7.520% due 08/20/2028	36	36
Irwin Home Equity Loan Trust
1.537% due 02/25/2029	213	206
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047	3	3
0.265% due 08/25/2036	64	32
0.447% due 03/25/2037	300	232
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034	62	60
1.237% due 10/25/2034	722	632
1.612% due 03/25/2032	1,018	968
Madison Park Funding Ltd.
1.536% due 06/15/2022	709	710
MASTR Asset-Backed Securities Trust
0.937% due 12/25/2034 ^	4,775	4,591
Merrill Lynch Mortgage Investors Trust
0.247% due 10/25/2037 ^	1,565	502
0.267% due 09/25/2037	244	94
0.907% due 06/25/2035	660	605
MESA Trust
0.987% due 12/25/2031	622	570
Mid-State Trust
6.340% due 10/15/2036	841	918
7.340% due 07/01/2035	478	517
7.400% due 07/01/2035	20	22
7.790% due 07/01/2035	27	29
7.791% due 03/15/2038	1,274	1,322
Morgan Stanley ABS Capital, Inc. Trust
0.987% due 07/25/2037	275	269
Morgan Stanley Mortgage Loan Trust
0.547% due 04/25/2037	378	207
5.750% due 04/25/2037 ^	976	755
6.000% due 07/25/2047 ^	2,157	1,750
Option One Mortgage Loan Trust
0.327% due 01/25/2037	920	568
0.787% due 01/25/2032	85	73
0.967% due 02/25/2035	4,021	3,282
Option One Mortgage Loan Trust Asset-Backed Certificates
0.647% due 11/25/2035	400	298
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.687% due 07/25/2035	5,000	4,957
Renaissance Home Equity Loan Trust
0.547% due 11/25/2034	228	196
0.687% due 12/25/2033	2,402	2,297
0.947% due 12/25/2032	22	20
1.065% due 08/25/2033	378	358
1.387% due 08/25/2032	1,221	1,117
Residential Asset Securities Corp. Trust
0.687% due 07/25/2032 ^	779	681
0.767% due 06/25/2033	110	94
0.787% due 06/25/2032 ^	70	58
Residential Funding Home Loan Trust
8.350% due 03/25/2025	4	4
Residential Mortgage Loan Trust
1.685% due 09/25/2029	151	145
SACO, Inc.
0.707% due 06/25/2036 ^	386	586
Salomon Brothers Mortgage Securities, Inc.
1.162% due 10/25/2028	97	95
1.537% due 01/25/2032	343	317
6.930% due 08/25/2028	321	329
Saxon Asset Securities Trust
0.867% due 12/26/2034	1,041	997
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^	2,788	1,033
SLM Student Loan Trust
0.357% due 07/25/2019	205	205

0.357% due 04/27/2020	1,235	1,232
0.367% due 07/25/2019	1,401	1,399
0.447% due 07/25/2023	2,055	2,046
1.027% due 01/25/2019	2,200	2,210
1.486% due 12/15/2033	4,459	4,491
1.777% due 04/25/2023	46,707	47,962
Soundview Home Loan Trust
0.247% due 11/25/2036	87	34
Specialty Underwriting & Residential Finance Trust
0.687% due 09/25/2036	7,500	4,919
0.867% due 01/25/2034	300	262
1.387% due 10/25/2035	1,502	1,254
Structured Asset Investment Loan Trust
0.847% due 04/25/2035	5,000	4,695
1.162% due 09/25/2034	942	827
1.462% due 12/25/2034	976	354
1.612% due 04/25/2034	312	313
Trapeza CDO Ltd.
1.063% due 11/16/2034	1,000	740
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,679	1,708
UPS Capital Business Credit
0.766% due 04/15/2026	78	11
Voya CLO Ltd.
1.615% due 10/15/2022	6,500	6,502
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.817% due 04/25/2034	1,037	944

Total Asset-Backed Securities (Cost $208,895)		193,990

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.1%		3,364

U.S. TREASURY BILLS 0.5%
0.010% due 08/06/2015 - 11/12/2015 (c)(f)(h)	13,382	13,381

Total Short-Term Instruments (Cost $16,746)		16,745

Total Investments in Securities (Cost $3,897,786)		3,901,182

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short-Term Floating NAV Portfolio III	27,460,380	272,352

Total Short-Term Instruments (Cost $272,388)		272,352

Total Investments in Affiliates (Cost $272,388)		272,352

Total Investments 156.4% (Cost $4,170,174)		$4,173,534
Financial Derivative Instruments (g)(i) 0.4% (Cost or Premiums, net $(6,230))		9,719
Other Assets and Liabilities, net (56.8%)		(1,515,177)

Net Assets 100.0%		$2,668,076

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$3,364	Fannie Mae 2.260% due 10/17/2022	$(3,435)	$3,364	$3,364

Total Repurchase Agreements						$(3,435)	$3,364	$3,364

(1)	Includes accrued interest.

As of June 30, 2015, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended June 30, 2015 was $7,935 at a weighted average interest rate of (0.313%).

Short Sales *:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	07/01/2045	$10,000	$(9,586)	$(9,572)
Fannie Mae	4.000	07/01/2030	36,000	(37,789)	(37,762)
Fannie Mae	4.000	07/01/2045	62,455	(66,095)	(66,089)
Fannie Mae	4.000	08/01/2045	8,000	(8,441)	(8,447)
Fannie Mae	4.500	07/01/2030	2,000	(2,085)	(2,083)
Fannie Mae	6.000	07/01/2045	46,000	(52,469)	(52,296)
Fannie Mae	6.500	07/01/2045	20,000	(23,041)	(23,000)
Freddie Mac	3.500	07/01/2030	500	(525)	(527)
Freddie Mac	3.500	07/01/2045	101,000	(103,974)	(103,701)
Freddie Mac	5.000	07/01/2045	15,400	(17,060)	(16,952)
Freddie Mac	5.500	07/01/2045	72,000	(81,157)	(80,692)
Ginnie Mae	4.500	07/01/2045	9,000	(9,796)	(9,769)
Ginnie Mae	5.000	07/01/2045	67,600	(74,492)	(74,503)

Total Short Sales				$(486,510)	$(485,393)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(f)	Securities with an aggregate market value of $6,699 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	$33,700	$141	$(268)	$14	$0
Receive	3-Month USD-LIBOR	2.400	06/30/2025	76,500	373	(98)	37	0

					$514	$(366)	$51	$0

Total Swap Agreements					$514	$(366)	$51	$0

(h)	Securities with an aggregate market value of $3,068 and cash of $1,133 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.220%	07/07/2015	$20,000	$419	$484
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500	08/04/2015	100,000	965	1,093

							$1,384	$1,577

Total Purchased Options							$1,384	$1,577

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.199%	08/04/2015	$100,000	$(965)	$(196)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 3.500% due 07/01/2045	$103.336	07/07/2015	$25,000	$(80)	$(47)
FBF	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.570	07/07/2015	37,000	(136)	(88)
	Put - OTC Fannie Mae 3.500% due 07/01/2045	103.203	07/07/2015	37,000	(126)	(200)
JPM	Put - OTC Fannie Mae 3.500% due 07/01/2045	102.172	07/07/2015	37,000	(133)	(46)
	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.172	07/07/2015	18,500	(61)	(46)
MYI	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.242	07/07/2015	23,000	(74)	(51)
	Call - OTC Fannie Mae 3.500% due 07/01/2045	103.484	07/07/2015	11,000	(28)	(16)
	Put - OTC Fannie Mae 3.500% due 08/01/2045	101.063	08/06/2015	31,000	(109)	(69)

					$(747)	$(563)

Total Written Options					$(1,712)	$(759)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190)%	02/25/2034	$403	$0	$18	$18	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)	02/25/2035	589	0	312	312	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)	10/11/2021	1,500	0	(9)	0	(9)
JPM	Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750)	07/20/2018	5,000	0	(4)	0	(4)
	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850)	10/18/2020	1,000	0	32	32	0
	UBS Commercial Mortgage Trust % due 09/15/2040	(1.170)	09/15/2040	4,000	0	2,997	2,997	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390)	12/27/2033	355	0	16	16	0
UAG	Merrill Lynch Mortgage Trust % due 06/12/2043	(1.080)	06/12/2043	5,262	108	4,702	4,810	0

					$108	$8,064	$8,185	$(13)

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$7,500	$(2,550)	$2,596	$46	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	07/25/2035	3,842	(1,345)	795	0	(550)
	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.050% due 10/25/2034	1.050	10/25/2034	180	(57)	27	0	(30)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	12/25/2034	5,000	(1,600)	1,625	25	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930	11/25/2034	1,626	(455)	419	0	(36)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	11/25/2034	3	(3)	1	0	(2)

					$(6,010)	$5,463	$71	$(618)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.576%	08/13/2015	$558,000	$0	$377	$377	$0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.579	08/13/2015	373,000	0	241	241	0
JPM	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.575	08/13/2015	514,000	0	351	351	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.578	08/13/2015	299,000	0	197	197	0

						$0	$1,166	$1,166	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$14,375		$23	$23	$0
FBF	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	17,136		28	28	0
GST	Receive	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	4,467		8	8	0

								$59	$59	$0

Total Swap Agreements							$(5,902)	$14,752	$9,481	$(631)

(j)	Securities with an aggregate market value of $573 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,721	$0	$1,721
Municipal Bonds & Notes
Texas	0	2,327	0	2,327
U.S. Government Agencies	0	3,282,557	3,284	3,285,841
U.S. Treasury Obligations	0	72,776	0	72,776
Mortgage-Backed Securities	0	174,824	152,958	327,782
Asset-Backed Securities	0	193,979	11	193,990
Short-Term Instruments
Repurchase Agreements	0	3,364	0	3,364
U.S. Treasury Bills	0	13,381	0	13,381
	$0	$3,744,929	$156,253	$3,901,182

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$272,352	$0	$0	$272,352

Total Investments	$272,352	$3,744,929	$156,253	$4,173,534

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(485,393)	$0	$(485,393)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	51	0	51
Over the counter	0	11,058	0	11,058
	$0	$11,109	$0	$11,109

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,390)	$0	$(1,390)

Totals	$272,352	$3,269,255	$156,253	$3,697,860

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
U.S. Government Agencies	$3,433	$0	$(183)	$(1)	$(1)	$36	$0	$0	$3,284	$33
Mortgage-Backed Securities	160,929	0	(2,663)	87	170	(330)	0	(5,235)	152,958	11
Asset-Backed Securities	11	0	0	0	0	0	0	0	11	0

Totals	$164,373	$0	$(2,846)	$86	$169	$(294)	$0	$(5,235)	$156,253	$44

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$3,284	Proxy Pricing	Base Price	95.00 - 107.00
Mortgage-Backed Securities	15,314	Proxy Pricing	Base Price	94.35 - 98.56
	137,644	Third Party Vendor	Broker Quote	61.19 - 87.00
Asset-Backed Securities	11	Proxy Pricing	Base Price	14.40

Total	$156,253

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.3%
MUNICIPAL BONDS & NOTES 91.0%
ALABAMA 0.4%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$570

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,348

CALIFORNIA 15.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	5,000	5,819
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	365	474
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	2,000	2,852
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,115
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,288
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,175
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,305
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,520
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,261
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	287
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	175

		24,271

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,412

DISTRICT OF COLUMBIA 7.4%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,633

FLORIDA 1.3%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,496
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	501

		1,997

ILLINOIS 19.6%
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,388
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,666
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,397
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	6,555	6,636
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	997
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,750
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,194

		31,028

LOUISIANA 3.5%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,593

MARYLAND 2.6%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,744
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,428

		4,172

MICHIGAN 1.4%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,260

NEW JERSEY 6.5%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	4,065
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,769
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,410

		10,244

NEW YORK 8.3%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,340
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,151
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	558
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,306
5.750% due 11/15/2051	2,000	2,278
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,551

		13,184

OHIO 2.7%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	308
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
0.030% due 01/01/2043	4,000	4,000

		4,308

TENNESSEE 3.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,285
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,374

		4,659

TEXAS 12.0%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,622
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,744
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,329
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,317

		19,012

WASHINGTON 3.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,169

Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,034

		5,203

Total Municipal Bonds & Notes (Cost $125,045)		143,894

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		500

Total Short-Term Instruments (Cost $500)		500

Total Investments in Securities (Cost $125,545)		144,394

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	1,244,082	12,339

Total Short-Term Instruments (Cost $12,340)		12,339

Total Investments in Affiliates (Cost $12,340)		12,339

Total Investments 99.1% (Cost $137,885)		$156,733
Other Assets and Liabilities, net 0.9%		1,453

Net Assets 100.0%		$158,186

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$500	Fannie Mae 2.260% due 10/17/2022	$(510)	$500	$500

Total Repurchase Agreements						$(510)	$500	$500

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$570	$0	$570
Alaska	0	2,348	0	2,348
California	0	24,271	0	24,271
Colorado	0	3,412	0	3,412
District of Columbia	0	11,633	0	11,633
Florida	0	1,997	0	1,997
Illinois	0	31,028	0	31,028
Louisiana	0	5,593	0	5,593
Maryland	0	4,172	0	4,172
Michigan	0	2,260	0	2,260
New Jersey	0	10,244	0	10,244
New York	0	13,184	0	13,184
Ohio	0	4,308	0	4,308
Tennessee	0	4,659	0	4,659
Texas	0	19,012	0	19,012
Washington	0	5,203	0	5,203
Short-Term Instruments
Repurchase Agreements	0	500	0	500
	$0	$144,394	$0	$144,394

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,339	$0	$0	$12,339

Total Investments	$12,339	$144,394	$0	$156,733

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.4%
CORPORATE BONDS & NOTES 11.3%
BANKING & FINANCE 8.9%
Banca Monte dei Paschi di Siena SpA
3.625% due 04/01/2019	EUR	10,400	$11,705
Banco Popolare SC
3.500% due 03/14/2019		3,000	3,437
Bank of America Corp.
6.875% due 04/25/2018		$3,719	4,202
Bank of America N.A.
0.696% due 05/08/2017		12,200	12,187
Bankia S.A.
3.500% due 12/14/2015	EUR	9,000	10,178
Barclays Bank PLC
7.625% due 11/21/2022		$4,477	5,107
7.750% due 04/10/2023		9,600	10,416
BPCE S.A.
4.625% due 07/11/2024		13,900	13,599
Credit Agricole S.A.
8.125% due 09/19/2033		400	441
Credit Suisse Group Funding Guernsey Ltd.
4.875% due 05/15/2045		7,000	6,737
GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,030
Goldman Sachs Group, Inc.
0.904% due 06/04/2017		100	100
3.500% due 01/23/2025		3,500	3,393
3.750% due 05/22/2025		5,400	5,327
HBOS PLC
0.787% due 09/01/2016	EUR	100	111
HSBC Holdings PLC
5.250% due 09/16/2022 (c)		1,400	1,561
6.375% due 03/30/2025 (c)		$2,000	2,015
KBC Bank NV
8.000% due 01/25/2023		400	439
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,760	6,169
15.000% due 12/21/2019	EUR	150	253
Lloyds Bank PLC
1.750% due 05/14/2018		$2,950	2,948
3.500% due 05/14/2025		550	540
Navient Corp.
1.926% due 02/12/2016		1,140	1,138
Rabobank Group
8.375% due 07/26/2016 (c)		5,000	5,237
8.400% due 06/29/2017 (c)		5,900	6,389
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (c)	EUR	900	1,081
UBS AG
7.625% due 08/17/2022		$2,000	2,345
Vornado Realty LP
2.500% due 06/30/2019		7,000	6,992

			125,077

INDUSTRIALS 1.5%
Actavis Funding SCS
3.800% due 03/15/2025		500	491
Baxalta, Inc.
2.000% due 06/22/2018		900	899
2.875% due 06/23/2020		1,900	1,898
3.600% due 06/23/2022		800	800
4.000% due 06/23/2025		1,900	1,891
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		2,500	2,461
3.550% due 04/01/2025		13,400	12,996

			21,436

UTILITIES 0.9%
BellSouth Corp.
4.821% due 04/26/2021		3,200	3,292
BG Energy Capital PLC
6.500% due 11/30/2072		200	214
Electricite de France S.A.
0.735% due 01/20/2017		6,600	6,612
1.150% due 01/20/2017		2,000	2,004

			12,122

Total Corporate Bonds & Notes (Cost $163,271)			158,635

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		325	274

Total Municipal Bonds & Notes (Cost $312)			274

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
3.500% due 07/01/2045		8,000	8,236

Total U.S. Government Agencies (Cost $8,223)			8,236

U.S. TREASURY OBLIGATIONS 97.9%
U.S. Treasury Bonds
2.500% due 02/15/2045 (e)		16,080	14,088
3.000% due 11/15/2044 (e)		900	876
3.000% due 05/15/2045 (e)		5,850	5,706
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		72,884	73,243
0.125% due 04/15/2017 (e)(i)		90,123	91,327
0.125% due 04/15/2019 (g)		1,716	1,737
0.125% due 07/15/2022 (e)		108,030	107,161
0.125% due 01/15/2023 (e)		47,456	46,596
0.250% due 01/15/2025 (e)		46,006	45,068
0.375% due 07/15/2023		35,886	35,987
0.625% due 07/15/2021		48,758	50,309
0.625% due 02/15/2043 (i)		3,756	3,308
0.750% due 02/15/2042		24,175	22,079
0.750% due 02/15/2045		27,729	25,140
1.250% due 07/15/2020		61,184	65,433
1.375% due 01/15/2020 (g)		14,004	14,966
1.375% due 02/15/2044 (e)		72,635	76,976
1.750% due 01/15/2028 (e)		127,753	144,371
1.875% due 07/15/2015 (i)		308	309
2.000% due 01/15/2026 (e)		92,943	106,506
2.125% due 02/15/2040		6,567	8,046
2.125% due 02/15/2041 (i)		1,620	1,999
2.375% due 01/15/2025 (e)		150,931	177,332
2.375% due 01/15/2027 (e)		101,524	121,195
2.500% due 07/15/2016		16,342	16,947
2.500% due 01/15/2029 (i)		3,769	4,635
2.625% due 07/15/2017 (g)		11,872	12,733
3.625% due 04/15/2028 (i)		44	60
3.875% due 04/15/2029		38,356	54,237
U.S. Treasury Notes
1.500% due 05/31/2020 (e)		22,900	22,753
1.750% due 03/31/2022 (e)		25,200	24,722

Total U.S. Treasury Obligations (Cost $1,382,638)			1,375,845

MORTGAGE-BACKED SECURITIES 1.7%
BCAP LLC Trust
0.435% due 07/26/2035		1,000	965
Bear Stearns ALT-A Trust
2.073% due 10/25/2033		13	13
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.467% due 01/25/2035		624	566
Commercial Mortgage Trust
2.365% due 02/10/2029		800	813
Countrywide Home Loan Mortgage Pass-Through Trust
2.733% due 05/25/2033		6,547	6,599
German Residential Funding Ltd.
1.138% due 08/27/2024	EUR	1,032	1,163
Hercules Eclipse PLC
0.811% due 10/25/2018	GBP	1,127	1,740
JPMorgan Mortgage Trust
2.614% due 04/25/2035		$294	296
Marche Mutui SRL
0.419% due 02/25/2055	EUR	506	556
2.248% due 01/27/2064		1,148	1,310
Marche SRL
0.398% due 10/27/2065		337	376
Merrill Lynch Mortgage Investors Trust
0.607% due 07/25/2030		$6,875	6,309
Sequoia Mortgage Trust
0.888% due 10/19/2026		49	48

WaMu Mortgage Pass-Through Certificates Trust
0.507% due 07/25/2045		457	440
2.441% due 09/25/2033		320	318
Wells Fargo Mortgage-Backed Securities Trust
2.681% due 10/25/2035		1,497	1,506
2.703% due 07/25/2036		413	409

Total Mortgage-Backed Securities (Cost $23,716)			23,427

ASSET-BACKED SECURITIES 5.4%
Amortizing Residential Collateral Trust
0.887% due 10/25/2031		1,891	1,723
Carlyle Global Market Strategies CLO LLC
1.505% due 04/20/2022		1,350	1,350
CIFC Funding Ltd.
1.425% due 08/14/2024		17,500	17,545
1.575% due 01/19/2023		7,309	7,320
Doral CLO Ltd.
1.531% due 05/26/2023		6,900	6,901
Elm CLO Ltd.
1.674% due 01/17/2023		8,776	8,791
Fortress Credit Investments Ltd.
1.574% due 07/17/2023		3,500	3,496
Madison Park Funding Ltd.
1.536% due 06/15/2022		1,890	1,893
Symphony CLO LP
1.374% due 01/09/2023		15,791	15,747
Venture CLO Ltd.
1.575% due 11/14/2022		3,200	3,201
Voya CLO Ltd.
1.575% due 10/15/2022		3,900	3,899
1.615% due 10/15/2022		3,900	3,902

Total Asset-Backed Securities (Cost $75,728)			75,768

SOVEREIGN ISSUES 12.5%
France Government Bond
0.250% due 07/25/2018 (b)	EUR	15,111	17,524
1.000% due 07/25/2017		3,750	4,375
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		18,032	21,152
2.100% due 09/15/2017 (b)		3,261	3,817
2.100% due 09/15/2021		879	1,064
2.250% due 04/22/2017 (b)		1,505	1,727
2.350% due 09/15/2019 (b)		1,109	1,339
2.350% due 09/15/2024 (b)		17,543	21,556
New Zealand Government Bond
2.000% due 09/20/2025	NZD	17,701	11,928
3.000% due 09/20/2030		2,957	2,214
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	14,483	16,833
Slovenia Government International Bond
4.700% due 11/01/2016		5,200	6,139
Spain Government International Bond
3.800% due 04/30/2024		10,800	13,591
United Kingdom Gilt
0.125% due 03/22/2024 (b)	GBP	27,029	45,957
Xunta de Galicia
5.763% due 04/03/2017	EUR	3,500	4,234
6.131% due 04/03/2018		1,350	1,731

Total Sovereign Issues (Cost $190,796)			175,181

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (d) 0.6%			8,287

U.S. TREASURY BILLS 0.4%
0.022% due 08/06/2015 - 11/12/2015 (a)(e)(i)		$5,700	5,700

Total Short-Term Instruments (Cost $13,987)			13,987

Total Investments in Securities (Cost $1,858,671)			1,831,353

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,601	125

Total Short-Term Instruments (Cost $125)		125

Total Investments in Affiliates (Cost $125)		125

Total Investments 130.4% (Cost $1,858,796)		$1,831,478
Financial Derivative Instruments (f)(h) (0.7%) (Cost or Premiums, net $(2,430))		(10,028)
Other Assets and Liabilities, net (29.7%)		(416,559)

Net Assets 100.0%		$1,404,891

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
JPS	0.250%	06/30/2015	07/01/2015	$5,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	$(6,026)	$5,900	$5,900
SSB	0.000	06/30/2015	07/01/2015	2,387	Fannie Mae 2.260% due 10/17/2022	(2,438)	2,387	2,387

Total Repurchase Agreements						$(8,464)	$8,287	$8,287

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.010%	06/30/2015	07/02/2015	$(11,557)	$(11,556)
	0.280	05/12/2015	07/10/2015	(2,145)	(2,145)
	0.300	05/19/2015	07/17/2015	(14,256)	(14,261)
	0.420	06/16/2015	07/08/2015	(34,756)	(34,762)
BSN	0.280	05/14/2015	07/14/2015	(2,147)	(2,148)
	0.280	05/18/2015	07/20/2015	(4,647)	(4,649)
	0.280	05/26/2015	07/27/2015	(48,250)	(48,263)
	0.280	06/05/2015	07/07/2015	(1,784)	(1,785)
DEU	0.230	07/01/2015	07/22/2015	(2,392)	(2,392)
GRE	0.300	06/30/2015	07/02/2015	(1,292)	(1,292)
	0.350	06/10/2015	07/02/2015	(10,652)	(10,654)
	0.580	06/30/2015	07/07/2015	(211)	(211)
JPS	0.100	06/30/2015	07/01/2015	(5,887)	(5,888)
	0.150	06/25/2015	07/02/2015	(1,588)	(1,588)
	0.230	06/12/2015	07/13/2015	(24,763)	(24,766)
	0.250	01/06/2015	07/07/2015	(107,960)	(108,092)
	0.450	06/26/2015	07/02/2015	(7,533)	(7,533)

Total Reverse Repurchase Agreements					$(281,985)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.350)%	06/30/2015	07/01/2015	$(1,067)	$(1,067)
	0.200	06/30/2015	07/02/2015	(5,590)	(5,590)
BPG	0.500	06/30/2015	07/07/2015	(3,480)	(3,484)
GSC	(0.100)	06/29/2015	07/02/2015	(2,078)	(2,078)
	0.190	06/26/2015	07/10/2015	(97)	(97)
	0.350	06/02/2015	07/02/2015	(1,530)	(1,531)
	0.370	06/08/2015	07/08/2015	(6,082)	(6,087)
MSC	0.310	05/21/2015	07/15/2015	(9,712)	(9,732)
	0.410	06/11/2015	07/02/2015	(4,413)	(4,415)
TDM	0.310	05/27/2015	07/08/2015	(93,271)	(93,382)
	0.320	05/20/2015	07/13/2015	(23,640)	(23,691)
	0.330	06/04/2015	07/14/2015	(4,237)	(4,245)
	0.350	06/12/2015	07/10/2015	(3,199)	(3,203)

Total Sale-Buyback Transactions					$(158,602)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $389,801 at a weighted average interest rate of 0.237%.
(3)	Payable for sale-buyback transactions includes $150 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	07/01/2045	$8,000	$(8,246)	$(8,236)

Total Short Sales				$(8,246)	$(8,236)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(e)	Securities with an aggregate market value of $436,951 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar December Futures	$99.375	12/14/2015	190	$31	$26

Total Purchased Options				$31	$26

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2015	90	$(72)	$(41)
Call - CBOT U.S. Treasury 10-Year Note September Futures	127.000	08/21/2015	90	(60)	(69)

				$(132)	$(110)

Total Written Options				$(132)	$(110)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	1,033	$(259)	$0	$0
90-Day Eurodollar December Futures	Short	12/2016	643	(219)	16	0
90-Day Eurodollar March Futures	Short	03/2016	544	(350)	7	0
90-Day Eurodollar March Futures	Short	03/2017	669	(148)	8	0
90-Day Eurodollar September Futures	Short	09/2016	237	(91)	6	0
Call Options Strike @ EUR 154.500 on Euro-Bund 10-Year Bond September Futures	Long	08/2015	92	(8)	46	0
Call Options Strike @ EUR 157.500 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	92	4	0	(16)
Euro-BTP Italy Government Bond September Futures	Long	09/2015	104	(94)	94	(338)
Euro-Bund 10-Year Bond September Futures	Short	09/2015	22	(41)	0	(44)
Put Options Strike @ EUR 147.000 on Euro-Bund 10-Year Bond September Futures	Short	08/2015	92	24	32	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	1,093	(103)	0	(43)
U.S. Treasury 10-Year Note September Futures	Short	09/2015	107	120	3	0
U.S. Treasury 30-Year Bond September Futures	Short	09/2015	54	4	11	0
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2015	28	(76)	0	(2)

Total Futures Contracts				$(1,237)	$223	$(443)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-24 5-Year Index	1.000%	06/20/2020		$12,700	$184	$6	$3	$(1)
iTraxx Europe 23 5-Year Index	1.000	06/20/2020	EUR	22,200	306	(155)	0	(101)

					$490	$(149)	$3	$(102)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017		$86,800	$(122)	$(124)	$6	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017		86,400	(460)	(134)	6	0
Pay	3-Month USD-LIBOR	2.000	12/16/2020		12,400	(10)	26	0	(4)
Receive	3-Month USD-LIBOR	2.500	12/16/2025		2,900	23	0	2	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025		17,200	(157)	61	0	(9)
Receive	3-Month USD-LIBOR	2.750	12/16/2045		122,100	6,277	(924)	319	0
Pay	3-Month USD-LIBOR	2.750	12/16/2045		5,400	(260)	33	0	(14)
Receive	6-Month EUR-EURIBOR	1.000	12/17/2024	EUR	21,900	112	155	0	(235)
Receive	6-Month EUR-EURIBOR	0.750	09/16/2025		27,900	1,385	1,521	0	(322)
Pay	6-Month EUR-EURIBOR	1.250	09/16/2045		4,800	(612)	(776)	122	0
Receive	6-Month GBP-LIBOR	1.250	06/17/2017	GBP	44,300	(212)	210	0	(87)
Receive	6-Month GBP-LIBOR	2.000	09/16/2025		11,270	343	(135)	0	(200)
Receive	6-Month GBP-LIBOR	2.000	09/16/2045		18,030	2,371	1,922	0	(643)

						$8,678	$1,835	$455	$(1,514)

Total Swap Agreements						$9,168	$1,686	$458	$(1,616)

(4)	Unsettled variation margin asset of $24 and liability of $(46) for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $15,322 and cash of $8,676 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	GBP	38,104		$58,553	$0	$(1,318)
	07/2015	NZD	21,482		15,327	770	0
	07/2015		$14,701	NZD	21,482	0	(144)
	08/2015	NZD	21,482		$14,659	144	0
BPS	07/2015	JPY	1,487,729		12,040	0	(116)
BRC	07/2015	PLN	17,449		4,560	0	(77)
CBK	07/2015	AUD	1,929		1,471	0	(18)
	07/2015		$14,412	EUR	12,696	0	(257)
	08/2015		1,068	DKK	6,960	0	(27)
DUB	07/2015	KRW	5,015,519		$4,631	154	0
FBF	08/2015	EUR	236,056		263,371	61	0
GLM	08/2015	DKK	6,435		961	0	(2)
	08/2015	EUR	15,989		17,903	70	0
	08/2015		$717	EUR	639	0	(4)
JPM	07/2015	CAD	330		$264	0	0
	07/2015	EUR	2,307		2,617	45	0
	07/2015		$25,967	EUR	23,819	595	(8)
	07/2015		1,291	GBP	835	21	0
	07/2015		4,647	PLN	17,451	0	(9)
MSB	07/2015		12,060	JPY	1,487,729	96	0
	08/2015	JPY	1,487,729		$12,064	0	(97)
SCX	07/2015	EUR	53,662		60,131	306	0
	08/2015		$60,157	EUR	53,662	0	(306)
UAG	07/2015		21,746		19,454	147	(205)
	07/2015		58,514	GBP	37,269	45	0
	08/2015	EUR	4,489		$5,020	18	(4)
	08/2015	GBP	37,269		58,502	0	(44)

Total Forward Foreign Currency Contracts						$2,472	$(2,636)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950%	12/15/2015	$40,800	$51	$44
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.950	12/15/2015	35,400	41	38
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800	01/19/2016	72,600	116	75
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.865	08/11/2015	9,800	164	389
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683	12/11/2017	11,000	1,540	1,712

							$1,912	$2,258

Total Purchased Options							$1,912	$2,258

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850%	08/19/2015	EUR	3,400	$(7)	$(11)
BRC	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		3,500	(7)	(11)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		6,700	(14)	(24)
CBK	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	08/19/2015		2,100	(5)	(5)
FBF	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		3,000	(6)	(10)
GST	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.850	08/19/2015		3,500	(7)	(11)
	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		28,500	(62)	(101)
JPM	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		3,400	(7)	(12)
SOG	Put - OTC iTraxx Europe 23 5-Year Index	Sell	0.900	09/16/2015		5,200	(12)	(18)

							$(127)	$(203)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC EUR versus USD	$1.150	07/02/2015	EUR	10,590	$(42)	$(1)
	Put - OTC EUR versus USD	1.110	07/20/2015		11,847	(59)	(143)
	Call - OTC EUR versus USD	1.170	07/20/2015		11,847	(66)	(11)
BRC	Call - OTC EUR versus USD	1.150	07/15/2015		4,560	(36)	(10)
UAG	Call - OTC EUR versus USD	1.150	07/02/2015		9,960	(57)	(1)

						$(260)	$(166)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$(7)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	(2)
DUB	Cap - OTC CPURNSA Index	236.119	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/01/2016	3,600	(3)	(2)
	Floor - OTC YOY CPURNSA Index	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	(44)	(24)
GLM	Cap - OTC CPALEMU Index	117.930	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	4,700	0	(181)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(90)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	(8)
	Cap - OTC YOY CPURNSA Index	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	0	112
	Floor - OTC YOY CPURNSA Index	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	0	115
	Floor - OTC YOY CPURNSA Index	234.810	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	(186)

						$(605)	$(273)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.050%	07/13/2015		$19,900	$(90)	$(2)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		25,600	(89)	(31)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		10,700	(69)	(99)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		10,700	(92)	(68)
GLM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		37,300	(145)	(118)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/15/2015		5,000	(17)	(63)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350	09/30/2015		3,500	(21)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015		3,500	(31)	(22)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750	08/20/2015	GBP	5,100	(44)	(13)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.400	08/20/2015		5,100	(44)	(43)
JPM	Call - OTC 5-Year Interest Rate Swap (Effective 09/16/2020)	3-Month USD-LIBOR	Receive	2.910	09/14/2015		$24,000	(74)	(74)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.900	09/09/2015	GBP	5,700	(57)	(44)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520	01/19/2016		$72,600	(44)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660	01/19/2016		72,600	(73)	(39)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.950	07/13/2015		48,300	(163)	(59)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	12/11/2017		46,200	(1,540)	(1,542)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.365	08/11/2015		9,800	(161)	(10)

								$(2,754)	$(2,277)

Total Written Options								$(3,746)	$(2,919)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070)%	03/20/2016	0.136%	$1,000	$0	$(7)	$0	$(7)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.860%	$4,100	$(25)	$47	$22	$0
BRC	Italy Government International Bond	1.000	03/20/2019	1.096	5,500	(101)	83	0	(18)
DUB	Italy Government International Bond	1.000	03/20/2019	1.096	7,900	(156)	131	0	(25)
GST	Spain Government International Bond	1.000	03/20/2019	0.860	21,800	(185)	300	115	0
HUS	Italy Government International Bond	1.000	03/20/2019	1.096	12,750	(267)	226	0	(41)
	Spain Government International Bond	1.000	03/20/2019	0.860	2,100	(16)	27	11	0
MYC	Italy Government International Bond	1.000	03/20/2019	1.096	2,300	(44)	37	0	(7)

						$(794)	$851	$148	$(91)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.430%	06/15/2030	GBP	2,400	$1	$26	$27	$0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		4,700	7	150	157	0
BPS	Pay	1-Month GBP-UKRPI	3.400	06/15/2030		1,700	8	(3)	5	0
	Pay	1-Month GBP-UKRPI	3.550	12/11/2044		1,500	10	78	88	0
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		$14,300	(5)	(331)	0	(336)
	Receive	3-Month USD-CPURNSA Index	2.500	07/15/2022		27,400	521	(2,871)	0	(2,350)
BRC	Receive	3-Month USD-CPURNSA Index	1.950	09/16/2016		6,000	0	(166)	0	(166)
	Receive	3-Month USD-CPURNSA Index	1.908	04/15/2017		17,800	0	(541)	0	(541)
CBK	Pay	1-Month GBP-UKRPI	3.430	06/15/2030	GBP	4,300	3	46	49	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,200	(41)	81	40	0
DUB	Receive	3-Month USD-CPURNSA Index	1.860	11/05/2016		$16,800	0	(417)	0	(417)
	Receive	3-Month USD-CPURNSA Index	1.825	11/29/2016		21,800	(9)	(504)	0	(513)
	Receive	3-Month USD-CPURNSA Index	1.845	11/29/2016		15,000	0	(362)	0	(362)
	Receive	3-Month USD-CPURNSA Index	2.360	01/28/2017		18,600	0	(923)	0	(923)
	Pay	3-Month USD-CPURNSA Index	1.725	03/04/2019		4,375	0	(12)	0	(12)
	Pay	3-Month USD-CPURNSA Index	2.065	05/12/2025		19,800	0	(111)	0	(111)
FBF	Pay	1-Month GBP-UKRPI	3.353	05/15/2030	GBP	200	0	(1)	0	(1)
	Pay	1-Month GBP-UKRPI	3.430	06/15/2030		500	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.528	09/23/2044		5,700	(13)	305	292	0
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,500	(49)	99	50	0
	Pay	1-Month GBP-UKRPI	3.550	11/15/2044		700	1	41	42	0
	Pay	1-Month GBP-UKRPI	3.328	01/12/2045		200	2	(21)	0	(19)
	Receive	3-Month USD-CPURNSA Index	1.935	10/31/2016		$3,500	0	(95)	0	(95)
GLM	Pay	1-Month GBP-UKRPI	3.140	01/14/2030	GBP	5,650	0	(220)	0	(220)
	Receive	3-Month USD-CPURNSA Index	1.730	04/15/2016		$46,700	(99)	(982)	0	(1,081)
	Receive	3-Month USD-CPURNSA Index	1.942	04/15/2017		7,500	0	(239)	0	(239)
JPM	Pay	1-Month GBP-UKRPI	3.530	12/15/2044	GBP	1,400	9	53	62	0
	Receive	3-Month USD-CPURNSA Index	1.890	09/06/2016		$10,300	0	(267)	0	(267)
MYC	Pay	1-Month GBP-UKRPI	3.320	05/15/2030	GBP	3,300	0	(40)	0	(40)
	Pay	1-Month GBP-UKRPI	3.500	10/15/2044		1,100	9	28	37	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935	10/23/2016		$29,700	(56)	(751)	0	(807)
	Receive	3-Month USD-CPURNSA Index	1.930	10/31/2016		4,600	0	(124)	0	(124)

							$299	$(8,068)	$855	$(8,624)

Total Swap Agreements							$(495)	$(7,224)	$1,003	$(8,722)

(i)	Securities with an aggregate market value of $9,777 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,081	$123,996	$0	$125,077
Industrials	0	21,436	0	21,436
Utilities	0	12,122	0	12,122
Municipal Bonds & Notes
West Virginia	0	274	0	274
U.S. Government Agencies	0	8,236	0	8,236
U.S. Treasury Obligations	0	1,375,845	0	1,375,845
Mortgage-Backed Securities	0	23,427	0	23,427
Asset-Backed Securities	0	75,768	0	75,768
Sovereign Issues	0	175,181	0	175,181
Short-Term Instruments
Repurchase Agreements	0	8,287	0	8,287
U.S. Treasury Bills	0	5,700	0	5,700
	$1,081	$1,830,272	$0	$1,831,353

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$125	$0	$0	$125

Total Investments	$1,206	$1,830,272	$0	$1,831,478

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,236)	$0	$(8,236)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	249	458	0	707
Over the counter	0	5,733	0	5,733
	$249	$6,191	$0	$6,440

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(443)	(1,726)	0	(2,169)
Over the counter	(74)	(14,203)	0	(14,277)

	$(517)	$(15,929)	$0	$(16,446)

Totals	$938	$1,812,298	$0	$1,813,236

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.2%
BANK LOAN OBLIGATIONS 85.8%
ABC Supply Co., Inc.
3.500% due 04/16/2020	$119	$119
Acadia Healthcare Company, Inc.
4.250% due 02/11/2022	50	50
ADS Waste Holdings, Inc.
3.750% due 10/09/2019	25	24
Air Medical Group Holdings, Inc.
4.500% due 04/06/2022	240	239
Albertson’s Holdings LLC
4.500% - 5.500% due 08/25/2021	299	301
5.000% due 08/25/2019	123	124
5.375% due 03/21/2019	199	200
Alere, Inc.
4.250% due 06/03/2022	50	50
Alliant Holdings, Inc.
5.000% due 12/20/2019	50	50
Allison Transmission, Inc.
3.500% due 08/23/2019	291	292
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019	208	209
Allnex USA, Inc.
4.500% due 10/03/2019	108	108
Altice Financing S.A.
5.250% due 02/04/2022	55	56
Amaya Holdings BV
5.000% due 08/01/2021	238	238
American Renal Holdings, Inc.
4.500% due 09/22/2019	456	455
Amsurg Corp.
3.750% due 07/16/2021	99	99
Ancestry.com, Inc.
4.000% due 05/15/2018	105	105
4.500% due 12/28/2018	254	255
AP NMT Acquisition BV
6.750% due 08/13/2021	194	192
Apex Tool Group, LLC
4.500% due 02/01/2020	289	285
Aramark Services, Inc.
0.037% - 3.650% due 07/26/2016	3	3
Arch Coal, Inc.
6.250% due 05/16/2018	73	51
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	247	247
Ardent Medical Services, Inc.
6.750% due 07/02/2018	250	251
ARG IH Corp.
4.750% - 6.000% due 11/15/2020	99	99
Asurion LLC
4.250% due 07/08/2020	139	139
5.000% due 05/24/2019	288	289
8.500% due 03/03/2021	150	153
Atrium Innovations, Inc.
4.250% due 02/13/2021	49	48
7.750% due 08/13/2021	75	70
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	266	266
Avaya, Inc.
4.687% due 10/26/2017	16	16
6.500% due 03/30/2018	120	120
AVSC Holdings Corp.
4.500% due 01/24/2021	163	163
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	117	117
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	233	233
Axiall Holdco, Inc.
4.000% due 02/25/2022	50	50
Bass Pro Group LLC
4.000% due 06/05/2020	75	75
BE Aerospace, Inc.
4.000% due 12/16/2021	224	226
Berlin Packaging LLC
4.500% due 10/01/2021	50	50
Berry Plastics Holding Corp.
3.750% due 01/06/2021	136	136

BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019		111	111
8.500% due 03/26/2020		220	222
Black Knight InfoServ LLC
3.750% due 05/27/2022		40	40
Blue Coat Systems, Inc.
5.000% due 05/15/2022		75	75
BMC Software Finance, Inc.
5.000% due 09/10/2020		787	745
Boyd Gaming Corp.
4.000% due 08/14/2020		111	111
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020		121	118
Brickman Group Ltd. LLC
4.000% - 5.250% due 12/18/2020		172	172
7.500% due 12/18/2021		150	151
Burger King Worldwide, Inc.
3.750% due 12/10/2021		403	404
Cable & Wireless Communications
6.500% due 04/28/2017		75	75
Cactus Wellhead LLC
7.000% due 07/31/2020		40	34
Calpine Corp.
3.500% due 05/27/2022		25	25
Capsugel Holdings U.S., Inc.
3.500% due 08/01/2018		74	74
Carros Finance Luxembourg SARL
4.500% due 09/30/2021		89	89
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021		217	218
CD&R Millennium Holdco SARL
4.500% due 07/31/2021		109	109
CDRH Parent, Inc.
5.250% due 07/01/2021		50	50
Chemours Co.
3.750% due 05/22/2022		155	155
Chrysler Group LLC
3.250% due 12/31/2018		272	271
3.500% due 05/24/2017		25	25
CityCenter Holdings LLC
4.250% due 10/16/2020		125	125
Clear Channel Communications, Inc.
6.937% due 01/30/2019		200	185
CommScope, Inc.
3.750% due 12/29/2022		200	200
Communications Sales & Leasing, Inc.
5.000% due 10/24/2022		125	123
Community Health Systems, Inc.
3.534% due 12/31/2018		1	1
3.750% due 12/31/2019		228	228
4.000% due 01/27/2021		361	362
Concordia Healthcare Corp.
4.750% due 04/21/2022		25	25
CPG International, Inc.
4.750% due 09/30/2020		368	365
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020		48	46
7.000% due 11/22/2021		147	138
Crown Castle Operating Co.
3.000% due 01/31/2021		25	25
Cumulus Media Holdings, Inc.
4.250% due 12/19/2020		185	176
CWC Cayman Finance Limited
5.500% due 04/28/2017		85	85
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021		198	198
Dealer Tire LLC
5.500% due 12/22/2021		25	25
Dealertrack Technologies, Inc.
3.500% due 02/24/2021		143	143
Dell International LLC
4.000% due 04/29/2020		400	400
Delos Finance SARL
3.500% due 03/06/2021		25	25
Delta SARL
4.750% due 07/31/2021		298	296
7.750% due 07/31/2022		81	81
Deutsche Raststatten Gruppe GmbH
3.485% due 12/10/2019	EUR	50	56
Diamond Resorts Corp.
5.500% due 05/09/2021		$149	150
DJO Finance LLC
4.250% due 06/08/2020		100	100
Dole Food Co., Inc.
4.500% - 5.750% due 11/01/2018		239	239

Dollar Tree, Inc.
3.500% due 03/09/2022	142	141
Doosan Infracore International, Inc.
4.500% due 05/27/2021	290	293
Dynegy Holdings, Inc.
4.000% due 04/23/2020	170	170
Endo Luxembourg Finance Co. SARL
3.500% due 06/11/2016	100	100
3.750% due 06/11/2022	275	276
Energizer SpinCo., Inc.
3.750% due 05/14/2022	50	50
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	655	657
Envision Healthcare Corp.
4.000% due 05/25/2018	267	267
EP Energy LLC
3.500% due 05/24/2018	33	33
ESH Hospitality, Inc.
5.000% due 06/24/2019	156	159
Essar Steel Algoma, Inc.
7.500% due 08/09/2019	50	45
First Data Corp.
3.687% due 03/24/2017	25	25
3.687% due 03/24/2018	450	449
3.750% due 06/23/2022	25	25
Flying Fortress, Inc.
3.500% due 04/30/2020	25	25
Freescale Semiconductor, Inc.
4.250% due 03/01/2020	264	265
5.000% due 01/15/2021	146	147
Gardner Denver, Inc.
4.250% due 07/30/2020	18	17
Gates Global, Inc.
4.250% due 07/03/2021	253	250
GCI Holdings, Inc.
4.750% due 02/02/2022	75	75
Generac Power Systems, Inc.
3.250% due 05/31/2020	237	235
Getty Images, Inc.
4.750% due 10/18/2019	359	267
GFA Brands, Inc.
4.500% due 07/09/2020	378	364
Global Cash Access LLC
6.250% due 12/18/2020	50	50
Goodyear Tire & Rubber Co.
3.750% due 04/30/2019	208	209
Granite Acquisition, Inc.
5.000% due 12/19/2021	50	50
Gray Television, Inc.
3.750% due 06/13/2021	67	67
H.J. Heinz Co.
3.250% due 06/05/2020	285	285
Hanesbrands, Inc.
3.250% due 04/15/2022	25	25
HCA, Inc.
2.937% due 03/31/2017	15	15
3.032% due 05/01/2018	15	15
HD Supply, Inc.
4.000% due 06/28/2018	314	315
Headwaters, Inc.
4.500% due 03/24/2022	50	50
Hearthside Group Holdings LLC
4.500% due 06/02/2021	74	74
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	440	441
Horizon Pharma Holdings USA, Inc.
4.500% due 04/22/2021	70	70
Hub International Ltd.
4.000% due 10/02/2020	269	267
Huntsman International LLC
3.750% due 08/12/2021	274	274
Iasis Healthcare LLC
4.500% due 05/03/2018	182	182
Immucor, Inc.
5.000% due 08/17/2018	50	50
IMS Health, Inc.
3.500% due 03/17/2021	127	127
Ineos U.S. Finance LLC
4.250% due 03/31/2022	150	150
Informatica Corp.
4.500% due 05/29/2022	100	100
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019	200	199
Interactive Data Corp.
4.750% due 05/02/2021	272	273

ION Media Networks, Inc.
4.750% due 12/18/2020	25	25
J. Crew Group, Inc.
4.000% due 03/05/2021	223	193
Jefferies Finance LLC
4.500% due 05/01/2020	125	125
Jeld-Wen, Inc.
5.000% due 06/18/2022	50	50
KAR Auction Services, Inc.
3.500% due 03/07/2021	74	74
Kinetic Concepts, Inc.
4.000% due 11/04/2016	41	41
4.500% due 05/04/2018	167	168
Klockner-Pentaplast of America, Inc.
5.000% due 04/28/2020	35	35
KP Germany Erste GmbH
5.000% due 04/22/2020	15	15
Kronos Worldwide, Inc.
4.000% due 02/18/2020	148	148
Kronos, Inc.
4.500% due 10/30/2019	344	345
9.750% due 04/30/2020	25	26
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	156	157
Level 3 Financing, Inc.
3.500% due 05/31/2022	275	273
Live Nation Entertainment, Inc.
3.500% due 08/16/2020	238	239
LTF Merger Sub, Inc.
5.250% due 06/10/2022	100	99
LTS Buyer LLC
4.000% due 04/11/2020	147	146
MacDermid, Inc.
4.750% due 06/07/2020	75	75
Maxim Crane Works LP
10.250% due 11/26/2018	325	327
MCC Iowa LLC
3.750% due 06/30/2021	59	59
Media General, Inc.
4.000% due 07/31/2020	23	23
MGM Resorts International
3.500% due 12/20/2019	416	413
MGOC, Inc.
TBD% due 06/17/2020	125	125
Michaels Stores, Inc.
3.750% due 01/28/2020	192	192
Midas Intermediate Holdco LLC
4.500% due 08/18/2021	50	50
MPG Holdco, Inc.
3.750% due 10/20/2021	81	81
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	144	144
Mueller Water Products, Inc.
4.000% due 11/25/2021	75	75
Multi Packaging Solutions, Inc.
4.250% due 09/30/2020	198	198
National Financial Partners Corp.
4.500% due 07/01/2020	315	315
NBTY, Inc.
3.500% due 10/01/2017	100	100
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	255	254
New Albertson’s, Inc.
4.750% due 06/27/2021	89	89
NGPL PipeCo LLC
6.750% due 09/15/2017	21	20
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	74	72
Norwegian Cruise Line Holdings Ltd.
4.000% due 10/19/2021	50	50
Novelis, Inc.
4.000% due 06/02/2022	125	125
Numericable U.S. LLC
4.500% due 05/21/2020	672	675
Onex Wizard U.S. Acquisition, Inc.
4.250% due 03/13/2022	85	85
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	25	25
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	421	413
Par Pharmaceutical Companies, Inc.
4.000% due 09/30/2019	123	123
Party City Holdings, Inc.
4.000% - 5.250% due 07/27/2019	157	157
Performance Food Group Co.
6.250% due 11/14/2019	49	49

Petco Animal Supplies, Inc.
4.000% due 11/24/2017	341	341
PetSmart, Inc.
4.250% due 03/11/2022	310	310
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	442	442
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	52	53
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	78	78
Playa Resorts Holding BV
4.000% due 08/09/2019	49	49
Ply Gem Industries, Inc.
4.000% due 02/01/2021	123	123
Polarpak, Inc.
4.500% - 5.500% due 06/07/2020	44	44
Post Holdings, Inc.
3.750% due 06/02/2021	104	103
PRA Holdings, Inc.
4.500% due 09/23/2020	175	176
Prestige Brands, Inc.
3.500% due 09/03/2021	113	113
Quintiles Transnational Corp.
3.250% due 05/12/2022	50	50
Realogy Corp.
3.750% due 03/05/2020	341	341
Reynolds Group Holdings, Inc.
4.500% due 12/01/2018	286	287
Riverbed Technology, Inc.
6.000% due 04/24/2022	100	101
Roofing Supply Group LLC
5.000% due 05/31/2019	270	270
RPI Finance Trust
3.500% due 11/09/2020	398	399
Sabine Oil & Gas LLC
8.750% due 12/31/2018 ^	200	74
Sage Products Holdings LLC
4.250% due 12/13/2019	347	348
9.250% due 06/13/2020	45	46
SBA Senior Finance LLC
3.250% due 06/01/2022	200	198
Scientific Games International, Inc.
6.000% due 10/18/2020	208	208
6.000% due 10/01/2021	100	100
Seadrill Partners Finco LLC
4.000% due 02/21/2021	384	292
Sensata Technologies B.V.
3.000% due 10/14/2021	74	75
Sequa Corp.
5.250% due 06/19/2017	342	300
Serta Simmons Holdings LLC
4.250% due 10/01/2019	229	230
Ship U.S. Bidco, Inc.
4.750% due 11/29/2019	190	191
Signode Industrial Group U.S., Inc.
3.750% due 05/01/2021	58	58
Sinclair Television Group, Inc.
3.500% due 07/31/2021	25	25
Six Flags Entertainment Corp.
3.500% due 06/17/2022	50	50
Smart & Final Stores LLC
4.750% due 11/15/2019	100	100
Southcross Energy Partners LP
5.250% due 08/04/2021	74	74
Spectrum Brands, Inc.
3.750% due 06/09/2022	100	100
SS&C Technologies, Inc.
4.000% due 06/23/2022	200	201
Staples, Inc.
4.250% due 04/07/2021	190	190
Station Casinos LLC
4.250% due 03/02/2020	274	274
Sterigenics Nordion Holdings LLC
4.250% due 05/15/2022	140	140
Styrolution U.S. Holding LLC
6.500% due 11/07/2019	50	50
Sun Products Corp.
5.500% due 03/23/2020	33	32
SunGard Data Systems, Inc.
4.000% due 03/08/2020	44	44
Syniverse Holdings, Inc.
4.000% due 04/23/2019	391	370
Telesat Canada
3.500% due 03/28/2019	222	222
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	196	197

TI Group Automotive Systems LLC
4.500% due 06/24/2022	75	75
Tibco Software, Inc.
6.500% due 12/04/2020	125	125
Transdigm, Inc.
3.500% due 05/14/2022	349	346
TransUnion LLC
3.750% due 04/09/2021	212	210
Tribune Co.
4.000% due 12/27/2020	165	165
Tribune Media Co.
3.750% due 12/27/2020	150	149
Truven Health Analytics, Inc.
4.500% due 06/06/2019	225	225
U.S. Foods, Inc.
4.500% due 03/29/2019	147	148
U.S. Renal Care, Inc.
4.250% due 07/03/2019	319	319
Univar, Inc.
4.500% due 06/30/2022	50	50
Univision Communications, Inc.
4.000% due 03/01/2020	552	549
UPC Financing Partnership
3.250% due 06/30/2021	100	99
USI, Inc.
4.250% due 12/27/2019	269	269
Valeant Pharmaceuticals International, Inc.
3.500% due 08/05/2020	348	348
4.000% due 04/01/2022	419	419
Vantiv LLC
3.750% due 06/13/2021	152	153
Walter Investment Management Corp.
4.750% due 12/19/2020	320	303
Waste Industries USA, Inc.
4.250% due 02/27/2020	35	35
Westmoreland Coal Co.
7.500% due 12/16/2020	224	218
Wilsonart LLC
4.000% due 10/31/2019	312	310
Windstream Corp.
3.500% due 08/08/2019	172	172
WMG Acquisition Corp.
3.750% due 07/01/2020	194	191
WNA Holdings, Inc.
4.500% due 05/30/2020	28	28
WTG Holdings Corp.
4.750% due 01/15/2021	197	197
York Risk Services Holding Corp.
4.750% due 10/01/2021	74	73
Zebra Technologies Corp.
4.750% due 10/27/2021	24	24

Total Bank Loan Obligations (Cost $40,535)		40,089

CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 0.5%
AerCap Ireland Capital Ltd.
4.625% due 07/01/2022	150	150
Ally Financial, Inc.
4.125% due 03/30/2020	25	25
CNO Financial Group, Inc.
4.500% due 05/30/2020	25	26
Navient Corp.
5.875% due 03/25/2021	25	25
RHP Hotel Properties LP
5.000% due 04/15/2023	25	25

		251

INDUSTRIALS 4.3%
Air Medical Merger Sub Corp.
6.375% due 05/15/2023	25	24
Alere, Inc.
6.375% due 07/01/2023	25	26
Altice Financing S.A.
6.625% due 02/15/2023	200	199
Cable One, Inc.
5.750% due 06/15/2022	25	25
California Resources Corp.
5.000% due 01/15/2020	25	22
5.500% due 09/15/2021	25	22
6.000% due 11/15/2024	33	29
CCO Holdings LLC
5.125% due 05/01/2023	50	49

Chemours Co.
6.625% due 05/15/2023		25	24
CNH Industrial Capital LLC
3.875% due 07/16/2018		25	25
CommScope Technologies Finance LLC
6.000% due 06/15/2025		25	25
Concordia Healthcare Corp.
7.000% due 04/15/2023		25	25
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		25	22
DaVita HealthCare Partners, Inc.
5.000% due 05/01/2025		75	72
Family Tree Escrow LLC
5.750% due 03/01/2023		25	26
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		200	200
Halcon Resources Corp.
8.625% due 02/01/2020		25	25
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	100	113
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$25	23
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		25	26
Masonite International Corp.
5.625% due 03/15/2023		25	26
NCSG Crane & Heavy Haul Services, Inc.
9.500% due 08/15/2019		40	26
Plantronics, Inc.
5.500% due 05/31/2023		25	25
Post Holdings, Inc.
6.000% due 12/15/2022		15	14
6.750% due 12/01/2021		25	25
Schaeffler Finance BV
2.500% due 05/15/2020	EUR	100	109
Spectrum Brands, Inc.
5.750% due 07/15/2025		$25	26
Springs Industries, Inc.
6.250% due 06/01/2021		50	49
Sterigenics-Nordion Holdings LLC
6.500% due 05/15/2023		25	25
Tenet Healthcare Corp.
3.786% due 06/15/2020		25	25
6.750% due 06/15/2023		25	26
TransDigm, Inc.
6.500% due 05/15/2025		50	50
United Rentals North America, Inc.
4.625% due 07/15/2023		100	98
Univision Communications, Inc.
5.125% due 02/15/2025		75	72
UPCB Finance Ltd.
5.375% due 01/15/2025		200	192
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		50	52
ZF North America Capital, Inc.
4.000% due 04/29/2020		150	150

			1,992

UTILITIES 0.1%
Genesis Energy LP
5.625% due 06/15/2024		25	24

Sprint Corp.
7.125% due 06/15/2024	50	47

		71

Total Corporate Bonds & Notes (Cost $2,382)		2,314

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (a) 0.5%		251

Total Short-Term Instruments (Cost $251)		251

Total Investments in Securities (Cost $43,168)		42,654

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	474,740	4,708

Total Short-Term Instruments (Cost $4,709)		4,708

Total Investments in Affiliates (Cost $4,709)		4,708

Total Investments 101.3% (Cost $47,877)		$47,362
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		(6)
Other Assets and Liabilities, net (1.3%)		(610)

Net Assets 100.0%		$46,746

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$251	Fannie Mae 2.260% due 10/17/2022	$(260)	$251	$251

Total Repurchase Agreements						$(260)	$251	$251

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
GLM	07/2015	EUR	242		$265	$0	$(5)
SCX	07/2015		$155	GBP	101	4	0
UAG	07/2015	GBP	90		$137	0	(5)

Total Forward Foreign Currency Contracts						$4	$(10)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$38,715	$1,374	$40,089
Corporate Bonds & Notes
Banking & Finance	0	251	0	251
Industrials	0	1,992	0	1,992
Utilities	0	71	0	71
Short-Term Instruments
Repurchase Agreements	0	251	0	251
	$0	$41,280	$1,374	$42,654

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,708	$0	$0	$4,708

Total Investments	$4,708	$41,280	$1,374	$47,362

Financial Derivative Instruments - Assets
Over the counter	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(10)	$0	$(10)

Totals	$4,708	$41,274	$1,374	$47,356

There were no significant transfers between Levels 1 or 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$1,928	$199	$(424)	$0	$(3)	$24	$497	$(847)	$1,374	$10

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$1,374	Third Party Vendor	Broker Quote	85.50 - 101.00

Total	$1,374

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

June 30, 2015 (Unaudited)

MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
SHORT-TERM INSTRUMENTS 100.0%
REPURCHASE AGREEMENTS 100.0%	$250

Total Short-Term Instruments (Cost $250)	250

Total Investments in Securities (Cost $250)	250

Total Investments 100.0% (Cost $250)	$250

Net Assets 100.0%	$250

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$250	Fannie Mae 2.260% due 10/17/2022	$(255)	$250	$250

Total Repurchase Agreements						$(255)	$250	$250

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$250	$0	$250

Total Investments	$0	$250	$0	$250

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.2%
CORPORATE BONDS & NOTES 34.3%
BANKING & FINANCE 24.6%
American Express Centurion Bank
0.875% due 11/13/2015	$1,800	$1,801
American Express Credit Corp.
0.789% due 07/29/2016	475	476
2.750% due 09/15/2015	1,400	1,405
American Honda Finance Corp.
0.657% due 05/26/2016	1,400	1,404
0.771% due 10/07/2016	3,040	3,053
1.000% due 08/11/2015	400	400
2.600% due 09/20/2016	7,295	7,444
American International Group, Inc.
5.050% due 10/01/2015	11,500	11,617
Asian Development Bank
0.196% due 05/13/2016	12,000	12,001
Bank Nederlandse Gemeenten NV
0.294% due 11/30/2015	25,000	24,998
1.750% due 10/06/2015	8,600	8,630
Bank of America Corp.
1.101% due 03/22/2016	1,100	1,103
1.500% due 10/09/2015	4,500	4,511
3.625% due 03/17/2016	100	102
3.700% due 09/01/2015	4,585	4,604
Bank of America N.A.
0.729% due 06/05/2017	14,900	14,913
0.745% due 11/14/2016	500	500
Bank of Montreal
0.756% due 09/11/2015	2,500	2,502
Bank of Nova Scotia
1.650% due 10/29/2015	14,765	14,823
2.050% due 10/07/2015	700	703
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.450% due 09/11/2015	700	702
Banque Federative du Credit Mutuel S.A.
1.129% due 10/28/2016	750	754
Barclays Bank PLC
2.500% due 09/21/2015	500	502
Bear Stearns Cos. LLC
5.300% due 10/30/2015	8,931	9,059
BPCE S.A.
0.846% due 11/18/2016	3,100	3,106
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015	40,500	40,500
2.750% due 01/27/2016	31,400	31,797
Citigroup, Inc.
1.074% due 04/01/2016	300	301
2.250% due 08/07/2015	500	501
4.450% due 01/10/2017	14,900	15,571
Credit Agricole S.A.
0.864% due 06/02/2017	16,300	16,309
Credit Suisse
0.586% due 03/11/2016	20,400	20,394
DBS Bank Ltd.
2.375% due 09/14/2015	2,000	2,007
Dexia Credit Local S.A.
0.556% due 01/21/2016	10,500	10,507
0.574% due 01/17/2016	23,000	23,017
0.577% due 11/13/2015	24,400	24,418
0.656% due 11/07/2016	700	702
DNB Boligkreditt A/S
2.100% due 10/14/2016	3,500	3,517
2.900% due 03/29/2017	20,000	20,345
Erste Abwicklungsanstalt
0.399% due 02/11/2016	30,000	30,010
0.479% due 06/07/2016	2,200	2,203
0.579% due 01/29/2016	5,000	5,008
European Investment Bank
1.375% due 10/20/2015	8,700	8,728
FMS Wertmanagement AoeR
0.289% due 01/28/2016	10,000	10,000
0.533% due 09/01/2015	5,000	5,001
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	200	200
1.529% due 05/09/2016	4,500	4,526

2.500% due 01/15/2016	1,300	1,311
General Electric Capital Corp.
0.554% due 01/09/2017	5,500	5,510
0.932% due 09/30/2015	2,437	2,440
1.029% due 08/11/2015	3,000	3,000
5.000% due 01/08/2016	6,600	6,752
General Motors Financial Co., Inc.
2.750% due 05/15/2016	6,500	6,579
Goldman Sachs Group, Inc.
0.676% due 07/22/2015	3,000	3,000
0.731% due 03/22/2016	11,350	11,345
0.904% due 06/04/2017	16,700	16,681
1.600% due 11/23/2015	19,000	19,067
3.700% due 08/01/2015	28,300	28,360
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	3,000	3,001
HSBC Finance Corp.
0.713% due 06/01/2016	19,895	19,867
HSBC USA, Inc.
0.733% due 03/03/2017	500	500
Industrial Bank of Korea
4.375% due 08/04/2015	1,000	1,003
ING Bank NV
0.623% due 01/04/2016	20,100	20,110
Inter-American Development Bank
0.207% due 10/23/2015	39,300	39,304
0.228% due 02/11/2016	103,000	103,033
John Deere Capital Corp.
0.700% due 09/04/2015	1,050	1,050
JPMorgan Chase & Co.
0.794% due 02/15/2017	26,000	26,047
2.600% due 01/15/2016	38,200	38,505
KFW
0.197% due 10/30/2015	20,000	20,001
0.225% due 07/14/2015	29,800	29,798
0.243% due 07/09/2015	43,000	43,001
Kookmin Bank
0.758% due 09/14/2015	5,000	5,000
1.375% due 01/15/2016	4,000	4,004
Landeskreditbank Baden-Wuerttemberg Foerderbank
2.250% due 07/15/2016	5,000	5,092
Landwirtschaftliche Rentenbank
3.125% due 07/15/2015	4,000	4,003
Lloyds Bank PLC
4.875% due 01/21/2016	4,940	5,049
Macquarie Bank Ltd.
0.736% due 06/15/2016	1,200	1,202
3.450% due 07/27/2015	2,000	2,004
Metropolitan Life Global Funding
0.805% due 07/15/2016	3,000	3,014
Morgan Stanley
4.000% due 07/24/2015	8,400	8,414
Muenchener Hypothekenbank eG
1.125% due 07/13/2015	1,800	1,800
MUFG Union Bank N.A.
1.031% due 09/26/2016	9,200	9,242
1.500% due 09/26/2016	1,000	1,003
National Australia Bank Ltd.
1.600% due 08/07/2015	200	200
Nationwide Building Society
5.000% due 08/01/2015	1,000	1,003
Nederlandse Waterschapsbank NV
0.369% due 11/04/2015	5,000	5,002
0.500% due 03/04/2016	2,000	2,001
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	3,000	3,004
Oesterreichische Kontrollbank AG
0.412% due 02/26/2016	2,000	2,001
1.125% due 07/06/2015	4,500	4,500
1.750% due 10/05/2015	2,500	2,509
QNB Finance Ltd.
3.125% due 11/16/2015	2,250	2,268
Rabobank Group
0.609% due 04/28/2017	2,000	2,002
2.250% due 07/31/2015	5,000	5,007
Royal Bank of Canada
0.625% due 12/05/2016	7,100	7,104
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	2,000	2,006
Standard Chartered PLC
3.200% due 05/12/2016	13,900	14,154
Stone Street Trust
5.902% due 12/15/2015	2,400	2,447
Sumitomo Mitsui Banking Corp.
0.701% due 01/10/2017	4,500	4,502
1.350% due 07/18/2015	1,200	1,200

Svensk Exportkredit AB
0.625% due 05/31/2016	2,500	2,504
0.760% due 08/06/2015	4,160	4,162
1.750% due 10/20/2015	8,655	8,691
Swedbank Hypotek AB
2.950% due 03/28/2016	10,500	10,682
Temasek Financial Ltd.
4.500% due 09/21/2015	2,000	2,017
Toronto-Dominion Bank
2.200% due 07/29/2015	19,750	19,774
Toyota Motor Credit Corp.
0.566% due 05/17/2016	14,500	14,527
UBS AG
0.781% due 09/26/2016	2,500	2,503
0.843% due 06/01/2017	11,000	10,976
7.375% due 07/15/2015	3,500	3,506
Wachovia Corp.
0.618% due 10/28/2015	7,464	7,461
Westpac Banking Corp.
1.375% due 07/17/2015	2,500	2,501
Woori Bank
4.500% due 10/07/2015	2,000	2,020

		1,058,001

INDUSTRIALS 5.5%
AbbVie, Inc.
1.040% due 11/06/2015	4,600	4,607
1.200% due 11/06/2015	33,300	33,333
Altria Group, Inc.
4.125% due 09/11/2015	9,300	9,353
Becton Dickinson and Co.
0.736% due 06/15/2016	8,500	8,506
Canadian Natural Resources Ltd.
0.657% due 03/30/2016	1,500	1,498
Cox Communications, Inc.
5.500% due 10/01/2015	500	506
Daimler Finance North America LLC
0.958% due 08/01/2016	2,500	2,511
1.250% due 01/11/2016	13,815	13,856
1.300% due 07/31/2015	28,355	28,368
Devon Energy Corp.
0.736% due 12/15/2015	10,000	9,993
Enterprise Products Operating LLC
1.250% due 08/13/2015	4,500	4,502
General Electric Co.
0.850% due 10/09/2015	1,500	1,502
Hewlett-Packard Co.
2.125% due 09/13/2015	6,300	6,321
Honeywell International, Inc.
0.326% due 11/17/2015	2,400	2,400
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	10,377	10,454
Hyundai Capital America
1.625% due 10/02/2015	300	301
Johnson & Johnson
0.356% due 11/28/2016	21,500	21,509
Korea National Oil Corp.
2.875% due 11/09/2015	1,000	1,008
McKesson Corp.
0.682% due 09/10/2015	5,300	5,300
NBCUniversal Enterprise, Inc.
0.812% due 04/15/2016	5,600	5,617
Nissan Motor Acceptance Corp.
0.981% due 09/26/2016	3,000	3,015
1.000% due 03/15/2016	2,500	2,505
Occidental Petroleum Corp.
2.500% due 02/01/2016	1,781	1,803
PepsiCo, Inc.
0.700% due 02/26/2016	900	901
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016	1,000	1,016
Time Warner, Inc.
3.150% due 07/15/2015	8,776	8,785
Tyco Electronics Group S.A.
0.479% due 01/29/2016	6,000	6,001
Volkswagen Group of America Finance LLC
0.452% due 11/23/2015	19,600	19,609
0.564% due 11/22/2016	7,000	7,001
1.250% due 05/23/2017	1,000	1,002
Volkswagen International Finance NV
0.606% due 11/18/2015	300	300
0.716% due 11/18/2016	11,500	11,522
2.375% due 03/22/2017	2,500	2,547

Walgreens Boots Alliance, Inc.
0.726% due 05/18/2016	400	400

		237,852

UTILITIES 4.2%
Alabama Power Co.
0.550% due 10/15/2015	1,900	1,901
AT&T, Inc.
0.665% due 02/12/2016	10,300	10,286
0.702% due 03/30/2017	5,700	5,683
2.500% due 08/15/2015	8,100	8,115
2.950% due 05/15/2016	4,000	4,067
BP Capital Markets PLC
0.696% due 11/07/2016	10,000	10,000
0.700% due 11/06/2015	2,700	2,702
3.125% due 10/01/2015	16,998	17,113
Entergy Corp.
3.625% due 09/15/2015	4,000	4,016
Korea Electric Power Corp.
3.000% due 10/05/2015	15,000	15,091
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	1,600	1,602
Orange S.A.
2.125% due 09/16/2015	1,400	1,403
Plains All American Pipeline LP
3.950% due 09/15/2015	1,013	1,019
Shell International Finance BV
0.484% due 11/15/2016	5,000	5,011
Verizon Communications, Inc.
0.700% due 11/02/2015	15,580	15,560
1.816% due 09/15/2016	73,238	74,161

		177,730

Total Corporate Bonds & Notes (Cost $1,474,167)		1,473,583

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	2,160	2,185

Total Municipal Bonds & Notes (Cost $2,186)		2,185

U.S. GOVERNMENT AGENCIES 26.7%
Fannie Mae
0.450% due 08/24/2015	20,000	20,009
0.500% due 10/22/2015	1,400	1,401
Federal Farm Credit Bank
0.150% due 10/26/2015	100,000	100,004
0.155% due 03/18/2016	125,000	125,043
0.157% due 01/25/2016 - 04/21/2016	23,500	23,508
0.186% due 09/11/2015	35,000	35,003
0.204% due 04/06/2016	124,000	124,093
0.212% due 09/22/2015	1,830	1,831
0.250% due 07/29/2016	5,500	5,505
0.270% due 06/20/2016	500	501
0.280% due 07/20/2016 - 09/19/2016	17,700	17,720
0.380% due 04/11/2016	97,300	97,468
Federal Home Loan Bank
0.150% due 08/10/2015	60,000	60,003
0.169% due 10/09/2015	125,000	125,014
0.200% due 10/27/2015	180,000	180,024
0.220% due 10/07/2015	115,000	115,025
0.230% due 12/18/2015	10,500	10,504
Freddie Mac
0.165% due 10/16/2015	90,000	90,028
4.750% due 11/17/2015	12,700	12,921

Total U.S. Government Agencies (Cost $1,145,364)		1,145,605

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Notes
0.625% due 08/15/2016	30,000	30,079

Total U.S. Treasury Obligations (Cost $30,060)		30,079

ASSET-BACKED SECURITIES 2.3%
Bank of The West Auto Trust
0.380% due 06/15/2016	13,013	13,014
Ford Credit Auto Owner Trust
0.320% due 04/15/2016	35,650	35,650
0.350% due 06/15/2016	29,068	29,069

GM Financial Automobile Leasing Trust
0.400% due 06/20/2016	7,000	7,000
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016	6,000	6,000
Porsche Innovative Lease Owner Trust
0.320% due 05/23/2016	8,223	8,223
Santander Drive Auto Receivables Trust
0.450% due 05/16/2016	2,004	2,004

Total Asset-Backed Securities (Cost $100,958)		100,960

SOVEREIGN ISSUES 2.1%
Belgium Government International Bond
0.875% due 09/14/2015	10,000	10,023
Development Bank of Japan, Inc.
2.750% due 03/15/2016	3,000	3,051
Japan Bank for International Cooperation
1.875% due 09/24/2015	12,400	12,438
Kommunekredit
0.331% due 09/21/2015	25,000	24,997
Korea Development Bank
4.375% due 08/10/2015	3,000	3,012
Poland Government International Bond
3.875% due 07/16/2015	2,000	2,002
Province of Ontario
0.327% due 08/13/2015	3,000	3,000
2.300% due 05/10/2016	6,000	6,092
5.450% due 04/27/2016	7,114	7,400
Province of Quebec
9.000% due 04/01/2016	5,000	5,302
State of North Rhine-Westphalia
0.579% due 04/28/2017	10,000	10,044
0.599% due 05/03/2017	3,000	3,013

Total Sovereign Issues (Cost $90,397)		90,374

SHORT-TERM INSTRUMENTS 33.0%
CERTIFICATES OF DEPOSIT 3.0%
Bank of Nova Scotia
0.411% due 10/02/2015	50,000	50,001
Credit Agricole Corporate and Investment Bank
0.561% due 07/02/2015	49,000	49,000
Credit Suisse
0.602% due 08/24/2015	15,900	15,901
0.689% due 12/07/2015	10,000	10,003
Sumitomo Mitsui Banking Corp.
0.599% due 04/29/2016	2,300	2,300

		127,205

COMMERCIAL PAPER 16.5%
Amcor Ltd.
0.435% due 07/07/2015	2,000	2,000
0.470% due 07/20/2015	2,000	1,999
0.520% due 07/31/2015	1,500	1,499
Commonwealth Edison Co.
0.460% due 07/08/2015	3,000	3,000
0.470% due 07/10/2015	1,000	1,000
0.470% due 07/16/2015	1,500	1,500
CVS Corp.
0.470% due 07/20/2015	2,500	2,499
Deutsche Telekom AG
0.500% due 07/15/2015	17,500	17,497
Duke Energy Corp.
0.430% due 07/13/2015	10,000	9,998
0.430% due 07/17/2015	2,500	2,499
0.460% due 07/17/2015	5,500	5,499
Edison International
0.450% due 07/06/2015	500	500
0.450% due 07/07/2015	3,500	3,500
0.460% due 07/14/2015	1,500	1,500
0.470% due 07/15/2015	2,500	2,499
ENI Finance USA, Inc.
0.550% due 07/22/2015	1,000	1,000
0.720% due 09/24/2015	5,000	4,993
Entergy Corp.
0.950% due 07/10/2015	2,000	1,999
0.950% due 07/29/2015	19,000	18,986
European Investment Bank
0.195% due 09/04/2015	57,500	57,490
Ford Motor Credit Co.
0.830% due 07/27/2015	20,000	19,988
1.100% due 11/02/2015	22,100	22,055

Glencore Funding LLC
0.560% due 07/10/2015	2,000	2,000
0.560% due 07/13/2015	6,000	5,999
0.560% due 07/15/2015	17,000	16,996
Hitachi Capital America Corp.
0.510% due 07/20/2015	1,500	1,500
0.520% due 07/27/2015	1,100	1,100
Holcim U.S. Finance SARL & Cie S.C.S
0.500% due 07/07/2015	1,000	1,000
0.520% due 07/01/2015	1,000	1,000
0.520% due 08/04/2015	500	500
Hyundai Capital America
0.460% due 07/15/2015	1,500	1,500
0.480% due 07/27/2015	2,500	2,499
Kansas City Southern Railway Co.
0.670% due 07/08/2015	4,000	3,999
0.700% due 07/16/2015	2,000	1,999
MARRIOTT INTERNATION
0.470% due 07/13/2015	4,500	4,499
0.470% due 07/20/2015	2,000	1,999
Marriott International
0.470% due 07/08/2015	2,000	2,000
0.520% due 07/28/2015	2,500	2,499
Mohawk Industries, Inc.
0.430% due 07/01/2015	1,500	1,500
0.440% due 07/07/2015	2,500	2,500
0.480% due 07/15/2015	500	500
Mondelez International, Inc.
0.450% due 07/09/2015	23,000	22,998
0.460% due 07/07/2015	40,000	39,997
0.470% due 07/23/2015	4,500	4,499
Nationwide Building Society
0.380% due 07/20/2015	5,600	5,599
0.390% due 07/29/2015	25,000	24,992
0.410% due 08/06/2015	20,000	19,992
0.430% due 08/26/2015	4,000	3,997
NBC Universal Enterprise, Inc.
0.450% due 07/13/2015	1,000	1,000
Newell Rubbermaid, Inc.
0.850% due 07/16/2015	2,000	1,999
NRW. BANK
0.200% due 09/02/2015	31,700	31,690
0.205% due 10/01/2015	205,000	204,887
Pacific Gas & Electric Co.
0.435% due 07/08/2015	4,663	4,663
0.440% due 07/10/2015	3,894	3,893
0.450% due 07/07/2015	6,500	6,499
0.450% due 07/08/2015	5,000	4,999
Plains All American Pipelone LP
0.530% due 07/06/2015	3,500	3,500
0.530% due 07/20/2015	4,500	4,499
Time Warner Cable, Inc.
0.510% due 07/06/2015	1,000	1,000
0.520% due 07/09/2015	500	500
Virginia Electric & Power Co.
0.410% due 07/14/2015	3,000	2,999
Volvo Group Treasury N.A.
0.490% due 07/13/2015	2,500	2,500
0.500% due 07/07/2015	1,500	1,500
0.500% due 07/09/2015	3,500	3,500
Williams Partners LP
0.510% due 07/10/2015	4,000	3,999
0.510% due 07/13/2015	13,000	12,998
0.520% due 07/07/2015	4,000	4,000
0.520% due 07/08/2015	4,000	4,000
0.550% due 07/14/2015	10,500	10,498
0.560% due 07/15/2015	1,000	1,000
Xerox Corp.
0.500% due 07/27/2015	31,500	31,489

		708,775

REPURCHASE AGREEMENTS (a) 11.9%		513,020

SHORT-TERM NOTES 1.6%
Federal Home Loan Bank
0.153% due 11/13/2015	10,000	9,996
0.155% due 11/13/2015	48,500	48,482
0.250% due 01/12/2016	3,500	3,501
Hyundai Auto Receivables Trust
0.330% due 04/15/2016	7,417	7,417

		69,396

Total Short-Term Instruments (Cost $1,418,333)		1,418,396

Total Investments in Securities (Cost $4,261,465)		4,261,182

Total Investments 99.2% (Cost $4,261,465)		$4,261,182
Other Assets and Liabilities, net 0.8%		34,572

Net Assets 100.0%		$4,295,754

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.230%	06/30/2015	07/01/2015	$49,800	U.S. Treasury Notes 2.750% due 02/15/2019	$(50,292)	$49,800	$49,800
RDR	0.250	06/30/2015	07/01/2015	280,200	U.S. Treasury Notes 0.625% - 1.500% due 02/15/2017 - 11/30/2019	(285,935)	280,200	280,202
GRE	0.070	06/30/2015	07/01/2015	44,900	U.S. Treasury Notes 1.500% due 05/31/2019	(45,765)	44,900	44,900
SCX	0.170	06/01/2015	07/01/2015	24,000	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(24,074)	24,000	24,004
	0.180	07/01/2015	08/03/2015	14,320	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(14,450)	14,320	14,320
SGY	0.180	06/30/2015	07/01/2015	49,800	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2023	(50,724)	49,800	49,800
	0.230	06/08/2015	07/06/2015	50,000	Bank of Nova Scotia 1.950% due 01/30/2017	(51,155)	50,000	50,007

Total Repurchase Agreements						$(522,395)	$513,020	$513,033

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,058,001	$0	$1,058,001
Industrials	0	237,852	0	237,852
Utilities	0	177,730	0	177,730
Municipal Bonds & Notes
California	0	2,185	0	2,185
U.S. Government Agencies	0	1,145,605	0	1,145,605
U.S. Treasury Obligations	0	30,079	0	30,079
Asset-Backed Securities	0	94,960	6,000	100,960
Sovereign Issues	0	87,361	3,013	90,374
Short-Term Instruments
Certificates of Deposit	0	127,205	0	127,205
Commercial Paper	500	708,275	0	708,775
Repurchase Agreements	0	513,020	0	513,020
Short-Term Notes	0	69,396	0	69,396

Total Investments	$500	$4,251,669	$9,013	$4,261,182

There were no significant transfers between Level 1, 2, and 3 during the period ended June 30, 2015.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.8%
CORPORATE BONDS & NOTES 32.3%
BANKING & FINANCE 23.3%
Aegon NV
4.625% due 12/01/2015		$958	$973
American Express Centurion Bank
0.727% due 11/13/2015		84,140	84,226
0.875% due 11/13/2015 (d)		300	300
American Express Credit Corp.
0.789% due 07/29/2016		31,025	31,079
2.750% due 09/15/2015		5,500	5,521
2.800% due 09/19/2016		2,610	2,665
American Honda Finance Corp.
0.657% due 05/26/2016		4,650	4,662
0.771% due 10/07/2016		1,000	1,004
1.000% due 08/11/2015		54,443	54,479
2.500% due 09/21/2015		2,250	2,260
2.600% due 09/20/2016		4,550	4,643
American International Group, Inc.
2.375% due 08/24/2015		30,365	30,425
5.050% due 10/01/2015		57,261	57,842
Asian Development Bank
0.196% due 05/13/2016		97,000	97,004
2.500% due 03/15/2016		50,000	50,745
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		9,975	9,993
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	57,000	64,708
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$6,500	6,502
Bank Nederlandse Gemeenten NV
0.294% due 11/30/2015		191,100	191,087
0.445% due 07/18/2016		19,446	19,477
0.625% due 07/18/2016		2,075	2,078
Bank of America Corp.
1.250% due 01/11/2016		51,190	51,320
1.500% due 10/09/2015		20,325	20,373
3.625% due 03/17/2016		1,300	1,324
3.700% due 09/01/2015		12,800	12,854
4.750% due 08/01/2015		7,000	7,019
Bank of America N.A.
0.566% due 06/15/2016		250	249
0.696% due 05/08/2017		24,375	24,349
0.729% due 06/05/2017		58,250	58,300
0.745% due 11/14/2016		800	801
Bank of Montreal
0.756% due 09/11/2015		14,600	14,614
2.625% due 01/25/2017		39,200	39,661
Bank of Nova Scotia
0.950% due 03/15/2016		1,500	1,504
1.650% due 10/29/2015		395,000	396,550
2.150% due 08/03/2016		400	406
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.732% due 02/26/2016		35,760	35,796
0.891% due 09/09/2016		8,100	8,118
Banque Federative du Credit Mutuel S.A.
1.129% due 10/28/2016		4,500	4,524
Barclays Bank PLC
2.500% due 09/21/2015		12,800	12,856
BBVA Bancomer S.A.
4.500% due 03/10/2016		8,950	9,160
Bear Stearns Cos. LLC
5.300% due 10/30/2015		11,400	11,564
BNP Paribas Home Loan SFH S.A.
2.200% due 11/02/2015		16,197	16,286
BPCE S.A.
0.775% due 07/15/2015		7,300	7,301
1.527% due 04/25/2016		38,037	38,330
Caisse Centrale Desjardins
2.550% due 03/24/2017		32,410	32,913
Canadian Credit Card Trust
3.444% due 07/24/2015	CAD	65,000	52,108
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		$198,567	198,567
2.750% due 01/27/2016		226,600	229,464

CARDS Trust
3.096% due 09/15/2015	CAD	50,000	40,194
Citigroup, Inc.
0.551% due 06/09/2016		$4,400	4,381
0.954% due 11/15/2016		900	902
1.074% due 04/01/2016		9,300	9,320
2.250% due 08/07/2015		42,040	42,101
4.450% due 01/10/2017		800	836
Commonwealth Bank of Australia
0.750% due 01/15/2016		3,000	3,004
Credit Agricole S.A.
0.833% due 06/12/2017		33,100	33,091
0.864% due 06/02/2017		14,200	14,208
1.133% due 10/03/2016		5,200	5,227
Credit Suisse
0.586% due 03/11/2016		124,300	124,266
DBS Bank Ltd.
2.375% due 09/14/2015		14,161	14,211
Dexia Credit Local S.A.
0.556% due 01/21/2016		145,000	145,095
0.574% due 01/17/2016		153,600	153,717
0.577% due 11/13/2015		80,500	80,565
0.656% due 11/07/2016		10,200	10,230
DNB Boligkreditt A/S
2.100% due 10/14/2016		281,861	283,230
2.900% due 03/29/2017		140,365	142,788
Erste Abwicklungsanstalt
0.399% due 02/11/2016		47,400	47,416
0.479% due 06/07/2016		19,400	19,426
0.579% due 01/29/2016		33,800	33,854
European Investment Bank
0.625% due 04/15/2016		25,041	25,087
FMS Wertmanagement AoeR
0.289% due 01/28/2016		39,000	39,002
0.322% due 09/27/2016		24,600	24,600
Ford Motor Credit Co. LLC
1.054% due 01/17/2017		36,445	36,452
1.500% due 01/17/2017		27,024	27,000
1.529% due 05/09/2016		25,345	25,494
1.700% due 05/09/2016		24,090	24,125
2.500% due 01/15/2016		26,570	26,787
3.984% due 06/15/2016		19,637	20,099
4.207% due 04/15/2016		17,058	17,448
5.625% due 09/15/2015		75,631	76,321
General Electric Capital Corp.
0.554% due 01/09/2017		6,000	6,011
0.874% due 01/08/2016		14,500	14,545
1.000% due 01/08/2016		6,900	6,924
1.029% due 08/11/2015		29,345	29,344
1.625% due 07/02/2015		12,926	12,926
2.250% due 11/09/2015		32,590	32,788
5.000% due 01/08/2016		600	614
General Motors Financial Co., Inc.
2.750% due 05/15/2016		43,438	43,965
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		59,655	59,660
0.731% due 03/22/2016		5,200	5,198
0.904% due 06/04/2017		175,400	175,199
1.600% due 11/23/2015		8,670	8,700
3.625% due 02/07/2016		29,100	29,561
3.700% due 08/01/2015		355,712	356,469
Hana Bank
1.375% due 02/05/2016		1,000	1,002
4.000% due 11/03/2016		1,000	1,036
4.500% due 10/30/2015		1,500	1,517
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		17,080	17,088
3.875% due 03/15/2016		3,350	3,419
HSBC Finance Corp.
0.713% due 06/01/2016		19,930	19,902
5.500% due 01/19/2016		23,777	24,356
HSBC USA, Inc.
0.733% due 03/03/2017		76,600	76,591
Industrial Bank of Korea
4.375% due 08/04/2015		9,175	9,206
ING Bank NV
0.623% due 01/04/2016		121,150	121,212
1.921% due 09/25/2015		2,600	2,609
2.000% due 09/25/2015		600	602
Inter-American Development Bank
0.207% due 10/23/2015		25,300	25,303
0.228% due 02/11/2016		86,100	86,128
0.278% due 12/12/2016		23,000	23,029
International Bank for Reconstruction & Development
0.375% due 08/24/2015		3,000	3,001

Jackson National Life Global Funding
1.250% due 02/21/2017		1,100	1,102
John Deere Capital Corp.
0.700% due 09/04/2015		15,300	15,301
0.750% due 01/22/2016		7,975	7,994
JPMorgan Chase & Co.
0.726% due 11/18/2016		4,600	4,603
0.794% due 02/15/2017		93,250	93,417
0.902% due 02/26/2016		202,315	202,624
0.935% due 10/15/2015		51,549	51,622
1.100% due 10/15/2015		14,300	14,314
3.450% due 03/01/2016		600	611
JPMorgan Chase Bank N.A.
0.528% due 07/30/2015 (d)		1,650	1,650
0.616% due 06/13/2016		11,100	11,076
0.704% due 06/02/2017		34,600	34,600
KFW
0.225% due 07/14/2015		10,000	9,999
0.426% due 10/13/2016		2,100	2,105
0.500% due 07/15/2016		10,700	10,705
5.125% due 03/14/2016		4,000	4,137
Kookmin Bank
0.758% due 09/14/2015		14,500	14,499
1.375% due 01/15/2016		27,644	27,672
Korea Exchange Bank
1.750% due 09/27/2015		300	301
4.875% due 01/14/2016		1,000	1,020
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.406% due 09/14/2015		4,800	4,800
Landwirtschaftliche Rentenbank
2.500% due 02/15/2016		700	709
3.125% due 07/15/2015		11,234	11,242
Lloyds Bank PLC
4.875% due 01/21/2016		28,200	28,823
Macquarie Bank Ltd.
0.782% due 02/26/2017		48,400	48,419
3.450% due 07/27/2015		6,742	6,755
Metropolitan Life Global Funding
0.651% due 04/10/2017		1,200	1,204
0.805% due 07/15/2016		18,255	18,342
Morgan Stanley
3.800% due 04/29/2016		5,100	5,213
4.000% due 07/24/2015		53,652	53,742
Muenchener Hypothekenbank eG
1.125% due 07/13/2015		1,800	1,800
MUFG Union Bank N.A.
1.031% due 09/26/2016		22,675	22,777
1.500% due 09/26/2016		6,082	6,102
5.950% due 05/11/2016		3,068	3,195
National Bank of Canada
2.200% due 10/19/2016		10,850	11,076
National Rural Utilities Cooperative Finance Corp.
0.582% due 11/23/2016		750	751
Nationwide Building Society
5.000% due 08/01/2015		1,205	1,208
Nederlandse Waterschapsbank NV
0.369% due 11/04/2015		9,000	9,003
0.500% due 03/04/2016		9,500	9,507
0.750% due 03/29/2016		36,505	36,600
2.000% due 09/09/2015		17,260	17,309
New York Life Global Funding
0.379% due 09/06/2016		5,700	5,704
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		327,210	327,615
NRW Bank
0.314% due 02/22/2016		5,400	5,401
0.474% due 07/08/2016		12,600	12,622
Nykredit Realkredit A/S
2.000% due 07/01/2015	DKK	1,475,000	220,416
2.000% due 10/01/2015		234,500	35,292
Oesterreichische Kontrollbank AG
0.647% due 07/25/2016		$4,500	4,515
1.125% due 07/06/2015		43,420	43,420
1.750% due 10/05/2015		15,000	15,055
4.875% due 02/16/2016		3,000	3,083
PACCAR Financial Corp.
0.469% due 06/06/2017		1,650	1,652
Pricoa Global Funding
0.426% due 05/16/2016		21,800	21,801
Prudential Covered Trust
2.997% due 09/30/2015		630	633
QNB Finance Ltd.
3.125% due 11/16/2015		17,658	17,798
Rabobank Group
0.609% due 04/28/2017		48,925	48,972
2.250% due 07/31/2015		3,500	3,505

Realkredit Danmark A/S
2.000% due 01/01/2016	DKK	77,700	11,745
Royal Bank of Canada
0.625% due 12/05/2016		$37,000	37,021
2.625% due 12/15/2015		3,800	3,838
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		5,500	5,516
Standard Chartered PLC
3.200% due 05/12/2016		92,132	93,819
Sumitomo Mitsui Banking Corp.
0.701% due 01/10/2017		5,700	5,702
1.350% due 07/18/2015		34,300	34,306
Svensk Exportkredit AB
0.429% due 04/29/2016		350,000	350,409
Swedbank Hypotek AB
2.125% due 08/31/2016		2,250	2,284
2.950% due 03/28/2016		71,598	72,835
Temasek Financial Ltd.
4.500% due 09/21/2015		3,300	3,327
Toronto-Dominion Bank
2.200% due 07/29/2015		147,493	147,675
Toyota Motor Credit Corp.
0.566% due 05/17/2016		83,965	84,120
2.800% due 01/11/2016		12,500	12,643
UBS AG
0.750% due 03/24/2017		13,045	13,065
0.781% due 09/26/2016		6,500	6,507
0.843% due 06/01/2017		68,925	68,775
7.375% due 07/15/2015		15,623	15,650
Wells Fargo & Co.
1.250% due 07/20/2016		1,600	1,607
1.500% due 07/01/2015		29,221	29,221
Wells Fargo Bank N.A.
0.387% due 03/20/2019		10,500	10,500
Westpac Banking Corp.
1.074% due 07/17/2015		4,300	4,301
1.375% due 07/17/2015		11,513	11,517
Woori Bank
4.500% due 10/07/2015		2,594	2,620

			7,360,782

INDUSTRIALS 5.3%
AbbVie, Inc.
1.040% due 11/06/2015		16,100	16,125
1.200% due 11/06/2015		209,158	209,367
Altria Group, Inc.
4.125% due 09/11/2015		66,069	66,445
Amgen, Inc.
0.664% due 05/22/2017		4,250	4,250
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016 (d)		1,900	1,903
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		36,028	36,032
Becton Dickinson and Co.
0.736% due 06/15/2016		82,450	82,508
BSKYB Finance UK PLC
5.625% due 10/15/2015		3,600	3,644
Canadian Natural Resources Ltd.
0.657% due 03/30/2016		4,055	4,048
Cisco Systems, Inc.
0.563% due 03/03/2017		7,000	7,013
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015		6,725	6,868
Cox Communications, Inc.
5.500% due 10/01/2015		1,801	1,821
7.250% due 11/15/2015		1,400	1,432
Daimler Finance North America LLC
0.958% due 08/01/2016		29,535	29,666
1.300% due 07/31/2015		208,200	208,296
1.450% due 08/01/2016		29,882	30,002
2.625% due 09/15/2016		4,000	4,067
3.000% due 03/28/2016		8,820	8,963
Devon Energy Corp.
0.736% due 12/15/2015		101,525	101,454
Diageo Finance BV
5.300% due 10/28/2015		700	710
Eaton Corp.
0.950% due 11/02/2015		800	801
Ecolab, Inc.
1.000% due 08/09/2015		4,700	4,695
Enterprise Products Operating LLC
1.250% due 08/13/2015		15,768	15,776
ERAC USA Finance LLC
5.900% due 11/15/2015		7,000	7,129

Express Scripts Holding Co.
3.125% due 05/15/2016	4,570	4,646
Genentech, Inc.
4.750% due 07/15/2015	3,883	3,887
General Electric Co.
0.850% due 10/09/2015	18,000	18,027
General Mills, Inc.
0.579% due 01/29/2016	2,400	2,400
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	31,755	31,806
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	2,250	2,256
Heineken NV
0.800% due 10/01/2015	13,717	13,722
Hewlett-Packard Co.
2.125% due 09/13/2015	6,801	6,824
2.650% due 06/01/2016	250	253
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	41,229	41,536
Johnson & Johnson
0.356% due 11/28/2016	115,400	115,448
Kimberly-Clark Corp.
0.394% due 05/15/2016	4,680	4,685
Korea National Oil Corp.
2.875% due 11/09/2015	6,854	6,908
Kroger Co.
3.900% due 10/01/2015	17,865	18,002
McKesson Corp.
0.682% due 09/10/2015	25,865	25,864
0.950% due 12/04/2015	8,802	8,815
NBCUniversal Enterprise, Inc.
0.812% due 04/15/2016	37,660	37,775
Nissan Motor Acceptance Corp.
0.833% due 03/03/2017	800	803
0.981% due 09/26/2016	19,475	19,574
1.000% due 03/15/2016	7,550	7,565
Norfolk Southern Corp.
5.750% due 01/15/2016	4,583	4,704
Occidental Petroleum Corp.
2.500% due 02/01/2016	4,500	4,556
PepsiCo, Inc.
0.700% due 08/13/2015	3,600	3,601
0.700% due 02/26/2016	4,500	4,503
Procter & Gamble Co.
4.850% due 12/15/2015	1,425	1,453
Sanofi
2.625% due 03/29/2016	11,070	11,247
Southern Co.
2.375% due 09/15/2015	3,500	3,513
TCI Communications, Inc.
8.750% due 08/01/2015	800	805
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	7,000	7,114
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016	7,035	7,144
Time Warner, Inc.
3.150% due 07/15/2015	68,734	68,806
Total Capital Canada Ltd.
0.655% due 01/15/2016	3,550	3,557
Tyco Electronics Group S.A.
0.479% due 01/29/2016	46,500	46,507
Volkswagen Group of America Finance LLC
0.452% due 11/23/2015	37,300	37,318
0.564% due 11/22/2016	30,400	30,406
0.652% due 05/23/2017	1,100	1,100
1.250% due 05/23/2017	8,800	8,813
Volkswagen International Finance NV
0.606% due 11/18/2015	48,950	49,003
0.716% due 11/18/2016	84,750	84,913
1.125% due 11/18/2016	11,750	11,770
1.150% due 11/20/2015	46,818	46,930
2.375% due 03/22/2017	3,049	3,106
2.875% due 04/01/2016	990	1,007
Wal-Mart Stores, Inc.
2.250% due 07/08/2015 (d)	550	550
2.800% due 04/15/2016	5,000	5,092
Walgreens Boots Alliance, Inc.
0.726% due 05/18/2016	1,000	1,000

		1,672,329

UTILITIES 3.7%
Alabama Power Co.
0.550% due 10/15/2015	8,500	8,503
AT&T, Inc.
0.665% due 02/12/2016	93,621	93,497

0.702% due 03/30/2017	37,000	36,888
0.800% due 12/01/2015	11,500	11,501
2.500% due 08/15/2015	13,891	13,918
2.950% due 05/15/2016	29,490	29,987
BP Capital Markets PLC
0.696% due 11/07/2016	59,322	59,323
0.700% due 11/06/2015	15,600	15,614
3.125% due 10/01/2015	86,900	87,487
3.200% due 03/11/2016	16,477	16,746
Duke Energy Progress, Inc.
5.250% due 12/15/2015	1,435	1,464
Korea Electric Power Corp.
3.000% due 10/05/2015	1,500	1,509
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	23,000	23,113
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	11,800	11,812
Orange S.A.
2.125% due 09/16/2015	2,500	2,506
2.750% due 09/14/2016	3,050	3,106
Petroliam Nasional Bhd.
7.750% due 08/15/2015	8,490	8,552
Plains All American Pipeline LP
3.950% due 09/15/2015	4,800	4,827
Shell International Finance BV
0.484% due 11/15/2016	14,749	14,781
3.250% due 09/22/2015	6,000	6,036
Verizon Communications, Inc.
0.700% due 11/02/2015	67,605	67,516
1.816% due 09/15/2016	546,281	553,167
2.500% due 09/15/2016	88,803	90,262

		1,162,115

Total Corporate Bonds & Notes (Cost $10,255,940)		10,195,226

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Orange County, California Revenue Notes, Series 2015
0.680% due 02/01/2016	10,000	10,020

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2015	500	510

NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	23,845	24,117

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Notes, Series 2012
1.063% due 07/01/2015	500	500

Total Municipal Bonds & Notes (Cost $35,159)		35,147

U.S. GOVERNMENT AGENCIES 4.4%
Egypt Government AID Bond
4.450% due 09/15/2015	800	807
Fannie Mae
0.000% due 07/15/2015 (b)	1,822	1,822
1.625% due 10/26/2015	307,626	309,086
Federal Farm Credit Bank
0.192% due 02/23/2017	64,000	64,055
0.250% due 11/04/2015	10,000	10,003
1.500% due 11/16/2015	760	764
1.750% due 12/01/2015	3,000	3,020
4.800% due 11/05/2015	150	152
Federal Home Loan Bank
0.190% due 09/29/2015	386,555	386,639
0.200% due 10/27/2015 - 10/30/2015	330,400	330,445
0.230% due 12/18/2015 - 01/08/2016	238,900	238,959
0.500% due 11/20/2015	1,195	1,196
1.375% due 12/11/2015	5,300	5,328
Freddie Mac
0.450% due 11/24/2015	16,800	16,818
3.000% due 01/01/2043 - 05/01/2045	13,282	13,192

Total U.S. Government Agencies (Cost $1,382,026)		1,382,286

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
0.625% due 08/15/2016	350,150	351,080

Total U.S. Treasury Obligations (Cost $350,854)		351,080

ASSET-BACKED SECURITIES 1.3%
Bank of The West Auto Trust
0.380% due 06/15/2016		82,164	82,167
Ford Credit Auto Owner Trust
0.320% due 04/15/2016		32,085	32,085
0.350% due 06/15/2016		148,019	148,023
GM Financial Automobile Leasing Trust
0.400% due 06/20/2016		52,000	52,002
Honda Auto Receivables Owner Trust
0.560% due 05/15/2016		3,261	3,262
Hyundai Auto Lease Securitization Trust
0.380% due 06/15/2016		46,200	46,200
Porsche Innovative Lease Owner Trust
0.320% due 05/23/2016		44,406	44,407
Santander Drive Auto Receivables Trust
0.450% due 05/16/2016		5,343	5,343

Total Asset-Backed Securities (Cost $413,479)			413,489

SOVEREIGN ISSUES 5.3%
Belgium Government International Bond
0.875% due 09/14/2015		40,000	40,091
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2016 (b)	BRL	1,232,050	370,208
0.000% due 04/01/2016 (b)		893,000	259,686
0.000% due 07/01/2016 (b)		480,750	135,249
Development Bank of Japan, Inc.
1.625% due 10/05/2016		$25,000	25,283
2.750% due 03/15/2016		7,000	7,118
Export-Import Bank of Korea
0.982% due 11/26/2016		2,000	2,011
1.250% due 11/20/2015		11,400	11,411
4.125% due 09/09/2015		4,500	4,529
Finland Government International Bond
2.250% due 03/17/2016		75,000	76,024
Hydro-Quebec
7.500% due 04/01/2016		26,598	27,873
Japan Bank for International Cooperation
1.875% due 09/24/2015		218,500	219,173
2.250% due 07/13/2016		43,199	43,939
2.500% due 01/21/2016		48,700	49,237
5.250% due 03/23/2016		15,800	16,347
Kommunalbanken A/S
0.366% due 03/18/2016		178,638	178,681
0.500% due 03/29/2016		23,000	23,017
1.750% due 10/05/2015		200	201
2.375% due 01/19/2016		5,400	5,459
Kommunekredit
0.351% due 10/05/2015		20,000	20,003
Kommuninvest Sverige AB
0.314% due 10/01/2015		10,000	9,999
Korea Development Bank
4.375% due 08/10/2015		25,465	25,566
Korea Housing Finance Corp.
4.125% due 12/15/2015		600	609
Municipality Finance PLC
0.335% due 01/19/2016		5,500	5,501
0.344% due 10/09/2015		18,000	18,003
2.375% due 05/16/2016		3,500	3,559
Poland Government International Bond
3.875% due 07/16/2015		11,020	11,034
Province of Ontario
1.875% due 09/15/2015		10,000	10,030
Province of Quebec
9.000% due 04/01/2016		4,037	4,281
State of North Rhine-Westphalia
0.579% due 04/28/2017		40,600	40,780
0.599% due 05/03/2017		21,000	21,088

Total Sovereign Issues (Cost $1,754,859)			1,665,990

SHORT-TERM INSTRUMENTS 60.3%
CERTIFICATES OF DEPOSIT 2.4%
Bank of Nova Scotia
0.411% due 10/02/2015		170,100	170,102
Credit Agricole Corporate and Investment Bank
0.561% due 07/02/2015		381,500	381,500
Credit Suisse
0.602% due 08/24/2015		113,150	113,164
0.654% due 01/28/2016		25,900	25,907
0.689% due 12/07/2015		39,000	39,011

Intesa Sanpaolo SpA
1.656% due 04/11/2016	14,200	14,236
Sumitomo Mitsui Banking Corp.
0.599% due 04/29/2016	4,200	4,200

		748,120

COMMERCIAL PAPER 11.6%
Amcor Ltd.
0.435% due 07/07/2015	10,000	9,999
0.470% due 07/20/2015	19,500	19,495
0.520% due 07/29/2015	14,500	14,494
0.520% due 07/31/2015	1,000	1,000
Atlantic City Electric
0.470% due 07/06/2015	1,412	1,412
Commonwealth Edison Co.
0.460% due 07/08/2015	20,000	19,998
0.470% due 07/10/2015	8,916	8,915
0.470% due 07/16/2015	15,000	14,997
CVS Corp.
0.430% due 07/06/2015	6,609	6,609
0.470% due 07/20/2015	13,300	13,297
Deutsche Telekom AG
0.500% due 07/15/2015	134,000	133,974
Duke Energy Corp.
0.430% due 07/13/2015	70,960	70,950
0.430% due 07/17/2015	26,300	26,295
0.460% due 07/17/2015	44,500	44,491
Edison International
0.450% due 07/06/2015	2,500	2,500
0.450% due 07/07/2015	19,000	18,999
0.460% due 07/08/2015	4,500	4,500
0.460% due 07/14/2015	7,000	6,999
0.460% due 07/16/2015	10,000	9,998
0.470% due 07/15/2015	17,500	17,497
Enbridge Energy Partners LP
0.670% due 07/09/2015	10,000	9,999
0.910% due 07/22/2015	15,000	14,992
ENI Finance USA, Inc.
0.550% due 07/22/2015	31,500	31,490
0.550% due 07/24/2015	50,000	49,982
0.550% due 10/26/2015	15,400	15,398
0.720% due 09/24/2015	10,000	9,987
Entergy Corp.
0.950% due 07/10/2015	3,500	3,499
0.950% due 07/29/2015	20,000	19,985
0.950% due 07/30/2015	40,500	40,469
0.950% due 08/27/2015	11,300	11,283
European Investment Bank
0.195% due 09/04/2015	368,400	368,334
Ford Motor Credit Co.
0.830% due 07/27/2015	75,000	74,955
0.830% due 08/04/2015	42,000	41,967
Glencore Funding LLC
0.560% due 07/10/2015	58,000	57,992
0.560% due 07/13/2015	44,000	43,992
0.560% due 07/14/2015	50,000	49,990
Hewlett Packard Co.
0.670% due 07/13/2015	10,000	9,998
Hitachi Capital America Corp.
0.510% due 07/20/2015	13,000	12,996
0.520% due 07/27/2015	10,900	10,896
Holcim U.S. Finance SARL & Cie S.C.S
0.500% due 07/07/2015	4,000	4,000
0.500% due 07/10/2015	1,300	1,300
0.520% due 07/01/2015	4,000	4,000
0.520% due 08/04/2015	9,700	9,695
Hyundai Capital America
0.450% due 07/07/2015	5,000	5,000
0.460% due 07/15/2015	6,000	5,999
0.480% due 07/27/2015	35,500	35,488
Kansas City Southern Railway Co.
0.660% due 07/10/2015	10,000	9,998
0.670% due 07/10/2015	10,000	9,998
0.700% due 07/16/2015	22,950	22,943
0.700% due 07/17/2015	5,000	4,998
Kentucky Utilities Co.
0.500% due 08/03/2015	5,000	4,998
Marriott International
0.470% due 07/08/2015 - 07/20/2015	67,500	67,489
0.520% due 07/28/2015	20,000	19,992
Mohawk Industries, Inc.
0.430% due 07/01/2015	10,500	10,500
0.440% due 07/07/2015	17,500	17,499
0.480% due 07/10/2015	5,000	4,999
0.480% due 07/15/2015	3,500	3,499

Mondelez International, Inc.
0.420% due 07/06/2015		10,000	9,999
0.440% due 07/06/2015		25,000	24,998
0.450% due 07/08/2015		50,000	49,996
0.450% due 07/09/2015		27,000	26,997
0.450% due 07/10/2015		52,000	51,994
0.460% due 07/06/2015		5,000	5,000
0.460% due 07/07/2015		224,500	224,483
0.470% due 07/23/2015		119,500	119,466
Nationwide Building Society
0.380% due 07/20/2015		16,300	16,297
0.390% due 07/29/2015		51,400	51,384
0.410% due 08/05/2015		125,000	124,950
0.410% due 08/06/2015		75,000	74,969
0.430% due 08/26/2015		55,000	54,963
0.430% due 08/27/2015		30,000	29,980
NBC Universal Enterprise, Inc.
0.440% due 07/07/2015		6,600	6,600
0.450% due 07/13/2015		3,719	3,718
Newell Rubbermaid, Inc.
0.850% due 07/16/2015		14,000	13,995
NRW. BANK
0.200% due 09/02/2015		203,300	203,237
0.205% due 10/01/2015		155,100	155,014
Pacific Gas & Electric Co.
0.430% due 07/02/2015		14,000	14,000
0.430% due 07/06/2015		10,750	10,749
0.435% due 07/08/2015		30,000	29,997
0.440% due 07/01/2015		30,000	30,000
0.440% due 07/10/2015		3,250	3,250
0.450% due 07/06/2015		35,475	35,473
0.450% due 07/07/2015		5,500	5,500
0.450% due 07/08/2015		5,000	5,000
Plains All American Pipelone LP
0.530% due 07/06/2015		25,300	25,298
0.530% due 07/20/2015		37,500	37,489
Time Warner Cable, Inc.
0.510% due 07/06/2015		8,500	8,499
0.520% due 07/09/2015		5,050	5,049
Virginia Electric & Power Co.
0.400% due 07/23/2015		3,000	2,999
0.410% due 07/14/2015		13,000	12,998
0.420% due 07/13/2015		5,000	4,999
Volvo Group Treasury N.A.
0.490% due 07/13/2015		21,500	21,496
0.500% due 07/06/2015		20,000	19,999
0.500% due 07/07/2015		15,500	15,499
0.500% due 07/09/2015		27,500	27,497
Williams Partners LP
0.510% due 07/07/2015		54,500	54,495
0.510% due 07/10/2015		27,200	27,197
0.510% due 07/13/2015		22,000	21,996
0.520% due 07/06/2015		4,450	4,450
0.520% due 07/07/2015		21,000	20,998
0.520% due 07/08/2015		28,500	28,497
0.520% due 07/13/2015		36,000	35,994
0.550% due 07/14/2015		56,500	56,489
0.550% due 07/15/2015		10,000	9,998
0.560% due 07/15/2015		21,000	20,995
Xerox Corp.
0.460% due 07/06/2015		8,000	7,999
0.500% due 07/27/2015		175,500	175,437
0.500% due 07/28/2015		60,000	59,977

			3,655,371

REPURCHASE AGREEMENTS (c) 24.7%			7,769,814

SHORT-TERM NOTES 4.6%
Federal Home Loan Bank
0.125% due 11/18/2015		43,700	43,695
0.150% due 11/13/2015		130,000	129,951
0.151% due 11/13/2015		50,000	49,981
0.152% due 11/12/2015 - 11/13/2015		199,200	199,126
0.155% due 11/13/2015		79,000	78,970
0.200% due 09/25/2015		957,000	957,239
Hyundai Auto Receivables Trust
0.330% due 04/15/2016		11,744	11,744

			1,470,706

JAPAN TREASURY BILLS 16.6%
0.000% due 07/06/2015 - 09/14/2015 (a)	JPY	640,500,000	5,233,644

U.S. TREASURY BILLS 0.1%
0.036% due 08/06/2015 - 10/08/2015 (a)(f)	$17,372	17,372

Total Short-Term Instruments (Cost $19,024,329)		18,986,907

Total Investments in Securities (Cost $33,216,646)		32,938,245

Total Investments 104.5% (Cost $33,216,646)		32,938,245
Financial Derivative Instruments (e) 1.3% (Cost or Premiums, net $0)		406,441
Other Assets and Liabilities, net (5.8%)		(1,841,666)

Net Assets 100.0%		$31,503,020

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.24%	8/7/2014	7/12/2015	$944	Microsoft Corp. 0.875% due 11/15/2017	$(999)	$944	$948
	0.28	5/21/2013	2/3/2017	319	Microsoft Corp. 0.875% due 11/15/2017	(300)	319	321
	0.28	6/18/2015	8/12/2017	7,140	Citigroup Global Markets, Inc. 4.450% due 01/10/2017	(7,515)	7,140	7,141
BPS	0.12	6/30/2015	7/1/2015	EUR 650,000	Bpifrance Financement SA 1.000% due 10/25/2019	(62,367)	724,652	724,650
					European Financial Stability Facility 0.500% - 3.375% due 07/18/2016 - 06/27/2024	(261,190)
					Land Berlin 1.625% due 06/03/2024	(65,534)
					UNEDIC 0.625% - 3.000% due 04/25/2019 - 02/17/2025	(333,144)
BSN	0.25	6/30/2015	7/1/2015	$299,200	U.S. Treasury Notes 1.125% - 1.375% due 03/31/2020 - 05/31/2020	(305,125)	299,200	299,202
COM	0.17	6/30/2015	7/1/2015	EUR 300,000	European Financial Stability Facility 0.000% due 12/11/2015	(278,919)	334,455	334,453
					FMS Wertmanagement AoeR 0.000% due 10/15/2015	(57,435)
	0.21	6/30/2015	7/2/2015	100,000	FMS Wertmanagement AoeR 0.750% due 03/14/2019	(112,023)	111,485	111,485
	0.25	6/30/2015	7/1/2015	$498,100	U.S. Treasury Notes 1.750% - 2.500% due 03/31/2022 - 05/15/2024	(509,255)	498,100	498,104
	0.26	6/30/2015	12/31/2015	14,340	Barclays, Inc. 3.750% due 12/11/2015	(15,126)	14,340	14,340
	0.26	4/22/2015	4/21/2017	14,268	UBS Securities LLC 0.781% due 09/26/2016	(15,016)	14,268	14,275
	0.26	6/15/2015	6/12/2017	38,310	Bank of America Corp. 1.500% due 10/09/2015	(20,115)	38,310	38,314
					Credit Suisse Securities (USA) LLC 3.625% due 09/09/2024	(20,122)
FAR	0.23	6/30/2015	7/1/2015	472,600	U.S. Treasury Notes 1.500% due 10/31/2019	(481,616)	472,600	472,603
	0.3	6/30/2015	7/1/2015	500,000	Freddie Mac 3.500% due 06/01/2045	(514,884)	500,000	500,004
GSC	0.35	6/30/2015	7/1/2015	18,000	Freddie Mac 4.000% due 03/01/2043	(18,634)	18,000	18,000
IND	0.05	6/30/2015	7/1/2015	34,200	U.S. Treasury Notes 2.000% due 05/31/2021	(34,880)	34,200	34,200
	0.1	6/30/2015	7/1/2015	200,000	Kingdom of Belguim 0.800% due 06/22/2025	(200,006)	222,970	222,969
	0.19	7/1/2015	7/2/2015	EUR 800,000	European Union 3.250% due 04/04/2018	(80,230)	800,000	800,000
					European Investment Bank 1.375% due 11/15/2019	(79,776)
					European Investment Bank 1.625% due 03/15/2023	(253,856)
					Caisse d’Amortissement de la Dette Sociale 0.500% due 05/25/2023	(104,826)
					European Financial Stability Facility 0.200% due 04/28/2025	(96,385)
					Council of Europe 0.750% due 06/09/2025	(121,723)
					Caisse d’Amortissement de la Dette Sociale 3.750% due 10/25/2020	(99,196)
					European Financial Stability Facility 2.000% due 05/17/2017	(55,482)
	0.8	6/30/2015	7/1/2015	EUR 950,000	Caisse d’Amortissement de la Dette Sociale 3.750% due 10/25/2020	(94,029)	1,059,107	1,059,105
					European Financial Stability Facility 2.000% due 05/17/2017	(76,559)
					European Union 3.250% due 04/04/2018	(82,022)
					Landwirtschaftliche Rentenbank 1.625% due 10/01/2019	(53,759)
					European Investment Bank 1.375% due 11/15/2019	(80,425)
					European Investment Bank 1.625% due 03/15/2023	(253,964)
					European Investment Bank 1.25% due 11/13/2026	(48,043)
					Caisse d’Amortissement de la Dette Sociale 0.500% due 05/25/2023	(115,638)
					European Investment Bank 0.125% due 04/15/2025	(23,509)
					European Financial Stability Facility 0.200% due 04/28/2025	(96,388)
					Council of Europe 0.750% due 06/09/2025	(121,777)
	0.23	6/30/2015	7/1/2015	$204,900	U.S. Treasury Notes 2.750% due 02/15/2019	(208,930)	204,900	204,901
NOM	0.2	6/30/2015	7/1/2015	40,400	U.S. Treasury Notes 2.375% due 08/15/2024	(41,190)	40,400	40,400
RDR	0.25	6/30/2015	7/1/2015	684,700	U.S. Treasury Bonds 2.750% - 5.000% due 05/15/2037 - 11/15/2042	(243,059)	684,700	684,705
					U.S. Treasury Notes 0.625% - 2.250% due 12/15/2016 - 03/31/2021	(454,515)
SCX	0.17	6/1/2015	7/1/2015	148,500	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(149,000)	148,500	148,521
	0.18	7/1/2015	8/3/2015	124,641	U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029	(126,803)	124,641	124,641
	0.25	6/30/2015	7/1/2015	571,000	U.S. Treasury Bonds 4.250% due 11/15/2040	(64,405)	571,000	571,004
					U.S. Treasury Notes 0.875% - 3.250% due 07/31/2016 - 08/15/2024	(517,945)
SGY	0.18	6/30/2015	7/1/2015	255,900	U.S. Treasury Inflation Protected Securities 2.125% due 02/15/2041	(259,469)	255,900	255,901
	0.23	6/8/2015	7/6/2015	250,000	Bank of Nova Scotia 1.950% due 01/30/2017	(257,812)	250,000	250,037
SOG	0.23	4/3/2014	12/31/2015	42,262	Brazil Government International Bond 6.000% due 01/17/2017	(43,887)	42,262	42,385
	0.23	4/14/2014	12/31/2015	86,066	Brazil Government International Bond 4.875% due 01/22/2021	(89,787)	86,066	86,310
SSB	0	6/30/2015	7/1/2015	5,255	Fannie Mae 2.260% due 10/17/2022	(5,363)	5,255	5,255
TDM	0.18	7/1/2015	7/2/2015	206,100	U.S. Treasury Notes 1.500% due 04/15/2029	(206,241)	206,100	206,100

Total Repurchase Agreements						$(7,920,198.00)	$7,769,814.00	$7,770,274.00

(1)	Includes accrued interest.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	3.000%	07/01/2045	$11,000	$(10,865)	$(10,909)

Total Short Sales				$(10,865)	$(10,909)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(d)	Securities with an aggregate market value of $3,918 and cash of $2,586 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	07/2015	JPY	8,000,000		$66,727	$1,341	$0
	08/2015		61,800,000		518,148	13,139	(226)
	10/2015		$17,183	EUR	15,815	475	0
	01/2016		39,338		31,424	0	(4,187)
BPS	07/2015	BRL	445,462		$180,912	37,635	0
	07/2015	JPY	67,090,300		560,990	12,761	(9)
	07/2015		$140,436	BRL	445,462	2,977	(136)
	08/2015	JPY	114,610,000		$931,170	3,531	(9,431)
	10/2015	BRL	588,600		234,799	51,594	0
	10/2015		$102,660	BRL	328,000	0	(569)
	01/2016	BRL	228,000		$89,605	20,786	0
	01/2016		$6,612	BRL	17,100	0	(1,450)
	07/2016	BRL	445,750		$129,109	1,912	0
BRC	07/2015	DKK	20,000		3,482	493	0
	07/2015	JPY	20,880,000		174,728	4,111	0
CBK	07/2015		13,640,000		112,678	1,446	(229)
	08/2015		24,800,000		207,097	4,369	0
	09/2015	CAD	52,425		41,685	0	(247)
DUB	07/2015	BRL	275,000		88,635	185	0
	07/2015	DKK	1,000,000		173,729	24,294	0
	07/2015		$84,819	BRL	275,000	3,631	0
FBF	07/2015	BRL	848,672		$345,676	72,712	0
	07/2015		$273,536	BRL	848,672	0	(572)
	08/2015	JPY	47,700,000		$384,352	0	(5,581)
	10/2015	BRL	130,000		51,312	10,849	0
GLM	07/2015		320,000		103,139	216	0
	07/2015		$99,363	BRL	320,000	3,560	0
	10/2015	EUR	15,819		$17,914	252	0
HUS	07/2015	BRL	325,000		104,751	219	0
	07/2015	CAD	66,119		52,616	0	(306)
	07/2015	JPY	115,530,000		942,755	7,836	(9,116)
	07/2015		$100,228	BRL	325,000	4,304	0
	08/2015	JPY	30,000,000		$243,143	0	(2,115)
	10/2015	DKK	239,842		37,162	1,226	0
	10/2015		$639	BRL	2,000	0	(17)
	01/2016	BRL	1,000		$311	9	0
	01/2016	DKK	79,286		12,102	190	0
JPM	07/2015		$408	JPY	50,300	3	0
	08/2015	JPY	50,300		$408	0	(3)
	10/2015		$203,764	BRL	640,600	0	(4,374)
	01/2016	BRL	662,550		$204,984	5,000	0
	01/2016	EUR	89,528		120,477	20,331	0
MSB	07/2015	BRL	837,540		311,530	42,147	0
	07/2015	DKK	485,980		74,782	2,160	0
	07/2015	JPY	36,000,000		298,910	4,743	0
	07/2015		$259,425	BRL	837,540	9,959	0
	08/2015	JPY	32,500,000		$263,068	0	(2,669)
	09/2015		68,000,000		551,742	0	(4,404)
	01/2016		$347	BRL	900	0	(76)
	04/2016	BRL	893,000		$272,635	10,689	0
SOG	10/2015	DKK	1,480		221	0	(1)
UAG	07/2015	BRL	210,000		85,732	18,188	0
	07/2015		$67,685	BRL	210,000	0	(141)
	10/2015	BRL	252,000		$101,164	22,728	0
	01/2016		358,500		138,508	30,299	0

Total Forward Foreign Currency Contracts						$452,300	$(45,859)

(f)	Securities with an aggregate market value of $4,097 and cash of $5,420 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,360,782	$0	$7,360,782
Industrials	0	1,672,329	0	1,672,329
Utilities	0	1,162,115	0	1,162,115
Municipal Bonds & Notes
California	0	10,020	0	10,020
District of Columbia	0	510	0	510
New York	0	24,117	0	24,117
Washington	0	500	0	500
U.S. Government Agencies	0	1,382,286	0	1,382,286
U.S. Treasury Obligations	0	351,080	0	351,080
Asset-Backed Securities	0	367,289	46,200	413,489
Sovereign Issues	0	1,644,902	21,088	1,665,990
Short-Term Instruments
Certificates of Deposit	0	748,120	0	748,120
Commercial Paper	69,672	3,585,699	0	3,655,371
Repurchase Agreements	0	7,769,814	0	7,769,814
Short-Term Notes	0	1,470,706	0	1,470,706
Japan Treasury Bills	0	5,233,644	0	5,233,644
U.S. Treasury Bills	0	17,372	0	17,372

Total Investments	$69,672	$32,801,285	$67,288	$32,938,245

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,909)	$0	$(10,909)

Financial Derivative Instruments - Assets
Over the counter	$0	$452,300	$0	$452,300

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(45,859)	$0	$(45,859)

Totals	$69,672	$33,196,817	$67,288	$33,333,777

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.5%
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.4%
Countrywide Financial Corp.
6.250% due 05/15/2016	$5,000	$5,197
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	2,000	220

		5,417

INDUSTRIALS 0.8%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	7,584	8,001
UAL Pass-Through Trust
6.636% due 01/02/2024	951	1,020

		9,021

Total Corporate Bonds & Notes (Cost $15,077)		14,438

U.S. GOVERNMENT AGENCIES 5.6%
Fannie Mae
0.247% due 12/25/2036	12	12
0.253% due 12/25/2036	236	235
0.307% due 03/25/2034	186	185
0.387% due 05/25/2035	47	47
0.487% due 01/25/2034	36	36
0.537% due 05/25/2042 - 09/25/2042	342	341
0.585% due 11/17/2030 - 05/18/2032	127	128
0.587% due 08/25/2017 - 12/25/2033	209	211
0.627% due 05/25/2036	76	77
0.635% due 09/17/2027 - 10/18/2030	137	139
0.637% due 10/25/2030	75	76
0.658% due 03/25/2027	100	98
0.678% due 03/25/2027	226	223
0.685% due 11/18/2030	45	46
0.687% due 08/25/2031 - 01/25/2033	156	158
0.737% due 12/25/2021 - 12/25/2030	66	67
0.787% due 04/25/2022 - 12/25/2023	66	67
0.837% due 10/25/2022 - 11/25/2031	139	141
0.887% due 09/25/2022 - 04/25/2032	98	100
0.937% due 05/25/2022	62	63
0.987% due 09/25/2020	26	26
1.017% due 01/25/2022	46	47
1.187% due 12/25/2023 - 04/25/2032	359	369
1.337% due 04/25/2023 - 10/25/2023	130	133
1.346% due 07/01/2042 - 07/01/2044	922	947
1.387% due 05/25/2022 - 01/25/2024	191	196
1.396% due 09/01/2041	48	50
1.546% due 09/01/2040	7	7
1.625% due 07/01/2017 - 08/01/2028	230	241
1.687% due 07/01/2033	256	257
1.688% due 05/01/2034	107	111
1.699% due 06/01/2033	260	276
1.700% due 10/01/2034	341	356
1.731% due 05/01/2032	63	68
1.750% due 11/01/2036	176	181
1.767% due 04/01/2028	61	62
1.780% due 07/01/2035	432	459
1.786% due 06/01/2035	97	102
1.787% due 04/01/2033 - 09/01/2033	192	201
1.790% due 10/01/2032 - 12/01/2032	70	73
1.792% due 09/01/2033	263	276
1.810% due 05/01/2035	86	91
1.825% due 01/01/2033	25	26
1.827% due 12/01/2032 - 07/01/2036	214	220
1.840% due 10/01/2032 - 01/01/2035	221	227
1.860% due 06/01/2020	2	2
1.865% due 11/01/2033	300	314
1.870% due 10/01/2035 - 07/01/2036	589	612
1.871% due 02/01/2037	68	71
1.880% due 04/25/2023	14	15
1.892% due 01/01/2035	178	186
1.893% due 03/01/2034	301	313
1.897% due 06/01/2034 - 09/01/2034	139	143
1.900% due 09/01/2033	396	415

1.912% due 02/01/2035	298	312
1.915% due 01/01/2034 - 01/01/2035	202	210
1.925% due 09/01/2033	106	112
1.933% due 01/01/2033	130	131
1.937% due 07/01/2027 - 11/01/2040	234	246
1.940% due 07/01/2035	110	116
1.942% due 04/01/2035	26	27
1.948% due 07/01/2022 - 08/01/2032	7	8
1.950% due 02/01/2035	58	61
1.955% due 11/01/2035	64	66
1.959% due 07/01/2034	438	461
1.960% due 03/25/2022	7	7
1.989% due 10/01/2024	15	16
2.004% due 12/01/2034	38	40
2.020% due 07/01/2033	231	246
2.025% due 11/01/2022	6	6
2.035% due 08/01/2035	154	158
2.040% due 08/01/2033	1	1
2.043% due 07/01/2037	115	121
2.046% due 07/01/2034	147	157
2.056% due 11/01/2035	103	108
2.060% due 10/25/2021	15	15
2.075% due 04/01/2034	57	60
2.084% due 08/01/2033	4	5
2.093% due 11/01/2034	287	304
2.094% due 01/01/2037	10	11
2.096% due 11/01/2034	32	34
2.099% due 08/01/2035	334	360
2.100% due 04/01/2037	87	93
2.109% due 09/01/2033	252	267
2.110% due 07/01/2033 - 12/01/2034	294	313
2.115% due 11/01/2032	39	41
2.120% due 02/01/2035 - 05/01/2035	428	434
2.121% due 03/01/2035	334	355
2.125% due 08/01/2032 - 10/01/2034	372	388
2.135% due 06/01/2035	32	34
2.139% due 11/01/2035	44	47
2.150% due 05/01/2030 - 01/01/2034	27	27
2.153% due 01/01/2033 - 01/01/2034	137	141
2.155% due 12/01/2036	246	263
2.160% due 02/01/2035	97	103
2.162% due 01/01/2035	109	116
2.173% due 12/01/2035	7	8
2.181% due 07/01/2035	4	4
2.193% due 07/01/2035	15	16
2.195% due 11/01/2033 - 04/01/2034	453	474
2.198% due 02/01/2034	162	171
2.202% due 02/01/2034	306	327
2.211% due 01/01/2033	32	34
2.214% due 11/01/2026	255	265
2.217% due 04/01/2033	22	23
2.222% due 01/01/2036	9	9
2.230% due 11/01/2033	168	179
2.237% due 07/01/2033	15	16
2.238% due 10/01/2035	56	60
2.240% due 06/01/2027	13	13
2.247% due 02/01/2032	39	41
2.248% due 05/01/2033	18	19
2.250% due 06/01/2019 - 03/01/2036	208	215
2.256% due 03/01/2033 - 10/01/2033	187	193
2.260% due 05/01/2036 - 11/01/2043	262	274
2.261% due 08/01/2035	86	91
2.265% due 02/01/2034 - 12/01/2035	154	163
2.268% due 01/01/2033	13	14
2.275% due 03/01/2035	124	127
2.278% due 11/01/2034	41	44
2.280% due 03/01/2034	22	23
2.284% due 01/01/2035	132	141
2.288% due 04/01/2036	114	116
2.292% due 12/01/2033	107	113
2.295% due 04/01/2034 - 11/01/2034	252	261
2.296% due 04/01/2040	550	588
2.300% due 01/01/2036	393	424
2.302% due 09/01/2036	5	6
2.307% due 11/01/2031	27	29
2.310% due 04/01/2033	65	69
2.313% due 11/01/2033	326	348
2.316% due 04/01/2036	6	6
2.317% due 12/01/2033	178	189
2.321% due 02/01/2035	102	109
2.323% due 11/01/2033	138	148
2.324% due 03/01/2033	13	14
2.326% due 07/01/2034	45	47
2.330% due 08/01/2033 - 10/01/2033	590	619
2.335% due 12/01/2033 - 09/01/2035	572	590
2.340% due 09/01/2034	154	158

2.344% due 06/01/2037	86	92
2.348% due 07/01/2035	112	120
2.349% due 07/01/2037	187	201
2.350% due 12/01/2036	22	24
2.354% due 02/01/2036	104	111
2.355% due 01/01/2033 - 12/01/2035	231	237
2.356% due 12/01/2035 - 05/01/2037	476	496
2.365% due 10/01/2043	17	18
2.370% due 04/01/2036	208	213
2.375% due 05/01/2032 - 04/01/2035	793	827
2.382% due 06/01/2034	7	7
2.389% due 03/01/2035	14	15
2.398% due 04/01/2035	38	40
2.400% due 09/01/2032 - 01/01/2033	79	84
2.410% due 01/01/2019 - 04/01/2033	60	62
2.420% due 12/01/2035 - 07/01/2036	147	148
2.424% due 04/01/2035	64	69
2.425% due 02/01/2035	37	40
2.426% due 07/01/2026	315	331
2.437% due 06/01/2030	16	17
2.440% due 05/01/2035	113	115
2.443% due 03/01/2033	95	102
2.445% due 07/01/2029	20	21
2.455% due 01/01/2036	24	25
2.460% due 04/01/2035	5	5
2.470% due 06/01/2034	286	289
2.491% due 10/01/2033 - 11/01/2034	171	180
2.493% due 09/01/2029	194	200
2.503% due 12/01/2032	162	163
2.508% due 06/01/2030	2	2
2.514% due 05/01/2036	289	308
2.523% due 03/01/2035	262	282
2.530% due 07/01/2017	4	4
2.550% due 08/01/2033	626	660
2.553% due 08/01/2034	266	275
2.554% due 06/01/2036	147	157
2.565% due 08/01/2037	644	673
2.617% due 09/01/2035	637	678
2.625% due 03/01/2034 - 06/01/2034	235	241
2.633% due 12/01/2030	4	4
2.649% due 04/01/2035	39	42
2.690% due 12/01/2018	5	5
2.705% due 03/01/2036	164	168
2.720% due 07/01/2019	3	3
2.758% due 07/01/2019	6	6
2.853% due 04/01/2033	262	263
2.971% due 09/01/2035	343	368
2.979% due 12/01/2018	4	4
2.990% due 09/01/2017 - 08/01/2024	12	11
3.019% due 05/01/2036	361	377
3.075% due 01/01/2018	3	3
3.095% due 03/01/2030	637	661
3.119% due 08/25/2042	51	55
3.215% due 09/01/2018	8	8
3.267% due 05/01/2036	124	131
3.310% due 02/25/2032	69	70
3.825% due 05/01/2036	117	123
4.000% due 08/25/2018	9	9
4.240% due 06/01/2021	15	15
4.500% due 09/25/2018	22	23
5.000% due 09/25/2016	3	3
5.240% due 03/01/2038	103	106
5.500% due 03/25/2017 - 08/25/2020	26	28
5.792% due 12/25/2042	187	208
6.000% due 02/25/2017 - 08/25/2044	96	106
6.250% due 05/25/2042	44	49
6.454% due 11/01/2047	382	395
6.500% due 07/25/2021 - 01/25/2044	1,057	1,236
6.518% due 09/01/2024	537	566
6.700% due 10/01/2047	122	125
7.000% due 02/25/2023 - 02/25/2044	163	184
7.500% due 05/01/2028 - 05/25/2042	55	61
8.000% due 08/25/2022 - 10/01/2026	157	174
9.000% due 03/25/2020 - 01/01/2026	91	98
9.500% due 07/01/2021	11	12
Freddie Mac
0.447% due 08/25/2031	734	719
0.467% due 09/25/2031	427	401
0.486% due 03/15/2036	8	8
0.536% due 10/15/2028 - 03/15/2029	96	97
0.537% due 06/25/2029	118	108
0.586% due 07/15/2026 - 01/15/2033	238	241
0.587% due 05/25/2043	1,485	1,475
0.636% due 03/15/2024 - 08/15/2029	252	255
0.686% due 05/15/2023 - 01/15/2032	279	282
0.736% due 08/15/2029 - 03/15/2032	239	243

0.786% due 08/15/2022 - 12/15/2031	355	360
0.886% due 04/15/2022	24	25
1.346% due 10/25/2044 - 02/25/2045	1,134	1,151
1.546% due 07/25/2044	5,263	5,311
1.655% due 09/01/2037	393	400
1.884% due 12/01/2035	72	76
1.937% due 02/01/2019	28	29
1.948% due 01/01/2030	69	71
1.965% due 03/01/2035	76	80
2.040% due 09/01/2034 - 01/01/2037	219	224
2.100% due 08/01/2033	40	42
2.136% due 04/01/2036	407	407
2.165% due 08/01/2035	237	243
2.166% due 08/01/2035	10	10
2.200% due 10/01/2027	19	19
2.230% due 11/01/2036 - 12/01/2036	814	860
2.235% due 07/01/2036	1	1
2.237% due 08/01/2035	371	391
2.241% due 06/01/2036	80	82
2.244% due 02/01/2037	27	28
2.250% due 11/01/2029	78	78
2.258% due 12/01/2034	260	274
2.271% due 09/01/2035	28	29
2.280% due 09/01/2034	52	55
2.290% due 09/01/2035	260	269
2.295% due 09/01/2037	406	430
2.313% due 07/01/2035	139	147
2.315% due 11/01/2024	36	36
2.325% due 07/01/2033	35	36
2.340% due 09/01/2035	20	21
2.348% due 07/01/2035	10	11
2.350% due 09/01/2030	103	105
2.351% due 11/01/2033	82	88
2.352% due 07/01/2036	189	195
2.353% due 12/01/2024	170	175
2.369% due 01/01/2036	18	19
2.370% due 01/01/2036	107	115
2.375% due 12/01/2032 - 11/01/2036	342	364
2.378% due 09/01/2035	88	95
2.391% due 03/01/2030 - 03/01/2036	512	539
2.401% due 02/01/2036	26	28
2.405% due 09/01/2034 - 03/01/2036	880	929
2.406% due 01/01/2035	21	23
2.407% due 11/01/2036	37	40
2.419% due 01/01/2030	177	185
2.420% due 04/01/2036	33	34
2.423% due 02/01/2035	77	80
2.427% due 07/01/2033	6	7
2.448% due 01/01/2034	975	1,043
2.450% due 05/01/2035	292	310
2.457% due 09/01/2034	166	170
2.461% due 06/01/2035	6	6
2.475% due 04/01/2034 - 05/01/2035	515	541
2.480% due 09/01/2035	114	117
2.482% due 08/01/2036	57	58
2.484% due 01/01/2037	9	10
2.491% due 05/01/2033	3	4
2.492% due 02/01/2036	58	62
2.493% due 03/01/2032 - 09/01/2035	314	334
2.500% due 04/01/2032 - 03/01/2035	529	552
2.502% due 06/01/2035	26	28
2.505% due 01/01/2035	84	86
2.506% due 12/01/2034 - 02/01/2036	35	38
2.515% due 12/01/2035	51	54
2.526% due 04/01/2034	10	11
2.536% due 04/01/2035	133	136
2.540% due 11/01/2034	177	178
2.585% due 08/01/2037	510	537
2.610% due 12/01/2034 - 02/01/2036	51	54
2.628% due 08/01/2023	14	14
2.662% due 02/01/2035	691	745
2.667% due 10/01/2035	404	429
2.837% due 03/01/2035	109	117
2.993% due 01/01/2027	308	322
3.025% due 07/01/2019	2	2
3.462% due 09/01/2030	320	339
3.500% due 03/15/2018	1	1
3.617% due 04/01/2030	599	638
4.500% due 03/15/2021 - 04/15/2032	309	341
5.128% due 08/01/2035	55	58
5.500% due 05/15/2017 - 10/15/2032	28	32
5.677% due 03/01/2036	12	13
6.000% due 09/15/2016 - 05/01/2035	105	117
6.013% due 07/01/2037	408	437
6.115% due 09/01/2036	237	242
6.250% due 12/15/2023	10	11

7.000% due 06/01/2017 - 07/15/2027	98	109
8.500% due 11/15/2021	120	138
Ginnie Mae
0.385% due 01/16/2031	21	21
0.537% due 06/20/2032	48	48
0.585% due 03/16/2029 - 02/16/2032	142	143
0.635% due 03/16/2031	41	42
0.685% due 04/16/2030 - 04/16/2032	104	104
1.625% due 07/20/2026 - 04/20/2033	1,571	1,635
1.750% due 01/20/2027 - 01/20/2030	345	359
2.000% due 02/20/2025	13	13

Total U.S. Government Agencies (Cost $62,289)		64,399

MORTGAGE-BACKED SECURITIES 46.4%
Adjustable Rate Mortgage Trust
0.437% due 10/25/2035	22	20
0.927% due 02/25/2035	283	282
2.671% due 11/25/2035 ^	433	371
2.686% due 03/25/2035	74	73
American Home Mortgage Investment Trust
0.477% due 02/25/2045	3,379	3,364
2.048% due 09/25/2035	9,321	9,266
2.069% due 10/25/2034	265	265
2.423% due 02/25/2045	556	566
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	2,847	2,926
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	517	532
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,716
5.361% due 02/10/2051	6,906	7,382
5.634% due 04/10/2049	151	152
Banc of America Funding Ltd.
0.404% due 11/03/2041	12,906	12,751
0.443% due 10/03/2039	3,520	3,469
Banc of America Funding Trust
2.499% due 06/25/2034	1,056	1,065
2.620% due 11/20/2035 ^	292	260
2.699% due 03/20/2035	49	49
2.699% due 05/25/2035	40,051	40,886
Banc of America Mortgage Trust
2.622% due 02/25/2034	961	950
2.623% due 06/25/2034	68	69
2.654% due 11/25/2034	33	33
2.655% due 10/25/2034	34	34
2.664% due 01/25/2034	131	131
2.671% due 09/25/2033	5,837	5,821
2.693% due 01/25/2035	119	119
2.715% due 04/25/2034	190	190
2.746% due 09/25/2033	268	265
2.750% due 10/25/2033	812	830
2.782% due 05/25/2033	628	630
2.829% due 11/25/2033	159	160
3.254% due 02/25/2033	218	217
5.000% due 12/25/2018	19	19
5.077% due 10/25/2035	193	184
6.500% due 09/25/2033	361	366
BCAP LLC Trust
0.311% due 06/26/2037	2,250	2,203
0.395% due 02/26/2036	6,231	5,975
2.023% due 12/26/2036	1,972	1,970
2.032% due 05/26/2037	1,547	1,547
2.103% due 07/26/2037	382	383
2.226% due 06/26/2037	378	378
2.282% due 02/26/2037	321	322
2.355% due 11/26/2035	3,617	3,590
2.430% due 03/26/2037	948	955
2.580% due 10/26/2035	2,058	2,073
2.613% due 10/26/2036	499	499
2.631% due 10/26/2035	1,114	1,117
2.677% due 07/26/2036	1,325	1,327
2.714% due 04/26/2037	3,383	3,342
2.725% due 05/20/2035	2,018	2,022
2.734% due 05/26/2037	318	319
2.740% due 02/26/2036	7,653	7,645
2.770% due 05/26/2047	1,359	1,358
4.525% due 07/26/2037	911	920
4.552% due 04/26/2037	523	526
5.250% due 06/26/2035	3,263	3,396
5.499% due 02/26/2036	2,394	2,463
5.500% due 12/26/2035	1,764	1,787
6.000% due 08/26/2037	1,125	1,137
6.500% due 02/26/2036	5,230	5,080
BCRR Trust
5.989% due 08/17/2045	7,628	8,012

Bear Stearns Adjustable Rate Mortgage Trust
2.129% due 10/25/2033	1	1
2.354% due 02/25/2033	8	8
2.482% due 10/25/2033	41	41
2.510% due 01/25/2033	2,187	2,211
2.511% due 04/25/2033	207	209
2.522% due 01/25/2035	119	114
2.585% due 08/25/2033	2,903	2,932
2.595% due 02/25/2033	11	10
2.596% due 10/25/2034	61	60
2.610% due 05/25/2033	1	1
2.651% due 02/25/2034	160	160
2.699% due 05/25/2034	1,496	1,468
2.708% due 10/25/2035	773	775
2.716% due 01/25/2034	706	707
2.724% due 01/25/2034	262	267
2.729% due 01/25/2035	122	122
2.747% due 02/25/2034	969	935
3.082% due 07/25/2034	96	96
Bear Stearns ALT-A Trust
0.347% due 02/25/2034	734	673
0.527% due 08/25/2036	14	10
2.595% due 11/25/2036	578	423
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	7,073	7,431
5.597% due 03/11/2039	10,380	10,515
Chase Mortgage Finance Trust
2.425% due 12/25/2035 ^	112	104
2.449% due 12/25/2035 ^	171	156
2.553% due 02/25/2037	1,956	1,805
2.642% due 02/25/2037	4,386	4,400
Citigroup Mortgage Loan Trust, Inc.
0.985% due 08/25/2035 ^	626	492
1.466% due 08/25/2034	8	8
2.060% due 09/25/2035	4,471	4,358
2.230% due 09/25/2035	355	357
2.410% due 09/25/2035	7,720	7,732
2.500% due 11/25/2035	727	721
2.597% due 03/25/2034	84	84
2.660% due 05/25/2035	273	271
Countrywide Alternative Loan Trust
0.387% due 06/25/2037	2,631	2,261
0.965% due 09/25/2034	2,267	2,231
1.604% due 08/25/2035	5,083	4,799
2.756% due 06/25/2037	1,117	284
4.966% due 10/25/2035 ^	174	147
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 08/25/2035	275	203
2.330% due 02/20/2036	71	62
2.331% due 08/25/2033	222	210
2.363% due 08/25/2034	2,017	1,787
2.429% due 11/25/2034	4,399	4,188
2.451% due 12/25/2033	215	215
2.476% due 06/20/2035	369	355
2.598% due 11/19/2033	75	73
2.741% due 11/19/2033	24	24
5.500% due 11/25/2035 ^	419	399
Credit Suisse First Boston Mortgage Securities Corp.
1.928% due 07/25/2033	477	463
2.288% due 07/25/2033	481	478
2.376% due 10/25/2033	900	914
2.518% due 01/25/2034	1,356	1,351
2.531% due 11/25/2032	20	20
2.745% due 11/25/2034	1,953	1,970
Credit Suisse Mortgage Capital Certificates
4.525% due 07/26/2037	10,331	10,465
5.695% due 09/15/2040	300	314
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	93	95
5.250% due 06/25/2035	372	380
Deutsche Mortgage & Asset Receiving Corp.
1.272% due 07/27/2045	13,059	12,961
First Horizon Alternative Mortgage Securities Trust
2.188% due 08/25/2034	650	643
2.250% due 07/25/2035	292	234
First Horizon Mortgage Pass-Through Trust
0.457% due 02/25/2035	122	111
0.744% due 02/25/2035	833	779
2.523% due 02/25/2034	470	468
2.618% due 04/25/2035	988	988
First Republic Bank Mortgage Pass-Through Certificates
0.667% due 06/25/2030	238	239
First Republic Mortgage Loan Trust
0.986% due 11/15/2032	314	297
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	4,859	5,141

GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	992	1,041
GMAC Mortgage Corp. Loan Trust
2.829% due 11/19/2035	379	359
GS Mortgage Securities Trust
1.936% due 07/15/2031	10,000	9,977
GSR Mortgage Loan Trust
0.377% due 08/25/2046	715	695
0.537% due 01/25/2034	497	482
1.860% due 03/25/2033	23	23
2.291% due 06/25/2034	228	222
2.340% due 06/25/2034	25	24
2.592% due 09/25/2034	7,721	7,344
2.630% due 05/25/2035	222	207
2.682% due 09/25/2035	20,167	20,261
2.716% due 08/25/2034	178	174
6.000% due 03/25/2032	8	9
HarborView Mortgage Loan Trust
0.378% due 02/19/2046	1,347	1,170
0.408% due 05/19/2035	85	71
2.328% due 06/19/2034	4,359	4,366
Impac CMB Trust
0.827% due 08/25/2035	2,585	2,337
IndyMac Adjustable Rate Mortgage Trust
1.742% due 01/25/2032	54	52
IndyMac Mortgage Loan Trust
0.377% due 09/25/2046	684	587
0.967% due 05/25/2034	175	164
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	14
JPMorgan Chase Commercial Mortgage Securities Trust
5.885% due 02/12/2049	9,633	10,260
JPMorgan Mortgage Trust
1.990% due 11/25/2033	39	38
2.292% due 07/25/2035	13,431	13,407
2.311% due 12/25/2034	58	58
2.346% due 11/25/2035	447	426
2.442% due 11/25/2033	74	75
2.454% due 09/25/2034	3	3
2.555% due 07/25/2035	916	886
2.578% due 10/25/2035	751	733
2.628% due 04/25/2035	617	623
2.642% due 07/25/2035	955	958
2.927% due 07/25/2035	69	69
MASTR Adjustable Rate Mortgages Trust
2.166% due 12/25/2033	178	175
2.243% due 02/25/2034	397	388
2.488% due 01/25/2036	299	298
2.518% due 07/25/2034	2,081	1,943
2.527% due 08/25/2034	4,148	4,133
2.584% due 08/25/2034	1,248	1,234
2.606% due 09/25/2033	839	842
2.670% due 01/25/2034	44	43
2.702% due 11/21/2034	2,225	2,285
MASTR Asset Securitization Trust
5.500% due 09/25/2033	844	880
Merrill Lynch Mortgage Investors Trust
0.647% due 04/25/2029	2,196	2,120
0.807% due 08/25/2028	155	150
0.847% due 06/25/2028	382	366
1.205% due 03/25/2028	632	594
2.121% due 04/25/2029	1,310	1,295
2.130% due 04/25/2035	1,342	1,308
2.447% due 09/25/2033	22	22
2.460% due 02/25/2035	314	317
2.605% due 02/25/2034	94	89
2.762% due 06/25/2035	1,060	1,037
Morgan Stanley Capital Trust
5.447% due 02/12/2044	7,113	7,471
Morgan Stanley Mortgage Loan Trust
0.457% due 09/25/2035	4,370	4,341
0.507% due 01/25/2035	1,846	1,735
2.375% due 02/25/2034	7	7
Morgan Stanley Re-REMIC Trust
5.989% due 08/12/2045	21,899	23,351
Nomura Asset Acceptance Corp Alternative Loan Trust
0.967% due 10/25/2034	1	1
2.439% due 10/25/2035	80	75
3.275% due 05/25/2035	121	122
PNC Mortgage Acceptance Corp.
5.910% due 03/12/2034 ^	2,714	2,745
Prime Mortgage Trust
0.587% due 02/25/2034	78	74
5.000% due 08/25/2034	94	95
6.000% due 02/25/2034	33	34

Provident Funding Mortgage Loan Trust
2.498% due 05/25/2035	91	92
RBSSP Resecuritization Trust
0.505% due 03/26/2037	393	387
0.522% due 08/26/2045	503	471
Residential Accredit Loans, Inc. Trust
0.587% due 01/25/2033	75	74
0.617% due 02/25/2033	274	268
3.083% due 04/25/2035 ^	4	1
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	77	81
7.500% due 12/25/2031	598	626
Residential Asset Securitization Trust
3.750% due 10/25/2018	5	5
5.250% due 04/25/2034	249	260
Residential Funding Mortgage Securities, Inc. Trust
3.781% due 02/25/2036 ^	277	251
6.500% due 03/25/2032	22	23
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	501	518
6.068% due 09/17/2039	9,998	10,699
Sequoia Mortgage Trust
0.635% due 03/20/2035	677	608
0.909% due 05/20/2034	2,232	2,145
0.947% due 04/20/2033	81	78
0.987% due 10/20/2027	295	289
1.908% due 07/20/2034	64	63
Silver Oak Ltd.
1.731% due 06/21/2018	19,000	19,099
Structured Adjustable Rate Mortgage Loan Trust
0.427% due 03/25/2035	196	165
0.487% due 09/25/2034	274	180
0.627% due 08/25/2035	1,385	1,301
2.445% due 06/25/2034	1,372	1,374
2.445% due 09/25/2034	477	482
2.472% due 08/25/2034	2,651	2,604
2.496% due 08/25/2034	1,566	1,536
Structured Asset Mortgage Investments Trust
0.868% due 11/19/2033	106	101
0.868% due 05/19/2035	449	439
0.888% due 12/19/2034	6,883	6,696
0.888% due 02/19/2035	6,583	6,386
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.839% due 05/25/2032	13	12
2.321% due 07/25/2032	18	16
2.350% due 06/25/2033	4,232	4,160
2.369% due 03/25/2033	423	419
2.406% due 09/25/2033	112	111
2.460% due 11/25/2033	120	119
Thornburg Mortgage Securities Trust
0.827% due 09/25/2043	2,048	1,988
0.927% due 09/25/2044	1,665	1,607
2.229% due 04/25/2045	2,884	2,905
WaMu Mortgage Pass-Through Certificates Trust
0.407% due 08/25/2046 ^	536	70
0.447% due 11/25/2045	9,277	8,752
0.457% due 12/25/2045	4,653	4,375
0.477% due 07/25/2045	12,123	11,420
0.477% due 10/25/2045	5,934	5,564
0.477% due 12/25/2045	5,023	4,644
0.587% due 01/25/2045	2,413	2,295
1.158% due 08/25/2046	126	106
1.358% due 11/25/2042	258	242
1.558% due 08/25/2042	24	23
2.187% due 08/25/2046	2,842	2,564
2.187% due 09/25/2046	7,264	6,673
2.290% due 02/25/2037 ^	556	483
2.325% due 10/25/2035	1,659	334
2.384% due 08/25/2033	1,361	1,011
2.400% due 09/25/2035	1,000	967
2.418% due 10/25/2033	548	561
Washington Mutual Mortgage Pass-Through Certificates Trust
1.770% due 02/25/2031	1	1
2.166% due 02/25/2033	33	32
2.225% due 02/25/2033	40	41
2.349% due 11/25/2030	213	213
2.401% due 06/25/2033	55	55
7.000% due 03/25/2034	103	110
Wells Fargo Mortgage-Backed Securities Trust
0.687% due 07/25/2037 ^	461	400
2.480% due 12/25/2033	121	121
2.497% due 01/25/2034	192	191
2.507% due 10/25/2033	50	50
2.615% due 12/25/2033	215	215
2.617% due 09/25/2034	290	294
2.623% due 06/25/2035	94	95

2.632% due 04/25/2035	365	373
2.641% due 04/25/2036 ^	26	26
2.652% due 06/25/2035	1,658	1,675
2.667% due 08/25/2033	528	539
2.695% due 12/25/2034	1,101	1,102
2.717% due 09/25/2034	1,022	1,048
2.728% due 06/25/2034	111	112
2.748% due 05/25/2034	20	21
4.892% due 08/25/2035	56	56
5.232% due 10/25/2035	142	140
6.000% due 09/25/2036 ^	99	95
Wells Fargo Re-REMIC Trust
5.720% due 05/16/2017	9,000	9,423

Total Mortgage-Backed Securities (Cost $531,948)		533,801

ASSET-BACKED SECURITIES 30.0%
Accredited Mortgage Loan Trust
0.947% due 01/25/2034	202	166
ACE Securities Corp Home Equity Loan Trust
0.387% due 02/25/2036	12,849	12,764
2.812% due 06/25/2033 ^	890	880
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.535% due 02/25/2033	1,102	1,050
Amortizing Residential Collateral Trust
1.187% due 10/25/2034	6,623	6,535
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.527% due 11/25/2035	1,391	1,356
1.220% due 01/25/2034	556	538
1.235% due 12/25/2033	5,716	5,450
Asset-Backed Funding Certificates Trust
0.807% due 04/25/2034	9,101	9,007
Bear Stearns Asset-Backed Securities Trust
0.595% due 12/25/2035	934	921
0.607% due 07/25/2036	3,287	3,253
1.187% due 11/25/2042	313	299
1.387% due 10/25/2034	5,766	5,729
2.974% due 10/25/2036	2,904	2,475
Bear Stearns Second Lien Trust
1.387% due 12/25/2036	21,100	19,720
Carrington Mortgage Loan Trust
0.367% due 02/25/2036	167	163
CIFC Funding Ltd.
1.425% due 08/14/2024	5,000	5,013
Citigroup Mortgage Loan Trust, Inc.
0.617% due 07/25/2035	930	926
0.637% due 07/25/2044	55	55
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	322	327
Conseco Financial Corp.
6.240% due 12/01/2028	252	261
Countrywide Asset-Backed Certificates Trust
0.445% due 05/25/2036	37	37
0.647% due 09/25/2034	190	188
Credit Suisse First Boston Mortgage Securities Corp.
0.885% due 07/25/2032	1	1
1.837% due 05/25/2043	2,320	2,200
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	811	838
EFS Volunteer LLC
1.065% due 07/26/2027	1,421	1,429
EquiFirst Mortgage Loan Trust
1.310% due 09/25/2033	196	189
FBR Securitization Trust
0.925% due 11/25/2035	3,632	3,609
Fremont Home Loan Trust
1.207% due 06/25/2035	590	573
Gallatin CLO Ltd.
1.545% due 07/15/2023	18,000	17,989
GSAMP Trust
1.035% due 01/25/2045	1,078	986
GSRPM Mortgage Loan Trust
0.697% due 03/25/2035	5,476	5,411
Home Equity Asset Trust
0.785% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	700	717
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036	10	6
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.637% due 08/25/2035	652	647
0.707% due 10/25/2035	1,600	975
6.372% due 05/25/2033	850	860
Irwin Whole Loan Home Equity Trust
0.727% due 07/25/2032	16	16

JPMorgan Mortgage Acquisition Corp.
0.617% due 12/25/2035	16,793	15,768
Lehman XS Trust
0.335% due 04/25/2037 ^	5,072	3,782
Long Beach Mortgage Loan Trust
0.657% due 08/25/2035	1,186	1,177
0.747% due 10/25/2034	736	712
0.887% due 03/25/2032	46	43
1.012% due 06/25/2035	9,887	9,819
1.042% due 07/25/2034	757	734
Merrill Lynch Mortgage Investors Trust
0.547% due 09/25/2036	181	175
Morgan Stanley ABS Capital, Inc. Trust
0.647% due 06/25/2034	137	137
1.387% due 06/25/2033	2,173	2,125
Morgan Stanley Dean Witter Capital, Inc. Trust
1.537% due 02/25/2033	249	239
Morgan Stanley Mortgage Loan Trust
0.257% due 01/25/2047 ^	281	279
Morgan Stanley Structured Trust
0.267% due 06/25/2037	1,407	1,395
National Collegiate Student Loan Trust
0.427% due 11/27/2028	12,519	12,287
0.457% due 03/26/2029	15,000	13,725
0.467% due 04/25/2029	3,400	3,342
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.397% due 04/25/2031	2,000	1,952
New Century Home Equity Loan Trust
0.677% due 07/25/2035	533	517
NovaStar Mortgage Funding Trust
0.557% due 01/25/2036	1,983	1,958
OneMain Financial Issuance Trust
2.470% due 09/18/2024	27,000	27,143
Option One Mortgage Loan Trust Asset-Backed Certificates
0.827% due 07/25/2033	221	208
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.297% due 12/25/2034	5,000	4,965
Renaissance Home Equity Loan Trust
0.887% due 08/25/2032	10	9
1.287% due 09/25/2037	4,380	2,649
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,522	1,401
Residential Asset Securities Corp. Trust
0.667% due 08/25/2035	2,000	1,919
5.120% due 12/25/2033	543	503
Securitized Asset-Backed Receivables LLC Trust
0.467% due 08/25/2035	4,960	4,927
SLM Private Credit Student Loan Trust
0.466% due 03/15/2024	3,551	3,524
SLM Private Education Loan Trust
3.436% due 05/16/2044	2,117	2,218
SLM Student Loan Trust
0.607% due 04/25/2025	13,700	13,170
0.657% due 01/27/2025	5,020	4,857
0.657% due 04/25/2025	13,618	13,224
0.746% due 09/16/2024	16,100	15,907
0.836% due 03/15/2024	13,700	13,406
1.080% due 03/15/2028	7,670	7,673
Soundview Home Loan Trust
1.487% due 11/25/2033	169	167
Specialty Underwriting & Residential Finance Trust
0.867% due 01/25/2034	323	282
Spirit Master Funding LLC
5.370% due 07/20/2040	10,000	10,663
5.760% due 03/20/2042	9,872	10,724
SpringCastle America Funding LLC
2.700% due 05/25/2023	20,576	20,710
Trapeza CDO Ltd.
1.063% due 11/16/2034	1,000	740
Truman Capital Mortgage Loan Trust
0.937% due 12/25/2032	223	225

Total Asset-Backed Securities (Cost $347,240)		344,946

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.1%		1,250

U.S. TREASURY BILLS 0.2%
0.020% due 07/09/2015 - 11/12/2015 (a)(e)	2,657	2,657

Total Short-Term Instruments (Cost $3,907)		3,907

Total Investments in Securities (Cost $960,461)		961,491

	SHARES
INVESTMENTS IN AFFILIATES 16.3%
SHORT-TERM INSTRUMENTS 16.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.3%
PIMCO Short-Term Floating NAV Portfolio III	18,885,763	187,309

Total Short-Term Instruments (Cost $187,314)		187,309

Total Investments in Affiliates (Cost $187,314)		187,309

Total Investments 99.8% (Cost $1,147,775)		$1,148,800
Financial Derivative Instruments (c)(d) (0.2%) (Cost or Premiums, net $(3,015))		(2,748)
Other Assets and Liabilities, net 0.4%		4,868

Net Assets 100.0%		$1,150,920

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	06/30/2015	07/01/2015	$1,250	Fannie Mae 2.260% due 10/17/2022	$(1,276)	$1,250	$1,250

Total Repurchase Agreements						$(1,276)	$1,250	$1,250

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	$47,500	$(253)	$(40)	$3	$0
Receive	3-Month USD-LIBOR	2.000	12/16/2019	900	(7)	(2)	0	0
Receive	3-Month USD-LIBOR	2.000	12/16/2020	28,200	10	(70)	9	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	7,600	391	(31)	17	0

					$141	$(143)	$29	$0

Total Swap Agreements					$141	$(143)	$29	$0

Cash of $2,899 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500)%	10/11/2021	$2,000	$0	$(11)	$0	$(11)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
JPM	HSBC Finance Corp.	(0.220)%	06/20/2016	0.111%	$3,000	$0	$(3)	$0	$(3)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.112%	$2,600	$(175)	$181	$6	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$16	$16	$0
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	23,000	(428)	(14)	0	(442)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	23,000	(662)	(29)	0	(691)
DUB	CDX.IG-7 10-Year Index 15-30%	0.157	12/20/2016	25,000	0	20	20	0
FBF	CMBX.NA.AAA.1 Index	0.100	10/12/2052	4,487	(15)	12	0	(3)
	CMBX.NA.AAA.6 Index	0.500	05/11/2063	30,000	(525)	(52)	0	(577)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	10,000	(338)	38	0	(300)
GST	CDX.IG-7 10-Year Index 15-30%	0.153	12/20/2016	25,000	0	19	19	0
	CMBX.NA.AAA.1 Index	0.100	10/12/2052	37,552	(122)	103	0	(19)
MYC	CMBX.NA.AAA.6 Index	0.500	05/11/2063	10,000	(193)	1	0	(192)
	CMBX.NA.AAA.7 Index	0.500	01/17/2047	20,000	(557)	(43)	0	(600)

					$(2,840)	$71	$55	$(2,824)

Total Swap Agreements					$(3,015)	$238	$61	$(2,838)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Securities with an aggregate market value of $2,657 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,417	$0	$5,417
Industrials	0	1,020	8,001	9,021
U.S. Government Agencies	0	64,399	0	64,399
Mortgage-Backed Securities	0	517,581	16,220	533,801
Asset-Backed Securities	0	296,416	48,530	344,946
Short-Term Instruments
Repurchase Agreements	0	1,250	0	1,250
U.S. Treasury Bills	0	2,657	0	2,657
	$0	$888,740	$72,751	$961,491

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$187,309	$0	$0	$187,309

Total Investments	$187,309	$888,740	$72,751	$1,148,800

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	29	0	29
Over the counter	0	61	0	61
	$0	$90	$0	$90

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,838)	$0	$(2,838)

Totals	$187,309	$885,992	$72,751	$1,146,052

There were no significant transfers between Levels 1 or 2 during the period ended June 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2015:

Category and Subcategory	Beginning Balance at 03/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$9,037	$0	$(8)	$(9)	$0	$2	$0	$(1,021)	$8,001	$9
Mortgage-Backed Securities	19,491	0	(3,300)	1	29	(1)	0	0	16,220	(12)
Asset-Backed Securities	48,643	0	(34)	(8)	(4)	(67)	0	0	48,530	(67)

Totals	$77,171	$0	$(3,342)	$(16)	$25	$(66)	$0	$(1,021)	$72,751	$(70)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$8,001	Third Party Vendor	Broker Quote	105.50
Mortgage-Backed Securities	16,220	Proxy Pricing	Base Price	98.56 - 98.81
Asset-Backed Securities	48,530	Third Party Vendor	Broker Quote	100.53 - 108.63

Total	$72,751

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

June 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.6%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	$225	$239

Total Corporate Bonds & Notes (Cost $226)		239

MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,475	1,457

Total Municipal Bonds & Notes (Cost $1,475)		1,457

U.S. GOVERNMENT AGENCIES 23.5%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	35,290
Fannie Mae
0.253% due 12/25/2036	719	718
0.307% due 03/25/2034	726	723
0.317% due 03/25/2036	481	460
0.407% due 07/25/2032	597	584
0.427% due 06/25/2033	278	269
0.447% due 06/25/2032	1	1
0.505% due 03/25/2032	407	388
0.527% due 11/25/2032	2	2
0.537% due 05/25/2042	304	304
0.637% due 08/25/2021 - 03/25/2022	21	22
0.787% due 08/25/2022	7	7
0.887% due 04/25/2022	14	15
1.087% due 04/25/2032	260	267
1.125% due 04/27/2017	100,000	100,763
1.346% due 02/01/2041 - 10/01/2044	5,854	6,010
1.546% due 11/01/2030	1	1
1.781% due 03/01/2035	915	960
1.937% due 11/01/2020	7	7
1.955% due 11/01/2035	297	309
1.970% due 02/01/2026	8	8
2.050% due 09/01/2033	2	2
2.056% due 11/01/2035	437	461
2.081% due 06/01/2021	449	467
2.125% due 12/01/2032	5	5
2.175% due 01/01/2036	3,342	3,576
2.210% due 08/01/2036	270	288
2.250% due 09/01/2022 - 10/01/2032	23	24
2.262% due 07/01/2018	47	48
2.265% due 12/01/2035	80	84
2.266% due 12/01/2022	20	21
2.270% due 09/01/2028	6	6
2.299% due 05/01/2025	7	7
2.307% due 09/01/2031	37	38
2.375% due 05/01/2022	7	7
2.376% due 06/01/2032	1	1
2.394% due 12/01/2029	7	7
2.395% due 12/01/2029	20	20
2.400% due 12/01/2031	5	5
2.525% due 05/01/2032	2	2
2.562% due 12/01/2029	2	2
2.672% due 03/01/2018	4	4
2.723% due 10/01/2025	25	25
2.750% due 09/01/2017 - 01/01/2018	8	8
3.625% due 06/01/2025	7	7
3.847% due 08/01/2028	10	10
4.000% due 05/01/2030 - 07/01/2045	12,323	13,066
4.500% due 04/01/2028 - 11/01/2029	854	923
4.770% due 09/01/2026	143	147
6.000% due 06/01/2037	114	130
Freddie Mac
0.427% due 07/25/2031	328	319
0.686% due 06/15/2030 - 12/15/2032	110	111
0.736% due 06/15/2031	52	53
0.886% due 02/15/2027	8	8
1.000% due 03/08/2017	27,700	27,875

1.346% due 10/25/2044 - 02/25/2045	3,937	3,999
1.546% due 07/25/2044	1,933	1,951
1.770% due 08/01/2019	17	18
2.020% due 02/01/2024	25	26
2.207% due 07/01/2020	34	35
2.209% due 03/01/2035	300	311
2.335% due 02/01/2018	8	9
2.354% due 12/01/2031	1	1
2.355% due 09/01/2031 - 02/01/2032	8	9
2.356% due 08/01/2031	2	2
2.384% due 06/01/2035	3,714	3,953
2.390% due 04/01/2027	3	3
2.405% due 03/01/2025	1	1
2.409% due 02/01/2035	1,560	1,673
2.438% due 02/01/2032	3	3
2.458% due 05/01/2032	7	7
2.576% due 01/01/2032	15	16
2.619% due 07/01/2029	11	12
2.950% due 08/01/2020	8	9
3.790% due 02/01/2025	6	6
4.500% due 06/15/2035 - 09/15/2035	4,971	5,320
5.000% due 01/15/2034	7,541	8,387
5.400% due 03/17/2021	500	517
5.500% due 08/15/2030 - 10/01/2039	395	444
6.500% due 10/25/2043	875	1,006
Ginnie Mae
1.625% due 04/20/2023 - 04/20/2032	897	932
1.750% due 02/20/2024 - 02/20/2030	880	912
2.000% due 10/20/2024 - 05/20/2030	235	244
5.000% due 05/20/2034	29,991	33,432
Israel Government AID Bond
0.000% due 11/01/2024 (b)	133,000	101,048
5.500% due 09/18/2023	61,330	74,208
Residual Funding Corp. Strips
0.000% due 01/15/2030 (b)	18,000	11,254
Small Business Administration
0.875% due 05/25/2021	167	167
1.000% due 03/25/2025 - 07/25/2025	183	184
1.100% due 01/25/2019	173	173
4.500% due 03/01/2023	292	311
4.760% due 09/01/2025	9,539	10,238
4.770% due 04/01/2024	1,896	2,022
4.930% due 01/01/2024	1,659	1,790
5.240% due 08/01/2023	958	1,046
7.060% due 11/01/2019	126	137
7.220% due 11/01/2020	146	158
U.S. Department of Housing and Urban Development
5.190% due 08/01/2016	2,130	2,131

Total U.S. Government Agencies (Cost $420,441)		462,970

U.S. TREASURY OBLIGATIONS 109.5%
U.S. Treasury Bonds
2.750% due 08/15/2042	129,200	119,803
3.000% due 05/15/2042 (d)	149,000	145,333
3.000% due 11/15/2044	139,500	135,827
3.125% due 02/15/2042 (d)	259,900	260,184
4.375% due 05/15/2040	50,000	61,328
4.500% due 08/15/2039	105,000	130,947
5.500% due 08/15/2028 (f)	14,745	19,575
8.000% due 11/15/2021 (f)	44,700	60,963
U.S. Treasury Notes
1.875% due 09/30/2017 (f)(h)	20,191	20,694
2.125% due 09/30/2021 (d)(h)	414,700	418,491
2.250% due 11/15/2024 (f)	84,100	83,450
2.375% due 08/15/2024	23,500	23,594
2.500% due 05/15/2024 (d)	661,230	671,716

Total U.S. Treasury Obligations (Cost $2,245,916)		2,151,905

MORTGAGE-BACKED SECURITIES 8.4%
Bear Stearns Adjustable Rate Mortgage Trust
2.459% due 04/25/2033	91	91
2.511% due 04/25/2033	191	193
2.577% due 04/25/2033	11	10
2.595% due 02/25/2033	54	51
2.691% due 11/25/2034	1,635	1,616
2.716% due 01/25/2034	456	456
Bear Stearns ALT-A Trust
0.347% due 02/25/2034	2,619	2,400
2.595% due 11/25/2036	28,467	20,809
2.720% due 11/25/2036	20,093	15,564
CBA Commercial Small Balance Commercial Mortgage
0.467% due 12/25/2036	1,065	906
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.437% due 08/25/2035	775	714

Citigroup Mortgage Loan Trust, Inc.
2.660% due 05/25/2035	1,367	1,355
Countrywide Alternative Loan Trust
0.347% due 02/25/2047	884	761
0.367% due 02/20/2047	8,423	6,313
0.367% due 05/25/2047	5,570	4,743
0.387% due 05/25/2036	82	68
0.397% due 05/25/2035	1,136	944
0.397% due 03/20/2046	6,391	5,083
0.467% due 12/25/2035	385	338
1.158% due 02/25/2036	496	449
5.500% due 03/25/2036 ^	2,383	2,028
Countrywide Home Loan Mortgage Pass-Through Trust
0.417% due 05/25/2035	1,804	1,534
0.477% due 04/25/2035	353	294
0.517% due 02/25/2035	1,136	1,052
0.527% due 02/25/2035	685	622
2.399% due 09/20/2036 ^	7,124	6,341
2.450% due 04/25/2035	687	575
Credit Suisse First Boston Mortgage Securities Corp.
2.312% due 06/25/2032	18	15
Downey Savings & Loan Association Mortgage Loan Trust
0.448% due 08/19/2045	894	805
First Republic Bank Mortgage Pass-Through Certificates
0.667% due 06/25/2030	318	318
First Republic Mortgage Loan Trust
0.686% due 11/15/2030	334	301
GreenPoint Mortgage Funding Trust
0.627% due 06/25/2045	850	742
GSR Mortgage Loan Trust
2.575% due 04/25/2036	7,353	6,691
HarborView Mortgage Loan Trust
0.318% due 03/19/2037	2,063	1,773
0.408% due 05/19/2035	2,476	2,069
0.928% due 02/19/2034	194	194
Impac CMB Trust
1.187% due 07/25/2033	85	82
IndyMac Mortgage Loan Trust
0.507% due 02/25/2035	3,406	3,171
JPMorgan Mortgage Trust
2.642% due 07/25/2035	1,520	1,523
2.740% due 02/25/2036 ^	1,817	1,652
MASTR Adjustable Rate Mortgages Trust
2.440% due 05/25/2034	343	336
MASTR Asset Securitization Trust
5.500% due 09/25/2033	119	124
Merrill Lynch Mortgage Investors Trust
1.923% due 12/25/2032	126	125
Prime Mortgage Trust
5.000% due 02/25/2019	23	23
Residential Accredit Loans, Inc. Trust
0.487% due 08/25/2035	1,792	1,392
0.587% due 03/25/2033	454	450
1.518% due 09/25/2045	715	616
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	686	776
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	41	42
Sequoia Mortgage Trust
0.537% due 07/20/2033	1,531	1,449
0.657% due 07/20/2033	1,077	959
0.888% due 10/19/2026	799	783
Structured Adjustable Rate Mortgage Loan Trust
1.574% due 01/25/2035	609	491
Structured Asset Mortgage Investments Trust
0.407% due 05/25/2036	24,501	17,871
0.768% due 07/19/2034	287	286
0.888% due 03/19/2034	487	471
Structured Asset Securities Corp. Trust
2.652% due 10/28/2035	277	272
WaMu Mortgage Pass-Through Certificates Trust
0.447% due 11/25/2045	1,932	1,822
0.457% due 12/25/2045	1,078	1,042
0.888% due 01/25/2047	1,531	1,394
0.956% due 12/25/2046	3,203	3,018
1.138% due 06/25/2046	4,357	4,082
1.158% due 02/25/2046	3,244	3,013
1.358% due 11/25/2042	575	541
2.187% due 05/25/2046	628	539
2.187% due 07/25/2046	7,334	6,643
2.187% due 08/25/2046	18,177	16,398
2.187% due 09/25/2046	3,087	2,836
2.187% due 10/25/2046	1,445	1,339
2.187% due 12/25/2046	1,549	1,438
2.439% due 03/25/2034	198	199

Washington Mutual Mortgage Loan Trust
1.342% due 05/25/2041	76	74
Washington Mutual Mortgage Pass-Through Certificates Trust
2.166% due 02/25/2033	17	16
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	47	48
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 11/25/2033	58	59

Total Mortgage-Backed Securities (Cost $198,126)		165,615

ASSET-BACKED SECURITIES 0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.267% due 05/25/2037	33	22
0.706% due 06/15/2031	273	267
0.726% due 11/15/2031	27	26
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036	2,839	2,807
0.847% due 10/25/2032	54	52
Carrington Mortgage Loan Trust
0.507% due 10/25/2035	71	71
CIT Group Home Equity Loan Trust
0.720% due 06/25/2033	252	237
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,112	719
Countrywide Asset-Backed Certificates
0.367% due 09/25/2036	668	660
0.377% due 06/25/2036	593	582
Credit Suisse First Boston Mortgage Securities Corp.
0.805% due 01/25/2032	99	88
Credit-Based Asset Servicing and Securitization LLC
0.255% due 01/25/2037 ^	1,270	580
GE-WMC Mortgage Securities Trust
0.227% due 08/25/2036	98	54
GSAMP Trust
0.257% due 12/25/2036	651	362
0.367% due 11/25/2035	210	34
Home Equity Asset Trust
1.107% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.237% due 10/25/2036	178	101
IXIS Real Estate Capital Trust
0.247% due 05/25/2037	41	20
JPMorgan Mortgage Acquisition Trust
0.247% due 03/25/2047	98	97
0.265% due 08/25/2036	47	24
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	47
Lehman ABS Mortgage Loan Trust
0.277% due 06/25/2037	755	497
Long Beach Mortgage Loan Trust
0.747% due 10/25/2034	1,548	1,497
MASTR Asset-Backed Securities Trust
0.237% due 11/25/2036	122	58
Merrill Lynch Mortgage Investors Trust
0.307% due 02/25/2037	406	194
Mid-State Trust
7.340% due 07/01/2035	137	148
Morgan Stanley ABS Capital, Inc. Trust
0.247% due 05/25/2037	463	323
Morgan Stanley IXIS Real Estate Capital Trust
0.237% due 11/25/2036	47	25
Morgan Stanley Mortgage Loan Trust
0.257% due 01/25/2047 ^	169	168
New Century Home Equity Loan Trust
0.367% due 05/25/2036	1,009	754
Renaissance Home Equity Loan Trust
0.887% due 08/25/2032	2	2
Salomon Brothers Mortgage Securities, Inc.
1.537% due 01/25/2032	132	122
Securitized Asset-Backed Receivables LLC Trust
0.247% due 12/25/2036 ^	1,937	718
0.267% due 11/25/2036 ^	768	327
Soundview Home Loan Trust
0.247% due 11/25/2036	654	260
0.267% due 06/25/2037	393	239

Structured Asset Securities Corp. Mortgage Loan Trust
0.287% due 01/25/2037	82	82

Total Asset-Backed Securities (Cost $17,122)		12,265

SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (c) 3.5%		69,224

SHORT-TERM NOTES 1.3%
Federal Home Loan Bank
0.040% due 07/08/2015 - 07/10/2015	23,700	23,700
0.070% due 08/14/2015	1,000	1,000

		24,700

U.S. TREASURY BILLS 0.7%
0.012% due 08/06/2015 - 11/12/2015 (a)(d)(f)(h)	13,172	13,172

Total Short-Term Instruments (Cost $107,096)		107,096

Total Investments in Securities (Cost $2,990,402)		2,901,547

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,041	149

Total Short-Term Instruments (Cost $149)		149

Total Investments in Affiliates (Cost $149)		149

Total Investments 147.6% (Cost $2,990,551)		$2,901,696
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(2,862))		422
Other Assets and Liabilities, net (47.7%)		(935,971)

Net Assets 100.0%		$1,966,147

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon bond.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
NOM	0.150%	06/30/2015	07/01/2015	$26,500	U.S. Treasury Notes 2.750% due 11/15/2023	$(26,962)	$26,500	$26,500
RDR	0.250	06/30/2015	07/01/2015	39,700	U.S. Treasury Notes 1.500% due 01/31/2019	(40,502)	39,700	39,700
SSB	0.000	06/30/2015	07/01/2015	3,024	Fannie Mae 2.200% - 2.260% due 10/17/2022	(3,085)	3,024	3,024

Total Repurchase Agreements						$(70,549)	$69,224	$69,224

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.420%	06/29/2015	07/08/2015	$(2,418)	$(2,418)
GRE	0.490	06/25/2015	07/02/2015	(3,552)	(3,553)
IND	0.260	06/26/2015	07/29/2015	(97,375)	(97,379)
SCX	0.220	05/07/2015	07/07/2015	(111,488)	(111,525)
	0.230	05/19/2015	07/08/2015	(3,304)	(3,305)
	0.230	06/05/2015	07/08/2015	(36,405)	(36,411)
	0.240	05/18/2015	07/10/2015	(51,188)	(51,202)
	0.280	05/26/2015	07/27/2015	(68,376)	(68,395)
	0.280	05/28/2015	07/09/2015	(55,584)	(55,599)
	0.290	05/20/2015	07/20/2015	(68,614)	(68,637)
	0.290	05/26/2015	07/27/2015	(52,204)	(52,219)
	0.290	06/05/2015	07/07/2015	(144,790)	(144,821)
	0.300	06/29/2015	07/06/2015	(13,501)	(13,501)
	0.320	06/10/2015	07/10/2015	(4,753)	(4,754)

Total Reverse Repurchase Agreements					$(713,719)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.280%	05/19/2015	07/20/2015	$(142,611)	$(142,838)

Total Sale-Buyback Transactions					$(142,838)

(2)	The average amount of borrowings outstanding during the period ended June 30, 2015 was $895,507 at a weighted average interest rate of 0.222%.
(3)	Payable for sale-buyback transactions include $158 of deferred price drop.

Short Sales*:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	07/01/2045	$12,000	$(12,784)	$(12,699)
Fannie Mae	4.000	08/01/2045	13,000	(13,722)	(13,726)
Fannie Mae	4.500	07/01/2045	3,000	(3,255)	(3,241)

Total Short Sales				$(29,761)	$(29,666)

*	Short Sales shown are To-Be-Announced (“TBA”) securities which are not subject to collateral pledging under the terms of any master agreements.

(d)	Securities with an aggregate market value of $851,840 have been pledged as collateral under the terms of master agreements as of June 30, 2015.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$108.000	08/21/2015	5,800	$50	$97
Put - CBOT U.S. Treasury 10-Year Note September Futures	109.000	08/21/2015	1,200	10	19

				$60	$116

Total Purchased Options				$60	$116

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2016	6,165	$(1,951)	$154	$0
90-Day Eurodollar June Futures	Short	06/2016	1,735	(521)	22	0
90-Day Eurodollar March Futures	Short	03/2017	4,395	(1,154)	55	0
90-Day Eurodollar September Futures	Short	09/2016	6,099	(2,101)	152	0
U.S. Treasury 5-Year Note September Futures	Long	09/2015	681	(125)	0	(26)
U.S. Treasury 10-Year Note September Futures	Long	09/2015	9,981	(11,833)	0	(528)
U.S. Treasury 30-Year Bond September Futures	Long	09/2015	1,472	(6,924)	0	(92)

Total Futures Contracts				$(24,609)	$383	$(646)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	$928,000	$(1,308)	$(1,324)	$63	$0
Receive	3-Month USD-LIBOR	1.500	12/16/2017	1,997,000	(10,624)	(1,105)	136	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	799,900	38,839	(14,849)	2,109	0

					$26,907	$(17,278)	$2,308	$0

Total Swap Agreements					$26,907	$(17,278)	$2,308	$0

(f)	Securities with an aggregate market value of $143,076 and cash of $4,615 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2015.

(g)	Financial Derivative Instruments: Over the Counter

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	09/30/2015	$40,200	$(261)	$(371)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.850	09/30/2015	40,200	(346)	(257)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550	09/17/2015	163,200	(1,189)	(305)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050	09/17/2015	163,200	(1,126)	(806)

							$(2,922)	$(1,739)

Total Written Options							$(2,922)	$(1,739)

(h)	Securities with an aggregate market value of $1,343 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$239	$0	$239
Municipal Bonds & Notes
Iowa	0	1,457	0	1,457
U.S. Government Agencies	0	462,970	0	462,970
U.S. Treasury Obligations	0	2,151,905	0	2,151,905
Mortgage-Backed Securities	0	165,615	0	165,615
Asset-Backed Securities	0	12,265	0	12,265
Short-Term Instruments
Repurchase Agreements	0	69,224	0	69,224
Short-Term Notes	0	24,700	0	24,700
U.S. Treasury Bills	0	13,172	0	13,172
	$0	$2,901,547	$0	$2,901,547

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$149	$0	$0	$149

Total Investments	$149	$2,901,547	$0	$2,901,696

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(29,666)	$0	$(29,666)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$383	$2,424	$0	$2,807

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(646)	0	0	(646)
Over the counter	0	(1,739)	0	(1,739)
	$(646)	$(1,739)	$0	$(2,385)

Totals	$(114)	$2,872,566	$0	$2,872,452

There were no significant transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Capital Securities Fund (Cayman), Ltd., Cayman Commodity Fund I, II, III, VII VIII, Ltd., PIMCO International Portfolio Subsidiary, LLC and PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO Capital Securities and Financials Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Trends Managed Futures Strategy Fund, PIMCO International Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Capital Securitites and Financials Fund	PIMCO Capital Securities Fund (Cayman), Ltd.	TBD	TBD	$27,902	$1,839	6.6%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	3,670,897	1,054,999	28.7%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2008	9,370,381	2,263,380	24.2%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	1,097,277	62,860	5.7%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	664,915	203,372	30.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	06/05/2012	06/12/2012	953,449	5,561	0.6%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	06/05/2012	06/12/2012	31,503,020	5,213,491	16.5%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	431,872	35,936	8.3%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies

The price of a Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are ordinarily valued as of the NYSE Close on each day that the NYSE is open. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when you are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) securities, the NAV of the Fund’s shares may change at times when you cannot purchase, redeem or exchange shares.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board of Trustees, generally based on recommendations provided by PIMCO. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, broker quotes, Pricing Services prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Funds’ prospectuses.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by pricing services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined at the close of the New York market). [NOTE: Per agreed upon disclosure.] Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee of the Board. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity index-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of June 30, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

		Aggregate Gross	Aggregate Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
PIMCO All Asset All Authority Fund	$25,112,602	$257,758	$(3,138,888)	$(2,881,130)
PIMCO All Asset Fund	30,431,014	390,304	(2,387,428)	(1,997,124)
PIMCO California Intermediate Municipal Bond Fund	110,671	5,080	(153)	4,927
PIMCO California Municipal Bond Fund	7,783	230	(30)	200
PIMCO California Short Duration Municipal Income Fund	159,902	735	(139)	596
PIMCO Capital Securities and Financials Fund	27,336	112	(498)	(386)
PIMCO CommoditiesPLUS® Strategy Fund	5,528,316	17,242	(1,855,322)	(1,838,080)
PIMCO CommodityRealReturn Strategy Fund®	19,806,769	197,400	(6,230,340)	(6,032,940)
PIMCO Credit Absolute Return Fund	821,273	18,389	(25,047)	(6,658)
PIMCO Diversified Income Fund	2,793,011	74,718	(171,651)	(96,933)
PIMCO Emerging Local Bond Fund	9,075,276	4,035	(1,549,030)	(1,544,995)
PIMCO Emerging Markets Bond Fund	2,462,197	26,910	(179,780)	(152,870)
PIMCO Emerging Markets Corporate Bond Fund	288,294	2,392	(24,508)	(22,116)
PIMCO Emerging Markets Currency Fund	6,416,947	9,404	(263,955)	(254,551)
PIMCO Emerging Markets Full Spectrum Bond Fund	481,796	0	(60,860)	(60,860)
PIMCO Extended Duration Fund	353,025	18,242	(12,435)	5,807
PIMCO Floating Income Fund	836,769	15,630	(63,887)	(48,257)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	9,524,003	100,421	(580,756)	(480,335)
PIMCO Foreign Bond Fund (Unhedged)	1,998,798	38,648	(129,420)	(90,772)
PIMCO Global Advantage® Strategy Bond Fund	1,873,212	39,004	(100,882)	(61,878)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	558,588	7,777	(32,001)	(24,224)
PIMCO Global Bond Fund (Unhedged)	643,637	13,578	(39,282)	(25,704)
PIMCO Global Multi-Asset Fund	1,374,941	17,107	(41,828)	(24,721)
PIMCO GNMA Fund	1,499,892	8,640	(17,697)	(9,057)
PIMCO Government Money Market Fund	371,200	0	0	0
PIMCO High Yield Fund	9,913,727	218,061	(289,391)	(71,330)
PIMCO High Yield Municipal Bond Fund	383,205	21,675	(10,074)	11,601
PIMCO High Yield Spectrum Fund	1,973,602	32,462	(113,479)	(81,017)
PIMCO Income Fund	47,673,584	1,556,596	(1,288,431)	268,165
PIMCO Inflation Response Multi-Asset Fund	1,072,119	4,747	(64,152)	(59,405)
PIMCO Investment Grade Corporate Bond Fund	6,984,297	156,478	(187,688)	(31,210)
PIMCO Long Duration Total Return Fund	4,312,013	264,064	(93,214)	170,850
PIMCO Long-Term Credit Fund	4,226,531	117,275	(200,701)	(83,426)
PIMCO Long-Term U.S. Government Fund	863,167	126,586	(13,079)	113,507
PIMCO Low Duration Fund	14,568,514	129,727	(220,684)	(90,957)
PIMCO Low Duration Fund II	489,812	2,868	(2,521)	347
PIMCO Low Duration Fund III	249,942	1,904	(2,036)	(132)
PIMCO Moderate Duration Fund	1,836,477	31,852	(33,526)	(1,674)
PIMCO Money Market Fund	564,400	0	0	0
PIMCO Mortgage Opportunities Fund	2,000,800	45,073	(21,583)	23,490
PIMCO Mortgage-Backed Securities Fund	346,309	4,302	(2,024)	2,278
PIMCO Multi-Strategy Alternative Fund	50,165	45	(401)	(356)
PIMCO Municipal Bond Fund	505,938	36,243	(652)	35,591
PIMCO National Intermediate Municipal Bond Fund	45,188	1,088	(96)	992
PIMCO New York Municipal Bond Fund	122,223	10,071	(2)	10,069
PIMCO RAE Fundamental Advantage PLUS Fund	2,268,906	47,608	(53,921)	(6,313)
PIMCO RAE Fundamental PLUS EMG Fund	2,973,935	59,409	(59,081)	328
PIMCO RAE Fundamental PLUS Fund	3,501,874	27,215	(51,512)	(24,297)
PIMCO RAE Fundamental PLUS International Fund	1,043,671	15,807	(33,280)	(17,473)
PIMCO RAE Fundamental PLUS Small Fund	351,517	4,856	(11,525)	(6,669)
PIMCO RAE Low Volatility PLUS EMG Fund	4,875,514	26,594	(100,982)	(74,388)
PIMCO RAE Low Volatility PLUS Fund	1,065,279	4,250	(21,480)	(17,230)
PIMCO RAE Low Volatility PLUS International Fund	2,600,364	11,105	(65,379)	(54,274)
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,936,059	12,925	(55,297)	(42,372)
PIMCO RAE Worldwide Long/Short PLUS Fund	3,555,485	8,594	(74,619)	(66,025)
PIMCO Real Return Asset Fund	4,475,617	4,106	(158,334)	(154,228)
PIMCO Real Return Fund	17,470,555	203,077	(569,370)	(366,293)
PIMCO Real Return Limited Duration Fund	3,662	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	3,343,731	19,902	(59,938)	(40,036)
PIMCO RealPathTM 2020 Fund	96,994	1,419	(4,602)	(3,183)
PIMCO RealPathTM 2025 Fund	83,565	1,707	(4,114)	(2,407)
PIMCO RealPathTM 2030 Fund	117,416	3,405	(5,706)	(2,301)
PIMCO RealPathTM 2035 Fund	84,756	2,912	(4,096)	(1,184)
PIMCO RealPathTM 2040 Fund	90,904	3,608	(3,081)	527
PIMCO RealPathTM 2045 Fund	58,295	1,858	(2,393)	(535)
PIMCO RealPathTM 2050 Fund	92,929	2,730	(3,874)	(1,144)
PIMCO RealPathTM 2055 Fund	3,190	42	(57)	(15)
PIMCO RealPathTM Income Fund	89,839	1,527	(4,193)	(2,666)
PIMCO Senior Floating Rate Fund	2,190,711	11,987	(30,358)	(18,371)
PIMCO Short Asset Investment Fund	387,116	353	(590)	(237)
PIMCO Short Duration Municipal Income Fund	187,345	1,385	(272)	1,113
PIMCO Short-Term Fund	15,136,117	42,121	(93,414)	(51,293)
PIMCO StocksPLUS® Absolute Return Fund	1,677,697	11,898	(24,059)	(12,161)
PIMCO StocksPLUS® Fund	1,063,390	4,883	(9,902)	(5,019)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,717,798	10,380	(24,607)	(14,227)
PIMCO StocksPLUS® International Fund (Unhedged)	1,359,853	10,981	(20,103)	(9,122)
PIMCO StocksPLUS® Long Duration Fund	539,132	28,413	(14,774)	13,639
PIMCO StocksPLUS® Short Fund	3,697,571	69,422	(66,415)	3,007
PIMCO StocksPLUS® Small Fund	1,538,744	12,110	(20,475)	(8,365)
PIMCO Tax Managed Real Return Fund	67,519	1,988	(11)	1,977
PIMCO Total Return Fund	127,407,075	2,528,503	(3,672,365)	(1,143,862)
PIMCO Total Return Fund II	1,376,214	34,623	(20,501)	14,122
PIMCO Total Return Fund III	1,509,536	44,380	(40,709)	3,671
PIMCO Total Return Fund IV	2,073,684	13,977	(40,369)	(26,392)
PIMCO TRENDS Managed Futures Strategy Fund	436,629	536	(929)	(393)
PIMCO Unconstrained Bond Fund	10,195,910	480,019	(372,087)	107,932
PIMCO Unconstrained Tax Managed Bond Fund	280,011	17,353	(2,918)	14,435
PIMCO Asset-Backed Securities Portfolio	1,541,540	52,319	(26,792)	25,527
PIMCO Developing Local Markets Portfolio	16,034	23	(1,866)	(1,843)
PIMCO Emerging Markets Portfolio	731,881	3,807	(64,713)	(60,906)
PIMCO FX Strategy Portfolio	9,976	0	(37)	(37)
PIMCO High Yield Portfolio	563,074	16,873	(34,146)	(17,273)
PIMCO International Portfolio	977,924	5,822	(53,701)	(47,879)
PIMCO Investment Grade Corporate Portfolio	2,315,594	99,417	(31,463)	67,954
PIMCO Long Duration Corporate Bond Portfolio	21,441,160	899,187	(531,034)	368,153
PIMCO Low Duration Portfolio	351,863	1,149	(797)	352
PIMCO Moderate Duration Portfolio	511,434	2,425	(1,738)	687
PIMCO Mortgage Portfolio	4,175,068	66,686	(68,220)	(1,534)
PIMCO Municipal Sector Portfolio	137,923	18,811	(1)	18,810
PIMCO Real Return Portfolio	1,873,420	21,195	(63,137)	(41,942)
PIMCO Senior Floating Rate Portfolio	47,892	165	(695)	(530)
PIMCO Short-Term Floating NAV Portfolio	250	0	0	0
PIMCO Short-Term Floating NAV Portfolio II	4,261,466	458	(742)	(284)
PIMCO Short-Term Floating NAV Portfolio III	33,216,679	33,110	(219,664)	(186,554)
PIMCO Short-Term Portfolio	1,149,037	16,430	(16,667)	(237)
PIMCO U.S. Government Sector Portfolio	2,991,801	70,961	(161,066)	(90,105)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2015 (amounts in thousands):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$710,090	$2,485	$(280,076)	$(132,255)	$179,827	$480,071	$2,485	$0
PIMCO CommodityRealReturn Strategy Fund®	579,480	5,085	(245,820)	(70,270)	91,602	360,077	5,084	0
PIMCO Credit Absolute Return Fund	174,091	898	(37,807)	(1,129)	1,457	137,510	899	0
PIMCO Diversified Income Fund	5,756	39,615	(3,007)	33	(884)	41,513	296	0
PIMCO Emerging Local Bond Fund	1,877,347	23,182	(131,552)	(33,687)	2,851	1,738,141	23,182	0
PIMCO Emerging Markets Bond Fund	75,677	12,228	(10,242)	(302)	(244)	77,117	916	0
PIMCO Emerging Markets Corporate Bond Fund	30,157	300	(3,002)	(183)	522	27,794	300	0
PIMCO Emerging Markets Currency Fund	2,018,947	57,104	(88,949)	(4,525)	19,434	2,002,011	14,346	0
PIMCO EqS Pathfinder Fund®	207,118	0	(217,634)	12,604	(2,088)	0	0	0
PIMCO EqS® Long/Short Fund	112,899	0	(11,421)	2,180	(3,556)	100,102	0	0
PIMCO Floating Income Fund	25,342	9,880	(3,414)	(27)	(30)	31,751	368	0
PIMCO Foreign Bond Fund (Unhedged)	79,042	347	(15,333)	(1,882)	(241)	61,933	347	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	19,079	0	0	0	233	19,312	43	0
PIMCO Global Advantage® Strategy Bond Fund	28,626	98,246	(2,511)	(88)	(1,897)	122,376	450	0
PIMCO Government Money Market Fund	150,004	2,778,848	(2,828,846)	0	0	100,006	2	0
PIMCO High Yield Fund	533,801	7,095	(48,381)	(2,022)	(6,091)	484,402	7,095	0
PIMCO High Yield Spectrum Fund	807,044	11,992	(46,792)	(1,802)	(10,259)	760,183	11,992	0
PIMCO Income Fund	1,439,537	18,131	(174,982)	14,200	(17,691)	1,279,195	18,131	0
PIMCO Investment Grade Corporate Bond Fund	360,809	13,721	(26,999)	(120)	(10,721)	336,690	3,294	0
PIMCO Long Duration Total Return Fund	46,076	91,801	0	0	(6,363)	131,514	842	0
PIMCO Long-Term Credit Fund	36,552	49,715	(313)	1	(4,179)	81,776	758	0
PIMCO Long-Term U.S. Government Fund	620	4	0	0	(57)	567	4	0
PIMCO Low Duration Active Exchange-Traded Fund	55,061	0	0	0	(103)	54,958	179	0
PIMCO Low Duration Fund	131,208	606,452	(613,091)	(2,187)	(292)	122,090	1,990	0
PIMCO Mortgage Opportunities Fund	133,738	1,025	(13,707)	310	(526)	120,840	1,025	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,005,298	101,087	(424,927)	(6,931)	(6,102)	668,425	10,259	0
PIMCO RAE Fundamental PLUS Fund	95,608	665	(9,352)	(907)	(177)	85,837	664	0
PIMCO RAE Fundamental PLUS EMG Fund	1,109,897	0	(145,264)	6,813	7,599	979,045	0	0
PIMCO RAE Fundamental PLUS International Fund	461,394	2,856	(77,941)	(11,243)	13,471	388,537	2,855	0
PIMCO RAE Fundamental PLUS Small Fund	147,233	1,232	(16,856)	1,146	(2,371)	130,384	1,233	0
PIMCO RAE Low Volatility PLUS Fund	440,915	428	(23,687)	(395)	(8,109)	409,152	428	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,815,299	8,036	(187,193)	(3,570)	1,255	1,633,827	8,037	0
PIMCO RAE Low Volatility PLUS International Fund	1,165,243	12,283	(157,584)	1,697	871	1,022,510	12,281	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	719,388	1,794	(65,528)	(4,616)	5,940	656,978	1,793	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,180,521	122,898	(855)	0	(28,705)	1,273,859	9,131	0
PIMCO Real Return Asset Fund	1,063,371	24,780	(26,135)	(434)	(53,367)	1,008,215	3,855	0
PIMCO Real Return Fund	252,976	993	(15,936)	(705)	(3,728)	233,600	531	0
PIMCO RealEstateRealReturn Strategy Fund	446,692	8,393	(28,235)	(542)	(50,141)	376,167	8,393	0
PIMCO Senior Floating Rate Fund	1,163,808	9,654	(297,684)	(1,600)	(3,438)	870,740	9,653	0
PIMCO Short-Term Floating NAV Portfolio III	497	88,001	(88,100)	6	0	404	2	0
PIMCO StocksPLUS® Short Fund	3,320,501	34,924	(270,179)	(148,537)	106,845	3,043,554	34,923	0
PIMCO Total Return Fund	248,166	37,789	(11,008)	7	(6,430)	268,524	1,916	0
PIMCO TRENDS Managed Futures Strategy Fund	55,120	1,076	0	0	(4,843)	51,353	1,076	0
PIMCO Unconstrained Bond Fund	568,730	3,532	(113,533)	1,068	(2,529)	457,268	3,533	0
Totals	$24,898,758	$4,288,575	$(6,763,876)	$(389,894)	$196,745	$22,230,308	$204,591	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$864,537	$3,331	$(302,391)	$(90,724)	$147,242	$621,995	$3,331	$0
PIMCO CommodityRealReturn Strategy Fund®	1,171,333	9,449	(604,131)	(151,381)	193,716	618,986	9,449	0
PIMCO Credit Absolute Return Fund	157,187	835	(31,875)	(1,483)	1,734	126,398	835	0
PIMCO Diversified Income Fund	9,793	49,822	0	0	(1,219)	58,396	473	0
PIMCO Emerging Local Bond Fund	2,707,467	176,444	(47,599)	(10,457)	(42,099)	2,783,756	35,544	0
PIMCO Emerging Markets Bond Fund	72,959	12,718	(2,818)	(179)	(412)	82,268	902	0
PIMCO Emerging Markets Corporate Bond Fund	22,024	216	(2,443)	(162)	398	20,033	215	0
PIMCO Emerging Markets Currency Fund	3,456,767	155,734	(142,816)	(15,680)	41,254	3,495,259	24,700	0
PIMCO EqS Pathfinder Fund®	313,254	0	(329,273)	16,820	(801)	0	0	0
PIMCO EqS® Long/Short Fund	108,440	0	(36,147)	6,583	(7,907)	70,969	0	0
PIMCO Floating Income Fund	87,149	6,962	(172)	(4)	42	93,977	1,095	0
PIMCO Foreign Bond Fund (Unhedged)	91,609	2,512	(4,704)	(501)	(2,212)	86,704	429	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	23,414	0	0	0	287	23,701	52	0
PIMCO Global Advantage® Strategy Bond Fund	69,062	151,796	0	0	(4,165)	216,693	986	0
PIMCO Government Money Market Fund	100,012	1,724,131	(1,724,129)	0	0	100,014	2	0
PIMCO High Yield Fund	858,042	30,527	(56,864)	(1,555)	(12,094)	818,056	11,495	0
PIMCO High Yield Spectrum Fund	922,487	18,803	(17,873)	(1,054)	(13,411)	908,952	14,046	0
PIMCO Income Fund	1,775,469	23,261	(85,116)	6,954	(12,268)	1,708,300	23,261	0
PIMCO Investment Grade Corporate Bond Fund	561,401	7,477	(45,630)	245	(16,568)	506,925	4,977	0
PIMCO Long Duration Total Return Fund	232,647	83,333	(29,128)	1,533	(19,057)	269,328	2,279	0
PIMCO Long-Term Credit Fund	149,818	47,769	(25,017)	5,216	(15,466)	162,320	1,895	0
PIMCO Long-Term U.S. Government Fund	926	6	0	0	(85)	847	6	0
PIMCO Low Duration Active Exchange-Traded Fund	69,430	0	0	0	(130)	69,300	225	0
PIMCO Low Duration Fund	71,503	1,017,626	(837,757)	(2,769)	(462)	248,141	2,651	0
PIMCO Mortgage Opportunities Fund	194,121	1,546	(8,108)	21	(356)	187,224	1,546	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,181,068	38,139	(129,357)	(10,100)	(14,074)	1,065,676	16,776	0
PIMCO RAE Fundamental PLUS EMG Fund	1,427,069	0	(95,701)	1,473	13,211	1,346,052	0	0
PIMCO RAE Fundamental PLUS Fund	61,126	460	(625)	(55)	(790)	60,116	461	0
PIMCO RAE Fundamental PLUS International Fund	515,344	3,349	(64,608)	(11,671)	13,362	455,776	3,349	0
PIMCO RAE Fundamental PLUS Small Fund	193,870	1,208	(73,191)	4,296	(5,301)	120,882	1,208	0
PIMCO RAE Low Volatility PLUS EMG Fund	2,681,851	12,431	(144,627)	(14,103)	5,436	2,540,988	12,431	0
PIMCO RAE Low Volatility PLUS Fund	581,841	515	(78,090)	(1,124)	(8,863)	494,279	515	0
PIMCO RAE Low Volatility PLUS International Fund	1,268,387	14,090	(110,446)	1,632	(668)	1,172,995	14,089	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	1,028,342	93,637	(24,857)	(2,126)	2,139	1,097,135	2,994	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,964,919	213,101	0	0	(48,226)	2,129,794	15,268	0
PIMCO Real Return Asset Fund	1,950,551	78,501	(83,288)	(1,118)	(96,158)	1,848,488	7,074	0
PIMCO Real Return Fund	393,004	4,997	(23,754)	(1,119)	(5,852)	367,276	830	0
PIMCO RealEstateRealReturn Strategy Fund	693,919	12,650	(63,906)	(1,862)	(73,956)	566,845	12,649	0
PIMCO Senior Floating Rate Fund	846,666	14,564	(113,621)	(282)	(4,342)	742,985	7,683	0
PIMCO Short-Term Floating NAV Portfolio III	1,819	50,502	(52,300)	0	0	21	1	0
PIMCO Total Return Fund	313,137	95,113	(4,580)	2	(8,805)	394,867	2,642	0
PIMCO TRENDS Managed Futures Strategy Fund	60,737	1,182	(203)	(1)	(5,315)	56,400	1,181	0
PIMCO Unconstrained Bond Fund	826,719	5,267	(135,704)	(11)	(2,307)	693,964	5,268	0
Totals	$30,081,220	$4,164,004	$(5,532,849)	$(274,746)	$(4,548)	$28,433,081	$244,813	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$212,491	$28,805	$(810)	$(186)	$(4,534)	$235,766	$2,975	$0
PIMCO Emerging Markets Bond Fund	78,169	1,639	(14,399)	(1,019)	927	65,317	772	0
PIMCO Emerging Markets Corporate Bond Fund	122,395	2,763	(12,120)	(986)	2,471	114,523	1,250	0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	9,440	16,705	(21,099)	3	(3)	5,046	5	0
Totals	$422,513	$49,912	$(48,446)	$(2,188)	$(1,139)	$420,652	$5,002	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$0	$11,000	$0	$0	$(143)	$10,857	$0	$0
PIMCO Diversified Income Active Exchange-Traded Fund	13,590	1	0	0	(126)	13,465	145	0
PIMCO Emerging Markets Corporate Bond Fund	24,176	141	(13,599)	(92)	471	11,097	141	0
PIMCO EqS Pathfinder Fund®	33,129	0	(34,983)	(6,259)	8,113	0	0	0
PIMCO EqS® Emerging Markets Fund	23,433	0	(24,237)	2,310	(1,506)	0	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	11,274	0	0	0	137	11,411	25	0
PIMCO Income Fund	170,698	2,302	0	0	(564)	172,436	2,303	0
PIMCO Mortgage Opportunities Fund	33,097	191	(11,100)	135	(175)	22,148	191	0
PIMCO Short-Term Floating NAV Portfolio*	11	0	(11)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	78,962	194,332	(273,200)	18	(1)	111	32	0
PIMCO StocksPLUS® Fund	99,187	510	0	0	(533)	99,164	510	0
PIMCO TRENDS Managed Futures Strategy Fund	59,775	1,167	0	0	(5,252)	55,690	1,167	0
Totals	$547,332	$209,644	$(357,130)	$(3,888)	$421	$396,379	$4,514	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Currency Fund	$110,500	$784	$0	$0	$843	$112,127	$784	$0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	40,462	112,812	(151,700)	8	(4)	1,578	12	0
Totals	$150,980	$113,596	$(151,718)	$8	$839	$113,705	$796	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPathTM 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,671	$13	$(297)	$(101)	$267	$2,553	$13	$0
PIMCO Emerging Markets Bond Fund	2,819	32	(396)	(58)	48	2,445	32	0
PIMCO EqS Pathfinder Fund®	1,422	0	(1,479)	41	16	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,227	37	(495)	(8)	(357)	7,404	37	0
PIMCO High Yield Fund	5,214	71	(297)	(10)	(72)	4,906	71	0
PIMCO Long Duration Total Return Fund	7,231	73	0	0	(584)	6,720	73	0
PIMCO Mortgage Opportunities Fund	1,242	7	(1,250)	49	(48)	0	7	0
PIMCO RAE Fundamental PLUS EMG Fund	3,860	218	(980)	(8)	31	3,121	0	0
PIMCO Real Return Asset Fund	6,051	3,020	0	0	(360)	8,711	31	0
PIMCO Real Return Fund	8,944	19	(1,676)	(153)	(26)	7,108	19	0
PIMCO RealEstateRealReturn Strategy Fund	3,619	1,985	(297)	(25)	(462)	4,820	107	0
PIMCO Short-Term Floating NAV Portfolio*	13	0	(13)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	2,527	9,702	(10,000)	0	0	2,229	2	0
PIMCO StocksPLUS® Fund	9,034	247	(5,582)	580	(505)	3,774	29	0
PIMCO StocksPLUS® Absolute Return Fund	0	4,000	0	0	(104)	3,896	5	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	5,089	89	(191)	1	(186)	4,802	89	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	4,095	0	0	(187)	3,908	27	0
PIMCO StocksPLUS® Small Fund	5,525	20	(691)	(20)	28	4,862	20	0
PIMCO Total Return Fund	17,964	130	(2,762)	(59)	(409)	14,864	129	0
PIMCO TRENDS Managed Futures Strategy Fund	3,015	58	0	0	(265)	2,808	59	0
Totals	$94,467	$23,816	$(26,406)	$229	$(3,175)	$88,931	$750	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPathTM 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,006	$10	$0	$0	$125	$2,141	$10	$0
PIMCO Emerging Markets Bond Fund	2,257	26	(169)	(30)	22	2,106	26	0
PIMCO EqS Pathfinder Fund®	1,346	0	(1,399)	50	3	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,383	20	0	0	(195)	4,208	20	0
PIMCO High Yield Fund	6,313	88	0	0	(104)	6,297	87	0
PIMCO Long Duration Total Return Fund	5,922	59	0	0	(478)	5,503	60	0
PIMCO Mortgage Opportunities Fund	984	5	(990)	33	(32)	0	6	0
PIMCO RAE Fundamental PLUS EMG Fund	4,033	0	(247)	(6)	34	3,814	0	0
PIMCO Real Return Asset Fund	4,861	2,644	0	0	(301)	7,204	25	0
PIMCO Real Return Fund	4,961	11	0	0	(94)	4,878	11	0
PIMCO RealEstateRealReturn Strategy Fund	4,653	2,124	0	0	(626)	6,151	138	0
PIMCO Short-Term Floating NAV Portfolio III	3,917	8,203	(9,000)	1	(1)	3,120	3	0
PIMCO StocksPLUS® Fund	9,128	36	(4,670)	436	(369)	4,561	36	0
PIMCO StocksPLUS® Absolute Return Fund	0	4,471	0	0	(119)	4,352	4	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	6,809	112	(431)	9	(241)	6,258	112	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	3,482	0	0	(157)	3,325	22	0
PIMCO StocksPLUS® Small Fund	4,334	17	(251)	(8)	10	4,102	17	0
PIMCO Total Return Fund	6,517	47	(922)	(45)	(125)	5,472	47	0
PIMCO TRENDS Managed Futures Strategy Fund	2,725	53	0	0	(239)	2,539	53	0
Totals	$75,149	$21,408	$(18,079)	$440	$(2,887)	$76,031	$677	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$3,074	$16	$(358)	$(150)	$341	$2,923	$15	$0
PIMCO Emerging Markets Bond Fund	6,583	75	(837)	(159)	135	5,797	75	0
PIMCO EqS Pathfinder Fund®	2,915	0	(3,031)	21	95	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,386	14	(358)	(2)	(148)	2,892	15	0
PIMCO High Yield Fund	9,095	125	(353)	(11)	(137)	8,719	125	0
PIMCO Long Duration Total Return Fund	6,920	1,137	0	0	(579)	7,478	76	0
PIMCO Long-Term U.S. Government Fund	1,141	2	(1,052)	122	(213)	0	3	0
PIMCO Mortgage Opportunities Fund	1,445	8	(1,454)	48	(47)	0	8	0
PIMCO RAE Fundamental PLUS EMG Fund	5,531	0	(1,079)	(13)	60	4,499	0	0
PIMCO Real Return Asset Fund	7,177	3,294	0	0	(371)	10,100	34	0
PIMCO Real Return Fund	1,279	3	0	0	(24)	1,258	3	0
PIMCO RealEstateRealReturn Strategy Fund	9,911	3,353	(358)	(43)	(1,238)	11,625	262	0
PIMCO Short-Term Floating NAV Portfolio*	15	0	(15)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	10,826	10,806	(16,900)	2	(1)	4,733	6	0
PIMCO StocksPLUS® Fund	15,475	61	(8,909)	915	(781)	6,761	61	0
PIMCO StocksPLUS® Absolute Return Fund	0	8,373	0	0	(228)	8,145	8	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	10,934	573	(973)	0	(396)	10,138	189	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	6,658	0	0	(300)	6,358	48	0
PIMCO StocksPLUS® Small Fund	6,609	25	(837)	98	(91)	5,804	25	0
PIMCO Total Return Fund	3,265	22	(1,319)	(40)	(48)	1,880	22	0
PIMCO TRENDS Managed Futures Strategy Fund	4,561	89	0	0	(401)	4,249	89	0
Totals	$110,142	$34,634	$(37,833)	$788	$(4,372)	$103,359	$1,064	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPathTM 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$342	$0	$(313)	$(36)	$7	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,166	10	(172)	(40)	176	2,140	10	0
PIMCO Emerging Markets Bond Fund	4,485	52	(258)	(36)	19	4,262	52	0
PIMCO EqS Pathfinder Fund®	2,189	0	(2,276)	3	84	0	0	0
PIMCO High Yield Fund	3,671	50	0	0	(60)	3,661	51	0
PIMCO Long Duration Total Return Fund	3,857	1,777	0	0	(333)	5,301	47	0
PIMCO Long-Term U.S. Government Fund	1,399	3	(1,289)	(52)	(61)	0	4	0
PIMCO Mortgage Opportunities Fund	940	5	(946)	30	(29)	0	5	0
PIMCO RAE Fundamental PLUS EMG Fund	4,028	180	(258)	(12)	31	3,969	0	0
PIMCO Real Return Asset Fund	3,196	4,282	0	0	(153)	7,325	21	0
PIMCO RealEstateRealReturn Strategy Fund	6,404	2,611	(1)	0	(850)	8,164	182	0
PIMCO Short-Term Floating NAV Portfolio*	20	0	(20)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	8,113	8,406	(13,800)	2	(1)	2,720	5	0
PIMCO StocksPLUS® Fund	12,251	414	(6,336)	661	(570)	6,420	54	0
PIMCO StocksPLUS® Absolute Return Fund	0	6,848	0	(1)	(189)	6,658	6	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	9,780	159	(705)	26	(351)	8,909	159	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	5,309	0	0	(243)	5,066	39	0
PIMCO StocksPLUS® Small Fund	6,807	26	(430)	3	2	6,408	26	0
PIMCO TRENDS Managed Futures Strategy Fund	3,255	64	0	0	(286)	3,033	64	0
Totals	$72,903	$30,196	$(26,804)	$548	$(2,807)	$74,036	$725	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPathTM 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$553	$0	$(506)	$(57)	$10	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,548	12	(378)	(147)	302	2,337	11	0
PIMCO Emerging Markets Bond Fund	2,894	31	(657)	(62)	57	2,263	32	0
PIMCO EqS Pathfinder Fund®	2,982	0	(3,101)	(12)	131	0	0	0
PIMCO High Yield Fund	3,557	518	0	0	(60)	4,015	50	0
PIMCO Long Duration Total Return Fund	3,161	3,757	(944)	(44)	(270)	5,660	47	0
PIMCO Long-Term U.S. Government Fund	3,516	7	(3,260)	(269)	6	0	11	0
PIMCO Mortgage Opportunities Fund	1,237	6	(1,244)	44	(43)	0	7	0
PIMCO RAE Fundamental PLUS EMG Fund	4,943	0	(567)	(2)	47	4,421	0	0
PIMCO Real Return Asset Fund	1,096	3,896	0	0	(45)	4,947	13	0
PIMCO RealEstateRealReturn Strategy Fund	7,822	3,737	(1,416)	(42)	(947)	9,154	203	0
PIMCO Short-Term Floating NAV Portfolio III	8,713	7,606	(11,800)	2	(1)	4,520	6	0
PIMCO StocksPLUS® Fund	17,930	67	(10,566)	1,138	(965)	7,604	67	0
PIMCO StocksPLUS® Absolute Return Fund	0	8,297	0	0	(234)	8,063	6	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	11,931	173	(2,140)	142	(460)	9,646	173	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	6,310	(566)	3	(260)	5,487	40	0
PIMCO StocksPLUS® Small Fund	11,087	39	(1,911)	31	(26)	9,220	39	0
PIMCO TRENDS Managed Futures Strategy Fund	4,677	75	(755)	(14)	(377)	3,606	76	0
Totals	$88,647	$34,531	$(39,811)	$711	$(3,135)	$80,943	$781	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$222	$0	$(203)	$(29)	$10	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	1,403	8	(58)	(22)	109	1,440	7	0
PIMCO Emerging Markets Bond Fund	1,430	17	0	0	(6)	1,441	17	0
PIMCO EqS Pathfinder Fund®	1,882	0	(1,957)	(145)	220	0	0	0
PIMCO High Yield Fund	580	606	0	0	(12)	1,174	9	0
PIMCO Long Duration Total Return Fund	1,349	2,373	0	0	(157)	3,565	25	0
PIMCO Long-Term U.S. Government Fund	1,886	3	(1,749)	(113)	(27)	0	6	0
PIMCO Mortgage Opportunities Fund	610	3	(614)	19	(18)	0	4	0
PIMCO RAE Fundamental PLUS EMG Fund	2,822	0	0	0	21	2,843	0	0
PIMCO Real Return Asset Fund	0	2,003	0	0	8	2,011	4	0
PIMCO RealEstateRealReturn Strategy Fund	4,576	1,898	(115)	(21)	(588)	5,750	130	0
PIMCO Short-Term Floating NAV Portfolio*	20	0	(20)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	4,508	2,803	(5,299)	1	(1)	2,012	3	0
PIMCO StocksPLUS® Fund	9,980	286	(5,032)	528	(451)	5,311	45	0
PIMCO StocksPLUS® Absolute Return Fund	0	5,251	0	0	(148)	5,103	4	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	7,495	247	(535)	5	(271)	6,941	128	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	4,251	0	0	(192)	4,059	31	0
PIMCO StocksPLUS® Small Fund	6,106	25	(345)	(14)	13	5,785	25	0
PIMCO TRENDS Managed Futures Strategy Fund	2,447	48	0	0	(215)	2,280	48	0
Totals	$47,316	$19,822	$(15,927)	$209	$(1,705)	$49,715	$486	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

PIMCO RealPathTM 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$323	$0	$(296)	$(35)	$8	$0	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	2,150	12	0	0	134	2,296	11	0
PIMCO Emerging Markets Bond Fund	1,970	23	0	0	(8)	1,985	23	0
PIMCO EqS Pathfinder Fund®	2,836	0	(2,949)	(228)	341	0	0	0
PIMCO High Yield Fund	789	948	0	0	(17)	1,720	13	0
PIMCO Long Duration Total Return Fund	1,335	4,595	0	0	(179)	5,751	32	0
PIMCO Long-Term U.S. Government Fund	2,525	5	(2,341)	(146)	(43)	0	8	0
PIMCO Mortgage Opportunities Fund	843	5	(848)	27	(27)	0	5	0
PIMCO RAE Fundamental PLUS EMG Fund	3,999	470	0	0	27	4,496	0	0
PIMCO Real Return Asset Fund	0	1,690	0	0	13	1,703	4	0
PIMCO RealEstateRealReturn Strategy Fund	6,657	3,402	(187)	(20)	(870)	8,982	200	0
PIMCO Short-Term Floating NAV Portfolio*	18	0	(18)	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	8,012	7,705	(12,000)	2	(1)	3,718	5	0
PIMCO StocksPLUS® Fund	17,368	548	(8,837)	675	(534)	9,220	80	0
PIMCO StocksPLUS® Absolute Return Fund	0	9,328	0	0	(268)	9,060	6	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	11,386	670	(471)	(51)	(367)	11,167	201	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	6,567	0	0	(296)	6,271	47	0
PIMCO StocksPLUS® Small Fund	9,436	38	(274)	(17)	16	9,199	38	0
PIMCO TRENDS Managed Futures Strategy Fund	3,856	75	0	0	(338)	3,593	75	0
Totals	$73,503	$36,081	$(28,221)	$207	$(2,409)	$79,161	$748	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$72	$0	$1	$0	$4	$77	$0	$0
PIMCO Emerging Markets Bond Fund	62	1	0	0	0	63	1	0
PIMCO EqS Pathfinder Fund®	95	0	(99)	7	(3)	0	0	0
PIMCO High Yield Fund	31	34	0	0	(1)	64	0	0
PIMCO Long Duration Total Return Fund	127	84	0	0	(12)	199	2	0
PIMCO Mortgage Opportunities Fund	31	0	(31)	0	0	0	0	0
PIMCO RAE Fundamental PLUS EMG Fund	161	0	0	0	1	162	0	0
PIMCO Real Return Asset Fund	16	50	(1)	0	0	65	0	0
PIMCO RealEstateRealReturn Strategy Fund	219	121	0	0	(31)	309	7	0
PIMCO Short-Term Floating NAV Portfolio III	201	0	(170)	0	0	31	0	0
PIMCO StocksPLUS® Fund	559	20	(233)	9	(5)	350	4	0
PIMCO StocksPLUS® Absolute Return Fund	0	330	0	0	(9)	321	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	425	7	(34)	0	(14)	384	8	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	250	0	0	(11)	239	2	0
PIMCO StocksPLUS® Small Fund	321	21	0	0	0	342	1	0
PIMCO TRENDS Managed Futures Strategy Fund	125	3	0	0	(11)	117	2	0
Totals	$2,445	$921	$(567)	$16	$(92)	$2,723	$27	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO RealPathTM Income Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$2,463	$11	$(451)	$(200)	$354	$2,177	$12	$0
PIMCO Emerging Markets Bond Fund	2,760	32	(555)	(56)	46	2,227	31	0
PIMCO EqS Pathfinder Fund®	1,460	0	(1,518)	1	57	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	10,470	47	(1,268)	(35)	(430)	8,784	48	0
PIMCO Global Advantage® Strategy Bond Fund	0	0	0	0	0	0	0	0
PIMCO High Yield Fund	2,766	37	(555)	(15)	(27)	2,206	37	0
PIMCO Long Duration Total Return Fund	6,484	593	0	0	(532)	6,545	67	0
PIMCO Mortgage Opportunities Fund	1,046	5	(1,052)	43	(42)	0	6	0
PIMCO RAE Fundamental PLUS EMG Fund	2,618	0	(538)	0	21	2,101	0	0
PIMCO Real Return Asset Fund	5,815	1,496	(523)	(28)	(269)	6,491	25	0
PIMCO Real Return Fund	11,820	27	(1,181)	(20)	(208)	10,438	26	0
PIMCO RealEstateRealReturn Strategy Fund	4,296	1,318	(737)	(81)	(455)	4,341	102	0
PIMCO Short-Term Floating NAV Portfolio III	6,027	11,205	(12,300)	2	(1)	4,933	5	0
PIMCO StocksPLUS® Fund	9,172	31	(5,885)	511	(435)	3,394	31	0
PIMCO StocksPLUS® Absolute Return Fund	0	3,822	0	0	(103)	3,719	4	0
PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged)	5,849	94	(999)	72	(269)	4,747	94	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	3,504	0	0	(158)	3,346	24	0
PIMCO StocksPLUS® Small Fund	2,730	10	(564)	49	(46)	2,179	10	0
PIMCO Total Return Fund	17,189	126	(2,930)	(50)	(395)	13,940	126	0
PIMCO TRENDS Managed Futures Strategy Fund	2,381	46	0	0	(209)	2,218	46	0
Totals	$95,346	$22,404	$(31,056)	$193	$(3,101)	$83,786	$694	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Credit Absolute Return Fund	$5,210	$9,840	$(1,509)	$(6)	$(66)	$13,469	$0	$0
PIMCO EqS® Long/Short Fund	2,047	2,957	0	0	(46)	4,958	0	0
PIMCO Mortgage Opportunities Fund	4,841	6,246	0	0	(15)	11,072	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,804	2,626	(391)	(9)	(77)	3,953	0	0
PIMCO Short-Term Floating NAV Portfolio III	1,801	17,703	(14,200)	0	0	5,304	1	0
PIMCO TRENDS Managed Futures Strategy Fund	2,008	3,215	0	0	(243)	4,980	0	0
PIMCO Unconstrained Bond Fund	401	755	(171)	(1)	(5)	979	0	0
Totals	$18,112	$43,342	$(16,271)	$(16)	$(452)	$44,715	$1	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2015 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio*

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$20	$0	$(20)	$0	$0	$0	$0	$0
PIMCO California Municipal Bond Fund	103	0	(103)	0	0	0	0	0
PIMCO California Short Duration Municipal Income Fund	183	0	(183)	0	0	0	0	0
PIMCO CommoditiesPLUS® Strategy Fund	18	0	(18)	0	0	0	0	0
PIMCO CommodityRealReturn Strategy Fund®	14	0	(14)	0	0	0	0	0
PIMCO Convertible Fund	10	0	(10)	0	0	0	0	0
PIMCO Credit Absolute Return Fund	4	0	(4)	0	0	0	0	0
PIMCO Diversified Income Fund	13	0	(13)	0	0	0	0	0
PIMCO Emerging Local Bond Fund	21	0	(21)	0	0	0	0	0
PIMCO Emerging Markets Bond Fund	11	0	(11)	0	0	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	16	0	(16)	0	0	0	0	0
PIMCO Emerging Markets Currency Fund	12	0	(12)	0	0	0	0	0
PIMCO Extended Duration Fund	12	0	(12)	0	0	0	0	0
PIMCO Floating Income Fund	18	0	(18)	0	0	0	0	0
PIMCO Foreign Bond Fund (Unhedged)	16	0	(16)	0	0	0	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	14	0	(14)	0	0	0	0	0
PIMCO GNMA Fund	117,399	0	(117,411)	(136)	148	0	38	0
PIMCO Global Advantage® Strategy Bond Fund	18	0	(18)	0	0	0	0	0
PIMCO Global Bond Fund (Unhedged)	11	0	(11)	0	0	0	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	10	0	(10)	0	0	0	0	0
PIMCO High Yield Fund	20	0	(20)	0	0	0	0	0
PIMCO High Yield Municipal Bond Fund	23	0	(23)	0	0	0	0	0
PIMCO High Yield Spectrum Fund	13	0	(13)	0	0	0	0	0
PIMCO Income Fund	77,599	0	(77,599)	23	(23)	0	6	0
PIMCO Investment Grade Corporate Bond Fund	12	0	(12)	0	0	0	0	0
PIMCO Long Duration Total Return Fund	14	0	(14)	0	0	0	0	0
PIMCO Long-Term Credit Fund	11	0	(11)	0	0	0	0	0
PIMCO Long-Term U.S. Government Fund	19	0	(19)	0	0	0	0	0
PIMCO Mortgage-Backed Securities Fund	13	0	(13)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	121	0	(121)	0	0	0	0	0
PIMCO Municipal Bond Fund	21	0	(21)	0	0	0	0	0
PIMCO National Intermediate Municipal Bond Fund	153	0	(153)	0	0	0	0	0
PIMCO New York Municipal Bond Fund	145	0	(145)	0	0	0	0	0
PIMCO RAE Fundamental PLUS Fund	19	0	(19)	0	0	0	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	11	0	(11)	0	0	0	0	0
PIMCO RAE Fundamental PLUS International Fund	13	0	(13)	0	0	0	0	0
PIMCO RAE Fundamental PLUS Small Fund	12	0	(12)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS Fund	64	0	(64)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	23	0	(23)	0	0	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	14	0	(14)	0	0	0	0	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	13	0	(13)	0	0	0	0	0
PIMCO Real Return Fund	13	0	(13)	0	0	0	0	0
PIMCO Real Return Asset Fund	11	0	(11)	0	0	0	0	0
PIMCO Senior Floating Rate Fund	17	0	(17)	0	0	0	0	0
PIMCO Short Asset Investment Fund	0	0	0	0	0	0	0	0
PIMCO Short Duration Municipal Income Fund	16	0	(16)	0	0	0	0	0
PIMCO Short-Term Fund	17	0	(17)	0	0	0	0	0
PIMCO StocksPLUS® Fund	6	0	(6)	0	0	0	0	0
PIMCO StocksPLUS® Absolute Return Fund	10	0	(10)	0	0	0	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	10	0	(10)	0	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	17	0	(17)	0	0	0	0	0
PIMCO StocksPLUS® Long Duration Fund	20	0	(20)	0	0	0	0	0
PIMCO StocksPLUS® Short Fund	11	0	(11)	0	0	0	0	0
PIMCO Total Return Fund	376,943	43,162	(419,900)	134	(89)	250	362	0
PIMCO Unconstrained Bond Fund	157	0	(157)	0	0	0	0	0
PIMCO Asset-Backed Securities Portfolio	11	0	(11)	0	0	0	0	0
PIMCO Developing Local Markets Portfolio	16	0	(16)	0	0	0	0	0
PIMCO Emerging Markets Portfolio	16	0	(16)	0	0	0	0	0
PIMCO FX Strategy Portfolio	2	0	(2)	0	0	0	0	0
PIMCO High Yield Portfolio	12	0	(12)	0	0	0	0	0
PIMCO Investment Grade Corporate Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Mortgage Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Municipal Sector Portfolio	14	0	(14)	0	0	0	0	0
PIMCO Real Return Portfolio	10	0	(10)	0	0	0	0	0
PIMCO Senior Floating Rate Portfolio	15	0	(15)	0	0	0	0	0
PIMCO Short-Term Portfolio	14	0	(14)	0	0	0	0	0
PIMCO U.S. Government Sector Portfolio	11	0	(11)	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.
*	Effective July 1, 2015, the Portfolio was liquidated.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2015	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO California Intermediate Municipal Bond Fund	$5,510	$9,906	$(9,800)	$0	$1	$5,617	$5	$0
PIMCO California Municipal Bond Fund	401	700	(1,000)	0	0	101	0	0
PIMCO California Short Duration Municipal Income Fund	6,724	33,512	(25,400)	3	(3)	14,836	11	0
PIMCO CommoditiesPLUS® Strategy Fund	97,185	1,426,908	(1,366,300)	99	(5)	157,887	208	0
PIMCO CommodityRealReturn Strategy Fund®	196,219	1,112,234	(858,700)	46	(48)	449,751	135	0
PIMCO Convertible Fund	54,569	4,699	(59,279)	14	(3)	0	14	0
PIMCO Credit Absolute Return Fund	200,156	151,710	(156,800)	50	(29)	195,087	210	0
PIMCO Diversified Income Fund	50,083	393,663	(233,100)	20	(24)	210,642	162	0
PIMCO Emerging Local Bond Fund	1,111,475	867,389	(761,300)	154	(45)	1,217,673	1,089	0
PIMCO Emerging Markets Bond Fund	216,171	356,008	(293,100)	79	(70)	279,088	308	0
PIMCO Emerging Markets Corporate Bond Fund	17,431	54,515	(55,500)	8	(4)	16,450	16	0
PIMCO Emerging Markets Currency Fund	1,504,286	903,691	(1,767,600)	519	(294)	640,602	1,092	0
PIMCO Extended Duration Fund	13,414	97,811	(107,300)	4	(1)	3,928	10	0
PIMCO Floating Income Fund	50,952	72,149	(64,700)	16	(13)	58,404	49	0
PIMCO Foreign Bond Fund (Unhedged)	201,664	212,796	(393,700)	65	(28)	20,797	96	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	1,017,314	1,426,874	(2,433,600)	300	(133)	10,755	474	0
PIMCO GNMA Fund	263,090	48,602	(400)	(3)	25	311,314	302	0
PIMCO Global Advantage® Strategy Bond Fund	143,308	314,324	(452,200)	46	(20)	5,458	124	0
PIMCO Global Bond Fund (Unhedged)	31,413	80,917	(104,000)	10	(4)	8,336	18	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	56,061	89,675	(75,400)	20	(14)	70,342	76	0
PIMCO High Yield Fund	525,284	837,878	(870,700)	194	(127)	492,529	578	0
PIMCO High Yield Municipal Bond Fund	36,036	60,538	(51,800)	1	1	44,776	38	0
PIMCO High Yield Spectrum Fund	79,444	164,373	(180,400)	22	(11)	63,428	73	0
PIMCO Income Fund	8,097,467	4,915,402	(2,762,300)	(19,739)	20,632	10,251,462	9,903	0
PIMCO Investment Grade Corporate Bond Fund	197,145	902,375	(870,100)	85	(41)	229,464	175	0
PIMCO Long Duration Total Return Fund	128,037	794,080	(812,700)	66	(16)	109,467	181	0
PIMCO Long-Term Credit Fund	141,800	971,767	(1,078,300)	19	(10)	35,276	66	0
PIMCO Long-Term U.S. Government Fund	38,220	352,625	(336,800)	6	(4)	54,047	25	0
PIMCO Low Duration Fund	54,750	2,121,517	(2,108,400)	23	(5)	67,885	117	0
PIMCO Low Duration Fund II	409	20,802	(20,900)	0	0	311	2	0
PIMCO Low Duration Fund III	2,191	20,701	(21,700)	0	0	1,192	1	0
PIMCO Moderate Duration Fund	10,330	37,901	(48,100)	2	0	133	1	0
PIMCO Mortgage-Backed Securities Fund	57,599	10,547	(33,300)	(3)	10	34,853	47	0
PIMCO Mortgage Opportunities Fund	142,715	186,500	(227,600)	46	(29)	101,632	201	0
PIMCO Municipal Bond Fund	18,442	79,731	(70,100)	3	1	28,077	31	0
PIMCO National Intermediate Municipal Bond Fund	1,904	6,006	(1,400)	0	(1)	6,509	5	0
PIMCO New York Municipal Bond Fund	7,909	13,707	(14,800)	(2)	3	6,817	7	0
PIMCO RAE Fundamental PLUS Fund	406,594	1,253,404	(985,100)	169	(112)	674,955	704	0
PIMCO RAE Fundamental Advantage PLUS Fund	403,012	401,609	(562,500)	133	(76)	242,178	410	0
PIMCO RAE Fundamental PLUS EMG Fund	448,425	1,046,919	(1,062,300)	150	(127)	433,067	519	0
PIMCO RAE Fundamental PLUS International Fund	151,699	323,418	(257,500)	43	(30)	217,630	218	0
PIMCO RAE Fundamental PLUS Small Fund	86,617	108,672	(146,400)	29	(15)	48,903	71	0
PIMCO RAE Low Volatility PLUS Fund	267,031	301,152	(340,400)	29	3	227,815	252	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,063,409	1,417,908	(1,509,000)	(172)	327	972,472	1,208	0
PIMCO RAE Low Volatility PLUS International Fund	409,913	691,710	(832,700)	94	(21)	268,996	410	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	242,312	420,567	(543,000)	88	(40)	119,927	267	0
PIMCO RAE Worldwide Long/Short PLUS Fund	1,097,117	578,957	(568,600)	165	(53)	1,107,586	1,158	0
PIMCO Real Return Fund	431,652	712,570	(1,070,630)	50	(44)	73,598	70	0
PIMCO Real Return Asset Fund	150	296,118	(258,900)	0	(3)	37,365	18	0
PIMCO RealEstateRealReturn Strategy Fund	95,950	281,321	(309,170)	12	(5)	68,108	21	0
PIMCO Senior Floating Rate Fund	163,998	249,970	(291,600)	61	(42)	122,387	170	0
PIMCO Short Asset Investment Fund	3,635	144,514	(137,800)	6	0	10,355	15	0
PIMCO Short Duration Municipal Income Fund	30,518	16,614	(39,900)	3	0	7,235	14	0
PIMCO Short-Term Fund	246	2,858,125	(2,586,900)	69	(21)	271,519	325	0
PIMCO StocksPLUS® Fund	380,676	456,294	(559,900)	128	(88)	277,110	394	0
PIMCO StocksPLUS® Absolute Return Fund	351,808	859,642	(690,800)	147	(111)	520,686	542	0
PIMCO StocksPLUS® International Fund (Unhedged)	191,637	618,868	(381,100)	83	(69)	429,419	368	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	665,563	2,523,430	(2,007,000)	229	(220)	1,182,002	930	0
PIMCO StocksPLUS® Long Duration Fund	94,368	125,660	(219,500)	28	(10)	546	60	0
PIMCO StocksPLUS® Short Fund	173,907	829,717	(935,000)	64	(23)	68,665	217	0
PIMCO StocksPLUS® Small Fund	244,824	585,324	(414,200)	110	(80)	415,978	424	0
PIMCO Total Return Fund	10,620,018	14,737,046	(19,811,800)	3,377	(1,485)	5,547,156	6,845	0
PIMCO Total Return Fund II	2,627	25,901	(28,420)	0	0	108	1	0
PIMCO Total Return Fund III	1,152	78,102	(76,600)	0	0	2,654	2	0
PIMCO Total Return Fund IV	46,432	54,631	(99,400)	20	(5)	1,678	30	0
PIMCO TRENDS Managed Funtures Strategy Fund	5,858	173,023	(156,900)	7	(1)	21,987	23	0
PIMCO Unconstrained Bond Fund	452,592	1,377,023	(1,448,200)	126	(53)	381,488	323	0
PIMCO Asset-Backed Securities Portfolio	271,740	204,859	(215,900)	97	(64)	260,732	258	0
PIMCO Developing Local Markets Portfolio	6,838	2,307	(3,100)	(13)	13	6,045	6	0
PIMCO Emerging Markets Portfolio	123,317	115,905	(124,300)	45	(34)	114,933	105	0
PIMCO FX Strategy Portfolio	5,809	3,906	(3,900)	1	0	5,816	6	0
PIMCO High Yield Portfolio	4,564	107,922	(100,200)	7	(1)	12,292	23	0
PIMCO International Portfolio	326,005	16,070	(98,200)	(462)	497	243,910	269	0
PIMCO Investment Grade Corporate Portfolio	25,198	254,317	(279,400)	9	(1)	123	17	0
PIMCO Long Duration Corporate Bond Portfolio	205,969	1,830,726	(2,002,700)	137	(22)	34,110	326	0
PIMCO Low Duration Portfolio	65,465	6,570	0	0	6	72,041	70	0
PIMCO Moderate Duration Portfolio	90,969	67,927	(23,500)	9	(4)	135,401	126	0
PIMCO Mortgage Portfolio	336,056	405,569	(469,300)	146	(119)	272,352	270	0
PIMCO Municipal Sector Portfolio	3,331	23,509	(14,500)	0	(1)	12,339	9	0
PIMCO Real Return Portfolio	123,393	58,718	(182,000)	26	(12)	125	18	0
PIMCO Senior Floating Rate Portfolio	4,203	4,405	(3,900)	1	(1)	4,708	5	0
PIMCO Short-Term Portfolio	167,307	149,288	(129,300)	40	(26)	187,309	188	0
PIMCO U.S. Government Sector Portfolio	126	66,513	(66,492)	2	0	149	14	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	A portion of this may be recharacterized to return of capital and reflected as such on tax forms mailed to shareholders on or about January 31st following each calendar year.

5. SUBSEQUENT EVENTS

On July 1, 2015 the PIMCO Short-Term Floating NAV Portfolio was liquidated. Additionally, the Board approved the liquidation of PIMCO Tax Managed Real Return Fund. The liquidation of the Fund is expected to be effective on or about October 31, 2015.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NAB	National Australia Bank Ltd.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	NXN	Natixis New York
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	RDR	RBC Dain Rausher, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	RYL	Royal Bank of Scotland Group PLC
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SAL	Citigroup Global Markets, Inc.
CIB	Canadian Imperial Bank of Commerce	KCG	Knight Capital Group	SCX	Standard Chartered Bank
COM	Commerz Bank AG	MAC	Macquarie Bank Limited	SGY	Societe Generale, New York
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MJR	Merrill Lynch, Pierce, Fenner & Smith, Inc.	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SAR	Saudi Riyal
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SEK	Swedish Krona
COP	Colombian Peso	MXN	Mexican Peso	SGD	Singapore Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	THB	Thai Baht
DKK	Danish Krone	NGN	Nigerian Naira	TRY	Turkish New Lira
EUR	Euro	NOK	Norwegian Krone	TWD	Taiwanese Dollar
GBP	British Pound	NZD	New Zealand Dollar	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	MSE	Montreal Stock Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LLSBRT	LLS-Brent Spread Calendar Swap
BCOMCO1	Bloomberg Brent Crude Sub-Index 1-Month Forward	CUAC	Corn-Ethanol Spread Calendar Swap	MCDX	Municipal Bond Credit Derivative Index
BCOMCOT	Bloomberg Brent Crude TR	DTDBRTCO	Dated Brent Crack Calendar Swap	MTGEFNCL	Researching Definition
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NAPCO	Naphtha Crack Spread
BCOMF3T	Bloomberg 3-Month Forward Total Return Commodity	EAFE	Europe, Australasia, and Far East Stock Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
BCOMGC	Bloomberg Gold Sub-Index	ERADXULT	eRAFI International Large Strategy Index	RACNLGT	RAFI Global Long Index
BCOMHG	Bloomberg Copper Sub-Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	RACNSGT	RAFI Global Short Index
BCOMLC3T	Bloomberg Live Cattle 3-Month Forward	ERAUSLT	eRAFI U.S. Large Strategy Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMLC5	Bloomber Live Cattle Sub-Index 5-Month Forward	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMLH3	Bloomberg Lean Hogs Sub-Index 3-Month Forward	EUROBOBCO	Margin Eurobob Gasoline vs Brent	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BCOMLH5	Bloomberg Lean Hogs Sub-Index 5-Month Forward	EURTOP	European Refining/Topping Margin - comprised of 50% Jet Fuel/20% Naphtha/30% Fuel Oil vs. Dated Brent	SLVRLND	London Silver Market Fixing Ltd.
BCOMTR	Bloomberg Commodity Index Total Return	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
BCOMXGRT	Bloomberg Commodity Ex-Grains Total Return Index	FRCPI	France Consumer Price Index	SPGCENP	S&P GSCI Energy Official Close Index ER
BRTDUBAI	Brent-Dubai Spread Calendar Swap	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CDX.EM	Credit Derivatives Index - Emerging Markets	HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap	SPGCNGP	S&P Goldman Sachs Commodity Natural Gas Index
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	TPNBNK	TOPIX-Banks Index
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.300	Researching Definition	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	JETNWECO	NWE CIF Jet Fuel Crack Spread	ULSD	Ultra-Low Sulfur Diesel
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABNICP	JPMorgan Nic P Custom Index	USSW10	Researching Definition
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	KOSPI	Korea Composite Stock Price Index

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ADR	American Depositary Receipt	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
AID	Agency International Development	FSB	Federal Savings Bank	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
CBO	Collateralized Bond Obligation	MBS	Mortgage-Backed Security	THBFIX	Thai Baht Floating-Rate Fix
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	YOY	Year-Over-Year
EONIA	Euro OverNight Index Average	PIK	Payment-in-Kind

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By: /s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date: August 27, 2015

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date: August 27, 2015